UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(415) 670-2000

Date of fiscal year end:	February 28, 2024

Date of reporting period:	August 31, 2023

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

• iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

• iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

• iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

• iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

• iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

• iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

• iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six-to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.56%	4.41%	1.49%	4.41%	4.96%

Fund Market	2.58	4.44	1.51	4.44	5.01

Index	1.98	3.40	1.16	3.40	3.84

The inception date of the Fund was May 26, 2020. The first day of secondary market trading was May 28, 2020.

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Historical index data prior to March 01, 2021 is for the 3pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.60	$ 0.25		$ 1,000.00	$ 1,024.90	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Bill, 5.42%, 10/03/23	11.3%

U.S. Treasury Bill, 5.24%, 09/05/23	10.7

U.S. Treasury Bill, 5.30%, 09/19/23	10.5

U.S. Treasury Bill, 5.41%, 10/17/23	9.8

U.S. Treasury Bill, 5.42%, 10/31/23	9.5

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.69%	1.15%	0.89%	0.69%	1.15%	4.53%	7.15%

Fund Market	1.73	1.17	0.90	0.70	1.17	4.57	7.19

Index	1.76	1.26	1.01	0.82	1.26	5.17	8.50

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data from February 28, 2020 through April 01, 2016 is for the 3pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 1-3 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,016.90	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-2 Years	52.3%
2-3 Years	47.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 4.50%, 11/15/25	5.3%

U.S. Treasury Note/Bond, 4.00%, 02/15/26	4.9

U.S. Treasury Note/Bond, 1.50%, 11/30/24	4.2

U.S. Treasury Note/Bond, 1.50%, 02/15/25	3.7

U.S. Treasury Note/Bond, 4.00%, 12/15/25	3.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2023	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.38%	(0.64)%	0.57%	0.98%	(0.64)%	2.88%	10.25%

Fund Market	1.42	(0.61)	0.58	1.00	(0.61)	2.94	10.41

Index	1.43	(0.56)	0.69	1.09	(0.56)	3.51	11.48

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 3-7 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,013.80	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

2-3 Years	3.2%

3-4 Years	29.1

4-5 Years	28.5

5-6 Years	20.4

6-7 Years	18.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.8%

U.S. Treasury Note/Bond, 2.25%, 02/15/27	6.0

U.S. Treasury Note/Bond, 2.63%, 02/15/29	4.6

U.S. Treasury Note/Bond, 2.88%, 08/15/28	3.6

U.S. Treasury Note/Bond, 1.38%, 10/31/28	3.6

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.35%	(3.63)%	0.09%	1.21%	(3.63)%	0.44%	12.78%

Fund Market	0.37	(3.64)	0.11	1.23	(3.64)	0.56	13.06

Index	0.40	(3.52)	0.21	1.30	(3.52)	1.05	13.82

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 7-10 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,003.50	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

6-7 Years	12.2%

7-8 Years	16.0

8-9 Years	46.0

9-10 Years	25.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.38%, 11/15/31	19.2%

U.S. Treasury Note/Bond, 1.88%, 02/15/32	16.1

U.S. Treasury Note/Bond, 1.25%, 08/15/31	14.0

U.S. Treasury Note/Bond, 0.63%, 08/15/30	10.9

U.S. Treasury Note/Bond, 3.50%, 02/15/33	9.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2023	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.54)%	(7.00)%	(1.93)%	0.63%	(7.00)%	(9.29)%	6.44%

Fund Market	(1.49)	(7.01)	(1.90)	0.66	(7.01)	(9.17)	6.76

Index	(1.53)	(7.19)	(1.90)	0.68	(7.19)	(9.16)	7.03

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data from July 01, 2016 through March 01, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data prior to July 01, 2016 is for the Barclays U.S. 10-20 Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 984.60	$ 0.75		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

5-6 Years	0.7%

6-7 Years	0.1

8-9 Years	2.6

14-15 Years	1.3

15-16 Years	0.1

16-17 Years	18.7

17-18 Years	38.2

18-19 Years	23.2

19-20 Years	15.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.25%, 05/15/41	11.0%

U.S. Treasury Note/Bond, 1.88%, 02/15/41	10.1

U.S. Treasury Note/Bond, 1.75%, 08/15/41	8.7

U.S. Treasury Note/Bond, 1.13%, 08/15/40	7.5

U.S. Treasury Note/Bond, 1.38%, 11/15/40	7.4

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.35)%	(11.01)%	(2.40)%	1.42%	(11.01)%	(11.42)%	15.17%

Fund Market	(3.48)	(10.99)	(2.34)	1.48	(10.99)	(11.17)	15.81

Index	(3.29)	(10.97)	(2.31)	1.50	(10.97)	(11.03)	16.06

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data from April 01, 2016 through February 28, 2021 is for the 3pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data prior to April 01, 2016 is for the Barclays U.S. 20+ Year Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 966.50	$ 0.74		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

15-20 Years	5.6%

20-25 Years	32.7

25-30 Years	61.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/51	9.6%

U.S. Treasury Note/Bond, 2.00%, 08/15/51	7.3

U.S. Treasury Note/Bond, 1.63%, 11/15/50	6.5

U.S. Treasury Note/Bond, 1.88%, 11/15/51	5.6

U.S. Treasury Note/Bond, 3.00%, 02/15/49	5.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of August 31, 2023	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.93)%	(17.89)%	(20.28)%	(17.89)%	(48.67)%

Fund Market	(6.56)	(17.91)	(20.20)	(17.91)	(48.53)

Index	(7.02)	(18.34)	(20.55)	(18.34)	(49.14)

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Historical index data prior to March 01, 2021 is for the 3pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 930.70	$ 0.29		$ 1,000.00	$ 1,024.80	$ 0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

20-25 Years	3.1%

25-30 Years	96.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury STRIPS, 0.00%, 11/15/50	13.8%

U.S. Treasury STRIPS, 0.00%, 02/15/51	13.4

U.S. Treasury STRIPS, 0.00%, 08/15/49	13.1

U.S. Treasury STRIPS, 0.00%, 02/15/52	9.0

U.S. Treasury STRIPS, 0.00%, 08/15/51	6.6

(a)	Excludes money market funds.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.47%	4.06%	1.56%	0.99%	4.06%	8.02%	10.32%
Fund Market	2.51	4.08	1.56	0.99	4.08	8.06	10.36
Index	2.18	3.62	1.58	1.06	3.62	8.16	11.16

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE Short US Treasury Securities Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from April 01, 2020 through February 28, 2021 is for the 3pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from July 01, 2016 through April 30, 2020 is for the ICE U.S. Treasury Short Bond Index. Historical index data prior to July 01, 2016 is for the Bloomberg Barclays U.S. Short Treasury Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,024.70	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)

U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Bill, 5.09%, 10/05/23	7.6%
U.S. Treasury Bill, 5.02%, 11/02/23	5.7
U.S. Treasury Bill, 5.49%, 01/04/24	5.4
U.S. Treasury Bill, 5.38%, 10/10/23	5.0
U.S. Treasury Bill, 5.59%, 02/29/24	4.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 111.2%
U.S. Treasury Bill
5.02%, 11/02/23(a)	$1,034,600	$1,025,192,437
5.09%, 10/05/23(a)	962,052	957,250,023
5.16%, 09/07/23(a)	815,087	814,370,971
5.18%, 09/12/23(a)(b)	590,311	589,362,190
5.22%, 09/14/23(a)	1,100,580	1,098,496,459
5.24%, 09/05/23(a)(b)	1,676,578	1,675,604,816
5.30%, 09/19/23(a)(b)	1,639,072	1,634,748,748
5.35%, 09/28/23(a)	320,082	318,814,778
5.38%, 10/10/23(a)	326,559	324,691,967
5.40%, 09/26/23(a)	888,748	885,484,932
5.40%, 11/24/23(a)	100,107	98,866,447
5.41%, 10/12/23(a)	299,312	297,504,467
5.41%, 10/17/23(a)	1,535,213	1,524,835,621
5.42%, 10/03/23(a)	1,774,338	1,766,010,247
5.42%, 10/24/23(a)	900,969	893,971,804
5.42%, 10/31/23(a)	1,500,000	1,486,818,750
5.49%, 12/12/23(a)	217,706	214,434,469

		15,606,459,126

Total Long-Term Investments — 111.2% (Cost: $15,610,197,194)		15,606,459,126

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 10.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)(e)	1,537,168	$1,537,167,500

Total Short-Term Securities — 10.9% (Cost: $1,537,167,500)		1,537,167,500

Total Investments — 122.1% (Cost: $17,147,364,694)		17,143,626,626

Liabilities in Excess of Other Assets — (22.1)%		(3,107,654,332)

Net Assets — 100.0%		$14,035,972,294

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$417,620,000	$1,119,547,500	(a)	$—	$—	$—	$1,537,167,500	1,537,168	$16,351,575	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$15,606,459,126	$—	$15,606,459,126
Short-Term Securities
Money Market Funds	1,537,167,500	—	—	1,537,167,500

	$1,537,167,500	$15,606,459,126	$—	$17,143,626,626

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) August 31, 2023	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$72,385	$66,701,647
0.25%, 06/30/25(a)	97,963	90,026,651
0.25%, 07/31/25	126,764	116,122,390
0.25%, 08/31/25	911,052	831,832,821
0.25%, 10/31/25	263,104	238,859,558
0.38%, 07/15/24	768	735,007
0.38%, 08/15/24	2,630	2,507,335
0.38%, 09/15/24	175,192	166,452,456
0.50%, 03/31/25	140,317	130,703,466
0.63%, 10/15/24	690,138	655,334,460
0.63%, 07/31/26	352,080	314,850,737
0.75%, 11/15/24	620,630	588,313,509
0.75%, 03/31/26	296,194	268,819,103
0.75%, 04/30/26	393,126	355,533,055
0.75%, 05/31/26	693,616	625,554,840
0.75%, 08/31/26	441,000	394,815,587
0.88%, 06/30/26	251,486	227,329,409
1.00%, 12/15/24	849,204	805,051,835
1.13%, 01/15/25	719,585	681,385,343
1.25%, 02/28/25	160,713	151,591,282
1.38%, 08/31/26	170,800	155,828,313
1.50%, 11/30/24	1,141,809	1,090,650,793
1.50%, 02/15/25	1,000,528	949,954,146
1.50%, 08/15/26	398,800	365,540,702
1.63%, 05/15/26	296,656	274,337,085
1.75%, 03/15/25	8,399	7,988,617
1.88%, 06/30/26	175,935	163,626,515
1.88%, 07/31/26	160,950	149,299,987
2.00%, 02/15/25	678,574	649,098,346
2.00%, 08/15/25	155,918	147,597,839
2.13%, 07/31/24	124	119,993
2.13%, 09/30/24	1	966
2.13%, 05/15/25	492,635	469,638,760
2.13%, 05/31/26	180,351	169,001,193
2.25%, 10/31/24	184,111	177,853,908
2.25%, 11/15/24	739,875	713,950,282
2.25%, 11/15/25	550,494	521,528,363
2.25%, 03/31/26	96,130	90,636,415
2.38%, 08/15/24	2,001	1,944,099
2.50%, 01/31/25	29,329	28,273,747
2.50%, 02/28/26	98,220	93,250,974
2.63%, 03/31/25	625	602,338
2.63%, 04/15/25	471,871	454,212,893
2.75%, 02/28/25	66,490	64,248,946
2.75%, 05/15/25	731,202	704,553,598
2.75%, 06/30/25(a)	66,789	64,253,394
2.75%, 08/31/25	24,725	23,734,452
2.88%, 04/30/25	162,093	156,564,989
2.88%, 05/31/25	24,749	23,878,629
2.88%, 06/15/25	670,745	646,981,098

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 07/31/25	$53,884	$51,899,421
3.00%, 07/31/24	882	862,591
3.00%, 07/15/25	136,062	131,416,469
3.00%, 09/30/25	278,793	268,730,604
3.00%, 10/31/25	190,407	183,415,300
3.13%, 08/15/25	277,712	268,675,126
3.25%, 08/31/24	2,097	2,053,961
3.50%, 09/15/25	224,436	218,597,353
3.63%, 05/15/26	445,541	434,542,194
3.75%, 04/15/26	472,337	462,133,882
3.88%, 03/31/25	234,301	230,063,643
3.88%, 04/30/25	221,808	217,779,066
3.88%, 01/15/26	856,272	840,082,715
4.00%, 12/15/25	946,631	931,322,689
4.00%, 02/15/26	1,299,666	1,279,155,351
4.13%, 01/31/25	142,702	140,712,371
4.13%, 06/15/26	297,402	293,963,784
4.25%, 09/30/24(a)	332,301	328,575,297
4.25%, 05/31/25	137,629	135,946,073
4.25%, 10/15/25	687,902	680,189,972
4.38%, 10/31/24	512,548	507,242,329
4.38%, 08/15/26	312,300	310,884,891
4.50%, 11/15/25	1,374,964	1,366,585,512
4.63%, 02/28/25	342,809	340,439,195
4.63%, 03/15/26	402,199	401,900,392
4.75%, 06/30/25	213,551	212,366,657
4.75%, 07/15/26	211,248	210,868,712
5.00%, 08/31/25	299,400	300,253,757
6.75%, 08/15/26	26,800	28,415,328

		25,850,746,506

Total Long-Term Investments — 99.1% (Cost: $26,462,040,471)		25,850,746,506

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(b)(c)(d)	400,918	400,918,168

Total Short-Term Securities — 1.5% (Cost: $400,918,168)		400,918,168

Total Investments — 100.6% (Cost: $26,862,958,639)		26,251,664,674

Liabilities in Excess of Other Assets — (0.6)%		(157,749,307)

Net Assets — 100.0%		$26,093,915,367

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$224,923,015	$175,995,153	(a)	$—	$—	$—	$400,918,168	400,918	$1,578,424	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$25,850,746,506	$—	$25,850,746,506
Short-Term Securities
Money Market Funds	400,918,168	—	—	400,918,168

	$400,918,168	$25,850,746,506	$—	$26,251,664,674

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) August 31, 2023	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.50%, 05/31/27	$3,713	$3,216,040
0.50%, 08/31/27	80,736	69,369,541
0.50%, 10/31/27	302,398	258,372,761
0.63%, 12/31/27	211,465	180,778,135
0.63%, 05/15/30	104,811	83,149,012
0.63%, 08/15/30	200,000	157,585,938
0.75%, 08/31/26	416,918	373,255,612
0.75%, 01/31/28	163,276	140,040,888
0.88%, 09/30/26	181,174	162,582,433
1.00%, 07/31/28	477,281	408,448,473
1.13%, 10/31/26	124,783	112,489,565
1.13%, 02/29/28	151,749	132,110,372
1.13%, 08/31/28	494,244	424,799,030
1.25%, 11/30/26	90,378	81,625,981
1.25%, 12/31/26	67,246	60,647,125
1.25%, 03/31/28	294,589	257,454,675
1.25%, 04/30/28	170,247	148,474,180
1.25%, 05/31/28	152,334	132,607,937
1.25%, 06/30/28	63,063	54,790,560
1.25%, 09/30/28	517,945	446,990,925
1.38%, 08/31/26	384	350,340
1.38%, 10/31/28	548,207	475,206,050
1.50%, 08/15/26	65,201	59,763,705
1.50%, 01/31/27	101,642	92,196,078
1.50%, 11/30/28	49,009	42,689,171
1.63%, 09/30/26	69,595	63,915,664
1.75%, 12/31/26	101,642	93,168,819
1.75%, 01/31/29	7,624	6,704,111
1.75%, 11/15/29	101,714	88,451,796
2.00%, 11/15/26	3,646	3,375,028
2.25%, 02/15/27	865,435	804,753,502
2.25%, 08/15/27	463,078	427,569,507
2.25%, 11/15/27	120,883	111,160,602
2.38%, 05/15/27	1,128,817	1,050,505,321
2.38%, 03/31/29	68,627	62,238,610
2.38%, 05/15/29	426,501	386,317,152
2.50%, 03/31/27	155,039	145,276,294
2.63%, 05/31/27	172,791	162,194,147
2.63%, 02/15/29	662,270	609,702,135
2.63%, 07/31/29	65,158	59,675,932
2.75%, 04/30/27	245,879	232,077,026
2.75%, 07/31/27	230,076	216,585,621
2.75%, 02/15/28	354,640	332,253,350
2.88%, 05/15/28	267,462	251,362,418

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/28	$518,320	$485,965,960
2.88%, 04/30/29	25,449	23,686,086
3.13%, 11/15/28	408,460	386,744,419
3.13%, 08/31/29	149,002	140,242,501
3.25%, 06/30/27	122,962	118,043,712
3.25%, 06/30/29	59,682	56,600,174
3.50%, 04/30/28	108,570	104,964,944
3.50%, 01/31/30	216,389	207,572,838
3.50%, 04/30/30	82,684	79,273,093
3.63%, 03/31/30	176,401	170,392,341
3.75%, 05/31/30	366,843	356,940,715
3.75%, 06/30/30	159,349	155,042,084
3.88%, 09/30/29	164,626	161,327,442
3.88%, 11/30/29	129,255	126,665,243
3.88%, 12/31/29	224,247	219,735,389
4.00%, 02/29/28	224,158	221,399,410
4.00%, 10/31/29	33,113	32,668,943
4.00%, 02/28/30	291,401	287,690,386
4.00%, 07/31/30	162,626	160,694,619
4.13%, 10/31/27	91,587	90,731,751
4.13%, 08/31/30	230,000	229,029,687
4.38%, 08/31/28	60,000	60,370,313
5.50%, 08/15/28	13,507	14,226,564
U.S. Treasury STRIPS, 0.00%, 02/15/29(a)(b)	35,888	28,475,751

		13,384,765,927

Total Long-Term Investments — 99.1% (Cost: $14,316,756,812)		13,384,765,927

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	104,230	104,230,000

Total Short-Term Securities — 0.8% (Cost: $104,230,000)		104,230,000

Total Investments — 99.9% (Cost: $14,420,986,812)		13,488,995,927

Other Assets Less Liabilities — 0.1%		10,436,910

Net Assets — 100.0%		$13,499,432,837

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$63,280,000	$40,950,000	(a)	$—	$—	$—	$104,230,000	104,230	$729,380	(b)	$—

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 3-7 Year Treasury Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$13,384,765,927	$—	$13,384,765,927
Short-Term Securities
Money Market Funds	104,230,000	—	—	104,230,000

	$104,230,000	$13,384,765,927	$—	$13,488,995,927

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2023	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$376,203	$298,449,481
0.63%, 08/15/30	3,910,716	3,081,368,930
0.88%, 11/15/30	277,749	222,329,555
1.25%, 08/15/31	4,895,686	3,953,266,768
1.38%, 11/15/31	6,683,997	5,416,909,860
1.63%, 05/15/31	389,725	326,440,192
1.88%, 02/15/32	5,394,403	4,534,038,020
2.75%, 08/15/32	882,091	791,780,045
2.88%, 05/15/32	2,463,180	2,238,510,855
3.38%, 05/15/33	2,232,807	2,103,373,781
3.50%, 02/15/33	2,767,125	2,635,253,913
3.88%, 08/15/33	1,000,000	982,187,500
4.00%, 07/31/30	59,748	59,038,789
4.13%, 11/15/32	1,571,344	1,570,607,632

		28,213,555,321

Total Long-Term Investments — 99.1% (Cost: $30,536,478,503)		28,213,555,321

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(a)(b)	149,080	$149,080,000

Total Short-Term Securities — 0.5% (Cost: $149,080,000)		149,080,000

Total Investments — 99.6% (Cost: $30,685,558,503)		28,362,635,321

Other Assets Less Liabilities — 0.4%		105,473,626

Net Assets — 100.0%		$28,468,108,947

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$294,890,000	$—	$(145,810,000	)(a)	$—	$—	$149,080,000	149,080	$3,997,263	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$28,213,555,321	$—	$28,213,555,321
Short-Term Securities

Money Market Funds	149,080,000	—	—	149,080,000

	$149,080,000	$28,213,555,321	$—	$28,362,635,321

See notes to financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.8%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$5,113	$4,028,842
1.13%, 05/15/40	181,768	112,575,455
1.13%, 08/15/40	890,161	546,510,355
1.38%, 11/15/31	181,310	146,938,764
1.38%, 11/15/40	847,061	540,762,357
1.75%, 08/15/41	946,584	636,023,233
1.88%, 02/15/32	2,387	2,006,544
1.88%, 02/15/41	1,064,387	738,668,022
2.00%, 11/15/41	667,514	467,076,925
2.25%, 05/15/41	1,095,117	806,921,122
2.38%, 02/15/42	283,917	211,218,572
2.75%, 08/15/32	23,137	20,767,720
2.75%, 08/15/42	634,796	499,157,945
2.75%, 11/15/42	66,518	52,153,956
2.88%, 04/30/29	133	123,509
2.88%, 05/15/32	22,940	20,847,894
2.88%, 05/15/43	97,149	77,381,296
3.00%, 05/15/42	1,612	1,322,445
3.13%, 08/31/29	51,872	48,822,494
3.13%, 11/15/41	1,612	1,360,105
3.13%, 02/15/42	77,135	64,817,169
3.13%, 02/15/43	63,654	52,872,272
3.25%, 05/15/42	91,922	78,496,275
3.38%, 08/15/42	436,120	378,453,526
3.50%, 02/15/39	1,612	1,481,902
3.63%, 08/15/43	64,300	57,470,637
3.75%, 08/15/41	1,612	1,493,426
3.88%, 08/15/40	418,336	397,108,715
3.88%, 02/15/43	154,009	143,300,003
3.88%, 05/15/43	147,166	136,887,747
4.00%, 11/15/42	430,408	408,366,592
4.25%, 05/15/39	1,612	1,616,734
4.25%, 11/15/40	1,612	1,605,587
4.38%, 02/15/38	1,612	1,650,490
4.38%, 11/15/39	197,598	200,299,435

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 05/15/40	$1,612	$1,631,723
4.38%, 05/15/41	1,612	1,624,480
4.38%, 08/15/43	170,700	170,246,578
4.50%, 02/15/36	1,612	1,684,623
4.50%, 05/15/38	93,565	96,876,220
4.50%, 08/15/39	1,612	1,661,700
4.63%, 02/15/40	110,292	115,195,137
4.75%, 02/15/37	1,612	1,721,401
4.75%, 02/15/41	1,612	1,703,264
5.00%, 05/15/37	1,612	1,762,399
U.S. Treasury STRIPS
0.00%, 11/15/40(a)(b)	5,117	2,422,442
0.00%, 02/15/41(a)(b)	150,839	70,435,023
0.00%, 05/15/41(a)(b)	3,203	1,479,131

		7,329,032,186

Total Long-Term Investments — 97.8% (Cost: $7,911,518,173)		7,329,032,186

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	155,680	155,680,000

Total Short-Term Securities — 2.1% (Cost: $155,680,000)		155,680,000

Total Investments — 99.9% (Cost: $8,067,198,173)		7,484,712,186

Other Assets Less Liabilities — 0.1%		6,910,736

Net Assets — 100.0%		$7,491,622,922

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$140,170,000	$15,510,000	(a)	$—	$—	$—	$155,680,000	155,680	$2,274,984	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10-20 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$7,329,032,186	$—	$7,329,032,186
Short-Term Securities
Money Market Funds	155,680,000	—	—	155,680,000

	$155,680,000	$7,329,032,186	$—	$7,484,712,186

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
1.25%, 05/15/50	$593,258	$310,093,174
1.38%, 08/15/50	1,627,758	879,816,128
1.63%, 11/15/50	4,546,584	2,629,914,856
1.88%, 02/15/51	6,255,622	3,859,181,289
1.88%, 11/15/51	3,653,989	2,245,205,187
2.00%, 02/15/50	2,856,834	1,829,377,852
2.00%, 08/15/51	4,654,773	2,955,235,616
2.25%, 08/15/49	1,990,780	1,354,274,691
2.25%, 02/15/52	661,591	446,315,629
2.38%, 11/15/49	486	339,598
2.50%, 02/15/45	148,225	108,847,092
2.50%, 02/15/46	2,351,750	1,709,796,106
2.50%, 05/15/46	2,268,709	1,647,383,896
2.75%, 11/15/42	23,463	18,396,537
2.75%, 08/15/47	2,244	1,700,946
2.75%, 11/15/47	914,789	692,666,493
2.88%, 05/15/43	1,042,716	830,547,656
2.88%, 08/15/45	1,128,420	882,944,574
2.88%, 11/15/46	842,064	655,000,796
2.88%, 05/15/49	123	95,029
2.88%, 05/15/52	299,965	232,859,393
3.00%, 11/15/44	153,143	123,190,302
3.00%, 02/15/47	757,783	602,407,647
3.00%, 02/15/48	2,438,090	1,935,328,931
3.00%, 08/15/48	1,704,409	1,352,541,994
3.00%, 02/15/49	2,686,343	2,132,390,082
3.00%, 08/15/52	680,777	542,521,082
3.13%, 02/15/43	388,062	322,334,331
3.13%, 08/15/44	2,238,685	1,842,017,590

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 05/15/48	$1,339,718	$1,088,102,213
3.38%, 05/15/44	123,008	105,479,360
3.38%, 11/15/48	1,294,077	1,099,763,335
3.63%, 08/15/43	968,786	865,890,149
3.63%, 02/15/44	120,917	107,861,475
3.63%, 02/15/53	1,139,130	1,026,285,115
3.63%, 05/15/53	1,562,481	1,409,162,462
3.75%, 11/15/43	324,128	294,842,166
4.00%, 11/15/42	244,021	231,524,265
4.00%, 11/15/52	1,464,458	1,413,029,964
4.13%, 08/15/53	439,232	433,330,215

		40,217,995,216

Total Long-Term Investments — 99.0% (Cost: $48,290,836,812)		40,217,995,216

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(a)(b)	576,390	576,390,000

Total Short-Term Securities — 1.4% (Cost: $576,390,000)		576,390,000

Total Investments — 100.4% (Cost: $48,867,226,812)		40,794,385,216

Liabilities in Excess of Other Assets — (0.4)%		(162,650,735)

Net Assets — 100.0%		$40,631,734,481

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$456,920,000	$119,470,000	(a)	$—	$—	$—	$576,390,000	576,390	$7,307,393	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$40,217,995,216	$—	$40,217,995,216
Short-Term Securities
Money Market Funds	576,390,000	—	—	576,390,000

	$576,390,000	$40,217,995,216	$—	$40,794,385,216

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury STRIPS
0.00%, 08/15/47(a)(b)	$72	$25,476
0.00%, 11/15/47(a)(b)	2,697	948,309
0.00%, 05/15/48(a)(b)	56	19,363
0.00%, 08/15/48(a)(b)	8,881	3,054,176
0.00%, 11/15/48(a)(b)	5,556	1,895,769
0.00%, 02/15/49(a)(b)	20,314	6,891,779
0.00%, 05/15/49(a)(b)	3,566	1,202,471
0.00%, 08/15/49(a)(b)	51,141	17,182,549
0.00%, 11/15/49(a)(b)	4,807	1,605,677
0.00%, 02/15/50(a)(b)	15,321	5,069,056
0.00%, 05/15/50(a)(b)	5,572	1,830,164
0.00%, 08/15/50(a)(b)	25,132	8,188,396
0.00%, 11/15/50(a)(b)	56,330	18,208,714
0.00%, 02/15/51(a)(b)	55,029	17,666,001
0.00%, 05/15/51(a)(b)	6,549	2,085,542
0.00%, 08/15/51(a)(b)	27,259	8,614,166
0.00%, 11/15/51(a)(b)	21,264	6,678,685
0.00%, 02/15/52(a)(b)	37,642	11,770,986
0.00%, 05/15/52(a)(b)	10,570	3,292,023
0.00%, 08/15/52(a)(b)	17,432	5,389,770
0.00%, 11/15/52(a)(b)	9,284	2,893,703
0.00%, 02/15/53(a)(b)	16,688	5,105,342

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.00%, 05/15/53(a)(b)	$6,512	$1,987,036

		131,605,153

Total Long-Term Investments — 99.6% (Cost: $177,290,029)		131,605,153

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)	120	120,000

Total Short-Term Securities — 0.1% (Cost: $120,000)		120,000

Total Investments — 99.7% (Cost: $177,410,029)		131,725,153

Other Assets Less Liabilities — 0.3%		391,342

Net Assets — 100.0%		$132,116,495

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$100,000	(a)	$—	$—	$—	$120,000	120	$3,355	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$131,605,153	$—	$131,605,153
Short-Term Securities
Money Market Funds	120,000	—	—	120,000

	$120,000	$131,605,153	$—	$131,725,153

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) August 31, 2023	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Bill
4.78%, 03/21/24(a)(b)	$655,529	$636,636,414
4.84%, 04/18/24(a)(b)	652,126	630,456,103
4.96%, 12/28/23(a)(b)	489,654	481,167,684
5.02%, 11/02/23(a)	1,166,616	1,156,007,179
5.04%, 01/25/24(a)(b)	784,306	767,499,076
5.09%, 10/05/23(a)	1,550,994	1,543,252,981
5.11%, 10/19/23(a)	520,939	517,260,003
5.16%, 09/07/23(a)	514,442	513,989,427
5.18%, 09/12/23(b)	219,308	218,955,291
5.22%, 09/14/23(a)	726,137	724,762,328
5.22%, 11/16/23(a)	396,536	392,117,630
5.22%, 06/13/24(a)	205,805	197,391,136
5.24%, 09/05/23(b)	731,619	731,194,456
5.25%, 11/30/23(a)	833,832	822,757,319
5.30%, 09/19/23(a)(b)	833,302	831,104,166
5.30%, 02/22/24(a)	770,332	750,639,384
5.38%, 10/10/23(a)	1,030,691	1,024,797,942
5.39%, 12/14/23(a)(b)	670,968	660,798,039
5.40%, 10/26/23(a)	750,415	744,344,260
5.40%, 11/24/23	207,224	204,655,206
5.41%, 10/12/23(a)	249,062	247,557,925
5.41%, 10/17/23(a)	298,261	296,245,121
5.42%, 10/03/23(a)	709,154	705,825,408
5.42%, 10/31/23(a)	250,000	247,803,125
5.42%, 07/11/24(a)	398,495	380,694,754
5.49%, 01/04/24(a)	1,118,606	1,098,069,589
5.50%, 01/11/24(a)	249,062	244,233,311
5.50%, 02/01/24(a)	819,536	801,172,032
5.52%, 01/02/24(a)	200,151	196,619,852
5.53%, 02/15/24(a)	851,610	830,721,599

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.59%, 02/29/24(a)	$1,000,000	$973,453,330
U.S. Treasury Note/Bond
0.13%, 10/15/23	26,060	25,892,854
0.13%, 02/15/24	170,852	166,828,025
0.25%, 09/30/23	68,119	67,840,580
0.75%, 12/31/23	4,460	4,391,206
1.50%, 02/29/24	192,052	188,391,107
2.13%, 02/29/24	219,429	215,905,742
2.88%, 09/30/23	100,813	100,604,473

		20,342,036,057

Total Long-Term Investments — 99.6% (Cost: $20,357,090,032)		20,342,036,057

Short-Term Securities

Money Market Funds — 16.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)(e)	3,407,761	3,407,761,000

Total Short-Term Securities — 16.7% (Cost: $3,407,761,000)		3,407,761,000

Total Investments — 116.3% (Cost: $23,764,851,032)		23,749,797,057

Liabilities in Excess of Other Assets — (16.3)%		(3,332,637,409)

Net Assets — 100.0%		$20,417,159,648

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$4,407,803,970	$—	$(1,000,042,970	)(a)	$—	$—	$3,407,761,000	3,407,761	$33,931,352	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$20,342,036,057	$—	$20,342,036,057
Short-Term Securities
Money Market Funds	3,407,761,000	—	—	3,407,761,000

	$3,407,761,000	$20,342,036,057	$—	$23,749,797,057

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$15,606,459,126	$25,850,746,506	$13,384,765,927	$28,213,555,321
Investments, at value — affiliated(c)	1,537,167,500	400,918,168	104,230,000	149,080,000
Cash	15,932	11,258	10,235	5,972
Receivables:
Investments sold	—	1,575,770,143	398,545,299	1,506,861,069
Securities lending income — affiliated	44,334	19,384	—	7,171
Capital shares sold	13,447,543	7,490,816	4,979,672	107,969
Dividends — affiliated	1,330,238	202,372	305,943	674,718
Interest — unaffiliated	19,632	154,850,966	59,803,912	109,250,327

Total assets	17,158,484,305	27,990,009,613	13,952,640,988	29,979,542,547

LIABILITIES
Collateral on securities loaned, at value	1,418,707,500	328,578,167	—	—
Payables:
Investments purchased	1,698,553,945	1,564,128,117	451,431,802	1,507,516,064
Capital shares redeemed	4,501,451	98,720	90,860	294,777
Investment advisory fees	749,115	3,289,242	1,685,489	3,622,759

Total liabilities	3,122,512,011	1,896,094,246	453,208,151	1,511,433,600

Commitments and contingent liabilities

NET ASSETS	$14,035,972,294	$26,093,915,367	$13,499,432,837	$28,468,108,947

NET ASSETS CONSIST OF
Paid-in capital	$13,979,873,698	$27,445,655,639	$14,945,371,955	$33,131,616,223
Accumulated earnings (loss)	56,098,596	(1,351,740,272)	(1,445,939,118)	(4,663,507,276)

NET ASSETS	$14,035,972,294	$26,093,915,367	$13,499,432,837	$28,468,108,947

NET ASSETVALUE
Shares outstanding	139,500,000	321,400,000	117,600,000	300,500,000

Net asset value	$100.62	$81.19	$114.79	$94.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$15,610,197,194	$26,462,040,471	$14,316,756,812	$30,536,478,503
(b) Securities loaned, at value	$1,389,650,789	$317,616,837	$—	$—
(c) Investments, at cost — affiliated	$1,537,167,500	$400,918,168	$104,230,000	$149,080,000

See notes to financial statements.

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2023

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,329,032,186	$40,217,995,216	$131,605,153	$20,342,036,057
Investments, at value — affiliated(c)	155,680,000	576,390,000	120,000	3,407,761,000
Cash	5,196	6,670	4,129	51,011,600
Receivables:
Investments sold	199,728,505	—	397,060	—
Securities lending income — affiliated	4,508	—	—	753,421
Capital shares sold	15,148,777	19,052,581	382,643	37,698,298
Dividends — affiliated	572,580	2,014,320	858	967,606
Interest — unaffiliated	35,253,341	197,940,553	—	3,411,282

Total assets	7,735,425,093	41,013,399,340	132,509,843	23,843,639,264

LIABILITIES
Collateral on securities loaned, at value	—	—	—	2,943,991,000
Payables:
Investments purchased	242,902,785	375,213,171	382,643	479,933,860
Capital shares redeemed	—	1,350,129	—	—
Investment advisory fees	899,386	5,101,559	10,705	2,554,756

Total liabilities	243,802,171	381,664,859	393,348	3,426,479,616

Commitments and contingent liabilities

NET ASSETS	$7,491,622,922	$40,631,734,481	$132,116,495	$20,417,159,648

NET ASSETS CONSIST OF
Paid-in capital	$8,709,880,536	$52,429,370,769	$276,841,186	$20,393,767,693
Accumulated earnings (loss)	(1,218,257,614)	(11,797,636,288)	(144,724,691)	23,391,955

NET ASSETS	$7,491,622,922	$40,631,734,481	$132,116,495	$20,417,159,648

NET ASSETVALUE
Shares outstanding	71,000,000	420,700,000	11,050,000	184,870,000

Net asset value	$105.52	$96.58	$11.96	$110.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$7,911,518,173	$48,290,836,812	$177,290,029	$20,357,090,032
(b) Securities loaned, at value	$—	$—	$—	$2,883,651,760
(c) Investments, at cost — affiliated	$155,680,000	$576,390,000	$120,000	$3,407,761,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$11,870,825	$1,405,155	$709,272	$3,512,159
Interest — unaffiliated	264,512,328	417,148,727	156,825,716	429,958,723
Securities lending income — affiliated — net	4,480,750	173,269	20,108	485,104

Total investment income	280,863,903	418,727,151	157,555,096	433,955,986

EXPENSES
Investment advisory	6,529,998	20,486,684	9,632,349	21,295,144
Commitment costs	23,705	—	—	—

Total expenses	6,553,703	20,486,684	9,632,349	21,295,144

Less:
Investment advisory fees waived	(3,624,552)	—	—	—

Total expenses after fees waived	2,929,151	20,486,684	9,632,349	21,295,144

Net investment income	277,934,752	398,240,467	147,922,747	412,660,842

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(115,024)	(238,993,753)	(215,227,062)	(674,524,726)
In-kind redemptions — unaffiliated(a)	290,519	(29,775,600)	3,373,997	81,818,368

	175,495	(268,769,353)	(211,853,065)	(592,706,358)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,785,338)	297,477,771	214,942,583	135,578,295

	(3,785,338)	297,477,771	214,942,583	135,578,295

Net realized and unrealized gain (loss)	(3,609,843)	28,708,418	3,089,518	(457,128,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$274,324,909	$426,948,885	$151,012,265	$(44,467,221)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2023

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$2,157,806	$7,294,539	$3,301	$21,755,217
Interest — unaffiliated	154,994,952	655,224,450	2,413,349	485,280,276
Securities lending income — affiliated — net	117,178	12,854	54	12,176,135

Total investment income	157,269,936	662,531,843	2,416,704	519,211,628

EXPENSES
Investment advisory	6,045,406	28,025,050	97,829	16,204,624
Commitment costs	—	—	—	23,704

Total expenses	6,045,406	28,025,050	97,829	16,228,328

Less:
Investment advisory fees waived	—	—	(58,434)	(401,413)

Total expenses after fees waived	6,045,406	28,025,050	39,395	15,826,915

Net investment income	151,224,530	634,506,793	2,377,309	503,384,713

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(101,264,244)	(1,580,443,111)	(7,703,603)	(789,482)
In-kind redemptions — unaffiliated(a)	102,030,752	79,095,298	(42,443,786)	1,360,939

	766,508	(1,501,347,813)	(50,147,389)	571,457

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(222,155,916)	(754,046,936)	36,275,045	19,384,433

	(222,155,916)	(754,046,936)	36,275,045	19,384,433

Net realized and unrealized gain (loss)	(221,389,408)	(2,255,394,749)	(13,872,344)	19,955,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70,164,878)	$(1,620,887,956)	$(11,495,035)	$523,340,603

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$277,934,752	$118,037,519	$398,240,467	$437,290,500
Net realized gain (loss)	175,495	(236,704)	(268,769,353)	(497,446,789)
Net change in unrealized appreciation (depreciation)	(3,785,338)	95,321	297,477,771	(586,673,780)

Net increase (decrease) in net assets resulting from operations	274,324,909	117,896,136	426,948,885	(646,830,069)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(241,315,688)	(95,037,163)	(382,840,087)	(391,444,335)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,880,035,374	6,234,641,147	(289,747,003)	5,944,603,725

NET ASSETS
Total increase (decrease) in net assets	5,913,044,595	6,257,500,120	(245,638,205)	4,906,329,321
Beginning of period	8,122,927,699	1,865,427,579	26,339,553,572	21,433,224,251

End of period	$14,035,972,294	$8,122,927,699	$26,093,915,367	$26,339,553,572

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

		iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$147,922,747	$180,461,033	$412,660,842	$448,809,727
Net realized loss	(211,853,065)	(319,962,030)	(592,706,358)	(1,433,884,442)
Net change in unrealized appreciation (depreciation)	214,942,583	(773,825,977)	135,578,295	(1,776,733,523)

Net increase (decrease) in net assets resulting from operations	151,012,265	(913,326,974)	(44,467,221)	(2,761,808,238)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(138,746,085)	(166,283,959)	(385,242,445)	(417,943,007)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,479,402,819	2,611,815,276	5,916,048,186	8,747,771,716

NET ASSETS
Total increase in net assets	1,491,668,999	1,532,204,343	5,486,338,520	5,568,020,471
Beginning of period	12,007,763,838	10,475,559,495	22,981,770,427	17,413,749,956

End of period	$13,499,432,837	$12,007,763,838	$28,468,108,947	$22,981,770,427

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

		iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$151,224,530	$141,259,383	$634,506,793	$645,713,129
Net realized gain (loss)	766,508	(571,737,679)	(1,501,347,813)	(1,526,727,937)
Net change in unrealized appreciation (depreciation)	(222,155,916)	(274,395,077)	(754,046,936)	(5,399,255,836)

Net decrease in net assets resulting from operations	(70,164,878)	(704,873,373)	(1,620,887,956)	(6,280,270,644)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(150,317,172)	(121,088,041)	(581,475,677)	(593,637,547)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(565,818,601)	6,778,454,594	12,469,157,132	21,125,482,673

NET ASSETS
Total increase (decrease) in net assets	(786,300,651)	5,952,493,180	10,266,793,499	14,251,574,482
Beginning of period	8,277,923,573	2,325,430,393	30,364,940,982	16,113,366,500

End of period	$7,491,622,922	$8,277,923,573	$40,631,734,481	$30,364,940,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 25+ Year Treasury STRIPS Bond ETF		iShares Short Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,377,309	$9,469,012	$503,384,713	$419,539,273
Net realized gain (loss)	(50,147,389)	(49,445,003)	571,457	(52,499,364)
Net change in unrealized appreciation (depreciation)	36,275,045	(89,974,592)	19,384,433	(21,146,082)

Net increase (decrease) in net assets resulting from operations	(11,495,035)	(129,950,583)	523,340,603	345,893,827

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,856,275)	(9,305,657)	(478,731,755)	(356,029,920)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(135,510,873)	97,038,764	(3,370,107,988)	7,973,509,976

NET ASSETS
Total increase (decrease) in net assets	(149,862,183)	(42,217,476)	(3,325,499,140)	7,963,373,883
Beginning of period	281,978,678	324,196,154	23,742,658,788	15,779,284,905

End of period	$132,116,495	$281,978,678	$20,417,159,648	$23,742,658,788

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF

	Six Months Ended				Period From
	08/31/23		Year Ended	Year Ended	05/26/20	(a)
	(unaudited)		02/28/23	02/28/22	to 02/28/21

Net asset value, beginning of period	$100.41		$100.02	$100.01	$100.01

Net investment income(b)	2.58		2.81	0.04	0.05
Net realized and unrealized loss(c)		(0.05)	(0.57)	0.00	0.00	(d)

Net increase from investment operations	2.53		2.24	0.04	0.05

Distributions from net investment income(e)		(2.32)	(1.85)	(0.03)		(0.05)

Net asset value, end of period	$100.62		$100.41	$100.02	$100.01

Total Return(f)
Based on net asset value	2.56	%(g)	2.25%	0.04%	0.05	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)	0.12%	0.12%	0.12	%(i)

Total expenses after fees waived	0.05	%(i)	0.04%	0.03%	0.03	%(i)

Net investment income	5.11	%(i)	2.81%	0.04%	0.07	%(i)

Supplemental Data
Net assets, end of period (000)	$14,035,972		$8,122,928	$1,865,428	$735,108

Portfolio turnover rate(j)		0%	0%	0%		326%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$80.97		$84.55	$86.30	$85.70	$83.73	$83.44

Net investment income(a)	1.19		1.38	0.20	0.62	1.73	1.64
Net realized and unrealized gain (loss)(b)	0.18		(3.77)	(1.73)	0.69	2.02	0.16

Net increase (decrease) from investment operations	1.37		(2.39)	(1.53)	1.31	3.75	1.80

Distributions(c)
From net investment income		(1.15)	(1.19)	(0.19)	(0.71)	(1.78)	(1.51)
From net realized gain	—		—	(0.03)	—	—	—

Total distributions		(1.15)	(1.19)	(0.22)	(0.71)	(1.78)	(1.51)

Net asset value, end of period	$81.19		$80.97	$84.55	$86.30	$85.70	$83.73

Total Return(d)
Based on net asset value	1.69	%(e)	(2.84)%	(1.77)%	1.52%	4.53%	2.18%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.92	%(g)	1.69%	0.24%	0.71%	2.05%	1.97%

Supplemental Data
Net assets, end of period (000)	$26,093,915		$26,339,554	$21,433,224	$19,572,396	$17,465,741	$18,972,903

Portfolio turnover rate(h)		27%	73%	148%	79%	56%	62%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$114.47		$126.06	$131.00	$130.24	$121.54	$120.03

Net investment income(a)	1.34		1.84	0.94	1.29	2.44	2.47
Net realized and unrealized gain (loss)(b)	0.25		(11.75)	(4.94)	0.85	8.76	1.47

Net increase (decrease) from investment operations	1.59		(9.91)	(4.00)	2.14	11.20	3.94

Distributions from net investment income(c)		(1.27)	(1.68)	(0.94)	(1.38)	(2.50)	(2.43)

Net asset value, end of period	$114.79		$114.47	$126.06	$131.00	$130.24	$121.54

Total Return(d)
Based on net asset value	1.38	%(e)	(7.90)%	(3.07)%	1.63%	9.31%	3.33%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.30	%(g)	1.57%	0.72%	0.97%	1.95%	2.06%

Supplemental Data
Net assets, end of period (000)	$13,499,433		$12,007,764	$10,475,559	$11,227,126	$9,923,985	$7,122,486

Portfolio turnover rate(h)		22%	36%	62%	49%	38%	41%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$95.72		$111.99	$115.71	$117.31	$104.16	$102.13

Net investment income(a)	1.42		2.15	1.08	1.15	2.19	2.45
Net realized and unrealized gain (loss)(b)		(1.06)	(16.44)	(3.81)	(1.53)	13.19	1.97

Net increase (decrease) from investment operations	0.36		(14.29)	(2.73)	(0.38)	15.38	4.42

Distributions from net investment income(c)		(1.34)	(1.98)	(0.99)	(1.22)	(2.23)	(2.39)

Net asset value, end of period	$94.74		$95.72	$111.99	$115.71	$117.31	$104.16

Total Return(d)
Based on net asset value	0.35	%(e)	(12.83)%	(2.38)%	(0.37)%	14.94%	4.40%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.91	%(g)	2.15%	0.94%	0.95%	1.98%	2.40%

Supplemental Data
Net assets, end of period (000)	$28,468,109		$22,981,770	$17,413,750	$14,209,563	$21,480,308	$13,217,782

Portfolio turnover rate(h)		23%	53%	114%	76%	57%	63%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$109.21		$141.79	$146.54	$158.70	$132.80	$130.13

Net investment income(a)	2.08		3.70	2.41	2.04	3.18	3.10
Net realized and unrealized gain (loss)(b)		(3.69)	(33.13)	(4.91)	(10.08)	26.01	2.53

Net increase (decrease) from investment operations		(1.61)	(29.43)	(2.50)	(8.04)	29.19	5.63

Distributions(c)
From net investment income		(2.08)	(3.15)	(2.25)	(2.80)	(3.29)	(2.96)
From net realized gain	—		—	—	(1.32)	—	—

Total distributions		(2.08)	(3.15)	(2.25)	(4.12)	(3.29)	(2.96)

Net asset value, end of period	$105.52		$109.21	$141.79	$146.54	$158.70	$132.80

Total Return(d)
Based on net asset value	(1.54	)%(e)	(20.90)%	(1.74)%	(5.38)%	22.28%	4.39%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.75	%(g)	3.23%	1.65%	1.25%	2.21%	2.38%

Supplemental Data
Net assets, end of period (000)	$7,491,623		$8,277,924	$2,325,430	$1,186,936	$1,095,034	$929,614

Portfolio turnover rate(h)		12%	56%	114%	214%	63%	45%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$101.52		$139.87	$143.12	$155.13	$119.95	$118.70

Net investment income(a)	1.74		2.98	2.25	2.24	3.09	3.23
Net realized and unrealized gain (loss)(b)		(5.07)	(38.60)	(3.26)	(11.95)	35.13	1.24

Net increase (decrease) from investment operations		(3.33)	(35.62)	(1.01)	(9.71)	38.22	4.47

Distributions from net investment income(c)		(1.61)	(2.73)	(2.24)	(2.30)	(3.04)	(3.22)

Net asset value, end of period	$96.58		$101.52	$139.87	$143.12	$155.13	$119.95

Total Return(d)
Based on net asset value	(3.35	)%(e)	(25.64)%	(0.72)%	(6.43)%	32.29%	3.82%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.40	%(g)	2.72%	1.56%	1.39%	2.27%	2.72%

Supplemental Data
Net assets, end of period (000)	$40,631,734		$30,364,941	$16,113,367	$14,783,961	$21,237,057	$10,951,502

Portfolio turnover rate(h)		11%	22%	43%	65%	25%	17%

(a)	Based on average shares outstanding.
(b)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF

	Six Months Ended				Period From
	08/31/23		Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		02/28/23	02/28/22	to 02/28/21

Net asset value, beginning of period	$13.08		$20.52	$20.61	$25.06

Net investment income(b)	0.24		0.47	0.45	0.17
Net realized and unrealized loss(c)		(1.12)	(7.44)	(0.14)		(4.50)

Net increase (decrease) from investment operations		(0.88)	(6.97)	0.31		(4.33)

Distributions from net investment income(d)		(0.24)	(0.47)	(0.40)		(0.12)

Net asset value, end of period	$11.96		$13.08	$20.52	$20.61

Total Return(e)
Based on net asset value	(6.93	)%(f)	(34.23)%	1.44%	(17.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15	%(h)

Total expenses after fees waived	0.06	%(h)	0.04%	0.04%	0.07	%(h)

Net investment income	3.65	%(h)	3.17%	2.10%	1.71	%(h)

Supplemental Data
Net assets, end of period (000)	$132,116		$281,979	$324,196	$28,853

Portfolio turnover rate(i)		10%	50%	40%		36%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$110.22		$110.29	$110.52	$110.68	$110.52	$110.29

Net investment income (loss)(a)	2.58		2.32	(0.07)	0.40	2.28	2.16
Net realized and unrealized gain (loss)(b)	0.10		(0.50)	(0.16)	0.10	0.25	0.01

Net increase (decrease) from investment operations	2.68		1.82	(0.23)	0.50	2.53	2.17

Distributions(c)
From net investment income		(2.46)	(1.89)	—	(0.50)	(2.37)	(1.94)
From net realized gain	—		—	—	(0.16)	—	—

Total distributions		(2.46)	(1.89)	—	(0.66)	(2.37)	(1.94)

Net asset value, end of period	$110.44		$110.22	$110.29	$110.52	$110.68	$110.52

Total Return(d)
Based on net asset value	2.47	%(e)	1.66%	(0.19)%	0.45%	2.31%	1.98%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15	%(g)	0.14%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	4.66	%(g)	2.10%	(0.06)%	0.36%	2.06%	1.95%

Supplemental Data
Net assets, end of period (000)	$20,417,160		$23,742,659	$15,779,285	$16,193,171	$20,276,511	$19,131,299

Portfolio turnover rate(h)		19%	107%	86%	115%	42%	73%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-3 Month Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited)  (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

0-3 Month Treasury Bond
Goldman Sachs & Co. LLC	$44,927,709	$(44,927,709)	$—		$—
J.P. Morgan Securities LLC	1,282,869,077	(1,282,869,077)	—		—
State Street Bank & Trust Co.	61,854,003	(61,854,003)	—		—

	$1,389,650,789	$(1,389,650,789)	$—		$—

1-3 Year Treasury Bond
Barclays Capital, Inc.	$112,663,672	$(112,663,672)	$—		$—
Credit Agricole Corporate & Investment Bank	12,559,703	(12,559,703)	—		—
Goldman Sachs & Co. LLC	98,878,906	(98,878,906)	—		—
J.P. Morgan Securities LLC	45,949,219	(45,949,219)	—		—
Morgan Stanley	9,422,898	(9,422,898)	—		—
Wells Fargo Securities LLC	38,142,439	(38,142,439)	—		—

	$317,616,837	$(317,616,837)	$—		$—

Short Treasury Bond
BofA Securities, Inc.	$22,289,926	$(22,289,926)	$—		$—
Goldman Sachs & Co. LLC	242,794,985	(242,794,985)	—		—
J.P. Morgan Securities LLC	2,576,200,819	(2,576,200,819)	—		—
Morgan Stanley	19,423,599	(19,423,599)	—		—
State Street Bank & Trust Company	22,942,431	(22,942,431)	—		—

	$2,883,651,760	$(2,883,651,760)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

Effective June 30, 2023, for the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after fee waiver will not exceed 0.07% through June 30, 2024. Prior to June 30, 2023, BFA had contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.05% through June 30, 2023.

For the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 29, 2024.

For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

0-3 Month Treasury Bond	$3,624,552
25+ Year Treasury STRIPS Bond	32,609
Short Treasury Bond	401,413

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA had elected to implement a voluntary fee waiver in order to limit the iShares 25+ Year Treasury STRIPS Bond ETF’s total annual operating expenses after fee waivers to 0.04% and intended to keep such voluntary fee waiver for the Fund in place through February 29, 2024. The voluntary waiver was discontinued effective June 30, 2023.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

25+ Year Treasury STRIPS Bond	$25,825

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited)  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

0-3 Month Treasury Bond	$1,264,758
1-3 Year Treasury Bond	49,881
3-7 Year Treasury Bond	6,785
7-10 Year Treasury Bond	133,023
10-20 Year Treasury Bond	31,013
20+ Year Treasury Bond	5,357
25+ Year Treasury STRIPS Bond	23
Short Treasury Bond	3,398,351

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.  PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

1-3 Year Treasury Bond	$7,345,240,415	$7,339,093,453
3-7 Year Treasury Bond	2,815,163,422	2,841,348,559
7-10 Year Treasury Bond	6,443,179,795	6,644,839,090
10-20 Year Treasury Bond	959,909,494	1,038,803,318
20+ Year Treasury Bond	4,092,995,398	3,912,520,677
25+ Year Treasury STRIPS Bond	15,508,615	18,666,283
Short Treasury Bond	595,964,111	3,585,332,421

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$7,071,968,778	$1,750,717,408
1-3 Year Treasury Bond	5,903,742,132	6,305,069,347
3-7 Year Treasury Bond	3,876,242,251	2,411,621,445
7-10 Year Treasury Bond	15,681,009,711	9,801,067,407
10-20 Year Treasury Bond	1,725,019,383	2,281,659,365
20+ Year Treasury Bond	25,968,988,923	13,703,021,559
25+ Year Treasury STRIPS Bond	45,265,942	180,242,437
Short Treasury Bond	19,029,616	80,856,965

7.  INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

0-3 Month Treasury Bond	$(107,538)
1-3 Year Treasury Bond	(537,386,460)
3-7 Year Treasury Bond	(328,296,172)
7-10 Year Treasury Bond	(1,738,878,831)
10-20 Year Treasury Bond	(649,968,036)
20+ Year Treasury Bond	(2,324,751,253)
25+ Year Treasury STRIPS Bond	(49,339,292)
Short Treasury Bond	(47,319,478)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$17,147,364,694	$1,293	$(3,739,361)	$(3,738,068)
1-3 Year Treasury Bond	26,866,041,242	27,794	(614,404,362)	(614,376,568)
3-7 Year Treasury Bond	14,424,557,504	21,570	(935,583,147)	(935,561,577)
7-10 Year Treasury Bond	30,770,033,976	1,006,108	(2,408,404,763)	(2,407,398,655)
10-20 Year Treasury Bond	8,077,545,875	13,692	(592,847,381)	(592,833,689)
20+ Year Treasury Bond	48,894,576,089	15,405,665	(8,115,596,538)	(8,100,190,873)
25+ Year Treasury STRIPS Bond	177,411,774	—	(45,686,621)	(45,686,621)
Short Treasury Bond	23,765,082,685	351,939	(15,637,567)	(15,285,628)

8.  LINE OF CREDIT

The iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 9, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended August 31, 2023, the Funds did not borrow under the Syndicated Credit Agreement.

9.  PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited)  (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

0-3 Month Treasury Bond
Shares sold	78,650,000	$7,892,887,054	97,000,000	$9,715,585,177
Shares redeemed	(20,050,000)	(2,012,851,680)	(34,750,000)	(3,480,944,030)

	58,600,000	$5,880,035,374	62,250,000	$6,234,641,147

1-3 Year Treasury Bond
Shares sold	75,200,000	$6,137,603,193	215,500,000	$17,733,515,400
Shares redeemed	(79,100,000)	(6,427,350,196)	(143,700,000)	(11,788,911,675)

	(3,900,000)	$(289,747,003)	71,800,000	$5,944,603,725

3-7 Year Treasury Bond
Shares sold	33,600,000	$3,910,889,924	63,700,000	$7,529,354,572
Shares redeemed	(20,900,000)	(2,431,487,105)	(41,900,000)	(4,917,539,296)

	12,700,000	$1,479,402,819	21,800,000	$2,611,815,276

7-10 Year Treasury Bond
Shares sold	162,200,000	$15,822,144,539	215,800,000	$21,876,128,835
Shares redeemed	(101,800,000)	(9,906,096,353)	(131,200,000)	(13,128,357,119)

	60,400,000	$5,916,048,186	84,600,000	$8,747,771,716

10-20 Year Treasury Bond
Shares sold	16,200,000	$1,759,158,683	63,100,000	$7,230,173,343
Shares redeemed	(21,000,000)	(2,324,977,284)	(3,700,000)	(451,718,749)

	(4,800,000)	$(565,818,601)	59,400,000	$6,778,454,594

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

20+ Year Treasury Bond
Shares sold	261,000,000	$26,406,448,888	312,100,000	$34,830,582,052
Shares redeemed	(139,400,000)	(13,937,291,756)	(128,200,000)	(13,705,099,379)

	121,600,000	$12,469,157,132	183,900,000	$21,125,482,673

25+ Year Treasury STRIPS Bond
Shares sold	3,550,000	$45,310,345	9,800,000	$150,354,787
Shares redeemed	(14,050,000)	(180,821,218)	(4,050,000)	(53,316,023)

	(10,500,000)	$(135,510,873)	5,750,000	$97,038,764

Short Treasury Bond
Shares sold	33,220,000	$3,660,429,940	216,740,000	$23,854,026,201
Shares redeemed	(63,770,000)	(7,030,537,928)	(144,390,000)	(15,880,516,225)

	(30,550,000)	$(3,370,107,988)	72,350,000	$7,973,509,976

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.  SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

Effective October 18, 2023, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 2024 under the same terms.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Board Review and Approval of Investment Advisory Contract

iShares 0-3 Month Treasury Bond ETF, iShares 25+ Year Treasury Strips Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract (continued)

iShares 1-3 Year Treasury Bond ETF, iShares Short Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract (continued)

iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Board Review and Approval of Investment Advisory Contract (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-201-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca

•	iShares National Muni Bond ETF | MUB | NYSE Arca

•	iShares New York Muni Bond ETF | NYF | NYSE Arca

•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the ICE AMT-Free California Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.14%	1.82%	1.12%	2.65%	1.82%	5.73%	29.90%

Fund Market	1.14	1.76	1.08	2.80	1.76	5.52	31.79

Index	1.17	2.01	1.37	2.88	2.01	7.03	32.81

Index performance through September 14, 2021, reflects the performance of S&P California AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free California Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,011.40	$1.26		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)

AAA	14.4%

AA+	11.3

AA	12.6

AA-	33.6

A+	5.1

A	3.6

A-	0.6

BBB+	0.2

Not Rated	18.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

California Educational Facilities Authority RB, Series U-6, 5.00%, 05/01/45	1.0%

Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.00%, 01/15/46	0.7

University of California RB, 2.85%, 05/15/48	0.7

Santa Clara Valley Transportation Authority RB, Series C, 2.10%, 04/01/36	0.7

California State University RB, Series A, 5.00%, 11/01/44	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the ICE AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.13%	2.01%	1.55%	2.62%	2.01%	8.00%	29.47%

Fund Market	1.34	2.27	1.58	2.73	2.27	8.15	30.85

Index	1.17	2.05	1.62	2.79	2.05	8.36	31.73

Index performance through September 14, 2021, reflects the performance of S&P National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,011.30	$0.35		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)

AAA	23.0%

AA+	21.6

AA	12.6

AA-	15.9

A+	4.6

A	2.2

A-	4.1

BBB+	1.4

BBB	0.1

BB+	0.0	(b)

Not Rated	14.5

TEN LARGEST STATES

State	Percent of Total Investments	(a)

New York	22.1%

California	19.6

Texas	7.4

Massachusetts	4.5

New Jersey	4.4

Illinois	4.1

Washington	4.0

Georgia	3.0

Pennsylvania	2.9

Maryland	2.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2023	iShares® New York Muni Bond ETF

Investment Objective

The iShares NewYork Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the ICE AMT-Free New York Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.23%	2.30%	1.28%	2.50%	2.30%	6.59%	27.98%
Fund Market	1.46	2.31	1.25	2.69	2.31	6.39	30.35
Index	1.24	2.45	1.45	2.70	2.45	7.46	30.55

Index performance through September 14, 2021, reflects the performance of S&P New York AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free New York Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,012.30	$1.26		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)

AAA	23.0%

AA+	20.6

AA	16.0

AA-	12.6

A+	1.1

A	5.2

A-	1.2

BBB+	5.2

Not Rated	15.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

New York City Municipal Water Finance Authority RB, 5.00%, 06/15/47	1.0%

Long Island Power Authority RB, 5.00%, 09/01/42	0.8

Saratoga County Water Authority RB, 4.00%, 09/01/48	0.8

New York City Municipal Water Finance Authority RB, 5.00%, 06/15/28	0.7

New York State Dormitory Authority RB, 4.00%, 07/01/41	0.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the ICE Short Maturity AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.08%	1.39%	0.98%	0.86%	1.39%	4.98%	8.91%

Fund Market	1.09	1.11	0.95	0.84	1.11	4.82	8.70

Index	1.15	1.51	1.08	1.07	1.51	5.51	11.20

Index performance through September 14, 2021, reflects the performance of S&P Short Term National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE Short Maturity AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,010.80	$0.35		$1,000.00	$1,024.80	$0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)

AAA	33.2%

AA+	22.0

AA	9.9

AA-	11.9

A+	3.5

A	1.7

A-	4.2

BBB+	0.8

BBB	0.1

Not Rated	12.7

TEN LARGEST STATES

State	Percent of Total Investments	(a)

California	13.2%

New York	11.5

Texas	9.6

Maryland	4.8

Washington	4.6

Massachusetts	4.5

New Jersey	4.1

Virginia	3.6

Illinois	3.1

Minnesota	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.9%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)	$200	$213,431
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	530,884
0.00%, 10/01/47 (Call 10/01/37)	1,630	832,742
0.00%, 10/01/48 (Call 10/01/37)	665	338,806
0.00%, 10/01/49 (Call 10/01/37)	665	338,806
0.00%, 10/01/50 (Call 10/01/37)	2,195	1,116,780
0.00%, 10/01/51 (Call 10/01/37) (AGM)	1,000	515,823
5.00%, 10/01/26 (PR 10/01/23)	300	300,371
5.00%, 10/01/52 (Call 10/01/32) (AGM)	285	301,412
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	257,132
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,038,791
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,031,757
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	619,617
Alameda County Transportation Commission RB
5.00%, 03/01/40 (Call 03/01/32)	4,215	4,679,460
5.00%, 03/01/41 (Call 03/01/32)	1,860	2,058,603
5.00%, 03/01/45 (Call 03/01/32)	2,000	2,183,468
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,584,432
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)	1,295	870,567
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	968,161
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	203,564
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,529,264
Anaheim Public Financing Authority RB, 5.00%, 05/01/46 (PR 05/01/24)	6,830	6,916,408
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	517,567
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,230,778
4.00%, 04/01/38 (Call 04/01/27)	400	401,598
4.00%, 04/01/42 (Call 04/01/27)	6,035	5,992,308
4.00%, 04/01/47 (Call 04/01/27)	1,500	1,469,170
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,386,009
5.00%, 04/01/28	1,945	2,128,154
5.00%, 04/01/29	3,000	3,347,030
5.00%, 04/01/54 (Call 04/01/33)	5,000	5,389,975
VRDN, 2.00%, 04/01/53 (Put 10/02/23)(b)	1,955	1,931,868
VRDN, 2.13%, 04/01/53 (Put 10/01/24)(b)	1,200	1,167,647
VRDN, 2.75%, 04/01/55 (Put 08/31/23)(b)	12,085	12,085,000
VRDN, 3.02%, 04/01/55 (Put 08/31/23)(b)	8,000	8,000,000
Series A, VRDN, 2.95%, 04/01/47 (Put 10/01/25)(b)	725	707,359
Series B, VRDN, 2.85%, 04/01/47 (Put 10/01/24)(b)	725	714,367
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,509,403
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,935	2,995,346
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	5,085	3,698,725
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,255,778
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,012,164
5.00%, 09/01/45 (PR 09/01/25)	5,000	5,190,755
5.00%, 10/01/49 (PR 04/01/26)	250	262,388
5.25%, 04/01/40	4,650	5,474,863
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,144,577
Series T-1, 5.00%, 03/15/39	4,950	5,692,206
Series U-3, 5.00%, 06/01/43	2,090	2,383,966

Security	Par (000)	Value

California (continued)
Series U-6, 5.00%, 05/01/45	$20,280	$23,085,292
Series U-7, 5.00%, 06/01/46	2,650	3,016,118
Series V-1, 5.00%, 05/01/29	500	561,156
Series V-1, 5.00%, 05/01/49	7,260	8,257,116
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/45 (Call 10/01/32)	5,000	4,900,088
5.00%, 10/01/23	100	100,130
5.00%, 10/01/26 (Call 04/01/26)	3,340	3,512,075
5.00%, 10/01/28	1,000	1,105,794
5.00%, 10/01/28 (Call 04/01/28)	545	597,300
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,053,518
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,116,349
5.00%, 10/01/47 (Call 10/01/32)	1,000	1,090,596
5.00%, 10/01/48 (Call 04/01/28)	125	131,392
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,295,306
5.00%, 10/01/52 (Call 10/01/32)	8,000	8,680,331
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	515,849
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	310,219
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	878,856
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,492,450
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	806,141
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	742,614
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,091,936
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	520,397
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	534,351
California State Public Works Board RB
4.00%, 11/01/41 (Call 11/01/31)	2,510	2,456,481
5.00%, 02/01/25	5,000	5,131,568
5.00%, 08/01/28	1,000	1,099,813
5.00%, 02/01/32	10,490	12,156,014
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,101,285
5.00%, 11/01/46 (Call 11/01/31)	3,100	3,342,174
Series A, 5.00%, 09/01/25 (Call 09/01/24)	3,100	3,154,207
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,620	2,666,044
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,287,603
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,243,535
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,016,107
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,015,326
Series B, 5.00%, 10/01/23	180	180,238
Series B, 5.00%, 10/01/27	340	368,486
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	270,504
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,030,735
Series C, 5.00%, 11/01/27	1,100	1,194,196
Series C, 5.00%, 11/01/29	1,530	1,718,083
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,666,808
Series D, 5.00%, 06/01/25	350	361,475
Series F, 5.00%, 05/01/25	300	309,348
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	360,893
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	1,994,885
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,273,890
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	962,436
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,619,765
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,406,968
California State University RB
5.00%, 11/01/26	370	393,897
5.00%, 11/01/33 (Call 05/01/27)	1,325	1,419,871
5.00%, 11/01/44 (11/01/33)	2,500	2,747,860

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.25%, 11/01/48 (Call 11/01/33)	$1,445	$1,607,241
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,458,686
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,005	2,005,114
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	194,763
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	904,202
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,579,214
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	408,598
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,385	1,461,796
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	408,598
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,442,441
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,073,376
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,455,631
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	557,590
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	515,855
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,597,723
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	536,378
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,575,398
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,042,992
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	517,969
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,532,244
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,875,588
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	479,613
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	514,498
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,640,691
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	510,748
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	673,371
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,705,776
Series A, 5.00%, 11/01/44 (PR 11/01/24)	13,290	13,575,680
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	782,983
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,330,007
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,550	3,752,227
Series C, 4.00%, 11/01/45 (Call 11/01/30)	2,720	2,645,673
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	252,806
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,064,534
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	245,506
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,824,142
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	196,203
Series D, 0.00%, 08/01/26(a)	545	493,910
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,018,760
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,013,713
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,262,307
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	959,005
Chaffey Community College District GO, 3.00%, 06/01/33 (Call 06/01/28)	1,800	1,683,474
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	488,955
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,790	3,850,806
City & County of San Francisco CA GO
5.00%, 06/15/26	500	528,317
5.00%, 06/15/27	500	539,966
Series R, 5.00%, 06/15/28	3,500	3,862,349
Series R1, 5.00%, 06/15/24 (Call 09/21/23)	175	175,155
Series R1, 5.00%, 06/15/25	1,315	1,361,433
Series R1, 5.00%, 06/15/26 (Call 09/21/23)	550	550,462
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,653,923

Security	Par (000)	Value

California (continued)
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	$2,000	$2,123,645
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,563,137
City of Los Angeles CA, 5.00%, 06/27/24	8,000	8,121,990
City of Los Angeles CA Solid Waste Resources Revenue RB
5.00%, 02/01/37 (02/01/33)	1,000	1,156,047
5.00%, 02/01/38 (02/01/33)	1,000	1,145,609
City of Los Angeles CA Wastewater System Revenue RB
4.00%, 06/01/52 (06/01/32)	1,200	1,165,059
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	497,061
Series A, 5.00%, 06/01/35 (Call 09/21/23)	2,450	2,451,659
Series A, 5.00%, 06/01/43 (Call 09/21/23)	1,435	1,435,274
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,061,935
Series A, 5.00%, 06/01/47 (Call 06/01/32)	2,590	2,801,361
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,000	1,047,238
Series B, 5.00%, 06/01/27	3,850	4,142,728
Series C, 5.00%, 06/01/29	2,000	2,235,605
Series C, 5.00%, 06/01/30	2,000	2,272,143
Series C, 5.00%, 06/01/32	2,500	2,930,623
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	932,173
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	360	371,069
5.00%, 05/15/25 (ETM)	140	144,415
5.00%, 05/15/28	280	308,563
5.00%, 05/15/48 (Call 05/15/29)	1,020	1,077,820
Series A, 5.00%, 05/15/26	1,000	1,055,999
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,208,423
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	5,916,554
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,833,041
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,546,543
Series B, 5.00%, 05/15/25	1,135	1,169,897
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,138,900
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,105	2,408,710
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,095,249
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,205	2,388,308
Series B, 5.00%, 05/15/48 (Call 05/15/31)	475	511,059
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,795,203
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,591,830
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,122,279
Series A, 5.00%, 10/01/48 (Call 04/01/29)	3,695	3,907,832
City of Riverside CA Sewer Revenue RB, Series A,
5.00%, 08/01/40 (Call 08/01/25)	500	513,015
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,040,568
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,380,000
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,055	1,088,311
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,527,120
5.00%, 11/01/25	455	473,311
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,750,560
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,496,120
5.00%, 11/01/31	1,000	1,168,459
5.00%, 11/01/32	1,000	1,178,955
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,029,990
5.00%, 11/01/32 (Call 11/01/26)	370	393,778

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/34 (Call 11/01/26)	$1,740	$1,848,885
5.00%, 11/01/39 (11/01/33)	1,000	1,141,007
5.00%, 11/01/42 (PR 11/01/24)	4,325	4,417,970
5.00%, 11/01/43 (11/01/33)	1,500	1,673,804
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	1,951,025
Series A, 5.00%, 11/01/50 (Call 11/01/30)	6,380	6,796,183
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,080,125
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,084,084
City of San Jose CA GO
5.00%, 09/01/45 (03/01/31)	7,035	7,611,369
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,467,585
Series A, 5.00%, 09/01/42 (Call 03/01/31)	2,175	2,368,852
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,818,939
Series C, 5.00%, 09/01/28	370	408,719
Clovis Unified School District GO
4.00%, 08/01/40 (Call 08/01/25)	105	103,446
4.00%, 08/01/40 (PR 08/01/25)	145	147,514
Coast Community College District GO
0.00%, 08/01/30 (AGM)(a)	2,985	2,344,717
0.00%, 08/01/34 (Call 08/01/25)(a)	500	319,625
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,083,658
5.00%, 08/01/31 (Call 08/15/25)	2,335	2,420,049
5.00%, 08/01/36 (PR 08/01/27)	1,500	1,625,712
Series B, 0.00%, 08/01/27 (AGM)(a)	320	280,570
Series B, 0.00%, 08/01/28 (AGM)(a)	2,050	1,737,350
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	492,484
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	387,928
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,520	2,125,676
Contra Costa Community College District GO, Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,240,550
Contra Costa Water District RB
4.00%, 10/01/46 (Call 10/01/31)	3,440	3,366,243
Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,191,893
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	1,500	1,552,149
County of Los Angeles CA, 5.00%, 06/28/24	2,780	2,821,998
County of Riverside CA, 5.00%, 06/28/24	3,335	3,385,383
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,031,281
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,060,737
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	825,025
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	6,914,998
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	753,808
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	501,530
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,049,429
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	970,993
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/24	425	430,838
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,000	973,365
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,040,087
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	259,026
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	310,801
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	556,353
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,268,797
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,124,960
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,043,618

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/24	$850	$861,676
Series B, 5.00%, 06/01/25	325	335,711
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,376,867
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,080,515
Series B, 5.00%, 06/01/34 (Call 06/01/27)	430	464,740
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,316,672
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,357,093
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,046,557
El Camino Community College District Foundation (The) GO
0.00%, 08/01/29(a)	2,110	1,722,680
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	486,891
Series C, 0.00%, 08/01/32(a)	700	508,132
Series C, 0.00%, 08/01/33(a)	125	87,026
Series C, 0.00%, 08/01/34(a)	2,050	1,364,976
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	252,344
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	3,950	3,775,521
Elk Grove Unified School District GO
2.00%, 08/01/34 (Call 08/01/30)	2,515	2,066,582
Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,855	2,750,748
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	106,678
Series C, 0.00%, 08/01/46(a)	985	329,181
Series C, 0.00%, 08/01/51(a)	1,155	292,379
Foothill-De Anza Community College District GO
0.00%, 08/01/36(a)	950	578,788
4.00%, 08/01/40 (Call 08/01/26)	3,985	3,944,789
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,299,780
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	515,561
0.00%, 01/15/34 (AGM)(a)	3,500	2,330,753
0.00%, 01/15/35 (AGM)(a)	300	189,992
Series A, 0.00%, 01/01/25 (ETM)(a)	880	842,765
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,080,961
Series A, 0.00%, 01/01/28 (ETM)(a)	440	385,883
Series A, 0.00%, 01/01/29 (ETM)(a)	500	425,857
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	264,461
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	891,414
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,679,387
Series A, 4.00%, 01/15/46 (Call 01/15/31)	19,000	17,788,305
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,008,442
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,470,592
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,745	5,805,133
Series B-1, VRDN, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,200	1,071,372
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,089,513
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	1,942,116
4.00%, 08/01/48 (Call 08/01/31)	4,335	4,203,055
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,322,131
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,174,216
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,046,075
Glendale Community College District/CA GO, 4.00%, 08/01/50 (Call 08/01/29)	8,085	7,737,053
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	356,374

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	$140	$135,495
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	973,625
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	970,617
Hayward Unified School District GO
5.00%, 08/01/38 (PR 08/01/24)	6,000	6,097,931
Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	945,893
Hillsborough City School District GO
0.00%, 09/01/30(a)	4,995	3,926,920
0.00%, 09/01/31(a)	5,075	3,873,877
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	515,151
Irvine Facilities Financing Authority RB
4.25%, 05/01/53 (05/01/26)	1,000	992,255
5.25%, 05/01/48 (05/01/26)	1,000	1,033,375
Irvine Ranch Water District Water Service Corp., 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,044,457
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	5,465	4,324,877
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)	250	162,262
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	393,507
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	291,707
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	1,605	1,231,775
4.00%, 08/01/48 (Call 08/01/33)	3,910	3,761,737
4.00%, 08/01/53 (08/01/33)	2,085	1,980,442
5.00%, 08/01/25	3,200	3,311,851
5.00%, 08/01/44 (Call 08/01/33)	1,015	1,121,542
5.00%, 08/01/45 (08/01/33)	3,265	3,592,719
Series B, 3.00%, 08/01/48 (Call 08/01/29)	3,150	2,385,584
Series B, 3.00%, 08/01/50 (Call 08/01/29)	7,320	5,395,939
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	486,948
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,168,742
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	95,831
Los Angeles Community College District/CA GO
5.00%, 08/01/25	4,420	4,587,806
5.00%, 08/01/27	1,800	1,944,610
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,109,689
Series A, 4.00%, 08/01/33 (PR 08/01/24)	4,000	4,035,233
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,282,265
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	239,153
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	478,305
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,540	4,620,224
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	4,849,199
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	534,277
Series C, 5.00%, 08/01/25	345	358,098
Series C, 5.00%, 06/01/26	2,395	2,525,821
Series J, 4.00%, 08/01/41 (Call 08/01/27)	3,445	3,400,047
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	721,298
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,050	1,075,565
Series K, 4.00%, 08/01/36 (Call 08/01/26)	2,435	2,467,891
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,464,779
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,223,066
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	484,193
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,053,312

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/37 (Call 06/01/30)	$1,250	$1,287,181
Series A, 5.00%, 06/01/24	1,025	1,040,135
Series A, 5.00%, 06/01/25	4,050	4,186,956
Series A, 5.00%, 06/01/27	360	388,168
Series A, 5.00%, 06/01/28	1,230	1,355,040
Series A, 5.00%, 07/01/28 (Call 07/01/27)	265	286,267
Series A, 5.00%, 06/01/30	3,950	4,516,190
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,030	2,315,988
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,847,968
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,020	3,440,838
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,332,989
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,076,541
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,063,344
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,471,382
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,051,179
Series A, 5.00%, 07/01/39 (Call 07/01/31)	1,500	1,669,079
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,288,295
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,516,115
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue RB
5.00%, 07/01/30	2,000	2,290,090
5.00%, 07/01/32	2,000	2,362,583
5.00%, 07/01/33	500	598,737
5.00%, 07/01/34 (Call 07/01/33)	2,000	2,381,977
5.00%, 07/01/43 (07/01/31)	4,910	5,384,857
5.00%, 07/01/45 (07/01/31)	1,075	1,173,676
Los Angeles County Public Works Financing
Authority RB
4.00%, 12/01/46 (Call 12/01/31)	2,000	1,952,784
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	507,210
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,894,810
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	548,248
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,070,566
Los Angeles County Sanitation Districts Financing
Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	4,275	4,050,717
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	518,342
Los Angeles Department of Water & Power Power
System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,065,038
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,024,574
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	876,014
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,592,753
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,544,678
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,948,602
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,455	2,585,944
Los Angeles Department of Water & Power RB
5.00%, 07/01/40 (Call 01/01/32)	2,000	2,235,310
5.00%, 07/01/42 (Call 01/01/32)	4,665	5,127,385
5.00%, 07/01/51 (Call 07/01/31)	2,575	2,747,562
Series A, 5.00%, 07/01/26	3,645	3,851,175
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,593,771
Series B, 5.00%, 07/01/40 (Call 07/01/30)	1,500	1,648,016
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,116,435
Series D, 5.00%, 07/01/37 (Call 07/01/29)	3,865	4,215,853
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,580,007

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/34 (Call 01/01/25)	$625	$640,126
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	723,596
Series B, 5.00%, 07/01/26 (Call 06/01/26)	2,075	2,189,304
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/49 (Call 07/01/33)	1,000	1,086,712
5.25%, 07/01/53 (Call 07/01/33)	1,000	1,108,333
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/25	2,000	2,069,570
5.00%, 07/01/34 (Call 07/01/33)	1,000	1,188,148
5.00%, 07/01/35 (Call 01/01/26)	2,830	2,951,360
5.00%, 07/01/40 (Call 07/01/32)	5,350	6,029,410
5.00%, 07/01/42 (Call 01/01/32)	1,255	1,383,186
5.00%, 07/01/42 (Call 07/01/32)	5,165	5,719,587
5.00%, 07/01/47 (Call 07/01/32)	4,000	4,328,177
5.00%, 07/01/52 (Call 01/01/32)	1,000	1,071,194
5.00%, 07/01/52 (Call 07/01/32)	12,000	12,897,301
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,376,100
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,089,497
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,077,515
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,119,762
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,043,064
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,062,870
Series A-1, VRDN, 2.56%, 07/01/49 (Put 09/01/23)(b)	12,100	12,100,000
Series B, 4.00%, 07/01/27	415	433,198
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	331,460
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,565,183
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	255,988
Series B, 5.00%, 07/01/48 (Call 07/01/28)	4,025	4,216,600
Series C, 5.00%, 07/01/25 (Call 07/01/24)	3,930	3,992,518
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,805,759
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,325	1,359,945
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,023,952
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,035,123
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,295,260
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	943,507
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,029,766
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,040,041
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,569,153
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,737,610
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	504,475
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	504,475
Los Angeles Unified School District/CA COP
5.00%, 10/01/27	1,000	1,071,438
5.00%, 10/01/30	2,000	2,230,658
Los Angeles Unified School District/CA GO
4.00%, 07/01/32 (Call 01/01/31)	440	471,000
5.00%, 07/01/25	2,000	2,069,570
5.00%, 07/01/26	750	793,259
5.00%, 07/01/27	2,320	2,501,795
5.00%, 07/01/28	645	711,224
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,170,965
5.00%, 07/01/29	1,000	1,122,855
5.00%, 07/01/30	1,075	1,225,885
5.00%, 07/01/36 (Call 01/01/33)	1,000	1,150,729
5.00%, 07/01/39 (Call 01/01/33)	1,405	1,575,173

Security	Par (000)	Value

California (continued)
5.25%, 07/01/47 (Call 01/01/33)	$750	$827,125
Series A, 5.00%, 07/01/24	9,325	9,471,404
Series A, 5.00%, 07/01/25	5,345	5,530,926
Series A, 5.00%, 07/01/26	6,125	6,478,278
Series A, 5.00%, 07/01/27	4,670	5,035,941
Series A, 5.00%, 07/01/28	2,785	3,070,946
Series A, 5.00%, 07/01/29	1,850	2,077,281
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,035,896
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,120,819
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,090,033
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,054,927
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,586,261
Series B-1, 4.00%, 07/01/24	740	745,660
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	505	551,299
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	545,745
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,180,915
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,072,330
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,075	3,286,231
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	851,481
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,073,585
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,648,339
Series C, 4.00%, 07/01/44 (Call 07/01/30)	8,695	8,565,618
Series C, 5.00%, 07/01/24	1,010	1,025,857
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	466,658
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,824,880
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	760,061
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,574,877
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	200	199,872
Series RYQ, 5.00%, 07/01/28	1,145	1,262,561
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	596,448
Manhattan Beach Unified School District GO, 4.00%, 09/01/46 (Call 09/01/28)	5,000	4,938,440
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,495,745
Mendocino-Lake Community College District GO
0.00%, 08/01/51 (PR 08/01/25) (BAM)(a)	7,000	1,704,442
Series B, 0.00%, 08/01/51 (AGM)(a)	250	62,495
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)	435	407,290
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,630,737
Metropolitan Water District of Southern California RB
5.00%, 10/01/27	175	190,154
5.00%, 10/01/29	2,000	2,251,007
5.00%, 10/01/31	2,000	2,326,233
5.00%, 10/01/33 (Call 10/01/32)	1,000	1,180,285
5.00%, 07/01/37 (Call 01/01/29)	1,000	1,088,731
5.00%, 07/01/38 (Call 01/01/29)	655	709,452
5.00%, 10/01/39 (Call 04/01/31)	1,680	1,862,231
5.00%, 04/01/48 (04/01/33)	6,500	7,104,572
Series A, 2.50%, 07/01/26	230	222,303
Series A, 5.00%, 07/01/25	125	129,416
Series A, 5.00%, 07/01/26	1,060	1,120,548
Series A, 5.00%, 07/01/27	790	851,904
Series A, 5.00%, 07/01/30 (PR 01/01/26)	1,000	1,045,869
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,100	1,226,625
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,243,977
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,525	1,581,072
Series A, 5.00%, 10/01/49 (Call 10/01/29)	7,915	8,421,941

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/01/24 (Call 07/01/24)	$1,080	$1,096,890
Series C, 5.00%, 10/01/27	980	1,064,862
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	2,942,800
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	10,000	10,357,054
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	419,126
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/43 (Call 08/01/35)	2,235	2,026,864
Series A, 4.00%, 08/01/49 (Call 08/01/29)	8,750	8,521,654
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,127,224
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	257,657
Municipal Improvement Corp. of Los Angeles RB
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,420,244
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	530,178
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,116,580
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	2,000	1,294,891
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	390,639
Series 2005, 0.00%, 08/01/34(a)	1,715	1,167,892
Series 2005, 0.00%, 08/01/36(a)	2,625	1,609,438
Series 2005, 0.00%, 08/01/38(a)	500	273,716
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,062,729
North Orange County Community College District/CA GO
4.00%, 08/01/43 (Call 08/01/32)	2,100	2,073,424
4.00%, 08/01/44 (Call 08/01/32)	2,625	2,584,752
Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,400,339
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,217,228
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,139,110
5.00%, 02/15/30 (Call 02/15/29)	500	558,661
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,614,035
Orange County Sanitation District COP, 5.00%, 02/01/33 (Call 02/01/31)	1,000	1,151,519
Orange County Sanitation District RB, 5.00%, 02/01/26	2,005	2,100,291
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,238,230
Series C, 5.00%, 08/15/25	175	181,451
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	5,000	5,187,941
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,561,581
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	254,799
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,030,928
Peninsula Corridor Joint Powers Board/CA RB, 5.00%, 06/01/47 (Call 06/01/31)	2,025	2,172,626
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	234,666
Series D, 0.00%, 08/01/42(a)	200	83,080
Series D, 0.00%, 08/01/46(a)	1,300	432,668
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,030	2,149,982
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,108,291
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	986,673

Security	Par (000)	Value

California (continued)
Poway Unified School District GO
0.00%, 08/01/27(a)	$2,500	$2,193,021
0.00%, 08/01/33(a)	250	174,240
0.00%, 08/01/35(a)	500	316,275
0.00%, 08/01/36(a)	1,000	597,788
0.00%, 08/01/38(a)	755	401,319
0.00%, 08/01/46(a)	4,445	1,453,079
Series A, 0.00%, 08/01/31(a)	790	597,983
Series A, 0.00%, 08/01/32(a)	450	326,926
Series B, 0.00%, 08/01/34(a)	7,165	4,778,379
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)	4,170	4,828,007
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	523,669
Riverside County Transportation Commission RB
4.00%, 06/01/38 (Call 06/01/31)	2,965	2,876,355
5.00%, 06/01/25	420	433,120
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	429,833
Series B, 0.00%, 06/01/41(a)	2,500	1,035,996
Series B, 5.00%, 06/01/24	685	694,007
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	335,720
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,020	1,086,255
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,608,055
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,054,372
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,436,577
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	2,384	2,348,575
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	3,865,458
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,045,995
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,591,522
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/30 (Call 12/01/27)	2,500	2,710,550
Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,626,116
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	978,532
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,032,432
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	726,147
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,479,341
Series A, 5.00%, 12/01/27	750	815,624
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,732,262
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,008,031
Series A, 5.00%, 12/01/50 (Call 12/01/30)	4,105	4,372,475
Sacramento Municipal Utility District RB
5.00%, 08/15/25	750	778,657
5.00%, 08/15/26	265	280,450
5.00%, 08/15/44 (08/15/33)	1,785	1,976,127
5.00%, 08/15/53 (08/15/33)	2,000	2,183,247
Series B, VRDN, 5.00%, 08/15/49 (Put 04/18/25)(b)	1,635	1,671,905
Series E, 5.00%, 08/15/24	505	514,174
Series E, 5.00%, 08/15/25	805	835,758
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,125,671
Series H, 4.00%, 08/15/45 (Call 08/15/30)	3,375	3,314,770
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,573,928
Series I, 5.00%, 08/15/27	1,000	1,082,440
Series K, 5.25%, 07/01/24 (AMBAC)	70	71,251

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento Transportation Authority Sales Tax Revenue RB
5.00%, 10/01/28	$1,500	$1,666,027
5.00%, 10/01/29	2,000	2,259,148
5.00%, 10/01/33	2,000	2,381,209
5.00%, 10/01/38 (10/01/33)	2,000	2,282,721
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/16/27)	500	521,612
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,505,001
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,442,992
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,097,690
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	516,840
4.00%, 08/01/41 (PR 08/01/26)	3,500	3,617,882
5.00%, 08/01/24	500	508,475
5.00%, 08/01/27 (Call 08/01/26)	555	588,347
5.00%, 08/01/28 (Call 08/01/26)	1,450	1,538,153
5.00%, 08/01/30 (PR 08/01/26)	650	689,911
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,159,952
5.00%, 08/01/41 (PR 08/01/26)	2,000	2,122,803
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,915,185
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,641,300
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,133,886
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,039,380
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	421,786
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	419,157
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,117,175
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,105,569
San Diego County Regional Transportation Commission RB
5.00%, 04/01/30	1,375	1,558,566
5.00%, 04/01/35 (04/01/33)	1,500	1,784,179
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,423,588
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,082,065
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,191,566
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,741,062
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,716,813
San Diego County Water Authority RB
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,166,436
Series A, 5.00%, 05/01/52 (Call 05/01/32)	1,570	1,691,739
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,560,272
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,730	5,201,555
San Diego Public Facilities Financing Authority RB
4.00%, 08/01/52 (Call 08/01/33)	1,730	1,645,466
5.00%, 05/15/24	570	577,518
5.00%, 05/15/25	1,000	1,032,756
5.25%, 08/01/48 (Call 08/01/33)	9,080	10,079,019
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	529,047
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	531,377
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,023,151
Series B, 5.00%, 08/01/24	1,000	1,015,694
Series B, 5.00%, 08/01/25	310	321,010
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,589,334
San Diego Unified School District/CA, 5.00%, 06/28/24	1,500	1,522,165
San Diego Unified School District/CA GO
3.00%, 07/01/37 (Call 07/01/30)	2,400	2,086,956

Security	Par (000)	Value

California (continued)
4.00%, 07/01/51 (Call 07/01/31)	$2,300	$2,194,578
5.00%, 07/01/24	2,665	2,708,148
6.00%, 07/01/33 (PR 07/01/24)	3,000	3,070,513
Series C, 0.00%, 07/01/30(a)	840	662,866
Series C, 0.00%, 07/01/35(a)	300	190,606
Series C, 0.00%, 07/01/36(a)	1,240	746,715
Series C, 0.00%, 07/01/38(a)	1,930	1,040,253
Series C, 0.00%, 07/01/39(a)	1,100	560,097
Series C, 0.00%, 07/01/42(a)	215	93,080
Series C, 0.00%, 07/01/45(a)	2,780	1,024,634
Series C, 0.00%, 07/01/46(a)	500	174,435
Series C, 0.00%, 07/01/47(a)	1,100	364,567
Series C, 0.00%, 07/01/47 (Call 07/01/40)	780	657,648
Series C, 0.00%, 07/01/48 (Call 07/01/40)	1,100	924,488
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	863,791
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	5,085	4,867,409
Series E, 0.00%, 07/01/32(a)	3,440	2,512,313
Series E, 0.00%, 07/01/42	1,340	937,396
Series E, 0.00%, 07/01/47 (Call 07/01/42)	3,025	2,109,055
Series E, 0.00%, 07/01/49(a)	4,000	1,197,071
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,418,232
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	445,605
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	1,918,727
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,047,767
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	1,968,455
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	958,863
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	4,200	3,097,964
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,786,046
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,293,705
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	6,195	6,006,440
Series R-1, 0.00%, 07/01/31(a)	1,820	1,382,810
Series R-2, 0.00%, 07/01/40	800	699,807
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)	450	390,821
Series R-4, 5.00%, 07/01/24	325	329,970
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	362,475
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	186,368
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	960	1,017,171
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	511,961
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	224,743
San Dieguito Union High School District GO, Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	197,897
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 (Call 08/01/29)	1,625	1,373,550
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	972,150
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,015	1,060,809
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,748,920
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,584,824
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,600	1,916,590
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,033,363
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,273,235
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	937,232
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,007,637
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,004,797
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/31 (05/01/29)	1,165	1,297,023
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,594,355
Series A, 5.00%, 05/01/26	1,000	1,050,876

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 4.00%, 05/01/37 (Call 05/01/30)	$4,000	$4,072,216
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	403,097
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,521,833
Series B, 5.00%, 05/01/44 (Call 05/01/24)	4,625	4,655,499
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,549,063
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,140,019
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,895,935
Series D, 5.00%, 05/01/24	1,025	1,036,764
Series D, 5.00%, 05/01/25	250	257,545
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,079,792
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	778,440
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	2,090	2,018,732
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/25	2,280	2,367,783
5.00%, 10/01/27 (Call 10/01/25)	530	551,019
5.00%, 10/01/28	3,190	3,532,261
5.00%, 10/01/30	5,000	5,740,400
5.00%, 10/01/31 (Call 04/01/28)	1,400	1,534,131
5.00%, 10/01/45 (Call 10/01/31)	3,485	3,781,371
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	985,225
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	1,951,829
Series B, 4.00%, 10/01/42 (Call 10/02/23)	2,175	2,152,064
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,061,602
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,047,813
4.00%, 02/01/26	1,480	1,515,869
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	708,268
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,277,645
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	491,160
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	2,000	2,033,542
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/26 (ETM)(a)	280	260,337
0.00%, 01/01/28 (ETM)(a)	750	656,357
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,096,623
5.00%, 01/15/31	1,500	1,644,619
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,749,418
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	364,086
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	769,664
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,209,746
Series A, 5.00%, 01/15/50 (PR 01/15/25)	8,755	8,984,541
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,033,554
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,521,734
San Jose Financing Authority RB, 5.00%, 11/01/52 (Call 11/01/32)	7,300	7,930,642
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	861,913
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,462,601
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	302,798
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,061,258
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,114,354
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	555,372
Series B, 0.00%, 08/01/38(a)	565	300,398

Security	Par (000)	Value

California (continued)
Series B, 0.00%, 08/01/47(a)	$500	$162,718
Series B, 0.00%, 08/01/51(a)	1,500	396,627
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	483,953
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	4,500	3,559,711
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	805,481
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	499,156
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,480,715
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	883,316
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,357,538
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	419,866
Series B, 5.00%, 08/01/25	3,240	3,358,734
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)	2,235	2,215,821
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33	500	461,804
Series A, 0.00%, 09/01/41 (Call 09/01/36)	1,915	1,814,716
Series A, 0.00%, 07/01/51 (Call 09/01/41)	1,755	1,189,514
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	251,841
Santa Barbara Unified School District, 4.00%, 08/01/44 (Call 08/01/28)	2,945	2,895,786
Santa Barbara Unified School District GO, Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	1,976,201
Santa Clara Unified School District GO
3.00%, 07/01/36 (Call 07/01/26)	3,370	3,006,309
Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,334,385
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/27	1,000	1,073,603
5.00%, 04/01/28	1,000	1,096,868
5.00%, 04/01/34 (04/01/25)	500	514,621
5.00%, 04/01/36 (04/01/33)	1,000	1,172,654
Series C, VRDN, 2.10%, 04/01/36 (Put 11/06/23)(b)	15,000	15,000,000
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,916,370
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,449,075
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,800	1,914,375
Santa Clara Valley Water District Safe Clean Water Revenue RB, 5.00%, 08/01/47 (Call 08/01/32)	1,000	1,095,097
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,233,299
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	566,133
Series A, 4.00%, 08/01/47 (Call 08/01/28)	4,485	4,426,862
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,899,321
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,008,630
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,020	1,104,196
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,114,427
4.00%, 08/01/41 (Call 08/01/29)	2,000	1,986,241
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	964,723
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 10/02/23)	2,135	2,131,725
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,218,231
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	992,920

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Southern California Public Power Authority RB
5.00%, 07/01/36 (07/01/24)	$4,800	$4,851,126
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,024,270
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,005,798
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,098,171
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	973,782
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,028,255
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	1,947,249
Series C, 0.00%, 08/01/41(a)	650	290,592
Series C, 0.00%, 08/01/46(a)	1,000	325,220
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	518,794
State of California, 5.00%, 09/01/24	3,000	3,058,605
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,130,502
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,153,422
5.00%, 12/01/23	2,000	2,008,697
5.00%, 12/01/24	475	485,558
5.00%, 12/01/31 (Call 06/01/31)	2,555	2,969,653
5.00%, 12/01/35 (PR 06/01/29)	580	648,326
Series AS, 5.00%, 12/01/23	250	251,087
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,366,099
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,138,230
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,022,401
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,108,856
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,117,813
Series BA, 5.00%, 12/01/24	140	143,112
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,540	2,851,290
Series BB, 5.00%, 12/01/25	215	223,890
Series BB, 5.00%, 12/01/26	1,775	1,890,203
Series BB, 5.00%, 12/01/28	2,010	2,235,468
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,312,433
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	925	641,947
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,237,728
3.00%, 10/01/32 (Call 09/21/23)	820	795,046
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,780,836
3.00%, 11/01/34 (Call 11/01/30)	1,575	1,501,319
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,711,222
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,227,020
3.00%, 10/01/37 (Call 10/01/29)	1,375	1,212,840
3.00%, 03/01/46 (Call 03/01/30)	1,000	797,186
3.00%, 03/01/50 (Call 03/01/30)	505	390,758
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,157,265
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,538,775
4.00%, 04/01/24	1,155	1,161,542
4.00%, 03/01/25	475	481,762
4.00%, 11/01/25	240	244,539
4.00%, 03/01/27	5,000	5,164,773
4.00%, 10/01/27	1,740	1,809,743
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,485,669
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,637,617
4.00%, 10/01/33 (Call 04/01/31)	2,750	2,942,213
4.00%, 09/01/34 (Call 09/01/26)	865	882,014
4.00%, 10/01/34 (Call 04/01/31)	1,535	1,625,953
4.00%, 11/01/34 (Call 11/01/27)	3,300	3,385,399
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,813,630
4.00%, 03/01/36 (Call 03/01/30)	3,150	3,252,285
4.00%, 09/01/36 (Call 09/01/26)	4,000	4,032,666

Security	Par (000)	Value

California (continued)
4.00%, 10/01/36 (Call 10/01/29)	$2,215	$2,272,600
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,073,572
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,024,250
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,521,973
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,012,108
4.00%, 11/01/38 (Call 11/01/30)	3,810	3,879,926
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,515,288
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,156,529
4.00%, 10/01/41 (Call 04/01/31)	8,400	8,433,477
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,679,970
4.00%, 11/01/44 (Call 11/01/24)	975	966,322
4.00%, 03/01/45 (Call 03/01/25)	500	493,917
4.00%, 08/01/45 (Call 08/01/25)	250	246,915
4.00%, 03/01/46 (Call 03/01/30)	6,960	6,895,751
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,470,937
4.00%, 10/01/50 (Call 04/01/33)	2,500	2,466,705
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,365,362
4.25%, 09/01/52 (Call 09/01/32)	1,310	1,323,899
5.00%, 09/01/23	5,000	5,000,000
5.00%, 11/01/23	1,500	1,504,487
5.00%, 03/01/24	150	151,450
5.00%, 08/01/24	750	763,388
5.00%, 09/01/24	1,045	1,065,414
5.00%, 10/01/24	3,500	3,574,198
5.00%, 11/01/24	1,910	1,952,370
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,285,787
5.00%, 02/01/25 (Call 10/02/23)	5	5,007
5.00%, 03/01/25	250	257,172
5.00%, 04/01/25	700	721,231
5.00%, 05/01/25 (Call 05/01/24)	320	324,105
5.00%, 08/01/25	5,170	5,361,408
5.00%, 09/01/25 (Call 10/02/23)	3,450	3,455,298
5.00%, 10/01/25	10,465	10,863,645
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,128,936
5.00%, 11/01/25 (Call 11/01/23)	300	300,826
5.00%, 12/01/25	2,125	2,213,338
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,003,577
5.00%, 03/01/26 (Call 03/01/25)	1,290	1,324,713
5.00%, 04/01/26	1,165	1,221,842
5.00%, 08/01/26	6,870	7,252,449
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,842,914
5.00%, 10/01/26	10,050	10,646,634
5.00%, 10/01/26 (Call 04/01/26)	3,275	3,438,956
5.00%, 10/01/26	15	15,724
5.00%, 11/01/26	2,500	2,652,920
5.00%, 02/01/27 (AMBAC)	200	213,541
5.00%, 03/01/27 (Call 03/01/25)	1,400	1,440,098
5.00%, 04/01/27	680	728,615
5.00%, 08/01/27	1,685	1,814,548
5.00%, 08/01/27 (Call 08/01/25)	620	643,101
5.00%, 08/01/27 (Call 08/01/26)	500	529,147
5.00%, 09/01/27	360	388,370
5.00%, 09/01/27 (Call 09/01/26)	3,675	3,896,173
5.00%, 11/01/27	10,325	11,175,419
5.00%, 11/01/27 (Call 11/01/23)	700	702,028
5.00%, 12/01/27	2,595	2,813,408
5.00%, 08/01/28 (Call 08/01/26)	2,335	2,464,141
5.00%, 08/01/28 (Call 08/01/27)	2,700	2,905,057
5.00%, 09/01/28	300	329,631
5.00%, 09/01/28 (Call 09/01/26)	1,365	1,442,834

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/28	$13,845	$15,233,945
5.00%, 11/01/28	3,135	3,454,363
5.00%, 04/01/29	4,375	4,854,827
5.00%, 08/01/29 (Call 08/01/26)	1,920	2,025,278
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,075,694
5.00%, 09/01/29 (Call 09/01/26)	3,245	3,427,958
5.00%, 10/01/29	10,355	11,586,979
5.00%, 10/01/29 (Call 04/01/26)	760	797,113
5.00%, 11/01/29	1,500	1,680,793
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,380,264
5.00%, 12/01/29	1,425	1,598,981
5.00%, 03/01/30	170	191,561
5.00%, 04/01/30	2,175	2,454,217
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,108,168
5.00%, 08/01/30 (Call 08/01/27)	635	680,994
5.00%, 08/01/30 (Call 08/01/28)	1,010	1,105,863
5.00%, 10/01/30	2,000	2,275,451
5.00%, 11/01/30	1,165	1,327,243
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,004,878
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,040,041
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,079,650
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,125,277
5.00%, 04/01/31	4,985	5,710,660
5.00%, 09/01/31 (Call 09/01/26)	2,175	2,293,846
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,878,882
5.00%, 11/01/31	2,500	2,889,443
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,085,106
5.00%, 11/01/31 (Call 11/01/27)	3,000	3,231,970
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,100,070
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,548,637
5.00%, 03/01/32 (Call 03/01/30)	3,900	4,388,097
5.00%, 04/01/32	6,680	7,763,272
5.00%, 04/01/32 (Call 04/01/29)	1,225	1,358,207
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,023,867
5.00%, 09/01/32	1,895	2,214,150
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,155,221
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,018,967
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,117,173
5.00%, 10/01/32 (Call 10/01/31)	1,745	2,012,126
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,896,718
5.00%, 12/01/32 (Call 06/01/26)	775	811,816
5.00%, 03/01/33 (Call 03/01/30)	8,915	10,006,570
5.00%, 04/01/33	1,750	2,055,892
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,222,628
5.00%, 04/01/33 (Call 04/01/29)	840	930,791
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,048,157
5.00%, 09/01/33 (Call 10/02/23)	1,635	1,637,827
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,577,301
5.00%, 09/01/33 (Call 09/01/32)	1,460	1,701,226
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,409,480
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,244,734
5.00%, 03/01/34 (Call 03/01/30)	3,600	4,037,235
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,134,968
5.00%, 10/01/34 (Call 04/01/33)	4,615	5,400,871
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,097,485
5.00%, 12/01/34 (Call 12/01/30)	1,780	2,011,374
5.00%, 04/01/35 (Call 04/01/29)	1,000	1,104,789
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,569,242
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,610,946
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,014,335

Security	Par (000)	Value

California (continued)
5.00%, 09/01/35 (Call 09/01/26)	$4,085	$4,289,890
5.00%, 10/01/35 (Call 04/01/26)	4,755	4,960,079
5.00%, 10/01/35 (Call 04/01/33)	2,500	2,893,477
5.00%, 10/01/35	245	256,830
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,044,796
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,046,223
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,094,926
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,514,391
5.00%, 11/01/36 (Call 11/01/28)	2,510	2,722,842
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,286,768
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,144,369
5.00%, 11/01/37 (Call 11/01/32)	7,500	8,481,167
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,345,878
5.00%, 09/01/39 (Call 09/01/32)	4,770	5,325,527
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,266,311
5.00%, 11/01/39 (Call 11/01/28)	3,505	3,757,725
5.00%, 09/01/42 (Call 09/01/32)	4,185	4,611,285
5.00%, 11/01/42 (Call 11/01/32)	2,500	2,758,523
5.00%, 11/01/43 (Call 11/01/23)	4,725	4,734,884
5.00%, 10/01/44 (Call 10/01/24)	2,330	2,358,199
5.00%, 04/01/45 (Call 04/01/29)	3,145	3,351,438
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,483,288
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,555,171
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,037,810
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,151,450
5.00%, 04/01/47 (Call 04/01/32)	3,890	4,223,586
5.00%, 10/01/47 (Call 04/01/26)	3,850	3,969,028
5.00%, 11/01/47 (Call 11/01/27)	800	840,398
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,126,009
5.00%, 09/01/52 (Call 09/01/32)	2,000	2,165,840
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,745,853
5.25%, 08/01/32 (AGM)	1,825	2,132,871
5.25%, 09/01/47 (Call 09/01/32)	2,045	2,266,173
Series A, 5.00%, 10/01/23	5,000	5,006,912
Series A, 5.00%, 10/01/24	5,000	5,101,740
Series B, 5.00%, 08/01/24	815	829,548
Series B, 5.00%, 09/01/24	2,945	3,002,530
Series B, 5.00%, 09/01/25	1,895	1,968,412
Series B, 5.00%, 08/01/26	2,280	2,406,926
Series B, 5.00%, 09/01/26	2,225	2,353,111
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,629,880
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	804,303
Series C, 5.00%, 08/01/32 (Call 02/01/25)	300	307,480
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	491,914
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	492,149
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	836,933
University of California RB
3.00%, 05/15/51 (05/15/31)	7,000	5,177,743
4.00%, 05/15/33 (Call 05/15/27)	4,000	4,110,808
4.00%, 05/15/34 (Call 05/15/25)	4,900	4,948,043
4.00%, 05/15/39 (Call 05/15/31)	2,500	2,544,492
4.00%, 05/15/40 (05/15/31)	2,500	2,523,331
5.00%, 05/15/28	1,000	1,099,694
5.00%, 05/15/29	4,000	4,474,476
5.00%, 05/15/30	3,000	3,415,466
5.00%, 05/15/33	1,000	1,191,542
5.00%, 05/15/34 (Call 05/15/26)	1,005	1,058,287
5.00%, 05/15/35 (05/15/33)	4,000	4,706,020

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 05/15/35 (Call 05/15/27)	$2,500	$2,674,298
5.00%, 05/15/40 (Call 05/15/32)	1,900	2,118,295
5.00%, 05/15/42 (Call 05/15/27)	2,405	2,526,760
5.50%, 05/15/40 (Call 05/15/33)	5,000	5,925,373
VRDN, 2.85%, 05/15/48 (Put 08/31/23)(b)	16,000	16,000,000
Series AL-2, VRDN, 3.00%, 05/15/48 (Put 09/01/23)(b)	4,600	4,600,000
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,781,711
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	121,608
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	499,483
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,205	5,271,827
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,056,172
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,040	3,140,553
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	413,078
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,092,231
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	6,245	6,378,792
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,005,014
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,170,241
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,449,330
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,563,420
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,119,141
Series AY, 5.00%, 05/15/25	1,300	1,343,891
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,074,546
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,271,332
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	4,923,193
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	810,960
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	5,991,109
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	263,398
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	530,867
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	1,500	1,583,299
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,034,791
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	672,175
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,462,148
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,273,246
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,500	1,652,708
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	938,080
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	1,969,821
Series I, 5.00%, 05/15/27 (Call 05/15/25)	745	769,642
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	361,209
Series I, 5.00%, 05/15/29 (Call 05/15/25)	205	211,520
Series I, 5.00%, 05/15/31 (Call 05/15/25)	5,290	5,455,473
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	556,240
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,944,926
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	525,262
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	244,360

Security	Par/ Shares (000)	Value

California (continued)
Series M, 5.00%, 05/15/33 (Call 05/15/27)	$1,000	$1,070,099
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,216,080
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	259,851
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	522,819
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,048,449
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	535,306
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,045,927
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	4,025	4,362,562
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,071,161
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,875,153
Walnut Valley Unified School District GO, 4.00%, 08/01/51(08/01/32)	2,000	1,923,614
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	249,902
Westminster School District GO, 0.00%, 08/01/52 (Call 08/01/39) (BAM)	6,380	4,021,100
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	684,570
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	828,747

		2,251,823,223

Total Long-Term Investments — 99.9% (Cost: $2,343,079,624)		2,251,823,223

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds California Money Fund Portfolio, 3.22%(c)(d)	79	79,008

Total Short-Term Securities — 0.0% (Cost: $79,008)		79,008

Total Investments — 99.9% (Cost: $2,343,158,632)		2,251,902,231

Other Assets Less Liabilities — 0.1%		2,044,210

Net Assets — 100.0%		$2,253,946,441

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$3,414,808	$—	$(3,336,853	)(a)	$1,395	$(342)	$79,008	79	$60,631	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® California Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$2,251,823,223	$—	$2,251,823,223
Short-Term Securities
Money Market Funds	79,008	—	—	79,008

	$79,008	$2,251,823,223	$—	$2,251,902,231

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/31 (PR 09/01/24)	$20,970	$21,101,383
4.00%, 09/01/33 (Call 09/01/24)	57,315	57,674,096
5.00%, 09/01/27 (Call 09/01/24)	6,710	6,816,770
5.00%, 09/01/30 (PR 09/01/24)	2,525	2,565,178
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	13,500	13,714,812
Series A, 4.00%, 06/01/37 (Call 09/01/27)	5,290	5,486,699
Series A, 5.00%, 09/01/35 (Call 09/01/26)	23,575	24,911,641
Series A, 5.00%, 09/01/36 (PR 09/01/26)	8,750	9,246,102
Series A, 5.00%, 06/01/37 (Call 09/01/27)	5,000	5,372,555
Series B, 5.00%, 09/01/23	3,230	3,230,000
Series B, 5.00%, 09/01/24	3,940	4,004,618
Series B, 5.00%, 09/01/26	2,665	2,807,511
Alabama Public School and College Authority RB
4.00%, 11/01/40 (Call 11/01/30)	4,000	3,889,530
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,602,214
Series A, 5.00%, 11/01/23	6,000	6,015,580
Series A, 5.00%, 11/01/24	10,000	10,192,087
Series A, 5.00%, 11/01/25	3,800	3,940,035
Series A, 5.00%, 11/01/26	13,740	14,525,166
Series A, 5.00%, 11/01/27	7,850	8,461,445
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	5,621,355
Series A, 5.00%, 11/01/33 (Call 11/01/30)	4,300	4,833,400
Series A, 5.00%, 11/01/34 (Call 11/01/30)	9,000	10,072,863
Series A, 5.00%, 11/01/35 (Call 11/01/30)	6,000	6,657,302
Series A, 5.00%, 11/01/39 (Call 11/01/30)	11,305	12,206,248
Series B, 5.00%, 01/01/24	3,525	3,543,615
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,135	6,210,131
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,272,197
Series A, 5.00%, 06/01/48 (Call 06/01/28)	7,875	8,158,343
State of Alabama GO
5.00%, 11/01/42 (Call 11/01/32)	6,075	6,663,566
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,175	1,237,118

		274,033,560

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,014,777

Arizona — 0.9%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,110	1,125,705
5.00%, 07/01/25 (PR 07/01/24)	1,885	1,909,449
5.00%, 07/01/26 (PR 07/01/24)	5,000	5,063,004
5.00%, 07/01/27 (Call 07/01/24)	4,490	4,546,578
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,021,627
5.00%, 07/01/33 (Call 07/01/24)	2,900	2,930,653
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	750	750,000
Arizona State University RB
5.00%, 07/01/42 (Call 07/01/26)	2,900	2,961,603
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,529,062
Arizona Transportation Board RB
5.00%, 07/01/24	2,420	2,454,239
Series A, 5.00%, 07/01/24	6,070	6,155,881

Security	Par (000)	Value

Arizona (continued)
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/25 (Call 10/01/24)	$1,000	$1,017,368
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,890	8,022,854
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,518,574
City of Phoenix AZ GO
4.00%, 07/01/25 (Call 07/01/24)	2,040	2,051,178
5.00%, 07/01/24	2,000	2,028,134
5.00%, 07/01/25	3,800	3,920,571
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	4,575,754
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,070,043
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,288,968
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,563,463
5.00%, 07/01/44 (Call 07/01/30)	5,000	5,345,464
5.00%, 07/01/49 (Call 07/01/29)	5,000	5,186,941
Series A, 4.00%, 07/01/40 (Call 07/01/31)	1,610	1,579,643
Series A, 4.00%, 07/01/41 (Call 07/01/31)	3,035	2,956,142
Series A, 4.00%, 07/01/42 (Call 07/01/31)	5,750	5,551,611
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,041,070
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,034,362
Series A, 5.00%, 07/01/44 (Call 07/01/30)	12,205	13,055,839
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,021,872
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,059,868
Series B, 4.00%, 07/01/28 (Call 07/01/24)	16,100	16,129,891
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,518,779
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,074,082
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	4,426,084
County of Pima Sewer System Revenue, 5.00%, 07/01/24	1,680	1,700,759
Gilbert Water Resource Municipal Property Corp. RB
5.00%, 07/15/32	4,650	5,396,511
5.00%, 07/15/33 (Call 07/15/32)	3,000	3,489,008
Phoenix AZ, 4.00%, 07/01/24	1,115	1,121,552
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	1,150	1,156,110
5.00%, 01/01/27	1,940	2,058,824
5.00%, 01/01/28	1,645	1,780,869
5.00%, 01/01/31 (Call 01/01/28)	3,600	3,893,808
5.00%, 01/01/32	26,930	31,000,276
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,642,429
5.00%, 01/01/39 (Call 01/01/28)	8,000	8,425,589
5.00%, 01/01/47 (Call 01/01/30)	10,500	11,066,173
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,000,752
Series A, 5.00%, 01/01/25	2,015	2,060,537
Series A, 5.00%, 01/01/26	3,285	3,421,402
Series A, 5.00%, 01/01/27	2,050	2,175,562
Series A, 5.00%, 01/01/28	4,500	4,871,678
Series A, 5.00%, 01/01/28 (Call 01/01/27)	2,650	2,809,721
Series A, 5.00%, 01/01/29	6,250	6,886,721
Series A, 5.00%, 01/01/31	15,000	17,018,776
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	10,596,224
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,564,418
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,078,462
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	5,317,179
Series A, 5.00%, 01/01/45 (Call 01/01/31)	19,750	21,042,861
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,148,486
State of Arizona COP, Series A, 5.00%, 10/01/28	3,050	3,307,971

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	$1,500	$1,543,027

		295,062,041

Arkansas — 0.0%
State of Arkansas GO, 5.00%, 04/01/26 (Call 10/01/24)	1,815	1,843,977

California — 19.4%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)	3,000	3,201,463
Alameda Corridor Transportation Authority RB
0.00%, 10/01/47 (Call 10/01/37)	1,500	766,327
0.00%, 10/01/48 (Call 10/01/37)	1,335	680,160
0.00%, 10/01/49 (Call 10/01/37)	1,335	680,160
0.00%, 10/01/50 (Call 10/01/37)	1,430	727,560
0.00%, 10/01/51 (Call 10/01/37) (AGM)	2,500	1,289,558
5.00%, 10/01/52 (Call 10/01/32) (AGM)	715	756,174
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,046,458
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	2,829,221
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,032,694
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,005,476
Alameda County Transportation Commission RB, 5.00%, 03/01/45 (Call 03/01/32)	6,955	7,593,009
Alameda Unified School District-Alameda County/CA GO, Series C, 3.00%, 08/01/42 (Call 08/01/27)	11,425	9,126,982
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)	7,500	5,030,611
Series C, 0.00%, 08/01/47 (Call 08/01/40)	6,000	4,033,516
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,138,911
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,484,301
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,149,206
Antelope Valley Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	6,500	6,357,716
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	6,500	6,728,372
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,846,167
4.00%, 04/01/37 (Call 04/01/27)	7,705	7,751,943
4.00%, 04/01/38 (Call 04/01/27)	22,620	22,710,369
4.00%, 04/01/42 (Call 04/01/27)	4,500	4,468,167
4.00%, 04/01/47 (Call 04/01/27)	26,445	25,901,463
5.00%, 04/01/28	1,600	1,750,667
5.00%, 04/01/54 (Call 04/01/33)	35,000	37,729,825
5.25%, 04/01/54 (Call 04/01/33)	10,000	11,018,836
VRDN, 2.13%, 04/01/53 (Put 10/01/24)(b)	2,000	1,946,078
VRDN, 2.75%, 04/01/55 (Put 08/31/23)(b)	44,345	44,345,000
VRDN, 3.02%, 04/01/55 (Put 08/31/23)(b)	25,000	25,000,000
Series A, VRDN, 2.95%, 04/01/47 (Put 10/01/25)(b)	960	936,640
Series B, VRDN, 2.85%, 04/01/47 (Put 10/01/24)(b)	3,855	3,798,460
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,512,405
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,025	3,057,088
Series H, 5.00%, 04/01/44 (Call 04/01/29)	2,000	2,237,933
Series H, 5.00%, 04/01/49 (Call 04/01/29)	2,000	2,237,933
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	7,460,300
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	9,000	10,151,003
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	700,283
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,024,328
5.00%, 10/01/49 (PR 04/01/26)	500	524,776
5.00%, 04/01/51	5,000	5,689,035

Security	Par (000)	Value

California (continued)
5.25%, 04/01/40	$21,000	$24,725,190
Series T-1, 5.00%, 03/15/39	1,015	1,167,190
Series U-2, 5.00%, 10/01/32	5,000	5,940,889
Series U-6, 5.00%, 05/01/45	14,130	16,084,575
Series U-7, 5.00%, 06/01/46	17,250	19,633,220
Series V-1, 5.00%, 05/01/49	15,000	17,060,157
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/45 (Call 10/01/32)	10,000	9,800,177
4.00%, 10/01/46 (Call 10/01/32)	33,860	33,084,775
5.00%, 10/01/23	5,180	5,186,741
5.00%, 10/01/26	1,345	1,427,288
5.00%, 10/01/28	2,655	2,935,882
5.00%, 10/01/36 (Call 04/01/27)	5,050	5,373,707
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,580,277
5.00%, 10/01/43 (Call 04/01/28)	3,620	3,830,591
5.00%, 08/01/44 (Call 08/01/29)	3,800	4,038,936
5.00%, 08/01/49 (Call 08/01/29)	4,375	4,613,428
5.00%, 10/01/52 (Call 10/01/32)	7,550	8,192,063
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,547,546
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,178,758
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	544,690
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,071,487
Series A, 5.13%, 07/01/37 (Call 07/01/26) (AMBAC)	5,710	6,044,224
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,091,936
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,196,076
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	4,490	1,142,493
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	2,951,382
4.00%, 04/01/31 (Call 10/01/26)	10,305	10,499,142
4.00%, 11/01/36 (Call 11/01/31)	1,000	1,038,647
4.00%, 11/01/41 (Call 11/01/31)	1,520	1,487,590
5.00%, 05/01/25	3,500	3,609,060
5.00%, 08/01/26	3,000	3,172,156
5.00%, 08/01/30	1,785	2,025,275
5.00%, 11/01/33 (Call 11/01/31)	2,000	2,305,189
Series A, 5.00%, 02/01/26	6,200	6,485,840
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,213,650
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,646,457
Series A, 5.00%, 02/01/29	3,000	3,326,028
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,564,805
Series A, 5.00%, 09/01/39 (Call 09/01/24)	17,245	17,489,131
Series B, 4.00%, 05/01/41 (Call 05/01/31)	3,670	3,593,207
Series B, 4.00%, 05/01/46 (Call 05/01/31)	10,865	10,360,799
Series B, 5.00%, 10/01/25	1,960	2,036,264
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	2,792,261
Series C, 5.00%, 11/01/32 (Call 11/01/29)	9,220	10,329,996
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	4,479,313
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,058,291
Series F, 5.00%, 05/01/25	6,595	6,800,501
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,308,967
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	6,841,704
Series I, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,008,710
California State University RB
5.25%, 11/01/48 (Call 11/01/33)	1,840	2,046,591
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,023,469
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,013,582
Series A, 4.00%, 11/01/35 (Call 05/01/26)	17,870	18,061,679

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 11/01/37 (Call 05/01/26)	$3,625	$3,630,443
Series A, 4.00%, 11/01/38 (Call 05/01/26)	13,215	13,215,749
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	8,026,606
Series A, 5.00%, 11/01/24	4,015	4,103,607
Series A, 5.00%, 11/01/24 (PR 11/01/23)	2,445	2,451,542
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,425	1,428,813
Series A, 5.00%, 11/01/28 (PR 11/01/24)	6,000	6,128,975
Series A, 5.00%, 11/01/29 (PR 11/01/24)	4,535	4,632,484
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,122,916
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	525,335
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,609,134
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,100,530
Series A, 5.00%, 11/01/32 (PR 11/01/24)	14,560	14,872,980
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,553,908
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,553,740
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,013,413
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,103,152
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,079,207
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,245,418
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	919,347
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,041,135
Series A, 5.00%, 11/01/42 (Call 05/01/27)	8,450	8,829,050
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,536,735
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,186,924
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,129,584
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	715,047
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	8,344,947
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	19,639,489
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	11,494,499
Series A, 5.00%, 11/01/49 (Call 11/01/29)	2,150	2,269,860
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	2,922,301
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,940	3,832,336
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	505,506
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,032,267
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,718,541
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,139,219
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,037,519
4.00%, 08/01/34 (Call 08/01/26)	2,845	2,884,012
Series A, 4.00%, 08/01/42 (Call 08/01/27)	5,000	4,892,662
Chaffey Community College District GO, Series A,
5.00%, 06/01/48 (Call 06/01/28)	2,300	2,418,102
Chaffey Joint Union High School District GO
4.00%, 08/01/47 (Call 02/01/27)	10,000	9,648,175
5.25%, 08/01/52 (Call 08/01/32)	20,895	22,906,085
Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	1,955,818
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	4,680	4,755,085
City & County of San Francisco CA GO
Series C, 4.00%, 06/15/35 (Call 06/15/24)	8,825	8,858,438
Series R, 5.00%, 06/15/28	5,500	6,069,405
Series R, 5.00%, 06/15/29	1,000	1,123,673
Series R, 5.00%, 06/15/30	1,250	1,430,171
Series R, 5.00%, 06/15/31	750	873,366
Series R, 5.00%, 06/15/32	500	590,273

Security	Par (000)	Value

California (continued)
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	$4,190	$4,420,491
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,042,091
City of Los Angeles CA, 5.00%, 06/27/24	20,000	20,304,974
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/44 (Call 06/01/25)	4,630	4,715,246
Series A, 5.00%, 06/01/26 (Call 09/21/23)	1,000	1,000,891
Series A, 5.00%, 06/01/34 (Call 09/21/23)	1,000	1,000,732
Series A, 5.00%, 06/01/43 (Call 09/21/23)	12,695	12,697,427
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,592,903
Series A, 5.00%, 06/01/47 (Call 06/01/32)	3,500	3,785,623
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,570,857
Series C, 5.00%, 06/01/29	11,405	12,748,540
Series C, 5.00%, 06/01/30	20,000	22,721,430
Series C, 5.00%, 06/01/32	8,000	9,377,993
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,018,769
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,585,029
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	4,537,766
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,696,717
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,677,887
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,665,072
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,189,564
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,450	1,581,921
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,085,293
Series B, 4.00%, 05/15/39 (Call 05/15/30)	5,000	5,023,131
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	3,902,632
Series B, 5.00%, 05/15/24	2,000	2,024,721
Series B, 5.00%, 05/15/25	2,000	2,061,492
Series B, 5.00%, 05/15/29	2,000	2,241,720
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,277,800
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	4,599,072
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	7,581,930
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,180,073
Series D, 5.00%, 05/15/44 (Call 05/15/30)	2,920	3,144,412
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,122,441
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/48 (Call 04/01/29)	6,895	7,292,152
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,733,990
City of Riverside CA Water Revenue RB
5.00%, 10/01/47 (Call 10/01/32)	6,890	7,453,765
5.00%, 10/01/52 (Call 10/01/32)	8,800	9,464,694
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	3,610	3,717,365
5.00%, 11/01/27	3,010	3,270,219
5.00%, 11/01/27 (Call 11/01/26)	4,575	4,872,973
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,194,562
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,059,979
5.00%, 11/01/33	3,000	3,569,211
5.00%, 11/01/34 (11/01/33)	3,000	3,563,102
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,062,578
5.00%, 11/01/35 (11/01/33)	3,000	3,536,242
5.00%, 11/01/36 (11/01/33)	3,000	3,504,132
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,286,154
Series A, 4.00%, 11/01/39 (Call 11/01/26)	8,995	9,041,959
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,126,458
Series A, 5.00%, 11/01/50 (Call 11/01/30)	14,345	15,280,760

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 11/01/50 (Call 11/01/27)	$3,500	$3,640,218
Series C, 4.00%, 11/01/50 (Call 11/01/30)	4,000	3,874,776
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,164,964
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,060,486
City of San Jose CA GO
5.00%, 09/01/46 (03/01/31)	7,385	7,971,308
Series A, 5.00%, 09/01/41 (Call 03/01/31)	1,500	1,640,026
Series A, 5.00%, 09/01/42 (Call 03/01/31)	3,900	4,247,596
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	4,352,888
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	13,000	13,828,756
Clovis Unified School District GO
4.00%, 08/01/40 (Call 08/01/25)	420	413,784
4.00%, 08/01/40 (PR 08/01/25)	580	590,055
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,278,498
4.00%, 08/01/32 (Call 08/15/25)	4,705	4,788,222
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,072,847
5.00%, 08/01/36 (PR 08/01/27)	7,795	8,448,282
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,677,159
Series B, 0.00%, 08/01/28 (AGM)(a)	7,075	5,995,978
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	1,969,937
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	433,147
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	410,065
Contra Costa Community College District GO, Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	29,830	29,604,491
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	3,200	3,431,006
County of Los Angeles CA, 5.00%, 06/28/24	11,110	11,277,841
County of Riverside CA, 5.00%, 06/28/24	6,665	6,765,689
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,609,484
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	4,000	4,696,094
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,030,308
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	8,000	8,024,477
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/36 (Call 06/01/32)	1,180	1,356,711
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	14,450,484
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,139,651
Series A, 5.00%, 06/01/35 (Call 06/01/32)	17,000	19,804,959
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	1,980,325
Series A, 5.00%, 06/01/36 (Call 06/01/32)	12,000	13,797,056
Series A, 5.00%, 06/01/37 (Call 06/01/32)	10,000	11,343,987
Series A, 5.00%, 06/01/42 (Call 06/01/27)	11,705	12,248,983
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	7,555,795
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	5,073,326
Series B, 5.00%, 06/01/25	3,610	3,728,972
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,162,745
Series B, 5.00%, 06/01/34	3,035	3,659,211
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,026,211
Series B, 5.00%, 06/01/35 (Call 06/01/32)	2,950	3,436,743
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,255,415
Series B, 5.00%, 06/01/37 (Call 06/01/32)	4,400	4,991,354
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	7,145,578
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,569,835

Security	Par (000)	Value

California (continued)
El Camino Community College District Foundation (The) GO
0.00%, 08/01/29(a)	$6,000	$4,898,615
Series A, 4.00%, 08/01/41 (Call 08/01/26)	6,985	6,901,883
Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	1,947,565
Series C, 0.00%, 08/01/32(a)	200	145,180
Series C, 0.00%, 08/01/34(a)	8,415	5,603,060
El Dorado Irrigation District COP, Series A, 4.00%, 03/01/45 (Call 03/01/30)	5,000	4,839,195
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	504,689
Elk Grove Unified School District GO
2.00%, 08/01/34 (Call 08/01/30)	3,000	2,465,107
2.00%, 08/01/35 (Call 08/01/30)	5,930	4,727,113
4.00%, 08/01/46 (Call 08/01/26)	2,640	2,543,599
Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	3,000	2,890,454
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	636,640
Series C, 0.00%, 08/01/51(a)	2,850	721,454
Foothill-De Anza Community College District GO
0.00%, 08/01/33 (AMBAC)(a)	3,805	2,690,633
4.00%, 08/01/40 (Call 08/01/26)	4,000	3,959,638
Series A, 0.00%, 08/01/34(a)	2,500	1,693,371
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	2,996,682
0.00%, 01/15/35 (AGM)(a)	1,700	1,076,621
Series A, 0.00%, 01/01/25 (ETM)(a)	200	191,538
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,391,795
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,902,680
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	826,440
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,196,529
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	559,796
Series A, 4.00%, 01/15/46 (Call 01/15/31)	44,700	41,849,329
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,005,628
Series A, 6.00%, 01/15/49 (PR 01/15/24)	6,500	6,568,036
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,178,644
Series B-1, VRDN, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,800	1,607,058
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	1,991,914
4.00%, 08/01/44 (Call 08/01/24)	15,000	14,749,333
4.00%, 08/01/48 (Call 08/01/31)	9,000	8,726,065
5.00%, 08/01/40 (Call 08/01/24)	5,000	5,083,855
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	3,176,788
Series A, 4.00%, 08/01/46 (Call 08/01/27)	2,660	2,601,001
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,092,149
Gilroy Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	5,000	4,796,190
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,680,047
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	8,687,024
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,420,304
Irvine Ranch Water District Water Service Corp
5.00%, 03/01/41 (Call 09/01/26)	6,000	6,248,430
5.25%, 02/01/41 (Call 08/01/26)	10,360	10,860,883
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	7,500	5,935,330

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Long Beach Community College District GO
0.00%, 06/01/29 (AGM)(a)	$5,420	$4,470,890
4.00%, 08/01/41 (Call 08/01/26)	3,590	3,574,357
Series B, 0.00%, 08/01/49 (Call 08/01/42)	2,000	1,298,094
Series C, 4.00%, 08/01/49 (Call 08/01/28)	10,675	10,379,913
Long Beach Unified School District GO
3.00%, 08/01/37 (Call 08/01/29)	2,420	2,125,184
3.00%, 08/01/41 (Call 08/01/29)	4,650	3,824,413
3.00%, 08/01/47 (Call 08/01/29)	25,500	19,570,261
4.00%, 08/01/48 (Call 08/01/33)	11,845	11,395,849
5.00%, 08/01/35 (Call 08/01/26)	3,000	3,169,678
5.00%, 08/01/44 (Call 08/01/33)	5,000	5,524,835
Series A, 4.00%, 08/01/38 (Call 08/01/26)	10,300	10,325,061
Series B, 3.00%, 08/01/48 (Call 08/01/29)	5,000	3,786,641
Series B, 3.00%, 08/01/50 (Call 08/01/29)	6,000	4,422,901
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	383,322
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	4,262,169
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	8,815	8,876,168
5.00%, 08/01/25	10,060	10,441,930
5.00%, 08/01/26	10,000	10,585,309
5.00%, 08/01/36 (Call 08/01/32)	2,030	2,340,447
5.00%, 08/01/37 (Call 08/01/32)	1,005	1,147,076
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,386,180
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,008,808
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	2,986,072
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,460,079
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	10,690,628
Series C, 5.00%, 06/01/26	1,000	1,054,623
Series J, 4.00%, 08/01/37 (Call 08/01/27)	2,500	2,526,620
Series J, 4.00%, 08/01/41 (Call 08/01/27)	5,000	4,934,756
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	1,809,572
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	1,783,995
Series K, 4.00%, 08/01/37 (Call 08/01/26)	14,250	14,348,882
Series K, 4.00%, 08/01/38 (Call 08/01/26)	27,685	27,775,624
Series K, 4.00%, 08/01/39 (Call 08/01/26)	7,500	7,443,301
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,232,131
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,053,312
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,750	3,936,119
Series A, 4.00%, 06/01/36 (Call 06/01/31)	2,000	2,096,510
Series A, 4.00%, 06/01/37 (Call 06/01/31)	6,980	7,250,522
Series A, 4.00%, 06/01/38 (Call 06/01/31)	5,245	5,409,302
Series A, 4.00%, 06/01/39 (Call 06/01/31)	8,000	8,180,734
Series A, 5.00%, 06/01/24	11,170	11,334,937
Series A, 5.00%, 07/01/25	4,085	4,228,569
Series A, 5.00%, 06/01/26	1,500	1,582,339
Series A, 5.00%, 06/01/28	9,000	9,914,926
Series A, 5.00%, 06/01/30	3,750	4,287,521
Series A, 5.00%, 06/01/31 (Call 06/01/26)	2,055	2,166,845
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	4,563,522
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,581,206
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,847,968
Series A, 5.00%, 06/01/32 (Call 06/01/31)	3,250	3,756,628
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,380	2,567,880
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,035	4,597,278
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,309,890
Series A, 5.00%, 06/01/34 (Call 06/01/26)	5,225	5,501,164

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/35 (Call 06/01/30)	$1,500	$1,692,683
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	4,596,124
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,025	8,986,647
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,800	5,328,253
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,165,741
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	10,557,713
Series A, 5.00%, 07/01/39 (Call 07/01/28)	3,400	3,650,977
Series A, 5.00%, 07/01/39 (Call 07/01/31)	5,000	5,563,597
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	8,416,718
Series A, 5.00%, 07/01/40 (Call 07/01/31)	6,650	7,356,747
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	2,710,065
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,247,807
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/29	1,500	1,686,863
5.00%, 07/01/31	2,000	2,330,775
5.00%, 07/01/34 (Call 07/01/31)	4,000	4,624,121
5.00%, 07/01/42 (Call 07/01/27)	5,000	5,241,905
Series A, 5.00%, 07/01/41 (Call 07/01/31)	4,835	5,330,796
Los Angeles County Public Works Financing Authority RB
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,764,623
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,141,132
Series E-1, 5.00%, 12/01/49 (Call 12/01/29)	10,645	11,311,207
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 4.00%, 10/01/42 (Call 10/01/26)	13,500	12,791,737
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,615	1,654,688
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,024,439
Series A, 5.00%, 07/01/49 (Call 01/01/29)	14,500	15,213,633
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	2,658,926
Series B, 5.00%, 07/01/24	5,000	5,076,865
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	4,436,334
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	1,937,530
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	507,442
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,093,852
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,316,672
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,049,222
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	1,817,700
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,569,363
5.00%, 07/01/26 (Call 06/01/26)	3,500	3,692,803
5.00%, 07/01/28	4,975	5,488,168
5.00%, 07/01/37 (Call 07/01/31)	3,160	3,559,500
5.00%, 07/01/40 (Call 01/01/32)	12,250	13,691,273
5.00%, 07/01/41 (Call 07/01/31)	1,000	1,101,942
5.00%, 07/01/42 (Call 01/01/32)	5,515	6,061,635
5.00%, 07/01/43 (Call 01/01/32)	2,155	2,360,522
5.00%, 07/01/45 (Call 07/01/31)	5,000	5,398,305
5.00%, 07/01/46 (Call 07/01/31)	3,880	4,165,559
5.00%, 07/01/51 (Call 07/01/31)	19,615	20,929,483
Series A, 5.00%, 07/01/25	3,500	3,621,748
Series A, 5.00%, 07/01/26	3,075	3,248,933
Series A, 5.00%, 07/01/27	2,540	2,740,948
Series A, 5.00%, 07/01/28	4,000	4,412,598
Series B, 5.00%, 07/01/35 (Call 07/01/32)	1,500	1,743,510
Series B, 5.00%, 07/01/40 (Call 07/01/30)	12,440	13,667,548
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	13,802,619

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 07/01/49 (Call 07/01/29)	$21,630	$22,783,697
VRDN, VRDN, 2.70%, 07/01/57 (Put 09/01/23)(b)	2,000	2,000,000
Los Angeles Department of Water & Power System Revenue RB, Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	7,803,386
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/33	5,000	5,963,565
5.00%, 07/01/34 (Call 07/01/33)	5,000	5,940,740
5.00%, 07/01/41 (Call 07/01/32)	4,610	5,146,209
5.00%, 07/01/47 (Call 01/01/32)	20,000	21,561,992
5.00%, 07/01/52 (Call 07/01/32)	3,995	4,293,727
VRDN, 2.75%, 07/01/45 (Call 09/01/23)(b)	16,700	16,700,000
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,434,894
Series A, 5.00%, 07/01/40 (Call 07/01/30)	5,000	5,474,244
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,063,624
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,089,497
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,640,350
Series A, 5.00%, 07/01/46 (Call 01/01/26)	12,275	12,569,016
Series A, 5.00%, 07/01/48 (Call 01/01/28)	9,745	10,164,659
Series B, 4.00%, 07/01/29	2,000	2,137,539
Series B, 4.00%, 07/01/30	2,000	2,147,982
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,815	1,823,029
Series B, 5.00%, 07/01/34 (Call 01/01/26)	5,015	5,233,106
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,162,019
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	2,644,518
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,561,527
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	4,824,715
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	2,619,007
Series B, 5.00%, 07/01/49 (Call 01/01/31)	3,900	4,164,611
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,525,183
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	3,395,029
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,110,646
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	5,747,956
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,187,134
VRDN, VRDN, 2.70%, 07/01/35 (Call 09/01/23)(b)	11,400	11,400,000
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,052,747
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	7,218,864
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,151,232
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,118,786
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,127,045
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,786,641
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,405	1,425,911
Series C, 5.00%, 07/01/47 (Call 07/01/27)	15,115	15,720,215
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,021,885
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	9,539,625
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	7,582,261
Los Angeles Unified School District/CA GO
3.00%, 07/01/31 (Call 07/01/26)	15,375	15,024,845
3.00%, 07/01/32 (Call 07/01/26)	7,820	7,517,233
5.00%, 07/01/28	2,505	2,762,197
5.00%, 07/01/31	1,410	1,635,634
5.00%, 07/01/38 (Call 01/01/33)	2,500	2,816,704
5.25%, 07/01/47 (Call 01/01/33)	3,750	4,135,625
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,015,005
Series A, 4.00%, 07/01/40 (Call 07/01/25)	1,045	1,037,800
Series A, 5.00%, 07/01/24	7,985	8,110,365
Series A, 5.00%, 07/01/25	2,535	2,623,180
Series A, 5.00%, 07/01/26	2,150	2,274,008

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/27	$2,925	$3,154,203
Series A, 5.00%, 07/01/28	5,000	5,513,368
Series A, 5.00%, 07/01/29	5,000	5,614,273
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,143,584
Series A, 5.00%, 07/01/31 (Call 07/01/29)	3,000	3,362,457
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,439,744
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,970	6,301,558
Series B, 5.00%, 07/01/28 (Call 07/01/26)	1,150	1,215,317
Series B-1, 5.00%, 07/01/26	5,350	5,658,578
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	3,250	3,545,004
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,361,831
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,155,610
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	11,574,341
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	7,900	8,442,675
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	7,715,884
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	5,329,993
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,031,105
Series C, 4.00%, 07/01/37 (Call 07/01/30)	12,990	13,267,900
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	5,581,683
Series C, 4.00%, 07/01/39 (Call 07/01/30)	10,000	10,108,163
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,000	999,361
Series C, 4.00%, 07/01/44 (Call 07/01/30)	4,500	4,433,040
Series C, 5.00%, 07/01/24	3,315	3,367,046
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,081,438
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	202,764
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	760,061
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,572,436
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	1,869,150
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	6,550	6,647,277
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	1,030	1,041,141
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	35,685	35,154,007
Series RYRR, 4.00%, 07/01/36 (Call 01/01/32)	5,250	5,457,139
Series RYRR, 4.00%, 07/01/37 (Call 01/01/32)	5,000	5,127,196
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	4,695	4,777,866
Series RYRR, 4.00%, 07/01/40 (Call 01/01/32)	3,250	3,247,275
Series RYRR, 4.00%, 07/01/41 (Call 01/01/32)	5,500	5,472,025
Series RYRR, 4.00%, 07/01/46 (Call 01/01/32)	13,285	12,956,837
Series RYRR, 5.00%, 07/01/28	1,500	1,654,010
Series RYRR, 5.00%, 07/01/31	500	580,012
Series RYRR, 5.00%, 07/01/32 (Call 01/01/32)	2,920	3,410,708
Series RYRR, 5.00%, 07/01/34 (Call 01/01/32)	1,500	1,741,516
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,491,119
Series E, 3.00%, 08/01/25	2,000	1,989,448
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	750	187,485
Metropolitan Water District of Southern California RB
5.00%, 10/01/29	5,000	5,627,518
5.00%, 10/01/31	2,425	2,820,558
Series A, 5.00%, 07/01/24	5,000	5,079,727
Series A, 5.00%, 07/01/26	1,000	1,057,121
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	9,014,704
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	8,887,038
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,212,317
Series A, 5.00%, 10/01/46 (Call 04/01/31)	7,000	7,564,761
Series A, 5.00%, 10/01/51 (Call 04/01/31)	12,000	12,844,492
Series C, 5.00%, 10/01/27	1,000	1,086,594
Series C, 5.00%, 07/01/38 (Call 07/01/30)	10,730	11,833,059
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	2,746,508
Series C, 5.00%, 07/01/40 (Call 07/01/30)	12,000	13,159,879

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	$17,405	$17,073,142
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	14,220	14,727,731
Morgan Hill Unified School District GO, Series B, 4.00%, 08/01/47 (Call 08/01/27)	7,500	7,236,131
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	2,530	2,650,971
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/43 (Call 08/01/35)	12,830	11,635,197
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	973,903
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,127,224
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	815,449
Series B, 4.00%, 11/01/36 (Call 11/01/26)	11,040	11,113,871
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,120,711
Series B, 5.00%, 11/01/38 (Call 11/01/30)	2,000	2,180,725
New Haven Unified School District GO, 3.00%, 08/01/49 (Call 08/01/28)	6,060	4,502,285
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	13,000	8,416,791
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	618,062
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	439,469
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	925,115
Series 2005, 0.00%, 08/01/34(a)	1,500	1,021,480
Series 2005, 0.00%, 08/01/36(a)	1,400	858,367
Series 2005, 0.00%, 08/01/38(a)	3,500	1,916,012
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,031,365
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	9,325	9,182,024
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	4,940,503
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	21,360,726
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,614,035
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	19,760	20,502,743
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,837,154
Series C, 4.00%, 08/01/40 (PR 08/01/25)	1,000	1,019,197
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,049,062
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	500,558
Series D, 0.00%, 08/01/46(a)	2,500	832,054
Pleasanton Unified School District GO, 4.00%, 08/01/42 (Call 08/01/27)	8,590	8,460,879
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,448,315
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	696,960
0.00%, 08/01/36(a)	13,250	7,920,692
0.00%, 08/01/41(a)	1,500	673,984
0.00%, 08/01/46(a)	9,615	3,143,161
0.00%, 08/01/51(a)	1,250	314,943
Series B, 0.00%, 08/01/34(a)	4,630	3,087,773
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)	8,060	9,362,919
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	1,000	1,047,339

Security	Par (000)	Value

California (continued)
Riverside County Transportation Commission RB
4.00%, 06/01/38 (Call 06/01/31)	$2,125	$2,061,469
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,076,616
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,355	2,507,971
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,120,941
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,436,577
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	5,092	5,016,335
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	8,860	8,508,809
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	8,255	7,849,717
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	18,940	17,591,930
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/34 (Call 12/01/27)	15,975	17,265,537
Series B, 5.00%, 06/01/29 (Call 12/01/27)	7,130	7,729,469
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,079,945
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	491,545
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/27	1,000	1,087,498
5.00%, 12/01/29	1,000	1,130,022
5.00%, 12/01/30	400	459,995
5.00%, 12/01/33 (Call 12/01/31)	4,000	4,659,342
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,016,063
Series A, 5.00%, 12/01/45 (Call 12/01/30)	3,540	3,796,595
Series A, 5.00%, 12/01/50 (Call 12/01/30)	12,500	13,314,480
Sacramento Municipal Utility District RB
5.00%, 08/15/26	1,770	1,873,194
5.00%, 08/15/28	1,630	1,805,252
5.00%, 08/15/44 (08/15/33)	5,920	6,553,878
5.00%, 08/15/48 (08/15/33)	19,280	21,164,277
Series B, VRDN, 5.00%, 08/15/49 (Put 04/18/25)(b)	2,500	2,556,430
Series E, 5.00%, 08/15/24	1,590	1,618,885
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,638,512
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,179,275
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	2,505,238
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	4,493,355
Series H, 5.00%, 08/15/50 (Call 08/15/30)	43,000	46,011,647
Sacramento Transportation Authority Sales Tax Revenue RB, 5.00%, 10/01/34(10/01/33)	5,835	6,900,694
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,025	6,146,685
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	10,325,635
San Diego Community College District GO
0.00%, 08/01/35(a)	4,000	2,574,690
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,060,795
5.00%, 08/01/30 (PR 08/01/26)	10,560	11,208,401
5.00%, 08/01/31 (PR 08/01/26)	8,000	8,491,213
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	2,120	2,135,800
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	5,362,897
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,583,961
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,687,145
Series A, 5.00%, 07/01/46 (Call 07/01/31)	5,000	5,331,696
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	628,735
Series A, 5.00%, 07/01/56 (Call 07/01/31)	5,000	5,263,922

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation Commission RB
5.00%, 04/01/32	$2,000	$2,340,913
5.00%, 04/01/34 (04/01/33)	1,500	1,798,431
5.00%, 04/01/38 (04/01/33)	1,000	1,147,824
5.00%, 04/01/45 (Call 04/01/31)	4,300	4,649,549
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	10,649,762
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,352,177
Series B, 5.00%, 04/01/48 (Call 04/01/31)	8,140	8,765,949
San Diego County Water Authority RB
Series A, 5.00%, 05/01/30	3,000	3,426,887
Series A, 5.00%, 05/01/47 (Call 05/01/32)	3,300	3,574,619
Series A, 5.00%, 05/01/52 (Call 05/01/32)	8,250	8,889,713
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	3,757,572
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,191,373
Series B, 4.00%, 05/01/37 (Call 05/01/31)	3,500	3,625,798
Series B, 4.00%, 05/01/38 (Call 05/01/31)	14,715	15,069,761
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	4,508,748
San Diego Public Facilities Financing Authority RB
4.00%, 08/01/52 (Call 08/01/33)	5,770	5,488,059
5.00%, 05/15/25	2,525	2,607,708
5.25%, 08/01/48 (Call 08/01/33)	3,290	3,651,979
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,378,212
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,270,953
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	486,948
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,645,236
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,594,131
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	1,851,904
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	2,649,892
San Diego Unified School District GO, Series F, 4.00%, 07/01/45 (Call 07/01/25)	9,000	8,704,219
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	7,570	5,973,684
4.25%, 07/01/52 (Call 07/01/32)	5,000	4,962,256
5.00%, 07/01/24	8,570	8,701,047
5.25%, 07/01/28 (AGM)	845	939,226
5.25%, 07/01/28 (ETM) (AGM)	155	171,620
Series C, 0.00%, 07/01/30(a)	1,550	1,223,145
Series C, 0.00%, 07/01/35(a)	2,380	1,512,140
Series C, 0.00%, 07/01/36(a)	1,500	903,285
Series C, 0.00%, 07/01/37(a)	700	399,842
Series C, 0.00%, 07/01/38(a)	3,000	1,616,973
Series C, 0.00%, 07/01/43(a)	4,140	1,700,148
Series C, 0.00%, 07/01/44(a)	2,165	842,639
Series C, 0.00%, 07/01/45(a)	4,590	1,691,752
Series C, 0.00%, 07/01/46(a)	275	95,940
Series C, 0.00%, 07/01/47(a)	1,405	465,651
Series C, 0.00%, 07/01/48 (Call 07/01/40)	3,250	2,731,442
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	45,580	43,629,600
Series E, 0.00%, 07/01/32(a)	6,440	4,703,284
Series E, 0.00%, 07/01/42	5,850	4,092,365
Series E, 0.00%, 07/01/47 (Call 07/01/42)	3,800	2,649,391
Series E, 0.00%, 07/01/49(a)	7,640	2,286,405
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,782,420
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	10,936,743
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,326,661
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	6,769,650
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	12,465,215
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	21,350	15,747,984
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	17,710	16,952,177

Security	Par (000)	Value

California (continued)
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	$3,000	$2,293,705
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	22,000	21,330,375
Series R-1, 0.00%, 07/01/31(a)	2,000	1,519,571
Series R-2, 0.00%, 07/01/40	13,475	11,787,376
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,176,888
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,119,105
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,021,561
San Dieguito Union High School District GO, Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	791,588
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 (Call 08/01/29)	5,000	4,226,307
5.00%, 08/01/39 (Call 02/01/32)	1,250	1,390,796
5.25%, 08/01/47 (Call 02/01/32)	1,250	1,391,191
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,458,225
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,135,397
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	4,854,963
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	6,265,776
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	2,552,678
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	2,914,793
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	8,482,210
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,405,848
Series A, 4.00%, 07/01/37 (Call 07/01/27)	3,075	3,098,482
Series A, 4.00%, 07/01/38 (Call 07/01/27)	5,495	5,508,180
San Francisco City & County Airport Commission San Francisco International Airport RB
Series B, 5.00%, 05/01/32 (Call 05/01/31)	3,150	3,627,869
Series B, 5.00%, 05/01/35 (Call 05/01/31)	3,000	3,421,115
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,013,189
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	3,614,481
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	8,148,349
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,065	4,165,932
Series D, 5.00%, 05/01/24	3,550	3,590,745
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,599,741
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	23,619,634
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	18,000	17,386,213
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
4.00%, 10/01/39 (Call 10/01/32)	1,350	1,374,077
4.00%, 10/01/50 (Call 10/01/31)	5,000	4,844,737
5.00%, 10/01/35 (Call 10/01/32)	1,500	1,744,618
5.00%, 10/01/36 (Call 10/01/32)	1,000	1,153,414
5.00%, 10/01/37 (Call 10/01/32)	1,500	1,713,219
5.00%, 10/01/45 (Call 10/01/31)	5,000	5,425,209
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,310,349
Series A, 4.00%, 10/01/47 (Call 10/01/31)	9,075	8,856,424
Series A, 5.00%, 10/01/46 (Call 10/01/31)	5,000	5,397,036
Series B, 4.00%, 10/01/42 (Call 10/02/23)	25,000	24,736,372
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	11,000	10,805,516
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	2,013,501
0.00%, 01/01/27 (ETM)(a)	1,075	971,640
4.00%, 01/15/34 (Call 01/15/32)	2,185	2,249,878
5.00%, 01/15/32	1,500	1,659,562
5.00%, 01/15/33 (Call 01/15/32)	3,415	3,769,251
Series A, 5.00%, 01/15/29 (PR 01/15/25)	1,000	1,026,218

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 01/15/34 (PR 01/15/25)	$2,680	$2,750,265
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,209,746
Series A, 5.00%, 01/15/50 (PR 01/15/25)	13,275	13,623,048
San Jose Evergreen Community College District GO
4.00%, 09/01/45 (Call 09/01/32)	8,515	8,409,819
Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	7,565,200
Series C, 4.13%, 09/01/43 (PR 09/01/24)	5,000	5,049,507
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	3,800	3,089,877
5.00%, 08/01/32 (Call 08/01/25)	9,000	9,318,838
Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	4,675,034
Series E, 4.00%, 08/01/42 (Call 08/01/27)	6,825	6,713,596
San Juan Unified School District GO, 4.00%, 08/01/46 (Call 08/01/30)	17,000	16,476,147
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	553,240
Series B, 0.00%, 08/01/51(a)	1,500	396,627
San Mateo County Community College District GO
0.00%, 09/01/34 (NPFGC)(a)	18,075	12,184,909
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,039,330
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,576,591
Series B, 5.00%, 09/01/45 (Call 09/01/28)	44,150	47,817,836
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,397,546
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	7,070	6,903,381
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,338,949
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)	5,500	5,452,803
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33	500	461,804
Series A, 0.00%, 09/01/41 (Call 09/01/36)	3,765	3,567,836
Series A, 0.00%, 07/01/51 (Call 09/01/41)	4,465	3,026,313
Santa Barbara Secondary High School District GO,
Series A, 0.00%, 08/01/36(a)	2,500	1,399,820
Santa Barbara Unified School District GO
Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,600	2,569,062
Series B, 5.00%, 08/01/44 (Call 08/01/28)	6,725	7,101,399
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	24,000	23,277,317
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/30	3,000	3,412,097
5.00%, 04/01/33	5,000	5,975,537
5.00%, 04/01/35 (04/01/33)	4,500	5,331,716
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,027,713
Santa Clarita Community College District GO, 4.00%, 08/01/41 (Call 08/01/26)	6,850	6,751,378
Santa Maria Joint Union High School District GO, 4.00%, 08/01/37 (PR 08/01/24)	14,230	14,342,632
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	21,580	21,300,265
Series A, 5.00%, 08/01/43 (Call 08/01/28)	7,500	8,005,426
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,512,944
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,150	1,244,927
Santa Monica-Malibu Unified School District GO
4.00%, 08/01/50 (Call 08/01/29)	11,545	11,137,732
Series B, 4.00%, 08/01/50 (Call 08/01/29)	16,685	16,096,410
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 10/02/23)	3,330	3,324,891

Security	Par (000)	Value

California (continued)
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	$7,000	$5,685,076
South San Francisco Unified School District GO
4.00%, 09/01/48 (Call 09/01/31)	22,000	21,323,513
4.00%, 09/01/52 (Call 09/01/31)	10,975	10,542,037
Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	3,971,680
Southern California Public Power Authority RB
VRDN, 3.89%, 07/01/36 (Put 08/31/23)(b)	61,945	61,945,000
Series A, 5.00%, 04/01/24 (Call 01/01/24)	7,600	7,646,112
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,525	1,565,150
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,460,674
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	624,421
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,075,176
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	5,000	5,326,256
5.00%, 12/01/30	4,075	4,694,880
Series AS, 5.00%, 12/01/24 (ETM)	10	10,243
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	15,480	15,856,386
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	5	5,122
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,055	1,080,652
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	1,065	1,090,895
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,254,654
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,064,584
Series AX, 5.00%, 12/01/27	1,000	1,089,587
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	7,466,422
Series BB, 5.00%, 12/01/23	6,000	6,026,091
Series BB, 5.00%, 12/01/25	4,040	4,207,056
Series BB, 5.00%, 12/01/27	3,005	3,274,210
Series BB, 5.00%, 12/01/28	2,000	2,224,346
Series BB, 5.00%, 12/01/30	2,000	2,304,236
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	8,940	10,241,390
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	9,075	10,305,103
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	3,075	2,134,040
3.00%, 03/01/28	2,500	2,490,893
3.00%, 10/01/34 (Call 10/01/29)	6,805	6,497,904
3.00%, 10/01/35 (Call 10/01/29)	3,000	2,774,955
3.00%, 10/01/36 (Call 10/01/29)	5,795	5,235,073
3.00%, 10/01/37 (Call 10/01/29)	6,385	5,631,990
3.00%, 10/01/49 (Call 10/01/29)	1,000	777,348
3.00%, 11/01/50 (Call 11/01/30)	10,860	8,378,601
4.00%, 10/01/23	2,025	2,026,389
4.00%, 03/01/24	1,505	1,512,303
4.00%, 11/01/25	6,465	6,587,279
4.00%, 04/01/26	3,735	3,824,543
4.00%, 11/01/26	14,275	14,725,543
4.00%, 10/01/27	7,280	7,571,800
4.00%, 09/01/28 (Call 09/01/26)	6,850	7,018,506
4.00%, 09/01/29	5,225	5,546,828
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,112,301
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,033,362
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,043,442
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,067,734
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,122,973
4.00%, 11/01/33 (Call 11/01/27)	20,630	21,245,506
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,069,242
4.00%, 10/01/34 (Call 04/01/31)	1,405	1,488,250
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,016,314

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
4.00%, 09/01/35 (Call 09/01/26)	$9,575	$9,699,920
4.00%, 11/01/35 (Call 11/01/27)	7,440	7,553,682
4.00%, 03/01/36 (Call 03/01/30)	3,500	3,613,650
4.00%, 09/01/36 (Call 09/01/26)	13,560	13,670,739
4.00%, 10/01/36 (Call 04/01/31)	6,945	7,164,656
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,081,590
4.00%, 03/01/37 (Call 03/01/30)	3,125	3,200,780
4.00%, 10/01/37 (Call 04/01/31)	3,300	3,374,998
4.00%, 11/01/37 (Call 11/01/30)	1,530	1,562,437
4.00%, 03/01/38 (Call 03/01/30)	12,960	13,178,661
4.00%, 11/01/38 (Call 11/01/30)	5,560	5,662,045
4.00%, 11/01/39 (Call 11/01/30)	5,000	5,058,818
4.00%, 03/01/40 (Call 03/01/30)	13,405	13,475,327
4.00%, 10/01/41 (Call 04/01/31)	26,705	26,811,427
4.00%, 11/01/41 (Call 11/01/25)	8,750	8,751,733
4.00%, 04/01/42 (Call 04/01/32)	21,240	21,239,618
4.00%, 10/01/44 (Call 10/01/29)	11,655	11,551,740
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,486,650
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,420,922
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,728,407
4.00%, 11/01/45 (Call 11/01/25)	10,350	10,221,263
4.00%, 03/01/46 (Call 03/01/30)	12,805	12,686,795
4.00%, 11/01/47 (Call 11/01/27)	15,750	15,444,836
4.00%, 04/01/49 (Call 04/01/32)	7,000	6,925,914
4.00%, 03/01/50 (Call 03/01/30)	1,915	1,883,744
4.00%, 11/01/50 (Call 11/01/25)	6,575	6,413,302
4.25%, 09/01/52 (Call 09/01/32)	2,190	2,213,236
4.50%, 12/01/43 (Call 12/01/23)	2,605	2,607,967
5.00%, 09/01/23	25	25,000
5.00%, 10/01/23	425	425,594
5.00%, 10/01/23	5	5,007
5.00%, 11/01/23	3,000	3,009,069
5.00%, 12/01/23	4,770	4,792,142
5.00%, 03/01/24	2,325	2,347,481
5.00%, 04/01/24	1,740	1,759,646
5.00%, 08/01/24	2,735	2,783,821
5.00%, 09/01/24	8,425	8,589,582
5.00%, 09/01/24 (Call 10/02/23)	30	30,042
5.00%, 10/01/24	34,395	35,116,330
5.00%, 11/01/24	28,675	29,330,849
5.00%, 08/01/25	8,395	8,705,806
5.00%, 09/01/25	2,025	2,103,449
5.00%, 09/01/25 (Call 10/02/23)	1,000	1,001,536
5.00%, 10/01/25	11,575	12,015,928
5.00%, 10/01/25 (Call 10/02/23)	15	15,023
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,151,080
5.00%, 11/01/25	5,500	5,719,003
5.00%, 11/01/25 (Call 11/01/23)	5,765	5,780,880
5.00%, 12/01/25 (Call 12/01/23)	1,020	1,023,649
5.00%, 03/01/26 (Call 03/01/25)	3,810	3,912,524
5.00%, 04/01/26	7,875	8,259,234
5.00%, 10/01/26	4,860	5,148,521
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,397,356
5.00%, 11/01/26	2,280	2,419,463
5.00%, 12/01/26	7,000	7,440,934
5.00%, 03/01/27 (Call 03/01/25)	3,920	4,032,274
5.00%, 04/01/27	3,385	3,627,001
5.00%, 08/01/27	5,205	5,605,177
5.00%, 09/01/27 (Call 09/01/26)	6,210	6,583,737
5.00%, 10/01/27	25,465	27,517,003

Security	Par (000)	Value

California (continued)
5.00%, 10/01/27 (Call 10/01/24)	$2,020	$2,056,599
5.00%, 11/01/27	30,225	32,714,485
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,306,662
5.00%, 12/01/27	3,660	3,968,044
5.00%, 04/01/28	6,520	7,142,768
5.00%, 08/01/28 (Call 08/01/25)	1,250	1,296,470
5.00%, 08/01/28 (Call 08/01/27)	2,760	2,969,614
5.00%, 09/01/28	6,505	7,147,507
5.00%, 09/01/28 (Call 10/02/23)	1,000	1,001,751
5.00%, 09/01/28 (Call 09/01/26)	3,670	3,879,267
5.00%, 10/01/28	25,815	28,404,787
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,036,449
5.00%, 11/01/28	8,395	9,250,199
5.00%, 11/01/28 (Call 11/01/27)	3,600	3,890,904
5.00%, 03/01/29	1,000	1,108,140
5.00%, 04/01/29	26,470	29,373,092
5.00%, 08/01/29 (Call 08/01/26)	5,000	5,274,161
5.00%, 08/01/29 (Call 08/01/27)	26,175	28,156,293
5.00%, 08/01/29 (Call 08/01/28)	2,635	2,890,835
5.00%, 09/01/29 (Call 09/01/26)	6,755	7,135,858
5.00%, 10/01/29	24,330	27,224,644
5.00%, 10/01/29 (Call 10/01/24)	4,675	4,763,174
5.00%, 10/01/29 (Call 04/01/26)	6,445	6,759,729
5.00%, 10/01/29 (Call 10/01/28)	15,000	16,503,916
5.00%, 11/01/29 (Call 11/01/23)	2,855	2,862,053
5.00%, 11/01/29 (Call 11/01/27)	5,455	5,893,441
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,052,943
5.00%, 04/01/30	25,150	28,378,644
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,348,756
5.00%, 08/01/30 (Call 08/01/27)	7,785	8,348,877
5.00%, 08/01/30 (Call 08/01/28)	4,000	4,379,655
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,055,360
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,038,146
5.00%, 11/01/30	24,955	28,430,346
5.00%, 11/01/30 (Call 11/01/27)	8,780	9,455,462
5.00%, 12/01/30	4,955	5,652,724
5.00%, 03/01/31 (Call 03/01/30)	6,195	6,971,089
5.00%, 04/01/31	1,000	1,145,569
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,535,971
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,325,718
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,540,805
5.00%, 09/01/31	2,500	2,883,054
5.00%, 09/01/31 (Call 09/01/26)	6,715	7,081,917
5.00%, 10/01/31	8,735	10,084,569
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,588,446
5.00%, 11/01/31	4,200	4,854,264
5.00%, 11/01/31 (Call 11/01/23)	4,550	4,561,169
5.00%, 11/01/31 (Call 11/01/27)	7,000	7,541,264
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,300,211
5.00%, 12/01/31	1,000	1,157,057
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,505,691
5.00%, 12/01/31 (Call 06/01/26)	2,500	2,625,215
5.00%, 03/01/32 (Call 03/01/30)	2,500	2,812,883
5.00%, 04/01/32	10,125	11,766,935
5.00%, 04/01/32 (Call 04/01/29)	4,000	4,434,960
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,201,292
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,251,906
5.00%, 08/01/32 (Call 08/01/27)	5,000	5,361,974
5.00%, 09/01/32 (Call 09/01/26)	15,920	16,743,704
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,018,967

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/32 (Call 10/01/29)	$4,800	$5,362,431
5.00%, 10/01/32 (Call 04/01/31)	2,855	3,267,786
5.00%, 10/01/32 (Call 10/01/31)	7,500	8,648,105
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,325,456
5.00%, 11/01/32 (Call 11/01/28)	3,700	4,067,059
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,199,760
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,565,823
5.00%, 03/01/33 (Call 03/01/30)	3,000	3,367,326
5.00%, 04/01/33	1,000	1,174,796
5.00%, 04/01/33 (Call 04/01/24)	4,815	4,865,253
5.00%, 04/01/33 (Call 04/01/29)	11,190	12,399,471
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,032,105
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,575,563
5.00%, 10/01/33 (Call 04/01/24)	13,165	13,301,650
5.00%, 10/01/33 (Call 10/01/24)	2,820	2,872,888
5.00%, 03/01/34 (Call 03/01/30)	14,240	15,969,509
5.00%, 09/01/34 (Call 09/01/26)	18,780	19,734,360
5.00%, 10/01/34 (Call 04/01/33)	13,000	15,213,722
5.00%, 11/01/34 (Call 11/01/28)	4,035	4,428,353
5.00%, 12/01/34 (Call 06/01/26)	2,650	2,771,237
5.00%, 12/01/34 (Call 12/01/30)	5,470	6,181,021
5.00%, 03/01/35 (Call 03/01/30)	36,960	41,255,170
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,524,102
5.00%, 04/01/35 (Call 04/01/32)	2,955	3,397,150
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,009,120
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,029,359
5.00%, 08/01/35 (Call 08/01/26)	5,070	5,319,104
5.00%, 08/01/35 (Call 08/01/27)	6,415	6,861,339
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,575,235
5.00%, 10/01/35 (Call 04/01/26)	10,160	10,598,192
5.00%, 10/01/35 (Call 04/01/33)	2,000	2,314,782
5.00%, 10/01/35	520	545,108
5.00%, 03/01/36 (Call 03/01/30)	4,745	5,260,236
5.00%, 04/01/36 (Call 04/01/29)	7,500	8,228,261
5.00%, 08/01/36 (Call 08/01/26)	6,235	6,524,992
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,360,489
5.00%, 09/01/36 (Call 09/01/26)	3,415	3,577,086
5.00%, 09/01/36 (Call 09/01/32)	3,665	4,180,272
5.00%, 10/01/36 (Call 04/01/33)	29,825	34,220,107
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,136,408
5.00%, 11/01/36 (Call 11/01/28)	3,590	3,894,423
5.00%, 11/01/36 (Call 11/01/30)	9,850	10,954,366
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,224,971
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,528,777
5.00%, 04/01/37 (Call 04/01/32)	3,005	3,393,375
5.00%, 08/01/37 (Call 08/01/28)	2,625	2,824,831
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,028,625
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,235,659
5.00%, 11/01/37 (Call 11/01/28)	5,000	5,392,374
5.00%, 11/01/37 (Call 11/01/32)	17,500	19,789,390
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,082,418
5.00%, 08/01/38 (Call 08/01/26)	6,500	6,776,980
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,554,849
5.00%, 10/01/39 (Call 10/01/29)	5,230	5,676,534
5.00%, 09/01/41 (Call 09/01/31)	43,095	47,256,852
5.00%, 04/01/42 (Call 10/01/27)	4,765	5,024,718
5.00%, 04/01/42 (Call 04/01/32)	1,690	1,855,304
5.00%, 09/01/42 (Call 09/01/32)	5,000	5,509,301
5.00%, 10/01/42 (Call 04/01/29)	5,000	5,360,903
5.00%, 11/01/42 (Call 11/01/32)	21,485	23,706,749

Security	Par (000)	Value

California (continued)
5.00%, 11/01/43 (Call 11/01/23)	$22,075	$22,121,179
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,007,647
5.00%, 10/01/44 (Call 10/01/24)	8,265	8,365,026
5.00%, 09/01/45 (Call 09/01/26)	16,275	16,903,176
5.00%, 09/01/46 (Call 09/01/26)	3,495	3,627,147
5.00%, 12/01/46 (Call 12/01/30)	3,240	3,485,350
5.00%, 04/01/47 (Call 04/01/32)	14,725	15,987,738
5.00%, 10/01/47 (Call 04/01/26)	5,075	5,231,900
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,464,616
5.00%, 09/01/52 (Call 09/01/32)	12,000	12,995,041
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,156,375
5.25%, 08/01/32 (Call 08/01/25)	3,525	3,661,415
5.25%, 10/01/39 (Call 04/01/26)	7,795	8,145,154
5.25%, 10/01/45 (Call 04/01/33)	17,105	19,158,575
5.25%, 09/01/47 (Call 09/01/32)	11,000	12,189,685
5.25%, 10/01/50 (Call 04/01/33)	5,000	5,546,765
5.50%, 02/01/25	250	258,459
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	3,396,567
Series B, 5.00%, 08/01/24	4,775	4,860,236
Series B, 5.00%, 09/01/24	6,315	6,438,363
Series B, 5.00%, 08/01/25	4,070	4,220,683
Series B, 5.00%, 09/01/26	3,510	3,712,099
Series B, 5.00%, 11/01/27	8,310	8,994,454
Series B, 5.00%, 11/01/28	6,000	6,611,221
Series B, 5.00%, 11/01/29	10,280	11,519,037
Series B, 5.00%, 11/01/31 (Call 11/01/30)	9,000	10,234,434
Series B, 5.00%, 11/01/32 (Call 11/01/30)	15,110	17,164,473
Series B, 5.00%, 11/01/35 (Call 11/01/30)	7,950	8,907,066
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,026,261
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,555,663
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,541,516
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	4,564,201
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,565,677
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	7,174,615
Series C, 5.00%, 08/01/30 (Call 08/01/26)	4,525	4,768,546
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,619,392
Series C, 5.00%, 09/01/32 (Call 09/01/25)	4,225	4,372,735
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,049,643
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	985,201
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,138,498
University of California GO, VRDN, 2.90%, 05/15/48 (Put 08/31/23)(b)	20,335	20,335,000
University of California RB
3.00%, 05/15/51 (05/15/31)	5,000	3,698,388
4.00%, 05/15/33 (Call 05/15/27)	4,500	4,624,659
4.00%, 05/15/35 (Call 05/15/27)	5,000	5,073,861
4.00%, 05/15/39 (Call 05/15/31)	1,710	1,740,433
5.00%, 05/15/31 (Call 05/15/27)	10,060	10,809,929
5.00%, 05/15/32	9,265	10,924,943
5.00%, 05/15/35 (Call 05/15/27)	2,660	2,845,453
5.00%, 05/15/36 (Call 05/15/33)	7,200	8,378,956
5.00%, 05/15/37 (Call 05/15/26)	11,340	11,833,628
5.00%, 05/15/37 (Call 05/15/33)	4,270	4,915,126
5.00%, 05/15/41 (Call 05/15/33)	36,840	41,450,408
5.00%, 05/15/42 (Call 05/15/33)	31,000	34,685,385
5.00%, 05/15/52 (Call 05/15/32)	17,335	18,803,113
Series AL 4, VRDN, 2.85%, 05/15/48 (Put 09/01/23)(b)	15,950	15,950,000

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	$10,000	$10,037,692
Series AM, 5.25%, 05/15/44 (Call 05/15/24)	10,000	10,107,530
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,165,383
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	8,879,856
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,180,483
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	13,270,467
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	10,452,516
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	19,282,186
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,232,546
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	499,741
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,223,637
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	16,894,032
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	12,011,531
Series AZ, 4.00%, 05/15/28	1,020	1,067,854
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	1,964,984
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	5,289,029
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,123,466
Series B, 4.00%, 05/15/39 (Call 05/15/31)	2,000	2,040,966
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	5,277,662
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	10,070	10,178,653
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	35,465	34,928,035
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	10,756,784
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	1,000	1,136,623
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,702,632
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,677,384
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,000	1,101,806
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	6,387,266
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	1,405	1,533,184
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	6,000	6,519,655
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	5,500	5,430,987
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	3,250	3,169,267
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	986,820
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,162,330
Series K, 4.00%, 05/15/46 (Call 05/15/26)	21,045	20,658,656
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,476,668
Series M, 5.00%, 05/15/47 (Call 05/15/27)	14,075	14,692,125
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	9,614,476
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,145,346
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,141,222
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,610	1,683,942
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	5,075	5,500,621
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	3,450	3,359,549
Series A, 4.00%, 08/01/50 (Call 08/01/25)	8,435	8,083,972
Ventura County Community College District GO, 0.00%, 08/01/28(a)	15,000	12,773,802
Walnut Valley Unified School District GO, 4.00%, 08/01/51 (08/01/32)	3,000	2,885,422
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,749,314
Westminster School District GO
0.00%, 08/01/48 (Call 08/01/39) (BAM)	8,345	5,255,949
0.00%, 08/01/52 (Call 08/01/39) (BAM)	15,000	9,453,996
William S Hart Union High School District GO, Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,198,963

		6,431,112,331

Colorado — 1.3%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	3,687,489

Security	Par (000)	Value

Colorado (continued)
Series A, 4.13%, 03/01/55 (Call 03/01/25)	$30,000	$28,018,035
Series C, 4.00%, 03/01/47 (Call 03/01/28) (ST HGR ED INTERCEPT PROG)	18,625	17,343,892
Series E-1, 5.00%, 03/01/47 (Call 03/01/25) (HERBIP)	1,000	1,023,257
Board of Water Commissioners City & County of Denver (The) RB
5.00%, 12/15/45 (Call 12/15/32)	5,770	6,276,852
5.00%, 12/15/52 (Call 12/15/32)	25,285	27,224,542
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,428,186
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	5,797,003
Series B, 5.00%, 09/15/30	5,495	6,213,684
Boulder Valley School District No Re-2 Boulder GO, 5.00%, 12/01/39 (Call 06/01/25) (SAW)	22,710	23,106,626
City & County of Denver CO Airport System Revenue RB
Series B, 5.00%, 11/15/43 (Call 10/02/23)	140	140,052
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,002,521
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,056,429
City & County of Denver CO Dedicated Excise Tax Revenue
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	9,712,765
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,023,771
City & County of Denver Co. Airport System Revenue RB
4.00%, 12/01/43 (Call 12/01/28)	5,000	4,775,291
5.00%, 11/15/25	1,055	1,093,782
5.00%, 11/15/28	500	546,498
5.00%, 11/15/47 (Call 11/15/32)	2,500	2,673,294
5.25%, 11/15/53 (Call 11/15/32)	3,000	3,242,684
Series A, 5.00%, 11/15/24	1,085	1,106,948
Series B, 4.00%, 11/15/31 (Call 10/02/23)	2,310	2,310,620
City & County of Denver Co. COP, 5.00%, 12/01/32	2,320	2,674,991
City & County of Denver Co. GO
Series A, 5.00%, 08/01/38 (Call 08/01/32)	16,200	18,138,803
Series A, 5.00%, 08/01/39 (Call 08/01/32)	7,010	7,811,348
Series B, 5.00%, 08/01/26	16,500	17,390,292
Series B, 5.00%, 08/01/29	11,000	12,249,110
Series B, 5.00%, 08/01/30	24,375	27,590,747
City & County of Denver Co. RB, Series A, 4.00%, 08/01/46 (Call 08/01/26)	10,000	9,279,551
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	24,380	25,674,629
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,056,439
Series A-1, 5.00%, 11/15/25	5,950	6,172,565
Colorado State Education Loan Program, 5.00%, 06/28/24	20,000	20,252,532
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	647,885
Denver City & County School District No. 1 GO
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,120,128
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	1,903,144
5.00%, 12/01/39 (Call 12/01/30)	4,520	4,920,740
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,075,549
Series B, 3.00%, 12/01/29 (Call 10/02/23) (SAW)	1,000	973,673
Series B, 4.00%, 12/01/27 (SAW)	5,840	6,081,110
Series B, 4.00%, 12/01/28 (SAW)	5,000	5,253,118

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
E-470 Public Highway Authority RB
0.00%, 09/01/28 (NPFGC)(a)	$2,900	$2,405,665
0.00%, 09/01/35(a)	1,000	602,858
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	14,124,673
Series A, 0.00%, 09/01/40(a)	2,745	1,224,685
Series A, 0.00%, 09/01/41(a)	3,495	1,473,786
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,612,258
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	165,000
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,121,557
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,992,699
Regional Transportation District Sales Tax Revenue RB
4.00%, 11/01/39 (Call 05/01/31)	15,500	15,242,962
5.00%, 11/01/28	7,000	7,681,409
5.00%, 11/01/29	5,000	5,560,859
Series A, 5.00%, 11/01/27	1,500	1,618,664
Series A, 5.00%, 11/01/28	1,650	1,810,618
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	2,847,773
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	10,532,342
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	1,756,426
State of Colorado COP
6.00%, 12/15/41 (Call 12/15/32)	10,000	11,698,900
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,364,966
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	954,659
University of Colorado RB
Series A-2, 4.00%, 06/01/35 (PR 06/01/28)	3,000	3,138,346
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	1,920,844

		418,922,524

Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57	7,600	7,418,343
VRDN, 3.80%, 07/01/42 (Call 08/31/23)(b)	52,800	52,800,000
Series 2015-A, VRDN, 0.38%, 07/01/35(b)	3,735	3,604,012
Series 2017 B-1, 5.00%, 07/01/29	5,000	5,580,021
Series C-1, VRDN, 5.00%, 07/01/40(b)	17,945	19,443,442
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 05/01/30 (Call 05/01/27)	1,590	1,703,460
State of Connecticut GO
4.00%, 01/15/31	1,565	1,658,912
4.00%, 01/15/36 (Call 01/15/30)	4,000	4,083,963
5.00%, 08/01/25	1,000	1,033,264
5.00%, 07/15/27	1,700	1,818,707
5.00%, 06/15/28 (Call 06/15/25)	10,000	10,285,438
5.00%, 07/15/28	2,735	2,981,865
5.00%, 11/15/28 (Call 11/15/25)	5,000	5,176,562
5.00%, 06/15/29 (Call 06/15/25)	10,000	10,289,183
5.00%, 06/15/29 (Call 06/15/28)	14,690	15,927,650
5.00%, 08/01/31	1,000	1,138,773
5.00%, 09/15/31	600	684,432
5.00%, 06/15/32 (Call 06/15/25)	2,265	2,325,957
5.00%, 08/01/32	1,000	1,151,029
5.00%, 08/01/33	1,000	1,163,918
5.00%, 04/15/35 (Call 04/15/27)	6,000	6,340,409
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	3,772,832
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	6,970	6,589,978
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	3,736,007
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	2,684,938
Series 2021 A, 3.00%, 01/15/38 (Call 01/15/31)	5,000	4,246,042
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	829,882

Security	Par (000)	Value

Connecticut (continued)
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	$5,000	$4,062,624
Series 2021 A, 4.00%, 01/15/25	3,500	3,534,853
Series 2021 A, 4.00%, 01/15/27	3,000	3,078,534
Series 2021 A, 4.00%, 01/15/29	5,000	5,238,625
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	1,658,273
Series A, 4.00%, 01/15/26	1,500	1,523,467
Series A, 4.00%, 01/15/27	3,790	3,889,214
Series A, 4.00%, 01/15/28	1,250	1,296,731
Series A, 4.00%, 01/15/31	4,270	4,526,232
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,143,104
Series A, 4.00%, 01/15/33 (Call 01/15/32)	16,155	17,036,079
Series A, 4.00%, 01/15/34 (Call 01/15/32)	1,500	1,575,806
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	5,676,282
Series A, 4.00%, 01/15/35 (Call 01/15/32)	5,205	5,417,287
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,023,002
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,778,080
Series A, 5.00%, 10/15/25 (Call 10/15/23)	3,000	3,005,205
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,162,013
Series A, 5.00%, 01/15/28	2,000	2,160,038
Series A, 5.00%, 01/15/29	4,535	4,976,619
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,502,574
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,224,686
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	1,761,743
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	7,421,574
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	245,655
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,480,194
Series B, 3.00%, 01/15/40 (Call 01/15/32)	14,250	11,578,478
Series B, 3.00%, 06/01/40 (Call 06/01/31)	5,425	4,386,688
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	27,260,653
Series B, 4.00%, 01/15/36 (Call 01/15/32)	3,000	3,079,184
Series B, 4.00%, 01/15/38 (Call 01/15/32)	12,235	12,269,149
Series B, 5.00%, 01/15/24	5,260	5,290,844
Series B, 5.00%, 05/15/24	1,700	1,720,075
Series B, 5.00%, 04/15/25	2,500	2,569,795
Series B, 5.00%, 05/15/25	1,930	1,986,760
Series B, 5.00%, 05/15/26	3,580	3,747,256
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,300	2,367,019
Series B, 5.00%, 06/01/41 (Call 06/01/31)	2,150	2,322,469
Series C, 5.00%, 07/15/24	12,225	12,404,168
Series C, 5.00%, 06/15/28	1,000	1,088,535
Series D, 5.00%, 09/15/23	4,810	4,812,210
Series D, 5.00%, 07/15/24	6,875	6,975,759
Series D, 5.00%, 09/15/24	1,000	1,017,566
Series D, 5.00%, 09/15/26	7,535	7,939,439
Series D, 5.00%, 09/15/27	625	670,840
Series E, 5.00%, 09/15/23	3,965	3,966,822
Series E, 5.00%, 10/15/23	5,655	5,665,455
Series E, 5.00%, 10/15/25	3,040	3,147,530
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	5,272,820
Series E, 5.00%, 10/15/33 (Call 10/15/26)	4,170	4,359,536
Series F, 5.00%, 09/15/23	2,335	2,336,073
Series F, 5.00%, 11/15/23	4,545	4,559,793
Series F, 5.00%, 09/15/26	1,110	1,169,579
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,156,622
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,108,508
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,065,506
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,062,089
State of Connecticut Special Tax Obligation RB, 5.00%, 09/01/24	2,340	2,377,234

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue, 5.00%, 01/01/24	$3,000	$3,015,357
State of Connecticut Special Tax Revenue RB
4.00%, 05/01/37 (Call 05/01/31)	2,350	2,379,687
4.00%, 05/01/39 (Call 05/01/30) (BAM-TCRS)	7,750	7,718,237
4.00%, 05/01/40 (Call 05/01/31)	5,000	4,924,873
5.00%, 09/01/25 (Call 09/01/24)	5,090	5,167,064
5.00%, 10/01/31 (Call 10/01/28)	14,605	15,851,475
5.00%, 01/01/34 (Call 01/01/28)	18,000	19,297,183
Series A, 4.00%, 05/01/24	6,270	6,295,577
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	1,992,879
Series A, 4.00%, 05/01/36 (Call 05/01/31)	1,245	1,272,889
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	10,019,887
Series A, 4.00%, 05/01/39 (Call 05/01/30)	8,515	8,460,554
Series A, 4.00%, 05/01/39 (Call 05/01/31)	7,500	7,449,203
Series A, 5.00%, 01/01/24	5,055	5,080,877
Series A, 5.00%, 10/01/24 (Call 10/02/23)	3,940	3,944,497
Series A, 5.00%, 05/01/25	880	903,829
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,075,701
Series A, 5.00%, 05/01/26	3,000	3,137,769
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,031,266
Series A, 5.00%, 01/01/27	8,000	8,469,214
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,050	5,209,151
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,598,161
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,030,654
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,013,756
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,199,795
Series A, 5.00%, 05/01/30	5,000	5,598,111
Series A, 5.00%, 10/01/30 (Call 10/02/23)	6,930	6,936,112
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,012,966
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	6,532,010
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,234,461
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	7,733,923
Series A, 5.00%, 10/01/32 (Call 10/02/23)	17,635	17,649,699
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	4,463,980
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,028,554
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,043,981
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	5,569,797
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	4,514,735
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	9,905,588
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	6,148,614
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,250	3,638,399
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,111,480
Series A, 5.00%, 05/01/37 (Call 05/01/30)	3,485	3,788,311
Series A, 5.00%, 05/01/38 (Call 05/01/30)	4,960	5,358,616
Series A, 5.00%, 05/01/41 (Call 05/01/31)	1,300	1,402,881
Series B, 5.00%, 10/01/25	1,500	1,551,946
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,084,649
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	5,441,271
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,611,724
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,583,663
Series D, 5.00%, 11/01/27	4,520	4,862,909
Series D, 5.00%, 11/01/28	3,525	3,862,837
Town of Greenwich CT GO
5.00%, 01/15/25	4,545	4,653,319
5.00%, 01/15/26	5,270	5,510,260

		688,976,298

Security	Par (000)	Value

Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/30	$5,000	$5,648,640
5.00%, 06/01/55 (Call 06/01/25)	14,360	14,540,831
State of Delaware
4.00%, 05/01/40 (Call 05/01/33)	13,420	13,467,246
5.00%, 07/01/24	1,000	1,013,985
State of Delaware GO
4.00%, 02/01/32 (Call 02/01/31)	9,365	9,905,021
4.00%, 05/01/42 (Call 05/01/33)	15,000	14,928,620
5.00%, 10/01/23	4,900	4,905,872
5.00%, 02/01/24	5,500	5,537,907
5.00%, 03/01/26	3,855	4,035,193
5.00%, 07/01/26 (Call 07/01/24)	6,090	6,175,171
5.00%, 02/01/27	7,470	7,965,742
5.00%, 02/01/28	6,705	7,290,887
5.00%, 03/01/28	5,465	5,950,185
5.00%, 02/01/29	2,000	2,213,123
5.00%, 03/01/29	3,000	3,324,421
5.00%, 01/01/30	2,240	2,517,005
5.00%, 05/01/30	15,955	18,027,891
5.00%, 02/01/31	2,595	2,970,369
5.00%, 03/01/31	3,820	4,378,604
5.00%, 05/01/31	17,035	19,578,474
5.00%, 03/01/33 (Call 03/01/32)	12,800	14,804,397
5.00%, 05/01/37 (Call 05/01/33)	8,690	9,863,472
5.00%, 05/01/39 (Call 05/01/33)	13,000	14,540,271
Series A, 5.00%, 03/01/24	1,040	1,048,691
Series A, 5.00%, 01/01/26	8,940	9,317,334
Series A, 5.00%, 01/01/27	1,160	1,234,829
Series A, 5.00%, 01/01/28	4,175	4,535,741
University of Delaware RB
5.00%, 11/01/45 (PR 05/01/25)	12,625	12,983,329
VRDN, 3.77%, 11/01/34 (Put 08/31/23)(b)	26,530	26,530,000
Series C, VRDN, 3.93%, 11/01/37 (Put 08/31/23)(b)	15,000	15,000,000

		264,233,251

District of Columbia — 2.1%
District of Columbia GO
4.00%, 02/01/46 (Call 02/01/31)	1,500	1,445,841
5.00%, 06/01/27	2,500	2,678,149
5.00%, 06/01/29	5,000	5,524,722
5.00%, 06/01/30	4,000	4,486,794
5.00%, 10/15/32 (Call 04/15/29)	13,490	14,792,072
5.00%, 02/01/33 (Call 02/01/31)	2,300	2,605,620
5.00%, 01/01/34 (Call 01/01/33)	1,000	1,153,622
5.00%, 01/01/35 (Call 01/01/33)	500	579,121
5.00%, 01/01/36 (Call 01/01/33)	500	572,884
5.00%, 06/01/36 (Call 06/01/27)	2,650	2,780,875
5.00%, 01/01/37 (Call 01/01/33)	1,000	1,134,151
5.00%, 01/01/38 (Call 01/01/33)	1,000	1,119,826
5.00%, 01/01/40 (Call 01/01/33)	1,000	1,107,536
5.00%, 10/15/40 (Call 04/15/29)	4,665	4,990,547
5.00%, 01/01/41 (Call 01/01/33)	1,000	1,100,448
5.00%, 02/01/41 (Call 02/01/31)	1,725	1,871,505
5.00%, 01/01/42 (Call 01/01/33)	2,000	2,188,628
5.00%, 01/01/43 (Call 01/01/33)	13,000	14,162,638
5.25%, 01/01/48 (Call 01/01/33)	17,790	19,454,801
Series A, 4.00%, 06/01/37 (Call 06/01/27)	3,060	3,068,555
Series A, 5.00%, 10/15/23	9,050	9,066,732
Series A, 5.00%, 06/01/26 (Call 06/01/25)	1,250	1,283,116
Series A, 5.00%, 10/15/27	2,000	2,158,803

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 10/15/28	$2,045	$2,247,550
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	3,860,828
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	9,685,548
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,117,170
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,011,998
Series A, 5.00%, 10/15/33 (Call 04/15/29)	5,000	5,492,616
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	2,641,721
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	3,889,535
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	5,380,151
Series A, 5.00%, 06/01/41 (Call 06/01/26)	10,920	11,225,927
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,113,276
Series A, 5.00%, 10/15/44 (Call 04/15/29)	29,090	30,587,280
Series B, 5.00%, 06/01/24	4,155	4,207,194
Series B, 5.00%, 06/01/25	2,175	2,237,730
Series B, 5.00%, 06/01/26 (Call 06/01/25)	2,000	2,052,986
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	15,167,545
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	3,761,007
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,018,394
Series D, 5.00%, 06/01/26	4,000	4,199,088
Series D, 5.00%, 06/01/27	4,060	4,349,315
Series D, 5.00%, 02/01/30	2,200	2,455,064
Series D, 5.00%, 02/01/32 (Call 02/01/31)	4,000	4,531,492
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,060,334
Series D, 5.00%, 02/01/46 (Call 02/01/31)	7,875	8,392,276
Series E, 4.00%, 02/01/37 (Call 02/01/31)	1,835	1,849,131
Series E, 5.00%, 02/01/26	15,580	16,246,682
Series E, 5.00%, 02/01/28	1,495	1,621,122
Series E, 5.00%, 02/01/35 (Call 02/01/31)	5,000	5,642,297
District of Columbia RB
4.00%, 05/01/38 (Call 05/01/30)	2,605	2,607,033
4.00%, 03/01/40 (Call 09/01/29)	4,370	4,300,486
5.00%, 12/01/26	3,585	3,801,703
5.00%, 03/01/27	5,000	5,329,234
5.00%, 12/01/27	2,015	2,180,407
5.00%, 12/01/28	2,750	3,028,796
5.00%, 12/01/29	7,000	7,824,940
5.00%, 12/01/30	8,500	9,637,405
5.00%, 10/01/31	8,000	9,180,066
5.00%, 12/01/31	15,590	17,927,360
5.00%, 12/01/32	5,000	5,799,948
5.00%, 07/01/33 (Call 07/01/32)	2,075	2,404,820
5.00%, 12/01/33 (Call 12/01/29)	6,000	6,604,378
5.00%, 12/01/34 (Call 12/01/29)	2,450	2,700,190
5.00%, 07/01/35 (Call 07/01/32)	2,125	2,433,778
5.00%, 07/01/40 (Call 07/01/32)	12,970	14,302,385
5.00%, 07/01/42 (Call 07/01/32)	5,230	5,712,906
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,012,931
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	1,922,983
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	2,866,756
Series A, 5.00%, 03/01/29	2,000	2,208,793
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	2,769,303
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,658,385
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,005	4,424,869
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,040	7,753,463
Series A, 5.00%, 03/01/35 (Call 09/01/29)	6,355	6,955,909
Series A, 5.00%, 03/01/35 (Call 03/01/30)	1,065	1,185,780
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,171,804
Series A, 5.00%, 03/01/39 (Call 03/01/30)	4,400	4,770,130
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	2,734,257
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	4,309,914

Security	Par (000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/25	$33,855	$35,075,628
Series B, 5.00%, 10/01/26	9,265	9,792,678
Series B, 5.00%, 10/01/27	11,835	12,765,063
Series B-1, 5.00%, 02/01/31 (Call 10/02/23) (NPFGC)	80	80,059
Series C, 4.00%, 05/01/45 (Call 05/01/30)	2,210	2,112,651
Series C, 5.00%, 10/01/24	3,975	4,045,335
Series C, 5.00%, 10/01/25	1,060	1,098,218
Series C, 5.00%, 10/01/26	2,270	2,399,285
Series C, 5.00%, 10/01/27	2,140	2,308,174
Series C, 5.00%, 10/01/29	5,155	5,747,012
Series C, 5.00%, 05/01/45 (Call 05/01/30)	3,270	3,485,864
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	50	50,077
Series A, 5.00%, 10/01/25	2,120	2,195,573
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,520	8,824,939
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,315	8,324,964
Series A, 5.00%, 10/01/49 (Call 04/01/28)	23,715	24,637,945
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,084,897
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	14,986,395
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,040,417
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,060	12,268,286
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
0.00%, 10/01/35(a)	13,940	8,452,024
Series A, 0.00%, 10/01/37(a)	4,000	2,018,004
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,031,306
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	4,865,990
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	4,725,034
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	4,424,396
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	2,735,415
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,025,891
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/26	3,360	3,532,358
5.00%, 07/15/35 (07/15/33)	1,100	1,244,591
5.00%, 07/15/37 (07/15/33)	1,000	1,117,986
5.00%, 07/15/40 (07/15/33)	1,500	1,648,423
5.00%, 07/15/42 (07/15/33)	5,655	6,159,973
5.00%, 07/15/43 (07/15/33)	1,000	1,087,120
5.00%, 07/15/45 (07/15/33)	1,000	1,078,617
5.00%, 07/15/48 (07/15/33)	5,000	5,336,727
5.25%, 07/15/53 (07/15/33)	4,500	4,877,911
Washington Metropolitan Area Transit Authority RB
Series A, 3.00%, 07/15/43 (Call 07/15/31)	10,000	7,789,217
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,549,482
Series A, 4.00%, 07/15/39 (Call 07/15/31)	1,000	999,734
Series A, 4.00%, 07/15/40 (Call 07/15/30)	2,000	1,978,623
Series A, 4.00%, 07/15/43 (Call 07/15/31)	12,305	11,955,390
Series A, 5.00%, 07/15/25	1,000	1,031,530
Series A, 5.00%, 07/15/27	500	535,479
Series A, 5.00%, 07/15/36 (Call 07/15/30)	11,730	12,877,405
Series A, 5.00%, 07/15/37 (Call 07/15/30)	2,765	3,012,478
Series A, 5.00%, 07/15/37 (Call 07/15/31)	2,750	3,019,677
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,159,291
Series A, 5.00%, 07/15/41 (Call 07/15/31)	2,000	2,158,759
Series A, 5.00%, 07/15/45 (Call 07/15/30)	2,000	2,119,918
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,383,312
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	1,773,494

		688,922,370

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 1.1%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	$5,225	$5,590,413
Central Florida Expressway Authority RB
2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	763,514
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	520,121
4.00%, 07/01/37 (Call 07/01/31) (AGM)	3,440	3,469,247
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,000,585
4.00%, 07/01/41 (Call 07/01/27)	2,775	2,609,303
5.00%, 07/01/26 (AGM)	455	476,452
5.00%, 07/01/27 (AGM)	10,450	11,151,552
5.00%, 07/01/28 (AGM)	1,000	1,090,855
5.00%, 07/01/30 (AGM)	1,000	1,127,089
5.00%, 07/01/32 (Call 07/01/31) (AGM)	500	570,043
5.00%, 07/01/38 (Call 07/01/27)	2,835	2,951,526
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,076,926
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,060,191
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	1,977,506
Series B, 5.00%, 07/01/26	4,000	4,183,090
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	3,656,987
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,032,040
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	2,607,675
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	2,597,753
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,049,726
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,574,700
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	1,000	964,639
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	12,684,958
Series A, 5.00%, 10/01/54 (Call 10/01/30)	4,205	4,421,895
County of Broward FL Airport System Revenue RB, Series C, 5.25%, 10/01/28 (Call 10/01/23)	5,385	5,392,409
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	13,290	13,505,588
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	6,752,516
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	4,960,566
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	1,935,203
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,056,972
Series D, 5.00%, 07/01/45 (Call 07/01/26)	8,505	8,674,315
County of Miami-Dade FL RB, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,055,664
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	1,972,739
4.00%, 07/01/48 (Call 07/01/28)	5,215	4,852,294
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,079,733
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	3,237,192
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,605,890
County of Miami-Dade FL Water & Sewer System Revenue RB
4.00%, 10/01/38 (Call 10/01/27)	18,605	18,624,321
4.00%, 10/01/39 (Call 04/01/31)	1,000	995,772
4.00%, 10/01/41 (Call 04/01/31)	1,000	981,839
4.00%, 10/01/46 (Call 04/01/31)	5,050	4,790,516
4.00%, 10/01/48 (Call 04/01/31)	2,000	1,870,160
4.00%, 10/01/51 (Call 04/01/31)	2,000	1,854,508
5.00%, 10/01/24	4,110	4,178,808
5.00%, 10/01/25	2,625	2,711,109
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,111,887
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	7,656,769

Security	Par (000)	Value

Florida (continued)
Series B, 4.00%, 10/01/37 (Call 10/01/27)	$6,500	$6,501,234
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,255,757
Series B, 4.00%, 10/01/49 (Call 10/01/29)	7,000	6,508,396
Series B, 5.00%, 10/01/27	1,000	1,072,230
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,050,967
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,048,558
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,068,050
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	6,610	6,622,030
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	1,920,352
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	5,600,598
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,606,287
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	863,323
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,002,725
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,129,736
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,468,166
Series B, 5.00%, 10/01/47 (Call 10/01/31)	2,000	2,124,390
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	7,217,793
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,002,819
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,067,741
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,033,400
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 10/02/23) (AGM)	975	975,637
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	2,838,471
Series A, 5.00%, 07/01/40 (Call 10/02/23)	2,105	2,105,446
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	978,055
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,320	1,334,653
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,029,212
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,011,965
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,008,800
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,301,092
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,053,256
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,625,818
Orlando Utilities Commission RB
Series A, 4.00%, 10/01/39 (Call 04/01/31)	4,685	4,643,311
Series A, 4.00%, 10/01/40 (Call 04/01/31)	4,000	3,945,344
Series A, 5.00%, 10/01/25	1,595	1,651,209
Palm Beach County School District, 5.25%, 08/01/38 (Call 08/01/32)	2,000	2,223,891
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	2,738,576
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,047,639
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,347,985
Series A, 4.00%, 08/01/29 (Call 10/02/23)	1,000	1,000,571
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,019,622
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,546,236
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,069,753
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,061,353
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	1,867,485
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,214,216

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 07/01/34 (Call 07/01/30)	$2,000	$2,217,379
Series C, 5.00%, 07/01/26	2,000	2,094,297
South Florida Water Management District COP
5.00%, 10/01/33 (Call 04/01/26)	1,000	1,037,538
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,165,268
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/47 (Call 07/01/32)	6,395	6,865,314
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	3,711,172
State of Florida GO
4.00%, 06/01/36 (Call 06/01/27)	13,590	13,802,685
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	7,107,791
Series B, 5.00%, 06/01/25	2,460	2,534,318
Series C, 5.00%, 06/01/24	1,200	1,214,722
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,100	1,132,537
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	6,325,558
Series B, 4.00%, 07/01/42 (Call 07/01/28)	12,725	11,944,125

		365,022,408

Georgia — 3.0%
City of Atlanta GA Airport Passenger Facility Charge RB
5.00%, 07/01/44 (Call 07/01/33)	2,000	2,160,550
Series A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,004,459
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	2,689,732
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	2,632,553
City of Atlanta GA Department of Aviation RB
4.00%, 07/01/49 (Call 07/01/29)	6,145	5,743,499
4.00%, 07/01/52 (Call 07/01/32)	3,010	2,782,982
5.00%, 07/01/33	2,250	2,595,295
5.00%, 07/01/47 (Call 07/01/32)	1,445	1,541,792
5.00%, 07/01/48 (Call 07/01/33)	1,000	1,071,290
5.00%, 07/01/53 (Call 07/01/33)	4,000	4,261,655
Series A, 5.00%, 07/01/25	1,735	1,785,699
Series A, 5.00%, 07/01/26	2,000	2,093,195
Series A, 5.00%, 07/01/28	2,000	2,162,085
Series A, 5.00%, 07/01/30	2,000	2,225,403
City of Atlanta GA GO
5.00%, 12/01/29	1,000	1,116,036
5.00%, 12/01/32	1,750	2,034,583
5.00%, 12/01/35 (Call 12/01/32)	1,750	1,995,381
5.00%, 12/01/38 (Call 12/01/32)	2,500	2,782,228
5.00%, 12/01/41 (Call 12/01/32)	2,000	2,197,142
5.00%, 12/01/42 (Call 12/01/32)	8,000	8,748,215
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	7,500	7,641,010
City of Atlanta GA Water & Wastewater Revenue RB
4.00%, 11/01/38 (Call 11/01/27)	8,000	7,932,288
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,057,518
5.00%, 11/01/31 (Call 05/01/25)	1,755	1,806,453
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,294,753
5.00%, 11/01/33 (Call 05/01/25)	11,680	12,001,988
5.00%, 11/01/34 (Call 05/01/25)	10,005	10,280,813
5.00%, 11/01/40 (Call 05/01/25)	72,330	73,709,160
5.00%, 11/01/43 (Call 05/01/25)	17,000	17,468,648
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	4,961,944
Series B, 5.00%, 11/01/47 (Call 11/01/27)	24,350	25,152,666
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,321,483

Security	Par (000)	Value

Georgia (continued)
County of Fulton GA Water & Sewerage Revenue RB
4.00%, 01/01/34 (Call 10/02/23)	$15,990	$15,990,224
4.00%, 01/01/35 (Call 10/02/23)	6,885	6,885,110
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	3,042,308
Georgia Ports Authority RB
4.00%, 07/01/39 (Call 07/01/31)	1,000	999,957
4.00%, 07/01/40 (Call 07/01/31)	1,000	991,775
4.00%, 07/01/42 (Call 07/01/31)	1,000	988,230
4.00%, 07/01/47 (Call 07/01/32)	3,125	3,014,340
4.00%, 07/01/51 (Call 07/01/31)	1,750	1,666,428
4.00%, 07/01/52 (Call 07/01/32)	3,850	3,661,496
5.00%, 07/01/26	535	561,848
5.00%, 07/01/27	905	969,129
5.00%, 07/01/29	1,500	1,664,652
5.00%, 07/01/31	1,000	1,141,103
5.00%, 07/01/33 (Call 07/01/32)	1,500	1,723,750
5.00%, 07/01/35 (Call 07/01/32)	1,000	1,135,526
5.00%, 07/01/38 (Call 07/01/32)	750	828,426
5.00%, 07/01/41 (Call 07/01/32)	2,250	2,454,496
5.00%, 07/01/42 (Call 07/01/32)	5,865	6,369,775
5.00%, 07/01/47 (Call 07/01/32)	12,500	13,433,145
5.25%, 07/01/52 (Call 07/01/32)	6,750	7,336,289
Georgia State Road & Tollway Authority RB
4.00%, 07/15/41 (Call 07/15/31)	5,000	4,994,578
5.00%, 06/01/26	1,325	1,389,880
5.00%, 06/01/27	2,200	2,351,943
5.00%, 06/01/29	2,910	3,223,479
5.00%, 06/01/31 (Call 06/01/30)	2,500	2,806,755
5.00%, 06/01/32 (Call 06/01/30)	6,105	6,834,048
Series A, 4.00%, 07/15/42 (Call 07/15/31)	18,100	18,004,562
Series A, 4.00%, 07/15/46 (Call 07/15/31)	7,170	7,029,562
Gwinnett County School District GO
4.00%, 02/01/37 (Call 02/01/31)	2,000	2,054,649
5.00%, 08/01/25	6,000	6,196,213
5.00%, 02/01/31 (Call 08/01/25)	5,580	5,758,702
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,149,754
5.00%, 02/01/38 (Call 02/01/29)	17,010	18,303,876
5.00%, 02/01/39 (Call 02/01/29)	6,165	6,613,522
5.00%, 02/01/40 (Call 02/01/29)	5,800	6,204,975
Series B, 5.00%, 08/01/26	25,000	26,363,188
Henry County School District
1.88%, 08/01/34 (Call 08/01/31)	18,330	14,569,428
1.88%, 08/01/35 (Call 08/01/31)	18,880	14,503,625
1.88%, 08/01/36 (Call 08/01/31)	19,305	14,301,569
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	2,171,209
Series A, 4.00%, 07/01/24	1,010	1,016,087
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	8,269,755
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	5,259,460
Series B, 5.00%, 07/01/35 (Call 07/01/26)	7,750	8,088,660
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	1,787,497
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,231,262
Series E-1, 3.00%, 07/01/39 (Call 01/01/32)	2,500	2,155,392
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	1,871,711
4.00%, 01/01/49 (Call 07/01/28)	3,250	2,908,761
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,030,448
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,512,010
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	449,382

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 01/01/28 (Call 07/01/26)	$2,000	$2,066,279
Series A, 5.00%, 01/01/34 (Call 01/01/32)	1,575	1,739,004
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	8,190,679
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	5,036,522
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	996,523
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	3,423,743
Private Colleges & Universities Authority RB
5.00%, 09/01/29	1,500	1,670,888
5.00%, 09/01/48 (Call 09/01/29)	2,500	2,625,189
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,415	2,362,408
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	6,627,223
Series B, 4.00%, 10/01/38 (Call 10/01/26)	4,000	4,025,136
Series B, 4.00%, 09/01/39 (Call 09/01/30)	1,500	1,521,003
Series B, 5.00%, 09/01/25	23,710	24,535,596
State of Georgia GO
4.00%, 07/01/24	10,090	10,149,996
4.00%, 07/01/40 (Call 07/01/32)	10,000	10,172,631
4.00%, 07/01/42 (Call 07/01/32)	10,000	10,103,470
5.00%, 07/01/25	1,890	1,949,968
5.00%, 07/01/26	7,880	8,292,890
5.00%, 07/01/27	5,000	5,369,264
5.00%, 07/01/29 (Call 07/01/28)	5,000	5,470,454
5.00%, 07/01/30	11,660	13,188,048
5.00%, 07/01/31	15,720	18,068,304
5.00%, 07/01/32	6,000	6,990,328
5.00%, 07/01/32 (Call 07/01/28)	22,925	24,937,638
5.00%, 01/01/33	8,545	10,013,398
5.00%, 07/01/37 (Call 07/01/33)	17,340	19,742,067
Series A, 4.00%, 07/01/34 (Call 07/01/31)	2,000	2,120,441
Series A, 4.00%, 08/01/34 (Call 08/01/30)	1,720	1,812,310
Series A, 4.00%, 07/01/35 (Call 07/01/28)	10,300	10,548,243
Series A, 4.00%, 07/01/37 (Call 07/01/31)	11,810	12,174,664
Series A, 4.00%, 07/01/38 (Call 07/01/31)	7,500	7,679,475
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,455	3,522,351
Series A, 5.00%, 08/01/25	10,050	10,384,307
Series A, 5.00%, 07/01/26	23,835	25,083,887
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,145	1,196,727
Series A, 5.00%, 07/01/27	26,890	28,875,902
Series A, 5.00%, 08/01/27	1,945	2,092,303
Series A, 5.00%, 07/01/28	5,165	5,656,152
Series A, 5.00%, 08/01/28	2,000	2,193,857
Series A, 5.00%, 07/01/29	1,500	1,669,747
Series A, 5.00%, 08/01/29	10,000	11,147,048
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,076,539
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	7,392,336
Series A, 5.00%, 07/01/31	1,570	1,804,532
Series A, 5.00%, 07/01/31 (Call 07/01/29)	5,080	5,651,855
Series A, 5.00%, 08/01/31 (Call 08/01/30)	2,690	3,049,485
Series A, 5.00%, 07/01/32 (Call 07/01/31)	3,455	3,967,574
Series A, 5.00%, 08/01/32 (Call 08/01/30)	13,000	14,722,937
Series A, 5.00%, 07/01/33 (Call 07/01/31)	5,000	5,734,626
Series A-1, 5.00%, 02/01/24	2,700	2,718,828
Series A-1, 5.00%, 02/01/26	1,015	1,059,152
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	8,901,640
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,014,124
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	12,155,096
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	5,317,888
Series C, 5.00%, 07/01/26	2,000	2,104,794
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	5,901,520
Series E, 5.00%, 12/01/23	5,140	5,160,864

Security	Par (000)	Value

Georgia (continued)
Series E, 5.00%, 12/01/24	$13,370	$13,654,063
Series E, 5.00%, 12/01/25	5,775	6,006,166
Series E, 5.00%, 12/01/26	16,470	17,481,260
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,300	1,379,388
Series F, 5.00%, 01/01/25	2,410	2,464,779
Series F, 5.00%, 07/01/25	2,715	2,801,145
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,805	2,981,969

		974,445,070

Hawaii — 0.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/39 (Call 07/01/29)	6,545	6,986,901
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,270,507
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	4,319,659
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	8,625,549
Series A, 4.13%, 07/01/47 (Call 07/01/32)	2,000	1,915,448
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,000	1,030,474
Series A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	3,786,993
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	4,366,839
Series A, 5.00%, 07/01/47 (Call 07/01/32)	6,100	6,558,010
Series A, 5.00%, 07/01/51 (Call 07/01/32)	7,500	8,016,124
Series A, 5.25%, 07/01/51 (Call 07/01/32)	2,500	2,717,986
City & County of Honolulu HI
5.00%, 07/01/28	3,055	3,325,396
5.00%, 11/01/28	2,930	3,207,878
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,256,267
Series B, 5.00%, 03/01/25	1,000	1,024,281
Series B, 5.00%, 03/01/28	2,120	2,293,356
Series B, 5.00%, 03/01/30	1,500	1,672,369
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	2,806,100
Series C, 5.00%, 10/01/30	5,000	5,623,833
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/35 (Call 07/01/24)	4,000	4,022,165
State of Hawaii Airports System Revenue RB
4.00%, 07/01/39 (Call 07/01/30)	7,395	7,317,710
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,041,580
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	1,981,140
State of Hawaii GO
5.00%, 08/01/28 (Call 08/01/24)	2,865	2,906,623
5.00%, 01/01/37 (Call 01/01/29)	2,000	2,153,006
Series EO, 5.00%, 08/01/24	6,010	6,097,314
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,030,043
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,500	2,537,010
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,014,359
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	1,921,916
Series EP, 5.00%, 08/01/24	10,735	10,890,959
Series EY, 5.00%, 10/01/23	1,060	1,061,208
Series EY, 5.00%, 10/01/24	10,100	10,274,435
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,068,042
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	7,824,922
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,630	6,633,598
Series FH, 5.00%, 10/01/26	3,975	4,190,635
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,725	4,984,967
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	3,636,708
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,015,864
Series FK, 5.00%, 05/01/26	1,310	1,370,499
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,450,636
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,069,000
Series FT, 5.00%, 01/01/24	3,570	3,588,506

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series FT, 5.00%, 01/01/26	$3,410	$3,543,822
Series FT, 5.00%, 01/01/28	1,000	1,080,485
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,236,586
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,237,596
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,154,140
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	5,190,439
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,176,407
State of Hawaii State Highway Fund RB, 5.00%,
01/01/41 (Call 01/01/31)	4,000	4,328,539

		196,834,829

Idaho — 0.0%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,030	1,077,368
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,089,617

		3,166,985

Illinois — 4.1%
Chicago Board of Education Dedicated Capital Improvement Tax RB, 5.75%, 04/01/34 (Call 04/01/27)	1,670	1,777,445
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	1,916,364
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,005,873
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,273,865
Chicago O’Hare International Airport RB
4.00%, 01/01/42 (Call 01/01/32)	2,000	1,921,930
4.00%, 01/01/53 (Call 01/01/29) (AGM)	9,450	8,569,441
5.00%, 01/01/34 (Call 01/01/27)	3,000	3,144,295
5.00%, 01/01/40 (Call 01/01/32)	15,045	16,091,908
5.75%, 01/01/43 (Call 09/28/23)	1,000	1,001,302
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,071,242
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	8,812,792
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	10,896,393
Series B, 4.00%, 01/01/44 (Call 01/01/29)	7,000	6,650,634
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,539,940
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	10,159,313
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,110	6,204,300
Series B, 5.00%, 01/01/32 (Call 01/01/25)	15,000	15,225,522
Series B, 5.00%, 01/01/33 (Call 01/01/25)	9,085	9,219,813
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,192,140
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	14,662,721
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,426,387
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,117,589
Series B, 5.00%, 01/01/39 (Call 01/01/27)	7,500	7,695,517
Series B, 5.00%, 01/01/41 (Call 01/01/26)	4,075	4,136,415
Series B, 5.00%, 01/01/48 (Call 01/01/29)	32,500	33,507,945
Series B, 5.00%, 01/01/53 (Call 01/01/29)	9,875	10,133,782
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	475,002
Series C, 5.00%, 01/01/34 (Call 01/01/26)	1,300	1,340,615
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,002,554
Series D, 5.00%, 01/01/47 (Call 01/01/27)	8,380	8,510,740
Series D, 5.00%, 01/01/52 (Call 01/01/27)	20,915	21,157,386
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,029,371
Series E, 5.00%, 01/01/24	3,300	3,314,761
Series E, 5.00%, 01/01/27	2,000	2,111,477
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	780	827,866

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	$1,000	$1,003,037
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,519,151
City of Chicago IL GO
5.50%, 01/01/39 (Call 01/01/32)	2,850	3,073,673
Series A, 4.00%, 01/01/35 (Call 01/01/31)	6,500	6,354,869
Series A, 5.00%, 01/01/29	3,000	3,159,567
Series A, 5.00%, 01/01/33 (Call 01/01/31)	10,000	10,628,576
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,523,163
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,169,311
City of Chicago IL Wastewater Transmission Revenue RB, 5.00%, 01/01/39 (Call 01/01/24)	2,000	2,001,960
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,074,963
County of Will IL GO
5.00%, 11/15/41 (PR 11/15/25)	13,050	13,508,368
5.00%, 11/15/45 (PR 11/15/25)	18,000	18,632,232
Illinois Finance Authority RB
4.00%, 01/01/25	3,310	3,340,187
4.00%, 01/01/32 (Call 01/01/31)	7,800	8,180,415
4.00%, 07/01/37 (Call 01/01/31)	8,345	8,376,712
4.00%, 07/01/38 (Call 01/01/31)	3,000	2,976,484
5.00%, 07/01/34 (Call 07/01/29)	2,575	2,828,548
5.00%, 07/01/34 (Call 01/01/31)	1,750	1,961,696
5.00%, 07/01/35 (Call 01/01/31)	4,950	5,505,471
5.00%, 07/01/36 (Call 01/01/27)	6,030	6,338,806
5.00%, 07/01/36 (Call 01/01/31)	15,000	16,557,162
5.00%, 07/01/37 (Call 07/01/29)	13,415	14,433,799
5.00%, 10/01/48 (Call 10/01/27)	2,000	2,048,627
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	9,821,239
Series A, 5.00%, 10/01/32	4,000	4,620,086
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,020,984
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,034,970
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,385,027
5.00%, 01/01/26	1,245	1,292,726
5.00%, 01/01/27	6,320	6,676,353
5.00%, 01/01/28	6,000	6,442,600
5.00%, 01/01/29	11,065	12,044,189
5.00%, 01/01/30	3,000	3,317,941
5.00%, 01/01/31 (Call 01/01/29)	1,500	1,632,416
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,211,382
5.00%, 01/01/34 (Call 01/01/24)	10,000	10,042,169
5.00%, 01/01/35 (Call 01/01/24)	11,700	11,746,417
5.00%, 01/01/36 (Call 01/01/24)	52,000	52,143,879
5.00%, 01/01/37 (Call 01/01/25)	35,000	35,519,036
5.00%, 01/01/39 (Call 01/01/24)	52,750	52,901,662
5.00%, 01/01/41 (Call 07/01/33)	4,250	4,589,218
5.25%, 01/01/43 (Call 07/01/33)	1,235	1,356,630
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,118,074
Series A, 4.00%, 01/01/42 (Call 01/01/32)	11,825	11,408,399
Series A, 4.00%, 01/01/44 (Call 07/01/29)	5,500	5,228,940
Series A, 5.00%, 01/01/25	7,900	8,069,257
Series A, 5.00%, 01/01/27	4,000	4,225,540
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,267,086
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,144,104
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,095,591
Series A, 5.00%, 01/01/38 (Call 10/02/23)	1,000	1,000,544
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,024,188
Series A, 5.00%, 01/01/41 (Call 01/01/32)	9,760	10,460,293

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series A, 5.00%, 01/01/42 (Call 01/01/28)	$28,500	$29,567,108
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	8,739,905
Series A, 5.00%, 01/01/45 (Call 01/01/31)	5,000	5,268,793
Series B, 5.00%, 01/01/25	5,070	5,178,624
Series B, 5.00%, 01/01/26	2,500	2,595,836
Series B, 5.00%, 01/01/27	2,130	2,250,100
Series B, 5.00%, 01/01/29	2,000	2,176,989
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,658,537
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,022,870
Series B, 5.00%, 01/01/37 (Call 01/01/24)	32,550	32,628,423
Series B, 5.00%, 01/01/37 (Call 01/01/26)	11,500	11,796,976
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	9,830,723
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	7,600,511
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,026,248
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	97,387
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,793,944
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	863,708
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,342,833
Series A, 5.00%, 12/01/44 (PR 12/01/24)	25,165	25,653,498
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,631,666
Series B, 5.25%, 12/01/34	2,500	3,004,304
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.25%, 12/01/32	1,340	1,578,868
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	964,157
Series A, 5.00%, 01/01/25	770	783,693
Series A, 5.00%, 01/01/30	7,500	8,155,784
Series A, 5.00%, 01/01/32	5,000	5,545,230
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,063,083
State of Illinois GO
5.00%, 02/01/24	15,070	15,142,240
5.00%, 04/01/24	3,545	3,569,313
5.00%, 05/01/24	11,880	11,973,768
5.00%, 02/01/25	5,000	5,085,178
5.00%, 02/01/26	5,000	5,147,287
5.00%, 02/01/26 (Call 02/01/24)	2,400	2,407,397
5.00%, 02/01/27	12,000	12,509,754
5.00%, 02/01/28 (Call 02/01/27)	4,500	4,688,036
5.00%, 05/01/28 (Call 05/01/24)	4,080	4,100,305
5.00%, 05/01/29	5,000	5,360,895
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,909,077
5.00%, 10/01/29	5,000	5,385,702
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,506,513
5.00%, 10/01/32	10,000	11,025,212
5.00%, 07/01/33 (Call 07/01/32)	9,465	10,368,526
5.00%, 05/01/34 (Call 05/01/32)	15,000	16,292,809
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,002,098
5.00%, 05/01/36 (Call 05/01/32)	2,900	3,092,716
5.00%, 05/01/37 (Call 05/01/32)	3,500	3,702,283
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,285,916
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,500,279
5.25%, 02/01/32 (Call 02/01/24)	7,650	7,678,430
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,009,939
5.25%, 10/01/37 (Call 10/01/32)	5,000	5,383,298
5.25%, 05/01/38 (Call 05/01/32)	2,000	2,133,504
5.25%, 05/01/39 (Call 05/01/32)	2,500	2,656,295
5.25%, 05/01/40 (Call 05/01/32)	3,190	3,377,471

Security	Par (000)	Value

Illinois (continued)
5.25%, 05/01/42 (Call 05/01/32)	$4,000	$4,210,945
5.25%, 10/01/46 (Call 10/01/32)	5,000	5,237,648
5.25%, 10/01/47 (Call 10/01/32)	3,000	3,137,146
5.50%, 05/01/24	2,500	2,527,740
5.50%, 05/01/30	2,000	2,199,443
5.50%, 05/01/39 (Call 05/01/30)	7,075	7,594,398
5.50%, 05/01/47 (Call 05/01/32)	10,550	11,316,869
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,359,331
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,502,993
Series A, 4.00%, 03/01/38 (Call 03/01/31)	2,000	1,922,032
Series A, 4.00%, 03/01/41 (Call 03/01/31)	4,750	4,436,054
Series A, 5.00%, 10/01/23	5,510	5,514,350
Series A, 5.00%, 03/01/25	2,120	2,158,329
Series A, 5.00%, 10/01/26	4,750	4,931,164
Series A, 5.00%, 11/01/26	5,000	5,196,010
Series A, 5.00%, 03/01/27	2,640	2,755,109
Series A, 5.00%, 12/01/27	9,600	10,112,747
Series A, 5.00%, 03/01/28	1,425	1,505,840
Series A, 5.00%, 03/01/31	1,500	1,638,998
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,100,561
Series A, 5.00%, 12/01/32 (Call 12/01/27)	3,830	4,011,625
Series A, 5.00%, 03/01/33 (Call 03/01/31)	2,500	2,710,657
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,307,510
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	2,752,929
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,603,901
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,184,062
Series A, 5.00%, 12/01/38 (Call 12/01/27)	3,740	3,820,787
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,038,312
Series A, 5.00%, 03/01/46 (Call 03/01/31)	24,235	24,862,582
Series A, 5.25%, 03/01/37 (Call 03/01/32)	1,665	1,793,942
Series A, 5.50%, 03/01/42 (Call 03/01/32)	3,000	3,243,227
Series A, 5.50%, 03/01/47 (Call 03/01/32)	2,000	2,143,777
Series B, 4.00%, 12/01/39 (Call 12/01/31)	2,000	1,886,256
Series B, 5.00%, 03/01/24	3,000	3,017,654
Series B, 5.00%, 03/01/26	6,190	6,379,181
Series B, 5.00%, 03/01/28	3,450	3,645,717
Series B, 5.00%, 10/01/28	2,000	2,128,695
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	4,362,868
Series B, 5.00%, 03/01/30	4,000	4,328,391
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,190,364
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,156,623
Series B, 5.00%, 03/01/31	3,000	3,277,995
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,119,062
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,167,901
Series B, 5.00%, 03/01/33 (Call 03/01/32)	2,000	2,187,727
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,428,935
Series B, 5.00%, 03/01/34 (Call 03/01/32)	5,000	5,429,519
Series C, 4.00%, 03/01/24	6,160	6,166,692
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,384,697
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	4,683,904
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	16,851,303
Series C, 5.00%, 11/01/29 (Call 11/01/27)	19,495	20,481,749
Series D, 5.00%, 11/01/23	31,430	31,484,550
Series D, 5.00%, 11/01/24	10,450	10,596,106
Series D, 5.00%, 11/01/25	22,485	23,075,000
Series D, 5.00%, 11/01/26	16,070	16,699,978
Series D, 5.00%, 11/01/27	30,280	31,864,628
Series D, 5.00%, 11/01/28 (Call 11/01/27)	10,405	10,934,262
State of Illinois RB, 5.00%, 06/15/26 (Call 10/02/23)	1,500	1,501,316

		1,359,538,487

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.6%
City of Indianapolis Department of Public Utilities Water
System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	$4,180	$4,508,434
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,068,712
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	14,350,726
Indiana Finance Authority RB
3.00%, 10/01/41 (Call 10/01/31)	5,000	4,042,806
4.00%, 02/01/39 (Call 02/01/31)	7,000	6,986,648
4.00%, 02/01/40 (Call 02/01/31)	3,000	2,964,921
5.00%, 02/01/31	10,000	11,317,986
5.00%, 08/01/36 (Call 08/01/26)	8,935	9,396,753
Series 1, 4.00%, 10/01/39 (Call 10/01/31)	4,200	4,128,570
Series 1, 5.00%, 10/01/29	1,000	1,103,135
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,600	2,905,825
Series A, 4.00%, 10/01/42 (Call 10/02/23)	2,500	2,390,466
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,128,656
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	3,529,763
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	8,228,079
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	10,172,708
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,053,867
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,017,271
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	7,547,103
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,027,263
Series B, 5.00%, 02/01/24	6,500	6,545,326
Series B, 5.00%, 02/01/25	4,915	5,034,091
Series B, 5.00%, 02/01/34 (Call 02/01/31)	3,000	3,388,681
Series B, 5.00%, 02/01/41 (Call 02/01/31)	2,555	2,761,675
Series C, 5.00%, 12/01/23	1,570	1,576,146
Series C, 5.00%, 12/01/24	5,070	5,175,236
Series C, 5.00%, 12/01/25	7,890	8,172,913
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,185	7,593,672
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	1,949,640
Series C, 5.00%, 06/01/29	3,120	3,438,777
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	3,487,563
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	18,345	18,686,566
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,111,922
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	6,227,699
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	10,296,741

		189,316,340

Iowa — 0.1%
City of West Des Moines IA GO, 2.00%, 06/01/36 (06/01/29)	1,170	902,850
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	3,195	3,435,304
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,150,148
5.00%, 08/01/31 (Call 08/01/27)	3,415	3,672,206
5.00%, 08/01/39 (Call 08/01/32)	5,000	5,507,218
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,088,070
5.00%, 08/01/47 (Call 08/01/32)	2,500	2,706,066
5.00%, 08/01/52 (Call 08/01/32)	3,715	3,997,646
Series A, 5.00%, 08/01/37 (Call 08/01/30)	8,565	9,365,765
Series A, 5.00%, 08/01/38 (Call 08/01/30)	2,665	2,898,251
Series A, 5.00%, 08/01/40 (Call 08/01/31)	3,000	3,270,911
Series A, 5.00%, 08/01/49 (Call 08/01/30)	1,525	1,629,887
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,043,812

		42,668,134

Security	Par (000)	Value

Kansas — 0.2%
Johnson County Unified School District No. 512 Shawnee Mission GO 5.00%, 10/01/33 (Call 10/01/25)	$5,000	$5,170,106
Series A, 4.00%, 10/01/23	3,100	3,101,512
Kansas Development Finance Authority RB, 5.00%, 05/01/31 (Call 05/01/29)	5,465	6,024,210
Seward County Unified School District No. 480 Liberal GO
Series B, 4.00%, 09/01/32 (PR 09/01/25)	3,895	3,947,117
Series B, 4.00%, 09/01/33 (PR 09/01/25)	4,080	4,134,592
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,025	5,185,256
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,098,599
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,032,866
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,375,560
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,090,421
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,053,298
5.00%, 09/01/35 (Call 09/01/27)	3,380	3,580,639
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,040	2,072,060
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,014,935
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,115,571
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	8,859,045

		56,855,787

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,010	1,024,986
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,650	1,653,504

		2,678,490

Louisiana — 0.6%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,011,829
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,020,023
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	2,816,148
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,047,906
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series 2014-A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,013,380
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,520,508
State of Louisiana Gasoline & Fuels Tax Revenue RB 4.00%, 05/01/41 (PR 05/01/25)	10,000	10,091,738
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,017,151
Series A, 5.00%, 05/01/41 (Call 05/01/25)	8,500	8,713,584
Series B, 4.00%, 05/01/39 (Call 05/01/32)	5,830	5,834,620
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,010,501
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,075,882
State of Louisiana GO
5.00%, 03/01/35 (Call 03/01/29)	8,000	8,761,869
5.00%, 04/01/35 (Call 04/01/33)	4,165	4,798,658
5.00%, 04/01/40 (Call 04/01/33)	15,390	16,914,930
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,115,273
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,024,992
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,007,498
Series A, 4.00%, 04/01/39 (Call 04/01/32)	7,500	7,514,360

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series A, 4.00%, 04/01/40 (Call 04/01/32)	$10,000	$9,916,429
Series A, 4.00%, 04/01/41 (Call 04/01/32)	4,445	4,369,212
Series A, 4.00%, 04/01/42 (Call 04/01/32)	15,065	14,557,181
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,006,488
Series A, 5.00%, 03/01/31 (Call 03/01/29)	10,870	11,942,307
Series A, 5.00%, 03/01/32 (Call 03/01/31)	7,875	8,917,517
Series A, 5.00%, 03/01/40 (Call 03/01/31)	5,000	5,403,425
Series B, 5.00%, 08/01/25	8,595	8,850,359
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,125	3,286,712
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	2,995,861
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,025	2,054,761
Series C, 5.00%, 08/01/26 (Call 08/01/24)	5,000	5,074,153
Series D, 5.00%, 09/01/24	3,075	3,123,929
State of Louisiana RB
5.00%, 09/01/23	5,105	5,105,000
5.00%, 09/01/34 (Call 09/01/33)	5,000	5,661,845

		184,576,029

Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	952,278
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,223,389
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,038,003

		4,213,670

Maryland — 2.7%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	6,344,430
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	1,907,842
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,005,281
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,077,925
County of Anne Arundel MD
3.00%, 10/01/39 (Call 10/01/30)	8,520	7,301,948
3.00%, 10/01/40 (Call 10/01/30)	8,520	7,194,889
County of Anne Arundel MD GOL
4.00%, 10/01/51 (Call 04/01/32)	15,460	14,865,025
5.00%, 10/01/23	3,110	3,113,704
5.00%, 10/01/25	2,225	2,306,128
5.00%, 10/01/26	5,275	5,578,610
5.00%, 04/01/28	6,575	7,167,595
5.00%, 10/01/28	4,690	5,162,833
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,069,304
County of Baltimore MD GO
4.00%, 03/01/37 (Call 03/01/29)	4,575	4,624,940
5.00%, 03/01/43 (Call 03/01/33)	8,350	9,159,130
County of Frederick MD GO, 3.40%, 08/01/37 (Call 08/01/28)	7,000	6,563,614
County of Howard MD GO, 5.00%, 02/15/27	1,120	1,193,437
County of Montgomery MD GO
4.00%, 08/01/24	5,000	5,031,109
4.00%, 12/01/30 (Call 12/01/24)	10,000	10,009,812
4.00%, 11/01/33 (Call 11/01/24)	14,630	14,746,589
5.00%, 11/01/23	1,450	1,453,536
5.00%, 08/01/31	6,440	7,402,070
Series A, 4.00%, 08/01/32 (Call 08/01/31)	12,445	13,314,682
Series A, 4.00%, 12/01/33 (Call 12/01/24)	5,125	5,128,441
Series A, 5.00%, 11/01/24	3,125	3,185,027
Series A, 5.00%, 11/01/26	5,430	5,752,046
Series A, 5.00%, 11/01/28 (Call 11/01/24)	525	535,085
Series B, 4.00%, 11/01/28	5,545	5,826,835
Series B, 5.00%, 11/01/24	2,415	2,461,389

Security	Par (000)	Value

Maryland (continued)
Series B, 5.00%, 11/01/25 (Call 11/01/24)	$3,945	$4,013,297
Series C, 5.00%, 10/01/25	6,365	6,597,080
Series C, 5.00%, 10/01/26	5,250	5,552,171
Series C, 5.00%, 10/01/27	1,500	1,619,075
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,267,968
County of Prince George’s MD GOL
5.00%, 07/01/26	3,490	3,671,899
5.00%, 08/01/30	10,115	11,456,223
5.00%, 08/01/31	12,455	14,334,658
5.00%, 07/01/32	15,785	18,390,388
5.00%, 08/01/32	14,705	17,150,453
5.00%, 08/01/34 (08/01/33)	9,385	11,036,250
5.00%, 08/01/35 (08/01/33)	8,055	9,370,833
Series A, 5.00%, 07/15/27	1,530	1,644,343
Series A, 5.00%, 07/01/28	15,580	17,068,893
Series A, 5.00%, 07/15/28	7,235	7,932,656
Series A, 5.00%, 07/01/29	12,150	13,531,840
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,182,052
Series A, 5.00%, 07/15/31 (Call 07/15/28)	11,000	12,001,186
Series A, 5.00%, 07/01/33 (Call 07/01/32)	9,200	10,703,717
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	38,750	40,549,659
Maryland State Transportation Authority RB
4.00%, 07/01/50 (Call 07/01/30)	16,000	15,211,219
5.00%, 07/01/26	8,535	8,970,394
State of Maryland Department of Transportation RB
3.00%, 10/01/34 (Call 10/01/27)	4,180	3,933,261
4.00%, 11/01/25 (Call 11/01/24)	3,025	3,038,299
5.00%, 11/01/23	2,005	2,010,048
5.00%, 09/01/24	1,275	1,295,911
5.00%, 11/01/24	4,505	4,591,535
5.00%, 09/01/25	6,155	6,363,307
5.00%, 09/01/26	10,960	11,555,705
5.00%, 12/01/26	2,000	2,118,991
5.00%, 09/01/27	7,030	7,562,033
5.00%, 10/01/27	1,000	1,077,391
5.00%, 10/01/27 (Call 10/01/26)	5,005	5,293,906
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,276,930
5.00%, 10/01/28 (Call 10/01/27)	7,000	7,543,718
5.00%, 10/01/29 (Call 10/01/26)	1,800	1,902,596
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,071,628
5.00%, 10/01/34 (Call 10/01/30)	2,090	2,352,377
Series A, 5.00%, 10/01/27	3,015	3,248,333
Series A, 5.00%, 10/01/29	10,000	11,136,650
Series B, 5.00%, 12/01/23	4,995	5,014,432
State of Maryland GO
4.00%, 06/01/29 (Call 06/01/24)	6,130	6,132,568
4.00%, 08/01/29	4,500	4,760,826
4.00%, 03/15/30 (Call 03/15/27)	5,000	5,151,793
5.00%, 08/01/27	7,000	7,527,460
5.00%, 03/01/28	8,800	9,573,532
5.00%, 03/15/30	12,160	13,672,542
5.00%, 06/01/30	17,820	20,104,615
5.00%, 03/15/33	26,735	31,390,368
5.00%, 06/01/33 (Call 06/01/32)	6,000	6,967,772
5.00%, 06/01/35 (Call 06/01/32)	10,000	11,468,712
5.00%, 08/01/35 (Call 08/01/30)	6,505	7,270,345
5.00%, 06/01/36 (Call 06/01/32)	8,960	10,156,477
5.00%, 06/01/37 (Call 06/01/32)	1,875	2,104,223

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 03/15/38 (Call 03/15/33)	$40,505	$45,443,410
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,279,893
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,243,624
First Series, 5.00%, 03/15/27	4,080	4,353,499
First Series, 5.00%, 03/15/28	4,770	5,193,284
First Series, 5.00%, 03/15/29	5,000	5,533,522
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	3,311,623
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	5,518,468
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,138,570
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	2,905	3,173,139
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,637,747
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	5,000	5,236,655
Second Series A, 5.00%, 08/01/28	7,655	8,396,986
Second Series A, 5.00%, 08/01/29	4,500	5,011,000
Second Series A, 5.00%, 08/01/31 (Call 08/01/29)	5,500	6,108,826
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	4,644,975
Series A, 4.00%, 08/01/27 (Call 09/21/23)	2,000	2,000,086
Series A, 4.00%, 08/01/29 (Call 09/21/23)	2,000	1,999,995
Series A, 4.00%, 08/01/36 (Call 08/01/31)	13,000	13,438,997
Series A, 5.00%, 03/15/25	6,740	6,919,225
Series A, 5.00%, 03/15/26	6,050	6,328,884
Series A, 5.00%, 03/01/27	10,000	10,661,886
Series A, 5.00%, 03/15/27	1,350	1,440,496
Series A, 5.00%, 03/15/28	1,170	1,273,824
Series A, 5.00%, 08/01/28	7,500	8,226,962
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,377,822
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	8,404,622
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,197,321
Series A, 5.00%, 03/15/30	1,185	1,332,398
Series A, 5.00%, 08/01/30 (Call 08/01/29)	5,215	5,787,642
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,254,941
Series A, 5.00%, 08/01/31	3,000	3,448,169
Series A, 5.00%, 08/01/34 (Call 08/01/31)	7,000	8,010,741
Series A, 5.00%, 03/01/36 (Call 03/01/31)	1,760	1,969,802
Series B, 4.00%, 08/01/25	3,970	4,033,662
Series B, 5.00%, 08/01/25	1,225	1,267,128
Series B, 5.00%, 08/01/26	4,730	4,986,566
Series C, 3.00%, 08/01/26	6,500	6,450,083
Series C, 4.00%, 03/01/28	5,000	5,215,467
Series C, 4.00%, 03/01/29	4,210	4,437,466
Series C, 5.00%, 03/01/25	4,630	4,749,890
Washington Suburban Sanitary Commission RB
4.00%, 06/01/49 (Call 06/01/33) (GTD)	3,300	3,188,124
5.00%, 06/01/30 (GTD)	8,160	9,216,816
VRDN, VRDN, 3.95%, 06/01/24 (08/31/23) (GTD)(b)	30,000	30,000,000

		897,252,030

Massachusetts — 4.5%
City of Boston MA GO
5.00%, 11/01/41 (Call 11/01/32)	14,085	15,624,412
Series A, 5.00%, 11/01/25	8,000	8,327,048
Series A, 5.00%, 11/01/28	10,000	11,064,181
Series A, 5.00%, 11/01/32	5,000	5,890,347
Series A, 5.00%, 11/01/35 (Call 11/01/32)	4,565	5,279,227
Series A, 5.00%, 11/01/38 (Call 11/01/32)	8,920	10,045,603
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	6,412,112
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,054,617
Commonwealth of Massachusetts GO
5.00%, 10/01/31	10,000	11,529,429

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 10/01/52 (Call 10/01/32)	$29,280	$31,173,013
Series A, 5.00%, 01/01/25	4,500	4,602,284
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 10/02/23)	2,000	2,000,079
4.00%, 05/01/38 (Call 10/02/23)	1,500	1,495,811
4.00%, 05/01/39 (Call 10/02/23)	2,000	1,976,980
4.00%, 05/01/40 (Call 10/02/23)	1,460	1,441,119
4.00%, 09/01/42 (Call 09/01/26)	5,000	4,921,540
4.00%, 02/01/47 (Call 02/01/27)	5,425	5,242,778
5.00%, 09/01/28	2,000	2,204,387
5.00%, 05/01/29	1,000	1,111,761
5.00%, 07/01/30	1,500	1,699,556
5.00%, 07/01/31 (Call 07/01/30)	5,000	5,637,255
5.00%, 11/01/31	13,370	15,431,701
5.00%, 05/01/34 (Call 05/01/33)	5,000	5,842,620
5.00%, 05/01/35 (Call 05/01/33)	5,000	5,792,507
5.00%, 05/01/36 (Call 05/01/33)	1,000	1,145,675
5.00%, 07/01/37 (Call 07/01/30)	6,000	6,582,177
5.00%, 05/01/38 (Call 05/01/33)	800	895,130
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,176,138
5.00%, 09/01/38 (Call 09/01/28)	16,500	17,565,588
5.00%, 05/01/39 (Call 05/01/33)	1,000	1,113,289
5.00%, 05/01/40 (Call 05/01/33)	1,000	1,108,327
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,613,960
5.00%, 11/01/43 (Call 11/01/27)	8,665	9,021,767
5.00%, 11/01/44 (Call 11/01/32)	25,000	27,133,520
5.00%, 07/01/45 (Call 07/01/30)	3,720	3,938,717
5.00%, 11/01/45 (Call 11/01/27)	10,825	11,228,568
5.00%, 11/01/45 (Call 11/01/30)	7,330	7,779,226
5.00%, 11/01/45 (Call 11/01/32)	8,000	8,661,718
5.00%, 05/01/48 (Call 05/01/33)	5,000	5,368,024
5.00%, 09/01/51 (Call 09/01/31)	30,000	31,769,976
5.00%, 11/01/52 (Call 11/01/32)	65,020	69,254,011
5.00%, 05/01/53 (Call 05/01/33)	13,000	13,870,627
Series A, 5.00%, 09/01/24	16,930	17,209,315
Series A, 5.00%, 07/01/25	1,340	1,382,517
Series A, 5.00%, 07/01/26	2,735	2,882,099
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,579,988
Series A, 5.00%, 03/01/29	5,000	5,543,381
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	2,696,585
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,564,412
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,056,551
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	5,342,285
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	9,179,374
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,482,288
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	3,963,986
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,085,377
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,308,087
Series A, 5.00%, 04/01/47 (Call 04/01/27)	6,015	6,199,622
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,200,216
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	2,605,640
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	7,320,441
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	17,347,006
Series B, 5.00%, 11/01/23	1,105	1,107,887
Series B, 5.00%, 07/01/24	1,150	1,166,177
Series B, 5.00%, 11/01/24	31,275	31,893,613
Series B, 5.00%, 07/01/25	8,955	9,239,134
Series B, 5.00%, 07/01/27	1,105	1,189,094
Series B, 5.00%, 07/01/28	11,745	12,900,727
Series B, 5.00%, 07/01/29	3,500	3,902,036

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 07/01/32 (Call 07/01/30)	$8,200	$9,237,762
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,183,761
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,153,468
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,175,375
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,122,982
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	2,457,420
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	2,700,538
Series C, 5.00%, 10/01/24	6,785	6,909,372
Series C, 5.00%, 05/01/25	2,500	2,571,772
Series C, 5.00%, 08/01/25	1,425	1,472,402
Series C, 5.00%, 10/01/25	11,110	11,528,682
Series C, 5.00%, 04/01/26	5,230	5,482,533
Series C, 5.00%, 05/01/26	10,000	10,500,917
Series C, 5.00%, 10/01/26	9,560	10,127,544
Series C, 5.00%, 10/01/27	1,250	1,352,226
Series C, 5.00%, 05/01/29 (Call 10/02/23)	2,000	2,002,207
Series C, 5.00%, 05/01/30 (Call 10/02/23)	5,000	5,005,380
Series C, 5.00%, 09/01/31	9,325	10,739,402
Series C, 5.00%, 05/01/32 (Call 10/02/23)	1,000	1,001,052
Series C, 5.00%, 05/01/33 (Call 10/02/23)	3,585	3,588,743
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,107,186
Series C, 5.00%, 05/01/45 (Call 05/01/29)	11,860	12,444,846
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,055,471
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	2,959,808
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	1,950,564
Series D, 5.00%, 07/01/25	2,800	2,888,841
Series D, 5.00%, 07/01/26	9,080	9,568,357
Series D, 5.00%, 07/01/27	3,905	4,202,184
Series D, 5.00%, 07/01/28	2,600	2,855,844
Series E, 3.00%, 12/01/27	1,905	1,897,010
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,474,268
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	9,623,170
Series E, 5.00%, 11/01/24	10,825	11,039,116
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,234,697
Series E, 5.00%, 11/01/26	5,085	5,396,039
Series E, 5.00%, 05/01/30 (Call 05/01/24)	22,550	22,776,109
Series E, 5.00%, 11/01/30	1,600	1,822,823
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	4,796,630
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,697,735
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,029,236
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,261,816
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	4,273,057
Series E, 5.00%, 11/01/50 (Call 11/01/30)	9,765	10,297,561
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	5,135,554
Series F, 5.00%, 11/01/39 (Call 11/01/27)	12,150	12,781,369
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,605,416
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,108,801
Series H, 5.00%, 12/01/24	1,245	1,271,452
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	14,332,427
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	9,212,633
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/40 (Call 06/01/25)	10,840	11,054,865
5.00%, 06/01/49 (Call 06/01/29)	5,455	5,704,367
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,427,117
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,135	9,405,492
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	5,816,026
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	12,226,442
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,012,512
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	3,975,861

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 06/01/51 (Call 06/01/30)	$5,000	$5,257,655
Massachusetts Bay Transportation Authority Assessment Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/32)	1,885	2,136,960
Series A, 5.00%, 07/01/38 (Call 07/01/32)	4,485	4,997,028
Series A, 5.00%, 07/01/39 (Call 07/01/32)	10,000	11,073,607
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/41 (Call 07/01/29)	6,955	7,395,016
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,462,907
5.00%, 07/01/50 (Call 07/01/28)	2,500	2,595,010
Series A, 5.00%, 07/01/25	1,550	1,597,790
Series A, 5.00%, 07/01/27	13,900	14,978,739
Series A, 5.00%, 07/01/28	4,255	4,681,768
Series A, 5.00%, 07/01/29	2,780	3,115,173
Series A, 5.00%, 07/01/31	2,870	3,318,324
Series A, 5.25%, 07/01/30	3,635	4,194,074
Series A-1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,518,656
Massachusetts Bay Transportation Authority Sales Tax Revenue, 5.25%, 07/01/30	2,280	2,630,671
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	4,020	4,082,006
5.00%, 08/01/26	2,000	2,113,626
Massachusetts Department of Transportation RB,
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,075,527
Massachusetts Development Finance Agency RB
5.00%, 11/15/32	25,000	29,445,400
5.00%, 01/01/41 (Call 01/01/25)	1,000	987,582
Series A, 4.00%, 07/15/36 (Call 07/15/26)	2,500	2,524,872
Series A, 5.00%, 10/15/25	11,525	11,956,554
Series A, 5.00%, 10/15/26	5,195	5,504,611
Series A, 5.00%, 10/15/27	8,000	8,651,327
Series A, 5.00%, 07/15/28 (Call 07/15/26)	7,040	7,451,637
Series A, 5.00%, 10/15/28	23,090	25,480,879
Series A, 5.00%, 10/15/29	5,000	5,616,392
Series A, 5.00%, 10/15/30	6,020	6,874,251
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,172,872
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	253,288
Series A, 5.00%, 07/15/36	1,490	1,769,048
Series A, 5.00%, 07/15/40	8,000	9,071,456
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,436,719
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,792,053
Series P, 5.00%, 07/01/50	10,000	11,138,701
Series U-6E, VRDN, 3.80%, 10/01/42 (Call 08/31/23)(b)	20,000	20,000,000
Series V, 5.00%, 07/01/55	1,000	1,109,451
Massachusetts Health & Educational Facilities Authority RB
5.25%, 07/01/33	16,365	19,916,035
Series A, VRDN, 2.90%, 11/01/49 (Put 08/31/23)(b)	25,100	25,100,000
Series K, 5.50%, 07/01/32	1,715	2,089,876
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	3,912,342
Series A, 5.00%, 02/15/49 (PR 02/15/26)	42,710	44,556,268
Series A, 5.00%, 08/15/50 (Call 08/15/30)	10,870	11,542,414
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	6,659,571
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	1,942,341
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,109,917
Series B, 5.00%, 11/15/46 (Call 11/15/26)	17,385	17,867,402
Series C, 4.00%, 08/15/32 (Call 08/15/25)	26,555	26,687,342
Series C, 4.00%, 11/15/35 (Call 11/15/26)	5,500	5,531,602

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 4.00%, 08/15/36 (Call 08/15/25)	$1,000	$1,000,304
Series C, 5.00%, 08/15/24	1,105	1,122,282
Series C, 5.00%, 08/15/37 (Call 08/15/25)	13,200	13,516,071
Series D, 5.00%, 08/15/37 (Call 08/15/25)	18,000	18,431,006
Massachusetts State College Building Authority RB
0.00%, 05/01/24 (AGC SAP)(a)	6,485	6,332,217
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,141,913
Series A, 5.00%, 05/01/49 (Call 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,141,913
Series B, 5.00%, 05/01/39 (Call 05/01/24) (ST INTERCEPT)	2,500	2,527,879
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	10,000	10,111,517
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/26	8,500	8,837,443
Series A, 5.00%, 01/01/29	3,985	4,426,254
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,640,877
Series A, 5.00%, 01/01/34 (Call 01/01/29)	4,500	4,910,897
Massachusetts Water Resources Authority RB
5.25%, 08/01/36 (AGM)	5,000	6,031,356
Series B, 5.00%, 08/01/38 (Call 08/01/30)	7,465	8,134,434
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	6,290,409
Series B, 5.25%, 08/01/25 (AGM)	12,510	12,999,979
Series B, 5.25%, 08/01/26 (AGM)	11,020	11,722,246
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,113,619
Series B, 5.25%, 08/01/30 (AGM)	3,325	3,842,402
Series B, 5.25%, 08/01/31 (AGM)	800	940,366
Series C, 5.00%, 08/01/32 (Call 08/01/26)	11,485	12,114,524
Series C, 5.00%, 08/01/34 (PR 08/01/26)	13,630	14,377,097
Series C, 5.00%, 08/01/35 (Call 08/01/26)	21,850	23,047,657
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,068,131
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,396,803
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	3,445	3,507,244
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,559,951
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	2,820,338
Series 1-2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	6,809,161
Series 1-2021, 5.00%, 11/01/39 (PR 11/01/24)	5,805	5,909,884
Series 2021-1, 5.00%, 11/01/23	1,500	1,503,990

		1,486,117,787

Michigan — 1.3%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	2,802,857
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,175,145
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,071,462
Great Lakes Water Authority Water Supply System Revenue RB
5.25%, 07/01/47 (Call 07/01/32)	18,090	19,488,811
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,023,450
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	2,601,602
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	9,827,595
Lansing Board of Water & Light RB
5.00%, 07/01/48 (Call 07/01/29)	16,300	16,910,014
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,500	1,567,891
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	1,814,759
5.00%, 10/01/27 (Call 10/01/26)	5,020	5,308,543

Security	Par (000)	Value

Michigan (continued)
Series B, 5.00%, 10/01/28 (Call 10/01/26)	$7,395	$7,822,282
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	2,654,228
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,057,586
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,010,651
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,011,057
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,419,019
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,524,602
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,397,957
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	14,180	13,285,979
4.00%, 10/15/52 (Call 10/15/32)	4,000	3,714,337
4.00%, 04/15/54 (Call 10/15/29)	10,880	9,947,721
5.00%, 10/15/29	5,000	5,545,222
5.00%, 10/15/47 (Call 10/15/32)	3,500	3,720,894
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	2,280,826
Series I, 3.00%, 10/15/51 (Call 10/15/31)	4,455	3,231,175
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	4,763,124
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,096,433
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,141,388
Series I, 5.00%, 04/15/31 (Call 10/15/25)	11,570	11,922,880
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,064,554
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,027,593
Series I, 5.00%, 10/15/50 (Call 10/15/25)	7,250	7,357,873
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,554,209
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	2,845	2,849,293
Michigan State University RB
5.00%, 02/15/32	6,750	7,722,555
Series B, 5.00%, 02/15/44 (Call 02/15/29)	5,990	6,240,829
Series B, 5.00%, 02/15/48 (Call 02/15/29)	6,660	6,910,943
Series C, 4.00%, 02/15/44 (Call 08/15/29)	7,320	6,991,759
State of Michigan GO
5.00%, 05/15/30	1,100	1,237,287
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	1,897,934
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,800	2,022,229
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,356,876
State of Michigan RB
5.00%, 03/15/24	5,770	5,815,067
5.00%, 03/15/25	1,700	1,739,074
5.00%, 03/15/26	5,645	5,884,244
5.00%, 03/15/27	415	440,959
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/38 (Call 11/15/31)	2,000	2,009,812
4.00%, 11/15/40 (Call 11/15/31)	10,000	9,940,109
4.00%, 11/15/44 (Call 11/15/31)	2,000	1,933,293
4.00%, 11/15/46 (Call 11/15/31)	11,325	10,767,986
5.00%, 11/15/23	8,430	8,457,105
5.00%, 11/15/24	9,500	9,692,168
5.00%, 11/15/25	1,975	2,053,988
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,145,286
5.00%, 11/15/34 (Call 11/15/33)	1,500	1,730,946
5.00%, 11/15/36 (Call 11/15/33)	1,000	1,139,577
5.00%, 11/15/38 (Call 11/15/33)	1,250	1,402,991
5.00%, 11/15/41 (Call 11/15/33)	3,000	3,293,724
5.00%, 11/15/43 (Call 11/15/33)	3,000	3,252,348
5.00%, 11/15/46 (Call 11/15/33)	5,000	5,373,972
5.50%, 11/15/44 (Call 11/15/33)	3,000	3,372,121
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,015,438
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,000,619
Series B, 4.00%, 11/15/45 (Call 11/15/30)	25,200	24,154,570
Series B, 5.00%, 11/15/27	1,215	1,311,611

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series B, 5.00%, 11/15/28	$2,000	$2,195,064
Series B, 5.00%, 11/15/45 (Call 11/15/30)	22,820	24,216,513
University of Michigan RB
5.00%, 04/01/46 (PR 04/01/26)	9,265	9,705,337
5.00%, 04/01/50 (Call 04/01/30)	4,675	4,957,829
VRDN, 3.76%, 04/01/38 (Put 08/31/23)(b)	24,005	24,005,000
Series A, 5.00%, 04/01/42 (PR 04/01/27)	2,500	2,668,214
Series A, 5.00%, 04/01/47 (PR 04/01/27)	4,695	5,010,906
VRDN, VRDN, 3.85%, 04/01/42 (08/31/23)(b)	35,000	35,000,000
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/46 (Call 12/01/31)	3,750	3,924,164

		430,983,459

Minnesota — 1.0%
City of Minneapolis MN GO, 4.00%, 12/01/26	10,000	10,295,120
Metropolitan Council GO
Series B, 5.00%, 12/01/23	14,000	14,056,151
Series B, 5.00%, 12/01/25	2,500	2,597,872
Series C, 5.00%, 12/01/27	12,500	13,515,731
Series C, 5.00%, 12/01/28	2,500	2,754,729
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,322,745
Series A, 5.00%, 01/01/26	1,250	1,299,909
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,538,716
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,086,457
Minnesota Public Facilities Authority RB, 5.00%, 03/01/34 (Call 03/01/26)	9,150	9,510,761
State of Minnesota GO
4.00%, 09/01/34 (Call 09/01/31)	13,765	14,542,367
5.00%, 10/01/26	8,080	8,549,928
5.00%, 08/01/27	25,075	26,954,845
5.00%, 09/01/27	3,380	3,639,757
5.00%, 08/01/29	10,000	11,124,076
5.00%, 08/01/30	22,560	25,460,968
5.00%, 08/01/31	9,420	10,798,563
5.00%, 08/01/32	31,965	37,117,237
5.00%, 08/01/37 (Call 08/01/33)	5,240	5,942,063
Series A, 4.00%, 09/01/36 (Call 09/01/31)	7,265	7,506,620
Series A, 4.00%, 09/01/37 (Call 09/01/31)	10,540	10,788,550
Series A, 4.00%, 09/01/39 (Call 09/01/31)	2,000	2,028,688
Series A, 5.00%, 08/01/25	3,000	3,099,231
Series A, 5.00%, 08/01/25 (Call 08/01/24)	4,775	4,851,173
Series A, 5.00%, 08/01/26	2,865	3,021,221
Series A, 5.00%, 08/01/27	6,360	6,836,802
Series A, 5.00%, 08/01/28	3,265	3,579,904
Series A, 5.00%, 08/01/30 (Call 08/01/29)	1,000	1,117,226
Series A, 5.00%, 09/01/31	2,785	3,196,712
Series A, 5.00%, 10/01/31 (Call 10/01/27)	5,000	5,417,819
Series A, 5.00%, 08/01/35 (Call 08/01/29)	5,000	5,533,114
Series A, 5.00%, 08/01/38 (Call 08/01/30)	5,000	5,469,643
Series B, 5.00%, 09/01/24	10,450	10,624,449
Series B, 5.00%, 09/01/25	5,000	5,173,125
Series D, 5.00%, 08/01/24	2,195	2,228,857
Series D, 5.00%, 10/01/24	3,430	3,492,873
Series D, 5.00%, 08/01/25	3,640	3,760,401
Series D, 5.00%, 08/01/26	4,385	4,624,103
Series D, 5.00%, 10/01/26	3,080	3,259,131
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	7,050,677
Series F, 4.00%, 10/01/24 (Call 11/07/23)	3,250	3,252,154

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota RB
5.00%, 03/01/25	$12,290	$12,588,415
5.00%, 03/01/26	17,545	18,343,638
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,010,561

		343,963,082

Mississippi — 0.3%
State of Mississippi GO
5.00%, 11/01/28 (Call 11/01/25)	3,065	3,180,544
5.00%, 12/01/34 (Call 12/01/26)	2,000	2,120,260
Series A, 4.00%, 10/01/35 (Call 10/01/27)	5,000	5,050,842
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,158,787
Series A, 5.00%, 10/01/27	1,000	1,073,418
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	1,772,260
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	6,958,158
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,076,197
Series A, 5.00%, 10/01/32 (PR 10/01/27)	1,355	1,458,247
Series A, 5.00%, 10/01/34 (PR 10/01/27)	14,060	15,131,330
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	1,735,315
Series B, 5.00%, 12/01/32 (Call 12/01/23)	7,000	7,028,076
Series C, 4.00%, 10/01/41 (Call 10/01/28)	2,205	2,141,793
Series C, 5.00%, 10/01/24	4,000	4,068,660
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,590	3,713,133
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,440	3,564,028
Series C, 5.00%, 10/01/36 (Call 10/01/28)	3,250	3,469,981
Series F, 5.00%, 11/01/32 (PR 11/01/25)	4,700	4,877,181
West Rankin Utility Authority RB, 5.00%, 01/01/48 (PR 01/01/28) (AGM)	13,500	14,541,120

		87,119,330

Missouri — 0.5%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	972,203
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,006,876
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	18,030	20,378,887
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,073,292
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	3,912,079
Series B, 5.00%, 05/01/45 (Call 05/01/25)	4,200	4,303,107
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	5,890	5,904,365
5.00%, 05/01/28	15,000	16,344,717
5.00%, 05/01/29	15,000	16,585,587
5.00%, 05/01/30	15,000	16,852,069
5.00%, 05/01/31	15,000	17,117,629
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,054,361
Series A, 5.00%, 05/01/26	14,205	14,912,842
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	9,570,454
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	5,214,242
Series B, 5.00%, 10/01/24	6,060	6,171,082

		147,373,792

Nebraska — 0.4%
Nebraska Public Power District RB
5.00%, 07/01/28 (Call 01/01/28)	3,255	3,495,728
Series C, 5.00%, 01/01/24	2,000	2,009,915

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Series D, 4.00%, 01/01/44 (Call 01/01/31)	$3,625	$3,376,854
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,036,409
Omaha Public Power District RB
4.25%, 02/01/47 (Call 02/01/32)	2,500	2,447,914
5.00%, 02/01/47 (Call 02/01/32)	30,000	32,239,317
5.25%, 02/01/52 (Call 02/01/32)	21,635	23,323,415
Series A, 3.00%, 02/01/41 (Call 08/01/30)	1,000	828,471
Series A, 4.00%, 02/01/51 (Call 08/01/30)	1,500	1,396,497
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,640,847
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	3,993,741
Series A, 5.00%, 02/01/42 (Call 12/01/27)	15,575	16,243,744
Series A, 5.00%, 02/01/46 (Call 08/01/30)	18,300	19,476,879
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,501,079
Series B, 4.00%, 02/01/46 (Call 08/01/30)	3,000	2,839,421
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	3,723,318
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	9,801,025
University of Nebraska Facilities Corp. (The)
Series A, 4.00%, 07/15/59 (Call 07/15/31)	3,500	3,135,809
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,172,751

		137,683,134

Nevada — 0.8%
Clark County School District, 5.00%, 06/15/24 (AGM)	3,000	3,035,051
Clark County School District GOL
5.00%, 06/15/24	2,415	2,440,059
5.00%, 06/15/26	5,250	5,482,955
Series A, 5.00%, 06/15/25	5,240	5,376,413
Series C, 5.00%, 06/15/24	2,580	2,606,771
Series C, 5.00%, 06/15/25	2,805	2,878,023
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	4,865,772
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,630	6,859,496
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,035,727
County of Clark Department of Aviation RB
5.00%, 07/01/25	2,500	2,569,033
5.00%, 07/01/26	2,010	2,109,203
5.00%, 07/01/32 (Call 07/01/29)	2,500	2,730,463
Series A, 5.00%, 07/01/26	1,200	1,259,225
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,366,841
County of Clark NV GOL
4.00%, 06/01/31 (Call 06/01/27)	17,000	17,496,835
4.00%, 06/01/38 (Call 06/01/27)	12,705	12,518,990
4.00%, 07/01/44 (Call 07/01/27)	7,135	6,816,879
5.00%, 11/01/37 (PR 11/01/23)	12,055	12,084,401
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,106,373
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	5,261,323
County of Clark NV Passenger Facility Charge
Revenue RB
5.00%, 07/01/26	2,000	2,098,709
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,172,321
County of Washoe NV RB, 5.00%, 02/01/42
(Call 02/01/29)	2,000	2,086,414
Las Vegas Valley Water District GOL
4.00%, 06/01/34 (Call 06/01/32)	5,085	5,346,377
4.00%, 06/01/39 (Call 12/01/24)	2,000	1,987,444
4.00%, 06/01/47 (Call 06/01/32)	15,235	14,512,168
4.00%, 06/01/52 (Call 06/01/32)	18,430	17,392,269
5.00%, 06/01/34 (Call 06/01/26)	3,500	3,643,086
5.00%, 06/01/35 (Call 06/01/26)	2,000	2,078,575
5.00%, 06/01/39 (Call 12/01/24)	5,775	5,846,383

Security	Par (000)	Value

Nevada (continued)
Series A, 4.00%, 06/01/51 (Call 12/01/31)	$10,000	$9,466,406
Series A, 5.00%, 06/01/26	10,000	10,484,297
Series A, 5.00%, 06/01/41 (Call 06/01/26)	9,730	9,996,865
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,095,083
State of Nevada GOL
Series B, 5.00%, 11/01/24	10,000	10,197,798
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,650	1,696,380
Series D, 5.00%, 04/01/24	3,070	3,098,551
Series D, 5.00%, 04/01/25	3,260	3,348,750
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/25	1,450	1,506,128
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,136,442
5.00%, 12/01/28 (Call 06/01/26)	6,715	7,016,813
Washoe County School District/NV GOL, Series C, 4.00%, 10/01/47 (Call 10/01/27)	52,635	48,118,349

		274,225,441

New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	6,055	6,188,840

New Jersey — 4.4%
County of Monmouth NJ GO
5.00%, 01/15/35 (Call 01/15/33)	3,265	3,808,051
5.00%, 01/15/36 (Call 01/15/33)	3,980	4,591,753
Series A, 5.00%, 01/15/31	6,430	7,354,718
Series A, 5.00%, 01/15/32 (Call 07/15/31)	5,160	5,941,738
Series A, 5.00%, 01/15/34 (Call 07/15/31)	6,250	7,179,944
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,601,012
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	2,001,659
4.00%, 06/15/44 (Call 12/15/29)	2,000	1,920,200
4.00%, 11/01/44 (Call 11/01/29)	750	718,710
5.00%, 03/01/25	4,425	4,513,054
5.00%, 03/01/26	7,000	7,244,279
5.00%, 06/15/26	4,910	5,108,534
5.00%, 06/15/27	1,000	1,057,182
5.00%, 03/01/28	4,000	4,273,972
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,077,556
5.00%, 11/01/36 (Call 11/01/32)	10,000	10,906,404
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,045,760
5.00%, 06/15/43 (Call 12/15/28)	4,590	4,842,519
5.00%, 11/01/44 (Call 11/01/29)	5,000	5,183,959
5.00%, 06/15/47 (Call 12/15/27)	6,110	6,235,449
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,158,305
5.25%, 11/01/47 (Call 11/01/32)	10,000	10,693,058
Series A, 4.00%, 11/01/27 (SAP)	1,255	1,281,307
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,546,413
Series A, 5.00%, 06/15/42 (Call 12/15/27)	4,665	4,786,277
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,028,235
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,604,709
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,438,708
Series B, 5.00%, 11/01/26 (SAP)	9,500	9,944,491
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,029,748
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	8,840	9,500,202
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	8,925	9,563,953
Series EEE, 5.00%, 06/15/36 (Call 12/15/28)	2,640	2,912,205
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,142,383
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,029,675
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	6,997,068

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	$2,500	$2,701,516
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,480,901
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,058,781
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,375,434
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,039,653
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,533,044
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	12,175	11,576,864
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,108,770
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	7,645	7,719,574
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	2,500	2,591,399
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	1,000	1,036,560
Series XX, 4.00%, 06/15/24 (SAP)	3,020	3,027,723
Series XX, 5.00%, 06/15/25	5,000	5,119,738
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	15,000	15,484,062
New Jersey Educational Facilities Authority RB
5.00%, 07/01/24	1,000	1,014,230
5.00%, 03/01/27	11,330	12,118,720
5.00%, 07/01/28 (Call 07/01/26)	5,115	5,376,858
5.00%, 07/01/31 (Call 07/01/27)	3,235	3,479,596
5.00%, 03/01/32	5,000	5,837,431
5.00%, 07/01/33 (Call 07/01/27)	9,400	10,105,720
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,673,480
Series B, 5.00%, 03/01/28	5,755	6,278,599
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	5,374,693
Series C, 5.00%, 03/01/27	7,025	7,514,034
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,529,709
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/33 (Call 12/15/32)	2,000	2,235,503
5.00%, 06/15/34 (Call 12/15/32)	1,875	2,088,983
5.00%, 06/15/44 (Call 12/15/32)	10,500	11,062,678
5.50%, 06/15/50 (Call 12/15/32)	3,250	3,540,105
New Jersey Transportation Trust Fund Authority RB
3.00%, 06/15/50 (Call 12/15/30)	9,000	6,557,687
4.00%, 12/15/39 (Call 12/15/29)	500	488,909
4.00%, 06/15/41 (Call 12/15/31)	5,500	5,313,326
4.25%, 06/15/40 (Call 06/15/33)	10,000	10,025,143
5.00%, 12/15/24	4,500	4,576,071
5.00%, 12/15/25	5,725	5,908,903
5.00%, 06/15/26	11,985	12,470,138
5.00%, 12/15/26	2,885	3,025,779
5.00%, 06/15/27	2,965	3,135,336
5.00%, 12/15/27	1,380	1,469,989
5.00%, 12/15/28	1,000	1,079,737
5.00%, 06/15/29	6,500	7,060,659
5.00%, 06/15/29 (Call 12/15/28)	7,000	7,535,565
5.00%, 06/15/30	7,000	7,669,834
5.00%, 06/15/32 (Call 06/15/31)	4,250	4,685,900
5.00%, 06/15/32 (Call 12/15/31)	2,500	2,770,665
5.00%, 12/15/32 (Call 12/15/29)	7,340	7,957,814
5.00%, 06/15/35 (Call 06/15/33)	3,000	3,332,492
5.00%, 06/15/36 (Call 06/15/33)	3,500	3,849,421
5.00%, 06/15/37 (Call 12/15/28)	1,250	1,312,300
5.00%, 06/15/37 (Call 06/15/33)	8,000	8,711,681
5.00%, 06/15/38 (Call 06/15/33)	7,810	8,441,201
5.00%, 06/15/39 (Call 06/15/33)	6,000	6,451,083
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,049,936
5.25%, 06/15/42 (Call 06/15/33)	3,000	3,243,753
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,667,345
Series S, 5.00%, 06/15/46 (Call 12/15/28)	12,000	12,339,918

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/23(a)	$2,000	$1,979,573
Series A, 0.00%, 12/15/25(a)	2,255	2,070,328
Series A, 0.00%, 12/15/28(a)	3,655	3,004,367
Series A, 0.00%, 12/15/29(a)	3,290	2,594,562
Series A, 0.00%, 12/15/30(a)	3,000	2,267,537
Series A, 0.00%, 12/15/31(a)	5,425	3,921,903
Series A, 0.00%, 12/15/32(a)	1,290	890,585
Series A, 0.00%, 12/15/33(a)	930	615,803
Series A, 0.00%, 12/15/34(a)	16,055	10,130,679
Series A, 0.00%, 12/15/35(a)	11,710	6,972,720
Series A, 0.00%, 12/15/36(a)	3,750	2,096,188
Series A, 0.00%, 12/15/37(a)	7,700	4,049,266
Series A, 0.00%, 12/15/38(a)	4,485	2,230,408
Series A, 0.00%, 12/15/39(a)	33,700	15,845,548
Series A, 0.00%, 12/15/40(a)	5,500	2,432,668
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	9,829,584
Series A, 4.00%, 06/15/34 (Call 06/15/31)	9,025	9,239,831
Series A, 4.00%, 06/15/36 (Call 06/15/31)	1,165	1,175,104
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	13,770	13,870,409
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,005,713
Series A, 5.00%, 06/15/24	3,325	3,361,290
Series A, 5.00%, 12/15/24	1,000	1,016,905
Series A, 5.00%, 12/15/27	10,230	10,897,094
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	8,695,022
Series A, 5.00%, 12/15/28	6,050	6,532,408
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	6,980,993
Series A, 5.00%, 06/15/30 (Call 06/15/26)	6,500	6,763,283
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	2,681,775
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,059,723
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,138,925
Series A, 5.00%, 12/15/33 (Call 12/15/28)	12,045	12,866,390
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	8,518,772
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,236,606
Series A, 5.00%, 12/15/36 (Call 12/15/28)	13,685	14,407,950
Series A, 5.50%, 12/15/23	10,845	10,898,999
Series A, 5.75%, 06/15/25 (NPFGC)	12,600	13,085,055
Series A-1, 5.00%, 06/15/24	3,905	3,947,621
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	3,563,034
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	1,948,426
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,040,505
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	2,698,189
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	1,764,327
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,490,897
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	2,970,060
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	7,608,017
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	486,981
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	10,000	9,473,388
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	12,698,483
Series AA, 5.00%, 06/15/24	10,000	10,101,460
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,010,633
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,077,654
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,115,273
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,126,359
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,318,674
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	351,055
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,515,981
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	9,708,023
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	4,100	4,245,937
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	3,500	3,563,649
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	8,556,613

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	$6,200	$6,238,117
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,000,519
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	15,186,907
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	1,893,832
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	7,025,084
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,276,334
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	9,516,911
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	11,275	11,620,981
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	7,361,453
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,790	1,706,374
Series C, 0.00%, 12/15/25 (AMBAC)(a)	10,170	9,337,135
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,166,901
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,615	3,799,377
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	2,839,951
Series C, 0.00%, 12/15/31 (NPFGC)(a)	17,280	12,543,065
Series C, 0.00%, 12/15/32 (AGM)(a)	55,000	38,387,464
Series C, 0.00%, 12/15/33 (AGM)(a)	13,040	8,695,594
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,384,430
Series D, 5.00%, 12/15/23	2,445	2,453,840
Series D, 5.00%, 12/15/24	2,830	2,877,840
Series D, 5.00%, 06/15/32 (Call 12/15/24)	18,390	18,665,679
Series D, 5.25%, 12/15/23	8,390	8,426,054
New Jersey Turnpike Authority RB
4.50%, 01/01/48 (Call 01/01/33)	13,500	13,804,012
5.00%, 01/01/31 (Call 01/01/27)	3,700	3,893,497
5.25%, 01/01/52 (Call 01/01/33)	20,000	21,880,138
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,133,255
Series A, 4.00%, 01/01/42 (Call 01/01/31)	15,765	15,524,645
Series A, 4.00%, 01/01/48 (Call 01/01/29)	41,800	39,767,508
Series A, 4.00%, 01/01/51 (Call 01/01/31)	3,395	3,228,767
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,069,344
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,112,606
Series A, 5.00%, 01/01/30 (Call 07/01/24)	3,250	3,285,370
Series A, 5.00%, 01/01/31 (Call 07/01/24)	12,730	12,908,034
Series A, 5.00%, 01/01/32 (Call 07/01/24)	37,835	38,243,433
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	808,149
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,104,726
Series A, 5.00%, 01/01/48 (Call 01/01/29)	18,085	18,903,731
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,023,071
Series B, 5.00%, 01/01/28	1,750	1,887,166
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,388,451
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	4,825,694
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	8,733,256
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	4,696,839
Series C, 5.00%, 01/01/25	5,025	5,135,282
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	3,646,080
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	7,715,269
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,037,377
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,345	17,551,749
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	3,580,749
Series G, 4.00%, 01/01/43 (Call 01/01/28)	27,100	26,147,841
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	3,813,885
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,530,089
State of New Jersey GO
2.00%, 06/01/24	4,810	4,732,998
3.00%, 06/01/32	5,050	4,691,865
5.00%, 06/01/27 (Call 06/01/25)	2,885	2,971,473
5.00%, 06/01/32 (PR 06/01/25)	1,500	1,543,518
Series A, 4.00%, 06/01/30	13,250	13,820,660
Series A, 4.00%, 06/01/31	32,000	33,503,603

Security	Par (000)	Value

New Jersey (continued)
Series A, 4.00%, 06/01/32	$10,500	$10,991,071
Series A, 5.00%, 06/01/25	22,580	23,227,373
Series A, 5.00%, 06/01/26	34,780	36,389,831
Series A, 5.00%, 06/01/27	19,335	20,578,790
Series A, 5.00%, 06/01/28	22,530	24,402,802
Series A, 5.00%, 06/01/29	33,380	36,679,817

		1,443,540,994

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/25	600	618,552
Series A, 5.00%, 06/15/28	6,500	7,084,548
Series A, 5.00%, 06/15/30	1,500	1,684,540
State of New Mexico GO
5.00%, 03/01/25	3,010	3,086,175
5.00%, 03/01/26	1,500	1,565,715
5.00%, 03/01/27	27,815	29,618,032
5.00%, 03/01/29	5,000	5,516,648
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	5,000	5,148,790
5.00%, 07/01/31	13,540	15,399,894
Series A, 5.00%, 07/01/26	2,500	2,626,841

		72,349,735

New York — 21.9%
Battery Park City Authority RB
5.00%, 11/01/29	4,415	4,960,391
5.00%, 11/01/30	5,000	5,710,234
5.00%, 11/01/33	3,500	4,164,079
5.00%, 11/01/38 (Call 11/01/33)	2,480	2,810,268
5.00%, 11/01/41 (Call 11/01/33)	2,000	2,195,558
5.00%, 11/01/43 (Call 11/01/33)	4,000	4,349,970
5.00%, 11/01/44 (Call 11/01/33)	5,000	5,416,813
5.00%, 11/01/53 (Call 11/01/33)	66,000	70,435,596
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	5,703,029
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,635	1,638,988
Series A, 5.00%, 11/01/26 (Call 11/01/23)	1,875	1,879,573
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	4,165,854
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	910,163
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	3,975,597
Series D-2, VRDN, 4.00%, 11/01/38 (Put 08/31/23)(b)	4,050	4,050,000
City of New York GO
VRDN, 3.90%, 09/01/49 (Call 08/31/23)(b)	25,000	25,000,000
Series F-5, VRDN, 3.95%, 06/01/44 (Call 08/31/23)(b)	3,800	3,800,000
City of New York NY GO
3.00%, 08/01/50 (Call 08/01/31)	1,650	1,227,364
4.00%, 08/01/38 (Call 08/01/31)	1,030	1,017,997
4.00%, 08/01/39 (Call 08/01/30)	1,525	1,498,517
4.00%, 08/01/41 (Call 08/01/30)	3,345	3,253,787
4.00%, 08/01/41 (Call 08/01/31)	13,060	12,703,873
5.00%, 08/01/25	1,000	1,033,077
5.00%, 09/01/25	3,210	3,318,011
5.00%, 08/01/27	7,410	7,942,887
5.00%, 08/01/28	1,875	2,044,186
5.00%, 09/01/28	5,525	6,033,101
5.00%, 08/01/29	1,500	1,658,324
5.00%, 09/01/29	5,940	6,575,426
5.00%, 11/01/29	5,000	5,548,987
5.00%, 08/01/30	18,890	21,156,067

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/30	$9,950	$11,184,825
5.00%, 08/01/31	11,975	13,582,737
5.00%, 08/01/31 (Call 08/01/30)	11,150	12,432,850
5.00%, 04/01/32 (Call 04/01/29)	5,250	5,724,837
5.00%, 08/01/32	19,700	22,559,535
5.00%, 08/01/32 (Call 08/01/30)	6,550	7,287,914
5.00%, 08/01/32 (Call 08/01/31)	5,000	5,635,209
5.00%, 08/01/33	11,445	13,236,326
5.00%, 08/01/34 (Call 08/01/33)	13,475	15,446,572
5.00%, 08/01/35 (Call 08/01/33)	6,475	7,331,656
5.00%, 08/01/36 (Call 08/01/33)	5,250	5,877,739
5.00%, 08/01/37 (Call 08/01/33)	1,500	1,661,031
5.00%, 08/01/38 (Call 08/01/33)	1,250	1,374,441
5.00%, 04/01/39 (Call 04/01/33)	12,500	13,641,534
5.00%, 09/01/39 (Call 09/01/32)	2,000	2,173,365
5.00%, 12/01/44 (Call 12/01/28)	13,695	14,294,353
5.25%, 10/01/32 (Call 10/01/27)	10,440	11,258,130
5.25%, 09/01/42 (Call 09/01/32)	2,000	2,190,373
VRDN, 3.92%, 03/01/42 (Call 08/31/23)(b)	26,400	26,400,000
VRDN, 3.95%, 12/01/47 (Put 08/31/23)(b)	30,950	30,950,000
VRDN, 4.00%, 08/01/44 (Call 08/31/23)(b)	25,440	25,440,000
Series 1, 5.00%, 08/01/25	6,285	6,496,424
Series 1-I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,007,532
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,534,306
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,013,544
Series A, 5.00%, 08/01/24	12,380	12,574,285
Series A, 5.00%, 08/01/25	1,610	1,664,160
Series A, 5.00%, 08/01/26	5,250	5,525,797
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	1,904,273
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,091,889
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,356,855
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,138,924
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	1,775	1,831,247
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	2,550	2,641,000
Series A-1, 4.00%, 08/01/36 (Call 08/01/26)	5,390	5,413,811
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,500,513
Series A-1, 4.00%, 08/01/39 (Call 08/01/31)	8,000	7,861,071
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	2,000	1,954,801
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	8,650,471
Series A-1, 4.00%, 08/01/50 (Call 08/01/31)	3,315	3,121,140
Series A-1, 5.00%, 08/01/25	12,330	12,763,293
Series A-1, 5.00%, 08/01/27	2,500	2,679,787
Series A-1, 5.00%, 08/01/29	1,925	2,128,182
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,728,428
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,112,659
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,081,869
Series A-2015, 5.00%, 08/01/24	1,695	1,721,600
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	2,550,748
Series B, VRDN, 3.95%, 10/01/46 (Call 08/31/23)(b)	10,770	10,770,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	1,618,696
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,032,069
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	1,877,269
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	972,568
Series B-1, 5.00%, 08/01/25	8,000	8,269,116
Series B-1, 5.00%, 08/01/26	24,055	25,318,674
Series B-1, 5.00%, 08/01/27	10,990	11,780,341
Series B-1, 5.00%, 08/01/29	32,500	35,930,349
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,052,764
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,291,256
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,097,308

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	$6,310	$6,913,018
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	1,879,927
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	2,727,004
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,120,731
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	15,286,029
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,156,136
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	6,765,614
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	5,307,170
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,547,116
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,085,037
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,021,069
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	4,907,199
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,009,789
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	977,401
Series C, 5.00%, 08/01/25	3,980	4,113,885
Series C, 5.00%, 08/01/26	2,960	3,115,496
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	4,598,442
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,276,561
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	924,892
Series C, 5.00%, 08/01/28 (Call 02/01/27)	3,200	3,388,900
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	7,500,781
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	4,298,012
Series C, 5.00%, 08/01/30	1,485	1,663,142
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,609,544
Series C, 5.00%, 08/01/33 (Call 08/01/30)	3,000	3,332,484
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	9,299,208
Series C, 5.00%, 08/01/42 (Call 08/01/30)	3,225	3,407,854
Series C-1, 5.00%, 08/01/25	2,000	2,067,279
Series C-1, 5.00%, 08/01/27	10,950	11,737,465
Series C-1, 5.00%, 08/01/28	3,000	3,270,698
Series C-1, 5.00%, 08/01/29	2,000	2,211,098
Series C-1, 5.00%, 08/01/30	6,750	7,559,738
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,672,581
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	15,635	17,367,797
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,061,722
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	2,917,118
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	4,830,254
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	5,390,890
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	12,573,056
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	5,057,068
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,204,215
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	2,700	2,734,296
Series D-1, 4.00%, 03/01/41 (Call 03/01/30)	2,000	1,946,378
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	7,000	6,594,220
Series D-1, 4.25%, 05/01/40 (Call 05/01/32)	2,500	2,488,768
Series D-1, 4.50%, 05/01/49 (Call 05/01/32)	3,625	3,572,253
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	2,695,245
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,186,224
Series D-1, 5.25%, 05/01/40 (Call 05/01/32)	3,500	3,858,259
Series D-1, 5.25%, 05/01/41 (Call 05/01/32)	9,300	10,208,406
Series D-1, 5.25%, 05/01/42 (Call 05/01/32)	8,000	8,737,406
Series D-1, 5.25%, 05/01/43 (Call 05/01/32)	8,500	9,273,424
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	5,300	5,850,813
Series E, 5.00%, 08/01/24	4,600	4,672,190
Series E, 5.00%, 08/01/25	10,215	10,558,627
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	1,979,923
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,087,627
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,083,022
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,530,291
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,635,618

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	$2,500	$2,620,097
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,091,464
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	16,965	17,611,356
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	811,354
Series F-1, 3.50%, 04/01/46 (Call 04/01/28)	4,000	3,452,614
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,071,374
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,122,929
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	7,890	8,321,213
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	6,745,413
Series F-3, 5.00%, 12/01/24	5,975	6,104,142
Series F-3, 5.00%, 12/01/25	2,280	2,369,259
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	5,014,074
Series J, 5.00%, 08/01/24	2,795	2,838,863
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,205,201
Series J, 5.00%, 08/01/26	1,000	1,052,533
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,027,266
Series J, 5.00%, 08/01/32 (Call 08/01/24)	10,000	10,135,437
Series J-10, 5.00%, 08/01/26	4,470	4,704,821
Series J-5, 5.00%, 08/01/27	2,500	2,679,787
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,233,982
VRDN, VRDN, 3.90%, 04/01/36 (Call 08/31/23)(b)	20,000	20,000,000
VRDN, VRDN, 4.00%, 03/01/40 (Call 08/31/23)(b)	2,000	2,000,000
City of New York NY GOL
Series F-1, 5.00%, 03/01/26	1,825	1,904,953
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	4,000	4,296,805
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	18,575	19,446,446
County of Nassau NY GOL
4.00%, 04/01/53 (Call 04/01/33)	11,000	10,181,366
Series C, 5.00%, 10/01/27	2,600	2,810,550
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	772,504
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	7,905	7,531,948
5.00%, 02/15/34 (Call 02/15/32)	5,000	5,749,363
5.00%, 02/15/42 (Call 02/15/27) (BAM-TCRS)	11,000	11,397,027
Series A, 4.00%, 02/15/44 (Call 02/15/27)	17,640	16,428,113
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	23,030	21,342,002
Series A, 5.00%, 02/15/26	800	835,476
Series A, 5.00%, 02/15/27	1,000	1,065,907
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,075,265
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,219,653
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,295,428
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,686,822
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,454,667
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,123,496
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	7,613,643
Long Island Power Authority RB
1.00%, 09/01/25 (Call 10/02/23)	7,000	6,521,270
5.00%, 09/01/29	4,180	4,656,208
5.00%, 09/01/33	3,000	3,495,177
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,088,218
5.00%, 09/01/38 (Call 09/01/28)	15,750	16,634,471
5.00%, 09/01/42 (Call 09/01/27)	2,755	2,865,948
5.00%, 09/01/46 (Call 09/01/26)	6,640	6,815,427
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,124,207
5.00%, 09/01/53 (Call 09/01/33)	1,175	1,249,030
Series A, 3.00%, 09/01/40 (Call 09/01/31)	3,150	2,537,898
Series A, 4.00%, 09/01/32 (Call 09/01/31)	8,000	8,534,127
Series A, 4.00%, 09/01/34 (Call 09/01/28)	5,000	5,149,674
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	1,953,716

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 09/01/41 (Call 09/01/31)	$500	$484,487
Series A, 5.00%, 09/01/30	9,000	10,183,029
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	4,672,121
Series A, 5.00%, 09/01/44 (Call 09/01/24)	20,040	20,230,338
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,148,173
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	515,910
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,080,445
Series B, VRDN, 0.85%, 09/01/50 (Put 03/01/25)(b)	2,500	2,343,632
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(b)	780	719,302
Metropolitan Transportation Authority RB
5.00%, 11/15/33 (Call 05/15/25)	3,105	3,146,164
5.00%, 11/15/37 (Call 11/15/26)	12,700	13,241,669
5.00%, 11/15/40 (Call 05/15/25)	10,050	10,099,875
5.00%, 11/15/46 (Call 05/15/32)	4,000	4,255,474
Series A, 0.00%, 11/15/30(a)	9,645	7,375,089
Series A, 4.00%, 11/15/40 (Call 05/15/32)	5,000	4,890,160
Series A, 5.00%, 11/15/38 (Call 09/21/23)	3,050	3,049,982
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,182,235
Series A, 5.00%, 11/15/43 (Call 10/02/23)	6,690	6,644,689
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	4,919,545
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,232,622
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,396,247
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	3,215,662
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	8,756,245
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	4,509,984
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	913,240
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	3,994,727
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	15,385	15,264,391
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,502,195
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	4,555,108
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,092,664
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	9,270,333
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,103,659
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	2,990,372
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	1,789,786
Series B, 5.00%, 11/15/23	7,165	7,183,594
Series B, 5.00%, 11/15/24	14,455	14,671,673
Series B, 5.00%, 11/15/25	2,000	2,053,268
Series B, 5.00%, 11/15/26	3,000	3,115,352
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,462,236
Series B, 5.00%, 11/15/28	5,810	6,156,283
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,219,095
Series B, 5.00%, 11/15/38 (Call 09/21/23)	1,660	1,659,990
Series B, 5.00%, 11/15/52 (Call 05/15/29)	4,090	4,158,573
Series B, 5.25%, 11/15/23 (AMBAC)	210	210,487
Series B, 5.25%, 11/15/44 (Call 05/15/24)	35,845	35,956,675
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,065,281
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	15,659,841
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	1,947,181
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,044,678
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	7,446,485
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	2,853,821
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,210,366
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,296,136
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,279,160
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	4,664,289
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,039,788
Series C-1, 4.00%, 11/15/32 (Call 05/15/28)	16,000	15,999,246
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,482,239
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	7,210,404

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	$6,495	$6,203,024
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	8,477,467
Series C-1, 5.00%, 11/15/23	2,000	2,005,194
Series C-1, 5.00%, 11/15/25	10,320	10,594,865
Series C-1, 5.00%, 11/15/26	12,250	12,721,021
Series C-1, 5.00%, 11/15/27	6,265	6,581,238
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,123,813
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,395,395
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	5,276,218
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,267,276
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,195,340
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	487,131
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	28,880	29,188,866
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,330,472
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	12,310	12,651,225
Series C-2, 0.00%, 11/15/29(a)	1,295	1,014,500
Series C-2, 0.00%, 11/15/33(a)	1,040	681,597
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	1,854,067
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	6,351,680
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,109,531
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,546,819
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,161,513
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,578,914
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	557,899
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,249,669
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	5,919,633
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	17,110,741
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	17,000	17,327,750
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	3,560,593
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	7,157,036
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,119,861
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,046,852
Series D-1, VRDN, 5.00%, 11/15/34(b)	4,000	4,050,239
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	8,008,512
Series E, 4.00%, 11/15/38 (Call 10/02/23)	2,345	2,239,583
Series E, 4.00%, 11/15/45 (Call 11/15/30)	10,905	9,957,967
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,030,988
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,178,965
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 09/21/23)	4,000	4,006,545
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,000,961
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	5,716,430
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,358,219
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	910,907
Series A, 5.00%, 11/15/30	2,500	2,871,012
Series A, 5.00%, 11/15/31 (Call 05/15/31)	10,000	11,575,553
Series A, 5.00%, 11/15/32 (Call 05/15/31)	5,000	5,774,002
Series A, 5.00%, 11/15/33 (Call 05/15/31)	5,000	5,764,699
Series A, 5.00%, 11/15/34 (Call 05/15/31)	5,020	5,759,637
Series A, 5.00%, 11/15/35 (Call 05/15/31)	5,180	5,884,700
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,492,781
New York City Municipal Water Finance Authority RB
3.00%, 06/15/40 (Call 12/15/30)	8,470	6,894,948
4.00%, 06/15/43 (Call 12/15/30)	10,000	9,693,144
4.00%, 06/15/48 (Call 12/15/27)	8,830	8,408,537
4.00%, 06/15/50 (Call 12/15/30)	15,500	14,649,433
4.13%, 06/15/47 (Call 06/15/33)	5,000	4,868,620
5.00%, 06/15/32 (Call 12/15/25)	7,880	8,173,601

Security	Par (000)	Value

New York (continued)
5.00%, 06/15/33 (Call 06/15/27)	$3,945	$4,211,944
5.00%, 06/15/37 (Call 06/15/28)	2,720	2,898,156
5.00%, 06/15/51 (Call 06/15/31)	5,530	5,807,313
VRDN, 4.00%, 06/15/44 (Call 08/31/23)(b)	9,400	9,400,000
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	5,481,776
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,370	2,519,542
Series AA-1, 4.00%, 06/15/51 (Call 06/15/31)	8,250	7,770,579
Series AA2, VRDN, 4.00%, 06/15/50 (Call 08/31/23)(b)	57,645	57,645,000
Series B, VRDN, 3.95%, 06/15/50 (Call 08/31/23)(b)	10,000	10,000,000
Series BB, 4.00%, 06/15/47 (Call 09/21/23)	22,165	21,220,543
Series BB, 4.63%, 06/15/46 (Call 09/21/23)	1,020	1,020,109
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	8,780	6,371,981
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	10,695	8,246,474
Series BB-1, 4.00%, 06/15/45 (Call 12/15/31)	5,450	5,220,896
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	11,382,034
Series BB-1, 5.00%, 06/15/49 (Call 12/15/29)	31,975	33,485,333
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	12,505	12,186,106
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,507,437
Series C, 5.00%, 06/15/26 (Call 12/15/24)	2,750	2,806,513
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	15,214,817
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	7,930	7,521,627
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	1,750	1,648,305
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	28,230	29,019,692
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,570,852
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	11,000	10,719,486
Series CC-2, 5.00%, 06/15/25	1,365	1,407,924
Series DD, 5.00%, 06/15/26	11,760	12,384,142
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	5,765	5,815,533
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	20,239,307
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	8,074,515
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	20,855	21,550,400
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	3,661,221
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	4,500	4,522,312
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	5,375	5,584,864
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,616,511
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	4,385,244
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	6,000	5,960,398
Series EE, 4.00%, 06/15/45 (Call 06/15/32)	5,000	4,789,813
Series EE, 5.00%, 06/15/28	3,500	3,839,287
Series EE, 5.00%, 06/15/39 (Call 06/15/32)	6,250	6,863,736
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	6,959,919
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	11,575	11,636,663
Series EE, 5.00%, 06/15/45 (Call 06/15/28)	10,750	11,229,043
Series EE, 5.00%, 06/15/45 (Call 06/15/32)	28,145	30,004,326
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	6,420,097
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,117,208
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	982,721
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,176,054
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	6,079,461
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	8,369,144
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,066,853
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	9,485,028
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	6,315	6,457,069
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	4,590	4,510,691
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	1,854,062
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	5,894,405
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	18,695	19,557,047
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	8,445	8,823,384
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	11,500	10,868,934

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
3.00%, 07/15/38 (Call 07/15/31) (SAW)	$9,000	$7,781,413
3.00%, 07/15/49 (Call 07/15/29)	1,375	1,027,541
5.00%, 07/15/25 (SAW)	375	386,549
5.00%, 07/15/25 (ETM) (SAW)	2,085	2,149,868
5.00%, 07/15/31 (Call 07/15/27) (SAW)	2,000	2,142,902
5.00%, 07/15/32 (SAW)	1,900	2,198,602
5.00%, 07/15/32 (Call 01/15/26) (SAW)	5,000	5,193,168
5.00%, 07/15/36 (Call 07/15/25) (SAW)	1,500	1,536,367
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,217,769
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	11,294,056
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,528,712
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	8,425	8,962,544
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,750,922
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	2,170	2,191,942
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	9,900	10,110,538
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	10,710	11,146,968
Series S-1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	1,000	1,040,700
Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	16,170	16,569,234
Series S-1A, 5.00%, 07/15/31 (SAW)	2,500	2,858,217
Series S-1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	1,708,722
Series S-1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	6,250	7,111,009
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,059,405
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,539,907
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	6,240	6,346,239
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,015,034
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,233,148
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,217,726
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,452,058
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	8,240	8,900,830
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	7,500	7,715,926
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,362,877
Series S-3, 5.00%, 07/15/36 (Call 07/15/28) (SAW)	5,000	5,334,525
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,059,613
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	6,502,203
Series S-4A, 5.00%, 07/15/25 (SAW)	1,835	1,891,515
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,700,495
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	2,971,189
Series S-4A, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	5,200	5,509,986
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	1,702,052
3.00%, 11/01/39 (Call 11/01/30)	2,000	1,653,915
4.00%, 05/01/36 (Call 11/01/30)	10,000	10,121,040
4.00%, 05/01/37 (Call 11/01/30)	4,750	4,775,971
4.00%, 05/01/38 (Call 11/01/30)	9,000	8,974,093
4.00%, 08/01/38 (Call 08/01/32)	1,500	1,495,298
4.00%, 11/01/38 (Call 11/01/30)	11,875	11,837,423
4.00%, 02/01/39 (Call 02/01/31)	3,000	2,973,857
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,252,723
4.00%, 05/01/40 (Call 11/01/30)	6,000	5,924,089
4.00%, 05/01/41 (Call 11/01/30)	2,000	1,965,528
4.00%, 02/01/42 (Call 02/01/31)	5,000	4,879,867
4.00%, 02/01/42 (Call 02/01/32)	4,230	4,128,367
4.00%, 05/01/42 (Call 11/01/30)	7,770	7,583,585
4.00%, 05/01/43 (Call 11/01/30)	5,000	4,855,794
4.00%, 02/01/47 (Call 02/01/32)	26,305	25,023,260
4.00%, 11/01/47 (Call 11/01/30)	8,725	8,282,063
4.00%, 08/01/48 (Call 08/01/32)	14,595	13,805,301

Security	Par (000)	Value

New York (continued)
4.00%, 02/01/51 (Call 02/01/33)	$1,595	$1,496,978
4.00%, 05/01/53 (Call 05/01/33)	3,000	2,799,258
5.00%, 11/01/23 (ETM)	240	240,604
5.00%, 11/01/24	14,530	14,819,062
5.00%, 11/01/26	5,570	5,900,350
5.00%, 08/01/27	2,960	3,180,776
5.00%, 08/01/27 (Call 08/01/24)	1,070	1,083,153
5.00%, 11/01/27	13,470	14,546,550
5.00%, 11/01/28	34,530	37,822,073
5.00%, 11/01/28 (Call 11/01/27)	6,000	6,409,653
5.00%, 11/01/29	17,150	18,972,140
5.00%, 11/01/30	4,000	4,474,595
5.00%, 02/01/31 (Call 02/01/24)	12,255	12,319,648
5.00%, 05/01/31 (Call 11/01/30)	3,500	3,919,504
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,520,323
5.00%, 11/01/32 (Call 11/01/30)	3,000	3,354,408
5.00%, 11/01/32 (Call 05/01/32)	5,000	5,698,693
5.00%, 11/01/33 (Call 11/01/30)	2,980	3,325,314
5.00%, 11/01/33 (Call 05/01/31)	2,500	2,807,604
5.00%, 11/01/33 (Call 11/01/31)	3,000	3,390,282
5.00%, 02/01/34 (Call 02/01/24)	10,000	10,046,701
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,119,123
5.00%, 05/01/34 (Call 05/01/33)	6,000	6,880,924
5.00%, 11/01/34 (Call 05/01/29)	4,000	4,337,914
5.00%, 11/01/36 (Call 11/01/30)	16,345	17,785,346
5.00%, 05/01/37 (Call 11/01/30)	11,385	12,329,116
5.00%, 05/01/38 (Call 05/01/33)	1,000	1,096,605
5.00%, 05/01/39 (Call 05/01/27)	11,400	11,814,954
5.00%, 05/01/39 (Call 05/01/33)	2,000	2,185,606
5.00%, 08/01/39 (Call 08/01/32)	8,000	8,694,100
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,285,281
5.00%, 05/01/40 (Call 05/01/33)	2,000	2,177,580
5.00%, 02/01/41 (Call 02/01/24)	5,000	5,015,703
5.00%, 08/01/43 (Call 08/01/32)	5,000	5,365,366
5.00%, 05/01/44 (Call 05/01/33)	2,000	2,150,024
5.00%, 02/01/45 (Call 02/01/33)	20,000	21,367,264
5.00%, 02/01/51 (Call 02/01/32)	10,000	10,521,097
5.25%, 11/01/37 (Call 11/01/32)	5,375	6,047,907
5.25%, 11/01/38 (Call 11/01/32)	1,000	1,118,983
5.50%, 11/01/45 (Call 11/01/32)	7,650	8,512,401
VRDN, 3.92%, 02/01/45 (Call 08/31/23)(b)	17,010	17,010,000
VRDN, 4.00%, 02/01/45 (Call 08/31/23)(b)	39,735	39,735,000
Series A, 5.00%, 08/01/37 (Call 08/01/28)	1,560	1,654,081
Series A-1, 4.00%, 11/01/36 (Call 11/01/31)	5,005	5,051,040
Series A-1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	1,966,426
Series A-1, 5.00%, 05/01/24	2,500	2,528,042
Series A-1, 5.00%, 08/01/24	3,640	3,696,471
Series A-1, 5.00%, 11/01/26	2,240	2,372,851
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,076,285
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,142,956
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,336,684
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,010,510
Series A-1, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,156,584
Series A-1, 5.00%, 11/01/34 (Call 11/01/31)	5,330	5,990,415
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,713,086
Series A-1, 5.00%, 11/01/35 (Call 11/01/23)	30,275	30,344,063
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,558,010
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	755,751
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	3,725	3,732,616
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,185,133

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	$5,000	$5,357,416
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	2,658,995
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	3,993,925
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	3,570	3,786,796
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,274,914
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	22,880	22,485,636
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	10,795	10,531,494
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	4,635,871
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	2,955	2,869,774
Series A-3, 4.00%, 05/01/44 (Call 05/01/29)	11,000	10,623,251
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	5,188,546
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,181,101
Series A4, VRDN, 3.95%, 08/01/39 (Call 08/31/23)(b)	20,000	20,000,000
Series A-4, 3.90%, 11/01/29 (Call 08/31/23)(b)	17,500	17,500,000
Series A-6, 5.00%, 08/01/27	5,750	6,178,873
Series A-6, 5.00%, 08/01/29	5,560	6,127,890
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,625,713
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,081,593
Series B-1, 4.00%, 08/01/39 (Call 08/01/31)	6,500	6,436,438
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	982,374
Series B-1, 4.00%, 08/01/42 (Call 08/01/31)	7,710	7,515,702
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	5,750	5,603,700
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	5,250	5,040,182
Series B-1, 4.00%, 08/01/45 (Call 08/01/31)	18,165	17,438,705
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	31,680	30,372,284
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	3,796,934
Series B-1, 5.00%, 11/01/26	1,245	1,318,839
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,456,371
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,063,325
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	3,665,985
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,750	1,831,013
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,060,727
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	4,845,396
Series B-1, 5.00%, 08/01/34 (Call 08/01/28)	1,000	1,078,292
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	1,000	1,091,215
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,064,235
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,217,325
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,548,481
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	8,500	9,195,369
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,148,072
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	211,226
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	9,000	9,295,516
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,324,720
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,048,128
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	40,140	40,351,020
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	3,609,225
Series B-1, 5.25%, 08/01/37 (Call 08/01/28)	3,000	3,219,907
Series B-4, VRDN, 4.00%, 08/01/42 (Call 08/31/23)(b)	20,000	20,000,000
Series C, 5.00%, 11/01/25	2,075	2,153,224
Series C, 5.00%, 11/01/26	4,255	4,507,359
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,050	1,059,185
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,005	4,104,985
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,033,263
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	7,659,953
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,304,565
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	996,836
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	10,037,625
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	6,780	6,690,278
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	6,540	6,373,600

Security	Par (000)	Value

New York (continued)
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	$5,780	$5,638,910
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	4,855,794
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	12,559,580
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	7,373,824
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	6,564,500
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,093,755
Series C-4, VRDN, 4.00%, 11/01/36(b)	10,000	10,000,000
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,518,604
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	2,688,855
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	3,961,569
Series D-S, 4.00%, 11/01/43 (Call 11/01/30)	13,000	12,625,077
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	1,457,875
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,467,826
Series E-1, 4.00%, 02/01/43 (Call 02/01/31)	4,000	3,888,932
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,120,235
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	30,580	29,220,217
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	1,000	943,980
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,494,500
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,296,112
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,037,847
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,744,102
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,051,518
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,019,667
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,430	5,621,510
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	4,813,232
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	2,679,187
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	5,135	5,273,064
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	2,782,030
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,242,073
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	15,650	15,871,804
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	2,820	2,897,508
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	6,935	6,954,774
Series F-1, 4.00%, 02/01/40 (Call 10/02/23)	16,775	16,560,555
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	965,750
Series F-1, 4.00%, 02/01/51 (Call 02/01/32)	10,925	10,253,592
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,290,674
Series F-1, 5.00%, 05/01/32 (Call 05/01/27)	3,250	3,436,897
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,348,943
Series F-1, 5.00%, 02/01/40 (Call 02/01/32)	1,350	1,456,754
Series F-1, 5.00%, 02/01/43 (Call 02/01/32)	6,000	6,417,709
VRDN, 4.00%, 08/01/39 (Call 08/31/23)(b)	10,275	10,275,000
New York City Transitional Finance Authority RB
5.00%, 05/01/35 (11/01/33)	5,000	5,714,982
5.00%, 05/01/39 (11/01/33)	1,500	1,645,117
5.00%, 05/01/40 (11/01/33)	2,500	2,731,380
5.00%, 05/01/43 (11/01/33)	3,000	3,244,204
5.50%, 05/01/44 (11/01/33)	2,000	2,256,663
5.50%, 05/01/47 (11/01/33)	2,500	2,788,820
New York City Water & Sewer System RB
4.00%, 06/15/46 (Call 06/15/25)	5,000	4,799,177
5.00%, 06/15/48 (Call 06/15/31)	9,040	9,515,178
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,143,461
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,011,112
Series AA1, VRDN, 4.00%, 06/15/50 (Put 08/31/23)(b)	3,330	3,330,000
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,436,154
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	10,973,184
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	3,665	3,697,125
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,007,006
Series DD-1, 5.00%, 06/15/30	2,000	2,267,049

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series EE, 5.00%, 06/15/30	$3,500	$3,967,335
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,103,097
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,335	1,376,678
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,060,219
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	3,653,640
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	26,665	29,212,214
Series GG, 5.00%, 06/15/31 (Call 06/15/25)	2,500	2,571,619
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	14,595,617
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,520,177
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,008,699
Series A, 0.00%, 11/15/47(a)	2,500	724,173
Series A, 0.00%, 11/15/55(a)	2,500	462,525
New York Power Authority RB
4.00%, 11/15/37 (Call 11/15/31) (AGM)	500	501,876
4.00%, 11/15/41 (Call 11/15/31) (AGM)	2,000	1,944,092
4.00%, 11/15/47 (Call 11/15/31)	4,000	3,784,712
4.00%, 11/15/52 (Call 11/15/31) (AGM)	12,825	11,985,082
4.00%, 11/15/61 (Call 11/15/31)	5,000	4,553,839
5.00%, 11/15/28 (AGM)	1,000	1,107,179
5.00%, 11/15/32 (Call 11/15/31) (AGM)	1,000	1,162,983
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	739,156
Series A, 4.00%, 11/15/45 (Call 05/15/30)	10,555	10,190,468
Series A, 4.00%, 11/15/50 (Call 05/15/30)	37,950	36,165,018
Series A, 4.00%, 11/15/55 (Call 05/15/30)	9,090	8,540,580
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	16,880,400
New York State Dormitory Authority RB
3.00%, 03/15/51 (Call 03/15/32)	27,350	19,844,739
4.00%, 07/01/36 (Call 07/01/27)	5,000	5,032,990
4.00%, 07/01/37 (Call 07/01/28)	7,095	7,085,471
4.00%, 07/01/41 (Call 07/01/28)	1,000	966,505
4.00%, 03/15/43 (Call 03/15/31)	10,000	9,665,576
4.00%, 03/15/45 (Call 03/15/32)	5,000	4,776,755
4.00%, 03/15/46 (Call 03/15/32)	11,000	10,449,824
4.00%, 03/15/48 (Call 03/15/32)	7,570	7,129,770
4.00%, 02/15/49 (Call 02/15/30)	3,550	3,335,021
4.00%, 07/01/50 (Call 07/01/29)	5,000	4,544,030
4.00%, 07/01/50 (Call 07/01/30)	1,500	1,412,947
5.00%, 03/15/25	15,000	15,392,092
5.00%, 02/15/26	2,225	2,319,932
5.00%, 02/15/26 (ETM)	3,775	3,934,567
5.00%, 03/15/30	29,170	32,632,721
5.00%, 02/15/31 (Call 02/15/27)	5,000	5,282,738
5.00%, 03/15/31	10,000	11,303,011
5.00%, 03/15/33 (Call 09/15/25)	4,840	4,985,365
5.00%, 09/15/33 (03/15/33)	14,690	16,989,477
5.00%, 03/15/34 (03/15/33)	10,000	11,527,799
5.00%, 03/15/35 (03/15/33)	18,305	20,910,827
5.00%, 03/15/35 (Call 03/15/32)	14,000	15,711,623
5.00%, 02/15/36 (Call 02/15/27)	1,495	1,562,122
5.00%, 02/15/36 (PR 02/15/27)	5	5,315
5.00%, 03/15/36 (03/15/33)	9,000	10,161,055
5.00%, 03/15/39 (03/15/33)	10,000	10,985,206
5.00%, 03/15/39 (Call 03/15/24)	3,400	3,419,815
5.00%, 07/01/39 (07/01/27)	5,200	5,449,968
5.00%, 03/15/41 (09/15/28)	5,000	5,244,605
5.00%, 03/15/44 (Call 03/15/31)	30,115	31,709,758
5.00%, 10/01/45	3,500	3,918,781
5.00%, 07/01/48 (07/01/25)	8,990	9,141,034
5.00%, 07/01/48 (Call 07/01/28)	1,250	1,321,227

Security	Par (000)	Value

New York (continued)
5.00%, 07/01/49 (Call 07/01/29)	$25,540	$26,803,658
5.00%, 07/01/50 (Call 07/01/30)	1,500	1,572,126
5.00%, 07/01/51 (Call 07/01/31)	5,000	5,310,117
Series 1, 5.50%, 07/01/40 (AMBAC)	530	615,060
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,064,032
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	1,854,774
Series 2015B-B, 5.00%, 03/15/32 (Call 09/15/25)	3,130	3,225,246
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	4,769,623
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	4,025,799
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	3,885,891
Series A, 3.00%, 03/15/49 (Call 09/15/30)	14,820	10,926,015
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	10,119,890
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	16,337,058
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	5,166,707
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	5,049,169
Series A, 4.00%, 03/15/39 (Call 03/15/31)	13,210	13,088,743
Series A, 4.00%, 07/01/39 (Call 07/01/26)	5,170	5,063,216
Series A, 4.00%, 07/01/39 (Call 07/01/31)	4,750	4,651,891
Series A, 4.00%, 03/15/40 (Call 03/15/32)	6,155	6,062,162
Series A, 4.00%, 07/01/40 (Call 07/01/31)	17,530	16,890,719
Series A, 4.00%, 07/01/41 (Call 07/01/26)	1,000	966,505
Series A, 4.00%, 03/15/42 (Call 03/15/31)	13,515	13,098,526
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	4,832,788
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	4,826,348
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	4,799,594
Series A, 4.00%, 07/01/46 (Call 07/01/31)	3,000	2,866,250
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	6,152,151
Series A, 4.00%, 07/01/47 (Call 07/01/32)	940	825,477
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	894,753
Series A, 5.00%, 02/15/24	3,240	3,264,532
Series A, 5.00%, 03/15/24	1,800	1,816,223
Series A, 5.00%, 02/15/25	1,640	1,680,364
Series A, 5.00%, 03/15/25	7,975	8,187,060
Series A, 5.00%, 03/15/25 (PR 03/15/24)	10,565	10,665,761
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,007,572
Series A, 5.00%, 03/15/26 (Call 03/15/25)	4,025	4,114,499
Series A, 5.00%, 02/15/27 (PR 02/15/24)	1,730	1,743,099
Series A, 5.00%, 03/15/27	1,265	1,349,169
Series A, 5.00%, 03/15/27 (PR 03/15/25)	1,365	1,400,622
Series A, 5.00%, 03/15/27 (PR 09/15/26)	2,555	2,705,449
Series A, 5.00%, 02/15/28 (Call 02/15/27)	30,195	31,943,227
Series A, 5.00%, 03/15/28	4,245	4,587,983
Series A, 5.00%, 03/15/28 (ETM)	5	5,430
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,805	2,826,762
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	3,577,825
Series A, 5.00%, 03/15/29	7,500	8,235,971
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	4,816,585
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,228,150
Series A, 5.00%, 03/15/30	10,000	11,187,082
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,007,549
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	2,760,036
Series A, 5.00%, 03/15/30 (Call 09/15/26)	5,910	6,183,671
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,067,929
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	6,538,316
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	3,489,709
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,316,946
Series A, 5.00%, 03/15/32 (Call 03/15/24)	6,400	6,446,978
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	2,690,123
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,320,368
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	15,259,246

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/32 (Call 09/15/30)	$6,000	$6,693,672
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,036,179
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,185,343
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	7,067,481
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,111,958
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	13,917,992
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,618,542
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,110,782
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,228,700
Series A, 5.00%, 07/01/34 (Call 07/01/27)	3,000	3,200,969
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,018,501
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	5,260,316
Series A, 5.00%, 03/15/35 (Call 03/15/31)	10,210	11,329,457
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	10,879,003
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	5,304,354
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	7,547,900
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	10,989,810
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,606,461
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	13,289,437
Series A, 5.00%, 03/15/39 (Call 03/15/29)	4,250	4,504,258
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,110,453
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,402,793
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	3,655,648
Series A, 5.00%, 03/15/41 (Call 03/15/32)	21,000	22,475,907
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,552,378
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	4,386,285
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,033,737
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	2,645,844
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	8,414,423
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	10,324,931
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	9,356,855
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,154,783
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,404,261
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	10,114,968
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,353,873
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	4,972,286
Series A, 5.00%, 10/01/48	5,500	6,141,524
Series A, 5.00%, 03/15/49 (Call 03/15/31)	5,645	5,897,935
Series A, 5.00%, 07/01/49 (Call 07/01/29)	2,285	2,368,379
Series A, 5.00%, 10/01/50	2,190	2,448,229
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	5,364,397
Series A, 5.75%, 07/01/27 (NPFGC)	305	320,049
Series A-2, 5.00%, 10/01/46	2,000	2,237,103
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,032,745
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,368,581
Series B, 5.00%, 02/15/25	3,525	3,611,757
Series B, 5.00%, 03/15/27 (PR 09/15/25)	5,815	6,030,561
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	12,493,384
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	9,114,671
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,133,079
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,120
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,278,904
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,099,859
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,129,705
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	6,231,937
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,312,017
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,120
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,053,604
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	2,890,845
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	6,514,086

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/37 (PR 02/15/25)	$5	$5,120
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,013,630
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,053,041
Series B, 5.00%, 10/01/38 (Call 04/01/28)	10,700	11,472,907
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,131,022
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	5,369
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,075,044
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	171,865
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,039,838
Series B, 5.00%, 07/01/45 (PR 07/01/25)	8,325	8,586,159
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,046,798
Series B, 5.50%, 03/15/26 (AMBAC)	1,105	1,167,340
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,518,157
Series C, 4.00%, 07/01/49 (Call 07/01/29)	11,000	10,317,987
Series C, 5.00%, 03/15/24	3,250	3,280,996
Series C, 5.00%, 03/15/26	4,000	4,190,753
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	1,863,773
Series C, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,402,077
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,007,236
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	11,767,151
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	5,426,751
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,012,489
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,005,984
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,572,305
Series C, 5.00%, 03/15/44 (Call 03/15/24)	19,100	19,202,365
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	3,873,205
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,523,006
Series D, 4.00%, 02/15/47 (Call 02/15/30)	26,190	24,761,291
Series D, 5.00%, 02/15/24	3,000	3,022,715
Series D, 5.00%, 02/15/25	2,770	2,838,231
Series D, 5.00%, 02/15/26	10,020	10,447,515
Series D, 5.00%, 02/15/27 (PR 08/15/26)	1,000	1,054,081
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,575,758
Series D, 5.00%, 02/15/29	9,705	10,643,726
Series D, 5.00%, 02/15/33 (Call 02/15/30)	2,205	2,436,473
Series D, 5.00%, 02/15/34 (Call 02/15/30)	21,700	23,919,137
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	5,200,816
Series E, 3.00%, 03/15/41 (Call 03/15/32)	10,250	8,252,888
Series E, 3.25%, 03/15/35 (Call 10/02/23)	25,000	23,928,057
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,459,867
Series E, 4.00%, 03/15/37 (Call 03/15/32)	11,000	11,127,767
Series E, 4.00%, 03/15/39 (Call 03/15/32)	11,230	11,126,918
Series E, 4.00%, 03/15/42 (Call 03/15/32)	5,605	5,432,278
Series E, 4.00%, 03/15/44 (Call 03/15/32)	17,500	16,798,579
Series E, 5.00%, 02/15/24	1,110	1,118,404
Series E, 5.00%, 03/15/24	4,125	4,162,178
Series E, 5.00%, 03/15/27	2,000	2,133,074
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,195	5,639,399
Series E, 5.00%, 03/15/31 (Call 09/15/25)	24,195	24,912,094
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	308,713
Series E, 5.00%, 03/15/33 (Call 03/15/32)	7,000	7,941,918
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,137,323
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	10,947,094
Series E, 5.00%, 03/15/36 (Call 09/15/25)	24,200	24,750,371
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	10,551,411
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,205,120
Series E, 5.00%, 03/15/44 (Call 09/15/28)	9,800	10,227,349
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	2,912,147
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,305	2,382,218

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Environmental Facilities Corp. RB
3.00%, 10/15/50 (Call 10/15/30)	$8,725	$6,505,799
4.00%, 06/15/47 (Call 06/15/32)	15,000	14,350,009
4.00%, 06/15/49 (Call 06/15/29)	5,670	5,394,934
5.00%, 06/15/24	3,250	3,295,492
5.00%, 06/15/26	2,500	2,633,367
5.00%, 06/15/42 (Call 06/15/27)	5,000	5,237,733
5.00%, 09/15/47 (Call 09/15/32)	5,000	5,337,722
5.00%, 06/15/48 (Call 06/15/28)	11,310	11,932,747
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,480,773
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,116,184
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,241,750
Series A, 5.00%, 06/15/46 (Call 06/15/27)	16,825	17,490,493
Series B, 4.00%, 06/15/49 (Call 06/15/29)	2,500	2,378,719
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	10,593,016
Series E, 5.00%, 06/15/47 (Call 06/15/27)	19,095	19,820,186
New York State Thruway Authority RB
4.00%, 03/15/44 (Call 09/15/32)	40,000	38,238,824
4.00%, 03/15/49 (Call 09/15/32)	6,570	6,170,205
4.00%, 03/15/51 (Call 09/15/32)	17,225	16,081,539
4.13%, 03/15/56 (Call 09/15/32)	8,000	7,502,485
5.00%, 03/15/25	12,490	12,816,482
5.00%, 03/15/28	5,000	5,421,590
5.00%, 03/15/30	10,000	11,168,230
5.00%, 03/15/31	20,000	22,649,140
5.00%, 03/15/46 (Call 09/15/32)	5,000	5,300,617
5.00%, 03/15/48 (Call 09/15/32)	62,625	66,164,358
5.00%, 03/15/53 (Call 09/15/32)	25,000	26,296,860
5.00%, 03/15/54 (Call 09/15/32)	5,000	5,255,552
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	894,811
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,027,015
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,083,986
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,072,929
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,539,639
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	2,260	2,298,308
Series A-1, 4.00%, 03/15/41 (Call 03/15/31)	1,110	1,068,607
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	5,000	4,723,100
Series A-1, 4.00%, 03/15/46 (Call 03/15/31)	5,315	5,005,432
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	7,435	6,717,453
Series A-1, 5.00%, 03/15/25	5,000	5,130,698
Series A-1, 5.00%, 03/15/26	5,000	5,228,001
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	1,841,610
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	1,744,879
Series B, 4.00%, 01/01/38 (Call 01/01/30)	5,500	5,357,397
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	3,573,722
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	1,958,534
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	1,904,885
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	7,314,943
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,362,865
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	7,454,763
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,175,403
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,675	2,687,311
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,005,594
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,074,769
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	5,463,890
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,009,701
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,072,326
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	2,131,395
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	5,432,313
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	3,772,892

Security	Par (000)	Value

New York (continued)
Series O, 4.00%, 01/01/48 (Call 07/01/31)	$5,845	$5,502,030
Series O, 5.00%, 01/01/33 (Call 07/01/31)	10,000	11,314,767
New York State Urban Development Corp. RB
3.00%, 03/15/40 (Call 09/15/30)	26,835	22,191,182
3.00%, 03/15/48 (Call 09/15/30)	3,000	2,251,914
3.00%, 03/15/50 (Call 09/15/31)	7,730	5,757,354
4.00%, 03/15/34 (Call 09/15/30)	2,500	2,606,781
4.00%, 03/15/37 (Call 09/15/30)	2,500	2,523,049
4.00%, 03/15/39 (Call 09/15/30)	2,000	1,983,914
4.00%, 03/15/42 (Call 09/15/30)	8,025	7,807,853
4.00%, 03/15/44 (09/15/31)	5,350	5,135,566
4.00%, 03/15/49 (Call 09/15/30)	6,900	6,500,328
5.00%, 03/15/25	1,490	1,528,948
5.00%, 03/15/27	1,090	1,158,932
5.00%, 03/15/27 (PR 03/15/24)	1,000	1,009,013
5.00%, 09/15/27	3,400	3,650,704
5.00%, 03/15/28	4,580	4,954,076
5.00%, 09/15/28	9,005	9,830,430
5.00%, 03/15/29	8,000	8,793,576
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,014,994
5.00%, 03/15/30	14,980	16,692,440
5.00%, 03/15/31	1,750	1,978,027
5.00%, 03/15/32 (Call 09/15/30)	2,500	2,795,713
5.00%, 03/15/33 (Call 09/15/30)	8,000	8,928,852
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,316,402
5.00%, 03/15/35 (Call 09/15/28)	7,500	8,125,765
5.00%, 03/15/36 (Call 09/15/30)	31,000	33,989,621
5.00%, 03/15/40 (Call 09/15/32)	10,000	10,800,486
5.00%, 03/15/43 (Call 09/15/30)	17,900	18,868,800
5.00%, 03/15/44 (Call 09/15/30)	1,000	1,051,168
5.00%, 03/15/44 (Call 09/15/32)	24,105	25,629,130
5.00%, 03/15/46 (Call 09/15/32)	10,000	10,578,117
5.00%, 03/15/47 (Call 09/15/30)	11,850	12,386,972
5.00%, 03/15/48 (Call 09/15/32)	10,000	10,542,142
5.00%, 03/15/50 (Call 09/15/30)	20,950	21,829,052
5.00%, 03/15/50 (Call 09/15/32)	15,000	15,776,745
Series A, 4.00%, 03/15/37 (Call 09/15/31)	7,500	7,593,098
Series A, 4.00%, 03/15/39 (Call 09/15/31)	3,265	3,253,631
Series A, 4.00%, 03/15/40 (Call 09/15/30)	2,910	2,872,976
Series A, 4.00%, 03/15/42 (Call 09/15/29)	7,750	7,511,178
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	966,558
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	4,799,594
Series A, 4.00%, 03/15/45 (Call 09/15/30)	1,000	958,059
Series A, 4.00%, 03/15/45 (Call 09/15/31)	2,250	2,155,632
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,388,806
Series A, 4.00%, 03/15/47 (Call 09/15/31)	16,500	15,710,341
Series A, 4.00%, 03/15/49 (Call 09/15/30)	54,995	51,809,497
Series A, 5.00%, 03/15/24	3,540	3,572,096
Series A, 5.00%, 03/15/26	8,805	9,193,417
Series A, 5.00%, 03/15/27	10,000	10,632,402
Series A, 5.00%, 03/15/27 (Call 03/15/26)	3,710	3,877,711
Series A, 5.00%, 03/15/27 (PR 09/15/25)	10,000	10,350,754
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,586,561
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,077,366
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	10,572,072
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,030,628
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,582,945
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	3,882,089
Series A, 5.00%, 03/15/35 (Call 09/15/25)	6,525	6,700,345
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,516,811

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/35 (Call 09/15/29)	$2,500	$2,734,792
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	2,651,371
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,085,219
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	2,799,513
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,173,325
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,128,192
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	2,650,890
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	3,854,413
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,405,327
Series A-1, 5.00%, 03/15/28 (Call 09/21/23)	2,020	2,023,131
Series A-1, 5.00%, 03/15/29 (Call 09/21/23)	1,270	1,271,991
Series A-1, 5.00%, 03/15/30 (Call 09/21/23)	2,500	2,502,590
Series A-1, 5.00%, 03/15/43 (Call 09/21/23)	6,400	6,404,158
Series C, 5.00%, 03/15/30 (Call 10/02/23)	4,540	4,547,649
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	1,898,615
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	2,740,441
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,554,149
Series E, 3.00%, 03/15/40 (Call 03/15/30)	4,500	3,718,707
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	11,051,063
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	5,205,906
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,550,044
Series E, 4.00%, 03/15/36 (Call 03/15/30)	3,500	3,575,863
Series E, 4.00%, 03/15/41 (Call 03/15/30)	19,500	19,125,881
Series E, 4.00%, 03/15/46 (Call 03/15/30)	7,375	7,026,516
Series E, 5.00%, 03/15/25	5,025	5,156,351
Series E, 5.00%, 03/15/26	2,445	2,552,857
Series E, 5.00%, 03/15/28	3,000	3,245,028
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,322,862
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,064,049
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,591,147
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	2,000	1,988,262
4.00%, 09/01/49 (Call 09/01/29)	14,060	13,347,009
5.00%, 09/01/31 (Call 09/01/29)	10,295	11,390,729
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,655,648
5.00%, 09/01/34 (Call 09/01/29)	5,000	5,503,160
5.00%, 10/15/35 (Call 10/15/25)	10,675	10,988,729
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,356,458
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	19,000	18,500,638
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,409,756
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	2,405	2,413,777
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,003,601
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	6,632,454
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,505,155
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	986,131
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	4,822,233
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	1,930,783
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,205	1,237,238
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,086,855
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,027,043
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	961,709
Series 194, 5.00%, 10/15/24	570	580,833
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,069,088
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,446,047
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,097,434
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	4,641,512
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	14,780	15,102,491
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,025,000
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	9,730,271

Security	Par (000)	Value

New York (continued)
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	$8,190	$8,327,178
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	9,763,305
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,434,292
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,069,374
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	2,764,773
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,056,147
Series 209, 5.00%, 07/15/29 (Call 07/15/28)	4,000	4,347,108
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,342,175
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,075,362
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	6,500	6,166,560
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	3,500	3,682,720
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	9,414,852
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,125,839
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	3,822,187
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	13,270	13,082,740
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	12,185	11,673,625
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	7,670	7,234,134
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	2,500	2,290,415
Series 230, 3.00%, 12/01/31	5,000	4,914,646
Series 230, 3.00%, 12/01/32	3,000	2,927,926
Series 230, 4.00%, 12/01/30	1,500	1,610,634
Series 230, 5.25%, 12/01/52 (Call 12/01/32)	2,500	2,713,572
Series 5, 5.38%, 03/01/28	1,555	1,625,597
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	505,949
Sales Tax Asset Receivable Corp. RB
Series A, 4.00%, 10/15/32 (PR 10/15/24)	17,045	17,174,702
Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,036,850
Series A, 5.00%, 10/15/26 (PR 10/15/24)	4,600	4,684,756
Series A, 5.00%, 10/15/27 (PR 10/15/24)	5,030	5,122,679
Series A, 5.00%, 10/15/28 (Call 10/15/24)	7,860	8,004,822
Series A, 5.00%, 10/15/29 (Call 10/15/24)	5,685	5,789,747
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,030	7,159,529
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,019,358
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	2,953,646
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/40 (Call 11/15/29)	6,000	5,927,437
4.00%, 05/15/41 (Call 05/15/32)	1,000	985,777
4.00%, 11/15/42 (Call 10/02/23)	3,065	2,968,932
4.00%, 05/15/51 (Call 05/15/32)	6,800	6,417,144
4.00%, 11/15/52 (Call 11/15/32)	3,000	2,789,545
4.13%, 05/15/52 (05/15/32)	5,000	4,789,392
4.50%, 05/15/47 (Call 11/15/32)	7,000	7,115,557
4.50%, 05/15/52 (Call 11/15/32)	7,465	7,552,032
5.00%, 08/15/24	7,575	7,689,227
5.00%, 11/15/27 (Call 08/15/27)	11,155	11,979,492
5.00%, 05/15/28	20,335	22,146,901
5.00%, 11/15/28	2,085	2,291,516
5.00%, 11/15/28 (08/15/28)	5,000	5,461,161
5.00%, 11/15/30 (08/15/30)	5,000	5,631,041
5.00%, 11/15/31	5,000	5,718,970
5.00%, 11/15/32	3,000	3,467,608
5.00%, 11/15/32 (Call 05/15/32)	3,000	3,452,794
5.00%, 11/15/33 (08/15/33)	2,250	2,624,296
5.00%, 11/15/34 (Call 05/15/33)	3,825	4,383,436
5.00%, 11/15/35 (Call 05/15/33)	3,445	3,901,144
5.00%, 05/15/43 (Call 05/15/32)	1,000	1,072,361
5.00%, 05/15/52	32,725	36,725,841
5.50%, 05/15/52 (Call 11/15/32)	33,750	37,234,755
5.50%, 11/15/57 (Call 11/15/32)	3,000	3,275,498

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 0.00%, 11/15/30(a)	$10,800	$8,136,766
Series A, 0.00%, 11/15/31(a)	2,000	1,443,801
Series A, 0.00%, 11/15/32(a)	1,800	1,241,278
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	2,838,534
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	5,650,906
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,805	2,592,897
Series A, 5.00%, 11/01/25	2,800	2,903,184
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,034,669
Series A, 5.00%, 11/15/44 (Call 05/15/28)	13,420	13,980,964
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,265,550
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	8,078,087
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	9,424,875
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	10,641,086
Series A, 5.00%, 11/15/51 (Call 05/15/31)	2,875	3,012,097
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	4,171,345
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	2,935	2,810,101
Series A-1, 5.00%, 05/15/51 (Call 05/15/31)	25,800	27,116,688
Series A-2, VRDN, 2.00%, 05/15/45Put(b)	9,935	9,329,502
Series B, 0.00%, 11/15/32(a)	4,745	3,316,689
Series B, 5.00%, 11/15/30	1,000	1,128,190
Series B, 5.00%, 11/15/31	1,000	1,143,794
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,058,036
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,101,904
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,276,468
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,085,170
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,415,445
Series B-2, VRDN, 5.00%, 05/15/50(b)	2,000	2,068,829
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	13,498,662
Series C, 5.00%, 05/15/47 (Call 05/15/32)	3,735	3,962,497
Series C-1, 5.00%, 11/15/25	4,575	4,747,117
Series C-1A, 4.00%, 05/15/46 (Call 11/15/31)	8,255	7,903,709
Series C-1A, 5.00%, 05/15/39 (Call 11/15/31)	2,000	2,171,933
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	420	442,605
Series C-1B, VRDN, 5.00%, 05/15/51(b)	2,500	2,585,387
Series C-2, 3.00%, 05/15/33 (Call 11/15/31)	1,000	963,925
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	3,867,140
Series C-3, 3.00%, 05/15/51 (Call 11/15/31)	2,000	1,449,272
VRDN, VRDN, 3.92%, 01/01/35 (08/31/23)(b)	10,000	10,000,000
Triborough Bridge & Tunnel Authority Sales Tax Revenue RB
4.00%, 05/15/48 (Call 05/15/33)	4,000	3,804,724
4.13%, 05/15/53 (Call 05/15/33)	5,000	4,783,703
4.25%, 05/15/58 (Call 05/15/33)	5,000	4,797,885
4.50%, 05/15/63 (Call 05/15/33)	10,000	9,817,058
5.00%, 05/15/42 (Call 05/15/33)	1,335	1,448,047
5.00%, 05/15/48 (Call 05/15/33)	1,750	1,860,470
5.25%, 05/15/52 (Call 11/15/32)	3,000	3,231,477
5.50%, 05/15/63 (Call 05/15/33)	2,000	2,190,092
Utility Debt Securitization Authority RB
5.00%, 12/15/28 (Call 12/15/23)	3,965	3,979,556
5.00%, 12/15/28 (Call 06/15/26)	8,500	8,911,739
5.00%, 12/15/32 (Call 12/15/25)	1,830	1,900,225
5.00%, 12/15/33 (Call 12/15/25)	4,440	4,608,401
5.00%, 12/15/33 (Call 12/15/31)	5,500	6,356,749
5.00%, 12/15/34 (Call 12/15/32)	6,500	7,588,838
5.00%, 12/15/36 (Call 12/15/25)	2,750	2,837,795
5.00%, 12/15/37 (Call 12/15/25)	5,380	5,539,859
5.00%, 12/15/39 (Call 12/15/27)	8,660	9,221,095
5.00%, 12/15/40 (Call 12/15/27)	10,155	10,793,124
5.00%, 12/15/41 (Call 12/15/27)	8,000	8,486,135

Security	Par (000)	Value

New York (continued)
5.00%, 12/15/49 (Call 12/15/32)	$21,280	$23,005,802
5.00%, 09/15/52 (Call 12/15/32)	15,000	16,179,268
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,055	2,154,544
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,085,501
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	471,798
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,730	6,753,956
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,008,922
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	17,285	17,321,966

		7,254,451,527

North Carolina — 1.3%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/28	3,005	3,290,753
5.00%, 07/01/31 (Call 07/01/30)	6,875	7,783,025
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,018,979
City of Durham NC GO, 5.00%, 07/01/25	2,325	2,398,770
City of Greensboro NC GO
5.00%, 10/01/29 (Call 10/01/28)	5,000	5,469,173
5.00%, 04/01/41 (Call 04/01/32)	3,850	4,241,961
5.00%, 04/01/42 (Call 04/01/32)	3,920	4,300,403
5.00%, 04/01/43 (Call 04/01/32)	2,595	2,841,729
City of Raleigh NC Combined Enterprise System Revenue RB
4.00%, 12/01/35 (10/15/25)	8,515	8,529,807
Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	6,570,311
City of Winston-Salem NC Water & Sewer System Revenue RB, 2.38%, 06/01/41 (06/01/32)	2,345	1,704,711
County of Alamance NC GO, 5.00%, 05/01/24	6,540	6,611,655
County of Durham NC GO
5.00%, 06/01/25	1,205	1,242,023
5.00%, 06/01/26	1,005	1,055,561
5.00%, 06/01/27	1,555	1,666,948
5.00%, 06/01/32	1,695	1,975,513
5.00%, 06/01/34 (Call 06/01/33)	2,300	2,687,577
County of Guilford NC GO, 5.00%, 03/01/25	3,735	3,830,619
County of Mecklenburg NC GO
5.00%, 09/01/24	7,175	7,298,988
5.00%, 09/01/27	9,830	10,596,969
5.00%, 12/01/27	1,670	1,809,167
5.00%, 09/01/33 (Call 09/01/32)	5,000	5,834,727
County of Union NC GO
5.00%, 09/01/35 (09/01/33)	6,060	7,016,604
5.00%, 09/01/36 (09/01/33)	6,720	7,692,354
5.00%, 09/01/37 (09/01/33)	5,360	6,082,711
5.00%, 09/01/38 (09/01/33)	6,280	7,065,467
Series C, 5.00%, 09/01/25	3,000	3,103,875
County of Wake NC GO
5.00%, 04/01/25	6,255	6,422,379
5.00%, 05/01/34 (Call 05/01/33)	16,710	19,556,627
Series C, 5.00%, 03/01/25	6,695	6,865,415
County of Wake NC RB, 5.00%, 03/01/24	510	514,188
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	11,000	11,385,410
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,074,938
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/25	7,530	7,676,623
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,574,584
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	2,340	911,636
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	749,032

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
4.00%, 01/01/41 (Call 01/01/29) (AGM)	$2,000	$1,937,070
4.00%, 01/01/55 (Call 01/01/30)	2,000	1,792,526
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	1,835,141
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,065,118
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,070,749
5.00%, 01/01/49 (Call 01/01/30)	3,800	3,927,210
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,415	2,471,736
State of North Carolina
1.88%, 06/01/39 (Call 06/01/30)	20,000	14,536,598
5.00%, 05/01/25	8,000	8,229,670
State of North Carolina GO
3.00%, 06/01/35 (Call 06/01/28)	5,000	4,733,776
5.00%, 06/01/30 (Call 06/01/29)	3,950	4,396,124
Series A, 5.00%, 06/01/25	4,000	4,120,842
Series A, 5.00%, 06/01/26	11,515	12,097,413
Series A, 5.00%, 06/01/27	5,530	5,930,146
Series A, 5.00%, 06/01/27 (Call 06/01/26)	11,020	11,594,617
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	5,258,232
Series B, 5.00%, 06/01/24	11,950	12,098,359
Series B, 5.00%, 06/01/26	12,925	13,578,728
Series B, 5.00%, 06/01/27	1,500	1,608,539
Series B, 5.00%, 06/01/28	11,390	12,462,945
Series B, 5.00%, 06/01/29	1,000	1,113,310
State of North Carolina RB
4.00%, 03/01/34 (Call 03/01/31)	2,000	2,083,995
5.00%, 03/01/24	6,660	6,707,582
5.00%, 03/01/25	3,500	3,582,422
5.00%, 03/01/27	5,000	5,315,587
5.00%, 03/01/28	19,000	20,578,550
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,033,384
5.00%, 03/01/31 (Call 03/01/29)	2,500	2,748,622
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,135,252
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,288,004
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,037,047
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,135,464
Series A, 5.00%, 05/01/24	1,440	1,455,590
Series A, 5.00%, 05/01/32	7,855	9,066,912
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	1,901,296
Series B, 5.00%, 05/01/24	4,650	4,700,645
Series B, 5.00%, 05/01/25	5,000	5,137,837
Series B, 5.00%, 05/01/26	1,545	1,617,156
Series B, 5.00%, 06/01/26	1,015	1,064,156
Series B, 5.00%, 05/01/27	2,000	2,133,154
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	6,936,129
Series B, 5.00%, 05/01/29	1,500	1,659,382
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,067,079
Series B, 5.00%, 05/01/30	10,915	12,269,708
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	1,680,916
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	3,475,387
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	2,788,623
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,514,291
Town of Cary NC GO
4.00%, 09/01/32 (Call 09/01/31)	5,710	6,120,595
4.00%, 09/01/33 (Call 09/01/31)	3,535	3,761,490

		432,306,316

Ohio — 1.4%
American Municipal Power Inc. RB
4.00%, 02/15/36 (Call 02/15/30)	4,360	4,340,663
4.00%, 02/15/42 (Call 02/15/28)	5,000	4,614,639
5.00%, 02/15/25	2,250	2,291,755

Security	Par (000)	Value

Ohio (continued)
5.00%, 02/15/33 (Call 02/15/30)	$2,000	$2,192,382
5.00%, 02/15/35 (Call 02/15/30)	12,000	13,067,432
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	851,154
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	20	20,881
5.25%, 12/01/30 (NPFGC)	1,000	1,136,734
City of Cleveland OH Income Tax Revenue RB, Series A, 5.00%, 10/01/30 (Call 10/01/23)	10,035	10,047,025
City of Columbus OH GO
4.00%, 02/15/28 (Call 02/15/24)	2,600	2,606,282
4.00%, 04/01/30	9,640	10,102,832
4.00%, 04/01/31	4,680	4,939,955
5.00%, 08/15/34 (Call 08/15/33)	6,250	7,328,772
5.00%, 08/15/39 (Call 08/15/33)	3,000	3,348,423
Series 1, 5.00%, 07/01/25	1,860	1,919,684
Series 1, 5.00%, 07/01/26	1,545	1,625,526
Series 2017-1, 5.00%, 04/01/24	6,240	6,300,867
Series A, 5.00%, 04/01/25	3,000	3,083,067
Series A, 5.00%, 04/01/26	4,535	4,747,098
Series A, 5.00%, 04/01/28	9,955	10,829,972
Series A, 5.00%, 04/01/30 (Call 10/01/28)	3,000	3,289,414
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (Call 12/01/24)	2,150	2,194,364
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,635,655
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,634,952
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	7,785,046
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,008,165
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,048,696
Northeast Ohio Regional Sewer District RB
3.00%, 11/15/39 (Call 11/15/29)	2,475	2,054,837
4.00%, 11/15/49 (PR 11/15/24)	8,605	8,670,784
5.00%, 11/15/49 (PR 11/15/24)	5,795	5,906,551
Ohio State University (The) RB
4.00%, 12/01/39 (Call 12/01/31)	1,000	989,690
4.00%, 12/01/43 (Call 12/01/31)	12,750	12,277,827
4.00%, 12/01/48 (Call 12/01/31)	27,085	25,386,714
5.00%, 12/01/32 (Call 12/01/31)	1,270	1,449,306
5.00%, 12/01/35 (Call 12/01/31)	4,000	4,507,068
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	32,545	29,985,830
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,149,358
Series A, 5.00%, 02/15/46 (Call 02/15/31)	8,540	9,119,938
Series A, 5.00%, 02/15/51 (Call 02/15/31)	6,000	6,367,784
Series A-2, 0.00%, 02/15/37(a)	6,880	3,928,093
Series A-2, 0.00%, 02/15/40(a)	2,500	1,187,694
Series A-2, 0.00%, 02/15/41(a)	7,095	3,193,823
Series S, 5.70%, 02/15/34 (Call 02/15/31)	2,145	2,524,211
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,051,677
Ohio Water Development Authority RB
5.00%, 12/01/27	1,915	2,069,816
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,169,719
5.00%, 12/01/29 (Call 09/01/29)	10,545	11,731,833
5.00%, 12/01/39 (Call 12/01/29)	5,025	5,417,033
5.00%, 06/01/44 (Call 12/01/29)	5,000	5,319,908
Series A, 5.00%, 12/01/28	1,000	1,101,380
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	7,371,852
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,250,918

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 12/01/36 (Call 06/01/31)	$1,500	$1,672,479
Series A, 5.00%, 12/01/38 (Call 06/01/31)	1,000	1,098,634
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	6,155	6,179,390
5.00%, 12/01/33 (Call 06/01/30)	1,275	1,433,632
5.00%, 12/01/40 (06/01/33)	7,320	8,118,609
5.00%, 12/01/41 (06/01/33)	5,870	6,484,760
Series A, 5.00%, 06/01/29 (Call 06/01/27)	10,000	10,676,952
Series A, 5.00%, 06/01/32 (Call 06/01/30)	7,480	8,420,596
Series A, 5.00%, 12/01/46 (Call 12/01/31)	1,580	1,702,627
Series A, 5.00%, 12/01/50 (Call 06/01/30)	8,780	9,285,603
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,399,024
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,629,961
Series B, 5.00%, 12/01/44 (Call 12/01/29)	12,815	13,631,227
State of Ohio GO
5.00%, 03/15/29 (Call 03/15/24)	3,515	3,543,373
5.00%, 09/15/31	2,000	2,289,109
5.00%, 05/01/33 (Call 05/01/25)	5,050	5,182,904
5.00%, 05/01/34 (Call 05/01/25)	5,000	5,129,149
5.00%, 03/01/35 (Call 03/01/32)	1,125	1,283,487
5.00%, 05/01/35 (Call 05/01/25)	4,950	5,073,033
5.00%, 02/01/37 (Call 02/01/26)	5,000	5,153,871
Series A, 5.00%, 12/15/23	7,425	7,458,273
Series A, 5.00%, 09/15/24	2,250	2,287,925
Series A, 5.00%, 06/15/36 (Call 06/15/31)	2,500	2,795,343
Series B, 5.00%, 09/15/23	10,000	10,004,396
Series B, 5.00%, 09/15/24	1,615	1,642,221
Series B, 5.00%, 09/15/25	5,480	5,670,699
Series B, 5.00%, 09/15/26	5,105	5,386,571
Series B, 5.00%, 09/15/27	1,500	1,612,962
Series B, 5.00%, 09/01/28	3,520	3,852,251
Series B, 5.00%, 09/15/29	7,670	8,535,790
Series B, 5.00%, 02/01/31	2,000	2,267,858
Series C, 5.00%, 03/15/26	4,475	4,674,623
Series C, 5.00%, 08/01/26	2,325	2,447,139
Series C, 5.00%, 08/01/27	1,430	1,533,928
Series C, 5.00%, 08/01/28	7,770	8,489,646
Series C, 5.00%, 08/01/28 (ETM)	735	805,537
Series S, 5.00%, 05/01/25	2,045	2,102,709
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	7,500	7,866,596
Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,048,336
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	1,000	1,081,673

		455,127,975

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,655	2,795,960
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,530	1,613,159
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	5,648,152
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,050,892
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,016,208
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/31) (AGM)	9,000	8,526,786
Oklahoma Turnpike Authority RB
4.00%, 01/01/36 (01/01/26)	5,105	5,116,346
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	1,930,835
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,365,509
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,126,690

Security	Par (000)	Value

Oklahoma (continued)
Series A, 5.00%, 01/01/43 (Call 01/01/27)	$2,355	$2,429,537
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	1,951,894
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	3,818,291
Series D, 5.00%, 01/01/25	2,310	2,358,889
Oklahoma Water Resources Board RB
4.00%, 04/01/47 (Call 04/01/31) (OK CERF)	18,250	17,661,104
4.00%, 04/01/48 (Call 04/01/33)	3,000	2,894,917
Series B, 5.00%, 10/01/51 (Call 10/01/32)	15,250	16,428,517
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	1,840,852

		87,574,538
Oregon — 1.2%
City of Portland OR Sewer System Revenue
5.00%, 03/01/31 (Call 09/01/29)	2,625	2,916,109
5.00%, 12/01/34 (Call 06/01/33)	14,690	16,994,657
City of Portland OR Sewer System Revenue RB
5.00%, 12/01/29	15,240	17,017,589
5.00%, 12/01/41 (Call 06/01/33)	10,000	10,961,588
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,525	8,343,938
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/32 (Call 06/15/25) (GTD)	1,000	1,030,519
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	1,814,235
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,549,822
Clackamas County School District No. 7J Lake Oswego GO, 4.00%, 06/01/39 (Call 06/01/27) (GTD)	6,000	5,964,040
County of Multnomah OR GO
5.00%, 06/15/29	10,000	11,095,367
Series A, 5.00%, 06/15/27	30,000	32,130,585
Series A, 5.00%, 06/15/28	39,990	43,698,177
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,348,876
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	13,600	13,774,617
5.00%, 06/15/27 (GTD)	2,505	2,683,830
5.00%, 06/15/29 (GTD)	5,000	5,558,921
Multnomah County School District No. 40 GO, 0.00%, 06/15/51 (Call 06/15/33) (GTD)	15,270	3,627,384
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	1,888,593
Oregon State Lottery RB
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	10,071,856
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,077,684
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,050,861
Portland Community College District GO, 5.00%, 06/15/29 (Call 06/15/26)	2,400	2,514,702
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,332,512
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,298,128
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,056,896
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,054,309
State of Oregon Department of Transportation RB
4.00%, 11/15/32 (PR 11/15/24)	26,165	26,380,325
Series A, 4.00%, 11/15/42 (Call 11/15/29)	14,000	13,605,337
Series A, 5.00%, 11/15/23	5,170	5,186,827
Series A, 5.00%, 11/15/24	7,785	7,942,476
Series A, 5.00%, 11/15/27 (PR 11/15/24)	4,320	4,404,514
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	3,702,017

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 11/15/29 (PR 11/15/24)	$2,000	$2,039,679
Series A, 5.00%, 11/15/31 (PR 11/15/24)	19,765	20,157,124
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,104,046
Series A, 5.00%, 11/15/36 (Call 11/15/29)	13,665	14,958,212
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,201,771
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,006,508
Series A, 5.00%, 11/15/42 (Call 11/15/29)	8,195	8,771,364
State of Oregon GO
4.00%, 05/01/38 (Call 05/01/31)	5,000	4,980,125
4.00%, 05/01/39 (Call 05/01/31)	3,000	2,965,972
4.00%, 05/01/41 (Call 05/01/31)	4,845	4,729,842
5.00%, 05/01/29	2,500	2,769,758
5.00%, 05/01/30	3,000	3,368,486
5.00%, 05/01/35 (Call 05/01/31)	3,040	3,431,892
5.00%, 05/01/35 (Call 05/01/33)	2,500	2,893,992
5.00%, 05/01/39 (Call 05/01/33)	2,250	2,504,901
5.00%, 06/01/40 (Call 06/01/31)	2,815	3,070,856
5.00%, 05/01/42 (Call 05/01/33)	5,045	5,530,283
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,194,241
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	5,350,206
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	7,314,172
Series K, 5.00%, 11/01/24	1,395	1,422,593
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,559,167
Series N, 5.00%, 05/01/24	1,195	1,208,326
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (PR 09/01/27)	1,000	1,074,511
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,645,094
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,629,668

		382,960,080

Pennsylvania — 2.9%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	7,785	8,118,723
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,017,765
City of Philadelphia PA GO
5.00%, 05/01/36 (05/01/31)	6,560	7,132,283
Series A, 5.00%, 08/01/26	1,500	1,570,288
Series A, 5.00%, 05/01/35 (Call 05/01/31)	3,565	3,930,008
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 11/01/30 (11/01/27)	14,700	15,685,675
Series A, 5.00%, 10/01/42 (Call 10/01/27)	16,160	16,747,663
Series A, 5.00%, 07/01/45 (PR 07/01/24)	9,755	9,883,479
Series A, 5.00%, 11/01/45 (Call 11/01/30)	5,395	5,615,006
Series A, 5.00%, 10/01/47 (Call 10/01/27)	18,475	18,939,524
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,109,510
Series A, 5.00%, 11/01/50 (Call 11/01/30)	15,680	16,227,964
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,020,295
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,120,848
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,125,936
Series B, 5.00%, 11/01/54 (Call 11/01/29)	2,755	2,834,095
Series C, 4.00%, 10/01/51 (Call 10/01/31)	10,000	8,869,681
Commonwealth of Pennsylvania GO
4.13%, 10/01/41 (10/01/32)	10,150	10,011,532
5.00%, 05/01/24	16,145	16,322,942
5.00%, 07/15/26	2,000	2,103,715
5.00%, 07/15/27	14,880	15,952,681

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 07/15/28	$2,000	$2,183,362
5.00%, 07/15/29	7,300	8,089,802
5.00%, 09/15/29 (Call 09/15/26)	4,000	4,223,920
5.00%, 10/01/31	5,320	6,039,259
5.00%, 10/01/33 (Call 10/01/32)	5,000	5,757,905
5.00%, 10/01/38 (Call 10/01/32)	2,075	2,301,226
5.00%, 10/01/40 (Call 10/01/32)	44,375	48,775,056
5.00%, 10/01/42 (Call 10/01/32)	33,700	36,769,807
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	7,051,138
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	6,794,726
First Series, 3.00%, 05/15/34 (Call 05/15/31)	4,500	4,160,995
First Series, 4.00%, 04/01/29 (Call 10/02/23)	15,000	15,008,533
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,056,468
First Series, 4.00%, 04/01/32 (Call 10/02/23)	7,500	7,503,347
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,005,159
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,013,009
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	8,188,642
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,016,793
First Series, 4.00%, 03/01/38 (Call 03/01/28)	4,515	4,499,698
First Series, 5.00%, 01/01/24	1,855	1,864,736
First Series, 5.00%, 03/01/24	9,740	9,818,558
First Series, 5.00%, 06/15/24	2,000	2,025,525
First Series, 5.00%, 07/01/24	2,005	2,032,060
First Series, 5.00%, 08/15/24	1,500	1,523,319
First Series, 5.00%, 09/15/24	4,845	4,927,156
First Series, 5.00%, 08/15/25	9,000	9,295,595
First Series, 5.00%, 09/15/25	1,620	1,676,374
First Series, 5.00%, 01/01/27	3,500	3,712,098
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	12,742,736
First Series, 5.00%, 05/15/28	9,235	10,049,410
First Series, 5.00%, 05/15/30	4,500	5,038,404
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	8,611,772
First Series, 5.00%, 05/15/31	5,000	5,646,798
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,323,652
First Series 2020, 5.00%, 05/01/26	12,655	13,255,907
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,066,947
Second Series, 5.00%, 10/15/23	1,290	1,292,297
Second Series, 5.00%, 01/15/24	1,570	1,579,263
Second Series, 5.00%, 09/15/24	1,630	1,657,640
Second Series, 5.00%, 01/15/25	1,365	1,395,881
Second Series, 5.00%, 09/15/25	1,575	1,629,808
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,020	1,021,874
Second Series, 5.00%, 01/15/27	4,700	4,988,689
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,475	5,758,797
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,530,794
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	2,400	2,403,976
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,002,098
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,457,237
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,505,188
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	10,095,332
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,026,356
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	2,185	2,295,177
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,552,404
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,066,335
County of Montgomery PA GO, Series A, 5.00%, 01/01/39 (Call 01/01/31)	7,175	7,895,267
County of Montgomery PA GOL
5.00%, 07/01/34 (Call 07/01/32)	1,940	2,258,762
5.00%, 07/01/36 (Call 07/01/32)	5,595	6,388,210

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	$1,565	$1,618,202
5.00%, 07/01/47 (Call 07/01/27)	4,250	4,366,661
Delaware River Port Authority RB
5.00%, 01/01/30 (Call 01/01/24)	1,660	1,668,498
5.00%, 01/01/33 (PR 01/01/24)	2,570	2,583,156
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,518,734
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	925,833
Series B, 5.00%, 01/01/26	1,815	1,883,340
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	2,730	3,005,436
Lower Merion School District GOL, 5.00%, 11/15/26 (SAW)	5,980	6,335,910
Pennsylvania Higher Educational Facilities Authority RB
4.00%, 08/15/32 (Call 08/15/26)	3,045	3,086,368
4.00%, 08/15/41 (Call 02/15/27)	3,555	3,445,771
4.00%, 02/15/43 (Call 02/15/28)	5,980	5,759,043
5.00%, 02/15/48 (Call 02/15/28)	14,040	14,595,938
Pennsylvania State University (The) RB
5.00%, 09/01/42 (Call 09/01/27)	15,750	16,319,437
5.25%, 09/01/48 (09/01/33)	4,000	4,387,730
5.25%, 09/01/52 (Call 09/01/32)	26,350	28,531,567
5.25%, 09/01/53 (09/01/33)	4,800	5,227,999
Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	4,792,655
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,033,211
Pennsylvania Turnpike Commission RB
4.75%, 12/01/37 (Call 12/01/26)	2,000	2,046,467
5.00%, 12/01/23	3,995	4,009,098
5.00%, 06/01/24	10,000	10,100,000
5.00%, 12/01/25	1,050	1,088,110
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,616,969
5.00%, 12/01/32	6,750	7,731,023
5.00%, 12/01/33 (Call 06/01/33)	8,000	9,133,465
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,045,448
5.00%, 12/01/34 (Call 06/01/33)	2,750	3,091,032
5.00%, 12/01/35 (Call 06/01/33)	1,500	1,667,329
5.00%, 12/01/36 (Call 06/01/33)	1,000	1,100,428
5.00%, 12/01/38 (Call 06/01/33)	1,500	1,624,775
5.00%, 12/01/39 (Call 06/01/33)	875	943,156
5.00%, 12/01/40 (Call 06/01/33)	1,000	1,064,955
5.00%, 12/01/43 (Call 06/01/33)	1,345	1,420,846
5.00%, 12/01/47 (Call 12/01/32)	3,900	4,047,925
5.25%, 12/01/52 (Call 12/01/32)	1,500	1,612,244
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	4,720,233
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,179,040
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	1,920,690
Series A, 4.00%, 12/01/44 (Call 12/01/30)	10,725	10,115,262
Series A, 4.00%, 12/01/45 (Call 12/01/30)	14,595	13,642,475
Series A, 4.00%, 12/01/46 (Call 12/01/30)	3,300	3,066,678
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,285,312
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,249,563
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	12,333,224
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,025,636
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,573,017
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	10,437,491
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	6,536,487
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	5,919,155
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,060	1,091,829
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,509,889

Security	Par (000)	Value

Pennsylvania (continued)
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	$7,000	$7,087,480
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,584,721
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	29,975	30,572,552
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,174,665
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,134,741
Series B, 4.00%, 12/01/46 (Call 12/01/31)	1,000	929,296
Series B, 4.00%, 12/01/51 (Call 12/01/31)	4,700	4,313,082
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,038,310
Series B, 5.00%, 12/01/45 (Call 12/01/25)	8,690	8,821,669
Series B, 5.00%, 12/01/46 (Call 06/01/31)	9,150	9,633,972
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,080,475
Series B, 5.00%, 12/01/51 (Call 06/01/31)	8,660	9,055,750
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,047,424
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,652,110
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,646,453
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,082,660
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,448,118
Series C, 5.00%, 12/01/43 (PR 12/01/23)	5,940	5,960,962
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,033,604
Series E, 0.00%, 12/01/37 (Call 12/01/35)	2,500	2,279,867
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	789,546
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,378,148
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,520,346
Pittsburgh Water & Sewer Authority RB
5.00%, 09/01/35 (09/01/33) (AGM)	16,000	18,304,326
5.00%, 09/01/36 (09/01/33) (AGM)	5,000	5,646,216
5.00%, 09/01/37 (09/01/33) (AGM)	4,250	4,739,132
5.00%, 09/01/38 (09/01/33) (AGM)	4,000	4,415,107
Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,050,454
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	6,766,019
State Public School Building Authority RB
5.50%, 06/01/28 (AGM, SAW)	470	518,043
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,075,602
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	19,435	19,772,267
Upper Merion Area School District/PA GOL
Series A, 4.00%, 01/15/46 (Call 01/15/29) (SAW)	9,000	8,581,994
Series A, 4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	7,296,991

		958,657,732

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series B, 5.00%, 06/15/26	2,500	2,611,607
Series B, 5.00%, 06/15/27 (Call 06/15/26)	11,855	12,325,437
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,591,151
Rhode Island Health and Educational Building Corp. RB
Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	4,513,671
Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	3,751,488

		25,793,354

South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	2,811,231
5.00%, 12/01/26 (Call 12/01/23)	4,750	4,769,052
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,008,022

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/47 (Call 07/01/32)	$7,500	$8,117,889
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (Call 02/01/29)	2,500	2,749,307
County of Charleston SC, 4.00%, 11/01/28 (Call 11/01/27) (SAW)	11,800	12,290,279
County of Charleston SC GO, 4.00%, 11/01/33 (Call 11/01/27) (SAW)	6,255	6,400,009
South Carolina Public Service Authority RB
5.00%, 12/01/38 (Call 12/01/23)	3,020	3,021,666
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	1,998,280
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	1,749,626
Series A, 4.00%, 12/01/38 (Call 06/01/32)	1,000	973,755
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	2,860,601
Series A, 4.00%, 12/01/41 (Call 06/01/32)	2,000	1,885,285
Series A, 4.00%, 12/01/47 (Call 06/01/32)	7,000	6,313,687
Series A, 4.00%, 12/01/52 (Call 06/01/32)	10,000	8,820,043
Series A, 5.00%, 12/01/31	3,000	3,270,773
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,058,221
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,049,387
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,383,136
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,000,179
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,501,472
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,007,651
Series B, 4.00%, 12/01/41 (Call 12/01/31)	2,200	2,073,814
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	932,202
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	1,803,911
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,006,189
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,229,574
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	5,692,864
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,343,214
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,101,411
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,415,082
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,500,366
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,350,239
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,012,182
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/30	10,000	11,247,665
Series A, 5.00%, 10/01/24	1,000	1,016,213
Series B, 3.38%, 10/01/32 (Call 10/02/23)	1,000	978,729
Series B, 3.63%, 10/01/33 (Call 10/02/23)	715	712,745
Series B, 5.00%, 10/01/26	6,900	7,274,309
Series B, 5.00%, 10/01/27	34,450	37,033,919
Series-B, 5.00%, 10/01/25	10,000	10,346,306
State of South Carolina GO
Series A, 5.00%, 04/01/24	17,000	17,161,961
Series A, 5.00%, 04/01/25	3,500	3,593,115

		208,865,561

Tennessee — 0.8%
City of Clarksville TN Water Sewer & Gas Revenue RB
Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	1,896,011
Series A, 5.00%, 02/01/45 (Call 02/01/31)	1,500	1,598,677
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,085	2,137,420
City of Memphis TN GOL
5.00%, 10/01/43 (Call 10/01/31)	8,065	8,676,741
5.00%, 10/01/47 (Call 10/01/31)	1,655	1,761,445

Security	Par (000)	Value

Tennessee (continued)
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	$4,200	$4,465,533
County of Hamilton TN, 5.00%, 04/01/31	7,095	7,690,947
County of Montgomery TN GO, 4.00%, 06/01/39 (Call 06/01/30)	1,980	1,966,190
County of Shelby TN GO
4.00%, 04/01/32 (Call 04/01/29)	5,705	5,917,317
5.00%, 04/01/29	4,445	4,915,615
Series A, 5.00%, 03/01/24	1,000	1,008,405
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,066,559
Series A, 5.00%, 05/15/46 (Call 05/15/31)	3,485	3,715,329
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	5,287,873
4.00%, 07/01/36 (Call 07/01/28)	10,000	10,076,003
5.00%, 01/01/24	3,835	3,855,375
5.00%, 07/01/24 (Call 09/21/23)	2,275	2,276,665
5.00%, 01/01/25	2,150	2,198,308
5.00%, 07/01/25	2,510	2,587,840
5.00%, 01/01/27	18,240	19,333,484
5.00%, 07/01/27	5,130	5,491,599
5.00%, 01/01/30	2,000	2,236,280
5.00%, 07/01/30 (Call 07/01/28)	5,800	6,295,115
5.00%, 01/01/31	4,160	4,722,806
5.00%, 07/01/32 (Call 07/01/28)	5,000	5,415,611
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	9,385,626
Series C, 5.00%, 01/01/25	12,315	12,591,701
Series C, 5.00%, 01/01/26	2,200	2,288,842
Series C, 5.00%, 01/01/29	21,335	23,486,402
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/42 (Call 07/01/27)	21,645	22,450,642
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,332,322
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,089,982
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,077,488
State of Tennessee GO
Series A, 5.00%, 11/01/26	1,470	1,557,639
Series A, 5.00%, 08/01/28 (PR 08/01/25)	1,595	1,645,965
Series A, 5.00%, 11/01/34 (Call 11/01/31)	4,585	5,241,322
Tennessee State School Bond Authority, 5.00%, 11/01/26 (ST INTERCEPT)	5,670	5,994,009
Tennessee State School Bond Authority RB
5.00%, 11/01/23	3,610	3,619,089
5.00%, 11/01/39 (Call 11/01/32) (ST INTERCEPT)	9,655	10,644,314
5.00%, 11/01/40 (Call 11/01/32) (ST INTERCEPT)	10,150	11,143,291
5.00%, 11/01/52 (Call 11/01/32) (ST INTERCEPT)	20,000	21,377,610
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,179,536
Series B, 5.00%, 11/01/25	4,470	4,636,617
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,176,734

		268,512,279

Texas — 7.3%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	1,877,843
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,108,242
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	1,000	952,588

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Arlington Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	$4,560	$4,593,931
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,458,203
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,295,395
Austin Independent School District GO
2.00%, 08/01/39 (Call 08/01/30) (PSF)	8,920	6,250,455
2.00%, 08/01/39 (Call 08/01/31) (PSF)	16,580	11,617,999
2.00%, 08/01/40 (Call 08/01/30) (PSF)	6,000	4,107,224
2.00%, 08/01/40 (Call 08/01/31) (PSF)	16,885	11,548,136
4.00%, 08/01/32 (Call 08/01/31) (PSF)	10,355	10,828,986
5.00%, 08/01/26 (PSF)	1,350	1,418,232
5.00%, 08/01/27 (PSF)	2,000	2,142,305
5.00%, 08/01/30 (PSF)	5,690	6,365,066
5.00%, 08/01/41 (Call 02/01/33)	13,890	15,119,105
5.00%, 08/01/42 (Call 02/01/33)	7,735	8,380,321
Board of Regents of the University of Texas System RB
5.00%, 08/15/31	10,000	11,386,740
Series A, 4.00%, 08/15/35 (Call 08/15/31)	14,650	15,052,852
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,183,383
Series A, 5.00%, 08/15/28	6,000	6,549,143
Series A, 5.00%, 08/15/30	17,660	19,848,890
Series A, 5.00%, 08/15/33 (Call 08/15/29)	10,070	11,056,041
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,080,395
Series B, 5.00%, 08/15/25	4,910	5,069,389
Series B, 5.00%, 08/15/26	2,215	2,328,781
Series B, 5.00%, 08/15/27	10,050	10,765,841
Series B, 5.00%, 08/15/49	10,950	12,183,692
Series C, 5.00%, 08/15/25	2,610	2,694,726
Series D, 5.00%, 08/15/24	2,200	2,233,380
Series E, 5.00%, 08/15/26	8,405	8,836,751
Series F, 5.00%, 08/15/47	2,000	2,221,641
Series I, 5.00%, 08/15/24	2,310	2,345,049
Series J, 5.00%, 08/15/25	1,700	1,755,186
Central Texas Regional Mobility Authority RB
Series A, 5.00%, 01/01/40 (PR 07/01/25)	6,060	6,223,012
Series A, 5.00%, 01/01/45 (PR 07/01/25)	2,500	2,567,249
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	894,919
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,032,537
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	2,578,291
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	25,175	26,426,512
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	498,783
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,516,190
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,012,062
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,508,455
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	19,060,952
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	10,228,924
City of Austin TX Electric Utility Revenue RB
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	16,129,430
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	4,109,060
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,268,625
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,121,240
City of Austin TX GOL
4.00%, 09/01/31 (Call 09/01/25)	8,275	8,337,535
5.00%, 09/01/28	13,635	14,875,722
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	2,245	2,369,497
5.00%, 11/15/28	6,000	6,564,017

Security	Par (000)	Value

Texas (continued)
5.00%, 11/15/29	$7,750	$8,583,004
5.00%, 11/15/30	2,795	3,130,254
5.00%, 11/15/31	5,880	6,679,775
5.00%, 11/15/32	6,185	7,106,250
5.00%, 11/15/34 (Call 05/15/33)	3,415	3,922,774
5.00%, 11/15/35 (Call 05/15/33)	3,590	4,071,694
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,420,913
5.00%, 11/15/39 (Call 11/15/31)	2,000	2,159,595
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,024,249
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,105,784
Series C, 5.00%, 11/15/50 (Call 11/15/30)	2,000	2,093,974
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,017,810
City of Dallas TX GOL
5.00%, 02/15/24	1,800	1,813,235
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,509,371
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/46 (Call 10/01/27)	2,500	2,585,019
Series A, 5.00%, 10/01/24	3,020	3,070,560
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,440,163
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,440,437
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	3,759,781
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,684,225
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	5,760,746
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,110,268
Series C, 3.00%, 10/01/46 (Call 10/01/31)	5,000	3,774,308
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,900	7,461,631
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,124,878
City of Fort Worth TX Water & Sewer System Revenue RB, 3.00%, 02/15/24	8,045	8,030,813
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	878,665
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,067,875
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	3,969,483
Series B, 5.00%, 07/01/30 (Call 07/01/28)	8,570	9,182,422
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,576,260
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,556,568
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	10,952,128
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	1,946,794
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	5,725,824
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,170,072
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,162,636
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,003,156
Series B, 5.00%, 11/15/49 (Call 11/15/29)	2,000	2,098,596
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	719,316
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,440,909
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,031,087
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,027,709
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,062,482
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,014,755
City of Houston TX GOL
5.00%, 03/01/28 (Call 03/01/26)	10,000	10,363,576
Series A, 5.00%, 03/01/24	2,000	2,015,161
Series A, 5.00%, 03/01/25	2,350	2,406,372
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,548,291
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,791,773

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	$3,970	$3,630,858
5.00%, 02/01/27	3,000	3,178,101
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,189,126
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,555,244
5.00%, 02/01/47 (Call 02/01/27)	7,500	7,667,395
5.00%, 02/01/47 (Call 08/01/27)	2,500	2,563,347
Series REF, 5.25%, 02/01/25	1,895	1,942,639
City of San Antonio TX, 5.00%, 08/01/24	3,000	3,043,853
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/36 (Call 02/01/30)	4,000	4,343,974
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,085,894
Series A, 5.00%, 02/01/26	1,755	1,824,721
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,292,673
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,077,288
City of San Antonio TX GOL
5.00%, 02/01/25	6,560	6,707,136
5.00%, 08/01/28	4,630	5,016,999
Collin County Community College District GOL
5.00%, 08/15/29 (Call 08/15/27)	11,990	12,809,706
Series A, 5.00%, 08/15/30 (Call 08/15/29)	1,750	1,924,327
Comal Independent School District GO, 4.00%, 02/01/36 (Call 02/01/31) (PSF)	3,250	3,335,066
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	7,685	8,444,519
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	1,979,837
5.00%, 06/15/38 (Call 06/15/24)	7,670	7,765,465
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,309,323
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,130,187
County of Harris TX GO
Series A, 5.00%, 10/01/25	5,000	5,167,060
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,293,461
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	1,750,478
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,082,779
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,569,426
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	1,929,807
County of Williamson TX GO
4.00%, 02/15/33 (Call 02/15/29)	11,240	11,641,387
5.00%, 02/15/29	1,000	1,092,530
County of Williamson TX GOL
4.00%, 02/15/26	7,000	7,138,594
4.00%, 02/15/27	22,320	23,006,362
5.00%, 02/15/25	5,125	5,252,097
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,003,165
4.00%, 02/15/33 (Call 02/15/25) (PSF)	6,000	6,010,619
4.00%, 02/15/34 (Call 02/15/25) (PSF)	15,000	15,022,365
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	2,903,019
4.00%, 02/15/43 (Call 02/15/28) (PSF)	5,000	4,802,480
5.00%, 02/15/26 (PSF)	4,920	5,129,917
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,570	1,632,533
5.00%, 02/15/30 (Call 02/15/25) (PSF)	45,000	46,036,174
5.00%, 02/15/31 (PSF)	10,105	11,436,476
Series A, 5.00%, 02/15/24 (PSF)	7,685	7,741,505
Series A, 5.00%, 02/15/26 (PSF)	4,000	4,170,664

Security	Par (000)	Value

Texas (continued)
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	$2,000	$2,002,661
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	3,812,738
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	9,449,888
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,000	2,007,154
5.00%, 12/01/31 (Call 12/01/29)	7,510	8,286,624
5.00%, 12/01/32 (Call 12/01/29)	5,000	5,505,547
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,106,207
5.25%, 12/01/28	250	275,932
5.25%, 12/01/29 (AMBAC)	1,050	1,175,895
Series A, 5.00%, 12/01/24	2,305	2,348,900
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,025	3,083,721
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	6,876,452
Series A, 5.00%, 12/01/48 (Call 12/01/25)	12,500	12,964,654
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	8,059,066
Series B, 4.00%, 12/01/51 (Call 12/01/30)	9,405	8,547,064
Dallas Fort Worth International Airport, 5.00%, 11/01/25	2,650	2,735,914
Dallas Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	9,703,077
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,024,797
4.00%, 11/01/45 (Call 11/01/30)	7,375	6,984,266
4.00%, 11/01/45 (Call 11/01/32)	11,120	10,515,745
5.00%, 11/01/26	2,000	2,101,368
5.00%, 11/01/27	2,000	2,139,625
5.00%, 11/01/29	7,000	7,660,228
5.00%, 11/01/36 (Call 11/01/33)	1,000	1,107,068
5.00%, 11/01/39 (Call 11/01/33)	2,750	2,974,808
5.00%, 11/01/40 (Call 11/01/32)	5,000	5,333,436
5.00%, 11/01/43 (Call 11/01/30)	18,380	19,261,839
5.00%, 11/01/47 (Call 11/01/33)	1,750	1,847,166
5.00%, 11/01/50 (Call 11/01/32)	5,000	5,234,705
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	255,344
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	5,148,047
Series A, 4.00%, 11/01/46 (Call 11/01/30)	2,600	2,445,119
Series A, 5.00%, 11/01/27	1,000	1,069,813
Series A, 5.00%, 11/01/30	1,000	1,106,490
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,100,632
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,002,742
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,105,358
Dallas Independent School District, 5.00%, 02/15/25 (PSF-GTD)	3,000	3,074,826
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,007,097
4.00%, 02/15/33 (Call 02/15/29) (PSF)	3,000	3,107,132
5.00%, 02/15/34 (Call 02/15/29) (PSF)	5,000	5,451,752
Series A, 4.00%, 02/15/26 (PSF)	4,410	4,486,905
Series A, 5.00%, 02/15/27 (PSF)	7,000	7,428,332
Series A, 5.00%, 02/15/28	1,400	1,511,410
Denton Independent School District GO
5.00%, 08/15/38 (Call 08/15/33) (PSF)	1,000	1,113,924
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	3,605,994
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,407,270
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,065,193
Series A, 5.00%, 08/15/45 (Call 08/15/25) (PSF)	5,000	5,162,983
Fort Bend Independent School District GO, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	3,360	3,586,368
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	3,582,084
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	5,154,882

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	$2,285	$2,133,317
Grand Parkway Transportation Corp. RB
4.00%, 10/01/49 (Call 04/01/30) (AGM-CR)	9,900	9,103,799
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	1,333,334
First Series, 4.00%, 10/01/45 (Call 04/01/30)	28,400	26,223,620
First Series, 4.00%, 10/01/49 (Call 04/01/30)	16,400	14,820,393
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,178,098
Series A, 5.00%, 10/01/38 (Call 04/01/28)	8,000	8,405,866
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	11,427,304
Series A, 5.00%, 10/01/48 (Call 04/01/28)	21,010	21,709,665
Series A, 5.25%, 10/01/51 (Call 10/01/23)	8,000	8,009,237
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,501,998
Series B, 0.00%, 10/01/45 (Call 10/01/28)	2,000	2,116,268
Series B, 5.00%, 04/01/53 (Call 10/01/23)	16,100	16,115,735
Series B, VRDN, 5.00%, 10/01/52(b)	1,000	1,000,941
Grand Prairie Independent School District GO, 4.00%, 02/15/31 (Call 08/15/26)	10,505	10,646,462
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,470	3,525,127
Series A, 5.00%, 10/01/23	5,000	5,005,881
Harris County Toll Road Authority (The) RB
4.00%, 08/15/45 (Call 08/15/30)	2,090	1,934,847
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,151,279
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,218,081
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	4,271,976
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	471,909
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	476,920
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,408,415
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,267,339
5.00%, 02/15/25 (PSF)	2,680	2,744,173
5.00%, 02/15/26 (PSF)	1,175	1,225,696
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,062,441
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,442,110
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,338,543
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,041,025
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,208,713
Katy Independent School District GO
4.00%, 02/15/47 (Call 02/15/31)	15,515	14,844,251
4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	3,491,855
Lamar Consolidated Independent School District GO,
4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	2,794,686
Leander Independent School District GO
5.00%, 08/15/52 (Call 08/15/31) (PSF)	11,200	11,794,181
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,096,266
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,526,858
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,612,594
Series C, 0.00%, 08/15/46 (Call 08/15/24) (PSF)(a)	70,000	20,601,833
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	4,000	2,202,221
Lewisville Independent School District GO
5.00%, 08/15/30 (PSF)	11,190	12,495,224
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	4,990,035
Series B, 5.00%, 08/15/25	2,600	2,678,455
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	6,276,272
Lower Colorado River Authority RB
5.00%, 05/15/25	1,000	1,027,575
5.00%, 05/15/28	1,000	1,071,417
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,111,038

Security	Par (000)	Value

Texas (continued)
5.00%, 05/15/40 (Call 05/15/25)	$5,760	$5,840,593
5.00%, 05/15/41 (Call 05/15/30)	3,500	3,670,783
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,031,210
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,163,570
6.00%, 05/15/52 (Call 05/15/32)	10,000	11,231,226
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/28 (Call 11/01/24)	2,000	2,034,996
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	772,126
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	564,652
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/26	15,200	15,986,180
5.00%, 09/01/28	3,500	3,806,649
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/46 (Call 09/01/26)	6,000	5,761,629
5.00%, 09/01/27	6,000	6,409,804
North Texas Tollway Authority RB
0.00%, 01/01/36 (AGC)(a)	18,500	11,120,424
4.00%, 01/01/33 (01/01/31)	2,000	2,040,559
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,391,048
5.00%, 01/01/24 (Call 10/02/23)	245	245,261
5.00%, 01/01/26	4,000	4,149,702
5.00%, 01/01/26 (Call 10/02/23)	260	260,237
5.00%, 01/01/29 (Call 01/01/26)	5,000	5,195,259
5.00%, 01/01/38 (Call 10/02/23)	110	110,048
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,022,737
First Series, 0.00%, 01/01/33 (AGC)(a)	38,450	26,887,570
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	1,833,139
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	8,348,091
Series A, 4.00%, 01/01/37 (Call 01/01/27)	11,240	11,104,346
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	6,986,672
Series A, 4.00%, 01/01/43 (Call 01/01/28)	15,615	14,674,118
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	1,868,146
Series A, 5.00%, 01/01/24	2,050	2,060,494
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,550	2,561,551
Series A, 5.00%, 01/01/26 (Call 01/01/24)	9,010	9,049,139
Series A, 5.00%, 01/01/27 (Call 01/01/24)	11,705	11,756,978
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,558,885
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	8,694,543
Series A, 5.00%, 01/01/32 (Call 01/01/25)	16,910	17,155,482
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,027,352
Series A, 5.00%, 01/01/34	10,500	12,036,877
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,049,486
Series A, 5.00%, 01/01/35	1,000	1,147,155
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	1,987,087
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,040,335
Series A, 5.00%, 01/01/38 (Call 01/01/25)	13,455	13,545,934
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	22,905,682
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,548,834
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	2,592,478
Series A, 5.00%, 01/01/43 (Call 01/01/28)	26,025	26,733,143
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,241,103
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	786,309
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	773,383
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	1,483,400
Series B, 4.00%, 01/01/39 (Call 01/01/31)	2,500	2,368,782

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 4.00%, 01/01/40 (Call 01/01/31)	$4,000	$3,752,817
Series B, 4.00%, 01/01/41 (Call 01/01/31)	1,150	1,068,052
Series B, 5.00%, 01/01/26	1,250	1,296,782
Series B, 5.00%, 01/01/27	2,500	2,642,580
Series B, 5.00%, 01/01/28	3,850	4,138,837
Series B, 5.00%, 01/01/29	1,700	1,854,790
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	152,391
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,006,560
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	931,658
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	4,811,729
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,785,896
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,780,134
Series C, 0.00%, 09/01/43 (PR 09/01/31)	500	620,157
Series C, 6.75%, 09/01/45 (PR 09/01/31)	500	619,380
Series D, 0.00%, 01/01/31 (AGC)(a)	965	734,486
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,941,836
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,218,798
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/41 (Call 07/01/32)	17,245	18,864,205
5.50%, 07/01/25	5,230	5,438,083
Permanent University Fund - University of Texas System RB
5.00%, 07/01/27	1,000	1,068,623
5.00%, 07/01/29	3,000	3,319,149
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	2,738,541
Permanent University Fund-University of Texas System RB, Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,470,823
Plano Independent School District GO
5.00%, 02/15/25	7,010	7,170,879
5.00%, 02/15/26 (PSF)	2,475	2,575,268
Port Authority of Houston of Harris County Texas RB
5.00%, 10/01/48 (10/01/33)	4,545	4,814,230
5.00%, 10/01/51 (Call 04/01/32)	5,000	5,246,181
Richardson Independent School District GO
4.00%, 02/15/46 (Call 02/15/30) (PSF)	2,000	1,897,066
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	1,950,944
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,089,700
Round Rock Independent School District GO
5.00%, 08/01/27	3,185	3,416,477
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,666,175
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	4,392,730
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF-GTD)	2,500	2,518,713
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,067,123
San Antonio Public Facilities Corp. RB, 4.00%, 09/15/42 (Call 10/02/23)	6,600	6,077,823
San Antonio Water System RB
5.00%, 05/15/35 (11/15/26)	1,800	1,876,341
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	3,402,381
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	6,939,764
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	6,263,950
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	13,915,886
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	901,332
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	10,993,031
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,276,026
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,691,999
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	3,777,232

Security	Par (000)	Value

Texas (continued)
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	$12,790	$12,810,945
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,204,285
5.00%, 10/01/24 (Call 04/01/24)	4,160	4,197,431
5.00%, 10/01/25	16,300	16,864,479
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,275,342
5.00%, 04/01/26 (Call 04/01/24)	3,560	3,591,087
5.00%, 10/01/26 (PR 04/01/24)	1,025	1,034,416
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,018,373
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,281,332
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,018,373
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,395,212
5.00%, 04/01/34 (Call 04/01/26)	16,500	17,154,090
5.00%, 10/01/34 (Call 10/01/27)	32,000	33,999,507
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,675,249
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,009,186
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,089,055
5.00%, 04/01/46 (Call 04/01/26)	3,780	3,882,870
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,006,120
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	1,883,501
Series A, 5.00%, 10/01/23	4,575	4,580,482
Series A, 5.00%, 10/01/24	9,350	9,506,534
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,305	3,361,000
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	7,224,878
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	6,153,074
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,445	2,524,042
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,088,427
Series A, 5.00%, 10/01/28 (Call 10/01/25)	5,105	5,273,140
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,135,070
Series A, 5.00%, 10/01/30 (PR 10/01/24)	10,000	10,162,129
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,031,113
Series A, 5.00%, 10/01/33 (Call 10/01/27)	34,100	36,301,264
Series A, 5.00%, 10/01/36 (Call 10/01/25)	10,150	10,422,774
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,103,683
Series A, 5.00%, 10/01/44 (PR 10/01/24)	15,000	15,243,193
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	7,201,247
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	6,205,636
Series B, 5.00%, 08/01/40 (Call 08/01/25)	3,000	3,052,502
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	1,866,943
Tarrant County College District GOL
5.00%, 08/15/26	3,060	3,212,788
5.00%, 08/15/35 (Call 08/15/32)	5,910	6,662,907
Texas A&M University RB, Series E, 5.00%, 05/15/34 (Call 05/15/27)	5,640	5,980,708
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	7,070,785
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,003,098
Texas Transportation Commission GO, VRDN, 0.65%, 10/01/41 (Put 10/01/25)(b)	5,000	4,533,507
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	1,716,182
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/33 (PR 04/01/24)	25,000	25,222,565
5.00%, 04/01/34 (PR 04/01/24)	23,100	23,305,650
First Series, 5.00%, 10/01/25	2,280	2,358,031
First Series, 5.00%, 10/01/26	4,810	5,068,044
Series A, 5.00%, 04/01/24	6,600	6,661,754
Series A, 5.00%, 10/01/24	6,765	6,883,986
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,305	1,317,597

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/26	$1,210	$1,274,913
Series A, 5.00%, 10/01/30 (Call 10/01/26)	5,000	5,227,537
Texas Water Development Board RB
3.00%, 10/15/40 (Call 10/15/30)	3,500	2,909,948
4.00%, 10/15/33 (Call 10/15/30)	3,080	3,170,376
4.00%, 08/01/34 (Call 08/01/30)	5,000	5,125,443
4.00%, 10/15/35 (Call 10/15/31)	4,740	4,816,681
4.00%, 04/15/51 (Call 10/15/30)	6,000	5,627,154
4.00%, 10/15/56 (Call 10/15/31)	7,420	6,855,724
4.45%, 10/15/36 (Call 10/15/32)	1,000	1,068,735
4.80%, 10/15/52 (Call 10/15/32)	1,500	1,565,272
5.00%, 04/15/26	1,380	1,443,562
5.00%, 10/15/26	3,310	3,493,141
5.00%, 08/01/27	1,500	1,600,460
5.00%, 08/01/28	1,110	1,204,882
5.00%, 08/01/30	1,310	1,464,555
5.00%, 10/15/30 (Call 04/15/28)	7,940	8,588,268
5.00%, 10/15/31 (Call 10/15/26)	5,000	5,273,031
5.00%, 08/01/41 (08/01/32)	11,175	12,158,465
5.00%, 10/15/47 (Call 10/15/32)	22,500	23,955,167
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,060,986
Series A, 3.00%, 10/15/33 (Call 10/15/29)	2,000	1,889,782
Series A, 3.00%, 10/15/34 (Call 10/15/29)	2,000	1,862,908
Series A, 3.00%, 10/15/39 (Call 10/15/29)	2,585	2,192,161
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	3,507,618
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,028,779
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,008,729
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,010,749
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,510,629
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,013,920
Series A, 4.00%, 10/15/36 (Call 10/15/29)	5,725	5,759,292
Series A, 4.00%, 10/15/38 (Call 04/15/28)	9,160	9,144,750
Series A, 4.00%, 10/15/38 (Call 10/15/29)	1,490	1,487,519
Series A, 4.00%, 10/15/44 (Call 10/15/29)	5,000	4,775,045
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	4,611,921
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,538,320
Series A, 4.00%, 10/15/49 (Call 10/15/29)	20,445	19,212,592
Series A, 4.00%, 10/15/54 (Call 10/15/29)	1,000	929,264
Series A, 5.00%, 04/15/24	5,920	5,974,780
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,068,693
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,037,340
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,037,755
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,068,648
Series A, 5.00%, 10/15/31 (Call 04/15/28)	6,605	7,139,084
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	910,234
Series A, 5.00%, 10/15/42 (Call 10/15/27)	2,000	2,068,766
Series A, 5.00%, 10/15/43 (Call 04/15/28)	11,750	12,255,477
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	2,571,827
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,053,398
Series B, 4.00%, 10/15/36 (Call 10/15/28)	10,000	10,050,987
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	6,727,950
Series B, 5.00%, 10/15/23	2,030	2,033,317
Series B, 5.00%, 04/15/25	5,520	5,665,350
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,026,042
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	6,318,634
Series B, 5.00%, 04/15/49 (Call 10/15/28)	39,020	40,476,398
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,125,353

Security	Par (000)	Value

Texas (continued)
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	$1,600	$1,509,718
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	2,000	1,738,342
Wylie Independent School District GO, Series A, 5.00%, 08/15/30 (PSF)	14,960	16,744,602
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	2,994,077

		2,426,027,816

Utah — 0.9%
Central Valley Water Reclamation Facility RB, Series C, 4.00%, 03/01/47 (Call 03/01/31)	2,000	1,862,431
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	3,709,755
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,043,677
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/52 (Call 02/01/32)	30,000	32,010,951
Intermountain Power Agency RB
5.00%, 07/01/31	18,170	20,598,184
5.00%, 07/01/37 (Call 07/01/32)	1,000	1,110,370
5.00%, 07/01/38 (Call 07/01/32)	1,000	1,102,410
Series A, 4.00%, 07/01/36 (Call 07/01/31)	2,500	2,535,145
Series A, 5.00%, 07/01/26	3,445	3,615,026
Series A, 5.00%, 07/01/29	1,250	1,379,465
Series A, 5.00%, 07/01/30	2,000	2,234,512
Series A, 5.00%, 07/01/32 (Call 07/01/31)	1,000	1,132,628
Series A, 5.00%, 07/01/33 (Call 07/01/31)	1,250	1,415,255
Series A, 5.00%, 07/01/34 (Call 07/01/31)	1,250	1,411,414
Series A, 5.00%, 07/01/38 (Call 07/01/31)	2,500	2,730,907
Series A, 5.00%, 07/01/39 (Call 07/01/31)	10,000	10,841,761
Series A, 5.00%, 07/01/40 (Call 07/01/31)	2,500	2,700,085
Series A, 5.00%, 07/01/42 (Call 07/01/31)	2,500	2,680,280
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	4,120	3,926,937
5.00%, 07/01/24	13,240	13,427,327
5.00%, 07/01/25 (PR 01/01/25)	18,300	18,699,235
5.00%, 07/01/26	13,315	14,008,980
5.00%, 07/01/27 (Call 01/01/27)	1,140	1,214,158
5.00%, 07/01/29 (Call 01/01/29)	4,000	4,412,841
5.00%, 07/01/30 (Call 01/01/29)	5,600	6,166,577
5.00%, 07/01/31 (Call 01/01/29)	13,500	14,842,896
Series B, 5.00%, 07/01/24	10,710	10,861,530
Series B, 5.00%, 07/01/25	6,010	6,202,849
Series B, 5.00%, 07/01/26	11,825	12,441,320
Series B, 5.00%, 07/01/27	24,550	26,363,086
Series B, 5.00%, 07/01/28	1,470	1,610,480
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	1,765,136
University of Utah (The) RB
5.00%, 08/01/27	1,330	1,423,620
5.00%, 08/01/35 (Call 08/01/32)	5,280	6,014,181
5.00%, 08/01/41 (Call 08/01/32)	11,885	12,941,065
5.00%, 08/01/42 (Call 08/01/32)	2,490	2,699,202
Series A, 4.00%, 08/01/51 (Call 08/01/31)	12,000	11,016,848
Utah Transit Authority RB
Series A, 5.00%, 06/15/24	5,540	5,609,849
Series A, 5.00%, 06/15/25	3,630	3,726,395
Series A, 5.00%, 06/15/26 (PR 06/15/25)	3,440	3,544,985
Series A, 5.00%, 06/15/27 (PR 06/15/25)	10,400	10,717,396
Series A, 5.00%, 06/15/28 (PR 06/15/25)	5,005	5,157,747
Series A, 5.00%, 06/15/29 (PR 06/15/25)	3,010	3,101,862

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series A, 5.00%, 06/15/37 (PR 06/15/25)	$4,815	$4,961,948
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	5,667,853

		307,640,559

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,013,713

Virginia — 1.9%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	10,732,854
5.00%, 07/01/46 (Call 07/01/26)	21,350	21,559,311
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,509,873
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,056,810
City of Alexandria VA GO, Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	765,807
City of Norfolk VA, 5.00%, 08/01/46 (PR 08/01/28) (SAW)	2,755	3,019,395
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,039,066
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,096,581
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,078,593
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,025	3,119,107
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,154,661
County of Arlington VA GO
4.00%, 06/15/34 (Call 06/15/29)	2,085	2,178,363
5.00%, 06/15/32	8,715	10,103,639
County of Fairfax VA
2.00%, 10/01/38 (Call 04/01/32)	13,630	9,816,995
5.00%, 10/01/36	7,305	7,947,635
County of Fairfax VA GO
4.00%, 10/01/24 (SAW)	10,000	10,074,599
4.00%, 10/01/30 (SAW)	8,600	9,157,390
4.00%, 10/01/32 (Call 04/01/27) (SAW)	9,900	10,200,063
5.00%, 10/01/25 (Call 04/01/25) (SAW)	5,000	5,182,977
5.00%, 10/01/31 (Call 04/01/29) (SAW)	5,280	5,848,559
5.00%, 10/01/32 (Call 04/01/32) (SAW)	4,265	4,936,667
5.00%, 10/01/38 (Call 04/01/30) (SAW)	5,035	5,487,017
Series A, 4.00%, 10/01/24	2,165	2,181,151
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,625	7,800,307
Series A, 5.00%, 10/01/28	5,000	5,496,646
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	1,800	1,924,106
Series B, 5.00%, 10/01/24 (SAW)	3,550	3,613,568
County of Fairfax VA Sewer Revenue RB, Series A, 4.00%, 07/15/51 (Call 07/15/31)	10,000	9,540,489
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,382,735
County of Henrico VA Water & Sewer Revenue RB, 4.13%, 05/01/44 (Call 05/01/24)	18,780	18,883,840
County of Loudoun VA GO, 4.00%, 12/01/31 (Call 12/01/30) (SAW)	3,295	3,503,450
Hampton Roads Sanitation District RB
Series A, 5.00%, 08/01/30 (Call 08/01/26)	2,000	2,103,358
Series A, 5.00%, 08/01/37 (Call 08/01/26)	8,570	9,012,890
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	10,000	10,834,405
Hampton Roads Transportation Accountability Commission RB 5.00%, 07/01/48 (Call 01/01/28)	21,035	22,066,766

Security	Par (000)	Value

Virginia (continued)
5.50%, 07/01/57 (Call 01/01/28)	$11,380	$12,558,934
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	1,901,845
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	4,585,353
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	5,432,668
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	8,480,483
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,106,018
Northern Virginia Transportation Commission RB, 5.00%, 06/01/47 (Call 06/01/32)	8,000	8,597,616
University of Virginia RB
5.00%, 04/01/38 (Call 04/01/27)	1,000	1,052,450
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	8,140,686
Virginia College Building Authority, 5.00%, 02/01/30	6,340	7,082,879
Virginia College Building Authority RB
3.00%, 02/01/40 (Call 02/01/31)	2,485	2,053,847
3.00%, 09/01/51 (Call 09/01/31)	7,110	5,150,701
3.50%, 02/01/34 (Call 02/01/32)	2,000	1,984,743
5.00%, 02/01/24	10,000	10,068,922
5.00%, 02/01/27	14,000	14,882,356
5.00%, 02/01/28	21,120	22,874,479
5.00%, 02/01/30	12,250	13,685,374
5.00%, 02/01/32	3,015	3,459,861
5.00%, 02/01/34 (Call 02/01/33)	3,500	4,067,607
5.00%, 02/01/35 (Call 02/01/32)	13,000	14,797,510
5.00%, 02/01/36 (Call 02/01/32)	13,000	14,641,160
5.00%, 02/01/38 (Call 02/01/32)	1,790	1,977,211
5.00%, 02/01/39 (Call 02/01/32)	2,000	2,197,438
5.00%, 02/01/40 (Call 02/01/32)	20,955	22,909,483
5.00%, 02/01/42 (Call 02/01/32)	4,460	4,850,527
5.25%, 02/01/41 (Call 02/01/32)	5,000	5,546,529
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	4,494,287
Series A, 4.00%, 02/01/31 (Call 02/01/26)	4,300	4,387,698
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,028,822
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	4,700	4,944,448
Series C, 5.00%, 02/01/25	8,620	8,828,864
Series C, 5.00%, 02/01/28	500	541,536
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,012,718
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,054,428
Series C, 5.00%, 02/01/31 (Call 02/01/27)	1,830	1,924,313
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,624,915
Series E, 5.00%, 02/01/26	4,405	4,593,494
Series E, 5.00%, 02/01/28	1,000	1,083,072
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	5,416,013
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	1,962,981
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,107,047
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/33 (Call 05/15/32)	12,320	13,028,814
4.00%, 05/15/35 (Call 05/15/32)	8,000	8,328,722
4.00%, 05/15/42 (Call 05/15/27)	14,260	13,997,575
5.00%, 03/15/24	5,000	5,045,071
5.00%, 09/15/27	1,000	1,076,489
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,017,023
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,034,455
Series A, 5.00%, 05/15/26	4,375	4,587,482
Series A, 5.00%, 05/15/27	2,465	2,640,944
Series A, 5.00%, 05/15/30 (Call 11/15/27)	21,035	22,574,415
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,435,282
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	4,000	4,208,992
Series A, 5.00%, 08/01/27	3,000	3,219,176

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 08/01/28 (Call 08/01/27)	$1,145	$1,230,716
Series A, 5.00%, 08/01/38 (Call 08/01/32)	1,010	1,125,952
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	2,000	2,078,614
Series B, 5.00%, 08/01/24	9,755	9,902,841
Series B, 5.00%, 08/01/25	1,975	2,038,107
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	256,675
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	3,677,062
Virginia Public School Authority RB
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,564,919
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,161,939
5.00%, 08/01/28 (Call 08/01/25)	1,940	2,002,469
5.00%, 08/01/29 (SAW)	2,685	2,983,736
5.00%, 08/01/47 (Call 08/01/32) (SAW)	6,410	6,958,857
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/24)	26,155	26,567,752

		640,245,068

Washington — 3.9%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/27	1,500	1,616,837
Series S-1, 5.00%, 11/01/28	1,505	1,653,014
Series S-1, 5.00%, 11/01/29 (Call 11/01/25)	3,500	3,628,239
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	1,250	1,295,800
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	16,810	17,425,913
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	4,500	4,664,879
Series S-1, 5.00%, 11/01/36 (Call 11/01/31)	3,000	3,341,116
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	19,835	20,561,748
Series S-1, 5.00%, 11/01/46	3,170	3,496,649
City of Seattle WA GOL
Series A, 5.00%, 06/01/24	1,955	1,979,415
Series A, 5.00%, 12/01/29	5,415	6,046,604
Series A, 5.00%, 12/01/30	7,860	8,917,249
Series A, 5.00%, 09/01/31	6,440	7,392,037
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 03/01/32	11,735	13,508,814
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,324,891
5.00%, 02/01/24	5,825	5,865,855
5.00%, 07/01/43 (Call 07/01/32)	2,360	2,543,026
5.00%, 07/01/47 (Call 07/01/32)	19,330	20,588,837
5.00%, 03/01/48 (03/01/33)	17,300	18,457,879
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,735	3,687,667
Series A, 4.00%, 06/01/41 (Call 09/21/23)	23,985	23,510,838
Series A, 4.00%, 07/01/41 (Call 07/01/31)	5,000	4,893,647
Series A, 4.00%, 07/01/43 (Call 07/01/31)	12,000	11,692,546
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,686,461
Series A, 4.00%, 07/01/47 (Call 07/01/31)	9,805	9,266,282
Series A, 4.00%, 07/01/51 (Call 07/01/31)	4,865	4,503,342
Series B, 5.00%, 02/01/25	4,475	4,583,430
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	2,964,869
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 09/21/23)	1,000	962,193
Series A, 5.00%, 01/01/38 (Call 09/21/23)	4,400	4,401,940
City of Tacoma WA Sewer Revenue RB, 4.00%, 12/01/51 (Call 12/01/31)	19,440	17,969,413
City of Tacoma WA Water Revenue RB, 4.00%, 12/01/43 (Call 09/21/23)	41,415	39,769,739
County of King WA GOL
5.00%, 01/01/28	3,270	3,540,086
5.00%, 12/01/28	2,515	2,769,972

Security	Par (000)	Value

Washington (continued)
5.00%, 12/01/39 (Call 06/01/33)	$5,140	$5,726,472
Series A, 4.00%, 01/01/25	3,950	3,987,555
Series A, 5.00%, 01/01/31	7,000	7,951,968
Series A, VRDN, 4.00%, 01/01/46 (Put 08/31/23)(b)	42,495	42,495,000
County of King WA Sewer Revenue RB
4.00%, 01/01/45 (Call 07/01/33)	14,885	14,137,615
5.00%, 01/01/28	5,000	5,412,975
5.00%, 07/01/40 (PR 01/01/25)	2,000	2,044,937
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,149,541
Series A, 4.00%, 01/01/52 (Call 01/01/30)	27,000	24,618,535
Series A, VRDN, 0.63%, 01/01/32 (Put 09/21/23)(b)	2,000	1,976,018
Series B, 5.00%, 07/01/25	5,720	5,896,362
Series B, 5.00%, 07/01/27 (Call 07/01/26)	1,640	1,719,806
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,074,166
Energy Northwest RB
4.00%, 07/01/42 (Call 07/01/31)	9,000	8,801,623
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,057,604
5.00%, 07/01/27 (Call 07/01/24)	19,025	19,263,183
5.00%, 07/01/28	3,575	3,896,449
5.00%, 07/01/32	5,405	6,237,897
5.00%, 07/01/36 (Call 07/01/32)	8,500	9,533,333
5.00%, 07/01/37 (Call 07/01/32)	21,000	23,317,770
5.00%, 07/01/39 (Call 07/01/33)	8,000	8,849,574
5.00%, 07/01/40 (Call 07/01/31)	5,205	5,639,892
5.00%, 07/01/41 (Call 07/01/31)	12,090	13,056,096
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	1,992,419
Series A, 5.00%, 07/01/26	9,910	10,412,796
Series A, 5.00%, 07/01/27	1,000	1,070,114
Series A, 5.00%, 07/01/28	1,555	1,694,819
Series A, 5.00%, 07/01/28 (Call 07/01/27)	7,935	8,472,113
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,530,486
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,566,204
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,051,538
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,100,270
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,152,980
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	8,223,725
Series C, 5.00%, 07/01/25	4,805	4,952,289
Series C, 5.00%, 07/01/27	1,000	1,070,114
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	5,970,769
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,140,634
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	4,355	4,411,132
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,025,527
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,012,357
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,073,547
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,207,859
King County School District No. 210 Federal Way GO, 3.60%, 12/01/37 (Call 12/01/27) (GTD)	21,945	19,985,292
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,078,737
Port of Seattle WA RB
5.00%, 08/01/30	3,000	3,326,386
5.00%, 08/01/31	2,500	2,800,249
Snohomish County Public Utility District No.1 Electric System Revenue, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,024,816
Spokane County School District No. 81 Spokane GO, 4.00%, 12/01/39 (Call 06/01/31) (GTD)	2,000	1,965,390
State of Washington GO
4.00%, 07/01/29	53,230	56,068,490

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
4.00%, 02/01/37 (Call 02/01/32)	$11,550	$11,690,554
5.00%, 01/01/24	16,090	16,177,568
5.00%, 07/01/25	5,000	5,157,749
5.00%, 08/01/25	26,145	26,980,414
5.00%, 02/01/26	10,000	10,432,633
5.00%, 02/01/29	16,135	17,777,893
5.00%, 08/01/29	6,180	6,864,054
5.00%, 06/01/30	10,560	11,851,987
5.00%, 06/01/31	11,085	12,592,143
5.00%, 08/01/34 (08/01/33)	27,595	32,012,717
5.00%, 02/01/38 (Call 02/01/29)	3,000	3,203,735
5.00%, 08/01/38 (08/01/33)	10,000	11,153,042
5.00%, 08/01/38 (Call 08/01/31)	20,500	22,445,846
5.00%, 02/01/39 (Call 02/01/30)	6,565	7,046,675
5.00%, 07/01/39 (Call 07/01/33)	15,310	16,935,873
5.00%, 08/01/42 (Call 08/01/32)	9,745	10,571,388
5.00%, 02/01/45 (Call 02/01/33)	32,110	34,695,356
5.00%, 08/01/45 (Call 08/01/32)	10,140	10,922,259
5.00%, 08/01/46 (Call 08/01/32)	10,145	10,905,698
5.00%, 08/01/47 (Call 08/01/32)	29,000	31,119,445
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,391,156
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,609,992
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,137,304
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,475,937
Series A, 5.00%, 02/01/27	7,270	7,728,195
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	10,782,505
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,225,625
Series A, 5.00%, 08/01/40 (Call 08/01/31)	10,000	10,845,898
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,393,191
Series A, 5.00%, 08/01/44 (Call 08/01/31)	10,600	11,364,109
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,566,861
Series B, 5.00%, 07/01/24	6,275	6,362,247
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,521,779
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,064,342
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,038,938
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	10,916,018
Series B, 5.00%, 07/01/29 (Call 01/01/26)	3,210	3,334,991
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,705	1,767,130
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,103,204
Series C, 5.00%, 02/01/28	2,000	2,168,725
Series C, 5.00%, 02/01/29	2,205	2,429,517
Series C, 5.00%, 02/01/30	9,840	10,986,906
Series C, 5.00%, 02/01/31	3,900	4,408,486
Series C, 5.00%, 02/01/34 (Call 02/01/30)	4,560	5,071,692
Series C, 5.00%, 02/01/38 (Call 02/01/31)	4,780	5,211,634
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,052,274
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	5,349,872
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,347,199
Series C, 5.00%, 02/01/41 (Call 02/01/30)	6,040	6,445,321
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,045,336
Series C, 5.00%, 02/01/42 (Call 02/01/31)	1,500	1,607,772
Series C, 5.00%, 02/01/43 (Call 02/01/32)	2,390	2,578,463
Series C, 5.00%, 02/01/46 (Call 02/01/32)	1,750	1,874,196
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	8,204,863
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	903,623
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	2,621,023
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	1,760,613
Series F, 5.00%, 06/01/35 (Call 06/01/31)	2,325	2,610,978
Series R, 4.00%, 07/01/27	36,300	37,544,908
Series R, 4.00%, 07/01/28	13,315	13,930,618

Security	Par (000)	Value

Washington (continued)
Series R, 4.00%, 07/01/30	$12,785	$13,462,701
Series R, 4.00%, 07/01/33 (Call 07/01/32)	10,000	10,626,665
Series R, 4.00%, 02/01/38 (Call 02/01/32)	1,000	1,001,124
Series R, 5.00%, 02/01/25	4,555	4,664,737
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,531,094
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	6,582,088
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,201,005
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,261,688
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,284,102
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,037,557
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,531,094
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,059,065
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	4,476,960
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,082,241
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,124,779
Series R-2018-C, 5.00%, 08/01/26	5,680	5,986,476
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,670	1,789,512
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	6,850,701
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	7,410,920
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,168,233
Series R-2018-D, 5.00%, 08/01/27	1,060	1,138,252
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,419,318
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,198,738
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	5,737,752
Series R-2020C, 5.00%, 07/01/25	2,520	2,599,505
Series R-2020D, 5.00%, 07/01/25	1,550	1,598,902
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	2,205	2,365,515
State of Washington RB
5.00%, 09/01/23	4,000	4,000,000
5.00%, 09/01/24	4,500	4,567,213
Series C, 5.00%, 09/01/24 (Call 09/21/23)	2,025	2,026,322
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,082,747

		1,297,924,126

West Virginia — 0.1%
State of West Virginia GO
5.00%, 12/01/30 (Call 06/01/29)	5,930	6,576,586
5.00%, 06/01/32 (Call 06/01/31)	2,600	2,951,452
5.00%, 06/01/41 (Call 06/01/29)	2,545	2,688,463
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	2,891,788
Series B, 4.00%, 06/01/42 (Call 06/01/28)	4,895	4,741,020
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	2,895,688
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,093,237
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	1,465	1,535,654
West Virginia Parkways Authority RB
4.00%, 06/01/51 (Call 06/01/31)	1,755	1,612,163
5.00%, 06/01/43 (Call 06/01/28)	3,500	3,643,900
5.00%, 06/01/47 (Call 06/01/31)	3,500	3,683,444

		35,313,395

Wisconsin — 0.9%
State of Wisconsin, 5.00%, 05/01/32	10,000	11,534,603
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,465	3,573,739
State of Wisconsin GO
5.00%, 05/01/24	27,985	28,289,793
5.00%, 05/01/27	5,420	5,800,231
5.00%, 05/01/27 (Call 11/01/24)	2,095	2,134,124

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
5.00%, 05/01/27 (Call 05/01/25)	$1,750	$1,805,196
5.00%, 05/01/27 (PR 11/01/24)	405	413,011
5.00%, 11/01/27 (Call 05/01/27)	1,000	1,068,894
5.00%, 11/01/28 (Call 05/01/27)	6,460	6,912,006
5.00%, 05/01/31	2,855	3,249,660
5.00%, 11/01/31 (Call 05/01/27)	6,530	6,984,015
5.00%, 05/01/33	10,000	11,668,747
5.00%, 05/01/34 (Call 05/01/33)	16,120	18,777,754
5.00%, 05/01/35 (Call 05/01/33)	4,000	4,619,551
5.00%, 05/01/36 (05/01/31)	2,755	3,077,774
5.00%, 05/01/36 (Call 05/01/32)	4,575	5,171,751
5.00%, 05/01/40 (05/01/32)	10,810	11,879,808
5.00%, 05/01/41 (05/01/32)	14,825	16,219,666
5.00%, 05/01/43 (05/01/32)	11,545	12,537,199
Series 1, 5.00%, 11/01/23	10,000	10,024,547
Series 2, 5.00%, 11/01/23	5,000	5,012,274
Series 2, 5.00%, 11/01/25	1,475	1,531,230
Series 2, 5.00%, 11/01/26	3,080	3,262,671
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	3,900	4,168,687
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,096,526
Series 2021-2, 5.00%, 05/01/25	4,240	4,361,033
Series 2021-2, 5.00%, 05/01/28	1,000	1,089,193
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,057,044
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,255,060
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	10,405	11,109,014
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,354,235
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	6,480,192
Series A, 4.00%, 05/01/39 (Call 05/01/28)	9,635	9,584,444
Series A, 5.00%, 05/01/35 (Call 05/01/31)	5,265	5,939,895
Series B, 4.00%, 05/01/41 (Call 05/01/29)	5,000	4,930,278
Series B, 4.00%, 05/01/42 (Call 05/01/29)	3,225	3,142,199
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	13,843,694
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	7,673,050
Series D, 5.00%, 05/01/37 (PR 05/01/24)	5,000	5,055,758

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin RB
5.00%, 05/01/28 (PR 05/01/27)	$2,000	$2,134,582
Series A, 5.00%, 05/01/29 (PR 05/01/27)	13,435	14,339,055
Wisconsin Department of Transportation RB
5.00%, 07/01/28 (Call 07/01/27)	5,700	6,036,287
Series 1, 5.00%, 07/01/27	1,000	1,070,487
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,117,995
Series 2, 5.00%, 07/01/26	1,000	1,051,290
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	13,395	14,158,962
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,259,866
Wisconsin Health & Educational Facilities Authority RB,
5.00%, 12/01/41 (Call 11/01/26)	3,075	3,147,620

		310,004,690

Total Long-Term Investments — 99.3% (Cost: $34,066,418,218)		32,863,653,711

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 4.03%(c)(d)	1,245	1,244,945

Total Short-Term Securities — 0.0% (Cost: $1,244,945)		1,244,945

Total Investments — 99.3% (Cost: $34,067,663,163)		32,864,898,656

Other Assets Less Liabilities — 0.7%		230,086,447

Net Assets — 100.0%		$33,094,985,103

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$54,836,735	$—	$(53,621,980	)(a)	$38,371	$(8,181)	$1,244,945	1,245	$727,504	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® National Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$32,863,653,711	$—	$32,863,653,711
Short-Term Securities
Money Market Funds	1,244,945	—	—	1,244,945

	$1,244,945	$32,863,653,711	$—	$32,864,898,656

See notes to financial statements.

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 99.0%
Battery Park City Authority RB
5.00%, 11/01/25	$2,000	$2,078,364
5.00%, 11/01/31	1,000	1,159,723
5.00%, 11/01/32	1,000	1,175,418
5.00%, 11/01/42 (Call 11/01/33)	1,000	1,090,596
5.00%, 11/01/48 (Call 11/01/33)	1,000	1,072,391
5.00%, 11/01/53 (Call 11/01/33)	1,125	1,200,607
Series A, 4.00%, 11/01/44 (Call 11/01/29)	2,485	2,395,947
Series A, 5.00%, 11/01/23	200	200,488
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	957,329
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	501,219
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	100,244
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,051,983
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,087,857
Series B, 5.00%, 11/01/39 (Call 11/01/29)	715	774,722
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,074,486
Series D-2, VRDN, 4.00%, 11/01/38 (Put 08/31/23)(a)	2,430	2,430,000
Buffalo Municipal Water Finance Authority RB
4.00%, 07/01/51 (Call 07/01/29) (AGM)	1,675	1,569,742
5.00%, 07/01/48 (Call 07/01/26) (AGM)	1,750	1,794,442
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,029,983
City of New York NY GO
3.00%, 08/01/50 (Call 08/01/31)	750	557,893
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,456,585
5.00%, 08/01/27	2,945	3,156,788
5.00%, 04/01/28	1,750	1,896,015
5.00%, 08/01/28	825	899,442
5.00%, 08/01/29	2,000	2,211,098
5.00%, 10/01/31	1,000	1,136,729
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,502,643
5.00%, 08/01/34 (Call 08/01/33)	2,500	2,865,783
Series A, 5.00%, 08/01/25	200	206,728
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	257,334
Series A, 5.00%, 08/01/27	1,255	1,345,253
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,775	1,898,295
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,063,376
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	879,661
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	519,489
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	514,336
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	839,181
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	352,058
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	982,512
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	590,088
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	257,086
Series C, 5.00%, 08/01/26	1,000	1,052,533
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,360,148
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	516,699
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	683,075
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	255,158
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	535,547
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	972,373
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,389,404
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,189,524
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	496,767
Series E, 5.00%, 08/01/24	470	477,376
Series E, 5.00%, 08/01/26	500	526,266
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	389,276
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	511,439

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	$500	$518,878
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,117,844
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,013,633
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	532,110
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	1,000	988,611
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,647,369
City of Rochester NY GOL, 5.00%, 08/01/31 (Call 08/01/30)	1,000	1,119,006
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	305,390
Series C, 5.00%, 10/01/23 (BAM)	335	335,359
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	128,158
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,226,316
5.00%, 06/01/24	1,890	1,916,795
5.00%, 06/01/24 (AGM)	565	573,052
Series B, 5.00%, 06/01/26 (AGM)	250	262,510
County of Nassau NY GOL
4.00%, 04/01/53 (Call 04/01/33)	2,000	1,851,157
5.00%, 10/01/25	830	860,940
5.00%, 04/01/37 (Call 04/01/32)	2,000	2,220,567
Series B, 5.00%, 10/01/24	1,000	1,018,118
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,092,064
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,055,087
Series C, 5.00%, 10/01/27	975	1,053,956
County of Onondaga NY GOL, 3.00%, 08/15/33 (Call 08/15/29)	100	98,764
County of Suffolk NY GOL
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,022,941
5.00%, 11/01/23 (AGM)	2,000	2,004,941
5.00%, 02/01/25 (AGM)	1,000	1,023,121
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,599,648
County of Westchester NY GOL
4.00%, 12/15/35 (Call 12/15/30)	1,000	1,058,448
5.00%, 12/15/23	150	150,706
5.00%, 12/15/26	1,000	1,063,853
5.00%, 10/15/28	2,000	2,210,102
Series A, 5.00%, 01/01/24	365	366,998
Series A, 5.00%, 12/01/24	1,000	1,021,369
Series A, 5.00%, 10/15/28	1,000	1,105,051
Series B, 5.00%, 11/15/24	125	127,573
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	772,504
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,018,677
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	470,721
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	137,225
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,433,259
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	367,715
5.00%, 05/01/27 (SAW)	500	536,333
5.00%, 05/01/29 (SAW)	1,000	1,114,526
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,662,650
5.00%, 02/15/30 (Call 02/15/27)	1,100	1,167,535
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,724,809
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,944,123
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,200	1,112,045
Series A, 5.00%, 02/15/25	200	205,245

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/26	$1,750	$1,827,604
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	425,212
Series A, 5.00%, 02/15/31 (Call 02/15/27)	555	588,615
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	529,543
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,475,969
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,795	2,919,487
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	520,583
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	207,938
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	206,892
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	669,956
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	987,210
5.00%, 09/01/24	1,310	1,332,894
5.00%, 09/01/25	1,125	1,165,053
5.00%, 09/01/26	100	105,699
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,495,351
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,594,239
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,250,813
5.00%, 09/01/38 (Call 09/01/28)	250	264,039
5.00%, 09/01/42 (Call 09/01/27)	4,465	4,644,813
5.00%, 09/01/48 (Call 09/01/33)	500	534,047
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,727,798
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	954,755
Series A, 5.00%, 09/01/30	530	599,667
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	253,344
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,504,152
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,013,505
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	515,910
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	760,056
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(a)	80	73,775
Series B, VRDN, 1.65%, 09/01/49 (Call 03/01/24)(a)	600	586,232
Metropolitan Transportation Authority RB
4.00%, 11/15/48 (Call 05/15/31)	1,500	1,345,221
5.00%, 11/15/40 (Call 05/15/25)	2,685	2,698,325
5.00%, 11/15/46 (Call 05/15/32)	1,000	1,063,868
Series A, 0.00%, 11/15/30(b)	850	649,956
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	788,413
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,036,309
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,378,141
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	317,584
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	882,358
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,336,600
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	347,256
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,001,463
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	201,331
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	517,277
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	341,478
Series B, 5.00%, 11/15/24	500	507,495
Series B, 5.00%, 11/15/25	250	256,659
Series B, 5.00%, 11/15/26	750	778,838
Series B, 5.00%, 11/15/28	1,005	1,064,899
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	400,417
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,016,766
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,060,267
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,065,281
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	647,348
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	518,254
Series C, 5.00%, 11/15/42 (Call 09/21/23)	1,200	1,194,286
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	1,985,791
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	487,074

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/25	$200	$205,327
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	356,082
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,258,602
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,027,719
Series C-2, 0.00%, 11/15/27(b)	1,000	850,830
Series C-2, 0.00%, 11/15/29(b)	1,000	783,398
Series C-2, 0.00%, 11/15/39(b)	245	110,635
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,158,792
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	515,606
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	249,963
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	903,505
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	889,835
Series E, 4.00%, 11/15/38 (Call 10/02/23)	55	52,528
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	517,756
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	924,109
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,480,097
Monroe County Industrial Development Corp/NY RB, 5.00%, 07/01/28 (Call 07/01/27)	110	117,311
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,000,096
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,083,687
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,236,864
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	154,481
Series A, 5.00%, 11/15/24	1,000	1,020,582
Series A, 5.00%, 11/15/29	500	564,567
Series A, 5.00%, 11/15/31 (Call 05/15/31)	525	607,717
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	351,647
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	619,563
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,842,246
Series A, 5.00%, 10/01/24	100	101,865
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	230	237,233
5.00%, 06/15/28 (Call 12/15/26)	3,700	3,907,771
5.00%, 06/15/47 (Call 12/15/32)	5,300	5,636,429
Series AA, 4.00%, 06/15/24	420	422,746
Series AA, 5.00%, 06/15/24	250	253,538
Series BB, 4.00%, 06/15/47 (Call 09/21/23)	400	382,956
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,621,600
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	643,956
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,148,119
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	534,192
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	750	770,980
Series CC-2, 5.00%, 06/15/25	810	835,471
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,607,659
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,549,717
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	472,562
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	502,479
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	505	524,717
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	487,249
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,296,387
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	313,981
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	510,761
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	945,125
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,381,687

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 07/15/30 (SAW)	$195	$219,790
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	691,926
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	571,909
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	508,513
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	490,412
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	360,334
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	540,099
Series S-4A, 5.00%, 07/15/27 (SAW)	115	123,464
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	540,099
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/41 (Call 11/01/30)	1,410	1,385,697
4.00%, 02/01/51 (Call 02/01/33)	2,000	1,877,088
5.00%, 11/01/23	325	325,726
5.00%, 11/01/24	2,400	2,447,746
5.00%, 11/01/25	500	518,849
5.00%, 11/01/26	2,000	2,118,617
5.00%, 11/01/27	340	367,173
5.00%, 08/01/30	2,720	3,031,958
5.00%, 05/01/32 (Call 05/01/26)	500	520,758
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,586,390
5.00%, 11/01/36 (Call 11/01/30)	1,000	1,088,122
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,082,926
5.00%, 11/01/38 (Call 05/01/31)	1,250	1,349,198
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,026,650
5.25%, 11/01/36 (Call 11/01/32)	1,500	1,698,803
5.25%, 11/01/37 (Call 11/01/32)	375	421,947
5.50%, 11/01/45 (Call 11/01/32)	850	945,822
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	344,028
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	328,561
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,025,429
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,065,799
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	350,716
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	400,667
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,060,727
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,046,956
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	3,400	3,302,805
Series A4, VRDN, 3.95%, 08/01/39 (Call 08/31/23)(a)	1,500	1,500,000
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,188,959
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	192,007
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	516,631
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	505,968
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	206,568
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	895,405
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,162,599
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,060,727
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,201,135
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,045,135
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,535	1,660,575
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,508,466
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	787,994
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,031,207
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,281,816
Series C, 5.00%, 11/01/26	115	121,821
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	516,631
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,058,736
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	996,836
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,590	2,524,102
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,047,839
Series C-4, VRDN, 4.00%, 11/01/36(a)	2,900	2,900,000

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	$750	$778,385
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	517,634
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,571,240
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	957,580
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,500	3,594,104
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	207,228
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	512,287
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,419,842
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,043,285
New York City Transitional Finance Authority RB, 5.00%, 05/01/45 (Call 11/01/33)	2,000	2,145,512
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	1,000	1,075,094
Series AA1, VRDN, 4.00%, 06/15/50 (Put 08/31/23)(a)	2,600	2,600,000
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	507,745
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	256,456
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,004,870
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,012,069
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	503,503
Series DD-1, 5.00%, 06/15/30	1,310	1,484,917
Series EE, 5.00%, 06/15/31	690	794,593
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	525,774
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,116,970
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	253,363
Series A, 0.00%, 11/15/48(b)	500	135,838
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	473,089
5.00%, 11/15/26 (AGM)	500	531,798
5.00%, 11/15/27 (AGM)	505	548,270
5.00%, 11/15/31 (AGM)	1,000	1,162,719
Series A, 4.00%, 11/15/50 (Call 05/15/30)	2,500	2,382,412
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	939,558
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	741,588
New York State Dormitory Authority RB
3.00%, 07/01/41 (Call 07/01/31)	1,750	1,397,122
3.00%, 07/01/45 (Call 07/01/32)	750	557,651
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,291,541
4.00%, 07/01/33 (Call 07/01/27)	415	422,332
4.00%, 07/01/38 (Call 07/01/25)	720	714,889
4.00%, 07/01/41 (Call 07/01/28)	4,000	3,866,021
4.00%, 07/01/42 (Call 07/01/32)	1,000	962,784
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,095,034
4.00%, 03/15/46 (Call 03/15/32)	1,000	949,984
4.00%, 07/01/46 (Call 07/01/29)	1,000	925,573
4.00%, 03/15/47 (Call 03/15/32)	2,000	1,890,155
4.00%, 03/15/48 (Call 09/15/30)	2,000	1,883,691
4.00%, 07/01/50 (Call 07/01/30)	2,030	1,912,189
5.00%, 07/01/25	660	681,771
5.00%, 02/15/26	250	260,667
5.00%, 02/15/26 (ETM)	420	437,753
5.00%, 10/01/26 (Call 10/02/23) (AGM)	25	25,027
5.00%, 07/01/28	1,000	1,085,235
5.00%, 07/01/28 (Call 07/01/27)	1,330	1,426,161
5.00%, 03/15/29 (Call 09/15/25)	315	324,461
5.00%, 07/01/30	1,000	1,095,339
5.00%, 02/15/31 (Call 02/15/27)	2,025	2,139,509
5.00%, 03/15/31	2,560	2,893,571
5.00%, 07/01/33 (Call 07/01/27)	840	897,777
5.00%, 10/01/33	1,475	1,766,291

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/34 (Call 09/15/26)	$1,000	$1,043,084
5.00%, 02/15/36 (Call 02/15/27)	500	522,449
5.00%, 07/01/45 (Call 07/01/25)	100	100,716
5.00%, 07/01/48 (Call 07/01/28)	500	528,553
5.00%, 07/01/50 (Call 07/01/30)	2,500	2,620,210
Series 1, 5.00%, 03/15/25	500	513,048
Series 1, 5.50%, 07/01/40 (AMBAC)	400	464,196
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,000	1,033,341
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	483,253
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	473,242
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	272,232
Series A, 5.00%, 03/15/24	1,335	1,347,452
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	357,688
Series A, 5.00%, 07/01/26	1,125	1,180,524
Series A, 5.00%, 10/01/26	305	323,199
Series A, 5.00%, 10/01/27	500	541,291
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	347,560
Series A, 5.00%, 10/01/28	505	557,922
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	973,046
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	719,530
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	408,894
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,021,936
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	342,496
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,576,189
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	526,246
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	322,388
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,113,439
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,092,500
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	509,251
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,172,556
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,658,074
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,098,981
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,070,974
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	518,409
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,056,371
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	362,825
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	255,190
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	502,654
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	108,412
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	252,430
Series A, 5.00%, 10/01/47	300	335,285
Series A, 5.00%, 10/01/48	500	558,320
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	518,245
Series A, 5.00%, 10/01/50	310	346,553
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	777,838
Series A-2, 5.00%, 10/01/46	225	251,674
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	743,577
Series B, 5.00%, 10/01/23	800	800,988
Series B, 5.00%, 10/01/24	190	193,584
Series B, 5.00%, 10/01/25	2,100	2,179,567
Series B, 5.00%, 02/15/27	420	447,187
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	534,110
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,020,680
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	799,905
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	509,562
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,062,403
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	524,906
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	506,815
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,072,234
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,038,522

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 07/01/50 (Call 07/01/29)	$500	$521,712
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	468,999
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	503,409
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,060,871
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	525,055
Series D, 4.00%, 02/15/47 (Call 02/15/30)	2,000	1,890,897
Series D, 5.00%, 02/15/25	1,400	1,434,457
Series D, 5.00%, 02/15/28	1,000	1,079,147
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	210,101
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,610,320
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	406,238
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	1,966,779
Series E, 5.00%, 02/15/24	1,000	1,007,572
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,029,638
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	974,760
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,053,469
4.00%, 08/15/46 (Call 02/15/32)	1,000	959,112
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,426,293
5.00%, 03/15/24	280	282,671
5.00%, 06/15/24	625	633,748
5.00%, 06/15/25	1,000	1,032,323
5.00%, 08/15/29	165	185,099
5.00%, 09/15/29	500	561,726
5.00%, 08/15/31	300	347,801
5.00%, 06/15/32	500	586,004
5.00%, 09/15/32	500	587,992
5.00%, 06/15/34 (Call 06/15/24)	260	262,858
5.00%, 09/15/34 (Call 09/15/32)	500	580,315
5.00%, 06/15/35 (Call 06/15/28)	365	396,129
5.00%, 09/15/37 (Call 09/15/32)	500	559,670
5.00%, 06/15/53 (Call 06/15/33)	2,500	2,662,922
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	213,025
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,032,285
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	531,570
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	868,027
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,267,660
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	475,744
Series B, 5.00%, 06/15/24	250	253,499
Series B, 5.00%, 06/15/28	500	549,408
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,059,302
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,359,990
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,037,978
New York State Thruway Authority RB
4.00%, 03/15/52 (Call 03/15/31)	775	715,174
4.00%, 03/15/56 (Call 03/15/31)	3,000	2,735,293
4.13%, 03/15/56 (Call 09/15/32)	2,000	1,875,621
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	532,702
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	103,538
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	508,399
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	608,751
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,831,493
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,525,426
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	903,491
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,461,108
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	914,368
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	130,723
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	100,460
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	1,979,003
Series K, 5.00%, 01/01/24	215	216,198

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series K, 5.00%, 01/01/30 (Call 01/01/25)	$465	$473,752
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	254,673
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	346,267
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	504,851
Series L, 5.00%, 01/01/24	500	502,786
Series L, 5.00%, 01/01/25	200	204,546
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	865,314
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	355,232
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,155,448
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	2,500	2,395,147
4.00%, 03/15/49 (Call 09/15/30)	1,000	942,077
5.00%, 03/15/25	500	513,070
5.00%, 09/15/28	1,370	1,495,579
5.00%, 03/15/31 (Call 09/15/30)	575	643,529
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,147,420
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,045,314
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	991,957
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	987,277
Series A, 5.00%, 03/15/24	440	443,782
Series A, 5.00%, 03/15/25	1,295	1,328,851
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	162,007
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	773,417
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	415,473
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	528,034
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	359,405
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	206,706
Series A-1, 5.00%, 03/15/28 (Call 09/21/23)	520	520,806
Series A-1, 5.00%, 03/15/43 (Call 09/21/23)	240	240,156
Series C, 5.00%, 03/15/31 (Call 10/02/23)	655	656,055
Series C-1, 5.00%, 03/15/27	285	303,023
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	520,880
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	413,190
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,021,675
Series E, 5.00%, 03/15/28 (Call 09/21/23)	1,325	1,327,053
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/47 (Call 12/01/29)	1,000	944,553
4.00%, 12/01/49 (Call 12/01/29)	500	464,572
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,076,712
5.00%, 12/01/40 (Call 12/01/29)	500	536,957
5.00%, 12/01/43 (Call 12/01/29)	500	532,024
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	761,535
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	263,526
4.00%, 12/15/40 (Call 06/15/24)	400	397,138
4.00%, 06/15/44 (Call 06/15/24)	250	241,996
4.00%, 09/01/45 (Call 09/01/29)	1,000	962,338
5.00%, 07/15/24	125	126,832
5.00%, 07/15/25	750	774,334
5.00%, 05/01/28 (Call 05/01/25)	330	338,775
5.00%, 07/15/29	520	580,705
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,104,747
5.00%, 07/15/33 (Call 07/15/30)	500	560,990
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,103,765
5.00%, 09/01/34 (Call 09/01/24)	250	253,320
5.00%, 07/15/48 (Call 07/15/33)	750	800,509
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	730,288
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	404,380
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	525	543,136

Security	Par (000)	Value

New York (continued)
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	$1,000	$1,034,130
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,031,447
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	510,910
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,016,750
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	513,858
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	511,562
Series 205, 5.00%, 11/15/25	1,000	1,038,052
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	537,681
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	526,529
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,414,759
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,374,249
Series 230, 4.00%, 12/01/30	1,500	1,610,634
Series 5, 5.38%, 03/01/28	365	381,571
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	355	355,636
Series A, 5.00%, 10/15/24	1,890	1,924,824
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,309,882
Series A, 5.00%, 10/15/29 (Call 10/15/24)	1,570	1,598,928
Series A, 5.00%, 10/15/30 (Call 10/15/24)	1,440	1,466,532
Saratoga County Water Authority RB, 4.00%, 09/01/48 (Call 09/01/26)	4,600	4,342,825
State of New York GO
5.00%, 03/15/24	280	282,583
Series A, 5.00%, 03/01/24	810	816,966
Series A, 5.00%, 02/15/25	1,000	1,025,227
Series A, 5.00%, 03/15/27	500	535,943
Series A, 5.00%, 03/15/31	500	577,510
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,915	1,952,070
5.00%, 06/01/24	275	278,454
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	492,853
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,431,153
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,175
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	481,405
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	516,009
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	533,866
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	138,583
Town of Brookhaven NY GOL
4.00%, 07/15/24	115	115,883
4.00%, 07/15/26	3,285	3,375,164
4.00%, 03/15/28 (Call 03/15/24)	250	251,448
5.00%, 05/01/27 (Call 05/01/25)	600	616,932
Town of Hempstead NY GOL
5.00%, 06/15/27 (Call 06/15/26)	125	131,805
5.00%, 06/15/28	1,000	1,097,408
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,359,682
4.00%, 11/01/24 (BAM)	200	201,707
4.00%, 03/01/26	1,095	1,116,959
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,691,571
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	943,698
5.00%, 11/15/27 (Call 08/15/27)	180	193,304
5.00%, 11/15/29	1,000	1,111,656
5.00%, 11/15/30	1,000	1,128,190
5.00%, 11/15/43 (Call 05/15/29)	665	694,896
5.00%, 05/15/52	250	280,564
Series A, 0.00%, 11/15/30(b)	445	335,265
Series A, 0.00%, 11/15/32(b)	200	137,920

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 11/15/54 (Call 11/15/30)	$1,245	$1,150,858
Series A, 5.00%, 11/15/23	245	245,764
Series A, 5.00%, 11/15/24	1,355	1,381,610
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	254,000
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	521,714
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,405,996
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	654,804
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	522,013
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	885,637
Series A-2, VRDN, 2.00%, 05/15/45Put(a)	1,215	1,122,543
Series B, 0.00%, 11/15/32(b)	700	489,290
Series B, 5.00%, 11/15/24	250	254,910
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,058,036
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	341,559
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,756,756
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	260,192
Series C-1, 5.00%, 11/15/25	1,000	1,037,621
VRDN, VRDN, 3.95%, 01/01/32 (Call 08/31/23)(a)	750	750,000
Trust for Cultural Resources of The City of New York (The)
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,099,030
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	539,514
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	534,979
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	131,411
Utility Debt Securitization Authority RB
4.00%, 12/15/35 (Call 06/15/26)	1,455	1,480,587
5.00%, 06/15/27 (Call 06/15/25)	1,745	1,801,403
5.00%, 12/15/29 (Call 12/15/27)	175	190,054
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,102,708
5.00%, 12/15/33 (Call 12/15/25)	400	415,171
5.00%, 12/15/33 (Call 12/15/31)	1,500	1,733,659
5.00%, 12/15/34 (Call 12/15/32)	1,000	1,167,514
5.00%, 12/15/35 (Call 12/15/25)	600	620,753
5.00%, 12/15/36 (Call 12/15/25)	150	154,789
5.00%, 12/15/37 (Call 12/15/25)	750	772,285

Security	Par/ Shares (000)	Value

New York (continued)
5.00%, 12/15/39 (Call 12/15/27)	$1,200	$1,277,750
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,594,258
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,153,357
Series A, 5.00%, 12/15/35 (Call 06/15/26)	1,195	1,246,087
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,254,519
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	752,670
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,002,974
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	997,128
Western Nassau County Water Authority RB
4.00%, 04/01/46 (Call 04/01/31)	1,145	1,092,217
Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,179,105

		563,311,990

Total Long-Term Investments — 99.0% (Cost: $591,681,683)		563,311,990

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 4.14%(c)(d)	133	133,247

Total Short-Term Securities — 0.0% (Cost: $133,247)		133,247

Total Investments — 99.0% (Cost: $591,814,930)		563,445,237

Other Assets Less Liabilities — 1.0%		5,603,375

Net Assets — 100.0%		$569,048,612

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand
(b)	Zero-coupon bond
(c)	Affiliate of the Fund
(d)	Annualized 7-day yield as of period end

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$14,231,522	$—	$(14,098,275	)(a)	$—	$—	$133,247	133	$78,803	$—

(a)	Represents net amount purchased (sold).

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® New York Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$563,311,990	$—	$563,311,990
Short-Term Securities
Money Market Funds	133,247	—	—	133,247

	$133,247	$563,311,990	$—	$563,445,237

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
3.10%, 09/01/29 (PR 09/01/24)	$1,750	$1,745,265
4.00%, 09/01/31 (PR 09/01/24)	20,000	20,125,306
5.00%, 09/01/30 (PR 09/01/24)	6,015	6,110,711
5.00%, 09/01/33 (PR 09/01/27)	1,250	1,343,139
5.00%, 09/01/34 (PR 09/01/27)	1,250	1,343,139
5.00%, 09/01/36 (PR 09/01/27)	6,840	7,349,655
Series A, 5.00%, 09/01/36 (PR 09/01/26)	15,005	15,855,744
Series B, 5.00%, 09/01/23	200	200,000
Series B, 5.00%, 09/01/24	600	609,840
Series B, 5.00%, 09/01/25	1,050	1,085,126
Alabama Public School and College Authority RB
3.25%, 06/01/24 (Call 10/02/23)	10	9,993
5.00%, 01/01/27 (Call 07/01/24)	440	445,654
Series A, 5.00%, 11/01/23	2,495	2,501,479
Series A, 5.00%, 02/01/24	1,125	1,132,526
Series A, 5.00%, 11/01/24	5,300	5,401,806
Series A, 5.00%, 11/01/25	5,750	5,961,895
Series A, 5.00%, 11/01/26	320	338,286
Series A, 5.00%, 11/01/27	11,965	12,896,967
Series B, 5.00%, 01/01/24	10,115	10,168,414
Series B, 5.00%, 01/01/25 (Call 07/01/24)	4,005	4,060,360
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,475	2,505,310
Auburn Water Works Board RB, 5.00%, 09/01/40 (PR 09/01/25)	2,500	2,578,759
State of Alabama GO, Series A, 5.00%, 08/01/24	95	96,423
Tuscaloosa County Board of Education ST, 4.00%, 02/01/47 (PR 02/01/27)	5,015	5,173,289
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/30 (PR 01/01/27)	4,000	4,241,098
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,363,607
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,785	10,374,787

		131,018,578

Alaska — 0.1%
State of Alaska GO, 5.00%, 08/01/27 (Call 08/01/25)	5,460	5,613,383

Arizona — 1.2%
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/27 (Call 07/01/26)	1,470	1,543,563
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	650	659,197
5.00%, 07/01/25 (PR 07/01/24)	115	116,492
5.00%, 07/01/26 (PR 07/01/24)	370	374,662
Arizona Transportation Board RB
5.00%, 07/01/24	4,850	4,918,620
5.00%, 07/01/25	5,000	5,158,646
5.00%, 07/01/26	155	162,564
Series A, 5.00%, 07/01/25	660	680,941
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,221,453
Series A, 5.00%, 10/01/24	535	544,580
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,077,861
City of Phoenix AZ GO
5.00%, 07/01/24	450	456,330
5.00%, 07/01/27 (Call 07/01/26)	330	347,336
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	4,840	4,993,569

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/25 (Call 07/01/24)	$4,615	$4,682,006
Series A, 5.00%, 07/01/39 (PR 07/01/24)	15,000	15,197,559
Series B, 5.00%, 07/01/24	2,590	2,626,222
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/27	145	155,167
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 5.00%, 07/01/24	4,800	4,864,783
Phoenix AZ, 4.00%, 07/01/24	895	900,257
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/24	8,945	8,992,525
5.00%, 01/01/25	755	772,063
5.00%, 01/01/26	450	468,685
5.00%, 01/01/28	600	649,557
Series A, 5.00%, 01/01/24	3,695	3,714,632
Series A, 5.00%, 01/01/25	6,145	6,283,872
Series A, 5.00%, 01/01/26	11,240	11,706,714
Series A, 5.00%, 01/01/27	13,835	14,682,389
Series E, 5.00%, 01/01/24	3,160	3,176,789
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/36 (PR 07/01/27)	2,000	2,145,459
University of Arizona (The) RB
5.00%, 06/01/26	15	15,722
5.00%, 06/01/27 (Call 06/01/26)	50	52,445
Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,003,285

		107,345,945

Arkansas — 0.1%
State of Arkansas GO
5.00%, 04/01/24 (Call 10/02/23)	2,670	2,673,152
5.00%, 04/01/26 (Call 10/01/24)	360	365,748
University of Arkansas RB
5.00%, 11/01/39 (PR 11/01/24)	1,135	1,156,802
5.00%, 11/01/41 (PR 11/01/24)	825	840,847

		5,036,549

California — 13.1%
Bay Area Toll Authority RB
VRDN, 2.00%, 04/01/53 (Put 10/02/23)(a)	3,000	2,964,504
VRDN, 2.63%, 04/01/45 (Put 10/01/25)(a)	860	833,325
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	11,070	11,187,425
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	10,040	10,786,051
Beverly Hills Unified School District CA GO, 5.00%, 08/01/24	500	508,251
California Educational Facilities Authority RB, Series C, 5.25%, 10/01/24	8,195	8,379,702
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	1,900	1,902,473
5.00%, 10/01/24	1,600	1,631,706
5.00%, 10/01/26	5,000	5,305,901
California State Public Works Board RB
5.00%, 11/01/23	5	5,014
5.00%, 08/01/24	1,500	1,525,157
5.00%, 05/01/25	1,060	1,093,030
5.00%, 10/01/26	110	116,730
5.00%, 02/01/28	4,165	4,534,341
5.25%, 10/01/27 (Call 10/01/24)	1,050	1,073,442
Series A, 5.00%, 09/01/24	295	300,416
Series A, 5.00%, 09/01/25 (Call 09/01/24)	705	717,328
Series A, 5.00%, 02/01/27	15,800	16,880,306

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/27	$2,450	$2,645,888
Series B, 5.00%, 10/01/23	5,795	5,802,670
Series B, 5.00%, 10/01/24	1,145	1,167,812
Series B, 5.00%, 10/01/25	295	306,478
Series B, 5.00%, 05/01/26	1,040	1,093,727
Series B, 5.00%, 10/01/26 (Call 10/01/24)	600	611,316
Series D, 5.00%, 05/01/27	7,845	8,426,344
Series F, 5.00%, 05/01/24	2,565	2,596,111
Series F, 5.00%, 05/01/25	325	335,127
Series F, 5.00%, 05/01/26 (Call 05/01/25)	290	298,476
Series H, 5.00%, 09/01/38 (PR 09/01/23)	5,095	5,095,000
California State University RB
5.00%, 11/01/24	2,300	2,350,758
5.00%, 11/01/26 (Call 05/01/26)	75	79,108
Series A, 5.00%, 11/01/23	775	777,297
Series A, 5.00%, 11/01/24	2,115	2,161,676
Series A, 5.00%, 11/01/25	5,250	5,469,092
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,150,471
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,820	1,859,123
Series A, 5.00%, 11/01/44 (PR 11/01/24)	8,900	9,091,314
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	9,065	9,210,437
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	435	437,476
City of Los Angeles CA, 5.00%, 06/27/24	15,000	15,228,730
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,540,000
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	90	92,997
5.00%, 06/01/27 (Call 06/01/25)	210	217,132
Series B, 5.00%, 06/01/25	180	186,211
Series B, 5.00%, 06/01/26	690	727,876
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,171,513
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	590	591,644
5.00%, 11/01/24	4,915	5,018,964
5.00%, 11/01/25	5,205	5,414,467
5.00%, 11/01/25 (Call 05/01/25)	1,685	1,735,114
5.00%, 11/01/26	4,655	4,945,517
5.00%, 11/01/28	2,000	2,217,909
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(b)	500	334,982
Contra Costa Transportation Authority Sales Tax Revenue RB, 5.00%, 03/01/26	3,290	3,451,041
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	822,639
County of Los Angeles CA, 5.00%, 06/28/24	11,110	11,277,841
County of Riverside CA, 5.00%, 06/28/24	10,000	10,151,072
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/24	850	861,676
Series B, 5.00%, 06/01/25	465	480,325
Eastern Municipal Water District RB, Series A, 3.00%, 07/01/25	6,455	6,397,718
El Camino Community College District Foundation (The)
0.00%, 08/01/27(b)	5,700	4,997,653
Series C, 0.00%, 08/01/26(b)	4,875	4,416,740
Foothill-De Anza Community College District, 0.00%, 08/01/27 (NPFGC)(b)	4,000	3,505,779

Security	Par (000)	Value

California (continued)
Foothill-De Anza Community College District GO, 0.00%, 08/01/26 (NPFGC)(b)	$1,220	$1,104,371
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	10,000	10,088,082
Fresno Unified School District GO, 4.00%, 08/01/47 (PR 08/01/24)	45	45,396
Long Beach Unified School District GO
5.00%, 08/01/25	32,000	33,118,512
5.00%, 08/01/27 (Call 08/01/26)	40	42,325
Los Angeles Community College District/CA GO
4.00%, 08/01/39 (PR 08/01/24)	3,550	3,581,269
5.00%, 08/01/24	1,685	1,714,926
5.00%, 08/01/25	10,780	11,189,265
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	277,422
Series A, 4.00%, 08/01/33 (PR 08/01/24)	575	580,065
Series A, 5.00%, 08/01/24	1,255	1,277,289
Series A, 5.00%, 08/01/25 (PR 08/01/24)	240	244,241
Series A, 5.00%, 08/01/27 (PR 08/01/24)	305	310,389
Series C, 5.00%, 08/01/24	240	244,263
Series J, 4.00%, 08/01/24	125	126,112
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/27 (Call 06/01/26)	65	68,666
Series A, 5.00%, 06/01/24	6,495	6,588,284
Series A, 5.00%, 07/01/24	505	512,846
Series A, 5.00%, 06/01/25	1,070	1,106,176
Series A, 5.00%, 07/01/25	815	843,643
Series A, 5.00%, 06/01/26	1,190	1,255,322
Series A, 5.00%, 07/01/26	1,275	1,347,474
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/24	2,250	2,284,957
5.00%, 07/01/25	3,000	3,105,436
5.00%, 06/01/27	75	80,868
5.00%, 07/01/27	90	97,222
5.00%, 07/01/27 (Call 07/01/26)	10	10,582
5.00%, 07/01/28	2,405	2,654,220
Series A, 5.00%, 07/01/24	120	121,864
Los Angeles Department of Water & Power Power System Revenue RB
Series B, 5.00%, 07/01/24	2,070	2,101,822
Series B, 5.00%, 07/01/25 (Call 06/01/25)	975	1,007,399
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,600	2,672,137
5.00%, 07/01/26 (Call 06/01/26)	4,920	5,191,026
5.00%, 07/01/27	3,600	3,884,808
5.00%, 07/01/27 (Call 01/01/26)	70	73,189
Series A, 5.00%, 07/01/25	9,195	9,514,848
Series A, 5.00%, 07/01/26	200	211,313
Series A, 5.00%, 07/01/27	155	167,263
VRDN, VRDN, 2.54%, 07/01/35 (09/01/23)(a)	7,900	7,900,000
VRDN, VRDN, 2.70%, 07/01/57 (Put 09/01/23)(a)	15,000	15,000,000
Los Angeles Department of Water & Power Water System Revenue RB
4.00%, 07/01/26	1,235	1,271,291
5.00%, 07/01/24	25	25,384
5.00%, 07/01/25	20	20,696
5.00%, 07/01/27	140	151,287
5.00%, 07/01/27 (Call 01/01/26)	55	57,556
5.00%, 07/01/28	9,710	10,730,087

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 4.00%, 07/01/27	$175	$182,674
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,085	1,089,799
Series B, 5.00%, 07/01/26 (Call 01/01/26)	555	581,584
Series C, 5.00%, 07/01/25 (Call 07/01/24)	415	421,602
Los Angeles Unified School District/CA GO
5.00%, 07/01/24	85	86,335
5.00%, 07/01/26	565	597,588
5.00%, 07/01/27	2,355	2,539,538
Series A, 5.00%, 07/01/24	33,245	33,766,950
Series A, 5.00%, 07/01/25	5,550	5,743,057
Series A, 5.00%, 07/01/26	3,870	4,093,214
Series A, 5.00%, 07/01/27	120	129,403
Series B, 5.00%, 07/01/24	4,625	4,697,613
Series B, 5.00%, 07/01/27 (Call 07/01/26)	835	881,374
Series B-1, 5.00%, 07/01/26	105	111,056
Series C, 5.00%, 07/01/24	1,420	1,442,295
Series C, 5.00%, 07/01/25	5,035	5,210,142
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,100	5,178,212
Series C, 5.00%, 07/01/26	2,910	3,077,843
Series C, 5.00%, 07/01/26 (Call 07/01/24)	290	294,198
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	162,316
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,262,998
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	7,949,737
Metropolitan Water District of Southern California RB
3.00%, 07/01/27	150	150,040
5.00%, 10/01/23	4,290	4,295,710
5.00%, 10/01/24	1,900	1,938,661
5.00%, 10/01/25	1,430	1,486,518
5.00%, 10/01/27	1,075	1,168,089
Series A, 2.25%, 07/01/24	590	582,759
Series A, 2.50%, 07/01/25	595	582,721
Series A, 5.00%, 07/01/24	3,140	3,190,069
Series A, 5.00%, 07/01/25	2,985	3,089,529
Series A, 5.00%, 07/01/26	955	1,009,550
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	5,000	5,178,527
Municipal Improvement Corp. of Los Angeles RB,
Series B, 5.00%, 11/01/26	1,000	1,062,099
Oakland Unified School District/Alameda County GO, 5.00%, 08/01/40 (PR 08/01/25)	4,000	4,142,822
Orange County Sanitation District RB
5.00%, 02/01/25	3,015	3,099,374
5.00%, 02/01/27	3,200	3,426,316
Orange County Water District COP, Series A, 4.00%, 02/15/25 (Call 01/15/25)	8,125	8,223,912
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	25,150	26,095,343
Poway Unified School District GO, 0.00%, 08/01/27(b)	5,000	4,386,042
Riverside Community College District, 0.00%, 08/01/35 (PR 02/01/25)(b)	3,000	1,721,873
Riverside Community College District GO
0.00%, 08/01/38 (PR 02/01/25)(b)	5,500	2,689,989
0.00%, 08/01/39 (PR 02/01/25)(b)	2,420	1,121,574
Sacramento Municipal Utility District RB
5.00%, 07/01/24	875	887,380
5.00%, 08/15/24	545	554,901
5.00%, 08/15/25	1,950	2,024,507
5.00%, 08/15/26	650	687,896

Security	Par (000)	Value

California (continued)
5.00%, 08/15/27	$1,310	$1,417,996
Series E, 5.00%, 08/15/24	370	376,722
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,690	1,695,634
5.00%, 11/15/25 (Call 11/15/24)	330	336,665
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	3,645	3,767,765
4.00%, 08/01/41 (PR 08/01/26)	13,000	13,437,846
5.00%, 08/01/41 (PR 08/01/26)	13,000	13,798,221
VRDN, 4.00%, 08/01/32 (PR 08/01/26)	3,200	3,307,778
San Diego County Regional Transportation Commission RB
5.00%, 04/01/28	525	574,910
Series A, 5.00%, 04/01/25	2,135	2,196,767
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/24	380	385,012
5.00%, 05/15/25	450	464,740
San Diego Unified School District/CA, 5.00%, 06/28/24	3,500	3,551,718
San Diego Unified School District/CA GO, 6.00%, 07/01/33 (PR 07/01/24)	7,000	7,164,529
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	355	367,943
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,173,314
Series D, 5.00%, 05/01/25	2,320	2,390,014
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/26	3,000	3,181,726
5.00%, 10/01/27	6,850	7,429,409
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	6,505	6,614,096
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	12,155	12,260,668
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(b)	3,000	2,623,284
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	27,420	28,424,839
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/24	665	674,673
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,200	1,276,250
Santa Monica Community College District GO
0.00%, 08/01/26(b)	500	450,548
Series B, 4.00%, 08/01/44 (PR 08/01/24)	31,715	31,988,685
Series C, 0.00%, 08/01/25(b)	1,930	1,799,773
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 10/02/23)	5,135	5,127,122
Southern California Public Power Authority RB VRDN, 3.89%, 07/01/36 (Put 08/31/23)(a)	25,000	25,000,000
Series C, 5.00%, 07/01/24	430	436,540
Southwestern Community College District GO, Series D, 5.00%, 08/01/44 (PR 08/01/25)	1,000	1,037,588
State of California
4.00%, 09/01/27	5,580	5,798,135
5.00%, 09/01/24	7,445	7,590,437
State of California Department of Water Resources RB
5.00%, 12/01/23	505	507,196
5.00%, 12/01/25	55	57,274
5.00%, 12/01/26	80	85,192

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	$5,690	$5,767,742
Series AS, 5.00%, 12/01/23	1,590	1,596,914
Series AS, 5.00%, 12/01/24	5,620	5,744,913
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	350	357,726
Series AW, 5.00%, 12/01/23	85	85,370
Series AW, 5.00%, 12/01/24	15	15,333
Series AX, 5.00%, 12/01/24	145	148,223
Series AX, 5.00%, 12/01/25	3,115	3,243,807
Series BA, 5.00%, 12/01/25	1,645	1,713,022
Series BB, 5.00%, 12/01/24	5,325	5,443,357
Series BB, 5.00%, 12/01/25	225	234,304
Series BB, 5.00%, 12/01/26	145	154,411
State of California GO
3.00%, 03/01/24	200	199,989
3.00%, 03/01/25	7,000	6,998,484
3.00%, 03/01/26	800	797,038
4.00%, 10/01/23	450	450,309
4.00%, 10/01/24	1,675	1,692,968
4.00%, 11/01/24	220	222,552
4.00%, 04/01/25	3,890	3,948,700
4.00%, 08/01/26	285	293,072
4.00%, 09/01/26	240	247,073
4.00%, 10/01/26	7,525	7,754,577
4.00%, 11/01/26	9,755	10,062,884
4.00%, 10/01/27	1,225	1,274,101
5.00%, 09/01/23	7,405	7,405,000
5.00%, 09/01/23	15	15,000
5.00%, 10/01/23	4,090	4,095,715
5.00%, 11/01/23	9,565	9,593,735
5.00%, 12/01/23	5,350	5,374,728
5.00%, 03/01/24	5,260	5,310,860
5.00%, 04/01/24	1,620	1,638,291
5.00%, 08/01/24	3,170	3,226,586
5.00%, 09/01/24	2,700	2,752,744
5.00%, 09/01/24 (Call 10/02/23)	15	15,021
5.00%, 10/01/24	16,215	16,550,758
5.00%, 11/01/24	5,625	5,750,246
5.00%, 11/01/24 (Call 11/01/23)	1,525	1,529,484
5.00%, 12/01/24 (Call 12/01/23)	6,180	6,209,302
5.00%, 03/01/25	5,415	5,570,350
5.00%, 04/01/25	23,675	24,378,499
5.00%, 05/01/25 (Call 05/01/24)	180	182,309
5.00%, 08/01/25	8,585	8,902,840
5.00%, 09/01/25	765	794,628
5.00%, 09/01/25 (Call 10/02/23)	390	390,599
5.00%, 10/01/25	46,695	48,473,761
5.00%, 10/01/25 (Call 10/01/24)	1,500	1,525,589
5.00%, 11/01/25	9,610	9,992,657
5.00%, 11/01/25 (Call 11/01/23)	1,085	1,087,989
5.00%, 12/01/25	9,715	10,118,862
5.00%, 12/01/25 (Call 12/01/23)	600	602,146
5.00%, 03/01/26 (Call 03/01/25)	8,905	9,144,627
5.00%, 04/01/26	15,130	15,868,217
5.00%, 08/01/26	9,395	9,918,014
5.00%, 08/01/26 (Call 08/01/25)	510	528,026
5.00%, 09/01/26	11,230	11,876,602
5.00%, 10/01/26	1,745	1,848,595
5.00%, 10/01/26 (Call 10/01/24)	75	76,343
5.00%, 11/01/26	6,280	6,664,134
5.00%, 12/01/26	4,660	4,953,536

Security	Par (000)	Value

California (continued)
5.00%, 04/01/27	$6,870	$7,361,152
5.00%, 08/01/27	8,605	9,266,579
5.00%, 08/01/27 (Call 08/01/26)	405	428,609
5.00%, 09/01/27	1,230	1,326,931
5.00%, 09/01/27 (Call 09/01/25)	215	223,394
5.00%, 09/01/27 (Call 09/01/26)	2,145	2,274,093
5.00%, 10/01/27	7,750	8,374,505
5.00%, 10/01/27 (Call 04/01/26)	220	231,492
5.00%, 11/01/27	32,320	34,982,041
5.00%, 04/01/28	10,225	11,201,656
5.00%, 10/01/28	11,000	12,103,531
5.50%, 02/01/25	1,025	1,059,683
Series A, 5.00%, 10/01/23	240	240,332
Series A, 5.00%, 10/01/24	685	698,938
Series B, 5.00%, 09/01/23	3,545	3,545,000
Series B, 5.00%, 08/01/24	13,685	13,929,283
Series B, 5.00%, 09/01/24	5,370	5,474,902
Series B, 5.00%, 08/01/25	815	845,174
Series B, 5.00%, 09/01/25	695	721,925
Series B, 5.00%, 11/01/25	8,125	8,448,527
Series B, 5.00%, 08/01/26	355	374,763
Series B, 5.00%, 09/01/26	455	481,198
Series B, 5.00%, 11/01/27	390	422,122
Series C, 5.00%, 08/01/26 (Call 02/01/25)	50	51,313
Series C, 5.00%, 09/01/26 (Call 09/01/25)	285	295,576
Series C, 5.00%, 08/01/27 (Call 02/01/25)	85	87,353
Series C, 5.00%, 08/01/27 (Call 08/01/26)	7,505	7,942,494
University of California RB
4.00%, 05/15/25	10	10,150
5.00%, 05/15/24	1,205	1,221,310
5.00%, 05/15/26 (Call 05/15/25)	375	386,929
5.00%, 05/15/27	10,795	11,640,110
5.00%, 05/15/28	5,010	5,509,466
5.25%, 05/15/44 (PR 05/15/24)	10,010	10,155,556
Series AL-2, VRDN, 3.00%, 05/15/48 (Put 09/01/23)(a)	5,000	5,000,000
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,200	5,266,763
Series AO, 5.00%, 05/15/24	565	572,647
Series AO, 5.00%, 05/15/25	1,500	1,550,644
Series AV, 5.00%, 05/15/26	205	216,152
Series AY, 5.00%, 05/15/24	875	886,843
Series AY, 5.00%, 05/15/26	670	706,449
Series I, 5.00%, 05/15/24	650	658,214
Series I, 5.00%, 05/15/25	445	458,980
Series I, 5.00%, 05/15/26 (Call 05/15/25)	1,060	1,093,719

		1,212,103,834

Colorado — 1.4%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	7,515	7,539,167
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,000	1,003,649
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	8,725	8,753,053
5.00%, 11/15/25	1,055	1,093,782
5.00%, 11/15/27	3,500	3,758,282
Series A, 5.00%, 11/15/23	16,425	16,477,811
Series A, 5.00%, 11/15/24	5,440	5,550,041
City & County of Denver Co. GO
5.00%, 08/01/24	2,570	2,609,641
5.00%, 08/01/27	10	10,765

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series A, 5.00%, 08/01/26	$1,500	$1,580,936
Series B, 5.00%, 08/01/26	14,055	14,813,367
Series B, 5.00%, 08/01/27	7,865	8,466,673
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,155	9,641,150
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	835,112
Series B, 5.00%, 11/15/25	960	995,910
Series B, 5.00%, 11/15/26	500	528,508
Colorado State Education Loan Program, 5.00%, 06/28/24	25,910	26,237,155
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	865	883,378
5.00%, 12/01/25 (SAW)	305	316,940
Series B, 4.00%, 12/01/26 (SAW)	9,360	9,630,398
E-470 Public Highway Authority RB, 0.00%, 09/01/26 (NPFGC)(b)	4,540	4,054,224
University of Colorado RB
5.00%, 06/01/47 (PR 06/01/26)	4,195	4,397,037
VRDN, 2.00%, 06/01/51Put(a)	500	475,870
Series C, VRDN, 2.00%, 06/01/54(a)	2,500	2,440,285

		132,093,134

Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority RB
2.80%, 07/01/57	4,000	3,904,391
VRDN, 3.75%, 07/01/42 (Put 08/31/23)(a)	15,000	15,000,000
Series 2010-A, VRDN, 0.25%, 07/01/49(a)	4,000	3,934,710
Series 2015-A, VRDN, 0.38%, 07/01/35(a)	3,265	3,150,495
Series N, 5.00%, 11/01/29 (PR 11/01/23)	5,060	5,072,740
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,019,209
State of Connecticut, 5.00%, 04/15/28	2,700	2,929,830
State of Connecticut Clean Water Fund - State Revolving Fund RB
5.00%, 06/01/24	25	25,314
5.00%, 03/01/25	10	10,257
Series A, 5.00%, 05/01/25	295	303,469
Series B, 5.00%, 06/01/26	275	288,983
State of Connecticut GO
4.00%, 01/15/25	12,335	12,457,833
4.00%, 06/01/27	1,020	1,051,011
5.00%, 02/15/25	7,670	7,854,752
5.00%, 09/01/25 (Call 09/01/24)	19,395	19,707,576
5.00%, 09/15/25	2,140	2,212,341
5.00%, 11/15/25	30	31,109
5.00%, 02/15/26	3,000	3,125,125
5.00%, 04/15/26	45	47,027
5.00%, 06/15/26	1,055	1,106,104
5.00%, 04/15/27	180	191,628
5.00%, 06/15/27	700	747,648
5.00%, 07/15/27	300	320,948
5.00%, 06/15/28 (Call 06/15/25)	1,300	1,337,107
Series 2021 A, 4.00%, 01/15/27	4,575	4,694,764
Series A, 4.00%, 01/15/26	4,100	4,164,144
Series A, 4.00%, 01/15/27	4,595	4,715,287
Series A, 5.00%, 10/15/23	2,660	2,664,615
Series A, 5.00%, 03/15/24	405	408,650

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 04/15/24	$1,040	$1,050,822
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,078,797
Series A, 5.00%, 01/15/25	5,965	6,103,152
Series A, 5.00%, 04/15/25	5,175	5,319,475
Series A, 5.00%, 10/15/25 (Call 10/15/23)	9,125	9,140,833
Series A, 5.00%, 01/15/26	1,270	1,320,826
Series B, 3.00%, 06/01/25	1,535	1,527,474
Series B, 4.00%, 06/01/27	8,665	8,928,445
Series B, 5.00%, 01/15/24	4,210	4,234,687
Series B, 5.00%, 04/15/24	15	15,156
Series B, 5.00%, 05/15/24	3,175	3,212,493
Series B, 5.00%, 04/15/25	585	601,332
Series B, 5.00%, 05/15/25	2,630	2,707,346
Series B, 5.00%, 05/15/27 (Call 05/15/26)	80	83,747
Series C, 4.00%, 06/15/24	50	50,281
Series C, 5.00%, 07/15/24	1,070	1,085,682
Series D, 5.00%, 09/15/23	12,490	12,495,739
Series D, 5.00%, 04/15/24	1,380	1,394,360
Series D, 5.00%, 07/15/24	5,560	5,641,487
Series D, 5.00%, 09/15/24	1,000	1,017,566
Series D, 5.00%, 09/15/26	750	790,256
Series D, 5.00%, 09/15/27	1,365	1,465,114
Series E, 5.00%, 09/15/23	455	455,209
Series E, 5.00%, 10/15/23	3,435	3,441,351
Series E, 5.00%, 09/15/24	1,700	1,729,863
Series E, 5.00%, 10/15/24	185	188,516
Series E, 5.00%, 10/15/26	1,525	1,609,378
Series F, 5.00%, 09/15/24	4,045	4,116,056
Series F, 5.00%, 11/15/25	565	585,891
Series F, 5.00%, 11/15/27 (Call 11/15/25)	8,825	9,150,091
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	370	376,390
5.00%, 05/01/25	210	215,687
5.00%, 01/01/26	1,750	1,818,677
5.00%, 09/01/26	50	52,644
5.00%, 10/01/26	140	147,637
5.00%, 05/01/27	55	58,603
5.00%, 07/01/27	1,775	1,897,467
5.00%, 08/01/27 (Call 08/01/25)	20	20,630
Series A, 4.00%, 05/01/24	1,475	1,481,017
Series A, 5.00%, 09/01/23	1,090	1,090,000
Series A, 5.00%, 10/01/23	4,335	4,339,875
Series A, 5.00%, 01/01/24	675	678,455
Series A, 5.00%, 05/01/24	3,465	3,501,386
Series A, 5.00%, 08/01/24	1,355	1,374,686
Series A, 5.00%, 09/01/24	2,605	2,646,451
Series A, 5.00%, 10/01/24 (Call 10/02/23)	595	595,679
Series A, 5.00%, 01/01/25	895	914,175
Series A, 5.00%, 05/01/25	2,350	2,413,635
Series A, 5.00%, 08/01/25	200	206,278
Series A, 5.00%, 09/01/25	2,945	3,042,370
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,543,013
Series A, 5.00%, 10/01/25 (Call 10/02/23)	25	25,026
Series A, 5.00%, 01/01/26	260	270,203
Series A, 5.00%, 05/01/26	2,405	2,515,445
Series A, 5.00%, 08/01/26 (Call 08/01/25)	710	732,199
Series A, 5.00%, 01/01/27	2,085	2,207,289
Series A, 5.00%, 05/01/27	270	287,687
Series A, 5.00%, 09/01/27 (Call 09/01/26)	240	252,753
Series B, 5.00%, 10/01/23	525	525,590

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 10/01/25	$490	$506,969
Series C, 5.00%, 10/01/24	615	625,622
Series C, 5.00%, 10/01/26	10,100	10,650,934
Series D, 5.00%, 11/01/24	500	509,319
Series D, 5.00%, 11/01/26	1,385	1,462,863
University of Connecticut RB
5.00%, 05/01/26	1,075	1,123,529
Series A, 5.00%, 02/15/25	1,035	1,059,342

		248,188,017

Delaware — 1.2%
County of New Castle DE GO
5.00%, 10/01/23	1,600	1,601,941
5.00%, 10/01/27 (PR 10/01/25)	10,235	10,616,532
5.00%, 10/01/33 (PR 10/01/25)	5,000	5,186,386
5.00%, 10/01/35 (PR 10/01/25)	3,000	3,111,832
Delaware Transportation Authority, 5.00%, 09/01/28	4,545	4,960,774
Delaware Transportation Authority RB
5.00%, 09/01/23	3,060	3,060,000
5.00%, 07/01/24	1,442	1,462,167
5.00%, 09/01/24	585	594,309
5.00%, 07/01/25	510	525,908
5.00%, 07/01/26	2,445	2,569,726
5.00%, 09/01/26	120	126,277
State of Delaware GO
5.00%, 02/01/24	20	20,138
5.00%, 01/01/25	2,645	2,705,120
5.00%, 03/01/25	13,395	13,720,245
5.00%, 02/01/26	5,015	5,241,455
5.00%, 03/01/26	40	41,870
5.00%, 01/01/27	5,510	5,865,438
5.00%, 02/01/27	5,785	6,168,918
5.00%, 05/01/28	17,295	18,876,951
5.00%, 07/01/28 (PR 07/01/24)	1,000	1,013,985
Series A, 5.00%, 02/01/25	4,320	4,418,688
Series A, 5.00%, 01/01/26	9,315	9,708,162
Series A, 5.00%, 01/01/27	1,625	1,729,825
Series A, 5.00%, 02/01/27	3,025	3,225,752
Series D, 5.00%, 07/01/27 (Call 07/01/26)	1,200	1,260,769

		107,813,168

District of Columbia — 2.0%
District of Columbia GO
4.00%, 02/01/27	90	92,900
5.00%, 02/01/25	80	81,938
5.00%, 06/01/25	65	66,875
5.00%, 06/01/26	45	47,240
5.00%, 06/01/27	3,715	3,979,730
5.00%, 01/01/28	2,350	2,544,099
5.00%, 06/01/28	6,750	7,367,080
Series A, 5.00%, 06/01/24	5	5,063
Series A, 5.00%, 10/15/24	45	45,855
Series A, 5.00%, 06/01/25	2,085	2,145,134
Series A, 5.00%, 10/15/25	9,040	9,372,875
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	970,036
Series A, 5.00%, 10/15/27	2,980	3,216,616
Series B, 5.00%, 06/01/24	990	1,002,436
Series B, 5.00%, 06/01/25	205	210,912
Series B, 5.00%, 06/01/26	300	314,932
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,211,262
Series D, 4.00%, 02/01/26	4,270	4,346,601

Security	Par (000)	Value

District of Columbia (continued)
Series D, 5.00%, 06/01/26	$20	$20,995
Series E, 5.00%, 02/01/24	9,400	9,464,787
Series E, 5.00%, 02/01/26	75	78,209
Series E, 5.00%, 02/01/27	7,885	8,389,843
District of Columbia RB
5.00%, 03/01/24	4,005	4,037,302
5.00%, 05/01/24	125	126,345
5.00%, 12/01/25	1,000	1,035,857
5.00%, 12/01/26	2,880	3,035,867
5.00%, 12/01/27	10,430	11,286,177
5.00%, 10/01/28	1,850	2,031,927
Series A, 5.00%, 12/01/23	400	401,546
Series A, 5.00%, 03/01/24	2,400	2,419,357
Series A, 5.00%, 12/01/24	100	102,051
Series A, 5.00%, 03/01/25	630	645,666
Series A, 5.00%, 03/01/26	150	156,681
Series A, 5.00%, 03/01/27	2,395	2,552,703
Series B, 5.00%, 10/01/23	2,120	2,122,353
Series B, 5.00%, 10/01/24	14,480	14,736,215
Series B, 5.00%, 10/01/25	195	202,031
Series B, 5.00%, 10/01/26	17,295	18,280,018
Series C, 5.00%, 10/01/23	450	450,499
Series C, 5.00%, 10/01/24	12,105	12,319,191
Series C, 5.00%, 10/01/25	4,985	5,164,732
Series C, 5.00%, 05/01/26	910	953,684
Series C, 5.00%, 10/01/26	8,010	8,466,201
Series C, 5.00%, 10/01/27	1,005	1,083,979
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/27 (Call 10/01/24)	135	137,198
Series A, 5.00%, 10/01/24	50	50,890
Series A, 5.00%, 10/01/44 (PR 10/01/23)	10,055	10,067,049
Series A, 5.00%, 10/01/48 (PR 10/01/23)	13,650	13,666,357
Series B, 5.00%, 10/01/25	195	201,991
Series C, 5.00%, 10/01/25 (Call 10/01/24)	720	732,028
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, 5.00%, 07/15/27	1,000	1,070,958
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/25	6,850	7,065,980
Series A, 5.00%, 07/15/26	500	525,648
Series A, 5.00%, 07/15/27	5,735	6,141,941

		186,245,840

Florida — 1.4%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,060	5,298,571
Series B, 5.00%, 07/01/26	1,320	1,380,420
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	5,105	5,259,404
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,965	1,967,065
5.00%, 10/01/24	2,200	2,236,832
County of Orange FL Sales Tax Revenue RB, 5.00%, 01/01/24	30	30,157
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/27	125	134,724
Florida Department of Environmental Protection RB, 5.00%, 07/01/26 (Call 07/01/25)	115	118,025
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/23	735	735,837
Series A, 5.00%, 10/01/26	10,335	10,908,070

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
School Board of Miami-Dade County (The), 5.00%, 05/01/27 (Call 05/01/25) (AGM)	$1,330	$1,361,116
School Board of Miami-Dade County (The) COP
5.00%, 11/01/27 (Call 11/01/24)	3,300	3,347,985
Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,279,625
School District of Broward County/FL COP
5.00%, 07/01/25	915	939,124
Series A, 5.00%, 07/01/27	700	746,994
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	825	849,993
Series C, 5.00%, 07/01/25	5,425	5,589,350
Series C, 5.00%, 07/01/26	5,630	5,906,311
State of Florida GO
5.00%, 07/01/24	630	638,862
5.00%, 06/01/25	4,740	4,883,198
5.00%, 06/01/26	175	183,851
5.00%, 06/01/27	5,000	5,359,963
5.00%, 06/01/27 (Call 06/01/26)	380	397,283
5.00%, 07/01/27	6,045	6,493,706
Series A, 5.00%, 07/01/24	810	821,394
Series A, 5.00%, 06/01/26 (GTD)	3,730	3,918,658
Series A, 5.00%, 07/01/26	3,185	3,351,885
Series A, 5.00%, 06/01/27	10,505	11,261,281
Series B, 5.00%, 06/01/24	690	698,465
Series B, 5.00%, 06/01/25	10,000	10,302,105
Series B, 5.00%, 06/01/26	540	567,312
Series C, 5.00%, 06/01/24	3,770	3,816,252
Series C, 5.00%, 06/01/25	2,845	2,930,949
Series C, 5.00%, 06/01/26	15,350	16,126,382
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,154,997
Series G, 5.00%, 06/01/25	1,000	1,030,211
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	2,005	2,031,080

		128,057,437

Georgia — 2.7%
Cherokee County Board of Education GO, 5.00%, 08/01/25 (Call 08/01/24) (SAW)	3,245	3,288,335
City of Atlanta GA, 5.00%, 12/01/27	990	1,070,446
City of Atlanta GA Airport Passenger Facility Charge RB
5.00%, 01/01/28 (Call 01/01/24)	4,000	4,017,177
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,271,552
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,205	2,269,433
City of Atlanta GA GO, 5.00%, 12/01/23	1,000	1,004,011
City of Atlanta GA GOL
5.00%, 12/01/27 (PR 12/01/24)	4,750	4,839,306
5.00%, 12/01/32 (PR 12/01/24)	5,000	5,094,006
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	60	60,150
5.75%, 11/01/26 (AGM)	2,305	2,486,866
Series B, 5.00%, 11/01/25	1,000	1,036,005
Columbia County School District GO, 5.00%, 10/01/26 (SAW)	60	63,327
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	10,462,036
Forsyth County Water & Sewerage Authority RB, 5.00%, 04/01/41 (PR 04/01/25)	7,750	7,958,584
Georgia Ports Authority RB
5.00%, 07/01/25	2,550	2,629,080

Security	Par (000)	Value

Georgia (continued)
5.00%, 07/01/26	$2,235	$2,347,160
5.00%, 07/01/27	2,095	2,243,453
Georgia State Road & Tollway Authority RB
5.00%, 06/01/24	2,210	2,236,789
5.00%, 06/01/25	4,900	5,042,716
Gwinnett County School District GO
5.00%, 02/01/25	4,050	4,146,448
5.00%, 08/01/25	260	268,503
5.00%, 02/01/26 (Call 02/01/25)	2,505	2,564,055
5.00%, 02/01/27 (Call 02/01/25)	1,000	1,023,310
5.00%, 08/01/27	435	468,611
Series B, 5.00%, 08/01/26	7,125	7,513,508
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/24	13,405	13,493,177
4.00%, 08/01/25	1,035	1,049,487
5.00%, 08/01/27	3,165	3,402,276
Henry County School District GO, 5.00%, 08/01/26 (SAW)	125	131,495
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 4.00%, 07/01/25	1,885	1,910,376
Series A, 5.25%, 07/01/27 (NPFGC)	1,470	1,584,579
Municipal Electric Authority of Georgia RB, Series A,
5.00%, 01/01/26 (Call 01/01/25)	250	253,884
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	18,555	18,735,993
Series B, 5.00%, 09/01/25	15,250	15,781,014
State of Georgia GO
4.00%, 07/01/25	45	45,638
5.00%, 07/01/26	5	5,262
5.00%, 07/01/27	38,400	41,235,948
Series A, 5.00%, 07/01/25	4,885	5,039,997
Series A, 5.00%, 07/01/26	3,160	3,325,575
Series A, 5.00%, 08/01/26	11,260	11,870,767
Series A1, 5.00%, 02/01/25	105	107,544
Series A-1, 5.00%, 08/01/24	1,810	1,837,593
Series A-1, 5.00%, 02/01/25	235	240,694
Series A-1, 5.00%, 02/01/26	505	526,967
Series A-1, 5.00%, 02/01/27	14,895	15,858,607
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	325	327,295
Series C1, 4.00%, 07/01/25	3,120	3,164,215
Series C-1, 5.00%, 07/01/24	1,945	1,972,202
Series E, 5.00%, 12/01/23	785	788,186
Series E, 5.00%, 12/01/24	25	25,531
Series E, 5.00%, 12/01/25	16,240	16,890,068
Series E, 5.00%, 12/01/26	5,405	5,736,868
Series F, 5.00%, 01/01/24	340	341,872
Series F, 5.00%, 01/01/26	675	703,182
Series F, 5.00%, 01/01/28 (Call 01/01/27)	3,805	4,045,060

		246,836,219

Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/26	1,070	1,094,725
4.00%, 07/01/27 (Call 07/01/25)	5,335	5,391,956
Series A, 5.00%, 07/01/24	305	309,141
City & County of Honolulu HI GO
5.00%, 03/01/26	450	469,166
5.00%, 07/01/26	1,870	1,962,293
Series B, 5.00%, 03/01/25	5,025	5,147,013
Series C, 4.00%, 07/01/26	850	868,256

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series C, 5.00%, 10/01/23	$435	$435,473
County of Maui HI GO, 5.00%, 09/01/26	1,300	1,366,860
Honolulu City & County Board of Water Supply RB, 4.00%, 07/01/34 (PR 07/01/24)	2,300	2,312,745
State of Hawaii GO
4.00%, 05/01/24	75	75,306
5.00%, 01/01/24	1,250	1,256,480
5.00%, 08/01/26 (PR 08/01/24)	10,000	10,154,244
Series EO, 5.00%, 08/01/24	155	157,252
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,588,620
Series EP, 5.00%, 08/01/24	800	811,622
Series EY, 5.00%, 10/01/23	4,080	4,084,648
Series EY, 5.00%, 10/01/24	6,120	6,225,697
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	715	738,852
Series EZ, 5.00%, 10/01/25	3,605	3,732,776
Series FE, 5.00%, 10/01/24	150	152,591
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	4,695	4,953,316
Series FH, 5.00%, 10/01/23	640	640,729
Series FH, 5.00%, 10/01/24	1,330	1,352,970
Series FH, 5.00%, 10/01/25	50	51,772
Series FK, 5.00%, 05/01/25	200	205,416
Series FN, 5.00%, 10/01/25	10	10,354
Series FT, 5.00%, 01/01/24	6,045	6,076,335
Series FT, 5.00%, 01/01/25	585	597,534
Series FT, 5.00%, 01/01/26	5,475	5,689,861
Series FT, 5.00%, 01/01/27	2,145	2,272,896
Series Fw, 5.00%, 01/01/27	1,175	1,245,059
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	450	459,641

		72,891,599

Illinois — 3.0%
Chicago O’Hare International Airport RB
5.00%, 01/01/26	3,510	3,643,756
Series B, 5.00%, 01/01/24	1,770	1,777,917
Series B, 5.00%, 01/01/26 (Call 01/01/25)	900	914,564
Series D, 5.00%, 01/01/24	355	356,588
Series E, 5.00%, 01/01/26	510	529,435
Illinois Finance Authority RB
4.00%, 07/01/25	3,110	3,146,361
5.00%, 01/01/24	505	507,487
5.00%, 07/01/24	965	978,024
5.00%, 01/01/25	275	281,035
5.00%, 01/01/26	2,065	2,148,390
5.00%, 07/01/27 (Call 01/01/27)	220	232,518
5.00%, 07/01/28	500	544,020
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	50	50,251
5.00%, 01/01/25	5,595	5,714,872
5.00%, 01/01/26 (Call 01/01/24)	15	15,053
5.00%, 01/01/27	3,490	3,686,783
Series A, 5.00%, 01/01/25	1,585	1,618,958
Series B, 5.00%, 01/01/25	3,050	3,115,346
Series B, 5.00%, 01/01/26	1,600	1,661,335
Series B, 5.00%, 01/01/27	155	163,740
Series B, 5.00%, 01/01/27 (Call 07/01/26)	10	10,445
Series D, 5.00%, 01/01/24	6,105	6,135,660
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/25	480	496,476
Series A, 5.00%, 12/01/44 (PR 12/01/24)	27,205	27,733,098

Security	Par (000)	Value

Illinois (continued)
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	$515	$524,159
Series A, 5.00%, 01/01/27	2,405	2,513,555
State of Illinois GO
5.00%, 02/01/24	8,400	8,440,266
5.00%, 05/01/24	3,000	3,023,679
5.00%, 02/01/25	2,055	2,090,008
5.00%, 02/01/26	6,000	6,176,744
5.00%, 02/01/27	570	594,213
5.00%, 10/01/27	1,600	1,682,029
5.00%, 02/01/28 (Call 02/01/27)	14,800	15,418,430
5.00%, 05/01/28	3,000	3,176,614
5.50%, 05/01/24	2,745	2,775,458
5.50%, 05/01/25	2,850	2,929,836
6.00%, 05/01/25	4,000	4,143,852
Series A, 5.00%, 10/01/23	9,550	9,557,540
Series A, 5.00%, 12/01/23	1,400	1,403,806
Series A, 5.00%, 03/01/24	2,185	2,197,858
Series A, 5.00%, 11/01/24	6,045	6,129,518
Series A, 5.00%, 12/01/24	2,370	2,405,518
Series A, 5.00%, 03/01/25	1,910	1,944,532
Series A, 5.00%, 03/01/26	950	979,034
Series A, 5.00%, 03/01/28	1,000	1,056,730
Series B, 5.00%, 03/01/24	1,750	1,760,298
Series B, 5.00%, 09/01/24	8,085	8,181,238
Series B, 5.00%, 03/01/25	5,260	5,355,098
Series B, 5.00%, 03/01/26	7,190	7,409,743
Series B, 5.00%, 03/01/27	4,245	4,430,090
Series B, 5.00%, 09/01/27	1,600	1,680,332
Series C, 4.00%, 03/01/24	5,340	5,345,801
Series D, 5.00%, 11/01/23	38,830	38,897,393
Series D, 5.00%, 11/01/24	23,555	23,884,332
Series D, 5.00%, 11/01/25	12,885	13,223,099
Series D, 5.00%, 11/01/26	12,000	12,470,425
Series D, 5.00%, 11/01/27	12,170	12,806,887
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	448,462

		280,518,689

Indiana — 0.8%
Indiana Finance Authority, 5.00%, 02/01/27	230	244,189
Indiana Finance Authority RB
5.00%, 02/01/24	1,485	1,495,355
5.00%, 02/01/25	1,060	1,085,684
5.00%, 02/01/26	75	78,085
5.00%, 02/01/27	2,295	2,436,586
5.00%, 02/01/27 (Call 02/01/25)	1,070	1,095,271
5.00%, 02/01/27 (Call 02/01/26)	150	156,182
5.00%, 10/01/27	1,225	1,313,966
5.00%, 02/01/29 (PR 02/01/26)	3,500	3,648,942
5.00%, 02/01/30 (PR 02/01/26)	3,930	4,097,241
5.00%, 02/01/31 (PR 02/01/25)	5,000	5,116,299
5.00%, 02/01/31 (PR 02/01/26)	3,645	3,800,113
5.00%, 08/01/35 (PR 08/01/26)	9,310	9,791,132
Series 2, 5.00%, 10/01/23	1,000	1,001,088
Series 3, 5.00%, 10/01/25	3,680	3,805,198
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,157,839
Series A, 5.00%, 02/01/26	10,020	10,432,219
Series B, 5.00%, 02/01/24	4,170	4,199,078
Series B, 5.00%, 02/01/25	2,205	2,258,428
Series B, 5.00%, 02/01/26	1,000	1,041,140
Series C, 5.00%, 12/01/23	940	943,680

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Series C, 5.00%, 12/01/24	$6,865	$7,007,494
Series C, 5.00%, 12/01/25	1,055	1,092,829
Series C, 5.00%, 02/01/26	130	135,348
Series C, 5.00%, 06/01/27 (Call 12/01/26)	2,090	2,208,876
Series E, 5.00%, 02/01/26	185	192,611
Series E, 5.00%, 02/01/27 (Call 08/01/26)	60	63,123
Indiana University RB, 3.00%, 08/01/24	410	409,034
Purdue University RB
5.00%, 07/01/24	90	91,281
Series EE, 5.00%, 07/01/26	225	236,167

		70,634,478

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/24	700	710,797
5.00%, 08/01/25	3,170	3,272,478
5.00%, 08/01/26	1,280	1,347,971

		5,331,246

Kansas — 0.4%
Johnson County Unified School District No. 512 Shawnee Mission GO
4.00%, 10/01/35 (PR 10/01/25)	4,000	4,056,606
5.00%, 10/01/30 (PR 10/01/25)	2,000	2,068,042
5.00%, 10/01/31 (PR 10/01/25)	6,255	6,467,803
5.00%, 10/01/32 (PR 10/01/25)	4,605	4,761,668
5.00%, 10/01/34 (PR 10/01/25)	4,000	4,136,085
Series A, 4.00%, 10/01/23	3,000	3,001,463
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	5,000	5,051,204
State of Kansas Department of Transportation RB
5.00%, 09/01/25	955	986,017
5.00%, 09/01/26 (Call 09/01/25)	1,220	1,258,908
5.00%, 09/01/27 (Call 09/01/25)	6,095	6,295,319
Series A, 5.00%, 09/01/23	2,360	2,360,000
Series A, 5.00%, 09/01/24	180	182,864
Series A, 5.00%, 09/01/25 (Call 09/01/24)	365	370,594

		40,996,573

Kentucky — 0.2%
Kentucky Asset Liability Commission RB
5.00%, 09/01/23	275	275,000
5.25%, 09/01/24 (Call 09/01/23)	1,010	1,010,000
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,273,236
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/26 (SAP)	5,190	5,435,585
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	2,000	2,086,054
Louisville and Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25	5,000	5,136,208
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,159,405

		21,375,488

Louisiana — 0.5%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,345	3,425,122
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	5,827,981
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/41 (PR 05/01/25)	5,070	5,116,511
Series B, 5.00%, 05/01/25	775	795,986

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana GO
5.00%, 10/01/23	$7,640	$7,648,592
5.00%, 03/01/24	50	50,394
5.00%, 03/01/27	65	69,036
Series A, 5.00%, 04/01/24	2,880	2,906,457
Series A, 5.00%, 03/01/25	1,700	1,741,278
Series A, 5.00%, 04/01/25	175	179,493
Series A, 5.00%, 03/01/26	1,935	2,013,647
Series A, 5.00%, 09/01/26	60	62,998
Series B, 5.00%, 08/01/25	4,235	4,360,823
Series B, 5.00%, 08/01/26	1,890	1,981,237
Series C, 5.00%, 08/01/24	100	101,453
Series C, 5.00%, 08/01/25 (Call 08/01/24)	1,235	1,253,151
Series D-1, 5.00%, 12/01/23	1,400	1,405,278
State of Louisiana RB
5.00%, 09/01/23	5,970	5,970,000
5.00%, 09/01/24	1,065	1,080,388
5.00%, 09/01/25	750	773,774
5.00%, 06/15/26 (PR 06/15/24)	1,000	1,012,446
5.00%, 09/01/26	1,035	1,086,722
5.00%, 09/01/27	135	144,273
5.00%, 09/01/28	1,150	1,246,779

		50,253,819

Maine — 0.5%
Maine Turnpike Authority RB, 5.00%, 07/01/26	1,000	1,050,460
State of Maine GO
3.00%, 06/01/24	1,600	1,593,687
5.00%, 06/01/24	9,765	9,880,507
5.00%, 06/01/25	100	102,850
5.00%, 06/01/26	70	73,371
5.00%, 06/01/27	11,720	12,529,443
5.00%, 06/01/28	4,830	5,264,853
Series B, 5.00%, 06/01/25	2,465	2,535,251
Series B, 5.00%, 06/01/28	3,410	3,717,008
Series D, 5.00%, 06/01/25	10,000	10,284,993

		47,032,423

Maryland — 4.8%
City of Baltimore MD GO, 5.00%, 10/15/23	1,385	1,387,482
City of Baltimore MD RB
5.00%, 07/01/29 (PR 01/01/24)	1,330	1,336,593
5.00%, 07/01/30 (PR 01/01/24)	2,895	2,909,352
5.00%, 07/01/31 (PR 01/01/24)	3,865	3,884,161
5.00%, 07/01/38 (PR 01/01/24)	2,190	2,200,857
5.00%, 07/01/42 (PR 01/01/24)	1,525	1,532,560
5.00%, 07/01/43 (PR 01/01/24)	6,280	6,313,163
County of Anne Arundel MD, 5.00%, 04/01/27	1,760	1,880,270
County of Anne Arundel MD GOL
5.00%, 10/01/24	4,620	4,704,197
5.00%, 10/01/25	5,755	5,964,838
5.00%, 04/01/26	8,300	8,688,184
5.00%, 10/01/26	6,270	6,630,878
5.00%, 10/01/27	5,740	6,195,661
County of Baltimore MD GO
5.00%, 03/01/24	50	50,415
5.00%, 03/01/25	7,500	7,687,604
5.00%, 03/01/26	60	62,702
5.00%, 03/01/27	2,025	2,159,724
County of Frederick MD GO
5.00%, 10/01/24	1,110	1,130,347

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 10/01/25	$5,395	$5,591,712
Series A, 5.00%, 10/01/26	3,050	3,225,547
County of Howard MD, 5.00%, 02/15/27	1,200	1,278,683
County of Howard MD GO
Series A, 5.00%, 08/15/26	505	532,688
Series D, 5.00%, 02/15/26	265	276,688
County of Montgomery MD, 5.00%, 11/01/26 (PR 11/01/23)	13,350	13,381,506
County of Montgomery MD GO
4.00%, 11/01/26	10	10,285
4.00%, 11/01/27	90	93,554
4.00%, 11/01/32 (PR 11/01/24)	4,575	4,611,459
5.00%, 11/01/25	13,110	13,609,775
5.00%, 11/01/27	660	713,554
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	8,910,448
Series A, 5.00%, 11/01/23	3,000	3,007,317
Series A, 5.00%, 11/01/24	4,850	4,943,163
Series A, 5.00%, 08/01/25	2,335	2,410,485
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	239,514
Series A, 5.00%, 11/01/26	2,095	2,219,252
Series B, 4.00%, 11/01/24	8,000	8,063,753
Series B, 5.00%, 11/01/23	3,620	3,628,829
Series B, 5.00%, 11/01/24	2,805	2,858,880
Series B, 5.00%, 11/01/25 (Call 11/01/24)	825	839,283
Series C, 5.00%, 10/01/24	10,000	10,178,004
Series C, 5.00%, 10/01/25	1,515	1,570,240
Series C, 5.00%, 10/01/26	13,390	14,160,680
County of Prince George’s MD GO
5.00%, 09/15/25	435	450,484
Series A, 5.00%, 09/15/24	1,175	1,195,641
County of Prince George’s MD GOL
4.00%, 09/01/25 (Call 09/01/24)	65	65,138
5.00%, 07/15/25	3,455	3,566,466
5.00%, 07/15/27	8,500	9,135,240
Series A, 5.00%, 07/01/25	8,345	8,608,282
Series A, 5.00%, 07/15/26	2,475	2,606,126
Series B, 5.00%, 07/15/25	175	180,646
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	10,000	10,464,428
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,000,000
4.00%, 09/01/25	3,370	3,419,639
4.00%, 11/01/25 (Call 11/01/24)	1,010	1,014,440
4.00%, 09/01/26	2,610	2,674,878
4.00%, 12/15/27 (Call 12/15/23)	250	250,425
5.00%, 09/01/23	25	25,000
5.00%, 10/01/23	4,085	4,089,744
5.00%, 12/15/23	195	195,885
5.00%, 09/01/24	470	477,708
5.00%, 10/01/24	6,780	6,900,687
5.00%, 09/01/25	4,755	4,915,926
5.00%, 10/01/25	6,510	6,740,740
5.00%, 12/01/25	2,690	2,794,128
5.00%, 10/01/26	385	406,580
5.00%, 10/01/27 (Call 10/01/26)	10,530	11,137,827
Series A, 5.00%, 10/01/26	9,420	9,948,000
Series B, 5.00%, 12/01/24	5,235	5,343,020
State of Maryland GO
3.00%, 08/01/27	1,300	1,293,679
4.00%, 06/01/27 (Call 06/01/24)	45	45,046

Security	Par (000)	Value

Maryland (continued)
5.00%, 08/01/27	$825	$887,165
5.00%, 03/15/28	10,795	11,752,934
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,180	1,186,903
First Series, 5.00%, 06/01/24	6,100	6,177,074
First Series, 5.00%, 03/15/26	2,000	2,092,193
First Series, 5.00%, 06/01/26 (Call 06/01/24)	475	480,235
First Series, 5.00%, 03/15/27	245	261,423
Second Series, 5.00%, 08/01/27	1,245	1,338,813
Second Series A, 5.00%, 08/01/26	10,075	10,621,490
Second Series B, 5.00%, 08/01/25	3,210	3,320,392
Series A, 5.00%, 03/15/24	1,865	1,881,910
Series A, 5.00%, 03/15/25	11,080	11,374,632
Series A, 5.00%, 08/01/25	465	480,991
Series A, 5.00%, 08/01/26	1,305	1,375,786
Series A, 5.00%, 03/01/27	1,000	1,066,189
Series A, 5.00%, 03/15/27	170	181,396
Series A, 5.00%, 08/01/27	10,580	11,377,217
Series A, 5.00%, 03/15/28	1,500	1,633,108
Series B, 4.00%, 08/01/25	160	162,566
Series B, 5.00%, 08/01/25	1,390	1,437,802
Series B, 5.00%, 08/01/26	14,725	15,523,716
Series C, 3.00%, 08/01/26	19,185	19,037,667
Series C, 5.00%, 08/01/24	1,780	1,807,615
Washington Suburban Sanitary Commission RB
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,360	5,384,661
4.00%, 06/01/41 (PR 06/01/24) (GTD)	1,000	1,004,601
4.00%, 06/01/42 (PR 06/01/24) (GTD)	2,000	2,009,202
4.00%, 06/01/43 (PR 06/01/24) (GTD)	8,020	8,058,363
4.00%, 06/01/44 (PR 06/01/24) (GTD)	11,100	11,152,564
5.00%, 06/01/24	100	101,220
5.00%, 06/01/24 (GTD)	175	177,211
5.00%, 06/15/24 (GTD)	175	177,328
5.00%, 12/01/24 (GTD)	5,255	5,367,293
5.00%, 06/01/25 (GTD)	1,415	1,457,748
5.00%, 06/15/25 (GTD)	2,500	2,577,301
5.00%, 12/01/25 (GTD)	2,060	2,142,006
5.00%, 06/01/26	6,475	6,800,755
5.00%, 06/01/26 (GTD)	9,535	10,014,703
5.00%, 06/01/27 (GTD)	10,045	10,768,165
5.00%, 12/01/27 (GTD)	120	129,950

		443,802,378

Massachusetts — 4.4%
Boston Water & Sewer Commission RB
3.50%, 11/01/30 (PR 11/01/24)	4,750	4,766,520
3.50%, 11/01/31 (PR 11/01/24)	4,000	4,013,912
3.50%, 11/01/32 (PR 11/01/24)	5,000	5,017,390
3.75%, 11/01/33 (PR 11/01/24)	5,000	5,031,451
3.75%, 11/01/34 (PR 11/01/24)	5,000	5,031,451
3.75%, 11/01/35 (PR 11/01/24)	5,000	5,031,451
City of Boston MA GO
5.00%, 04/01/24	85	85,853
5.00%, 03/01/25	25	25,655
5.00%, 04/01/26	10	10,501
5.00%, 11/01/27	1,000	1,084,406
Series A, 5.00%, 11/01/24	5,000	5,101,757
Series A, 5.00%, 11/01/25	14,320	14,905,416
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,119,169
Series A, 5.00%, 11/01/26	13,645	14,509,303
Series D, 5.00%, 03/01/26	200	209,643

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GOL
3.00%, 12/01/23	$2,000	$1,998,669
4.00%, 07/01/26	190	194,545
5.00%, 09/01/24	35	35,577
5.00%, 09/01/26 (Call 09/01/25)	4,450	4,600,332
5.00%, 07/01/27	8,300	8,931,659
5.00%, 09/01/27	10	10,800
5.00%, 05/01/28	2,000	2,189,327
Series A, 5.00%, 07/01/24	215	218,024
Series A, 5.00%, 03/01/25	9,055	9,288,144
Series A, 5.00%, 07/01/25	8,125	8,382,799
Series A, 5.00%, 01/01/26	1,040	1,084,608
Series A, 5.00%, 03/01/26	3,060	3,202,283
Series A, 5.00%, 07/01/26	6,685	7,044,545
Series B, 5.00%, 11/01/23	2,700	2,707,054
Series B, 5.00%, 07/01/24	6,800	6,895,656
Series B, 5.00%, 07/01/25	3,215	3,317,009
Series B, 5.00%, 11/01/25	2,055	2,135,955
Series B, 5.00%, 07/01/26	2,930	3,087,587
Series B, 5.00%, 07/01/27	3,805	4,094,574
Series B, 5.25%, 09/01/23 (AGM)	400	400,000
Series B, 5.25%, 09/01/24 (AGM)	9,520	9,700,032
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,154,176
Series C, 5.00%, 08/01/24	925	939,019
Series C, 5.00%, 10/01/24	240	244,399
Series C, 5.00%, 08/01/25	1,980	2,045,863
Series C, 5.00%, 10/01/25	6,990	7,253,419
Series C, 5.00%, 05/01/26	3,800	3,990,348
Series C, 5.00%, 05/01/27	110	117,954
Series C, 5.00%, 10/01/27	150	162,267
Series C, 5.50%, 12/01/23 (AMBAC)	290	291,511
Series D, 5.00%, 04/01/25	2,015	2,069,856
Series D, 5.00%, 07/01/27	2,475	2,663,356
Series E, 3.00%, 12/01/25	385	382,336
Series E, 3.00%, 12/01/26	500	498,072
Series E, 5.00%, 11/01/23	4,660	4,672,174
Series E, 5.00%, 11/01/24	1,060	1,080,967
Series E, 5.00%, 11/01/25	1,850	1,922,879
Series E, 5.00%, 11/01/25 (AMBAC)	440	457,333
Series E, 5.00%, 11/01/26	2,385	2,530,885
Series G, 5.00%, 09/01/25	50	51,751
Series H, 5.00%, 12/01/23	10,030	10,070,471
Series H, 5.00%, 12/01/24	2,295	2,343,760
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	4,225	4,351,916
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/25	8,065	8,316,185
Series A, 5.00%, 07/01/26	6,070	6,403,211
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/27 (PR 07/01/25)	1,285	1,325,311
Series A-1, 5.00%, 07/01/24	1,375	1,394,118
Massachusetts Clean Water Trust (The) RB
5.00%, 02/01/24	195	196,376
5.00%, 08/01/24	645	654,949
5.00%, 08/01/25	14,810	15,308,388
5.00%, 02/01/27	8,165	8,720,536
5.00%, 02/01/28	3,095	3,376,156
Series 2017, 5.00%, 08/01/24	245	248,867

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency RB
5.00%, 07/15/24	$20	$20,305
Series A, 5.00%, 10/15/25	11,440	11,868,371
Series A, 5.00%, 10/15/26	12,965	13,737,685
Series U, 5.00%, 07/01/25	1,405	1,449,075
Massachusetts Health & Educational Facilities Authority RB, Series A, VRDN, 2.90%, 11/01/49 (Put 08/31/23)(a)	11,215	11,215,000
Massachusetts School Building Authority RB
5.00%, 11/15/24	2,005	2,044,848
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	4,932,167
Series A, 5.00%, 11/15/45 (PR 11/15/25)	12,960	13,457,029
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,360	16,023,982
Series C, 5.00%, 08/15/24	740	751,573
Series C, 5.00%, 08/15/25	265	273,957
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,346,633
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,141,912
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	2,960	3,044,012
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	3,978,882
Series D, 5.00%, 05/01/41 (PR 05/01/25) (ST INTERCEPT)	4,515	4,643,147
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00%, 01/01/27	9,895	10,478,568
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/24	10	10,053
5.00%, 01/01/27	4,975	5,304,053
Massachusetts Water Resources Authority
5.00%, 08/01/24	55	55,883
5.00%, 08/01/24 (ETM)	115	116,671
5.00%, 08/01/26	255	269,487
5.00%, 08/01/26 (ETM)	745	783,501
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	105	106,572
5.00%, 08/01/25	1,160	1,200,110
5.00%, 08/01/31 (PR 08/01/24)	2,195	2,228,857
5.00%, 08/01/37 (PR 08/01/26)	1,250	1,316,378
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,358,449
Series B, 5.25%, 08/01/25 (AGM)	825	857,313
Series C, 5.00%, 08/01/24	1,440	1,463,116
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	10,548,127
Series C, VRDN, 5.00%, 08/01/40 (PR 08/01/26)	16,060	16,940,292
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	6,992,623
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,000	2,036,136
Series 2021-1, 5.00%, 11/01/23	4,195	4,206,158
Series 2021-1, 5.00%, 11/01/24	175	178,461

		409,081,252

Michigan — 1.1%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	395	405,375
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	640	671,587
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	7,410	7,491,932
5.00%, 07/01/27 (Call 07/01/24) (NPFGC)	2,000	2,021,789
5.00%, 10/01/27 (Call 10/01/26)	10,225	10,812,719
Series B, 5.00%, 10/01/23	3,500	3,504,014

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series C-3, 5.00%, 07/01/24 (AGM)	$1,610	$1,625,452
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	338,393
Michigan State Building Authority RB
5.00%, 10/15/27	710	763,808
5.00%, 10/15/28	2,800	3,064,791
Series I, 5.00%, 04/15/24	560	565,623
Series I, 5.00%, 04/15/25	1,000	1,025,698
Series I, 5.00%, 04/15/26	1,245	1,301,389
Michigan State University RB
5.00%, 08/15/26	2,455	2,583,937
5.00%, 02/15/28	2,400	2,592,024
5.00%, 08/15/28	3,750	4,087,813
State of Michigan RB
5.00%, 03/15/24	3,840	3,869,992
5.00%, 03/15/25	1,565	1,600,971
5.00%, 03/15/26	8,610	8,974,906
5.00%, 03/15/27	7,270	7,724,754
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/28	1,500	1,644,967
Series A, 5.00%, 11/15/23	800	802,572
Series A, 5.00%, 11/15/24	1,000	1,020,228
University of Michigan RB
Series A, 5.00%, 04/01/24	940	949,169
Series A, 5.00%, 04/01/25	3,525	3,620,965
Series A, 5.00%, 04/01/26	5,285	5,526,839
Series A, 5.00%, 04/01/42 (PR 04/01/27)	5,110	5,453,829
Series B, VRDN, 4.07%, 04/01/28 (Put 08/31/23)(a)	3,300	3,300,000
Series C, VRDN, 4.00%, 04/01/49 (Call 01/01/24)(a)	1,000	1,000,505
VRDN, VRDN, 3.85%, 04/01/42 (08/31/23)(a)	10,250	10,250,000

		98,596,041

Minnesota — 2.9%
City of Minneapolis MN GO
3.00%, 12/01/23	570	569,302
3.00%, 12/01/24	45	44,746
3.00%, 12/01/27 (Call 12/01/24)	25	24,780
4.00%, 12/01/24	1,665	1,678,714
4.00%, 12/01/26	2,235	2,300,959
County of Hennepin MN GO
5.00%, 12/01/25	3,930	4,089,044
5.00%, 12/15/27	70	75,834
Series B, 5.00%, 12/15/26	1,660	1,764,393
Series C, 5.00%, 12/15/26	5,365	5,702,390
Metropolitan Council GO
5.00%, 03/01/25	1,815	1,861,466
5.00%, 12/01/26	2,755	2,919,783
Series B, 5.00%, 12/01/23	4,770	4,789,132
Series B, 5.00%, 12/01/24	24,940	25,466,828
Series B, 5.00%, 12/01/25	5,180	5,382,791
Series C, 5.00%, 03/01/26	200	208,811
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,060	3,073,885
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	7,500	7,563,403
5.00%, 03/01/26	1,900	1,986,951
State of Minnesota GO
3.00%, 08/01/24	55	54,792
4.00%, 08/01/27 (Call 08/01/26)	3,910	4,015,966
5.00%, 08/01/24	10,210	10,367,483
5.00%, 08/01/26	1,125	1,186,343
5.00%, 08/01/27	7,750	8,331,009

Security	Par (000)	Value

Minnesota (continued)
5.00%, 09/01/27	$75	$80,764
5.00%, 10/01/27	2,105	2,270,423
5.00%, 08/01/28	37,925	41,582,805
Series A, 5.00%, 08/01/24	3,050	3,097,044
Series A, 5.00%, 08/01/25	405	418,396
Series A, 5.00%, 09/01/25	10,000	10,346,251
Series A, 5.00%, 10/01/25	330	342,167
Series A, 5.00%, 08/01/26	3,170	3,342,852
Series A, 5.00%, 09/01/26	14,175	14,974,524
Series A, 5.00%, 08/01/27	25	26,874
Series B, 5.00%, 09/01/24	5,000	5,083,468
Series B, 5.00%, 08/01/25	115	118,804
Series D, 5.00%, 08/01/24	4,330	4,396,788
Series D, 5.00%, 10/01/24	1,630	1,659,879
Series D, 5.00%, 08/01/25	4,420	4,566,200
Series D, 5.00%, 08/01/26	4,715	4,972,097
Series D, 5.00%, 10/01/26	235	248,667
Series D, 5.00%, 08/01/27 (Call 08/01/26)	25	26,309
Series E, 3.00%, 08/01/24	5,040	5,020,912
Series F, 5.00%, 10/01/23	8,625	8,635,462
State of Minnesota RB
5.00%, 03/01/25	25,000	25,607,027
5.00%, 03/01/26	20,000	20,910,388
University of Minnesota RB
5.00%, 08/01/25	55	56,727
5.00%, 10/01/27	20	21,524
Series B, 5.00%, 12/01/25	6,365	6,596,020
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	5,710	5,740,153

		263,601,330

Mississippi — 0.3%
State of Mississippi GO
5.00%, 11/01/32 (PR 11/01/26)	3,100	3,276,191
5.00%, 10/01/33 (PR 10/01/27)	4,000	4,304,788
Series A, 5.00%, 10/01/26	120	126,366
Series A, 5.00%, 10/01/27	305	327,392
Series A, 5.00%, 10/01/32 (PR 10/01/27)	6,600	7,102,900
Series A, 5.00%, 10/01/34 (PR 10/01/27)	3,000	3,228,591
Series B, 5.00%, 09/01/23	1,275	1,275,000
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,015	1,076,032
Series B, 5.00%, 11/01/36 (PR 11/01/26)	2,020	2,134,808
Series C, 5.00%, 10/01/24	725	737,445
Series C, 5.00%, 10/01/26 (Call 10/01/25)	205	212,031
Series F, 5.00%, 11/01/32 (PR 11/01/25)	7,525	7,808,677

		31,610,221

Missouri — 1.6%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,278,459
Metropolitan St Louis Sewer District RB
5.00%, 05/01/29 (PR 05/01/25)	1,300	1,336,897
Series A, 5.00%, 05/01/25	525	539,216
Series A, 5.00%, 05/01/26	3,770	3,943,129
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	12,000	12,029,267
5.00%, 05/01/25	16,465	16,910,855
5.00%, 11/01/25	4,775	4,946,926
5.00%, 05/01/26	15,000	15,747,458
5.00%, 11/01/26	5,230	5,536,948
5.00%, 05/01/27	15,000	16,079,204

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Series A, 5.00%, 05/01/24	$9,920	$10,024,170
Series A, 5.00%, 05/01/26	12,890	13,532,315
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,575	1,591,846
Missouri State Board of Public Buildings GO, 5.00%, 10/01/27	4,120	4,422,482
Missouri State Board of Public Buildings RB, Series B, 5.00%, 10/01/24	15,000	15,274,956
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	540	542,939
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	11,400	11,456,635

		144,193,702

Nebraska — 0.3%
Douglas County School District No. 17/NE GO
4.00%, 06/15/32 (PR 06/15/25)	1,965	1,989,599
4.00%, 06/15/33 (PR 06/15/25)	2,010	2,035,162
4.00%, 06/15/34 (PR 06/15/25)	2,050	2,075,663
4.00%, 06/15/35 (PR 06/15/25)	7,000	7,087,630
Nebraska Public Power District RB
5.00%, 01/01/27	785	827,994
5.00%, 07/01/28 (Call 01/01/28)	2,170	2,330,485
Series C, 5.00%, 01/01/24	6,695	6,728,190
Omaha Public Power District RB
5.00%, 02/01/27 (Call 02/01/26)	1,200	1,250,426
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,454,468

		27,779,617

Nevada — 1.2%
Clark County School District GOL
5.00%, 06/15/25	6,875	7,053,977
5.00%, 06/15/27	5,245	5,569,286
Series A, 5.00%, 06/15/24	770	777,990
Series B, 5.00%, 06/15/26	7,835	8,182,658
Series D, 5.00%, 06/15/24	200	202,075
County of Clark Department of Aviation RB
5.00%, 07/01/24	1,615	1,634,562
5.00%, 07/01/26	2,060	2,161,670
County of Clark NV GOL
5.00%, 11/01/37 (PR 11/01/23)	5,000	5,012,195
5.00%, 11/01/38 (PR 11/01/23)	3,520	3,528,585
Series A, 5.00%, 06/01/24	150	151,774
Series A, 5.00%, 11/01/24	1,030	1,049,197
Series B, 5.00%, 11/01/27 (Call 11/01/26)	15,030	15,829,392
County of Clark NV RB, 5.00%, 07/01/26	1,465	1,536,496
County of Washoe NV GOL
5.00%, 07/01/26	5,045	5,291,208
5.00%, 07/01/27	1,535	1,639,765
Las Vegas Valley Water District GOL
5.00%, 06/01/24	3,835	3,881,768
Series A, 5.00%, 06/01/25	13,270	13,659,533
Series A, 5.00%, 06/01/26	9,825	10,300,822
Series B, 5.00%, 06/01/24	3,000	3,036,585
Series C, 5.00%, 06/01/25	8,705	8,960,530
State of Nevada GOL
5.00%, 11/01/23	3,000	3,007,412
5.00%, 08/01/25	5,030	5,183,199
5.00%, 05/01/26	120	125,667
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	51,373
Series B, 5.00%, 11/01/26 (Call 05/01/25)	520	534,617
Series D, 5.00%, 04/01/24	2,015	2,033,739

Security	Par (000)	Value

Nevada (continued)
Series D, 5.00%, 04/01/25	$135	$138,675
Series D, 5.00%, 04/01/27 (Call 04/01/25)	155	159,019
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	3,455	3,531,793
5.00%, 12/01/25	270	280,451

		114,506,013

New Hampshire — 0.2%
State of New Hampshire GO
5.00%, 02/15/27	2,475	2,634,778
Series C, 5.00%, 12/01/25	2,810	2,921,862
Series D, 5.00%, 12/01/24	10,000	10,221,040

		15,777,680

New Jersey — 4.1%
County of Monmouth NJ GO
5.00%, 01/15/25	7,275	7,446,425
5.00%, 01/15/26	7,125	7,431,607
5.00%, 01/15/28	4,620	5,019,217
Series B, 5.00%, 01/15/26	4,000	4,172,130
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/24 (GTD)	1,500	1,533,708
New Jersey Economic Development Authority
5.00%, 11/01/27	1,235	1,313,226
5.25%, 06/15/27 (Call 06/15/25)	1,065	1,095,056
5.25%, 06/15/27 (PR 06/15/25)	1,235	1,280,151
5.50%, 06/15/32 (PR 12/15/26)	5,000	5,373,418
New Jersey Economic Development Authority RB
5.00%, 06/15/26	3,555	3,698,745
5.00%, 03/01/28	6,000	6,410,958
5.00%, 06/15/31 (PR 06/15/27)	1,500	1,607,387
5.00%, 06/15/32 (PR 06/15/27)	1,000	1,071,591
Series B, 5.00%, 11/01/23 (SAP)	14,490	14,518,484
Series B, 5.00%, 11/01/25	5,700	5,859,981
Series B, 5.00%, 11/01/26 (SAP)	2,750	2,878,668
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	13,160	14,142,835
Series D, 5.00%, 06/15/25	1,000	1,023,948
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	5,954,139
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,610,667
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,525	1,580,753
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	715	718,626
Series XX, 5.00%, 06/15/25	9,250	9,471,515
New Jersey Educational Facilities Authority RB
5.00%, 07/01/25	1,640	1,692,919
5.00%, 07/01/26	2,005	2,112,280
5.00%, 03/01/27	19,530	20,889,550
Series A, 5.00%, 07/01/25	4,565	4,712,301
Series B, 5.00%, 07/01/25	2,290	2,363,893
Series B, 5.00%, 07/01/26	355	373,995
Series C, 5.00%, 03/01/24	450	454,001
Series C, 5.00%, 03/01/26	6,770	7,089,763
New Jersey Transportation Trust Fund Authority RB
0.00%, 12/15/27 (BHAC-CR MBIA)(b)	15,375	13,158,365
5.00%, 06/15/24	5,000	5,051,882
5.00%, 12/15/24	17,930	18,233,101
5.00%, 12/15/25	6,130	6,326,913
5.00%, 06/15/28	4,920	5,280,753
Series A, 0.00%, 12/15/23(b)	2,525	2,499,211
Series A, 0.00%, 12/15/26(b)	765	677,271
Series A, 5.00%, 12/15/23	1,155	1,159,176
Series A, 5.00%, 06/15/24	13,080	13,222,760

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/25	$4,120	$4,218,664
Series A, 5.00%, 06/15/26	1,055	1,097,659
Series A, 5.00%, 12/15/26	2,085	2,186,742
Series A, 5.00%, 12/15/27	3,500	3,728,234
Series A, 5.50%, 12/15/23	9,185	9,230,734
Series A-1, 5.00%, 06/15/24	4,645	4,695,697
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	1,320	1,373,199
Series AA, 5.00%, 06/15/24	15,000	15,152,190
Series B, 5.00%, 06/15/27	4,030	4,260,443
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,045,146
Series C, 0.00%, 12/15/24 (AMBAC)(b)	1,175	1,120,106
Series C, 0.00%, 12/15/25 (AMBAC)(b)	17,240	15,828,142
Series C, 0.00%, 12/15/26 (AMBAC)(b)	975	863,188
Series D, 5.00%, 12/15/23	2,345	2,353,478
Series D, 5.00%, 12/15/24	475	483,030
Series D, 5.25%, 12/15/23	6,620	6,648,448
New Jersey Turnpike Authority RB
5.00%, 01/01/27	2,950	3,126,852
Series C, 5.00%, 01/01/25	3,160	3,229,351
Series C-2, 5.50%, 01/01/25 (AMBAC)	3,540	3,641,322
State of New Jersey GO
2.00%, 06/01/24	4,810	4,732,998
4.00%, 06/01/27 (Call 10/02/23)	3,000	3,001,719
5.00%, 06/01/26 (Call 06/01/25)	420	431,956
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,423,324
Series A, 5.00%, 06/01/24	8,140	8,239,865
Series A, 5.00%, 06/01/25	24,975	25,691,038
Series A, 5.00%, 06/01/26	18,670	19,534,161
Series A, 5.00%, 06/01/27	11,940	12,708,081

		379,557,136

New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/15/26	2,815	2,953,477
5.00%, 06/15/27 (Call 06/15/24)	5,245	5,309,513
Series A, 5.00%, 06/15/24	6,730	6,819,006
Series A, 5.00%, 06/15/25	2,485	2,561,837
Series A, 5.00%, 06/15/26	2,325	2,428,166
Series E, 5.00%, 06/15/24	1,845	1,869,401
State of New Mexico GO
5.00%, 03/01/24	225	226,847
5.00%, 03/01/25	8,290	8,499,798
Series A, 5.00%, 03/01/24	1,050	1,058,622
Series B, 5.00%, 03/01/24	650	655,337
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	4,800	4,862,828
5.00%, 07/01/25	4,645	4,783,226
5.00%, 07/01/26	15,000	15,761,043
Series A, 5.00%, 07/01/26	5,085	5,342,994

		63,132,095

New York — 11.4%
Battery Park City Authority RB
5.00%, 11/01/28	2,000	2,210,811
Series A, 5.00%, 11/01/25 (Call 11/01/23)	2,020	2,024,927
Series D-2, VRDN, 4.00%, 11/01/38 (Put 08/31/23)(a)	1,970	1,970,000
City of New York NY GO
3.00%, 08/01/26	50	49,612
5.00%, 06/01/24	1,200	1,215,338
5.00%, 08/01/26	10,075	10,604,267

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/26	$1,245	$1,312,669
5.00%, 08/01/27	5,210	5,584,674
5.00%, 11/01/27	16,000	17,233,282
5.00%, 08/01/28	4,925	5,369,396
VRDN, 3.95%, 12/01/47 (Put 08/31/23)(a)	20,000	20,000,000
Series 1, 5.00%, 08/01/24	850	863,339
Series 1, 5.00%, 08/01/25	895	925,107
Series 1, 5.00%, 08/01/26	2,480	2,610,281
Series A, 5.00%, 08/01/24	1,965	1,995,838
Series A, 5.00%, 08/01/25	1,365	1,410,918
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,670	1,697,090
Series A, 5.00%, 08/01/26	840	884,127
Series A, 5.00%, 08/01/27	200	214,383
Series A-1, 5.00%, 08/01/24	7,470	7,587,231
Series A-1, 5.00%, 08/01/25	2,310	2,391,177
Series A-1, 5.00%, 08/01/26	3,590	3,778,592
Series A-1, 5.00%, 08/01/27	12,675	13,586,518
Series A-2015, 5.00%, 08/01/24	5,185	5,266,371
Series B-1, 5.00%, 08/01/24	1,910	1,939,975
Series B-1, 5.00%, 08/01/25	520	537,493
Series B-1, 5.00%, 10/01/25	675	699,199
Series B-1, 5.00%, 08/01/26	145	152,617
Series B-1, 5.00%, 08/01/27	3,605	3,864,252
Series C, 5.00%, 08/01/24	14,730	14,961,165
Series C, 5.00%, 08/01/25	7,710	7,969,360
Series C, 5.00%, 08/01/26	3,360	3,536,510
Series C-1, 5.00%, 08/01/24	5,345	5,428,882
Series C-1, 5.00%, 08/01/25	6,135	6,341,378
Series E, 5.00%, 08/01/24	2,660	2,701,744
Series E, 5.00%, 08/01/25	7,510	7,762,633
Series E, 5.00%, 08/01/26	2,640	2,778,686
Series F-1, 5.00%, 06/01/25	995	1,025,571
Series J, 5.00%, 08/01/24	585	594,181
Series J, 5.00%, 08/01/26	635	668,358
Series J-10, 5.00%, 08/01/26	805	847,289
Series J-4, 5.00%, 08/01/24	1,825	1,853,641
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,284,667
Series F-1, 5.00%, 03/01/26	4,025	4,201,335
Series F-1, 5.00%, 03/01/27	2,710	2,881,048
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	260	262,073
Series A, 5.00%, 02/15/25	1,820	1,867,730
Series A, 5.00%, 02/15/26	510	532,616
Series A, 5.00%, 02/15/27	10,000	10,659,069
Long Island Power Authority RB
0.00%, 12/01/26 (AGM)(b)	1,500	1,337,778
1.00%, 09/01/25 (Call 10/02/23)	8,075	7,522,751
5.00%, 09/01/28	3,335	3,656,275
Series A, 5.00%, 09/01/26	810	856,163
Series A, 5.00%, 09/01/27	1,800	1,939,035
Series B, VRDN, 0.85%, 09/01/50 (Put 03/01/25)(a)	7,000	6,562,170
Series B, VRDN, 1.50%, 09/01/51 (Put 03/01/26)(a)	390	359,651
Series B, VRDN, 1.65%, 09/01/49 (Call 03/01/24)(a)	1,425	1,392,302
Metropolitan Transportation Authority RB
5.00%, 11/15/26	12,795	13,286,976
Series A-1, 5.00%, 11/15/24	2,000	2,029,979
Series A2, 5.00%, 11/15/25	4,850	4,979,176
Series A-2, 5.00%, 11/15/23	1,265	1,268,296
Series B, 5.00%, 11/15/23	3,135	3,143,136

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/24	$1,600	$1,623,983
Series B, 5.00%, 11/15/25	2,275	2,335,593
Series C, 5.00%, 11/15/23	4,800	4,812,508
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,219,434
Series C-1, 5.00%, 11/15/23	565	566,467
Series C-1, 5.00%, 11/15/24	13,600	13,803,857
Series C-1, 5.00%, 11/15/25	3,530	3,624,019
Series C-1, 5.00%, 11/15/26	9,430	9,792,590
Series D, 5.00%, 11/15/27 (Call 11/15/26)	1,300	1,344,919
Series D-1, VRDN, 5.00%, 11/15/34(a)	5,000	5,062,799
Series F, 5.00%, 11/15/24	1,000	1,014,990
Series F, 5.00%, 11/15/25	1,880	1,930,072
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	700	722,012
5.00%, 06/15/27 (Call 06/15/25)	10	10,297
5.00%, 06/15/27 (Call 12/15/25)	145	150,661
VRDN, 3.90%, 06/15/49 (Put 08/31/23)(a)	10,000	10,000,000
Series BB2, 4.00%, 06/15/24	2,080	2,093,597
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,850	6,883,964
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	935	954,214
Series CC, VRDN, 3.90%, 06/15/41 (Put 08/31/23)(a)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/25	855	881,886
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	4,295	4,462,696
Series DD, 5.00%, 06/15/25	8,130	8,385,656
Series DD, 5.00%, 06/15/26	13,270	13,974,283
Series DD, VRDN, 3.90%, 06/15/43 (Put 08/31/23)(a)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	1,005	1,009,983
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/24 (SAW)	150	152,198
5.00%, 07/15/25 (SAW)	125	128,850
5.00%, 07/15/26 (SAW)	470	494,637
5.00%, 07/15/26 (ETM) (SAW)	1,565	1,644,582
5.00%, 07/15/27 (SAW)	75	80,520
5.00%, 07/15/27 (Call 07/15/25) (SAW)	150	154,565
Series B-1, 5.00%, 07/15/27 (SAW)	255	273,768
Series S, 4.00%, 07/15/24 (SAW)	310	311,931
Series S-1, 5.00%, 07/15/25 (SAW)	135	139,324
Series S-3, 5.00%, 07/15/24 (SAW)	1,485	1,506,764
Series S-3, 5.00%, 07/15/25 (SAW)	865	891,641
Series S-3, 5.00%, 07/15/27 (SAW)	200	214,720
Series S-4A, 5.00%, 07/15/27 (SAW)	55	59,048
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/25	550	558,208
5.00%, 11/01/23	8,535	8,554,065
5.00%, 05/01/24	455	460,104
5.00%, 11/01/24	16,905	17,241,310
5.00%, 02/01/25	340	348,238
5.00%, 08/01/25	2,115	2,185,354
5.00%, 11/01/25	2,620	2,718,769
5.00%, 05/01/26	2,655	2,783,837
5.00%, 08/01/26	945	995,989
5.00%, 11/01/26	32,770	34,713,546
5.00%, 11/01/26 (Call 05/01/24)	6,800	6,859,484
5.00%, 08/01/27	3,020	3,245,252
5.00%, 11/01/27	31,685	34,217,328
5.00%, 11/01/28	5,435	5,953,170
Series A-1, 5.00%, 05/01/24	3,405	3,443,193
Series A-1, 5.00%, 08/01/24	2,330	2,366,148

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 08/01/25	$1,185	$1,224,863
Series A-1, 5.00%, 11/01/25	3,160	3,279,126
Series A-1, 5.00%, 11/01/26	10,395	11,011,514
Series A-4, VRDN, 4.00%, 08/01/45 (Put 09/01/23)(a)	15,000	15,000,000
Series C, 5.00%, 11/01/23	1,050	1,052,346
Series C, 5.00%, 11/01/24	215	219,277
Series C, 5.00%, 11/01/25	1,390	1,442,401
Series C, 5.00%, 11/01/25 (Call 05/01/25)	935	958,798
Series C, 5.00%, 11/01/26	485	513,765
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,600	1,640,204
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,475	3,591,319
Series D-S, 5.00%, 11/01/23	305	305,681
New York City Water & Sewer System RB
5.00%, 06/15/26 (PR 06/15/25)	55	56,717
Series AA1, VRDN, 4.00%, 06/15/50 (Put 08/31/23)(a)	25,000	25,000,000
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	5,005	5,107,854
New York Power Authority RB
5.00%, 11/15/24 (AGM)	1,420	1,450,738
5.00%, 11/15/25 (AGM)	1,450	1,509,871
New York State Dormitory Authority RB
5.00%, 03/15/25	5,755	5,905,433
5.00%, 10/01/25	2,240	2,324,872
5.00%, 02/15/26	3,640	3,795,305
5.00%, 02/15/26 (ETM)	395	411,696
5.00%, 02/15/27	220	233,388
5.00%, 02/15/27 (ETM)	4,585	4,874,584
5.00%, 03/15/28	46,365	50,111,148
Series 1, 5.00%, 03/15/25	1,865	1,913,670
Series 2015, 5.00%, 03/15/26 (PR 09/15/25)	1,340	1,389,674
Series A, 5.00%, 10/01/23 (SAW)	265	265,319
Series A, 5.00%, 02/15/24	2,975	2,997,525
Series A, 5.00%, 03/15/24	22,790	22,997,424
Series A, 5.00%, 07/01/24	2,010	2,038,111
Series A, 5.00%, 10/01/24 (SAW)	510	519,349
Series A, 5.00%, 02/15/25	485	496,816
Series A, 5.00%, 02/15/25 (PR 02/15/24)	4,425	4,458,504
Series A, 5.00%, 03/15/25	11,450	11,749,673
Series A, 5.00%, 03/15/25 (PR 03/15/24)	310	312,957
Series A, 5.00%, 03/15/26	6,025	6,293,541
Series A, 5.00%, 03/15/26 (PR 03/15/25)	2,045	2,100,215
Series A, 5.00%, 03/15/27	15,250	16,242,036
Series A, 5.00%, 03/15/28 (Call 09/15/26)	1,200	1,256,977
Series B, 5.00%, 02/15/24	1,145	1,153,669
Series B, 5.00%, 02/15/25	280	286,891
Series C, 5.00%, 03/15/24	6,905	6,968,445
Series C, 5.00%, 03/15/25	2,295	2,358,350
Series C, 5.00%, 03/15/25 (PR 03/15/24)	905	913,157
Series C, 5.00%, 03/15/26	505	529,083
Series C, 5.00%, 03/15/27	4,575	4,895,242
Series D, 5.00%, 02/15/24	4,595	4,628,175
Series D, 5.00%, 02/15/25	7,040	7,213,381
Series D, 5.00%, 02/15/26	3,110	3,242,692
Series E, 5.00%, 03/15/24	2,795	2,820,191
Series E, 5.00%, 02/15/25	2,850	2,920,144
Series E, 5.00%, 03/15/25	300	307,829
Series E, 5.00%, 03/15/26	14,425	15,065,471
Series E, 5.00%, 03/15/26 (Call 09/15/25)	3,060	3,151,904
New York State Environmental Facilities Corp. RB
4.00%, 06/15/26	25	25,659
5.00%, 06/15/24	425	430,949

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 06/15/25	$2,025	$2,090,453
5.00%, 09/15/25 (Call 03/15/25)	1,590	1,631,535
5.00%, 06/15/26 (Call 06/15/24)	415	419,945
5.00%, 06/15/27	7,245	7,791,745
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	500	517,919
Series A-1, 5.00%, 03/15/25	4,935	5,063,998
Series A-1, 5.00%, 03/15/26	5,025	5,254,141
Series J, 5.00%, 01/01/24	740	744,123
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,620	2,634,578
Series K, 5.00%, 01/01/24	390	392,173
Series L, 5.00%, 01/01/24	165	165,919
Series L, 5.00%, 01/01/26	1,150	1,197,226
New York State Urban Development Corp. RB
5.00%, 03/15/25	6,815	6,993,141
5.00%, 03/15/25 (ETM)	25	25,652
5.00%, 03/15/25 (PR 03/15/24)	130	131,172
5.00%, 03/15/26	33,230	34,695,882
5.00%, 03/15/27	4,020	4,274,226
5.00%, 09/15/27	25,080	26,929,309
5.00%, 09/15/28	27,000	29,474,915
Series A, 5.00%, 03/15/24	8,255	8,327,421
Series A, 5.00%, 03/15/25	905	928,656
Series A, 5.00%, 03/15/26	5,070	5,293,654
Series A, 5.00%, 03/15/28 (Call 03/15/27)	2,505	2,653,876
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	3,879,720
Series C-1, 5.00%, 03/15/26	1,010	1,054,554
Series C-1, 5.00%, 03/15/27	11,400	12,120,938
Series E, 5.00%, 03/15/24	4,110	4,147,264
Series E, 5.00%, 03/15/25	5,175	5,310,272
Series E, 5.00%, 03/15/26	10,000	10,441,132
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	1,335	1,337,217
4.00%, 12/01/25	355	361,210
4.00%, 12/01/26	415	427,506
4.00%, 12/01/27	665	692,994
5.00%, 11/15/26	575	609,763
5.00%, 07/15/27	510	548,114
5.00%, 10/15/27 (Call 10/15/25)	345	356,989
Series 179, 5.00%, 12/01/23	220	220,882
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,065	1,068,887
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	210	215,652
Series 194, 5.00%, 10/15/25	1,050	1,088,228
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	270	279,439
Series 205, 5.00%, 11/15/24	705	719,427
Series 205, 5.00%, 11/15/25	1,220	1,266,423
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/24	1,320	1,344,321
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	381,909
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/26	5,000	5,113,294
5.00%, 11/15/23	300	300,935
5.00%, 08/15/24	10,000	10,150,795
5.00%, 11/15/27	9,000	9,686,177
5.00%, 11/15/27 (Call 08/15/27)	11,270	12,102,992
5.00%, 11/15/28 (08/15/28)	5,000	5,461,162
Series A, 5.00%, 11/15/23	570	571,777
Series A, 5.00%, 11/15/23 (Call 10/02/23)	2,270	2,272,505
Series A, 5.00%, 11/15/24	670	683,158
Series A, 5.00%, 11/01/25	2,435	2,524,733

Security	Par (000)	Value

New York (continued)
Series A-2, VRDN, 2.00%, 05/15/45Put(a)	$3,875	$3,730,127
Series B, 5.00%, 11/15/25	4,410	4,575,910
Series B-2, VRDN, 5.00%, 05/15/50(a)	2,000	2,068,829
Series C 1A, 5.00%, 05/15/25	3,500	3,602,932
Series C-1, 5.00%, 11/15/25	5,520	5,727,669
Series C-1, 5.00%, 11/15/26	4,930	5,211,085
Series C-1B, VRDN, 5.00%, 05/15/51(a)	2,500	2,585,387
Utility Debt Securitization Authority RB
5.00%, 12/15/26 (Call 12/15/24)	5,000	5,104,012
5.00%, 12/15/27 (Call 12/15/25)	3,500	3,648,409
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	456,747

		1,051,575,189

North Carolina — 2.8%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	2,295	2,384,342
Series B, 5.00%, 12/01/26	4,880	5,170,337
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	420	425,600
Series A, 5.00%, 06/01/26	1,380	1,449,799
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/24	225	228,000
5.00%, 07/01/27 (Call 07/01/25)	1,500	1,544,890
City of Greensboro NC GO, 5.00%, 10/01/28	2,360	2,597,929
City of Raleigh NC GO
5.00%, 09/01/26	3,090	3,262,475
Series A, 5.00%, 09/01/25	80	82,786
City of Raleigh NC RB, 5.00%, 06/01/25	125	128,669
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/26	5,045	5,298,812
County of Forsyth NC GO, 4.00%, 03/01/26	130	132,607
County of Guilford NC GO
5.00%, 03/01/24	4,385	4,421,431
5.00%, 03/01/25	5,030	5,158,772
5.00%, 05/01/26	50	52,439
County of Johnston NC GO, 4.00%, 02/01/26	20	20,368
County of Mecklenburg NC GO
5.00%, 04/01/25	30	30,835
5.00%, 03/01/26	1,150	1,202,066
5.00%, 12/01/26	1,780	1,889,292
5.00%, 04/01/28 (Call 04/01/25)	5,000	5,130,507
Series A, 5.00%, 09/01/23	1,255	1,255,000
Series A, 5.00%, 12/01/24	570	582,390
Series A, 5.00%, 04/01/27	55	58,778
County of Wake NC GO
5.00%, 04/01/24	11,005	11,113,597
5.00%, 03/01/26	65	67,943
5.00%, 04/01/26	7,845	8,213,884
5.00%, 04/01/27	1,245	1,330,077
5.00%, 05/01/27	10,615	11,359,677
5.00%, 05/01/28	2,515	2,745,044
Series A, 5.00%, 03/01/24	7,170	7,231,658
Series A, 5.00%, 03/01/25	360	369,163
Series A, 5.00%, 02/01/27	10,725	11,418,836
Series A, 5.00%, 03/01/27	2,625	2,799,643
Series C, 5.00%, 03/01/24	4,020	4,054,570
Series C, 5.00%, 03/01/25	2,575	2,640,544
County of Wake NC RB, 5.00%, 03/01/26	1,675	1,748,790

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	$1,480	$1,531,855
Series B, 5.00%, 10/01/55 (PR 10/01/25)	3,605	3,731,310
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/24	900	904,171
Series A, 5.00%, 01/01/26	620	641,517
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,810	1,863,999
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	535	535,621
State of North Carolina GO
5.00%, 06/01/24	7,805	7,901,899
5.00%, 06/01/28	10,305	11,275,737
Series A, 5.00%, 06/01/25	1,215	1,251,706
Series A, 5.00%, 06/01/26	23,500	24,688,597
Series A, 5.00%, 06/01/27	2,235	2,396,723
Series B, 5.00%, 06/01/24	19,450	19,691,472
Series B, 5.00%, 06/01/25	1,320	1,359,878
Series B, 5.00%, 06/01/27	9,760	10,466,225
State of North Carolina RB
4.00%, 05/01/24	1,925	1,933,475
5.00%, 03/01/24	1,365	1,374,752
5.00%, 05/01/24	9,670	9,774,690
5.00%, 03/01/25	4,880	4,994,920
5.00%, 05/01/25 (Call 05/01/24)	5,000	5,055,338
5.00%, 03/01/26	1,770	1,845,386
5.00%, 05/01/26	230	240,742
5.00%, 05/01/27	210	223,981
Series A, 5.00%, 05/01/24	3,395	3,431,755
Series A, 5.00%, 05/01/26	410	429,148
Series B, 5.00%, 05/01/24	495	500,391
Series B, 5.00%, 06/01/24	6,020	6,093,415
Series B, 5.00%, 05/01/25	10,505	10,794,597
Series B, 5.00%, 06/01/25	3,535	3,637,558
Series B, 5.00%, 05/01/27	540	575,952
Series C, 5.00%, 05/01/24	730	737,903
Series C, 5.00%, 05/01/26 (Call 05/01/24)	535	540,545
Series C, 5.00%, 05/01/27 (Call 05/01/24)	120	121,143
Town of Cary NC, 5.00%, 09/01/26	4,590	4,846,201
University of North Carolina at Charlotte (The) RB, 5.00%, 04/01/28 (PR 04/01/25)	1,375	1,412,007

		254,406,159

Ohio — 2.4%
American Municipal Power Inc. RB
5.00%, 02/15/24	2,310	2,322,904
5.00%, 02/15/25	1,605	1,634,785
Cincinnati City School District COP, 5.00%, 12/15/29 (PR 12/15/24)	1,550	1,581,016
City of Columbus OH GO
4.00%, 04/01/27	155	160,110
5.00%, 04/01/25	4,760	4,891,800
5.00%, 04/01/26	820	858,351
5.00%, 04/01/27	810	864,501
5.00%, 07/01/27 (Call 07/01/26)	815	855,371
5.00%, 08/15/28	7,000	7,671,009
Series 1, 5.00%, 07/01/25	655	676,018
Series 1, 5.00%, 07/01/26	845	889,041
Series 2017-1, 5.00%, 04/01/24	9,225	9,314,983
Series 3, 5.00%, 02/15/27	5,195	5,530,372
Series A, 4.00%, 04/01/25	245	248,057
Series A, 5.00%, 07/01/24	130	131,818

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 04/01/25	$3,000	$3,083,067
Series A, 5.00%, 04/01/26	3,060	3,203,113
Series A, 5.00%, 04/01/27	3,000	3,201,857
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,462,025
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/25	1,295	1,343,706
Fairfield City School District GO, 5.00%, 11/01/44
(PR 11/01/23) (SD CRED PROG)	4,000	4,010,387
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49 (PR 11/15/24)	4,525	4,559,593
5.00%, 11/15/31 (PR 11/15/24)	1,200	1,223,100
5.00%, 11/15/32 (PR 11/15/24)	2,640	2,690,819
5.00%, 11/15/39 (PR 11/15/24)	2,240	2,283,119
5.00%, 11/15/49 (PR 11/15/24)	1,655	1,686,858
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,760,957
5.00%, 12/01/26	905	956,837
Ohio Water Development Authority RB
5.00%, 06/01/24	150	151,884
5.00%, 06/01/25	1,500	1,544,032
5.00%, 06/01/26	1,970	2,068,051
5.00%, 06/01/27 (Call 12/01/26)	150	158,698
Series A, 5.00%, 06/01/25	1,650	1,698,435
Series B, 5.00%, 12/01/24	1,020	1,040,299
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	3,580	3,594,186
5.00%, 06/01/27	165	176,577
Series 2015A, 5.00%, 06/01/24	430	435,086
Series 2015-A, 5.00%, 12/01/23	410	411,526
Series 2015-A, 5.00%, 12/01/24	1,680	1,713,433
Series 2015-A, 5.00%, 12/01/25	2,600	2,703,503
Princeton City School District GO
4.00%, 12/01/31 (PR 12/01/24)	3,255	3,282,995
4.00%, 12/01/32 (PR 12/01/24)	3,000	3,025,802
4.00%, 12/01/33 (PR 12/01/24)	4,125	4,160,478
4.00%, 12/01/34 (PR 12/01/24)	2,100	2,118,061
State of Ohio GO
4.00%, 06/15/25	3,375	3,417,422
4.00%, 06/15/26	2,800	2,865,507
5.00%, 05/01/24	60	60,657
5.00%, 06/15/24	1,615	1,635,487
5.00%, 08/01/25	1,205	1,243,503
5.00%, 08/01/25 (ETM)	20	20,658
5.00%, 03/01/26	40	41,752
5.00%, 05/01/26 (PR 05/01/25)	8,755	9,003,489
5.00%, 11/01/26 (PR 05/01/25)	5,000	5,141,912
5.00%, 03/01/27	1,865	1,983,985
5.00%, 03/15/27 (Call 03/15/24)	3,335	3,363,316
5.00%, 05/01/27 (PR 05/01/25)	9,805	10,083,290
5.00%, 06/15/27	335	358,420
5.00%, 03/01/28	2,000	2,167,912
5.00%, 05/01/28 (05/01/24)	5,255	5,311,892
Series A, 5.00%, 09/01/23	4,980	4,980,000
Series A, 5.00%, 09/15/23	1,590	1,590,699
Series A, 5.00%, 12/15/23	5,625	5,650,207
Series A, 5.00%, 09/01/24	105	106,702
Series A, 5.00%, 09/15/24	320	325,394
Series A, 5.00%, 12/15/24	6,670	6,810,433

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 05/01/25	$1,385	$1,423,181
Series A, 5.00%, 09/15/25	580	600,183
Series A, 5.00%, 05/01/26	6,215	6,508,493
Series A, 5.00%, 06/15/26	250	262,450
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,925	8,262,248
Series B, 5.00%, 09/15/23	620	620,273
Series B, 5.00%, 08/01/24	2,110	2,141,221
Series B, 5.00%, 09/15/24	925	940,591
Series B, 5.00%, 09/15/25	3,170	3,280,313
Series B, 5.00%, 09/15/26	670	706,954
Series C, 5.00%, 08/01/25	3,110	3,209,374
Series C, 5.00%, 03/15/26	3,200	3,342,748
Series C, 5.00%, 08/01/26	200	210,507
Series C, 5.00%, 08/01/27	35	37,544
Series T, 5.00%, 11/01/23	5,975	5,990,233
Series U, 5.00%, 05/01/25	2,625	2,699,076
Series U, 5.00%, 05/01/26	9,145	9,576,858
Series U, 5.00%, 05/01/27	255	272,159
Serise A, 5.00%, 06/15/24	75	75,951
State of Ohio RB
5.00%, 12/15/23	375	376,680
5.00%, 12/15/25	145	150,564
5.00%, 12/15/26	75	79,404
Series 1, 5.00%, 12/15/23	920	924,123
Series A, 5.00%, 04/01/26	225	234,956
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (PR 12/01/27)	4,000	4,326,692

		221,794,033

Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/27 (Call 12/01/26)	295	310,662
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,465	2,536,589
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,208,233
Oklahoma Turnpike Authority RB
5.00%, 01/01/28	5,060	5,458,733
Series D, 5.00%, 01/01/24	730	733,737
Oklahoma Water Resources Board RB
5.00%, 04/01/24	125	126,219
5.00%, 04/01/24 (OK CERF)	250	252,439
5.00%, 04/01/25	115	118,131
5.00%, 04/01/26 (OK CERF)	575	601,312

		16,346,055

Oregon — 2.1%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,796,927
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,501,547
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	628,334
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,236,623
Multnomah County School District No. 1
Portland/OR GO
5.00%, 06/15/24 (GTD)	13,600	13,774,617
5.00%, 06/15/25 (GTD)	11,300	11,639,514
5.00%, 06/15/28 (GTD)	15,090	16,489,259
Multnomah County School District No. 7 Reynolds, 0.00%, 06/15/36 (PR 06/15/25) (GTD)(b)	8,500	4,925,151

Security	Par (000)	Value

Oregon (continued)
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	$1,700	$1,716,486
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,615,784
Series C, 5.00%, 04/01/24	4,720	4,764,700
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,585	5,729,621
Portland Community College District GO
5.00%, 06/15/25	1,615	1,663,523
5.00%, 06/15/27 (Call 06/15/26)	175	183,459
State of Oregon Department of Transportation RB
Series A, 4.25%, 11/15/34 (PR 11/15/23)	16,890	16,920,730
Series A, 5.00%, 11/15/23	3,575	3,586,635
Series A, 5.00%, 11/15/24	1,055	1,076,341
Series A, 5.00%, 11/15/25	635	659,711
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	851,475
Series A, 5.00%, 11/15/26	1,080	1,143,264
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,705	1,738,826
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,330	2,376,226
Series A, 5.00%, 11/15/31 (PR 11/15/24)	2,500	2,549,598
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	461,497
State of Oregon GO
5.00%, 05/01/24	2,090	2,113,306
5.00%, 06/01/24	325	329,083
5.00%, 05/01/25	2,345	2,412,322
5.00%, 08/01/25	25	25,832
5.00%, 05/01/26	3,575	3,748,480
5.00%, 05/01/27	6,125	6,550,274
5.00%, 05/01/27 (Call 05/01/25)	7,140	7,331,393
5.00%, 06/01/27	3,080	3,299,480
5.00%, 05/01/28	5,065	5,519,066
5.00%, 06/01/28	3,630	3,961,852
5.00%, 08/01/40 (PR 08/01/25)	7,005	7,235,392
Series A, 5.00%, 05/01/24	3,845	3,887,878
Series H, 5.00%, 05/01/24	85	85,948
Series I, 5.00%, 08/01/24	25	25,386
Series N, 5.00%, 05/01/26	2,785	2,920,145
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	3,897,919
5.00%, 06/15/28 (PR 06/15/24) (GTD)	5,000	5,062,232
5.00%, 06/15/31 (PR 06/15/24) (GTD)	11,315	11,455,832
5.00%, 06/15/33 (PR 06/15/24) (GTD)	8,045	8,145,132
5.00%, 06/15/34 (PR 06/15/24) (GTD)	8,120	8,221,066

		190,257,866

Pennsylvania — 2.5%
City of Philadelphia PA GO
5.00%, 07/15/26 (PR 01/15/24)	3,000	3,017,258
5.00%, 02/01/28	2,000	2,143,077
Series A, 5.00%, 05/01/24	1,840	1,856,931
Series A, 5.00%, 08/01/24	3,870	3,919,301
Series A, 5.00%, 08/01/25	2,165	2,223,272
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 07/01/28	2,640	2,711,478
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/45 (PR 07/01/24)	4,000	4,052,682
Commonwealth of Pennsylvania GO
5.00%, 05/15/24	14,930	15,104,244
5.00%, 02/01/26	1,025	1,068,377
5.00%, 03/01/27	26,075	27,747,451
5.00%, 05/01/27	100	106,765
5.00%, 10/01/27	14,800	15,933,602

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 03/01/28	$20,220	$21,917,590
First Series, 5.00%, 01/01/24	5,110	5,136,819
First Series, 5.00%, 03/01/24	12,295	12,394,165
First Series, 5.00%, 03/15/24	455	458,959
First Series, 5.00%, 06/15/24	1,650	1,671,058
First Series, 5.00%, 07/01/24	1,175	1,190,858
First Series, 5.00%, 08/15/24	2,140	2,173,269
First Series, 5.00%, 09/15/24	1,555	1,581,368
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,146,206
First Series, 5.00%, 08/15/25	7,385	7,627,552
First Series, 5.00%, 09/15/25	2,540	2,628,390
First Series, 5.00%, 01/01/26	2,590	2,695,181
First Series, 5.00%, 09/15/26	445	469,676
First Series, 5.00%, 01/01/27	1,555	1,649,232
Second Series, 5.00%, 09/15/23	3,540	3,541,566
Second Series, 5.00%, 10/15/23	730	731,300
Second Series, 5.00%, 01/15/24	1,245	1,252,346
Second Series, 5.00%, 09/15/24	1,150	1,169,500
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	680	681,230
Second Series, 5.00%, 01/15/25	3,545	3,625,200
Second Series, 5.00%, 09/15/25	1,105	1,143,453
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	485	485,858
County of Montgomery PA GOL
5.00%, 07/01/25	3,190	3,286,641
5.00%, 07/01/26	2,260	2,377,791
Delaware River Port Authority RB
5.00%, 01/01/33 (PR 01/01/24)	13,665	13,734,953
5.00%, 01/01/34 (PR 01/01/24)	4,005	4,025,502
Series B, 5.00%, 01/01/24	1,015	1,020,294
Series B, 5.00%, 01/01/25	700	715,363
Series B, 5.00%, 01/01/26	1,085	1,125,853
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	936,086
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	790,052
Pennsylvania Turnpike Commission RB
5.00%, 12/01/24	500	509,401
5.00%, 12/01/25	245	253,892
5.00%, 12/01/26	750	788,938
5.00%, 06/01/27 (Call 06/01/26)	19,700	20,500,441
Series A, 5.00%, 12/01/23	15	15,053
Series A-1, 5.00%, 12/01/23	295	296,041
Series A2, 5.00%, 12/01/25	1,300	1,347,184
Series A-2, 5.00%, 12/01/26	935	986,487
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,250	10,286,171
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,410,109
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	13,690	13,927,571

		233,589,037

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/24	4,420	4,468,921

South Carolina — 0.7%
Beaufort County School District/SC GO, 5.00%, 03/01/24 (SCSDE)	10,160	10,240,959
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,084,332

Security	Par (000)	Value

South Carolina (continued)
5.00%, 12/01/26 (Call 12/01/23)	$4,625	$4,643,551
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,610,428
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/31 (PR 01/01/25)	1,120	1,145,165
5.00%, 01/01/32 (PR 01/01/25)	2,000	2,044,937
5.00%, 01/01/33 (PR 01/01/25)	4,160	4,253,470
5.00%, 01/01/34 (PR 01/01/25)	2,510	2,566,396
City of Columbia SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/27	70	74,342
County of Charleston SC GO, 5.00%, 11/01/26	3,000	3,177,926
County of Richland SC GO, Series A, 5.00%, 03/01/27	290	309,096
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	650,420
Series B, 5.00%, 12/01/24	1,000	1,015,149
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	685	685,644
Series A, 5.00%, 10/01/24	2,425	2,464,316
Series A, 5.00%, 10/01/25	1,645	1,701,967
Series B, 5.00%, 10/01/26	8,620	9,087,615
Series-B, 5.00%, 10/01/25	6,025	6,233,649
State of South Carolina GO
5.00%, 04/01/24 (SAW)	25	25,238
Series A, 5.00%, 04/01/24	10,715	10,817,083

		64,831,683

Tennessee — 1.2%
City of Knoxville TN Wastewater System Revenue RB, 4.00%, 04/01/25	6,150	6,214,469
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,020,023
City of Memphis TN GO, 5.00%, 05/01/24	4,950	5,004,556
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,485,840
Series A, 5.00%, 04/01/24	1,940	1,958,593
Series A, 5.00%, 01/01/26	6,960	7,248,997
County of Montgomery TN GO
5.00%, 04/01/25	160	164,257
5.00%, 04/01/27	215	229,166
5.00%, 06/01/27	2,275	2,432,955
County of Shelby TN GO
5.00%, 04/01/25	565	580,382
Series A, 5.00%, 04/01/25	5,505	5,654,868
County of Williamson TN GO, 5.00%, 05/01/27	2,765	2,956,993
County of Wilson TN GO, 5.00%, 04/01/24	1,505	1,519,253
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/24	245	247,859
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/26	7,725	7,856,732
5.00%, 01/01/24	4,710	4,735,024
5.00%, 01/01/26	320	332,922
5.00%, 07/01/26	445	467,578
5.00%, 01/01/27	2,210	2,342,489
5.00%, 07/01/27	2,075	2,221,261
Series C, 5.00%, 01/01/26	5,000	5,201,912
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	405	410,598
Series B, 5.00%, 07/01/25	705	726,106

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series B, 5.00%, 07/01/26	$1,540	$1,616,006
State of Tennessee GO
5.00%, 02/01/25	1,000	1,023,121
5.00%, 08/01/25	1,575	1,625,031
5.00%, 09/01/25	25	25,875
5.00%, 08/01/26	720	759,054
5.00%, 08/01/29 (PR 08/01/25)	3,000	3,095,860
5.00%, 08/01/31 (PR 08/01/25)	3,000	3,095,860
Series A, 5.00%, 08/01/24	475	482,284
Series A, 5.00%, 08/01/25	120	123,812
Series A, 5.00%, 08/01/26	30	31,627
Series A, 5.00%, 09/01/26	2,420	2,555,787
Series A, 5.00%, 11/01/26	2,445	2,590,767
Series A, 5.00%, 08/01/27 (Call 08/01/26)	2,935	3,098,534
Series A, 5.00%, 11/01/27	3,080	3,331,174
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,301,256
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,065	1,099,030
Series B, 5.00%, 08/01/24	20	20,307
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,167,156
Tennessee State School Bond Authority
5.00%, 11/01/23 (ST INTERCEPT)	3,035	3,042,642
5.00%, 11/01/24 (ST INTERCEPT)	3,440	3,506,078
5.00%, 11/01/25 (ST INTERCEPT)	3,845	3,988,321
5.00%, 11/01/27	100	107,830
Tennessee State School Bond Authority RB
5.00%, 11/01/27 (ST INTERCEPT)	6,255	6,744,748
5.00%, 11/01/29 (PR 11/01/25) (ST INTERCEPT)	5,470	5,676,208

		115,121,201

Texas — 9.6%
Alamo Community College District GOL, 5.00%, 02/15/27	2,945	3,124,216
Allen Independent School District GO, 5.00%, 02/15/25 (PSF)	1,170	1,198,016
Arlington Independent School District/TX, 5.00%, 02/15/27 (PSF)	620	657,313
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	425	431,365
5.00%, 08/01/25 (PSF)	20	20,647
5.00%, 08/01/26 (PSF)	870	913,972
5.00%, 08/01/27	1,350	1,446,570
5.00%, 08/01/27 (PSF)	30	32,135
5.00%, 08/01/28 (PSF)	6,900	7,532,477
Board of Regents of the University of Texas System RB
5.00%, 08/15/27	100	107,123
5.00%, 08/15/27 (Call 08/15/26)	105	110,883
Series A, 5.00%, 08/15/28	4,800	5,239,314
Series B, 5.00%, 08/15/25	475	490,420
Series B, 5.00%, 08/15/26	6,860	7,212,387
Series C, 5.00%, 08/15/24	400	406,069
Series C, 5.00%, 08/15/25	3,130	3,231,606
Series C, 5.00%, 08/15/26	4,990	5,246,328
Series D, 5.00%, 08/15/24	4,635	4,705,326
Series E, 5.00%, 08/15/24	165	167,504
Series E, 5.00%, 08/15/26	835	877,893
Series E, 5.00%, 08/15/27	130	139,260
Series I, 5.00%, 08/15/24	2,515	2,553,160
Series J, 5.00%, 08/15/24	3,205	3,253,629
Series J, 5.00%, 08/15/25	385	397,498
Series J, 5.00%, 08/15/26	4,370	4,594,479

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority RB
5.00%, 01/01/24	$3,200	$3,215,037
Series A, 5.00%, 01/01/40 (PR 07/01/25)	5,325	5,468,241
Series A, 5.00%, 01/01/45 (PR 07/01/25)	13,000	13,349,696
Central Texas Turnpike System, 0.00%, 08/15/24(b)	2,505	2,424,824
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26	3,285	3,467,171
City of Austin TX GOL
5.00%, 09/01/24	8,750	8,893,504
5.00%, 09/01/25	495	511,077
5.00%, 09/01/25 (ETM)	5	5,148
5.00%, 09/01/26 (Call 09/01/25)	2,300	2,369,769
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	2,020	2,132,020
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	14,945	15,414,050
Series A, 5.00%, 10/01/23	655	655,713
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/24	7,000	7,053,017
Series A, 5.00%, 02/15/26	315	327,611
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,255	1,264,116
City of Houston Combined Utility System Revenue,
0.00%, 12/01/27 (AGM)(b)	2,000	1,716,014
City of Houston TX Airport System Revenue RB,
Series D, 5.00%, 07/01/25	875	898,069
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/24	3,765	3,805,309
Series C, 5.00%, 11/15/24	1,095	1,115,858
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,372,241
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	13,639,891
City of Houston TX GOL
5.00%, 03/01/27 (PR 03/01/24)	6,000	6,044,320
5.00%, 03/01/28 (Call 03/01/26)	19,700	20,416,245
Series A, 5.00%, 03/01/24	1,055	1,062,997
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,238,464
City of San Antonio Texas Electric & Gas Systems Revenue RB, Series REF, 5.25%, 02/01/24	6,000	6,042,478
City of San Antonio TX
5.00%, 08/01/24	85	86,243
5.00%, 08/01/27	125	133,656
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,405	1,435,541
Series A, VRDN, 1.75%, 02/01/33(a)	215	208,795
City of San Antonio TX GOL
5.00%, 02/01/24	465	468,035
5.00%, 08/01/24	2,865	2,906,880
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	830	849,520
Conroe Independent School District GO
5.00%, 02/15/24 (PSF)	3,380	3,405,001
5.00%, 02/15/25 (PSF)	2,165	2,216,533
5.00%, 02/15/26 (PSF)	3,570	3,720,608
5.00%, 02/15/28 (PSF)	9,750	10,551,172
Series A, 5.00%, 02/15/27 (PSF)	5,920	6,292,202

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	$5,995	$6,187,323
County of Collin TX GOL, 5.00%, 02/15/26	2,225	2,317,268
County of Dallas TX GOL, 5.00%, 08/15/25	3,325	3,432,302
County of Harris TX GO
5.00%, 10/01/24	8,135	8,275,498
Series A, 5.00%, 10/01/25	2,310	2,387,182
County of Harris TX RB, 5.00%, 08/15/26
(Call 08/15/25)	670	685,667
County of Williamson TX GO
4.00%, 02/15/31 (PR 02/15/24)	4,615	4,626,714
4.00%, 02/15/32 (PR 02/15/24)	4,805	4,817,196
5.00%, 02/15/26	1,505	1,566,331
County of Williamson TX GOL
4.00%, 02/15/26	10,000	10,197,992
4.00%, 02/15/27	5,000	5,153,755
4.00%, 02/15/28	10,000	10,417,117
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	675	679,963
5.00%, 02/15/25 (PSF)	2,480	2,537,621
5.00%, 02/15/26 (PSF)	5,090	5,307,170
5.00%, 02/15/27	300	318,761
5.00%, 02/15/27 (PSF)	410	435,639
5.00%, 02/15/27 (Call 02/15/24) (PSF)	7,430	7,479,045
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,175	1,221,800
Series A, 5.00%, 02/15/24 (PSF)	2,555	2,573,786
Series A, 5.00%, 02/15/26 (PSF)	3,905	4,071,611
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	982,145
Dallas Area Rapid Transit RB
5.00%, 12/01/23	2,035	2,042,279
5.00%, 12/01/25	1,135	1,177,440
Series A, 5.00%, 12/01/24	245	249,666
Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,190	1,234,235
Dallas College GOL
5.00%, 02/15/27	3,000	3,180,548
5.00%, 02/15/28	2,500	2,695,712
Dallas Fort Worth International Airport RB
5.00%, 11/01/23	600	601,274
5.00%, 11/01/25	2,500	2,581,051
5.00%, 11/01/26	1,590	1,670,587
5.00%, 11/01/28	2,750	2,986,706
Series A, 5.00%, 11/01/24	3,895	3,958,722
Series A, 5.00%, 11/01/26	630	661,931
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	250,638
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,256,706
4.00%, 02/15/27 (PSF)	7,180	7,372,377
4.00%, 08/15/33 (PR 08/15/24) (PSF)	4,635	4,660,378
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	765,460
5.00%, 02/15/28 (PSF)	2,000	2,159,157
5.00%, 08/15/32 (PR 08/15/24) (PSF)	4,500	4,566,098
5.00%, 08/15/34 (PR 08/15/24) (PSF)	2,000	2,029,377
Denton Independent School District GO, 5.00%, 08/15/28 (PSF)	750	817,203
Fort Bend Independent School District GO
5.00%, 08/15/25 (PSF)	550	567,644
Series C, 5.00%, 08/15/25 (PSF)	375	387,030
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	1,025	1,049,398

Security	Par (000)	Value

Texas (continued)
Grand Parkway Transportation Corp. RB
5.00%, 10/01/52 (01/01/28)	$2,800	$2,984,767
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,026,687
Series B, VRDN, 5.00%, 10/01/52(a)	2,080	2,081,956
Harris County Flood Control District RB, Series A,
5.00%, 10/01/23	5,000	5,005,881
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/25	3,760	3,875,605
Houston Independent School District GOL, 5.00%, 02/15/25 (PSF)	1,675	1,715,108
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	1,000	1,023,518
Katy Independent School District GO
5.00%, 02/15/28 (Call 02/15/27) (PSF)	5,080	5,395,493
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,122,381
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,088,248
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	1,040	1,064,117
Leander Independent School District GO
0.00%, 08/15/43 (PR 08/15/24)(b)	18,135	6,406,189
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(b)	5,000	1,865,638
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(b)	7,000	2,317,884
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(b)	27,275	7,537,111
Series C, 5.00%, 08/15/24 (PSF)	250	253,863
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	1,265	1,305,823
5.00%, 08/15/26 (PSF)	2,585	2,719,275
5.00%, 08/15/26 (Call 08/15/25)	115	118,102
5.00%, 08/15/27	265	283,774
Series B, 5.00%, 08/15/25	7,680	7,911,743
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	4,095	4,155,960
5.00%, 08/01/25 (PSF)	2,600	2,675,791
5.25%, 02/01/25 (PSF)	5,000	5,132,630
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/24	17,200	17,312,767
North Texas Tollway Authority RB
5.00%, 01/01/24	705	708,472
5.00%, 01/01/24 (Call 10/02/23)	40	40,042
5.00%, 01/01/25 (Call 10/02/23)	50	50,057
5.00%, 01/01/26 (Call 10/02/23)	50	50,033
6.50%, 01/01/43 (PR 01/01/25)	13,000	13,502,823
Series A, 5.00%, 01/01/24	7,730	7,769,570
Series A, 5.00%, 01/01/25	2,070	2,114,350
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,520	5,545,004
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,940	4,961,459
Series B, 5.00%, 01/01/24	7,380	7,415,155
Series B, 5.00%, 01/01/26	115	119,304
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	264,072
Series B, 5.00%, 01/01/27	2,465	2,605,584
Northside Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	4,590	4,622,327
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/28	1,850	2,017,213
Permanent University Fund - University of Texas System RB
5.00%, 07/01/26 (07/01/25)	5,000	5,158,792
5.00%, 07/01/27	9,750	10,419,073
5.00%, 07/01/27 (Call 07/01/26)	150	156,687
5.25%, 07/01/28	1,600	1,759,440

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 07/01/24	$1,015	$1,029,195
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,718,255
Pflugerville Independent School District, 5.00%, 02/15/27 (Call 02/15/24)	9,295	9,358,000
Plano Independent School District GO, 5.00%, 02/15/24 (PSF)	550	554,166
Plano Independent School District RB, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	3,530	3,675,662
Round Rock Independent School District GO
5.00%, 08/01/24	4,050	4,111,016
5.00%, 08/01/24 (PSF)	365	370,564
5.00%, 08/01/31 (PR 08/01/25) (PSF)	3,255	3,355,963
5.00%, 08/01/32 (PR 08/01/25) (PSF)	3,420	3,526,081
5.00%, 08/01/33 (PR 08/01/25) (PSF)	3,590	3,701,354
5.00%, 08/01/34 (PR 08/01/25) (PSF)	3,770	3,886,937
5.00%, 08/01/35 (PR 08/01/25) (PSF)	3,355	3,459,065
Series A, 5.00%, 08/01/27 (PSF)	135	143,990
Series A, 5.00%, 08/01/28 (PSF)	630	682,957
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF-GTD)	1,465	1,475,966
San Antonio Water System RB
Series 2013F, VRDN, 1.00%, 05/01/43(a)	2,000	1,767,253
Series A, VRDN, 2.63%, 05/01/49(a)	7,000	6,929,675
Spring Branch Independent School District GO, 5.00%, 02/01/25 (PSF)	520	531,663
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	195	195,696
5.00%, 10/01/23	6,145	6,152,364
5.00%, 04/01/24	10,660	10,763,981
5.00%, 08/01/24	2,720	2,761,954
5.00%, 10/01/24	285	290,224
5.00%, 10/01/24 (Call 04/01/24)	9,315	9,398,815
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,570,530
5.00%, 10/01/25	4,050	4,190,254
5.00%, 04/01/26	7,110	7,408,512
5.00%, 04/01/26 (Call 04/01/24)	8,085	8,155,601
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,139,994
5.00%, 10/01/27 (Call 04/01/24)	505	509,869
5.00%, 10/01/34 (PR 04/01/24)	140	141,286
5.00%, 04/01/44 (PR 04/01/24)	405	408,720
VRDN, 4.15%, 12/01/43(a)	5,175	5,175,000
Series A, 5.00%, 10/01/23	1,060	1,061,270
Series A, 5.00%, 10/01/23	5,720	5,726,855
Series A, 5.00%, 10/01/24	1,085	1,103,539
Series A, 5.00%, 04/01/25	1,250	1,284,030
Series A, 5.00%, 10/01/25 (Call 10/01/24)	17,110	17,374,592
Series A, 5.00%, 10/01/26	2,000	2,103,698
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,845	2,936,397
Series A, 5.00%, 10/01/27 (Call 10/01/25)	7,030	7,257,267
Series A, 5.00%, 10/01/30 (PR 10/01/24)	19,675	19,993,989
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,415	1,437,941
State of Texas GOL, Series A, 5.00%, 08/01/25	1,430	1,475,158
Tarrant County College District GOL
5.00%, 08/15/24	800	811,541
5.00%, 08/15/25	3,500	3,611,614
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/27 (Call 03/01/25)	1,390	1,421,614
5.00%, 03/01/30 (PR 03/01/24)	8,025	8,086,223

Security	Par (000)	Value

Texas (continued)
Texas A&M University RB
5.00%, 05/15/25	$1,660	$1,707,711
5.00%, 05/15/26	3,115	3,261,353
5.00%, 05/15/27	7,350	7,845,391
Series C, 5.00%, 05/15/24	330	333,806
Series C, 5.00%, 05/15/26	170	177,987
Series E, 5.00%, 05/15/24	4,785	4,840,185
Series E, 5.00%, 05/15/25	4,760	4,896,016
Texas Public Finance Authority RB, 5.00%, 02/01/27	2,870	3,028,978
Texas State University System RB
Series A, 5.00%, 03/15/25	4,925	5,047,811
Series A, 5.00%, 03/15/26	540	562,353
Texas Transportation Commission GO, VRDN, 0.65%, 10/01/41 (Put 10/01/25)(a)	5,000	4,533,506
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/33 (PR 04/01/24)	20,000	20,178,052
5.25%, 04/01/25	175	180,239
First Series, 5.00%, 10/01/23	27,385	27,417,815
First Series, 5.00%, 10/01/24	5,920	6,027,888
First Series, 5.00%, 10/01/25	29,150	30,147,635
First Series, 5.00%, 10/01/26	8,895	9,372,194
Series A, 5.00%, 04/01/24	10,670	10,769,836
Series A, 5.00%, 10/01/24	5,500	5,596,737
Series A, 5.00%, 04/01/25 (Call 04/01/24)	7,050	7,118,054
Series A, 5.00%, 10/01/25	1,395	1,442,743
Texas Water Development Board RB
5.00%, 10/15/23	2,765	2,769,518
5.00%, 10/15/24	2,600	2,643,995
5.00%, 08/01/25	1,300	1,341,783
5.00%, 04/15/26	675	706,090
5.00%, 08/01/26	545	573,475
5.00%, 10/15/26	800	844,264
5.00%, 08/01/27	170	181,385
5.00%, 10/15/27	1,835	1,963,801
Series A, 5.00%, 04/15/24	1,925	1,942,813
Series B, 5.00%, 04/15/25	1,035	1,062,253
Series B, 5.00%, 04/15/26	330	345,200
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	630	662,362

		883,269,446

Utah — 1.1%
Alpine School District/UT GO, 5.00%, 03/15/27 (GTD)	6,000	6,398,059
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	9,525	9,784,309
Intermountain Power Agency RB, Series A, 5.00%, 07/01/27	3,475	3,712,171
State of Utah GO
3.00%, 07/01/25	70	69,561
5.00%, 07/01/24	14,775	14,984,044
5.00%, 07/01/25	5,940	6,130,603
5.00%, 07/01/26	4,120	4,334,735
5.00%, 07/01/27 (Call 01/01/27)	25	26,626
Series B, 5.00%, 07/01/24	9,085	9,213,539
Series B, 5.00%, 07/01/25	7,150	7,379,429
Series B, 5.00%, 07/01/26	2,975	3,130,057
Series B, 5.00%, 07/01/27	7,915	8,499,545
University of Utah (The) RB
5.00%, 08/01/27	1,605	1,717,978
Series A, 5.00%, 08/01/25	1,075	1,109,551

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series B-1, 5.00%, 08/01/26 (SAP)	$1,500	$1,574,962
Utah Transit Authority RB
5.00%, 06/15/34 (PR 06/15/25)	5,000	5,152,594
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,025	5,178,357
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,005	4,127,228
Series A, 5.00%, 06/15/37 (PR 06/15/25)	7,040	7,254,852
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,385	2,457,787

		102,235,987

Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,380,110

Virginia — 3.6%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,310,498
City of Alexandria VA GO
5.00%, 12/15/25	5,195	5,403,643
Series A, 5.00%, 12/15/25 (SAW)	2,775	2,886,450
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	7,534,551
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,565	1,569,731
City of Norfolk VA, 5.00%, 09/01/31 (PR 03/01/27)	1,600	1,704,808
City of Richmond VA GO, 5.00%, 03/01/24 (SAW)	100	100,836
City of Suffolk VA GO
3.75%, 02/01/33 (PR 02/01/24) (SAW)	6,735	6,747,013
3.75%, 02/01/34 (PR 02/01/24) (SAW)	6,985	6,997,459
3.75%, 02/01/35 (PR 02/01/24) (SAW)	4,905	4,913,749
Commonwealth of Virginia GO
5.00%, 06/01/24	1,010	1,022,687
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,177,408
County of Arlington VA GO
5.00%, 08/15/26	1,620	1,708,821
5.00%, 08/15/27 (Call 08/15/26)	75	79,137
5.00%, 06/15/28	555	607,242
Series B, 5.00%, 08/15/25	1,015	1,050,083
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,830,686
County of Fairfax VA GO
4.00%, 10/01/25	5,825	5,916,788
4.00%, 10/01/26 (SAW)	1,415	1,453,555
4.00%, 10/01/27	150	155,954
4.00%, 10/01/27 (SAW)	3,750	3,898,847
4.00%, 10/01/33 (PR 10/01/24) (SAW)	5,030	5,069,639
5.00%, 10/01/25 (Call 10/01/24) (SAW)	3,525	3,591,452
Series A, 4.00%, 10/01/24	8,400	8,462,663
Series A, 4.00%, 10/01/24 (SAW)	4,620	4,654,465
Series A, 4.00%, 10/01/25	2,235	2,270,218
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	235	240,137
Series A, 5.00%, 10/01/23 (SAW)	4,775	4,780,581
Series B, 5.00%, 04/01/24 (SAW)	5,310	5,360,589
Series B, 5.00%, 10/01/24 (SAW)	4,555	4,636,564
County of Henrico VA GO, Series A, 5.00%, 08/01/25 (SAW)	1,470	1,518,899
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,027,093
Series A, 5.00%, 12/01/24 (SAW)	255	260,355
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,364,222
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,084,006
Series B, 5.00%, 12/01/25 (SAW)	30	31,214

Security	Par (000)	Value

Virginia (continued)
County of Prince William VA
3.50%, 08/01/31 (PR 08/01/24)	$3,090	$3,095,835
3.50%, 08/01/32 (PR 08/01/24)	3,090	3,095,835
3.50%, 08/01/33 (PR 08/01/24)	590	591,114
3.75%, 08/01/34 (PR 08/01/24)	3,090	3,102,668
3.75%, 08/01/35 (PR 08/01/24)	3,090	3,102,668
Fairfax County Water Authority RB, 5.25%, 04/01/24	5,615	5,677,658
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/52 (PR 01/01/28)	6,000	6,500,643
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	1,000	1,012,931
Virginia College Building Authority RB
5.00%, 09/01/23 (ST INTERCEPT)	1,490	1,490,000
5.00%, 09/01/23 (ETM) (ST INTERCEPT)	10	10,000
5.00%, 02/01/24	6,425	6,469,282
5.00%, 02/01/25	14,185	14,528,706
5.00%, 02/01/26	8,165	8,514,388
5.00%, 02/01/27	27,955	29,716,875
5.00%, 02/01/27 (Call 02/01/26)	515	536,156
Series A, 5.00%, 02/01/25	855	875,717
Series A, 5.00%, 02/01/26	11,000	11,470,700
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,016,400
Series B, 5.00%, 09/01/24	125	127,111
Series E, 5.00%, 02/01/24	2,285	2,300,749
Series E, 5.00%, 02/01/25	2,225	2,278,912
Series E, 5.00%, 02/01/26	465	484,898
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,725	1,725,807
5.00%, 03/15/24	1,610	1,624,513
5.00%, 09/15/24	5,640	5,738,651
5.00%, 03/15/25	2,545	2,612,291
5.00%, 05/15/25	10	10,289
5.00%, 09/15/25	650	673,137
5.00%, 03/15/26	410	428,493
5.00%, 05/15/26 (Call 05/15/24)	350	354,399
5.00%, 09/15/26	250	263,937
5.00%, 09/15/27	180	193,768
5.00%, 03/15/28 (Call 09/15/26)	500	525,180
Series A, 5.00%, 05/15/24	7,525	7,612,304
Series A, 5.00%, 05/15/25	750	771,681
Series A, 5.00%, 05/15/26	655	686,812
Series A, 5.00%, 05/15/27	5,505	5,897,930
Virginia Public Building Authority RB
5.00%, 08/01/27	50	53,653
Series A, 5.00%, 08/01/26	5,500	5,787,365
Series A-1, 5.00%, 08/01/26	9,005	9,475,494
Series B, 5.00%, 08/01/25	440	454,059
Series B, 5.00%, 08/01/26	3,835	4,035,371
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,050	3,147,070
Series C, 5.00%, 08/01/24	300	304,547
Virginia Public School Authority RB
3.50%, 08/01/32 (PR 08/01/24) (SAW)	4,925	4,934,301
3.50%, 08/01/33 (PR 08/01/24) (SAW)	4,920	4,929,291
3.75%, 08/01/34 (PR 08/01/24) (SAW)	4,920	4,940,170
3.75%, 08/01/35 (PR 08/01/24) (SAW)	4,920	4,940,170
5.00%, 08/01/24 (SAW)	2,410	2,447,389
5.00%, 02/01/25	1,735	1,776,558
5.00%, 03/01/25 (SAW)	125	128,218
5.00%, 08/01/25	2,245	2,318,837
5.00%, 08/01/26	1,305	1,374,670

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 08/01/26 (SAW)	$2,120	$2,233,180
5.00%, 04/15/27	2,745	2,930,078
Series 2022, 5.00%, 01/15/27	5,550	5,903,687
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	3,280	3,283,689

		331,938,278

Washington — 4.6%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/26	1,260	1,332,781
Series S-1, 5.00%, 11/01/23	3,000	3,006,654
Series S-1, 5.00%, 11/01/24	1,355	1,380,254
Series S-1, 5.00%, 11/01/25	2,000	2,074,126
Series S-1, 5.00%, 11/01/26	3,885	4,109,407
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,670	2,767,828
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	6,065	6,287,220
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,990	2,062,913
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	7,000	7,256,478
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	4,165	4,317,604
Series S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,120	2,197,676
Series S-1, VRDN, 5.00%, 11/01/50 (PR 11/01/25)	15,050	15,601,427
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 04/01/26	130	132,567
5.00%, 09/01/23	7,025	7,025,000
5.00%, 09/01/24	7,425	7,550,403
5.00%, 09/01/25	8,095	8,368,964
5.00%, 04/01/27 (Call 04/01/26)	1,555	1,621,944
City of Seattle WA GOL
4.00%, 09/01/26	2,000	2,052,016
5.00%, 12/01/24	100	102,112
5.00%, 06/01/25	145	149,356
5.00%, 12/01/26	2,495	2,643,441
Series A, 5.00%, 12/01/23	535	537,133
Series A, 5.00%, 04/01/24	3,500	3,533,941
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	345	350,827
5.00%, 07/01/26	5,000	5,250,916
5.00%, 07/01/27	2,800	2,999,455
5.00%, 03/01/28	13,645	14,802,523
Series A, 5.00%, 01/01/24	660	663,656
Series A, 5.00%, 07/01/26	985	1,034,431
Series C, 5.00%, 09/01/26	3,225	3,398,400
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/24	5,910	6,009,816
County of King WA GOL
5.00%, 07/01/35 (PR 01/01/25)	860	878,762
5.00%, 07/01/36 (PR 01/01/25)	5,775	5,900,988
Series A, 4.00%, 01/01/27	1,675	1,723,459
Series A, VRDN, 4.00%, 01/01/46 (Put 08/31/23)(a)	20,300	20,300,000
County of King WA Sewer Revenue RB
5.00%, 07/01/24	120	121,668
5.00%, 01/01/28	9,310	10,078,960
5.00%, 07/01/40 (PR 01/01/25)	5,010	5,122,568
5.00%, 07/01/47 (PR 01/01/25)	8,945	9,145,982
Series A, VRDN, 0.63%, 01/01/32 (Put 09/21/23)(a)	3,065	3,028,247
County of Snohomish WA GOL
5.00%, 12/01/25	2,000	2,077,418
5.00%, 12/01/26	1,500	1,587,817
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,646,578

Security	Par (000)	Value

Washington (continued)
Energy Northwest RB
4.00%, 07/01/24	$55	$55,309
5.00%, 07/01/24	15	15,205
5.00%, 07/01/25	9,350	9,636,608
5.00%, 07/01/26 (Call 07/01/25)	20	20,576
5.00%, 07/01/27 (Call 07/01/25)	300	308,480
5.00%, 07/01/28	15,000	16,348,738
Series A, 5.00%, 07/01/24	1,025	1,039,001
Series A, 5.00%, 07/01/25	1,805	1,860,329
Series A, 5.00%, 07/01/26	2,415	2,537,528
Series C, 5.00%, 07/01/25	3,485	3,591,827
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	800	810,311
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	1,775	1,782,119
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/23 (GTD)	5,000	5,008,064
Port of Seattle WA RB
5.00%, 08/01/25	1,865	1,919,366
5.00%, 08/01/26	1,170	1,229,135
5.00%, 08/01/27	2,500	2,665,539
State of Washington, 5.00%, 06/01/24	1,640	1,660,481
State of Washington GO
0.00%, 12/01/23 (AMBAC)(b)	10,830	10,736,250
0.00%, 12/01/23 (NPFGC)(b)	8,130	8,059,623
4.00%, 07/01/26	2,500	2,559,809
4.00%, 08/01/26	120	122,995
5.00%, 07/01/24	22,050	22,356,581
5.00%, 08/01/24	10,000	10,153,347
5.00%, 02/01/25	410	419,878
5.00%, 02/01/25 (Call 02/01/24)	150	151,059
5.00%, 07/01/25	7,480	7,715,992
5.00%, 02/01/26	3,080	3,213,251
5.00%, 07/01/26 (Call 01/01/26)	2,215	2,300,241
5.00%, 08/01/26 (Call 08/01/25)	30	30,903
5.00%, 02/01/27	165	175,399
5.00%, 07/01/27	95	101,838
5.00%, 07/01/27 (Call 01/01/25)	410	418,659
5.00%, 08/01/27	30	32,215
5.00%, 06/01/28	13,735	14,990,642
5.00%, 08/01/28	14,540	15,921,451
Series B, 5.00%, 07/01/24	3,500	3,548,663
Series C, 5.00%, 02/01/26	5,175	5,398,888
Series C, 5.00%, 02/01/27	19,030	20,229,373
Series D, 5.00%, 02/01/27	45	47,836
Series E, 5.00%, 06/01/25	1,000	1,030,039
Series E, 5.00%, 06/01/26	5,910	6,207,330
Series R, 4.00%, 07/01/27	5,000	5,171,475
Series R-2008, 5.00%, 02/01/27	5,015	5,331,072
Series R-2015, 5.00%, 07/01/24	1,870	1,894,629
Series R-2015E, 5.00%, 07/01/24	620	628,620
Series R-2017C, 5.00%, 08/01/24	3,035	3,081,541
Series R-2018C, 5.00%, 08/01/24	2,570	2,609,410
Series R-2018C, 5.00%, 08/01/25	700	722,760
Series R-2018D, 5.00%, 08/01/24	985	1,000,105
Series R-2018D, 5.00%, 08/01/25	975	1,007,250
Series R-2020C, 5.00%, 07/01/25	4,345	4,482,083
Series R-2020D, 5.00%, 07/01/25	4,535	4,678,078
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,046,123
Series-R-2020D, 5.00%, 07/01/26	5,335	5,613,061

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
State of Washington RB
5.00%, 09/01/23	$5,175	$5,175,000
5.00%, 09/01/24	3,765	3,821,235
Series C, 5.00%, 09/01/23	835	835,000
Series C, 5.00%, 09/01/24 (Call 09/21/23)	705	705,460
University of Washington RB
Series B, 5.00%, 06/01/27 (Call 06/01/25)	5,175	5,320,050
Series C, 5.00%, 04/01/24	1,050	1,059,944

		423,827,490

West Virginia — 0.1%
State of West Virginia GO
Series A, 3.00%, 11/01/25	425	418,870
Series A, 5.00%, 06/01/25	530	545,467
Series A, 5.00%, 06/01/28	4,710	5,129,698
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	710	710,000
Series A, 5.00%, 09/01/26	1,045	1,095,398

		7,899,433

Wisconsin — 2.0%
Germantown School District GO
4.00%, 04/01/34 (PR 04/01/27)	4,585	4,700,166
4.00%, 04/01/36 (PR 04/01/27)	6,795	6,965,678
4.00%, 04/01/37 (PR 04/01/27)	7,070	7,247,585
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,824,369
5.00%, 06/01/31 (PR 06/01/24)	3,000	3,032,192
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/24	1,615	1,635,050
Series A, 5.00%, 06/01/26	1,405	1,474,552
State of Wisconsin GO
5.00%, 05/01/25	100	102,855
5.00%, 05/01/26 (Call 05/01/25)	160	164,680
5.00%, 05/01/27	3,000	3,210,460
5.00%, 11/01/27 (Call 05/01/27)	1,010	1,079,583
5.00%, 05/01/28	12,880	14,028,808
5.00%, 05/01/32 (PR 05/01/25)	17,780	18,284,641
5.00%, 05/01/35 (PR 05/01/24)	2,535	2,561,620
Series 1, 5.00%, 11/01/23	4,035	4,044,905
Series 1, 5.00%, 11/01/24	1,495	1,523,888
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,295	3,389,231
Series 1, 5.00%, 05/01/26	9,185	9,630,711
Series 2, 5.00%, 11/01/23	135	135,331
Series 2, 5.00%, 11/01/24	11,965	12,196,197
Series 2, 5.00%, 11/01/25	4,605	4,780,550

Security	Par (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 11/01/26	$3,945	$4,178,973
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	485	518,414
Series 2021-2, 5.00%, 05/01/25	1,330	1,367,966
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	6,230	6,352,900
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	370	377,586
Series A, 5.00%, 05/01/24	9,305	9,406,344
Series B, 5.00%, 05/01/24	985	995,728
Series B, 5.00%, 05/01/25	7,465	7,678,093
Series B, 5.00%, 05/01/26	5,725	6,002,811
Series C, 5.00%, 05/01/24	110	111,198
State of Wisconsin RB
5.00%, 05/01/28 (PR 05/01/27)	15,180	16,201,477
Series A, 5.00%, 05/01/24	715	722,973
Series A, 5.00%, 05/01/25	165	169,683
Wisconsin Department of Transportation RB
4.00%, 07/01/25 (Call 07/01/24)	11,200	11,257,116
5.00%, 07/01/27 (Call 07/01/24)	5,930	6,007,136
5.00%, 07/01/34 (PR 07/01/24)	165	166,905
Series 1, 5.00%, 07/01/25	290	298,889
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,114,040
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,088,929
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,815,483
Series 2, 5.00%, 07/01/24	520	527,188
Series A, 5.00%, 07/01/24	5,230	5,302,291

		186,675,175

Total Long-Term Investments — 99.6% (Cost: $9,387,666,107)		9,182,639,947

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 4.03%(c)(d)	3,415	3,415,208

Total Short-Term Securities — 0.0% (Cost: $3,415,208)		3,415,208

Total Investments — 99.6% (Cost: $9,391,081,315)		9,186,055,155

Other Assets Less Liabilities — 0.4%		37,590,441

Net Assets — 100.0%		$9,223,645,596

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$28,996,334	$—	$(25,606,481	)(a)	$28,254	$(2,899)	$3,415,208	3,415	$424,463	$—

(a)	Represents net amount purchased (sold).

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Short-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$9,182,639,947	$—	$9,182,639,947
Short-Term Securities
Money Market Funds	3,415,208	—	—	3,415,208

	$3,415,208	$9,182,639,947	$—	$9,186,055,155

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	107

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$2,251,823,223	$32,863,653,711	$563,311,990	$9,182,639,947
Investments, at value — affiliated(b)	79,008	1,244,945	133,247	3,415,208
Cash	249	701	2	147
Receivables:
Investments sold	—	—	—	58,784,867
Capital shares sold	—	94,896,266	—	—
Dividends — affiliated	5,242	25,200	10,589	61,029
Interest — unaffiliated	24,943,605	377,373,628	6,676,942	115,817,282

Total assets	2,276,851,327	33,337,194,451	570,132,770	9,360,718,480

LIABILITIES
Payables:
Investments purchased	22,428,503	240,289,420	964,332	37,966,872
Capital shares redeemed	—	—	—	98,548,659
Investment advisory fees	476,383	1,919,928	119,826	557,353

Total liabilities	22,904,886	242,209,348	1,084,158	137,072,884

Commitments and contingent liabilities

NET ASSETS	$2,253,946,441	$33,094,985,103	$569,048,612	$9,223,645,596

NET ASSETS CONSIST OF
Paid-in capital	$2,357,077,909	$34,555,912,841	$600,772,064	$9,443,359,470
Accumulated loss	(103,131,468)	(1,460,927,738)	(31,723,452)	(219,713,874)

NET ASSETS	$2,253,946,441	$33,094,985,103	$569,048,612	$9,223,645,596

NET ASSET VALUE
Shares outstanding	40,150,000	314,500,000	10,850,000	88,850,000

Net asset value	$56.14	$105.23	$52.45	$103.81

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$2,343,079,624	$34,066,418,218	$591,681,683	$9,387,666,107
(b) Investments, at cost — affiliated	$79,008	$1,244,945	$133,247	$3,415,208

See notes to financial statements.

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$60,631	$727,504	$78,803	$424,463
Interest — unaffiliated	27,518,048	439,941,711	7,195,146	85,452,094

Total investment income	27,578,679	440,669,215	7,273,949	85,876,557

EXPENSES
Investment advisory	2,703,722	11,368,138	706,955	3,495,267

Total expenses	2,703,722	11,368,138	706,955	3,495,267

Net investment income	24,874,957	429,301,077	6,566,994	82,381,290

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,217,015)	(66,883,310)	(1,328,745)	(15,614,264)
Investments — affiliated	1,395	38,371	—	28,254
In-kind redemptions — unaffiliated(a)	—	—	(1,421,676)	—

	(2,215,620)	(66,844,939)	(2,750,421)	(15,586,010)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,796,186)	(11,918,324)	2,570,638	42,193,164
Investments — affiliated	(342)	(8,181)	—	(2,899)

	(3,796,528)	(11,926,505)	2,570,638	42,190,265

Net realized and unrealized gain (loss)	(6,012,148)	(78,771,444)	(179,783)	26,604,255

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,862,809	$350,529,633	$6,387,211	$108,985,545

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,874,957	$36,575,929	$429,301,077	$649,332,815
Net realized loss	(2,215,620)	(23,272,601)	(66,844,939)	(234,052,508)
Net change in unrealized appreciation (depreciation)	(3,796,528)	(102,957,155)	(11,926,505)	(1,295,110,901)

Net increase (decrease) in net assets resulting from operations	18,862,809	(89,653,827)	350,529,633	(879,830,594)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(24,213,831)	(35,524,047)	(427,647,123)	(615,942,991)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	330,975,278	214,198,363	1,760,408,217	8,719,268,320

NET ASSETS
Total increase in net assets	325,624,256	89,020,489	1,683,290,727	7,223,494,735
Beginning of period	1,928,322,185	1,839,301,696	31,411,694,376	24,188,199,641

End of period	$2,253,946,441	$1,928,322,185	$33,094,985,103	$31,411,694,376

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,566,994	$11,102,843	$82,381,290	$100,089,501
Net realized loss	(2,750,421)	(1,646,631)	(15,586,010)	(10,827,252)
Net change in unrealized appreciation (depreciation)	2,570,638	(35,182,588)	42,190,265	(155,601,743)

Net increase (decrease) in net assets resulting from operations	6,387,211	(25,726,376)	108,985,545	(66,339,494)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,539,438)	(10,870,385)	(84,445,817)	(88,927,775)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	24,078,091	37,618,031	(1,261,643,255)	3,097,447,632

NET ASSETS
Total increase (decrease) in net assets	23,925,864	1,021,270	(1,237,103,527)	2,942,180,363
Beginning of period	545,122,748	544,101,478	10,460,749,123	7,518,568,760

End of period	$569,048,612	$545,122,748	$9,223,645,596	$10,460,749,123

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$56.14		$60.11	$61.79	$62.85	$58.68	$58.11

Net investment income(a)	0.66		1.12	0.98	1.10	1.25	1.28
Net realized and unrealized gain (loss)(b)		(0.02)	(3.99)	(1.68)	(1.05)	4.16	0.56

Net increase (decrease) from investment operations	0.64		(2.87)	(0.70)	0.05	5.41	1.84

Distributions from net investment income(c)		(0.64)	(1.10)	(0.98)	(1.11)	(1.24)	(1.27)

Net asset value, end of period	$56.14		$56.14	$60.11	$61.79	$62.85	$58.68

Total Return(d)
Based on net asset value	1.14	%(e)	(4.78)%	(1.13)%	0.06%	9.30%	3.22%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.30	%(g)	1.98%	1.59%	1.77%	2.05%	2.20%

Supplemental Data
Net assets, end of period (000)	$2,253,946		$1,928,322	$1,839,302	$1,708,487	$1,580,727	$1,094,358

Portfolio turnover rate(h)		9%	17%	8%	8%	9%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$105.44		$112.61	$115.31	$117.12	$109.84	$108.64

Net investment income(a)	1.41		2.41	2.07	2.42	2.75	2.77
Net realized and unrealized gain (loss)(b)		(0.21)	(7.29)	(2.69)	(1.79)	7.27	1.14

Net increase (decrease) from investment operations	1.20		(4.88)	(0.62)	0.63	10.02	3.91

Distributions from net investment income(c)		(1.41)	(2.29)	(2.08)	(2.44)	(2.74)	(2.71)

Net asset value, end of period	$105.23		$105.44	$112.61	$115.31	$117.12	$109.84

Total Return(d)
Based on net asset value	1.13	%(e)	(4.32)%	(0.54)%	0.55%	9.21%	3.67%

Ratios to Average Net Assets(f)
Total expenses	0.07	%(g)	0.07%	0.07%	0.07%	0.07%	0.12%

Total expenses after fees waived	0.07	%(g)	0.07%	0.07%	0.07%	0.07%	0.11%

Net investment income	2.64	%(g)	2.27%	1.78%	2.10%	2.42%	2.55%

Supplemental Data
Net assets, end of period (000)	$33,094,985		$31,411,694	$24,188,200	$20,814,111	$16,548,522	$11,412,142

Portfolio turnover rate(h)		12%	20%	9%	10%	8%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$52.42		$56.09	$57.48	$58.43	$55.12	$54.66

Net investment income(a)	0.62		1.11	1.06	1.15	1.24	1.36
Net realized and unrealized gain (loss)(b)	0.03		(3.70)	(1.39)	(0.96)	3.31	0.46

Net increase (decrease) from investment operations	0.65		(2.59)	(0.33)	0.19	4.55	1.82

Distributions from net investment income(c)		(0.62)	(1.08)	(1.06)	(1.14)	(1.24)	(1.36)

Net asset value, end of period	$52.45		$52.42	$56.09	$57.48	$58.43	$55.12

Total Return(d)
Based on net asset value	1.23	%(e)	(4.62)%	(0.57)%	0.34%	8.33%	3.39%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.32	%(g)	2.09%	1.83%	2.00%	2.18%	2.49%

Supplemental Data
Net assets, end of period (000)	$569,049		$545,123	$544,101	$497,241	$487,913	$344,518

Portfolio turnover rate(h)		9%	12%	8%	5%	7%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$103.57		$105.52	$107.39	$107.38	$105.70	$104.90

Net investment income(a)	0.86		1.14	0.70	1.25	1.69	1.52
Net realized and unrealized gain (loss)(b)	0.26		(2.09)	(1.84)	0.05	1.67	0.72

Net increase (decrease) from investment operations	1.12		(0.95)	(1.14)	1.30	3.36	2.24

Distributions from net investment income(c)		(0.88)	(1.00)	(0.73)	(1.29)	(1.68)	(1.44)

Net asset value, end of period	$103.81		$103.57	$105.52	$107.39	$107.38	$105.70

Total Return(d)
Based on net asset value	1.08	%(e)	(0.90)%	(1.03)%	1.19%	3.19%	2.15%

Ratios to Average Net Assets(f)
Total expenses	0.07	%(g)	0.07%	0.07%	0.07%	0.07%	0.12%

Total expenses after fees waived	0.07	%(g)	0.07%	0.07%	0.07%	0.07%	0.11%

Net investment income	1.65	%(g)	1.10%	0.65%	1.16%	1.59%	1.45%

Supplemental Data
Net assets, end of period (000)	$9,223,646		$10,460,749	$7,518,569	$4,386,876	$3,103,353	$2,172,034

Portfolio turnover rate(h)		12%	26%	16%	18%	19%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements (unaudited) (continued)

For six months ended August 31, 2023, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
California Muni Bond	$64,073,541	$5,202,435	$—
National Muni Bond	320,652,162	169,112,957	—

Short-Term National Muni Bond	21,236,340	86,050,710	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

California Muni Bond	$535,804,235	$184,562,192
National Muni Bond	5,955,384,074	3,909,502,680
New York Muni Bond	110,228,332	47,456,103
Short-Term National Muni Bond	1,177,753,340	2,104,180,187

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

California Muni Bond	$7,268,500	$—
New York Muni Bond	—	21,262,418

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

California Muni Bond	$(14,154,871)
National Muni Bond	(253,203,122)
New York Muni Bond	(1,758,989)
Short-Term National Muni Bond	(13,079,046)

(a)	Amounts available to offset future realized capital gains.

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$2,343,196,630	$6,664,306	$(97,958,705)	$(91,294,399)
National Muni Bond	34,080,411,946	76,795,123	(1,292,308,413)	(1,215,513,290)
New York Muni Bond	591,814,998	734,591	(29,104,352)	(28,369,761)
Short-Term National Muni Bond	9,391,161,724	3,089,229	(208,195,798)	(205,106,569)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount

California Muni Bond
Shares sold	6,050,000	$345,059,840	11,600,000	$653,045,836
Shares redeemed	(250,000)	(14,084,562)	(7,850,000)	(438,847,473)

	5,800,000	$330,975,278	3,750,000	$214,198,363

National Muni Bond
Shares sold	39,300,000	$4,180,818,144	129,500,000	$13,679,569,448
Shares redeemed	(22,700,000)	(2,420,409,927)	(46,400,000)	(4,960,301,128)

	16,600,000	$1,760,408,217	83,100,000	$8,719,268,320

New York Muni Bond
Shares sold	1,450,000	$77,192,869	1,250,000	$66,503,635
Shares redeemed	(1,000,000)	(53,114,778)	(550,000)	(28,885,604)

	450,000	$24,078,091	700,000	$37,618,031

Short-Term National Muni Bond
Shares sold	50,000	$5,605,273	36,650,000	$3,817,328,649
Shares redeemed	(12,200,000)	(1,267,248,528)	(6,900,000)	(719,881,017)

	(12,150,000)	$(1,261,643,255)	29,750,000	$3,097,447,632

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	121

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	123

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	125

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

CR	Custodian Receipt

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCSDE	South Carolina State Department of Education

ST	Special Tax

TA	Tax Allocation

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ

• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ

• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® BBB Rated Corporate Bond ETF

Investment Objective

The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the iBoxx USD Liquid Investment Grade BBB 0+ Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.55%	1.80%	(4.64)%	1.80%	(10.31)%
Fund Market	2.55	2.13	(4.60)	2.13	(10.22)
Index	2.68	2.13	(4.51)	2.13	(10.01)

The inception date of the Fund was 5/18/21. The first day of secondary market trading was 5/20/21.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.50	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.76		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)

A	1.0%
A-	3.6
BBB+	29.6
BBB	42.9
BBB-	21.7
BB+	0.8
Not Rated	0.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	1.4%
1-5 Years	37.6
5-10 Years	29.8
10-15 Years	3.8
15-20 Years	5.0
More than 20 Years	22.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.13%	1.14%	1.41%	2.44%	1.14%	7.24%	27.22%
Fund Market	2.11	1.34	1.39	2.45	1.34	7.14	27.40
Index	2.09	1.14	1.51	2.57	1.14	7.76	28.91

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA US Corporate Index. Historical index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.30	$ 0.20		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.2%
Aa	7.1
A	42.2
Baa	44.9
Ba	1.4
Not Rated	2.2

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	39.0%
5-10 Years	27.4
10-15 Years	6.6
15-20 Years	7.1
More than 20 Years	19.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.29%	2.46%	1.81%	1.51%	2.46%	9.40%	16.18%
Fund Market	2.25	2.54	1.81	1.49	2.54	9.38	15.94
Index	2.27	2.42	1.87	1.67	2.42	9.69	18.07

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA1-5 Year US Corporate Index. Historical index from August 01, 2020 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,022.90	$ 0.20		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.2%
Aa	7.3
A	45.4
Baa	42.1
Ba	1.1
Not Rated	1.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-2 Years	24.8%
2-3 Years	28.1
3-4 Years	22.4
4-5 Years	20.4
5-6 Years	3.7
6-7 Years	0.1
8-9 Years	0.2
9-10 Years	0.2
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.50%	1.89%	1.86%	2.19%	1.89%	9.64%	24.15%
Fund Market	2.40	2.04	1.85	2.18	2.04	9.61	24.06
Index	2.44	1.81	1.90	2.31	1.81	9.89	25.70

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofAML 5-10 Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Intermediate Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,025.00	$ 0.20		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.7%
Aa	5.0
A	40.7
Baa	49.4
Ba	1.9
Not Rated	2.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

5-10 Years	93.3%
10-15 Years	5.8
15-20 Years	0.1
More than 20 Years	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.53%	(1.17)%	0.68%	3.11%	(1.17)%	3.46%	35.79%
Fund Market	1.66	(0.89)	0.72	3.19	(0.89)	3.63	36.88
Index	1.50	(1.12)	0.83	3.38	(1.12)	4.20	39.42

On March 01, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Index data on and after March 01, 2021 is for the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical index data from August 01, 2018 through February 28, 2021 is for the 3pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical Index data prior to August 01, 2018 is for the Bloomberg Barclays U.S. Long Credit Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,015.30	$ 0.20		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	3.3%
Aa	8.9
A	41.8
Baa	43.0
Ba	1.3
Not Rated	1.7

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

10-15 Years	15.1%
15-20 Years	22.7
More than 20 Years	62.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$18	$14,530
5.40%, 10/01/48 (Call 04/01/48)	10	9,097
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	22	18,004

		41,631

Aerospace & Defense — 3.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	75	69,153
5.04%, 05/01/27 (Call 03/01/27)	95	93,901
5.15%, 05/01/30 (Call 02/01/30)	80	78,596
5.71%, 05/01/40 (Call 11/01/39)	47	45,643
5.81%, 05/01/50 (Call 11/01/49)	55	53,476
5.93%, 05/01/60 (Call 11/01/59)	35	33,699
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)(a)	49	47,120
5.05%, 04/27/45 (Call 10/27/44)	5	4,624
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	65	60,582
4.03%, 10/15/47 (Call 04/15/47)	43	35,356
5.25%, 05/01/50 (Call 11/01/49)	20	19,607
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	35	21,854
4.13%, 11/16/28 (Call 08/16/28)	100	95,475
4.15%, 05/15/45 (Call 11/16/44)	25	20,337
4.50%, 06/01/42	60	52,307
4.63%, 11/16/48 (Call 05/16/48)	30	26,346
5.15%, 02/27/33 (Call 11/27/32)	25	24,718

		782,794

Agriculture — 1.7%
Altria Group Inc.
3.70%, 02/04/51 (Call 08/04/50)	25	16,304
4.40%, 02/14/26 (Call 12/14/25)	41	40,089
4.50%, 05/02/43	25	19,519
4.80%, 02/14/29 (Call 11/14/28)	69	66,831
5.80%, 02/14/39 (Call 08/14/38)	25	24,304
5.95%, 02/14/49 (Call 08/14/48)	50	46,505
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	15	11,877
3.22%, 08/15/24 (Call 06/15/24)	33	32,187
3.56%, 08/15/27 (Call 05/15/27)	14	12,987
4.39%, 08/15/37 (Call 02/15/37)	40	31,651
4.54%, 08/15/47 (Call 02/15/47)	50	36,382
4.74%, 03/16/32 (Call 12/16/31)	15	13,578
5.65%, 03/16/52 (Call 09/16/51)	30	25,072
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	8	6,685
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	51	49,924

		433,895

Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	68	67,505

Apparel — 0.1%
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,441
2.95%, 04/23/30 (Call 01/23/30)(a)	15	12,451

		21,892

Auto Manufacturers — 2.0%
General Motors Co.
6.25%, 10/02/43	25	23,456

Security	Par (000)	Value

Auto Manufacturers (continued)
6.60%, 04/01/36 (Call 10/01/35)(a)	$45	$45,177
6.75%, 04/01/46 (Call 10/01/45)	25	24,599
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	135	121,350
2.35%, 02/26/27 (Call 01/26/27)	85	75,596
2.35%, 01/08/31 (Call 10/08/30)	50	38,871
3.80%, 04/07/25	42	40,581
5.00%, 04/09/27 (Call 03/09/27)	42	40,906
5.85%, 04/06/30 (Call 02/06/30)(a)	25	24,475
6.05%, 10/10/25	60	60,084

		495,095

Auto Parts & Equipment — 0.3%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	30	18,225
3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,465
4.15%, 05/01/52 (Call 11/01/51)	11	8,171
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	26	23,557
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	7	6,077

		64,495

Banks — 5.2%
Citigroup Inc.
3.88%, 03/26/25	36	34,883
4.45%, 09/29/27	70	66,788
4.60%, 03/09/26	34	33,121
4.75%, 05/18/46	35	29,110
6.63%, 06/15/32	35	36,367
6.68%, 09/13/43	19	19,978
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	150	149,044
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	71	70,545
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	15	14,020
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	20	20,163
8.25%, 03/01/38	10	11,288
Goldman Sachs Group Inc.,
4.25%, 10/21/25	37	35,881
5.15%, 05/22/45	45	41,366
6.75%, 10/01/37	90	95,495
HSBC Holdings PLC, 6.50%, 05/02/36	100	101,856
KeyCorp, 4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	43	37,015
Morgan Stanley
3.95%, 04/23/27	68	64,118
5.00%, 11/24/25	65	63,945
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	50	46,739
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	75	71,623
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	39	38,535
Wells Fargo & Co.
4.30%, 07/22/27	80	76,622
4.75%, 12/07/46	50	41,458
4.90%, 11/17/45	60	51,171
5.61%, 01/15/44	33	31,072

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.96%, 11/16/40	$25	$16,192
3.13%, 11/18/41	15	9,812

		1,308,207

Beverages — 0.6%
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	38	36,224
3.75%, 05/01/50 (Call 11/01/49)	22	16,668
4.75%, 05/09/32 (Call 02/09/32)(a)	18	17,247
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	43	35,042
3.35%, 03/15/51 (Call 09/15/50)	30	20,644
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	25	19,763
5.00%, 05/01/42	10	9,041

		154,629

Biotechnology — 3.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	130	118,314
2.30%, 02/25/31 (Call 11/25/30)	150	123,881
2.77%, 09/01/53 (Call 03/01/53)	64	38,230
2.80%, 08/15/41 (Call 02/15/41)	95	65,480
3.63%, 05/22/24 (Call 02/22/24)(a)	19	18,703
4.40%, 05/01/45 (Call 11/01/44)	50	41,842
4.66%, 06/15/51 (Call 12/15/50)	75	64,575
5.75%, 03/02/63 (Call 09/02/62)	35	34,494
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	27	25,368
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	25	20,561
3.15%, 05/01/50 (Call 11/01/49)	11	7,151
3.25%, 02/15/51 (Call 08/15/50)	23	15,254
4.05%, 09/15/25 (Call 06/15/25)	37	35,867
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	70	56,207
3.50%, 02/01/25 (Call 11/01/24)	36	35,042
4.75%, 03/01/46 (Call 09/01/45)	40	36,353
4.80%, 04/01/44 (Call 10/01/43)	40	36,691
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	7	5,576
2.80%, 09/15/50 (Call 03/15/50)	15	9,304
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	37	33,683
1.75%, 09/02/27 (Call 07/02/27)	43	37,089
3.30%, 09/02/40 (Call 03/02/40)	20	13,731
3.55%, 09/02/50 (Call 03/02/50)(a)	10	6,535

		879,931

Building Materials — 0.7%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	56	50,948
3.58%, 04/05/50 (Call 10/05/49)	38	27,202
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	19	14,993
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	15	10,000
3.50%, 12/15/27 (Call 09/15/27)	60	56,078
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	19	17,019
4.50%, 06/15/47 (Call 12/15/46)	7	5,948

		182,188

Security	Par (000)	Value

Chemicals — 2.0%
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	$31	$29,962
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	15	15,010
6.33%, 07/15/29 (Call 05/15/29)	22	21,880
6.70%, 11/15/33 (Call 08/15/33)	25	25,107
CF Industries Inc., 5.38%, 03/15/44	15	13,266
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	63	51,393
3.60%, 11/15/50 (Call 05/15/50)	35	24,967
4.38%, 11/15/42 (Call 05/15/42)	35	28,910
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	20	19,742
5.42%, 11/15/48 (Call 05/15/48)	35	33,800
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	19	18,165
4.65%, 10/15/44 (Call 04/15/44)	15	12,222
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	11	9,569
4.50%, 10/01/49 (Call 04/01/49)	5	3,728
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	10	7,115
5.00%, 09/26/48 (Call 03/26/48)	5	3,970
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)(a)	25	16,310
4.20%, 05/01/50 (Call 11/01/49)	35	25,923
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	30	28,599
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	22	18,972
3.95%, 05/13/50 (Call 11/13/49)	15	11,295
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)(a)	53	49,977
4.50%, 06/01/47 (Call 12/01/46)	25	21,295
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	15	12,594

		503,771

Commercial Services — 0.8%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	22	18,866
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	18	14,136
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	95	84,985
3.20%, 08/15/29 (Call 05/15/29)	20	17,443
4.15%, 08/15/49 (Call 02/15/49)	20	14,602
Moody’s Corp., 3.75%, 02/25/52 (Call 08/25/51)	20	15,264
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	37	35,161
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)(a)	10	7,105

		207,562

Computers — 1.8%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	25	16,278
5.25%, 02/01/28 (Call 01/01/28)(a)	60	59,855
6.02%, 06/15/26 (Call 03/15/26)	47	47,501
8.10%, 07/15/36 (Call 01/15/36)	10	11,490
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	15	14,586
4.90%, 10/15/25 (Call 07/15/25)	58	57,238
6.35%, 10/15/45 (Call 04/15/45)	15	15,367
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	30	28,268
2.65%, 06/17/31 (Call 03/17/31)	20	16,194
4.75%, 01/15/28 (Call 12/15/27)	60	58,449

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.00%, 09/15/41(a)	$15	$14,756
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	18	15,853
2.70%, 10/15/28 (Call 08/15/28)	10	8,358
4.10%, 10/15/41 (Call 04/15/41)	10	6,817
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	26	24,011
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	55	51,526
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	15	11,178

		457,725

Distribution & Wholesale — 0.1%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(c)	15	14,877

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24 (Call 09/29/24)	150	142,612
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	46	44,911
2.10%, 09/01/28 (Call 07/01/28)	65	54,749
2.20%, 01/15/27 (Call 12/15/26)	30	26,816
2.88%, 01/15/26 (Call 12/15/25)(a)	37	34,582
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	25	23,722
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	25	20,195
4.75%, 06/09/27 (Call 05/09/27)(a)	31	29,066
8.00%, 11/01/31	20	20,681
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	75	69,780
3.75%, 03/09/27 (Call 02/09/27)	100	93,064
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	10	7,710
4.10%, 06/15/51 (Call 12/15/50)	10	6,048
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	80	74,265
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	25	19,471
6.25%, 01/15/36	15	15,178
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	25	19,567
3.25%, 04/28/50 (Call 10/28/49)(a)	25	16,591
Nomura Holdings Inc., 1.85%, 07/16/25	200	184,873
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	27	20,050
4.50%, 07/23/25 (Call 04/23/25)	36	34,413
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	37	33,134

		991,478

Electric — 5.1%
AEP Texas Inc.
5.25%, 05/15/52 (Call 11/15/51)	10	9,179
Series I, 2.10%, 07/01/30 (Call 04/01/30)	15	12,166
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	7,936
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)(a)	15	15,436
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	12	11,490
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	15	14,139
5.80%, 03/01/33 (Call 12/01/32)	15	15,265
6.25%, 10/01/39	5	5,065
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	19	13,642
Series C, 3.38%, 04/01/30 (Call 01/01/30)	60	52,946
DTE Energy Co., Series C, 2.53%, 10/01/24(d)	27	26,053

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	$80	$66,494
3.50%, 06/15/51 (Call 12/15/50)	25	17,216
3.75%, 04/15/24 (Call 01/15/24)	39	38,517
3.75%, 09/01/46 (Call 03/01/46)	33	24,104
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	15	15,804
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	19	14,839
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	25	19,959
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	64,462
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	54	52,413
4.05%, 04/15/30 (Call 01/15/30)	26	24,037
4.70%, 04/15/50 (Call 10/15/49)	20	16,997
5.15%, 03/15/28 (Call 02/15/28)	83	82,454
5.60%, 03/15/53 (Call 09/15/52)	15	14,434
Georgia Power Co.
5.13%, 05/15/52 (Call 11/15/51)(a)	25	23,228
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	17,037
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	100	82,212
4.20%, 06/20/24	39	38,493
4.45%, 06/20/25	27	26,441
5.25%, 02/28/53 (Call 08/28/52)	20	18,533
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	50	40,604
3.50%, 08/01/50 (Call 02/01/50)(a)	25	15,730
4.00%, 12/01/46 (Call 06/01/46)	25	16,412
4.55%, 07/01/30 (Call 01/01/30)	45	40,458
4.95%, 07/01/50 (Call 01/01/50)	35	27,043
6.75%, 01/15/53 (Call 07/15/52)	18	17,477
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)	12	9,654
5.85%, 11/15/27 (Call 10/15/27)	31	31,593
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	37	34,239
4.00%, 02/01/48 (Call 08/01/47)	20	15,306
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	73	69,087
4.40%, 07/01/46 (Call 01/01/46)	25	20,579
5.70%, 10/15/32 (Call 04/15/32)	15	15,213
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	35	31,868
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	18	15,540
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	35	29,922

		1,271,716

Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	24	19,654
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	24	19,404
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	19	15,263
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	8	7,646
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)(a)	5	3,959
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	23	21,522
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	11	9,627
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	20	15,394
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	15	15,141
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	10	7,931

		135,541

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 0.8%
Warnermedia Holdings Inc.
3.64%, 03/15/25	$50	$48,391
4.28%, 03/15/32 (Call 12/15/31)	70	61,687
5.14%, 03/15/52 (Call 09/15/51)	110	87,713

		197,791

Environmental Control — 0.6%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	31	24,648
3.38%, 11/15/27 (Call 08/15/27)	56	52,128
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	8	6,385
2.95%, 01/15/52 (Call 07/15/51)	15	9,826
3.20%, 06/01/32 (Call 03/01/32)	19	16,336
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	48	37,389
4.15%, 07/15/49 (Call 01/15/49)	15	12,657

		159,369

Food — 2.8%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	15	9,823
4.15%, 03/15/28 (Call 12/15/27)(a)	18	17,150
4.80%, 03/15/48 (Call 09/15/47)	7	6,058
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	57	48,456
5.40%, 11/01/48 (Call 05/01/48)	15	13,612
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	7	4,701
3.20%, 02/10/27 (Call 11/10/26)	50	46,997
4.00%, 04/17/25 (Call 02/17/25)	37	36,070
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 12/01/52 (Call 06/01/52)	25	23,741
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	19	15,046
4.38%, 03/15/45	15	12,387
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	23	21,379
4.50%, 04/01/46	7	6,000
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	80	66,074
5.00%, 07/15/35 (Call 01/15/35)	15	14,582
6.50%, 02/09/40	18	19,049
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	25	20,540
3.95%, 01/15/50 (Call 07/15/49)	19	14,687
4.45%, 02/01/47 (Call 08/01/46)	23	19,148
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	41	36,902
1.85%, 02/15/31 (Call 11/15/30)	11	8,658
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	26	24,327
2.63%, 09/04/50 (Call 03/04/50)	20	12,508
3.00%, 03/17/32 (Call 12/17/31)	25	21,377
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	15	9,931
3.30%, 07/15/26 (Call 04/15/26)	30	28,470
5.95%, 04/01/30 (Call 01/01/30)	15	15,533
6.60%, 04/01/50 (Call 10/01/49)(a)	25	27,466
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	30	29,462

Security	Par (000)	Value

Food (continued)
4.35%, 03/01/29 (Call 12/01/28)	$35	$33,109
5.10%, 09/28/48 (Call 03/28/48)	30	26,012

		689,255

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)(a)	30	24,396

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	10	8,046
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	40	35,846
4.38%, 05/15/47 (Call 11/15/46)	40	32,688

		76,580

Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	25	24,725
6.40%, 04/15/33 (Call 01/15/33)(c)	10	9,913
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 09/11/23)	30	28,579
4.85%, 11/15/48 (Call 05/15/48)	15	12,748

		75,965

Health Care - Products — 1.6%
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	46	40,887
2.54%, 02/01/32 (Call 11/01/31)(a)	25	20,064
3.13%, 12/01/51 (Call 06/01/51)(a)	15	9,528
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	10	9,398
2.65%, 06/01/30 (Call 03/01/30)	7	6,009
4.70%, 03/01/49 (Call 09/01/48)	15	13,428
GE HealthCare Technologies Inc., 5.65%, 11/15/27 (Call 10/15/27)	100	101,205
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	75	69,434
Koninklijke Philips NV
5.00%, 03/15/42	10	8,880
6.88%, 03/11/38	10	10,865
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)	22	18,632
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	11	8,705
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	15	13,929
3.50%, 03/15/26 (Call 12/15/25)	55	52,637
4.63%, 03/15/46 (Call 09/15/45)	20	17,733
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	8	6,510

		407,844

Health Care - Services — 3.4%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	36	35,067
3.88%, 08/15/47 (Call 02/15/47)	10	7,479
4.13%, 11/15/42 (Call 05/15/42)	15	11,951
6.63%, 06/15/36	14	15,014
Centene Corp.
2.63%, 08/01/31 (Call 05/01/31)	60	47,832
4.63%, 12/15/29 (Call 12/15/24)	80	73,560
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	75	68,151
2.38%, 01/15/25 (Call 12/15/24)	36	34,426
2.55%, 03/15/31 (Call 12/15/30)	42	35,107
3.60%, 03/15/51 (Call 09/15/50)	100	73,524
4.38%, 12/01/47 (Call 06/01/47)	25	21,057

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	$60	$52,445
3.50%, 07/15/51 (Call 01/15/51)	49	32,615
4.13%, 06/15/29 (Call 03/15/29)	45	41,561
5.25%, 06/15/49 (Call 12/15/48)	30	26,172
5.38%, 02/01/25	65	64,563
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	45	41,641
3.85%, 10/01/24 (Call 07/01/24)	37	36,253
3.95%, 08/15/49 (Call 02/15/49)	30	23,243
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	61	54,818
4.70%, 02/01/45 (Call 08/01/44)	15	12,822
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	26	24,899
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	15	12,020
2.65%, 01/15/32 (Call 10/15/31)	5	3,884

		850,104

Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	70	61,504
2.88%, 06/15/28 (Call 04/15/28)	25	21,082
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)	45	39,197
4.70%, 03/24/25(a)	37	35,949
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	18	14,870
Blue Owl Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	43	38,731
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	20	16,358
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	25	21,962

		249,653

Home Builders — 0.1%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	18	17,462

Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	15	12,236

Household Products & Wares — 0.2%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	15	11,615
Church & Dwight Co. Inc., 5.00%, 06/15/52 (Call 12/15/51)	10	9,426
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	23	18,690

		39,731

Insurance — 2.9%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)	50	49,009
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	55	52,060
3.90%, 04/01/26 (Call 01/01/26)	50	48,263
4.38%, 06/30/50 (Call 12/30/49)	25	20,635
4.80%, 07/10/45 (Call 01/10/45)	15	13,194
5.13%, 03/27/33 (Call 12/27/32)	25	24,177
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	37	31,794
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	70	67,690
3.90%, 02/28/52 (Call 08/28/51)	18	13,783
4.75%, 05/15/45 (Call 11/15/44)	16	13,950
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	20	14,430
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	8	6,696
6.15%, 04/03/30 (Call 01/03/30)	10	10,092
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,184

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	$10	$7,993
4.95%, 03/17/52 (Call 09/17/51)	10	8,380
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	45	42,062
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	36	33,860
3.85%, 04/05/29 (Call 02/05/29)	20	18,301
4.40%, 04/05/52 (Call 10/05/51)	15	11,581
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	15	11,674
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	26	24,606
5.00%, 04/20/48 (Call 10/20/47)	15	12,592
5.59%, 01/11/33 (Call 10/11/32)	10	9,830
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	20	12,718
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	25	20,970
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	15	13,044
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	18	15,757
2.90%, 09/15/51 (Call 03/15/51)	5	3,180
3.60%, 08/19/49 (Call 02/19/49)	10	7,286
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	10	6,657
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	22	18,417
7.00%, 06/15/40	7	7,269
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	20	13,538
5.00%, 04/05/46	10	8,660
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	10	6,954
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	7	4,926
4.50%, 09/15/28 (Call 06/15/28)	22	21,018

		718,230

Internet — 0.6%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	39	36,777
3.65%, 05/10/51 (Call 11/10/50)	10	7,106
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	10	8,714
5.00%, 02/15/26 (Call 11/15/25)	20	19,779
Netflix Inc., 5.88%, 11/15/28	60	61,686
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	32	26,221

		160,283

Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	43	40,723
7.00%, 10/15/39	5	5,130

		45,853

Lodging — 0.5%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	83	82,203
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	23	23,053
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	25	21,248

		126,504

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.5%
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	$15	$13,775
3.95%, 05/23/25	31	30,110
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	7,942
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	15	12,370
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	24	20,528
3.11%, 02/15/40 (Call 08/15/39)	15	11,279
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	18	17,400

		113,404

Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	25	25,311

Manufacturing — 0.7%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	34	32,062
General Electric Co., 6.75%, 03/15/32	35	38,975
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	36	33,841
3.25%, 06/14/29 (Call 03/14/29)	35	31,655
4.00%, 06/14/49 (Call 12/14/48)	20	16,222
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	25	20,865

		173,620

Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	50	40,241
3.70%, 04/01/51 (Call 10/01/50)	25	15,517
3.85%, 04/01/61 (Call 10/01/60)(a)	40	23,859
3.90%, 06/01/52 (Call 12/01/51)(a)	40	25,576
3.95%, 06/30/62 (Call 12/30/61)	25	15,045
4.40%, 04/01/33 (Call 01/01/33)(a)	60	52,828
4.91%, 07/23/25 (Call 04/23/25)	125	122,787
5.38%, 05/01/47 (Call 11/01/46)	25	19,898
5.75%, 04/01/48 (Call 10/01/47)	57	48,018
6.48%, 10/23/45 (Call 04/23/45)	50	45,908
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	65	60,454
4.00%, 09/15/55 (Call 03/15/55)	35	22,815
5.20%, 09/20/47 (Call 03/20/47)	35	28,314
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	35	33,772
5.48%, 01/25/39 (Call 07/25/38)	15	13,576
5.58%, 01/25/49 (Call 07/25/48)	22	19,591
Paramount Global
4.38%, 03/15/43	25	17,205
4.75%, 05/15/25 (Call 04/15/25)	67	65,643
4.95%, 01/15/31 (Call 10/15/30)(a)	45	40,180
4.95%, 05/19/50 (Call 11/19/49)(a)	25	18,259
Thomson Reuters Corp., 5.85%, 04/15/40	5	4,861
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	25	20,419
6.55%, 05/01/37	20	18,998
6.75%, 06/15/39	35	33,866
7.30%, 07/01/38	15	15,163

		822,793

Mining — 0.6%
Barrick North America Finance LLC, 5.70%, 05/30/41	25	24,746

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 10/02/23)	$33	$30,661
5.40%, 11/14/34 (Call 05/14/34)	10	9,498
5.45%, 03/15/43 (Call 09/15/42)	20	17,961
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	31	24,922
4.88%, 03/15/42 (Call 09/15/41)	25	22,424
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(a)	15	11,832

		142,044

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	34	29,810

Oil & Gas — 3.0%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	20	18,929
6.25%, 03/15/38	15	15,123
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	20	14,117
5.25%, 06/15/37 (Call 12/15/36)	5	4,585
6.75%, 11/15/39	25	25,923
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	15	11,449
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	19	17,754
5.00%, 06/15/45 (Call 12/15/44)	10	8,520
5.60%, 07/15/41 (Call 01/15/41)	15	13,912
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	55	49,716
4.25%, 03/15/52 (Call 09/15/51)	15	11,240
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	28	27,932
Hess Corp.
5.60%, 02/15/41(a)	25	23,474
7.30%, 08/15/31	27	29,447
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	18	17,165
5.20%, 06/01/45 (Call 12/01/44)	10	8,379
6.60%, 10/01/37	10	10,074
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	75	73,713
6.50%, 03/01/41 (Call 09/01/40)	20	20,409
Occidental Petroleum Corp.
6.60%, 03/15/46 (Call 09/15/45)	25	25,673
7.50%, 05/01/31	50	54,285
8.88%, 07/15/30 (Call 01/15/30)	25	28,661
Ovintiv Inc., 6.50%, 08/15/34	15	15,206
Phillips 66, 4.88%, 11/15/44 (Call 05/15/44)	20	18,031
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	30	26,446
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	112	101,655
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	25	17,677
6.80%, 05/15/38	20	20,864
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	20	16,421
3.65%, 12/01/51 (Call 06/01/51)	15	10,232
6.63%, 06/15/37	15	15,925

		752,937

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.4%
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	$20	$16,836
4.85%, 11/15/35 (Call 05/15/35)	15	14,077
5.00%, 11/15/45 (Call 05/15/45)(a)	30	26,994
7.45%, 09/15/39	10	11,660
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	10	8,961
3.95%, 12/01/42 (Call 06/01/42)	15	11,134

		89,662

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,353
Packaging Corp. of America, 3.05%, 10/01/51 (Call 04/01/51)	10	6,378
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	18	14,760
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	10	8,111
3.75%, 03/15/25 (Call 01/15/25)	31	30,061
4.90%, 03/15/29 (Call 12/15/28)(a)	10	9,628

		89,291

Pharmaceuticals — 6.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	235	219,913
4.05%, 11/21/39 (Call 05/21/39)	55	47,083
4.25%, 11/21/49 (Call 05/21/49)	85	71,451
4.50%, 05/14/35 (Call 11/14/34)	55	51,769
4.70%, 05/14/45 (Call 11/14/44)	50	44,831
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	34	27,345
3.36%, 06/06/24 (Call 04/06/24)	37	36,399
3.79%, 05/20/50 (Call 11/20/49)	10	7,742
4.67%, 06/06/47 (Call 12/06/46)	15	13,280
4.69%, 02/13/28 (Call 01/13/28)	36	35,344
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	10	7,998
Cencora Inc.
2.80%, 05/15/30 (Call 02/15/30)	20	17,266
4.30%, 12/15/47 (Call 06/15/47)	15	12,466
Cigna Group (The)
3.40%, 03/15/51 (Call 09/15/50)	38	26,569
4.13%, 11/15/25 (Call 09/15/25)	98	95,514
4.38%, 10/15/28 (Call 07/15/28)	98	94,328
4.80%, 07/15/46 (Call 01/16/46)	50	44,113
5.40%, 03/15/33 (Call 12/15/32)	50	50,161
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	23,629
3.88%, 07/20/25 (Call 04/20/25)	65	63,080
4.30%, 03/25/28 (Call 12/25/27)	50	48,007
4.78%, 03/25/38 (Call 09/25/37)	70	62,720
5.00%, 02/20/26 (Call 01/20/26)	36	35,711
5.05%, 03/25/48 (Call 09/25/47)	100	87,630
5.13%, 02/21/30 (Call 12/21/29)	50	49,049
5.25%, 02/21/33 (Call 11/21/32)	43	42,063
5.63%, 02/21/53 (Call 08/21/52)	39	36,892
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	75	67,914
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	25	19,375
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	25	23,628
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	30	24,324
4.00%, 06/22/50 (Call 12/22/49)	20	13,250

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	$37	$30,482
4.70%, 02/01/43 (Call 08/01/42)	25	22,566
5.40%, 11/14/25 (Call 10/14/25)	30	30,008

		1,583,900

Pipelines — 7.1%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	15	12,830
5.95%, 06/01/26 (Call 03/01/26)	18	18,045
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	19	14,578
5.13%, 06/30/27 (Call 01/01/27)	30	29,685
5.88%, 03/31/25 (Call 10/02/24)	25	24,931
Cheniere Energy Partners LP, 3.25%, 01/31/32 (Call 01/31/27)(a)	35	28,811
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	25	19,414
4.00%, 11/15/49 (Call 05/15/49)	25	18,920
5.70%, 03/08/33 (Call 12/08/32)	50	50,013
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	53	47,382
4.15%, 09/15/29 (Call 06/15/29)(a)	21	19,337
4.75%, 01/15/26 (Call 10/15/25)	50	48,976
5.00%, 05/15/44 (Call 11/15/43)	37	29,919
5.00%, 05/15/50 (Call 11/15/49)	35	28,763
5.15%, 03/15/45 (Call 09/15/44)	25	20,971
5.50%, 06/01/27 (Call 03/01/27)	11	10,939
6.25%, 04/15/49 (Call 10/15/48)	24	22,914
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	80	69,404
3.95%, 01/31/60 (Call 07/31/59)	19	14,024
4.20%, 01/31/50 (Call 07/31/49)	26	20,743
4.25%, 02/15/48 (Call 08/15/47)	27	21,989
4.45%, 02/15/43 (Call 08/15/42)	41	34,741
4.85%, 03/15/44 (Call 09/15/43)	35	31,209
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	29	25,862
6.95%, 01/15/38(a)	35	37,444
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	36	32,241
3.60%, 02/15/51 (Call 08/15/50)	40	26,866
4.30%, 06/01/25 (Call 03/01/25)	87	85,040
5.20%, 06/01/33 (Call 03/01/33)	25	23,953
5.55%, 06/01/45 (Call 12/01/44)(a)	30	27,218
7.75%, 01/15/32	15	16,733
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	25	17,624
4.25%, 09/15/46 (Call 03/15/46)	15	11,054
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	57	51,979
2.65%, 08/15/30 (Call 05/15/30)	50	41,479
4.50%, 04/15/38 (Call 10/15/37)	35	29,567
5.50%, 02/15/49 (Call 08/15/48)	40	35,605
5.65%, 03/01/53 (Call 09/01/52)	25	22,618
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	24	22,702
5.20%, 07/15/48 (Call 01/15/48)	30	25,650
5.85%, 01/15/26 (Call 12/15/25)	20	20,131
6.10%, 11/15/32 (Call 08/15/32)	35	35,591
6.35%, 01/15/31 (Call 10/15/30)	10	10,265

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	$30	$26,406
5.15%, 06/01/42 (Call 12/01/41)	11	9,134
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	45	42,335
5.63%, 03/01/25 (Call 12/01/24)	52	51,869
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	20,105
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	30	26,477
6.13%, 03/15/33 (Call 12/15/32)	10	10,174
6.25%, 07/01/52 (Call 01/01/52)	15	14,502
6.88%, 01/15/29 (Call 01/15/24)	55	55,764
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	37	29,466
4.25%, 05/15/28 (Call 02/15/28)	15	14,291
5.10%, 03/15/49 (Call 09/15/48)(a)	25	21,921
6.20%, 10/15/37	20	20,218
7.63%, 01/15/39	26	29,509
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	24	25,091
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	25	22,333
5.25%, 02/01/50 (Call 08/01/49)	25	20,300
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	50	41,066
3.50%, 10/15/51 (Call 04/15/51)	20	13,421
5.10%, 09/15/45 (Call 03/15/45)	25	21,955
6.30%, 04/15/40	25	25,571

		1,780,068

Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	15	12,042

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	53	40,214
4.00%, 02/01/50 (Call 08/01/49)	10	7,461
5.15%, 04/15/53 (Call 10/15/52)	15	13,411
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	30	18,746
3.38%, 10/15/26 (Call 07/15/26)	72	67,415
3.80%, 08/15/29 (Call 05/15/29)	100	90,935
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	20	18,040
2.90%, 03/15/30 (Call 12/15/29)	40	32,570
3.25%, 01/30/31 (Call 10/30/30)	25	20,384
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	20	15,734
4.13%, 06/15/26 (Call 03/15/26)	26	24,663
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	29	19,540
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	140	130,152
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	40	37,246
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	31	27,861
2.15%, 07/15/30 (Call 04/15/30)	55	44,404
2.95%, 09/15/51 (Call 03/15/51)	17	10,486
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	15	11,936
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	7,746

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	$10	$9,462
5.75%, 06/01/28 (Call 03/03/28)	21	20,449
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	49	45,481
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)(a)	30	25,633
3.00%, 01/15/30 (Call 10/15/29)	22	19,047
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/15/29)	15	12,779
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	31	26,352
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)(a)	30	24,714
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)(a)	25	18,657
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	25	19,147
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	34	31,892
VICI Properties LP
4.38%, 05/15/25	56	54,438
4.75%, 02/15/28 (Call 01/15/28)	40	38,099
5.63%, 05/15/52 (Call 11/15/51)	7	6,164
Welltower Inc., 2.75%, 01/15/32 (Call 10/15/31)	25	20,205
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	20	16,757
2.80%, 06/01/31 (Call 03/01/31)	20	16,482
4.95%, 09/01/48 (Call 03/01/48)	11	9,549
Weyerhaeuser Co., 7.38%, 03/15/32	15	16,843

		1,071,094

Retail — 3.3%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)	10	8,461
AutoZone Inc., 4.75%, 08/01/32 (Call 05/01/32)	18	17,228
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	19	15,216
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	5	3,247
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	22	19,546
4.13%, 04/03/50 (Call 10/03/49)	15	11,131
5.45%, 07/05/33 (Call 04/05/33)(a)	25	24,296
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	46	44,651
4.20%, 05/15/28 (Call 02/15/28)	15	14,256
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	15	12,227
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	46	36,540
2.50%, 04/15/26 (Call 01/15/26)	65	60,766
3.70%, 04/15/46 (Call 10/15/45)	40	29,841
4.25%, 04/01/52 (Call 10/01/51)	35	27,632
4.80%, 04/01/26 (Call 03/01/26)	50	49,437
5.00%, 04/15/33 (Call 01/15/33)(a)	25	24,428
5.80%, 09/15/62 (Call 03/15/62)	20	19,355
5.85%, 04/01/63 (Call 10/01/62)	25	24,234
McDonald’s Corp.
3.30%, 07/01/25 (Call 06/01/25)	36	34,765
3.60%, 07/01/30 (Call 04/01/30)	55	50,602
3.63%, 09/01/49 (Call 03/01/49)	35	26,295
3.70%, 01/30/26 (Call 10/30/25)	25	24,182
4.88%, 12/09/45 (Call 06/09/45)	27	24,914
6.30%, 03/01/38	15	16,263
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	45	42,298
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	30	25,443

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.00%, 02/14/32 (Call 11/14/31)	$5	$4,291
3.50%, 11/15/50 (Call 05/15/50)	31	22,452
4.45%, 08/15/49 (Call 02/15/49)	21	17,834
4.75%, 02/15/26	68	67,402
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	15	11,721

		810,954

Semiconductors — 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	40	37,993
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	100	80,655
3.14%, 11/15/35 (Call 08/15/35)(c)	45	34,341
3.42%, 04/15/33 (Call 01/15/33)(c)	100	82,627
3.50%, 02/15/41 (Call 08/15/40)(c)	45	32,959
4.00%, 04/15/29 (Call 02/15/29)(c)	45	41,527
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	10	8,350
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/02/23)	31	30,163
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	15	9,678
4.66%, 02/15/30 (Call 11/15/29)	59	55,289
6.75%, 11/01/29 (Call 09/01/29)	26	27,070
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	10	7,111
3.25%, 11/30/51 (Call 05/30/51)	15	9,686
3.88%, 06/18/26 (Call 04/18/26)	21	20,109
4.30%, 06/18/29 (Call 03/18/29)	26	24,335
5.00%, 01/15/33 (Call 10/15/32)	20	19,016
Qorvo Inc., 1.75%, 12/15/24 (Call 09/11/23)(c)	25	23,504

		544,413

Software — 4.5%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	20	12,706
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	26	21,112
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	24	19,593
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	15	9,659
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	62	55,768
3.10%, 03/01/41 (Call 09/01/40)	10	6,950
5.10%, 07/15/32 (Call 04/15/32)(a)	10	9,791
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	49	46,166
3.50%, 07/01/29 (Call 04/01/29)(a)	60	54,732
4.40%, 07/01/49 (Call 01/01/49)	25	20,377
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	41	37,364
2.50%, 04/01/25 (Call 03/01/25)	79	75,241
2.88%, 03/25/31 (Call 12/25/30)	150	126,799
2.95%, 05/15/25 (Call 02/15/25)	50	47,887
3.60%, 04/01/40 (Call 10/01/39)	90	68,034
3.65%, 03/25/41 (Call 09/25/40)	75	56,552
3.85%, 04/01/60 (Call 10/01/59)	100	67,728
3.95%, 03/25/51 (Call 09/25/50)	55	40,094
4.10%, 03/25/61 (Call 09/25/60)	35	24,841
4.30%, 07/08/34 (Call 01/08/34)	20	17,939
4.50%, 05/06/28 (Call 04/06/28)	65	63,056
6.50%, 04/15/38	50	52,701
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	56	51,288

Security	Par (000)	Value

Software (continued)
1.40%, 09/15/27 (Call 07/15/27)	$31	$26,851
1.75%, 02/15/31 (Call 11/15/30)	8	6,271
Take-Two Interactive Software Inc., 3.55%, 04/14/25	18	17,399
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	85	80,135
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	17	16,053

		1,133,087

Telecommunications — 9.7%
AT&T Inc.
1.70%, 03/25/26 (Call 09/11/23)	30	27,328
2.30%, 06/01/27 (Call 04/01/27)	140	125,334
2.75%, 06/01/31 (Call 03/01/31)	120	99,080
3.50%, 06/01/41 (Call 12/01/40)	25	18,334
3.50%, 09/15/53 (Call 03/15/53)	164	107,921
3.65%, 06/01/51 (Call 12/01/50)	25	17,124
3.65%, 09/15/59 (Call 03/15/59)	135	87,273
3.80%, 12/01/57 (Call 06/01/57)(a)	75	50,506
4.50%, 05/15/35 (Call 11/15/34)	65	57,719
4.50%, 03/09/48 (Call 09/09/47)	25	19,920
Bell Telephone Co. of Canada or Bell Canada (The) 4.46%, 04/01/48 (Call 10/01/47)	30	24,637
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	15	10,721
British Telecommunications PLC, 9.13%, 12/15/30(a)	40	48,721
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	25	20,226
5.45%, 11/15/79 (Call 05/19/79)	7	6,236
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	42	49,527
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	10	8,099
4.60%, 02/23/28 (Call 11/23/27)	12	11,629
5.60%, 06/01/32 (Call 03/01/32)	11	10,845
Orange SA
5.38%, 01/13/42	15	14,403
9.00%, 03/01/31	35	42,420
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)	61	56,362
3.63%, 12/15/25 (Call 09/15/25)	30	28,577
3.70%, 11/15/49 (Call 05/15/49)(a)	55	37,161
5.00%, 03/15/44 (Call 09/15/43)	25	21,277
Sprint Capital Corp., 6.88%, 11/15/28	75	79,199
Telefonica Europe BV, 8.25%, 09/15/30	50	56,984
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	20	16,448
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	57	51,924
2.55%, 02/15/31 (Call 11/15/30)	80	65,931
3.00%, 02/15/41 (Call 08/15/40)	50	35,233
3.30%, 02/15/51 (Call 08/15/50)	50	33,487
3.60%, 11/15/60 (Call 05/15/60)	35	23,414
3.75%, 04/15/27 (Call 02/15/27)	80	75,811
3.88%, 04/15/30 (Call 01/15/30)	130	118,537
4.50%, 04/15/50 (Call 10/15/49)	60	49,494
5.65%, 01/15/53 (Call 07/15/52)	10	9,734
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	148	134,506
1.68%, 10/30/30 (Call 07/30/30)	75	58,692
2.55%, 03/21/31 (Call 12/21/30)	126	103,670
2.99%, 10/30/56 (Call 04/30/56)	75	44,751
3.40%, 03/22/41 (Call 09/22/40)	65	48,273
3.55%, 03/22/51 (Call 09/22/50)	110	77,025
3.70%, 03/22/61 (Call 09/22/60)(a)	45	30,593

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.33%, 09/21/28	$101	$96,619
4.86%, 08/21/46	50	43,981
5.05%, 05/09/33 (Call 02/09/33)	50	48,547
Vodafone Group PLC
4.38%, 05/30/28(a)	50	49,106
5.25%, 05/30/48(a)	35	31,669
5.75%, 02/10/63 (Call 08/10/62)	33	30,646
6.15%, 02/27/37	15	15,327

		2,430,981

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	35	32,892

Transportation — 1.6%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	40	33,161
3.10%, 12/02/51 (Call 06/02/51)(a)	30	20,340
3.50%, 05/01/50	15	11,042
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,535
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)(a)	30	18,199
4.25%, 03/15/29 (Call 12/15/28)	85	82,199
4.25%, 11/01/66 (Call 05/01/66)	25	19,862
4.30%, 03/01/48 (Call 09/01/47)	25	21,124
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	60	53,796
3.25%, 05/15/41 (Call 11/15/40)	25	18,181
4.75%, 11/15/45 (Call 05/15/45)	25	21,545
5.25%, 05/15/50 (Call 11/15/49)	25	23,226
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	60	39,990
3.16%, 05/15/55 (Call 11/15/54)	25	16,415

		394,615

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	10	6,213
4.00%, 06/30/30 (Call 03/30/30)	25	22,715

		28,928

Security	Par/ Shares (000)	Value

Water — 0.1%
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	$10	$6,643
5.30%, 05/01/52 (Call 11/01/51)(a)	10	9,050

		15,693

Total Long-Term Investments — 96.0% (Cost: $27,313,680)		23,943,727

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(e)(f)(g)	1,713	1,713,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	910	910,000

Total Short-Term Securities — 10.5% (Cost: $2,622,481)		2,623,085

Total Investments — 106.5% (Cost: $29,936,161)		26,566,812

Liabilities in Excess of Other Assets — (6.5)%		(1,611,554)

Net Assets — 100.0%		$24,955,258

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,369,056	$344,467	(a)	$—	$195	$(633)	$1,713,085	1,713	$3,875	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	220,000	(a)	—	—	—	910,000	910	24,944		—

					$195	$(633)	$2,623,085		$28,819		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$23,943,727	$—	$23,943,727
Short-Term Securities
Money Market Funds	2,623,085	—	—	2,623,085

	$2,623,085	$23,943,727	$—	$26,566,812

See notes to financial statements.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$632	$510,869
3.38%, 03/01/41 (Call 09/01/40)	979	689,846
4.65%, 10/01/28 (Call 07/01/28)	948	906,809
4.75%, 03/30/30 (Call 12/30/29)	670	638,617
5.38%, 06/15/33 (Call 03/15/33)	518	499,879
5.40%, 10/01/48 (Call 04/01/48)	921	839,315
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	918	761,304
2.60%, 08/01/31 (Call 05/01/31)(a)	1,255	1,027,092
3.60%, 04/15/26 (Call 01/15/26)	1,965	1,880,510
3.65%, 11/01/24 (Call 08/01/24)	768	749,810
4.20%, 06/01/30 (Call 03/01/30)	977	902,377
WPP Finance 2010, 3.75%, 09/19/24	773	751,751

		10,158,179

Aerospace & Defense — 1.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	945	889,168
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	955	795,911
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	475	505,285
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	855	836,025
3.85%, 12/15/25 (Call 09/15/25)(b)	1,304	1,257,067
4.75%, 10/07/44(b)	483	422,679
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,305	1,035,870
3.00%, 09/15/50 (Call 03/15/50)(b)	485	317,756
3.40%, 04/15/30 (Call 01/15/30)(b)	1,560	1,393,523
5.80%, 10/11/41(b)	1,200	1,193,755
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	6,270	5,784,109
2.25%, 06/15/26 (Call 03/15/26)(a)	811	743,420
2.50%, 03/01/25 (Call 12/01/24)	397	377,364
2.60%, 10/30/25 (Call 07/30/25)(a)	705	660,787
2.70%, 02/01/27 (Call 12/01/26)	1,170	1,069,890
2.75%, 02/01/26 (Call 01/01/26)(a)	1,000	938,465
2.80%, 03/01/27 (Call 12/01/26)	767	700,570
2.85%, 10/30/24 (Call 07/30/24)(a)	616	593,872
2.95%, 02/01/30 (Call 11/01/29)	1,270	1,099,417
3.10%, 05/01/26 (Call 03/01/26)	1,285	1,210,361
3.20%, 03/01/29 (Call 12/01/28)	1,630	1,464,750
3.25%, 02/01/28 (Call 12/01/27)	528	483,538
3.25%, 03/01/28 (Call 12/01/27)	722	658,574
3.25%, 02/01/35 (Call 11/01/34)	786	631,025
3.30%, 03/01/35 (Call 09/01/34)(a)	198	155,601
3.38%, 06/15/46 (Call 12/15/45)(a)	440	302,676
3.45%, 11/01/28 (Call 08/01/28)(a)	757	694,550
3.50%, 03/01/39 (Call 09/01/38)	582	437,785
3.50%, 03/01/45 (Call 09/01/44)(a)	468	319,830
3.55%, 03/01/38 (Call 09/01/37)	490	375,843
3.60%, 05/01/34 (Call 02/01/34)	1,198	1,013,937
3.63%, 02/01/31 (Call 11/01/30)	1,250	1,115,907
3.63%, 03/01/48 (Call 09/01/47)	553	385,636
3.65%, 03/01/47 (Call 09/01/46)	410	286,966
3.75%, 02/01/50 (Call 08/01/49)	1,683	1,227,122
3.83%, 03/01/59 (Call 09/01/58)(a)	754	520,064
3.85%, 11/01/48 (Call 05/01/48)	371	270,304
3.90%, 05/01/49 (Call 11/01/48)	927	693,137

Security	Par (000)	Value

Aerospace & Defense (continued)
3.95%, 08/01/59 (Call 02/01/59)	$1,057	$757,677
4.88%, 05/01/25 (Call 04/01/25)	3,083	3,040,378
5.04%, 05/01/27 (Call 03/01/27)	2,555	2,526,876
5.15%, 05/01/30 (Call 02/01/30)	4,905	4,825,708
5.71%, 05/01/40 (Call 11/01/39)	3,515	3,417,229
5.81%, 05/01/50 (Call 11/01/49)	6,534	6,356,836
5.88%, 02/15/40	615	609,718
5.93%, 05/01/60 (Call 11/01/59)	3,877	3,742,380
6.13%, 02/15/33	824	853,758
6.63%, 02/15/38	517	541,549
6.88%, 03/15/39	638	702,915
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	709	640,421
2.13%, 08/15/26 (Call 05/15/26)	715	660,648
2.25%, 06/01/31 (Call 03/01/31)(a)	890	744,490
2.38%, 11/15/24 (Call 09/15/24)	664	639,763
2.63%, 11/15/27 (Call 08/15/27)	595	542,974
2.85%, 06/01/41 (Call 12/01/40)	700	510,300
3.25%, 04/01/25 (Call 03/01/25)	926	897,217
3.50%, 05/15/25 (Call 03/15/25)	881	855,153
3.50%, 04/01/27 (Call 02/01/27)	868	826,564
3.60%, 11/15/42 (Call 05/15/42)	114	90,951
3.63%, 04/01/30 (Call 01/01/30)	1,010	939,888
3.75%, 05/15/28 (Call 02/15/28)	1,061	1,012,970
4.25%, 04/01/40 (Call 10/01/39)	1,122	998,550
4.25%, 04/01/50 (Call 10/01/49)	915	805,390
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	460	456,321
5.35%, 08/01/33 (Call 05/01/33)	525	520,309
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	290	270,952
4.95%, 08/15/25 (Call 05/15/25)	355	346,222
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	5	4,312
5.90%, 02/01/27	5	4,965
5.95%, 02/01/37	10	9,845
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	878	691,104
2.90%, 12/15/29 (Call 09/15/29)	1,111	966,607
3.83%, 04/27/25 (Call 01/27/25)	996	969,095
3.85%, 12/15/26 (Call 09/15/26)	822	785,563
4.40%, 06/15/28 (Call 03/15/28)	2,624	2,522,917
4.85%, 04/27/35 (Call 10/27/34)	637	599,845
5.05%, 04/27/45 (Call 10/27/44)	814	752,980
5.40%, 01/15/27	1,175	1,177,854
5.40%, 07/31/33 (Call 04/30/33)	1,225	1,227,058
5.60%, 07/31/53 (Call 01/31/53)	220	221,401
6.15%, 12/15/40	525	542,201
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	740	613,053
2.80%, 06/15/50 (Call 12/15/49)	1,136	764,461
3.55%, 01/15/26 (Call 10/15/25)	1,525	1,475,829
3.60%, 03/01/35 (Call 09/01/34)	659	580,069
3.80%, 03/01/45 (Call 09/01/44)	1,379	1,128,043
3.90%, 06/15/32 (Call 03/15/32)(a)	1,265	1,176,213
4.07%, 12/15/42	1,535	1,332,275
4.09%, 09/15/52 (Call 03/15/52)	1,391	1,168,671
4.15%, 06/15/53 (Call 12/15/52)(a)	1,440	1,213,770
4.30%, 06/15/62 (Call 12/15/61)	1,109	940,148
4.45%, 05/15/28 (Call 04/15/28)	510	502,130

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.50%, 05/15/36 (Call 11/15/35)	$657	$622,738
4.70%, 05/15/46 (Call 11/15/45)	1,207	1,128,806
4.75%, 02/15/34 (Call 11/15/33)	975	961,849
4.95%, 10/15/25 (Call 09/15/25)	509	507,465
5.10%, 11/15/27 (Call 10/15/27)	1,127	1,139,339
5.20%, 02/15/55 (Call 08/15/54)	360	357,930
5.25%, 01/15/33 (Call 10/15/32)	1,010	1,036,520
5.70%, 11/15/54 (Call 05/15/54)	1,340	1,436,803
5.72%, 06/01/40(a)	95	99,702
5.90%, 11/15/63 (Call 05/15/63)	915	1,007,572
Series B, 6.15%, 09/01/36	675	733,528
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,152	1,113,303
3.20%, 02/01/27 (Call 11/01/26)	969	914,855
3.25%, 01/15/28 (Call 10/15/27)	2,204	2,053,139
3.85%, 04/15/45 (Call 10/15/44)	613	486,089
4.03%, 10/15/47 (Call 04/15/47)	2,432	2,001,415
4.40%, 05/01/30 (Call 02/01/30)	1,061	1,021,015
4.70%, 03/15/33 (Call 12/15/32)(a)	1,325	1,284,416
4.75%, 06/01/43	1,339	1,216,229
4.95%, 03/15/53 (Call 09/15/52)(a)	1,055	988,202
5.05%, 11/15/40(a)	954	905,002
5.15%, 05/01/40 (Call 11/01/39)	511	490,143
5.25%, 05/01/50 (Call 11/01/49)	1,030	1,012,199
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	175	199,929
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	1,085	849,615
2.25%, 07/01/30 (Call 04/01/30)	1,056	877,262
2.38%, 03/15/32 (Call 12/15/31)	1,542	1,240,834
2.65%, 11/01/26 (Call 08/01/26)	982	911,609
2.82%, 09/01/51 (Call 03/01/51)	1,435	897,123
3.03%, 03/15/52 (Call 09/15/51)	1,645	1,081,617
3.13%, 05/04/27 (Call 02/04/27)	715	666,107
3.13%, 07/01/50 (Call 01/01/50)	1,130	766,470
3.50%, 03/15/27 (Call 12/15/26)	1,845	1,741,802
3.75%, 11/01/46 (Call 05/01/46)	1,582	1,203,768
3.95%, 08/16/25 (Call 06/16/25)	2,070	2,012,475
4.05%, 05/04/47 (Call 11/04/46)	837	676,274
4.13%, 11/16/28 (Call 08/16/28)	3,544	3,382,197
4.15%, 05/15/45 (Call 11/16/44)	1,117	908,837
4.20%, 12/15/44 (Call 06/15/44)	330	255,093
4.35%, 04/15/47 (Call 10/15/46)	1,468	1,235,083
4.45%, 11/16/38 (Call 05/16/38)	1,074	950,378
4.50%, 06/01/42	3,964	3,457,158
4.63%, 11/16/48 (Call 05/16/48)	1,745	1,534,221
4.70%, 12/15/41	425	378,108
4.80%, 12/15/43 (Call 06/15/43)	634	563,015
4.88%, 10/15/40	416	380,496
5.00%, 02/27/26 (Call 01/27/26)	410	408,228
5.15%, 02/27/33 (Call 11/27/32)	920	909,508
5.38%, 02/27/53 (Call 08/27/52)	1,205	1,174,558
5.40%, 05/01/35	655	653,560
5.70%, 04/15/40	475	475,447
6.05%, 06/01/36	530	552,911
6.13%, 07/15/38	805	842,080
6.70%, 08/01/28	45	48,105
7.20%, 08/15/27(a)	150	158,340
7.50%, 09/15/29	975	1,086,688

		148,364,210

Security	Par (000)	Value

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$1,141	$1,080,197
2.45%, 02/04/32 (Call 11/04/31)(a)	2,205	1,720,996
2.63%, 09/16/26 (Call 06/16/26)(a)	740	686,147
3.40%, 05/06/30 (Call 02/06/30)	1,038	911,871
3.40%, 02/04/41 (Call 08/04/40)	1,816	1,237,361
3.70%, 02/04/51 (Call 08/04/50)	1,696	1,107,109
3.88%, 09/16/46 (Call 03/16/46)	1,844	1,269,769
4.00%, 02/04/61 (Call 08/04/60)(a)	815	551,474
4.25%, 08/09/42(a)	760	575,710
4.40%, 02/14/26 (Call 12/14/25)(a)	1,419	1,387,454
4.45%, 05/06/50 (Call 11/06/49)	831	616,421
4.50%, 05/02/43	1,182	921,158
4.80%, 02/14/29 (Call 11/14/28)	2,519	2,440,730
5.38%, 01/31/44(a)	1,835	1,703,846
5.80%, 02/14/39 (Call 08/14/38)(a)	2,419	2,356,947
5.95%, 02/14/49 (Call 08/14/48)	2,881	2,682,536
6.20%, 02/14/59 (Call 08/14/58)(a)	568	570,731
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,485	1,393,998
2.70%, 09/15/51 (Call 03/15/51)	1,095	705,781
2.90%, 03/01/32 (Call 12/01/31)	915	789,636
3.25%, 03/27/30 (Call 12/27/29)	1,007	916,069
3.75%, 09/15/47 (Call 03/15/47)	455	361,194
4.02%, 04/16/43	783	646,361
4.50%, 08/15/33 (Call 05/15/33)(a)	165	159,738
4.50%, 03/15/49 (Call 09/15/48)(a)	655	587,686
4.54%, 03/26/42	430	384,565
5.38%, 09/15/35	575	585,826
5.77%, 03/01/41(c)	255	256,040
5.94%, 10/01/32(a)	506	540,102
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	1,588	1,365,373
2.73%, 03/25/31 (Call 12/25/30)	1,044	826,604
2.79%, 09/06/24 (Call 08/06/24)	982	952,598
3.22%, 08/15/24 (Call 06/15/24)	1,345	1,311,637
3.22%, 09/06/26 (Call 07/06/26)	1,110	1,036,480
3.46%, 09/06/29 (Call 06/06/29)	927	808,187
3.56%, 08/15/27 (Call 05/15/27)	1,098	1,018,592
3.73%, 09/25/40 (Call 03/25/40)	975	679,555
3.98%, 09/25/50 (Call 03/25/50)	1,276	843,783
4.39%, 08/15/37 (Call 02/15/37)	2,958	2,342,476
4.54%, 08/15/47 (Call 02/15/47)	2,699	1,962,693
4.70%, 04/02/27 (Call 02/02/27)	1,569	1,521,691
4.74%, 03/16/32 (Call 12/16/31)	1,162	1,050,597
4.76%, 09/06/49 (Call 03/06/49)	1,281	949,438
4.91%, 04/02/30 (Call 01/02/30)	1,456	1,371,180
5.28%, 04/02/50 (Call 10/02/49)(a)	823	659,382
5.65%, 03/16/52 (Call 09/16/51)	772	646,010
6.34%, 08/02/30 (Call 06/02/30)	405	407,576
6.42%, 08/02/33 (Call 05/02/33)	440	439,217
7.08%, 08/02/43 (Call 02/02/43)	245	243,619
7.08%, 08/02/53 (Call 02/02/53)	420	413,494
7.75%, 10/19/32 (Call 07/19/32)	465	504,587
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,373	1,243,370
4.45%, 03/16/28 (Call 02/16/28)	1,095	1,038,093
5.93%, 02/02/29	480	478,107
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,037	960,035

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.75%, 05/14/31 (Call 02/14/31)(a)	$1,328	$1,110,740
3.25%, 08/15/26 (Call 05/15/26)	1,084	1,021,059
3.75%, 09/25/27 (Call 06/25/27)(a)	709	666,966
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	877	791,015
1.70%, 02/02/31 (Call 11/02/30)(b)	735	581,741
2.13%, 04/23/30 (Call 01/23/30)(b)	895	750,459
2.13%, 11/10/31 (Call 08/10/31)(b)	1,324	1,067,183
3.13%, 05/25/51 (Call 11/25/50)(b)	1,090	753,168
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	706	650,480
3.50%, 04/22/25 (Call 10/02/23)(a)(b)	946	918,932
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	515	492,186
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	420	329,040
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	655	605,405
4.38%, 04/22/52 (Call 10/22/51)(b)	435	374,641
4.50%, 06/24/26(a)(b)	280	276,357
4.75%, 04/24/33 (Call 01/24/33)(a)(b)	650	634,674
4.76%, 11/23/45(b)	1,002	911,491
4.88%, 10/10/25 (Call 09/10/25)(b)	565	561,191
5.13%, 10/11/32 (Call 07/11/32)(b)	667	667,209
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	1,228	1,153,640
3.88%, 07/26/29 (Call 04/26/29)(b)	1,309	1,168,559
4.25%, 07/21/25 (Call 04/21/25)(b)	2,135	2,064,655
6.13%, 07/27/27 (Call 06/27/27)(b)	1,375	1,390,053
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	495	540,882
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,688	1,511,356
1.50%, 05/01/25 (Call 04/01/25)	1,165	1,093,305
1.75%, 11/01/30 (Call 08/01/30)	918	719,677
2.10%, 05/01/30 (Call 02/01/30)	940	772,591
2.75%, 02/25/26 (Call 11/25/25)	1,108	1,045,414
3.13%, 08/17/27 (Call 05/17/27)	653	608,113
3.13%, 03/02/28 (Call 12/02/27)	686	629,857
3.25%, 11/10/24	837	815,077
3.38%, 08/11/25 (Call 05/11/25)	1,007	970,745
3.38%, 08/15/29 (Call 05/15/29)	1,020	917,572
3.88%, 08/21/42	1,284	1,002,634
4.13%, 03/04/43	928	737,172
4.25%, 11/10/44	1,195	969,532
4.38%, 11/15/41	1,075	889,049
4.50%, 03/20/42	1,012	858,967
4.88%, 02/13/26	1,428	1,414,078
4.88%, 02/15/28 (Call 01/15/28)	1,285	1,268,410
4.88%, 11/15/43	705	619,779
5.00%, 11/17/25	862	856,953
5.13%, 11/15/24	690	686,579
5.13%, 11/17/27 (Call 10/17/27)	1,270	1,267,615
5.13%, 02/15/30 (Call 12/15/29)	1,873	1,851,251
5.38%, 02/15/33 (Call 11/15/32)	2,230	2,202,044
5.63%, 11/17/29 (Call 09/17/29)	1,465	1,481,254
5.75%, 11/17/32 (Call 08/17/32)	1,295	1,313,423
6.38%, 05/16/38	1,745	1,874,562
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,540	1,506,620
5.70%, 08/15/35 (Call 02/15/35)	983	909,198
5.85%, 08/15/45 (Call 02/15/45)(a)	2,771	2,407,079
6.15%, 09/15/43	677	619,704
7.25%, 06/15/37	880	924,977

Security	Par (000)	Value

Agriculture (continued)
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	$1,026	$926,412
3.20%, 04/21/31 (Call 01/21/31)(b)	1,010	843,267
4.90%, 04/21/27 (Call 03/21/27)(b)	550	532,141
5.25%, 04/21/32 (Call 01/21/32)(b)	340	324,558

		111,074,518

Airlines — 0.2%
Delta Air Lines Inc.
4.50%, 10/20/25(b)	2,498	2,441,739
4.75%, 10/20/28(b)	3,890	3,735,399
7.00%, 05/01/25(b)	1,780	1,803,694
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 10/02/23)(b)	3,856	3,842,545
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,026	866,726
3.00%, 11/15/26 (Call 08/15/26)(a)	254	236,720
3.45%, 11/16/27 (Call 08/16/27)(a)	509	469,315
5.13%, 06/15/27 (Call 04/15/27)	2,428	2,399,194
5.25%, 05/04/25 (Call 04/04/25)	2,072	2,058,603

		17,853,935

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	745	731,873
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,388	1,285,584
2.40%, 03/27/25 (Call 02/27/25)	1,357	1,298,286
2.75%, 03/27/27 (Call 01/27/27)(a)	1,430	1,336,231
2.85%, 03/27/30 (Call 12/27/29)	2,240	1,999,654
3.25%, 03/27/40 (Call 09/27/39)	1,434	1,154,880
3.38%, 11/01/46 (Call 05/01/46)	921	712,768
3.38%, 03/27/50 (Call 09/27/49)(a)	1,485	1,146,535
3.63%, 05/01/43 (Call 11/01/42)(a)	460	382,977
3.88%, 11/01/45 (Call 05/01/45)(a)	1,348	1,153,645
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,039	1,005,770
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	1,155	1,016,675
3.75%, 09/15/25 (Call 07/15/25)	984	952,811
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	900	692,336
4.13%, 07/15/27 (Call 04/15/27)	702	655,079
4.25%, 04/01/25 (Call 01/01/25)	220	213,701
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,195	1,126,329
2.80%, 04/23/27 (Call 02/23/27)(a)	1,161	1,054,679
2.95%, 04/23/30 (Call 01/23/30)(a)	1,215	1,008,217
6.00%, 10/15/33(a)	410	391,848
6.45%, 11/01/37(a)	405	397,208

		19,717,086

Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.00%, 09/10/25	1,135	1,040,228
1.20%, 07/08/25	953	883,546
1.30%, 09/09/26	1,255	1,120,276
1.50%, 01/13/25	1,060	1,005,299
1.80%, 01/13/31(a)	570	457,193
2.00%, 03/24/28	1,114	975,062
2.15%, 09/10/24	507	489,484
2.25%, 01/12/29	1,265	1,101,572

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.30%, 09/09/26	$707	$649,712
2.35%, 01/08/27	775	709,220
3.50%, 02/15/28	482	452,241
4.60%, 04/17/30	795	773,614
4.70%, 01/12/28	1,080	1,066,093
4.75%, 01/12/26	345	341,454
5.00%, 05/23/25	750	743,101
5.13%, 07/07/28	575	575,386
5.25%, 07/07/26	555	555,902
Series A, 4.60%, 04/17/25	840	828,934
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	820	721,056
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	1,187	1,062,631
1.95%, 08/12/31 (Call 05/12/31)(b)	1,230	978,965
2.55%, 04/01/31 (Call 01/01/31)(b)	617	516,893
2.80%, 04/11/26 (Call 01/11/26)(b)	1,210	1,142,658
3.25%, 04/01/25(a)(b)	487	472,494
3.30%, 04/06/27 (Call 01/06/27)(b)	720	677,808
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	946	896,303
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	675	629,090
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	525	472,737
3.75%, 04/12/28 (Call 01/12/28)(b)	871	824,302
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	1,278	1,251,147
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	818	778,623
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	1,305	1,239,265
5.05%, 08/11/28 (Call 07/11/28)(b)	500	496,581
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	500	495,474
5.30%, 08/11/25(b)	500	498,269
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,186	1,085,822
1.50%, 09/01/30 (Call 06/01/30)	1,010	810,796
2.60%, 09/01/50 (Call 03/01/50)(a)	1,308	810,105
4.88%, 10/01/43 (Call 04/01/43)	480	438,871
7.13%, 03/01/28(a)	190	204,694
Daimler Finance North America LLC
1.45%, 03/02/26(b)	1,998	1,821,120
2.13%, 03/10/25(a)(b)	550	523,035
2.45%, 03/02/31(b)	900	753,196
2.63%, 03/10/30(a)(b)	1,165	1,003,818
3.10%, 08/15/29(a)(b)	473	425,092
3.30%, 05/19/25(a)(b)	797	769,633
4.30%, 02/22/29(a)(b)	695	668,779
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	325	308,498
2.00%, 12/14/26(b)	1,065	957,388
2.38%, 12/14/28(b)	370	319,725
2.50%, 12/14/31(b)	1,070	860,687
3.50%, 04/07/25(b)	1,225	1,183,652
3.65%, 04/07/27(a)(b)	1,172	1,110,553
5.13%, 01/19/28(a)(b)	850	839,137
5.15%, 01/16/26(b)	635	630,192
5.20%, 01/17/25(b)	315	312,812
5.40%, 09/20/28(b)	1,600	1,596,111
5.50%, 09/20/33(b)	1,000	989,658
5.60%, 08/08/25(b)	1,065	1,063,236
General Motors Co.
4.00%, 04/01/25(a)	413	401,565
4.20%, 10/01/27 (Call 07/01/27)(a)	1,114	1,049,566
5.00%, 10/01/28 (Call 07/01/28)(a)	1,052	1,020,922

Security	Par (000)	Value

Auto Manufacturers (continued)
5.00%, 04/01/35	$1,280	$1,142,877
5.15%, 04/01/38 (Call 10/01/37)	1,313	1,145,803
5.20%, 04/01/45	1,568	1,295,737
5.40%, 10/15/29 (Call 08/15/29)	270	261,029
5.40%, 04/01/48 (Call 10/01/47)(a)	880	731,989
5.60%, 10/15/32 (Call 07/15/32)(a)	1,245	1,198,342
5.95%, 04/01/49 (Call 10/01/48)(a)	1,030	923,639
6.13%, 10/01/25 (Call 09/01/25)	2,317	2,326,058
6.25%, 10/02/43	1,825	1,716,043
6.60%, 04/01/36 (Call 10/01/35)	1,618	1,626,309
6.75%, 04/01/46 (Call 10/01/45)(a)	985	971,902
6.80%, 10/01/27 (Call 08/01/27)	1,458	1,502,899
General Motors Financial Co. Inc.
1.20%, 10/15/24	790	748,979
1.25%, 01/08/26 (Call 12/08/25)	2,075	1,866,647
1.50%, 06/10/26 (Call 05/10/26)	1,900	1,686,523
2.35%, 02/26/27 (Call 01/26/27)	1,190	1,057,921
2.35%, 01/08/31 (Call 10/08/30)	1,279	993,421
2.40%, 04/10/28 (Call 02/10/28)	1,446	1,249,975
2.40%, 10/15/28 (Call 08/15/28)	1,315	1,112,970
2.70%, 08/20/27 (Call 06/20/27)	1,339	1,190,791
2.70%, 06/10/31 (Call 03/10/31)(a)	1,477	1,164,419
2.75%, 06/20/25 (Call 05/20/25)	1,466	1,384,317
2.90%, 02/26/25 (Call 01/26/25)	1,175	1,121,918
3.10%, 01/12/32 (Call 10/12/31)	1,730	1,386,152
3.50%, 11/07/24 (Call 09/07/24)	968	940,179
3.60%, 06/21/30 (Call 03/21/30)	1,517	1,302,163
3.80%, 04/07/25	165	159,384
3.85%, 01/05/28 (Call 10/05/27)(a)	719	662,527
4.00%, 01/15/25 (Call 10/15/24)	1,197	1,163,592
4.00%, 10/06/26 (Call 07/06/26)	1,173	1,108,687
4.30%, 07/13/25 (Call 04/13/25)	1,070	1,038,936
4.30%, 04/06/29 (Call 02/06/29)	405	370,199
4.35%, 04/09/25 (Call 02/09/25)	1,032	1,006,513
4.35%, 01/17/27 (Call 10/17/26)	1,456	1,385,302
5.00%, 04/09/27 (Call 03/09/27)	1,440	1,403,372
5.25%, 03/01/26 (Call 12/01/25)	1,495	1,472,259
5.40%, 04/06/26(a)	1,685	1,664,037
5.65%, 01/17/29 (Call 10/17/28)	848	833,532
5.80%, 06/23/28 (Call 05/23/28)	810	803,020
5.85%, 04/06/30 (Call 02/06/30)	730	714,933
6.00%, 01/09/28 (Call 12/09/27)	1,505	1,508,724
6.05%, 10/10/25	1,185	1,186,107
6.40%, 01/09/33 (Call 10/09/32)(a)	1,108	1,115,455
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	836	798,438
2.53%, 03/10/27 (Call 02/10/27)	655	602,208
2.97%, 03/10/32 (Call 12/10/31)	1,180	1,031,856
Hyundai Capital America
1.00%, 09/17/24(b)	948	901,109
1.30%, 01/08/26 (Call 12/08/25)(b)	1,320	1,194,652
1.50%, 06/15/26 (Call 05/15/26)(b)	1,175	1,050,982
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	995	883,622
1.80%, 10/15/25 (Call 09/15/25)(b)	1,321	1,218,443
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	1,160	982,105
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	1,321	1,114,203
2.10%, 09/15/28 (Call 07/17/28)(b)	1,060	890,919
2.38%, 10/15/27 (Call 08/15/27)(b)	840	735,996
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	286	273,401
2.75%, 09/27/26(a)(b)	588	539,755

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.00%, 02/10/27 (Call 12/10/26)(b)	$576	$526,622
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	1,076	1,007,987
5.50%, 03/30/26(b)	480	477,981
5.60%, 03/30/28 (Call 02/29/28)(b)	475	472,489
5.65%, 06/26/26(b)	990	987,930
5.68%, 06/26/28 (Call 05/26/28)(b)	940	934,712
5.70%, 06/26/30 (Call 04/26/30)(b)	725	713,499
5.80%, 06/26/25(b)	420	420,505
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	305	304,021
5.88%, 04/07/25 (Call 03/07/25)(b)	645	645,470
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	935	958,084
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	595	534,342
2.13%, 04/24/25(b)	200	188,503
2.50%, 01/24/27(b)	370	334,747
3.63%, 08/29/27(b)	210	195,071
Kia Corp.
2.75%, 02/14/27(b)	140	127,767
3.25%, 04/21/26(b)	835	786,014
3.50%, 10/25/27(a)(b)	645	596,996
Mercedes-Benz Finance North America LLC
3.45%, 01/06/27(b)	850	803,869
3.50%, 08/03/25(b)	517	499,786
3.75%, 02/22/28(a)(b)	904	854,727
4.80%, 03/30/28(b)	1,490	1,465,998
5.05%, 08/03/33(b)	1,220	1,199,952
5.10%, 08/03/28(b)	1,100	1,096,246
5.20%, 08/03/26(b)	710	708,600
5.25%, 11/29/27(a)(b)	550	551,491
5.38%, 08/01/25(a)(b)	1,100	1,098,866
5.38%, 11/26/25(b)	680	680,296
5.50%, 11/27/24(b)	430	429,356
8.50%, 01/18/31	1,538	1,876,645
Series 144A, 4.80%, 03/30/26(b)	1,405	1,391,443
Series 144A, 4.95%, 03/30/25(a)(b)	920	915,286
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(b)	1,115	965,826
2.45%, 09/15/28 (Call 07/15/28)(a)(b)	285	232,267
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(b)	415	369,824
2.75%, 03/09/28 (Call 01/09/28)(b)	95	80,208
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	610	577,403
4.35%, 09/17/27 (Call 07/17/27)(b)	1,485	1,360,224
4.81%, 09/17/30 (Call 06/17/30)(b)	1,536	1,355,600
PACCAR Financial Corp.
0.90%, 11/08/24	250	237,521
1.10%, 05/11/26(a)	605	546,976
1.80%, 02/06/25	854	812,609
2.00%, 02/04/27	360	326,091
2.85%, 04/07/25(a)	235	226,007
3.55%, 08/11/25	440	427,599
4.45%, 03/30/26(a)	265	262,693
4.60%, 01/10/28	670	664,574
4.95%, 10/03/25	635	633,093
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,733	1,515,605
2.69%, 09/15/31 (Call 06/15/31)(b)	1,870	1,465,516
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	650	650,351
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	515	515,139

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	$1,284	$1,169,457
2.36%, 03/25/31 (Call 12/25/30)(a)	606	509,306
2.76%, 07/02/29(a)	515	463,093
3.67%, 07/20/28(a)	300	285,587
5.12%, 07/13/28 (Call 06/13/28)	525	529,951
5.12%, 07/13/33 (Call 04/13/33)	415	419,298
5.28%, 07/13/26 (Call 06/13/26)(a)	380	381,954
Toyota Motor Credit Corp.
0.63%, 09/13/24	305	290,266
0.80%, 10/16/25	1,211	1,104,588
0.80%, 01/09/26	1,110	1,005,872
1.13%, 06/18/26	1,207	1,085,722
1.15%, 08/13/27	782	676,772
1.45%, 01/13/25	850	807,007
1.65%, 01/10/31	1,240	990,635
1.80%, 02/13/25	1,549	1,474,028
1.90%, 01/13/27	950	859,490
1.90%, 04/06/28(a)	931	820,623
1.90%, 09/12/31	823	658,537
2.00%, 10/07/24	240	231,109
2.15%, 02/13/30	1,037	881,759
2.40%, 01/13/32(a)	235	194,396
3.00%, 04/01/25	1,516	1,463,207
3.05%, 03/22/27	1,795	1,684,579
3.05%, 01/11/28	546	506,145
3.20%, 01/11/27	1,154	1,089,413
3.38%, 04/01/30	1,597	1,452,898
3.40%, 04/14/25	443	429,883
3.65%, 08/18/25	1,222	1,186,286
3.65%, 01/08/29	645	608,273
3.95%, 06/30/25	1,176	1,148,890
4.40%, 09/20/24	690	682,420
4.45%, 05/18/26	1,030	1,015,659
4.45%, 06/29/29(a)	840	823,118
4.55%, 09/20/27	1,198	1,179,629
4.55%, 05/17/30	960	934,618
4.63%, 01/12/28(a)	1,265	1,251,676
4.70%, 01/12/33	595	583,344
4.80%, 01/10/25	800	794,342
5.00%, 08/14/26	1,000	999,163
5.40%, 11/10/25	760	763,795
5.45%, 11/10/27	945	962,868
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,896	1,728,380
1.63%, 11/24/27 (Call 09/24/27)(b)	546	470,494
2.85%, 09/26/24(b)	538	521,258
3.20%, 09/26/26(b)	500	467,582
3.35%, 05/13/25(b)	1,365	1,313,406
3.75%, 05/13/30(b)	790	709,500
3.95%, 06/06/25(b)	1,085	1,053,104
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	1,720	1,656,458
4.60%, 06/08/29 (Call 04/08/29)(b)	760	727,182
4.63%, 11/13/25(a)(b)	1,098	1,082,151
4.75%, 11/13/28(a)(b)	1,659	1,603,813

		193,487,957

Auto Parts & Equipment — 0.1%
Aptiv PLC
2.40%, 02/18/25 (Call 09/11/23)	327	311,294
3.10%, 12/01/51 (Call 06/01/51)	1,866	1,136,703

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
3.25%, 03/01/32 (Call 12/01/31)(a)	$735	$623,262
4.15%, 05/01/52 (Call 11/01/51)	1,440	1,070,126
4.35%, 03/15/29 (Call 12/15/28)(a)	469	451,780
4.40%, 10/01/46 (Call 04/01/46)(a)	436	330,541
5.40%, 03/15/49 (Call 09/15/48)(a)	253	222,046
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,349	1,222,141
3.38%, 03/15/25 (Call 12/15/24)(a)	889	858,493
4.38%, 03/15/45 (Call 09/15/44)	614	485,222
5.00%, 10/01/25(b)	1,220	1,198,971
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	640	567,422
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	540	420,980
3.50%, 05/30/30 (Call 02/28/30)	390	340,589
3.55%, 01/15/52 (Call 07/15/51)	680	443,279
3.80%, 09/15/27 (Call 06/15/27)	837	784,712
4.25%, 05/15/29 (Call 02/15/29)	514	477,531
5.25%, 05/15/49 (Call 11/15/48)(a)	624	541,878
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	1,207	1,015,369
4.15%, 10/01/25 (Call 07/01/25)	1,190	1,155,702
5.50%, 03/21/33 (Call 12/21/32)(a)	580	587,807
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)(b)	135	125,818

		14,371,666

Banks — 21.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(d)	625	551,315
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)(d)	880	742,089
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(b)(d)	1,637	1,261,648
4.75%, 07/28/25(b)	1,765	1,713,751
4.80%, 04/18/26(b)	1,278	1,230,034
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(b)(d)	1,135	1,162,626
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(b)(d)	725	712,154
ANZ New Zealand International Ltd., 5.36%, 08/14/28(b)	400	398,567
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	1,208	1,078,509
2.17%, 02/18/25(b)	585	556,158
2.55%, 02/13/30(b)	1,150	967,401
3.45%, 07/17/27(a)(b)	612	570,926
3.45%, 01/21/28(a)(b)	767	708,437
ASB Bank Ltd.
1.63%, 10/22/26(b)	345	306,450
2.38%, 10/22/31(a)(b)	725	575,654
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(b)(d)	730	706,918
5.35%, 06/15/26(a)(b)	400	397,230
5.40%, 11/29/27(b)	1,245	1,238,443
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(a)	739	707,134
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(b)(d)	2,495	1,899,709

Security	Par (000)	Value

Banks (continued)
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(b)(d)	$3,079	$2,860,998
3.70%, 11/16/25	1,092	1,056,544
4.40%, 05/19/26(b)	1,902	1,828,317
4.83%, 02/03/25(b)	400	396,958
5.09%, 12/08/25	485	482,848
5.38%, 07/03/25	1,300	1,300,760
6.74%, 12/08/32(a)(b)	795	821,275
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(a)	1,366	1,246,163
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(d)	700	694,217
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(d)	240	241,026
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	183,958
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	41,897
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	575	550,036
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(b)(d)	740	687,377
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(b)(d)	729	650,580
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	265	217,156
3.50%, 10/12/27(a)(b)	512	469,708
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	360	339,313
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	512	483,225
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	358	332,246
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	1,201	957,423
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	795	760,661
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,474	1,457,173
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(d)	1,920	1,687,610
1.85%, 03/25/26	1,870	1,688,849
2.75%, 05/28/25	1,900	1,797,592
2.75%, 12/03/30	1,170	906,666
2.96%, 03/25/31	1,035	851,107
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(d)	1,210	952,270
3.31%, 06/27/29(a)	1,360	1,204,688
3.49%, 05/28/30	1,542	1,333,880
3.50%, 03/24/25	1,220	1,175,727
3.80%, 02/23/28	992	908,311
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(d)	2,185	2,048,851
4.25%, 04/11/27	1,700	1,607,753
4.38%, 04/12/28	1,750	1,643,863
5.15%, 08/18/25	495	486,922
5.18%, 11/19/25	1,957	1,912,877
5.29%, 08/18/27	1,600	1,568,521

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.59%, 08/08/28	$1,260	$1,248,713
6.92%, 08/08/33	800	799,735
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	826	787,939
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(b)(d)	680	545,936
4.30%, 06/15/27 (Call 05/15/27)(b)	125	120,867
4.45%, 09/19/28(b)	340	327,893
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(d)	2,322	2,197,438
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(d)	2,771	2,511,123
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(d)	3,990	3,671,837
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(d)	2,330	2,203,274
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(d)	6,425	5,749,021
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(d)	3,227	2,547,369
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(d)	2,848	2,231,201
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(d)	2,073	1,954,664
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(d)	3,825	3,263,506
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(d)	4,482	3,534,742
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(d)	2,697	2,592,372
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(d)	2,474	1,879,367
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(d)	4,279	3,558,267
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(d)	2,615	2,365,027
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(d)	3,933	3,152,563
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(d)	3,522	2,929,627
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(d)	6,106	4,204,542
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(d)	5,257	4,301,337
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)(d)	1,262	809,027
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(d)	2,353	2,018,663
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(d)	4,695	3,860,301
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(d)	2,335	1,539,978
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(d)	2,727	2,641,467
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(d)	3,177	2,789,151
3.25%, 10/21/27 (Call 10/21/26)(a)	3,163	2,946,672
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(d)	3,958	2,958,806

Security	Par (000)	Value

Banks (continued)
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(d)	$2,590	$2,497,769
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(d)	3,830	3,680,769
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(d)	6,992	6,411,707
3.50%, 04/19/26	2,908	2,765,516
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(d)	3,069	2,907,625
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(d)	2,683	2,497,276
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(d)	2,525	2,363,589
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(d)	3,086	2,909,335
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(d)	2,782	2,356,931
3.88%, 08/01/25	1,912	1,861,009
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(d)	1,503	1,181,018
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(d)	2,951	2,757,750
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(d)	3,488	3,211,372
4.00%, 01/22/25	2,055	2,001,802
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(d)	1,885	1,584,348
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(d)	6,526	5,244,432
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(d)	2,357	2,053,947
4.25%, 10/22/26	2,412	2,316,384
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(d)	3,611	3,407,737
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)(d)	3,038	2,573,500
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(d)	2,485	2,385,360
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(d)	2,381	2,032,074
4.45%, 03/03/26	2,511	2,441,616
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(d)	4,745	4,398,565
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(d)	2,670	2,620,186
4.88%, 04/01/44(a)	592	555,316
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(d)	3,430	3,358,321
5.00%, 01/21/44	2,328	2,214,198
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(d)	5,870	5,649,620
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(d)	3,705	3,656,298
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(d)	4,315	4,249,762
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(d)	5,900	5,757,266
5.88%, 02/07/42	1,913	1,981,038
6.11%, 01/29/37	2,299	2,381,325
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(d)	2,320	2,373,332

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.22%, 09/15/26	$615	$627,619
7.75%, 05/14/38	1,978	2,314,572
Series L, 3.95%, 04/21/25	2,817	2,726,704
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,892	1,795,834
Series L, 4.75%, 04/21/45(a)	669	600,207
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(d)	2,860	2,584,289
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(d)	2,394	1,956,915
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(d)	1,195	870,890
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	2,020	2,029,825
5.65%, 08/18/25 (Call 07/18/25)(a)	2,000	2,006,792
6.00%, 10/15/36(a)	1,503	1,578,162
Bank of China Ltd., 5.00%, 11/13/24(b)	1,830	1,806,658
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(b)(d)	250	219,955
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(b)(d)	1,620	1,616,142
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(d)	1,350	1,211,792
1.25%, 09/15/26	2,270	2,011,932
1.50%, 01/10/25	1,393	1,317,765
1.85%, 05/01/25	1,605	1,507,718
2.65%, 03/08/27	2,230	2,033,956
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(d)	1,552	1,197,327
3.70%, 06/07/25	1,305	1,260,576
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(d)	1,753	1,552,054
5.20%, 02/01/28 (Call 01/01/28)	2,075	2,057,570
5.30%, 06/05/26	820	817,163
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	1,160	1,131,224
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	965	871,305
1.05%, 10/15/26 (Call 09/15/26)	733	644,426
1.60%, 04/24/25 (Call 03/24/25)	1,817	1,707,215
1.65%, 07/14/28 (Call 05/14/28)	500	426,490
1.65%, 01/28/31 (Call 10/28/30)(a)	382	303,687
1.80%, 07/28/31 (Call 04/28/31)(a)	650	510,935
2.05%, 01/26/27 (Call 12/26/26)	630	569,336
2.10%, 10/24/24	836	805,892
2.45%, 08/17/26 (Call 05/17/26)	925	856,298
2.50%, 01/26/32 (Call 10/26/31)(a)	760	611,202
2.80%, 05/04/26 (Call 02/04/26)	1,134	1,064,911
3.00%, 10/30/28 (Call 07/30/28)	491	441,371
3.25%, 09/11/24 (Call 08/11/24)	280	273,013
3.25%, 05/16/27 (Call 02/16/27)	843	790,461
3.30%, 08/23/29 (Call 05/23/29)	909	811,460
3.35%, 04/25/25 (Call 03/25/25)	1,155	1,113,442
3.40%, 01/29/28 (Call 10/29/27)(a)	1,105	1,029,395
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(d)	1,425	1,341,556
3.85%, 04/28/28	1,271	1,208,439
3.85%, 04/26/29 (Call 02/26/29)(a)	385	363,253
3.95%, 11/18/25 (Call 10/18/25)	661	639,091

Security	Par (000)	Value

Banks (continued)
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)(d)	$745	$710,759
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(d)	922	848,304
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(d)	1,100	1,075,362
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(d)	700	679,521
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(d)	645	618,853
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(d)	1,005	946,315
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(d)	1,245	1,225,505
4.97%, 04/26/34, (1-day SOFR + 1.606%)(d)	1,245	1,195,352
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(d)	250	248,494
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(d)	1,355	1,347,201
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(d)	1,330	1,345,259
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(d)	1,859	1,905,336
Series G, 3.00%, 02/24/25 (Call 01/24/25)	813	783,213
Series J, 0.85%, 10/25/24 (Call 09/25/24)	410	388,307
Series J, 1.90%, 01/25/29 (Call 11/25/28)	942	795,864
Bank of New Zealand
1.00%, 03/03/26(b)	665	596,044
2.00%, 02/21/25(b)	674	637,910
2.29%, 01/27/27(a)(b)	590	533,405
2.87%, 01/27/32(b)	760	623,463
4.85%, 02/07/28(b)	1,440	1,404,153
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,416	1,270,199
1.30%, 06/11/25	1,812	1,678,208
1.30%, 09/15/26	1,392	1,233,446
1.35%, 06/24/26(a)	1,030	919,928
1.45%, 01/10/25	1,609	1,521,954
1.95%, 02/02/27	1,140	1,021,091
2.15%, 08/01/31	840	668,049
2.20%, 02/03/25	1,477	1,406,620
2.45%, 02/02/32	925	749,475
2.70%, 08/03/26(a)	1,396	1,296,181
2.95%, 03/11/27	915	844,974
3.45%, 04/11/25	2,552	2,465,126
4.50%, 12/16/25	1,679	1,627,815
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(d)	1,629	1,406,358
4.75%, 02/02/26	1,765	1,733,530
4.85%, 02/01/30	1,150	1,113,278
4.90%, (Call 06/04/25), (5-year CMT + 4.551%)(d)(e)	459	423,386
5.25%, 12/06/24	200	198,903
5.25%, 06/12/28	995	986,250
5.45%, 06/12/25	640	636,263
8.63%, 10/27/82 (Call 10/27/27), (5-year CMT + 4.389%)(d)	260	265,037
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5-year CMT + 2.613%)(a)(d)	812	578,361

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(d)	$605	$466,382
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	692	652,122
5.13%, 06/11/30 (Call 03/11/30)	495	426,853
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	735	685,879
1.60%, 10/04/26(b)	1,405	1,243,695
2.38%, 11/21/24(a)(b)	763	732,338
4.52%, 07/13/25(b)	385	376,089
4.75%, 07/13/27(b)	380	368,793
4.94%, 01/26/26(b)	1,550	1,519,191
5.79%, 07/13/28(b)	855	858,780
5.90%, 07/13/26(b)	1,040	1,043,172
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)(d)	1,870	1,660,631
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(d)	859	685,414
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(d)	1,640	1,286,859
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(d)	2,220	2,098,171
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(d)	1,825	1,425,328
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	1,250	855,412
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)(d)	1,428	1,134,824
3.65%, 03/16/25	1,655	1,596,303
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)(d)	895	625,104
4.34%, 01/10/28 (Call 01/10/27)	1,345	1,268,234
4.38%, 09/11/24	875	855,623
4.38%, 01/12/26	2,982	2,874,516
4.84%, 05/09/28 (Call 05/07/27)	2,959	2,741,923
4.95%, 01/10/47	1,780	1,536,317
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(d)	2,038	1,936,900
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(d)	1,735	1,589,625
5.20%, 05/12/26	2,507	2,432,651
5.25%, 08/17/45(a)	1,770	1,586,558
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(d)	1,905	1,876,876
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(d)	1,855	1,809,582
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(d)	1,360	1,303,184
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(d)	2,225	2,204,599
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(d)	1,935	1,911,005
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(d)	1,940	1,937,381
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(d)	1,500	1,534,168
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(d)	1,800	1,873,860

Security	Par (000)	Value

Banks (continued)
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(d)	$2,542	$2,720,618
BBVA Bancomer SA
1.88%, 09/18/25(b)	750	689,763
8.45%, 06/29/38 (Call 06/29/33), (5-year CMT + 4.661%)(b)(d)	20	20,009
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(b)(d)	3,035	2,729,113
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(b)(d)	1,322	1,179,972
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(b)(d)	1,605	1,377,105
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(b)(d)	1,815	1,518,460
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(b)(d)	2,617	2,444,901
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(b)(d)	1,758	1,583,007
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(b)(d)	2,404	1,856,613
2.82%, 11/19/25 (Call 11/19/24), (3-mo. SOFR + 1.373%)(b)(d)	2,288	2,195,454
2.82%, 01/26/41(a)(b)	620	404,232
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(b)(d)	3,157	2,565,094
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(b)(d)	235	198,779
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(a)(b)(d)	2,265	1,846,050
3.38%, 01/09/25(a)(b)	2,706	2,616,536
3.50%, 11/16/27(b)	1,115	1,031,178
4.25%, 10/15/24	818	800,254
4.38%, 09/28/25(b)	1,284	1,240,772
4.38%, 05/12/26(b)	1,200	1,155,769
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(b)(d)	1,275	1,154,445
4.40%, 08/14/28(a)(b)	2,617	2,473,710
4.63%, 03/13/27(a)(b)	2,023	1,939,533
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(b)(d)	3,265	3,198,746
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(b)(d)	1,282	1,236,873
5.34%, 06/12/29 (Call 06/12/28), (1-year CMT + 1.500%)(b)(d)	1,120	1,103,585
BPCE SA
1.00%, 01/20/26(b)	1,595	1,429,814
1.63%, 01/14/25(a)(b)	925	873,086
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(b)(d)	1,655	1,504,315
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(b)(d)	1,323	1,171,564
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(b)(d)	1,370	1,058,730
2.38%, 01/14/25(b)	1,311	1,239,918
2.70%, 10/01/29(a)(b)	1,166	1,003,162
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(b)(d)	1,422	1,099,321
3.25%, 01/11/28(b)	1,070	969,768
3.38%, 12/02/26	501	466,405

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 10/23/27(b)	$1,070	$977,021
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	390	253,133
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(a)(b)(d)	825	651,709
4.50%, 03/15/25(b)	1,865	1,806,038
4.63%, 09/12/28(b)	625	589,831
4.75%, 07/19/27(b)	1,085	1,048,687
4.88%, 04/01/26(b)	1,048	1,010,892
5.13%, 01/18/28(a)(b)	990	970,905
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(b)(d)	1,358	1,318,778
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(b)(d)	2,185	2,173,930
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(d)	330	304,135
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(b)(d)	1,310	1,301,029
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	1,655	1,507,716
1.00%, 10/18/24	634	601,289
1.25%, 06/22/26	1,679	1,496,400
2.25%, 01/28/25	1,235	1,177,032
3.30%, 04/07/25	1,290	1,243,321
3.45%, 04/07/27	835	779,834
3.60%, 04/07/32 (Call 03/07/32)(a)	1,395	1,242,425
3.95%, 08/04/25	1,090	1,056,289
5.00%, 04/28/28 (Call 03/28/28)	1,185	1,160,435
5.14%, 04/28/25	720	713,863
5.61%, 07/17/26	375	376,003
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(d)	905	855,835
CIMB Bank Bhd, 2.13%, 07/20/27(b)	585	521,548
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(d)	2,645	2,370,468
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(d)	1,065	1,007,586
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(d)	2,980	2,653,571
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(d)	1,865	1,764,336
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(d)	1,844	1,463,313
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(d)	3,635	2,928,670
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(d)	3,960	3,270,329
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(d)	2,814	2,358,359
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)(d)	1,395	958,121
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(d)	2,887	2,482,719
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(d)	3,966	3,271,952
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(d)	2,913	2,674,019
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(d)	4,348	4,161,091

Security	Par (000)	Value

Banks (continued)
3.20%, 10/21/26 (Call 07/21/26)	$3,133	$2,921,831
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(d)	1,855	1,781,886
3.30%, 04/27/25	1,471	1,420,957
3.40%, 05/01/26	2,682	2,537,655
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(d)	2,848	2,628,344
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(d)	3,267	3,038,232
3.70%, 01/12/26	2,508	2,404,604
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(d)	3,837	3,335,998
3.88%, 03/26/25	1,279	1,238,953
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(d)	1,090	895,161
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(d)	3,331	3,146,730
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(d)	3,105	2,859,521
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(d)	2,258	2,117,075
4.13%, 07/25/28	2,360	2,200,333
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(d)	1,172	975,558
4.30%, 11/20/26	1,884	1,810,046
4.40%, 06/10/25	3,136	3,057,918
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(d)	4,784	4,442,013
4.45%, 09/29/27	3,700	3,536,689
4.60%, 03/09/26	2,303	2,242,379
4.65%, 07/30/45	1,219	1,049,846
4.65%, 07/23/48 (Call 06/23/48)	3,068	2,662,907
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(d)	1,630	1,587,321
4.75%, 05/18/46(a)	2,656	2,227,587
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(d)	2,762	2,625,483
5.30%, 05/06/44	1,318	1,199,509
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(d)	1,536	1,459,214
5.50%, 09/13/25	2,148	2,135,943
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(d)	3,612	3,595,511
5.88%, 02/22/33	743	742,046
5.88%, 01/30/42	1,239	1,257,128
6.00%, 10/31/33(a)	1,032	1,043,251
6.13%, 08/25/36(a)	722	738,468
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(a)(d)	925	921,771
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(d)	3,184	3,320,134
6.63%, 01/15/28(a)	411	433,320
6.63%, 06/15/32	1,762	1,839,437
6.68%, 09/13/43	1,507	1,581,982
6.88%, 03/05/38	660	709,744
6.88%, 02/15/98(a)	216	235,488
8.13%, 07/15/39	2,405	2,994,741

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)(a)	$910	$844,311
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(d)	955	890,633
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)(a)	558	519,336
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(a)(d)	805	779,366
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	565	453,384
2.64%, 09/30/32 (Call 07/02/32)(a)	728	530,978
2.85%, 07/27/26 (Call 04/27/26)	765	694,349
3.25%, 04/30/30 (Call 01/30/30)(a)	1,115	933,272
4.30%, 12/03/25 (Call 11/03/25)	583	550,458
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)(d)	590	520,006
Comerica Bank
4.00%, 07/27/25	345	323,144
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(d)	190	165,714
Comerica Inc.
3.80%, 07/22/26	412	377,298
4.00%, 02/01/29 (Call 11/03/28)(a)	984	847,811
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	2,332	2,087,992
1.88%, 09/15/31(a)(b)	940	748,895
2.30%, 03/14/25(a)(b)	1,505	1,441,087
2.55%, 03/14/27(a)(b)	1,906	1,744,786
2.63%, 09/06/26(b)	1,075	999,878
2.69%, 03/11/31(b)	2,610	2,044,948
2.85%, 05/18/26(a)(b)	925	868,436
3.15%, 09/19/27(a)(b)	432	401,660
3.31%, 03/11/41(a)(b)	1,077	732,248
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(b)(d)	2,716	2,303,228
3.74%, 09/12/39(a)(b)	2,016	1,496,609
3.78%, 03/14/32(a)(b)	820	683,058
3.90%, 03/16/28(a)(b)	1,082	1,034,712
3.90%, 07/12/47(a)(b)	1,623	1,346,835
4.32%, 01/10/48(a)(b)	1,176	873,862
4.50%, 12/09/25(b)	538	521,664
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	1,100	1,096,480
5.32%, 03/13/26	1,015	1,018,703
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)(d)	1,574	1,423,136
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(b)(d)	2,315	2,061,587
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(b)(d)	1,180	1,087,276
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(b)(d)	2,070	1,826,958
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(b)(d)	2,025	1,879,960
3.75%, 07/21/26	1,983	1,861,069
3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(b)(d)	1,640	1,412,748
4.38%, 08/04/25	1,170	1,134,055

Security	Par (000)	Value

Banks (continued)
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(b)(d)	$2,040	$1,964,355
5.25%, 05/24/41	1,492	1,518,998
5.25%, 08/04/45	1,122	1,024,331
5.50%, 07/18/25	750	749,890
5.75%, 12/01/43	1,720	1,686,300
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	1,982	1,913,224
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	1,165	1,103,301
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	665	625,703
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(b)(d)	2,332	2,090,249
2.02%, 01/11/27(a)(b)	975	875,263
2.81%, 01/11/41(a)(b)	992	645,440
3.25%, 01/14/30(b)	1,499	1,282,803
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(b)(d)	2,110	1,892,349
4.38%, 03/17/25(b)	325	314,964
5.30%, 07/12/28(b)	2,100	2,096,105
5.51%, 07/05/33(b)	520	517,720
5.59%, 07/05/26(b)	790	789,746
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(b)(d)	2,417	2,249,930
2.38%, 01/22/25(b)	633	603,209
3.25%, 10/04/24(a)(b)	1,310	1,272,727
4.13%, 01/10/27(b)	1,491	1,420,974
Credit Suisse AG, 7.95%, 01/09/25	1,875	1,911,658
Credit Suisse AG/New York
1.25%, 08/07/26	2,085	1,826,566
2.95%, 04/09/25	1,319	1,252,263
3.63%, 09/09/24	1,818	1,768,370
3.70%, 02/21/25	1,780	1,715,871
5.00%, 07/09/27	1,930	1,880,418
7.50%, 02/15/28	2,375	2,540,071
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(d)	4,053	3,340,018
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(b)(d)	3,546	3,192,915
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(b)(d)	3,840	3,988,097
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(d)	2,260	2,736,608
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1-year CMT + 0.550%)(b)(d)	1,372	1,297,897
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(b)(d)	760	667,414
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(b)(d)	802	730,421
3.24%, 12/20/25 (Call 12/20/24), (3-mo. LIBOR US + 1.591%)(b)(d)	1,235	1,183,114
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(b)(d)	1,745	1,641,515
4.38%, 06/12/28(a)(b)	785	731,493
6.47%, 01/09/26 (Call 01/09/25), (1-year CMT + 2.100%)(b)(d)	1,925	1,925,881
DBS Group Holdings Ltd., 1.17%, 11/22/24(b)	50	47,503

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
4.10%, 01/13/26	$704	$671,581
4.50%, 04/01/25(a)	1,525	1,469,309
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(d)	1,210	1,202,731
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	1,010	917,535
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(d)	2,340	2,123,008
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(d)	800	701,412
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(d)	2,945	2,603,429
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(d)	723	575,133
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(d)	2,405	2,018,394
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(a)(d)	1,170	905,599
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(d)	1,160	871,078
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(d)	1,765	1,703,765
4.10%, 01/13/26(a)	760	724,941
4.16%, 05/13/25	95	92,493
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(d)	1,975	1,732,067
5.37%, 09/09/27(a)	325	322,276
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(d)	355	322,047
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(d)	1,885	1,908,482
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)(d)	1,630	1,550,363
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(d)	1,355	1,375,269
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	430	412,291
2.70%, 02/06/30 (Call 11/06/29)	855	686,662
3.45%, 07/27/26 (Call 04/27/26)	1,605	1,469,600
4.25%, 03/13/26	1,017	966,914
4.65%, 09/13/28 (Call 06/13/28)	1,270	1,167,046
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1-year CMT + 0.330%)(a)(b)(d)	1,245	1,179,367
1.13%, 09/16/26 (Call 09/16/25), (1-year CMT + 0.850%)(a)(b)(d)	845	763,493
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(b)(d)	1,495	1,326,519
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(b)(d)	890	772,396
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(b)(d)	1,185	1,187,022
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(b)	1,277	1,208,047
4.40%, 08/23/25(a)(b)	1,047	1,016,173
4.55%, 08/23/27(b)	1,526	1,485,898
5.70%, 03/14/28(b)	650	650,930

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(d)	$805	$700,172
2.38%, 01/28/25 (Call 12/28/24)	860	818,343
2.55%, 05/05/27 (Call 04/05/27)	987	882,312
3.95%, 03/14/28 (Call 02/14/28)(a)	743	688,721
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)(d)	535	500,621
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(d)	745	658,153
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(d)	1,136	1,063,316
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(d)	190	192,329
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(d)	1,269	1,279,117
8.25%, 03/01/38	1,490	1,682,192
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	902	799,336
3.85%, 03/15/26 (Call 02/15/26)(a)	1,011	943,299
3.95%, 07/28/25 (Call 06/28/25)(a)	890	859,044
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)(d)	767	709,743
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	740	686,920
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	430	406,518
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(d)	869	831,745
6.13%, 03/09/28(a)	750	753,395
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	783	758,166
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	540	542,027
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(d)	1,071	993,465
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(d)	2,439	2,189,287
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(d)	3,582	3,211,772
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(d)	4,065	3,589,622
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(d)	4,508	4,011,737
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(d)	3,051	2,376,162
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(d)	4,871	3,850,281
2.60%, 02/07/30 (Call 11/07/29)	2,538	2,141,763
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(d)	4,378	3,542,445
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(d)	4,123	3,731,364
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(d)	3,492	2,802,207
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(d)	1,634	1,128,318
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(d)	4,735	3,938,293
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(d)	2,827	2,037,687

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(d)	$2,979	$2,889,008
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(d)	2,386	1,756,552
3.50%, 01/23/25 (Call 10/23/24)	2,147	2,079,089
3.50%, 04/01/25 (Call 03/01/25)	3,678	3,548,366
3.50%, 11/16/26 (Call 11/16/25)	2,724	2,560,372
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(d)	3,505	3,277,249
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(d)	2,473	2,315,108
3.75%, 05/22/25 (Call 02/22/25)	1,994	1,927,383
3.75%, 02/25/26 (Call 11/25/25)	2,207	2,116,832
3.80%, 03/15/30 (Call 12/15/29)	3,135	2,851,701
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(d)	2,960	2,738,902
3.85%, 01/26/27 (Call 01/26/26)	3,450	3,274,405
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(d)	2,909	2,418,949
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(d)	4,151	3,910,885
4.25%, 10/21/25(a)	2,516	2,441,466
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(d)	900	873,463
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(d)	1,985	1,719,582
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(d)	3,185	3,064,538
4.75%, 10/21/45 (Call 04/21/45)	2,132	1,915,391
4.80%, 07/08/44 (Call 01/08/44)	2,204	1,964,282
5.15%, 05/22/45	2,450	2,252,014
5.70%, 11/01/24	2,225	2,220,737
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(d)	2,000	1,993,836
5.95%, 01/15/27	1,165	1,177,234
6.13%, 02/15/33(a)	1,495	1,589,581
6.25%, 02/01/41	3,007	3,176,652
6.45%, 05/01/36	1,198	1,247,462
6.75%, 10/01/37	6,830	7,240,883
Hana Bank
1.25%, 12/16/26(a)(b)	95	82,726
3.50%, (Call 10/19/26), (5-year CMT + 2.409%)(a)(b)(d)(e)	390	345,345
HBOS PLC, 6.00%, 11/01/33(a)(b)	351	332,066
HSBC Bank USA NA/New York
5.63%, 08/15/35	505	479,775
5.88%, 11/01/34(a)	255	247,959
7.00%, 01/15/39	840	907,512
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3-mo. LIBOR US + 4.980%)(a)(b)(d)(e)	857	1,051,967
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(d)	2,095	1,861,420
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(d)	2,397	2,232,707
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(d)	2,070	1,778,993
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)(d)	2,085	1,943,404

Security	Par (000)	Value

Banks (continued)
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(d)	$2,040	$1,709,026
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(d)	2,155	1,921,711
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(d)	1,200	950,332
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(d)	2,832	2,715,814
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(d)	3,592	2,869,052
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(d)	1,347	1,110,907
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(d)	1,875	1,492,131
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(d)	2,650	2,529,313
3.90%, 05/25/26(a)	2,775	2,642,931
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(d)	3,097	2,787,942
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(d)	2,768	2,599,658
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(d)	1,435	1,398,244
4.25%, 08/18/25	660	636,666
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(d)	2,481	2,393,078
4.30%, 03/08/26	3,132	3,027,308
4.38%, 11/23/26	1,779	1,695,248
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(d)	3,606	3,404,356
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(d)	4,160	3,990,317
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(d)	3,440	3,057,117
4.95%, 03/31/30	2,427	2,335,088
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(d)	2,200	2,146,764
5.25%, 03/14/44(a)	1,420	1,247,754
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(d)	3,095	2,954,460
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(d)	2,265	2,257,897
6.10%, 01/14/42	665	696,001
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(d)	2,270	2,285,368
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(d)	2,515	2,542,356
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(d)	3,900	3,932,653
6.50%, 05/02/36	1,545	1,572,081
6.50%, 05/02/36(a)	2,095	2,050,804
6.50%, 09/15/37	2,695	2,653,384
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(d)	1,490	1,462,738
6.80%, 06/01/38	1,994	2,001,118
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(d)	2,045	2,104,904
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(d)	3,060	3,214,905
7.63%, 05/17/32(a)	75	80,205

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(d)	$2,970	$3,229,161
HSBC USA Inc.
5.63%, 03/17/25	1,000	997,428
7.20%, 07/15/97	170	187,332
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(d)	840	615,905
2.55%, 02/04/30 (Call 11/04/29)	750	612,397
4.00%, 05/15/25 (Call 04/15/25)	725	699,424
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(d)	1,267	1,191,852
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(d)	608	563,026
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)(d)	715	677,036
5.65%, 01/10/30 (Call 11/10/29)	510	496,256
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(d)	1,354	1,328,021
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)(b)	420	392,958
4.00%, 03/18/26(b)	700	673,490
Indonesia Government International Bond, 3.54%, 11/08/27	1,433	1,353,715
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,975	1,941,188
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(b)(d)	1,010	928,721
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(d)	1,144	1,028,750
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(d)	1,022	834,791
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(d)	1,460	1,413,592
3.95%, 03/29/27	1,644	1,559,472
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(d)	1,565	1,472,479
4.05%, 04/09/29	954	886,466
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(d)	1,330	1,195,973
4.55%, 10/02/28	1,182	1,134,169
4.63%, 01/06/26(b)	1,976	1,928,472
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	525	476,029
3.88%, 01/12/28(a)(b)	615	553,193
6.63%, 06/20/33(b)	1,100	1,085,561
7.00%, 11/21/25(b)	630	640,107
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(b)(d)	1,900	1,866,761
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(b)(d)	2,175	2,274,075
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(d)	2,407	2,154,420
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(d)	2,827	2,548,887
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(d)	3,099	2,737,369

Security	Par (000)	Value

Banks (continued)
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(d)	$2,879	$2,718,379
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(d)	3,775	3,389,744
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(d)	1,736	1,357,992
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(d)	3,608	2,843,733
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(d)	2,948	2,781,103
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(d)	2,445	2,097,130
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(d)	4,811	4,525,151
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(d)	1,895	1,684,220
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(d)	2,243	2,151,709
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(d)	3,060	2,566,512
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(d)	2,000	1,348,640
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(d)	3,483	2,813,714
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(d)	4,423	3,620,713
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(d)	2,530	2,416,252
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(d)	4,368	3,744,459
2.95%, 10/01/26 (Call 07/01/26)	1,992	1,861,247
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(d)	2,315	2,125,039
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(d)	3,153	2,680,115
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(d)	4,132	3,432,973
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	2,005	1,480,611
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)(d)	2,773	1,876,936
3.13%, 01/23/25 (Call 10/23/24)	2,032	1,965,796
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(d)	2,448	1,799,695
3.20%, 06/15/26 (Call 03/15/26)(a)	2,193	2,078,468
3.30%, 04/01/26 (Call 01/01/26)	3,175	3,017,851
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	4,322	3,036,703
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(d)	2,904	2,677,140
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(d)	3,093	2,886,457
3.63%, 12/01/27 (Call 12/01/26)	1,476	1,388,146
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(d)	3,186	2,908,619
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(d)	3,651	3,447,838
3.88%, 09/10/24	1,300	1,274,553
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	3,027	2,552,194

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 07/15/25 (Call 04/15/25)(a)	$2,404	$2,336,113
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	2,268	1,784,020
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(d)	2,415	2,322,769
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	4,373	3,471,376
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(d)	3,064	2,874,434
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	1,968	1,585,585
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(d)	3,425	3,341,206
4.13%, 12/15/26	2,250	2,165,405
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(d)	2,929	2,766,513
4.25%, 10/01/27	2,112	2,042,386
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	2,427	2,037,913
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(d)	3,805	3,658,737
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(d)	2,856	2,722,518
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(d)	3,324	3,150,843
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(d)	2,125	2,031,118
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(d)	3,055	2,856,874
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(d)	4,040	3,959,010
4.85%, 02/01/44	1,170	1,101,107
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(d)	5,335	5,130,893
4.95%, 06/01/45	1,804	1,658,126
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(d)	3,470	3,450,179
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(a)(d)	4,005	3,957,354
5.40%, 01/06/42(a)	1,920	1,918,407
5.50%, 10/15/40	1,560	1,569,423
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(d)	3,490	3,477,647
5.60%, 07/15/41	2,316	2,347,829
5.63%, 08/16/43	1,597	1,589,749
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(d)	4,380	4,377,498
6.40%, 05/15/38	3,362	3,702,652
7.63%, 10/15/26	1,497	1,591,540
7.75%, 07/15/25	165	171,058
8.00%, 04/29/27(a)	1,384	1,517,953
8.75%, 09/01/30	137	163,185
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(b)(d)	1,190	1,178,132
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	350	332,863
5.00%, 01/26/33 (Call 10/26/32)	605	525,497
KeyBank NA/Cleveland OH
3.30%, 06/01/25	908	850,664
3.40%, 05/20/26	547	487,705

Security	Par (000)	Value

Banks (continued)
3.90%, 04/13/29(a)	$905	$743,622
4.15%, 08/08/25	1,439	1,361,563
4.90%, 08/08/32	1,075	885,997
5.85%, 11/15/27 (Call 10/16/27)	1,659	1,600,231
6.95%, 02/01/28(a)	325	320,471
KeyCorp
2.25%, 04/06/27	888	763,933
2.55%, 10/01/29	580	459,715
4.10%, 04/30/28	442	397,370
4.15%, 10/29/25(a)	533	504,263
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(d)	985	849,950
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	1,048	982,066
Kookmin Bank
1.75%, 05/04/25(b)	760	713,829
2.50%, 11/04/30(b)	60	48,643
Lloyds Bank PLC, 3.50%, 05/14/25	350	335,941
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)(d)	1,330	1,186,348
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(d)	1,695	1,605,465
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)(d)	1,496	979,230
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(d)	1,425	1,369,333
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(d)	2,125	1,930,333
3.75%, 01/11/27	1,565	1,471,341
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(d)	1,272	1,183,600
4.34%, 01/09/48(a)	1,577	1,178,122
4.38%, 03/22/28	1,717	1,627,185
4.45%, 05/08/25	1,602	1,562,018
4.55%, 08/16/28	1,555	1,474,293
4.58%, 12/10/25	1,308	1,259,287
4.65%, 03/24/26	1,875	1,810,112
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(d)	1,945	1,901,998
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(d)	995	921,000
5.30%, 12/01/45(a)	665	588,007
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(d)	1,260	1,250,301
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(d)	1,500	1,498,464
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(d)	1,800	1,928,036
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(d)	928	868,016
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(d)	1,460	1,327,693
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	1,572	1,500,752
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(b)(d)	1,875	1,432,916
3.23%, 03/21/25(a)(b)	1,167	1,127,549
3.62%, 06/03/30(a)(b)	885	741,985

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 01/15/26(b)	$615	$593,762
4.00%, 07/29/25(b)	520	504,119
4.88%, 06/10/25(a)(b)	750	731,110
5.21%, 06/15/26(b)	635	630,146
6.79%, 01/18/33(b)	1,265	1,279,698
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.694%)(b)(d)	1,070	1,013,365
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(b)(d)	2,067	1,854,009
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(b)(d)	1,330	1,167,368
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(b)(d)	800	695,253
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(b)(d)	1,300	1,018,616
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(b)(d)	1,384	1,084,882
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(b)(d)	481	440,363
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(b)(d)	1,090	1,023,199
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(b)(d)	745	655,754
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(d)	885	837,944
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(b)(d)	1,043	1,016,377
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)(d)	765	756,541
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)(d)	1,060	1,020,238
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(b)(d)	800	777,120
6.21%, 11/22/24(b)	100	100,010
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)(a)	811	770,546
3.40%, 08/17/27	576	512,778
4.65%, 01/27/26 (Call 12/27/25)	530	507,152
4.70%, 01/27/28 (Call 12/27/27)	1,010	944,182
5.40%, 11/21/25 (Call 10/21/25)	1,062	1,037,262
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(d)	1,190	1,122,404
1.41%, 07/17/25	2,165	1,999,552
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(d)	2,155	1,921,158
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(d)	1,370	1,214,741
2.05%, 07/17/30	1,620	1,303,430
2.19%, 02/25/25	2,191	2,078,258
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(d)	2,340	1,853,066
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(d)	1,950	1,749,602
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(d)	949	760,505
2.56%, 02/25/30	1,314	1,105,295
2.76%, 09/13/26	1,370	1,263,005

Security	Par (000)	Value

Banks (continued)
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(d)	$1,304	$1,066,740
3.20%, 07/18/29	2,216	1,958,729
3.29%, 07/25/27	606	563,164
3.68%, 02/22/27(a)	1,109	1,055,334
3.74%, 03/07/29	1,986	1,838,097
3.75%, 07/18/39	1,498	1,238,572
3.78%, 03/02/25	537	521,474
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)(d)	695	672,696
3.85%, 03/01/26	2,490	2,391,223
3.96%, 03/02/28	1,103	1,049,723
4.05%, 09/11/28	1,157	1,099,007
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(d)	985	936,112
4.15%, 03/07/39(a)	683	590,490
4.29%, 07/26/38(a)	606	536,090
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(d)	660	607,910
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(d)	2,085	2,040,696
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(d)	2,395	2,372,639
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(d)	1,900	1,844,510
5.24%, 04/19/29, (1-year CMT + 1.700%)(d)	1,105	1,091,335
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(d)	1,350	1,337,281
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(d)	1,240	1,222,110
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)(d)	1,795	1,787,399
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(d)	1,450	1,435,009
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(d)	911	905,108
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(d)	785	778,663
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(d)	470	467,690
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(d)	2,435	2,427,877
Mizuho Bank Ltd., 3.60%, 09/25/24(a)(b)	360	351,859
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(d)	1,764	1,561,235
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(d)	1,573	1,396,553
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(d)	800	623,262
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(d)	883	682,677
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(d)	1,312	1,042,706
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(d)	795	743,308
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(d)	631	489,048
2.56%, 09/13/25 (Call 09/13/24), (3-mo. SOFR + 1.362%)(d)	1,630	1,570,611
2.56%, 09/13/31	1,365	1,061,150

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(d)	$680	$557,536
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(d)	860	809,993
2.84%, 09/13/26(a)	1,119	1,030,723
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(d)	690	584,653
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(d)	984	850,888
3.17%, 09/11/27	1,060	970,895
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(d)	850	746,786
3.48%, 04/12/26(a)(b)	1,840	1,745,262
3.66%, 02/28/27	946	891,028
4.02%, 03/05/28	1,115	1,050,859
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(d)	1,150	1,074,554
4.35%, 10/20/25(b)	685	657,366
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(d)	1,225	1,214,635
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(d)	1,200	1,196,786
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(d)	987	977,864
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(d)	910	901,741
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(d)	1,190	1,183,617
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(d)	1,570	1,554,722
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(d)	1,795	1,797,913
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(d)	3,195	2,866,362
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(d)	3,070	2,895,262
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(d)	3,305	2,934,285
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(d)	4,145	3,718,642
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(d)	3,024	2,325,469
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(d)	2,459	1,896,075
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(d)	2,944	2,774,568
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(d)	4,075	3,205,519
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(d)	2,970	2,679,290
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(d)	3,810	2,873,369
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(d)	2,980	2,372,986
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(d)	2,140	2,038,377
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(d)	4,171	3,510,630

Security	Par (000)	Value

Banks (continued)
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(d)	$2,768	$1,755,462
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(d)	3,100	2,539,301
3.13%, 07/27/26(a)	3,829	3,583,132
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	2,654	1,954,837
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(d)	3,502	3,239,777
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(d)	3,295	2,928,028
3.63%, 01/20/27	3,526	3,331,552
3.70%, 10/23/24	2,514	2,460,417
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(d)	3,677	3,410,535
3.88%, 01/27/26	2,927	2,817,202
3.95%, 04/23/27	2,525	2,381,774
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(d)	2,761	2,304,708
4.00%, 07/23/25	2,328	2,258,124
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(d)	2,875	2,748,656
4.30%, 01/27/45	3,478	2,954,962
4.35%, 09/08/26	2,653	2,554,712
4.38%, 01/22/47	2,847	2,436,024
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(d)	3,710	3,523,211
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	1,577	1,388,467
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(d)	3,630	3,554,109
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(d)	2,325	2,202,469
5.00%, 11/24/25	2,070	2,038,652
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(d)	1,815	1,795,717
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(d)	3,310	3,244,232
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(d)	3,570	3,501,563
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	4,005	3,890,130
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(d)	2,495	2,322,396
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(d)	750	737,416
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(d)	825	820,158
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(d)	2,470	2,485,980
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(d)	2,510	2,440,715
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(d)	1,660	1,671,995
6.25%, 08/09/26	1,560	1,594,638
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(d)	2,630	2,697,808
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(d)	3,715	3,892,016
6.38%, 07/24/42	2,303	2,515,993
7.25%, 04/01/32	1,358	1,544,795

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)(d)	$1,204	$1,132,958
Morgan Stanley Bank NA
4.75%, 04/21/26	1,905	1,880,331
5.48%, 07/16/25 (Call 06/16/25)	1,100	1,101,514
MUFG Bank Ltd.
3.25%, 09/08/24(b)	475	463,134
4.70%, 03/10/44(a)(b)	300	265,970
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,445	1,370,880
1.89%, 01/12/27(b)	1,620	1,460,445
2.33%, 08/21/30(b)	2,295	1,788,471
2.65%, 01/14/41(a)(b)	940	571,891
2.99%, 05/21/31(b)	1,022	815,640
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(b)(d)	1,842	1,440,665
3.50%, 01/10/27(b)	1,025	971,835
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(d)	2,066	1,786,873
6.43%, 01/12/33(a)(b)	1,080	1,092,523
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,253	1,164,603
3.38%, 01/14/26	1,442	1,382,592
3.50%, 06/09/25(a)	560	543,045
3.91%, 06/09/27	880	841,516
4.90%, 06/13/28	1,130	1,116,593
4.94%, 01/12/28	1,375	1,365,015
4.97%, 01/12/26(a)	1,253	1,245,700
5.20%, 05/13/25	640	638,423
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	510	461,938
1.50%, 04/23/25 (Call 03/23/25)(b)	2,082	1,958,084
5.00%, 05/30/28 (Call 04/30/28)(b)	635	631,034
5.05%, 11/21/24(b)	600	596,888
5.10%, 11/21/27 (Call 10/21/27)(a)(b)	975	972,672
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(d)	1,685	1,495,888
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)(d)	1,435	1,106,976
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(d)	827	745,660
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(d)	1,000	954,248
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(d)	1,435	1,316,557
4.80%, 04/05/26	1,633	1,589,914
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(d)	1,988	1,894,561
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(d)	2,281	2,172,587
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(d)	540	530,380
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)(d)	1,440	1,428,074
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(d)	1,320	1,312,163
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(d)	860	856,043

Security	Par (000)	Value

Banks (continued)
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(d)	$1,896	$1,952,083
NatWest Markets PLC
1.60%, 09/29/26(b)	1,745	1,541,144
3.48%, 03/22/25(b)	960	926,398
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(b)(d)	215	190,812
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(d)(e)	429	394,680
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(d)(e)	185	160,927
NongHyup Bank
0.88%, 07/28/24(b)	100	95,737
1.25%, 07/28/26(b)	75	66,474
4.25%, 07/06/27(b)	50	48,229
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	1,312	1,191,376
1.50%, 09/30/26(a)(b)	1,830	1,615,258
3.60%, 06/06/25(b)	888	857,114
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)(d)	1,117	1,020,731
4.75%, 09/22/25(a)(b)	690	680,682
5.38%, 09/22/27(b)	985	976,282
Norinchukin Bank (The)
1.28%, 09/22/26(b)	755	664,640
2.08%, 09/22/31(a)(b)	945	754,440
4.87%, 09/14/27(a)(b)	1,020	1,000,300
5.07%, 09/14/32(a)(b)	812	807,115
Series 144A, 5.43%, 03/09/28(a)(b)	995	999,355
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	1,551	1,277,647
3.15%, 05/03/29 (Call 02/03/29)	669	607,876
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(d)	468	418,066
3.65%, 08/03/28 (Call 05/03/28)(a)	439	413,085
3.95%, 10/30/25	1,095	1,060,104
4.00%, 05/10/27 (Call 04/10/27)	1,277	1,226,353
6.13%, 11/02/32 (Call 08/02/32)(a)	1,285	1,311,992
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(b)(d)	1,030	948,342
PNC Bank NA
2.70%, 10/22/29	1,010	847,281
2.95%, 02/23/25 (Call 01/24/25)	787	754,989
3.10%, 10/25/27 (Call 09/25/27)	1,746	1,592,782
3.25%, 06/01/25 (Call 05/02/25)	1,285	1,227,664
3.25%, 01/22/28 (Call 12/23/27)	790	722,888
3.30%, 10/30/24 (Call 09/30/24)	497	483,440
3.88%, 04/10/25 (Call 03/10/25)	945	912,699
4.05%, 07/26/28	1,710	1,582,637
4.20%, 11/01/25 (Call 10/02/25)	825	794,876
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	917	813,091
2.20%, 11/01/24 (Call 10/02/24)	928	890,654
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(d)	855	688,536
2.55%, 01/22/30 (Call 10/24/29)	2,579	2,163,178
2.60%, 07/23/26 (Call 05/23/26)	1,088	1,010,242
3.15%, 05/19/27 (Call 04/19/27)	749	694,524
3.45%, 04/23/29 (Call 01/23/29)	1,720	1,552,070

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(d)	$384	$347,683
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	1,605	1,575,618
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(d)	2,135	2,022,268
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(d)	1,545	1,522,239
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(d)	1,301	1,290,338
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(d)	985	980,974
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(d)	1,056	1,054,984
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)(d)	1,235	1,249,168
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(d)	2,225	2,260,294
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	805	791,241
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	828	686,515
2.25%, 05/18/25 (Call 04/18/25)	805	752,193
7.38%, 12/10/37	349	369,397
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	53,524
Royal Bank of Canada
0.75%, 10/07/24	1,280	1,213,442
0.88%, 01/20/26(a)	1,561	1,404,656
1.15%, 06/10/25	2,172	2,011,404
1.15%, 07/14/26	1,732	1,540,863
1.20%, 04/27/26	2,042	1,829,875
1.40%, 11/02/26	1,600	1,417,527
1.60%, 01/21/25	1,387	1,314,848
2.05%, 01/21/27(a)	585	525,878
2.25%, 11/01/24	1,659	1,595,084
2.30%, 11/03/31	2,050	1,648,439
3.38%, 04/14/25	1,235	1,194,716
3.63%, 05/04/27	1,186	1,118,095
3.88%, 05/04/32	1,033	938,031
4.24%, 08/03/27	2,027	1,950,906
4.65%, 01/27/26	1,872	1,836,084
4.88%, 01/12/26	1,230	1,215,067
4.90%, 01/12/28(a)	1,195	1,177,572
4.95%, 04/25/25	910	900,145
5.00%, 02/01/33	1,865	1,807,862
5.00%, 05/02/33	1,075	1,040,112
5.20%, 07/20/26	1,300	1,294,850
5.20%, 08/01/28	1,015	1,008,015
5.66%, 10/25/24	340	340,062
6.00%, 11/01/27	1,450	1,484,300
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(d)	1,355	1,188,044
3.24%, 10/05/26 (Call 08/05/26)	1,065	975,152
3.45%, 06/02/25 (Call 05/02/25)	1,068	1,019,031
4.40%, 07/13/27 (Call 04/14/27)	1,267	1,199,658
4.50%, 07/17/25 (Call 04/17/25)(a)	1,238	1,208,045
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(d)	730	723,191
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(d)	1,120	1,113,584

Security	Par (000)	Value

Banks (continued)
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(d)	$484	$481,877
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(d)	1,182	1,072,880
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(d)	1,530	1,346,632
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(d)	1,325	1,165,663
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)(d)	960	768,069
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(d)	1,230	1,112,678
4.75%, 09/15/25(b)	20	19,287
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(d)	1,120	1,128,820
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(d)	1,345	1,361,891
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	50	43,983
3.75%, 09/20/27(b)	200	183,844
4.00%, 04/23/29(b)	497	449,779
4.38%, 04/13/32(b)	590	527,655
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	181,330
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(b)(d)(e)	366	321,311
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	910	825,320
1.20%, 09/09/26(b)	235	205,836
1.40%, 11/19/25(a)(b)	195	177,707
3.70%, 06/09/25(a)(b)	1,095	1,058,639
Societe Generale SA
1.38%, 07/08/25(b)	200	184,064
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(b)(d)	2,435	2,181,965
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(b)(d)	1,849	1,640,172
2.23%, 01/21/26 (Call 01/21/25), (1-year CMT + 1.050%)(b)(d)	1,895	1,782,736
2.63%, 10/16/24(b)	990	952,462
2.63%, 01/22/25(b)	1,883	1,791,342
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(b)(d)	1,620	1,451,149
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(b)(d)	1,930	1,518,828
3.00%, 01/22/30(a)(b)	1,238	1,033,902
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(d)	760	613,037
3.63%, 03/01/41(b)	1,480	955,303
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(b)(d)	671	542,124
4.00%, 01/12/27(a)(b)	1,110	1,038,781
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(b)(d)	1,160	773,126
4.25%, 04/14/25(b)	1,675	1,614,399
4.25%, 08/19/26(b)	1,142	1,075,761
4.35%, 06/13/25(b)	315	306,772
4.68%, 06/15/27(a)(b)	505	489,179
4.75%, 11/24/25(a)(b)	690	663,852

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 09/14/28(a)(b)	$675	$641,173
5.63%, 11/24/45(a)(b)	370	306,450
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(b)(d)	1,962	1,843,283
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(b)(d)	1,380	1,386,456
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(b)(d)	905	911,416
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(a)(b)(d)	1,795	1,828,291
7.37%, 01/10/53(b)	1,370	1,329,493
Standard Chartered Bank, 8.00%, 05/30/31(b)	2,035	2,163,674
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(b)(d)	1,065	953,121
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(b)(d)	1,377	1,300,960
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(b)(d)	1,480	1,321,415
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(d)	1,005	789,334
2.82%, 01/30/26 (Call 01/30/25), (3-mo. LIBOR US + 1.209%)(b)(d)	2,196	2,090,575
3.20%, 04/17/25(a)(b)	945	906,322
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(d)	1,981	1,559,975
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(b)(d)	1,315	1,043,925
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(b)(d)	1,165	1,124,123
4.05%, 04/12/26(a)(b)	1,102	1,056,941
4.30%, 02/19/27(a)(b)	405	381,915
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(d)	760	692,691
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(b)(d)	1,790	1,661,156
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(b)(d)	950	865,037
5.30%, 01/09/43(a)(b)	625	533,796
5.70%, 03/26/44(a)(b)	1,526	1,382,667
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(b)(d)	1,120	1,123,140
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(b)(d)	1,585	1,588,312
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(b)(d)	1,730	1,746,621
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(b)(d)	1,335	1,332,393
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.45%)(b)(d)	1,110	1,175,566
7.78%, 11/16/25 (Call 11/16/24), (1-year CMT + 3.100%)(a)(b)(d)	1,774	1,814,003
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)(d)	678	608,505
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(d)	422	398,766
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(d)	785	712,520
2.20%, 03/03/31	1,302	1,037,239

Security	Par (000)	Value

Banks (continued)
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(d)	$1,184	$1,136,875
2.40%, 01/24/30	792	676,055
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)(d)	1,188	974,503
2.65%, 05/19/26(a)	1,015	955,767
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(d)	726	695,236
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(d)	880	756,436
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(d)	485	426,280
3.30%, 12/16/24	1,016	985,815
3.55%, 08/18/25	937	904,560
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)(d)	764	732,371
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(d)	815	740,197
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(d)	530	493,016
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(d)	1,120	1,062,691
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(d)	290	286,146
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(d)	760	753,267
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(d)	670	650,304
5.27%, 08/03/26 (Call 07/03/26)	1,080	1,080,211
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(d)	605	606,252
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(d)	590	599,065
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,693	1,521,295
1.40%, 09/17/26(a)	2,600	2,300,635
1.47%, 07/08/25	2,150	1,990,493
1.71%, 01/12/31	1,100	847,031
1.90%, 09/17/28	2,480	2,085,153
2.13%, 07/08/30	1,710	1,377,298
2.14%, 09/23/30	1,004	793,880
2.17%, 01/14/27	765	686,153
2.22%, 09/17/31	955	754,169
2.30%, 01/12/41	435	285,458
2.35%, 01/15/25	1,385	1,322,013
2.45%, 09/27/24	1,361	1,313,953
2.47%, 01/14/29(a)	1,047	897,815
2.63%, 07/14/26	1,491	1,376,522
2.72%, 09/27/29(a)	675	574,709
2.75%, 01/15/30	1,445	1,228,781
2.93%, 09/17/41(a)	475	329,625
3.01%, 10/19/26	687	637,228
3.04%, 07/16/29(a)	2,955	2,580,439
3.05%, 01/14/42(a)	405	297,298
3.20%, 09/17/29(a)	671	587,694
3.35%, 10/18/27	675	620,871
3.36%, 07/12/27	798	741,066
3.45%, 01/11/27	1,739	1,626,756
3.54%, 01/17/28	1,306	1,204,526
3.78%, 03/09/26	2,580	2,473,050

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.94%, 07/19/28	$829	$774,315
4.31%, 10/16/28	854	814,060
5.46%, 01/13/26	1,215	1,211,120
5.52%, 01/13/28	1,985	1,984,246
5.71%, 01/13/30	1,580	1,588,643
5.77%, 01/13/33	2,450	2,485,072
5.78%, 07/13/33(a)	705	715,317
5.80%, 07/13/28(a)	645	652,638
5.85%, 07/13/30(a)	900	910,944
5.88%, 07/13/26	710	715,595
6.18%, 07/13/43	1,225	1,231,129
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	680	645,046
1.05%, 09/12/25(b)	1,274	1,159,161
1.35%, 09/16/26(b)	1,018	898,996
1.55%, 03/25/26(b)	1,430	1,292,540
2.55%, 03/10/25(a)(b)	425	404,776
2.80%, 03/10/27(b)	940	861,635
4.80%, 09/15/25(b)	400	392,580
4.95%, 09/15/27(b)	705	695,169
5.50%, 03/09/28(a)(b)	1,000	1,003,778
5.65%, 03/09/26(b)	1,745	1,747,037
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(d)	1,155	1,020,164
3.65%, 06/10/25(b)	990	956,288
3.95%, 06/10/27(b)	1,230	1,167,769
5.25%, 06/15/26(b)	25	24,840
5.50%, 06/15/28(b)	280	275,861
Swedbank AB
1.54%, 11/16/26(b)	1,390	1,227,565
3.36%, 04/04/25(b)	945	909,533
5.34%, 09/20/27(b)	1,095	1,075,935
5.47%, 06/15/26(b)	730	726,269
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	1,110	1,072,920
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	904	855,078
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	720	667,402
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	585	567,605
Toronto-Dominion Bank (The)
0.70%, 09/10/24	575	546,910
0.75%, 09/11/25	1,646	1,499,944
0.75%, 01/06/26	1,475	1,324,489
1.15%, 06/12/25	880	816,081
1.20%, 06/03/26	1,780	1,587,138
1.25%, 12/13/24	900	851,658
1.25%, 09/10/26	1,980	1,754,703
1.45%, 01/10/25	800	758,229
1.95%, 01/12/27	1,535	1,377,900
2.00%, 09/10/31	988	782,985
2.45%, 01/12/32	1,145	924,967
2.80%, 03/10/27	1,775	1,628,172
3.20%, 03/10/32	1,641	1,397,964
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(d)	2,322	2,167,706
3.77%, 06/06/25	1,955	1,897,816
4.11%, 06/08/27	2,375	2,268,174
4.29%, 09/13/24	640	630,417
4.46%, 06/08/32	2,700	2,514,991
4.69%, 09/15/27	2,240	2,184,767

Security	Par (000)	Value

Banks (continued)
5.10%, 01/09/26(a)	$555	$550,605
5.16%, 01/10/28	1,665	1,649,372
5.52%, 07/17/28	1,200	1,205,922
5.53%, 07/17/26	1,450	1,453,200
8.13%, 10/31/82 (Call 10/31/27), (5-year CMT + 4.075%)(d)	93	93,467
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,820	1,697,521
2.15%, 12/06/24 (Call 11/05/24)	932	888,827
2.25%, 03/11/30 (Call 12/11/29)	1,578	1,253,819
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(d)	830	772,166
3.30%, 05/15/26 (Call 04/15/26)	1,267	1,177,208
3.63%, 09/16/25 (Call 08/16/25)	1,654	1,567,774
3.80%, 10/30/26 (Call 09/30/26)	1,225	1,131,777
4.05%, 11/03/25 (Call 09/03/25)	890	854,731
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	940	794,750
1.20%, 08/05/25 (Call 07/03/25)(a)	647	593,626
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(d)	1,728	1,543,203
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)(d)	1,226	1,022,513
1.95%, 06/05/30 (Call 03/05/30)	1,110	882,262
2.85%, 10/26/24 (Call 09/26/24)	849	819,185
3.70%, 06/05/25 (Call 05/05/25)	820	789,417
3.88%, 03/19/29 (Call 02/16/29)(a)	1,031	921,497
4.00%, 05/01/25 (Call 03/01/25)	1,172	1,135,093
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(d)	1,080	1,017,983
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(d)	1,232	1,190,138
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(d)	1,820	1,746,071
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(d)	1,320	1,176,623
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(d)	1,510	1,416,371
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(d)	1,050	1,040,358
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)(d)	1,010	1,007,257
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(d)	1,020	1,019,287
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(d)	155	155,954
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	1,774	1,345,067
1.45%, 05/12/25 (Call 04/11/25)	1,754	1,640,266
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(d)	1,535	1,369,859
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(d)	1,700	1,252,826
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(d)	1,552	1,235,752
3.00%, 07/30/29 (Call 04/30/29)	1,422	1,218,422
3.10%, 04/27/26 (Call 03/27/26)(a)	1,351	1,267,838
3.60%, 09/11/24 (Call 08/11/24)(a)	677	662,427
3.90%, 04/26/28 (Call 03/24/28)	1,083	1,016,401
3.95%, 11/17/25 (Call 10/17/25)	1,227	1,188,642

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(d)	$1,989	$1,900,625
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(d)	1,835	1,752,115
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(d)	2,435	2,258,338
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(d)	1,915	1,746,574
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(d)	1,072	1,071,681
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(d)	925	922,980
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(d)	885	884,177
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(d)	1,860	1,852,514
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	1,494	1,377,341
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,688	1,564,395
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	1,339	1,273,236
2.80%, 01/27/25 (Call 12/27/24)(a)	961	922,384
UBS AG/London
1.25%, 06/01/26(a)(b)	1,805	1,620,616
1.38%, 01/13/25 (Call 12/13/24)(b)	1,132	1,066,199
4.50%, 06/26/48(a)(b)	1,160	1,031,922
UBS AG/Stamford CT, 7.50%, 07/15/25(a)	555	566,666
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(b)(d)	2,530	2,249,332
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(b)(d)	1,950	1,742,551
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(b)(d)	2,375	2,088,427
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(b)(d)	2,157	1,662,893
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(b)(d)	2,267	2,111,591
2.59%, 09/11/25 (Call 09/11/24), (1-day SOFR + 1.560%)(b)(d)	2,320	2,236,975
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(b)(d)	2,135	1,681,901
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(b)(d)	2,045	1,753,009
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(b)(d)	1,875	1,303,240
3.75%, 03/26/25	1,635	1,579,457
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(b)(d)	2,932	2,695,421
4.13%, 09/24/25(b)	2,409	2,324,060
4.13%, 04/15/26(b)	2,385	2,288,570
4.25%, 03/23/28 (Call 03/23/27)(b)	1,900	1,777,591
4.28%, 01/09/28 (Call 01/09/27)(b)	2,557	2,391,981
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(b)(d)	1,300	1,262,642
4.55%, 04/17/26	2,365	2,288,787
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(b)(d)	1,750	1,696,500
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)(d)	1,620	1,555,390
4.88%, 05/15/45	2,148	1,913,702

Security	Par (000)	Value

Banks (continued)
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(b)(d)	$2,060	$1,919,757
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(b)(d)	2,060	2,051,661
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(b)(d)	2,980	2,994,093
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(b)(d)	1,795	1,802,469
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(b)(d)	1,645	1,675,075
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(b)(d)	1,196	1,062,394
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(b)(d)	1,124	1,030,839
3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(b)(d)	1,322	1,045,231
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	70	63,211
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(b)(d)	1,237	1,152,997
Wachovia Corp.
5.50%, 08/01/35	1,465	1,414,123
6.61%, 10/01/25	185	186,483
7.50%, 04/15/35(a)	896	1,000,001
7.57%, 08/01/26(c)	665	695,495
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	290	253,110
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(d)	3,738	3,534,151
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(d)	3,483	3,275,471
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(d)	3,645	3,243,298
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(d)	3,479	3,336,047
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(d)	3,846	3,210,083
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(d)	4,410	3,773,848
3.00%, 02/19/25	2,122	2,040,754
3.00%, 04/22/26	3,040	2,849,568
3.00%, 10/23/26	4,137	3,831,876
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	4,564	3,266,890
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(d)	2,595	2,425,966
3.30%, 09/09/24	1,728	1,687,180
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(d)	4,860	4,092,674
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(d)	4,620	4,298,553
3.55%, 09/29/25	3,034	2,910,811
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(d)	3,615	3,356,111
3.90%, 05/01/45	2,430	1,902,145
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(d)	3,760	3,635,093
4.10%, 06/03/26	2,586	2,480,826

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 01/24/29 (Call 10/24/28)	$3,372	$3,180,222
4.30%, 07/22/27(a)	2,608	2,497,385
4.40%, 06/14/46	2,431	1,927,020
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(d)	2,580	2,413,729
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(d)	2,052	2,003,725
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	4,020	3,401,138
4.65%, 11/04/44	2,168	1,793,535
4.75%, 12/07/46	2,460	2,045,189
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(d)	3,820	3,705,307
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(d)	5,046	4,747,968
4.90%, 11/17/45	2,400	2,060,396
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	6,589	5,949,706
5.38%, 02/07/35(a)	635	618,794
5.38%, 11/02/43	2,339	2,153,945
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	3,750	3,652,528
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(d)	3,840	3,789,492
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(d)	2,940	2,927,824
5.61%, 01/15/44	3,076	2,895,485
5.95%, 12/01/86	376	362,274
Series B, 7.95%, 11/15/29	300	327,508
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	2,650	2,658,400
5.55%, 08/01/25 (Call 07/01/25)	2,000	2,004,120
5.85%, 02/01/37	1,620	1,616,258
5.95%, 08/26/36	820	811,345
6.60%, 01/15/38	1,700	1,798,228
Westpac Banking Corp.
1.02%, 11/18/24	600	568,665
1.15%, 06/03/26	2,547	2,287,879
1.95%, 11/20/28	1,692	1,455,364
2.15%, 06/03/31	1,278	1,048,013
2.35%, 02/19/25	1,473	1,413,156
2.65%, 01/16/30(a)	1,305	1,137,571
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(d)	1,629	1,252,028
2.70%, 08/19/26(a)	1,611	1,503,495
2.85%, 05/13/26	2,318	2,186,218
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(d)	2,558	2,415,750
2.96%, 11/16/40	1,061	689,549
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(d)	1,437	1,100,844
3.13%, 11/18/41	1,300	848,820
3.35%, 03/08/27	1,569	1,480,118
3.40%, 01/25/28(a)	1,244	1,169,618
3.74%, 08/26/25	152	147,601
4.04%, 08/26/27(a)	235	228,311
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(d)	1,592	1,394,695
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(d)	1,868	1,744,479
4.42%, 07/24/39	1,083	872,418

Security	Par (000)	Value

Banks (continued)
5.35%, 10/18/24	$50	$49,906
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(d)	1,519	1,428,643
5.46%, 11/18/27	2,230	2,263,317
Westpac New Zealand Ltd., 4.90%, 02/15/28(b)	740	722,757
Wintrust Financial Corp., 4.85%, 06/06/29	457	406,098
Woori Bank, 5.13%, 08/06/28(b)	355	343,257
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	770	604,841

		2,010,057,096

Beverages — 1.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	6,010	5,752,228
4.90%, 02/01/46 (Call 08/01/45)(a)	11,050	10,279,252
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	115	96,127
4.63%, 02/01/44(a)	1,070	971,563
4.70%, 02/01/36 (Call 08/01/35)(a)	1,340	1,282,527
4.90%, 02/01/46 (Call 08/01/45)	2,053	1,909,801
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,247	2,066,589
3.65%, 02/01/26 (Call 11/01/25)	3,595	3,473,074
4.00%, 04/13/28 (Call 01/13/28)	3,231	3,111,394
4.35%, 06/01/40 (Call 12/01/39)	1,204	1,077,105
4.38%, 04/15/38 (Call 10/15/37)	1,655	1,515,380
4.44%, 10/06/48 (Call 04/06/48)	2,238	1,960,750
4.50%, 06/01/50 (Call 12/01/49)	970	865,596
4.60%, 04/15/48 (Call 10/15/47)	2,600	2,341,579
4.60%, 06/01/60 (Call 12/01/59)	405	353,128
4.75%, 01/23/29 (Call 10/23/28)	4,006	3,969,144
4.75%, 04/15/58 (Call 10/15/57)	665	595,259
4.90%, 01/23/31 (Call 10/23/30)	369	370,532
4.95%, 01/15/42	2,038	1,944,476
5.45%, 01/23/39 (Call 07/23/38)	2,864	2,907,296
5.55%, 01/23/49 (Call 07/23/48)	5,035	5,157,385
5.80%, 01/23/59 (Call 07/23/58)	2,922	3,063,989
5.88%, 06/15/35(a)	245	260,364
6.63%, 08/15/33	887	979,689
8.00%, 11/15/39	1,386	1,715,570
8.20%, 01/15/39	1,454	1,858,330
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	450	414,566
4.45%, 05/15/25 (Call 03/15/25)(b)	1,205	1,174,155
4.70%, 05/15/28 (Call 02/15/28)(b)	980	946,679
5.15%, 05/15/38 (Call 11/15/37)(b)	920	844,305
5.30%, 05/15/48 (Call 11/15/47)(b)	1,180	1,083,306
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(b)	395	386,833
5.40%, 06/15/33 (Call 03/15/33)(b)	152	148,066
5.90%, 06/15/43 (Call 12/15/42)(b)	25	24,582
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	565	443,103
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	621	602,637
3.75%, 01/15/43 (Call 07/15/42)	470	364,826
4.00%, 04/15/38 (Call 10/15/37)	335	290,498
4.50%, 07/15/45 (Call 01/15/45)(a)	704	629,448
4.75%, 04/15/33 (Call 01/15/33)	775	767,088
Coca-Cola Co. (The)
1.00%, 03/15/28	1,595	1,367,379

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
1.38%, 03/15/31	$2,416	$1,906,674
1.45%, 06/01/27	1,573	1,404,474
1.50%, 03/05/28	640	560,829
1.65%, 06/01/30	1,895	1,561,479
1.75%, 09/06/24	1,053	1,014,905
2.00%, 03/05/31(a)	799	664,714
2.13%, 09/06/29	1,334	1,165,462
2.25%, 01/05/32	1,040	872,821
2.50%, 06/01/40	1,586	1,146,245
2.50%, 03/15/51(a)	1,430	925,297
2.60%, 06/01/50	1,461	972,015
2.75%, 06/01/60(a)	1,297	843,073
2.88%, 05/05/41	1,392	1,052,572
2.90%, 05/25/27	927	871,458
3.00%, 03/05/51(a)	1,670	1,206,841
3.38%, 03/25/27	1,395	1,336,505
3.45%, 03/25/30	1,568	1,458,286
4.20%, 03/25/50	895	805,495
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	430	415,660
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	872	770,527
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	975	740,684
2.75%, 01/22/30 (Call 10/22/29)	1,280	1,109,755
5.25%, 11/26/43	455	443,213
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	1,497	1,203,133
2.88%, 05/01/30 (Call 02/01/30)	1,038	895,712
3.15%, 08/01/29 (Call 05/01/29)	803	717,452
3.50%, 05/09/27 (Call 02/09/27)	658	619,188
3.60%, 02/15/28 (Call 11/15/27)	1,000	932,471
3.70%, 12/06/26 (Call 09/06/26)	820	781,327
3.75%, 05/01/50 (Call 11/01/49)	725	551,735
4.10%, 02/15/48 (Call 08/15/47)	731	580,350
4.35%, 05/09/27 (Call 04/09/27)(a)	520	503,497
4.40%, 11/15/25 (Call 09/15/25)	1,227	1,200,553
4.50%, 05/09/47 (Call 11/09/46)	657	547,940
4.65%, 11/15/28 (Call 08/15/28)(a)	717	697,027
4.75%, 11/15/24	646	640,105
4.75%, 12/01/25	750	739,535
4.75%, 05/09/32 (Call 02/09/32)(a)	580	555,956
4.90%, 05/01/33	940	906,309
5.25%, 11/15/48 (Call 05/15/48)	569	531,575
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,020	941,737
2.00%, 04/29/30 (Call 01/29/30)	610	508,949
2.13%, 10/24/24 (Call 09/24/24)	740	712,065
2.13%, 04/29/32 (Call 01/29/32)	745	598,649
2.38%, 10/24/29 (Call 07/24/29)	1,218	1,052,161
3.88%, 05/18/28 (Call 02/18/28)(a)	630	605,924
3.88%, 04/29/43 (Call 10/29/42)	480	394,389
5.20%, 10/24/25	783	783,286
5.30%, 10/24/27 (Call 09/24/27)	1,060	1,072,156
5.50%, 01/24/33 (Call 10/24/32)	1,240	1,287,401
5.88%, 09/30/36	508	536,354
Diageo Investment Corp.
4.25%, 05/11/42(a)	613	533,347
7.45%, 04/15/35	190	226,879

Security	Par (000)	Value

Beverages (continued)
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	$1,372	$1,294,559
4.00%, 10/01/42(a)(b)	706	568,353
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	510	422,919
JDE Peet’s NV
0.80%, 09/24/24 (Call 10/02/23)(b)	515	485,358
1.38%, 01/15/27 (Call 12/15/26)(b)	1,283	1,114,279
2.25%, 09/24/31 (Call 06/24/31)(b)	915	703,582
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	984	801,200
2.55%, 09/15/26 (Call 06/15/26)(a)	477	440,330
3.20%, 05/01/30 (Call 02/01/30)(a)	856	758,917
3.35%, 03/15/51 (Call 09/15/50)	754	517,853
3.40%, 11/15/25 (Call 08/15/25)	856	818,710
3.43%, 06/15/27 (Call 03/15/27)	627	589,346
3.80%, 05/01/50 (Call 11/01/49)	980	744,354
3.95%, 04/15/29 (Call 02/15/29)(a)	835	786,342
4.05%, 04/15/32 (Call 01/15/32)(a)	975	893,710
4.42%, 05/25/25 (Call 03/25/25)	631	618,783
4.42%, 12/15/46 (Call 06/15/46)	578	478,367
4.50%, 11/15/45 (Call 05/15/45)	654	557,850
4.50%, 04/15/52 (Call 10/15/51)(a)	1,362	1,159,410
4.60%, 05/25/28 (Call 02/25/28)	1,165	1,137,973
5.09%, 05/25/48 (Call 11/25/47)	405	373,816
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,614	2,449,309
4.20%, 07/15/46 (Call 01/15/46)	1,750	1,386,882
5.00%, 05/01/42	1,822	1,647,348
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	872	693,259
1.63%, 05/01/30 (Call 02/01/30)	1,429	1,175,636
1.95%, 10/21/31 (Call 07/21/31)	1,440	1,175,316
2.25%, 03/19/25 (Call 02/19/25)	1,721	1,646,744
2.38%, 10/06/26 (Call 07/06/26)	1,151	1,078,554
2.63%, 03/19/27 (Call 01/19/27)	895	834,192
2.63%, 07/29/29 (Call 04/29/29)(a)	1,359	1,217,625
2.63%, 10/21/41 (Call 04/21/41)	1,315	954,695
2.75%, 04/30/25 (Call 01/30/25)	1,291	1,240,836
2.75%, 03/19/30 (Call 12/19/29)	1,649	1,467,603
2.75%, 10/21/51 (Call 04/21/51)	1,582	1,069,522
2.85%, 02/24/26 (Call 11/24/25)	1,023	974,126
2.88%, 10/15/49 (Call 04/15/49)	1,585	1,120,595
3.00%, 10/15/27 (Call 07/15/27)	1,817	1,709,097
3.38%, 07/29/49 (Call 01/29/49)	506	389,377
3.45%, 10/06/46 (Call 04/06/46)	1,352	1,072,339
3.50%, 07/17/25 (Call 04/17/25)	970	942,571
3.50%, 03/19/40 (Call 09/19/39)	365	299,865
3.60%, 02/18/28 (Call 01/18/28)	920	881,310
3.60%, 08/13/42(a)	85	70,362
3.63%, 03/19/50 (Call 09/19/49)	1,402	1,127,731
3.88%, 03/19/60 (Call 09/19/59)	565	461,827
3.90%, 07/18/32 (Call 04/18/32)(a)	1,413	1,340,031
4.00%, 03/05/42	795	688,525
4.20%, 07/18/52 (Call 01/18/52)	887	787,130
4.25%, 10/22/44 (Call 04/22/44)(a)	145	125,682
4.45%, 05/15/28 (Call 04/15/28)(a)	865	861,838
4.45%, 02/15/33 (Call 11/15/32)(a)	830	825,814
4.45%, 04/14/46 (Call 10/14/45)	310	286,513
4.55%, 02/13/26 (Call 01/13/26)	790	785,665
4.60%, 07/17/45 (Call 01/17/45)	537	490,385

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.65%, 02/15/53 (Call 08/15/52)	$870	$832,983
4.88%, 11/01/40	930	908,972
7.00%, 03/01/29	732	814,123
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	1,095	925,591
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	1,215	938,564
2.75%, 10/01/50 (Call 04/01/50)(b)	465	286,399
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	850	813,446
5.50%, 01/15/42(a)(b)	1,020	1,004,110
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	737	706,652

		170,246,899

Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,606	1,369,975
1.90%, 02/21/25 (Call 01/21/25)	535	508,746
2.00%, 01/15/32 (Call 10/15/31)(a)	1,430	1,121,976
2.20%, 02/21/27 (Call 12/21/26)	2,108	1,915,946
2.30%, 02/25/31 (Call 11/25/30)	1,464	1,209,023
2.45%, 02/21/30 (Call 11/21/29)	1,513	1,287,075
2.60%, 08/19/26 (Call 05/19/26)	1,502	1,396,480
2.77%, 09/01/53 (Call 03/01/53)(a)	1,136	679,262
2.80%, 08/15/41 (Call 02/15/41)	1,450	1,000,121
3.00%, 02/22/29 (Call 12/22/28)	785	709,806
3.00%, 01/15/52 (Call 07/15/51)(a)	1,425	928,400
3.13%, 05/01/25 (Call 02/01/25)	1,303	1,253,483
3.15%, 02/21/40 (Call 08/21/39)	2,040	1,522,015
3.20%, 11/02/27 (Call 08/02/27)(a)	1,175	1,092,139
3.35%, 02/22/32 (Call 11/22/31)	1,140	995,144
3.38%, 02/21/50 (Call 08/21/49)(a)	2,359	1,650,605
4.05%, 08/18/29 (Call 06/18/29)	1,405	1,327,710
4.20%, 03/01/33 (Call 12/01/32)	760	699,698
4.20%, 02/22/52 (Call 08/22/51)	1,053	839,353
4.40%, 05/01/45 (Call 11/01/44)	2,677	2,252,488
4.40%, 02/22/62 (Call 08/22/61)	1,410	1,116,724
4.56%, 06/15/48 (Call 12/15/47)	1,630	1,387,193
4.66%, 06/15/51 (Call 12/15/50)	4,224	3,642,885
4.88%, 03/01/53 (Call 09/01/52)	1,065	945,136
4.95%, 10/01/41	981	896,515
5.15%, 03/02/28 (Call 02/02/28)	4,510	4,505,290
5.15%, 11/15/41 (Call 05/15/41)	1,180	1,103,175
5.25%, 03/02/25	3,400	3,385,518
5.25%, 03/02/30 (Call 01/02/30)	3,235	3,239,479
5.25%, 03/02/33 (Call 12/02/32)	4,975	4,949,132
5.51%, 03/02/26 (Call 03/02/24)	440	440,037
5.60%, 03/02/43 (Call 09/02/42)	3,370	3,306,714
5.65%, 06/15/42 (Call 12/15/41)	415	406,842
5.65%, 03/02/53 (Call 09/02/52)	5,095	5,050,905
5.75%, 03/15/40(a)	465	459,551
5.75%, 03/02/63 (Call 09/02/62)	3,309	3,267,785
6.38%, 06/01/37(a)	1,104	1,173,842
6.40%, 02/01/39	555	589,231
6.90%, 06/01/38(a)	75	80,007
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,200	1,166,479
5.25%, 06/23/45 (Call 12/23/44)	526	493,177
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	2,001	1,647,279
3.15%, 05/01/50 (Call 11/01/49)	2,361	1,541,469

Security	Par (000)	Value

Biotechnology (continued)
3.25%, 02/15/51 (Call 08/15/50)(a)	$831	$553,030
4.05%, 09/15/25 (Call 06/15/25)	2,343	2,272,355
5.20%, 09/15/45 (Call 03/15/45)	956	897,742
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	468	438,780
3.70%, 03/15/32 (Call 12/15/31)(a)	1,235	1,081,796
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	477	457,862
4.05%, 04/27/29 (Call 02/27/29)(a)(b)	665	630,151
4.25%, 04/27/32 (Call 01/27/32)(b)	965	905,287
4.63%, 04/27/42 (Call 10/27/41)(b)	245	221,090
4.75%, 04/27/52 (Call 10/27/51)(b)	1,700	1,527,921
4.95%, 04/27/62 (Call 10/27/61)(b)	635	566,174
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	982	844,449
1.65%, 10/01/30 (Call 07/01/30)(a)	1,443	1,159,280
2.60%, 10/01/40 (Call 04/01/40)(a)	1,396	975,293
2.80%, 10/01/50 (Call 04/01/50)(a)	2,132	1,372,021
2.95%, 03/01/27 (Call 12/01/26)	1,800	1,677,894
3.50%, 02/01/25 (Call 11/01/24)	1,058	1,029,863
3.65%, 03/01/26 (Call 12/01/25)	3,323	3,197,211
4.00%, 09/01/36 (Call 03/01/36)	1,741	1,536,849
4.15%, 03/01/47 (Call 09/01/46)	2,286	1,912,919
4.50%, 02/01/45 (Call 08/01/44)	2,038	1,791,653
4.60%, 09/01/35 (Call 03/01/35)	949	900,599
4.75%, 03/01/46 (Call 09/01/45)	2,338	2,128,887
4.80%, 04/01/44 (Call 10/01/43)	1,959	1,802,046
5.65%, 12/01/41 (Call 06/01/41)	1,163	1,186,060
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	1,014	813,684
5.75%, 12/13/27 (Call 11/13/27)	595	593,478
5.80%, 12/12/25 (Call 11/12/25)	990	989,556
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,554	1,236,745
2.80%, 09/15/50 (Call 03/15/50)	887	551,358
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,276	1,162,322
1.75%, 09/02/27 (Call 07/02/27)	1,484	1,280,333
2.15%, 09/02/31 (Call 06/02/31)	625	484,738
2.20%, 09/02/30 (Call 06/02/30)	1,248	994,664
3.30%, 09/02/40 (Call 03/02/40)	1,267	871,254
3.35%, 09/02/51 (Call 03/02/51)	770	477,681
3.55%, 09/02/50 (Call 03/02/50)(a)	1,341	876,725

		109,953,560

Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	799	760,043
2.49%, 02/15/27 (Call 12/15/26)	274	248,912
2.70%, 02/15/31 (Call 11/15/30)(a)	795	667,114
2.72%, 02/15/30 (Call 11/15/29)	2,999	2,571,445
3.38%, 04/05/40 (Call 10/05/39)	1,913	1,437,835
3.58%, 04/05/50 (Call 10/05/49)	2,246	1,608,639
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	548	512,558
3.95%, 04/04/28 (Call 01/04/28)(b)	1,397	1,321,475
4.50%, 04/04/48 (Call 10/04/47)(b)	800	657,202
CRH America Inc.
3.88%, 05/18/25 (Call 02/15/25)(b)	1,715	1,662,817
5.13%, 05/18/45 (Call 11/18/44)(b)	885	787,532
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	885	714,536

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	$1,211	$1,068,005
4.00%, 06/15/25 (Call 03/15/25)	835	808,745
4.00%, 03/25/32 (Call 12/25/31)	600	528,582
4.50%, 03/25/52 (Call 09/25/51)	625	481,430
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	863	859,570
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	200	166,500
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	285	275,602
6.88%, 09/29/39(b)	320	322,089
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	945	887,282
4.75%, 09/22/46 (Call 03/22/46)(a)(b)	435	355,710
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	995	959,043
4.50%, 02/15/47 (Call 08/15/46)	1,088	917,628
4.63%, 07/02/44 (Call 01/02/44)(a)	559	481,221
4.95%, 07/02/64 (Call 01/02/64)(c)	441	375,097
5.13%, 09/14/45 (Call 03/14/45)	47	43,225
6.00%, 01/15/36(a)	509	524,262
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	696	557,516
2.00%, 09/16/31 (Call 06/16/31)(a)	770	606,924
4.90%, 12/01/32 (Call 09/01/32)(a)	135	132,705
Lafarge SA, 7.13%, 07/15/36	448	490,877
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	661	609,296
1.70%, 08/01/27 (Call 06/01/27)	680	595,025
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,331	1,076,650
3.20%, 07/15/51 (Call 01/15/51)	1,405	942,548
3.45%, 06/01/27 (Call 03/01/27)	260	243,913
3.50%, 12/15/27 (Call 09/15/27)	486	454,479
4.25%, 12/15/47 (Call 06/15/47)	420	341,021
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	783	657,918
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(a)	929	790,618
2.00%, 10/01/30 (Call 07/01/30)	961	759,930
2.00%, 02/15/31 (Call 11/15/30)(a)	730	576,359
3.13%, 02/15/51 (Call 08/15/50)	357	219,236
3.50%, 11/15/27 (Call 08/15/27)(a)	622	577,700
4.50%, 05/15/47 (Call 11/15/46)(a)	649	507,433
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	875	827,366
3.88%, 06/01/30 (Call 03/01/30)	635	577,314
3.95%, 08/15/29 (Call 05/15/29)(a)	508	472,553
4.20%, 12/01/24 (Call 09/01/24)	534	523,818
4.30%, 07/15/47 (Call 01/15/47)	621	498,665
4.40%, 01/30/48 (Call 07/30/47)	706	572,877
7.00%, 12/01/36	289	314,132
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	218,146
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	640	639,307
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	754	707,375
4.30%, 02/21/48 (Call 08/21/47)(a)	210	172,301
5.75%, 06/15/43	499	499,895

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	$689	$659,261
3.55%, 11/01/24 (Call 08/01/24)	460	449,812
3.80%, 03/21/29 (Call 12/21/28)	814	759,640
4.50%, 03/21/49 (Call 09/21/48)	344	295,005
4.65%, 11/01/44 (Call 05/01/44)	761	651,277
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	550	444,022
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	280	296,069
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,370	1,226,783
3.90%, 04/01/27 (Call 01/01/27)	968	927,448
4.50%, 04/01/25 (Call 01/01/25)	712	699,865
4.50%, 06/15/47 (Call 12/15/46)(a)	586	496,371
4.70%, 03/01/48 (Call 09/01/47)	677	587,960
5.80%, 03/01/26 (Call 03/01/24)	60	60,102
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	365	360,625

		46,082,236

Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	993	852,768
2.50%, 09/27/26 (Call 06/27/26)(b)	1,652	1,548,324
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	822	623,415
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	757	702,181
1.85%, 05/15/27 (Call 03/15/27)(a)	1,243	1,118,915
2.05%, 05/15/30 (Call 02/15/30)(a)	1,196	1,009,466
2.70%, 05/15/40 (Call 11/15/39)	1,111	808,410
2.80%, 05/15/50 (Call 11/15/49)(a)	1,132	772,055
4.80%, 03/03/33 (Call 12/03/32)	925	919,194
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)(a)	455	439,782
5.05%, 06/01/32 (Call 03/01/32)(a)	1,065	1,002,512
5.45%, 12/01/44 (Call 06/01/44)(a)	130	118,274
5.65%, 06/01/52 (Call 12/01/51)(a)	665	602,706
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	507	413,628
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(b)	20	18,707
5.14%, 04/14/32 (Call 01/14/32)(b)	655	584,017
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	325	295,757
4.50%, 01/31/30(a)(b)	1,025	855,866
5.88%, 01/31/50(a)(b)	1,000	769,164
7.25%, 02/13/33 (Call 11/13/32)(b)	1,220	1,155,744
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	598	545,551
4.00%, 07/01/29 (Call 04/01/29)(a)	534	492,373
5.00%, 06/30/32 (Call 03/30/32)	700	659,128
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	800	699,247
6.05%, 03/15/25	1,121	1,121,939
6.17%, 07/15/27 (Call 06/15/27)	2,551	2,552,366
6.33%, 07/15/29 (Call 05/15/29)	1,285	1,277,291
6.35%, 11/15/28 (Call 10/15/28)	1,055	1,057,719
6.38%, 07/15/32 (Call 04/15/32)(a)	1,271	1,257,803
6.55%, 11/15/30 (Call 09/15/30)	1,235	1,235,608
6.70%, 11/15/33 (Call 08/15/33)(a)	635	637,670

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CF Industries Inc.
4.50%, 12/01/26(b)	$1,073	$1,035,930
4.95%, 06/01/43	1,040	879,069
5.15%, 03/15/34	1,075	1,014,790
5.38%, 03/15/44	865	765,217
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	1,014	958,839
3.70%, 06/01/28 (Call 03/01/28)(b)	1,120	1,046,543
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	1,037	1,030,031
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	994	810,372
3.60%, 11/15/50 (Call 05/15/50)	1,460	1,043,369
4.25%, 10/01/34 (Call 04/01/34)	872	786,028
4.38%, 11/15/42 (Call 05/15/42)	1,459	1,203,536
4.63%, 10/01/44 (Call 04/01/44)	615	515,890
4.80%, 11/30/28 (Call 08/30/28)(a)	664	654,481
4.80%, 05/15/49 (Call 11/15/48)	750	639,230
5.25%, 11/15/41 (Call 05/15/41)	963	896,211
5.55%, 11/30/48 (Call 05/30/48)	1,161	1,107,261
6.30%, 03/15/33 (Call 12/15/32)(a)	535	565,963
6.90%, 05/15/53 (Call 11/15/52)(a)	1,130	1,257,907
7.38%, 11/01/29	1,186	1,301,820
9.40%, 05/15/39	678	896,151
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	2,623	2,568,012
4.73%, 11/15/28 (Call 08/15/28)	2,966	2,926,397
5.32%, 11/15/38 (Call 05/15/38)	2,051	2,010,591
5.42%, 11/15/48 (Call 05/15/48)	2,656	2,571,284
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	1,151	1,118,612
4.50%, 12/01/28 (Call 09/01/28)	765	731,480
4.65%, 10/15/44 (Call 04/15/44)(a)	1,055	858,252
4.80%, 09/01/42 (Call 03/01/42)	879	744,237
5.75%, 03/08/33 (Call 12/08/32)(a)	675	665,743
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	790	615,005
1.65%, 02/01/27 (Call 01/01/27)	550	493,248
2.13%, 02/01/32 (Call 11/01/31)(a)	820	667,633
2.13%, 08/15/50 (Call 02/15/50)(a)	682	388,138
2.70%, 11/01/26 (Call 08/01/26)(a)	939	879,379
2.70%, 12/15/51 (Call 06/15/51)	1,240	784,972
2.75%, 08/18/55 (Call 02/18/55)	693	423,423
3.25%, 12/01/27 (Call 09/01/27)	519	486,800
3.95%, 12/01/47 (Call 06/01/47)(a)	430	350,112
4.80%, 03/24/30 (Call 12/24/29)(a)	916	910,661
5.25%, 01/15/28 (Call 12/15/27)	1,139	1,155,042
5.50%, 12/08/41	600	595,912
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	970	904,576
2.30%, 07/15/30 (Call 04/15/30)(a)	848	703,586
4.50%, 05/15/26 (Call 04/15/26)(a)	250	245,187
4.80%, 05/15/33 (Call 02/15/33)(a)	175	168,271
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	775	717,745
3.45%, 10/01/29 (Call 07/01/29)	831	722,813
4.50%, 10/01/49 (Call 04/01/49)	855	638,969
5.15%, 05/18/26 (Call 04/18/26)	580	574,686
5.65%, 05/18/33 (Call 02/18/33)	685	653,125
6.38%, 05/18/53 (Call 11/18/52)	575	549,421

Security	Par (000)	Value

Chemicals (continued)
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(b)	$272	$215,943
4.30%, 03/18/51 (Call 09/18/50)(b)	260	175,413
4.40%, 03/30/32 (Call 09/30/31)(b)	1,090	940,687
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	815	650,439
4.50%, 05/01/29 (Call 02/01/29)	1,225	1,134,417
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	89,537
1.83%, 10/15/27 (Call 08/15/27)(b)	60	50,466
2.30%, 11/01/30 (Call 08/01/30)(b)	275	213,373
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	697	463,635
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,460	907,648
4.38%, 06/01/47 (Call 12/01/46)	495	353,138
4.45%, 09/26/28 (Call 06/26/28)	570	533,024
5.00%, 09/26/48 (Call 03/26/48)	716	568,770
LG Chem Ltd.
1.38%, 07/07/26(b)	1,130	1,008,965
2.38%, 07/07/31(b)	575	462,244
3.25%, 10/15/24(b)	200	194,345
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)(a)	1,238	976,801
2.00%, 08/10/50 (Call 02/10/50)	288	157,255
2.65%, 02/05/25 (Call 11/05/24)	680	653,570
3.20%, 01/30/26 (Call 10/30/25)	976	939,521
3.55%, 11/07/42 (Call 05/07/42)	910	718,849
4.70%, 12/05/25 (Call 11/05/25)	1,040	1,031,589
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	630	726,876
LYB Finance Co. BV, 8.10%, 03/15/27(b)	455	488,252
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	1,152	975,739
5.25%, 07/15/43	863	765,707
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	475	447,917
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,005	916,611
2.25%, 10/01/30 (Call 07/01/30)(a)	620	503,505
3.38%, 10/01/40 (Call 04/01/40)	1,102	792,011
3.63%, 04/01/51 (Call 10/01/50)	1,247	840,495
3.80%, 10/01/60 (Call 04/01/60)	604	393,302
4.20%, 10/15/49 (Call 04/15/49)	1,348	1,002,176
4.20%, 05/01/50 (Call 11/01/49)	1,256	931,830
5.63%, 05/15/33 (Call 02/15/33)(a)	615	609,097
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	825	647,576
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	118,650
4.25%, 11/03/26(a)(b)	1,472	1,409,440
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,079,100
5.88%, 05/18/30(a)(b)	750	756,367
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	209	199,475
4.88%, 11/15/41 (Call 05/15/41)	150	125,182
5.45%, 11/15/33 (Call 05/15/33)(a)	282	274,708
5.63%, 11/15/43 (Call 05/15/43)(a)	525	485,219
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	825	670,240
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	690	594,868
3.00%, 04/01/25 (Call 01/01/25)	514	492,323

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.95%, 05/13/50 (Call 11/13/49)	$755	$564,383
4.00%, 12/15/26 (Call 09/15/26)	621	592,881
4.13%, 03/15/35 (Call 09/15/34)	664	576,504
4.20%, 04/01/29 (Call 01/01/29)	990	931,150
4.90%, 03/27/28 (Call 02/27/28)	500	488,605
4.90%, 06/01/43 (Call 12/01/42)	472	412,423
5.00%, 04/01/49 (Call 10/01/48)(a)	725	630,954
5.25%, 01/15/45 (Call 07/15/44)(a)	748	672,062
5.63%, 12/01/40(a)	681	646,261
5.80%, 03/27/53 (Call 09/27/52)(a)	870	848,890
5.88%, 12/01/36	627	616,261
5.90%, 11/07/24	175	174,942
5.95%, 11/07/25(a)	895	900,641
6.13%, 01/15/41 (Call 07/15/40)	390	390,864
OCI NV
4.63%, 10/15/25 (Call 10/02/23)(b)	205	195,407
6.70%, 03/16/33 (Call 12/16/32)(b)	685	672,261
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	1,095	976,192
2.88%, 05/11/31 (Call 02/11/31)(b)	610	484,658
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	275	253,572
5.50%, 01/15/48 (Call 07/15/47)(b)	472	385,318
5.88%, 09/17/44(b)	805	705,456
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,097	989,819
2.55%, 06/15/30 (Call 03/15/30)(a)	630	533,148
2.80%, 08/15/29 (Call 05/15/29)(a)	567	499,880
3.75%, 03/15/28 (Call 12/15/27)	1,228	1,157,424
Rohm & Haas Co., 7.85%, 07/15/29	841	929,575
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	565	453,548
3.75%, 03/15/27 (Call 12/15/26)	950	891,335
4.25%, 01/15/48 (Call 07/15/47)(a)	425	319,645
4.55%, 03/01/29 (Call 12/01/28)(a)	660	618,920
5.25%, 06/01/45 (Call 12/01/44)(a)	412	354,957
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	905	871,931
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	945	749,220
2.30%, 05/15/30 (Call 02/15/30)	801	668,895
2.90%, 03/15/52 (Call 09/15/51)	850	534,573
2.95%, 08/15/29 (Call 05/15/29)	668	588,476
3.30%, 05/15/50 (Call 11/15/49)(a)	610	412,598
3.45%, 08/01/25 (Call 05/01/25)	729	701,941
3.45%, 06/01/27 (Call 03/01/27)	2,035	1,918,045
3.80%, 08/15/49 (Call 02/15/49)	690	517,525
3.95%, 01/15/26 (Call 10/15/25)	550	532,391
4.00%, 12/15/42 (Call 06/15/42)	190	148,765
4.25%, 08/08/25	412	402,745
4.50%, 06/01/47 (Call 12/01/46)	1,576	1,343,633
4.55%, 08/01/45 (Call 02/01/45)	537	447,551
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	725	484,677
4.25%, 05/07/29 (Call 02/07/29)(b)	565	531,167
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	340	262,860
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	1,669	1,610,427
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	563	548,225
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)(a)	335	219,549

Security	Par (000)	Value

Chemicals (continued)
3.13%, 08/15/51 (Call 02/15/51)(a)	$945	$580,540
3.38%, 06/15/30 (Call 03/15/30)	755	652,852
3.38%, 08/15/61 (Call 02/15/61)	490	286,675
3.60%, 08/15/26 (Call 05/15/26)	900	853,565
4.38%, 11/15/47 (Call 05/15/47)(a)	589	454,428
5.00%, 08/15/46 (Call 02/15/46)	805	676,415
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	1,110	928,579
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	990	937,576
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	1,611	1,528,893
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	940	1,006,085

		141,334,563

Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(a)	25	22,235
5.20%, 03/01/42 (Call 09/01/41)(a)	144	123,615
5.40%, 02/01/43 (Call 08/01/42)(a)	359	313,570
6.00%, 08/15/40 (Call 02/15/40)	427	404,089
6.13%, 10/01/35(a)	495	486,621
6.25%, 07/15/41 (Call 01/15/41)	647	629,594

		1,979,724

Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	27	20,804
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27 (Call 02/04/27)(b)	1,146	959,811
4.38%, 07/03/29(b)	810	645,006
5.00%, 08/02/41 (Call 02/02/41)(b)	150	98,465
American University (The), Series 2019, 3.67%, 04/01/49(a)	660	513,350
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	1,035	918,998
2.45%, 08/12/31 (Call 05/12/31)(b)	1,033	808,048
4.00%, 05/01/28 (Call 09/11/23)(b)	672	620,960
4.25%, 11/01/29 (Call 11/01/24)(b)	1,130	1,013,978
4.38%, 08/15/27 (Call 09/18/23)(b)	690	649,253
5.50%, 08/11/32 (Call 05/11/32)(a)(b)	405	386,003
5.55%, 05/30/33 (Call 02/28/33)(b)	1,025	982,909
5.95%, 10/15/33 (Call 07/15/33)(b)	295	289,464
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,519	1,209,329
1.70%, 05/15/28 (Call 03/15/28)	1,260	1,102,291
3.38%, 09/15/25 (Call 06/15/25)	1,162	1,124,114
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)(a)	900	770,448
3.88%, 08/15/30 (Call 05/15/30)	861	760,302
5.25%, 10/01/25 (Call 07/01/25)	460	452,973
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	210	147,669
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)(a)	557	345,450
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	563	365,439
4.32%, 08/01/45	485	425,604
4.70%, 11/01/2111	310	254,262
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)(a)	30	28,353

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	$445	$431,031
3.70%, 04/01/27 (Call 01/01/27)	1,381	1,325,623
4.00%, 05/01/32 (Call 02/01/32)(a)	740	692,003
6.15%, 08/15/36(a)	225	238,392
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	200	132,361
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,390	1,150,887
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	590	543,186
4.85%, 09/26/28(b)	1,360	1,336,418
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	545	449,488
5.63%, 09/25/48(b)	2,098	1,935,590
6.85%, 07/02/37(a)(b)	1,980	2,117,978
Duke University
3.20%, 10/01/38(a)	285	230,185
3.30%, 10/01/46(a)	730	546,349
Series 2020, 2.68%, 10/01/44	780	552,006
Series 2020, 2.76%, 10/01/50	113	75,762
Series 2020, 2.83%, 10/01/55(a)	483	318,558
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	672	642,021
6.27%, 06/26/26 (Call 05/26/26)(b)	575	577,648
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	215	178,926
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(a)	720	495,360
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,585	1,242,202
2.60%, 12/01/24 (Call 11/01/24)	967	929,440
2.60%, 12/15/25 (Call 11/15/25)	770	719,920
3.10%, 05/15/30 (Call 02/15/30)(a)	1,095	936,271
3.25%, 06/01/26 (Call 03/01/26)	562	526,664
5.10%, 12/15/27 (Call 11/15/27)	860	848,647
5.10%, 06/01/28 (Call 05/01/28)	790	772,586
7.00%, 07/01/37(a)	548	574,290
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	758	707,199
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	1,249	1,203,260
3.85%, 11/15/24 (Call 08/15/24)(b)	953	931,838
4.20%, 11/01/46 (Call 05/01/46)(b)	531	431,537
4.50%, 02/15/45 (Call 08/15/44)(b)	459	388,066
4.60%, 05/01/28 (Call 04/01/28)(a)(b)	755	734,814
4.90%, 05/01/33 (Call 02/01/33)(a)(b)	800	780,840
5.40%, 05/01/53(b)	980	960,023
5.63%, 03/15/42(b)	785	771,880
6.70%, 06/01/34(b)	1,033	1,121,695
7.00%, 10/15/37(b)	1,181	1,329,000
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	855	721,956
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	1,066	1,011,679
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	1,047	847,677
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	130	81,700
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(a)	324	193,140
George Washington University (The)
4.87%, 09/15/45(a)	635	587,848
Series 2014, 4.30%, 09/15/44	410	351,062
Series 2016, 3.55%, 09/15/46	458	339,107
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	874	741,462

Security	Par (000)	Value

Commercial Services (continued)
Georgetown University (The)
5.12%, 04/01/53	$20	$19,239
Series 20A, 2.94%, 04/01/50	430	283,825
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	130	114,836
Series B, 4.32%, 04/01/49 (Call 10/01/48)	666	573,259
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,387	1,240,678
1.50%, 11/15/24 (Call 10/15/24)	170	161,218
2.15%, 01/15/27 (Call 12/15/26)	1,101	981,239
2.65%, 02/15/25 (Call 01/15/25)	743	709,272
2.90%, 05/15/30 (Call 02/15/30)	1,378	1,164,059
2.90%, 11/15/31 (Call 08/15/31)(a)	1,446	1,184,775
3.20%, 08/15/29 (Call 05/15/29)	1,649	1,435,503
4.15%, 08/15/49 (Call 02/15/49)	913	668,787
4.45%, 06/01/28 (Call 03/01/28)	760	716,284
4.80%, 04/01/26 (Call 01/01/26)	1,060	1,036,594
4.95%, 08/15/27 (Call 07/15/27)	600	584,715
5.30%, 08/15/29 (Call 06/15/29)	665	649,071
5.40%, 08/15/32 (Call 05/15/32)(a)	770	754,912
5.95%, 08/15/52 (Call 02/15/52)	998	952,227
Howard University, 5.21%, 10/01/52 (Call 10/01/32)(a)	200	171,871
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	625	565,358
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)(a)	390	385,758
Series 2013, 4.08%, 07/01/53	540	460,718
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	525	328,446
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	160	141,487
2.41%, 06/01/50 (Call 12/01/49)(a)	950	595,178
3.46%, 05/01/47	1,055	822,053
3.65%, 05/01/48 (Call 11/01/47)(a)	555	455,188
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	255	182,605
3.89%, 07/01/2116	590	441,043
3.96%, 07/01/38	360	323,577
4.68%, 07/01/2114	341	307,213
5.60%, 07/01/2111	830	890,541
Series F, 2.99%, 07/01/50 (Call 01/01/50)(a)	761	546,218
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	720	443,446
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	290	218,026
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	475	382,036
2.55%, 08/18/60 (Call 02/18/60)	355	188,050
2.75%, 08/19/41 (Call 02/19/41)(a)	610	421,092
3.10%, 11/29/61 (Call 05/29/61)	800	506,184
3.25%, 01/15/28 (Call 10/15/27)(a)	710	662,096
3.25%, 05/20/50 (Call 11/20/49)(a)	296	203,928
3.75%, 03/24/25 (Call 02/24/25)	603	586,826
3.75%, 02/25/52 (Call 08/25/51)	825	630,671
4.25%, 02/01/29 (Call 11/01/28)(a)	906	872,425
4.25%, 08/08/32 (Call 05/08/32)(a)	950	892,967
4.88%, 12/17/48 (Call 06/17/48)(a)	530	481,838
5.25%, 07/15/44	634	608,638
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	36,482
Northwestern University
3.69%, 12/01/38(a)	565	492,395
3.87%, 12/01/48	505	421,073

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.64%, 12/01/44	$555	$526,927
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	495	385,341
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	600	397,725
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,285	1,203,820
2.30%, 06/01/30 (Call 03/01/30)	1,373	1,153,537
2.40%, 10/01/24 (Call 09/01/24)	1,109	1,072,087
2.65%, 10/01/26 (Call 08/01/26)	1,934	1,800,348
2.85%, 10/01/29 (Call 07/01/29)	2,193	1,938,730
3.25%, 06/01/50 (Call 12/01/49)(a)	1,286	912,594
3.90%, 06/01/27 (Call 05/01/27)(a)	625	604,067
4.40%, 06/01/32 (Call 03/01/32)(a)	1,120	1,070,223
5.05%, 06/01/52 (Call 12/01/51)(a)	1,090	1,055,418
5.25%, 06/01/62 (Call 12/01/61)(a)	750	713,551
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(b)	1,458	1,421,171
4.88%, 10/01/24(b)	603	594,064
5.38%, 05/05/45(b)	492	458,084
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	295	250,003
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	177,883
3.15%, 07/15/46 (Call 01/15/46)	1,021	756,622
3.30%, 07/15/56 (Call 01/15/56)	370	266,739
3.62%, 10/01/37	513	438,992
3.75%, 11/15/52 (Call 05/15/52)	350	286,997
4.88%, 10/15/40(a)	757	737,609
6.50%, 01/15/39(b)	596	679,278
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/02/23)	1	948
2.35%, 01/15/32 (Call 10/15/31)	1,308	1,034,693
2.90%, 10/01/30 (Call 07/01/30)	1,158	976,533
3.05%, 10/01/41 (Call 04/01/41)	650	440,597
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,446	1,270,226
4.00%, 03/18/29 (Call 12/18/28)	885	840,597
4.75%, 05/20/32 (Call 02/20/32)	665	641,776
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,025	640,142
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	1,063	836,206
2.30%, 08/15/60 (Call 02/15/60)	666	361,465
2.45%, 03/01/27 (Call 02/01/27)	775	714,577
2.50%, 12/01/29 (Call 09/01/29)	887	771,279
2.70%, 03/01/29 (Call 01/01/29)	1,277	1,141,417
2.90%, 03/01/32 (Call 12/01/31)	1,225	1,049,185
2.95%, 01/22/27 (Call 10/22/26)(a)	705	660,390
3.25%, 12/01/49 (Call 06/01/49)	779	558,509
3.70%, 03/01/52 (Call 09/01/51)	1,305	1,014,943
3.90%, 03/01/62 (Call 09/01/61)	610	478,267
4.25%, 05/01/29 (Call 02/01/29)	1,359	1,308,295
4.50%, 05/15/48 (Call 11/15/47)(a)	295	252,975
4.75%, 08/01/28 (Call 05/01/28)(a)	1,320	1,306,125
6.55%, 11/15/37(a)	75	80,067
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	1,189	1,076,049
2.72%, 04/16/31 (Call 01/16/31)(b)	813	667,259
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	160	112,972

Security	Par (000)	Value

Commercial Services (continued)
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	$1,249	$1,017,001
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	511	475,663
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	980	946,186
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	945	840,911
3.15%, 06/15/31 (Call 03/15/31)(b)	1,040	800,351
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	755	586,645
Trustees of Boston College
3.13%, 07/01/52(a)	421	300,443
3.99%, 07/01/47	280	224,638
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	735	624,967
Trustees of Dartmouth College, 3.47%, 06/01/46	1,100	857,569
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	60	53,251
5.70%, 03/01/39(a)	1,114	1,198,340
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	230	149,539
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	312	217,176
4.67%, 09/01/2112	265	222,792
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	125	77,446
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	130	102,448
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	510	506,812
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	231	162,604
4.00%, 10/01/53 (Call 04/01/53)(a)	440	363,429
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	599	450,362
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	330	221,076
University of Miami, 4.06%, 04/01/52	215	176,628
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	873	692,391
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	868	680,949
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	805	534,080
3.03%, 10/01/39	971	774,780
4.98%, 10/01/53 (Call 04/01/53)	15	14,725
5.25%, 10/01/2111(a)	230	218,250
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	720	593,542
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(a)	670	457,742
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	14,608
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	834	593,017
4.00%, 06/15/25 (Call 03/15/25)	1,167	1,134,745
4.13%, 03/15/29 (Call 12/15/28)	1,303	1,240,538
5.50%, 06/15/45 (Call 12/15/44)(a)	219	202,060
5.75%, 04/01/33 (Call 01/01/33)(a)	590	602,657
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	405	311,599
4.35%, 04/15/2122 (Call 10/15/2121)	260	210,963
Wesleyan University, 4.78%, 07/01/2116(a)	355	281,853
William Marsh Rice University
3.57%, 05/15/45(a)	185	148,967
3.77%, 05/15/55(a)	490	389,348
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	205	125,321

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	$405	$378,351
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	775	637,361
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	422	263,613

		135,759,817

Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,500	1,234,252
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,490	1,368,709
0.70%, 02/08/26 (Call 01/08/26)	3,225	2,919,481
1.13%, 05/11/25 (Call 04/11/25)	2,556	2,390,219
1.20%, 02/08/28 (Call 12/08/27)	2,910	2,515,191
1.25%, 08/20/30 (Call 05/20/30)	1,702	1,369,185
1.40%, 08/05/28 (Call 06/05/28)	2,880	2,476,512
1.65%, 05/11/30 (Call 02/11/30)	2,290	1,911,624
1.65%, 02/08/31 (Call 11/08/30)	3,255	2,667,210
1.70%, 08/05/31 (Call 05/05/31)	1,305	1,061,956
1.80%, 09/11/24 (Call 08/11/24)	497	479,969
2.05%, 09/11/26 (Call 07/11/26)	2,269	2,096,460
2.20%, 09/11/29 (Call 06/11/29)	2,251	1,972,734
2.38%, 02/08/41 (Call 08/08/40)	2,108	1,506,555
2.40%, 08/20/50 (Call 02/20/50)(a)	1,236	794,963
2.45%, 08/04/26 (Call 05/04/26)	2,935	2,746,260
2.50%, 02/09/25(a)	1,604	1,546,294
2.55%, 08/20/60 (Call 02/20/60)(a)	1,746	1,097,963
2.65%, 05/11/50 (Call 11/11/49)	3,103	2,066,735
2.65%, 02/08/51 (Call 08/08/50)(a)	3,676	2,443,914
2.70%, 08/05/51 (Call 02/05/51)	2,185	1,455,007
2.75%, 01/13/25 (Call 11/13/24)	1,581	1,531,939
2.80%, 02/08/61 (Call 08/08/60)	2,179	1,407,203
2.85%, 08/05/61 (Call 02/05/61)	1,795	1,168,548
2.90%, 09/12/27 (Call 06/12/27)	2,468	2,309,925
2.95%, 09/11/49 (Call 03/11/49)	1,622	1,157,173
3.00%, 06/20/27 (Call 03/20/27)	1,905	1,797,091
3.00%, 11/13/27 (Call 08/13/27)	1,800	1,690,028
3.20%, 05/13/25	2,292	2,223,216
3.20%, 05/11/27 (Call 02/11/27)	2,436	2,314,274
3.25%, 02/23/26 (Call 11/23/25)	3,646	3,505,703
3.25%, 08/08/29 (Call 06/08/29)	1,300	1,209,877
3.35%, 02/09/27 (Call 11/09/26)	2,756	2,634,444
3.35%, 08/08/32 (Call 05/08/32)(a)	1,325	1,215,614
3.45%, 02/09/45	2,523	2,047,047
3.75%, 09/12/47 (Call 03/12/47)	1,165	971,974
3.75%, 11/13/47 (Call 05/13/47)	1,617	1,345,637
3.85%, 05/04/43	3,339	2,895,739
3.85%, 08/04/46 (Call 02/04/46)	2,458	2,083,129
3.95%, 08/08/52 (Call 02/08/52)	2,320	1,965,580
4.00%, 05/10/28 (Call 04/10/28)	1,285	1,255,870
4.10%, 08/08/62 (Call 02/08/62)	1,720	1,439,232
4.15%, 05/10/30 (Call 03/10/30)	630	615,978
4.25%, 02/09/47 (Call 08/09/46)(a)	1,029	939,090
4.30%, 05/10/33 (Call 02/10/33)(a)	1,020	1,001,220
4.38%, 05/13/45	2,486	2,288,560
4.45%, 05/06/44(a)	924	878,659
4.50%, 02/23/36 (Call 08/23/35)(a)	2,100	2,099,263
4.65%, 02/23/46 (Call 08/23/45)	4,314	4,132,385
4.85%, 05/10/53 (Call 11/10/52)(a)	1,320	1,302,517
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 10/02/23)(b)	65	59,019
4.00%, 07/01/29 (Call 07/01/24)(b)	400	358,985

Security	Par (000)	Value

Computers (continued)
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	$1,250	$1,105,817
2.30%, 09/14/31 (Call 06/14/31)	765	594,572
Dell Inc.
5.40%, 09/10/40(a)	577	530,858
6.50%, 04/15/38(a)	734	745,666
7.10%, 04/15/28(a)	830	884,908
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(b)	1,241	873,933
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	1,152	750,059
4.90%, 10/01/26 (Call 08/01/26)	1,636	1,606,724
5.25%, 02/01/28 (Call 01/01/28)	1,355	1,351,819
5.30%, 10/01/29 (Call 07/01/29)	2,403	2,372,538
5.75%, 02/01/33 (Call 11/01/32)(a)	1,085	1,083,698
5.85%, 07/15/25 (Call 06/15/25)	1,485	1,486,864
6.02%, 06/15/26 (Call 03/15/26)	1,904	1,924,062
6.10%, 07/15/27 (Call 05/15/27)(a)	796	813,814
6.20%, 07/15/30 (Call 04/15/30)	1,092	1,123,784
8.10%, 07/15/36 (Call 01/15/36)(a)	1,423	1,634,862
8.35%, 07/15/46 (Call 01/15/46)	881	1,080,510
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	1,340	1,177,536
2.38%, 09/15/28 (Call 07/15/28)(a)	1,225	1,009,789
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	749	669,960
2.20%, 03/15/31 (Call 12/15/30)	953	750,043
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)	804	727,370
3.38%, 12/01/24 (Call 11/01/24)	413	397,994
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,316	1,199,990
4.90%, 10/15/25 (Call 07/15/25)	3,315	3,271,461
5.25%, 07/01/28 (Call 06/01/28)	755	748,603
6.10%, 04/01/26 (Call 04/01/24)	230	230,298
6.20%, 10/15/35 (Call 04/15/35)(a)	1,165	1,207,289
6.35%, 10/15/45 (Call 04/15/45)	1,849	1,896,617
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	101	91,183
2.20%, 06/17/25 (Call 05/17/25)	1,581	1,489,498
2.65%, 06/17/31 (Call 03/17/31)	1,335	1,081,765
3.00%, 06/17/27 (Call 04/17/27)	1,202	1,105,607
4.00%, 04/15/29 (Call 02/15/29)(a)	1,200	1,119,925
4.20%, 04/15/32 (Call 01/15/32)	660	589,335
4.75%, 01/15/28 (Call 12/15/27)	1,085	1,056,783
5.50%, 01/15/33 (Call 10/15/32)(a)	1,395	1,354,263
6.00%, 09/15/41(a)	1,485	1,462,377
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,507	1,334,116
1.95%, 05/15/30 (Call 02/15/30)	1,830	1,509,148
2.20%, 02/09/27 (Call 01/09/27)	788	716,074
2.72%, 02/09/32 (Call 11/09/31)	490	416,111
2.85%, 05/15/40 (Call 11/15/39)	939	668,117
2.95%, 05/15/50 (Call 11/15/49)(a)	907	582,664
3.30%, 05/15/26	2,654	2,530,434
3.30%, 01/27/27	725	685,505
3.43%, 02/09/52 (Call 08/09/51)	1,073	754,195
3.45%, 02/19/26	1,649	1,581,714
3.50%, 05/15/29	2,986	2,754,718
4.00%, 07/27/25	735	718,296
4.00%, 06/20/42	1,703	1,402,270

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.15%, 07/27/27 (Call 06/27/27)(a)	$805	$778,001
4.15%, 05/15/39	2,219	1,906,466
4.25%, 05/15/49	2,798	2,311,570
4.40%, 07/27/32 (Call 04/27/32)(a)	945	901,487
4.50%, 02/06/26	835	821,847
4.50%, 02/06/28 (Call 01/06/28)	905	886,572
4.70%, 02/19/46(a)	785	695,845
4.75%, 02/06/33 (Call 11/06/32)	975	951,014
4.90%, 07/27/52 (Call 01/27/52)	865	786,505
5.10%, 02/06/53 (Call 08/06/52)	785	735,374
5.60%, 11/30/39	1,085	1,092,756
5.88%, 11/29/32(a)	853	905,502
6.22%, 08/01/27(a)	1,027	1,079,288
6.50%, 01/15/28(a)	563	598,551
7.00%, 10/30/25	1,251	1,294,553
7.13%, 12/01/96(a)	350	423,744
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	1,100	968,208
2.70%, 10/15/28 (Call 08/15/28)(a)	852	712,209
3.15%, 10/15/31 (Call 07/15/31)(a)	960	745,688
4.10%, 10/15/41 (Call 04/15/41)	722	492,315
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	825,251
3.63%, 05/15/25 (Call 04/15/25)	652	628,211
4.38%, 05/15/30 (Call 02/15/30)	765	705,187
5.75%, 03/15/33 (Call 12/15/32)(a)	35	34,781
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	355	296,306
5.83%, 01/27/28 (Call 12/27/27)(b)	200	198,601
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,187	1,112,398
2.38%, 06/22/27 (Call 04/22/27)(a)	875	791,772
2.70%, 06/22/30 (Call 03/22/30)(a)	1,275	1,063,121
3.30%, 09/29/24 (Call 07/29/24)	473	459,485
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	953	786,381
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	320	258,137
3.10%, 02/01/32 (Call 11/01/31)(a)	270	201,666
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	615	551,028

		175,221,468

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/25	445	428,908
3.10%, 08/15/27 (Call 07/15/27)(a)	370	352,319
3.25%, 08/15/32 (Call 05/15/32)	1,157	1,046,530
3.70%, 08/01/47 (Call 02/01/47)(a)	397	331,693
4.00%, 08/15/45(a)	1,041	922,008
4.60%, 03/01/28 (Call 02/01/28)	246	246,820
4.60%, 03/01/33 (Call 12/01/32)(a)	321	321,125
4.80%, 03/02/26	421	421,473
Conopco Inc.
Series E, 7.25%, 12/15/26	580	620,151
Series F, 6.63%, 04/15/28(a)	140	149,881
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	680	548,758
2.00%, 12/01/24 (Call 11/01/24)	618	592,937
2.38%, 12/01/29 (Call 09/01/29)	1,022	876,011
2.60%, 04/15/30 (Call 01/15/30)(a)	835	720,574
3.13%, 12/01/49 (Call 06/01/49)	944	653,644

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.15%, 03/15/27 (Call 12/15/26)	$590	$558,032
3.70%, 08/15/42	497	383,137
4.15%, 03/15/47 (Call 09/15/46)(a)	772	649,274
4.38%, 05/15/28 (Call 04/15/28)	310	302,521
4.38%, 06/15/45 (Call 12/15/44)	364	310,200
4.65%, 05/15/33 (Call 02/15/33)(a)	95	92,013
6.00%, 05/15/37	441	470,202
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	2,620	2,463,359
3.38%, 03/24/29 (Call 01/24/29)	1,585	1,448,920
3.63%, 03/24/32 (Call 12/24/31)	2,420	2,149,770
4.00%, 03/24/52 (Call 09/24/51)	1,310	1,053,270
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	2,080	2,000,598
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(b)	1,685	1,675,642
5.00%, 03/22/30 (Call 01/22/30)(b)	1,460	1,461,131
5.05%, 03/22/28 (Call 02/22/28)(b)	1,395	1,398,702
5.05%, 03/22/53 (Call 09/22/52)(b)	1,985	1,943,780
5.10%, 03/22/43 (Call 09/22/42)(a)(b)	890	872,959
5.20%, 03/22/63 (Call 09/22/62)(b)	974	952,964
5.35%, 03/22/26 (Call 02/22/26)(b)	520	522,698
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,363	1,241,450
1.00%, 04/23/26	1,295	1,177,650
1.20%, 10/29/30	1,937	1,548,225
1.90%, 02/01/27(a)	315	288,097
1.95%, 04/23/31	1,150	964,615
2.30%, 02/01/32(a)	855	730,784
2.45%, 11/03/26	1,346	1,260,176
2.70%, 02/02/26(a)	891	848,887
2.80%, 03/25/27	1,064	997,892
2.85%, 08/11/27	722	676,535
3.00%, 03/25/30	2,065	1,886,872
3.50%, 10/25/47	490	392,924
3.55%, 03/25/40(a)	770	661,361
3.60%, 03/25/50(a)	675	554,267
3.95%, 01/26/28(a)	1,245	1,221,909
4.05%, 01/26/33(a)	795	772,384
4.10%, 01/26/26(a)	770	759,370
5.50%, 02/01/34(a)	265	281,730
5.55%, 03/05/37	412	445,307
5.80%, 08/15/34	375	414,113
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	785	624,862
1.75%, 08/12/31 (Call 05/12/31)	1,420	1,135,975
2.00%, 07/28/26(a)	715	662,024
2.13%, 09/06/29 (Call 06/06/29)	900	783,014
2.90%, 05/05/27 (Call 02/05/27)	1,075	1,003,373
3.10%, 07/30/25	815	785,523
3.38%, 03/22/25 (Call 01/22/25)	505	490,897
3.50%, 03/22/28 (Call 12/22/27)	1,775	1,687,102
5.90%, 11/15/32	764	829,880
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	835	547,914

		54,617,116

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	923	798,871
4.25%, 04/20/27 (Call 03/20/27)(b)	115	110,067
4.50%, 10/24/28 (Call 07/24/28)(b)	1,190	1,129,770

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
4.65%, 04/20/32 (Call 01/20/32)(b)	$445	$415,270
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(b)	780	773,362
6.25%, 06/15/33 (Call 03/15/33)(b)	825	819,081
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	790	701,228
5.00%, 07/05/28 (Call 06/05/28)(a)(b)	605	602,925
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	843	801,038
3.75%, 05/15/46 (Call 11/15/45)	460	365,733
4.20%, 05/15/47 (Call 11/15/46)	396	342,635
4.60%, 06/15/45 (Call 12/15/44)	868	793,934

		7,653,914

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	1,770	1,682,770
1.75%, 01/30/26 (Call 12/30/25)	1,175	1,063,167
2.45%, 10/29/26 (Call 09/29/26)	2,850	2,564,278
3.00%, 10/29/28 (Call 08/29/28)	4,365	3,782,544
3.30%, 01/30/32 (Call 10/30/31)	4,725	3,839,706
3.40%, 10/29/33 (Call 07/29/33)	1,705	1,351,697
3.50%, 01/15/25 (Call 11/15/24)	845	816,020
3.65%, 07/21/27 (Call 04/21/27)	1,162	1,068,804
3.85%, 10/29/41 (Call 04/29/41)	1,645	1,220,744
3.88%, 01/23/28 (Call 10/23/27)	683	627,983
4.45%, 10/01/25 (Call 08/01/25)	905	876,153
4.45%, 04/03/26 (Call 02/03/26)	1,085	1,045,234
4.63%, 10/15/27 (Call 08/15/27)	1,033	980,759
5.75%, 06/06/28 (Call 05/06/28)(a)	970	961,529
6.50%, 07/15/25 (Call 06/15/25)(a)	1,590	1,597,571
Series 3NC1, 1.75%, 10/29/24 (Call 10/02/23)	420	399,121
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)(a)	695	586,821
3.50%, 08/01/25	345	329,557
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	1,213	1,085,396
2.10%, 09/01/28 (Call 07/01/28)(a)	725	610,387
2.20%, 01/15/27 (Call 12/15/26)	937	837,301
2.30%, 02/01/25 (Call 01/01/25)	887	839,452
2.88%, 01/15/26 (Call 12/15/25)(a)	1,689	1,578,666
2.88%, 01/15/32 (Call 10/15/31)(a)	725	580,140
3.00%, 02/01/30 (Call 11/01/29)	910	764,490
3.13%, 12/01/30 (Call 09/01/30)	1,069	890,930
3.25%, 03/01/25 (Call 01/01/25)	763	730,222
3.25%, 10/01/29 (Call 07/01/29)	605	527,362
3.38%, 07/01/25 (Call 06/01/25)	1,261	1,201,396
3.63%, 04/01/27 (Call 01/01/27)	848	779,155
3.63%, 12/01/27 (Call 09/01/27)	695	638,576
3.75%, 06/01/26 (Call 04/01/26)	1,866	1,773,848
4.25%, 09/15/24 (Call 06/15/24)	625	613,397
4.63%, 10/01/28 (Call 07/01/28)	870	819,652
5.30%, 02/01/28 (Call 01/01/28)	555	545,201
5.85%, 12/15/27 (Call 11/15/27)	115	114,998
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	442	380,391
4.25%, 06/15/26 (Call 04/15/26)	1,355	1,285,846
5.25%, 08/11/25 (Call 07/11/25)(b)	977	952,768
6.50%, 07/18/28 (Call 06/18/28)(b)	370	367,518

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	$1,260	$1,016,438
4.63%, 03/30/25	524	506,907
4.75%, 06/09/27 (Call 05/09/27)(a)	960	899,859
5.13%, 09/30/24	649	638,990
5.80%, 05/01/25 (Call 04/01/25)(a)	887	873,693
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(d)	524	523,118
7.10%, 11/15/27 (Call 10/15/27)(a)	979	991,838
8.00%, 11/01/31	3,005	3,113,134
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	1,375	1,226,632
2.25%, 03/04/25 (Call 02/01/25)	1,065	1,012,642
2.55%, 03/04/27 (Call 02/01/27)	2,108	1,916,798
3.00%, 10/30/24 (Call 09/29/24)	1,559	1,513,428
3.13%, 05/20/26 (Call 04/20/26)	1,228	1,161,145
3.30%, 05/03/27 (Call 04/03/27)	1,949	1,816,648
3.63%, 12/05/24 (Call 11/04/24)	509	495,563
3.95%, 08/01/25 (Call 07/01/25)	3,130	3,036,994
4.05%, 05/03/29 (Call 03/03/29)(a)	1,080	1,025,975
4.05%, 12/03/42	1,250	1,061,263
4.20%, 11/06/25 (Call 10/06/25)	968	942,527
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(d)	1,755	1,627,698
4.90%, 02/13/26 (Call 01/13/26)	1,477	1,457,526
4.99%, 05/01/26, (1-day SOFR + 0.999%)(d)	1,285	1,266,649
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(d)	1,016	963,478
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	2,595	2,493,453
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(d)	1,275	1,261,174
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(d)	525	521,886
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(d)	95	93,601
5.85%, 11/05/27 (Call 10/05/27)	1,830	1,869,344
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	160	149,899
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	676	632,353
3.00%, 04/02/25 (Call 03/02/25)	579	556,779
3.70%, 10/15/24	555	543,089
4.50%, 05/13/32 (Call 02/13/32)(a)	640	605,453
5.15%, 05/15/33 (Call 02/15/33)	990	968,603
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	1,005	868,225
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	605	512,486
3.75%, 07/15/27 (Call 06/15/27)(b)	510	439,496
3.95%, 07/15/26 (Call 06/15/26)(b)	570	510,042
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 12/17/24), (5-year CMT + 3.266%)(b)(d)	130	119,631
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	805	672,895
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(b)(d)	1,000	757,378
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	85	53,924
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	85	81,973

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	$840	$757,430
1.95%, 09/20/26 (Call 08/20/26)(b)	1,035	909,910
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	1,030	921,432
4.13%, 08/01/25 (Call 06/01/25)(b)	830	790,571
4.88%, 10/01/25 (Call 07/01/25)(b)	494	475,895
5.50%, 12/15/24 (Call 11/15/24)(b)	520	512,067
6.25%, 04/15/28 (Call 03/15/28)(b)	775	770,567
6.38%, 07/15/30 (Call 05/15/30)(b)	644	638,479
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	1,162	1,044,075
2.53%, 11/18/27 (Call 10/18/27)(b)	2,133	1,820,893
2.75%, 02/21/28 (Call 12/21/27)(b)	925	795,927
2.88%, 02/15/25 (Call 01/15/25)(b)	790	745,403
3.25%, 02/15/27 (Call 12/15/26)(b)	1,360	1,223,168
4.25%, 04/15/26 (Call 03/15/26)(b)	1,370	1,291,991
4.38%, 05/01/26 (Call 03/01/26)(b)	1,140	1,074,673
5.50%, 01/15/26 (Call 12/15/25)(b)	954	928,769
6.38%, 05/04/28 (Call 04/04/28)(b)	370	367,024
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	373	357,536
4.38%, 12/15/25 (Call 09/15/25)	1,080	1,004,810
8.00%, 05/25/28 (Call 04/25/28)(a)(b)	390	386,820
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	783	582,749
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	470	394,640
2.00%, 01/30/32 (Call 10/30/31)(b)	873	654,140
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	758	621,847
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	545	422,928
2.80%, 09/30/50 (Call 03/30/50)(b)	416	239,921
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	430	254,238
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	377	344,295
3.20%, 01/30/52 (Call 07/30/51)(b)	610	387,914
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	830	541,883
4.00%, 10/02/47 (Call 04/02/47)(b)	604	437,192
4.45%, 07/15/45(a)(b)	350	273,822
5.00%, 06/15/44(a)(b)	591	503,306
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	740	749,397
6.20%, 04/22/33 (Call 01/22/33)(b)	1,245	1,281,010
6.25%, 08/15/42(a)(b)	496	473,745
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	618	477,222
4.13%, 10/07/51 (Call 04/07/51)(a)(b)	495	296,600
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	645	516,472
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	572,150
3.00%, 09/11/29 (Call 06/11/29)(b)	786	686,152
3.25%, 04/29/25 (Call 03/29/25)(b)	522	500,739
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	751	730,368
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	1,015	947,313
3.88%, 04/27/26 (Call 01/27/26)(b)	835	797,586
BOC Aviation USA Corp., 4.88%, 05/03/33(b)	650	619,237
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)(a)	85	85,209
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	925	715,821
2.72%, 04/15/31 (Call 01/15/31)	770	627,873
3.50%, 03/30/51 (Call 09/30/50)(a)	520	339,310
3.63%, 02/15/52 (Call 08/15/51)	410	271,982
3.90%, 01/25/28 (Call 10/25/27)	1,229	1,148,203

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 06/02/26 (Call 03/02/26)	$907	$872,662
4.35%, 04/15/30 (Call 01/15/30)	959	884,695
4.70%, 09/20/47 (Call 03/20/47)	1,088	893,259
4.85%, 03/29/29 (Call 12/29/28)	1,371	1,311,481
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)(a)	914	592,552
Cantor Fitzgerald LP, 4.50%, 04/14/27 (Call 01/14/27)(a)(b)	795	747,829
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(d)	1,646	1,442,958
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(d)	1,189	848,175
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(d)	760	578,923
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(d)	1,675	1,583,059
3.20%, 02/05/25 (Call 01/05/25)	1,080	1,037,221
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(d)	1,420	1,218,647
3.30%, 10/30/24 (Call 09/30/24)	1,444	1,402,466
3.65%, 05/11/27 (Call 04/11/27)(a)	1,672	1,554,954
3.75%, 07/28/26 (Call 06/28/26)	1,890	1,767,206
3.75%, 03/09/27 (Call 02/09/27)	2,402	2,234,934
3.80%, 01/31/28 (Call 12/31/27)	1,149	1,053,581
4.20%, 10/29/25 (Call 09/29/25)	1,567	1,506,118
4.25%, 04/30/25 (Call 03/31/25)(a)	888	860,827
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(d)	1,040	1,000,444
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(d)	1,665	1,627,423
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(d)	730	694,440
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(d)	2,118	1,969,224
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(d)	860	834,259
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)(d)	1,485	1,410,588
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(d)	675	674,631
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(d)	680	671,688
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	603	474,245
3.00%, 03/16/32 (Call 12/16/31)	675	570,053
3.65%, 01/12/27 (Call 10/12/26)	1,111	1,062,893
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	1,777	1,587,023
1.15%, 05/13/26 (Call 04/13/26)(a)	1,415	1,259,644
1.65%, 03/11/31 (Call 12/11/30)(a)	749	573,312
1.95%, 12/01/31 (Call 09/01/31)(a)	1,492	1,144,170
2.00%, 03/20/28 (Call 01/20/28)	1,415	1,219,156
2.30%, 05/13/31 (Call 02/13/31)(a)	940	754,912
2.45%, 03/03/27 (Call 02/03/27)	1,055	949,437
2.75%, 10/01/29 (Call 07/01/29)(a)	487	418,847
2.90%, 03/03/32 (Call 12/03/31)(a)	1,420	1,173,010
3.00%, 03/10/25 (Call 12/10/24)(a)	742	710,824
3.20%, 03/02/27 (Call 12/02/26)	1,250	1,156,970
3.20%, 01/25/28 (Call 10/25/27)(a)	695	633,102

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 05/22/29 (Call 02/22/29)(a)	$1,042	$927,333
3.30%, 04/01/27 (Call 01/01/27)(a)	1,159	1,079,826
3.45%, 02/13/26 (Call 11/13/25)	625	594,530
3.63%, 04/01/25 (Call 01/01/25)	576	558,071
3.85%, 05/21/25 (Call 03/21/25)	674	653,565
4.00%, 02/01/29 (Call 11/01/28)	904	850,011
4.20%, 03/24/25 (Call 02/24/25)	936	915,241
4.63%, 03/22/30 (Call 12/22/29)(a)	370	359,590
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(d)	255	254,485
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(d)	465	465,362
5.88%, 08/24/26 (Call 07/24/26)(a)	380	382,197
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(d)	195	198,334
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,695	1,632,285
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,180	910,224
4.10%, 06/15/51 (Call 12/15/50)(a)	1,110	671,683
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	1,535	1,395,652
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	738	708,954
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,075	901,472
3.00%, 03/15/25 (Call 12/15/24)	1,288	1,243,469
3.75%, 06/15/28 (Call 03/15/28)(a)	887	853,847
4.15%, 06/15/48 (Call 12/15/47)(a)	826	719,213
5.30%, 09/15/43 (Call 03/15/43)	961	972,835
Credit Suisse USA Inc., 7.13%, 07/15/32	1,789	1,996,239
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	530	498,248
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	577	553,173
3.95%, 11/06/24 (Call 08/06/24)	675	657,371
4.10%, 02/09/27 (Call 11/09/26)	1,403	1,301,564
4.50%, 01/30/26 (Call 11/30/25)(a)	951	913,541
6.70%, 11/29/32 (Call 08/29/32)	775	771,325
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	803	717,940
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	686	644,132
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	120	118,916
FMR LLC
4.95%, 02/01/33(b)	30	28,126
5.15%, 02/01/43(b)	75	65,771
6.45%, 11/15/39(a)(b)	830	845,680
6.50%, 12/14/40(b)	200	206,673
7.57%, 06/15/29(b)	900	977,259
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,047	820,791
2.85%, 03/30/25	719	690,041
2.95%, 08/12/51 (Call 02/12/51)	500	306,971
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	225	214,885
Invesco Finance PLC
3.75%, 01/15/26	953	917,092
5.38%, 11/30/43	385	360,798
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	765	750,349
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,352	1,053,860

Security	Par (000)	Value

Diversified Financial Services (continued)
4.15%, 01/23/30	$976	$878,982
4.85%, 01/15/27	1,188	1,154,961
5.88%, 07/21/28 (Call 06/21/28)	925	914,655
6.25%, 01/15/36	675	683,816
6.45%, 06/08/27(a)	532	543,375
6.50%, 01/20/43(a)	494	489,721
6.63%, 10/23/43 (Call 07/23/43)(a)	350	341,676
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	650	497,740
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	1,078	972,961
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	685	634,909
3.75%, 02/13/25	698	674,263
4.38%, 03/11/29 (Call 12/11/28)(a)	897	841,682
4.50%, 09/19/28 (Call 06/19/28)(a)	696	660,747
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	548	526,503
Legg Mason Inc.
4.75%, 03/15/26	940	923,538
5.63%, 01/15/44	641	620,270
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	100	88,893
4.38%, 05/15/31 (Call 05/15/26)(b)	320	281,120
4.63%, 11/15/27 (Call 10/02/23)(a)(b)	220	205,629
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	1,722	1,547,519
2.00%, 04/06/28 (Call 02/06/28)(b)	1,443	1,246,648
2.50%, 04/06/31 (Call 01/06/31)(b)	1,245	1,030,003
3.20%, 04/06/41 (Call 10/06/40)(b)	641	472,275
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	805	660,482
2.00%, 03/03/25 (Call 02/03/25)(a)	986	942,027
2.00%, 11/18/31 (Call 08/18/31)	1,105	896,873
2.95%, 11/21/26 (Call 08/21/26)	625	589,037
2.95%, 06/01/29 (Call 03/01/29)	1,335	1,209,082
2.95%, 03/15/51 (Call 09/15/50)(a)	696	487,225
3.30%, 03/26/27 (Call 01/26/27)	1,778	1,692,473
3.35%, 03/26/30 (Call 12/26/29)	1,545	1,419,384
3.50%, 02/26/28 (Call 11/26/27)	871	828,581
3.65%, 06/01/49 (Call 12/01/48)	1,132	907,134
3.80%, 11/21/46 (Call 05/21/46)(a)	620	510,460
3.85%, 03/26/50 (Call 09/26/49)	1,974	1,639,604
3.95%, 02/26/48 (Call 08/26/47)	580	492,959
4.85%, 03/09/33 (Call 12/09/32)	750	753,313
4.88%, 03/09/28 (Call 02/09/28)	780	782,421
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	943	908,431
5.08%, 09/15/27 (Call 08/15/27)(b)	925	904,419
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	690	680,272
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	1,131	885,484
2.50%, 12/21/40 (Call 06/21/40)	735	482,695
3.25%, 04/28/50 (Call 10/28/49)(a)	635	421,854
3.85%, 06/30/26 (Call 03/30/26)	1,101	1,059,488
3.95%, 03/07/52 (Call 09/07/51)	775	580,109
5.35%, 06/28/28 (Call 05/28/28)	1,250	1,250,518
5.55%, 02/15/34 (Call 11/15/33)	1,475	1,472,430
5.65%, 06/28/25	250	250,220
5.95%, 08/15/53 (Call 02/15/53)(a)	750	746,897
6.10%, 06/28/63 (Call 12/28/62)	165	162,810

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	$588	$556,593
4.88%, 04/15/45 (Call 10/15/44)(b)	395	312,197
Nomura Holdings Inc.
1.65%, 07/14/26	1,510	1,338,415
1.85%, 07/16/25	2,007	1,854,579
2.17%, 07/14/28	1,179	992,345
2.33%, 01/22/27	1,495	1,324,396
2.61%, 07/14/31	1,370	1,076,284
2.65%, 01/16/25	1,685	1,608,909
2.68%, 07/16/30	1,584	1,284,197
2.71%, 01/22/29	1,430	1,212,759
3.00%, 01/22/32	1,075	859,826
3.10%, 01/16/30	1,075	911,387
5.10%, 07/03/25	1,095	1,075,025
5.39%, 07/06/27	700	686,778
5.61%, 07/06/29(a)	595	584,016
5.71%, 01/09/26	1,075	1,068,369
5.84%, 01/18/28(a)	730	728,425
6.07%, 07/12/28	1,130	1,134,419
6.09%, 07/12/33	600	600,933
6.18%, 01/18/33(a)	680	689,849
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,045	1,020,513
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	1,555	1,461,922
ORIX Corp.
2.25%, 03/09/31(a)	875	713,411
3.25%, 12/04/24	1,152	1,112,007
3.70%, 07/18/27	485	458,415
4.00%, 04/13/32	650	593,322
5.00%, 09/13/27	350	347,033
5.20%, 09/13/32(a)	660	658,930
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	881	780,009
6.15%, 12/06/28(b)	465	469,461
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	530	513,438
4.88%, 03/15/27 (Call 09/15/26)	935	884,772
6.63%, 03/15/25 (Call 09/15/24)	900	899,721
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	1,180	858,657
4.65%, 04/01/30 (Call 01/01/30)(a)	752	727,679
4.95%, 07/15/46	844	735,227
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	765	665,843
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	65,585
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,160	862,336
3.70%, 08/04/26 (Call 05/04/26)	489	445,140
3.95%, 12/01/27 (Call 09/01/27)(a)	1,126	1,006,012
4.50%, 07/23/25 (Call 04/23/25)	1,267	1,208,936
4.88%, 06/13/25 (Call 05/13/25)	800	771,355
5.15%, 03/19/29 (Call 12/19/28)	1,073	984,122
USAA Capital Corp.
2.13%, 05/01/30 (Call 02/01/30)(b)	1,117	921,551
3.38%, 05/01/25(a)(b)	734	709,046
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	679	586,550
1.10%, 02/15/31 (Call 11/15/30)(a)	1,517	1,179,225
1.90%, 04/15/27 (Call 02/15/27)(a)	2,003	1,814,762

Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 08/15/50 (Call 02/15/50)(a)	$2,182	$1,290,295
2.05%, 04/15/30 (Call 01/15/30)	2,018	1,712,393
2.70%, 04/15/40 (Call 10/15/39)	1,303	970,407
2.75%, 09/15/27 (Call 06/15/27)(a)	1,030	955,323
3.15%, 12/14/25 (Call 09/14/25)	1,779	1,706,069
3.65%, 09/15/47 (Call 03/15/47)	955	778,580
4.15%, 12/14/35 (Call 06/14/35)	2,519	2,376,678
4.30%, 12/14/45 (Call 06/14/45)	4,213	3,808,755
Voya Financial Inc.
3.65%, 06/15/26(a)	970	916,127
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(d)	584	475,992
4.80%, 06/15/46	513	405,486
5.70%, 07/15/43	334	307,879
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,121	1,003,379
2.75%, 03/15/31 (Call 12/15/30)(a)	541	425,147
2.85%, 01/10/25 (Call 12/10/24)	713	683,196
6.20%, 11/17/36(a)	578	579,573
6.20%, 06/21/40(a)	400	394,535

		299,438,710

Electric — 8.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	977,465
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	660	475,802
4.00%, 10/03/49(b)	640	522,886
4.38%, 04/23/25(b)	1,458	1,432,441
4.38%, 06/22/26(b)	440	429,662
4.70%, 04/24/33(b)	2,015	1,972,181
4.88%, 04/23/30(b)	467	467,131
6.50%, 10/27/36(a)(b)	1,369	1,523,013
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	208,562
3.95%, 02/12/30(b)	415	304,837
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	478,968
4.25%, 05/21/36(b)	408	301,349
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	472	318,730
3.80%, 10/01/47 (Call 04/01/47)	575	415,633
3.85%, 10/01/25 (Call 07/01/25)(b)	416	398,765
3.95%, 06/01/28 (Call 03/01/28)	594	558,152
4.70%, 05/15/32 (Call 02/15/32)	790	748,317
5.25%, 05/15/52 (Call 11/15/51)	685	630,518
5.40%, 06/01/33 (Call 03/01/33)	260	257,066
Series E, 6.65%, 02/15/33	479	508,598
Series G, 4.15%, 05/01/49 (Call 11/01/48)	560	431,671
Series H, 3.45%, 01/15/50 (Call 07/15/49)(a)	609	420,600
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,037	840,785
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	627	589,986
3.15%, 09/15/49 (Call 03/15/49)(a)	255	173,739
3.75%, 12/01/47 (Call 06/01/47)	384	297,834
3.80%, 06/15/49 (Call 12/15/48)	395	303,346
4.00%, 12/01/46 (Call 06/01/46)	470	385,089
4.25%, 09/15/48 (Call 03/15/48)	470	389,197
4.50%, 06/15/52 (Call 12/01/51)	620	534,715
5.40%, 03/15/53 (Call 09/15/52)	680	674,920
Series M, 3.65%, 04/01/50 (Call 10/01/49)	535	403,451
Series N, 2.75%, 08/15/51 (Call 02/15/51)	352	217,913

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	$1,805	$1,623,478
2.45%, 01/15/31 (Call 10/15/30)(a)	1,160	921,076
3.30%, 07/15/25 (Call 06/15/25)(b)	875	832,011
3.95%, 07/15/30 (Call 04/15/30)(b)	679	603,531
5.45%, 06/01/28 (Call 05/01/28)	840	824,315
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	694	599,928
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	234,568
3.00%, 03/15/52 (Call 09/15/51)(a)	760	492,232
3.05%, 03/15/32 (Call 12/15/31)	305	261,719
3.13%, 07/15/51 (Call 01/15/51)	805	528,303
3.45%, 10/01/49 (Call 04/01/49)	644	456,952
3.75%, 09/01/27 (Call 08/01/27)	660	629,602
3.75%, 03/01/45 (Call 09/01/44)	756	576,752
3.85%, 12/01/42	500	397,703
3.94%, 09/01/32 (Call 03/01/32)(a)	572	520,374
4.10%, 01/15/42(a)	330	265,400
4.15%, 08/15/44 (Call 02/15/44)(a)	341	276,026
4.30%, 01/02/46 (Call 07/02/45)	545	447,400
5.50%, 03/15/41(a)	240	229,301
5.70%, 02/15/33(a)	299	300,695
6.00%, 03/01/39(a)	761	785,015
6.13%, 05/15/38	235	246,408
Series 11-C, 5.20%, 06/01/41(a)	346	313,812
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	735	576,895
Series A, 4.30%, 07/15/48 (Call 01/15/48)	671	551,818
Series B, 3.70%, 12/01/47 (Call 06/01/47)	636	477,542
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(b)	605	612,706
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	791	571,610
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)(b)	319	275,209
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	420	400,427
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,000	858,615
1.95%, 03/15/27 (Call 02/15/27)(a)	845	759,600
2.50%, 09/15/24 (Call 08/15/24)	545	526,222
3.50%, 01/15/31 (Call 10/15/30)	1,024	903,871
3.65%, 02/15/26 (Call 11/15/25)	692	661,826
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	520	405,643
2.90%, 06/15/51 (Call 12/15/50)(a)	315	202,093
3.25%, 03/01/25 (Call 12/01/24)	410	397,507
3.25%, 03/15/50 (Call 09/15/49)(a)	300	210,755
3.70%, 12/01/47 (Call 06/01/47)	772	595,695
3.80%, 05/15/28 (Call 02/15/28)	475	452,534
3.85%, 09/01/32 (Call 06/01/32)	650	587,375
4.15%, 03/15/46 (Call 09/15/45)	740	599,950
4.30%, 07/01/44 (Call 01/01/44)	163	131,684
4.50%, 03/15/49 (Call 09/15/48)	524	460,279
4.80%, 12/15/43 (Call 06/15/43)(a)	415	363,434
4.95%, 06/01/33 (Call 03/01/33)	535	523,991
5.90%, 12/01/52 (Call 06/01/52)	460	484,463
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	520	428,383
3.20%, 11/13/27 (Call 08/13/27)	633	586,143
3.25%, 03/01/50 (Call 09/01/49)(a)	608	399,288

Security	Par (000)	Value

Electric (continued)
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(d)	$385	$310,408
5.63%, 03/01/33 (Call 12/01/32)	539	539,825
5.70%, 08/15/25(a)	125	125,062
5.75%, 11/01/27 (Call 10/01/27)	1,188	1,209,229
5.95%, 11/01/32 (Call 08/01/32)(a)	680	699,114
Series J, 4.30%, 12/01/28 (Call 09/01/28)	752	716,494
Series N, 1.00%, 11/01/25 (Call 10/01/25)	820	745,021
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	680	556,876
5.00%, 09/01/44 (Call 03/01/44)(b)	493	442,799
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	675	648,733
4.40%, 05/15/44 (Call 11/15/43)	602	483,752
4.45%, 06/01/45 (Call 12/01/44)(a)	588	477,633
4.50%, 08/01/32 (Call 05/01/32)	425	394,361
7.00%, 04/01/38	363	402,130
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	590	489,474
Series L, 5.80%, 10/01/35(a)	85	82,914
Series P, 6.70%, 08/15/37(a)	410	427,644
Series X, 3.30%, 06/01/27 (Call 03/01/27)	440	409,222
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	527	426,176
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	505	363,474
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	675	524,066
2.55%, 09/15/26 (Call 06/15/26)	405	370,502
2.60%, 08/15/29 (Call 05/15/29)(a)	605	523,918
2.65%, 09/15/50 (Call 03/15/50)	235	137,039
2.95%, 09/15/27 (Call 06/15/27)(a)	590	542,184
3.15%, 05/15/25 (Call 02/15/25)(a)	447	429,579
3.35%, 05/15/50 (Call 11/15/49)(a)	655	436,294
3.50%, 12/01/49 (Call 06/01/49)	520	351,484
3.75%, 05/15/46 (Call 11/15/45)	670	485,059
4.20%, 08/15/48 (Call 02/15/48)	420	320,382
4.25%, 03/01/49 (Call 09/01/48)	471	359,347
4.35%, 11/15/45 (Call 05/15/45)	365	291,066
4.50%, 04/01/42 (Call 10/01/41)	560	465,170
4.70%, 01/15/44 (Call 07/15/43)	95	77,698
5.05%, 09/01/41 (Call 03/01/41)(a)	325	289,121
5.50%, 09/01/35	395	377,814
5.55%, 08/01/33 (Call 05/01/33)	450	450,403
6.35%, 12/15/32 (Call 09/15/32)	465	489,617
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	610	499,221
4.00%, 10/15/28 (Call 07/15/28)	497	471,487
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	165,300
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	934	900,773
3.20%, 04/15/25 (Call 03/15/25)	1,093	1,045,983
3.80%, 06/01/29 (Call 03/01/29)	1,044	947,532
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	570	435,111
4.35%, 06/01/48 (Call 12/01/47)(a)	530	434,024
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	815	666,964
2.40%, 08/15/26 (Call 05/15/26)(a)	587	543,796
2.90%, 06/15/50 (Call 12/15/49)	345	221,143
3.20%, 09/15/49 (Call 03/15/49)	424	287,018
3.50%, 08/15/46 (Call 02/15/46)	696	509,491

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/47 (Call 02/15/47)	$309	$233,461
4.25%, 09/15/48 (Call 03/15/48)	595	486,914
4.55%, 06/01/52 (Call 12/01/51)	525	453,210
5.40%, 06/01/53 (Call 12/01/52)	375	369,813
6.35%, 10/01/36	322	343,721
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	375	303,779
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	50	38,695
2.85%, 05/15/51 (Call 11/15/50)	1,740	1,077,487
3.25%, 04/15/28 (Call 01/15/28)(a)	589	541,791
3.50%, 02/01/25 (Call 11/01/24)	814	791,079
3.70%, 07/15/30 (Call 04/15/30)	1,071	975,730
3.80%, 07/15/48 (Call 01/15/48)	1,003	740,562
4.05%, 04/15/25 (Call 03/15/25)	1,235	1,208,330
4.25%, 10/15/50 (Call 04/15/50)	973	759,857
4.45%, 01/15/49 (Call 07/15/48)	1,362	1,114,010
4.50%, 02/01/45 (Call 08/01/44)	794	666,512
4.60%, 05/01/53 (Call 11/01/52)(a)	1,040	856,882
5.15%, 11/15/43 (Call 05/15/43)	908	834,739
5.95%, 05/15/37(a)	474	482,077
6.13%, 04/01/36	1,781	1,863,971
8.48%, 09/15/28	205	236,226
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	745	609,604
3.05%, 10/15/29 (Call 07/15/29)	472	406,567
3.15%, 01/15/27 (Call 07/15/26)	762	706,637
3.88%, 10/15/49 (Call 04/15/49)(a)	460	328,209
3.95%, 01/15/26 (Call 07/15/25)	740	708,965
4.20%, 09/15/46 (Call 03/15/46)(a)	385	293,401
4.35%, 05/01/33 (Call 02/01/33)	359	317,679
5.95%, 03/15/28 (Call 02/15/28)	575	583,060
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(a)	658	503,772
3.60%, 03/01/52 (Call 09/01/51)	240	177,712
3.95%, 03/01/48 (Call 09/01/47)	614	492,614
4.50%, 04/01/44 (Call 10/01/43)	962	834,797
4.95%, 04/01/33 (Call 01/01/33)	250	245,798
5.30%, 04/01/53 (Call 10/01/52)(a)	470	466,853
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	303,518
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	360,217
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	786	511,642
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	425	352,297
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	370	265,167
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	300	256,207
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	570	540,401
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	100	92,230
Series K2, 6.95%, 03/15/33(a)	665	744,478
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	741	683,376
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	912	819,617
2.50%, 09/01/24 (Call 08/01/24)	462	446,576
2.65%, 06/01/31 (Call 03/01/31)	560	459,206
2.95%, 03/01/30 (Call 12/01/29)	967	832,407
3.70%, 09/01/49 (Call 03/01/49)	850	606,062
5.25%, 08/10/26	350	348,696
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	549	465,070
3.74%, 05/01/26 (Call 02/01/26)	842	790,727
4.97%, 05/01/46 (Call 11/01/45)	442	354,594

Security	Par (000)	Value

Electric (continued)
Cleco Power LLC
6.00%, 12/01/40(a)	$370	$351,127
6.50%, 12/01/35	527	524,807
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	345	317,077
4.55%, 11/15/30 (Call 08/15/30)(b)	775	726,832
5.95%, 12/15/36	712	703,660
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(a)	422	386,359
3.00%, 05/15/26 (Call 02/15/26)	370	347,516
3.45%, 08/15/27 (Call 05/15/27)	630	587,184
3.60%, 11/15/25 (Call 08/15/25)	765	729,987
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(d)	526	396,154
4.70%, 03/31/43 (Call 09/30/42)	582	496,813
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(d)	369	322,292
4.88%, 03/01/44 (Call 09/01/43)(a)	563	500,313
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	280	239,858
3.15%, 01/19/32 (Call 10/19/31)(b)	210	174,430
3.95%, 10/11/27 (Call 07/11/27)(b)	572	533,780
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	394	375,982
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,205	955,661
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	846	656,692
4.68%, 02/09/51 (Call 08/09/50)(b)	482	323,140
4.69%, 05/15/29 (Call 03/15/29)(b)	1,067	966,989
4.75%, 02/23/27(a)(b)	1,060	1,024,739
5.75%, 02/14/42(a)(b)	462	394,734
6.26%, 02/15/52 (Call 08/15/51)(b)	970	818,664
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	742	621,133
2.55%, 06/15/26 (Call 03/15/26)(a)	1,126	1,052,370
3.00%, 03/01/50 (Call 09/01/49)	716	474,069
3.10%, 11/01/24 (Call 08/01/24)	100	97,102
3.15%, 03/15/32 (Call 12/15/31)	340	293,212
3.65%, 06/15/46 (Call 12/15/45)	819	616,000
3.70%, 08/15/28 (Call 05/15/28)(a)	754	711,939
3.70%, 03/01/45 (Call 09/01/44)	997	768,278
3.80%, 10/01/42 (Call 04/01/42)	389	308,565
4.00%, 03/01/48 (Call 09/01/47)	855	688,532
4.00%, 03/01/49 (Call 09/01/48)(a)	935	745,760
4.35%, 11/15/45 (Call 05/15/45)	445	374,498
4.60%, 08/15/43 (Call 02/15/43)	417	370,482
4.70%, 01/15/44 (Call 07/15/43)	410	362,639
4.90%, 02/01/33 (Call 11/01/32)(a)	235	230,665
5.30%, 02/01/53 (Call 08/01/52)	550	538,541
6.45%, 01/15/38	734	789,533
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	730	679,529
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	806	616,419
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	411	281,263
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	595	401,077
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	335	205,477
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	490	372,107
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	790	643,148
4.30%, 04/15/44 (Call 10/15/43)	490	412,662
4.90%, 07/01/33 (Call 04/01/33)(a)	350	344,880

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 01/15/53 (Call 07/15/52)	$760	$742,267
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	334	302,459
Series A, 2.05%, 07/01/31 (Call 04/01/31)	785	632,467
Series A, 3.20%, 03/15/27 (Call 12/15/26)	767	721,002
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	315	260,726
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	1,007	834,832
3.20%, 12/01/51 (Call 06/01/51)	525	351,719
3.30%, 12/01/24 (Call 09/01/24)	77	74,797
3.60%, 06/15/61 (Call 12/15/60)	660	455,092
3.70%, 11/15/59 (Call 05/15/59)	1,070	755,160
3.80%, 05/15/28 (Call 02/15/28)	495	468,334
3.85%, 06/15/46 (Call 12/15/45)	718	547,738
3.95%, 03/01/43 (Call 09/01/42)	855	679,777
4.45%, 03/15/44 (Call 09/15/43)	1,092	930,318
4.50%, 12/01/45 (Call 06/01/45)	715	603,382
4.50%, 05/15/58 (Call 11/15/57)	704	573,526
4.63%, 12/01/54 (Call 06/01/54)	805	683,270
5.20%, 03/01/33 (Call 12/01/32)(a)	645	644,077
5.70%, 06/15/40	355	349,165
6.15%, 11/15/52 (Call 05/15/52)	910	975,567
Series 05-A, 5.30%, 03/01/35(a)	599	584,370
Series 06-A, 5.85%, 03/15/36	475	477,839
Series 06-B, 6.20%, 06/15/36	445	462,718
Series 06-E, 5.70%, 12/01/36	610	605,926
Series 07-A, 6.30%, 08/15/37	683	717,468
Series 08-B, 6.75%, 04/01/38	869	952,973
Series 09-C, 5.50%, 12/01/39	583	562,291
Series 12-A, 4.20%, 03/15/42	829	683,389
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	699	535,054
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,076	970,246
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,160	918,255
Series A, 4.13%, 05/15/49 (Call 11/15/48)	690	546,060
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	440	402,204
Series B, 3.13%, 11/15/27 (Call 08/15/27)	457	422,667
Series C, 3.00%, 12/01/60 (Call 06/01/60)(a)	515	314,914
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	300	230,071
Series C, 4.30%, 12/01/56 (Call 06/01/56)	566	446,804
Series D, 4.00%, 12/01/28 (Call 09/01/28)	125	119,339
Series E, 4.65%, 12/01/48 (Call 06/01/48)	743	638,881
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	930	856,070
5.20%, 04/11/38 (Call 01/11/38)(b)	345	318,492
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	1,371	1,312,274
5.60%, 03/01/28 (Call 02/01/28)	680	684,500
5.60%, 06/15/42 (Call 12/15/41)	740	697,607
5.80%, 03/01/33 (Call 12/01/32)	720	733,448
6.25%, 10/01/39	790	800,007
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(a)	395	218,281
3.10%, 08/15/50 (Call 02/15/50)(a)	680	467,680
3.13%, 08/31/24 (Call 05/31/24)(a)	245	238,467
3.25%, 08/15/46 (Call 02/15/46)	440	315,758
3.50%, 08/01/51 (Call 02/01/51)	775	571,429
3.60%, 08/15/32 (Call 02/15/32)	200	179,141
3.75%, 02/15/50 (Call 08/15/49)	408	315,514
3.80%, 11/15/28 (Call 08/15/28)	631	594,245
3.95%, 05/15/43 (Call 11/15/42)	530	428,619
3.95%, 07/15/47 (Call 01/15/47)	525	420,683

Security	Par (000)	Value

Electric (continued)
4.05%, 05/15/48 (Call 11/15/47)	$603	$490,076
4.10%, 11/15/45 (Call 05/15/45)	45	35,224
4.20%, 09/01/52 (Call 03/01/52)	255	210,496
4.35%, 04/15/49 (Call 10/15/48)	631	540,068
4.35%, 08/31/64 (Call 02/28/64)	195	153,129
4.63%, 05/15/33 (Call 11/15/32)	1,085	1,051,995
4.65%, 03/01/28 (Call 01/01/28)(a)	665	658,395
4.90%, 02/15/29 (Call 12/15/28)	525	521,301
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	575	435,238
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	175	135,358
4.15%, 05/15/45 (Call 11/15/44)	486	388,967
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	349	337,361
4.25%, 06/01/28 (Call 03/01/28)	673	641,786
4.35%, 08/15/32 (Call 05/15/32)(a)	605	559,268
4.70%, 12/01/44 (Call 06/01/44)	645	541,121
4.85%, 08/15/52 (Call 02/15/52)	820	699,150
5.38%, 11/15/32 (Call 08/15/32)(a)	780	767,916
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(d)	458	439,219
7.00%, 06/15/38	616	666,657
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,043	940,897
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	783	756,028
Series A, 4.60%, 03/15/49 (Call 09/15/48)	359	298,211
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	635	456,257
Series B, 3.60%, 03/15/27 (Call 01/15/27)	415	391,384
Series B, 5.95%, 06/15/35(a)	870	888,022
Series C, 2.25%, 08/15/31 (Call 05/15/31)	840	669,070
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,466	1,292,699
Series C, 4.05%, 09/15/42 (Call 03/15/42)	669	516,448
Series C, 4.90%, 08/01/41 (Call 02/01/41)	886	777,403
Series D, 2.85%, 08/15/26 (Call 05/15/26)	819	761,450
Series E, 6.30%, 03/15/33(a)	390	407,658
Series F, 5.25%, 08/01/33	614	592,073
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	387	341,378
5.10%, 06/01/65 (Call 12/01/64)(a)	450	417,923
5.30%, 05/15/33(a)	630	633,344
5.45%, 02/01/41 (Call 08/01/40)	380	367,824
6.05%, 01/15/38	681	706,160
6.63%, 02/01/32(a)	542	590,523
Series A, 2.30%, 12/01/31 (Call 09/01/31)	360	289,127
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	489	415,022
2.95%, 03/01/50 (Call 09/01/49)	465	308,536
3.38%, 03/01/25 (Call 12/01/24)	372	361,082
3.70%, 03/15/45 (Call 09/15/44)	523	399,157
3.70%, 06/01/46 (Call 12/01/45)(a)	639	480,290
3.75%, 08/15/47 (Call 02/15/47)	772	588,287
3.95%, 06/15/42 (Call 12/15/41)(a)	359	290,246
3.95%, 03/01/49 (Call 09/01/48)	694	549,569
4.30%, 07/01/44 (Call 01/01/44)	430	360,860
5.20%, 04/01/33 (Call 01/01/33)	710	712,649
5.40%, 04/01/53 (Call 10/01/52)	750	745,849
5.70%, 10/01/37(a)	176	173,583
Series A, 1.90%, 04/01/28 (Call 02/01/28)(a)	610	535,057
Series A, 3.00%, 03/01/32 (Call 12/01/31)	660	563,554
Series A, 4.00%, 04/01/43 (Call 10/01/42)	378	305,277

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 4.05%, 05/15/48 (Call 11/15/47)	$620	$502,319
Series A, 6.63%, 06/01/36	130	143,083
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	199,722
Series B, 3.65%, 03/01/52 (Call 09/01/51)	275	205,187
Series C, 2.63%, 03/01/31 (Call 12/01/30)	753	640,572
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,105	1,022,969
2.95%, 03/01/30 (Call 12/01/29)(a)	459	394,600
4.88%, 06/01/28 (Call 05/01/28)	645	630,687
Series C, 2.53%, 10/01/24(c)	599	578,033
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,003	899,230
Series F, 1.05%, 06/01/25 (Call 05/01/25)	968	892,481
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	736	634,192
2.45%, 02/01/30 (Call 11/01/29)	523	448,991
2.55%, 04/15/31 (Call 01/15/31)	537	454,592
2.85%, 03/15/32 (Call 12/15/31)	460	388,165
2.95%, 12/01/26 (Call 09/01/26)(a)	991	932,658
3.20%, 08/15/49 (Call 02/15/49)	969	665,960
3.45%, 04/15/51 (Call 10/15/50)	390	274,816
3.55%, 03/15/52 (Call 09/15/51)	795	578,142
3.70%, 12/01/47 (Call 06/01/47)	702	530,510
3.75%, 06/01/45 (Call 12/01/44)	729	552,842
3.88%, 03/15/46 (Call 09/15/45)	643	494,957
3.95%, 11/15/28 (Call 08/15/28)	772	735,145
3.95%, 03/15/48 (Call 09/15/47)	564	442,948
4.00%, 09/30/42 (Call 03/30/42)	682	553,185
4.25%, 12/15/41 (Call 06/15/41)	870	736,426
4.95%, 01/15/33 (Call 10/15/32)	1,270	1,250,974
5.30%, 02/15/40	682	664,149
5.35%, 01/15/53 (Call 07/15/52)	870	845,617
5.40%, 01/15/54 (Call 07/15/53)	511	501,014
6.00%, 01/15/38	712	739,571
6.05%, 04/15/38	1,397	1,450,563
6.10%, 06/01/37	536	553,503
6.45%, 10/15/32	615	658,039
Series A, 6.00%, 12/01/28(a)	791	820,570
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,279	1,167,581
2.45%, 06/01/30 (Call 03/01/30)	948	788,572
2.55%, 06/15/31 (Call 03/15/31)	934	762,866
2.65%, 09/01/26 (Call 06/01/26)	1,482	1,371,184
3.15%, 08/15/27 (Call 05/15/27)(a)	982	907,952
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(d)	459	338,055
3.30%, 06/15/41 (Call 12/15/40)	1,019	730,420
3.40%, 06/15/29 (Call 03/15/29)	605	547,054
3.50%, 06/15/51 (Call 12/15/50)	944	649,077
3.75%, 09/01/46 (Call 03/01/46)	2,000	1,463,607
3.95%, 08/15/47 (Call 02/15/47)	706	528,486
4.20%, 06/15/49 (Call 12/15/48)	798	620,448
4.30%, 03/15/28 (Call 02/15/28)	1,210	1,164,965
4.50%, 08/15/32 (Call 05/15/32)	1,385	1,288,806
4.80%, 12/15/45 (Call 06/15/45)	647	559,414
5.00%, 12/08/25	466	461,438
5.00%, 12/08/27 (Call 11/08/27)	905	897,825
5.00%, 08/15/52 (Call 02/15/52)(a)	1,330	1,165,651
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	430	346,379
2.40%, 12/15/31 (Call 09/15/31)	742	605,556

Security	Par (000)	Value

Electric (continued)
2.50%, 12/01/29 (Call 09/01/29)	$696	$600,228
3.00%, 12/15/51 (Call 06/15/51)	520	340,478
3.20%, 01/15/27 (Call 10/15/26)	912	862,177
3.40%, 10/01/46 (Call 04/01/46)	714	513,247
3.80%, 07/15/28 (Call 04/15/28)	653	621,643
3.85%, 11/15/42 (Call 05/15/42)	582	459,061
4.20%, 07/15/48 (Call 01/15/48)	467	382,370
5.65%, 04/01/40	650	648,028
5.95%, 11/15/52 (Call 05/15/52)	659	687,903
6.35%, 09/15/37	839	892,218
6.40%, 06/15/38	848	912,678
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	800	487,846
3.75%, 05/15/46 (Call 11/15/45)	529	395,236
5.40%, 04/01/53 (Call 10/01/52)	645	626,921
6.12%, 10/15/35(a)	499	512,392
6.35%, 08/15/38	592	632,235
6.45%, 04/01/39	444	467,711
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	155	127,818
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	405	365,399
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	562	382,799
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	369	303,716
3.65%, 02/01/29 (Call 11/01/28)	354	330,052
3.70%, 06/15/46 (Call 12/15/45)	350	257,650
4.30%, 02/01/49 (Call 08/01/48)	529	428,982
5.25%, 04/01/33 (Call 01/01/33)	440	441,060
5.65%, 04/01/53 (Call 10/01/52)	385	382,961
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	840	668,732
2.50%, 08/15/50 (Call 02/15/50)	467	275,293
2.90%, 08/15/51 (Call 02/15/51)	487	309,855
3.25%, 08/15/25 (Call 05/15/25)	684	658,708
3.40%, 04/01/32 (Call 01/01/32)(a)	650	571,470
3.45%, 03/15/29 (Call 12/15/28)	534	490,541
3.60%, 09/15/47 (Call 03/15/47)	566	420,495
3.70%, 09/01/28 (Call 06/01/28)	586	551,962
3.70%, 10/15/46 (Call 04/15/46)	641	478,630
4.00%, 04/01/52 (Call 10/01/51)	455	355,522
4.10%, 05/15/42 (Call 11/15/41)	744	613,077
4.10%, 03/15/43 (Call 09/15/42)	494	402,363
4.15%, 12/01/44 (Call 06/01/44)	697	568,751
4.20%, 08/15/45 (Call 02/15/45)	909	735,614
4.38%, 03/30/44 (Call 09/30/43)	468	396,056
5.25%, 03/15/33 (Call 12/15/32)	660	660,497
5.35%, 03/15/53 (Call 09/15/52)	545	528,553
6.30%, 04/01/38	550	580,334
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	507	404,062
2.78%, 01/07/32 (Call 10/07/31)(b)	755	582,551
3.62%, 08/01/27 (Call 05/01/27)(b)	564	511,220
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,390	1,458,497
Edison International
3.55%, 11/15/24 (Call 10/15/24)	622	604,108
4.13%, 03/15/28 (Call 12/15/27)(a)	855	799,624
4.70%, 08/15/25	560	547,575
4.95%, 04/15/25 (Call 03/15/25)	604	594,925
5.25%, 11/15/28 (Call 10/15/28)	1,825	1,781,716
5.75%, 06/15/27 (Call 04/15/27)	756	757,599
6.95%, 11/15/29 (Call 09/15/29)(a)	780	822,263

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
EDP Finance BV
1.71%, 01/24/28(b)	$1,287	$1,098,025
6.30%, 10/11/27(b)	1,045	1,071,232
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	489	421,980
6.00%, 05/15/35	884	868,889
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,242	1,201,168
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,382,228
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	392	348,964
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	585	495,648
4.88%, 01/22/44(b)	811	670,904
4.95%, 10/13/45 (Call 04/13/45)(b)	969	788,802
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	2,769	2,250,264
5.25%, 10/13/55 (Call 04/13/55)(b)	260	208,752
5.60%, 01/27/40(a)(b)	863	804,750
5.70%, 05/23/28 (Call 04/23/28)(b)	580	580,567
6.00%, 01/22/2114(a)(b)	662	581,535
6.25%, 05/23/33(b)	580	596,797
6.90%, 05/23/53(b)	1,580	1,648,753
6.95%, 01/26/39(a)(b)	1,644	1,742,350
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	200	197,794
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)(a)	680	541,957
3.55%, 06/15/26 (Call 03/15/26)	1,380	1,305,603
4.75%, 06/15/46 (Call 12/15/45)	1,636	1,280,483
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	330	259,050
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	749	707,790
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,161	1,115,006
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(b)	850	533,435
7.10%, 10/14/27 (Call 09/14/27)(b)	1,460	1,524,552
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	2,175	1,928,950
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	1,380	1,165,053
2.25%, 07/12/31 (Call 04/12/31)(b)	1,416	1,100,896
2.65%, 09/10/24(b)	958	926,707
3.50%, 04/06/28(a)(b)	1,655	1,506,117
3.63%, 05/25/27(a)(b)	740	696,275
4.25%, 06/15/25(b)	920	895,032
4.63%, 06/15/27 (Call 05/15/27)(b)	1,040	1,003,450
4.75%, 05/25/47(a)(b)	1,270	1,043,088
4.88%, 06/14/29(b)	815	779,222
5.00%, 06/15/32 (Call 03/15/32)(b)	1,435	1,341,870
5.50%, 06/15/52 (Call 12/15/51)(b)	1,343	1,177,347
6.00%, 10/07/39(b)	2,087	1,998,045
6.80%, 10/14/25(b)	1,220	1,244,039
6.80%, 09/15/37(a)(b)	1,015	1,050,793
7.50%, 10/14/32 (Call 07/14/32)(b)	1,120	1,231,900
7.75%, 10/14/52 (Call 04/14/52)(a)(b)	1,315	1,503,719
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(b)	80	67,450
4.50%, 01/29/25(b)	320	309,361
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	680	405,938
3.35%, 06/15/52 (Call 12/15/51)	627	427,966
3.50%, 04/01/26 (Call 01/01/26)	773	741,385
4.00%, 06/01/28 (Call 03/01/28)(a)	415	395,941

Security	Par (000)	Value

Electric (continued)
4.20%, 04/01/49 (Call 10/01/48)	$690	$550,445
4.95%, 12/15/44 (Call 12/15/24)	346	307,566
5.15%, 01/15/33 (Call 10/15/32)(a)	585	579,783
5.30%, 09/15/33 (Call 06/15/33)	100	99,790
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	1,192	1,082,991
1.90%, 06/15/28 (Call 04/15/28)(a)	840	719,548
2.40%, 06/15/31 (Call 03/05/31)	979	781,480
2.80%, 06/15/30 (Call 03/15/30)	711	599,528
2.95%, 09/01/26 (Call 06/01/26)	971	902,105
3.75%, 06/15/50 (Call 12/15/49)	1,023	720,854
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 09/11/23)	20	18,982
1.60%, 12/15/30 (Call 09/15/30)	521	403,416
2.35%, 06/15/32 (Call 03/15/32)	624	496,457
2.40%, 10/01/26 (Call 07/01/26)	554	507,920
2.90%, 03/15/51 (Call 09/15/50)	798	498,925
3.05%, 06/01/31 (Call 03/01/31)	393	337,236
3.10%, 06/15/41 (Call 12/15/40)	135	98,345
3.12%, 09/01/27 (Call 06/01/27)	761	704,387
3.25%, 04/01/28 (Call 01/01/28)	684	627,592
4.00%, 03/15/33 (Call 12/15/32)	589	528,460
4.20%, 09/01/48 (Call 03/01/48)	1,101	882,610
4.20%, 04/01/50 (Call 10/01/49)	790	632,520
4.44%, 01/15/26 (Call 10/15/25)(a)	5	4,931
4.75%, 09/15/52 (Call 03/15/52)	620	538,624
4.95%, 01/15/45 (Call 01/15/25)	479	423,037
5.40%, 11/01/24	462	461,005
5.59%, 10/01/24	191	191,287
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)(a)	655	590,888
3.50%, 06/01/51 (Call 03/01/51)(a)	240	166,728
3.85%, 06/01/49 (Call 12/01/48)	452	337,500
5.00%, 09/01/33 (Call 06/01/33)	200	193,732
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	723	566,188
3.55%, 09/30/49 (Call 03/30/49)	607	429,585
4.00%, 03/30/29 (Call 12/30/28)	275	257,525
4.50%, 03/30/39 (Call 09/30/38)	726	635,539
5.00%, 09/15/52 (Call 03/15/52)	280	250,389
5.15%, 06/01/45 (Call 06/01/25)(a)	178	161,720
5.80%, 09/01/53 (Call 03/01/53)	425	428,096
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	823	793,750
2.90%, 09/15/29 (Call 06/15/29)	1,479	1,286,776
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	65,266
3.10%, 04/01/27 (Call 01/01/27)	535	500,583
3.25%, 12/01/25 (Call 09/01/25)	884	842,629
3.25%, 09/01/49 (Call 03/01/49)	515	350,914
3.45%, 04/15/50 (Call 10/15/49)	360	253,857
4.10%, 04/01/43 (Call 10/01/42)	442	349,427
4.13%, 03/01/42 (Call 09/01/41)	565	459,953
4.25%, 12/01/45 (Call 06/01/45)	576	469,400
4.63%, 09/01/43 (Call 03/01/43)(a)	296	244,875
5.70%, 03/15/53 (Call 09/15/52)(a)	415	414,707
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(a)	165	159,182
4.20%, 06/15/47 (Call 12/15/46)(a)	410	330,887
4.20%, 03/15/48 (Call 09/15/47)	497	403,483

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 04/15/33 (Call 01/15/33)	$450	$437,766
5.30%, 10/01/41 (Call 04/01/41)	659	632,812
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	467	364,280
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	441	365,133
Series B, 6.05%, 11/15/35(a)	74	75,732
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(b)	332	285,557
5.15%, 12/15/27 (Call 11/15/27)(b)	640	630,040
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	620	509,422
2.90%, 03/01/27 (Call 02/01/27)	992	912,717
3.35%, 03/15/26 (Call 12/15/25)(a)	520	491,956
3.38%, 03/01/32 (Call 12/01/31)	700	599,290
3.45%, 01/15/50 (Call 07/15/49)(a)	820	576,750
4.60%, 07/01/27 (Call 06/01/27)	960	934,282
4.75%, 05/15/26	300	295,179
5.13%, 05/15/33 (Call 02/15/33)	570	551,527
5.45%, 03/01/28 (Call 02/01/28)	1,460	1,464,898
Series H, 3.15%, 01/15/25 (Call 10/15/24)	286	275,991
Series L, 2.90%, 10/01/24 (Call 08/01/24)	489	474,446
Series M, 3.30%, 01/15/28 (Call 10/15/27)	460	423,098
Series O, 4.25%, 04/01/29 (Call 01/01/29)	559	531,169
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	621	566,875
Series R, 1.65%, 08/15/30 (Call 05/15/30)	612	481,486
Series U, 1.40%, 08/15/26 (Call 07/15/26)	535	475,369
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	475	435,961
3.35%, 03/15/32 (Call 12/15/31)	585	502,631
3.40%, 04/15/26 (Call 01/15/26)	781	742,895
3.95%, 06/15/25 (Call 03/15/25)	883	856,642
4.05%, 04/15/30 (Call 01/15/30)	1,117	1,032,101
4.10%, 03/15/52 (Call 09/15/51)(a)	850	657,670
4.45%, 04/15/46 (Call 10/15/45)	819	677,010
4.70%, 04/15/50 (Call 10/15/49)	1,183	1,003,696
4.95%, 06/15/35 (Call 12/15/34)	262	244,578
5.10%, 06/15/45 (Call 12/15/44)	972	885,042
5.15%, 03/15/28 (Call 02/15/28)	740	734,652
5.30%, 03/15/33 (Call 12/15/32)	810	799,728
5.60%, 03/15/53 (Call 09/15/52)	890	858,681
5.63%, 06/15/35	800	796,604
7.60%, 04/01/32	685	767,628
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)(a)	1,286	1,226,037
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)(b)	649	551,362
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	870	795,569
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	904	793,419
4.35%, 01/15/25 (Call 10/15/24)(b)	904	880,089
4.55%, 04/01/49 (Call 10/01/48)(b)	685	553,591
5.45%, 07/15/44 (Call 01/15/44)(b)	470	426,072
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	1,752	1,452,611
2.85%, 04/01/25 (Call 03/01/25)	1,852	1,781,430
2.88%, 12/04/51 (Call 06/04/51)	1,224	799,733
3.13%, 12/01/25 (Call 06/01/25)	1,277	1,222,974
3.15%, 10/01/49 (Call 04/01/49)	898	626,869
3.70%, 12/01/47 (Call 06/01/47)	939	732,030
3.80%, 12/15/42 (Call 06/15/42)	387	316,068

Security	Par (000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$1,125	$913,473
3.99%, 03/01/49 (Call 09/01/48)	710	574,299
4.05%, 06/01/42 (Call 12/01/41)	635	533,705
4.05%, 10/01/44 (Call 04/01/44)	535	449,806
4.13%, 02/01/42 (Call 08/01/41)	740	627,108
4.13%, 06/01/48 (Call 12/01/47)	507	423,018
4.40%, 05/15/28 (Call 03/15/28)	510	498,889
4.45%, 05/15/26 (Call 04/15/26)	420	413,371
4.63%, 05/15/30 (Call 03/15/30)	475	465,716
4.80%, 05/15/33 (Call 02/15/33)	395	385,866
4.95%, 06/01/35	945	925,481
5.05%, 04/01/28 (Call 03/01/28)	515	517,418
5.10%, 04/01/33 (Call 01/01/33)	1,115	1,115,007
5.13%, 06/01/41 (Call 12/01/40)(a)	260	246,035
5.25%, 02/01/41 (Call 08/01/40)	650	633,630
5.30%, 04/01/53 (Call 10/01/52)	705	698,593
5.63%, 04/01/34	87	90,632
5.65%, 02/01/37	745	760,716
5.69%, 03/01/40(a)	1,115	1,141,657
5.95%, 10/01/33(a)	780	823,608
5.95%, 02/01/38	990	1,039,320
5.96%, 04/01/39	585	615,400
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,525	1,414,477
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	365	346,203
3.25%, 03/30/27 (Call 12/30/26)	530	493,424
4.30%, 03/15/42(a)	1,148	960,773
4.30%, 03/15/43	777	639,190
4.65%, 05/16/28 (Call 03/16/28)	535	521,718
4.70%, 05/15/32 (Call 02/15/32)	985	940,426
4.95%, 05/17/33 (Call 11/17/32)	835	807,941
5.13%, 05/15/52 (Call 11/15/51)(a)	885	820,933
5.40%, 06/01/40(a)	244	229,155
Series 10-C, 4.75%, 09/01/40	689	609,125
Series A, 2.20%, 09/15/24 (Call 08/15/24)	937	899,843
Series A, 3.25%, 03/15/51 (Call 09/15/50)	965	655,474
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	983	847,038
Series B, 3.70%, 01/30/50 (Call 07/30/49)	702	519,459
Great River Energy, 6.25%, 07/01/38(a)(b)	256	264,828
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	180	168,929
Iberdrola International BV
5.81%, 03/15/25	545	544,692
6.75%, 07/15/36(a)	1,020	1,110,883
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)(a)	65	44,501
5.50%, 03/15/53 (Call 09/15/52)(a)	485	476,425
Series K, 4.20%, 03/01/48 (Call 09/01/47)	635	519,108
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	265,101
3.85%, 05/15/28 (Call 02/15/28)(a)	255	241,818
4.25%, 08/15/48 (Call 02/15/48)	570	457,462
5.63%, 04/01/53 (Call 10/01/52)	730	735,908
6.05%, 03/15/37	425	435,001
Series K, 4.55%, 03/15/46 (Call 09/15/45)(a)	505	438,860
Series L, 3.75%, 07/01/47 (Call 01/01/47)	407	306,521
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	470	366,129
4.70%, 09/01/45 (Call 03/01/45)(b)	360	293,778
5.65%, 12/01/32 (Call 09/01/32)(a)(b)	790	794,131

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	$55	$50,597
4.75%, 01/15/51(b)	450	334,957
4.88%, 01/14/48(a)(b)	487	369,520
Interchile SA, 4.50%, 06/30/56(b)	1,225	959,448
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	119	98,177
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	429	351,876
3.10%, 11/30/51 (Call 05/30/51)	165	104,282
3.25%, 12/01/24 (Call 09/01/24)	595	577,869
3.40%, 08/15/25 (Call 05/15/25)	320	306,321
3.50%, 09/30/49 (Call 03/30/49)(a)	530	372,026
3.60%, 04/01/29 (Call 01/01/29)	264	242,727
3.70%, 09/15/46 (Call 03/15/46)	390	282,359
4.10%, 09/26/28 (Call 06/26/28)(a)	555	528,358
4.70%, 10/15/43 (Call 04/15/43)(a)	372	306,178
6.25%, 07/15/39(a)	486	497,721
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	355	345,434
4.25%, 05/01/30 (Call 02/01/30)	615	553,480
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,366,544
7.75%, 12/15/27(b)	100	105,822
Series 6, 5.00%, 11/12/24(b)	1,000	986,000
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	892	762,380
3.25%, 06/30/26 (Call 03/30/26)	860	813,020
3.35%, 11/15/27 (Call 08/15/27)	847	786,365
4.95%, 09/22/27 (Call 08/22/27)(b)	1,055	1,037,882
5.30%, 07/01/43 (Call 01/01/43)	850	782,598
5.40%, 06/01/33(b)	410	402,827
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)(b)	345	280,900
4.30%, 01/15/26 (Call 10/15/25)(b)	960	930,777
6.15%, 06/01/37(a)	153	156,379
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	660	613,237
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	690	657,809
3.30%, 06/01/50 (Call 12/01/49)	685	471,690
4.38%, 10/01/45 (Call 04/01/45)	517	423,509
5.13%, 11/01/40 (Call 05/01/40)	1,035	969,517
5.45%, 04/15/33 (Call 01/15/33)	280	282,817
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	269	229,292
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,360	1,275,761
3.60%, 05/06/25(a)(b)	135	130,610
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	463,724
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	1,258	999,926
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	459	404,503
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	517	419,557
4.38%, 10/01/45 (Call 04/01/45)	1,268	1,034,100
4.65%, 11/15/43 (Call 05/15/43)(a)	435	362,738
5.13%, 11/15/40 (Call 05/15/40)	355	320,235
5.45%, 04/15/33 (Call 01/15/33)	240	242,684
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	161	154,284
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	164,674

Security	Par (000)	Value

Electric (continued)
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	$534	$411,736
4.00%, 08/15/46 (Call 02/15/46)(b)	520	378,014
5.90%, 11/15/39(b)	705	693,715
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	185	175,445
4.30%, 01/15/29 (Call 10/15/28)(b)	796	753,631
5.20%, 04/01/28 (Call 03/01/28)(b)	285	281,446
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	193	185,555
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	785	476,362
3.10%, 05/01/27 (Call 02/01/27)	623	579,713
3.15%, 04/15/50 (Call 10/15/49)	1,290	872,109
3.50%, 10/15/24 (Call 07/15/24)	550	537,531
3.65%, 04/15/29 (Call 01/15/29)	1,302	1,213,275
3.65%, 08/01/48 (Call 02/01/48)	732	545,231
3.95%, 08/01/47 (Call 02/01/47)	735	575,337
4.25%, 05/01/46 (Call 11/01/45)(a)	536	438,977
4.25%, 07/15/49 (Call 01/15/49)	1,277	1,049,798
4.40%, 10/15/44 (Call 04/15/44)(a)	598	506,152
4.80%, 09/15/43 (Call 03/15/43)(a)	573	516,586
5.75%, 11/01/35(a)	305	312,797
5.80%, 10/15/36	700	716,451
6.75%, 12/30/31	1,105	1,214,077
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	968	916,942
Minejesa Capital BV
4.63%, 08/10/30(b)	889	802,288
5.63%, 08/10/37(b)	375	294,314
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	929	875,247
Series 12-A, 4.25%, 03/15/42(a)	603	493,194
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	416	265,502
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	555	519,860
5.40%, 12/15/43 (Call 06/15/43)(a)(b)	465	435,580
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	732	648,824
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	215	203,463
4.17%, 12/10/42(b)	380	285,708
5.64%, 03/15/40(b)	261	249,145
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)(a)	360	360,768
5.81%, 06/12/33 (Call 03/12/33)	350	350,687
National Grid USA
5.80%, 04/01/35	420	414,005
8.00%, 11/15/30	125	136,846
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	967	864,105
1.35%, 03/15/31 (Call 12/15/30)	539	407,750
1.65%, 06/15/31 (Call 03/15/31)	523	401,067
1.88%, 02/07/25	680	645,949
2.40%, 03/15/30 (Call 12/15/29)	510	429,945
2.75%, 04/15/32 (Call 01/15/32)	280	229,467
2.85%, 01/27/25 (Call 10/27/24)	307	296,353
3.05%, 04/25/27 (Call 01/25/27)	610	568,919
3.25%, 11/01/25 (Call 08/01/25)	378	361,688
3.40%, 02/07/28 (Call 11/07/27)	446	415,498
3.45%, 06/15/25(a)	640	617,063

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 03/15/29 (Call 12/15/28)(a)	$592	$548,791
3.90%, 11/01/28 (Call 08/01/28)	424	400,069
4.02%, 11/01/32 (Call 05/01/32)	326	295,042
4.15%, 12/15/32 (Call 09/15/32)(a)	597	545,427
4.30%, 03/15/49 (Call 09/15/48)	438	355,751
4.40%, 11/01/48 (Call 05/01/48)	595	485,819
4.45%, 03/13/26 (Call 02/13/26)	270	265,159
4.80%, 03/15/28 (Call 02/15/28)(a)	905	894,868
5.05%, 09/15/28 (Call 08/15/28)	450	449,047
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)(d)	318	302,895
5.45%, 10/30/25	375	376,078
5.80%, 01/15/33 (Call 07/15/32)	915	944,458
Series C, 8.00%, 03/01/32	785	908,849
Series D, 1.00%, 10/18/24	465	441,283
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)(a)	542	518,339
5.45%, 05/15/41 (Call 11/15/40)(a)	185	175,159
5.90%, 05/01/53 (Call 11/01/52)(a)	325	326,715
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	714	661,934
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	521	435,679
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	555	352,261
Series N, 6.65%, 04/01/36	730	773,560
Series R, 6.75%, 07/01/37	185	199,021
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	515	322,425
3.80%, 12/05/47 (Call 06/05/47)(b)	385	294,150
5.94%, 11/25/52 (Call 05/25/52)(b)	430	433,255
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	720	552,985
3.25%, 12/01/26 (Call 09/01/26)(b)	307	284,534
3.30%, 09/15/49 (Call 03/15/49)(b)	557	365,326
5.65%, 08/15/28 (Call 07/15/28)(b)	5	5,020
5.85%, 08/15/33 (Call 05/15/33)(b)	10	10,181
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,295	1,157,413
1.90%, 06/15/28 (Call 04/15/28)	757	650,275
2.25%, 06/01/30 (Call 03/01/30)	1,987	1,633,342
2.44%, 01/15/32 (Call 10/15/31)	1,644	1,315,605
2.75%, 11/01/29 (Call 08/01/29)	1,440	1,244,479
3.00%, 01/15/52 (Call 07/15/51)(a)	780	496,003
3.50%, 04/01/29 (Call 01/01/29)	940	857,251
3.55%, 05/01/27 (Call 02/01/27)	1,340	1,262,991
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(d)	477	400,390
4.26%, 09/01/24	400	393,640
4.45%, 06/20/25	1,125	1,101,799
4.63%, 07/15/27 (Call 06/15/27)	1,450	1,414,064
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(d)	471	416,428
4.90%, 02/28/28 (Call 01/28/28)	1,815	1,783,576
5.00%, 02/28/30 (Call 12/28/29)	1,010	990,366
5.00%, 07/15/32 (Call 04/15/32)(a)	985	951,740
5.05%, 02/28/33 (Call 11/28/32)(a)	1,460	1,413,055
5.25%, 02/28/53 (Call 08/28/52)	1,285	1,189,775
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)(d)	791	733,115
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	761	604,459
2.76%, 01/10/32 (Call 10/10/31)(b)	610	493,224

Security	Par (000)	Value

Electric (continued)
3.03%, 06/27/50 (Call 12/27/49)(b)	$445	$283,052
3.51%, 10/01/24 (Call 07/01/24)(b)	525	509,222
4.12%, 11/28/42(b)	305	237,408
4.28%, 12/15/28 (Call 09/15/28)(b)	433	406,370
4.28%, 10/01/34 (Call 04/01/34)(b)	121	105,020
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	805	789,139
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	410	339,249
2.60%, 06/01/51 (Call 12/01/50)	482	294,491
2.90%, 03/01/50 (Call 09/01/49)(a)	691	454,590
3.20%, 04/01/52 (Call 10/01/51)	337	228,630
3.40%, 08/15/42 (Call 02/15/42)	436	331,452
3.60%, 05/15/46 (Call 11/15/45)(a)	399	302,497
3.60%, 09/15/47 (Call 03/15/47)	601	454,097
4.00%, 08/15/45 (Call 02/15/45)(a)	511	404,853
4.13%, 05/15/44 (Call 11/15/43)(a)	332	273,781
4.50%, 06/01/52 (Call 12/01/51)	565	487,486
4.85%, 08/15/40 (Call 02/15/40)(a)	396	354,156
5.10%, 05/15/53 (Call 11/15/52)	550	519,933
5.25%, 07/15/35(a)	170	168,096
5.35%, 11/01/39(a)	408	399,441
6.20%, 07/01/37	729	774,939
6.25%, 06/01/36(a)	710	761,431
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	395	314,128
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	841	764,073
2.45%, 12/02/27 (Call 10/02/27)(b)	993	842,948
4.45%, 06/15/29 (Call 03/15/29)(b)	953	846,457
7.00%, 03/15/33 (Call 12/15/32)(b)	995	989,208
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	301,433
2.70%, 06/01/26 (Call 03/01/26)(a)	270	250,892
3.10%, 06/01/51 (Call 12/01/50)	840	562,716
3.20%, 05/15/27 (Call 02/15/27)(a)	879	823,264
3.25%, 11/15/25 (Call 08/15/25)(a)	327	311,315
3.25%, 05/15/29 (Call 02/15/29)(a)	695	636,732
3.95%, 04/01/30 (Call 01/01/30)	440	409,982
4.40%, 03/01/44 (Call 09/01/43)	210	180,064
4.55%, 06/01/52 (Call 12/01/51)	644	558,123
5.50%, 03/15/40(a)	465	457,400
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	275	195,834
4.20%, 12/01/42	930	700,716
4.25%, 04/01/46 (Call 10/01/45)	408	300,609
4.55%, 06/01/44(a)	555	433,870
5.05%, 10/01/48 (Call 04/01/48)(a)	384	330,922
5.25%, 09/01/50	435	386,276
5.38%, 11/01/40	505	455,181
5.95%, 11/01/39	586	578,848
6.19%, 01/01/31(b)	155	158,159
Ohio Edison Co.
6.88%, 07/15/36	555	602,828
8.25%, 10/15/38(a)	300	359,088
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	370	289,098
4.15%, 04/01/48 (Call 10/01/47)	360	288,291
5.00%, 06/01/33 (Call 03/01/33)	225	219,270
Series D, 6.60%, 03/01/33	735	788,941
Series F, 5.85%, 10/01/35(a)	390	394,090

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series G, 6.60%, 02/15/33(a)	$405	$429,637
Series P, 2.60%, 04/01/30 (Call 01/01/30)	345	292,125
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	317	248,377
Series R, 2.90%, 10/01/51 (Call 04/01/51)(a)	500	316,192
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	651	575,044
3.30%, 03/15/30 (Call 09/15/29)	464	412,346
3.80%, 08/15/28 (Call 02/15/28)(a)	436	411,209
3.85%, 08/15/47 (Call 02/15/47)	345	259,900
3.90%, 05/01/43 (Call 11/01/42)(a)	160	119,019
4.00%, 12/15/44 (Call 06/15/44)	260	191,293
4.15%, 04/01/47 (Call 10/01/46)	1,465	1,156,829
4.55%, 03/15/44 (Call 09/15/43)	250	201,705
5.25%, 05/15/41 (Call 11/15/40)	65	57,989
5.40%, 01/15/33 (Call 07/15/32)	225	225,016
5.60%, 04/01/53 (Call 10/01/52)(a)	225	223,703
5.85%, 06/01/40	170	164,789
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	814	740,601
2.70%, 11/15/51 (Call 05/15/51)	1,030	632,036
2.75%, 05/15/30 (Call 02/15/30)	520	449,136
2.95%, 04/01/25 (Call 01/01/25)	618	593,567
3.10%, 09/15/49 (Call 03/15/49)	1,103	749,055
3.70%, 11/15/28 (Call 08/15/28)	315	296,961
3.70%, 05/15/50 (Call 11/15/49)	689	517,594
3.75%, 04/01/45 (Call 10/01/44)	575	453,083
3.80%, 09/30/47 (Call 03/30/47)	615	480,604
3.80%, 06/01/49 (Call 12/01/48)	525	405,478
4.10%, 11/15/48 (Call 05/15/48)	573	466,929
4.15%, 06/01/32 (Call 03/01/32)(a)	325	302,768
4.55%, 09/15/32 (Call 06/15/32)	490	466,743
4.55%, 12/01/41 (Call 06/01/41)(a)	290	258,605
4.60%, 06/01/52 (Call 12/01/51)	660	587,490
4.95%, 09/15/52 (Call 03/15/52)	255	236,540
5.25%, 09/30/40	285	279,649
5.30%, 06/01/42 (Call 12/01/41)(a)	615	606,119
5.35%, 10/01/52 (Call 04/01/52)	497	486,530
7.00%, 05/01/32	520	580,993
7.25%, 01/15/33	605	691,000
7.50%, 09/01/38	440	524,318
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	810	699,378
2.50%, 02/01/31 (Call 11/01/30)	2,087	1,628,599
2.95%, 03/01/26 (Call 12/01/25)	1,037	956,775
3.00%, 06/15/28 (Call 04/15/28)	670	582,891
3.15%, 01/01/26	1,200	1,118,084
3.25%, 06/01/31 (Call 03/01/31)	965	782,322
3.30%, 03/15/27 (Call 12/15/26)	575	523,726
3.30%, 12/01/27 (Call 09/01/27)	1,815	1,616,034
3.30%, 08/01/40 (Call 02/01/40)	1,266	848,449
3.45%, 07/01/25	807	766,107
3.50%, 06/15/25 (Call 03/15/25)	884	842,032
3.50%, 08/01/50 (Call 02/01/50)(a)	2,137	1,344,708
3.75%, 07/01/28	1,293	1,162,799
3.75%, 08/15/42 (Call 02/15/42)	509	340,200
3.95%, 12/01/47 (Call 06/01/47)	1,081	720,501
4.00%, 12/01/46 (Call 06/01/46)	838	554,499
4.20%, 03/01/29 (Call 01/01/29)	660	593,493
4.20%, 06/01/41 (Call 12/01/40)	660	477,539
4.25%, 03/15/46 (Call 09/15/45)	650	443,671

Security	Par (000)	Value

Electric (continued)
4.30%, 03/15/45 (Call 09/15/44)	$710	$496,572
4.40%, 03/01/32 (Call 12/01/31)	815	701,388
4.45%, 04/15/42 (Call 10/15/41)(a)	656	485,685
4.50%, 07/01/40 (Call 01/01/40)	2,130	1,640,320
4.50%, 12/15/41 (Call 06/15/41)	425	306,323
4.55%, 07/01/30 (Call 01/01/30)	3,092	2,780,522
4.60%, 06/15/43 (Call 12/15/42)	660	495,267
4.65%, 08/01/28 (Call 05/01/28)(a)	495	461,954
4.75%, 02/15/44 (Call 08/15/43)(a)	892	682,036
4.95%, 06/08/25	740	723,789
4.95%, 07/01/50 (Call 01/01/50)	3,631	2,807,581
5.25%, 03/01/52 (Call 09/01/51)	810	641,569
5.45%, 06/15/27 (Call 05/15/27)	850	831,040
5.90%, 06/15/32 (Call 03/15/32)	880	842,333
6.10%, 01/15/29 (Call 12/15/28)	715	706,603
6.15%, 01/15/33 (Call 10/15/32)	1,000	973,843
6.40%, 06/15/33 (Call 03/15/33)	685	675,656
6.70%, 04/01/53 (Call 10/01/52)(a)	655	636,815
6.75%, 01/15/53 (Call 07/15/52)	1,470	1,428,761
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	352	293,932
2.90%, 06/15/52 (Call 12/15/51)	1,285	757,758
3.30%, 03/15/51 (Call 09/15/50)	617	393,231
3.35%, 07/01/25 (Call 04/01/25)(a)	295	281,378
3.50%, 06/15/29 (Call 03/15/29)(a)	445	402,095
4.10%, 02/01/42 (Call 08/01/41)	910	695,489
4.13%, 01/15/49 (Call 07/15/48)	567	414,557
4.15%, 02/15/50 (Call 08/15/49)	587	430,593
5.25%, 06/15/35	210	194,396
5.35%, 12/01/53 (Call 06/01/53)	1,185	1,021,247
5.50%, 05/15/54 (Call 11/15/53)	990	876,806
5.75%, 04/01/37	857	842,011
6.00%, 01/15/39	801	795,545
6.10%, 08/01/36(a)	529	534,710
6.25%, 10/15/37	698	714,087
6.35%, 07/15/38(a)	389	397,427
7.70%, 11/15/31(a)	142	160,741
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	595	602,509
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(a)	533	337,450
2.85%, 09/15/51 (Call 03/15/51)	470	296,076
3.00%, 09/15/49 (Call 03/15/49)	629	419,411
3.05%, 03/15/51 (Call 09/15/50)(a)	375	248,891
3.15%, 10/15/25 (Call 07/15/25)(a)	332	318,294
3.70%, 09/15/47 (Call 03/15/47)	450	344,709
3.90%, 03/01/48 (Call 09/01/47)	600	477,223
4.15%, 10/01/44 (Call 04/01/44)	455	373,840
4.38%, 08/15/52 (Call 02/15/52)	230	195,900
4.60%, 05/15/52 (Call 11/15/51)	505	442,213
4.80%, 10/15/43 (Call 04/15/43)(a)	715	628,398
4.90%, 06/15/33 (Call 03/15/33)	715	702,836
5.95%, 10/01/36(a)	185	192,587
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	675	614,564
3.60%, 06/01/29 (Call 03/01/29)(b)	310	282,098
6.15%, 10/01/38(a)	610	601,264
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	575	520,203
4.00%, 06/30/50 (Call 12/30/49)(b)	890	618,707

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.13%, 05/15/27(b)	$1,342	$1,272,056
5.45%, 05/21/28(b)	1,095	1,083,900
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	897	758,298
3.38%, 02/05/30(b)	225	195,280
4.38%, 02/05/50(b)	660	483,395
4.88%, 07/17/49(a)(b)	881	698,604
5.25%, 10/24/42(b)	1,058	921,942
5.25%, 05/15/47(a)(b)	470	399,376
5.38%, 01/25/29(b)	1,000	985,090
6.15%, 05/21/48(b)	1,500	1,412,828
6.25%, 01/25/49(b)	824	785,523
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	807	744,954
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	633	525,729
6.50%, 11/15/37	403	439,661
7.90%, 12/15/38(a)	35	42,174
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)(a)	918	866,368
4.13%, 04/15/30 (Call 01/15/30)(a)	239	219,641
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	399	270,243
3.95%, 06/01/47 (Call 12/01/46)	442	356,242
4.13%, 06/15/44 (Call 12/15/43)	380	313,003
4.15%, 10/01/45 (Call 04/01/45)(a)	386	319,308
4.15%, 06/15/48 (Call 12/15/47)	544	447,547
4.75%, 07/15/43 (Call 01/15/43)(a)	155	140,714
5.00%, 05/15/33 (Call 02/15/33)	635	628,341
5.25%, 05/15/53 (Call 11/15/52)	600	582,725
6.25%, 05/15/39(a)	355	378,707
Progress Energy Inc.
6.00%, 12/01/39	779	782,771
7.00%, 10/30/31	610	659,410
7.75%, 03/01/31(a)	969	1,086,869
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	755	595,774
2.90%, 05/15/25 (Call 11/15/24)	673	642,929
3.55%, 06/15/46 (Call 12/15/45)	480	332,821
3.60%, 09/15/42 (Call 03/15/42)	593	448,751
3.70%, 06/15/28 (Call 12/15/27)	203	190,361
3.80%, 06/15/47 (Call 12/15/46)	673	505,977
3.95%, 03/15/43 (Call 09/15/42)	350	264,591
4.05%, 09/15/49 (Call 03/15/49)	465	360,895
4.10%, 06/01/32 (Call 03/01/32)(a)	400	367,560
4.10%, 06/15/48 (Call 12/15/47)	495	386,923
4.30%, 03/15/44 (Call 09/15/43)	461	382,861
4.50%, 06/01/52 (Call 12/01/51)	530	439,075
4.75%, 08/15/41 (Call 02/15/41)(a)	185	159,917
5.25%, 04/01/53 (Call 10/01/52)	945	872,658
6.50%, 08/01/38	115	122,280
Series 17, 6.25%, 09/01/37	554	576,115
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	747	503,943
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	916	727,439
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	650	391,798
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	390	294,250
5.15%, 01/15/53 (Call 07/15/52)(a)	580	562,730
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	578	471,805

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	$770	$735,862
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	925	907,698
Series G, 6.63%, 11/15/37	345	362,727
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	230	183,532
Series K, 3.15%, 08/15/51 (Call 02/15/51)	295	192,704
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,036	940,220
1.90%, 08/15/31 (Call 05/15/31)	575	459,406
2.05%, 08/01/50 (Call 02/01/50)	566	318,195
2.25%, 09/15/26 (Call 06/15/26)	390	359,933
2.45%, 01/15/30 (Call 10/15/29)	625	535,158
2.70%, 05/01/50 (Call 11/01/49)(a)	515	329,260
3.00%, 05/15/25 (Call 02/15/25)(a)	347	333,890
3.00%, 05/15/27 (Call 02/15/27)	665	623,151
3.00%, 03/01/51 (Call 09/01/50)(a)	409	274,816
3.05%, 11/15/24 (Call 08/15/24)	100	96,971
3.10%, 03/15/32 (Call 12/15/31)	715	620,411
3.15%, 01/01/50 (Call 07/01/49)	325	227,973
3.20%, 05/15/29 (Call 02/15/29)(a)	95	86,259
3.20%, 08/01/49 (Call 02/01/49)(a)	426	300,268
3.60%, 12/01/47 (Call 06/01/47)	534	406,018
3.65%, 09/01/28 (Call 06/01/28)	837	786,529
3.65%, 09/01/42 (Call 03/01/42)(a)	450	354,620
3.70%, 05/01/28 (Call 02/01/28)	165	156,513
3.80%, 01/01/43 (Call 07/01/42)(a)	585	470,448
3.80%, 03/01/46 (Call 09/01/45)	915	723,432
3.85%, 05/01/49 (Call 11/01/48)	314	247,939
3.95%, 05/01/42 (Call 11/01/41)	385	320,118
4.05%, 05/01/48 (Call 11/01/47)(a)	415	340,543
4.15%, 11/01/45 (Call 05/01/45)	300	240,266
4.65%, 03/15/33 (Call 12/15/32)(a)	480	465,197
4.90%, 12/15/32 (Call 09/15/32)	546	539,313
5.13%, 03/15/53 (Call 09/15/52)(a)	460	448,524
5.38%, 11/01/39	300	284,769
5.50%, 03/01/40	395	395,192
5.80%, 05/01/37(a)	345	352,154
Series I, 4.00%, 06/01/44 (Call 12/01/43)	425	333,341
Series K, 4.05%, 05/01/45 (Call 11/01/44)	255	201,109
Public Service Electric and Gas Co.
5.20%, 08/01/33 (Call 05/01/33)(a)	50	50,467
5.45%, 08/01/53 (Call 02/01/53)	50	50,721
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	663	605,345
1.60%, 08/15/30 (Call 05/15/30)	672	529,183
2.45%, 11/15/31 (Call 08/15/31)(a)	800	643,501
5.85%, 11/15/27 (Call 10/15/27)(a)	945	963,165
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	790	681,714
3.65%, 05/15/25 (Call 02/15/25)	732	702,617
4.10%, 06/15/30 (Call 03/15/30)(a)	565	505,341
4.22%, 03/15/32 (Call 12/15/31)	530	467,011
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	255	159,523
3.25%, 09/15/49 (Call 03/15/49)	505	345,252
4.22%, 06/15/48 (Call 12/15/47)	370	300,342
4.30%, 05/20/45 (Call 11/20/44)	417	339,261
4.43%, 11/15/41 (Call 05/15/41)	409	328,307
5.45%, 06/01/53	175	170,977

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.48%, 06/01/35(a)	$270	$259,478
5.64%, 04/15/41 (Call 10/15/40)	205	201,147
5.76%, 10/01/39(a)	580	564,859
5.76%, 07/15/40(a)	670	638,757
5.80%, 03/15/40	620	615,017
6.27%, 03/15/37	275	284,438
6.72%, 06/15/36(a)	230	241,397
7.02%, 12/01/27	380	398,755
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	944	868,184
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	205	208,075
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,285	1,196,737
3.70%, 03/15/52 (Call 09/15/51)	230	171,088
3.95%, 11/15/41	297	225,362
4.15%, 05/15/48 (Call 11/15/47)	619	502,476
4.30%, 04/01/42 (Call 10/01/41)	546	445,003
4.50%, 08/15/40	819	725,813
4.95%, 08/15/28 (Call 07/15/28)	1,000	989,862
5.35%, 05/15/35	205	199,839
5.35%, 05/15/40(a)	250	240,666
5.35%, 04/01/53 (Call 10/01/52)	680	658,627
6.00%, 06/01/26	60	61,020
6.00%, 06/01/39(a)	370	379,500
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(a)	432	326,937
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	680	537,942
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	632	433,635
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	953	758,723
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	760	496,050
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	650	553,484
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	775	726,563
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,086	1,052,063
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	1,019	941,778
3.30%, 04/01/25 (Call 03/01/25)	300	289,015
3.40%, 02/01/28 (Call 11/01/27)	1,312	1,214,067
3.70%, 04/01/29 (Call 02/01/29)	560	511,259
3.80%, 02/01/38 (Call 08/01/37)(a)	1,023	832,940
4.00%, 02/01/48 (Call 08/01/47)	825	631,354
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(d)	1,060	857,107
5.40%, 08/01/26 (Call 07/01/26)	575	576,114
5.50%, 08/01/33 (Call 05/01/33)(a)	575	569,753
6.00%, 10/15/39	1,424	1,423,802
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	962	896,810
Series P, 6.75%, 07/01/37(a)	185	194,834
Solar Star Funding LLC, 5.38%, 06/30/35(b)	93	89,548
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	878	729,332
2.75%, 02/01/32 (Call 11/01/31)	552	456,258
2.85%, 08/01/29 (Call 05/01/29)	646	568,333
3.45%, 02/01/52 (Call 08/01/51)	800	547,408
3.65%, 02/01/50 (Call 08/01/49)	1,272	922,377
3.90%, 12/01/41 (Call 06/01/41)(a)	293	222,397
4.00%, 04/01/47 (Call 10/01/46)	1,823	1,412,753
4.05%, 03/15/42 (Call 09/15/41)	485	383,188
4.50%, 09/01/40 (Call 03/01/40)	672	574,440

Security	Par (000)	Value

Electric (continued)
4.65%, 10/01/43 (Call 04/01/43)	$611	$525,546
4.90%, 06/01/26 (Call 05/01/26)	445	442,232
5.30%, 03/01/28 (Call 02/01/28)(a)	820	823,063
5.50%, 03/15/40	489	472,260
5.63%, 02/01/36	303	297,886
5.70%, 03/01/53 (Call 09/01/52)	640	620,466
5.85%, 11/01/27 (Call 10/01/27)	1,010	1,033,830
5.88%, 12/01/53 (Call 06/01/53)	615	611,916
5.95%, 11/01/32 (Call 08/01/32)	1,005	1,041,681
6.00%, 01/15/34	672	694,841
6.05%, 03/15/39	675	680,148
6.65%, 04/01/29(a)	415	431,268
Series 04-G, 5.75%, 04/01/35	390	394,370
Series 05-B, 5.55%, 01/15/36	235	230,441
Series 05-E, 5.35%, 07/15/35(a)	472	468,510
Series 06-E, 5.55%, 01/15/37	925	899,333
Series 08-A, 5.95%, 02/01/38	750	761,737
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	550	422,441
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	961	873,331
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	710	450,890
Series A, 4.20%, 03/01/29 (Call 12/01/28)	663	628,767
Series B, 3.65%, 03/01/28 (Call 12/01/27)	475	443,919
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	787	683,203
Series C, 3.60%, 02/01/45 (Call 08/01/44)	585	424,350
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,560	1,229,471
Series C, 4.20%, 06/01/25	380	371,259
Series D, 4.70%, 06/01/27 (Call 05/01/27)	885	870,174
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,171	1,131,792
Series E, 5.45%, 06/01/52 (Call 12/01/51)	430	403,469
Series G, 2.50%, 06/01/31 (Call 03/01/31)	305	250,825
Series H, 3.65%, 06/01/51 (Call 12/01/50)	600	425,237
Southern California Gas Co., 5.20%, 06/01/33 (Call 03/01/33)	715	702,122
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	2,052	1,941,304
4.25%, 07/01/36 (Call 01/01/36)	364	317,194
4.40%, 07/01/46 (Call 01/01/46)	2,210	1,819,985
4.85%, 06/15/28 (Call 04/15/28)	750	734,544
5.11%, 08/01/27	1,025	1,018,760
5.15%, 10/06/25	671	667,436
5.20%, 06/15/33 (Call 12/15/32)	810	787,875
5.70%, 10/15/32 (Call 04/15/32)	790	802,052
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(d)	910	785,969
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	592	505,574
Series A, 3.70%, 04/30/30 (Call 01/30/30)	785	710,404
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(d)	1,040	964,409
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	787	710,160
4.15%, 12/01/25 (Call 09/01/25)	1,174	1,142,555
5.15%, 09/15/41	553	502,899
5.25%, 07/15/43	571	509,258
Series F, 4.95%, 12/15/46 (Call 06/15/46)	523	444,166
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	775	501,191
5.30%, 04/01/33 (Call 01/01/33)	460	450,297
6.20%, 03/15/40	490	496,976
Series J, 3.90%, 04/01/45 (Call 10/01/44)	519	381,834
Series K, 2.75%, 10/01/26 (Call 07/01/26)	696	643,617

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series L, 3.85%, 02/01/48 (Call 08/01/47)	$729	$529,115
Series M, 4.10%, 09/15/28 (Call 06/15/28)	883	836,516
Series N, 1.65%, 03/15/26 (Call 02/15/26)	735	668,541
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	510	350,725
3.70%, 08/15/47 (Call 02/15/47)	467	342,332
3.75%, 06/15/49 (Call 12/15/48)	537	395,930
4.50%, 08/15/41 (Call 02/15/41)	385	323,257
6.00%, 10/01/36	490	489,265
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	315,332
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	825	545,780
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	856	791,511
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	135	125,626
3.25%, 11/24/25(b)	751	718,813
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)(b)	670	586,498
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	655	626,070
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(a)(b)	3,365	3,209,276
4.00%, 05/04/47(a)(b)	677	565,173
4.25%, 05/02/28(a)(b)	625	608,376
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	60	56,274
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	115	113,043
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)(a)	671	547,307
3.45%, 03/15/51 (Call 09/15/50)	524	358,385
3.63%, 06/15/50 (Call 12/15/49)	430	310,200
4.10%, 06/15/42 (Call 12/15/41)	415	340,147
4.20%, 05/15/45 (Call 11/15/44)	335	261,385
4.30%, 06/15/48 (Call 12/15/47)	272	219,671
4.35%, 05/15/44 (Call 11/15/43)	432	354,360
4.45%, 06/15/49 (Call 12/15/48)(a)	558	459,147
5.00%, 07/15/52 (Call 01/15/52)(a)	421	379,164
6.15%, 05/15/37	145	144,266
6.55%, 05/15/36	580	593,759
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	645,047
3.15%, 06/02/26(b)	600	567,289
Toledo Edison Co. (The), 6.15%, 05/15/37(a)	272	280,879
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	359	346,644
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	340	330,458
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	400	295,290
6.00%, 06/15/40(a)(b)	735	675,924
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	742	579,124
3.05%, 03/15/25 (Call 12/15/24)(a)	597	574,894
3.25%, 05/15/32 (Call 02/15/32)(a)	375	321,937
3.25%, 05/01/51 (Call 11/01/50)	401	261,462
4.00%, 06/15/50 (Call 12/15/49)(a)	412	308,769
4.85%, 12/01/48 (Call 06/01/48)	431	368,762
5.50%, 04/15/53 (Call 10/15/52)(a)	525	505,115

Security	Par (000)	Value

Electric (continued)
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	$360	$284,806
2.63%, 03/15/51 (Call 09/15/50)	810	494,438
2.95%, 06/15/27 (Call 03/15/27)	396	367,957
2.95%, 03/15/30 (Call 12/15/29)	140	122,805
3.25%, 10/01/49 (Call 04/01/49)	690	465,313
3.50%, 03/15/29 (Call 12/15/28)(a)	456	419,220
3.65%, 04/15/45 (Call 10/15/44)	792	588,354
3.90%, 09/15/42 (Call 03/15/42)	415	325,800
3.90%, 04/01/52 (Call 10/01/51)	615	483,241
4.00%, 04/01/48 (Call 10/01/47)	392	304,759
5.30%, 08/01/37	385	380,556
5.45%, 03/15/53 (Call 09/15/52)	570	560,211
8.45%, 03/15/39(a)	70	89,154
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	675	543,159
2.40%, 03/30/32 (Call 12/30/31)	550	443,200
2.45%, 12/15/50 (Call 06/15/50)	1,249	721,624
2.95%, 11/15/51 (Call 05/15/51)	505	323,083
3.30%, 12/01/49 (Call 06/01/49)	537	372,083
4.00%, 01/15/43 (Call 07/15/42)	620	503,516
4.45%, 02/15/44 (Call 08/15/43)	685	579,276
4.60%, 12/01/48 (Call 06/01/48)	855	733,743
5.00%, 04/01/33 (Call 01/01/33)	755	734,275
5.45%, 04/01/53 (Call 10/01/52)	920	890,426
6.35%, 11/30/37	627	656,046
8.88%, 11/15/38	798	1,034,838
Series A, 2.88%, 07/15/29 (Call 04/15/29)	725	642,989
Series A, 3.10%, 05/15/25 (Call 02/15/25)	344	329,962
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,272	1,210,044
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,000	944,697
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	1,108	1,047,998
Series A, 6.00%, 05/15/37	915	939,455
Series B, 2.95%, 11/15/26 (Call 08/15/26)	587	547,656
Series B, 3.75%, 05/15/27 (Call 04/15/27)	418	398,901
Series B, 3.80%, 09/15/47 (Call 03/15/47)	587	440,473
Series B, 4.20%, 05/15/45 (Call 11/15/44)	485	389,623
Series B, 6.00%, 01/15/36	689	712,047
Series C, 4.00%, 11/15/46 (Call 05/15/46)	603	463,558
Series C, 4.63%, 05/15/52 (Call 11/15/51)	600	512,910
Series D, 4.65%, 08/15/43 (Call 02/15/43)	840	722,538
Virginia Electric and Power Co.
5.30%, 08/15/33 (Call 05/15/33)	600	594,603
5.70%, 08/15/53 (Call 02/15/53)	600	595,610
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	1,197	1,100,878
4.30%, 07/15/29 (Call 04/15/29)(b)	1,374	1,218,797
5.13%, 05/13/25(b)	1,155	1,125,057
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	739	635,938
1.80%, 10/15/30 (Call 07/15/30)	400	313,576
2.20%, 12/15/28 (Call 10/15/28)	545	471,121
4.75%, 01/09/26 (Call 12/09/25)(a)	1,175	1,158,775
4.75%, 01/15/28 (Call 12/15/27)	680	665,926
5.00%, 09/27/25 (Call 08/27/25)	710	703,369
5.15%, 10/01/27 (Call 09/01/27)(a)	680	677,741
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	345	296,812
2.05%, 12/15/24 (Call 11/15/24)(a)	561	536,192
3.10%, 06/01/25 (Call 03/01/25)(a)	190	182,240

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 12/15/42 (Call 06/15/42)(a)	$175	$127,497
4.25%, 06/01/44 (Call 12/01/43)(a)	400	314,895
4.30%, 12/15/45 (Call 06/15/45)	140	110,577
4.30%, 10/15/48 (Call 04/15/48)	415	346,886
4.75%, 09/30/32 (Call 06/30/32)(a)	780	762,027
5.63%, 05/15/33(a)	242	247,937
5.70%, 12/01/36	105	105,275
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	375	363,317
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	263,483
3.00%, 07/01/29 (Call 04/01/29)(a)	362	323,144
3.05%, 10/15/27 (Call 07/15/27)(a)	450	420,646
3.65%, 04/01/50 (Call 10/01/49)	370	265,876
3.95%, 09/01/32 (Call 06/01/32)	850	774,003
4.10%, 10/15/44 (Call 04/15/44)(a)	170	130,871
6.38%, 08/15/37	435	456,898
7.60%, 10/01/38	375	432,409
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	485	305,853
3.30%, 09/01/49 (Call 03/01/49)(a)	575	398,413
3.67%, 12/01/42	767	571,838
4.75%, 11/01/44 (Call 05/01/44)	274	238,943
5.35%, 11/10/25 (Call 10/10/25)	415	414,931
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	945	838,075
2.35%, 11/15/31 (Call 05/15/31)	415	327,225
2.60%, 12/01/29 (Call 06/01/29)	512	438,406
3.30%, 06/01/25 (Call 12/01/24)	658	632,460
3.35%, 12/01/26 (Call 06/01/26)	937	877,497
3.40%, 06/01/30 (Call 12/01/29)(a)	495	438,780
3.50%, 12/01/49 (Call 06/01/49)(a)	485	337,398
4.00%, 06/15/28 (Call 12/15/27)	614	581,789
4.60%, 06/01/32 (Call 12/01/31)(a)	870	812,424
4.80%, 09/15/41 (Call 03/15/41)	478	409,883
5.45%, 08/15/33 (Call 02/15/33)	500	492,033
6.50%, 07/01/36	590	619,481

		751,651,679

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	659	527,665
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,151	1,018,960
1.80%, 10/15/27 (Call 08/15/27)	784	694,809
1.95%, 10/15/30 (Call 07/15/30)	1,105	909,724
2.00%, 12/21/28 (Call 10/21/28)	970	842,532
2.20%, 12/21/31 (Call 09/21/31)	420	345,463
2.75%, 10/15/50 (Call 04/15/50)	1,056	674,973
2.80%, 12/21/51 (Call 06/21/51)	1,645	1,065,956
3.15%, 06/01/25 (Call 03/01/25)	295	285,193
5.25%, 11/15/39	30	29,693
6.00%, 08/15/32(a)	650	685,927
6.13%, 04/15/39	110	114,327
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	695	667,054

		7,862,276

Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	718	587,813

Security	Par (000)	Value

Electronics (continued)
2.30%, 03/12/31 (Call 12/12/30)(a)	$1,307	$1,069,910
2.75%, 09/15/29 (Call 06/15/29)	704	614,654
3.05%, 09/22/26 (Call 06/22/26)(a)	492	459,824
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)(a)	898	801,295
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	466	452,100
3.55%, 10/01/27 (Call 07/01/27)	615	568,845
5.41%, 07/01/32 (Call 04/01/32)	449	437,446
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(a)	743	706,253
2.20%, 09/15/31 (Call 06/15/31)	800	646,807
2.80%, 02/15/30 (Call 11/15/29)	1,527	1,330,424
4.35%, 06/01/29 (Call 03/01/29)	665	640,211
4.75%, 03/30/26	210	207,614
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	821	658,949
3.25%, 09/08/24 (Call 07/08/24)(a)	406	394,691
3.88%, 01/12/28 (Call 10/12/27)	735	680,335
4.00%, 04/01/25 (Call 01/01/25)	515	500,036
6.13%, 03/01/26 (Call 03/01/24)	230	230,010
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	534	426,196
4.63%, 04/15/26 (Call 01/15/26)	1,062	1,028,700
5.50%, 06/01/32 (Call 03/01/32)(a)	425	402,711
6.25%, 03/15/28 (Call 02/15/28)	825	831,523
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,168	1,115,446
4.75%, 06/15/25 (Call 03/15/25)	930	910,932
4.88%, 06/15/29 (Call 03/15/29)(a)	938	896,658
4.88%, 05/12/30 (Call 02/12/30)	1,004	961,977
6.00%, 01/15/28 (Call 12/15/27)	585	591,001
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,432	1,345,676
4.30%, 06/15/46 (Call 12/15/45)(a)	541	426,254
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,275	1,128,903
1.35%, 06/01/25 (Call 05/01/25)	1,568	1,469,670
1.75%, 09/01/31 (Call 06/01/31)(a)	2,050	1,630,006
1.95%, 06/01/30 (Call 03/01/30)	1,355	1,128,864
2.50%, 11/01/26 (Call 08/01/26)(a)	1,906	1,779,024
2.70%, 08/15/29 (Call 05/15/29)	1,015	903,505
2.80%, 06/01/50 (Call 12/01/49)(a)	834	594,437
3.81%, 11/21/47 (Call 05/21/47)	535	434,719
4.25%, 01/15/29 (Call 12/15/28)	495	480,939
4.50%, 01/15/34 (Call 10/15/33)	375	361,899
4.85%, 11/01/24	150	149,227
4.95%, 02/15/28 (Call 01/15/28)(a)	665	671,683
5.00%, 02/15/33 (Call 11/15/32)	1,305	1,315,387
5.38%, 03/01/41(a)	467	469,504
5.70%, 03/15/36	1,205	1,263,700
5.70%, 03/15/37	925	964,233
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	362	296,343
3.15%, 08/15/27 (Call 05/15/27)(a)	615	570,005
3.35%, 03/01/26 (Call 12/01/25)	315	300,200
3.50%, 02/15/28 (Call 11/15/27)(a)	563	527,525
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	725	654,202
3.00%, 01/15/31 (Call 10/15/30)	1,052	878,856
3.60%, 01/15/30 (Call 10/15/29)	815	728,868

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.95%, 01/12/28 (Call 10/12/27)	$620	$580,175
4.25%, 05/15/27 (Call 04/15/27)	940	898,063
5.45%, 02/01/29 (Call 01/01/29)(a)	555	548,965
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,270	1,112,015
4.55%, 10/30/24 (Call 07/30/24)	592	582,281
4.60%, 04/06/27 (Call 01/06/27)	1,387	1,356,322
Legrand France SA, 8.50%, 02/15/25	1,330	1,385,938
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	1,240	1,093,035
2.38%, 08/09/28 (Call 06/09/28)(a)	1,228	1,019,207
2.65%, 08/09/31 (Call 05/09/31)(a)	1,079	829,896
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	398	391,510
4.90%, 06/15/28 (Call 03/15/28)	1,231	1,196,564
6.10%, 03/15/33 (Call 12/15/32)	265	267,579
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	815	679,228
3.13%, 08/15/27 (Call 05/15/27)	446	415,339
3.70%, 02/15/26 (Call 11/15/25)	1,020	984,622
4.50%, 02/13/26(a)	425	417,950
7.13%, 10/01/37	770	875,733
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	796	713,394
2.40%, 04/01/28 (Call 02/01/28)	651	540,844
2.95%, 04/01/31 (Call 01/01/31)(a)	942	746,527

		55,261,177

Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	48	38,015

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	375	298,654
5.13%, 08/11/61 (Call 08/11/60)(b)	1,292	968,675
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	1,385	1,238,717
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	965	954,758
6.35%, 08/18/28 (Call 07/18/28)(a)	900	915,155
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)(b)	565	358,395
MasTec Inc., 4.50%, 08/15/28 (Call 10/02/23)(a)(b)	690	629,550
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	624	575,585
4.25%, 10/31/26 (Call 07/31/26)(b)	1,045	997,830
5.50%, 10/31/46 (Call 04/30/46)(a)(b)	812	677,856
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	2,851	2,366,233
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(b)	50	45,804
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	331	318,279
3.63%, 04/28/26 (Call 01/28/26)(b)	1,744	1,658,783
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	1,425	1,342,557

		13,346,831

Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	2,010	1,944,716
3.76%, 03/15/27 (Call 02/15/27)	5,240	4,914,689
3.79%, 03/15/25 (Call 09/11/23)	570	551,577
4.05%, 03/15/29 (Call 01/15/29)	1,860	1,710,449

Security	Par (000)	Value

Entertainment (continued)
4.28%, 03/15/32 (Call 12/15/31)	$5,145	$4,540,151
5.05%, 03/15/42 (Call 09/15/41)	4,858	3,993,431
5.14%, 03/15/52 (Call 09/15/51)	8,090	6,448,616
5.39%, 03/15/62 (Call 09/15/61)	3,230	2,563,556
6.41%, 03/15/26 (Call 03/15/24)	675	675,994

		27,343,179

Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(a)	55	44,892
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	581	526,494
1.45%, 02/15/31 (Call 11/15/30)(a)	1,120	866,788
1.75%, 02/15/32 (Call 11/15/31)(a)	559	432,532
2.30%, 03/01/30 (Call 12/01/29)	1,376	1,164,954
2.38%, 03/15/33 (Call 12/15/32)(a)	1,130	898,604
2.90%, 07/01/26 (Call 04/01/26)(a)	599	563,051
3.05%, 03/01/50 (Call 09/01/49)	748	509,195
3.20%, 03/15/25 (Call 12/15/24)(a)	750	725,269
3.38%, 11/15/27 (Call 08/15/27)	993	923,936
3.95%, 05/15/28 (Call 02/15/28)	1,058	1,004,639
4.88%, 04/01/29 (Call 03/01/29)	175	172,653
5.00%, 04/01/34 (Call 01/01/34)	495	486,127
5.70%, 05/15/41 (Call 11/15/40)	85	86,624
6.20%, 03/01/40	392	414,595
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	670	535,805
2.60%, 02/01/30 (Call 11/01/29)	937	806,173
2.95%, 01/15/52 (Call 07/15/51)(a)	1,035	678,654
3.05%, 04/01/50 (Call 10/01/49)(a)	765	519,216
3.20%, 06/01/32 (Call 03/01/32)	679	583,632
3.50%, 05/01/29 (Call 02/01/29)(a)	788	726,081
4.20%, 01/15/33 (Call 10/15/32)	1,057	976,249
4.25%, 12/01/28 (Call 09/01/28)	556	534,487
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	700	636,335
1.15%, 03/15/28 (Call 01/15/28)(a)	840	708,671
1.50%, 03/15/31 (Call 12/15/30)	837	652,406
2.00%, 06/01/29 (Call 04/01/29)	700	593,012
2.50%, 11/15/50 (Call 05/15/50)	570	349,302
2.95%, 06/01/41 (Call 12/01/40)	850	610,569
3.13%, 03/01/25 (Call 12/01/24)(a)	350	338,888
3.15%, 11/15/27 (Call 08/15/27)(a)	1,018	949,339
3.90%, 03/01/35 (Call 09/01/34)	753	662,521
4.10%, 03/01/45 (Call 09/01/44)	175	145,971
4.15%, 04/15/32 (Call 01/15/32)(a)	845	792,560
4.15%, 07/15/49 (Call 01/15/49)	731	614,653
4.63%, 02/15/30 (Call 12/15/29)	650	635,333
4.63%, 02/15/33 (Call 11/15/32)(a)	1,480	1,423,302
4.88%, 02/15/29 (Call 01/15/29)	900	892,959
4.88%, 02/15/34 (Call 11/15/33)	900	878,573
7.00%, 07/15/28	365	393,980

		25,459,024

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,340	1,432,882
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	817	625,154
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	860	717,013
3.13%, 04/24/50 (Call 10/24/49)	453	295,682

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.30%, 03/19/25 (Call 12/19/24)	$575	$554,356
3.95%, 03/15/25 (Call 01/15/25)	940	914,983
4.15%, 03/15/28 (Call 12/15/27)(a)	1,570	1,494,730
4.80%, 03/15/48 (Call 09/15/47)	1,235	1,071,570
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	1,025	964,035
5.15%, 02/12/25 (Call 11/12/24)(b)	250	246,102
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	330	334,126
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	730	615,044
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	1,580	1,301,957
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,340	1,138,498
4.60%, 11/01/25 (Call 09/01/25)	1,682	1,646,666
4.85%, 11/01/28 (Call 08/01/28)	1,373	1,336,580
5.30%, 10/01/26	600	597,675
5.30%, 11/01/38 (Call 05/01/38)	1,174	1,084,395
5.40%, 11/01/48 (Call 05/01/48)	1,285	1,169,625
7.00%, 10/01/28(a)	868	924,439
7.13%, 10/01/26	50	51,978
8.25%, 09/15/30(a)	737	836,113
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	2,220	2,075,761
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	763	617,920
3.50%, 10/01/26 (Call 07/01/26)	335	314,424
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	475	383,777
2.88%, 04/15/30 (Call 01/15/30)	1,198	1,046,721
3.00%, 02/01/51 (Call 08/01/50)	1,134	763,466
3.20%, 02/10/27 (Call 11/10/26)(a)	1,065	1,002,108
4.00%, 04/17/25 (Call 02/17/25)	1,299	1,266,136
4.15%, 02/15/43 (Call 08/15/42)	50	41,294
4.20%, 04/17/28 (Call 01/17/28)	1,840	1,764,477
4.55%, 04/17/38 (Call 10/17/37)	651	574,843
4.70%, 04/17/48 (Call 10/17/47)(a)	290	258,529
4.95%, 03/29/33 (Call 12/29/32)(a)	790	770,620
5.24%, 11/18/25 (Call 11/18/23)	80	79,660
5.40%, 06/15/40(a)	635	616,097
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	660	506,081
4.70%, 11/10/47 (Call 05/10/47)(b)	448	386,381
4.88%, 06/27/44(b)	330	292,093
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	669	620,799
1.70%, 06/01/30 (Call 03/01/30)	590	483,721
2.05%, 11/15/24 (Call 10/15/24)	264	254,035
2.30%, 08/15/26 (Call 05/15/26)(a)	942	882,161
2.45%, 11/15/29 (Call 08/15/29)(a)	500	437,252
2.65%, 06/01/50 (Call 12/01/49)	412	263,549
3.13%, 11/15/49 (Call 05/15/49)(a)	559	397,628
3.20%, 08/21/25 (Call 05/21/25)(a)	355	342,435
3.38%, 08/15/46 (Call 02/15/46)	475	349,976
4.25%, 05/04/28 (Call 04/04/28)(a)	190	187,495
4.50%, 05/04/33 (Call 02/04/33)(a)	260	254,190
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	1,260	1,089,430
1.80%, 06/11/30 (Call 03/11/30)(a)	896	740,809
3.05%, 06/03/51 (Call 12/03/50)	730	502,335

Security	Par (000)	Value

Food (continued)
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	$735	$629,731
3.20%, 10/01/26 (Call 07/01/26)	773	729,782
3.90%, 06/01/50 (Call 12/01/49)(a)	494	352,768
6.63%, 04/15/37	384	389,267
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	1,250	1,123,619
3.00%, 02/02/29 (Call 12/02/28)	870	746,467
3.00%, 05/15/32 (Call 02/15/32)(a)	1,212	957,108
3.63%, 01/15/32 (Call 01/15/27)	205	168,240
3.75%, 12/01/31 (Call 12/01/26)	1,190	989,249
4.38%, 02/02/52 (Call 08/02/51)(a)	1,320	935,686
5.13%, 02/01/28 (Call 01/01/28)	1,230	1,195,418
5.50%, 01/15/30 (Call 01/15/25)(a)	1,859	1,799,966
5.75%, 04/01/33 (Call 01/01/33)	1,955	1,860,641
6.50%, 12/01/52 (Call 06/01/52)(a)	1,945	1,864,042
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	430	340,609
2.38%, 03/15/30 (Call 12/15/29)	729	613,887
2.75%, 09/15/41 (Call 03/15/41)(a)	399	270,269
3.38%, 12/15/27 (Call 09/15/27)	892	833,316
3.50%, 03/15/25	1,470	1,423,920
3.55%, 03/15/50 (Call 09/15/49)	580	406,053
4.25%, 03/15/35	1,265	1,131,953
4.38%, 03/15/45(a)	323	266,486
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	567	464,540
3.25%, 04/01/26	1,245	1,184,477
3.40%, 11/15/27 (Call 08/15/27)	784	728,722
4.30%, 05/15/28 (Call 02/15/28)	1,065	1,024,646
4.50%, 04/01/46(a)	808	692,077
5.25%, 03/01/33 (Call 12/01/32)(a)	355	350,801
Series B, 7.45%, 04/01/31	1,110	1,251,860
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	430	423,952
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,565	1,475,309
3.75%, 04/01/30 (Call 01/01/30)(a)	1,070	980,201
3.88%, 05/15/27 (Call 02/15/27)	1,460	1,394,657
4.25%, 03/01/31 (Call 12/01/30)	395	369,999
4.38%, 06/01/46 (Call 12/01/45)	3,170	2,623,172
4.63%, 01/30/29 (Call 10/30/28)(a)	420	410,536
4.63%, 10/01/39 (Call 04/01/39)	180	158,535
4.88%, 10/01/49 (Call 04/01/49)	1,720	1,524,707
5.00%, 07/15/35 (Call 01/15/35)	1,155	1,121,512
5.00%, 06/04/42	1,670	1,525,683
5.20%, 07/15/45 (Call 01/15/45)	1,985	1,824,748
5.50%, 06/01/50 (Call 12/01/49)	890	859,152
6.50%, 02/09/40	690	729,782
6.75%, 03/15/32	545	593,340
6.88%, 01/26/39	1,175	1,285,969
7.13%, 08/01/39(b)	1,195	1,310,815
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	555	431,167
2.20%, 05/01/30 (Call 02/01/30)(a)	560	460,339
2.65%, 10/15/26 (Call 07/15/26)(a)	982	908,307
3.50%, 02/01/26 (Call 11/01/25)	710	677,837
3.70%, 08/01/27 (Call 05/01/27)	917	870,476
3.88%, 10/15/46 (Call 04/15/46)(a)	715	533,007
3.95%, 01/15/50 (Call 07/15/49)(a)	702	544,060

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.45%, 02/01/47 (Call 08/01/46)	$1,375	$1,146,557
4.50%, 01/15/29 (Call 10/15/28)(a)	704	680,582
4.65%, 01/15/48 (Call 07/15/47)	570	487,069
5.00%, 04/15/42 (Call 10/15/41)	385	343,688
5.15%, 08/01/43 (Call 02/01/43)	171	153,757
5.40%, 07/15/40 (Call 01/15/40)(a)	583	547,116
5.40%, 01/15/49 (Call 07/15/48)(a)	751	716,233
6.90%, 04/15/38	772	844,777
7.50%, 04/01/31(a)	795	893,274
8.00%, 09/15/29	359	407,576
Series B, 7.70%, 06/01/29	540	600,628
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	882	784,044
1.63%, 07/16/32 (Call 04/16/32)(b)	605	457,874
2.38%, 07/16/40 (Call 01/16/40)(b)	1,241	833,963
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	570	334,372
2.70%, 04/01/25 (Call 03/01/25)(b)	609	584,344
3.20%, 04/01/30 (Call 01/01/30)(b)	740	667,535
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	1,076	948,139
3.88%, 04/01/39 (Call 10/01/38)(b)	745	626,266
3.95%, 04/01/44 (Call 10/01/43)(b)	595	480,513
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	987	796,857
4.13%, 04/01/54 (Call 10/01/53)(b)	608	487,509
4.20%, 04/01/59 (Call 10/01/58)(b)	699	555,405
4.55%, 04/20/28 (Call 03/20/28)(a)(b)	1,510	1,484,825
4.65%, 04/20/31 (Call 02/20/31)(a)(b)	1,165	1,140,029
4.75%, 04/20/33 (Call 01/20/33)(b)	1,085	1,065,153
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	762	685,864
1.85%, 02/15/31 (Call 11/15/30)	867	682,407
2.50%, 04/15/30 (Call 01/15/30)	977	824,468
3.25%, 11/15/25 (Call 08/15/25)	451	430,507
3.40%, 08/15/27 (Call 05/15/27)	1,301	1,219,315
4.20%, 08/15/47 (Call 02/15/47)	470	376,739
4.95%, 04/15/33(a)	730	707,152
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	582	552,166
1.25%, 09/24/26 (Call 08/24/26)(b)	885	781,891
2.25%, 09/19/24 (Call 08/19/24)(b)	596	574,743
4.25%, 09/15/25(b)	984	962,319
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,185	1,108,109
1.50%, 02/04/31 (Call 11/04/30)	435	337,522
1.88%, 10/15/32 (Call 07/15/32)(a)	932	722,311
2.63%, 03/17/27 (Call 02/17/27)	820	753,810
2.63%, 09/04/50 (Call 03/04/50)	1,567	981,555
2.75%, 04/13/30 (Call 01/13/30)	952	822,900
3.00%, 03/17/32 (Call 12/17/31)(a)	475	406,312
4.13%, 05/07/28 (Call 02/07/28)	30	28,998
6.50%, 11/01/31	35	37,578
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 10/02/23)(b)	200	190,278
0.63%, 01/15/26 (Call 12/15/25)(b)	1,350	1,216,195
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,535	1,322,779
1.15%, 01/14/27 (Call 12/14/26)(b)	903	799,913
1.25%, 09/15/30 (Call 06/15/30)(b)	1,885	1,491,204
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	455	390,061
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	1,008	816,903
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	762	534,454
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	615	404,204

Security	Par (000)	Value

Food (continued)
3.50%, 09/24/25 (Call 07/24/25)(b)	$1,775	$1,722,857
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	2,124	2,021,058
3.90%, 09/24/38 (Call 03/24/38)(b)	1,674	1,481,789
4.00%, 09/12/25(b)	565	553,861
4.00%, 09/24/48 (Call 03/24/48)(b)	2,644	2,260,338
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	545	528,996
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	350	340,901
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	630	614,474
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	1,265	1,211,342
4.85%, 03/14/33 (Call 12/14/32)(b)	1,515	1,517,511
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	1,240	1,248,941
5.25%, 03/13/26(b)	550	552,439
Series 144A, 5.00%, 03/14/28 (Call 02/14/28)(a)(b)	1,010	1,016,425
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	1,286	1,225,134
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	85	81,344
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	797	587,407
3.00%, 10/15/30 (Call 07/15/30)(b)	790	620,740
4.25%, 02/01/27 (Call 11/01/26)(b)	1,087	1,011,513
5.20%, 04/01/29 (Call 01/01/29)(b)	596	553,168
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	865	730,824
2.45%, 12/14/31 (Call 09/14/31)	775	627,477
3.15%, 12/14/51 (Call 06/14/51)(a)	850	566,294
3.25%, 07/15/27 (Call 04/15/27)(a)	1,066	993,398
3.30%, 07/15/26 (Call 04/15/26)	1,033	980,315
3.30%, 02/15/50 (Call 08/15/49)(a)	625	428,402
3.75%, 10/01/25 (Call 07/01/25)	1,385	1,339,372
4.45%, 03/15/48 (Call 09/15/47)(a)	400	330,630
4.50%, 04/01/46 (Call 10/01/45)	552	453,826
4.85%, 10/01/45 (Call 04/01/45)	525	450,488
5.38%, 09/21/35(a)	520	505,719
5.95%, 04/01/30 (Call 01/01/30)	1,312	1,358,793
6.60%, 04/01/40 (Call 10/01/39)(a)	600	633,108
6.60%, 04/01/50 (Call 10/01/49)	1,576	1,737,648
Tesco PLC, 6.15%, 11/15/37(a)(b)	720	705,658
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,567	1,471,874
4.00%, 03/01/26 (Call 01/01/26)	1,282	1,239,323
4.35%, 03/01/29 (Call 12/01/28)	1,446	1,368,334
4.55%, 06/02/47 (Call 12/02/46)(a)	926	740,590
4.88%, 08/15/34 (Call 02/15/34)(a)	726	690,644
5.10%, 09/28/48 (Call 03/28/48)	1,915	1,662,434
5.15%, 08/15/44 (Call 02/15/44)	624	555,322
Walmart Inc., 3.90%, 09/09/25	2,190	2,141,889

		165,776,010

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	835	765,943
4.20%, 01/29/30 (Call 10/29/29)(b)	360	319,085
4.25%, 04/30/29 (Call 01/30/29)(b)	382	347,951
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	320	257,313
5.50%, 11/02/47 (Call 05/02/47)	646	542,767
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	520	433,099
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	415	403,402
5.50%, 01/17/27(a)	732	730,669

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)	$1,391	$1,235,416
1.75%, 09/30/25 (Call 08/30/25)(b)	957	886,260
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	634	575,589
2.30%, 04/30/30 (Call 01/30/30)(b)	884	743,023
3.60%, 03/01/25 (Call 12/01/24)(b)	1,350	1,310,524
7.25%, 06/01/28(a)	973	1,042,450
7.75%, 11/15/29(a)	1,320	1,482,174
8.88%, 05/15/31	212	258,323
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	1,435	1,176,900
4.40%, 08/15/47 (Call 02/15/47)(a)	517	418,990
4.80%, 06/15/44 (Call 12/15/43)	680	585,610
5.00%, 09/15/35 (Call 03/15/35)(a)	615	591,320
5.15%, 05/15/46 (Call 11/15/45)(a)	210	187,011
6.00%, 11/15/41 (Call 05/15/41)	1,306	1,321,879
7.30%, 11/15/39(a)	165	184,828
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	822	668,778
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	525	467,173
4.38%, 04/04/27(b)	245	233,240
4.75%, 09/15/24 (Call 06/15/24)(b)	175	172,657
6.13%, 06/23/33 (Call 03/23/33)(b)	70	70,105
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	662	674,183
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	755	644,565
3.13%, 01/15/32 (Call 10/15/31)(a)	1,365	1,078,423
3.75%, 01/15/31 (Call 10/15/30)	1,695	1,434,948
5.00%, 01/15/30 (Call 10/15/29)	1,224	1,138,586
6.00%, 01/15/29 (Call 10/15/28)	2,162	2,144,000
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	1,632	1,633,363
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	5	5,232

		26,165,779

Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	1,791	1,747,005
4.25%, 07/15/27 (Call 04/15/27)(b)	1,021	973,284
5.00%, 03/23/35 (Call 12/23/34)(b)	535	491,708
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	982	766,059
2.63%, 09/15/29 (Call 06/15/29)(a)	565	497,404
2.85%, 02/15/52 (Call 08/15/51)(a)	610	394,468
3.00%, 06/15/27 (Call 03/15/27)	580	543,811
3.38%, 09/15/49 (Call 03/15/49)	547	390,513
4.13%, 10/15/44 (Call 04/15/44)	754	619,267
4.13%, 03/15/49 (Call 09/15/48)	818	666,896
4.15%, 01/15/43 (Call 07/15/42)(a)	635	531,699
4.30%, 10/01/48 (Call 04/01/48)	567	475,306
5.45%, 10/15/32 (Call 07/15/32)(a)	200	204,614
5.50%, 06/15/41 (Call 12/15/40)(a)	324	316,177
5.75%, 10/15/52 (Call 04/15/52)(a)	580	604,344
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	757	652,318
3.15%, 08/01/27 (Call 05/01/27)(b)	599	543,023
3.76%, 03/16/32 (Call 12/16/31)(b)	1,320	1,144,706
4.49%, 02/15/42(b)	755	607,679
6.12%, 07/20/53 (Call 01/20/53)(b)	505	501,684
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	910	861,539

Security	Par (000)	Value

Gas (continued)
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	$695	$637,306
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	816	600,110
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	372	275,700
4.50%, 03/10/46 (Call 09/10/45)(b)	475	359,070
4.63%, 08/05/27 (Call 07/05/27)(b)	650	622,957
4.87%, 08/05/32 (Call 05/05/32)(b)	495	454,934
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	993	787,835
4.00%, 04/01/28 (Call 01/01/28)	409	389,014
4.10%, 09/01/47 (Call 03/01/47)	355	279,729
4.40%, 07/01/32 (Call 04/01/32)	555	518,113
5.25%, 03/01/28 (Call 02/01/28)	885	882,944
5.40%, 03/01/33 (Call 12/01/32)(a)	520	520,189
5.85%, 01/15/41 (Call 07/15/40)	542	541,525
6.63%, 11/01/37(a)	226	233,078
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	755	675,510
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	808	747,142
2.00%, 06/15/30 (Call 03/15/30)(b)	1,152	921,027
3.00%, 06/15/50 (Call 12/15/49)(b)	807	501,034
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	487	473,137
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	788	758,067
ENN Energy Holdings Ltd., 2.63%, 09/17/30(b)	765	634,281
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	535	493,326
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	870	796,405
3.59%, 01/18/52 (Call 07/18/51)(b)	385	251,443
5.82%, 04/01/41(b)	1,010	956,696
5.99%, 03/06/33 (Call 12/06/32)(b)	160	158,830
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	805	717,107
6.25%, 01/20/42(a)(b)	460	509,819
Nakilat Inc., 6.07%, 12/31/33(a)(b)	265	272,297
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	820	659,601
3.95%, 09/15/27 (Call 06/15/27)	420	389,230
4.75%, 09/01/28 (Call 06/01/28)	530	506,096
5.20%, 07/15/25 (Call 04/15/25)	715	702,874
5.50%, 01/15/26 (Call 12/15/25)	1,016	1,006,298
5.50%, 10/01/26	340	337,070
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,221	1,119,231
1.70%, 02/15/31 (Call 11/15/30)(a)	902	696,675
2.95%, 09/01/29 (Call 06/01/29)	853	750,595
3.49%, 05/15/27 (Call 02/15/27)	750	703,495
3.60%, 05/01/30 (Call 02/01/30)	953	854,098
3.95%, 03/30/48 (Call 09/30/47)	754	576,759
4.38%, 05/15/47 (Call 11/15/46)	1,430	1,172,937
4.80%, 02/15/44 (Call 08/15/43)	776	677,832
5.00%, 06/15/52 (Call 12/15/51)	600	530,512
5.25%, 03/30/28 (Call 02/29/28)	705	702,045
5.25%, 02/15/43 (Call 08/15/42)	551	512,058
5.40%, 06/30/33 (Call 03/30/33)(a)	175	173,328
5.65%, 02/01/45 (Call 08/01/44)	805	772,068
5.80%, 02/01/42 (Call 08/01/41)	485	466,892
5.95%, 06/15/41 (Call 12/15/40)	324	325,952
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	433	354,818

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.25%, 09/01/32 (Call 06/01/32)(a)	$310	$289,102
4.50%, 11/01/48 (Call 05/01/48)	596	489,100
4.66%, 02/01/44 (Call 08/01/43)(a)	832	716,919
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	475	384,784
3.35%, 06/01/50 (Call 12/01/49)(a)	552	361,361
3.50%, 06/01/29 (Call 03/01/29)	1,144	1,037,228
3.64%, 11/01/46 (Call 05/01/46)	350	245,360
4.10%, 09/18/34 (Call 03/18/34)(a)	300	256,402
4.65%, 08/01/43 (Call 02/01/43)(a)	374	321,371
5.05%, 05/15/52 (Call 11/15/51)	405	357,151
5.40%, 06/15/33 (Call 03/15/33)(a)	425	419,471
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	285	240,942
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	757	610,074
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	765	710,591
3.15%, 09/15/24 (Call 06/15/24)	85	82,846
3.20%, 06/15/25 (Call 03/15/25)(a)	844	812,744
3.75%, 09/15/42 (Call 03/15/42)	774	579,287
4.45%, 03/15/44 (Call 09/15/43)(a)	347	286,476
5.13%, 11/15/40	521	489,298
5.75%, 06/01/53 (Call 12/01/52)	590	583,670
6.35%, 11/15/52 (Call 05/15/52)(a)	610	654,311
Series KK, 5.75%, 11/15/35(a)	125	126,103
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	752	701,459
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	462	358,839
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	355	288,628
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	359	273,997
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	910	773,765
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	439,507
3.88%, 11/15/25 (Call 08/15/25)	972	936,049
3.95%, 10/01/46 (Call 04/01/46)	512	381,030
4.40%, 06/01/43 (Call 12/01/42)	770	617,451
4.40%, 05/30/47 (Call 11/30/46)	760	608,725
5.15%, 09/15/32 (Call 03/15/32)	625	609,924
5.88%, 03/15/41 (Call 09/15/40)	535	528,030
6.00%, 10/01/34	160	157,951
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	621	482,629
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	645	416,814
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	584	473,911
3.18%, 08/15/51 (Call 02/15/51)	440	270,644
3.70%, 04/01/28 (Call 01/01/28)	313	291,288
3.80%, 09/29/46 (Call 03/29/46)(a)	135	95,038
4.05%, 03/15/32 (Call 12/15/31)(a)	625	560,170
4.15%, 06/01/49 (Call 12/01/48)(a)	406	301,996
5.45%, 03/23/28 (Call 02/23/28)	205	204,405
5.80%, 12/01/27 (Call 11/01/27)	715	723,121
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	225	170,682
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)(a)	490	328,424
4.80%, 02/15/33 (Call 11/15/32)(a)	315	306,214
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	600	428,927
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	751	551,768

		65,828,570

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)(a)	$399	$320,062
4.63%, 06/15/28 (Call 03/15/28)	455	431,297
Regal Rexnord Corp.
6.05%, 02/15/26(b)	540	537,087
6.05%, 04/15/28 (Call 03/15/28)(b)	1,205	1,192,239
6.30%, 02/15/30 (Call 12/15/29)(b)	620	617,268
6.40%, 04/15/33 (Call 01/15/33)(b)	1,580	1,565,171
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	701	495,586
3.25%, 03/01/27 (Call 12/01/26)	355	335,384
4.10%, 03/01/48 (Call 09/01/47)(a)	563	473,378
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	880	740,016
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 09/11/23)(a)	204	194,212
2.30%, 03/15/30 (Call 12/15/29)(a)	1,226	1,015,118
2.75%, 11/15/50 (Call 05/15/50)	590	343,319
3.40%, 03/01/26 (Call 01/01/26)	990	940,965
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(d)	826	642,785
4.25%, 11/15/28 (Call 08/15/28)(a)	793	752,781
4.85%, 11/15/48 (Call 05/15/48)(a)	545	462,973
5.20%, 09/01/40	752	685,207
6.00%, 03/06/28 (Call 02/06/28)(a)	795	811,975

		12,556,823

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,087	938,110
1.40%, 06/30/30 (Call 03/30/30)(a)	1,211	986,941
2.95%, 03/15/25 (Call 12/15/24)	1,284	1,243,663
3.75%, 11/30/26 (Call 08/30/26)	2,065	2,001,399
3.88%, 09/15/25 (Call 06/15/25)	877	855,985
4.75%, 11/30/36 (Call 05/30/36)	1,655	1,643,025
4.75%, 04/15/43 (Call 10/15/42)	398	380,886
4.90%, 11/30/46 (Call 05/30/46)	3,358	3,273,553
5.30%, 05/27/40	1,236	1,267,177
6.00%, 04/01/39	1,056	1,159,888
6.15%, 11/30/37	930	1,034,382
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	1,245	1,049,987
2.75%, 09/23/26 (Call 07/23/26)(a)(b)	898	829,182
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	908	796,321
3.80%, 09/23/49 (Call 03/23/49)(b)	425	317,973
5.38%, 12/06/32 (Call 09/06/32)(b)	863	860,137
5.75%, 12/06/52 (Call 06/06/52)(b)	865	879,296
Baxter International Inc.
1.32%, 11/29/24	1,060	1,004,179
1.73%, 04/01/31 (Call 01/01/31)	1,356	1,045,522
1.92%, 02/01/27 (Call 01/01/27)	2,171	1,931,606
2.27%, 12/01/28 (Call 10/01/28)	1,785	1,531,467
2.54%, 02/01/32 (Call 11/01/31)(a)	810	650,187
2.60%, 08/15/26 (Call 05/15/26)	734	677,742
3.13%, 12/01/51 (Call 06/01/51)(a)	980	623,266
3.50%, 08/15/46 (Call 02/15/46)	587	396,005
3.95%, 04/01/30 (Call 01/01/30)	711	651,714
4.50%, 06/15/43 (Call 12/15/42)	410	316,931
6.25%, 12/01/37(a)	231	229,325
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	912	856,665

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
2.65%, 06/01/30 (Call 03/01/30)	$1,787	$1,534,262
3.75%, 03/01/26 (Call 01/01/26)(a)	345	330,780
4.00%, 03/01/29 (Call 12/01/28)(a)	115	108,530
4.55%, 03/01/39 (Call 09/01/38)	440	396,260
4.70%, 03/01/49 (Call 09/01/48)(a)	430	385,467
6.50%, 11/15/35	730	792,354
7.38%, 01/15/40	845	975,497
Covidien International Finance SA, 6.55%, 10/15/37	248	270,216
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	700	446,694
2.80%, 12/10/51 (Call 06/10/51)(a)	1,440	947,956
3.35%, 09/15/25 (Call 06/15/25)	1,017	981,075
4.38%, 09/15/45 (Call 03/15/45)	652	573,985
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,199	1,030,022
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	851	818,602
2.60%, 11/15/29 (Call 08/15/29)	1,155	1,018,186
3.25%, 11/15/39 (Call 05/15/39)	1,319	1,046,609
3.40%, 11/15/49 (Call 05/15/49)(a)	1,079	805,710
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	1,049	1,008,744
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	2,240	2,240,120
5.65%, 11/15/27 (Call 10/15/27)	2,229	2,255,789
5.86%, 03/15/30 (Call 01/15/30)	860	874,067
5.91%, 11/22/32 (Call 08/22/32)	380	389,701
6.38%, 11/22/52 (Call 05/22/52)	1,405	1,512,458
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	1,331	1,223,231
3.63%, 03/15/32 (Call 12/15/31)	2,519	2,166,521
4.38%, 03/15/42 (Call 09/15/41)	870	697,745
Koninklijke Philips NV
5.00%, 03/15/42(a)	641	570,823
6.88%, 03/11/38	1,115	1,206,816
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	800	778,068
4.50%, 03/30/33 (Call 12/30/32)	1,055	1,020,851
Medtronic Inc.
4.38%, 03/15/35	2,890	2,734,761
4.63%, 03/15/45	2,654	2,491,897
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	830	743,428
Revvity Inc.
0.85%, 09/15/24 (Call 09/11/23)	682	646,477
1.90%, 09/15/28 (Call 07/15/28)	705	597,588
2.25%, 09/15/31 (Call 06/15/31)(a)	420	330,679
2.55%, 03/15/31 (Call 12/15/30)	765	627,265
3.30%, 09/15/29 (Call 06/15/29)	1,060	942,474
3.63%, 03/15/51 (Call 09/15/50)(a)	510	352,202
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	1,697	1,342,713
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	1,187	982,499
3.75%, 03/15/51 (Call 09/15/50)	654	477,014
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	662	614,849
1.95%, 06/15/30 (Call 03/15/30)	1,593	1,317,130
2.90%, 06/15/50 (Call 12/15/49)	690	460,024
3.38%, 11/01/25 (Call 08/01/25)	863	827,824
3.50%, 03/15/26 (Call 12/15/25)	1,469	1,410,829

Security	Par (000)	Value

Health Care - Products (continued)
3.65%, 03/07/28 (Call 12/07/27)	$784	$744,212
4.10%, 04/01/43 (Call 10/01/42)	926	763,525
4.38%, 05/15/44 (Call 11/15/43)	508	437,222
4.63%, 03/15/46 (Call 09/15/45)	998	897,616
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 09/11/23)	1,395	1,329,832
1.75%, 10/15/28 (Call 08/15/28)	1,072	923,458
2.00%, 10/15/31 (Call 07/15/31)(a)	1,994	1,607,872
2.60%, 10/01/29 (Call 07/01/29)	1,203	1,055,439
2.80%, 10/15/41 (Call 04/15/41)	1,750	1,260,507
4.10%, 08/15/47 (Call 02/15/47)	1,093	938,866
4.80%, 11/21/27 (Call 10/21/27)(a)	780	780,958
4.95%, 08/10/26 (Call 07/10/26)	300	298,800
4.95%, 11/21/32 (Call 08/21/32)	630	629,914
4.98%, 08/10/30 (Call 06/10/30)	390	389,059
5.09%, 08/10/33 (Call 05/10/33)	455	457,329
5.30%, 02/01/44 (Call 08/01/43)	509	503,900
5.40%, 08/10/43 (Call 04/10/43)(a)	350	353,595
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 09/11/23)	942	894,292
2.60%, 11/24/31 (Call 08/24/31)	1,130	920,519
3.05%, 01/15/26 (Call 12/15/25)	1,038	983,681
3.55%, 04/01/25 (Call 01/01/25)	1,021	987,525
3.55%, 03/20/30 (Call 12/20/29)(a)	500	438,040
4.25%, 08/15/35 (Call 02/15/35)(a)	377	318,922
4.45%, 08/15/45 (Call 02/15/45)	545	451,544
5.75%, 11/30/39	485	467,100

		93,573,033

Health Care - Services — 2.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	50	32,218
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)(a)	410	407,332
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	715	622,259
3.63%, 03/01/49 (Call 09/01/48)	515	362,409
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	168,080
3.83%, 08/15/28 (Call 05/15/28)	170	161,748
4.27%, 08/15/48 (Call 02/15/48)	377	320,140
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	53,870
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)(a)	625	419,881
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	750	730,233
3.88%, 08/15/47 (Call 02/15/47)	1,170	877,813
4.13%, 11/15/42 (Call 05/15/42)	251	199,214
4.50%, 05/15/42 (Call 11/15/41)	847	705,838
4.75%, 03/15/44 (Call 09/15/43)	620	533,948
6.63%, 06/15/36	1,075	1,153,434
6.75%, 12/15/37	1,150	1,254,980
AHS Hospital Corp.
5.02%, 07/01/45	625	590,662
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	735	461,196
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(a)	155	98,357
4.81%, 11/15/45 (Call 05/15/45)(a)	190	168,143
Series 2019, 3.89%, 04/15/49(a)	885	700,875
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	735	677,269
4.55%, 05/15/52 (Call 11/15/51)	942	811,069

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46	$470	$382,786
4.85%, 11/15/53(a)	422	393,207
Series B, 2.53%, 11/15/29 (Call 08/15/29)	745	644,199
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,535	1,164,618
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	470	376,953
2.34%, 01/01/30 (Call 10/01/29)(a)	600	511,571
2.91%, 01/01/42 (Call 07/01/41)(a)	155	110,010
2.91%, 01/01/51 (Call 07/01/50)	535	346,728
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	354	245,527
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	590	480,478
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	105	60,966
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	489	349,333
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	300	233,395
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	362,726
4.19%, 11/15/45 (Call 05/15/45)(a)	1,017	861,013
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	394	315,438
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(a)	565	371,472
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	525	319,694
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	1,230	1,170,508
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	650	580,028
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	545	436,705
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	715	487,645
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)(a)	615	404,549
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	420	341,103
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	2,660	2,277,407
2.50%, 03/01/31 (Call 12/01/30)	2,375	1,891,304
2.63%, 08/01/31 (Call 05/01/31)	1,860	1,479,655
3.00%, 10/15/30 (Call 07/15/30)	2,905	2,416,334
3.38%, 02/15/30 (Call 02/15/25)	2,285	1,955,495
4.25%, 12/15/27 (Call 09/18/23)	1,760	1,646,318
4.63%, 12/15/29 (Call 12/15/24)	3,680	3,383,760
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(a)	625	374,688
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	215	182,483
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)(a)	85	52,846
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	804	696,454
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	610	389,207
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	515	325,540
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	705	676,329
City of Hope
Series 2013, 5.62%, 11/15/43	305	290,426

Security	Par (000)	Value

Health Care - Services (continued)
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	$615	$498,616
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	365	319,660
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	434,306
2.76%, 10/01/24 (Call 07/01/24)	588	569,743
2.78%, 10/01/30 (Call 04/01/30)	53	44,516
3.35%, 10/01/29 (Call 04/01/29)	788	702,289
3.82%, 10/01/49 (Call 04/01/49)	482	361,278
3.91%, 10/01/50 (Call 04/01/50)	620	466,005
4.19%, 10/01/49 (Call 04/01/49)(a)	858	680,944
4.35%, 11/01/42(a)	640	533,907
6.46%, 11/01/52 (Call 05/01/52)(a)	300	335,079
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	467	303,767
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	454	325,965
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	734	521,379
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)(a)	617	474,447
Dignity Health
3.81%, 11/01/24(a)	340	332,155
4.50%, 11/01/42	100	85,164
5.27%, 11/01/64(a)	340	303,638
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,097	898,965
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	986	895,701
2.25%, 05/15/30 (Call 02/15/30)	1,674	1,398,502
2.38%, 01/15/25 (Call 12/15/24)	1,178	1,126,352
2.55%, 03/15/31 (Call 12/15/30)	1,531	1,281,958
2.88%, 09/15/29 (Call 06/15/29)	1,287	1,136,969
3.13%, 05/15/50 (Call 11/15/49)	1,419	960,763
3.35%, 12/01/24 (Call 10/01/24)	1,279	1,244,129
3.60%, 03/15/51 (Call 09/15/50)	1,540	1,134,039
3.65%, 12/01/27 (Call 09/01/27)	1,790	1,687,205
3.70%, 09/15/49 (Call 03/15/49)	1,223	911,129
4.10%, 03/01/28 (Call 12/01/27)	1,835	1,757,263
4.38%, 12/01/47 (Call 06/01/47)	1,115	940,906
4.55%, 03/01/48 (Call 09/01/47)	1,145	985,586
4.63%, 05/15/42	942	836,844
4.65%, 01/15/43	1,425	1,266,192
4.65%, 08/15/44 (Call 02/15/44)	865	755,452
4.75%, 02/15/33 (Call 11/15/32)(a)	1,155	1,118,655
4.85%, 08/15/54 (Call 02/15/54)	310	261,096
4.90%, 02/08/26 (Call 02/08/24)	610	602,161
5.10%, 01/15/44(a)	789	723,394
5.13%, 02/15/53 (Call 08/15/52)(a)	1,360	1,278,658
5.35%, 10/15/25 (Call 09/15/25)	645	644,092
5.50%, 10/15/32 (Call 07/15/32)	820	836,252
5.85%, 01/15/36	345	347,475
5.95%, 12/15/34	865	883,198
6.10%, 10/15/52 (Call 04/15/52)	1,000	1,063,264
6.38%, 06/15/37	650	687,955
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	187	135,056
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	265	246,582

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	$460	$451,679
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,275	1,114,501
2.38%, 02/16/31 (Call 11/16/30)(b)	1,351	1,019,876
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	710	548,619
3.75%, 06/15/29 (Call 03/15/29)(b)	769	666,373
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	395	333,964
4.50%, 07/01/57 (Call 01/01/57)	402	344,426
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	760	516,720
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	645	417,479
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	136,439
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,175	927,556
3.38%, 03/15/29 (Call 01/15/29)	555	494,818
3.50%, 09/01/30 (Call 03/01/30)	2,555	2,231,602
3.50%, 07/15/51 (Call 01/15/51)(a)	1,995	1,329,938
4.13%, 06/15/29 (Call 03/15/29)	2,171	2,005,367
4.50%, 02/15/27 (Call 08/15/26)	1,546	1,494,985
4.63%, 03/15/52 (Call 09/15/51)	2,265	1,817,415
5.13%, 06/15/39 (Call 12/15/38)	1,376	1,248,174
5.20%, 06/01/28 (Call 05/01/28)	475	468,061
5.25%, 04/15/25	1,698	1,681,878
5.25%, 06/15/26 (Call 12/15/25)	1,710	1,689,218
5.25%, 06/15/49 (Call 12/15/48)	2,568	2,241,307
5.38%, 02/01/25	2,302	2,287,074
5.38%, 09/01/26 (Call 03/01/26)	1,402	1,391,838
5.50%, 06/01/33 (Call 03/01/33)	1,090	1,070,817
5.50%, 06/15/47 (Call 12/15/46)	1,831	1,666,967
5.63%, 09/01/28 (Call 03/01/28)	2,178	2,175,147
5.88%, 02/15/26 (Call 08/15/25)	2,190	2,192,987
5.88%, 02/01/29 (Call 08/01/28)	1,520	1,529,373
5.90%, 06/01/53 (Call 12/01/52)	1,005	963,831
7.50%, 11/06/33(a)	710	767,223
7.69%, 06/15/25	600	617,062
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	1,010	934,359
2.20%, 06/01/30 (Call 03/01/30)(b)	1,859	1,524,084
3.20%, 06/01/50 (Call 12/01/49)(a)(b)	631	429,656
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(a)(b)	1,405	1,256,380
2.55%, 05/10/31 (Call 02/10/31)(b)	1,027	801,890
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(a)	375	289,705
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,084	953,452
2.15%, 02/03/32 (Call 11/03/31)	1,277	1,001,602
3.13%, 08/15/29 (Call 05/15/29)	785	697,806
3.70%, 03/23/29 (Call 02/23/29)	1,130	1,046,205
3.85%, 10/01/24 (Call 07/01/24)	535	524,009
3.95%, 03/15/27 (Call 12/15/26)	857	822,813
3.95%, 08/15/49 (Call 02/15/49)	423	327,093
4.50%, 04/01/25 (Call 03/01/25)	743	731,967
4.63%, 12/01/42 (Call 06/01/42)	1,021	873,090
4.80%, 03/15/47 (Call 09/15/46)	576	510,439
4.88%, 04/01/30 (Call 01/01/30)	675	654,597
4.95%, 10/01/44 (Call 04/01/44)	724	641,690
5.50%, 03/15/53 (Call 09/15/52)	575	557,253

Security	Par (000)	Value

Health Care - Services (continued)
5.75%, 03/01/28 (Call 02/01/28)	$770	$783,935
5.88%, 03/01/33 (Call 12/01/32)	680	704,038
8.15%, 06/15/38	540	632,431
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	826	676,586
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)(a)	325	207,121
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	380	316,077
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	600	438,705
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	520	380,647
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(b)	950	946,473
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	765	613,898
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	1,090	1,028,440
4.15%, 05/01/47 (Call 11/01/46)	2,252	1,921,871
4.88%, 04/01/42(a)	1,242	1,164,179
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	783	561,690
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	620	440,541
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	1,865	1,255,790
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	995	895,281
2.30%, 12/01/24 (Call 11/01/24)	535	511,930
2.70%, 06/01/31 (Call 03/01/31)	776	647,049
2.95%, 12/01/29 (Call 09/01/29)	835	733,985
3.25%, 09/01/24 (Call 07/01/24)	321	312,740
3.60%, 02/01/25 (Call 11/01/24)	1,235	1,197,933
3.60%, 09/01/27 (Call 06/01/27)	750	710,699
4.70%, 02/01/45 (Call 08/01/44)	1,322	1,132,666
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)(a)	15	11,871
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	545	378,270
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	630,811
Mayo Clinic
3.77%, 11/15/43	355	292,990
Series 2013, 4.00%, 11/15/47(a)	30	25,367
Series 2016, 4.13%, 11/15/52(a)	290	245,984
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	583	387,987
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	498	418,904
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	285	205,547
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	700	508,040
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	321,192
5.00%, 07/01/42	285	273,291
Series 2015, 4.20%, 07/01/55(a)	312	257,089
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	134,774
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	235	224,685
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	794	503,234
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	560	385,150
Montefiore Obligated Group
4.29%, 09/01/50	329	203,696
Series 18-C, 5.24%, 11/01/48(a)	486	362,672

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	$345	$259,213
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	425	331,361
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	760	568,258
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	565	372,504
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	585	351,493
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	539	492,141
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)(a)	170	111,024
2.61%, 08/01/60 (Call 02/01/60)(a)	238	132,802
3.56%, 08/01/36	110	90,849
4.02%, 08/01/45	610	505,635
4.06%, 08/01/56(a)	149	120,699
4.76%, 08/01/2116(a)	255	214,019
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	410	290,299
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	227	167,082
3.98%, 11/01/46 (Call 11/01/45)	610	455,545
4.26%, 11/01/47 (Call 11/01/46)	1,181	934,977
6.15%, 11/01/43	510	511,052
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	240	152,571
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	1,010	749,392
3.17%, 11/01/51 (Call 05/01/51)(a)	910	624,857
3.32%, 11/01/61 (Call 05/01/61)(a)	508	341,403
4.37%, 11/01/43	235	202,054
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	730	438,837
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	490	472,594
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	590	424,203
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	775	632,642
2.83%, 11/15/41 (Call 05/15/41)(a)	760	540,282
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	148	104,132
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	365	258,473
4.09%, 10/01/48 (Call 04/01/48)	412	325,172
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	525	449,802
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	776	707,113
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	690	447,452
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)(a)	730	573,135
2.86%, 01/01/52 (Call 07/01/51)	595	377,360
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(a)	490	325,169
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	627	562,480
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)(a)	540	512,243
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	870	738,444
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	858	501,665
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	672	496,165

Security	Par (000)	Value

Health Care - Services (continued)
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	$651	$598,550
Series I, 3.74%, 10/01/47	453	329,205
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(a)	150	137,391
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	587	497,494
2.95%, 06/30/30 (Call 03/30/30)	1,293	1,122,833
3.45%, 06/01/26 (Call 03/01/26)	850	811,194
3.50%, 03/30/25 (Call 12/30/24)	596	576,646
4.20%, 06/30/29 (Call 03/30/29)	575	550,343
4.70%, 03/30/45 (Call 09/30/44)	536	467,303
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	105	71,213
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	1,420	1,288,060
1.93%, 12/13/28 (Call 10/13/28)(b)	2,180	1,885,703
2.08%, 12/13/31 (Call 09/13/31)(b)	2,780	2,268,350
2.13%, 03/10/25 (Call 02/10/25)(b)	585	558,663
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	935	857,785
2.38%, 01/28/27 (Call 10/28/26)(b)	660	608,166
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	2,525	1,630,740
2.63%, 05/15/26 (Call 02/15/26)(b)	955	900,276
3.00%, 11/10/25 (Call 08/10/25)(b)	657	628,960
3.35%, 09/30/24 (Call 06/30/24)(b)	390	381,723
3.63%, 09/17/28 (Call 06/17/28)(b)	1,040	991,146
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	425	361,184
7.00%, 03/01/39(a)(b)	1,085	1,311,565
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	520	482,327
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)(a)	600	447,358
3.95%, 07/01/46 (Call 07/01/45)(a)	435	352,760
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	615	389,338
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	130	84,667
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	60	37,079
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	438	400,161
SSM Health Care Corp.
4.89%, 06/01/28	160	158,520
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	1,028	975,839
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	375	252,563
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	911	716,653
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	285	255,263
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	305	207,841
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	302	282,299
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	338,066
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	65	59,707
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	277,038
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	333	244,572
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	253,139
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	375	212,562
4.33%, 11/15/55	330	281,038
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	394	386,051

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Trinity Health Corp.
4.13%, 12/01/45(a)	$660	$549,051
Series 2019, 3.43%, 12/01/48	315	235,358
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)(a)	620	433,106
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 (Call 01/01/52)	315	296,955
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	485	466,235
1.15%, 05/15/26 (Call 04/15/26)(a)	1,100	995,131
1.25%, 01/15/26	956	874,524
2.00%, 05/15/30	1,516	1,264,754
2.30%, 05/15/31 (Call 02/15/31)	1,250	1,044,872
2.75%, 05/15/40 (Call 11/15/39)	1,100	792,327
2.88%, 08/15/29	1,135	1,019,812
2.90%, 05/15/50 (Call 11/15/49)	1,455	966,275
2.95%, 10/15/27	1,316	1,220,413
3.05%, 05/15/41 (Call 11/15/40)	1,470	1,097,692
3.10%, 03/15/26	1,585	1,514,091
3.13%, 05/15/60 (Call 11/15/59)	1,060	698,005
3.25%, 05/15/51 (Call 11/15/50)	2,330	1,654,716
3.38%, 04/15/27	995	943,610
3.45%, 01/15/27	1,102	1,052,094
3.50%, 08/15/39 (Call 02/15/39)	1,492	1,217,506
3.70%, 12/15/25	687	665,172
3.70%, 08/15/49 (Call 02/15/49)	1,447	1,123,373
3.75%, 07/15/25	1,626	1,584,307
3.75%, 10/15/47 (Call 04/15/47)	1,134	895,937
3.85%, 06/15/28	1,610	1,543,275
3.88%, 12/15/28	1,306	1,249,949
3.88%, 08/15/59 (Call 02/15/59)	1,397	1,080,529
3.95%, 10/15/42 (Call 04/15/42)	693	575,528
4.00%, 05/15/29 (Call 03/15/29)	1,477	1,411,939
4.20%, 05/15/32 (Call 02/15/32)	1,985	1,875,239
4.20%, 01/15/47 (Call 07/15/46)	645	544,936
4.25%, 01/15/29 (Call 12/15/28)	1,875	1,818,690
4.25%, 03/15/43 (Call 09/15/42)	623	544,775
4.25%, 04/15/47 (Call 10/15/46)	781	663,909
4.25%, 06/15/48 (Call 12/15/47)	1,542	1,307,677
4.38%, 03/15/42 (Call 09/15/41)	1,171	1,035,953
4.45%, 12/15/48 (Call 06/15/48)	1,158	1,016,232
4.50%, 04/15/33 (Call 01/15/33)	1,705	1,642,297
4.63%, 07/15/35(a)	230	222,605
4.63%, 11/15/41 (Call 05/15/41)	1,176	1,077,599
4.75%, 07/15/45	2,065	1,919,327
4.75%, 05/15/52 (Call 11/15/51)	2,295	2,091,340
4.95%, 05/15/62 (Call 11/15/61)	1,425	1,316,517
5.00%, 10/15/24	520	518,402
5.05%, 04/15/53 (Call 10/15/52)	2,320	2,214,529
5.15%, 10/15/25	725	724,559
5.20%, 04/15/63 (Call 10/15/62)	1,930	1,849,919
5.25%, 02/15/28 (Call 01/15/28)(a)	1,165	1,187,487
5.30%, 02/15/30 (Call 12/15/29)	1,015	1,035,621
5.35%, 02/15/33 (Call 11/15/32)	2,290	2,350,185
5.70%, 10/15/40 (Call 04/15/40)	700	723,595
5.80%, 03/15/36	1,639	1,736,666
5.88%, 02/15/53 (Call 08/15/52)	2,375	2,540,068
5.95%, 02/15/41 (Call 08/15/40)	835	875,997
6.05%, 02/15/63 (Call 08/15/62)	1,815	1,977,146
6.50%, 06/15/37	1,348	1,514,516
6.63%, 11/15/37	864	976,338

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 02/15/38	$1,063	$1,236,437
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,176	1,044,569
2.65%, 10/15/30 (Call 07/15/30)	1,130	910,277
2.65%, 01/15/32 (Call 10/15/31)	652	507,123
UPMC, Series D-1, 3.60%, 04/03/25	700	675,542
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	135	92,789
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	201	127,540
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	702	597,195
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	288	174,842
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	165	95,607

		266,272,088

Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	275	263,861
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,530	1,344,572
2.88%, 06/15/27 (Call 05/15/27)(a)	710	624,596
2.88%, 06/15/28 (Call 04/15/28)	1,458	1,229,603
3.20%, 11/15/31 (Call 08/15/31)	930	722,618
3.25%, 07/15/25 (Call 06/15/25)	1,447	1,356,820
3.88%, 01/15/26 (Call 12/15/25)	1,561	1,460,092
4.25%, 03/01/25 (Call 01/01/25)	809	778,223
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	569	491,912
2.95%, 03/10/26 (Call 02/10/26)	644	576,454
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	390	344,578
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	455	431,630
2.35%, 11/22/24(a)	330	311,852
2.63%, 12/15/26 (Call 11/15/26)(a)	1,505	1,294,550
2.70%, 01/15/25 (Call 11/15/24)	920	870,508
3.25%, 03/15/27 (Call 02/15/27)	1,408	1,226,077
4.00%, 01/15/29 (Call 11/15/28)	917	787,579
4.70%, 03/24/25(a)	700	680,414
7.05%, 09/29/25(a)	1,095	1,102,577
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	678	574,942
2.75%, 09/16/26 (Call 08/19/26)	1,110	978,368
2.85%, 09/30/28 (Call 07/30/28)	960	792,934
3.63%, 01/15/26 (Call 12/15/25)(a)	1,290	1,194,984
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	817	707,997
2.88%, 06/11/28 (Call 04/11/28)	1,165	962,557
3.40%, 07/15/26 (Call 06/15/26)	1,233	1,110,567
3.75%, 07/22/25 (Call 06/22/25)	791	741,679
4.00%, 03/30/25 (Call 02/28/25)(a)	481	457,579
4.25%, 01/15/26 (Call 12/15/25)(a)	892	835,369
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	645	568,202
4.70%, 02/08/27 (Call 01/08/27)	1,080	989,839
5.50%, 03/21/25	704	682,437
7.75%, 09/16/27 (Call 08/16/27)	300	298,017
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	752	632,540
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	551	487,351
4.75%, 12/15/25 (Call 11/15/25)(b)	880	813,965

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	$413	$382,214
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	200	189,071
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,928	1,672,978
3.38%, 09/06/49 (Call 03/06/49)(b)	1,055	753,141
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	414	379,828
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	749	677,725
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(b)	1,215	1,186,494
4.88%, 04/21/33(a)(b)	435	420,158
FS KKR Capital Corp.
1.65%, 10/12/24	670	631,851
2.63%, 01/15/27 (Call 12/15/26)	430	371,059
3.13%, 10/12/28 (Call 08/12/28)	920	751,431
3.25%, 07/15/27 (Call 06/15/27)(a)	887	769,830
3.40%, 01/15/26 (Call 12/15/25)	1,304	1,195,719
4.13%, 02/01/25 (Call 01/01/25)(a)	906	871,024
4.25%, 02/14/25 (Call 01/14/25)(b)	310	296,453
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	481	446,808
3.75%, 02/10/25 (Call 01/10/25)(a)	618	598,068
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	850	718,520
2.50%, 08/24/26 (Call 07/24/26)	641	563,270
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	140	158,645
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	1,650	1,609,526
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	842	660,284
3.75%, 05/28/51 (Call 11/28/50)(b)	795	521,195
4.50%, 04/08/52 (Call 10/08/51)(b)	610	458,550
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	920	815,878
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	475	443,169
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	695	604,163
3.50%, 02/25/25 (Call 01/25/25)(a)	460	437,904
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	750	719,722
Owl Rock Capital Corp. III, 3.13%, 04/13/27	770	659,703
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	680	588,910
3.44%, 10/15/28 (Call 08/15/28)	589	462,606
3.71%, 01/22/26 (Call 12/22/25)	778	705,151
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	785	516,369
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	100	88,326
3.88%, 11/01/24 (Call 10/01/24)	320	310,255

		51,363,841

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,067	940,714
1.40%, 10/15/27 (Call 08/15/27)	892	766,132

Security	Par (000)	Value

Home Builders (continued)
2.50%, 10/15/24 (Call 09/15/24)	$509	$490,628
2.60%, 10/15/25 (Call 09/15/25)	868	815,256
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	664	651,834
4.75%, 11/29/27 (Call 05/29/27)	1,437	1,393,348
5.00%, 06/15/27 (Call 12/15/26)	659	648,967
5.25%, 06/01/26 (Call 12/01/25)	890	885,511
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	670	519,658
3.85%, 01/15/30 (Call 07/15/29)	500	432,349
3.97%, 08/06/61 (Call 02/06/61)	282	165,192
6.00%, 01/15/43 (Call 10/15/42)	790	690,144
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,138	973,869
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	982	967,500
5.50%, 03/01/26 (Call 12/01/25)	514	512,980
6.00%, 02/15/35(a)	514	516,728
6.38%, 05/15/33(a)	735	765,188
7.88%, 06/15/32	423	483,467
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	655	583,569
4.35%, 02/15/28 (Call 11/15/27)(a)	590	553,664
4.88%, 11/15/25 (Call 08/15/25)	640	625,504
4.88%, 03/15/27 (Call 12/15/26)	745	723,172

		15,105,374

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	642	623,777
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	845	778,969
3.50%, 11/15/51 (Call 05/15/51)	765	525,330
3.80%, 11/15/24 (Call 08/15/24)	340	331,451
4.40%, 03/15/29 (Call 12/15/28)(a)	878	829,364
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	605	541,453
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	655	529,549
3.70%, 05/01/25	530	513,644
4.50%, 06/01/46 (Call 12/01/45)(a)	490	395,385
4.60%, 05/15/50 (Call 11/15/49)(a)	848	691,465
4.70%, 05/14/32 (Call 02/14/32)(a)	260	246,114
4.75%, 02/26/29 (Call 11/26/28)(a)	811	789,301
5.15%, 03/01/43(a)	376	331,751
5.50%, 03/01/33 (Call 12/01/32)(a)	420	416,450

		7,544,003

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(a)	635	491,274
2.65%, 04/30/30 (Call 02/01/30)	597	498,024
4.88%, 12/06/28 (Call 09/06/28)	794	776,174
5.75%, 03/15/33 (Call 12/15/32)	580	585,178
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	258,025
3.15%, 08/01/27 (Call 05/01/27)	742	697,535
3.95%, 08/01/47 (Call 02/01/47)	460	373,181
5.00%, 06/15/52 (Call 12/15/51)(a)	840	786,914
5.60%, 11/15/32 (Call 08/15/32)	925	956,932
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	826	671,455

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.10%, 10/01/27 (Call 07/01/27)	$968	$894,867
3.90%, 05/15/28 (Call 02/15/28)	550	522,352
4.40%, 05/01/29 (Call 03/01/29)(a)	425	411,574
4.60%, 05/01/32 (Call 02/01/32)(a)	795	768,913
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	998	861,752
2.00%, 11/02/31 (Call 08/02/31)(a)	870	713,096
2.65%, 03/01/25	483	464,963
2.75%, 02/15/26	540	514,440
2.88%, 02/07/50 (Call 08/07/49)(a)	511	353,391
3.05%, 08/15/25	493	474,183
3.10%, 03/26/30 (Call 12/26/29)	1,199	1,082,788
3.20%, 04/25/29 (Call 01/25/29)	823	762,265
3.20%, 07/30/46 (Call 01/30/46)	455	329,405
3.70%, 06/01/43(a)	360	276,467
3.90%, 05/04/47 (Call 11/04/46)	509	419,810
3.95%, 11/01/28 (Call 08/01/28)	639	618,979
4.50%, 02/16/33 (Call 11/16/32)	545	534,246
5.30%, 03/01/41(a)	495	501,406
6.63%, 08/01/37	1,056	1,212,303
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	485	405,729
3.25%, 03/12/25(b)	390	374,279
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	3,342	3,111,847
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	275	267,705
4.00%, 05/15/43 (Call 02/15/43)(b)	430	345,008
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	425	349,253
4.75%, 10/15/46 (Call 04/16/46)(a)(b)	1,020	911,455
4.80%, 09/01/40(b)	690	607,809

		24,184,977

Insurance — 4.4%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	5	5,018
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(d)	607	570,337
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	530	477,716
2.88%, 10/15/26 (Call 07/15/26)(a)	697	650,022
3.60%, 04/01/30 (Call 01/01/30)(a)	1,578	1,438,447
4.00%, 10/15/46 (Call 04/15/46)	395	307,813
4.75%, 01/15/49 (Call 07/15/48)	617	548,829
6.45%, 08/15/40	430	453,101
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	490	473,146
3.20%, 09/16/40 (Call 03/16/40)(b)	2,020	1,459,322
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,355	1,219,325
3.60%, 04/09/29 (Call 01/09/29)(b)	1,130	1,044,142
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	645	614,243
4.50%, 03/16/46 (Call 09/16/45)(b)	975	847,049
4.88%, 03/11/44(b)	60	55,417
4.95%, 04/04/33 (Call 01/04/33)(a)(b)	1,085	1,064,055
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	1,090	1,113,514
AIG Global Funding, 0.90%, 09/22/25(b)	807	732,264
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,091	1,160,788
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	460	321,447
3.63%, 05/15/30 (Call 02/15/30)	770	710,469

Security	Par (000)	Value

Insurance (continued)
4.90%, 09/15/44 (Call 03/15/44)(a)	$332	$304,663
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	829	795,366
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	905	816,572
1.45%, 12/15/30 (Call 09/15/30)(a)	1,166	894,079
3.28%, 12/15/26 (Call 09/15/26)	827	781,369
3.85%, 08/10/49 (Call 02/10/49)	782	587,277
4.20%, 12/15/46 (Call 06/15/46)	882	696,647
4.50%, 06/15/43	474	399,018
5.25%, 03/30/33 (Call 12/30/32)(a)	360	352,675
5.35%, 06/01/33(a)	265	262,078
5.55%, 05/09/35	826	822,308
5.95%, 04/01/36(a)	295	303,765
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(d)	660	631,475
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,077	1,032,694
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	690	544,086
5.25%, 04/02/30 (Call 01/02/30)(a)	487	476,193
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	901	852,865
3.40%, 06/30/30 (Call 03/30/30)	295	259,784
3.88%, 01/15/35 (Call 07/15/34)	375	323,563
3.90%, 04/01/26 (Call 01/01/26)	1,025	989,430
4.20%, 04/01/28 (Call 01/01/28)	585	558,440
4.38%, 06/30/50 (Call 12/30/49)	1,073	889,150
4.50%, 07/16/44 (Call 01/16/44)	975	822,957
4.75%, 04/01/48 (Call 10/01/47)	1,241	1,090,947
4.80%, 07/10/45 (Call 01/10/45)	981	866,217
5.13%, 03/27/33 (Call 12/27/32)	905	875,365
6.25%, 05/01/36(a)	640	652,382
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(d)	880	830,940
American National Group Inc., 6.14%, 06/13/32 (Call 03/13/32)(b)	65	60,291
Americo Life Inc., 3.45%, 04/15/31(a)(b)	658	488,289
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	845	628,259
3.83%, 03/11/51 (Call 09/11/50)(b)	636	372,676
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,638	1,406,487
3.75%, 05/02/29 (Call 02/02/29)	618	575,153
4.50%, 12/15/28 (Call 09/15/28)(a)	637	616,274
6.25%, 09/30/40(a)	830	860,050
8.21%, 01/01/27	234	245,695
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	530	419,061
2.60%, 12/02/31 (Call 09/02/31)(a)	530	434,895
2.85%, 05/28/27 (Call 04/28/27)	865	796,343
2.90%, 08/23/51 (Call 02/23/51)(a)	460	291,600
3.88%, 12/15/25 (Call 09/15/25)	1,032	997,794
3.90%, 02/28/52 (Call 08/28/51)	1,022	784,066
4.25%, 12/12/42(a)	265	203,449
4.45%, 05/24/43 (Call 02/24/43)	201	157,493
4.60%, 06/14/44 (Call 03/14/44)	695	595,777
4.75%, 05/15/45 (Call 11/15/44)	545	474,153
5.00%, 09/12/32 (Call 06/12/32)	540	527,170
5.35%, 02/28/33 (Call 11/28/32)	420	419,323

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	$1,062	$1,013,423
5.03%, 12/15/46 (Call 06/15/46)	789	688,832
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	857	618,486
7.35%, 05/01/34	338	376,484
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	487	433,051
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	768	609,678
3.05%, 03/09/52 (Call 09/09/51)	375	235,256
3.50%, 05/20/51 (Call 11/20/50)	1,245	860,383
5.50%, 03/02/33 (Call 12/02/32)	505	501,380
5.75%, 03/02/53 (Call 09/02/52)	524	513,376
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	145	103,483
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	570	429,606
3.70%, 02/22/30 (Call 11/22/29)	456	393,070
4.90%, 03/27/28 (Call 12/27/27)	710	685,439
6.75%, 02/15/34	325	336,065
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36), (1-mo. LIBOR US + 2.215%)(b)(d)	75	66,222
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	1,020	867,556
3.60%, 09/15/51 (Call 03/15/51)	617	407,231
Athene Global Funding
1.45%, 01/08/26(b)	972	866,463
1.61%, 06/29/26(b)	910	790,167
1.72%, 01/07/25(b)	780	730,599
1.73%, 10/02/26(a)(b)	850	739,841
1.99%, 08/19/28(b)	1,185	980,643
2.45%, 08/20/27(b)	25	21,843
2.50%, 01/14/25(b)	803	759,912
2.50%, 03/24/28(b)	807	691,305
2.55%, 06/29/25(b)	646	595,323
2.55%, 11/19/30(b)	650	508,628
2.65%, 10/04/31(a)(b)	570	435,611
2.67%, 06/07/31(a)(b)	631	490,441
2.72%, 01/07/29(b)	685	571,247
2.95%, 11/12/26(a)(b)	375	339,023
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	697	443,638
3.50%, 01/15/31 (Call 10/15/30)(a)	625	522,967
3.95%, 05/25/51 (Call 11/25/50)	450	314,615
4.13%, 01/12/28 (Call 10/12/27)(a)	1,280	1,195,574
6.15%, 04/03/30 (Call 01/03/30)	585	590,730
6.65%, 02/01/33 (Call 11/01/32)(a)	670	687,400
AXA SA, 8.60%, 12/15/30(a)	185	223,133
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	618	560,686
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)(d)	472	379,594
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	780	731,851
5.15%, 04/01/45(a)	375	311,979
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	658	503,034
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	1,047	842,404
1.85%, 03/12/30 (Call 12/12/29)(a)	568	478,473

Security	Par (000)	Value

Insurance (continued)
2.30%, 03/15/27 (Call 02/15/27)(a)	$1,065	$986,891
2.50%, 01/15/51 (Call 07/15/50)	1,035	644,709
2.85%, 10/15/50 (Call 04/15/50)	2,280	1,532,898
2.88%, 03/15/32 (Call 12/15/31)(a)	1,432	1,249,945
3.85%, 03/15/52 (Call 09/15/51)	3,415	2,720,454
4.20%, 08/15/48 (Call 02/15/48)	2,478	2,157,718
4.25%, 01/15/49 (Call 07/15/48)	1,939	1,706,774
4.30%, 05/15/43	840	752,923
4.40%, 05/15/42	781	722,829
5.75%, 01/15/40(a)	1,035	1,117,899
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	2,187	2,096,942
4.50%, 02/11/43(a)	1,320	1,236,888
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	667	594,197
1.75%, 01/13/25(b)	880	829,245
2.00%, 06/28/28(a)(b)	638	536,869
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	785	725,720
3.85%, 12/22/51 (Call 06/22/51)	520	326,607
4.70%, 06/22/47 (Call 12/22/46)	769	572,525
5.63%, 05/15/30 (Call 02/15/30)(a)	1,014	980,306
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,263	1,009,648
4.20%, 09/15/24 (Call 06/15/24)(a)	811	795,873
4.20%, 03/17/32 (Call 12/17/31)	430	384,831
4.50%, 03/15/29 (Call 12/15/28)	810	760,132
4.95%, 03/17/52 (Call 09/17/51)	740	624,286
Chubb Corp. (The)
6.00%, 05/11/37	575	611,100
Series 1, 6.50%, 05/15/38	860	957,623
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,315	1,034,964
2.85%, 12/15/51 (Call 06/15/51)(a)	685	454,927
3.05%, 12/15/61 (Call 06/15/61)	1,170	757,797
3.15%, 03/15/25	1,337	1,292,614
3.35%, 05/03/26 (Call 02/03/26)	1,500	1,437,868
4.15%, 03/13/43	880	749,880
4.35%, 11/03/45 (Call 05/03/45)	1,307	1,142,302
6.70%, 05/15/36(a)	280	313,431
Cincinnati Financial Corp.
6.13%, 11/01/34	1,070	1,102,310
6.92%, 05/15/28	670	714,993
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	910	728,650
3.45%, 08/15/27 (Call 05/15/27)	813	758,938
3.90%, 05/01/29 (Call 02/01/29)	654	608,670
4.50%, 03/01/26 (Call 12/01/25)	832	811,084
5.50%, 06/15/33 (Call 03/15/33)	45	44,066
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	666	652,018
5.25%, 05/30/29 (Call 02/28/29)(a)	711	677,220
CNO Global Funding
1.65%, 01/06/25(a)(b)	744	697,180
1.75%, 10/07/26(b)	710	630,274
2.65%, 01/06/29(a)(b)	965	817,990
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	1,320	1,268,471
3.65%, 04/05/27 (Call 03/05/27)	1,545	1,453,367
3.85%, 04/05/29 (Call 02/05/29)	1,265	1,157,666

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.90%, 04/05/32 (Call 01/05/32)	$1,705	$1,490,834
4.35%, 04/05/42 (Call 10/05/41)	885	700,152
4.40%, 04/05/52 (Call 10/05/51)	2,033	1,572,473
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(d)	470	456,966
Corebridge Global Funding, 5.75%, 07/02/26(b)	2,180	2,169,881
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3-mo. SOFR + 3.922%)(a)(b)(d)(e)	440	414,203
5.10%, 10/29/49 (Call 10/28/24), (3-mo. LIBOR US + 3.680%)(a)(b)(d)(e)	790	774,318
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32 (Call 10/18/31)(b)	285	221,498
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	718	619,565
1.78%, 03/17/31 (Call 12/17/30)(b)	832	650,897
3.08%, 09/17/51 (Call 03/17/51)(a)(b)	700	446,225
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)(d)	25	19,754
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)(d)	25	21,988
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,003	780,621
4.95%, 06/01/29 (Call 03/01/29)	720	674,572
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	530	472,708
1.10%, 11/12/24(b)	687	648,381
1.30%, 07/12/26(b)	893	782,608
1.40%, 07/07/25(b)	1,113	1,023,510
1.40%, 08/27/27(b)	717	609,869
1.70%, 11/12/26(a)(b)	638	559,273
1.75%, 11/15/30(a)(b)	537	416,436
1.80%, 03/08/28(a)(b)	850	721,384
5.45%, 03/03/28(b)	465	460,061
5.50%, 12/02/25(b)	510	505,165
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,751	1,656,724
5.00%, 04/20/48 (Call 10/20/47)	1,491	1,254,177
5.59%, 01/11/33 (Call 10/11/32)(a)	745	732,373
7.00%, 04/01/28(a)	745	785,477
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	1,080	688,566
3.50%, 10/15/50 (Call 04/15/50)	1,410	966,173
4.87%, 06/01/44	325	282,241
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(b)	760	773,053
F&G Global Funding
0.90%, 09/20/24(b)	801	753,047
1.75%, 06/30/26(b)	887	788,765
2.00%, 09/20/28(b)	905	750,194
2.30%, 04/11/27(a)(b)	635	561,474
5.15%, 07/07/25(a)(b)	510	495,717
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	930	779,510
4.63%, 04/29/30 (Call 01/29/30)	837	770,009
4.85%, 04/17/28 (Call 01/17/28)	1,134	1,092,120
5.63%, 08/16/32 (Call 05/16/32)	270	260,589
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	475	477,677

Security	Par (000)	Value

Insurance (continued)
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(d)	$550	$529,118
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(b)(d)	485	420,238
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 1.374%)(b)(d)	896	695,637
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	1,021	998,112
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	812	645,724
3.20%, 09/17/51 (Call 03/17/51)(a)	790	459,651
3.40%, 06/15/30 (Call 03/15/30)(a)	1,015	882,101
4.50%, 08/15/28 (Call 05/15/28)	512	481,307
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	905	693,918
4.00%, 05/15/30 (Call 02/15/30)	765	664,413
4.60%, 11/15/24(a)	620	609,185
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	2,045	1,750,756
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(b)	100	101,037
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(b)	870	875,414
GA Global Funding Trust
0.80%, 09/13/24(a)(b)	368	346,003
1.63%, 01/15/26(a)(b)	1,051	939,687
1.95%, 09/15/28(a)(b)	737	622,040
2.25%, 01/06/27(b)	645	570,507
2.90%, 01/06/32(a)(b)	590	449,231
3.85%, 04/11/25(a)(b)	630	606,358
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	1,390	1,030,237
4.40%, 10/15/29 (Call 07/15/29)(b)	938	788,460
7.95%, 06/15/33 (Call 03/15/33)(b)	511	501,439
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	757	605,529
4.55%, 09/15/28 (Call 06/15/28)	975	945,168
4.80%, 06/15/32 (Call 03/15/32)(a)	385	364,059
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	620	588,659
4.58%, 05/17/48 (Call 11/17/47)(b)	378	323,609
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	1,110	889,813
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	700	632,589
Guardian Life Global Funding
0.88%, 12/10/25(b)	738	662,254
1.10%, 06/23/25(b)	626	575,864
1.25%, 05/13/26(a)(b)	441	392,978
1.25%, 11/19/27(b)	385	330,860
1.40%, 07/06/27(a)(b)	505	440,657
1.63%, 09/16/28(b)	440	372,437
3.25%, 03/29/27(b)	885	824,238
5.55%, 10/28/27(b)	730	735,512
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	381	245,161
4.85%, 01/24/77(a)(b)	601	483,470
4.88%, 06/19/64(b)	540	450,920

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)(a)	$828	$651,126
4.50%, 04/15/26 (Call 01/15/26)(a)	906	880,209
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	1,014	887,402
2.90%, 09/15/51 (Call 03/15/51)(a)	875	554,388
3.60%, 08/19/49 (Call 02/19/49)	335	244,243
4.30%, 04/15/43	618	488,924
4.40%, 03/15/48 (Call 09/15/47)(a)	481	399,725
5.95%, 10/15/36	663	675,691
6.10%, 10/01/41	612	617,613
6.63%, 03/30/40(a)	452	474,327
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	200,940
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	110	105,672
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	880	868,399
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	970	762,434
4.00%, 11/23/51 (Call 05/23/51)(a)	715	477,265
5.17%, 06/08/27 (Call 05/08/27)(a)	327	320,514
5.67%, 06/08/32 (Call 03/08/32)	200	190,495
Jackson National Life Global Funding
1.75%, 01/12/25(a)(b)	600	562,721
3.05%, 04/29/26(b)	621	572,119
3.05%, 06/21/29(b)	687	585,623
3.88%, 06/11/25(b)	647	617,599
5.25%, 04/12/28(b)	225	212,956
5.50%, 01/09/26(a)(b)	880	863,453
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	1,280	1,343,163
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	1,100	845,651
3.80%, 02/23/32 (Call 11/23/31)	360	292,072
4.35%, 02/15/25 (Call 11/15/24)	379	368,156
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,496	1,065,023
3.95%, 05/15/60 (Call 11/15/59)(a)(b)	1,238	833,152
4.57%, 02/01/29(b)	1,461	1,410,150
4.85%, 08/01/44(a)(b)	30	24,456
5.50%, 06/15/52 (Call 12/15/51)(b)	1,300	1,175,986
6.50%, 03/15/35(a)(b)	1,462	1,463,809
6.50%, 05/01/42(b)	745	711,229
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	5	5,134
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	578	486,547
3.35%, 03/09/25(a)	520	498,776
3.40%, 01/15/31 (Call 10/15/30)(a)	630	531,794
3.40%, 03/01/32 (Call 12/01/31)(a)	280	227,672
3.63%, 12/12/26 (Call 09/15/26)(a)	750	702,607
3.80%, 03/01/28 (Call 12/01/27)(a)	511	467,645
4.35%, 03/01/48 (Call 09/01/47)(a)	362	262,900
4.38%, 06/15/50 (Call 12/15/49)(a)	475	339,690
6.30%, 10/09/37	609	600,464
7.00%, 06/15/40	584	614,044
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	905	800,268
3.75%, 04/01/26 (Call 01/01/26)	991	954,142
4.13%, 05/15/43 (Call 11/15/42)	694	569,471

Security	Par (000)	Value

Insurance (continued)
6.00%, 02/01/35(a)	$195	$201,438
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	845	773,718
3.70%, 03/16/32 (Call 12/16/31)(a)	665	596,559
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(d)	815	762,832
4.15%, 03/04/26	991	962,658
5.38%, 03/04/46(a)	770	739,639
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(a)(b)	745	499,044
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	656	586,907
3.45%, 05/07/52 (Call 11/07/51)(a)	1,005	681,665
3.50%, 11/01/27 (Call 08/01/27)	532	496,455
4.15%, 09/17/50 (Call 03/17/50)	686	519,350
4.30%, 11/01/47 (Call 05/01/47)	316	243,213
5.00%, 03/30/43	370	312,825
5.00%, 04/05/46	416	360,894
5.00%, 05/20/49 (Call 11/20/48)	605	529,515
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	800	661,277
2.38%, 12/15/31 (Call 09/15/31)(a)	1,005	817,047
2.90%, 12/15/51 (Call 06/15/51)	365	236,326
3.50%, 03/10/25 (Call 12/10/24)(a)	657	637,913
3.75%, 03/14/26 (Call 12/14/25)	881	851,309
4.20%, 03/01/48 (Call 09/01/47)	971	800,007
4.35%, 01/30/47 (Call 07/30/46)	829	701,809
4.38%, 03/15/29 (Call 12/15/28)	1,837	1,778,513
4.75%, 03/15/39 (Call 09/15/38)	829	767,017
4.90%, 03/15/49 (Call 09/15/48)	1,711	1,569,140
5.45%, 03/15/53 (Call 09/15/52)	225	222,092
5.75%, 11/01/32 (Call 08/01/32)	310	321,829
5.88%, 08/01/33	640	671,003
6.25%, 11/01/52 (Call 05/01/52)	395	432,409
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	255	157,953
3.38%, 04/15/50(a)(b)	373	257,890
3.73%, 10/15/70(b)	960	628,832
4.50%, 04/15/65(b)	125	91,411
4.90%, 04/01/77(b)	718	585,045
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(b)(d)	845	742,430
5.38%, 12/01/41(a)(b)	652	582,883
5.67%, 12/01/52 (Call 06/01/52)(a)(b)	790	782,140
MassMutual Global Funding II
1.20%, 07/16/26(b)	640	568,734
1.55%, 10/09/30(b)	1,168	909,200
2.15%, 03/09/31(a)(b)	783	630,188
2.35%, 01/14/27(b)	580	527,422
2.95%, 01/11/25(b)	923	890,744
3.40%, 03/08/26(b)	1,302	1,241,350
4.15%, 08/26/25(a)(b)	683	666,204
4.50%, 04/10/26(b)	375	368,273
5.05%, 12/07/27(b)	1,105	1,099,854
5.05%, 06/14/28(b)	430	426,551
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(b)(d)	540	519,829
5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)(d)	1,510	1,468,820

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	$873	$820,006
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	837	738,210
3.70%, 06/13/25(b)	1,027	990,434
5.40%, 06/20/26(b)	535	533,953
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	764	800,768
MetLife Inc.
3.00%, 03/01/25	453	437,044
3.60%, 11/13/25 (Call 08/13/25)	915	885,037
4.05%, 03/01/45	1,202	982,217
4.13%, 08/13/42	1,070	886,948
4.55%, 03/23/30 (Call 12/23/29)(a)	1,030	1,001,344
4.60%, 05/13/46 (Call 11/13/45)	800	701,821
4.72%, 12/15/44	575	500,882
4.88%, 11/13/43	699	637,700
5.00%, 07/15/52 (Call 01/15/52)	1,045	955,447
5.25%, 01/15/54 (Call 07/15/53)(a)	1,200	1,137,276
5.38%, 07/15/33 (Call 04/15/33)	700	696,824
5.70%, 06/15/35	1,660	1,698,859
5.88%, 02/06/41	1,446	1,485,015
6.38%, 06/15/34	948	1,017,942
6.40%, 12/15/66 (Call 12/15/31)(a)	1,669	1,651,176
6.50%, 12/15/32(a)	1,236	1,339,902
9.25%, 04/08/68 (Call 04/08/33)(b)	75	86,812
10.75%, 08/01/69 (Call 08/01/34)	541	692,480
Metropolitan Life Global Funding I
0.70%, 09/27/24(a)(b)	620	588,146
0.95%, 07/02/25(b)	1,315	1,208,819
1.55%, 01/07/31(b)	1,250	968,109
1.88%, 01/11/27(b)	407	363,624
2.40%, 01/11/32(a)(b)	715	579,782
2.80%, 03/21/25(b)	425	406,462
2.95%, 04/09/30(b)	1,325	1,147,717
3.00%, 09/19/27(a)(b)	1,924	1,758,231
3.05%, 06/17/29(a)(b)	962	849,815
3.30%, 03/21/29(b)	550	496,581
3.45%, 12/18/26(a)(b)	1,334	1,257,680
4.05%, 08/25/25(a)(b)	465	450,615
4.30%, 08/25/29(b)	415	395,076
4.40%, 06/30/27(b)	355	343,111
5.00%, 01/06/26(a)(b)	410	406,800
5.05%, 01/06/28(b)	865	858,884
5.15%, 03/28/33(b)	1,097	1,072,587
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	480	495,184
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5-year USD Swap + 3.256%)(a)(b)(d)(e)	200	190,901
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(b)(d)	675	662,703
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	53,332
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)(b)	600	598,952
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	120	121,576
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	120	103,575

Security	Par (000)	Value

Insurance (continued)
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	$1,835	$1,363,078
5.30%, 11/18/44(a)(b)	595	508,715
6.75%, 05/15/87(a)	170	162,118
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,504	1,147,066
4.95%, 04/22/44(b)	640	523,958
7.88%, 04/01/33(b)	568	619,110
8.25%, 12/01/31(a)(b)	609	678,317
9.38%, 08/15/39(b)	350	439,355
New York Life Global Funding
0.85%, 01/15/26(b)	765	689,306
0.90%, 10/29/24(b)	340	322,404
0.95%, 06/24/25(b)	460	424,451
1.15%, 06/09/26(a)(b)	1,005	891,668
1.20%, 08/07/30(b)	775	593,799
1.45%, 01/14/25(a)(b)	537	507,425
1.85%, 08/01/31(b)	720	563,009
2.00%, 01/22/25(a)(b)	926	882,710
2.35%, 07/14/26(a)(b)	105	96,718
3.00%, 01/10/28(b)	930	851,069
3.25%, 04/07/27(b)	885	830,129
3.60%, 08/05/25(b)	1,182	1,143,633
4.55%, 01/28/33(b)	1,310	1,241,441
4.70%, 04/02/26(a)(b)	1,000	985,939
4.85%, 01/09/28(a)(b)	1,060	1,048,581
4.90%, 06/13/28(b)	899	888,857
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	1,826	1,362,043
4.45%, 05/15/69 (Call 11/15/68)(b)	930	741,927
5.88%, 05/15/33(b)	1,313	1,342,417
6.75%, 11/15/39(a)(b)	796	874,411
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(b)(d)	1,740	1,408,917
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(b)(d)	670	539,823
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(b)(d)	1,157	997,258
4.00%, 09/19/47 (Call 09/19/27), (5-year USD ICE Swap + 2.880%)(a)(b)(d)	500	462,265
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(b)(d)	490	471,595
5.10%, 10/16/44 (Call 10/16/24), (5-year USD Swap + 3.650%)(b)(d)	1,600	1,568,222
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	983	883,541
1.70%, 06/01/28(a)(b)	760	650,288
1.75%, 01/11/27(a)(b)	1,262	1,127,430
4.00%, 07/01/25(b)	1,230	1,198,039
4.35%, 09/15/27(b)	250	242,789
4.70%, 04/06/26(b)	75	74,042
4.90%, 06/12/28(b)	755	746,624
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	985	670,600
3.63%, 09/30/59 (Call 03/30/59)(b)	1,159	782,638
3.85%, 09/30/47 (Call 03/30/47)(b)	1,722	1,297,642
6.06%, 03/30/40(a)(b)	630	641,519
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	345	299,659

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	$947	$660,185
3.88%, 08/26/26 (Call 07/26/26)(a)	753	715,629
4.88%, 10/01/24 (Call 09/01/24)	715	705,068
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	440	298,165
Pacific Life Global Funding II
1.20%, 06/24/25(a)(b)	769	711,889
1.38%, 04/14/26(a)(b)	2,025	1,823,045
1.45%, 01/20/28(a)(b)	567	480,852
1.60%, 09/21/28(b)	912	756,874
2.45%, 01/11/32(b)	720	570,665
4.90%, 04/04/28(b)	310	304,261
5.50%, 08/28/26(a)(b)	900	903,061
5.50%, 07/18/28(b)	600	601,857
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(b)(d)	875	654,745
9.25%, 06/15/39(a)(b)	35	44,031
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	855	583,778
5.13%, 01/30/43(b)	505	460,679
5.40%, 09/15/52 (Call 03/15/52)(a)(b)	1,105	1,048,731
6.60%, 09/15/33(b)	350	373,112
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	700	634,572
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(d)	680	570,201
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	481	312,511
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	821	752,468
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)(b)	760	665,360
Pricoa Global Funding I
0.80%, 09/01/25(b)	567	516,269
1.15%, 12/06/24(b)	897	847,574
1.20%, 09/01/26(b)	1,052	931,885
2.40%, 09/23/24(b)	687	661,745
4.20%, 08/28/25(a)(b)	615	599,488
5.10%, 05/30/28(a)(b)	450	451,236
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	524	430,362
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	558	455,005
3.10%, 11/15/26 (Call 08/15/26)	550	511,617
3.40%, 05/15/25 (Call 02/15/25)	184	177,219
3.70%, 05/15/29 (Call 02/15/29)(a)	648	593,125
4.30%, 11/15/46 (Call 05/15/46)(a)	325	253,950
4.35%, 05/15/43	380	303,927
4.63%, 09/15/42	350	291,928
5.38%, 03/15/33 (Call 12/15/32)(a)	275	272,585
5.50%, 03/15/53 (Call 09/15/52)	215	200,617
6.05%, 10/15/36(a)	800	820,670
Principal Life Global Funding, 1.38%, 01/10/25(b)	847	798,817
Principal Life Global Funding II
0.88%, 01/12/26(b)	1,086	973,186
1.25%, 06/23/25(b)	811	747,133
1.25%, 08/16/26(b)	603	530,755
1.50%, 11/17/26(b)	319	280,407
1.50%, 08/27/30(b)	672	512,288
1.63%, 11/19/30(b)	260	199,509

Security	Par (000)	Value

Insurance (continued)
2.25%, 11/21/24(b)	$408	$389,756
2.50%, 09/16/29(a)(b)	647	545,970
3.00%, 04/18/26(b)	1,400	1,305,875
5.50%, 06/28/28(a)(b)	965	959,825
Progressive Corp. (The)
2.45%, 01/15/27	940	866,020
2.50%, 03/15/27 (Call 02/15/27)	710	653,056
3.00%, 03/15/32 (Call 12/15/31)(a)	357	310,230
3.20%, 03/26/30 (Call 12/26/29)	1,230	1,098,766
3.70%, 01/26/45	387	295,650
3.70%, 03/15/52 (Call 09/15/51)	530	404,501
3.95%, 03/26/50 (Call 09/26/49)	1,062	849,556
4.00%, 03/01/29 (Call 12/01/28)	616	592,530
4.13%, 04/15/47 (Call 10/15/46)	697	579,074
4.20%, 03/15/48 (Call 09/15/47)	660	553,505
4.35%, 04/25/44	320	269,269
4.95%, 06/15/33 (Call 03/15/33)(a)	400	393,234
6.25%, 12/01/32	705	756,607
6.63%, 03/01/29(a)	350	381,377
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	836	723,010
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	722	675,116
Protective Life Global Funding
1.17%, 07/15/25(b)	515	472,239
1.30%, 09/20/26(b)	670	588,805
1.62%, 04/15/26(b)	760	685,727
1.65%, 01/13/25(b)	765	723,488
1.74%, 09/21/30(b)	890	685,494
1.90%, 07/06/28(a)(b)	460	395,586
3.22%, 03/28/25(a)(b)	660	634,083
4.71%, 07/06/27(a)(b)	485	472,308
5.21%, 04/14/26(a)(b)	965	951,588
5.37%, 01/06/26(b)	820	816,324
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,023	936,817
2.10%, 03/10/30 (Call 12/10/29)(a)	490	410,667
3.00%, 03/10/40 (Call 09/10/39)	380	280,205
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(d)	770	655,267
3.70%, 03/13/51 (Call 09/13/50)	1,848	1,379,342
3.88%, 03/27/28 (Call 12/27/27)(a)	450	428,524
3.91%, 12/07/47 (Call 06/07/47)	1,142	885,526
3.94%, 12/07/49 (Call 06/07/49)	1,237	951,898
4.35%, 02/25/50 (Call 08/25/49)	1,244	1,034,141
4.42%, 03/27/48 (Call 09/27/47)	569	479,398
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)(d)	727	652,279
4.60%, 05/15/44	890	784,956
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(d)	65	58,070
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(d)	433	423,358
5.70%, 12/14/36	1,408	1,436,634
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(d)	1,267	1,199,647
5.75%, 07/15/33(a)	461	485,483
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)(d)	850	811,886
6.63%, 12/01/37	480	529,094
6.63%, 06/21/40(a)	615	661,494

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30	$1,454	$1,281,288
3.63%, 03/24/32	520	458,277
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	280	288,960
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	961	820,095
3.90%, 05/15/29 (Call 02/15/29)(a)	745	680,739
3.95%, 09/15/26 (Call 06/15/26)	865	823,457
6.00%, 09/15/33 (Call 06/15/33)(a)	340	341,934
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,186	1,033,430
2.50%, 10/30/24(a)(b)	710	678,275
2.75%, 05/07/25(b)	832	782,615
2.75%, 01/21/27(b)	627	562,525
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	684	634,789
3.70%, 04/01/25 (Call 01/01/25)	326	316,760
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	565	506,756
5.75%, 06/05/33	905	879,146
RGA Global Funding
2.00%, 11/30/26(a)(b)	670	596,145
2.70%, 01/18/29(b)	810	699,319
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	990	768,069
4.45%, 05/12/27 (Call 02/12/27)(b)	865	801,274
4.75%, 04/08/32 (Call 01/08/32)(b)	725	602,528
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	925	717,528
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	635	569,435
Securian Financial Group Inc., 4.80%, 04/15/48(b)	560	431,636
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	245	218,737
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	215	188,125
Sompo International Holdings Ltd., 7.00%, 07/15/34(a).	320	342,137
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	886	671,149
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(b)(d)	878	738,199
4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)(d)	645	597,573
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	15,397
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(b)(d)	994	939,330
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,852	1,253,100
4.27%, 05/15/47 (Call 11/15/46)(b)	2,306	1,865,899
4.38%, 09/15/54 (Call 09/15/24), (3-mo. LIBOR US + 2.661%)(b)(d)	1,326	1,289,926
4.90%, 09/15/44(b)	1,429	1,283,078
6.85%, 12/16/39(b)	1,519	1,663,807
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	515	629,148
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	250	155,709
3.05%, 06/08/51 (Call 12/08/50)(a)	900	622,399
3.75%, 05/15/46 (Call 11/15/45)	697	539,749
4.00%, 05/30/47 (Call 11/30/46)	1,001	822,283

Security	Par (000)	Value

Insurance (continued)
4.05%, 03/07/48 (Call 09/07/47)	$913	$751,682
4.10%, 03/04/49 (Call 09/04/48)	782	647,799
4.30%, 08/25/45 (Call 02/25/45)	823	697,516
4.60%, 08/01/43	480	429,501
5.35%, 11/01/40	749	744,608
6.25%, 06/15/37	760	828,422
6.75%, 06/20/36(a)	760	862,881
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	520	527,227
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	719	790,035
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	637	615,273
6.13%, 08/15/43	622	578,308
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(b)	205	175,649
Unum Group
3.88%, 11/05/25(a)	20	19,095
4.00%, 06/15/29 (Call 03/15/29)(a)	61	55,913
4.13%, 06/15/51 (Call 12/15/50)	625	441,714
4.50%, 12/15/49 (Call 06/15/49)	390	294,029
5.75%, 08/15/42	451	410,581
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)(a)	410	243,928
3.55%, 03/30/52 (Call 09/30/51)	397	270,689
4.00%, 05/12/50 (Call 11/12/49)(a)	585	442,067
4.75%, 08/01/44	580	495,014
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	500	493,984
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	610	393,492
5.15%, 01/15/49 (Call 07/15/48)(b)	380	333,516
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,055	914,603
3.88%, 09/15/49 (Call 03/15/49)	421	296,450
4.50%, 09/15/28 (Call 06/15/28)	857	816,832
4.65%, 06/15/27 (Call 05/15/27)	420	406,730
5.05%, 09/15/48 (Call 03/15/48)	350	291,303
5.35%, 05/15/33 (Call 02/15/33)	450	434,388
WR Berkley Corp., 6.25%, 02/15/37	200	202,817
XLIT Ltd., 5.25%, 12/15/43	385	364,346

		410,745,609

Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	850	682,072
2.70%, 02/09/41 (Call 08/09/40)(a)	425	271,244
3.15%, 02/09/51 (Call 08/09/50)(a)	1,305	789,831
3.25%, 02/09/61 (Call 08/09/60)	660	381,069
3.40%, 12/06/27 (Call 09/06/27)	2,477	2,299,700
3.60%, 11/28/24 (Call 08/28/24)	2,113	2,057,233
4.00%, 12/06/37 (Call 06/06/37)	1,728	1,401,388
4.20%, 12/06/47 (Call 06/06/47)	1,590	1,186,559
4.40%, 12/06/57 (Call 06/06/57)	1,255	930,757
4.50%, 11/28/34 (Call 05/28/34)(a)	1,090	978,472
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,448	1,328,949
0.80%, 08/15/27 (Call 06/15/27)(a)	1,545	1,340,169
1.10%, 08/15/30 (Call 05/15/30)	2,956	2,368,941
1.90%, 08/15/40 (Call 02/15/40)	2,090	1,402,575
2.00%, 08/15/26 (Call 05/15/26)	2,501	2,314,671
2.05%, 08/15/50 (Call 02/15/50)	2,370	1,418,659

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.25%, 08/15/60 (Call 02/15/60)(a)	$2,572	$1,504,688
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,352	1,255,444
1.00%, 05/12/26 (Call 04/12/26)	3,585	3,239,772
1.20%, 06/03/27 (Call 04/03/27)	1,460	1,285,412
1.50%, 06/03/30 (Call 03/03/30)	2,844	2,312,036
1.65%, 05/12/28 (Call 03/12/28)	3,190	2,787,202
2.10%, 05/12/31 (Call 02/12/31)	3,430	2,844,290
2.50%, 06/03/50 (Call 12/03/49)(a)	2,830	1,803,213
2.70%, 06/03/60 (Call 12/03/59)	2,261	1,396,001
2.88%, 05/12/41 (Call 11/12/40)	2,367	1,775,622
3.00%, 04/13/25	695	672,625
3.10%, 05/12/51 (Call 11/12/50)	3,925	2,803,376
3.15%, 08/22/27 (Call 05/22/27)	3,426	3,221,613
3.25%, 05/12/61 (Call 11/12/60)	1,946	1,351,220
3.30%, 04/13/27 (Call 03/13/27)	2,832	2,695,682
3.45%, 04/13/29 (Call 02/13/29)	1,560	1,468,003
3.60%, 04/13/32 (Call 01/13/32)(a)	2,255	2,074,985
3.80%, 12/05/24 (Call 09/05/24)	1,568	1,539,862
3.88%, 08/22/37 (Call 02/22/37)	3,490	3,140,745
3.95%, 04/13/52 (Call 10/13/51)	2,865	2,389,857
4.05%, 08/22/47 (Call 02/22/47)	4,403	3,799,675
4.10%, 04/13/62 (Call 10/13/61)	1,555	1,289,183
4.25%, 08/22/57 (Call 02/22/57)(a)	2,563	2,219,423
4.55%, 12/01/27 (Call 11/01/27)	2,790	2,778,998
4.60%, 12/01/25	1,815	1,801,395
4.65%, 12/01/29 (Call 10/01/29)	1,685	1,678,646
4.70%, 11/29/24	1,040	1,033,437
4.70%, 12/01/32 (Call 09/01/32)	2,635	2,618,593
4.80%, 12/05/34 (Call 06/05/34)	1,635	1,645,460
4.95%, 12/05/44 (Call 06/05/44)	1,828	1,807,469
5.20%, 12/03/25 (Call 09/03/25)	1,260	1,263,848
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	207,213
2.38%, 08/23/31 (Call 05/23/31)	465	367,855
3.08%, 04/07/25 (Call 03/07/25)(a)	395	378,750
3.43%, 04/07/30 (Call 01/07/30)	390	342,787
3.63%, 07/06/27(a)	560	525,762
4.38%, 03/29/28 (Call 12/29/27)(a)	594	569,376
4.88%, 11/14/28 (Call 08/14/28)	455	442,030
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	976	921,391
3.60%, 06/01/26 (Call 03/01/26)	1,546	1,487,347
3.65%, 03/15/25 (Call 12/15/24)	950	925,847
4.63%, 04/13/30 (Call 01/13/30)	2,216	2,166,780
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	747	673,373
1.90%, 03/11/25 (Call 02/11/25)	989	936,799
2.60%, 05/10/31 (Call 02/10/31)(a)	876	724,496
2.70%, 03/11/30 (Call 12/11/29)	1,122	957,903
3.60%, 06/05/27 (Call 03/05/27)	1,172	1,106,510
3.65%, 05/10/51 (Call 11/10/50)	925	661,152
4.00%, 07/15/42 (Call 01/15/42)	1,516	1,183,592
5.90%, 11/22/25 (Call 10/22/25)	460	463,767
5.95%, 11/22/27 (Call 10/22/27)(a)	760	779,118
6.30%, 11/22/32 (Call 08/22/32)(a)	450	474,141
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	764	638,746
3.25%, 02/15/30 (Call 11/15/29)	1,816	1,583,020
3.80%, 02/15/28 (Call 11/15/27)	1,392	1,297,429

Security	Par (000)	Value

Internet (continued)
4.63%, 08/01/27 (Call 05/01/27)	$1,194	$1,158,172
5.00%, 02/15/26 (Call 11/15/25)(a)	1,219	1,204,775
6.25%, 05/01/25 (Call 02/01/25)(b)	1,271	1,276,508
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	188,459
3.88%, 04/29/26(a)	225	215,219
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	265	243,744
3.05%, 10/28/30 (Call 07/28/30)(b)	800	630,770
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	3,542	3,375,677
3.85%, 08/15/32 (Call 05/15/32)	3,020	2,772,655
4.45%, 08/15/52 (Call 02/15/52)	3,280	2,783,666
4.60%, 05/15/28 (Call 04/15/28)	1,310	1,298,560
4.65%, 08/15/62 (Call 02/15/62)	1,792	1,524,372
4.80%, 05/15/30 (Call 03/15/30)	900	896,400
4.95%, 05/15/33 (Call 02/15/33)	1,200	1,194,138
5.60%, 05/15/53 (Call 11/15/52)	2,400	2,409,867
5.75%, 05/15/63 (Call 11/15/62)	1,780	1,797,561
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	765	739,134
4.38%, 11/15/26(a)	1,405	1,365,288
4.88%, 04/15/28	2,240	2,205,391
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	1,419	1,380,183
5.38%, 11/15/29(a)(b)	1,449	1,440,985
5.88%, 02/15/25	843	847,038
5.88%, 11/15/28	1,908	1,961,388
6.38%, 05/15/29(a)	1,135	1,193,823
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,377	1,045,856
3.26%, 01/19/27 (Call 12/19/26)(b)	500	449,069
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	1,271	1,045,565
3.83%, 02/08/51 (Call 08/08/50)(b)	1,587	903,091
4.03%, 08/03/50 (Call 02/03/50)(b)	1,845	1,094,783
4.19%, 01/19/32 (Call 10/19/31)(b)	345	281,408
4.85%, 07/06/27 (Call 04/06/27)(b)	100	93,973
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	1,435	968,219
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	400	367,303
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	1,616	1,328,125
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	1,035	862,396
3.24%, 06/03/50 (Call 12/03/49)(b)	1,945	1,183,774
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	400	230,102
3.58%, 04/11/26 (Call 02/11/26)(b)	593	565,754
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	1,660	1,538,814
3.68%, 04/22/41 (Call 10/22/40)(b)	775	566,449
3.80%, 02/11/25(b)	55	53,542
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,805	1,237,652
3.93%, 01/19/38 (Call 07/19/37)(b)	639	506,002
3.94%, 04/22/61 (Call 10/22/60)(a)(b)	1,175	782,824
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,511	2,313,597
4.53%, 04/11/49 (Call 10/11/48)(b)	560	437,195
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(a)	100	91,616
2.00%, 09/03/30 (Call 06/03/30)	755	587,849
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,300	1,064,322
4.75%, 07/15/27 (Call 10/02/23)(a)	1,075	1,048,310
5.25%, 04/01/25 (Call 01/01/25)	705	699,716

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	$770	$602,172

		160,518,499

Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	1,032	978,514
4.55%, 03/11/26	525	514,380
6.55%, 11/29/27 (Call 10/29/27)	1,330	1,363,999
6.75%, 03/01/41	631	628,322
6.80%, 11/29/32 (Call 08/29/32)(a)	1,170	1,202,009
7.00%, 10/15/39(a)	799	822,906
Gerdau Trade Inc., 4.88%, 10/24/27(b)	100	96,434
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	585	536,718
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	790	743,199
2.70%, 06/01/30 (Call 03/01/30)(a)	579	495,988
2.98%, 12/15/55 (Call 06/15/55)	912	556,147
3.13%, 04/01/32 (Call 01/01/32)(a)	825	703,989
3.85%, 04/01/52 (Call 09/01/51)(a)	1,310	993,303
3.95%, 05/23/25	580	564,077
3.95%, 05/01/28 (Call 02/01/28)	980	932,466
4.30%, 05/23/27 (Call 04/23/27)	740	717,754
4.40%, 05/01/48 (Call 11/01/47)(a)	330	273,079
5.20%, 08/01/43 (Call 02/01/43)(a)	75	71,168
6.40%, 12/01/37	285	308,609
POSCO, 2.50%, 01/17/25(b)	300	287,179
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	780	716,724
2.15%, 08/15/30 (Call 05/15/30)	944	762,986
6.85%, 11/15/36(a)	420	441,588
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	252	216,125
2.40%, 06/15/25 (Call 05/15/25)	867	815,950
2.80%, 12/15/24 (Call 11/15/24)	456	439,356
3.25%, 01/15/31 (Call 10/15/30)	785	683,978
3.25%, 10/15/50 (Call 04/15/50)(a)	801	516,498
3.45%, 04/15/30 (Call 01/15/30)	750	664,984
5.00%, 12/15/26 (Call 10/02/23)	1,321	1,296,093
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	1,830	1,600,303
6.13%, 06/12/33 (Call 03/12/33)(a)	380	377,918
6.25%, 08/10/26(a)	299	304,252
6.88%, 11/21/36	1,726	1,799,555
6.88%, 11/10/39	940	981,176
8.25%, 01/17/34(a)	230	262,678
Vale SA, 5.63%, 09/11/42(a)	562	530,359

		25,200,763

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)(a)	745	571,094
4.40%, 09/15/32 (Call 06/15/32)(a)	627	537,350
5.10%, 04/01/52 (Call 10/01/51)(a)	524	385,291
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	900	809,266
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	1,222	1,161,795
Series 144A, 6.50%, 03/10/28 (Call 02/10/28)(b)	565	566,612
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	299	286,866
4.63%, 07/28/45 (Call 01/28/45)(a)	503	384,115

		4,702,389

Security	Par (000)	Value

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	$623	$550,128
3.70%, 01/15/31 (Call 10/15/30)	892	765,222
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 09/18/23)	340	325,451
4.38%, 09/15/28 (Call 06/15/28)	531	500,785
4.85%, 03/15/26 (Call 12/15/25)	817	801,008
5.38%, 04/23/25 (Call 03/23/25)	877	869,458
5.75%, 01/30/27 (Call 12/30/26)	400	400,390
5.75%, 04/23/30 (Call 01/23/30)	810	811,108
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	510	494,636
3.75%, 10/01/25 (Call 07/01/25)	884	852,255
4.50%, 10/01/34 (Call 04/01/34)	413	362,742
4.90%, 04/15/29 (Call 03/15/29)	282	274,596
5.00%, 10/15/27 (Call 09/15/27)(a)	965	955,813
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	680	654,104
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	914	915,378
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,327	1,257,478
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,315	1,117,255
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,527	1,267,834
Series II, 2.75%, 10/15/33 (Call 07/15/33)	1,300	1,016,813
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,231	1,156,665
Series X, 4.00%, 04/15/28 (Call 01/15/28)	652	613,068
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	15	13,063
3.35%, 03/08/29 (Call 01/08/29)(a)	442	368,129
3.50%, 08/08/31 (Call 05/08/31)	270	217,068
4.30%, 01/08/26 (Call 12/08/25)	503	471,105
4.88%, 06/18/30 (Call 03/18/30)	395	344,938
5.38%, 08/08/25 (Call 06/08/25)	350	338,401
5.65%, 08/08/28 (Call 05/08/28)	1,945	1,835,965

		19,550,856

Machinery — 0.8%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	466	448,925
4.38%, 05/08/42(a)	575	491,740
Caterpillar Financial Services Corp.
0.60%, 09/13/24	75	71,381
0.80%, 11/13/25	695	633,087
0.90%, 03/02/26	1,038	939,198
1.10%, 09/14/27	1,047	905,602
1.15%, 09/14/26(a)	405	361,998
1.45%, 05/15/25(a)	672	630,065
1.70%, 01/08/27	971	879,663
2.15%, 11/08/24	1,290	1,242,162
2.40%, 08/09/26	1,065	991,915
3.25%, 12/01/24	851	829,690
3.40%, 05/13/25	620	600,645
3.60%, 08/12/27	549	525,018
3.65%, 08/12/25	966	938,137
4.35%, 05/15/26	835	821,840
4.80%, 01/06/26	461	458,737
4.90%, 01/17/25	720	717,185
5.15%, 08/11/25	500	499,668
5.40%, 03/10/25	150	150,424
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	627	526,305
2.60%, 09/19/29 (Call 06/19/29)(a)	580	518,476
2.60%, 04/09/30 (Call 01/09/30)(a)	1,257	1,104,587

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.25%, 09/19/49 (Call 03/19/49)(a)	$1,364	$1,028,138
3.25%, 04/09/50 (Call 10/09/49)	1,419	1,074,633
3.80%, 08/15/42	1,932	1,637,582
4.30%, 05/15/44 (Call 11/15/43)	354	317,162
4.75%, 05/15/64 (Call 11/15/63)	395	363,966
5.20%, 05/27/41	1,026	1,038,177
5.30%, 09/15/35	455	468,817
6.05%, 08/15/36	310	340,075
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	490	438,345
1.88%, 01/15/26 (Call 12/15/25)	847	777,909
3.95%, 05/23/25	870	844,701
4.55%, 04/10/28 (Call 03/10/28)	890	860,879
5.45%, 10/14/25	430	428,810
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	842	794,507
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)(a)	1,119	1,076,974
2.88%, 09/07/49 (Call 03/07/49)(a)	1,179	853,807
3.10%, 04/15/30 (Call 01/15/30)	820	743,152
3.75%, 04/15/50 (Call 10/15/49)(a)	1,039	887,419
3.90%, 06/09/42 (Call 12/09/41)	945	830,360
5.38%, 10/16/29(a)	753	777,508
7.13%, 03/03/31(a)	207	235,926
8.10%, 05/15/30	120	141,350
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	473	415,583
3.15%, 11/15/25 (Call 08/15/25)	675	642,327
5.38%, 10/15/35(a)	538	541,773
5.38%, 03/01/41 (Call 12/01/40)(a)	407	388,077
6.60%, 03/15/38	335	360,556
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	830	659,122
3.50%, 10/01/30 (Call 07/01/30)	665	569,778
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	890	733,915
3.00%, 05/01/30 (Call 02/01/30)	792	687,893
John Deere Capital Corp.
0.70%, 01/15/26	1,012	916,007
1.05%, 06/17/26	973	874,853
1.25%, 01/10/25	1,185	1,122,917
1.30%, 10/13/26(a)	557	498,968
1.45%, 01/15/31	465	368,372
1.50%, 03/06/28	802	693,728
1.70%, 01/11/27(a)	617	555,648
1.75%, 03/09/27(a)	808	725,824
2.00%, 06/17/31	1,065	869,652
2.05%, 01/09/25	577	553,503
2.13%, 03/07/25	260	248,157
2.25%, 09/14/26(a)	478	442,334
2.35%, 03/08/27	690	633,077
2.45%, 01/09/30	901	784,650
2.65%, 06/10/26	1,045	981,329
2.80%, 09/08/27	478	442,188
2.80%, 07/18/29	702	632,250
3.05%, 01/06/28	490	457,019
3.35%, 04/18/29	595	552,272
3.40%, 06/06/25	750	726,943
3.40%, 09/11/25	350	338,063
3.45%, 03/13/25	1,410	1,373,026
3.45%, 03/07/29(a)	713	663,453

Security	Par (000)	Value

Machinery (continued)
3.90%, 06/07/32(a)	$840	$783,223
4.05%, 09/08/25	707	692,804
4.15%, 09/15/27	780	761,360
4.35%, 09/15/32(a)	755	732,674
4.55%, 10/11/24(a)	250	247,966
4.70%, 06/10/30	705	696,240
4.75%, 06/08/26	825	820,899
4.75%, 01/20/28(a)	1,225	1,219,534
4.80%, 01/09/26	600	596,524
4.85%, 10/11/29(a)	535	535,555
4.95%, 06/06/25	370	368,375
4.95%, 07/14/28	475	476,570
5.05%, 03/03/26	460	460,480
Series MTN, 4.90%, 03/03/28	865	867,832
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(a)(b)	325	328,964
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	471	370,920
4.55%, 04/15/28 (Call 01/15/28)(a)	678	641,354
5.65%, 05/15/33 (Call 02/15/33)	530	512,953
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	465	409,160
4.60%, 05/15/28 (Call 02/15/28)(a)	565	552,251
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,415	1,340,809
2.29%, 04/05/27 (Call 02/05/27)(a)	475	431,342
2.57%, 02/15/30 (Call 11/15/29)	1,894	1,619,696
3.11%, 02/15/40 (Call 08/15/39)	861	647,102
3.36%, 02/15/50 (Call 08/15/49)(a)	1,002	720,678
5.25%, 08/16/28 (Call 07/16/28)	360	362,330
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	740	588,377
2.80%, 08/15/61 (Call 02/15/61)	715	439,701
2.88%, 03/01/25 (Call 12/01/24)(a)	655	632,211
3.50%, 03/01/29 (Call 12/01/28)(a)	260	243,319
4.20%, 03/01/49 (Call 09/01/48)(a)	487	420,763
6.25%, 12/01/37	262	278,484
6.70%, 01/15/28	394	416,116
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	400	361,343
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	742	707,818
3.45%, 11/15/26 (Call 08/15/26)	1,313	1,234,434
4.95%, 09/15/28 (Call 06/15/28)	1,814	1,749,683
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	943	827,305
2.25%, 01/30/31 (Call 10/30/30)	968	794,967
3.25%, 11/01/26 (Call 08/01/26)(a)	646	607,871
4.38%, 11/01/46 (Call 05/01/46)(a)	530	429,296

		78,629,185

Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)(a)	515	516,162
5.70%, 08/14/33 (Call 05/14/33)(a)	90	91,260

		607,422

Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	761	722,858
2.25%, 09/19/26 (Call 06/19/26)(a)	1,108	1,019,910

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.38%, 08/26/29 (Call 05/26/29)(a)	$1,491	$1,284,946
2.65%, 04/15/25 (Call 03/15/25)(a)	856	816,654
2.88%, 10/15/27 (Call 07/15/27)(a)	995	915,865
3.00%, 08/07/25(a)	737	706,887
3.05%, 04/15/30 (Call 01/15/30)(a)	988	882,826
3.13%, 09/19/46 (Call 03/19/46)(a)	823	556,980
3.25%, 08/26/49 (Call 02/26/49)(a)	1,275	883,078
3.38%, 03/01/29 (Call 12/01/28)(a)	887	812,300
3.63%, 09/14/28 (Call 06/14/28)	684	639,946
3.63%, 10/15/47 (Call 04/15/47)(a)	778	579,642
3.70%, 04/15/50 (Call 10/15/49)(a)	757	580,723
3.88%, 06/15/44(a)	180	141,753
4.00%, 09/14/48 (Call 03/14/48)(a)	1,335	1,085,208
5.70%, 03/15/37(a)	640	680,032
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	770	606,003
2.75%, 03/01/30 (Call 12/01/29)	1,395	1,180,407
3.50%, 12/01/24 (Call 10/01/24)	336	325,479
3.75%, 12/01/27 (Call 09/01/27)	865	815,732
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	942	883,151
3.92%, 09/15/47 (Call 03/15/47)(a)	262	215,067
4.00%, 11/02/32(a)	1,030	963,630
4.15%, 03/15/33 (Call 12/15/32)(a)	980	923,990
4.15%, 11/02/42	1,328	1,152,799
4.35%, 05/18/28 (Call 04/18/28)	320	314,200
4.70%, 08/23/52 (Call 02/23/52)	880	817,923
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	435	416,601
4.55%, 05/15/32 (Call 02/15/32)(a)	755	719,628
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	435	413,511
4.42%, 11/15/35(a)	1,110	1,027,961
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	300	248,794
4.50%, 03/11/44	350	306,914
5.88%, 01/14/38(a)	485	509,557
6.15%, 08/07/37(a)	610	631,135
6.75%, 03/15/32(a)	195	217,460
6.88%, 01/10/39(a)	1,165	1,356,003
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,696	1,588,176
3.90%, 09/01/42 (Call 03/01/42)	1,150	989,564
4.88%, 09/15/41 (Call 03/15/41)(a)	475	460,128
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	616	579,570
3.25%, 06/14/29 (Call 03/14/29)	1,451	1,311,939
3.30%, 11/21/24 (Call 08/21/24)	534	518,480
4.00%, 06/14/49 (Call 12/14/48)	732	593,607
4.10%, 03/01/47 (Call 09/01/46)(a)	535	440,982
4.20%, 11/21/34 (Call 05/21/34)	664	601,602
4.25%, 09/15/27 (Call 08/15/27)	1,355	1,314,447
4.45%, 11/21/44 (Call 05/21/44)	892	766,488
4.50%, 09/15/29 (Call 07/15/29)	1,139	1,101,051
6.25%, 05/15/38(a)	210	222,108
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(a)	515	481,478
5.90%, 07/15/32 (Call 04/15/32)(a)	479	485,026
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	2,080	1,887,546

Security	Par (000)	Value

Manufacturing (continued)
1.70%, 03/11/28(b)	$1,863	$1,615,062
2.15%, 03/11/31(a)(b)	2,126	1,752,253
2.35%, 10/15/26(b)	1,845	1,701,088
2.88%, 03/11/41(a)(b)	2,360	1,734,938
3.25%, 05/27/25(a)(b)	1,400	1,353,437
3.30%, 09/15/46(a)(b)	1,146	853,132
3.40%, 03/16/27(b)	1,800	1,704,968
4.20%, 03/16/47(a)(b)	1,699	1,482,187
4.40%, 05/27/45(b)	1,817	1,622,585
6.13%, 08/17/26(b)	1,865	1,918,068
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)(a)	942	858,334
2.25%, 04/01/28 (Call 02/01/28)	790	688,758
2.75%, 04/01/31 (Call 01/01/31)	1,434	1,196,681
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	727	597,562
3.00%, 06/01/30 (Call 03/01/30)	835	722,334
3.38%, 03/01/28 (Call 12/01/27)	467	427,414
3.65%, 03/15/27 (Call 12/15/26)	770	723,180
3.88%, 03/01/25 (Call 12/01/24)	475	462,667
3.90%, 09/17/29 (Call 06/17/29)	480	441,183
4.00%, 03/15/26 (Call 12/15/25)	572	552,270

		62,105,846

Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,410	1,171,305
2.30%, 02/01/32 (Call 11/01/31)	1,190	898,076
2.80%, 04/01/31 (Call 01/01/31)	1,905	1,535,056
3.50%, 06/01/41 (Call 12/01/40)	1,700	1,126,701
3.50%, 03/01/42 (Call 09/01/41)	1,734	1,133,611
3.70%, 04/01/51 (Call 10/01/50)	2,359	1,465,947
3.75%, 02/15/28 (Call 11/15/27)	1,392	1,273,774
3.85%, 04/01/61 (Call 10/01/60)(a)	2,072	1,237,863
3.90%, 06/01/52 (Call 12/01/51)(a)	2,600	1,663,657
3.95%, 06/30/62 (Call 12/30/61)	1,850	1,115,670
4.20%, 03/15/28 (Call 12/15/27)(a)	1,338	1,246,230
4.40%, 04/01/33 (Call 01/01/33)(a)	1,440	1,267,923
4.40%, 12/01/61 (Call 06/01/61)	1,684	1,106,805
4.80%, 03/01/50 (Call 09/01/49)	3,289	2,436,778
4.91%, 07/23/25 (Call 04/23/25)	3,836	3,767,189
5.05%, 03/30/29 (Call 12/30/28)	1,519	1,446,603
5.13%, 07/01/49 (Call 01/01/49)	1,855	1,427,373
5.25%, 04/01/53 (Call 10/01/52)	1,915	1,515,841
5.38%, 04/01/38 (Call 10/01/37)	960	812,973
5.38%, 05/01/47 (Call 11/01/46)	2,981	2,382,040
5.50%, 04/01/63 (Call 10/01/62)	1,215	954,497
5.75%, 04/01/48 (Call 10/01/47)	2,875	2,422,140
6.38%, 10/23/35 (Call 04/23/35)	2,371	2,300,054
6.48%, 10/23/45 (Call 04/23/45)	4,127	3,796,634
6.83%, 10/23/55 (Call 04/23/55)	600	555,666
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	2,008	1,571,135
1.95%, 01/15/31 (Call 10/15/30)(a)	1,777	1,436,815
2.35%, 01/15/27 (Call 10/15/26)	1,631	1,496,340
2.45%, 08/15/52 (Call 02/15/52)	1,448	847,423
2.65%, 02/01/30 (Call 11/01/29)	1,965	1,708,753
2.65%, 08/15/62 (Call 02/15/62)	1,368	785,083
2.80%, 01/15/51 (Call 07/15/50)(a)	2,038	1,292,717
2.89%, 11/01/51 (Call 05/01/51)	5,685	3,645,514

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.94%, 11/01/56 (Call 05/01/56)	$6,617	$4,117,605
2.99%, 11/01/63 (Call 05/01/63)	4,606	2,784,598
3.15%, 03/01/26 (Call 12/01/25)	2,781	2,656,035
3.15%, 02/15/28 (Call 11/15/27)(a)	1,773	1,645,263
3.20%, 07/15/36 (Call 01/15/36)	820	663,439
3.25%, 11/01/39 (Call 05/01/39)	1,343	1,034,236
3.30%, 02/01/27 (Call 11/01/26)	1,427	1,349,858
3.30%, 04/01/27 (Call 02/01/27)	889	839,163
3.38%, 08/15/25 (Call 05/15/25)	2,184	2,109,462
3.40%, 04/01/30 (Call 01/01/30)	2,032	1,853,023
3.40%, 07/15/46 (Call 01/15/46)	1,591	1,163,811
3.45%, 02/01/50 (Call 08/01/49)	2,108	1,538,488
3.55%, 05/01/28 (Call 02/01/28)	1,286	1,214,344
3.75%, 04/01/40 (Call 10/01/39)	1,822	1,498,543
3.90%, 03/01/38 (Call 09/01/37)	1,402	1,196,114
3.95%, 10/15/25 (Call 08/15/25)	3,223	3,139,211
3.97%, 11/01/47 (Call 05/01/47)	2,291	1,836,839
4.00%, 08/15/47 (Call 02/15/47)	1,048	840,871
4.00%, 03/01/48 (Call 09/01/47)	1,144	920,588
4.00%, 11/01/49 (Call 05/01/49)	2,226	1,776,233
4.05%, 11/01/52 (Call 05/01/52)	1,156	924,660
4.15%, 10/15/28 (Call 07/15/28)	4,559	4,396,145
4.20%, 08/15/34 (Call 02/15/34)	971	887,069
4.25%, 10/15/30 (Call 07/15/30)	1,816	1,727,754
4.25%, 01/15/33	2,124	1,994,475
4.40%, 08/15/35 (Call 02/15/35)	981	909,260
4.55%, 01/15/29 (Call 12/15/28)	1,225	1,200,783
4.60%, 10/15/38 (Call 04/15/38)	1,190	1,092,322
4.60%, 08/15/45 (Call 02/15/45)	862	754,690
4.65%, 02/15/33 (Call 11/15/32)(a)	1,755	1,711,855
4.65%, 07/15/42	1,345	1,200,971
4.70%, 10/15/48 (Call 04/15/48)	1,952	1,769,692
4.75%, 03/01/44	489	438,223
4.80%, 05/15/33 (Call 02/15/33)	1,155	1,129,165
4.95%, 10/15/58 (Call 04/15/58)(a)	1,170	1,077,386
5.25%, 11/07/25	495	495,641
5.35%, 11/15/27 (Call 10/15/27)	960	973,468
5.35%, 05/15/53 (Call 11/15/52)	1,835	1,795,678
5.50%, 11/15/32 (Call 08/15/32)	1,185	1,215,797
5.50%, 05/15/64 (Call 11/15/63)	1,310	1,279,902
5.65%, 06/15/35	1,217	1,261,690
6.40%, 03/01/40	485	510,350
6.45%, 03/15/37	602	657,825
6.50%, 11/15/35	1,174	1,297,695
6.55%, 07/01/39	995	1,093,915
6.95%, 08/15/37	885	998,485
7.05%, 03/15/33	929	1,059,018
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	890	693,912
2.60%, 06/15/31 (Call 03/15/31)(b)	890	719,097
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	480	285,080
3.35%, 09/15/26 (Call 06/15/26)(b)	1,263	1,188,193
3.50%, 08/15/27 (Call 05/15/27)(b)	1,091	1,011,619
3.60%, 06/15/51 (Call 12/15/50)(b)	595	397,927
3.85%, 02/01/25 (Call 11/01/24)(b)	896	870,285
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	840	661,316
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	375	297,043
4.70%, 12/15/42(b)	645	529,104
4.80%, 02/01/35 (Call 08/01/34)(a)(b)	1,086	974,450
5.45%, 09/15/28 (Call 08/15/28)(b)	458	455,847

Security	Par (000)	Value

Media (continued)
5.70%, 06/15/33 (Call 03/15/33)(b)	$258	$257,263
8.38%, 03/01/39(b)	575	677,820
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	219	210,744
3.63%, 05/15/30 (Call 02/15/30)	1,358	1,192,704
3.90%, 11/15/24 (Call 08/15/24)	420	407,640
3.95%, 06/15/25 (Call 03/15/25)	588	568,243
3.95%, 03/20/28 (Call 12/20/27)	1,945	1,808,941
4.00%, 09/15/55 (Call 03/15/55)	1,862	1,214,366
4.13%, 05/15/29 (Call 02/15/29)	1,066	978,576
4.65%, 05/15/50 (Call 11/15/49)	1,374	1,024,147
4.88%, 04/01/43	628	497,765
4.90%, 03/11/26 (Call 12/11/25)(a)	1,073	1,054,644
4.95%, 05/15/42	830	656,796
5.00%, 09/20/37 (Call 03/20/37)	905	771,384
5.20%, 09/20/47 (Call 03/20/47)(a)	1,545	1,250,729
5.30%, 05/15/49 (Call 11/15/48)	1,148	936,276
6.35%, 06/01/40	860	823,739
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	729	671,975
3.45%, 03/01/32 (Call 12/01/31)	870	737,238
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	917	881,605
3.50%, 04/08/30 (Call 01/08/30)(a)	748	669,071
4.71%, 01/25/29 (Call 10/25/28)	2,506	2,417,490
5.48%, 01/25/39 (Call 07/25/38)	1,923	1,745,214
5.58%, 01/25/49 (Call 07/25/48)	2,204	1,968,627
Grupo Televisa SAB
5.25%, 05/24/49 (Call 11/24/48)	0	390
6.13%, 01/31/46 (Call 07/31/45)(a)	1,110	1,086,569
6.63%, 01/15/40(a)	1,282	1,307,600
8.50%, 03/11/32(a)	370	429,731
NBCUniversal Media LLC
4.45%, 01/15/43(a)	1,235	1,077,944
5.95%, 04/01/41(a)	1,010	1,048,417
6.40%, 04/30/40	550	594,932
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	1,118	1,007,645
3.38%, 02/15/28 (Call 11/15/27)	613	544,160
3.70%, 06/01/28 (Call 03/01/28)(a)	684	612,835
4.00%, 01/15/26 (Call 10/15/25)(a)	1,369	1,314,360
4.20%, 06/01/29 (Call 03/01/29)(a)	437	391,124
4.20%, 05/19/32 (Call 02/19/32)(a)	1,506	1,254,586
4.38%, 03/15/43	1,895	1,308,272
4.60%, 01/15/45 (Call 07/15/44)	747	515,493
4.75%, 05/15/25 (Call 04/15/25)	667	653,528
4.85%, 07/01/42 (Call 01/01/42)	949	689,231
4.90%, 08/15/44 (Call 02/15/44)	765	543,152
4.95%, 01/15/31 (Call 10/15/30)(a)	1,327	1,183,659
4.95%, 05/19/50 (Call 11/19/49)(a)	1,223	896,237
5.25%, 04/01/44 (Call 10/01/43)	401	301,235
5.50%, 05/15/33	483	437,697
5.85%, 09/01/43 (Call 03/01/43)	1,545	1,278,861
5.90%, 10/15/40 (Call 04/15/40)	478	398,863
6.88%, 04/30/36	1,264	1,217,371
7.88%, 07/30/30	800	847,705
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	981	1,055,753
TCI Communications Inc.
7.13%, 02/15/28	1,129	1,213,492
7.88%, 02/15/26	1,445	1,529,849

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	$962	$913,567
5.50%, 08/15/35(a)	595	582,774
5.65%, 11/23/43 (Call 05/23/43)	384	352,063
5.85%, 04/15/40(a)	825	805,115
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,163	1,295,867
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,348	984,957
5.50%, 09/01/41 (Call 03/01/41)	2,196	1,804,136
5.88%, 11/15/40 (Call 05/15/40)	1,342	1,167,657
6.55%, 05/01/37	2,120	2,014,388
6.75%, 06/15/39	1,947	1,883,399
7.30%, 07/01/38	1,585	1,605,682
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,184	1,084,445
2.95%, 06/15/27(a)	1,357	1,273,418
3.00%, 02/13/26	1,445	1,375,755
3.00%, 07/30/46(a)	630	432,038
3.15%, 09/17/25	1,108	1,063,779
3.70%, 12/01/42(a)	1,010	806,770
4.13%, 06/01/44	1,200	1,011,456
4.38%, 08/16/41	754	659,158
Series B, 7.00%, 03/01/32	1,113	1,251,264
Series E, 4.13%, 12/01/41(a)	1,223	1,036,376
Walt Disney Co. (The)
1.75%, 01/13/26	2,009	1,859,599
2.00%, 09/01/29 (Call 06/01/29)	2,639	2,237,466
2.20%, 01/13/28(a)	1,304	1,175,411
2.65%, 01/13/31(a)	2,630	2,253,099
2.75%, 09/01/49 (Call 03/01/49)	2,540	1,633,904
3.35%, 03/24/25	1,327	1,287,631
3.38%, 11/15/26 (Call 08/15/26)	572	543,637
3.50%, 05/13/40 (Call 11/13/39)	2,125	1,703,950
3.60%, 01/13/51 (Call 07/13/50)	3,300	2,483,262
3.70%, 09/15/24 (Call 06/15/24)	601	589,396
3.70%, 10/15/25 (Call 07/15/25)	941	913,621
3.70%, 03/23/27	798	768,965
3.80%, 03/22/30(a)	1,185	1,109,638
3.80%, 05/13/60 (Call 11/13/59)(a)	1,214	918,417
4.63%, 03/23/40 (Call 09/23/39)	793	736,634
4.70%, 03/23/50 (Call 09/23/49)(a)	2,020	1,843,984
4.75%, 09/15/44 (Call 03/15/44)	601	550,543
4.75%, 11/15/46 (Call 05/15/46)	552	502,365
4.95%, 10/15/45 (Call 04/15/45)	493	452,823
5.40%, 10/01/43	499	497,006
6.15%, 03/01/37(a)	415	438,160
6.15%, 02/15/41	742	796,007
6.20%, 12/15/34	1,020	1,105,954
6.40%, 12/15/35	1,349	1,476,256
6.55%, 03/15/33(a)	415	458,400
6.65%, 11/15/37(a)	1,645	1,853,750
7.75%, 12/01/45	114	145,011

		230,862,338

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,133	1,096,358
3.90%, 01/15/43 (Call 07/15/42)	220	180,892
4.20%, 06/15/35 (Call 12/15/34)(a)	385	345,744
4.38%, 06/15/45 (Call 12/15/44)(a)	566	487,947

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	$565	$503,707
4.50%, 12/15/28 (Call 09/15/28)	705	668,169
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	366,003
5.25%, 10/01/54 (Call 04/01/54)(a)	445	381,347

		4,030,167

Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	870	782,981
5.50%, 12/15/27 (Call 10/02/23)(a)(b)	1,250	1,207,421
6.13%, 05/15/28 (Call 10/02/23)(a)(b)	405	400,286
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	625	538,129
2.63%, 09/10/30 (Call 06/10/30)(a)(b)	755	618,406
2.88%, 03/17/31 (Call 12/17/30)(b)	978	798,990
3.63%, 09/11/24(b)	441	430,754
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	965	880,113
3.95%, 09/10/50 (Call 03/10/50)(b)	650	468,688
4.00%, 09/11/27(b)	699	659,981
4.50%, 03/15/28 (Call 12/15/27)(b)	1,180	1,123,877
4.75%, 04/10/27(b)	875	848,540
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	705	566,089
4.88%, 05/14/25(a)(b)	663	652,235
5.50%, 05/02/33(a)(b)	1,125	1,086,002
5.63%, 04/01/30 (Call 01/01/30)(b)	720	710,513
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	740	640,227
3.75%, 10/01/30 (Call 07/01/30)	462	383,056
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(b)	60	58,537
Barrick Gold Corp.
5.25%, 04/01/42(a)	135	127,192
6.45%, 10/15/35	665	694,063
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	760	789,246
Barrick North America Finance LLC
5.70%, 05/30/41	1,501	1,491,267
5.75%, 05/01/43	1,028	1,028,007
7.50%, 09/15/38	292	330,578
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	840	852,350
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,549	1,352,001
4.75%, 02/28/28 (Call 01/28/28)	860	852,510
4.88%, 02/27/26	880	873,839
4.90%, 02/28/33 (Call 11/28/32)	1,130	1,115,006
5.00%, 09/30/43	2,853	2,757,200
6.42%, 03/01/26(a)	384	394,303
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	764,724
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	1,156	1,002,629
3.15%, 01/15/51 (Call 07/15/50)(b)	665	427,094
3.63%, 08/01/27 (Call 05/01/27)(b)	1,740	1,614,542
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	4,266	2,990,494
3.75%, 01/15/31 (Call 10/15/30)(b)	705	625,710
4.25%, 07/17/42(a)(b)	710	566,345
4.38%, 02/05/49 (Call 08/05/48)(b)	1,483	1,170,459
4.50%, 09/16/25(b)	862	842,486
4.50%, 08/01/47 (Call 02/01/47)(b)	1,470	1,180,183
4.88%, 11/04/44(b)	1,047	889,805

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.13%, 02/02/33 (Call 11/02/32)(a)(b)	$1,145	$1,097,339
5.63%, 09/21/35(a)(b)	279	277,515
5.63%, 10/18/43(b)	681	643,702
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	195	187,277
5.32%, 04/14/32 (Call 01/01/32)(a)(b)	1,305	1,215,031
6.20%, 04/14/52 (Call 10/14/51)(b)	935	841,500
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 10/02/23)	785	728,121
4.25%, 03/01/30 (Call 03/01/25)	645	585,424
4.38%, 08/01/28 (Call 10/02/23)(a)	745	691,181
4.55%, 11/14/24 (Call 08/14/24)	622	611,463
4.63%, 08/01/30 (Call 08/01/25)	801	740,799
5.00%, 09/01/27 (Call 10/02/23)(a)	505	485,115
5.25%, 09/01/29 (Call 09/01/24)	705	683,330
5.40%, 11/14/34 (Call 05/14/34)(a)	985	933,421
5.45%, 03/15/43 (Call 09/15/42)	2,400	2,154,106
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	684	502,440
Glencore Canada Corp., 6.20%, 06/15/35(a)	625	626,940
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	311	283,969
6.00%, 11/15/41(a)(b)	865	832,953
6.90%, 11/15/37(b)	1,152	1,219,710
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	1,410	1,304,607
1.63%, 04/27/26 (Call 03/27/26)(b)	1,170	1,060,583
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,167	949,180
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	980	779,969
2.85%, 04/27/31 (Call 01/27/31)(a)(b)	795	647,961
3.38%, 09/23/51 (Call 03/23/51)(b)	555	358,002
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	610	571,080
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	278,752
4.00%, 04/16/25(b)	910	887,474
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	1,217	1,156,929
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	909	881,469
5.40%, 05/08/28 (Call 04/08/28)(b)	1,290	1,277,538
5.70%, 05/08/33 (Call 02/08/33)(b)	670	656,470
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,763	1,727,814
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	1,000	958,098
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	445	380,574
6.53%, 11/15/28(b)	250	254,009
6.76%, 11/15/48(a)(b)	550	527,004
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	510	463,391
4.75%, 08/06/50 (Call 02/06/50)(b)	451	348,797
5.65%, 09/12/49 (Call 03/12/49)(b)	390	343,122
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	1,020	983,985
6.25%, 07/15/33 (Call 04/15/33)(a)(b)	810	798,411
6.88%, 09/01/41 (Call 03/01/41)	470	477,517
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	795	606,936
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	435	395,043
4.70%, 05/12/31 (Call 02/12/31)(b)	828	669,157
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,266	1,102,961
4.20%, 05/13/50 (Call 11/13/49)(b)	590	457,917

Security	Par (000)	Value

Mining (continued)
5.75%, 11/15/41(b)	$695	$667,608
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	1,372	1,114,875
2.60%, 07/15/32 (Call 04/15/32)	1,410	1,135,178
2.80%, 10/01/29 (Call 07/01/29)	1,126	972,045
4.88%, 03/15/42 (Call 09/15/41)	1,290	1,157,660
5.45%, 06/09/44 (Call 12/09/43)(a)	489	464,410
5.88%, 04/01/35	737	742,590
6.25%, 10/01/39	1,095	1,141,358
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(b)	860	831,646
Rio Tinto Alcan Inc.
5.75%, 06/01/35	510	516,290
6.13%, 12/15/33	1,174	1,240,188
7.25%, 03/15/31(a)	195	219,033
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	925	599,162
5.20%, 11/02/40	1,716	1,685,304
7.13%, 07/15/28	1,365	1,491,061
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,076	920,598
4.75%, 03/22/42 (Call 09/22/41)(a)	934	864,861
5.00%, 03/09/33 (Call 12/09/32)	1,065	1,058,231
5.13%, 03/09/53 (Call 09/09/52)	1,025	991,523
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	1,115	963,026
Southern Copper Corp.
3.88%, 04/23/25	586	568,823
5.25%, 11/08/42	1,902	1,759,145
5.88%, 04/23/45(a)	1,328	1,306,989
6.75%, 04/16/40(a)	1,485	1,611,403
7.50%, 07/27/35	1,094	1,242,759
Vale Canada Ltd., 7.20%, 09/15/32(a)	50	51,916
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)	995	784,602
4.63%, 12/15/27 (Call 09/15/27)	396	375,101

		100,710,329

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,350	1,223,728
3.25%, 02/15/29 (Call 10/02/23)	985	855,729
3.28%, 12/01/28 (Call 10/01/28)	815	714,690
3.57%, 12/01/31 (Call 09/01/31)	1,000	845,572
4.13%, 05/01/25 (Call 10/02/23)	1,070	1,034,305
4.25%, 04/01/28 (Call 10/02/23)(a)	840	776,420
5.50%, 12/01/24 (Call 06/01/24)	525	521,661

		5,972,105

Oil & Gas — 4.2%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	1,249	1,105,275
4.00%, 01/15/31 (Call 10/15/30)(b)	1,025	903,151
6.00%, 06/13/33 (Call 03/13/33)(a)(b)	675	674,802
AKER BP ASA, 5.60%, 06/13/28 (Call 05/13/28)(b)	460	456,012
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	310	282,536
4.38%, 10/15/28 (Call 07/15/28)	30	27,650
4.75%, 04/15/43 (Call 10/15/42)	815	622,739
5.10%, 09/01/40 (Call 03/01/40)(a)	1,340	1,114,030
5.25%, 02/01/42 (Call 08/01/41)	105	86,159

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.35%, 07/01/49 (Call 01/01/49)	$660	$528,653
6.00%, 01/15/37	650	605,827
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,490	1,359,329
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,292	1,047,041
2.72%, 01/12/32 (Call 10/12/31)	2,445	2,046,415
2.77%, 11/10/50 (Call 05/10/50)	1,900	1,198,129
2.94%, 06/04/51 (Call 12/04/50)(a)	2,675	1,746,510
3.00%, 02/24/50 (Call 08/24/49)	2,486	1,656,106
3.00%, 03/17/52 (Call 09/17/51)(a)	1,553	1,019,089
3.02%, 01/16/27 (Call 10/16/26)	1,045	980,199
3.06%, 06/17/41 (Call 12/17/40)	1,813	1,329,903
3.07%, 03/30/50 (Call 09/30/49)	100	90,194
3.12%, 05/04/26 (Call 02/04/26)	1,526	1,450,915
3.38%, 02/08/61 (Call 08/08/60)	2,373	1,597,756
3.41%, 02/11/26 (Call 12/11/25)	1,232	1,184,253
3.54%, 04/06/27 (Call 02/06/27)	707	674,710
3.59%, 04/14/27 (Call 01/14/27)	909	867,057
3.63%, 04/06/30 (Call 01/06/30)	1,582	1,460,606
3.80%, 09/21/25 (Call 07/21/25)(a)	1,410	1,373,354
3.94%, 09/21/28 (Call 06/21/28)(a)	1,541	1,471,198
4.23%, 11/06/28 (Call 08/06/28)	2,670	2,577,270
4.81%, 02/13/33 (Call 11/13/32)	2,785	2,695,703
4.89%, 09/11/33 (Call 06/11/33)(a)	1,840	1,790,069
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,953	1,839,193
3.72%, 11/28/28 (Call 08/28/28)	1,036	974,488
4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(a)(d)(e)	455	435,321
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(a)(d)(e)	1,585	1,435,399
Burlington Resources LLC
5.95%, 10/15/36(a)	205	215,669
7.20%, 08/15/31	60	68,056
7.40%, 12/01/31	600	690,894
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	847	793,485
2.95%, 07/15/30 (Call 04/15/30)	964	822,433
3.85%, 06/01/27 (Call 03/01/27)	1,423	1,346,197
3.90%, 02/01/25 (Call 11/01/24)	605	587,964
4.95%, 06/01/47 (Call 12/01/46)	602	522,658
5.85%, 02/01/35	722	701,693
6.25%, 03/15/38	1,207	1,216,438
6.45%, 06/30/33(a)	765	787,569
6.50%, 02/15/37	625	635,918
6.75%, 02/01/39	738	756,223
7.20%, 01/15/32(a)	405	440,489
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	828	666,497
3.75%, 02/15/52 (Call 08/15/51)(a)	1,097	769,880
4.25%, 04/15/27 (Call 01/15/27)(a)	106	101,818
5.25%, 06/15/37 (Call 12/15/36)	480	437,657
5.40%, 06/15/47 (Call 12/15/46)	955	858,450
6.75%, 11/15/39(a)	1,168	1,211,035
6.80%, 09/15/37	675	695,618
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	2,705	2,544,503
2.00%, 05/11/27 (Call 03/11/27)	1,406	1,274,688
2.24%, 05/11/30 (Call 02/11/30)	1,938	1,659,649
2.95%, 05/16/26 (Call 02/16/26)	2,685	2,558,931

Security	Par (000)	Value

Oil & Gas (continued)
2.98%, 05/11/40 (Call 11/11/39)(a)	$335	$248,236
3.08%, 05/11/50 (Call 11/11/49)	1,556	1,104,872
3.33%, 11/17/25 (Call 08/17/25)	1,205	1,165,144
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,390	1,279,118
1.02%, 08/12/27 (Call 06/12/27)	1,148	996,369
2.34%, 08/12/50 (Call 02/12/50)(a)	1,354	821,883
3.25%, 10/15/29 (Call 07/15/29)	559	512,417
3.85%, 01/15/28 (Call 10/15/27)(a)	549	530,628
3.90%, 11/15/24 (Call 08/15/24)	879	864,614
5.25%, 11/15/43 (Call 05/15/43)	340	335,865
6.00%, 03/01/41 (Call 09/01/40)	80	85,890
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	329,661
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	1,000	1,019,496
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,800	1,690,537
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	432,504
3.30%, 09/30/49 (Call 03/30/49)	500	347,199
4.25%, 05/09/43	200	168,543
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	354,335
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	273,279
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	338,834
4.38%, 05/02/28(a)	655	641,853
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	649	667,825
6.40%, 05/15/37(a)	1,124	1,206,180
7.50%, 07/30/39(a)	675	794,981
7.88%, 03/15/32	489	574,233
Conoco Funding Co., 7.25%, 10/15/31(a)	680	771,739
ConocoPhillips Co.
2.40%, 03/07/25 (Call 09/11/23)(a)	111	106,388
3.76%, 03/15/42 (Call 09/15/41)	1,589	1,288,682
3.80%, 03/15/52 (Call 09/15/51)	1,550	1,193,493
4.03%, 03/15/62 (Call 09/15/61)	2,505	1,916,519
4.30%, 11/15/44 (Call 05/15/44)	1,152	988,900
4.88%, 10/01/47 (Call 04/01/47)(a)	275	249,047
5.05%, 09/15/33 (Call 06/15/33)	820	814,921
5.30%, 05/15/53 (Call 11/15/52)	820	800,676
5.55%, 03/15/54 (Call 09/15/53)	635	636,569
5.70%, 09/15/63 (Call 03/15/63)	600	604,046
5.90%, 10/15/32(a)	739	790,758
5.90%, 05/15/38	310	324,378
5.95%, 03/15/46 (Call 09/15/45)(a)	155	161,340
6.50%, 02/01/39	1,415	1,578,103
6.95%, 04/15/29	790	869,350
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	1,293	1,154,108
2.88%, 04/01/32 (Call 01/01/32)(b)	1,230	943,034
4.38%, 01/15/28 (Call 10/15/27)(a)	1,328	1,250,051
4.90%, 06/01/44 (Call 12/01/43)(a)	1,061	813,339
5.75%, 01/15/31 (Call 07/15/30)(b)	1,335	1,275,996
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	1,135	1,079,106
4.38%, 03/15/29 (Call 12/15/28)	887	834,243
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	909	850,567
4.75%, 05/15/42 (Call 11/15/41)	1,752	1,459,809
5.00%, 06/15/45 (Call 12/15/44)	325	278,061

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 09/15/24 (Call 06/15/24)(a)	$570	$566,410
5.25%, 10/15/27 (Call 09/11/23)(a)	338	334,948
5.60%, 07/15/41 (Call 01/15/41)	1,880	1,746,082
5.85%, 12/15/25 (Call 09/15/25)	794	798,106
5.88%, 06/15/28 (Call 09/11/23)	800	801,123
7.88%, 09/30/31	249	280,360
7.95%, 04/15/32	810	919,340
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	901	774,687
3.25%, 12/01/26 (Call 10/01/26)	1,162	1,092,944
3.50%, 12/01/29 (Call 09/01/29)	1,427	1,290,685
4.25%, 03/15/52 (Call 09/15/51)	963	723,046
4.40%, 03/24/51 (Call 09/24/50)(a)	880	683,122
6.25%, 03/15/33 (Call 12/15/32)	1,485	1,534,540
6.25%, 03/15/53 (Call 09/15/52)	825	821,673
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	65	53,533
3.75%, 08/05/26 (Call 05/05/26)(b)	1,520	1,428,180
4.50%, 09/14/47 (Call 03/14/47)(b)	836	621,749
5.25%, 11/06/29 (Call 08/06/29)(b)	385	365,928
6.15%, 05/10/33(b)	595	586,745
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	1,320	1,252,520
5.70%, 10/01/40(b)	605	545,385
Series X-R, 4.75%, 09/12/28(b)	1,415	1,377,480
Eni USA Inc., 7.30%, 11/15/27	460	493,710
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	805	778,515
3.90%, 04/01/35 (Call 10/01/34)	1,131	999,716
4.15%, 01/15/26 (Call 10/15/25)	1,551	1,518,441
4.38%, 04/15/30 (Call 01/15/30)(a)	1,198	1,164,057
4.95%, 04/15/50 (Call 10/15/49)	945	893,536
5.10%, 01/15/36 (Call 07/15/35)(a)	105	98,308
EQT Corp.
3.13%, 05/15/26 (Call 10/02/23)(b)	950	883,294
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	680	587,629
3.90%, 10/01/27 (Call 07/01/27)	1,230	1,148,522
5.00%, 01/15/29 (Call 07/15/28)	523	496,126
5.70%, 04/01/28 (Call 03/01/28)	440	438,048
6.13%, 02/01/25 (Call 01/01/25)	704	702,455
7.00%, 02/01/30 (Call 11/01/29)	890	931,199
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,061	983,492
2.38%, 05/22/30 (Call 02/22/30)	1,057	907,864
2.88%, 04/06/25 (Call 03/06/25)	1,841	1,775,949
3.00%, 04/06/27 (Call 02/06/27)	1,012	947,485
3.13%, 04/06/30 (Call 01/06/30)(a)	1,588	1,442,175
3.25%, 11/10/24	686	667,879
3.25%, 11/18/49 (Call 05/18/49)	1,162	822,027
3.63%, 09/10/28 (Call 06/10/28)	1,250	1,186,472
3.63%, 04/06/40 (Call 10/06/39)	814	656,640
3.70%, 04/06/50 (Call 10/06/49)	1,102	850,962
3.95%, 05/15/43	1,242	1,040,338
4.25%, 11/23/41	684	592,382
4.80%, 11/08/43	1,098	1,012,273
5.10%, 08/17/40	1,008	980,512
6.50%, 12/01/28(b)	605	647,421
6.80%, 01/15/28	625	660,251
7.15%, 11/15/25	628	645,707
7.15%, 01/15/29	115	125,953

Security	Par (000)	Value

Oil & Gas (continued)
7.25%, 09/23/27	$734	$796,183
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,532	1,426,714
2.44%, 08/16/29 (Call 05/16/29)	1,765	1,556,964
2.61%, 10/15/30 (Call 07/15/30)	2,458	2,129,317
2.71%, 03/06/25 (Call 12/06/24)	1,960	1,889,816
2.99%, 03/19/25 (Call 02/19/25)	2,309	2,235,502
3.00%, 08/16/39 (Call 02/16/39)	1,327	1,021,049
3.04%, 03/01/26 (Call 12/01/25)	3,336	3,187,299
3.10%, 08/16/49 (Call 02/16/49)	1,824	1,283,059
3.29%, 03/19/27 (Call 01/19/27)(a)	1,397	1,332,474
3.45%, 04/15/51 (Call 10/15/50)	2,931	2,180,827
3.48%, 03/19/30 (Call 12/19/29)	2,498	2,310,018
3.57%, 03/06/45 (Call 09/06/44)	1,340	1,045,662
4.11%, 03/01/46 (Call 09/01/45)	3,097	2,632,850
4.23%, 03/19/40 (Call 09/19/39)	2,516	2,248,649
4.33%, 03/19/50 (Call 09/19/49)	2,846	2,466,159
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	957	777,712
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,615	1,553,635
5.60%, 02/15/41	1,526	1,434,739
5.80%, 04/01/47 (Call 10/01/46)(a)	505	481,950
6.00%, 01/15/40	1,159	1,137,534
7.13%, 03/15/33(a)	1,019	1,110,476
7.30%, 08/15/31	752	820,980
7.88%, 10/01/29	636	702,854
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	600	538,139
5.88%, 04/01/26 (Call 01/01/26)	1,196	1,201,840
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	400	300,100
4.75%, 04/19/27(a)(b)	195	183,300
5.38%, 04/24/30(b)	1,145	1,040,200
5.75%, 04/19/47(b)	2,090	1,678,446
6.38%, 10/24/48(b)	1,880	1,567,995
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	1,310	1,175,916
3.10%, 07/15/31 (Call 04/15/31)(b)	1,415	1,167,324
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	1,609	1,533,294
5.20%, 06/01/45 (Call 12/01/44)	769	636,730
6.60%, 10/01/37(a)	1,145	1,154,422
6.80%, 03/15/32	768	801,885
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	675	660,240
3.80%, 04/01/28 (Call 01/01/28)	784	732,287
4.50%, 04/01/48 (Call 10/01/47)(a)	614	476,585
4.70%, 05/01/25 (Call 04/01/25)	1,767	1,736,123
4.75%, 09/15/44 (Call 03/15/44)	1,313	1,088,893
5.00%, 09/15/54 (Call 03/15/54)(a)	323	263,932
5.13%, 12/15/26 (Call 09/15/26)	1,141	1,135,895
5.85%, 12/15/45 (Call 06/15/45)	320	294,669
6.50%, 03/01/41 (Call 09/01/40)	1,335	1,360,579
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,190	1,276,147
Occidental Petroleum Corp.
0.00%, 10/10/36(f)	632	328,861
3.40%, 04/15/26 (Call 01/15/26)(a)	50	46,871
3.50%, 08/15/29 (Call 05/15/29)(a)	310	267,741
4.10%, 02/15/47 (Call 08/15/46)	149	102,542

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.20%, 03/15/48 (Call 09/15/47)(a)	$535	$393,026
4.40%, 04/15/46 (Call 10/15/45)	225	172,647
4.40%, 08/15/49 (Call 02/15/49)	607	432,543
4.63%, 06/15/45 (Call 12/15/44)	350	266,312
5.50%, 12/01/25 (Call 09/01/25)(a)	95	94,015
5.55%, 03/15/26 (Call 12/15/25)	45	44,621
5.88%, 09/01/25 (Call 06/01/25)	85	84,806
6.13%, 01/01/31 (Call 07/01/30)	1,005	1,012,638
6.20%, 03/15/40(a)	1,010	997,597
6.38%, 09/01/28 (Call 03/01/28)	60	61,017
6.45%, 09/15/36	2,110	2,157,549
6.60%, 03/15/46 (Call 09/15/45)	1,155	1,188,691
6.63%, 09/01/30 (Call 03/01/30)	1,575	1,625,894
7.50%, 05/01/31	1,540	1,668,592
7.88%, 09/15/31	500	553,781
7.95%, 06/15/39(a)	560	628,158
8.50%, 07/15/27 (Call 01/15/27)(a)	70	75,660
8.88%, 07/15/30 (Call 01/15/30)	1,035	1,186,576
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	914	907,101
5.65%, 05/15/25(a)	540	538,475
5.65%, 05/15/28 (Call 04/15/28)	770	764,108
6.25%, 07/15/33 (Call 04/15/33)(a)	580	578,980
6.50%, 08/15/34(a)	1,040	1,054,559
6.50%, 02/01/38	350	343,808
6.63%, 08/15/37	709	706,330
7.10%, 07/15/53 (Call 01/15/53)(a)	560	579,469
7.20%, 11/01/31(a)	425	448,305
7.38%, 11/01/31	635	681,021
8.13%, 09/15/30	518	574,949
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	891,289
2.30%, 02/09/31 (Call 11/09/30)(b)	1,280	1,032,344
3.10%, 01/21/30 (Call 10/21/29)(b)	290	250,513
3.10%, 08/27/30 (Call 05/25/30)(b)	675	580,455
3.65%, 07/30/29(a)(b)	2,165	1,970,575
4.15%, 02/25/60 (Call 08/25/59)(b)	735	529,491
4.18%, 01/21/50 (Call 07/21/49)(b)	1,020	774,131
4.70%, 07/30/49(b)	867	709,103
5.63%, 05/20/43(b)	1,665	1,536,750
6.00%, 05/03/42(a)(b)	1,080	1,040,965
6.45%, 05/30/44(b)	1,667	1,683,623
6.50%, 05/27/41(b)	275	277,806
6.50%, 11/07/48(b)	1,485	1,521,419
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	590	629,356
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,145	936,082
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	2,615	1,755,683
3.50%, 03/18/25(b)	532	515,340
3.50%, 04/21/30 (Call 01/21/30)(a)(b)	3,723	3,378,607
4.50%, 03/18/45(b)	1,450	1,271,093
4.55%, 04/21/50 (Call 10/21/49)(a)(b)	3,588	3,107,335
4.80%, 04/21/60 (Call 10/21/59)(b)	1,115	989,867
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	690	609,544
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	951	863,268
2.15%, 12/15/30 (Call 09/15/30)(a)	1,041	842,947
3.30%, 03/15/52 (Call 09/15/51)(a)	1,510	1,008,014
3.85%, 04/09/25 (Call 03/09/25)	810	788,144

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 03/15/28 (Call 12/15/27)(a)	$1,138	$1,077,567
4.65%, 11/15/34 (Call 05/15/34)	1,456	1,366,153
4.88%, 11/15/44 (Call 05/15/44)	1,881	1,699,701
5.30%, 06/30/33 (Call 03/30/33)	690	683,031
5.88%, 05/01/42	1,415	1,443,096
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)	857	823,030
3.15%, 12/15/29 (Call 09/15/29)	1,028	905,876
3.55%, 10/01/26 (Call 07/01/26)	794	751,531
3.61%, 02/15/25 (Call 11/15/24)	190	184,696
3.75%, 03/01/28 (Call 12/01/27)	213	200,479
4.68%, 02/15/45 (Call 08/15/44)	590	498,225
4.90%, 10/01/46 (Call 04/01/46)	774	675,976
4.95%, 12/01/27 (Call 11/01/27)	995	984,921
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	389	352,632
1.90%, 08/15/30 (Call 05/15/30)	1,191	960,903
2.15%, 01/15/31 (Call 10/15/30)(a)	648	525,137
5.10%, 03/29/26	945	937,653
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)(b)	535	485,529
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	44,066
3.90%, 12/06/59(a)(b)	435	299,642
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,607	1,440,515
2.25%, 07/12/31 (Call 04/12/31)(b)	3,441	2,828,323
3.13%, 07/12/41 (Call 01/12/41)(b)	5,260	3,864,459
3.30%, 07/12/51 (Call 01/12/51)(a)(b)	4,740	3,319,119
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	395	385,800
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	835	834,742
6.33%, 09/30/27(b)	1,079	1,081,378
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	1,570	1,286,950
3.63%, 01/12/52(a)(b)	1,770	1,202,444
3.67%, 11/30/27(b)	100	93,784
3.75%, 01/12/62(b)	900	599,370
4.13%, 01/28/25(a)(b)	577	564,258
4.88%, 02/10/45(b)	150	130,589
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(b)	315	285,336
2.69%, 06/17/31 (Call 03/17/31)(b)	2,937	2,495,710
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	1,266	1,042,075
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,842	1,690,035
2.25%, 11/24/30 (Call 08/24/30)(b)	2,082	1,711,612
3.25%, 11/24/50 (Call 05/24/50)(b)	1,756	1,163,455
3.50%, 04/16/29(a)(b)	2,661	2,435,874
3.50%, 11/24/70 (Call 05/24/70)(a)(b)	2,853	1,796,523
4.25%, 04/16/39(b)	4,122	3,512,010
4.38%, 04/16/49(b)	4,531	3,691,895
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	1,313	1,262,464
2.38%, 11/07/29 (Call 08/07/29)	2,018	1,752,985
2.50%, 09/12/26	1,686	1,568,273
2.75%, 04/06/30 (Call 01/06/30)	2,161	1,904,877
2.88%, 05/10/26	2,476	2,348,058
2.88%, 11/26/41 (Call 05/26/41)	770	552,038
3.00%, 11/26/51 (Call 05/26/51)	1,400	937,195

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.13%, 11/07/49 (Call 05/07/49)	$1,237	$862,418
3.25%, 05/11/25	2,158	2,089,064
3.25%, 04/06/50 (Call 10/06/49)	2,192	1,555,471
3.63%, 08/21/42	1,561	1,254,240
3.75%, 09/12/46	1,419	1,116,185
3.88%, 11/13/28 (Call 08/13/28)	1,800	1,726,238
4.00%, 05/10/46	2,745	2,256,730
4.13%, 05/11/35	1,999	1,823,482
4.38%, 05/11/45	2,596	2,252,331
4.55%, 08/12/43	1,416	1,279,845
5.50%, 03/25/40	1,800	1,831,133
6.38%, 12/15/38	3,178	3,498,661
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	240	205,335
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	720	673,940
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	1,420	1,369,306
4.10%, 04/28/45(b)	1,225	1,014,055
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,253	1,161,302
3.50%, 05/03/26(a)(b)	435	415,555
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	1,115	1,043,091
3.63%, 04/12/27(a)(b)	1,200	1,150,310
4.00%, 09/13/47(b)	710	577,424
4.25%, 04/12/47(a)(b)	300	253,798
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	250	228,696
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,283,878
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	969	821,537
2.50%, 11/12/24 (Call 10/12/24)(b)	730	703,016
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	980	864,955
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	793,363
2.95%, 11/12/29 (Call 08/12/29)(b)	619	554,949
3.10%, 01/08/51 (Call 07/08/50)(b)	675	452,763
3.35%, 05/13/50 (Call 11/13/49)(b)	1,084	772,144
3.44%, 11/12/49 (Call 05/12/49)(b)	435	316,390
3.68%, 08/08/49 (Call 02/08/49)(b)	917	691,350
4.13%, 09/12/25(a)(b)	510	497,046
4.25%, 09/12/28(a)(b)	720	699,934
4.60%, 09/12/48(b)	738	650,471
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(b)	600	508,190
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	775	548,577
4.00%, 11/15/47 (Call 05/15/47)	795	595,961
5.95%, 12/01/34	459	454,227
6.50%, 06/15/38	1,576	1,613,061
6.80%, 05/15/38	1,230	1,284,688
6.85%, 06/01/39	1,156	1,206,474
7.00%, 11/15/28	130	138,178
7.15%, 02/01/32(a)	1,055	1,133,781
7.88%, 06/15/26	445	469,854
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	582	526,137
3.25%, 08/15/30 (Call 02/15/30)(b)	460	351,900
4.00%, 08/15/26(b)	685	619,363
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	615	491,956
3.50%, 10/17/49(a)(b)	860	525,848

Security	Par (000)	Value

Oil & Gas (continued)
3.75%, 06/18/50(b)	$765	$488,339
4.63%, 11/20/28(b)	265	251,792
5.38%, 11/20/48(b)	245	206,691
Tosco Corp., 8.13%, 02/15/30	510	587,697
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,419	1,364,524
2.83%, 01/10/30 (Call 10/10/29)(a)	1,556	1,381,852
2.99%, 06/29/41 (Call 12/29/40)	998	730,657
3.13%, 05/29/50 (Call 11/29/49)	2,925	2,021,794
3.39%, 06/29/60 (Call 12/29/59)	636	438,660
3.45%, 02/19/29 (Call 11/19/28)	1,654	1,539,440
3.46%, 07/12/49 (Call 01/12/49)	1,320	982,545
TotalEnergies Capital SA, 3.88%, 10/11/28	1,309	1,247,802
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	962	856,620
2.80%, 12/01/31 (Call 09/01/31)(a)	1,030	844,661
2.85%, 04/15/25 (Call 03/15/25)	82	78,318
3.40%, 09/15/26 (Call 06/15/26)	55	52,058
3.65%, 12/01/51 (Call 06/01/51)	1,275	869,641
4.00%, 06/01/52 (Call 12/01/51)(a)	853	625,234
4.35%, 06/01/28 (Call 03/01/28)(a)	883	844,920
4.90%, 03/15/45(a)	503	434,202
6.63%, 06/15/37	1,876	1,996,708
7.50%, 04/15/32	685	766,772
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(b)	620	643,802
8.00%, 11/15/32 (Call 08/15/32)(b)	995	1,049,606
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,350	1,302,389
3.70%, 09/15/26 (Call 06/15/26)(b)	1,250	1,179,541
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	835	768,291
4.50%, 03/04/29 (Call 12/04/28)(b)	1,211	1,140,522
XTO Energy Inc., 6.75%, 08/01/37(a)	627	697,357

		395,678,472

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,255	1,185,968
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,052	951,554
3.14%, 11/07/29 (Call 08/07/29)	775	689,598
3.34%, 12/15/27 (Call 09/15/27)	1,793	1,662,735
4.08%, 12/15/47 (Call 06/15/47)	1,643	1,307,377
4.49%, 05/01/30 (Call 02/01/30)	742	714,350
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,366	1,191,146
3.80%, 11/15/25 (Call 08/15/25)	772	752,808
4.50%, 11/15/41 (Call 05/15/41)	700	590,090
4.75%, 08/01/43 (Call 02/01/43)	1,133	978,552
4.85%, 11/15/35 (Call 05/15/35)	1,545	1,448,569
5.00%, 11/15/45 (Call 05/15/45)(a)	1,728	1,555,310
6.70%, 09/15/38	1,242	1,366,657
7.45%, 09/15/39	1,358	1,580,114
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	1,003	899,111
3.95%, 12/01/42 (Call 06/01/42)(a)	1,629	1,206,800
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	942	871,174
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	1,522	1,443,285
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	963	937,420

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
4.30%, 05/01/29 (Call 02/01/29)(b)	$1,039	$992,798
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,654	1,430,376
4.50%, 05/15/28 (Call 04/15/28)	450	441,743
4.85%, 05/15/33 (Call 02/15/33)	450	439,838

		24,637,373

Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	750	710,936
4.50%, 05/15/28 (Call 02/15/28)(a)	850	811,395
5.63%, 05/26/33 (Call 02/26/33)	785	778,955
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	988	813,010
2.69%, 05/25/31 (Call 02/25/31)	863	702,155
3.10%, 09/15/26 (Call 06/15/26)	815	747,290
4.00%, 05/17/25 (Call 04/17/25)	824	798,897
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	140	118,947
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,585	1,441,501
1.65%, 01/15/27 (Call 12/15/26)(a)	755	654,646
4.88%, 07/15/26 (Call 10/02/23)(b)	1,645	1,587,735
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	515	506,304
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	1,057	1,021,484
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(a)(b)	1,035	877,727
3.25%, 10/01/26 (Call 07/01/26)(b)	590	541,084
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(a)(b)	712	638,558
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	885	772,642
3.05%, 10/01/51 (Call 04/01/51)	885	564,082
3.40%, 12/15/27 (Call 09/15/27)	1,016	947,191
3.65%, 09/15/24 (Call 06/15/24)	453	443,289
4.05%, 12/15/49 (Call 06/15/49)	589	456,743
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	498	437,735
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	950	847,018
Sonoco Products Co.
1.80%, 02/01/25 (Call 09/11/23)	765	721,057
2.25%, 02/01/27 (Call 01/01/27)	820	732,958
2.85%, 02/01/32 (Call 11/01/31)	665	545,474
3.13%, 05/01/30 (Call 02/01/30)	1,130	976,098
5.75%, 11/01/40 (Call 05/01/40)(a)	25	24,234
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	350	365,086
WestRock MWV LLC
7.95%, 02/15/31(a)	515	578,117
8.20%, 01/15/30(a)	330	372,175
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	515	498,587
3.00%, 06/15/33 (Call 03/15/33)(a)	837	678,383
3.38%, 09/15/27 (Call 06/15/27)	639	589,368
3.75%, 03/15/25 (Call 01/15/25)	884	857,416
3.90%, 06/01/28 (Call 03/01/28)	895	830,449
4.00%, 03/15/28 (Call 12/15/27)	818	764,735
4.20%, 06/01/32 (Call 03/01/32)(a)	581	529,020
4.65%, 03/15/26 (Call 01/15/26)	1,094	1,064,861
4.90%, 03/15/29 (Call 12/15/28)(a)	979	942,305

		28,289,647

Security	Par (000)	Value

Pharmaceuticals — 4.5%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	$1,933	$1,865,048
2.95%, 11/21/26 (Call 09/21/26)	4,240	3,968,949
3.20%, 05/14/26 (Call 02/14/26)	2,636	2,505,957
3.20%, 11/21/29 (Call 08/21/29)	5,883	5,302,657
3.60%, 05/14/25 (Call 02/14/25)	2,450	2,376,002
3.80%, 03/15/25 (Call 12/15/24)	2,281	2,221,082
4.05%, 11/21/39 (Call 05/21/39)	4,575	3,921,293
4.25%, 11/14/28 (Call 08/14/28)	1,792	1,734,943
4.25%, 11/21/49 (Call 05/21/49)	6,924	5,831,106
4.30%, 05/14/36 (Call 11/14/35)	1,498	1,372,370
4.40%, 11/06/42	3,089	2,698,752
4.45%, 05/14/46 (Call 11/14/45)	2,591	2,241,362
4.50%, 05/14/35 (Call 11/14/34)	3,080	2,897,647
4.55%, 03/15/35 (Call 09/15/34)(a)	2,158	2,041,233
4.63%, 10/01/42 (Call 04/01/42)	415	368,281
4.70%, 05/14/45 (Call 11/14/44)	3,182	2,861,645
4.75%, 03/15/45 (Call 09/15/44)	978	878,508
4.85%, 06/15/44 (Call 12/15/43)	1,277	1,167,429
4.88%, 11/14/48 (Call 05/14/48)	2,170	2,003,353
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,655	1,494,082
1.75%, 05/28/28 (Call 03/28/28)	1,635	1,418,875
2.25%, 05/28/31 (Call 02/28/31)	820	682,216
4.88%, 03/03/28 (Call 02/03/28)	1,450	1,445,221
4.88%, 03/03/33 (Call 12/03/32)(a)	945	945,281
4.90%, 03/03/30 (Call 01/03/30)	935	930,064
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,632	1,461,995
1.38%, 08/06/30 (Call 05/06/30)	1,567	1,246,353
2.13%, 08/06/50 (Call 02/06/50)(a)	805	478,045
3.00%, 05/28/51 (Call 11/28/50)	1,195	842,260
3.13%, 06/12/27 (Call 03/12/27)	975	913,302
3.38%, 11/16/25(a)	2,560	2,460,518
4.00%, 01/17/29 (Call 10/17/28)	1,362	1,306,438
4.00%, 09/18/42	1,130	972,736
4.38%, 11/16/45	829	737,763
4.38%, 08/17/48 (Call 02/17/48)(a)	801	717,106
6.45%, 09/15/37	2,830	3,183,274
Bayer Corp., 6.65%, 02/15/28(a)(b)	244	252,976
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	373	266,990
4.20%, 07/15/34 (Call 01/15/34)(b)	529	463,742
4.25%, 12/15/25 (Call 10/15/25)(b)	2,807	2,718,528
4.38%, 12/15/28 (Call 09/15/28)(b)	4,662	4,428,865
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	1,237	975,563
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,652	1,424,624
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	125,392
4.70%, 07/15/64 (Call 01/15/64)(b)	905	690,479
4.88%, 06/25/48 (Call 12/25/47)(b)	2,180	1,858,135
5.50%, 08/15/25(b)	398	390,113
5.50%, 07/30/35(a)(b)	680	664,733
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,663	1,618,029
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,267	1,018,850
2.82%, 05/20/30 (Call 02/20/30)	801	692,695
3.70%, 06/06/27 (Call 03/06/27)	2,243	2,126,693
3.73%, 12/15/24 (Call 09/15/24)	1,288	1,256,823
3.79%, 05/20/50 (Call 11/20/49)	605	468,085
4.30%, 08/22/32 (Call 05/22/32)	855	799,352

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.67%, 06/06/47 (Call 12/06/46)	$1,854	$1,645,137
4.69%, 02/13/28 (Call 01/13/28)	975	957,583
4.69%, 12/15/44 (Call 06/15/44)	1,181	1,045,278
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,344	1,224,530
1.13%, 11/13/27 (Call 09/13/27)(a)	1,548	1,343,837
1.45%, 11/13/30 (Call 08/13/30)	2,046	1,622,431
2.35%, 11/13/40 (Call 05/13/40)(a)	1,078	728,357
2.55%, 11/13/50 (Call 05/13/50)	1,895	1,162,194
2.95%, 03/15/32 (Call 12/15/31)	1,865	1,616,508
3.20%, 06/15/26 (Call 04/15/26)	2,436	2,323,814
3.25%, 02/27/27	295	282,127
3.25%, 08/01/42	800	597,754
3.40%, 07/26/29 (Call 04/26/29)	2,891	2,677,877
3.45%, 11/15/27 (Call 08/15/27)	495	470,840
3.55%, 03/15/42 (Call 09/15/41)	1,425	1,133,963
3.70%, 03/15/52 (Call 09/15/51)	2,640	2,030,319
3.90%, 02/20/28 (Call 11/20/27)	1,953	1,874,928
3.90%, 03/15/62 (Call 09/15/61)	1,309	991,989
4.13%, 06/15/39 (Call 12/15/38)	2,545	2,247,702
4.25%, 10/26/49 (Call 04/26/49)	4,442	3,754,283
4.35%, 11/15/47 (Call 05/15/47)	1,689	1,461,108
4.50%, 03/01/44 (Call 09/01/43)(a)	200	176,865
4.55%, 02/20/48 (Call 08/20/47)	1,202	1,065,259
4.63%, 05/15/44 (Call 11/15/43)	1,080	978,984
5.00%, 08/15/45 (Call 02/15/45)(a)	575	554,263
5.88%, 11/15/36(a)	434	446,866
6.80%, 11/15/26	560	590,081
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,456	1,363,623
3.50%, 11/15/24 (Call 08/15/24)	459	445,911
3.75%, 09/15/25 (Call 06/15/25)	707	682,546
4.37%, 06/15/47 (Call 12/15/46)	782	626,221
4.50%, 11/15/44 (Call 05/15/44)	602	483,121
4.60%, 03/15/43	390	316,142
4.90%, 09/15/45 (Call 03/15/45)	499	417,784
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	1,210	1,017,818
2.80%, 05/15/30 (Call 02/15/30)	940	811,545
3.25%, 03/01/25 (Call 12/01/24)	814	787,408
3.45%, 12/15/27 (Call 09/15/27)	858	806,186
4.25%, 03/01/45 (Call 09/01/44)	485	391,844
4.30%, 12/15/47 (Call 06/15/47)	797	664,826
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	815	736,406
2.38%, 03/15/31 (Call 12/15/30)	1,540	1,267,295
2.40%, 03/15/30 (Call 12/15/29)	1,845	1,553,050
3.05%, 10/15/27 (Call 07/15/27)	1,023	942,911
3.20%, 03/15/40 (Call 09/15/39)	1,054	784,164
3.25%, 04/15/25 (Call 01/15/25)	905	871,346
3.40%, 03/01/27 (Call 12/01/26)	1,630	1,532,522
3.40%, 03/15/50 (Call 09/15/49)	1,595	1,114,750
3.40%, 03/15/51 (Call 09/15/50)	1,925	1,346,949
3.88%, 10/15/47 (Call 04/15/47)	1,407	1,073,955
4.13%, 11/15/25 (Call 09/15/25)	2,548	2,482,797
4.38%, 10/15/28 (Call 07/15/28)	4,557	4,388,575
4.50%, 02/25/26 (Call 11/27/25)	1,406	1,377,485
4.80%, 08/15/38 (Call 02/15/38)	2,723	2,510,111
4.80%, 07/15/46 (Call 01/16/46)	1,669	1,481,853
4.90%, 12/15/48 (Call 06/15/48)	3,393	3,025,633

Security	Par (000)	Value

Pharmaceuticals (continued)
5.38%, 02/15/42 (Call 08/15/41)(a)	$70	$64,549
5.40%, 03/15/33 (Call 12/15/32)	1,120	1,123,802
5.69%, 03/15/26 (Call 03/15/24)	215	215,258
6.13%, 11/15/41	439	452,814
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,659	2,289,206
1.75%, 08/21/30 (Call 05/21/30)	1,410	1,117,930
1.88%, 02/28/31 (Call 11/28/30)	1,710	1,342,311
2.13%, 09/15/31 (Call 06/15/31)(a)	1,440	1,137,329
2.70%, 08/21/40 (Call 02/21/40)	1,303	875,099
2.88%, 06/01/26 (Call 03/01/26)	2,034	1,905,550
3.00%, 08/15/26 (Call 06/15/26)	1,054	987,373
3.25%, 08/15/29 (Call 05/15/29)	2,212	1,977,118
3.63%, 04/01/27 (Call 02/01/27)	1,446	1,368,666
3.75%, 04/01/30 (Call 01/01/30)	1,909	1,736,598
3.88%, 07/20/25 (Call 04/20/25)	2,671	2,591,052
4.10%, 03/25/25 (Call 01/25/25)	1,104	1,080,182
4.13%, 04/01/40 (Call 10/01/39)	1,041	848,193
4.25%, 04/01/50 (Call 10/01/49)	1,040	821,599
4.30%, 03/25/28 (Call 12/25/27)	5,416	5,201,854
4.78%, 03/25/38 (Call 09/25/37)	6,186	5,539,921
4.88%, 07/20/35 (Call 01/20/35)(a)	983	914,599
5.00%, 12/01/24 (Call 09/01/24)	433	429,498
5.00%, 02/20/26 (Call 01/20/26)	1,290	1,280,077
5.00%, 01/30/29 (Call 12/30/28)	1,245	1,226,573
5.05%, 03/25/48 (Call 09/25/47)	9,344	8,195,725
5.13%, 02/21/30 (Call 12/21/29)	1,890	1,861,589
5.13%, 07/20/45 (Call 01/20/45)	3,968	3,534,755
5.25%, 01/30/31 (Call 11/30/30)	870	859,696
5.25%, 02/21/33 (Call 11/21/32)	2,315	2,263,919
5.30%, 06/01/33 (Call 03/01/33)	1,295	1,268,325
5.30%, 12/05/43 (Call 06/05/43)	1,105	1,012,574
5.63%, 02/21/53 (Call 08/21/52)	1,595	1,509,474
5.88%, 06/01/53 (Call 12/01/52)	1,395	1,362,734
6.00%, 06/01/63 (Call 12/01/62)	765	749,302
6.13%, 09/15/39	968	980,804
6.25%, 06/01/27	805	828,442
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,903	1,174,585
2.50%, 09/15/60 (Call 03/15/60)	1,262	751,531
2.75%, 06/01/25 (Call 03/01/25)	952	914,543
3.10%, 05/15/27 (Call 02/15/27)	495	469,322
3.38%, 03/15/29 (Call 12/15/28)	1,453	1,358,826
3.70%, 03/01/45 (Call 09/01/44)(a)	755	616,507
3.95%, 05/15/47 (Call 11/15/46)(a)	76	64,832
3.95%, 03/15/49 (Call 09/15/48)	370	318,450
4.15%, 03/15/59 (Call 09/15/58)	640	541,684
4.70%, 02/27/33 (Call 11/27/32)	725	723,673
4.88%, 02/27/53 (Call 08/27/52)	1,635	1,608,029
4.95%, 02/27/63 (Call 08/27/62)	1,155	1,128,249
5.50%, 03/15/27(a)	220	227,421
5.55%, 03/15/37(a)	205	216,193
5.95%, 11/15/37(a)	185	198,451
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,399	1,348,183
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	1,069	1,043,272
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	1,038	1,012,027
3.88%, 05/15/28(a)	2,424	2,337,165
4.20%, 03/18/43(a)	840	737,546

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.38%, 04/15/34(a)	$945	$1,000,808
6.38%, 05/15/38	3,403	3,871,564
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	851	792,470
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,372	1,256,016
0.95%, 09/01/27 (Call 07/01/27)	1,811	1,579,493
1.30%, 09/01/30 (Call 06/01/30)	1,861	1,508,677
2.10%, 09/01/40 (Call 03/01/40)	1,120	766,966
2.25%, 09/01/50 (Call 03/01/50)(a)	850	535,660
2.45%, 03/01/26 (Call 12/01/25)	2,593	2,446,768
2.45%, 09/01/60 (Call 03/01/60)(a)	1,128	692,474
2.63%, 01/15/25 (Call 11/15/24)	768	744,013
2.90%, 01/15/28 (Call 10/15/27)(a)	1,200	1,124,497
2.95%, 03/03/27 (Call 12/03/26)	1,478	1,399,762
3.40%, 01/15/38 (Call 07/15/37)	1,346	1,142,971
3.50%, 01/15/48 (Call 07/15/47)	1,199	977,015
3.55%, 03/01/36 (Call 09/01/35)	1,396	1,231,967
3.63%, 03/03/37 (Call 09/03/36)	867	766,980
3.70%, 03/01/46 (Call 09/01/45)	2,086	1,736,307
3.75%, 03/03/47 (Call 09/03/46)	1,478	1,248,867
4.38%, 12/05/33 (Call 06/05/33)	1,252	1,236,634
4.50%, 09/01/40	545	520,855
4.50%, 12/05/43 (Call 06/05/43)	815	783,097
4.85%, 05/15/41(a)	414	408,245
4.95%, 05/15/33(a)	586	608,614
5.85%, 07/15/38	1,631	1,784,439
5.95%, 08/15/37	1,037	1,148,724
6.95%, 09/01/29	345	394,339
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	901	816,009
1.30%, 08/15/26 (Call 07/15/26)	1,005	901,423
3.95%, 02/16/28 (Call 11/16/27)(a)	462	440,730
4.88%, 03/15/44 (Call 09/15/43)	667	582,810
4.90%, 07/15/28 (Call 06/15/28)	300	296,644
5.10%, 07/15/33 (Call 04/15/33)	310	307,613
5.25%, 02/15/26 (Call 02/15/24)	370	368,629
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,283	1,248,961
4.60%, 06/01/44 (Call 12/01/43)(a)	530	469,096
5.90%, 11/01/39(a)	285	290,649
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,653	1,496,750
1.45%, 06/24/30 (Call 03/24/30)	1,570	1,266,012
1.70%, 06/10/27 (Call 05/10/27)	1,647	1,475,873
1.90%, 12/10/28 (Call 10/10/28)	1,152	1,001,095
2.15%, 12/10/31 (Call 09/10/31)	2,310	1,888,081
2.35%, 06/24/40 (Call 12/24/39)	1,628	1,139,612
2.45%, 06/24/50 (Call 12/24/49)	1,731	1,075,835
2.75%, 02/10/25 (Call 11/10/24)	1,825	1,764,391
2.75%, 12/10/51 (Call 06/10/51)(a)	2,638	1,731,148
2.90%, 12/10/61 (Call 06/10/61)	1,725	1,083,418
3.40%, 03/07/29 (Call 12/07/28)	2,018	1,879,339
3.60%, 09/15/42 (Call 03/15/42)(a)	997	816,138
3.70%, 02/10/45 (Call 08/10/44)	2,181	1,779,718
3.90%, 03/07/39 (Call 09/07/38)	1,421	1,243,348
4.00%, 03/07/49 (Call 09/07/48)	1,659	1,403,174
4.05%, 05/17/28 (Call 04/17/28)(a)	325	317,194
4.15%, 05/18/43	1,334	1,182,969
4.30%, 05/17/30 (Call 03/17/30)	845	819,582

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 05/17/33 (Call 02/17/33)(a)	$905	$882,031
4.90%, 05/17/44 (Call 11/17/43)(a)	680	659,813
5.00%, 05/17/53 (Call 11/17/52)	1,555	1,518,798
5.15%, 05/17/63 (Call 11/17/62)	725	707,691
6.50%, 12/01/33	985	1,104,298
6.55%, 09/15/37	470	527,057
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	183	192,063
5.85%, 06/30/39	195	201,240
5.95%, 12/01/28	725	763,490
6.40%, 03/01/28	205	216,404
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	1,304	1,227,695
5.20%, 04/15/48 (Call 10/15/47)	1,023	796,123
5.40%, 11/29/43 (Call 05/29/43)	631	523,954
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	1,459	1,388,618
2.00%, 02/14/27 (Call 12/14/26)	1,512	1,380,601
2.20%, 08/14/30 (Call 05/14/30)	2,184	1,860,877
2.75%, 08/14/50 (Call 02/14/50)(a)	1,611	1,104,937
3.00%, 11/20/25 (Call 08/20/25)	1,991	1,904,455
3.10%, 05/17/27 (Call 02/17/27)	1,425	1,347,935
3.70%, 09/21/42	1,128	930,422
4.00%, 11/20/45 (Call 05/20/45)	868	747,811
4.40%, 05/06/44	2,212	2,045,833
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	974	903,442
1.70%, 05/28/30 (Call 02/28/30)	1,435	1,182,513
1.75%, 08/18/31 (Call 05/18/31)	1,308	1,052,489
2.55%, 05/28/40 (Call 11/28/39)	1,591	1,140,189
2.63%, 04/01/30 (Call 01/01/30)	1,523	1,338,870
2.70%, 05/28/50 (Call 11/28/49)	1,710	1,159,796
2.75%, 06/03/26	1,207	1,139,211
3.00%, 12/15/26	1,777	1,681,516
3.45%, 03/15/29 (Call 12/15/28)	3,198	2,999,084
3.60%, 09/15/28 (Call 06/15/28)(a)	1,243	1,184,440
3.90%, 03/15/39 (Call 09/15/38)	1,303	1,129,889
4.00%, 12/15/36	864	784,041
4.00%, 03/15/49 (Call 09/15/48)(a)	1,609	1,382,396
4.10%, 09/15/38 (Call 03/15/38)	1,293	1,158,926
4.13%, 12/15/46	1,389	1,201,773
4.20%, 09/15/48 (Call 03/15/48)	1,288	1,139,203
4.30%, 06/15/43	1,126	1,015,065
4.40%, 05/15/44(a)	1,073	976,935
5.60%, 09/15/40	927	958,050
7.20%, 03/15/39	4,137	5,000,746
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	4,330	4,260,057
4.45%, 05/19/28 (Call 04/19/28)	5,300	5,199,500
4.65%, 05/19/30 (Call 03/19/30)	2,100	2,067,178
4.75%, 05/19/33 (Call 02/19/33)	6,190	6,091,289
5.11%, 05/19/43 (Call 11/19/42)	1,725	1,678,970
5.30%, 05/19/53 (Call 11/19/52)	7,920	7,922,882
5.34%, 05/19/63 (Call 11/19/62)	1,550	1,527,253
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	4,135	4,090,582
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,516	1,463,697
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,376	3,171,109

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	$3,040	$2,501,176
3.03%, 07/09/40 (Call 01/09/40)(a)	1,835	1,333,739
3.18%, 07/09/50 (Call 01/09/50)	2,685	1,803,037
3.38%, 07/09/60 (Call 01/09/60)(a)	1,131	738,316
5.00%, 11/26/28 (Call 08/26/28)	1,858	1,843,065
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,776	1,678,693
5.25%, 06/15/46 (Call 12/15/45)	1,151	909,447
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,245	1,151,993
2.30%, 06/22/27 (Call 04/22/27)	1,378	1,204,976
2.70%, 06/22/30 (Call 03/22/30)	1,453	1,180,028
3.85%, 06/22/40 (Call 12/22/39)	1,641	1,148,545
4.00%, 06/22/50 (Call 12/22/49)(a)	2,608	1,727,546
Wyeth LLC
5.95%, 04/01/37	2,201	2,359,445
6.00%, 02/15/36	865	927,686
6.50%, 02/01/34	893	997,162
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	539	443,701
3.00%, 09/12/27 (Call 06/12/27)	896	833,819
3.00%, 05/15/50 (Call 11/15/49)	586	398,441
3.90%, 08/20/28 (Call 05/20/28)(a)	979	935,707
3.95%, 09/12/47 (Call 03/12/47)	387	308,051
4.45%, 08/20/48 (Call 02/20/48)	334	287,629
4.50%, 11/13/25 (Call 08/13/25)	1,147	1,130,080
4.70%, 02/01/43 (Call 08/01/42)	1,981	1,796,001
5.40%, 11/14/25 (Call 10/14/25)	605	605,109
5.60%, 11/16/32 (Call 08/16/32)	435	448,763

		417,308,301

Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(a)(b)	550	510,895
4.60%, 11/02/47(a)(b)	2,100	1,866,375
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	490	417,762
3.60%, 09/01/32 (Call 06/01/32)	655	550,729
4.45%, 07/15/27 (Call 04/15/27)	863	822,778
4.80%, 05/03/29 (Call 02/03/29)	955	909,044
4.95%, 12/15/24 (Call 09/15/24)	970	955,985
5.95%, 06/01/26 (Call 03/01/26)	1,116	1,117,897
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	1,350	1,154,540
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	1,205	997,442
3.40%, 01/15/38 (Call 07/15/37)(b)	1,010	826,257
3.70%, 01/15/39 (Call 07/15/38)(b)	1,205	969,119
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	890	688,855
3.70%, 11/15/29 (Call 05/18/29)	1,676	1,523,634
5.13%, 06/30/27 (Call 01/01/27)	1,759	1,740,301
5.88%, 03/31/25 (Call 10/02/24)	2,061	2,053,991
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	605	569,491
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	1,335	1,103,150
4.00%, 03/01/31 (Call 03/01/26)	1,250	1,103,568
4.50%, 10/01/29 (Call 10/01/24)	830	765,838
5.95%, 06/30/33 (Call 12/30/32)(b)	1,221	1,218,516

Security	Par (000)	Value

Pipelines (continued)
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	$1,032	$909,810
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	360	344,526
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	50	39,713
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	730	589,839
7.63%, 04/15/32(a)(b)	155	172,461
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	391	373,046
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,508	1,471,296
5.80%, 06/01/45 (Call 12/01/44)	525	486,190
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(b)	2,000	2,018,688
6.05%, 08/15/26 (Call 07/15/26)(a)(b)	415	419,180
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(b)	900	907,863
6.04%, 11/15/33 (Call 08/15/33)(b)	2,350	2,374,088
6.50%, 08/15/43 (Call 02/15/43)(b)	1,470	1,489,983
6.54%, 11/15/53 (Call 05/15/53)(b)	1,535	1,569,085
6.71%, 08/15/63 (Call 02/15/63)(b)	1,000	1,022,204
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	450	375,368
5.13%, 05/15/29 (Call 02/15/29)	385	375,413
5.38%, 07/15/25 (Call 04/15/25)	320	316,805
5.60%, 04/01/44 (Call 10/01/43)	565	527,078
5.63%, 07/15/27 (Call 04/15/27)	690	690,736
6.45%, 11/03/36(b)	830	845,611
6.75%, 09/15/37(a)(b)	580	612,159
8.13%, 08/16/30	85	96,453
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	920	804,953
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	779	677,501
3.90%, 11/15/49 (Call 05/15/49)	616	430,157
4.60%, 12/15/44 (Call 06/15/44)	564	461,400
4.80%, 11/01/43 (Call 05/01/43)(a)	357	302,171
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)(b)	225	186,750
4.39%, 11/30/46(b)	100	75,432
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	535	448,246
8.38%, 06/15/32	510	579,701
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)(a)	569	530,468
5.88%, 10/15/25 (Call 07/15/25)	524	526,464
7.38%, 10/15/45 (Call 04/15/45)	642	724,142
Series B, 7.50%, 04/15/38	710	782,731
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	492	441,072
2.50%, 01/15/25 (Call 12/15/24)	629	602,510
2.50%, 02/14/25	438	418,458
2.50%, 08/01/33 (Call 05/01/33)(a)	1,520	1,179,988
3.13%, 11/15/29 (Call 08/15/29)	1,520	1,341,846
3.40%, 08/01/51 (Call 02/01/51)(a)	1,120	750,785
3.70%, 07/15/27 (Call 04/15/27)(a)	1,790	1,686,280
4.00%, 11/15/49 (Call 05/15/49)(a)	625	468,747
4.25%, 12/01/26 (Call 09/01/26)	744	718,204
4.50%, 06/10/44 (Call 12/10/43)	1,029	841,052
5.50%, 12/01/46 (Call 06/01/46)	612	565,775

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 07/15/77 (Call 07/15/27), (3-mo. SOFR + 3.680%)(d)	$975	$875,411
5.70%, 03/08/33 (Call 12/08/32)	1,835	1,835,846
5.97%, 03/08/26 (Call 03/08/24)	460	460,347
6.25%, 03/01/78 (Call 03/01/28), (3-mo. SOFR + 3.903%)(d)	1,141	1,062,802
7.38%, 01/15/83 (Call 01/15/28), (5-year CMT + 3.708%)(d)	390	383,362
7.63%, 01/15/83 (Call 10/15/32), (5-year CMT + 4.418%)(d)	65	65,517
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3-mo. SOFR + 4.152%)(d)	782	737,055
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5-year CMT + 5.314%)(a)(d)	883	803,932
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,409	1,339,118
3.75%, 05/15/30 (Call 02/15/30)	1,281	1,144,095
3.90%, 07/15/26 (Call 04/15/26)	1,094	1,045,910
4.00%, 10/01/27 (Call 07/01/27)	1,294	1,215,870
4.05%, 03/15/25 (Call 12/15/24)	863	839,964
4.15%, 09/15/29 (Call 06/15/29)(a)	693	637,284
4.20%, 04/15/27 (Call 01/15/27)	582	554,356
4.40%, 03/15/27 (Call 12/15/26)	972	932,215
4.75%, 01/15/26 (Call 10/15/25)	1,319	1,291,429
4.90%, 03/15/35 (Call 09/15/34)	618	564,937
4.95%, 05/15/28 (Call 02/15/28)	892	866,544
4.95%, 06/15/28 (Call 03/15/28)	1,395	1,351,046
4.95%, 01/15/43 (Call 07/15/42)(a)	597	485,848
5.00%, 05/15/44 (Call 11/15/43)	435	354,193
5.00%, 05/15/50 (Call 11/15/49)	2,470	2,033,142
5.15%, 02/01/43 (Call 08/01/42)	821	690,521
5.15%, 03/15/45 (Call 09/15/44)	1,252	1,055,546
5.25%, 04/15/29 (Call 01/15/29)	1,709	1,669,743
5.30%, 04/01/44 (Call 10/01/43)	743	632,980
5.30%, 04/15/47 (Call 10/15/46)	1,130	958,289
5.35%, 05/15/45 (Call 11/15/44)	1,011	864,071
5.40%, 10/01/47 (Call 04/01/47)	1,711	1,473,767
5.50%, 06/01/27 (Call 03/01/27)	1,173	1,166,173
5.55%, 02/15/28 (Call 01/15/28)	980	976,432
5.75%, 02/15/33 (Call 11/15/32)	1,200	1,193,080
5.95%, 12/01/25 (Call 09/01/25)	651	651,744
5.95%, 10/01/43 (Call 04/01/43)	487	444,704
6.00%, 06/15/48 (Call 12/15/47)	1,240	1,146,239
6.05%, 06/01/41 (Call 12/01/40)	617	582,532
6.10%, 02/15/42(a)	597	560,775
6.13%, 12/15/45 (Call 06/15/45)	1,280	1,202,079
6.25%, 04/15/49 (Call 10/15/48)(a)	2,122	2,031,402
6.50%, 02/01/42 (Call 08/01/41)	1,060	1,055,742
6.63%, 10/15/36	490	501,091
6.85%, 02/15/40(a)	170	169,332
7.50%, 07/01/38	425	460,757
8.25%, 11/15/29 (Call 08/15/29)	684	758,562
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	520	492,910
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,333	1,155,206
3.13%, 07/31/29 (Call 04/30/29)	1,494	1,338,370
3.20%, 02/15/52 (Call 08/15/51)	1,269	857,193
3.30%, 02/15/53 (Call 08/15/52)(a)	1,112	760,410
3.70%, 02/15/26 (Call 11/15/25)	980	945,103
3.70%, 01/31/51 (Call 07/31/50)	1,496	1,095,069

Security	Par (000)	Value

Pipelines (continued)
3.75%, 02/15/25 (Call 11/15/24)	$1,339	$1,302,692
3.95%, 02/15/27 (Call 11/15/26)	975	937,476
3.95%, 01/31/60 (Call 07/31/59)	1,306	963,002
4.15%, 10/16/28 (Call 07/16/28)	1,292	1,234,033
4.20%, 01/31/50 (Call 07/31/49)	1,709	1,365,497
4.25%, 02/15/48 (Call 08/15/47)	1,497	1,220,053
4.45%, 02/15/43 (Call 08/15/42)	1,314	1,117,666
4.80%, 02/01/49 (Call 08/01/48)	1,315	1,155,406
4.85%, 08/15/42 (Call 02/15/42)	855	767,546
4.85%, 03/15/44 (Call 09/15/43)	1,321	1,179,279
4.90%, 05/15/46 (Call 11/15/45)	1,445	1,283,783
4.95%, 10/15/54 (Call 04/15/54)	472	418,927
5.05%, 01/10/26	1,100	1,094,477
5.10%, 02/15/45 (Call 08/15/44)	1,561	1,432,468
5.35%, 01/31/33 (Call 10/31/32)(a)	1,125	1,131,265
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(d)	953	790,891
5.70%, 02/15/42	877	864,426
5.95%, 02/01/41	645	660,089
6.13%, 10/15/39	757	785,787
6.45%, 09/01/40	530	564,823
7.55%, 04/15/38	770	881,730
Series D, 6.88%, 03/01/33	802	890,734
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(d)	1,036	911,514
Series H, 6.65%, 10/15/34	655	709,480
Series J, 5.75%, 03/01/35	286	278,447
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(b)	281	271,156
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	1,150	910,378
4.32%, 12/30/39 (Call 06/30/39)(b)	705	504,359
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	644	566,012
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	745	585,705
2.55%, 07/01/30 (Call 04/01/30)(b)	934	771,997
4.35%, 07/15/25 (Call 04/15/25)(b)	885	861,180
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	182	168,213
2.16%, 03/31/34(a)(b)	1,659	1,392,448
2.94%, 09/30/40(b)	133	104,630
3.25%, 09/30/40(a)(b)	1,310	979,975
GNL Quintero SA, 4.63%, 07/31/29(b)	441	424,941
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	802	741,634
3.45%, 10/15/27 (Call 08/15/27)(b)	660	590,347
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)(b)	1,055	1,058,478
6.51%, 02/23/42(b)	1,000	1,011,771
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	580	560,728
5.95%, 10/15/45 (Call 04/15/45)(b)	459	397,940
6.19%, 11/01/25(a)(b)	1,255	1,250,419
KazTransGas JSC, 4.38%, 09/26/27(b)	220	201,912
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	589	579,373
4.70%, 11/01/42 (Call 05/01/42)	672	547,880
5.00%, 08/15/42 (Call 02/15/42)	833	699,150
5.00%, 03/01/43 (Call 09/01/42)	995	842,931
5.40%, 09/01/44 (Call 03/01/44)	690	599,734

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 03/01/44 (Call 09/01/43)	$768	$685,136
5.63%, 09/01/41	524	475,947
5.80%, 03/15/35(a)	760	742,441
6.38%, 03/01/41	705	696,142
6.50%, 02/01/37	808	811,487
6.50%, 09/01/39(a)	710	715,160
6.55%, 09/15/40(a)	712	707,401
6.95%, 01/15/38	1,120	1,199,143
7.30%, 08/15/33(a)	820	892,820
7.40%, 03/15/31(a)	334	363,857
7.50%, 11/15/40	546	593,326
7.75%, 03/15/32(a)	402	445,668
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	880	786,877
2.00%, 02/15/31 (Call 11/15/30)	772	606,745
3.25%, 08/01/50 (Call 02/01/50)	595	374,560
3.60%, 02/15/51 (Call 08/15/50)	901	605,497
4.30%, 06/01/25 (Call 03/01/25)	1,780	1,740,349
4.30%, 03/01/28 (Call 12/01/27)	1,232	1,174,391
4.80%, 02/01/33 (Call 11/01/32)(a)	570	531,311
5.05%, 02/15/46 (Call 08/15/45)	1,076	906,582
5.20%, 06/01/33 (Call 03/01/33)	955	914,809
5.20%, 03/01/48 (Call 09/01/47)	891	767,309
5.30%, 12/01/34 (Call 06/01/34)	977	929,237
5.45%, 08/01/52 (Call 02/01/52)(a)	975	870,796
5.55%, 06/01/45 (Call 12/01/44)	2,023	1,828,293
7.75%, 01/15/32	1,386	1,548,926
7.80%, 08/01/31	688	769,134
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	640	614,044
3.25%, 06/01/30 (Call 03/01/30)(a)	750	653,837
3.95%, 03/01/50 (Call 09/01/49)	970	679,516
4.20%, 12/01/42 (Call 06/01/42)	136	99,304
4.20%, 03/15/45 (Call 09/15/44)(a)	355	251,020
4.20%, 10/03/47 (Call 04/03/47)	707	520,226
4.25%, 09/15/46 (Call 03/15/46)	825	608,240
4.85%, 02/01/49 (Call 08/01/48)	740	599,379
5.00%, 03/01/26 (Call 12/01/25)	938	926,963
5.15%, 10/15/43 (Call 04/15/43)	531	448,486
6.40%, 05/01/37(a)	395	388,707
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	710	657,786
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	2,033	1,851,614
2.65%, 08/15/30 (Call 05/15/30)	1,895	1,572,726
4.00%, 02/15/25 (Call 11/15/24)(a)	625	608,706
4.00%, 03/15/28 (Call 12/15/27)	1,812	1,701,080
4.13%, 03/01/27 (Call 12/01/26)(a)	1,572	1,505,103
4.25%, 12/01/27 (Call 09/01/27)	1,237	1,177,077
4.50%, 04/15/38 (Call 10/15/37)	2,232	1,890,981
4.70%, 04/15/48 (Call 10/15/47)	1,830	1,468,555
4.80%, 02/15/29 (Call 11/15/28)	1,116	1,075,323
4.88%, 12/01/24 (Call 09/01/24)	1,021	1,007,707
4.88%, 06/01/25 (Call 03/01/25)	1,180	1,160,849
4.90%, 04/15/58 (Call 10/15/57)	488	388,050
4.95%, 09/01/32 (Call 06/01/32)	1,110	1,048,637
4.95%, 03/14/52 (Call 09/14/51)	1,943	1,601,178
5.00%, 03/01/33 (Call 12/01/32)	970	915,611
5.20%, 03/01/47 (Call 09/01/46)	1,286	1,107,081
5.20%, 12/01/47 (Call 06/01/47)	711	609,186

Security	Par (000)	Value

Pipelines (continued)
5.50%, 02/15/49 (Call 08/15/48)	$1,835	$1,635,017
5.65%, 03/01/53 (Call 09/01/52)	370	335,247
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	420	344,542
4.88%, 08/15/27 (Call 02/15/27)(b)	1,136	1,088,212
7.77%, 12/15/37(b)	575	606,033
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	530	348,446
4.10%, 09/15/42 (Call 03/15/42)(b)	595	439,650
4.30%, 01/15/49 (Call 07/15/48)(b)	650	510,287
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)(a)	595	565,954
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	515	479,217
2.75%, 09/01/24 (Call 08/01/24)	603	584,628
3.10%, 03/15/30 (Call 12/15/29)	900	772,687
3.40%, 09/01/29 (Call 06/01/29)	661	583,878
4.00%, 07/13/27 (Call 04/13/27)	530	501,505
4.35%, 03/15/29 (Call 12/15/28)	914	854,496
4.45%, 09/01/49 (Call 03/01/49)	605	454,617
4.50%, 03/15/50 (Call 09/15/49)	585	439,090
4.55%, 07/15/28 (Call 04/15/28)	1,159	1,105,139
4.90%, 03/15/25 (Call 12/15/24)	802	789,209
4.95%, 07/13/47 (Call 01/06/47)	1,049	862,385
5.20%, 07/15/48 (Call 01/15/48)	1,084	926,994
5.55%, 11/01/26 (Call 10/01/26)	1,260	1,260,431
5.65%, 11/01/28 (Call 10/01/28)	1,225	1,226,789
5.80%, 11/01/30 (Call 09/01/30)	800	801,729
5.85%, 01/15/26 (Call 12/15/25)	910	914,853
6.00%, 06/15/35(a)	605	594,912
6.05%, 09/01/33 (Call 06/01/33)	1,200	1,209,255
6.10%, 11/15/32 (Call 08/15/32)	740	751,683
6.35%, 01/15/31 (Call 10/15/30)	691	710,249
6.63%, 09/01/53 (Call 03/01/53)(a)	525	529,471
7.15%, 01/15/51 (Call 07/15/50)	609	645,661
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	664	644,479
6.20%, 09/15/43 (Call 03/15/43)	320	309,957
6.65%, 10/01/36	504	520,198
6.85%, 10/15/37	650	680,407
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	341	355,247
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	1,367	1,201,786
3.60%, 11/01/24 (Call 08/01/24)	925	900,521
3.80%, 09/15/30 (Call 06/15/30)	995	880,488
4.30%, 01/31/43 (Call 07/31/42)	469	348,852
4.50%, 12/15/26 (Call 09/15/26)	845	817,278
4.65%, 10/15/25 (Call 07/15/25)(a)	1,869	1,822,729
4.70%, 06/15/44 (Call 12/15/43)	630	492,419
4.90%, 02/15/45 (Call 08/15/44)	734	587,817
5.15%, 06/01/42 (Call 12/01/41)	1,012	835,149
6.65%, 01/15/37	765	775,476
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	1,030	978,494
4.68%, 05/01/38 (Call 11/01/37)(b)	572	511,377
4.83%, 05/01/48 (Call 11/01/47)(b)	605	505,871
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,861	1,762,394
4.50%, 05/15/30 (Call 11/15/29)	2,551	2,400,626
5.00%, 03/15/27 (Call 09/15/26)	1,593	1,566,047

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.63%, 03/01/25 (Call 12/01/24)	$2,559	$2,550,664
5.88%, 06/30/26 (Call 12/31/25)	1,993	2,002,238
5.90%, 09/15/37 (Call 03/15/37)	725	727,627
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	873	709,401
8.00%, 03/01/32(a)	402	453,978
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	920	866,173
3.50%, 03/15/25 (Call 12/15/24)	835	805,543
4.50%, 03/15/45 (Call 09/15/44)	1,039	835,902
5.95%, 09/25/43 (Call 03/25/43)	563	538,710
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	1,302	1,123,259
4.20%, 02/01/33 (Call 11/01/32)	1,000	881,755
4.88%, 02/01/31 (Call 02/01/26)	1,511	1,387,822
4.95%, 04/15/52 (Call 10/15/51)	1,155	937,394
5.00%, 01/15/28 (Call 10/02/23)	573	551,383
5.20%, 07/01/27 (Call 06/01/27)	1,295	1,282,120
5.50%, 03/01/30 (Call 03/01/25)	1,084	1,039,139
6.13%, 03/15/33 (Call 12/15/32)	685	697,476
6.25%, 07/01/52 (Call 01/01/52)	823	790,310
6.50%, 07/15/27 (Call 10/02/23)	933	937,805
6.50%, 02/15/53 (Call 08/15/52)	785	785,397
6.88%, 01/15/29 (Call 01/15/24)(a)	665	674,130
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	1,086	1,024,617
4.38%, 03/13/25 (Call 12/13/24)	728	708,693
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	871	745,601
7.00%, 03/15/27	285	296,618
7.00%, 10/15/28	828	877,031
7.63%, 04/01/37	285	327,654
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	740	683,320
4.15%, 01/15/48 (Call 07/15/47)(b)	575	440,048
7.00%, 07/15/32	689	761,270
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,060	1,074,541
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	380	360,377
2.50%, 10/12/31 (Call 07/12/31)(a)	1,435	1,143,391
4.10%, 04/15/30 (Call 01/15/30)(a)	1,276	1,168,858
4.25%, 05/15/28 (Call 02/15/28)	1,685	1,604,175
4.63%, 03/01/34 (Call 12/01/33)	925	836,718
4.75%, 05/15/38 (Call 11/15/37)	240	209,945
4.88%, 01/15/26 (Call 10/15/25)	2,217	2,189,429
4.88%, 05/15/48 (Call 11/15/47)	1,172	995,499
5.00%, 10/16/43 (Call 04/16/43)	1,033	894,590
5.10%, 03/15/49 (Call 09/15/48)(a)	1,189	1,043,979
5.60%, 03/31/34	530	514,299
5.85%, 03/15/36	1,044	1,035,102
6.10%, 06/01/40(a)	985	992,266
6.20%, 03/09/26 (Call 03/09/24)	470	470,473
6.20%, 10/15/37(a)	1,785	1,813,319
7.25%, 08/15/38	1,000	1,113,408
7.63%, 01/15/39(a)	1,260	1,427,400
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(d)	1,412	1,228,440
5.50%, 09/15/79 (Call 09/15/29), (1-day SOFR + 4.416%)(d)	1,059	889,581

Security	Par (000)	Value

Pipelines (continued)
5.60%, 03/07/82 (Call 12/07/31), (5-year CMT + 3.986%)(d)	$970	$808,330
5.63%, 05/20/75 (Call 05/20/25), (3-mo. LIBOR US + 3.528%)(a)(d)	484	454,215
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(d)	866	798,584
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	901	794,135
3.95%, 05/15/50 (Call 11/15/49)	455	339,890
4.00%, 03/15/28 (Call 12/15/27)	823	776,414
4.45%, 08/01/42 (Call 02/01/42)	476	395,961
4.60%, 03/15/48 (Call 09/15/47)(a)	861	718,501
5.40%, 08/15/41 (Call 02/15/41)	600	560,834
7.85%, 02/01/26 (Call 11/01/25)	1,570	1,640,883
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	190	180,709
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	959	923,100
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	225	217,119
4.05%, 02/01/30 (Call 11/01/29)	800	713,604
4.50%, 03/01/28 (Call 12/01/27)	150	141,154
4.65%, 07/01/26 (Call 04/01/26)	195	188,595
4.75%, 08/15/28 (Call 05/15/28)	865	818,856
5.25%, 02/01/50 (Call 08/01/49)	1,240	1,003,557
5.30%, 03/01/48 (Call 09/01/47)	895	733,719
5.45%, 04/01/44 (Call 10/01/43)	795	667,853
5.50%, 08/15/48 (Call 02/15/48)	490	407,605
6.15%, 04/01/33 (Call 01/01/33)	330	328,352
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,595	1,308,977
3.50%, 11/15/30 (Call 08/15/30)	1,007	891,933
3.50%, 10/15/51 (Call 04/15/51)(a)	855	573,808
3.75%, 06/15/27 (Call 03/15/27)	1,707	1,606,836
3.90%, 01/15/25 (Call 10/15/24)	1,136	1,107,879
4.00%, 09/15/25 (Call 06/15/25)	1,127	1,091,431
4.65%, 08/15/32 (Call 05/15/32)	1,260	1,183,182
4.85%, 03/01/48 (Call 09/01/47)	941	800,990
4.90%, 01/15/45 (Call 07/15/44)	497	424,004
5.10%, 09/15/45 (Call 03/15/45)	1,239	1,091,533
5.30%, 08/15/28 (Call 07/15/28)	1,015	1,009,837
5.30%, 08/15/52 (Call 02/15/52)	680	612,264
5.40%, 03/02/26	385	384,387
5.40%, 03/04/44 (Call 09/04/43)	721	649,908
5.65%, 03/15/33 (Call 12/15/32)	700	703,898
5.75%, 06/24/44 (Call 12/24/43)	815	771,233
5.80%, 11/15/43 (Call 05/15/43)	535	513,024
6.30%, 04/15/40	1,462	1,498,359
7.75%, 06/15/31(a)	467	511,823
8.75%, 03/15/32	613	717,138
Series A, 7.50%, 01/15/31	447	489,499

		314,366,397

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	859	704,278
4.40%, 05/27/26 (Call 02/27/26)(b)	805	770,817
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	930	895,054
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	590	495,711
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	535	460,410

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity (continued)
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	$923	$831,957
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	753	655,690
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	858	741,628
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	1,248	1,129,513
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	823	550,216
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	1,230	812,411
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(b)	155	97,716

		8,145,401

Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	914	888,562
7.38%, 03/01/33(a)	200	216,304
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	762	612,001
4.88%, 03/01/26 (Call 12/01/25)	1,126	1,101,511
5.95%, 08/15/34 (Call 05/15/34)	480	474,782
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	280	230,452
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	552	413,683
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	1,139	1,057,072
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32 (Call 10/21/31)(b)	375	306,949
3.95%, 01/24/29 (Call 10/24/28)(b)	190	179,476
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,255	987,391
3.88%, 03/20/27 (Call 12/20/26)(b)	1,560	1,443,919
4.13%, 02/01/29 (Call 11/01/28)(b)	1,595	1,444,991

		9,357,093

Real Estate Investment Trusts — 3.3%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	735	616,878
2.60%, 06/15/33 (Call 03/15/33)(a)	540	410,366
2.90%, 10/01/30 (Call 07/01/30)	185	153,478
4.80%, 10/01/32 (Call 07/01/32)	580	533,893
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,136	838,245
2.00%, 05/18/32 (Call 02/18/32)	1,030	780,907
2.75%, 12/15/29 (Call 09/15/29)	400	339,247
2.95%, 03/15/34 (Call 12/15/33)	750	593,585
3.00%, 05/18/51 (Call 11/18/50)	992	599,080
3.38%, 08/15/31 (Call 05/15/31)	1,032	891,043
3.45%, 04/30/25 (Call 02/28/25)	566	546,233
3.55%, 03/15/52 (Call 09/15/51)	1,245	849,605
3.80%, 04/15/26 (Call 02/15/26)(a)	486	466,197
3.95%, 01/15/27 (Call 10/15/26)	370	350,117
3.95%, 01/15/28 (Call 10/15/27)	300	281,336
4.00%, 02/01/50 (Call 08/01/49)	873	654,245
4.30%, 01/15/26 (Call 10/15/25)	485	469,831
4.50%, 07/30/29 (Call 04/30/29)(a)	297	281,385
4.70%, 07/01/30 (Call 04/01/30)	551	521,756
4.75%, 04/15/35 (Call 01/15/35)(a)	440	406,957

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.85%, 04/15/49 (Call 10/15/48)	$324	$264,349
4.90%, 12/15/30 (Call 09/15/30)	852	824,674
5.15%, 04/15/53 (Call 10/15/52)	555	494,212
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	864	670,761
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	391	309,604
3.38%, 07/15/51 (Call 01/15/51)	575	367,320
3.63%, 04/15/32 (Call 01/15/32)	500	428,363
4.25%, 02/15/28 (Call 11/15/27)	965	912,969
4.30%, 04/15/52 (Call 10/15/51)	155	119,747
4.90%, 02/15/29 (Call 11/15/28)	732	704,272
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	789	723,658
1.45%, 09/15/26 (Call 08/15/26)	884	783,291
1.50%, 01/31/28 (Call 11/30/27)	796	668,458
1.60%, 04/15/26 (Call 03/15/26)	1,081	976,201
1.88%, 10/15/30 (Call 07/15/30)	1,249	971,829
2.10%, 06/15/30 (Call 03/15/30)	948	756,360
2.30%, 09/15/31 (Call 06/15/31)	1,246	974,177
2.40%, 03/15/25 (Call 02/15/25)	836	793,402
2.70%, 04/15/31 (Call 01/15/31)	1,242	1,015,432
2.75%, 01/15/27 (Call 11/15/26)	1,092	998,126
2.90%, 01/15/30 (Call 10/15/29)	987	840,799
2.95%, 01/15/25 (Call 12/15/24)	691	664,224
2.95%, 01/15/51 (Call 07/15/50)(a)	1,236	748,111
3.10%, 06/15/50 (Call 12/15/49)	1,395	870,430
3.13%, 01/15/27 (Call 10/15/26)	663	610,595
3.38%, 10/15/26 (Call 07/15/26)	1,128	1,056,650
3.55%, 07/15/27 (Call 04/15/27)	992	919,827
3.60%, 01/15/28 (Call 10/15/27)	1,009	931,256
3.65%, 03/15/27 (Call 02/15/27)	955	896,520
3.70%, 10/15/49 (Call 04/15/49)(a)	878	611,509
3.80%, 08/15/29 (Call 05/15/29)	1,786	1,624,282
3.95%, 03/15/29 (Call 12/15/28)	853	784,819
4.00%, 06/01/25 (Call 03/01/25)	1,075	1,042,628
4.05%, 03/15/32 (Call 12/15/31)(a)	480	428,101
4.40%, 02/15/26 (Call 11/15/25)	752	731,753
5.25%, 07/15/28 (Call 06/15/28)	610	600,730
5.50%, 03/15/28 (Call 02/15/28)	915	910,155
5.55%, 07/15/33 (Call 04/15/33)	505	499,889
5.65%, 03/15/33 (Call 12/15/32)	1,030	1,025,957
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	345	294,882
2.05%, 01/15/32 (Call 10/15/31)(a)	920	737,331
2.30%, 03/01/30 (Call 12/01/29)	880	734,829
2.45%, 01/15/31 (Call 10/17/30)	545	452,872
2.90%, 10/15/26 (Call 07/15/26)(a)	640	593,935
2.95%, 05/11/26 (Call 02/11/26)(a)	1,053	992,254
3.20%, 01/15/28 (Call 10/15/27)	821	757,106
3.30%, 06/01/29 (Call 03/01/29)	568	513,231
3.35%, 05/15/27 (Call 02/15/27)	327	305,720
3.45%, 06/01/25 (Call 03/03/25)(a)	602	582,294
3.50%, 11/15/24 (Call 08/15/24)	429	419,125
3.50%, 11/15/25 (Call 08/15/25)	600	574,255
3.90%, 10/15/46 (Call 04/15/46)	372	281,136
4.15%, 07/01/47 (Call 01/01/47)(a)	309	246,156
4.35%, 04/15/48 (Call 10/18/47)(a)	267	215,746
5.00%, 02/15/33 (Call 11/15/32)(a)	235	232,812

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	$967	$684,561
2.55%, 04/01/32 (Call 01/01/32)(a)	1,396	1,046,202
2.75%, 10/01/26 (Call 07/01/26)	1,131	1,019,831
2.90%, 03/15/30 (Call 12/15/29)	960	781,301
3.20%, 01/15/25 (Call 10/15/24)(a)	390	373,984
3.25%, 01/30/31 (Call 10/30/30)	1,157	941,880
3.40%, 06/21/29 (Call 03/21/29)	880	752,758
3.65%, 02/01/26 (Call 11/03/25)	1,941	1,828,255
4.50%, 12/01/28 (Call 09/01/28)	979	903,380
6.50%, 01/15/34 (Call 10/15/33)(a)	255	254,120
6.75%, 12/01/27 (Call 11/01/27)	640	653,656
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	600	493,887
4.10%, 10/01/24 (Call 07/01/24)	578	551,860
4.55%, 10/01/29 (Call 07/01/29)(a)	329	257,081
7.55%, 03/15/28 (Call 02/15/28)	370	346,934
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	285	242,180
2.50%, 08/16/31 (Call 05/16/31)	390	306,745
3.85%, 02/01/25 (Call 11/01/24)	494	476,520
3.90%, 03/15/27 (Call 12/15/26)	817	760,815
4.05%, 07/01/30 (Call 04/01/30)(a)	1,293	1,168,110
4.13%, 06/15/26 (Call 03/15/26)	505	479,248
4.13%, 05/15/29 (Call 02/15/29)	595	541,231
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	705	509,203
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	1,357	1,177,941
3.15%, 07/01/29 (Call 04/01/29)	544	488,916
3.35%, 11/01/49 (Call 05/01/49)(a)	417	295,536
3.50%, 09/15/24 (Call 06/15/24)	350	341,416
4.10%, 10/15/28 (Call 07/15/28)	450	427,969
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	440	346,477
2.25%, 03/15/26 (Call 02/15/26)(a)	475	429,000
2.75%, 04/15/31 (Call 01/15/31)	480	369,952
2.90%, 12/01/33 (Call 09/01/33)(a)	705	509,222
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,820	1,226,518
3.25%, 01/15/51 (Call 07/15/50)(a)	837	543,299
4.75%, 05/15/47 (Call 11/15/46)	326	268,899
4.80%, 09/01/28	750	728,095
5.00%, 01/11/28 (Call 12/11/27)(a)	650	638,099
5.10%, 05/01/33	600	577,373
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,362	1,203,948
1.35%, 07/15/25 (Call 06/15/25)	639	589,829
2.10%, 04/01/31 (Call 01/01/31)	1,662	1,310,294
2.25%, 01/15/31 (Call 10/15/30)	1,191	956,223
2.50%, 07/15/31 (Call 04/15/31)	666	536,700
2.90%, 03/15/27 (Call 02/15/27)	1,105	1,014,351
3.10%, 11/15/29 (Call 08/15/29)	833	724,967
3.20%, 09/01/24 (Call 07/01/24)	697	678,999
3.30%, 07/01/30 (Call 04/01/30)	1,060	919,728
3.65%, 09/01/27 (Call 06/01/27)	1,515	1,411,362
3.70%, 06/15/26 (Call 03/15/26)	1,158	1,102,490
3.80%, 02/15/28 (Call 11/15/27)	1,475	1,371,860
4.00%, 03/01/27 (Call 12/01/26)	942	894,218
4.00%, 11/15/49 (Call 05/15/49)	502	370,530

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 07/01/50 (Call 01/01/50)	$833	$628,669
4.30%, 02/15/29 (Call 11/15/28)	772	724,984
4.45%, 02/15/26 (Call 11/15/25)	1,280	1,246,622
5.20%, 02/15/49 (Call 08/15/48)	448	398,149
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	420	326,326
2.25%, 12/15/28 (Call 10/15/28)	657	556,369
2.50%, 02/15/32 (Call 11/15/31)	620	488,823
3.00%, 02/15/30 (Call 11/15/29)(a)	531	452,869
3.13%, 09/01/26 (Call 06/01/26)	707	651,581
4.00%, 11/15/25 (Call 08/15/25)	611	584,313
4.38%, 02/15/29 (Call 11/15/28)(a)	495	463,292
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	1,021	920,712
3.70%, 08/15/27 (Call 05/15/27)	1,377	1,282,948
4.45%, 07/15/28 (Call 04/15/28)(a)	965	912,665
5.55%, 01/15/28 (Call 12/15/27)(a)	1,070	1,067,075
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	135	103,349
3.75%, 08/15/29 (Call 05/15/29)	400	326,185
4.50%, 04/01/25 (Call 01/01/25)(a)	200	191,664
4.50%, 06/01/27 (Call 03/01/27)	300	270,212
4.75%, 12/15/26 (Call 09/15/26)	300	275,611
4.95%, 04/15/28 (Call 01/15/28)	300	268,775
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,209	1,102,479
1.25%, 07/15/25 (Call 06/15/25)	672	619,763
1.45%, 05/15/26 (Call 04/15/26)	580	521,277
1.55%, 03/15/28 (Call 01/15/28)	861	727,738
1.80%, 07/15/27 (Call 05/15/27)	930	812,192
2.00%, 05/15/28 (Call 03/15/28)	770	657,781
2.15%, 07/15/30 (Call 04/15/30)(a)	1,130	911,762
2.50%, 05/15/31 (Call 02/15/31)	1,611	1,305,035
2.63%, 11/18/24 (Call 10/18/24)	889	856,634
2.90%, 11/18/26 (Call 09/18/26)	1,182	1,092,347
2.95%, 09/15/51 (Call 03/15/51)	749	466,117
3.00%, 07/15/50 (Call 01/15/50)(a)	731	460,143
3.20%, 11/18/29 (Call 08/18/29)	1,774	1,554,108
3.40%, 02/15/52 (Call 08/15/51)	502	340,037
3.90%, 04/15/32 (Call 01/15/32)	880	783,237
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	735	575,069
2.50%, 02/15/30 (Call 11/15/29)	640	542,285
2.85%, 11/01/26 (Call 08/01/26)	590	550,267
3.00%, 07/01/29 (Call 04/01/29)	715	636,406
3.25%, 08/01/27 (Call 05/01/27)	260	240,006
3.38%, 06/01/25 (Call 03/01/25)	420	405,139
3.50%, 03/01/28 (Call 12/01/27)(a)	607	565,601
4.00%, 08/01/47 (Call 02/01/47)	120	91,246
4.15%, 12/01/28 (Call 09/01/28)	678	644,691
4.50%, 07/01/44 (Call 01/01/44)	839	713,112
4.50%, 06/01/45 (Call 12/01/44)	680	552,848
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	845	637,977
1.70%, 03/01/28 (Call 01/01/28)	220	186,417
2.55%, 06/15/31 (Call 03/15/31)	155	124,112
2.65%, 03/15/32 (Call 12/15/31)(a)	563	448,468
2.65%, 09/01/50 (Call 03/01/50)	420	234,632
3.00%, 01/15/30 (Call 10/15/29)	577	491,421
3.38%, 04/15/26 (Call 01/15/26)(a)	723	686,540

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 04/01/25 (Call 01/01/25)	$715	$690,870
3.63%, 05/01/27 (Call 02/01/27)(a)	471	438,819
4.00%, 03/01/29 (Call 12/01/28)	851	786,398
4.50%, 03/15/48 (Call 09/15/47)	350	273,521
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53 (Call 11/15/52)(a)	200	193,870
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	549	438,018
2.35%, 03/15/32 (Call 12/15/31)	720	560,088
2.40%, 10/15/31 (Call 07/15/31)	810	635,893
2.55%, 06/01/31 (Call 03/01/31)	345	276,762
3.50%, 07/01/26 (Call 04/01/26)	974	913,083
3.88%, 12/15/27 (Call 09/15/27)	653	608,470
3.90%, 04/01/29 (Call 02/01/29)	145	132,789
4.00%, 06/15/29 (Call 03/15/29)	662	605,904
5.50%, 07/01/30 (Call 05/01/30)(a)	325	322,273
5.70%, 04/01/28 (Call 03/01/28)(a)	190	190,835
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	607	546,352
3.20%, 06/15/29 (Call 03/15/29)(a)	310	266,809
3.25%, 07/15/27 (Call 04/15/27)	470	432,562
3.50%, 06/01/30 (Call 03/01/30)(a)	594	519,155
3.63%, 08/01/46 (Call 02/01/46)	384	250,265
4.50%, 12/01/44 (Call 06/01/44)	588	456,276
Federal Realty OP LP, 5.38%, 05/01/28	400	393,701
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	1,210	975,603
3.35%, 09/01/24 (Call 08/01/24)	340	329,721
4.00%, 01/15/30 (Call 10/15/29)	1,117	974,530
4.00%, 01/15/31 (Call 10/15/30)	833	714,522
5.25%, 06/01/25 (Call 03/01/25)	1,011	992,375
5.30%, 01/15/29 (Call 10/15/28)	760	716,606
5.38%, 04/15/26 (Call 01/15/26)	1,489	1,457,970
5.75%, 06/01/28 (Call 03/03/28)	829	805,593
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	415	339,351
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	875	794,151
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	647	498,256
2.05%, 03/15/31 (Call 12/15/30)	508	378,918
2.40%, 03/15/30 (Call 12/15/29)	375	296,508
3.50%, 08/01/26 (Call 05/01/26)	767	716,015
3.63%, 01/15/28 (Call 10/15/27)(a)	516	465,476
3.75%, 07/01/27 (Call 04/01/27)(a)	771	715,124
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	709	603,953
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	613	537,423
2.13%, 12/01/28 (Call 10/01/28)(a)	747	638,256
2.88%, 01/15/31 (Call 10/15/30)	493	412,267
3.00%, 01/15/30 (Call 10/15/29)	651	563,312
3.25%, 07/15/26 (Call 05/15/26)	1,115	1,054,579
3.40%, 02/01/25 (Call 11/01/24)(a)	303	292,902
3.50%, 07/15/29 (Call 04/15/29)	545	489,435
4.00%, 06/01/25 (Call 03/01/25)	582	566,295
6.75%, 02/01/41 (Call 08/01/40)(a)	592	614,106
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	935	903,794

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	$635	$466,866
3.05%, 02/15/30 (Call 11/15/29)	323	252,759
3.88%, 03/01/27 (Call 12/01/26)	145	133,013
4.13%, 03/15/28 (Call 12/15/27)	447	401,715
4.20%, 04/15/29 (Call 01/15/29)	729	620,107
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	705	680,504
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	609	587,350
Series H, 3.38%, 12/15/29 (Call 09/15/29)	551	468,642
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	636	542,575
Series J, 2.90%, 12/15/31 (Call 09/15/31)	765	603,198
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	569	385,431
3.95%, 11/01/27 (Call 08/01/27)	465	365,512
4.65%, 04/01/29 (Call 01/01/29)(a)	649	494,529
5.95%, 02/15/28 (Call 01/15/28)(a)	200	169,123
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	741	567,005
2.30%, 11/15/28 (Call 09/15/28)	645	548,057
2.70%, 01/15/34 (Call 10/15/33)	530	402,517
4.15%, 04/15/32 (Call 01/15/32)	650	578,499
5.45%, 08/15/30	310	303,414
5.50%, 08/15/33	630	609,683
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	443	311,933
2.65%, 11/15/33 (Call 08/15/33)(a)	595	413,117
3.05%, 02/15/30 (Call 11/15/29)	687	548,328
3.45%, 12/15/24 (Call 09/15/24)	455	438,959
4.25%, 08/15/29 (Call 05/15/29)	580	502,186
4.38%, 10/01/25 (Call 07/01/25)	490	465,831
4.75%, 12/15/28 (Call 09/15/28)(a)	450	405,339
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	428	362,442
2.25%, 12/01/31 (Call 09/01/31)	410	317,437
2.70%, 10/01/30 (Call 07/01/30)	1,023	844,013
2.80%, 10/01/26 (Call 07/01/26)	594	546,293
3.20%, 04/01/32 (Call 01/01/32)(a)	290	240,575
3.25%, 08/15/26 (Call 05/15/26)	725	672,717
3.30%, 02/01/25 (Call 12/01/24)	739	711,784
3.70%, 10/01/49 (Call 04/01/49)(a)	456	318,164
3.80%, 04/01/27 (Call 01/01/27)	555	519,052
4.13%, 12/01/46 (Call 06/01/46)	463	339,735
4.25%, 04/01/45 (Call 10/01/44)(a)	344	264,334
4.45%, 09/01/47 (Call 03/01/47)(a)	500	393,836
4.60%, 02/01/33 (Call 11/01/32)	875	804,184
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	642	586,379
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	490	470,744
4.75%, 09/15/30 (Call 06/15/30)	510	466,842
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	448	338,808
2.70%, 09/15/30 (Call 06/15/30)	760	602,235
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	893	789,240
1.70%, 02/15/31 (Call 11/15/30)	572	450,959
2.75%, 03/15/30 (Call 12/15/29)	580	500,969
2.88%, 09/15/51 (Call 03/15/51)(a)	379	237,789
3.60%, 06/01/27 (Call 03/01/27)	360	340,692

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$506	$475,010
4.00%, 11/15/25 (Call 08/15/25)	250	242,899
4.20%, 06/15/28 (Call 03/15/28)	640	608,397
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	644	487,861
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	674	557,288
3.00%, 04/15/52 (Call 10/15/51)	175	106,018
3.10%, 04/15/50 (Call 10/15/49)(a)	278	170,436
3.50%, 10/15/27 (Call 07/15/27)(a)	365	335,334
3.50%, 04/15/51 (Call 10/15/50)	450	303,213
3.60%, 12/15/26 (Call 09/15/26)(a)	516	481,383
4.00%, 11/15/25 (Call 08/15/25)	442	425,671
4.30%, 10/15/28 (Call 07/15/28)(a)	197	184,833
4.80%, 10/15/48 (Call 04/15/48)(a)	742	608,110
5.60%, 10/15/33 (Call 07/15/33)	475	465,464
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	505	495,040
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	705	526,190
3.38%, 02/01/31 (Call 11/01/30)(a)	1,028	830,325
3.63%, 10/01/29 (Call 07/01/29)	873	739,724
4.50%, 01/15/25 (Call 10/15/24)	592	577,262
4.50%, 04/01/27 (Call 01/01/27)	320	302,678
4.75%, 01/15/28 (Call 10/15/27)(a)	855	802,916
5.25%, 01/15/26 (Call 10/15/25)(a)	1,000	983,219
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)(a)	665	498,107
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	716	556,202
3.95%, 01/15/28 (Call 10/15/27)	392	359,026
4.30%, 03/15/27 (Call 12/15/26)	748	714,272
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	427	288,404
3.15%, 08/15/30 (Call 05/15/30)(a)	346	249,571
9.25%, 07/20/28 (Call 06/20/28)	115	117,625
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	523	402,662
1.63%, 03/15/31 (Call 12/15/30)	407	316,377
1.75%, 07/01/30 (Call 04/01/30)	510	407,206
1.75%, 02/01/31 (Call 11/01/30)(a)	330	260,328
2.13%, 04/15/27 (Call 02/15/27)	571	514,216
2.13%, 10/15/50 (Call 04/15/50)	496	267,615
2.25%, 04/15/30 (Call 01/15/30)	1,261	1,058,155
2.25%, 01/15/32 (Call 10/15/31)(a)	780	625,794
2.88%, 11/15/29 (Call 08/15/29)	448	392,391
3.00%, 04/15/50 (Call 10/15/49)	536	352,340
3.05%, 03/01/50 (Call 09/01/49)	537	355,751
3.25%, 06/30/26 (Call 03/30/26)(a)	750	711,031
3.25%, 10/01/26 (Call 07/01/26)(a)	563	531,814
3.38%, 12/15/27 (Call 09/15/27)	674	628,094
3.88%, 09/15/28 (Call 06/15/28)	521	491,986
4.00%, 09/15/28 (Call 06/15/28)	584	555,444
4.38%, 02/01/29 (Call 11/01/28)(a)	424	406,682
4.38%, 09/15/48 (Call 03/15/48)	395	326,832
4.63%, 01/15/33 (Call 10/15/32)	450	431,715
4.75%, 06/15/33 (Call 03/15/33)	1,150	1,102,113
4.88%, 06/15/28 (Call 05/15/28)	575	569,042
5.13%, 01/15/34 (Call 10/15/33)	775	762,916
5.25%, 06/15/53 (Call 12/15/52)	1,065	1,015,628

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	$1,111	$1,001,376
1.50%, 11/09/26 (Call 10/09/26)(a)	1,047	942,316
1.85%, 05/01/28 (Call 03/01/28)	857	743,617
1.95%, 11/09/28 (Call 09/09/28)	695	597,555
2.25%, 11/09/31 (Call 08/09/31)(a)	595	481,321
2.30%, 05/01/31 (Call 02/01/31)	735	604,670
3.09%, 09/15/27 (Call 06/15/27)	731	682,131
3.39%, 05/01/29 (Call 02/01/29)	720	661,343
5.10%, 08/01/33 (Call 05/01/33)	145	143,768
5.13%, 01/15/29 (Call 12/15/28)	625	624,140
5.35%, 08/01/53 (Call 02/01/53)	450	439,879
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	757	605,000
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	625	555,827
1.80%, 03/15/33 (Call 12/15/32)(a)	495	362,091
2.20%, 06/15/28 (Call 04/15/28)	807	700,374
2.85%, 12/15/32 (Call 09/15/32)	767	621,634
3.00%, 01/15/27 (Call 10/15/26)	1,072	996,658
3.10%, 12/15/29 (Call 09/15/29)	790	697,578
3.25%, 06/15/29 (Call 03/15/29)(a)	516	465,822
3.25%, 01/15/31 (Call 10/15/30)	1,085	938,230
3.40%, 01/15/28 (Call 11/15/27)	723	670,559
3.65%, 01/15/28 (Call 10/15/27)	667	623,756
3.88%, 04/15/25 (Call 02/15/25)	648	630,875
3.95%, 08/15/27 (Call 05/15/27)	653	622,663
4.13%, 10/15/26 (Call 07/15/26)(a)	634	612,703
4.63%, 11/01/25 (Call 09/01/25)	1,068	1,050,652
4.65%, 03/15/47 (Call 09/15/46)	541	469,751
4.70%, 12/15/28 (Call 11/15/28)	575	558,013
4.85%, 03/15/30 (Call 01/15/30)	870	842,341
4.88%, 06/01/26 (Call 03/01/26)	810	800,309
4.90%, 07/15/33 (Call 04/15/33)(a)	840	797,632
5.05%, 01/13/26 (Call 01/13/24)	90	89,540
5.63%, 10/13/32 (Call 07/13/32)(a)	545	544,792
5.88%, 03/15/35(a)	200	196,791
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	731	631,668
3.60%, 02/01/27 (Call 11/01/26)	513	483,544
3.70%, 06/15/30 (Call 03/15/30)(a)	463	415,019
3.90%, 11/01/25 (Call 08/01/25)	620	589,308
4.13%, 03/15/28 (Call 12/15/27)	607	569,802
4.40%, 02/01/47 (Call 08/01/46)	508	396,127
4.65%, 03/15/49 (Call 09/15/48)	190	153,963
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24 (Call 09/15/24)(a)	155	150,463
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	609	474,975
2.15%, 09/01/31 (Call 06/01/31)	640	494,071
5.00%, 06/15/28 (Call 05/15/28)	430	417,366
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	720	549,934
3.90%, 10/15/29 (Call 07/15/29)(a)	647	546,690
5.13%, 08/15/26 (Call 05/15/26)	891	862,026
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	510	392,797
2.85%, 01/15/32 (Call 08/15/31)(a)	385	293,068
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	991	937,688
3.50%, 02/12/25 (Call 11/14/24)(b)	909	877,738

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	$1,251	$1,194,639
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	895	841,776
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	995	927,768
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(b)(d)	1,366	1,227,693
5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(b)(d)	464	388,364
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	780	687,787
1.75%, 02/01/28 (Call 11/01/27)	850	729,439
2.20%, 02/01/31 (Call 11/01/30)(a)	795	633,347
2.25%, 01/15/32 (Call 10/15/31)	1,040	805,670
2.45%, 09/13/29 (Call 06/13/29)	1,439	1,217,951
2.65%, 07/15/30 (Call 04/15/30)(a)	1,189	1,002,767
2.65%, 02/01/32 (Call 12/01/31)(a)	796	639,331
3.25%, 11/30/26 (Call 08/30/26)(a)	769	721,015
3.25%, 09/13/49 (Call 03/13/49)(a)	1,332	870,284
3.30%, 01/15/26 (Call 10/15/25)	1,215	1,158,090
3.38%, 10/01/24 (Call 07/01/24)(a)	934	910,697
3.38%, 06/15/27 (Call 03/15/27)	944	880,470
3.38%, 12/01/27 (Call 09/01/27)(a)	1,297	1,199,962
3.50%, 09/01/25 (Call 06/01/25)	1,442	1,389,121
3.80%, 07/15/50 (Call 01/15/50)	1,132	817,535
4.25%, 10/01/44 (Call 04/01/44)	386	302,159
4.25%, 11/30/46 (Call 05/30/46)	400	307,743
4.75%, 03/15/42 (Call 09/15/41)	423	359,199
5.50%, 03/08/33 (Call 12/08/32)(a)	880	865,793
5.85%, 03/08/53 (Call 09/03/52)	735	720,491
6.75%, 02/01/40 (Call 11/01/39)(a)	1,029	1,104,511
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	738	702,152
4.25%, 02/01/26 (Call 11/01/25)	318	297,732
4.70%, 06/01/27 (Call 03/01/27)	817	767,190
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	385	328,295
2.70%, 02/15/32 (Call 11/15/31)(a)	421	330,002
3.20%, 01/15/27 (Call 11/15/26)	635	578,381
3.20%, 02/15/31 (Call 11/15/30)	625	515,234
3.40%, 01/15/30 (Call 10/15/29)	506	434,555
4.00%, 07/15/29 (Call 04/15/29)	746	670,591
4.45%, 09/15/26 (Call 06/15/26)(a)	572	545,026
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	450	318,375
2.75%, 11/18/30 (Call 08/18/30)(a)	700	513,528
4.50%, 03/15/28 (Call 12/15/27)(a)	575	513,984
4.63%, 03/15/29 (Call 12/15/28)	571	491,461
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	560	470,799
2.70%, 07/15/31 (Call 04/15/31)	958	760,637
4.20%, 04/15/32 (Call 01/15/32)	655	575,990
5.70%, 01/15/33 (Call 10/15/32)(a)	690	672,269
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	615	457,504
3.13%, 09/01/26 (Call 06/01/26)	626	568,078
3.88%, 07/15/27 (Call 04/15/27)	425	379,402
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)(b)	430	375,544
5.25%, 12/15/24 (Call 09/15/24)(b)	100	98,416
6.39%, 01/15/50 (Call 07/15/49)(b)	650	523,654

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.95%, 01/30/44 (Call 07/30/43)(b)	$605	$526,585
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	558	407,105
2.10%, 08/01/32 (Call 05/01/32)(a)	425	318,788
2.10%, 06/15/33 (Call 03/15/33)(a)	370	271,734
2.95%, 09/01/26 (Call 06/01/26)	452	416,526
3.00%, 08/15/31 (Call 05/15/31)(a)	843	707,458
3.10%, 11/01/34 (Call 08/01/34)(a)	423	333,447
3.20%, 01/15/30 (Call 10/15/29)	642	565,355
3.50%, 07/01/27 (Call 04/01/27)	275	256,344
3.50%, 01/15/28 (Call 10/15/27)	643	588,396
4.40%, 01/26/29 (Call 10/26/28)	363	339,229
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	500	394,249
2.65%, 01/15/25 (Call 12/15/24)	655	623,984
3.00%, 01/15/30 (Call 10/15/29)	599	510,343
3.25%, 10/15/26 (Call 07/15/26)	526	486,426
3.50%, 02/01/25 (Call 11/01/24)	733	705,025
3.85%, 04/01/27 (Call 01/01/27)	620	580,842
4.00%, 03/01/28 (Call 12/01/27)	575	534,151
4.13%, 01/15/26 (Call 10/15/25)	1,028	988,629
4.38%, 02/01/45 (Call 08/01/44)(a)	295	225,840
4.40%, 01/15/29 (Call 10/15/28)(a)	920	863,775
4.75%, 11/15/30 (Call 08/15/30)(a)	616	577,689
4.88%, 04/15/49 (Call 10/15/48)	351	287,087
5.70%, 09/30/43 (Call 03/30/43)	406	370,794
VICI Properties LP
4.38%, 05/15/25	160	155,554
4.75%, 02/15/28 (Call 01/15/28)(a)	1,525	1,450,179
4.95%, 02/15/30 (Call 12/15/29)(a)	1,245	1,171,047
5.13%, 05/15/32 (Call 02/15/32)(a)	2,000	1,853,638
5.63%, 05/15/52 (Call 11/15/51)	1,005	884,225
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 10/02/23)(a)(b)	640	613,086
3.75%, 02/15/27 (Call 10/02/23)(a)(b)	1,120	1,028,186
3.88%, 02/15/29 (Call 11/15/28)(b)	1,057	933,236
4.13%, 08/15/30 (Call 02/15/25)(b)	1,280	1,120,750
4.25%, 12/01/26 (Call 10/02/23)(a)(b)	1,575	1,483,766
4.50%, 09/01/26 (Call 06/01/26)(b)	750	709,890
4.50%, 01/15/28 (Call 10/15/27)(b)	475	440,791
4.63%, 06/15/25 (Call 03/15/25)(b)	575	556,503
4.63%, 12/01/29 (Call 12/01/24)(b)	1,170	1,056,920
5.75%, 02/01/27 (Call 11/01/26)(b)	690	676,239
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	358	309,449
3.40%, 06/01/31 (Call 03/01/31)	380	280,423
3.50%, 01/15/25 (Call 11/15/24)	765	725,854
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	1,090	944,321
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	595	485,874
4.13%, 09/20/28 (Call 06/20/28)(b)	611	525,364
4.63%, 09/20/48 (Call 03/20/48)(b)	682	447,460
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	1,054	1,004,727
4.75%, 09/17/44 (Call 03/17/44)(b)	540	367,320
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)(a)	615	497,226
3.85%, 06/15/32 (Call 03/15/32)	525	461,355
4.00%, 06/01/25 (Call 03/01/25)	1,058	1,025,267

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.13%, 03/15/43 (Call 09/15/42)(a)	$500	$422,235
6.50%, 03/15/41 (Call 09/15/40)	515	526,999
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	660	553,056
2.70%, 02/15/27 (Call 12/15/26)	808	741,145
2.75%, 01/15/31 (Call 10/15/30)	818	674,884
2.80%, 06/01/31 (Call 03/01/31)	825	680,514
3.10%, 01/15/30 (Call 10/15/29)	419	364,085
4.13%, 03/15/29 (Call 12/15/28)	909	843,819
4.25%, 04/01/26 (Call 01/01/26)	1,005	973,001
4.25%, 04/15/28 (Call 01/15/28)	707	669,380
4.95%, 09/01/48 (Call 03/01/48)(a)	400	348,203
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)(a)	370	314,859
4.00%, 11/15/29 (Call 08/15/29)	957	883,137
4.00%, 04/15/30 (Call 01/15/30)(a)	1,082	988,729
4.00%, 03/09/52 (Call 09/09/51)	720	558,768
4.75%, 05/15/26	975	959,843
6.88%, 12/15/33(a)	660	716,679
6.95%, 10/01/27(a)	315	334,003
7.38%, 03/15/32	909	1,023,001
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	779	578,661
2.40%, 02/01/31 (Call 11/01/30)(a)	379	302,922
2.45%, 02/01/32 (Call 11/01/31)(a)	305	237,506
3.85%, 07/15/29 (Call 04/15/29)(a)	730	657,213
4.00%, 02/01/25 (Call 11/01/24)	630	613,340
4.25%, 10/01/26 (Call 07/01/26)	606	582,387

		307,764,495

Retail — 2.5%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	2,009	1,803,970
1.30%, 02/10/28 (Call 12/10/27)(b)	1,830	1,548,686
1.80%, 02/10/31 (Call 11/10/30)(a)(b)	2,270	1,780,364
2.50%, 02/10/41 (Call 08/10/40)(b)	1,137	735,406
2.80%, 02/10/51 (Call 08/02/50)(b)	1,641	1,000,022
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	630	531,490
3.50%, 03/15/32 (Call 12/15/31)(a)	674	544,496
3.90%, 04/15/30 (Call 01/15/30)(a)	878	760,413
5.90%, 03/09/26(a)	145	143,690
5.95%, 03/09/28 (Call 02/09/28)(a)	445	440,057
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	1,124	956,050
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	1,095	764,294
3.55%, 07/26/27 (Call 04/26/27)(b)	1,153	1,077,116
3.63%, 05/13/51 (Call 11/13/50)(b)	335	220,633
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	393	271,940
4.50%, 07/26/47 (Call 01/26/47)(b)	900	696,189
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	410	339,650
2.40%, 08/01/31 (Call 05/01/31)	589	454,047
3.50%, 11/15/24 (Call 09/15/24)	540	523,036
3.80%, 11/15/27 (Call 08/15/27)	720	661,794
3.85%, 03/01/32 (Call 12/01/31)(a)	965	816,974
4.50%, 10/01/25 (Call 07/01/25)	980	948,705
4.75%, 06/01/30 (Call 03/01/30)(a)	705	656,615
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	711	552,180
3.13%, 04/21/26 (Call 01/21/26)	875	830,409

Security	Par (000)	Value

Retail (continued)
3.25%, 04/15/25 (Call 01/15/25)	$651	$627,803
3.63%, 04/15/25 (Call 03/15/25)	763	740,107
3.75%, 06/01/27 (Call 03/01/27)	978	930,050
3.75%, 04/18/29 (Call 01/18/29)(a)	779	717,883
4.00%, 04/15/30 (Call 01/15/30)(a)	725	670,842
4.50%, 02/01/28 (Call 01/01/28)	965	938,953
4.75%, 08/01/32 (Call 05/01/32)(a)	740	707,822
4.75%, 02/01/33 (Call 11/01/32)(a)	725	687,252
5.05%, 07/15/26	430	426,866
5.20%, 08/01/33 (Call 05/01/33)	725	708,062
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,147	919,123
4.45%, 10/01/28 (Call 07/01/28)(a)	1,062	1,026,483
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	550	392,989
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	265	196,842
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,690	1,494,068
1.60%, 04/20/30 (Call 01/20/30)	2,344	1,933,751
1.75%, 04/20/32 (Call 01/20/32)	1,174	933,739
3.00%, 05/18/27 (Call 02/18/27)	1,511	1,426,872
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,200	1,137,900
4.55%, 02/15/48 (Call 08/15/47)(a)	256	208,301
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	1,175	936,634
4.10%, 01/15/52 (Call 07/15/51)(a)	1,105	717,686
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	1,661	1,476,230
3.88%, 04/15/27 (Call 01/15/27)	957	913,746
4.13%, 05/01/28 (Call 02/01/28)	931	887,305
4.13%, 04/03/50 (Call 10/03/49)	755	559,334
4.15%, 11/01/25 (Call 08/01/25)	1,094	1,062,702
4.63%, 11/01/27 (Call 10/01/27)(a)	565	550,301
5.00%, 11/01/32 (Call 08/01/32)(a)	460	438,006
5.20%, 07/05/28 (Call 06/05/28)	626	619,522
5.45%, 07/05/33 (Call 04/05/33)(a)	652	632,628
5.50%, 11/01/52 (Call 05/01/52)	465	421,342
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	1,295	1,045,825
3.38%, 12/01/51 (Call 06/01/51)	620	399,686
4.00%, 05/15/25 (Call 03/15/25)	1,484	1,439,707
4.20%, 05/15/28 (Call 02/15/28)	1,956	1,856,137
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)(b)	400	309,320
Genuine Parts Co.
1.75%, 02/01/25 (Call 09/11/23)	827	781,783
1.88%, 11/01/30 (Call 08/01/30)	788	617,774
2.75%, 02/01/32 (Call 11/01/31)	725	590,946
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	650	548,570
1.38%, 03/15/31 (Call 12/15/30)	1,850	1,448,327
1.50%, 09/15/28 (Call 07/15/28)(a)	1,087	928,404
1.88%, 09/15/31 (Call 06/15/31)	1,320	1,061,694
2.13%, 09/15/26 (Call 06/15/26)	1,373	1,266,582
2.38%, 03/15/51 (Call 09/15/50)	1,540	917,031
2.50%, 04/15/27 (Call 02/15/27)	940	868,746
2.70%, 04/15/25 (Call 03/15/25)	485	465,836
2.70%, 04/15/30 (Call 01/15/30)	1,868	1,640,152
2.75%, 09/15/51 (Call 03/15/51)	1,125	725,315

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.80%, 09/14/27 (Call 06/14/27)	$1,335	$1,240,639
2.88%, 04/15/27 (Call 03/15/27)	1,057	991,853
2.95%, 06/15/29 (Call 03/15/29)(a)	2,387	2,167,881
3.00%, 04/01/26 (Call 01/01/26)	1,704	1,628,753
3.13%, 12/15/49 (Call 06/15/49)	1,498	1,049,192
3.25%, 04/15/32 (Call 01/15/32)(a)	1,715	1,523,902
3.30%, 04/15/40 (Call 10/15/39)	1,141	899,245
3.35%, 09/15/25 (Call 06/15/25)	1,553	1,499,570
3.35%, 04/15/50 (Call 10/15/49)	1,690	1,237,164
3.50%, 09/15/56 (Call 03/15/56)	940	689,598
3.63%, 04/15/52 (Call 10/15/51)(a)	1,760	1,340,172
3.90%, 12/06/28 (Call 09/06/28)	1,367	1,313,958
3.90%, 06/15/47 (Call 12/15/46)	1,184	963,623
4.00%, 09/15/25 (Call 08/15/25)	635	621,754
4.20%, 04/01/43 (Call 10/01/42)	1,233	1,074,981
4.25%, 04/01/46 (Call 10/01/45)	1,854	1,589,638
4.40%, 03/15/45 (Call 09/15/44)	1,180	1,032,434
4.50%, 09/15/32 (Call 06/15/32)(a)	830	810,604
4.50%, 12/06/48 (Call 06/06/48)	1,555	1,389,621
4.88%, 02/15/44 (Call 08/15/43)	929	876,933
4.95%, 09/15/52 (Call 03/15/52)(a)	780	743,538
5.40%, 09/15/40 (Call 03/15/40)	1,365	1,370,258
5.88%, 12/16/36	3,638	3,903,052
5.95%, 04/01/41 (Call 10/01/40)	1,946	2,081,174
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	1,625	1,374,303
1.70%, 09/15/28 (Call 07/15/28)	1,280	1,089,516
1.70%, 10/15/30 (Call 07/15/30)	1,120	889,270
2.50%, 04/15/26 (Call 01/15/26)	1,094	1,022,501
2.63%, 04/01/31 (Call 01/01/31)	1,865	1,563,162
2.80%, 09/15/41 (Call 03/15/41)	1,166	800,847
3.00%, 10/15/50 (Call 04/15/50)	2,297	1,457,396
3.10%, 05/03/27 (Call 02/03/27)	1,740	1,620,522
3.13%, 09/15/24 (Call 06/15/24)	424	414,161
3.35%, 04/01/27 (Call 03/01/27)(a)	1,120	1,054,013
3.38%, 09/15/25 (Call 06/15/25)	1,305	1,252,335
3.50%, 04/01/51 (Call 10/01/50)	750	514,202
3.65%, 04/05/29 (Call 01/05/29)(a)	1,807	1,678,330
3.70%, 04/15/46 (Call 10/15/45)	1,807	1,354,622
3.75%, 04/01/32 (Call 01/01/32)(a)	1,985	1,778,503
4.00%, 04/15/25 (Call 03/15/25)	1,151	1,124,825
4.05%, 05/03/47 (Call 11/03/46)	1,526	1,193,206
4.25%, 04/01/52 (Call 10/01/51)	1,970	1,558,444
4.38%, 09/15/45 (Call 03/15/45)	677	551,579
4.40%, 09/08/25	587	576,350
4.45%, 04/01/62 (Call 10/01/61)	1,165	908,565
4.50%, 04/15/30 (Call 01/15/30)	1,507	1,452,101
4.55%, 04/05/49 (Call 10/05/48)	725	604,759
4.65%, 04/15/42 (Call 10/15/41)	484	421,945
4.80%, 04/01/26 (Call 03/01/26)	755	746,252
5.00%, 04/15/33 (Call 01/15/33)(a)	910	889,097
5.00%, 04/15/40 (Call 10/15/39)	505	467,649
5.00%, 09/15/43 (Call 03/15/43)(a)	271	245,612
5.13%, 04/15/50 (Call 10/15/49)(a)	560	508,864
5.15%, 07/01/33 (Call 04/01/33)(a)	865	854,546
5.50%, 10/15/35(a)	690	694,841
5.63%, 04/15/53 (Call 10/15/52)	1,870	1,816,108
5.75%, 07/01/53 (Call 01/01/53)	360	355,836
5.80%, 10/15/36	190	192,961
5.80%, 09/15/62 (Call 03/15/62)	984	951,186

Security	Par (000)	Value

Retail (continued)
5.85%, 04/01/63 (Call 10/01/62)	$1,060	$1,036,615
6.50%, 03/15/29	550	589,505
6.88%, 02/15/28(a)	280	299,873
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	827	768,422
2.13%, 03/01/30 (Call 12/01/29)	552	465,420
2.63%, 09/01/29 (Call 06/01/29)	981	867,989
3.30%, 07/01/25 (Call 06/01/25)	1,203	1,161,842
3.38%, 05/26/25 (Call 02/26/25)	858	830,143
3.50%, 03/01/27 (Call 12/01/26)	1,089	1,036,335
3.50%, 07/01/27 (Call 05/01/27)	1,562	1,482,595
3.60%, 07/01/30 (Call 04/01/30)	824	758,088
3.63%, 05/01/43	565	441,182
3.63%, 09/01/49 (Call 03/01/49)	2,126	1,603,131
3.70%, 01/30/26 (Call 10/30/25)	2,230	2,156,572
3.70%, 02/15/42	1,145	907,772
3.80%, 04/01/28 (Call 01/01/28)	1,493	1,427,027
4.20%, 04/01/50 (Call 10/01/49)	864	717,369
4.45%, 03/01/47 (Call 09/01/46)	1,355	1,169,930
4.45%, 09/01/48 (Call 03/01/48)	643	559,797
4.60%, 09/09/32 (Call 06/09/32)(a)	1,040	1,017,571
4.60%, 05/26/45 (Call 11/26/44)	320	283,852
4.70%, 12/09/35 (Call 06/09/35)	1,342	1,282,247
4.80%, 08/14/28 (Call 07/14/28)	600	597,193
4.88%, 07/15/40(a)	665	612,630
4.88%, 12/09/45 (Call 06/09/45)	1,580	1,459,289
4.95%, 08/14/33 (Call 05/14/33)	900	891,270
5.15%, 09/09/52 (Call 03/09/52)(a)	865	828,656
5.45%, 08/14/53 (Call 02/14/53)	900	900,598
5.70%, 02/01/39(a)	986	1,001,349
6.30%, 10/15/37	1,172	1,274,127
6.30%, 03/01/38	660	719,086
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	525	413,449
3.55%, 03/15/26 (Call 12/15/25)	709	679,307
3.60%, 09/01/27 (Call 06/01/27)	985	933,003
3.90%, 06/01/29 (Call 03/01/29)(a)	701	657,717
4.20%, 04/01/30 (Call 01/01/30)	932	873,888
4.35%, 06/01/28 (Call 03/01/28)(a)	942	914,089
4.70%, 06/15/32 (Call 03/15/32)(a)	1,090	1,042,191
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	1,172	1,046,707
1.88%, 04/15/31 (Call 01/15/31)	678	530,853
3.38%, 09/15/24 (Call 06/15/24)	272	265,073
4.60%, 04/15/25 (Call 03/15/25)	1,163	1,142,684
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	663	597,986
2.25%, 03/12/30 (Call 12/12/29)	1,395	1,175,258
2.45%, 06/15/26 (Call 03/15/26)(a)	926	864,188
2.55%, 11/15/30 (Call 08/15/30)	1,284	1,089,087
3.00%, 02/14/32 (Call 11/14/31)(a)	1,090	935,053
3.35%, 03/12/50 (Call 09/12/49)	732	513,648
3.50%, 03/01/28 (Call 12/01/27)	724	679,561
3.50%, 11/15/50 (Call 05/15/50)	1,602	1,161,964
3.55%, 08/15/29 (Call 05/15/29)	1,053	975,125
3.75%, 12/01/47 (Call 06/01/47)	765	583,992
3.80%, 08/15/25 (Call 06/15/25)	1,287	1,251,550
4.00%, 11/15/28 (Call 08/15/28)	1,095	1,047,824
4.30%, 06/15/45 (Call 12/15/44)	590	493,636
4.45%, 08/15/49 (Call 02/15/49)	1,027	872,349

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 11/15/48 (Call 05/15/48)	$1,294	$1,108,885
4.75%, 02/15/26	1,325	1,312,921
4.80%, 02/15/33 (Call 11/15/32)(a)	925	903,544
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	1,560	1,422,303
2.25%, 04/15/25 (Call 03/15/25)	2,150	2,052,447
2.35%, 02/15/30 (Call 11/15/29)(a)	1,070	921,396
2.50%, 04/15/26(a)	1,573	1,489,765
2.65%, 09/15/30 (Call 06/15/30)(a)	1,095	950,844
2.95%, 01/15/52 (Call 07/15/51)	1,185	791,740
3.38%, 04/15/29 (Call 01/15/29)	1,064	994,936
3.63%, 04/15/46(a)	705	546,307
3.90%, 11/15/47 (Call 05/15/47)	582	474,905
4.00%, 07/01/42(a)	1,647	1,430,360
4.40%, 01/15/33 (Call 10/15/32)(a)	750	717,160
4.50%, 09/15/32 (Call 06/15/32)(a)	870	839,366
4.80%, 01/15/53 (Call 07/15/52)(a)	1,405	1,294,699
6.35%, 11/01/32	249	271,742
6.50%, 10/15/37	795	880,052
7.00%, 01/15/38(a)	585	680,756
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	450	409,643
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	695	590,178
1.60%, 05/15/31 (Call 02/15/31)	735	590,538
2.25%, 09/15/26 (Call 06/15/26)	1,605	1,479,690
3.88%, 04/15/30 (Call 01/15/30)	727	685,791
4.50%, 04/15/50 (Call 10/15/49)	501	449,676
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	1,020	797,324
5.25%, 05/15/33 (Call 02/15/33)	365	357,491
Walgreen Co., 4.40%, 09/15/42	150	112,888
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	620	526,034
3.45%, 06/01/26 (Call 03/01/26)	405	382,576
4.10%, 04/15/50 (Call 10/15/49)	741	506,015
4.50%, 11/18/34 (Call 05/18/34)(a)	150	130,889
4.65%, 06/01/46 (Call 12/01/45)(a)	300	233,873
4.80%, 11/18/44 (Call 05/18/44)(a)	350	273,856
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	379	338,123
2.50%, 09/22/41 (Call 03/22/41)	2,265	1,616,588
2.65%, 12/15/24 (Call 10/15/24)	305	295,401
2.65%, 09/22/51 (Call 03/22/51)(a)	2,948	1,985,037
2.95%, 09/24/49 (Call 03/24/49)	813	576,320
3.05%, 07/08/26 (Call 05/08/26)	785	750,265
3.25%, 07/08/29 (Call 04/08/29)(a)	812	756,009
3.55%, 06/26/25 (Call 04/26/25)(a)	1,520	1,479,667
3.63%, 12/15/47 (Call 06/15/47)	925	746,716
3.70%, 06/26/28 (Call 03/26/28)	1,612	1,553,486
3.90%, 04/15/28 (Call 03/15/28)	660	639,809
3.95%, 06/28/38 (Call 12/28/37)	1,755	1,576,331
4.00%, 04/15/26 (Call 03/15/26)	535	525,169
4.00%, 04/15/30 (Call 02/15/30)	520	502,329
4.00%, 04/11/43 (Call 10/11/42)(a)	320	280,369
4.05%, 06/29/48 (Call 12/29/47)(a)	1,985	1,745,995
4.10%, 04/15/33	1,005	957,731
4.15%, 09/09/32 (Call 06/09/32)	735	712,232
4.30%, 04/22/44 (Call 10/22/43)(a)	70	63,068
4.50%, 09/09/52 (Call 03/09/52)	966	898,056
4.50%, 04/15/53	1,695	1,577,277

Security	Par (000)	Value

Retail (continued)
4.88%, 07/08/40(a)	$75	$71,788
5.00%, 10/25/40(a)	655	662,301
5.25%, 09/01/35	1,690	1,767,209
5.63%, 04/01/40(a)	475	512,237
5.63%, 04/15/41(a)	160	171,185
6.20%, 04/15/38	990	1,124,532
6.50%, 08/15/37	815	939,593
7.55%, 02/15/30	1,420	1,644,523

		230,996,744

Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	2,036	1,784,290
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(b)(d)	585	528,621
3.90%, 07/21/25(a)(b)	1,157	1,116,733
3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(b)(d)	1,265	1,129,147
4.00%, 09/14/26(b)	955	888,791
4.13%, 10/18/32 (Call 10/18/27), (5-year USD ICE Swap + 1.849%)(a)(b)(d)	728	638,194
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(a)(b)(d)	1,535	1,423,252
4.85%, 07/27/27(b)	670	653,954

		8,162,982

Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	915	854,238
4.39%, 06/01/52 (Call 12/01/51)	685	600,639
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	1,000	857,624
2.10%, 10/01/31 (Call 07/01/31)	1,560	1,276,576
2.80%, 10/01/41 (Call 04/01/41)	957	679,613
2.95%, 04/01/25 (Call 03/01/25)	638	615,902
2.95%, 10/01/51 (Call 04/01/51)	1,408	946,245
3.45%, 06/15/27 (Call 03/15/27)(b)	619	586,094
3.50%, 12/05/26 (Call 09/05/26)	909	870,348
4.25%, 10/01/32 (Call 07/01/32)	85	80,572
5.30%, 12/15/45 (Call 06/15/45)(a)	285	273,526
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	830	683,894
2.75%, 06/01/50 (Call 12/01/49)(a)	412	280,546
3.30%, 04/01/27 (Call 01/01/27)	1,874	1,779,030
3.90%, 10/01/25 (Call 07/01/25)	915	892,168
4.35%, 04/01/47 (Call 10/01/46)	924	834,404
5.10%, 10/01/35 (Call 04/01/35)(a)	828	839,617
5.85%, 06/15/41(a)	1,170	1,248,001
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	605	583,764
3.50%, 01/15/28 (Call 10/15/27)	1,073	989,480
3.88%, 01/15/27 (Call 10/15/26)	3,562	3,384,467
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	1,042	903,636
2.45%, 02/15/31 (Call 11/15/30)(b)	3,110	2,507,262
2.60%, 02/15/33 (Call 11/15/32)(b)	1,550	1,198,355
3.14%, 11/15/35 (Call 08/15/35)(b)	3,703	2,826,298
3.15%, 11/15/25 (Call 10/15/25)	1,481	1,409,507
3.19%, 11/15/36 (Call 08/15/36)(a)(b)	2,850	2,141,879
3.42%, 04/15/33 (Call 01/15/33)(b)	2,815	2,332,583
3.46%, 09/15/26 (Call 07/15/26)	1,035	980,493

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.47%, 04/15/34 (Call 01/15/34)(b)	$4,045	$3,305,203
3.50%, 02/15/41 (Call 08/15/40)(b)	3,819	2,797,707
3.63%, 10/15/24 (Call 09/15/24)	667	651,999
3.75%, 02/15/51 (Call 08/15/50)(b)	2,017	1,446,494
4.00%, 04/15/29 (Call 02/15/29)(b)	1,455	1,341,890
4.11%, 09/15/28 (Call 06/15/28)	1,110	1,044,373
4.15%, 11/15/30 (Call 08/15/30)	2,642	2,415,678
4.15%, 04/15/32 (Call 01/15/32)(b)	1,520	1,361,484
4.30%, 11/15/32 (Call 08/15/32)	2,244	2,028,618
4.75%, 04/15/29 (Call 01/15/29)	1,060	1,022,259
4.93%, 05/15/37 (Call 02/15/37)(b)	3,015	2,715,998
5.00%, 04/15/30 (Call 01/15/30)(a)	410	403,997
Foundry JV Holdco LLC, 5.88%, 01/25/34(a)(b)	450	443,785
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	915	786,065
2.00%, 08/12/31 (Call 05/12/31)	865	698,980
2.45%, 11/15/29 (Call 08/15/29)	2,442	2,120,622
2.60%, 05/19/26 (Call 02/19/26)	1,623	1,528,714
2.80%, 08/12/41 (Call 02/12/41)	1,111	771,019
3.05%, 08/12/51 (Call 02/12/51)	1,385	896,845
3.10%, 02/15/60 (Call 08/15/59)	1,163	724,073
3.15%, 05/11/27 (Call 02/11/27)(a)	1,279	1,197,644
3.20%, 08/12/61 (Call 02/12/61)	1,020	638,811
3.25%, 11/15/49 (Call 05/15/49)	2,479	1,691,063
3.40%, 03/25/25 (Call 02/25/25)	2,060	2,000,367
3.70%, 07/29/25 (Call 04/29/25)	2,471	2,401,247
3.73%, 12/08/47 (Call 06/08/47)(a)	2,599	1,972,345
3.75%, 03/25/27 (Call 01/25/27)	1,142	1,095,482
3.75%, 08/05/27 (Call 07/05/27)	962	919,590
3.90%, 03/25/30 (Call 12/25/29)	1,526	1,426,631
4.00%, 08/05/29 (Call 06/05/29)	865	823,530
4.00%, 12/15/32	863	799,374
4.10%, 05/19/46 (Call 11/19/45)	1,516	1,239,722
4.10%, 05/11/47 (Call 11/11/46)	987	800,706
4.15%, 08/05/32 (Call 05/05/32)(a)	1,560	1,468,049
4.25%, 12/15/42(a)	1,148	963,648
4.60%, 03/25/40 (Call 09/25/39)(a)	688	625,816
4.75%, 03/25/50 (Call 09/25/49)	2,700	2,372,100
4.80%, 10/01/41	845	768,139
4.88%, 02/10/26	1,455	1,446,901
4.88%, 02/10/28 (Call 01/10/28)	2,090	2,077,537
4.90%, 07/29/45 (Call 01/29/45)(a)	356	344,640
4.90%, 08/05/52 (Call 02/05/52)	2,095	1,888,123
4.95%, 03/25/60 (Call 09/25/59)(a)	1,051	937,704
5.05%, 08/05/62 (Call 02/05/62)	1,180	1,048,170
5.13%, 02/10/30 (Call 12/10/29)	1,565	1,567,768
5.20%, 02/10/33 (Call 11/10/32)	2,405	2,403,043
5.63%, 02/10/43 (Call 08/10/42)	1,225	1,219,263
5.70%, 02/10/53 (Call 08/10/52)(a)	2,420	2,396,511
5.90%, 02/10/63 (Call 08/10/62)	1,610	1,618,316
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	469	337,077
4.10%, 03/15/29 (Call 12/15/28)	1,493	1,434,941
4.65%, 11/01/24 (Call 08/01/24)	435	431,169
4.65%, 07/15/32 (Call 04/15/32)(a)	1,230	1,208,626
4.95%, 07/15/52 (Call 01/15/52)	1,340	1,266,167
5.00%, 03/15/49 (Call 09/15/48)(a)	477	450,504
5.25%, 07/15/62 (Call 01/15/62)	1,085	1,053,104
5.65%, 11/01/34 (Call 07/01/34)(a)	433	438,792

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	$1,213	$1,002,559
2.88%, 06/15/50 (Call 12/15/49)(a)	1,138	760,255
3.13%, 06/15/60 (Call 12/15/59)	906	594,773
3.75%, 03/15/26 (Call 01/15/26)	1,291	1,252,366
3.80%, 03/15/25 (Call 12/15/24)	493	481,177
4.00%, 03/15/29 (Call 12/15/28)	1,380	1,322,972
4.88%, 03/15/49 (Call 09/15/48)	775	727,237
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	765	694,248
2.45%, 04/15/28 (Call 02/15/28)	1,170	1,026,106
2.95%, 04/15/31 (Call 01/15/31)	1,120	934,535
4.88%, 06/22/28 (Call 03/22/28)(a)	773	750,736
Microchip Technology Inc.
0.98%, 09/01/24	551	524,742
4.25%, 09/01/25 (Call 10/02/23)	1,925	1,873,350
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,553	1,225,586
3.37%, 11/01/41 (Call 05/01/41)	659	456,773
3.48%, 11/01/51 (Call 05/01/51)	665	429,444
4.19%, 02/15/27 (Call 12/15/26)	1,397	1,331,519
4.66%, 02/15/30 (Call 11/15/29)	828	776,129
4.98%, 02/06/26 (Call 12/06/25)	911	897,351
5.33%, 02/06/29 (Call 11/06/28)	972	952,947
5.38%, 04/15/28 (Call 03/15/28)	922	906,400
5.88%, 02/09/33 (Call 11/09/32)	841	831,612
5.88%, 09/15/33	1,205	1,181,503
6.75%, 11/01/29 (Call 09/01/29)	1,215	1,264,395
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	1,707	1,482,311
2.00%, 06/15/31 (Call 03/15/31)	1,680	1,391,797
2.85%, 04/01/30 (Call 01/01/30)	2,455	2,203,347
3.20%, 09/16/26 (Call 06/16/26)	1,356	1,294,581
3.50%, 04/01/40 (Call 10/01/39)	1,092	908,983
3.50%, 04/01/50 (Call 10/01/49)	2,124	1,672,633
3.70%, 04/01/60 (Call 10/01/59)	789	626,257
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	916	910,396
5.55%, 12/01/28 (Call 09/01/28)(a)	936	937,729
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	1,248	1,008,836
2.65%, 02/15/32 (Call 11/15/31)	1,343	1,075,992
2.70%, 05/01/25 (Call 04/01/25)	432	410,906
3.13%, 02/15/42 (Call 08/15/41)	680	465,483
3.15%, 05/01/27 (Call 03/01/27)(a)	617	571,001
3.25%, 05/11/41 (Call 11/11/40)	1,135	808,362
3.25%, 11/30/51 (Call 05/30/51)	675	435,863
3.40%, 05/01/30 (Call 02/01/30)	1,013	889,952
3.88%, 06/18/26 (Call 04/18/26)	1,006	963,698
4.30%, 06/18/29 (Call 03/18/29)	1,564	1,464,637
4.40%, 06/01/27 (Call 05/01/27)	385	370,241
5.00%, 01/15/33 (Call 10/15/32)	1,314	1,248,124
Qorvo Inc.
1.75%, 12/15/24 (Call 09/11/23)(b)	700	656,487
3.38%, 04/01/31 (Call 04/01/26)(b)	1,157	941,931
4.38%, 10/15/29 (Call 10/15/24)	1,275	1,155,168
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,497	1,274,887
1.65%, 05/20/32 (Call 02/20/32)	1,521	1,181,268
2.15%, 05/20/30 (Call 02/20/30)	825	701,311

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.25%, 05/20/27 (Call 02/20/27)	$1,549	$1,462,956
3.25%, 05/20/50 (Call 11/20/49)(a)	999	731,193
3.45%, 05/20/25 (Call 02/20/25)	1,208	1,173,499
4.25%, 05/20/32 (Call 02/20/32)	590	567,395
4.30%, 05/20/47 (Call 11/20/46)	1,913	1,655,028
4.50%, 05/20/52 (Call 11/20/51)	1,316	1,148,487
4.65%, 05/20/35 (Call 11/20/34)(a)	1,584	1,555,670
4.80%, 05/20/45 (Call 11/20/44)	1,540	1,453,349
5.40%, 05/20/33 (Call 02/20/33)	1,045	1,082,151
6.00%, 05/20/53 (Call 11/20/52)	1,470	1,583,611
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	710	668,453
2.17%, 11/25/26 (Call 10/25/26)(b)	1,575	1,398,511
SK Hynix Inc.
1.50%, 01/19/26(b)	460	413,910
2.38%, 01/19/31(b)	235	182,576
6.38%, 01/17/28(b)	205	207,751
6.50%, 01/17/33(a)(b)	500	505,285
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	947	846,482
3.00%, 06/01/31 (Call 03/01/31)	987	803,075
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	662	594,610
1.38%, 03/12/25 (Call 02/12/25)(a)	987	931,392
1.75%, 05/04/30 (Call 02/04/30)	1,170	975,088
1.90%, 09/15/31 (Call 06/15/31)	745	607,575
2.25%, 09/04/29 (Call 06/04/29)	1,175	1,022,697
2.70%, 09/15/51 (Call 03/15/51)	545	359,175
2.90%, 11/03/27 (Call 08/03/27)(a)	799	743,391
3.65%, 08/16/32 (Call 05/16/32)	510	465,310
3.88%, 03/15/39 (Call 09/15/38)	1,052	911,477
4.10%, 08/16/52 (Call 02/16/52)	325	273,748
4.15%, 05/15/48 (Call 11/15/47)	1,634	1,415,835
4.60%, 02/15/28 (Call 01/15/28)	765	761,219
4.70%, 11/18/24	300	298,183
4.90%, 03/14/33 (Call 12/14/32)	866	870,134
5.00%, 03/14/53 (Call 09/14/52)	945	918,713
5.05%, 05/18/63 (Call 11/18/62)	962	921,677
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,823	1,642,383
2.50%, 10/25/31 (Call 07/25/31)	2,345	1,951,188
3.13%, 10/25/41 (Call 04/25/41)	925	712,629
3.25%, 10/25/51 (Call 04/25/51)	970	702,464
3.88%, 04/22/27 (Call 03/22/27)(a)	1,740	1,673,762
4.13%, 04/22/29 (Call 02/22/29)(a)	480	457,521
4.25%, 04/22/32 (Call 01/22/32)(a)	910	867,998
4.50%, 04/22/52 (Call 10/22/51)	990	912,122
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	1,000	907,394
1.00%, 09/28/27 (Call 07/28/27)(b)	350	298,027
1.25%, 04/23/26 (Call 03/23/26)(b)	770	692,790
1.38%, 09/28/30 (Call 06/28/30)(b)	242	189,804
1.75%, 04/23/28 (Call 02/23/28)(b)	1,360	1,174,368
2.25%, 04/23/31 (Call 01/23/31)(b)	1,150	946,657
4.63%, 07/22/32 (Call 04/22/32)(b)	250	245,001
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,033	883,419

		201,753,213

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	715	606,393

Security	Par (000)	Value

Shipbuilding (continued)
3.48%, 12/01/27 (Call 09/01/27)	$1,011	$931,120
3.84%, 05/01/25 (Call 04/01/25)	840	812,732
4.20%, 05/01/30 (Call 02/01/30)	657	606,802

		2,957,047

Software — 2.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	724	578,414
2.50%, 09/15/50 (Call 03/15/50)	1,943	1,235,554
3.40%, 09/15/26 (Call 06/15/26)(a)	1,353	1,292,877
3.40%, 06/15/27 (Call 03/15/27)	483	456,127
4.50%, 06/15/47 (Call 12/15/46)	762	701,993
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	636	607,391
2.15%, 02/01/27 (Call 12/01/26)	1,477	1,356,461
2.30%, 02/01/30 (Call 11/01/29)	2,073	1,799,422
3.25%, 02/01/25 (Call 11/01/24)	1,409	1,371,845
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	1,175	953,830
2.85%, 01/15/30 (Call 10/15/29)	948	826,907
3.50%, 06/15/27 (Call 03/15/27)	1,104	1,042,523
4.38%, 06/15/25 (Call 03/15/25)	695	681,117
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,596	1,302,462
2.90%, 12/01/29 (Call 09/01/29)	1,476	1,272,373
3.40%, 06/27/26 (Call 03/27/26)	1,026	970,303
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	435	429,371
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(a)	715	700,198
6.65%, 08/02/26 (Call 07/02/26)	655	655,086
6.85%, 08/02/33 (Call 05/02/33)	625	598,320
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	921	737,052
2.95%, 02/15/51 (Call 08/15/50)	1,182	765,210
4.80%, 03/01/26 (Call 12/01/25)(a)	745	737,641
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	1,632	1,468,650
1.65%, 03/01/28 (Call 01/01/28)(a)	892	764,374
2.25%, 03/01/31 (Call 12/01/30)(a)	1,420	1,146,274
3.10%, 03/01/41 (Call 09/01/40)	895	621,630
3.75%, 05/21/29 (Call 02/21/29)(a)	350	324,713
4.50%, 07/15/25	683	669,395
4.50%, 08/15/46 (Call 02/15/46)	440	347,020
4.70%, 07/15/27 (Call 06/15/27)	645	632,922
5.10%, 07/15/32 (Call 04/15/32)(a)	715	700,337
5.63%, 07/15/52 (Call 01/15/52)	600	569,395
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	402	323,224
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,493	1,338,545
2.65%, 06/01/30 (Call 03/01/30)	1,248	1,049,177
3.20%, 07/01/26 (Call 05/01/26)	2,829	2,666,669
3.50%, 07/01/29 (Call 04/01/29)	3,600	3,285,627
3.85%, 06/01/25 (Call 03/01/25)	1,304	1,265,615
4.20%, 10/01/28 (Call 07/01/28)	1,359	1,296,685
4.40%, 07/01/49 (Call 01/01/49)	2,530	2,067,933
5.38%, 08/21/28 (Call 07/21/28)	725	726,945
5.45%, 03/02/28 (Call 02/02/28)	860	865,053
5.60%, 03/02/33 (Call 12/02/32)	630	633,797
5.63%, 08/21/33 (Call 05/21/33)	775	780,831
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,124	1,036,464

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(a)	$851	$786,438
1.35%, 07/15/27 (Call 05/15/27)	1,071	940,022
1.65%, 07/15/30 (Call 04/15/30)	1,035	835,483
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	4,713	4,420,442
2.53%, 06/01/50 (Call 12/01/49)	7,355	4,862,013
2.68%, 06/01/60 (Call 12/01/59)	4,592	2,953,798
2.70%, 02/12/25 (Call 11/12/24)	2,579	2,494,272
2.92%, 03/17/52 (Call 09/17/51)	7,294	5,172,441
3.04%, 03/17/62 (Call 09/17/61)(a)	2,301	1,593,065
3.13%, 11/03/25 (Call 08/03/25)	4,159	4,013,475
3.30%, 02/06/27 (Call 11/06/26)	5,140	4,939,989
3.45%, 08/08/36 (Call 02/08/36)	2,421	2,153,333
3.50%, 02/12/35 (Call 08/12/34)(a)	2,057	1,873,212
3.50%, 11/15/42	1,315	1,101,325
3.70%, 08/08/46 (Call 02/08/46)	1,925	1,632,671
3.75%, 02/12/45 (Call 08/12/44)(a)	500	426,593
3.95%, 08/08/56 (Call 02/08/56)	615	522,575
4.00%, 02/12/55 (Call 08/12/54)(a)	380	332,212
4.10%, 02/06/37 (Call 08/06/36)	1,118	1,062,230
4.20%, 11/03/35 (Call 05/03/35)	873	842,925
4.25%, 02/06/47 (Call 08/06/46)(a)	1,090	1,011,736
4.45%, 11/03/45 (Call 05/03/45)(a)	1,106	1,050,828
4.50%, 10/01/40(a)	841	818,242
4.50%, 02/06/57 (Call 08/06/56)	420	395,351
4.75%, 11/03/55 (Call 05/03/55)(a)	100	96,343
5.20%, 06/01/39	225	234,687
5.30%, 02/08/41(a)	1,082	1,145,723
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	625	502,836
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	875	756,673
3.63%, 11/01/31 (Call 11/01/26)(b)	300	254,394
3.88%, 02/15/31 (Call 06/01/25)(b)	640	558,391
4.00%, 11/15/29 (Call 11/15/24)(b)	485	436,323
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(a)(b)	781	791,180
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,605	2,373,848
2.30%, 03/25/28 (Call 01/25/28)	2,450	2,155,946
2.50%, 04/01/25 (Call 03/01/25)	2,727	2,596,484
2.65%, 07/15/26 (Call 04/15/26)	3,222	2,992,482
2.80%, 04/01/27 (Call 02/01/27)	2,875	2,640,760
2.88%, 03/25/31 (Call 12/25/30)	3,647	3,081,256
2.95%, 11/15/24 (Call 09/15/24)	1,697	1,643,375
2.95%, 05/15/25 (Call 02/15/25)	2,910	2,786,901
2.95%, 04/01/30 (Call 01/01/30)	3,249	2,816,268
3.25%, 11/15/27 (Call 08/15/27)	2,775	2,571,861
3.25%, 05/15/30 (Call 02/15/30)	910	799,549
3.60%, 04/01/40 (Call 10/01/39)	3,595	2,720,671
3.60%, 04/01/50 (Call 10/01/49)(a)	5,326	3,681,140
3.65%, 03/25/41 (Call 09/25/40)	2,784	2,101,900
3.80%, 11/15/37 (Call 05/15/37)	2,491	2,008,836
3.85%, 07/15/36 (Call 01/15/36)	2,018	1,669,286
3.85%, 04/01/60 (Call 10/01/59)	4,191	2,848,305
3.90%, 05/15/35 (Call 11/15/34)	1,624	1,386,692
3.95%, 03/25/51 (Call 09/25/50)	3,886	2,840,202
4.00%, 07/15/46 (Call 01/15/46)	3,517	2,646,263
4.00%, 11/15/47 (Call 05/15/47)	2,792	2,082,712
4.10%, 03/25/61 (Call 09/25/60)	1,868	1,327,046
4.13%, 05/15/45 (Call 11/15/44)	2,466	1,906,135

Security	Par (000)	Value

Software (continued)
4.30%, 07/08/34 (Call 01/08/34)	$1,624	$1,456,174
4.38%, 05/15/55 (Call 11/15/54)	1,629	1,251,559
4.50%, 05/06/28 (Call 04/06/28)(a)	800	776,110
4.50%, 07/08/44 (Call 01/08/44)	1,206	987,794
4.65%, 05/06/30 (Call 03/06/30)	570	547,512
4.90%, 02/06/33 (Call 11/06/32)	1,425	1,361,220
5.38%, 07/15/40	2,737	2,551,166
5.55%, 02/06/53 (Call 08/06/52)	2,620	2,435,515
5.80%, 11/10/25	675	681,563
6.13%, 07/08/39	1,499	1,521,766
6.15%, 11/09/29 (Call 09/09/29)	1,845	1,920,539
6.25%, 11/09/32 (Call 08/09/32)	2,380	2,491,066
6.50%, 04/15/38	1,955	2,062,212
6.90%, 11/09/52 (Call 05/09/52)	2,895	3,152,920
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,065	975,460
1.40%, 09/15/27 (Call 07/15/27)	997	863,167
1.75%, 02/15/31 (Call 11/15/30)(a)	1,202	943,491
2.00%, 06/30/30 (Call 03/30/30)(a)	1,037	845,310
2.35%, 09/15/24 (Call 08/15/24)	509	491,796
2.95%, 09/15/29 (Call 06/15/29)	780	689,829
3.80%, 12/15/26 (Call 09/15/26)	1,050	1,002,193
3.85%, 12/15/25 (Call 09/15/25)	488	470,972
4.20%, 09/15/28 (Call 06/15/28)	1,170	1,114,906
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	1,531	1,317,077
1.95%, 07/15/31 (Call 04/15/31)	1,600	1,303,742
2.70%, 07/15/41 (Call 01/15/41)	1,448	1,033,999
2.90%, 07/15/51 (Call 01/15/51)	2,458	1,646,013
3.05%, 07/15/61 (Call 01/15/61)	1,915	1,241,242
3.70%, 04/11/28 (Call 01/11/28)	2,087	1,999,743
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	2,088	1,642,245
Take-Two Interactive Software Inc.
3.55%, 04/14/25	870	841,143
3.70%, 04/14/27 (Call 03/14/27)	815	772,310
4.00%, 04/14/32 (Call 01/14/32)(a)	815	733,699
4.95%, 03/28/28 (Call 02/28/28)	1,060	1,044,037
5.00%, 03/28/26	1,150	1,137,647
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	1,475	1,307,902
1.80%, 08/15/28 (Call 06/15/28)	773	647,881
2.20%, 08/15/31 (Call 05/15/31)	1,890	1,473,314
3.90%, 08/21/27 (Call 05/21/27)	1,641	1,546,360
4.50%, 05/15/25 (Call 04/15/25)	1,039	1,017,362
4.65%, 05/15/27 (Call 03/15/27)	1,008	979,872
4.70%, 05/15/30 (Call 02/15/30)	1,135	1,069,737
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,692	1,599,089
3.70%, 04/01/29 (Call 02/01/29)	860	794,660
3.80%, 04/01/32 (Call 01/01/32)(a)	1,770	1,571,180

		207,657,385

Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,015	876,837
3.63%, 04/22/29 (Call 01/22/29)	1,180	1,084,081
4.38%, 07/16/42(a)	1,480	1,265,450
4.38%, 04/22/49 (Call 10/22/48)(a)	1,237	1,047,777
4.70%, 07/21/32 (Call 04/21/32)	985	934,829
6.13%, 11/15/37	785	818,695
6.13%, 03/30/40	2,160	2,254,639

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/35	$1,320	$1,422,655
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	2,283	1,951,995
1.70%, 03/25/26 (Call 09/11/23)	3,797	3,460,932
2.25%, 02/01/32 (Call 11/01/31)	3,015	2,352,314
2.30%, 06/01/27 (Call 04/01/27)	2,722	2,437,291
2.55%, 12/01/33 (Call 09/01/33)	4,744	3,619,796
2.75%, 06/01/31 (Call 03/01/31)	3,387	2,798,148
2.95%, 07/15/26 (Call 04/15/26)(a)	559	521,487
3.10%, 02/01/43 (Call 08/01/42)(a)	953	663,676
3.30%, 02/01/52 (Call 08/01/51)(a)	1,150	749,844
3.50%, 06/01/41 (Call 12/01/40)	3,244	2,379,257
3.50%, 09/15/53 (Call 03/15/53)	8,724	5,742,178
3.50%, 02/01/61 (Call 08/01/60)	615	393,971
3.55%, 09/15/55 (Call 03/15/55)	8,938	5,833,556
3.65%, 06/01/51 (Call 12/01/50)	3,669	2,516,499
3.65%, 09/15/59 (Call 03/15/59)(a)	7,629	4,937,267
3.80%, 02/15/27 (Call 11/15/26)	1,394	1,326,112
3.80%, 12/01/57 (Call 06/01/57)(a)	6,975	4,703,941
3.85%, 06/01/60 (Call 12/01/59)	1,875	1,278,553
3.88%, 01/15/26 (Call 10/15/25)	597	575,324
4.10%, 02/15/28 (Call 11/15/27)	1,735	1,646,618
4.25%, 03/01/27 (Call 12/01/26)	1,872	1,804,223
4.30%, 02/15/30 (Call 11/15/29)	3,850	3,589,605
4.30%, 12/15/42 (Call 06/15/42)	1,748	1,416,018
4.35%, 03/01/29 (Call 12/01/28)	3,825	3,618,901
4.35%, 06/15/45 (Call 12/15/44)	1,455	1,149,702
4.50%, 05/15/35 (Call 11/15/34)	3,280	2,914,961
4.50%, 03/09/48 (Call 09/09/47)	2,270	1,811,848
4.55%, 03/09/49 (Call 09/09/48)	1,290	1,029,240
4.65%, 06/01/44 (Call 12/01/43)	695	576,655
4.75%, 05/15/46 (Call 11/15/45)	2,415	2,016,128
4.80%, 06/15/44 (Call 12/15/43)	362	304,492
4.85%, 03/01/39 (Call 09/01/38)	1,326	1,178,078
4.85%, 07/15/45 (Call 01/15/45)(a)	395	333,495
4.90%, 08/15/37 (Call 02/14/37)	946	856,816
5.15%, 03/15/42(a)	406	361,525
5.15%, 11/15/46 (Call 05/15/46)(a)	1,025	900,601
5.15%, 02/15/50 (Call 08/14/49)(a)	888	780,448
5.25%, 03/01/37 (Call 09/01/36)(a)	1,375	1,303,359
5.35%, 09/01/40(a)	758	705,833
5.40%, 02/15/34 (Call 11/15/33)	2,465	2,393,760
5.45%, 03/01/47 (Call 09/01/46)(a)	583	535,299
5.54%, 02/20/26 (Call 02/20/24)	330	329,441
5.55%, 08/15/41	458	431,774
5.65%, 02/15/47 (Call 08/15/46)(a)	760	730,452
5.70%, 03/01/57 (Call 09/01/56)(a)	380	356,129
6.00%, 08/15/40 (Call 05/15/40)(a)	703	700,008
6.15%, 09/15/34	35	35,059
6.25%, 03/29/41(a)	75	75,677
6.30%, 01/15/38	690	703,360
6.38%, 03/01/41(a)	413	423,351
6.55%, 02/15/39	537	559,056
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	1,100	786,564
4.30%, 07/29/49 (Call 01/29/49)(a)	772	615,989
4.46%, 04/01/48 (Call 10/01/47)	1,418	1,166,986
5.10%, 05/11/33 (Call 02/11/33)	1,100	1,061,156
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	631	452,508
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	930	732,670

Security	Par (000)	Value

Telecommunications (continued)
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	$725	$474,915
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)(b)	120	101,524
4.38%, 06/10/25(a)(b)	775	757,448
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	1,502	1,324,521
4.25%, 11/08/49 (Call 05/08/49)(b)	815	604,456
5.13%, 12/04/28 (Call 09/04/28)	1,140	1,115,804
9.13%, 12/15/30	3,343	4,070,992
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	1,772	1,659,577
2.95%, 02/28/26	1,353	1,297,950
3.50%, 06/15/25(a)	537	522,330
5.50%, 01/15/40	1,960	2,034,043
5.90%, 02/15/39	3,006	3,259,638
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	446	334,892
4.38%, 11/15/57 (Call 05/15/57)(a)	750	606,759
4.70%, 03/15/37(a)	585	534,392
4.75%, 03/15/42(a)	530	473,250
5.35%, 11/15/48 (Call 05/15/48)	486	456,840
5.45%, 11/15/79 (Call 05/19/79)	1,186	1,063,380
5.75%, 08/15/40(a)	446	439,693
5.85%, 11/15/68 (Call 05/15/68)(a)	418	398,696
7.25%, 08/15/36 (Call 08/15/26)(a)	757	788,960
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	1,122	817,662
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	433	415,685
4.38%, 06/21/28 (Call 03/21/28)(b)	105	101,151
4.75%, 06/21/38 (Call 12/21/37)(b)	841	758,792
4.88%, 03/06/42(b)	1,068	956,592
8.75%, 06/15/30	4,367	5,141,743
9.25%, 06/01/32	1,291	1,624,070
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	335	259,625
4.75%, 08/01/26 (Call 05/01/26)(b)	843	820,875
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)(a)	806	729,762
2.00%, 12/10/30 (Call 09/10/30)	853	660,481
3.75%, 08/15/29 (Call 05/15/29)(a)	959	872,099
5.95%, 03/15/41(a)	431	409,758
Koninklijke KPN NV, 8.38%, 10/01/30	1,293	1,468,999
KT Corp., 2.50%, 07/18/26(b)	200	184,504
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,369	1,090,944
2.75%, 05/24/31 (Call 02/24/31)	1,140	924,728
4.60%, 02/23/28 (Call 11/23/27)	1,412	1,368,927
4.60%, 05/23/29 (Call 02/23/29)(a)	1,174	1,131,246
5.50%, 09/01/44(a)	529	485,520
5.60%, 06/01/32 (Call 03/01/32)	650	641,587
7.50%, 05/15/25	98	99,541
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	560	529,719
1.45%, 05/05/26 (Call 04/05/26)(b)	2,153	1,939,977
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	1,624	1,438,161
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	1,040	833,679
2.63%, 05/05/31 (Call 02/05/31)(b)	1,754	1,450,080

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Nokia OYJ
4.38%, 06/12/27	$420	$396,059
6.63%, 05/15/39	490	466,638
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	2,899	2,614,072
1.59%, 04/03/28 (Call 02/03/28)(b)	1,870	1,603,743
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	1,822	1,485,598
4.24%, 07/25/25(b)	550	536,789
4.37%, 07/27/27 (Call 06/27/27)(b)	575	560,279
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	644,214
3.75%, 06/22/26(b)	1,713	1,647,906
3.88%, 01/31/28(a)(b)	463	441,529
4.50%, 01/31/43(a)(b)	550	509,053
Orange SA
5.38%, 01/13/42	1,966	1,882,446
5.50%, 02/06/44 (Call 08/06/43)	250	244,053
9.00%, 03/01/31	3,373	4,092,516
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	972	896,313
2.95%, 03/15/25	1,120	1,069,098
3.20%, 03/15/27 (Call 02/15/27)	1,786	1,651,015
3.63%, 12/15/25 (Call 09/15/25)	1,359	1,294,098
3.70%, 11/15/49 (Call 05/15/49)(a)	1,043	708,696
3.80%, 03/15/32 (Call 12/15/31)	2,516	2,151,869
4.30%, 02/15/48 (Call 08/15/47)	922	691,114
4.35%, 05/01/49 (Call 11/01/48)(a)	1,433	1,084,228
4.50%, 03/15/42 (Call 09/15/41)	1,018	823,089
4.50%, 03/15/43 (Call 09/15/42)	783	625,901
4.55%, 03/15/52 (Call 09/15/51)	2,325	1,801,531
5.00%, 03/15/44 (Call 09/15/43)	1,308	1,114,408
5.45%, 10/01/43 (Call 04/01/43)	906	809,497
7.50%, 08/15/38(a)	730	788,549
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	971,770
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	704	501,532
SES SA, 5.30%, 04/04/43(a)(b)	525	367,423
Sprint Capital Corp.
6.88%, 11/15/28	785	829,276
8.75%, 03/15/32	1,650	1,966,569
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)(a)	30	30,590
7.63%, 03/01/26 (Call 11/01/25)	335	347,237
Telefonica Emisiones SA
4.10%, 03/08/27	2,002	1,905,557
4.67%, 03/06/38(a)	1,220	1,008,881
4.90%, 03/06/48	1,581	1,262,419
5.21%, 03/08/47	2,912	2,440,560
5.52%, 03/01/49 (Call 09/01/48)	1,643	1,434,193
7.05%, 06/20/36	2,230	2,376,064
Telefonica Europe BV, 8.25%, 09/15/30	1,945	2,220,247
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	270	208,111
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,384	1,332,356
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,032	954,190
3.40%, 05/13/32 (Call 02/13/32)	1,401	1,179,677
3.70%, 09/15/27 (Call 06/15/27)	757	711,623
4.30%, 06/15/49 (Call 12/15/48)(a)	755	587,804
4.60%, 11/16/48 (Call 05/16/48)	1,089	893,666

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	$1,317	$1,199,980
2.05%, 02/15/28 (Call 12/15/27)	2,209	1,928,586
2.25%, 02/15/26 (Call 09/11/23)	2,080	1,923,348
2.25%, 11/15/31 (Call 08/15/31)	1,197	951,279
2.40%, 03/15/29 (Call 01/15/29)	610	524,366
2.55%, 02/15/31 (Call 11/15/30)	3,482	2,869,240
2.63%, 04/15/26 (Call 09/11/23)	1,815	1,684,106
2.63%, 02/15/29 (Call 02/15/24)	1,723	1,491,983
2.70%, 03/15/32 (Call 12/15/31)	1,365	1,111,502
2.88%, 02/15/31 (Call 02/15/26)	1,590	1,336,835
3.00%, 02/15/41 (Call 08/15/40)	3,186	2,250,398
3.30%, 02/15/51 (Call 08/15/50)	3,667	2,461,979
3.38%, 04/15/29 (Call 04/15/24)	2,810	2,518,777
3.40%, 10/15/52 (Call 04/15/52)	3,260	2,209,513
3.50%, 04/15/25 (Call 03/15/25)	2,864	2,768,637
3.50%, 04/15/31 (Call 04/15/26)	3,370	2,942,372
3.60%, 11/15/60 (Call 05/15/60)	2,198	1,471,981
3.75%, 04/15/27 (Call 02/15/27)	4,444	4,211,998
3.88%, 04/15/30 (Call 01/15/30)	7,637	6,970,482
4.38%, 04/15/40 (Call 10/15/39)	2,636	2,265,352
4.50%, 04/15/50 (Call 10/15/49)(a)	3,746	3,094,262
4.75%, 02/01/28 (Call 09/11/23)	1,805	1,752,876
4.80%, 07/15/28 (Call 06/15/28)	1,090	1,065,621
4.95%, 03/15/28 (Call 02/15/28)	1,150	1,133,988
5.05%, 07/15/33 (Call 04/15/33)	1,990	1,920,225
5.20%, 01/15/33 (Call 10/15/32)	750	734,953
5.38%, 04/15/27 (Call 09/11/23)(a)	954	952,336
5.65%, 01/15/53 (Call 07/15/52)	1,793	1,748,980
5.75%, 01/15/54 (Call 07/15/53)	1,777	1,757,320
5.80%, 09/15/62 (Call 03/15/62)	1,055	1,025,507
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,597	1,448,301
1.45%, 03/20/26 (Call 02/20/26)	2,547	2,310,427
1.50%, 09/18/30 (Call 06/18/30)	1,960	1,531,373
1.68%, 10/30/30 (Call 07/30/30)	1,673	1,307,829
1.75%, 01/20/31 (Call 10/20/30)	2,957	2,301,592
2.10%, 03/22/28 (Call 01/22/28)	2,955	2,582,349
2.36%, 03/15/32 (Call 12/15/31)	4,780	3,780,685
2.55%, 03/21/31 (Call 12/21/30)	3,628	2,986,523
2.63%, 08/15/26	1,717	1,598,849
2.65%, 11/20/40 (Call 05/20/40)	3,612	2,411,835
2.85%, 09/03/41 (Call 03/03/41)	1,340	914,971
2.88%, 11/20/50 (Call 05/20/50)	3,358	2,059,356
2.99%, 10/30/56 (Call 04/30/56)	4,521	2,701,602
3.00%, 03/22/27 (Call 01/22/27)	1,526	1,418,433
3.00%, 11/20/60 (Call 05/20/60)	2,125	1,247,799
3.15%, 03/22/30 (Call 12/22/29)	2,193	1,923,468
3.38%, 02/15/25	1,344	1,303,794
3.40%, 03/22/41 (Call 09/22/40)	4,233	3,143,288
3.50%, 11/01/24 (Call 08/01/24)	1,038	1,013,974
3.55%, 03/22/51 (Call 09/22/50)	5,060	3,546,557
3.70%, 03/22/61 (Call 09/22/60)(a)	3,727	2,539,138
3.85%, 11/01/42 (Call 05/01/42)	1,419	1,101,133
3.88%, 02/08/29 (Call 11/08/28)	2,253	2,105,188
3.88%, 03/01/52 (Call 09/01/51)(a)	1,435	1,075,519
4.00%, 03/22/50 (Call 09/22/49)	1,519	1,163,550
4.02%, 12/03/29 (Call 09/03/29)	4,495	4,178,996
4.13%, 03/16/27	2,980	2,870,635
4.13%, 08/15/46	1,222	971,436

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.33%, 09/21/28	$5,098	$4,882,528
4.40%, 11/01/34 (Call 05/01/34)	2,490	2,256,015
4.50%, 08/10/33	2,362	2,182,310
4.52%, 09/15/48	1,275	1,073,309
4.67%, 03/15/55(a)	620	522,703
4.75%, 11/01/41(a)	1,175	1,055,725
4.81%, 03/15/39	1,445	1,312,448
4.86%, 08/21/46(a)	2,965	2,609,294
5.01%, 04/15/49(a)	620	556,052
5.01%, 08/21/54	285	252,308
5.05%, 05/09/33 (Call 02/09/33)	795	771,403
5.25%, 03/16/37	1,488	1,449,528
5.50%, 03/16/47(a)	520	501,478
5.85%, 09/15/35(a)	465	463,721
6.40%, 09/15/33(a)	200	210,156
6.55%, 09/15/43	950	1,055,343
7.75%, 12/01/30	1,155	1,323,320
Vodafone Group PLC
4.13%, 05/30/25	1,879	1,836,233
4.25%, 09/17/50	2,177	1,677,798
4.38%, 05/30/28(a)	1,070	1,050,470
4.38%, 02/19/43	1,990	1,620,855
4.88%, 06/19/49	2,482	2,104,527
5.00%, 05/30/38(a)	362	336,668
5.13%, 06/19/59	459	390,864
5.25%, 05/30/48	171	154,491
5.63%, 02/10/53 (Call 08/10/52)(a)	1,300	1,226,696
5.75%, 02/10/63 (Call 08/10/62)	405	376,467
6.15%, 02/27/37	2,459	2,519,142
6.25%, 11/30/32(a)	876	917,697
7.88%, 02/15/30	1,228	1,384,034
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	525	399,072
3.38%, 04/29/30 (Call 01/29/30)(b)	115	93,718
4.10%, 07/14/51 (Call 01/14/51)(b)	275	163,991

		360,522,648

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	560	540,958
3.50%, 09/15/27 (Call 06/15/27)(a)	667	623,209
3.55%, 11/19/26 (Call 09/19/26)	998	937,346
3.90%, 11/19/29 (Call 08/19/29)	1,305	1,183,349
5.10%, 05/15/44 (Call 11/15/43)(a)	477	414,859
6.35%, 03/15/40(a)	589	594,185
Mattel Inc.
3.38%, 04/01/26 (Call 09/11/23)(b)	165	153,599
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	402	357,343
5.45%, 11/01/41 (Call 05/01/41)	170	146,335
5.88%, 12/15/27 (Call 10/02/23)(a)(b)	870	853,298
6.20%, 10/01/40(a)	125	116,887

		5,921,368

Transportation — 1.9%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	690	666,563
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,150	1,104,868
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	595	392,728
3.00%, 04/01/25 (Call 01/01/25)(a)	884	853,644
3.05%, 02/15/51 (Call 08/15/50)	711	486,160

Security	Par (000)	Value

Transportation (continued)
3.25%, 06/15/27 (Call 03/15/27)	$663	$629,283
3.30%, 09/15/51 (Call 03/15/51)	1,052	755,755
3.40%, 09/01/24 (Call 06/01/24)	544	532,722
3.55%, 02/15/50 (Call 08/15/49)	839	641,998
3.65%, 09/01/25 (Call 06/01/25)	758	736,792
3.90%, 08/01/46 (Call 02/01/46)	849	679,554
4.05%, 06/15/48 (Call 12/15/47)	896	736,322
4.13%, 06/15/47 (Call 12/15/46)	755	626,845
4.15%, 04/01/45 (Call 10/01/44)	1,147	969,446
4.15%, 12/15/48 (Call 06/15/48)	819	685,213
4.38%, 09/01/42 (Call 03/01/42)	887	779,009
4.40%, 03/15/42 (Call 09/15/41)	945	832,522
4.45%, 03/15/43 (Call 09/15/42)	1,072	948,104
4.45%, 01/15/53 (Call 07/15/52)	1,080	962,354
4.55%, 09/01/44 (Call 03/01/44)(a)	895	801,627
4.70%, 09/01/45 (Call 03/01/45)	782	704,796
4.90%, 04/01/44 (Call 10/01/43)	937	881,293
4.95%, 09/15/41 (Call 03/15/41)(a)	690	657,577
5.05%, 03/01/41 (Call 09/01/40)	580	559,321
5.15%, 09/01/43 (Call 03/01/43)	845	820,281
5.20%, 04/15/54 (Call 10/15/53)	1,550	1,525,068
5.40%, 06/01/41 (Call 12/01/40)	894	892,549
5.75%, 05/01/40 (Call 11/01/39)	1,080	1,127,456
6.15%, 05/01/37	822	894,666
6.20%, 08/15/36	494	540,856
7.00%, 12/15/25(a)	509	528,575
7.95%, 08/15/30	160	185,698
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,342	821,405
2.75%, 03/01/26 (Call 12/01/25)	970	916,358
2.95%, 11/21/24 (Call 08/21/24)	551	534,030
3.20%, 08/02/46 (Call 02/02/46)(a)	1,250	898,301
3.50%, 11/15/42 (Call 05/15/42)(a)	115	85,379
3.65%, 02/03/48 (Call 08/03/47)	449	352,150
3.85%, 08/05/32 (Call 05/05/32)	967	892,855
4.40%, 08/05/52 (Call 02/05/52)	665	587,817
4.45%, 01/20/49 (Call 07/20/48)	566	497,182
4.50%, 11/07/43 (Call 05/07/43)	310	262,986
6.20%, 06/01/36	330	358,486
6.25%, 08/01/34	906	981,857
6.38%, 11/15/37(a)	880	961,002
6.71%, 07/15/36	10	10,919
6.90%, 07/15/28	665	719,205
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 10/03/23)	80	75,830
1.75%, 12/02/26 (Call 11/02/26)(a)	1,235	1,109,834
2.05%, 03/05/30 (Call 12/05/29)(a)	952	789,018
2.45%, 12/02/31 (Call 09/02/31)	880	780,571
2.88%, 11/15/29	882	776,082
2.90%, 02/01/25 (Call 11/01/24)	1,454	1,400,125
3.00%, 12/02/41 (Call 06/02/41)(a)	1,115	924,596
3.10%, 12/02/51 (Call 06/02/51)(a)	2,520	1,710,652
3.50%, 05/01/50(a)	789	580,276
3.70%, 02/01/26 (Call 11/01/25)	961	921,012
4.00%, 06/01/28 (Call 03/01/28)(a)	655	626,658
4.20%, 11/15/69	681	529,109
4.30%, 05/15/43	634	533,571
4.70%, 05/01/48	501	439,800
4.80%, 09/15/35 (Call 03/15/35)	475	455,577
4.80%, 08/01/45 (Call 02/01/45)	213	190,745

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.95%, 08/15/45	$634	$578,942
5.75%, 03/15/33(a)	660	668,396
5.75%, 01/15/42	690	675,604
5.95%, 05/15/37	817	847,576
6.13%, 09/15/2115 (Call 03/15/2115)	561	582,019
7.13%, 10/15/31	570	634,211
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	60	50,403
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	1,173	1,115,826
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,071	916,398
2.50%, 05/15/51 (Call 11/15/50)(a)	359	217,900
2.60%, 11/01/26 (Call 08/01/26)	1,625	1,504,294
3.25%, 06/01/27 (Call 03/01/27)	1,127	1,060,694
3.35%, 11/01/25 (Call 08/01/25)	870	835,968
3.35%, 09/15/49 (Call 03/15/49)	765	542,598
3.80%, 03/01/28 (Call 12/01/27)	555	528,287
3.80%, 11/01/46 (Call 05/01/46)	1,041	814,123
3.80%, 04/15/50 (Call 10/15/49)	791	612,185
3.95%, 05/01/50 (Call 11/01/49)	433	343,746
4.10%, 11/15/32 (Call 08/15/32)(a)	1,085	1,018,521
4.10%, 03/15/44 (Call 09/15/43)	803	667,727
4.25%, 03/15/29 (Call 12/15/28)	1,172	1,131,478
4.25%, 11/01/66 (Call 05/01/66)	375	300,681
4.30%, 03/01/48 (Call 09/01/47)	1,144	963,164
4.40%, 03/01/43 (Call 09/01/42)	770	660,247
4.50%, 03/15/49 (Call 09/15/48)	583	504,028
4.50%, 11/15/52 (Call 05/15/52)	1,172	1,019,050
4.50%, 08/01/54 (Call 02/01/54)	470	403,920
4.65%, 03/01/68 (Call 09/01/67)(a)	605	518,705
4.75%, 05/30/42 (Call 11/30/41)	980	885,668
4.75%, 11/15/48 (Call 05/15/48)	458	408,495
5.50%, 04/15/41 (Call 10/15/40)	775	769,146
6.00%, 10/01/36	1,200	1,247,418
6.15%, 05/01/37	711	757,709
6.22%, 04/30/40	783	838,926
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	365	217,594
3.83%, 09/14/61 (Call 03/14/61)(b)	775	501,011
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	743	668,591
3.69%, 09/13/61 (Call 03/13/61)(b)	605	386,198
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	1,384	1,124,139
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	435	370,523
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	115	84,237
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	860	709,693
3.10%, 08/05/29 (Call 05/05/29)	1,145	1,025,720
3.25%, 04/01/26 (Call 01/01/26)(a)	1,150	1,098,396
3.25%, 05/15/41 (Call 11/15/40)	1,200	872,359
3.40%, 02/15/28 (Call 11/15/27)	674	628,022
3.88%, 08/01/42(a)	508	403,643
3.90%, 02/01/35	963	838,259
4.05%, 02/15/48 (Call 08/15/47)	1,228	956,331
4.10%, 04/15/43	534	422,593
4.10%, 02/01/45	873	689,493
4.20%, 10/17/28 (Call 07/17/28)(a)	505	486,875
4.25%, 05/15/30 (Call 02/15/30)	910	863,684
4.40%, 01/15/47 (Call 07/15/46)	1,179	969,609

Security	Par (000)	Value

Transportation (continued)
4.50%, 02/01/65	$88	$65,707
4.55%, 04/01/46 (Call 10/01/45)	1,622	1,359,638
4.75%, 11/15/45 (Call 05/15/45)	1,387	1,195,853
4.90%, 01/15/34	1,030	994,854
4.95%, 10/17/48 (Call 04/17/48)	818	731,700
5.10%, 01/15/44	934	850,815
5.25%, 05/15/50 (Call 11/15/49)	1,352	1,257,488
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	970	858,890
2.65%, 07/15/31 (Call 04/15/31)(a)	890	696,856
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	808	782,709
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	959	900,159
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(b)	145	139,842
3.75%, 04/06/27 (Call 03/06/27)(b)	995	930,106
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	512	422,192
2.55%, 11/01/29 (Call 08/01/29)	651	561,447
2.90%, 06/15/26 (Call 03/15/26)	417	392,966
2.90%, 08/25/51 (Call 02/25/51)	765	486,702
3.00%, 03/15/32 (Call 12/15/31)	719	612,881
3.05%, 05/15/50 (Call 11/15/49)	1,067	711,288
3.15%, 06/01/27 (Call 03/01/27)	388	361,879
3.16%, 05/15/55 (Call 11/15/54)	889	586,086
3.40%, 11/01/49 (Call 05/01/49)	574	405,819
3.65%, 08/01/25 (Call 06/01/25)	535	516,914
3.70%, 03/15/53 (Call 09/15/52)	531	394,596
3.80%, 08/01/28 (Call 05/01/28)(a)	550	519,422
3.94%, 11/01/47 (Call 05/01/47)	848	672,080
3.95%, 10/01/42 (Call 04/01/42)	756	606,450
4.05%, 08/15/52 (Call 02/15/52)	1,005	797,918
4.10%, 05/15/49 (Call 11/15/48)(a)	544	441,506
4.10%, 05/15/2121 (Call 11/15/2120)	640	450,014
4.15%, 02/28/48 (Call 08/28/47)	792	650,868
4.45%, 03/01/33 (Call 12/01/32)	385	364,993
4.45%, 06/15/45 (Call 12/15/44)	562	475,142
4.55%, 06/01/53 (Call 12/01/52)	895	773,740
4.65%, 01/15/46 (Call 07/15/45)(a)	665	578,991
4.84%, 10/01/41	1,049	953,833
5.05%, 08/01/30 (Call 06/01/30)	885	876,249
5.10%, 08/01/2118 (Call 02/01/2118)	75	62,884
5.35%, 08/01/54(a)	800	777,715
5.59%, 05/17/25(a)	465	464,771
7.25%, 02/15/31(a)	880	957,775
7.80%, 05/15/27(a)	285	311,424
Polar Tankers Inc., 5.95%, 05/10/37(b)	1,493	1,497,248
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)(a)	475	427,385
2.50%, 09/01/24 (Call 08/01/24)	619	598,211
2.85%, 03/01/27 (Call 02/01/27)(a)	424	390,326
2.90%, 12/01/26 (Call 10/01/26)	689	634,439
3.35%, 09/01/25 (Call 08/01/25)	814	778,924
4.30%, 06/15/27 (Call 05/15/27)	465	447,573
4.63%, 06/01/25 (Call 05/01/25)	845	828,082
5.25%, 06/01/28 (Call 05/01/28)(a)	590	582,592
5.65%, 03/01/28 (Call 02/01/28)(a)	855	856,976
TTX Co.
3.60%, 01/15/25(a)(b)	771	748,674
3.90%, 02/01/45 (Call 08/01/44)(b)	50	39,038

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	$745	$605,418
4.60%, 02/01/49 (Call 08/01/48)(b)	439	382,488
4.65%, 06/15/44(b)	110	92,111
5.65%, 12/01/52 (Call 06/01/52)(a)(b)	660	674,861
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	565	516,342
2.38%, 05/20/31 (Call 02/20/31)	985	826,698
2.40%, 02/05/30 (Call 11/05/29)	1,604	1,380,632
2.75%, 03/01/26 (Call 12/01/25)	1,089	1,029,915
2.80%, 02/14/32 (Call 12/15/31)	1,255	1,072,642
2.89%, 04/06/36 (Call 01/06/36)	1,065	841,107
2.95%, 03/10/52 (Call 09/10/51)	915	611,452
2.97%, 09/16/62 (Call 03/16/62)	1,279	786,472
3.00%, 04/15/27 (Call 01/15/27)	998	932,475
3.20%, 05/20/41 (Call 11/20/40)	1,371	1,044,580
3.25%, 01/15/25 (Call 10/15/24)	390	379,193
3.25%, 08/15/25 (Call 05/15/25)	760	731,755
3.25%, 02/05/50 (Call 08/05/49)(a)	2,157	1,558,772
3.35%, 08/15/46 (Call 02/15/46)	130	92,775
3.38%, 02/01/35 (Call 08/01/34)	865	730,391
3.38%, 02/14/42 (Call 08/14/41)	590	460,605
3.50%, 02/14/53 (Call 08/14/52)	1,445	1,074,182
3.55%, 08/15/39 (Call 02/15/39)	642	520,880
3.55%, 05/20/61 (Call 11/20/60)(a)	818	577,407
3.60%, 09/15/37 (Call 03/15/37)(a)	787	658,264
3.70%, 03/01/29 (Call 12/01/28)	1,316	1,247,362
3.75%, 07/15/25 (Call 05/15/25)	757	735,419
3.75%, 02/05/70 (Call 08/05/69)(a)	665	483,745
3.80%, 10/01/51 (Call 04/01/51)	1,350	1,066,231
3.80%, 04/06/71 (Call 10/06/70)	695	510,408
3.84%, 03/20/60 (Call 09/20/59)	2,152	1,648,340
3.85%, 02/14/72 (Call 08/14/71)	585	433,111
3.88%, 02/01/55 (Call 08/01/54)	550	426,996
3.95%, 09/10/28 (Call 06/10/28)(a)	1,432	1,377,638
3.95%, 08/15/59 (Call 02/15/59)	590	457,342
4.00%, 04/15/47 (Call 10/15/46)	705	569,408
4.05%, 11/15/45 (Call 05/15/45)	635	515,183
4.05%, 03/01/46 (Call 09/01/45)	613	499,228
4.10%, 09/15/67 (Call 03/15/67)	672	533,218
4.30%, 03/01/49 (Call 09/01/48)	758	648,461
4.50%, 01/20/33 (Call 10/20/32)(a)	760	737,497
4.50%, 09/10/48 (Call 03/10/48)	565	495,329
4.75%, 02/21/26 (Call 01/21/26)	820	815,621
4.95%, 09/09/52 (Call 03/09/52)(a)	660	637,888
4.96%, 05/15/53 (Call 11/15/52)	630	605,010
5.15%, 01/20/63 (Call 07/20/62)	570	545,943
6.63%, 02/01/29(a)	27	29,256
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	367	355,516
2.40%, 11/15/26 (Call 08/15/26)	653	607,881
2.50%, 09/01/29 (Call 06/01/29)	657	582,416
2.80%, 11/15/24 (Call 09/15/24)	532	516,061
3.05%, 11/15/27 (Call 08/15/27)	1,351	1,264,889
3.40%, 03/15/29 (Call 12/15/28)	1,132	1,059,460
3.40%, 11/15/46 (Call 05/15/46)	810	606,318
3.40%, 09/01/49 (Call 03/01/49)(a)	668	509,925
3.63%, 10/01/42(a)	396	321,701
3.75%, 11/15/47 (Call 05/15/47)	1,325	1,071,637
3.90%, 04/01/25 (Call 03/01/25)	1,424	1,394,598
4.25%, 03/15/49 (Call 09/15/48)	899	775,208

Security	Par (000)	Value

Transportation (continued)
4.45%, 04/01/30 (Call 01/01/30)	$1,167	$1,148,868
4.88%, 03/03/33 (Call 12/03/32)	780	779,191
4.88%, 11/15/40 (Call 05/15/40)(a)	899	864,968
5.05%, 03/03/53 (Call 09/03/52)	1,140	1,113,536
5.20%, 04/01/40 (Call 10/01/39)	657	656,768
5.30%, 04/01/50 (Call 10/01/49)(a)	1,370	1,390,320
6.20%, 01/15/38	1,914	2,139,473
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	240	278,649
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,640	1,469,760
1.50%, 09/22/28 (Call 07/22/28)	1,395	1,204,834
1.80%, 09/22/31 (Call 06/22/31)(a)	2,020	1,653,281
3.95%, 09/09/27 (Call 08/09/27)(a)	565	551,492
XPO Inc., 6.25%, 06/01/28 (Call 06/01/26)(b)	1,160	1,136,656

		173,640,143

Trucking & Leasing — 0.2%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	1,530	1,440,113
3.38%, 03/20/28 (Call 01/20/28)(b)	630	560,340
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	575	437,113
3.10%, 06/01/51 (Call 12/01/50)	440	272,838
3.25%, 03/30/25 (Call 12/30/24)	290	278,053
3.25%, 09/15/26 (Call 06/15/26)	828	768,678
3.50%, 03/15/28 (Call 12/15/27)(a)	413	377,103
3.50%, 06/01/32 (Call 03/01/32)	181	152,236
3.85%, 03/30/27 (Call 12/30/26)	221	207,059
4.00%, 06/30/30 (Call 03/30/30)	630	571,624
4.50%, 03/30/45 (Call 09/30/44)(a)	160	123,892
4.55%, 11/07/28 (Call 08/07/28)	400	379,917
4.70%, 04/01/29 (Call 01/01/29)(a)	625	594,077
4.90%, 03/15/33 (Call 12/15/32)(a)	535	500,817
5.20%, 03/15/44 (Call 09/15/43)(a)	290	252,614
5.45%, 09/15/33 (Call 06/15/33)(a)	325	318,052
Penske Truck Leasing Co. LP/PTL Finance Corp
1.20%, 11/15/25 (Call 10/15/25)(b)	937	843,564
1.70%, 06/15/26 (Call 05/15/26)(b)	1,652	1,471,712
2.70%, 11/01/24 (Call 10/01/24)(b)	698	669,848
3.35%, 11/01/29 (Call 08/01/29)(b)	563	482,025
3.40%, 11/15/26 (Call 08/15/26)(b)	903	837,840
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	956	924,354
4.00%, 07/15/25 (Call 06/15/25)(b)	694	668,377
4.20%, 04/01/27 (Call 01/01/27)(b)	772	726,858
4.40%, 07/01/27 (Call 06/01/27)(b)	597	563,829
4.45%, 01/29/26 (Call 11/29/25)(b)	737	710,092
5.70%, 02/01/28 (Call 01/01/28)(a)(b)	790	780,884
5.75%, 05/24/26 (Call 04/24/26)(b)	475	471,710
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	485	482,117
6.05%, 08/01/28 (Call 07/01/28)(b)	1,100	1,100,955
6.20%, 06/15/30 (Call 04/15/30)(b)	630	632,822
Series 144A, 5.55%, 05/01/28 (Call 04/01/28)(b)	755	740,675
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	1,075	952,294
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	565	482,613
5.45%, 05/03/28(b)	625	616,130
5.70%, 07/25/33 (Call 04/25/33)(b)	720	697,722

		22,090,947

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	$590	$516,223
3.38%, 01/20/27 (Call 12/20/26)(a)	672	594,335

		1,110,558

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	640	524,868
2.80%, 05/01/30 (Call 02/01/30)	865	748,904
2.95%, 09/01/27 (Call 06/01/27)	977	899,662
3.00%, 12/01/26 (Call 09/01/26)	475	443,154
3.25%, 06/01/51 (Call 12/01/50)(a)	550	385,068
3.40%, 03/01/25 (Call 12/01/24)	936	907,088
3.45%, 06/01/29 (Call 03/01/29)	906	830,918
3.45%, 05/01/50 (Call 11/01/49)	704	510,168
3.75%, 09/01/28 (Call 06/01/28)(a)	642	609,795
3.75%, 09/01/47 (Call 03/01/47)	826	640,914
4.00%, 12/01/46 (Call 06/01/46)	541	427,952
4.15%, 06/01/49 (Call 12/01/48)	629	520,217
4.20%, 09/01/48 (Call 03/01/48)	577	477,664
4.30%, 12/01/42 (Call 06/01/42)	456	389,650
4.30%, 09/01/45 (Call 03/01/45)	329	272,684
4.45%, 06/01/32 (Call 03/01/32)(a)	695	659,531
6.59%, 10/15/37	779	865,121
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	124	121,192
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	830	663,914
2.70%, 04/15/30 (Call 01/15/30)	819	689,337
3.35%, 04/15/50 (Call 10/15/49)	477	316,437
3.57%, 05/01/29 (Call 02/01/29)(a)	905	828,486
4.28%, 05/01/49 (Call 11/01/48)	791	615,659
5.30%, 05/01/52 (Call 11/01/51)	495	448,977
United Utilities PLC, 6.88%, 08/15/28	330	342,983

		14,140,343

Total Corporate Bonds & Notes — 98.0% (Cost: $10,241,170,013)		9,114,841,398

Foreign Government Obligations

Japan — 0.0%
Development Bank of Japan Inc., 4.38%, 09/22/25(b)	120	117,889

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	905	841,650

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	585,517
3.63%, 06/14/25(b)	200	193,695
4.00%, 06/14/27(b)	135	129,905
5.13%, 04/23/34(a)(b)	435	429,865
5.50%, 04/06/28(b)	10	10,165
7.00%, 02/01/27(a)	200	211,249
Korea Gas Corp.
1.13%, 07/13/26(b)	650	577,104
2.00%, 07/13/31(b)	495	399,393

Security	Par/ Shares (000)	Value

South Korea (continued)
2.25%, 07/18/26(b)	$125	$114,609
3.13%, 07/20/27(a)(b)	1,776	1,654,581
3.50%, 07/02/26(b)	495	470,317
3.88%, 07/13/27(b)	2,000	1,920,289
Korea Housing Finance Corp.
4.63%, 02/24/28(b)	500	489,291
4.63%, 02/24/33(a)(b)	540	515,357
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	480	430,177
3.13%, 07/25/27(b)	1,170	1,087,741
5.00%, 07/18/28(b)	30	29,780
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	588,021
1.25%, 04/07/26(b)	1,000	899,736
2.38%, 04/07/31(b)	970	801,682
2.50%, 10/24/26(b)	143	130,943
2.63%, 04/18/32(a)(b)	500	410,013
3.25%, 10/01/25(b)	450	429,520
3.38%, 03/27/27(b)	500	471,513

		12,980,463

Total Foreign Government Obligations — 0.1% (Cost: $14,912,193)		13,940,002

Total Long-Term Investments — 98.1% (Cost: $10,256,082,206)		9,128,781,400

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(g)(h)(i)	870,255	870,516,022
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(g)(h)	55,859	55,859,000

Total Short-Term Securities — 10.0% (Cost: $926,111,020)		926,375,022

Total Investments — 108.1% (Cost: $11,182,193,226)		10,055,156,422

Liabilities in Excess of Other Assets — (8.1)%		(753,981,981)

Net Assets — 100.0%		$ 9,301,174,441

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$756,319,806	$114,422,119	(a)	$—		$(39,124)	$(186,779)	$870,516,022	870,255	$1,901,655	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	65,729,000	—		(9,870,000	)(a)	—	—	55,859,000	55,859	1,588,164		—

						$(39,124)	$(186,779)	$926,375,022		$3,489,819		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$9,114,841,398	$—	$9,114,841,398
Foreign Government Obligations	—	13,940,002	—	13,940,002
Short-Term Securities
Money Market Funds	926,375,022	—	—	926,375,022

	$926,375,022	$9,128,781,400	$—	$10,055,156,422

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$13,473	$12,893,692
3.65%, 11/01/24 (Call 08/01/24)	9,224	9,005,530
WPP Finance 2010, 3.75%, 09/19/24	6,249	6,077,218

		27,976,440

Aerospace & Defense — 1.3%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	6,040	5,683,145
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	630	670,167
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)	5,267	5,150,112
3.85%, 12/15/25 (Call 09/15/25)(a)	6,804	6,559,113
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	39,813	36,727,710
2.25%, 06/15/26 (Call 03/15/26)(b)	3,780	3,465,017
2.50%, 03/01/25 (Call 12/01/24)	1,893	1,799,370
2.60%, 10/30/25 (Call 07/30/25)(b)	3,085	2,891,531
2.70%, 02/01/27 (Call 12/01/26)(b)	7,705	7,045,730
2.75%, 02/01/26 (Call 01/01/26)(b)	11,155	10,468,578
2.80%, 03/01/27 (Call 12/01/26)	2,759	2,520,041
2.85%, 10/30/24 (Call 07/30/24)(b)	2,421	2,334,032
3.10%, 05/01/26 (Call 03/01/26)	5,529	5,207,847
3.25%, 02/01/28 (Call 12/01/27)	6,248	5,721,870
3.25%, 03/01/28 (Call 12/01/27)	2,410	2,198,287
4.88%, 05/01/25 (Call 04/01/25)	25,664	25,309,197
5.04%, 05/01/27 (Call 03/01/27)	14,732	14,569,839
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	4,260	3,847,947
2.13%, 08/15/26 (Call 05/15/26)(b)	4,022	3,716,258
2.38%, 11/15/24 (Call 09/15/24)(b)	4,029	3,881,936
2.63%, 11/15/27 (Call 08/15/27)	1,190	1,085,949
3.25%, 04/01/25 (Call 03/01/25)	5,880	5,697,231
3.50%, 05/15/25 (Call 03/15/25)	5,684	5,517,244
3.50%, 04/01/27 (Call 02/01/27)	6,048	5,759,285
3.75%, 05/15/28 (Call 02/15/28)	5,767	5,505,935
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	5,520	5,475,849
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,280	2,130,245
4.95%, 08/15/25 (Call 05/15/25)	2,550	2,486,945
Howmet Aerospace Inc.
5.90%, 02/01/27	2,370	2,353,304
6.75%, 01/15/28	2,100	2,150,232
6.88%, 05/01/25 (Call 04/01/25)	275	276,917
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	5,000	4,864,933
3.85%, 12/15/26 (Call 09/15/26)	3,689	3,525,477
4.40%, 06/15/28 (Call 03/15/28)	11,741	11,288,709
5.40%, 01/15/27(b)	7,100	7,117,247
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	7,458	7,217,531
4.45%, 05/15/28 (Call 04/15/28)(b)	2,450	2,412,192
4.95%, 10/15/25 (Call 09/15/25)	4,265	4,252,134
5.10%, 11/15/27 (Call 10/15/27)	6,862	6,937,129
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	11,450	11,065,385
3.20%, 02/01/27 (Call 11/01/26)(b)	5,422	5,119,032
3.25%, 01/15/28 (Call 10/15/27)	14,415	13,428,310
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)(b)	5,611	5,208,797

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 05/04/27 (Call 02/04/27)	$8,637	$8,046,382
3.50%, 03/15/27 (Call 12/15/26)	8,993	8,489,988
3.95%, 08/16/25 (Call 06/16/25)	11,264	10,950,976
5.00%, 02/27/26 (Call 01/27/26)(b)	4,965	4,943,540
7.20%, 08/15/27	2,495	2,633,728

		305,708,353

Agriculture — 1.0%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	6,200	5,869,608
2.63%, 09/16/26 (Call 06/16/26)(b)	4,201	3,895,275
4.40%, 02/14/26 (Call 12/14/25)(b)	8,841	8,644,455
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	6,878	6,456,511
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	10,974	9,435,516
3.22%, 09/06/26 (Call 07/06/26)	7,589	7,086,349
3.56%, 08/15/27 (Call 05/15/27)	7,286	6,759,071
4.70%, 04/02/27 (Call 02/02/27)(b)	6,765	6,561,018
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(b)	11,514	10,426,925
4.45%, 03/16/28 (Call 02/16/28)	11,386	10,794,266
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,896	4,532,625
3.25%, 08/15/26 (Call 05/15/26)	6,224	5,862,609
3.75%, 09/25/27 (Call 06/25/27)	4,025	3,786,374
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	3,133	2,825,827
3.50%, 04/22/25 (Call 10/02/23)(a)(b)	3,695	3,589,273
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	4,410	4,214,639
4.50%, 06/24/26(a)(b)	3,900	3,849,262
4.88%, 10/10/25 (Call 09/10/25)(a)(b)	5,465	5,428,157
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(a)	5,934	5,574,676
4.25%, 07/21/25 (Call 04/21/25)(a)	11,467	11,089,178
6.13%, 07/27/27 (Call 06/27/27)(a)	7,085	7,162,562
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5,798	5,191,257
1.50%, 05/01/25 (Call 04/01/25)	6,019	5,648,586
2.75%, 02/25/26 (Call 11/25/25)(b)	5,566	5,251,603
3.13%, 08/17/27 (Call 05/17/27)(b)	2,660	2,477,152
3.13%, 03/02/28 (Call 12/02/27)	1,465	1,345,103
3.25%, 11/10/24	5,208	5,071,591
3.38%, 08/11/25 (Call 05/11/25)(b)	5,313	5,121,719
4.88%, 02/13/26	12,610	12,487,058
4.88%, 02/15/28 (Call 01/15/28)	17,783	17,553,419
5.00%, 11/17/25	5,675	5,641,774
5.13%, 11/15/24	7,625	7,587,193
5.13%, 11/17/27 (Call 10/17/27)	12,533	12,509,460
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	12,106	11,843,600
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)(b)	4,567	4,123,706
4.90%, 04/21/27 (Call 03/21/27)(a)	3,615	3,497,615

		239,195,012

Airlines — 0.3%
Delta Air Lines Inc.
4.50%, 10/20/25(a)	9,111	8,905,244
7.00%, 05/01/25(a)	6,397	6,482,152

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 10/02/23)(a)	$20,453	$20,381,435
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(b)	1,477	1,376,518
3.45%, 11/16/27 (Call 08/16/27)	275	253,559
5.13%, 06/15/27 (Call 04/15/27)	12,486	12,337,864
5.25%, 05/04/25 (Call 04/04/25)	10,305	10,238,370

		59,975,142

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)	3,867	3,798,863
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(b)	7,562	7,004,027
2.40%, 03/27/25 (Call 02/27/25)	7,951	7,606,982
2.75%, 03/27/27 (Call 01/27/27)(b)	7,168	6,697,976
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(b)	4,007	3,878,844
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(b)	3,726	3,607,901
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(b)	2,910	2,715,498
4.25%, 04/01/25 (Call 01/01/25)	838	814,008
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(b)	5,610	5,287,618
2.80%, 04/23/27 (Call 02/23/27)(b)	4,306	3,911,667

		45,323,384

Auto Manufacturers — 3.8%
American Honda Finance Corp.
1.00%, 09/10/25(b)	6,335	5,806,029
1.20%, 07/08/25	6,641	6,157,010
1.30%, 09/09/26	4,658	4,157,964
1.50%, 01/13/25(b)	9,607	9,111,233
2.00%, 03/24/28	5,250	4,595,220
2.30%, 09/09/26	2,474	2,273,533
2.35%, 01/08/27	1,809	1,655,457
3.50%, 02/15/28	205	192,343
4.70%, 01/12/28(b)	6,230	6,149,774
4.75%, 01/12/26	3,700	3,661,967
5.00%, 05/23/25	5,260	5,211,612
5.13%, 07/07/28	6,309	6,313,238
5.25%, 07/07/26	4,560	4,567,410
Series A, 4.60%, 04/17/25	6,455	6,369,967
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(a)	4,291	3,841,406
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	8,593	8,114,763
3.25%, 04/01/25(a)(b)	3,240	3,143,492
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,175	1,106,145
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	5,025	4,761,020
3.75%, 04/12/28 (Call 01/12/28)(a)	5,595	5,295,031
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	14,159	13,861,496
5.05%, 08/11/28 (Call 07/11/28)(a)	6,390	6,346,308
5.30%, 08/11/25(a)(b)	4,145	4,130,649
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	4,334	3,967,919
7.13%, 03/01/28	22	23,701
Daimler Finance North America LLC
1.45%, 03/02/26(a)	8,464	7,714,693
2.13%, 03/10/25(a)(b)	4,314	4,102,493
3.30%, 05/19/25(a)	5,187	5,008,893

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)	$7,543	$7,159,998
2.00%, 12/14/26(a)(b)	9,208	8,277,589
3.50%, 04/07/25(a)	5,142	4,968,438
3.65%, 04/07/27(a)(b)	4,673	4,427,998
5.13%, 01/19/28(a)(b)	3,570	3,524,375
5.15%, 01/16/26(a)	4,730	4,694,189
5.20%, 01/17/25(a)	5,145	5,109,269
5.40%, 09/20/28(a)	5,000	4,987,847
5.60%, 08/08/25(a)	3,745	3,738,796
General Motors Co.
4.00%, 04/01/25(b)	5,191	5,047,268
4.20%, 10/01/27 (Call 07/01/27)(b)	5,721	5,390,094
6.13%, 10/01/25 (Call 09/01/25)	15,454	15,514,413
6.80%, 10/01/27 (Call 08/01/27)(b)	7,602	7,836,101
General Motors Financial Co. Inc.
1.20%, 10/15/24(b)	8,370	7,935,387
1.25%, 01/08/26 (Call 12/08/25)	12,189	10,965,089
1.50%, 06/10/26 (Call 05/10/26)	9,521	8,451,257
2.35%, 02/26/27 (Call 01/26/27)	7,708	6,852,483
2.40%, 04/10/28 (Call 02/10/28)(b)	6,060	5,238,483
2.70%, 08/20/27 (Call 06/20/27)	7,017	6,240,316
2.75%, 06/20/25 (Call 05/20/25)	9,824	9,276,625
2.90%, 02/26/25 (Call 01/26/25)	10,305	9,839,464
3.50%, 11/07/24 (Call 09/07/24)	7,386	7,173,719
3.80%, 04/07/25(b)	6,817	6,584,985
3.85%, 01/05/28 (Call 10/05/27)(b)	2,080	1,916,628
4.00%, 01/15/25 (Call 10/15/24)	8,492	8,254,988
4.00%, 10/06/26 (Call 07/06/26)	6,740	6,370,461
4.30%, 07/13/25 (Call 04/13/25)	6,972	6,769,587
4.35%, 04/09/25 (Call 02/09/25)	8,927	8,706,535
4.35%, 01/17/27 (Call 10/17/26)	9,568	9,103,416
5.00%, 04/09/27 (Call 03/09/27)	9,054	8,823,701
5.25%, 03/01/26 (Call 12/01/25)(b)	9,782	9,633,204
5.40%, 04/06/26(b)	7,880	7,781,967
5.80%, 06/23/28 (Call 05/23/28)	6,359	6,304,201
6.00%, 01/09/28 (Call 12/09/27)	11,060	11,087,368
6.05%, 10/10/25	9,905	9,914,255
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	7,786	7,436,174
2.53%, 03/10/27 (Call 02/10/27)(b)	10,715	9,851,395
Hyundai Capital America
1.00%, 09/17/24(a)(b)	7,828	7,440,805
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	7,072	6,400,440
1.50%, 06/15/26 (Call 05/15/26)(a)	6,479	5,795,162
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	7,370	6,545,019
1.80%, 10/15/25 (Call 09/15/25)(a)	6,507	6,001,824
1.80%, 01/10/28 (Call 11/08/27)(a)	4,655	3,941,119
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	5,500	4,638,997
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	3,785	3,316,364
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,547	4,346,697
2.75%, 09/27/26(a)(b)	3,399	3,120,115
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	3,354	3,066,477
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	5,661	5,303,173
5.50%, 03/30/26(a)	5,495	5,471,884
5.60%, 03/30/28 (Call 02/29/28)(a)(b)	6,845	6,808,810
5.65%, 06/26/26(a)(b)	6,315	6,301,797
5.68%, 06/26/28 (Call 05/26/28)(a)	7,805	7,761,096
5.80%, 06/26/25(a)(b)	3,055	3,058,670
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	7,502	7,507,472

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	$2,821	$2,533,408
2.13%, 04/24/25(a)	220	207,354
2.50%, 01/24/27(a)	3,580	3,238,907
3.63%, 08/29/27(a)(b)	1,665	1,546,634
Kia Corp.
1.75%, 10/16/26(a)(b)	2,695	2,394,883
2.38%, 02/14/25(a)	1,535	1,462,399
2.75%, 02/14/27(a)	4,025	3,673,300
3.25%, 04/21/26(a)(b)	905	851,907
3.50%, 10/25/27(a)	350	323,951
Mercedes-Benz Finance North America LLC
3.45%, 01/06/27(a)(b)	5,668	5,360,386
3.50%, 08/03/25(a)(b)	4,633	4,478,742
3.75%, 02/22/28(a)(b)	5,615	5,308,954
4.80%, 03/30/28(a)	8,347	8,212,539
5.10%, 08/03/28(a)(b)	4,780	4,763,686
5.20%, 08/03/26(a)(b)	2,565	2,559,944
5.25%, 11/29/27(a)(b)	4,773	4,785,939
5.38%, 08/01/25(a)(b)	2,565	2,562,356
5.38%, 11/26/25(a)	4,425	4,426,928
5.50%, 11/27/24(a)(b)	6,485	6,475,288
Series 144A, 4.80%, 03/30/26(a)(b)	7,680	7,605,896
Series 144A, 4.95%, 03/30/25(a)	6,147	6,115,503
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26 (Call 08/16/26)(a)	2,690	2,330,110
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	9,735	8,675,278
2.75%, 03/09/28 (Call 01/09/28)(a)	7,388	6,237,664
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(a)	2,195	2,077,702
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	21,465	19,661,425
PACCAR Financial Corp.
0.90%, 11/08/24(b)	3,688	3,503,909
1.10%, 05/11/26(b)	912	824,532
1.80%, 02/06/25	4,194	3,990,728
2.00%, 02/04/27(b)	1,062	961,967
2.85%, 04/07/25	835	803,048
3.55%, 08/11/25	4,255	4,135,073
4.45%, 03/30/26(b)	3,778	3,745,111
4.60%, 01/10/28(b)	2,150	2,132,587
4.95%, 10/03/25(b)	2,720	2,711,832
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)	7,589	6,637,002
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	3,840	3,842,075
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	8,034	7,317,305
5.12%, 07/13/28 (Call 06/13/28)(b)	4,430	4,471,774
5.28%, 07/13/26 (Call 06/13/26)(b)	2,770	2,784,240
Toyota Motor Credit Corp.
0.80%, 10/16/25(b)	8,374	7,638,166
0.80%, 01/09/26	5,611	5,084,636
1.13%, 06/18/26	7,650	6,881,339
1.15%, 08/13/27(b)	1,480	1,280,848
1.45%, 01/13/25	9,343	8,870,435
1.80%, 02/13/25	11,108	10,570,371
1.90%, 01/13/27(b)	8,520	7,708,270
1.90%, 04/06/28(b)	100	88,144
2.00%, 10/07/24(b)	5,051	4,863,891
3.00%, 04/01/25	9,875	9,531,113

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 03/22/27	$12,485	$11,716,973
3.05%, 01/11/28(b)	865	801,860
3.20%, 01/11/27(b)	1,550	1,463,249
3.40%, 04/14/25(b)	4,416	4,285,242
3.65%, 08/18/25	5,700	5,533,414
3.95%, 06/30/25	9,928	9,699,128
4.40%, 09/20/24	9,250	9,148,384
4.45%, 05/18/26	6,465	6,374,987
4.55%, 09/20/27	10,695	10,530,993
4.63%, 01/12/28(b)	10,785	10,671,401
4.80%, 01/10/25	9,187	9,122,025
5.00%, 08/14/26(b)	6,200	6,194,812
5.40%, 11/10/25	4,875	4,899,342
5.45%, 11/10/27(b)	7,750	7,896,539
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(a)(b)	9,256	8,437,704
1.63%, 11/24/27 (Call 09/24/27)(a)	3,570	3,076,305
2.85%, 09/26/24(a)(b)	2,455	2,378,604
3.20%, 09/26/26(a)(b)	3,568	3,336,666
3.35%, 05/13/25(a)	8,307	7,993,014
3.95%, 06/06/25(a)	6,480	6,289,505
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	8,211	7,907,660
4.63%, 11/13/25(a)(b)	5,741	5,658,131

		877,320,167

Auto Parts & Equipment — 0.2%
Aptiv PLC, 2.40%, 02/18/25 (Call 09/11/23)	5,359	5,101,595
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(b)	8,398	7,608,259
3.38%, 03/15/25 (Call 12/15/24)(b)	4,842	4,675,840
5.00%, 10/01/25(a)(b)	6,344	6,234,651
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	4,382	3,885,070
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(b)	3,093	2,899,778
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)(b)	3,230	3,136,906
5.98%, 03/21/26 (Call 03/21/24)(b)	550	551,023

		34,093,122

Banks — 33.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(a)(c)	3,750	3,307,889
4.75%, 07/28/25(a)	8,803	8,547,396
4.80%, 04/18/26(a)	5,906	5,684,336
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)(c)	2,680	2,745,231
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)(c)	2,855	2,804,415
ANZ New Zealand International Ltd., 5.36%, 08/14/28(a)	9,400	9,366,334
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(a)	4,858	4,337,250
2.17%, 02/18/25(a)	787	748,198
3.45%, 07/17/27(a)(b)	3,414	3,184,870
3.45%, 01/21/28(a)(b)	2,630	2,429,192
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	3,923	3,484,652
5.35%, 06/15/26(a)(b)	2,555	2,537,305
5.40%, 11/29/27(a)	4,350	4,327,089

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(c)	$8,828	$8,202,952
3.70%, 11/16/25	8,908	8,618,765
4.40%, 05/19/26(a)(b)	11,478	11,033,347
4.83%, 02/03/25(a)	960	952,700
5.09%, 12/08/25	2,885	2,872,201
5.38%, 07/03/25	7,725	7,729,519
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(b)	4,433	4,044,100
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)(c)	6,298	6,245,973
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(c)	5,530	5,553,635
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b)	260	239,145
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	654	625,606
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(c)	5,438	5,051,289
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(c)	3,525	3,145,809
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	620	568,787
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	330	311,037
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)(b)	2,130	2,010,293
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(a)	245	227,375
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)	639	611,399
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(a)	8,014	7,922,513
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	10,881	9,564,005
1.85%, 03/25/26	11,348	10,248,694
2.75%, 05/28/25	12,193	11,535,812
3.50%, 03/24/25	8,527	8,217,559
3.80%, 02/23/28	11,100	10,163,566
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(c)	10,725	10,056,716
4.25%, 04/11/27	7,640	7,225,433
4.38%, 04/12/28	9,950	9,346,536
5.15%, 08/18/25	7,085	6,969,383
5.18%, 11/19/25	12,392	12,112,604
5.29%, 08/18/27	12,798	12,546,209
5.59%, 08/08/28	9,600	9,514,007
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(b)	2,077	1,981,294
Bangkok Bank PCL/Hong Kong, 4.30%, 06/15/27 (Call 05/15/27)(a)	590	570,495
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(c)	13,006	12,308,302
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(c)	20,139	18,250,273

Security	Par (000)	Value

Banks (continued)
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	$23,298	$21,440,215
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(c)	12,325	11,654,659
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	46,341	41,465,428
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(c)	12,162	11,467,738
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	7,970	6,800,038
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)(c)	19,346	18,595,488
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(c)	21,965	19,865,320
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(c)	15,289	14,809,459
3.25%, 10/21/27 (Call 10/21/26)(b)	8,501	7,919,588
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(c)	16,383	15,799,593
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(c)	23,313	22,404,639
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	41,737	38,273,088
3.50%, 04/19/26(b)	18,171	17,280,671
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	23,007	21,797,242
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	18,410	17,135,613
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(c)	19,540	18,290,905
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(c)	23,370	22,032,135
3.88%, 08/01/25(b)	14,308	13,926,421
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	12,148	11,352,472
4.00%, 01/22/25	19,601	19,093,591
4.25%, 10/22/26	16,643	15,983,244
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(c)	6,188	5,839,677
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(c)	21,782	20,908,618
4.45%, 03/03/26	15,657	15,224,368
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(c)	16,061	15,761,351
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	26,340	25,789,553
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(c)	22,895	22,594,044
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	27,115	26,705,051
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	17,295	17,692,579
6.22%, 09/15/26	1,884	1,922,657
Series L, 3.95%, 04/21/25	20,000	19,358,922
Series L, 4.18%, 11/25/27 (Call 11/25/26)	15,754	14,953,264
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(c)	21,941	19,825,836
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	12,170	12,229,195
5.65%, 08/18/25 (Call 07/18/25)(b)	11,800	11,840,076

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of China Ltd., 5.00%, 11/13/24(a)	$25,860	$25,530,153
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(a)(b)(c)	6,459	5,682,757
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(c)	9,160	9,138,184
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(c)	7,775	6,979,022
1.25%, 09/15/26(b)	8,679	7,692,315
1.50%, 01/10/25	10,120	9,573,429
1.85%, 05/01/25	11,091	10,418,752
2.65%, 03/08/27	8,382	7,645,119
3.70%, 06/07/25(b)	9,145	8,833,689
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)(c)	9,505	8,415,445
5.20%, 12/12/24	7,125	7,084,891
5.20%, 02/01/28 (Call 01/01/28)	11,009	10,916,523
5.30%, 06/05/26	7,045	7,020,626
Series H, 4.70%, 09/14/27 (Call 08/14/27)	9,468	9,233,130
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(b)	3,223	2,910,067
1.05%, 10/15/26 (Call 09/15/26)	3,801	3,341,698
1.60%, 04/24/25 (Call 03/24/25)	9,762	9,172,168
1.65%, 07/14/28 (Call 05/14/28)	188	160,360
2.05%, 01/26/27 (Call 12/26/26)(b)	6,372	5,758,425
2.10%, 10/24/24	8,625	8,314,379
2.45%, 08/17/26 (Call 05/17/26)	5,797	5,366,443
2.80%, 05/04/26 (Call 02/04/26)	5,667	5,321,736
3.25%, 05/16/27 (Call 02/16/27)	4,943	4,634,935
3.35%, 04/25/25 (Call 03/25/25)(b)	7,490	7,220,500
3.40%, 01/29/28 (Call 10/29/27)(b)	2,955	2,752,816
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(c)	6,185	5,822,825
3.85%, 04/28/28(b)	4,815	4,577,997
3.95%, 11/18/25 (Call 10/18/25)	2,892	2,796,145
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(b)(c)	3,883	3,704,535
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(c)	9,205	8,998,829
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(c)	8,915	8,654,180
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(c)	10,785	10,616,124
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(b)(c)	3,160	3,140,958
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(c)	6,470	6,432,763
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(c)	9,459	9,567,524
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,270	6,040,276
Series J, 0.85%, 10/25/24 (Call 09/25/24)(b)	6,225	5,895,630
Bank of New Zealand
1.00%, 03/03/26(a)(b)	3,224	2,889,692
2.00%, 02/21/25(a)	523	494,996
2.29%, 01/27/27(a)	3,721	3,364,071
4.85%, 02/07/28(a)(b)	6,983	6,809,167
Bank of Nova Scotia (The)
1.05%, 03/02/26	7,056	6,329,467
1.30%, 06/11/25(b)	8,284	7,672,339

Security	Par (000)	Value

Banks (continued)
1.30%, 09/15/26	$6,255	$5,542,530
1.35%, 06/24/26	5,469	4,884,552
1.45%, 01/10/25	11,071	10,472,062
1.95%, 02/02/27	4,790	4,290,372
2.20%, 02/03/25	10,318	9,826,341
2.70%, 08/03/26(b)	8,960	8,319,325
2.95%, 03/11/27	4,966	4,585,944
3.45%, 04/11/25	13,862	13,390,116
4.50%, 12/16/25(b)	9,527	9,236,567
4.75%, 02/02/26	9,108	8,945,605
4.90%, (Call 06/04/25), (5-year CMT + 4.551%)(c)(d)	8,713	8,036,958
5.25%, 12/06/24	8,751	8,702,990
5.25%, 06/12/28	8,540	8,464,896
5.45%, 06/12/25(b)	5,620	5,587,185
8.63%, 10/27/82 (Call 10/27/27), (5-year CMT + 4.389%)(c)	4,850	4,943,969
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5-year CMT + 2.613%)(c)	4,296	3,059,898
Bank One Michigan, 8.25%, 11/01/24	220	225,911
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(b)(c)	1,290	994,433
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	675	636,102
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(a)(b)	2,128	1,985,784
1.60%, 10/04/26(a)	6,780	6,001,603
2.38%, 11/21/24(a)(b)	1,459	1,400,369
4.52%, 07/13/25(a)(b)	3,748	3,661,256
4.75%, 07/13/27(a)(b)	5,150	4,998,115
4.94%, 01/26/26(a)	8,910	8,732,897
5.79%, 07/13/28(a)(b)	7,870	7,904,792
5.90%, 07/13/26(a)	6,110	6,128,638
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(c)	12,362	10,977,924
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(c)	12,346	11,668,476
3.65%, 03/16/25	14,150	13,648,148
4.34%, 01/10/28 (Call 01/10/27)(b)	13,405	12,639,909
4.38%, 01/12/26(b)	18,166	17,511,217
4.84%, 05/09/28 (Call 05/07/27)	3,610	3,345,165
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(c)	16,740	15,909,573
5.20%, 05/12/26	15,085	14,637,632
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(c)	9,667	9,524,286
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	12,008	11,713,995
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(c)	16,070	15,922,656
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(b)(c)	10,715	10,959,076
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	15,391	16,022,544
BBVA Bancomer SA, 1.88%, 09/18/25(a)	2,400	2,207,242
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(c)	15,623	14,048,413
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(c)	14,098	12,583,392

128	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(c)	$13,340	$11,445,844
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(c)	14,469	13,517,493
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)(c)	12,530	11,282,750
2.82%, 11/19/25 (Call 11/19/24), (3-mo. SOFR + 1.373%)(a)(c)	14,848	14,247,425
3.38%, 01/09/25(a)(b)	14,969	14,474,104
3.50%, 11/16/27(a)(b)	4,695	4,342,044
4.25%, 10/15/24	7,208	7,051,630
4.38%, 09/28/25(a)	6,672	6,447,378
4.38%, 05/12/26(a)	8,420	8,109,648
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(b)(c)	9,175	8,307,479
4.40%, 08/14/28(a)	1,165	1,101,212
4.63%, 03/13/27(a)(b)	12,088	11,589,258
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(c)	3,120	3,056,688
BPCE SA
1.00%, 01/20/26(a)	12,558	11,257,436
1.63%, 01/14/25(a)(b)	5,775	5,450,890
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(c)	9,427	8,568,687
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(c)	7,575	6,707,934
2.38%, 01/14/25(a)	8,351	7,898,211
3.25%, 01/11/28(a)	6,980	6,326,150
3.38%, 12/02/26(b)	4,955	4,612,851
3.50%, 10/23/27(a)(b)	7,990	7,295,697
4.50%, 03/15/25(a)	8,266	8,004,671
4.75%, 07/19/27(a)	5,630	5,441,575
4.88%, 04/01/26(a)	5,498	5,303,326
5.13%, 01/18/28(a)(b)	5,813	5,700,881
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(a)(c)	9,085	9,038,971
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(b)(c)	1,369	1,261,698
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(c)	8,880	8,819,191
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	9,153	8,338,442
1.00%, 10/18/24	4,937	4,682,280
1.25%, 06/22/26	3,346	2,982,105
2.25%, 01/28/25	7,846	7,477,728
3.30%, 04/07/25	8,640	8,327,362
3.45%, 04/07/27	6,870	6,416,120
3.95%, 08/04/25	4,500	4,360,825
5.00%, 04/28/28 (Call 03/28/28)	8,165	7,995,740
5.14%, 04/28/25	7,480	7,416,241
5.61%, 07/17/26(b)	2,300	2,306,153
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(b)(c)	2,631	2,488,067
CIMB Bank Bhd, 2.13%, 07/20/27(a)	4,195	3,739,989
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(c)	19,290	17,287,840
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(c)	7,524	7,118,382

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	$20,896	$18,607,051
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(c)	17,390	16,451,368
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(c)	20,130	18,478,543
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(c)	27,768	26,574,330
3.20%, 10/21/26 (Call 07/21/26)	25,092	23,400,763
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)(c)	15,405	14,797,822
3.30%, 04/27/25	13,753	13,285,123
3.40%, 05/01/26	16,260	15,384,890
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(c)	17,879	16,500,055
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)(c)	23,230	21,603,342
3.70%, 01/12/26(b)	16,913	16,215,738
3.88%, 03/26/25	10,809	10,470,553
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(c)	22,052	20,832,093
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(c)	3,345	3,136,234
4.13%, 07/25/28	2,824	2,632,941
4.30%, 11/20/26	8,601	8,263,378
4.40%, 06/10/25(b)	21,091	20,565,864
4.45%, 09/29/27	33,046	31,587,413
4.60%, 03/09/26(b)	12,592	12,260,544
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(c)	16,355	15,926,767
5.50%, 09/13/25	13,271	13,196,508
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(c)	15,391	15,320,741
6.63%, 01/15/28(b)	390	411,180
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	2,269	2,105,211
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)(c)	5,003	4,665,800
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)(b)	4,036	3,756,345
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(c)	5,290	5,121,550
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)(b)	3,975	3,607,892
4.30%, 12/03/25 (Call 11/03/25)(b)	2,599	2,453,929
Comerica Bank, 4.00%, 07/27/25(b)	743	695,931
Comerica Inc., 3.80%, 07/22/26(b)	845	773,828
Commonwealth Bank of Australia
1.13%, 06/15/26(a)	10,215	9,146,158
2.30%, 03/14/25(a)(b)	5,930	5,678,169
2.55%, 03/14/27(a)(b)	7,757	7,100,894
2.63%, 09/06/26(a)(b)	5,832	5,424,455
2.85%, 05/18/26(a)(b)	3,185	2,990,237
3.15%, 09/19/27(a)(b)	5,780	5,374,065
3.90%, 03/16/28(a)(b)	200	191,259
4.50%, 12/09/25(a)(b)	2,987	2,896,305
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	4,688	4,673,000
5.32%, 03/13/26	10,397	10,434,931

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)(c)	$12,874	$11,640,057
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(c)	11,432	10,180,591
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)(c)	6,134	5,651,994
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)(c)	8,335	7,356,375
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(a)(b)(c)	8,529	7,918,112
3.75%, 07/21/26	8,651	8,119,065
4.38%, 08/04/25	10,013	9,705,381
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(c)	8,079	7,779,425
5.50%, 07/18/25	5,095	5,094,251
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(b)(c)	7,485	7,395,785
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	6,612	6,382,562
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(b)	7,570	7,169,089
5.00%, 01/13/25	1,280	1,270,041
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	866	814,825
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(c)	9,368	8,396,849
2.02%, 01/11/27(a)(b)	6,482	5,818,928
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(c)	8,908	7,989,123
4.38%, 03/17/25(a)	9,846	9,541,969
5.30%, 07/12/28(a)(b)	8,300	8,284,606
5.57%, 02/28/25(a)	250	248,677
5.59%, 07/05/26(a)	9,045	9,042,093
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(c)	10,407	9,687,637
2.38%, 01/22/25(a)(b)	1,939	1,847,744
3.25%, 10/04/24(a)(b)	10,025	9,739,763
4.13%, 01/10/27(a)(b)	6,768	6,450,136
Credit Suisse AG, 7.95%, 01/09/25(b)	9,610	9,797,882
Credit Suisse AG/New York
1.25%, 08/07/26	9,322	8,166,545
2.95%, 04/09/25	8,821	8,374,684
3.70%, 02/21/25	14,410	13,890,840
5.00%, 07/09/27	8,340	8,125,743
7.50%, 02/15/28	17,845	19,085,292
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24), (1-year CMT + 0.550%)(a)(c)	6,040	5,713,773
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(c)	6,796	5,968,083
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(b)(c)	4,252	3,872,504
3.24%, 12/20/25 (Call 12/20/24), (3-mo. LIBOR US + 1.591%)(a)(c)	2,653	2,541,539
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(c)	8,526	8,020,379
4.38%, 06/12/28(a)	1,410	1,313,892

Security	Par (000)	Value

Banks (continued)
6.47%, 01/09/26 (Call 01/09/25), (1-year CMT + 2.100%)(a)(c)	$7,617	$7,620,487
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	805	764,796
1.19%, 03/15/27(a)	2,860	2,519,560
Deutsche Bank AG
4.10%, 01/13/26(b)	1,033	985,431
4.50%, 04/01/25(b)	6,815	6,566,126
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(c)	7,055	7,012,616
Deutsche Bank AG/New York NY
1.69%, 03/19/26(b)	9,552	8,677,523
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(c)	12,419	11,267,364
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(c)	14,484	12,699,066
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(c)	9,338	8,254,947
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(c)	14,444	13,942,881
4.10%, 01/13/26(b)	475	453,088
4.16%, 05/13/25(b)	1,630	1,586,993
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(c)	7,055	6,187,205
5.37%, 09/09/27(b)	4,805	4,764,727
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)(c)	11,990	12,139,360
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)(c)	8,630	8,759,092
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	6,519	5,969,049
4.25%, 03/13/26	2,097	1,993,726
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24), (1-year CMT + 0.330%)(a)(b)(c)	7,065	6,692,550
1.13%, 09/16/26 (Call 09/16/25), (1-year CMT + 0.850%)(a)(b)(c)	6,793	6,137,761
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(c)	7,008	6,218,223
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(a)(c)	4,845	4,204,785
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(a)(c)	5,070	5,078,649
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(a)(b)	4,849	4,587,172
4.40%, 08/23/25(a)(b)	4,205	4,081,192
4.55%, 08/23/27(a)	2,913	2,836,448
5.28%, 01/23/26 (Call 01/23/25), (1-day SOFR + 1.094%)(a)(c)	2,430	2,399,368
5.70%, 03/14/28(a)(b)	5,847	5,855,367
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	10,650	9,263,149
2.38%, 01/28/25 (Call 12/28/24)(b)	2,490	2,369,388
2.55%, 05/05/27 (Call 04/05/27)	4,300	3,843,913
3.95%, 03/14/28 (Call 02/14/28)(b)	1,665	1,543,365
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(b)(c)	4,570	4,276,330
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(c)	7,295	7,384,411

130	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(c)	$8,333	$8,399,435
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(b)	2,415	2,140,128
3.85%, 03/15/26 (Call 02/15/26)(b)	2,945	2,747,791
3.95%, 07/28/25 (Call 06/28/25)	2,677	2,583,888
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(b)(c)	1,900	1,758,163
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(b)	709	670,283
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(c)	937	896,830
6.13%, 03/09/28	2,568	2,579,624
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(b)	875	847,248
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(c)	8,120	7,532,153
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(c)	16,777	15,059,313
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	22,574	20,240,797
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(c)	22,680	20,027,704
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	33,043	29,405,460
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(c)	25,945	23,480,531
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(c)	19,974	19,370,612
3.50%, 01/23/25 (Call 10/23/24)	20,431	19,784,758
3.50%, 04/01/25 (Call 03/01/25)	27,102	26,146,765
3.50%, 11/16/26 (Call 11/16/25)	23,407	22,000,965
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	27,584	25,791,626
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(c)	20,704	19,382,127
3.75%, 05/22/25 (Call 02/22/25)(b)	17,557	16,970,443
3.75%, 02/25/26 (Call 11/25/25)(b)	14,772	14,168,483
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	13,175	12,190,890
3.85%, 01/26/27 (Call 01/26/26)	25,398	24,105,316
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(c)	19,360	18,240,119
4.25%, 10/21/25	16,032	15,557,065
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(c)	6,588	6,393,748
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)(c)	24,545	23,616,669
5.70%, 11/01/24	17,242	17,208,966
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(c)	13,430	13,388,610
5.95%, 01/15/27(b)	9,078	9,173,331
Hana Bank
1.25%, 12/16/26(a)(b)	280	243,825
3.25%, 03/30/27(a)	3,510	3,287,372
3.50%, (Call 10/19/26), (5-year CMT + 2.409%)(a)(c)(d)	2,060	1,824,130
4.38%, 09/30/24(a)	225	220,412

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(c)	$15,422	$13,702,539
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(c)	15,613	14,542,866
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(c)	15,210	13,071,733
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(c)	17,043	15,885,579
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(c)	700	586,431
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(c)	19,090	17,023,421
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(c)	17,547	16,827,115
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(c)	14,016	13,377,681
3.90%, 05/25/26	19,203	18,289,080
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(c)	19,205	18,037,007
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(c)	11,198	10,911,173
4.25%, 08/18/25	5,040	4,861,811
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(c)	20,299	19,579,645
4.30%, 03/08/26	23,567	22,779,239
4.38%, 11/23/26(b)	11,289	10,757,536
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(c)	19,430	18,343,494
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(c)	17,411	16,700,821
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	17,184	16,768,175
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(c)	17,420	17,365,375
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(c)	16,880	16,994,275
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(b)(c)	14,137	14,551,115
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(c)	19,049	20,013,310
HSBC USA Inc., 5.63%, 03/17/25	10,680	10,652,532
Huntington Bancshares Inc.
4.00%, 05/15/25 (Call 04/15/25)(b)	1,209	1,166,350
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(b)(c)	4,950	4,656,408
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(c)	5,225	5,259,300
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)(c)	5,280	4,999,652
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(c)	6,503	6,378,230
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	4,202	4,042,862
Indonesia Government International Bond, 3.54%, 11/08/27(b)	3,849	3,636,042
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)	16,668	16,382,643

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(b)(c)	$13,347	$12,272,906
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)(c)	732	658,256
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	952	921,740
3.95%, 03/29/27	10,092	9,573,110
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(c)	8,615	8,105,694
4.63%, 01/06/26(a)	18,856	18,402,468
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)	2,298	2,083,649
3.88%, 01/12/28(a)(b)	2,980	2,680,512
7.00%, 11/21/25(a)(b)	2,865	2,910,963
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(c)	16,358	14,641,463
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(c)	21,878	19,725,701
1.05%, 06/23/27 (Call 12/23/25)	10	8,484
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(c)	23,128	20,429,130
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(c)	19,815	18,709,509
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(c)	26,562	23,851,223
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	18,585	17,532,834
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(c)	8,145	6,986,144
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	27,298	25,676,072
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(c)	13,506	12,003,734
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(c)	18,066	17,330,709
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)(c)	10,975	10,481,570
2.95%, 10/01/26 (Call 07/01/26)(b)	21,820	20,387,760
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(c)	15,954	14,644,870
3.13%, 01/23/25 (Call 10/23/24)	21,728	21,020,083
3.20%, 06/15/26 (Call 03/15/26)(b)	14,443	13,688,699
3.30%, 04/01/26 (Call 01/01/26)	20,606	19,586,093
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(c)	11,930	10,998,031
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(c)	21,465	20,031,622
3.63%, 12/01/27 (Call 12/01/26)	10,065	9,465,918
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)(c)	22,812	21,542,611
3.90%, 07/15/25 (Call 04/15/25)(b)	18,760	18,230,721
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)(c)	16,307	15,684,223
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(c)	12,115	11,365,461
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)(c)	21,903	21,367,132
4.13%, 12/15/26(b)	16,599	15,974,916

Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(c)	$6,725	$6,351,929
4.25%, 10/01/27	13,980	13,519,203
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(c)	24,670	23,721,691
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	29,140	28,555,830
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(c)	22,470	22,341,647
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(c)	22,789	22,708,339
7.63%, 10/15/26(b)	6,157	6,545,832
7.75%, 07/15/25	1,017	1,054,341
8.00%, 04/29/27(b)	7,249	7,950,608
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(c)	7,345	7,271,750
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	2,520	2,396,612
KeyBank NA/Cleveland OH
3.30%, 06/01/25(b)	4,068	3,811,126
3.40%, 05/20/26(b)	3,543	3,158,939
4.15%, 08/08/25(b)	5,014	4,744,183
5.85%, 11/15/27 (Call 10/16/27)(b)	8,203	7,912,413
KeyCorp
2.25%, 04/06/27	4,999	4,300,566
4.10%, 04/30/28	6,570	5,906,614
4.15%, 10/29/25(b)	2,754	2,605,046
Kookmin Bank
1.75%, 05/04/25(a)	790	742,006
4.63%, 04/21/28(a)	3,973	3,886,349
Lloyds Bank PLC, 3.50%, 05/14/25(b)	1,717	1,648,030
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(c)	7,084	6,318,864
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)(c)	7,650	7,245,904
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(c)	7,755	7,452,053
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(c)	14,375	13,058,132
3.75%, 01/11/27	8,857	8,326,942
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(c)	6,815	6,341,381
4.38%, 03/22/28	7,460	7,069,775
4.45%, 05/08/25	11,773	11,479,178
4.50%, 11/04/24	2,350	2,298,386
4.55%, 08/16/28	6,300	5,973,019
4.58%, 12/10/25	12,175	11,721,572
4.65%, 03/24/26	10,980	10,600,018
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(c)	7,892	7,717,517
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(c)	11,005	10,920,290
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(c)	6,670	6,663,172
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(b)(c)	3,840	3,591,792
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	9,218	8,800,212
3.23%, 03/21/25(a)(b)	6,995	6,758,532
3.90%, 01/15/26(a)(b)	7,299	7,046,939

132	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 07/29/25(a)(b)	$3,376	$3,272,896
4.88%, 06/10/25(a)(b)	4,262	4,154,657
5.21%, 06/15/26(a)(b)	3,205	3,180,499
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.694%)(a)(c)	9,346	8,851,319
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(a)(b)(c)	10,848	9,730,182
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(c)	9,675	8,491,942
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(b)(c)	4,248	3,691,792
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(a)(c)	5,965	5,461,045
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(b)(c)	4,405	4,135,038
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(c)	620	587,034
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)(c)	3,857	3,814,351
6.21%, 11/22/24(a)(b)	3,645	3,645,354
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	272	258,432
3.40%, 08/17/27	2,575	2,292,368
4.65%, 01/27/26 (Call 12/27/25)(b)	6,005	5,746,133
4.70%, 01/27/28 (Call 12/27/27)	9,433	8,818,289
5.40%, 11/21/25 (Call 10/21/25)	4,295	4,194,954
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(c)	6,885	6,493,912
1.41%, 07/17/25	13,468	12,438,785
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(c)	14,951	13,328,650
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(c)	10,045	8,906,623
2.19%, 02/25/25	19,841	18,820,046
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(c)	10,175	9,129,334
2.76%, 09/13/26(b)	8,176	7,537,467
3.29%, 07/25/27(b)	6,275	5,831,443
3.68%, 02/22/27(b)	2,062	1,962,217
3.78%, 03/02/25	4,016	3,899,889
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(c)	4,690	4,539,490
3.85%, 03/01/26	16,214	15,570,796
3.96%, 03/02/28(b)	1,540	1,465,614
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(c)	6,300	5,987,317
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(c)	9,535	9,332,391
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(c)	16,815	16,658,006
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)(c)	6,175	6,098,636
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(c)	11,130	11,025,139
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)(c)	11,973	11,922,302
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(b)(c)	3,795	3,776,350

Security	Par (000)	Value

Banks (continued)
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(c)	$12,765	$12,727,660
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	315	301,613
3.60%, 09/25/24(a)(b)	283	276,600
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(c)	9,784	8,659,366
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(c)	7,600	6,747,490
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(b)(c)	5,549	5,188,199
2.56%, 09/13/25 (Call 09/13/24), (3-mo. SOFR + 1.362%)(c)	5,016	4,833,241
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(c)	4,359	4,105,532
2.84%, 09/13/26	6,519	6,004,723
3.17%, 09/11/27(b)	6,315	5,784,150
3.48%, 04/12/26(a)(b)	12,375	11,737,835
3.66%, 02/28/27(b)	3,850	3,626,278
4.02%, 03/05/28(b)	7,420	6,993,162
4.35%, 10/20/25(a)(b)	4,717	4,526,710
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(c)	7,010	6,950,687
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(c)	7,030	7,011,172
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(c)	16,240	16,266,353
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(c)	19,128	17,160,494
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(c)	19,085	17,998,719
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(c)	22,730	20,180,425
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(c)	28,142	25,247,293
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)(c)	23,231	21,894,015
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(c)	18,851	17,005,823
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(c)	14,899	14,191,484
3.13%, 07/27/26(b)	22,990	21,513,764
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(c)	23,037	21,312,032
3.63%, 01/20/27(b)	22,890	21,627,687
3.70%, 10/23/24(b)	24,474	23,952,364
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(c)	17,435	16,171,520
3.88%, 01/27/26	23,442	22,562,641
3.95%, 04/23/27	15,664	14,775,487
4.00%, 07/23/25	23,475	22,770,389
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(c)	20,298	19,405,991
4.35%, 09/08/26	18,081	17,411,141
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(c)	16,682	16,333,235
5.00%, 11/24/25	16,332	16,084,669

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(c)	$12,726	$12,590,798
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(c)	20,855	20,440,624
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(c)	19,979	19,596,002
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(c)	4,990	4,960,712
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(c)	6,537	6,584,236
6.25%, 08/09/26	6,806	6,957,121
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(c)	18,818	19,303,177
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(c)	9,056	8,521,651
Morgan Stanley Bank NA
4.75%, 04/21/26	13,256	13,084,338
5.48%, 07/16/25 (Call 06/16/25)	9,935	9,948,676
National Australia Bank Ltd.
1.39%, 01/12/25(a)	9,815	9,311,548
1.89%, 01/12/27(a)(b)	8,690	7,834,113
3.50%, 01/10/27(a)(b)	5,140	4,873,396
National Australia Bank Ltd./New York
2.50%, 07/12/26(b)	8,859	8,234,015
3.38%, 01/14/26	6,274	6,015,520
3.50%, 06/09/25(b)	1,719	1,666,955
3.91%, 06/09/27(b)	8,696	8,315,712
4.90%, 06/13/28	5,855	5,785,531
4.94%, 01/12/28(b)	10,073	9,999,854
4.97%, 01/12/26(b)	5,261	5,230,351
5.13%, 11/22/24(b)	3,980	3,964,104
5.20%, 05/13/25(b)	5,320	5,306,893
National Bank of Canada, 5.25%, 01/17/25(b)	2,140	2,131,127
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)	4,909	4,446,379
1.50%, 04/23/25 (Call 03/23/25)(a)	7,896	7,426,050
5.00%, 05/30/28 (Call 04/30/28)(a)	4,020	3,994,895
5.05%, 11/21/24(a)(b)	2,630	2,616,359
5.10%, 11/21/27 (Call 10/21/27)(a)(b)	4,012	4,002,420
5.15%, 05/30/25(a)(b)	2,185	2,179,541
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)(c)	10,567	9,381,035
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	7,068	6,372,826
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(c)	2,644	2,523,032
4.80%, 04/05/26	9,797	9,538,508
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(c)	12,245	11,669,465
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)(c)	7,335	7,204,326
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(c)	6,375	6,337,153
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(c)	9,985	10,280,352
NatWest Markets PLC
1.60%, 09/29/26(a)	6,695	5,912,872
3.48%, 03/22/25(a)	4,729	4,563,474

Security	Par (000)	Value

Banks (continued)
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(c)	$585	$519,188
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(c)(d)	2,511	2,310,120
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(a)(c)(d)	2,025	1,761,503
NongHyup Bank
1.25%, 07/20/25(a)(b)	6,150	5,672,571
1.25%, 07/28/26(a)	925	819,845
4.25%, 07/06/27(a)(b)	3,000	2,893,753
4.88%, 07/03/28(a)	4,200	4,134,573
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	5,618	5,101,485
1.50%, 09/30/26(a)	9,912	8,748,873
3.60%, 06/06/25(a)	3,522	3,399,500
4.75%, 09/22/25(a)(b)	4,510	4,449,095
5.38%, 09/22/27(a)	7,093	7,030,223
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	8,160	7,183,389
4.87%, 09/14/27(a)(b)	4,885	4,790,650
Series 144A, 5.43%, 03/09/28(a)(b)	3,255	3,269,248
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(b)(c)	2,140	1,911,670
3.65%, 08/03/28 (Call 05/03/28)	1,050	988,017
3.95%, 10/30/25(b)	2,360	2,284,790
4.00%, 05/10/27 (Call 04/10/27)	6,770	6,501,495
Oversea-Chinese Banking Corp. Ltd., 1.83%,
09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(c)	6,387	5,880,639
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	4,085	3,918,842
3.10%, 10/25/27 (Call 09/25/27)	6,765	6,171,346
3.25%, 06/01/25 (Call 05/02/25)	5,695	5,440,892
3.25%, 01/22/28 (Call 12/23/27)(b)	7,485	6,849,132
3.30%, 10/30/24 (Call 09/30/24)(b)	1,969	1,915,279
3.88%, 04/10/25 (Call 03/10/25)	3,292	3,179,477
4.05%, 07/26/28	6,440	5,960,339
4.20%, 11/01/25 (Call 10/02/25)	2,251	2,168,808
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(b)	2,682	2,378,091
2.20%, 11/01/24 (Call 10/02/24)	10,528	10,104,316
2.60%, 07/23/26 (Call 05/23/26)	5,337	4,955,569
3.15%, 05/19/27 (Call 04/19/27)(b)	2,568	2,381,225
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)(c)	16,930	16,620,068
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(b)(c)	8,775	8,645,725
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(c)	19,437	19,277,703
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(c)	4,713	4,693,735
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(c)	6,232	6,226,006
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,453	1,357,685
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(e)	15	16,057
Royal Bank of Canada
0.75%, 10/07/24	8,312	7,879,791
0.88%, 01/20/26	9,150	8,233,573
1.15%, 06/10/25	10,871	10,067,207

134	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.15%, 07/14/26	$14,815	$13,180,076
1.20%, 04/27/26	12,455	11,161,165
1.40%, 11/02/26	6,286	5,569,109
1.60%, 01/21/25	4,220	4,000,474
2.05%, 01/21/27(b)	2,220	1,995,639
2.25%, 11/01/24	11,885	11,427,106
3.38%, 04/14/25	7,430	7,187,645
3.63%, 05/04/27	8,420	7,937,909
4.24%, 08/03/27	9,363	9,011,509
4.65%, 01/27/26	11,162	10,947,845
4.88%, 01/12/26(b)	7,551	7,459,324
4.90%, 01/12/28(b)	5,925	5,838,590
4.95%, 04/25/25	9,085	8,986,615
5.20%, 07/20/26	9,145	9,108,769
5.20%, 08/01/28	8,160	8,103,842
5.66%, 10/25/24	9,054	9,055,658
6.00%, 11/01/27	10,001	10,237,579
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(c)	7,190	6,304,088
3.24%, 10/05/26 (Call 08/05/26)	6,154	5,634,824
3.45%, 06/02/25 (Call 05/02/25)	6,107	5,826,987
4.40%, 07/13/27 (Call 04/14/27)	7,124	6,745,353
4.50%, 07/17/25 (Call 04/17/25)(b)	6,508	6,350,529
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)(c)	675	668,704
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	7,210	7,168,696
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(c)	3,764	3,747,487
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	5,724	5,195,571
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)(c)	6,932	6,101,209
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(c)	6,495	5,713,947
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(c)	7,150	6,468,007
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(c)	9,408	9,482,091
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(c)	8,758	8,867,984
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(b)	3,520	3,096,423
3.75%, 09/20/27(a)(b)	205	188,440
4.50%, 04/12/28(a)	5,000	4,855,773
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	248	224,849
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(c)(d)	3,185	2,796,112
3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(c)	290	277,677
5.00%, 07/24/28(a)	2,250	2,214,383
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	5,563	5,045,334
1.20%, 09/09/26(a)(b)	4,788	4,193,806
1.40%, 11/19/25(a)(b)	800	729,056
3.70%, 06/09/25(a)(b)	4,170	4,031,529

Security	Par (000)	Value

Banks (continued)
Societe Generale SA
1.38%, 07/08/25(a)(b)	$3,781	$3,479,726
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(c)	15,051	13,486,964
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(c)	9,099	8,071,351
2.23%, 01/21/26 (Call 01/21/25), (1-year CMT + 1.050%)(a)(c)	8,742	8,224,105
2.63%, 10/16/24(a)	7,545	7,258,912
2.63%, 01/22/25(a)	12,086	11,497,694
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(c)	8,815	7,896,222
4.00%, 01/12/27(a)(b)	4,184	3,915,551
4.25%, 04/14/25(a)(b)	10,600	10,216,498
4.25%, 08/19/26(a)(b)	7,501	7,065,922
4.68%, 06/15/27(a)(b)	4,520	4,378,395
4.75%, 11/24/25(a)(b)	7,149	6,878,079
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(c)	6,400	6,429,943
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(c)	9,053	9,117,184
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(a)(c)	12,498	11,185,082
1.82%, 11/23/25 (Call 11/23/24), (1-year CMT + 0.950%)(a)(c)	9,185	8,677,789
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(c)	10,254	9,155,263
2.82%, 01/30/26 (Call 01/30/25), (3-mo. LIBOR US + 1.209%)(a)(c)	14,318	13,630,628
3.20%, 04/17/25(a)(b)	2,295	2,201,067
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(a)(c)	7,105	6,855,702
4.05%, 04/12/26(a)(b)	8,715	8,358,661
4.30%, 02/19/27(a)(b)	5,385	5,078,055
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(a)(c)	420	382,437
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(c)	6,015	6,031,864
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(a)(c)	11,015	11,038,015
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(c)	13,050	13,175,381
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.45%)(a)(c)	9,148	9,688,360
7.78%, 11/16/25 (Call 11/16/24), (1-year CMT + 3.100%)(a)(b)(c)	5,307	5,426,672
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(b)(c)	2,935	2,634,165
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(b)(c)	1,917	1,811,454
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(c)	4,815	4,370,428
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(c)	6,752	6,483,262
2.65%, 05/19/26(b)	4,367	4,112,154
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(c)	3,498	3,349,773
3.30%, 12/16/24	6,895	6,690,149

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.55%, 08/18/25	$9,112	$8,796,532
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(b)(c)	3,600	3,552,153
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(c)	5,145	5,099,419
5.27%, 08/03/26 (Call 07/03/26)	3,480	3,480,681
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(c)	3,830	3,837,926
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(c)	4,883	4,958,022
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(b)	7,360	6,613,545
1.40%, 09/17/26	15,589	13,794,079
1.47%, 07/08/25	16,692	15,453,633
2.17%, 01/14/27	4,510	4,045,163
2.35%, 01/15/25	8,892	8,487,613
2.45%, 09/27/24	7,031	6,787,952
2.63%, 07/14/26	13,922	12,853,079
3.01%, 10/19/26	8,352	7,746,914
3.35%, 10/18/27	5,905	5,431,474
3.36%, 07/12/27(b)	11,536	10,712,956
3.45%, 01/11/27(b)	9,677	9,052,395
3.54%, 01/17/28	4,643	4,282,245
3.78%, 03/09/26(b)	10,777	10,330,256
3.94%, 07/19/28	4,084	3,814,599
5.46%, 01/13/26	13,195	13,152,863
5.52%, 01/13/28	15,564	15,558,086
5.80%, 07/13/28(b)	6,745	6,824,872
5.88%, 07/13/26	5,285	5,326,649
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(a)	1,017	925,327
1.35%, 09/16/26(a)(b)	858	757,700
1.55%, 03/25/26(a)	7,487	6,767,304
2.55%, 03/10/25(a)	1,840	1,752,442
2.80%, 03/10/27(a)(b)	7,975	7,310,147
4.80%, 09/15/25(a)	1,668	1,637,060
4.95%, 09/15/27(a)	3,725	3,673,056
5.50%, 03/09/28(a)(b)	3,000	3,011,335
5.65%, 03/09/26(a)	4,465	4,470,213
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(c)	7,454	6,583,809
3.65%, 06/10/25(a)	2,225	2,149,232
3.95%, 06/10/27(a)(b)	4,790	4,547,652
5.25%, 06/15/26(a)	2,905	2,886,393
5.50%, 06/15/28(a)	12,850	12,660,058
Swedbank AB
1.54%, 11/16/26(a)(b)	11,443	10,105,771
3.36%, 04/04/25(a)(b)	1,300	1,251,210
5.34%, 09/20/27(a)(b)	7,140	7,015,684
5.47%, 06/15/26(a)	4,145	4,123,814
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	5,175	5,002,126
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	7,093	6,709,147
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	2,664	2,469,386
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(b)	850	824,725
Toronto-Dominion Bank (The)
0.75%, 09/11/25	9,115	8,306,190
0.75%, 01/06/26(b)	10,782	9,681,790

Security	Par (000)	Value

Banks (continued)
1.15%, 06/12/25	$7,586	$7,034,985
1.20%, 06/03/26	11,167	9,957,063
1.25%, 12/13/24	7,071	6,691,195
1.25%, 09/10/26	14,019	12,423,828
1.45%, 01/10/25(b)	5,650	5,354,995
1.95%, 01/12/27	9,127	8,192,895
2.80%, 03/10/27	11,757	10,784,459
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)(c)	13,316	12,431,170
3.77%, 06/06/25	11,636	11,295,645
4.11%, 06/08/27	14,195	13,556,516
4.69%, 09/15/27	14,773	14,408,734
5.10%, 01/09/26(b)	1,920	1,904,797
5.16%, 01/10/28	14,790	14,651,181
5.52%, 07/17/28	9,800	9,848,359
5.53%, 07/17/26	8,400	8,418,539
8.13%, 10/31/82 (Call 10/31/27), (5-year CMT + 4.075%)(c)	8,155	8,195,954
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(b)	8,645	8,063,227
2.15%, 12/06/24 (Call 11/05/24)(b)	8,000	7,629,414
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(c)	5,481	5,099,088
3.30%, 05/15/26 (Call 04/15/26)(b)	5,596	5,199,415
3.63%, 09/16/25 (Call 08/16/25)	9,698	9,192,424
3.80%, 10/30/26 (Call 09/30/26)	6,123	5,657,036
4.05%, 11/03/25 (Call 09/03/25)	4,553	4,372,574
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(b)	5,380	4,548,673
1.20%, 08/05/25 (Call 07/03/25)(b)	5,139	4,715,064
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	9,138	8,160,756
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(c)	6,311	5,263,521
2.85%, 10/26/24 (Call 09/26/24)	6,710	6,474,358
3.70%, 06/05/25 (Call 05/05/25)	7,037	6,774,542
4.00%, 05/01/25 (Call 03/01/25)	5,804	5,621,226
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)(c)	5,460	5,146,469
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)(c)	10,268	9,919,106
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(c)	12,240	11,742,807
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)(c)	6,165	6,148,255
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(b)(c)	7,545	7,539,726
U.S. Bancorp
1.45%, 05/12/25 (Call 04/11/25)(b)	10,937	10,227,814
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(c)	8,970	8,004,974
3.10%, 04/27/26 (Call 03/27/26)(b)	6,420	6,024,809
3.90%, 04/26/28 (Call 03/24/28)	3,405	3,195,609
3.95%, 11/17/25 (Call 10/17/25)(b)	4,850	4,698,379
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)(c)	12,265	11,720,041
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)(c)	15,900	15,181,815
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)(c)	10,545	10,541,865

136	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	$11,045	$11,020,875
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	9,246	8,524,024
Series X, 3.15%, 04/27/27 (Call 03/27/27)	9,077	8,412,330
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(b)	7,014	6,669,515
2.80%, 01/27/25 (Call 12/27/24)(b)	7,236	6,945,238
UBS AG/London
1.25%, 06/01/26(a)(b)	8,084	7,258,206
1.38%, 01/13/25 (Call 12/13/24)(a)(b)	7,034	6,625,125
UBS AG/Stamford CT, 7.50%, 07/15/25(b)	805	821,920
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(c)	14,647	13,022,122
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(a)(c)	9,899	8,845,904
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(c)	14,870	13,075,748
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(c)	10,147	9,451,394
2.59%, 09/11/25 (Call 09/11/24), (1-day SOFR + 1.560%)(a)(c)	14,234	13,724,615
3.75%, 03/26/25	17,239	16,653,367
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(c)	15,465	14,217,149
4.13%, 09/24/25(a)(b)	19,125	18,450,665
4.13%, 04/15/26(a)(b)	14,731	14,135,396
4.25%, 03/23/28 (Call 03/23/27)(a)	13,525	12,653,640
4.28%, 01/09/28 (Call 01/09/27)(a)	18,660	17,455,756
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(c)	8,195	7,959,498
4.55%, 04/17/26	15,236	14,745,011
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(c)	13,255	12,849,773
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)(c)	8,690	8,343,417
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)(c)	13,405	13,350,736
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(c)	11,505	11,552,872
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(c)	12,418	12,645,033
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)(c)	9,709	8,624,402
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(c)	5,640	5,172,537
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	505	456,021
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(c)	2,800	2,476,629
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(b)(c)	8,463	7,888,292
Wachovia Corp.
6.61%, 10/01/25(b)	685	690,490
7.57%, 08/01/26(e)	3,033	3,172,086
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(c)	25,756	24,351,415

Security	Par (000)	Value

Banks (continued)
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(c)	$24,113	$22,676,267
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	26,012	23,145,316
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(b)(c)	25,237	24,200,008
3.00%, 02/19/25	22,118	21,271,154
3.00%, 04/22/26	26,702	25,029,328
3.00%, 10/23/26	27,276	25,264,264
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	18,862	17,633,358
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	30,651	28,518,388
3.55%, 09/29/25	20,554	19,719,447
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	23,900	22,188,396
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	21,815	21,090,309
4.10%, 06/03/26	18,579	17,823,379
4.30%, 07/22/27	18,254	17,479,778
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(c)	16,500	16,111,821
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	24,008	23,287,175
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(c)	21,315	21,226,726
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	24,215	24,291,758
5.55%, 08/01/25 (Call 07/01/25)(b)	24,215	24,264,882
Westpac Banking Corp.
1.02%, 11/18/24	9,325	8,838,003
1.15%, 06/03/26	9,822	8,822,751
2.35%, 02/19/25(b)	9,855	9,454,618
2.70%, 08/19/26(b)	6,579	6,139,972
2.85%, 05/13/26(b)	9,709	9,157,028
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(c)	10,092	9,530,785
3.35%, 03/08/27	7,065	6,664,775
3.40%, 01/25/28(b)	2,250	2,115,466
3.74%, 08/26/25(b)	5,019	4,873,752
4.04%, 08/26/27	6,795	6,601,583
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(c)	10,749	10,038,223
5.35%, 10/18/24	3,270	3,263,867
5.46%, 11/18/27	12,225	12,407,647
Westpac New Zealand Ltd., 4.90%, 02/15/28(a)(b)	5,373	5,247,804
Woori Bank
0.75%, 02/01/26(a)	2,395	2,134,220
4.88%, 01/26/28(a)	2,175	2,146,747

		7,652,817,932

Beverages — 1.1%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	24,935	24,089,317
4.00%, 04/13/28 (Call 01/13/28)	14,612	14,071,089
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)	705	649,487
4.45%, 05/15/25 (Call 03/15/25)(a)	6,433	6,268,331
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,788	1,735,130

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28(b)	$6,195	$5,310,916
1.45%, 06/01/27(b)	10,558	9,426,851
1.50%, 03/05/28	5,300	4,644,366
2.90%, 05/25/27(b)	3,950	3,713,331
3.38%, 03/25/27	7,316	7,009,226
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(b)	2,607	2,520,060
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)	1,828	1,615,279
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	3,384	3,184,395
3.60%, 02/15/28 (Call 11/15/27)	5,376	5,012,962
3.70%, 12/06/26 (Call 09/06/26)(b)	4,674	4,453,563
4.35%, 05/09/27 (Call 04/09/27)(b)	4,629	4,482,095
4.40%, 11/15/25 (Call 09/15/25)	3,944	3,858,991
4.75%, 11/15/24	4,175	4,136,899
4.75%, 12/01/25(b)	3,809	3,755,852
5.00%, 02/02/26 (Call 02/02/24)(b)	4,190	4,136,796
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	6,423	5,930,173
2.13%, 10/24/24 (Call 09/24/24)	6,209	5,974,609
3.88%, 05/18/28 (Call 02/18/28)(b)	1,090	1,048,344
5.20%, 10/24/25	4,585	4,586,672
5.30%, 10/24/27 (Call 09/24/27)	5,150	5,209,058
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	6,405	6,043,477
JDE Peet’s NV
0.80%, 09/24/24 (Call 10/02/23)(a)(b)	3,769	3,552,070
1.38%, 01/15/27 (Call 12/15/26)(a)	5,765	5,006,872
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(b)	2,578	2,379,814
3.40%, 11/15/25 (Call 08/15/25)(b)	5,338	5,105,463
3.43%, 06/15/27 (Call 03/15/27)	3,353	3,151,640
4.42%, 05/25/25 (Call 03/25/25)	5,167	5,066,958
4.60%, 05/25/28 (Call 02/25/28)	7,570	7,394,385
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	15,419	14,447,553
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	11,089	10,610,543
2.38%, 10/06/26 (Call 07/06/26)(b)	8,160	7,646,395
2.63%, 03/19/27 (Call 01/19/27)	3,655	3,406,672
2.75%, 04/30/25 (Call 01/30/25)(b)	8,201	7,882,335
2.85%, 02/24/26 (Call 11/24/25)(b)	5,998	5,711,443
3.00%, 10/15/27 (Call 07/15/27)(b)	5,720	5,380,317
3.50%, 07/17/25 (Call 04/17/25)(b)	5,224	5,076,281
3.60%, 02/18/28 (Call 01/18/28)(b)	8,697	8,331,250
4.45%, 05/15/28 (Call 04/15/28)(b)	5,265	5,245,751
4.55%, 02/13/26 (Call 01/13/26)(b)	4,297	4,273,422
Pernod Ricard International Finance LLC, 1.25%, 04/01/28 (Call 02/01/28)(a)	235	198,643
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	3,194	3,056,643
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(a)	4,992	4,786,438

		260,578,157

Biotechnology — 0.8%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,000	5,118,212
1.90%, 02/21/25 (Call 01/21/25)	4,239	4,030,982
2.20%, 02/21/27 (Call 12/21/26)	12,820	11,652,004

Security	Par (000)	Value

Biotechnology (continued)
2.60%, 08/19/26 (Call 05/19/26)	$9,014	$8,380,737
3.13%, 05/01/25 (Call 02/01/25)	7,707	7,414,114
3.20%, 11/02/27 (Call 08/02/27)(b)	1,315	1,222,267
5.15%, 03/02/28 (Call 02/02/28)	33,620	33,584,888
5.25%, 03/02/25	14,202	14,141,508
5.51%, 03/02/26 (Call 03/02/24)	5,295	5,295,446
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	7,063	6,865,701
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(b)	14,159	13,732,086
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)(b)	3,381	3,169,906
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(a)	3,590	3,445,962
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	5,694	4,896,430
2.95%, 03/01/27 (Call 12/01/26)(b)	9,077	8,461,246
3.50%, 02/01/25 (Call 11/01/24)	13,659	13,295,750
3.65%, 03/01/26 (Call 12/01/25)	21,102	20,303,204
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	4,230	4,219,179
5.80%, 12/12/25 (Call 11/12/25)	4,805	4,802,844
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	8,281	7,543,250
1.75%, 09/02/27 (Call 07/02/27)	7,898	6,814,064

		188,389,780

Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	7,630	7,257,980
2.49%, 02/15/27 (Call 12/15/26)	6,961	6,323,642
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	1,150	1,075,623
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	9,466	8,954,243
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)	9,678	9,383,521
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	4,425	4,285,864
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)	2,961	2,780,151
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	4,882	4,705,576
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(b)	2,586	2,383,723
1.70%, 08/01/27 (Call 06/01/27)	2,633	2,303,972
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)(b)	785	736,430
3.50%, 12/15/27 (Call 09/15/27)	3,660	3,422,618
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(b)	5,090	4,331,806
3.50%, 11/15/27 (Call 08/15/27)(b)	435	404,019
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	4,063	3,841,815
4.20%, 12/01/24 (Call 09/01/24)	4,189	4,109,126
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	290	287,556
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,120	1,050,743
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(b)	4,101	3,923,993
3.55%, 11/01/24 (Call 08/01/24)	4,957	4,847,218
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	3,324	3,184,750

138	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.50%, 04/01/25 (Call 01/01/25)	$4,025	$3,956,400
5.80%, 03/01/26 (Call 03/01/24)(b)	350	350,594
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(a)(b)	3,277	3,237,718

		87,139,081

Chemicals — 1.2%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(a)(b)	6,954	6,517,582
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(b)	4,049	3,755,787
1.85%, 05/15/27 (Call 03/15/27)(b)	4,890	4,401,847
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	4,790	4,629,789
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(a)(b)	680	636,046
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(a)	6,100	5,551,126
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(b)	2,516	2,295,328
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	3,450	3,015,504
6.05%, 03/15/25(b)	10,818	10,827,059
6.17%, 07/15/27 (Call 06/15/27)	14,220	14,227,612
CF Industries Inc., 4.50%, 12/01/26(a)	5,258	5,076,347
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	2,445	2,311,994
3.70%, 06/01/28 (Call 03/01/28)(a)	5,865	5,480,333
5.13%, 04/01/25 (Call 03/01/25)(a)	5,413	5,376,622
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	13,735	13,447,061
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	5,885	5,719,401
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(b)	4,171	3,740,612
2.70%, 11/01/26 (Call 08/01/26)(b)	3,889	3,642,072
3.25%, 12/01/27 (Call 09/01/27)(b)	3,645	3,418,858
5.25%, 01/15/28 (Call 12/15/27)(b)	4,565	4,629,294
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	4,095	3,818,803
4.50%, 05/15/26 (Call 04/15/26)	525	514,892
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	3,403	3,151,594
5.15%, 05/18/26 (Call 04/18/26)	4,025	3,988,121
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(a)	6,960	6,231,791
1.83%, 10/15/27 (Call 08/15/27)(a)	8,440	7,098,843
LG Chem Ltd.
1.38%, 07/07/26(a)	4,075	3,638,523
3.25%, 10/15/24(a)	4,965	4,824,609
Linde Inc., 4.80%, 12/05/24(b)	2,300	2,288,060
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)(b)	3,611	3,470,647
3.20%, 01/30/26 (Call 10/30/25)	6,137	5,907,625
4.70%, 12/05/25 (Call 11/05/25)(b)	4,160	4,126,356
LYB Finance Co. BV, 8.10%, 03/15/27(a)	2,985	3,203,150
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	2,760	2,602,636
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	3,656	3,334,456
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(a)	4,400	3,867,098

Security	Par (000)	Value

Chemicals (continued)
4.25%, 11/03/26(a)(b)	$5,221	$4,999,107
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,090	9,898,290
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(b)	5,200	4,963,003
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	3,668	3,513,309
4.00%, 12/15/26 (Call 09/15/26)(b)	3,264	3,116,205
4.90%, 03/27/28 (Call 02/27/28)(b)	7,583	7,410,179
5.90%, 11/07/24	4,245	4,243,602
5.95%, 11/07/25(b)	4,090	4,115,778
OCI NV, 4.63%, 10/15/25 (Call 10/02/23)(a)	890	848,352
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	4,509	4,019,773
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	2,560	2,360,521
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	5,861	5,288,359
3.75%, 03/15/28 (Call 12/15/27)(b)	1,520	1,432,642
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	3,094	2,902,939
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)(b)	3,325	3,201,584
3.45%, 06/01/27 (Call 03/01/27)	10,637	10,025,672
3.95%, 01/15/26 (Call 10/15/25)	1,526	1,477,142
4.25%, 08/08/25(b)	3,330	3,255,192
Sociedad Quimica y Minera de Chile SA,
4.38%, 01/28/25 (Call 10/28/24)(a)	200	195,311
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)	5,732	5,530,839
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(a)	4,757	4,632,159
5.18%, 04/24/28 (Call 01/24/28)(a)	2,865	2,774,257
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(b)	5,781	5,482,736
Yara International ASA
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	1,949	1,845,794
4.75%, 06/01/28 (Call 03/01/28)(a)(b)	675	640,598

		268,940,821

Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(a)	1,935	1,611,776
4.20%, 08/04/27 (Call 02/04/27)(a)	2,360	1,976,575
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(a)	4,848	4,304,641
4.00%, 05/01/28 (Call 09/11/23)(a)	4,405	4,070,432
4.38%, 08/15/27 (Call 09/18/23)(a)	4,175	3,928,449
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)(b)	1,255	1,097,917
3.38%, 09/15/25 (Call 06/15/25)	8,023	7,761,416
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(b)	2,279	2,244,185
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	4,926	4,771,368
3.70%, 04/01/27 (Call 01/01/27)	4,097	3,932,712
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(a)	3,442	3,288,445
6.27%, 06/26/26 (Call 05/26/26)(a)(b)	3,770	3,787,359
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	6,491	6,238,881
2.60%, 12/15/25 (Call 11/15/25)	3,693	3,452,811
3.25%, 06/01/26 (Call 03/01/26)(b)	2,150	2,014,817
5.10%, 12/15/27 (Call 11/15/27)(b)	5,745	5,669,163

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.10%, 06/01/28 (Call 05/01/28)	$5,416	$5,296,616
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)	1,890	1,763,333
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	6,293	6,062,544
3.85%, 11/15/24 (Call 08/15/24)(a)	6,135	5,998,767
4.60%, 05/01/28 (Call 04/01/28)(a)	5,290	5,148,562
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	8,675	7,759,828
1.50%, 11/15/24 (Call 10/15/24)(b)	3,815	3,617,933
2.15%, 01/15/27 (Call 12/15/26)	5,401	4,813,507
2.65%, 02/15/25 (Call 01/15/25)	7,661	7,313,234
4.45%, 06/01/28 (Call 03/01/28)	1,275	1,201,660
4.80%, 04/01/26 (Call 01/01/26)	5,489	5,367,794
4.95%, 08/15/27 (Call 07/15/27)	3,901	3,801,621
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(b)	447	395,279
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(b)	1,245	1,161,000
3.75%, 03/24/25 (Call 02/24/25)(b)	6,264	6,095,988
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	7,873	7,375,624
2.40%, 10/01/24 (Call 09/01/24)	9,360	9,048,454
2.65%, 10/01/26 (Call 08/01/26)	9,216	8,579,113
3.90%, 06/01/27 (Call 05/01/27)(b)	3,835	3,706,558
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	10,630	10,361,486
4.88%, 10/01/24(a)	5,577	5,494,355
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/02/23)	2,375	2,252,256
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(b)	9,130	8,418,178
2.95%, 01/22/27 (Call 10/22/26)(b)	3,697	3,463,069
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	4,392	3,974,775
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,449	2,279,647
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	4,465	4,310,940
Triton Container International Ltd., 2.05%, 04/15/26 (Call 03/15/26)(a)(b)	4,499	4,003,448
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	7,894	7,675,817
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(b)	935	873,477

		207,765,810

Computers — 2.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)(b)	10,512	9,656,288
0.70%, 02/08/26 (Call 01/08/26)	19,379	17,543,139
1.13%, 05/11/25 (Call 04/11/25)	17,463	16,330,360
1.20%, 02/08/28 (Call 12/08/27)	16,322	14,107,545
1.40%, 08/05/28 (Call 06/05/28)	3,010	2,588,299
2.05%, 09/11/26 (Call 07/11/26)	14,700	13,582,177
2.45%, 08/04/26 (Call 05/04/26)	17,070	15,972,284
2.50%, 02/09/25(b)	13,248	12,771,386
2.75%, 01/13/25 (Call 11/13/24)(b)	13,911	13,479,319
2.90%, 09/12/27 (Call 06/12/27)(b)	16,656	15,589,187
3.00%, 06/20/27 (Call 03/20/27)(b)	10,689	10,083,518
3.00%, 11/13/27 (Call 08/13/27)(b)	7,038	6,608,009
3.20%, 05/13/25	15,872	15,395,676
3.20%, 05/11/27 (Call 02/11/27)(b)	15,052	14,299,855
3.25%, 02/23/26 (Call 11/23/25)	24,372	23,434,173

Security	Par (000)	Value

Computers (continued)
3.35%, 02/09/27 (Call 11/09/26)	$16,786	$16,045,640
4.00%, 05/10/28 (Call 04/10/28)(b)	7,515	7,344,642
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	4,867	4,305,609
Dell Inc., 7.10%, 04/15/28(b)	395	421,131
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	12,742	12,513,984
5.25%, 02/01/28 (Call 01/01/28)	9,647	9,624,355
5.85%, 07/15/25 (Call 06/15/25)	8,409	8,419,553
6.02%, 06/15/26 (Call 03/15/26)	19,396	19,600,370
6.10%, 07/15/27 (Call 05/15/27)(b)	3,682	3,764,402
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(b)	5,362	4,711,901
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	4,633	4,144,093
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)(b)	2,975	2,691,450
3.38%, 12/01/24 (Call 11/01/24)	4,152	4,001,140
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(a)	1,491	1,348,218
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(b)	5,931	5,408,161
4.90%, 10/15/25 (Call 07/15/25)	19,104	18,853,086
5.25%, 07/01/28 (Call 06/01/28)	2,857	2,832,793
5.90%, 10/01/24	125	125,112
6.10%, 04/01/26 (Call 04/01/24)	1,296	1,297,678
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	5,295	4,780,359
2.20%, 06/17/25 (Call 05/17/25)	9,338	8,797,554
3.00%, 06/17/27 (Call 04/17/27)(b)	7,695	7,077,909
4.75%, 01/15/28 (Call 12/15/27)	7,000	6,817,954
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	9,517	8,425,201
2.20%, 02/09/27 (Call 01/09/27)	4,830	4,389,133
3.30%, 05/15/26(b)	21,360	20,365,510
3.30%, 01/27/27(b)	3,176	3,002,985
3.45%, 02/19/26(b)	10,076	9,664,858
4.00%, 07/27/25	8,059	7,875,851
4.15%, 07/27/27 (Call 06/27/27)(b)	6,923	6,690,806
4.50%, 02/06/26	6,210	6,112,179
4.50%, 02/06/28 (Call 01/06/28)	8,090	7,925,268
6.22%, 08/01/27	1,320	1,387,206
6.50%, 01/15/28(b)	760	807,990
7.00%, 10/30/25	6,062	6,273,046
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	5,010	4,409,746
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	4,176	4,023,632
Lenovo Group Ltd., 5.83%, 01/27/28 (Call 12/27/27)(a)(b)	200	198,601
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	6,117	5,732,554
2.38%, 06/22/27 (Call 04/22/27)(b)	4,519	4,089,164
3.30%, 09/29/24 (Call 07/29/24)	2,808	2,727,765
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	3,580	3,207,610

		463,677,414

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/25(b)	4,322	4,165,707
3.10%, 08/15/27 (Call 07/15/27)(b)	4,115	3,918,358
4.60%, 03/01/28 (Call 02/01/28)(b)	1,803	1,809,013
4.80%, 03/02/26(b)	4,468	4,473,020

140	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Conopco Inc.
Series E, 7.25%, 12/15/26(b)	$2,310	$2,469,911
Series F, 6.63%, 04/15/28(b)	3,250	3,479,387
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(b)	5,406	5,186,762
3.15%, 03/15/27 (Call 12/15/26)	3,930	3,717,059
4.38%, 05/15/28 (Call 04/15/28)(b)	4,330	4,225,539
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	14,310	13,454,455
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	13,660	13,138,540
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)(a)	7,558	7,578,058
5.35%, 03/22/26 (Call 02/22/26)(a)	6,910	6,945,850
5.50%, 03/22/25(a)(b)	6,835	6,858,935
Procter & Gamble Co. (The)
0.55%, 10/29/25	8,343	7,598,985
1.00%, 04/23/26(b)	5,290	4,810,633
1.90%, 02/01/27(b)	7,495	6,854,870
2.45%, 11/03/26	6,771	6,339,268
2.70%, 02/02/26(b)	5,131	4,888,484
2.80%, 03/25/27	3,625	3,399,773
2.85%, 08/11/27	3,315	3,106,250
3.95%, 01/26/28(b)	4,725	4,637,365
4.10%, 01/26/26(b)	5,805	5,724,863
Unilever Capital Corp.
2.00%, 07/28/26(b)	4,664	4,318,433
2.90%, 05/05/27 (Call 02/05/27)(b)	7,400	6,906,939
3.10%, 07/30/25	5,408	5,212,400
3.38%, 03/22/25 (Call 01/22/25)(b)	608	591,021
3.50%, 03/22/28 (Call 12/22/27)(b)	5,585	5,308,429

		151,118,307

Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.25%, 04/20/27 (Call 03/20/27)(a)	790	756,113
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)(a)	6,895	6,836,325
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(a)	14,840	13,172,429
5.00%, 07/05/28 (Call 06/05/28)(a)(b)	6,620	6,597,293
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(b)	4,585	4,356,771

		31,718,931

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	22,904	21,775,237
1.75%, 01/30/26 (Call 12/30/25)	7,418	6,711,977
2.45%, 10/29/26 (Call 09/29/26)	26,548	23,886,474
3.50%, 01/15/25 (Call 11/15/24)	5,616	5,423,393
3.65%, 07/21/27 (Call 04/21/27)	7,359	6,768,784
3.88%, 01/23/28 (Call 10/23/27)	2,040	1,875,674
4.45%, 10/01/25 (Call 08/01/25)	5,068	4,906,458
4.45%, 04/03/26 (Call 02/03/26)(b)	4,108	3,957,440
4.63%, 10/15/27 (Call 08/15/27)	4,690	4,452,817
5.75%, 06/06/28 (Call 05/06/28)(b)	8,100	8,029,267
6.50%, 07/15/25 (Call 06/15/25)(b)	9,414	9,458,829
Series 3NC1, 1.75%, 10/29/24 (Call 10/02/23)(b)	7,685	7,302,960
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,150	1,098,524

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	$9,006	$8,058,594
2.20%, 01/15/27 (Call 12/15/26)	5,115	4,570,750
2.30%, 02/01/25 (Call 01/01/25)(b)	5,449	5,156,904
2.88%, 01/15/26 (Call 12/15/25)(b)	10,697	9,998,219
3.25%, 03/01/25 (Call 01/01/25)	5,786	5,537,435
3.38%, 07/01/25 (Call 06/01/25)(b)	6,825	6,502,401
3.63%, 04/01/27 (Call 01/01/27)(b)	4,162	3,824,107
3.63%, 12/01/27 (Call 09/01/27)(b)	2,530	2,324,602
3.75%, 06/01/26 (Call 04/01/26)(b)	7,163	6,809,258
4.25%, 09/15/24 (Call 06/15/24)	2,223	2,181,729
5.30%, 02/01/28 (Call 01/01/28)(b)	5,665	5,564,983
5.85%, 12/15/27 (Call 11/15/27)	2,785	2,784,954
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28 (Call 03/01/28)(a)	5,205	5,267,802
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)	4,125	3,550,028
4.25%, 06/15/26 (Call 04/15/26)(b)	6,469	6,138,845
5.25%, 08/11/25 (Call 07/11/25)(a)(b)	5,638	5,498,163
6.50%, 07/18/28 (Call 06/18/28)(a)	7,045	6,997,746
Ally Financial Inc.
4.63%, 03/30/25	2,052	1,985,065
4.75%, 06/09/27 (Call 05/09/27)(b)	4,605	4,316,511
5.13%, 09/30/24	2,529	2,489,992
5.80%, 05/01/25 (Call 04/01/25)(b)	3,643	3,588,345
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(c)	7,610	7,597,196
7.10%, 11/15/27 (Call 10/15/27)(b)	5,910	5,987,500
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	9,182	8,191,225
2.25%, 03/04/25 (Call 02/01/25)	12,527	11,911,138
2.55%, 03/04/27 (Call 02/01/27)(b)	14,127	12,845,636
3.00%, 10/30/24 (Call 09/29/24)	12,950	12,571,453
3.13%, 05/20/26 (Call 04/20/26)(b)	6,193	5,855,839
3.30%, 05/03/27 (Call 04/03/27)	13,072	12,184,311
3.63%, 12/05/24 (Call 11/04/24)	5,124	4,988,736
3.95%, 08/01/25 (Call 07/01/25)	16,858	16,357,077
4.20%, 11/06/25 (Call 10/06/25)(b)	5,420	5,277,372
4.90%, 02/13/26 (Call 01/13/26)	9,065	8,945,480
4.99%, 05/01/26, (1-day SOFR + 0.999%)(c)	9,077	8,947,375
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(c)	7,650	7,567,044
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(c)	3,845	3,822,192
5.85%, 11/05/27 (Call 10/05/27)	11,280	11,522,516
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(b)	1,885	1,765,999
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	4,447	4,159,873
3.00%, 04/02/25 (Call 03/02/25)	3,518	3,382,984
3.70%, 10/15/24(b)	4,068	3,980,693
Andrew W Mellon Foundation (The),
Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(b)	185	159,822
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)	825	698,845
3.75%, 07/15/27 (Call 06/15/27)(a)	3,000	2,585,269
3.95%, 07/15/26 (Call 06/15/26)(a)	2,805	2,509,941
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 12/17/24), (5-year CMT + 3.266%)(a)(c)	2,447	2,251,820

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(a)(b)(c)	$3,170	$2,400,888
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	1,381	1,331,812
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)(b)	7,871	7,097,301
1.95%, 09/20/26 (Call 08/20/26)(a)	5,898	5,185,169
3.50%, 11/01/27 (Call 07/01/27)(a)	1,640	1,467,134
4.13%, 08/01/25 (Call 06/01/25)(a)	3,689	3,513,755
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	1,372	1,321,717
5.50%, 12/15/24 (Call 11/15/24)(a)	8,425	8,296,473
6.25%, 04/15/28 (Call 03/15/28)(a)	6,105	6,070,078
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	5,748	5,164,666
2.53%, 11/18/27 (Call 10/18/27)(a)	15,890	13,564,925
2.75%, 02/21/28 (Call 12/21/27)(a)	1,765	1,518,715
2.88%, 02/15/25 (Call 01/15/25)(a)	8,539	8,056,959
3.25%, 02/15/27 (Call 12/15/26)(a)	5,202	4,678,619
4.25%, 04/15/26 (Call 03/15/26)(a)	7,559	7,128,583
4.38%, 05/01/26 (Call 03/01/26)(a)	5,397	5,087,729
5.50%, 01/15/26 (Call 12/15/25)(a)	5,306	5,165,668
6.38%, 05/04/28 (Call 04/04/28)(a)	6,110	6,060,857
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	1,760	1,687,034
4.38%, 12/15/25 (Call 09/15/25)	2,320	2,158,481
8.00%, 05/25/28 (Call 04/25/28)(a)(b)	755	748,843
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	500	419,829
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	455	415,529
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	3,713	3,760,150
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(a)(b)	2,870	2,873,028
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,459	10,033,005
3.50%, 10/10/24 (Call 09/10/24)(a)	9,163	8,911,268
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	6,547	6,253,646
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	7,020	6,558,489
4.25%, 06/02/26 (Call 03/02/26)(b)	3,701	3,560,886
Cantor Fitzgerald LP, 4.50%, 04/14/27 (Call 01/14/27)(a)(b)	3,000	2,821,997
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(c)	13,841	12,133,645
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(c)	8,591	8,119,440
3.20%, 02/05/25 (Call 01/05/25)	6,068	5,827,645
3.30%, 10/30/24 (Call 09/30/24)	9,234	8,968,402
3.65%, 05/11/27 (Call 04/11/27)(b)	8,519	7,922,639
3.75%, 07/28/26 (Call 06/28/26)	10,249	9,583,119
3.75%, 03/09/27 (Call 02/09/27)	10,537	9,804,122
3.80%, 01/31/28 (Call 12/31/27)	4,464	4,093,286
4.20%, 10/29/25 (Call 09/29/25)(b)	10,085	9,693,174
4.25%, 04/30/25 (Call 03/31/25)(b)	4,947	4,795,620
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(c)	11,788	11,339,651
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(c)	9,225	9,016,804
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(c)	7,835	7,600,486

Security	Par (000)	Value

Diversified Financial Services (continued)
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(c)	$11,610	$11,603,646
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(b)	5,412	5,177,659
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(b)	9,157	8,178,037
1.15%, 05/13/26 (Call 04/13/26)(b)	7,184	6,395,252
2.00%, 03/20/28 (Call 01/20/28)(b)	9,100	7,840,511
2.45%, 03/03/27 (Call 02/03/27)(b)	10,823	9,740,048
3.00%, 03/10/25 (Call 12/10/24)(b)	2,835	2,715,883
3.20%, 03/02/27 (Call 12/02/26)(b)	4,787	4,430,732
3.20%, 01/25/28 (Call 10/25/27)(b)	2,492	2,270,059
3.30%, 04/01/27 (Call 01/01/27)(b)	5,267	4,907,198
3.45%, 02/13/26 (Call 11/13/25)(b)	2,793	2,656,837
3.63%, 04/01/25 (Call 01/01/25)(b)	3,073	2,977,348
3.85%, 05/21/25 (Call 03/21/25)(b)	5,366	5,203,305
4.20%, 03/24/25 (Call 02/24/25)(b)	3,882	3,795,905
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(c)	10,060	10,039,667
5.88%, 08/24/26 (Call 07/24/26)(b)	3,435	3,454,856
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	14,865	14,314,993
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)	4,372	3,975,108
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,695	2,588,931
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(b)	5,548	5,356,186
3.75%, 06/15/28 (Call 03/15/28)	5	4,813
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	5,056	4,753,095
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,807	1,732,379
3.95%, 11/06/24 (Call 08/06/24)	1,611	1,568,925
4.10%, 02/09/27 (Call 11/09/26)	7,902	7,330,691
4.50%, 01/30/26 (Call 11/30/25)(b)	3,639	3,495,662
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin,
3.88%, 02/15/26 (Call 12/15/25)(a)	3,287	2,938,817
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(b)	2,270	2,131,456
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	630	624,310
Franklin Resources Inc., 2.85%, 03/30/25(b)	1,709	1,640,168
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)	690	658,980
Invesco Finance PLC, 3.75%, 01/15/26	4,100	3,945,515
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	2,031	1,992,103
Jefferies Financial Group Inc.
4.85%, 01/15/27(b)	5,172	5,028,165
5.88%, 07/21/28 (Call 06/21/28)	10,445	10,328,183
6.45%, 06/08/27	3,077	3,142,791
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,828	1,694,327
3.75%, 02/13/25	2,986	2,884,457
LeasePlan Corp. NV, 2.88%, 10/24/24(a)	5,681	5,458,146
Legg Mason Inc., 4.75%, 03/15/26	3,720	3,654,854
LPL Holdings Inc., 4.63%, 11/15/27 (Call 10/02/23)(a)(b)	1,190	1,112,268
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(a)	7,194	6,465,071
2.00%, 04/06/28 (Call 02/06/28)(a)	375	323,973

142	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(b)	$6,005	$5,737,192
2.95%, 11/21/26 (Call 08/21/26)	5,498	5,181,645
3.30%, 03/26/27 (Call 01/26/27)	7,435	7,077,353
3.50%, 02/26/28 (Call 11/26/27)(b)	3,700	3,519,806
4.88%, 03/09/28 (Call 02/09/28)	6,115	6,133,977
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	4,610	4,441,002
5.08%, 09/15/27 (Call 08/15/27)(a)	2,325	2,273,269
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	3,758	3,616,308
5.35%, 06/28/28 (Call 05/28/28)	6,410	6,412,658
5.65%, 06/28/25	3,565	3,568,140
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)	2,952	2,794,326
Nomura Holdings Inc.
1.65%, 07/14/26	9,220	8,172,308
1.85%, 07/16/25	12,483	11,534,982
2.17%, 07/14/28	9,975	8,395,795
2.33%, 01/22/27	9,129	8,087,231
2.65%, 01/16/25	11,419	10,903,342
5.10%, 07/03/25	3,280	3,220,167
5.39%, 07/06/27(b)	3,830	3,757,655
5.71%, 01/09/26(b)	4,350	4,323,168
5.84%, 01/18/28(b)	3,740	3,731,933
6.07%, 07/12/28(b)	5,815	5,837,739
Nuveen Finance LLC, 4.13%, 11/01/24(a)	7,410	7,236,365
ORIX Corp.
3.25%, 12/04/24(b)	5,050	4,874,682
3.70%, 07/18/27(b)	605	571,837
5.00%, 09/13/27(b)	8,299	8,228,652
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	3,307	3,203,656
4.88%, 03/15/27 (Call 09/15/26)	4,334	4,101,177
6.63%, 03/15/25 (Call 09/15/24)	5,411	5,409,323
REC Ltd., 5.63%, 04/11/28(a)	3,055	3,014,044
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	1,542	1,403,692
3.95%, 12/01/27 (Call 09/01/27)	4,110	3,672,032
4.50%, 07/23/25 (Call 04/23/25)	5,609	5,351,953
4.88%, 06/13/25 (Call 05/13/25)	4,082	3,935,839
USAA Capital Corp., 3.38%, 05/01/25(a)(b)	4,703	4,543,111
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	3,067	2,649,408
1.90%, 04/15/27 (Call 02/15/27)(b)	11,521	10,438,281
2.75%, 09/15/27 (Call 06/15/27)(b)	6,041	5,603,015
3.15%, 12/14/25 (Call 09/14/25)	27,429	26,304,528
Voya Financial Inc.
3.65%, 06/15/26(b)	4,320	4,080,069
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(b)(c)	2,663	2,170,491
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(b)	5,015	4,488,802
2.85%, 01/10/25 (Call 12/10/24)	4,693	4,496,830

		1,052,101,962

Electric — 5.6%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	3,000	2,629,950
4.38%, 04/23/25(a)	9,358	9,193,954

Security	Par (000)	Value

Electric (continued)
4.38%, 06/22/26(a)	$5,625	$5,492,835
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	3,900	3,396,318
AEP Texas Inc.
3.85%, 10/01/25 (Call 07/01/25)(a)(b)	2,535	2,429,972
3.95%, 06/01/28 (Call 03/01/28)	3,855	3,622,351
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	4,471	4,207,062
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,746	7,866,448
3.30%, 07/15/25 (Call 06/15/25)(a)(b)	5,511	5,240,242
5.45%, 06/01/28 (Call 05/01/28)	7,720	7,575,848
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(b)	1,210	1,158,479
3.75%, 09/01/27 (Call 08/01/27)(b)	4,710	4,493,070
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(a)	2,260	2,288,786
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	960	824,270
1.95%, 03/15/27 (Call 02/15/27)(b)	4,181	3,758,447
2.50%, 09/15/24 (Call 08/15/24)	4,822	4,655,855
3.65%, 02/15/26 (Call 11/15/25)(b)	3,268	3,125,500
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)(b)	2,314	2,243,491
3.80%, 05/15/28 (Call 02/15/28)	400	381,081
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	4,630	4,287,273
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(c)	4,775	3,849,866
5.75%, 11/01/27 (Call 10/01/27)	4,441	4,520,360
Series N, 1.00%, 11/01/25 (Call 10/01/25)	3,931	3,571,558
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)(b)	4,035	3,877,979
Series X, 3.30%, 06/01/27 (Call 03/01/27)(b)	2,000	1,860,099
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	978	894,694
2.95%, 09/15/27 (Call 06/15/27)(b)	1,151	1,057,717
3.15%, 05/15/25 (Call 02/15/25)(b)	2,721	2,614,952
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	10,730	10,348,280
3.20%, 04/15/25 (Call 03/15/25)	11,188	10,706,731
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	2,996	2,775,490
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)(b)	803	738,638
3.50%, 02/01/25 (Call 11/01/24)(b)	3,615	3,513,206
4.05%, 04/15/25 (Call 03/15/25)	9,380	9,177,441
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(b)	4,156	3,854,044
3.95%, 01/15/26 (Call 07/15/25)(b)	3,708	3,552,489
5.95%, 03/15/28 (Call 02/15/28)(b)	2,603	2,639,486
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,630	1,522,261
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(b)	3,156	2,910,574
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	4,060	3,648,732
5.25%, 08/10/26	2,175	2,166,894
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	4,821	4,527,427

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The),
3.50%, 04/01/28 (Call 01/01/28)(a)	$205	$188,408
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(b)	2,235	2,046,239
3.00%, 05/15/26 (Call 02/15/26)(b)	2,860	2,686,207
3.45%, 08/15/27 (Call 05/15/27)(b)	3,387	3,156,811
3.60%, 11/15/25 (Call 08/15/25)	2,696	2,572,607
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)	2,210	2,062,330
Comision Federal de Electricidad, 4.75%, 02/23/27(a)(b)	4,140	4,002,283
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	3,959	3,700,119
3.10%, 11/01/24 (Call 08/01/24)(b)	840	815,660
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	2,373	2,208,934
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(b)	2,284	2,068,316
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,901	2,727,022
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)(b)	538	522,607
3.80%, 05/15/28 (Call 02/15/28)	200	189,226
Series B, 2.90%, 12/01/26 (Call 09/01/26)	2,860	2,614,328
Series B, 3.13%, 11/15/27 (Call 08/15/27)(b)	1,565	1,447,426
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	8,030	7,686,042
5.60%, 03/01/28 (Call 02/01/28)	4,930	4,962,626
Consumers Energy Co., 4.65%, 03/01/28 (Call 01/01/28)(b)	2,135	2,113,794
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	5,350	5,171,576
4.25%, 06/01/28 (Call 03/01/28)	3,945	3,762,031
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(c)	3,266	3,132,076
Series A, 1.45%, 04/15/26 (Call 03/15/26)	4,547	4,101,879
Series A, 3.30%, 03/15/25 (Call 02/15/25)(b)	3,235	3,123,563
Series B, 3.60%, 03/15/27 (Call 01/15/27)	2,708	2,553,898
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,266	3,036,504
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	2,284	2,216,965
Series A, 1.90%, 04/01/28 (Call 02/01/28)(b)	410	359,629
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	5,038	4,663,998
4.88%, 06/01/28 (Call 05/01/28)	6,230	6,091,748
Series C, 2.53%, 10/01/24(e)	5,872	5,666,463
Series F, 1.05%, 06/01/25 (Call 05/01/25)	6,440	5,937,580
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(b)	4,854	4,568,236
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	5,385	4,915,890
2.65%, 09/01/26 (Call 06/01/26)	12,879	11,915,977
3.15%, 08/15/27 (Call 05/15/27)	3,280	3,032,670
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(c)	3,733	2,749,365
4.30%, 03/15/28 (Call 02/15/28)	8,396	8,083,507
5.00%, 12/08/25	4,730	4,683,697
5.00%, 12/08/27 (Call 11/08/27)	5,095	5,054,603
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)(b)	2,227	2,105,337
3.80%, 07/15/28 (Call 04/15/28)	120	114,238
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(b)	4,364	4,202,635

Security	Par (000)	Value

Electric (continued)
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)	$2,080	$1,885,350
Edison International
3.55%, 11/15/24 (Call 10/15/24)(b)	3,911	3,798,502
4.13%, 03/15/28 (Call 12/15/27)(b)	6,340	5,929,374
4.70%, 08/15/25	3,047	2,979,392
4.95%, 04/15/25 (Call 03/15/25)(b)	3,297	3,247,461
5.25%, 11/15/28 (Call 10/15/28)	3,000	2,928,848
5.75%, 06/15/27 (Call 04/15/27)(b)	4,644	4,653,822
EDP Finance BV
1.71%, 01/24/28(a)(b)	5,235	4,466,325
6.30%, 10/11/27(a)	6,188	6,343,335
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	12,004	11,609,352
5.70%, 05/23/28 (Call 04/23/28)(a)	7,620	7,627,444
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	7,062	6,681,281
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	4,404	4,161,692
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	4,340	4,168,067
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(a)	11,050	11,538,559
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)	9,641	8,550,350
1.88%, 07/12/28 (Call 05/12/28)(a)	1,155	975,099
3.50%, 04/06/28(a)(b)	7,910	7,198,419
3.63%, 05/25/27(a)	4,855	4,568,130
4.25%, 06/15/25(a)(b)	6,420	6,245,766
4.63%, 06/15/27 (Call 05/15/27)(a)	7,605	7,337,729
6.80%, 10/14/25(a)	6,270	6,393,547
Engie Energia Chile SA, 4.50%, 01/29/25(a)	1,969	1,903,536
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)(b)	6,281	6,024,115
4.00%, 06/01/28 (Call 03/01/28)(b)	185	176,504
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(b)	6,969	6,331,684
1.90%, 06/15/28 (Call 04/15/28)(b)	5,200	4,454,342
2.95%, 09/01/26 (Call 06/01/26)	6,468	6,009,075
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 09/11/23)	6,015	5,708,686
2.40%, 10/01/26 (Call 07/01/26)	3,378	3,097,029
3.12%, 09/01/27 (Call 06/01/27)(b)	1,918	1,775,316
3.25%, 04/01/28 (Call 01/01/28)(b)	3,007	2,759,018
4.44%, 01/15/26 (Call 10/15/25)(b)	135	133,134
5.40%, 11/01/24	1,041	1,038,757
5.59%, 10/01/24(b)	445	445,669
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(b)	185	166,892
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	6,904	6,658,627
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	4,580	4,270,273
3.10%, 04/01/27 (Call 01/01/27)	1,650	1,543,853
3.25%, 12/01/25 (Call 09/01/25)(b)	1,173	1,118,104
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(b)	1,468	1,416,234
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(a)(b)	3,038	2,990,722
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	5,745	5,285,844
3.35%, 03/15/26 (Call 12/15/25)	1,863	1,762,528

144	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.60%, 07/01/27 (Call 06/01/27)(b)	$5,336	$5,193,052
4.75%, 05/15/26	3,905	3,842,244
5.45%, 03/01/28 (Call 02/01/28)	11,240	11,277,707
Series H, 3.15%, 01/15/25 (Call 10/15/24)(b)	3,056	2,949,050
Series L, 2.90%, 10/01/24 (Call 08/01/24)	3,888	3,772,282
Series M, 3.30%, 01/15/28 (Call 10/15/27)(b)	315	289,730
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(b)	3,723	3,398,509
Series U, 1.40%, 08/15/26 (Call 07/15/26)	3,397	3,018,373
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	5,675	5,208,591
3.40%, 04/15/26 (Call 01/15/26)(b)	5,859	5,573,137
3.95%, 06/15/25 (Call 03/15/25)	7,781	7,548,729
5.15%, 03/15/28 (Call 02/15/28)	7,440	7,386,227
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(a)	8,026	7,339,472
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	7,457	7,259,762
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	12,042	11,583,140
3.13%, 12/01/25 (Call 06/01/25)(b)	6,526	6,249,903
4.40%, 05/15/28 (Call 03/15/28)(b)	12,844	12,564,173
4.45%, 05/15/26 (Call 04/15/26)(b)	4,630	4,556,927
5.05%, 04/01/28 (Call 03/01/28)	10,629	10,678,899
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(b)	9,203	8,536,019
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	1,554	1,473,973
3.25%, 03/30/27 (Call 12/30/26)	2,600	2,420,571
4.65%, 05/16/28 (Call 03/16/28)	5,385	5,251,316
Series A, 2.20%, 09/15/24 (Call 08/15/24)	5,234	5,026,443
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)(b)	1,898	1,781,266
Iberdrola International BV, 5.81%, 03/15/25	1,910	1,908,922
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(b)	300	284,492
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	6,025	5,851,532
3.40%, 08/15/25 (Call 05/15/25)	124	118,699
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(a)	13,375	13,187,750
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	4,389	4,149,238
3.35%, 11/15/27 (Call 08/15/27)	3,750	3,481,547
4.95%, 09/22/27 (Call 08/22/27)(a)(b)	6,472	6,366,991
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(a)	6,420	6,224,569
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)	3,600	3,344,928
4.88%, 05/24/26 (Call 02/24/26)(a)	300	288,000
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(b)	1,943	1,852,353
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	8,599	8,066,375
3.60%, 05/06/25(a)	250	241,871
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)	1,830	1,631,951
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	950	910,369
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	1,041	987,235
5.20%, 04/01/28 (Call 03/01/28)(a)	4,980	4,917,895

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	$4,455	$4,145,457
3.50%, 10/15/24 (Call 07/15/24)	4,569	4,465,419
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(a)	5,280	5,001,502
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(b)	1,645	1,549,819
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(a)	3,207	3,003,948
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)(b)	4,040	4,048,618
National Rural Utilities Cooperative Finance Corp. 1.00%, 06/15/26 (Call 05/15/26)	5,311	4,745,873
1.88%, 02/07/25(b)	4,545	4,317,410
2.85%, 01/27/25 (Call 10/27/24)(b)	3,671	3,543,691
3.05%, 04/25/27 (Call 01/25/27)(b)	3,005	2,802,628
3.25%, 11/01/25 (Call 08/01/25)	3,297	3,154,724
3.40%, 02/07/28 (Call 11/07/27)	4,965	4,625,442
3.45%, 06/15/25(b)	2,578	2,485,606
4.45%, 03/13/26 (Call 02/13/26)	5,150	5,057,667
4.80%, 03/15/28 (Call 02/15/28)	4,258	4,210,329
5.05%, 09/15/28 (Call 08/15/28)	2,850	2,843,967
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(b)(c)	65	61,913
5.45%, 10/30/25(b)	5,035	5,049,479
Series D, 1.00%, 10/18/24	3,505	3,326,233
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(a)(b)	765	709,019
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	9,302	8,313,710
1.90%, 06/15/28 (Call 04/15/28)	2,905	2,495,442
3.55%, 05/01/27 (Call 02/01/27)	12,385	11,673,240
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(c)	2,465	2,069,102
4.45%, 06/20/25	10,345	10,131,658
4.63%, 07/15/27 (Call 06/15/27)	11,198	10,920,478
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(c)	2,900	2,563,997
4.90%, 02/28/28 (Call 01/28/28)	14,935	14,676,420
5.75%, 09/01/25	1,000	1,002,369
6.05%, 03/01/25	9,625	9,662,945
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(a)(b)	3,884	3,767,275
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	4,458	4,050,224
2.45%, 12/02/27 (Call 10/02/27)(a)	6,045	5,131,543
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(b)	353	328,019
3.20%, 05/15/27 (Call 02/15/27)(b)	3,096	2,899,688
3.25%, 11/15/25 (Call 08/15/25)	50	47,602
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	2,000	1,886,278
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	5,280	4,803,897
2.95%, 04/01/25 (Call 01/01/25)(b)	2,577	2,475,116
4.30%, 05/15/28 (Call 04/15/28)(a)(b)	1,040	1,007,980
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	7,863	6,789,151
2.95%, 03/01/26 (Call 12/01/25)(b)	4,784	4,413,895
3.00%, 06/15/28 (Call 04/15/28)(b)	5,400	4,697,925

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 01/01/26(b)	$14,543	$13,550,252
3.30%, 03/15/27 (Call 12/15/26)	2,725	2,482,006
3.30%, 12/01/27 (Call 09/01/27)(b)	8,290	7,381,224
3.45%, 07/01/25	6,444	6,117,462
3.50%, 06/15/25 (Call 03/15/25)	4,334	4,128,243
3.75%, 07/01/28	5,740	5,162,002
4.65%, 08/01/28 (Call 05/01/28)(b)	2,050	1,913,143
4.95%, 06/08/25	3,632	3,552,437
5.45%, 06/15/27 (Call 05/15/27)	3,377	3,301,675
PacifiCorp, 3.35%, 07/01/25 (Call 04/01/25)(b)	1,550	1,478,425
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(a)	3,615	3,660,621
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	2,101	2,014,266
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)	1,180	1,074,349
Series 144A, 5.15%, 03/30/26(a)	1,740	1,711,803
Perusahaan Listrik Negara PT
4.13%, 05/15/27(a)	11,812	11,196,368
5.45%, 05/21/28(a)	8,000	7,918,901
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(b)	4,169	3,848,469
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(b)	6,823	6,439,246
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)(b)	2,335	2,230,666
3.70%, 06/15/28 (Call 12/15/27)	340	318,831
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	1,625	1,552,955
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(b)	3,883	3,524,008
2.25%, 09/15/26 (Call 06/15/26)	4,168	3,846,668
3.00%, 05/15/25 (Call 02/15/25)(b)	2,003	1,927,327
3.00%, 05/15/27 (Call 02/15/27)	3,334	3,124,187
3.05%, 11/15/24 (Call 08/15/24)(b)	735	712,736
3.70%, 05/01/28 (Call 02/01/28)(b)	390	369,939
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	5,726	5,228,062
5.85%, 11/15/27 (Call 10/15/27)(b)	5,005	5,101,207
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(b)	2,515	2,170,266
3.65%, 05/15/25 (Call 02/15/25)	4,092	3,927,745
Puget Sound Energy Inc., 7.02%, 12/01/27	15	15,740
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	1,505	1,384,128
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(b)	4,285	3,990,674
4.95%, 08/15/28 (Call 07/15/28)	7,670	7,592,243
6.00%, 06/01/26(b)	2,235	2,273,004
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	4,553	4,207,965
3.30%, 04/01/25 (Call 03/01/25)	2,125	2,047,186
3.40%, 02/01/28 (Call 11/01/27)	4,345	4,020,672
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(c)	8,128	6,572,232
5.40%, 08/01/26 (Call 07/01/26)	4,085	4,092,912
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	4,291	4,000,219
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)(b)	2,645	2,628,549
5.30%, 03/01/28 (Call 02/01/28)	1,025	1,028,829

Security	Par (000)	Value

Electric (continued)
5.85%, 11/01/27 (Call 10/01/27)	$4,760	$4,872,310
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(b)	3,394	3,084,375
Series B, 3.65%, 03/01/28 (Call 12/01/27)(b)	35	32,710
Series C, 4.20%, 06/01/25(b)	2,640	2,579,274
Series D, 4.70%, 06/01/27 (Call 05/01/27)	4,855	4,773,664
Series E, 3.70%, 08/01/25 (Call 06/01/25)	6,515	6,296,861
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	12,497	11,822,844
4.85%, 06/15/28 (Call 04/15/28)	6,020	5,895,941
5.11%, 08/01/27	6,858	6,816,250
5.15%, 10/06/25	3,590	3,570,932
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(c)	6,440	5,562,240
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)(b)	3,535	3,018,927
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(c)	8,670	8,039,831
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,363	3,937,014
4.15%, 12/01/25 (Call 09/01/25)	4,923	4,791,141
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	3,338	3,086,772
Series N, 1.65%, 03/15/26 (Call 02/15/26)(b)	4,028	3,663,785
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,528	1,462,512
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(a)(b)	14,659	13,980,617
4.25%, 05/02/28(a)	4,000	3,893,607
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)(b)	4,674	4,594,458
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(a)	8,805	8,113,775
3.15%, 06/02/26(a)	5,205	4,921,232
3.70%, 06/10/25(a)(b)	1,574	1,527,358
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	2,943	2,841,710
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	650	631,759
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(b)	2,720	2,619,284
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)(b)	3,421	3,178,741
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)(b)	3,283	3,149,026
Series A, 3.15%, 01/15/26 (Call 10/15/25)	6,125	5,826,664
Series A, 3.50%, 03/15/27 (Call 12/15/26)	5,728	5,411,225
Series A, 3.80%, 04/01/28 (Call 01/01/28)(b)	4,200	3,972,555
Series B, 2.95%, 11/15/26 (Call 08/15/26)(b)	3,224	3,007,908
Series B, 3.75%, 05/15/27 (Call 04/15/27)	4,714	4,498,609
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	6,392	5,878,707
5.13%, 05/13/25(a)	5,377	5,237,605
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(b)	4,248	3,655,565
4.75%, 01/09/26 (Call 12/09/25)	7,715	7,608,469
4.75%, 01/15/28 (Call 12/15/27)(b)	5,070	4,965,065
5.00%, 09/27/25 (Call 08/27/25)(b)	3,725	3,690,212
5.15%, 10/01/27 (Call 09/01/27)(b)	4,130	4,116,280
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	24	20,648
2.05%, 12/15/24 (Call 11/15/24)(b)	4,138	3,955,016
3.10%, 06/01/25 (Call 03/01/25)(b)	745	714,571

146	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)	$2,214	$2,069,577
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	2,922	2,921,516
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	4,319	3,830,313
3.30%, 06/01/25 (Call 12/01/24)	4,986	4,792,470
3.35%, 12/01/26 (Call 06/01/26)	4,225	3,956,695
4.00%, 06/15/28 (Call 12/15/27)(b)	3,000	2,842,618

		1,274,074,976

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(b)	6,107	5,406,418
1.80%, 10/15/27 (Call 08/15/27)(b)	1,109	982,835
3.15%, 06/01/25 (Call 03/01/25)	2,979	2,879,965
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)(b)	2,715	2,605,830

		11,875,048

Electronics — 0.6%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(b)	1,526	1,426,203
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	3,216	3,120,074
3.55%, 10/01/27 (Call 07/01/27)	1,480	1,368,927
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	3,998	3,800,270
4.75%, 03/30/26	1,045	1,033,124
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	4,020	3,721,018
4.00%, 04/01/25 (Call 01/01/25)(b)	2,666	2,588,533
6.13%, 03/01/26 (Call 03/01/24)(b)	5,525	5,525,247
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	4,675	4,528,411
6.25%, 03/15/28 (Call 02/15/28)	3,900	3,930,837
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5,420	5,176,126
4.75%, 06/15/25 (Call 03/15/25)	5,130	5,024,821
6.00%, 01/15/28 (Call 12/15/27)	3,115	3,146,954
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	7,115	6,686,092
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(b)	12,082	10,697,577
1.35%, 06/01/25 (Call 05/01/25)	9,322	8,737,416
2.50%, 11/01/26 (Call 08/01/26)	8,317	7,762,931
4.85%, 11/01/24	3,095	3,079,056
4.95%, 02/15/28 (Call 01/15/28)(b)	5,643	5,699,714
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)(b)	620	574,639
3.35%, 03/01/26 (Call 12/01/25)	2,446	2,331,080
3.50%, 02/15/28 (Call 11/15/27)(b)	3,605	3,377,847
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	4,356	3,930,623
3.95%, 01/12/28 (Call 10/12/27)(b)	900	842,189
4.25%, 05/15/27 (Call 04/15/27)	5,643	5,391,243
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	5,575	5,483,472
4.60%, 04/06/27 (Call 01/06/27)(b)	5,507	5,385,197
Legrand France SA, 8.50%, 02/15/25	4,429	4,615,277

Security	Par (000)	Value

Electronics (continued)
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	$5,409	$4,767,926
2.38%, 08/09/28 (Call 06/09/28)	500	414,987
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	4,184	4,115,778
4.90%, 06/15/28 (Call 03/15/28)(b)	4,205	4,087,368
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(b)	2,284	2,126,981
3.70%, 02/15/26 (Call 11/15/25)	2,982	2,878,571
4.50%, 02/13/26(b)	4,125	4,056,572
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	4,422	3,963,102
2.40%, 04/01/28 (Call 02/01/28)	3,395	2,820,532

		148,216,715

Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)(b)	7,000	7,117,869
MasTec Inc., 4.50%, 08/15/28 (Call 10/02/23)(a)	100	91,239
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)	4,000	3,689,647
4.25%, 10/31/26 (Call 07/31/26)(a)(b)	6,319	6,033,767
St Engineering Urban Solutions USA Inc.,
3.38%, 05/05/27 (Call 02/05/27)(a)(b)	7,025	6,651,060
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	2,109	2,027,946
3.63%, 04/28/26 (Call 01/28/26)(a)	7,096	6,749,270

		32,360,798

Entertainment — 0.2%
Warnermedia Holdings Inc.
3.64%, 03/15/25	13,177	12,749,017
3.76%, 03/15/27 (Call 02/15/27)	29,355	27,532,575
3.79%, 03/15/25 (Call 09/11/23)(b)	3,982	3,853,300
6.41%, 03/15/26 (Call 03/15/24)(b)	5,655	5,663,325

		49,798,217

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	3,600	3,262,267
2.90%, 07/01/26 (Call 04/01/26)(b)	3,359	3,157,410
3.20%, 03/15/25 (Call 12/15/24)(b)	4,779	4,621,416
3.38%, 11/15/27 (Call 08/15/27)	2,740	2,549,430
3.95%, 05/15/28 (Call 02/15/28)	6,030	5,725,872
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(b)	5,240	4,763,420
1.15%, 03/15/28 (Call 01/15/28)(b)	5,035	4,247,811
3.13%, 03/01/25 (Call 12/01/24)(b)	3,830	3,708,406
3.15%, 11/15/27 (Call 08/15/27)(b)	3,381	3,152,962
7.00%, 07/15/28	125	134,925

		35,323,919

Food — 1.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	2,782	2,682,118
3.95%, 03/15/25 (Call 01/15/25)	7,228	7,035,633
4.15%, 03/15/28 (Call 12/15/27)	7,360	7,007,142
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	4,610	4,335,807
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	1,726	1,699,090
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	8,622	7,325,468
4.60%, 11/01/25 (Call 09/01/25)	8,444	8,266,614

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.30%, 10/01/26	$4,525	$4,507,468
7.13%, 10/01/26(b)	1,225	1,273,454
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	12,224	11,429,777
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	1,240	1,163,838
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5,674	5,338,928
4.00%, 04/17/25 (Call 02/17/25)	7,173	6,991,529
4.20%, 04/17/28 (Call 01/17/28)	9,065	8,692,925
5.24%, 11/18/25 (Call 11/18/23)	1,580	1,573,282
Gruma SAB de CV, 4.88%, 12/01/24 (Call 09/01/24)(a)	200	197,514
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(b)	2,328	2,160,269
2.05%, 11/15/24 (Call 10/15/24)(b)	4,363	4,198,314
2.30%, 08/15/26 (Call 05/15/26)(b)	4,119	3,857,349
3.20%, 08/21/25 (Call 05/21/25)(b)	1,965	1,895,448
4.25%, 05/04/28 (Call 04/04/28)(b)	1,070	1,055,893
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	5,600	4,841,912
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(b)	3,282	3,098,508
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	6,765	6,081,025
5.13%, 02/01/28 (Call 01/01/28)	6,739	6,549,528
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(b)	3,265	3,050,197
3.50%, 03/15/25	8,188	7,931,332
Kellogg Co.
3.25%, 04/01/26(b)	6,796	6,465,625
3.40%, 11/15/27 (Call 08/15/27)(b)	4,830	4,489,448
4.30%, 05/15/28 (Call 02/15/28)	5,515	5,306,029
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	14,707	13,864,134
3.88%, 05/15/27 (Call 02/15/27)	10,072	9,621,225
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(b)	5,901	5,458,165
3.50%, 02/01/26 (Call 11/01/25)	4,857	4,636,980
3.70%, 08/01/27 (Call 05/01/27)(b)	4,195	3,982,165
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	3,498	3,109,507
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	5,492	5,269,652
4.55%, 04/20/28 (Call 03/20/28)(a)(b)	7,441	7,316,941
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	4,608	4,147,589
3.25%, 11/15/25 (Call 08/15/25)(b)	2,650	2,529,588
3.40%, 08/15/27 (Call 05/15/27)(b)	5,623	5,269,953
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)	2,646	2,510,362
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	2,850	2,517,955
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	2,729	2,631,667
4.25%, 09/15/25(a)	4,440	4,342,172
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	6,975	6,522,416
2.63%, 03/17/27 (Call 02/17/27)	5,725	5,262,880
4.13%, 05/07/28 (Call 02/07/28)(b)	220	212,653
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	6,202	5,587,289
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	7,673	6,612,171
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	4,253	3,767,475

Security	Par (000)	Value

Food (continued)
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	$7,305	$7,090,405
4.00%, 09/12/25(a)(b)	4,777	4,682,823
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	3,505	3,402,078
5.25%, 03/13/26(a)	7,510	7,543,301
Series 144A, 5.00%, 03/14/28 (Call 02/14/28)(a)(b)	6,788	6,831,180
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	7,584	7,225,055
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(a)	4,750	4,420,134
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(b)	5,713	5,323,905
3.30%, 07/15/26 (Call 04/15/26)	8,057	7,646,078
3.75%, 10/01/25 (Call 07/01/25)	5,968	5,771,389
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	10,132	9,516,931
4.00%, 03/01/26 (Call 01/01/26)	7,187	6,947,747
Walmart Inc., 3.90%, 09/09/25	12,780	12,499,241

		334,574,670

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)(b)	4,805	4,407,615
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	3,398	3,303,035
5.50%, 01/17/27(b)	4,650	4,641,545
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)	5,892	5,232,978
1.75%, 09/30/25 (Call 08/30/25)(a)	6,757	6,257,536
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	4,330	3,931,074
3.60%, 03/01/25 (Call 12/01/24)(a)	5,786	5,616,808
7.25%, 06/01/28(b)	310	332,127
Inversiones CMPC SA, 4.38%, 04/04/27(a)	2,273	2,163,897
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	4,994	5,085,907
Suzano Austria GmbH, 5.75%, 07/14/26(a)	515	514,068
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)	1,000	1,046,332

		42,532,922

Gas — 0.5%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	8,997	8,775,994
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	4,950	4,718,664
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	2,898	2,717,182
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(a)(b)	3,190	2,891,891
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)	4,661	4,412,785
4.63%, 08/05/27 (Call 07/05/27)(a)	2,085	1,998,256
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	425	404,232
5.25%, 03/01/28 (Call 02/01/28)	6,575	6,559,724
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(a)(b)	5,114	4,728,818
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	3,645	3,541,241
Series A, 2.50%, 11/15/24 (Call 10/15/24)(b)	6,153	5,919,272
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(a)(b)	5,736	5,250,782

148	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)(b)	$2,298	$2,129,645
5.20%, 07/15/25 (Call 04/15/25)	2,621	2,576,551
5.50%, 01/15/26 (Call 12/15/25)(b)	4,275	4,234,176
5.50%, 10/01/26(b)	2,990	2,964,229
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	10,108	9,265,506
3.49%, 05/15/27 (Call 02/15/27)	5,918	5,551,042
5.25%, 03/30/28 (Call 02/29/28)	6,185	6,159,076
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(b)	4,635	4,305,348
3.15%, 09/15/24 (Call 06/15/24)	2,503	2,439,569
3.20%, 06/15/25 (Call 03/15/25)(b)	2,846	2,740,604
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5,425	5,060,394
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	4,240	3,998,946
3.88%, 11/15/25 (Call 08/15/25)(b)	2,420	2,330,493
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)(b)	174	161,930
5.45%, 03/23/28 (Call 02/23/28)	4,233	4,220,711
5.80%, 12/01/27 (Call 11/01/27)	560	566,361

		110,623,422

Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(b)	2,725	2,583,046
Regal Rexnord Corp.
6.05%, 02/15/26(a)	5,110	5,082,432
6.05%, 04/15/28 (Call 03/15/28)(a)(b)	9,148	9,051,120
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	653	616,917
Stanley Black & Decker Inc., 6.27%, 03/06/26 (Call 03/06/24)	950	955,513
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 09/11/23)(b)	3,918	3,730,011
3.40%, 03/01/26 (Call 01/01/26)	4,919	4,675,361
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(c)	4,767	3,709,629
6.00%, 03/06/28 (Call 02/06/28)(b)	4,623	4,721,710

		35,125,739

Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(b)	1,080	932,069
2.95%, 03/15/25 (Call 12/15/24)(b)	8,595	8,324,985
3.75%, 11/30/26 (Call 08/30/26)	12,350	11,969,626
3.88%, 09/15/25 (Call 06/15/25)	5,430	5,299,885
Alcon Finance Corp., 2.75%, 09/23/26
(Call 07/23/26)(a)	4,284	3,955,696
Baxter International Inc.
1.32%, 11/29/24(b)	6,988	6,620,000
1.92%, 02/01/27 (Call 01/01/27)	10,617	9,446,277
2.27%, 12/01/28 (Call 10/01/28)	2,125	1,823,175
2.60%, 08/15/26 (Call 05/15/26)	3,785	3,494,894
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(b)	5,086	4,777,408
3.75%, 03/01/26 (Call 01/01/26)(b)	432	414,193
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	5,545	5,349,125
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	6,576	6,325,645
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(b)	385	370,225

Security	Par (000)	Value

Health Care - Products (continued)
GE HealthCare Technologies Inc.
5.55%, 11/15/24(b)	$6,765	$6,746,487
5.60%, 11/15/25 (Call 10/15/25)	11,590	11,590,622
5.65%, 11/15/27 (Call 10/15/27)	13,365	13,525,628
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	7,439	6,836,675
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	11,123	10,818,067
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(a)	2,592	2,321,645
Revvity Inc., 0.85%, 09/15/24 (Call 09/11/23)	5,992	5,679,895
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(b)	5,828	5,412,898
3.38%, 11/01/25 (Call 08/01/25)	5,839	5,601,005
3.50%, 03/15/26 (Call 12/15/25)	7,866	7,554,514
3.65%, 03/07/28 (Call 12/07/27)	4,163	3,951,729
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 09/11/23)	17,907	17,070,472
4.80%, 11/21/27 (Call 10/21/27)(b)	4,504	4,509,532
4.95%, 08/10/26 (Call 07/10/26)	11,695	11,648,228
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 09/11/23)	7,033	6,676,810
3.05%, 01/15/26 (Call 12/15/25)(b)	5,512	5,223,556
3.55%, 04/01/25 (Call 01/01/25)	6,569	6,353,627

		200,624,593

Health Care - Services — 1.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)(b)	8,097	7,883,592
Blue Cross and Blue Shield of Minnesota, 3.79%,
05/01/25 (Call 02/01/25)(a)	2,937	2,794,946
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	10,147	8,687,537
4.25%, 12/15/27 (Call 09/18/23)(b)	17,802	16,652,137
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	4,107	3,779,017
2.76%, 10/01/24 (Call 07/01/24)	3,456	3,348,696
Dignity Health, 3.81%, 11/01/24	219	213,947
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	6,076	5,519,553
2.38%, 01/15/25 (Call 12/15/24)	10,302	9,850,320
3.35%, 12/01/24 (Call 10/01/24)	6,843	6,656,432
3.65%, 12/01/27 (Call 09/01/27)	12,261	11,556,885
4.10%, 03/01/28 (Call 12/01/27)	9,368	8,971,139
4.90%, 02/08/26 (Call 02/08/24)(b)	4,718	4,657,372
5.35%, 10/15/25 (Call 09/15/25)(b)	3,690	3,684,806
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)(b)	3,910	3,839,273
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(a)	6,205	5,423,906
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)(b)	8,730	8,441,929
5.20%, 06/01/28 (Call 05/01/28)	10,720	10,563,392
5.25%, 04/15/25	10,336	10,237,863
5.25%, 06/15/26 (Call 12/15/25)	11,276	11,138,963
5.38%, 02/01/25	18,963	18,840,045
5.38%, 09/01/26 (Call 03/01/26)	6,984	6,933,380
5.88%, 02/15/26 (Call 08/15/25)(b)	10,835	10,849,776
7.69%, 06/15/25	2,380	2,447,678
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	5,546	5,130,647
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)	4,131	3,694,024
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	6,768	5,952,916

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.85%, 10/01/24 (Call 07/01/24)(b)	$5,013	$4,910,010
3.95%, 03/15/27 (Call 12/15/26)(b)	4,659	4,473,146
4.50%, 04/01/25 (Call 03/01/25)	5,307	5,228,194
5.70%, 03/13/26 (Call 03/13/24)	180	180,020
5.75%, 03/01/28 (Call 02/01/28)	1,460	1,486,421
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(a)	4,675	4,657,642
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(b)	1,650	1,556,813
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(b)	4,560	4,102,996
2.30%, 12/01/24 (Call 11/01/24)	3,602	3,446,677
3.60%, 02/01/25 (Call 11/01/24)	8,620	8,361,281
3.60%, 09/01/27 (Call 06/01/27)(b)	3,961	3,753,439
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(b)	155	148,197
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)(b)	1,961	1,786,920
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	872	782,269
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(b)	945	868,864
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	4,906	4,682,019
3.50%, 03/30/25 (Call 12/30/24)	5,454	5,276,889
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	5,667	5,140,449
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	6,975	6,660,981
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	8,947	8,208,132
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	6,193	5,706,624
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	7,535	7,103,222
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	3,532	3,381,261
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	1,654	1,618,899
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(b)	505	479,376
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	653	599,826
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(b)	5,045	4,849,804
1.15%, 05/15/26 (Call 04/15/26)(b)	7,527	6,809,411
1.25%, 01/15/26(b)	3,974	3,635,312
2.95%, 10/15/27	7,993	7,412,434
3.10%, 03/15/26	7,355	7,025,957
3.38%, 04/15/27	5,351	5,074,628
3.45%, 01/15/27	6,764	6,457,681
3.70%, 12/15/25(b)	2,693	2,607,434
3.75%, 07/15/25	15,383	14,988,562
3.85%, 06/15/28(b)	6,206	5,948,797
5.00%, 10/15/24	5,265	5,248,819
5.15%, 10/15/25(b)	5,674	5,670,552
5.25%, 02/15/28 (Call 01/15/28)(b)	7,904	8,056,564
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	5,375	4,774,285
UPMC, Series D-1, 3.60%, 04/03/25(b)	3,090	2,982,033

		383,893,011

Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(b)	7,745	6,806,348
2.88%, 06/15/27 (Call 05/15/27)(b)	2,996	2,635,620
2.88%, 06/15/28 (Call 04/15/28)	5,910	4,984,192
3.25%, 07/15/25 (Call 06/15/25)(b)	10,019	9,394,593

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.88%, 01/15/26 (Call 12/15/25)	$8,686	$8,124,511
4.25%, 03/01/25 (Call 01/01/25)	4,493	4,322,071
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(b)	2,850	2,463,881
2.95%, 03/10/26 (Call 02/10/26)	3,299	2,952,982
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	2,700	2,385,539
Blackstone Private Credit Fund
2.35%, 11/22/24(b)	3,460	3,269,716
2.63%, 12/15/26 (Call 11/15/26)	9,207	7,919,548
2.70%, 01/15/25 (Call 11/15/24)(b)	3,935	3,723,313
3.25%, 03/15/27 (Call 02/15/27)	7,405	6,448,223
4.70%, 03/24/25(b)	7,360	7,154,070
7.05%, 09/29/25(b)	7,103	7,152,148
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	4,774	4,048,335
2.75%, 09/16/26 (Call 08/19/26)	5,293	4,665,318
3.63%, 01/15/26 (Call 12/15/25)	7,235	6,702,101
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,402	2,948,111
2.88%, 06/11/28 (Call 04/11/28)	2,415	1,995,343
3.40%, 07/15/26 (Call 06/15/26)	7,537	6,788,603
3.75%, 07/22/25 (Call 06/22/25)	3,878	3,636,196
4.00%, 03/30/25 (Call 02/28/25)(b)	3,595	3,419,953
4.25%, 01/15/26 (Call 12/15/25)(b)	4,074	3,815,349
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	2,890	2,545,898
4.70%, 02/08/27 (Call 01/08/27)(b)	3,845	3,524,011
5.50%, 03/21/25	4,053	3,928,860
7.75%, 09/16/27 (Call 08/16/27)	3,465	3,442,098
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	2,645	2,224,823
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	2,801	2,477,440
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	5,131	4,745,969
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	4,630	4,283,244
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,925	4,557,881
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,869	2,712,217
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(a)(b)	5,625	5,089,722
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)	5,660	5,527,208
Franklin BSP Lending Corp., 3.25%, 03/30/26 (Call 02/28/26)(b)	2,850	2,565,051
FS KKR Capital Corp.
1.65%, 10/12/24	4,235	3,993,867
2.63%, 01/15/27 (Call 12/15/26)	3,566	3,077,197
3.25%, 07/15/27 (Call 06/15/27)(b)	2,277	1,976,216
3.40%, 01/15/26 (Call 12/15/25)	8,273	7,586,032
4.13%, 02/01/25 (Call 01/01/25)(b)	3,201	3,077,427
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	3,703	3,541,177
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(b)	5,295	4,918,598
3.75%, 02/10/25 (Call 01/10/25)(b)	4,060	3,929,058
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,336	2,819,979
2.50%, 08/24/26 (Call 07/24/26)	1,960	1,722,325

150	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	$4,534	$4,422,781
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	4,363	3,869,215
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)	1,444	1,347,234
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(b)	1,691	1,469,986
3.50%, 02/25/25 (Call 01/25/25)(b)	3,468	3,301,417
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)	2,968	2,848,179
Owl Rock Capital Corp. III, 3.13%, 04/13/27	2,259	1,935,416
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(b)	2,550	2,208,412
3.71%, 01/22/26 (Call 12/22/25)(b)	3,983	3,610,046
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(b)	2,290	2,022,663
3.88%, 11/01/24 (Call 10/01/24)(b)	4,303	4,171,961

		233,229,672

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,877	4,299,779
1.40%, 10/15/27 (Call 08/15/27)(b)	665	571,163
2.50%, 10/15/24 (Call 09/15/24)	4,346	4,189,138
2.60%, 10/15/25 (Call 09/15/25)(b)	4,379	4,112,911
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	3,097	3,040,254
4.75%, 11/29/27 (Call 05/29/27)	6,393	6,198,801
5.00%, 06/15/27 (Call 12/15/26)	2,160	2,127,115
5.25%, 06/01/26 (Call 12/01/25)(b)	3,540	3,522,146
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	4,228	4,165,572
5.50%, 03/01/26 (Call 12/01/25)	3,923	3,915,211
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(b)	2,858	2,681,984
4.88%, 11/15/25 (Call 08/15/25)(b)	1,749	1,709,385
4.88%, 03/15/27 (Call 12/15/26)	3,880	3,766,316

		44,299,775

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	3,126	3,037,271
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,990	3,678,209
3.80%, 11/15/24 (Call 08/15/24)(b)	1,215	1,184,450
Whirlpool Corp., 3.70%, 05/01/25	864	837,337

		8,737,267

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(b)	2,835	2,665,111
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,485	1,372,807
3.90%, 05/15/28 (Call 02/15/28)	5,122	4,864,522
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,663	1,435,965
2.65%, 03/01/25(b)	1,830	1,761,662
2.75%, 02/15/26(b)	2,936	2,797,027
3.05%, 08/15/25(b)	3,015	2,899,920

Security	Par (000)	Value

Household Products & Wares (continued)
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)	$18,361	$17,096,537

		34,893,551

Insurance — 3.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(c)	3,930	3,692,628
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	4,755	4,285,922
2.88%, 10/15/26 (Call 07/15/26)(b)	4,287	3,998,053
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)(b)	2,816	2,719,143
3.90%, 04/06/28 (Call 01/06/28)(a)	325	309,502
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	7,220	7,375,750
AIG Global Funding, 0.90%, 09/22/25(a)	983	891,965
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(b)	2,279	2,186,537
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	6,276	5,662,769
3.28%, 12/15/26 (Call 09/15/26)(b)	4,485	4,237,535
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(b)	3,999	3,834,486
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	8,548	8,091,334
3.90%, 04/01/26 (Call 01/01/26)	6,702	6,469,423
4.20%, 04/01/28 (Call 01/01/28)	4,420	4,219,325
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(c)	3,360	3,172,682
Aon Corp., 8.21%, 01/01/27	881	925,031
Aon Global Ltd.
2.85%, 05/28/27 (Call 04/28/27)(b)	5,586	5,142,627
3.88%, 12/15/25 (Call 09/15/25)	7,843	7,583,043
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(b)	3,714	3,544,117
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	555	535,801
Athene Global Funding
1.45%, 01/08/26(a)(b)	3,343	2,980,027
1.61%, 06/29/26(a)(b)	4,105	3,564,435
1.72%, 01/07/25(a)	6,343	5,941,266
1.73%, 10/02/26(a)(b)	4,164	3,624,353
1.99%, 08/19/28(a)	50	41,377
2.45%, 08/20/27(a)(b)	2,985	2,608,012
2.50%, 01/14/25(a)(b)	5,019	4,749,684
2.50%, 03/24/28(a)(b)	5,425	4,647,251
2.55%, 06/29/25(a)(b)	2,607	2,402,487
2.95%, 11/12/26(a)(b)	4,352	3,934,471
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(b)	6,975	6,514,945
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(b)	420	394,074
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(b)	7,940	7,357,669
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	19,827	19,010,549
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	4,620	4,115,728
1.75%, 01/13/25(a)(b)	4,104	3,867,299
2.00%, 06/28/28(a)	2,000	1,682,974
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(b)	4,402	4,069,582

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(b)	$5,826	$5,717,329
Chubb INA Holdings Inc.
3.15%, 03/15/25	5,245	5,070,874
3.35%, 05/03/26 (Call 02/03/26)(b)	12,831	12,299,520
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)(b)	3,716	3,468,896
4.50%, 03/01/26 (Call 12/01/25)(b)	5,440	5,303,244
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(b)	4,291	4,200,918
CNO Global Funding
1.65%, 01/06/25(a)	3,579	3,353,775
1.75%, 10/07/26(a)(b)	5,728	5,084,799
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	9,445	9,076,292
3.65%, 04/05/27 (Call 03/05/27)	10,872	10,227,190
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(b)(c)	7,014	6,819,488
Corebridge Global Funding, 5.75%, 07/02/26(a)	10,270	10,222,327
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26), (3-mo. SOFR + 3.922%)(a)(b)(c)(d)	8,495	7,996,938
5.10%, 10/29/49 (Call 10/28/24), (3-mo. LIBOR US + 3.680%)(a)(b)(c)(d)	2,750	2,695,410
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(a)	210	181,210
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(c)	25	19,754
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)	3,027	2,699,788
1.10%, 11/12/24(a)(b)	4,784	4,515,072
1.30%, 07/12/26(a)(b)	5,156	4,518,619
1.40%, 07/07/25(a)(b)	5,503	5,060,535
1.40%, 08/27/27(a)(b)	4,264	3,626,889
1.70%, 11/12/26(a)(b)	4,672	4,095,493
1.80%, 03/08/28(a)(b)	360	305,527
5.45%, 03/03/28(a)(b)	6,420	6,351,811
5.50%, 12/02/25(a)(b)	2,075	2,055,330
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	12,800	12,110,834
7.00%, 04/01/28(b)	465	490,264
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(a)(b)	3,225	3,280,387
F&G Global Funding
0.90%, 09/20/24(a)	4,624	4,347,178
1.75%, 06/30/26(a)(b)	5,896	5,243,021
2.30%, 04/11/27(a)(b)	4,325	3,824,213
5.15%, 07/07/25(a)	3,075	2,988,879
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	3,505	3,375,557
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	405	407,283
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	3,807	3,721,656
First American Financial Corp., 4.60%, 11/15/24(b)	2,615	2,569,386
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	5,591	4,998,850
2.25%, 01/06/27(a)	5,400	4,776,339
3.85%, 04/11/25(a)(b)	3,064	2,949,018
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	2,030	1,927,385

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)	$4,757	$4,298,897
Guardian Life Global Funding
0.88%, 12/10/25(a)(b)	4,724	4,239,146
1.10%, 06/23/25(a)	4,316	3,970,331
1.25%, 05/13/26(a)(b)	2,110	1,880,234
1.25%, 11/19/27(a)	3,938	3,384,225
1.40%, 07/06/27(a)(b)	25	21,815
3.25%, 03/29/27(a)(b)	3,270	3,045,490
5.55%, 10/28/27(a)(b)	3,327	3,352,119
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	2,140	2,079,082
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	339	325,662
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(b)	906	888,029
Jackson National Life Global Funding
1.75%, 01/12/25(a)(b)	2,217	2,079,253
3.05%, 04/29/26(a)	2,868	2,642,250
3.88%, 06/11/25(a)(b)	3,833	3,658,823
5.25%, 04/12/28(a)(b)	2,135	2,020,718
5.50%, 01/09/26(a)(b)	4,370	4,287,831
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)	5,655	5,934,052
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	4,310	4,186,681
Lincoln National Corp.
3.35%, 03/09/25(b)	2,731	2,619,532
3.63%, 12/12/26 (Call 09/15/26)(b)	3,880	3,634,818
3.80%, 03/01/28 (Call 12/01/27)(b)	3,595	3,289,990
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	4,558	4,388,476
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(b)	4,426	4,052,636
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)(c)	6,595	6,172,855
4.15%, 03/04/26	9,112	8,851,403
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)(b)	1,500	1,399,780
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)(b)	5,467	5,308,171
3.75%, 03/14/26 (Call 12/14/25)	5,351	5,170,664
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,285	1,141,911
2.35%, 01/14/27(a)(b)	4,041	3,674,675
2.80%, 03/21/25(a)(b)	520	498,953
2.95%, 01/11/25(a)(b)	1,623	1,566,281
3.40%, 03/08/26(a)(b)	6,068	5,785,339
4.15%, 08/26/25(a)(b)	4,087	3,986,494
4.50%, 04/10/26(a)(b)	3,475	3,412,661
5.05%, 12/07/27(a)(b)	5,170	5,145,924
5.05%, 06/14/28(a)(b)	7,195	7,137,297
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)(c)	14,820	14,415,835
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	1,989	1,868,260
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	4,136	3,647,834
3.70%, 06/13/25(a)(b)	3,000	2,893,186
5.40%, 06/20/26(a)	3,010	3,004,112

152	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$4,120	$3,974,882
3.60%, 11/13/25 (Call 08/13/25)(b)	5,560	5,377,929
Metropolitan Life Global Funding I
0.70%, 09/27/24(a)(b)	3,646	3,458,678
0.95%, 07/02/25(a)(b)	8,609	7,913,859
1.88%, 01/11/27(a)(b)	7,555	6,749,824
2.80%, 03/21/25(a)(b)	3,961	3,788,227
3.00%, 09/19/27(a)(b)	7,625	6,968,039
3.45%, 12/18/26(a)(b)	7,230	6,816,361
4.05%, 08/25/25(a)(b)	5,498	5,327,912
4.40%, 06/30/27(a)(b)	4,465	4,315,465
5.00%, 01/06/26(a)(b)	2,549	2,529,105
5.05%, 01/06/28(a)(b)	3,155	3,132,691
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)(b)	1,525	1,573,240
Munich Re America Corp., Series B, 7.45%, 12/15/26(b)	5	5,333
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)	2,000	1,996,507
New York Life Global Funding
0.85%, 01/15/26(a)(b)	3,857	3,475,365
0.90%, 10/29/24(a)	925	877,128
0.95%, 06/24/25(a)(b)	4,653	4,293,413
1.15%, 06/09/26(a)	5,758	5,108,680
1.45%, 01/14/25(a)(b)	4,645	4,389,178
2.00%, 01/22/25(a)(b)	5,741	5,472,612
2.35%, 07/14/26(a)(b)	590	543,465
3.00%, 01/10/28(a)	1,345	1,230,848
3.25%, 04/07/27(a)	5,475	5,135,546
3.60%, 08/05/25(a)(b)	4,820	4,663,547
4.70%, 04/02/26(a)(b)	6,525	6,433,254
4.85%, 01/09/28(a)(b)	10,240	10,129,684
4.90%, 06/13/28(a)	5,623	5,559,555
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27), (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,510	3,245,099
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,324	8,011,334
5.10%, 10/16/44 (Call 10/16/24), (5-year USD Swap + 3.650%)(a)(c)	16,913	16,577,081
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	4,773	4,290,071
1.70%, 06/01/28(a)	2,750	2,353,017
1.75%, 01/11/27(a)	5,743	5,130,610
4.00%, 07/01/25(a)	5,120	4,986,957
4.35%, 09/15/27(a)	5,575	5,414,198
4.70%, 04/06/26(a)(b)	5,385	5,316,236
4.90%, 06/12/28(a)	3,220	3,184,277
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(b)	4,843	4,602,642
4.88%, 10/01/24 (Call 09/01/24)(b)	4,517	4,454,254
Pacific Life Global Funding II
1.20%, 06/24/25(a)(b)	3,481	3,222,479
1.38%, 04/14/26(a)(b)	8,600	7,742,314
1.45%, 01/20/28(a)(b)	800	678,451
4.90%, 04/04/28(a)(b)	5,893	5,783,904
5.50%, 08/28/26(a)(b)	2,000	2,006,801
5.50%, 07/18/28(a)	3,610	3,621,175

Security	Par (000)	Value

Insurance (continued)
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	$1,003	$913,259
1.15%, 12/06/24(a)(b)	4,715	4,455,196
1.20%, 09/01/26(a)(b)	7,118	6,305,285
2.40%, 09/23/24(a)	5,014	4,829,677
4.20%, 08/28/25(a)(b)	415	404,532
5.10%, 05/30/28(a)(b)	3,830	3,840,515
5.55%, 08/28/26(a)	175	176,281
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(b)	2,965	2,758,083
3.40%, 05/15/25 (Call 02/15/25)(b)	3,570	3,438,442
Principal Life Global Funding, 1.38%, 01/10/25(a)(b)	4,235	3,994,087
Principal Life Global Funding II
0.88%, 01/12/26(a)	3,920	3,512,790
1.25%, 06/23/25(a)(b)	4,242	3,907,937
1.25%, 08/16/26(a)(b)	6,000	5,281,144
1.50%, 11/17/26(a)(b)	4,235	3,722,645
2.25%, 11/21/24(a)	2,997	2,862,989
3.00%, 04/18/26(a)	5,191	4,841,999
5.50%, 06/28/28(a)(b)	3,570	3,550,857
Progressive Corp. (The)
2.45%, 01/15/27(b)	3,664	3,375,637
2.50%, 03/15/27 (Call 02/15/27)(b)	3,900	3,587,208
Protective Life Global Funding
1.17%, 07/15/25(a)(b)	2,127	1,950,394
1.30%, 09/20/26(a)	4,900	4,306,184
1.62%, 04/15/26(a)(b)	3,602	3,249,984
1.65%, 01/13/25(a)	4,061	3,840,633
3.22%, 03/28/25(a)(b)	4,475	4,299,272
4.71%, 07/06/27(a)	2,255	2,195,987
5.21%, 04/14/26(a)(b)	3,355	3,308,371
5.37%, 01/06/26(a)(b)	4,960	4,937,763
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	9,280	8,498,205
3.88%, 03/27/28 (Call 12/27/27)(b)	3,643	3,469,143
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)(c)	3,745	3,360,090
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)(c)	7,916	7,739,735
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,595	1,646,040
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)(b)	4,089	3,892,619
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)	6,083	5,300,466
2.50%, 10/30/24(a)	4,835	4,618,960
2.75%, 05/07/25(a)(b)	3,128	2,942,330
2.75%, 01/21/27(a)	915	820,910
4.93%, 09/01/27(a)	100	96,008
5.24%, 02/02/26(a)	40	39,078
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	455	422,265
3.70%, 04/01/25 (Call 01/01/25)(b)	2,278	2,213,436
RGA Global Funding, 2.00%, 11/30/26(a)(b)	1,815	1,614,931
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(a)(b)	1,525	1,412,651
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	3,474	3,115,305
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(a)	1,535	1,343,125

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Swiss Re America Holding Corp., 7.00%, 02/15/26(b)	$150	$153,966
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24), (3-mo. LIBOR US + 2.661%)(a)(c)	4,295	4,178,153
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	4,524	4,369,690
Unum Group, 3.88%, 11/05/25(b)	2,000	1,909,524
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)(b)	6,115	5,921,793

		872,509,660

Internet — 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(b)	15,040	13,963,461
3.60%, 11/28/24 (Call 08/28/24)(b)	16,846	16,401,395
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	6,794	6,235,416
0.80%, 08/15/27 (Call 06/15/27)(b)	7,500	6,505,673
2.00%, 08/15/26 (Call 05/15/26)	12,040	11,142,999
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	8,753	8,127,885
1.00%, 05/12/26 (Call 04/12/26)	19,442	17,569,773
1.20%, 06/03/27 (Call 04/03/27)	9,236	8,131,554
1.65%, 05/12/28 (Call 03/12/28)	11,420	9,978,007
3.00%, 04/13/25	10,875	10,524,883
3.15%, 08/22/27 (Call 05/22/27)	25,335	23,823,576
3.30%, 04/13/27 (Call 03/13/27)	14,500	13,802,046
3.80%, 12/05/24 (Call 09/05/24)	9,666	9,492,543
4.55%, 12/01/27 (Call 11/01/27)	18,369	18,296,564
4.60%, 12/01/25	9,272	9,202,500
4.70%, 11/29/24	13,355	13,270,723
5.20%, 12/03/25 (Call 09/03/25)	6,797	6,817,755
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(b)	2,140	1,886,960
1.72%, 04/09/26 (Call 03/09/26)(b)	3,115	2,821,509
3.08%, 04/07/25 (Call 03/07/25)(b)	5,453	5,228,664
3.63%, 07/06/27(b)	3,740	3,511,342
4.13%, 06/30/25(b)	2,005	1,948,501
4.38%, 03/29/28 (Call 12/29/27)(b)	4,250	4,073,820
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(b)	2,125	2,006,102
3.60%, 06/01/26 (Call 03/01/26)	8,289	7,974,527
3.65%, 03/15/25 (Call 12/15/24)	4,383	4,271,566
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	7,132	6,429,048
1.90%, 03/11/25 (Call 02/11/25)	6,558	6,211,861
3.60%, 06/05/27 (Call 03/05/27)	6,142	5,798,790
5.90%, 11/22/25 (Call 10/22/25)	1,445	1,456,833
5.95%, 11/22/27 (Call 10/22/27)(b)	2,153	2,207,159
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(b)	6,245	5,820,719
4.63%, 08/01/27 (Call 05/01/27)	5,896	5,719,081
5.00%, 02/15/26 (Call 11/15/25)	6,135	6,063,410
6.25%, 05/01/25 (Call 02/01/25)(a)	8,212	8,247,586
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,800	5,334,774
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	21,069	20,079,655
4.60%, 05/15/28 (Call 04/15/28)	7,960	7,890,488
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	6,485	6,265,731

Security	Par (000)	Value

Internet (continued)
4.38%, 11/15/26	$8,277	$8,043,055
4.88%, 04/15/28	9,053	8,913,128
5.88%, 02/15/25(b)	5,376	5,401,751
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(a)(b)	4,250	3,817,088
4.85%, 07/06/27 (Call 04/06/27)(a)	396	372,133
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	4,499	4,131,243
3.58%, 04/11/26 (Call 02/11/26)(a)	4,170	3,978,404
3.60%, 01/19/28 (Call 10/19/27)(a)	14,850	13,765,900
3.80%, 02/11/25(a)(b)	4,335	4,220,079
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(b)	1,827	1,673,828
VeriSign Inc.
4.75%, 07/15/27 (Call 10/02/23)(b)	4,485	4,373,648
5.25%, 04/01/25 (Call 01/01/25)	4,853	4,816,629

		388,041,765

Iron & Steel — 0.2%
ArcelorMittal SA
4.55%, 03/11/26(b)	3,405	3,336,121
6.55%, 11/29/27 (Call 10/29/27)	9,995	10,250,506
Gerdau Trade Inc., 4.88%, 10/24/27(a)	625	602,713
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,753	3,530,665
3.95%, 05/23/25	3,875	3,768,619
3.95%, 05/01/28 (Call 02/01/28)	500	475,748
4.30%, 05/23/27 (Call 04/23/27)(b)	3,720	3,608,169
POSCO
2.50%, 01/17/25(a)	4,305	4,121,012
4.38%, 08/04/25(a)	4,000	3,903,380
4.50%, 08/04/27(a)	592	571,465
5.63%, 01/17/26(a)	300	299,833
5.75%, 01/17/28(a)(b)	8,800	8,867,267
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	3,571	3,281,308
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(b)	1,029	882,511
2.40%, 06/15/25 (Call 05/15/25)	3,798	3,574,371
2.80%, 12/15/24 (Call 11/15/24)	3,111	2,997,450
5.00%, 12/15/26 (Call 10/02/23)	2,210	2,168,331
Vale Overseas Ltd., 6.25%, 08/10/26(b)	265	269,655

		56,509,124

Leisure Time — 0.1%
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	4,191	3,768,482
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	5,135	4,882,013
Series 144A, 6.50%, 03/10/28 (Call 02/10/28)(a)(b)	5,150	5,164,689
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(b)	3,497	3,355,082

		17,170,266

Lodging — 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 09/18/23)	4,334	4,148,540
4.85%, 03/15/26 (Call 12/15/25)	3,458	3,390,312
5.38%, 04/23/25 (Call 03/23/25)	4,112	4,076,638
5.75%, 01/30/27 (Call 12/30/26)	3,550	3,553,466
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(b)	2,394	2,321,878

154	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
3.75%, 10/01/25 (Call 07/01/25)	$2,831	$2,729,337
5.00%, 10/15/27 (Call 09/15/27)(b)	9,276	9,187,689
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(b)	4,876	4,883,353
Series R, 3.13%, 06/15/26 (Call 03/15/26)	5,622	5,282,510
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,130	1,062,526
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)(b)	5,008	4,361,219
4.30%, 01/08/26 (Call 12/08/25)	5,645	5,287,049
5.38%, 08/08/25 (Call 06/08/25)	12,632	12,213,374
5.65%, 08/08/28 (Call 05/08/28)	8,410	7,938,541

		70,436,432

Machinery — 1.3%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(b)	7,759	7,067,799
0.90%, 03/02/26	5,823	5,268,737
1.10%, 09/14/27	4,416	3,819,615
1.15%, 09/14/26(b)	3,694	3,301,783
1.45%, 05/15/25(b)	6,069	5,690,273
1.70%, 01/08/27(b)	4,004	3,627,365
2.15%, 11/08/24	9,580	9,224,735
2.40%, 08/09/26	2,175	2,025,741
3.25%, 12/01/24	5,892	5,744,457
3.40%, 05/13/25	7,416	7,184,485
3.60%, 08/12/27(b)	5,108	4,884,865
3.65%, 08/12/25	7,908	7,679,902
4.35%, 05/15/26(b)	8,685	8,548,117
4.80%, 01/06/26	6,910	6,876,080
4.90%, 01/17/25(b)	8,170	8,138,054
5.15%, 08/11/25(b)	4,680	4,676,895
5.40%, 03/10/25	898	900,536
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	4,776	4,272,518
1.88%, 01/15/26 (Call 12/15/25)	3,761	3,454,209
3.95%, 05/23/25	4,131	4,010,874
4.55%, 04/10/28 (Call 03/10/28)(b)	5,385	5,208,805
5.45%, 10/14/25(b)	3,500	3,490,313
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27) .	1,478	1,394,633
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(b)	6,433	6,191,399
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(b)	2,570	2,445,602
John Deere Capital Corp.
0.70%, 01/15/26(b)	7,200	6,517,045
1.05%, 06/17/26(b)	4,270	3,839,284
1.25%, 01/10/25(b)	6,869	6,509,131
1.30%, 10/13/26(b)	3,725	3,336,906
1.50%, 03/06/28(b)	1,165	1,007,722
1.70%, 01/11/27(b)	1,923	1,731,785
1.75%, 03/09/27(b)	3,635	3,265,310
2.05%, 01/09/25(b)	4,948	4,746,504
2.13%, 03/07/25(b)	4,898	4,674,903
2.25%, 09/14/26(b)	3,451	3,193,500
2.35%, 03/08/27	4,304	3,948,933
2.65%, 06/10/26(b)	4,270	4,009,832
2.80%, 09/08/27(b)	2,623	2,426,486
3.05%, 01/06/28	1,130	1,053,942
3.40%, 06/06/25(b)	7,955	7,710,444
3.40%, 09/11/25	3,145	3,037,734
3.45%, 03/13/25	7,155	6,967,375
4.05%, 09/08/25	5,705	5,590,446
4.15%, 09/15/27(b)	9,246	9,025,046
4.55%, 10/11/24	3,955	3,922,829

Security	Par (000)	Value

Machinery (continued)
4.75%, 06/08/26	$4,325	$4,303,502
4.75%, 01/20/28(b)	7,556	7,522,283
4.80%, 01/09/26	8,230	8,182,320
4.95%, 06/06/25(b)	3,430	3,414,934
4.95%, 07/14/28	9,250	9,280,577
5.05%, 03/03/26(b)	2,180	2,182,275
5.15%, 03/03/25(b)	1,130	1,129,592
Series MTN, 4.90%, 03/03/28	5,440	5,457,808
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(a)(b)	1,375	1,391,770
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(b)	465	439,867
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(b)	70	68,421
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	9,965	9,442,519
2.29%, 04/05/27 (Call 02/05/27)(b)	3,126	2,838,687
5.25%, 08/16/28 (Call 07/16/28)	4,150	4,176,865
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(b)	3,268	3,154,301
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	660	596,216
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	4,319	4,120,034
3.45%, 11/15/26 (Call 08/15/26)	4,484	4,215,692
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,713	2,380,146
3.25%, 11/01/26 (Call 08/01/26)(b)	3,819	3,593,591

		289,534,349

Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)(b)	725	726,636

Manufacturing — 0.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	5,704	5,418,108
2.25%, 09/19/26 (Call 06/19/26)(b)	5,608	5,162,142
2.65%, 04/15/25 (Call 03/15/25)(b)	3,463	3,303,822
2.88%, 10/15/27 (Call 07/15/27)(b)	6,394	5,885,466
3.00%, 08/07/25(b)	4,213	4,040,864
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	3,985	3,860,224
3.75%, 12/01/27 (Call 09/01/27)(b)	2,930	2,763,116
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(b)	2,422	2,270,691
4.35%, 05/18/28 (Call 04/18/28)(b)	1,915	1,880,292
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	1,093	1,046,771
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(b)	1,560	1,482,935
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(b)	7,925	7,421,165
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(b)	3,932	3,699,463
3.30%, 11/21/24 (Call 08/21/24)(b)	4,937	4,793,514
4.25%, 09/15/27 (Call 08/15/27)	8,773	8,510,439
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)	14,216	12,900,650
1.70%, 03/11/28(a)(b)	9,275	8,040,633
2.35%, 10/15/26(a)(b)	10,104	9,315,877
3.25%, 05/27/25(a)(b)	11,547	11,162,955

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.40%, 03/16/27(a)(b)	$10,036	$9,506,144
6.13%, 08/17/26(a)(b)	10,523	10,822,428
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)(b)	4,388	3,998,269
2.25%, 04/01/28 (Call 02/01/28)	4,655	4,058,440
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)(b)	419	383,483
3.65%, 03/15/27 (Call 12/15/26)	1,959	1,839,882
3.88%, 03/01/25 (Call 12/01/24)	2,350	2,288,983
4.00%, 03/15/26 (Call 12/15/25)	3,718	3,589,756

		139,446,512

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	7,060	6,460,378
4.20%, 03/15/28 (Call 12/15/27)(b)	9,176	8,546,643
4.91%, 07/23/25 (Call 04/23/25)	34,118	33,505,985
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	9,817	9,006,482
3.15%, 03/01/26 (Call 12/01/25)(b)	16,623	15,876,043
3.15%, 02/15/28 (Call 11/15/27)(b)	6,278	5,825,696
3.30%, 02/01/27 (Call 11/01/26)	9,424	8,914,547
3.30%, 04/01/27 (Call 02/01/27)	5,995	5,658,921
3.38%, 08/15/25 (Call 05/15/25)	11,965	11,556,647
3.55%, 05/01/28 (Call 02/01/28)(b)	10,115	9,551,392
3.95%, 10/15/25 (Call 08/15/25)	22,423	21,840,061
5.25%, 11/07/25	5,375	5,381,964
5.35%, 11/15/27 (Call 10/15/27)(b)	8,657	8,778,449
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(a)	7,841	7,376,578
3.50%, 08/15/27 (Call 05/15/27)(a)	5,134	4,760,449
3.85%, 02/01/25 (Call 11/01/24)(a)	3,428	3,329,617
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,674	2,573,187
3.90%, 11/15/24 (Call 08/15/24)	4,162	4,039,520
3.95%, 06/15/25 (Call 03/15/25)	3,899	3,767,992
3.95%, 03/20/28 (Call 12/20/27)(b)	11,550	10,742,040
4.90%, 03/11/26 (Call 12/11/25)(b)	6,478	6,367,182
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	3,770	3,475,095
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	7,566	7,273,961
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	5,977	5,387,027
3.38%, 02/15/28 (Call 11/15/27)	2,125	1,886,362
3.70%, 06/01/28 (Call 03/01/28)	2,905	2,602,758
4.00%, 01/15/26 (Call 10/15/25)(b)	7,702	7,394,594
4.75%, 05/15/25 (Call 04/15/25)	6,383	6,254,075
TCI Communications Inc.
7.13%, 02/15/28	950	1,021,096
7.88%, 02/15/26(b)	4,256	4,505,907
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	4,529	4,300,983
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(b)	8,091	7,410,678
2.95%, 06/15/27(b)	5,255	4,931,329
3.00%, 02/13/26	8,202	7,808,958
3.15%, 09/17/25(b)	6,454	6,196,417
Walt Disney Co. (The)
1.75%, 01/13/26	11,830	10,950,250
2.20%, 01/13/28(b)	6,307	5,685,059

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25	$15,675	$15,209,956
3.38%, 11/15/26 (Call 08/15/26)	4,764	4,527,776
3.70%, 09/15/24 (Call 06/15/24)	3,018	2,959,730
3.70%, 10/15/25 (Call 07/15/25)	5,431	5,272,978
3.70%, 03/23/27(b)	4,568	4,401,792

		313,316,554

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	6,977	6,751,359

Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 10/02/23)(a)(b)	6,850	6,616,665
6.13%, 05/15/28 (Call 10/02/23)(a)(b)	2,770	2,737,761
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(a)	3,855	3,319,180
4.00%, 09/11/27(a)(b)	5,255	4,961,661
4.50%, 03/15/28 (Call 12/15/27)(a)	5,060	4,819,339
4.75%, 04/10/27(a)	5,192	5,034,991
4.88%, 05/14/25(a)(b)	5,182	5,097,861
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)(b)	8,393	8,319,904
4.88%, 02/27/26	6,560	6,514,073
6.42%, 03/01/26(b)	2,331	2,393,544
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(a)	9,141	8,481,913
4.50%, 09/16/25(a)	300	293,208
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(a)	6,160	5,916,035
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 10/02/23)	2,777	2,575,785
4.38%, 08/01/28 (Call 10/02/23)	4,000	3,711,040
4.55%, 11/14/24 (Call 08/14/24)	5,750	5,652,595
5.00%, 09/01/27 (Call 10/02/23)(b)	4,670	4,486,113
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)	7,404	6,850,577
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	4,480	4,061,036
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	1,648	1,542,851
4.00%, 04/16/25(a)(b)	4,861	4,740,674
4.00%, 03/27/27 (Call 12/27/26)(a)	6,955	6,611,701
5.40%, 05/08/28 (Call 04/08/28)(a)	8,265	8,185,158
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.75%, 05/15/25 (Call 04/15/25)(a)(b)	10,813	10,597,192
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(b)	3,778	3,644,602
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	790	717,348
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	330	360,476
Southern Copper Corp., 3.88%, 04/23/25(b)	4,664	4,527,290
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	2,120	2,008,114

		134,778,687

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	7,660	6,943,525
4.13%, 05/01/25 (Call 10/02/23)	4,751	4,592,507
4.25%, 04/01/28 (Call 10/02/23)(b)	3,895	3,600,187
5.50%, 12/01/24 (Call 06/01/24)	6,190	6,150,632

		21,286,851

156	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 3.2%
AKER BP ASA, 5.60%, 06/13/28 (Call 05/13/28)(a)	$3,670	$3,638,179
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	6,777	6,356,757
3.12%, 05/04/26 (Call 02/04/26)(b)	7,272	6,914,189
3.41%, 02/11/26 (Call 12/11/25)	7,505	7,214,140
3.54%, 04/06/27 (Call 02/06/27)	3,876	3,698,974
3.59%, 04/14/27 (Call 01/14/27)	4,386	4,183,620
3.80%, 09/21/25 (Call 07/21/25)(b)	7,581	7,383,971
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	9,604	9,044,345
4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(b)(c)(d)	18,047	17,266,467
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	5,468	5,122,524
3.85%, 06/01/27 (Call 03/01/27)(b)	9,865	9,332,562
3.90%, 02/01/25 (Call 11/01/24)	5,185	5,038,999
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(b)	1,672	1,606,033
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	18,532	17,432,433
2.00%, 05/11/27 (Call 03/11/27)(b)	7,629	6,916,497
2.95%, 05/16/26 (Call 02/16/26)	13,773	13,126,316
3.33%, 11/17/25 (Call 08/17/25)(b)	7,660	7,406,638
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	6,648	6,117,680
1.02%, 08/12/27 (Call 06/12/27)	5,799	5,033,050
3.85%, 01/15/28 (Call 10/15/27)(b)	4,020	3,885,469
3.90%, 11/15/24 (Call 08/15/24)	6,859	6,746,741
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	16,475	15,949,417
ConocoPhillips Co., 2.40%, 03/07/25 (Call 09/11/23)(b)	1,138	1,090,719
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(a)	6,356	5,673,250
4.38%, 01/15/28 (Call 10/15/27)	7,708	7,255,567
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(b)	5,813	5,526,734
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(b)	6,209	6,169,898
5.25%, 10/15/27 (Call 09/11/23)(b)	3,100	3,072,004
5.85%, 12/15/25 (Call 09/15/25)	4,866	4,891,162
5.88%, 06/15/28 (Call 09/11/23)	220	220,309
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(b)	6,568	6,177,674
Empresa Nacional del Petroleo, 3.75%, 08/05/26 (Call 05/05/26)(a)	3,377	3,173,003
Eni USA Inc., 7.30%, 11/15/27	3,802	4,080,620
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	5,589	5,405,115
4.15%, 01/15/26 (Call 10/15/25)(b)	6,366	6,232,363
EQT Corp.
3.13%, 05/15/26 (Call 10/02/23)(a)	3,421	3,180,788
3.90%, 10/01/27 (Call 07/01/27)	8,195	7,652,145
5.70%, 04/01/28 (Call 03/01/28)	3,643	3,626,838
6.13%, 02/01/25 (Call 01/01/25)(b)	4,980	4,969,074
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(b)	14,528	13,466,709
2.88%, 04/06/25 (Call 03/06/25)(b)	23,572	22,739,088
3.00%, 04/06/27 (Call 02/06/27)(b)	6,384	5,977,021
3.25%, 11/10/24(b)	12,050	11,731,697
6.80%, 01/15/28(b)	610	644,405

Security	Par (000)	Value

Oil & Gas (continued)
7.15%, 11/15/25(b)	$2,534	$2,605,448
7.25%, 09/23/27(b)	1,069	1,159,563
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	7,733	7,201,555
2.71%, 03/06/25 (Call 12/06/24)	13,622	13,134,223
2.99%, 03/19/25 (Call 02/19/25)	21,099	20,427,392
3.04%, 03/01/26 (Call 12/01/25)(b)	18,136	17,327,595
3.29%, 03/19/27 (Call 01/19/27)	7,906	7,540,830
GS Caltex Corp., 4.50%, 01/05/26(a)	2,000	1,945,717
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	8,207	7,895,158
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(b)	6,705	6,737,743
KazMunayGas National Co. JSC, 4.75%, 04/19/27(a)(b)	6,250	5,875,000
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(a)	200	194,119
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(a)	6,034	5,416,396
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	7,758	7,392,974
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,713	6,566,207
3.80%, 04/01/28 (Call 01/01/28)	1,420	1,326,335
4.70%, 05/01/25 (Call 04/01/25)	10,076	9,899,929
5.13%, 12/15/26 (Call 09/15/26)(b)	6,184	6,156,333
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)(b)	470	440,584
5.50%, 12/01/25 (Call 09/01/25)(b)	3,335	3,300,433
5.55%, 03/15/26 (Call 12/15/25)(b)	6,240	6,187,459
5.88%, 09/01/25 (Call 06/01/25)	2,455	2,449,390
8.50%, 07/15/27 (Call 01/15/27)(b)	4,025	4,350,421
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	4,548	4,513,672
5.65%, 05/15/25	4,815	4,801,401
5.65%, 05/15/28 (Call 04/15/28)	5,310	5,269,369
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(a)(b)	6,784	6,126,147
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,073	2,211,281
Petronas Capital Ltd., 3.50%, 03/18/25(a)	12,358	11,970,992
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)(b)	4,905	4,333,063
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	4,637	4,209,224
3.85%, 04/09/25 (Call 03/09/25)	5,627	5,475,168
3.90%, 03/15/28 (Call 12/15/27)	4,612	4,367,082
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)	3,392	3,257,545
3.55%, 10/01/26 (Call 07/01/26)	3,589	3,397,034
3.61%, 02/15/25 (Call 11/15/24)	3,429	3,333,284
3.75%, 03/01/28 (Call 12/01/27)	5,150	4,847,270
4.95%, 12/01/27 (Call 11/01/27)	4,696	4,648,432
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	2,253	2,042,363
5.10%, 03/29/26(b)	5,455	5,412,589
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(a)(b)	250	226,883
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(a)	12,813	11,485,573
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	356	347,709
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)	1,934	1,933,882
6.33%, 09/30/27(a)	4,315	4,321,833

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Reliance Industries Ltd.
3.67%, 11/30/27(a)	$505	$473,608
4.13%, 01/28/25(a)(b)	5,906	5,775,577
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(a)	13,330	12,074,714
Saudi Arabian Oil Co., 1.63%, 11/24/25 (Call 10/24/25)(a)(b)	11,241	10,313,618
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(b)	10,348	9,949,717
2.50%, 09/12/26	8,391	7,805,088
2.88%, 05/10/26(b)	13,215	12,532,145
3.25%, 05/11/25	21,042	20,369,826
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	11,026	10,632,372
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,538	5,132,713
3.50%, 05/03/26(a)(b)	5,782	5,523,535
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	5,280	4,939,482
3.63%, 04/12/27(a)(b)	4,564	4,375,014
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,162	8,381,235
2.15%, 05/13/25 (Call 04/13/25)(a)(b)	10,069	9,505,420
2.50%, 11/12/24 (Call 10/12/24)(a)	6,920	6,664,203
4.13%, 09/12/25(a)	3,687	3,593,350
Suncor Energy Inc., 7.88%, 06/15/26(b)	1,225	1,293,417
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	3,972	3,590,752
4.00%, 08/15/26(a)(b)	5,320	4,810,238
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)(b)	10,165	9,774,760
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(b)	4,051	3,607,244
2.85%, 04/15/25 (Call 03/15/25)	630	601,712
3.40%, 09/15/26 (Call 06/15/26)(b)	406	384,280
4.35%, 06/01/28 (Call 03/01/28)(b)	3,896	3,727,981
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(a)	2,025	1,934,518
7.50%, 01/15/28 (Call 12/15/27)(a)	7,206	7,482,638
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	9,103	8,781,963
3.70%, 09/15/26 (Call 06/15/26)(a)	5,484	5,174,884
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	5,845	5,378,038

		741,017,826

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	5,216	4,717,974
3.34%, 12/15/27 (Call 09/15/27)	9,735	9,027,732
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	4,143	4,040,006
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	4,192	3,876,819
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)	2,670	2,531,912
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	4,426	4,308,435
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)	8,840	8,677,788

		37,180,666

Security	Par (000)	Value

Packaging & Containers — 0.4%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(b)	$5,171	$4,901,669
4.50%, 05/15/28 (Call 02/15/28)(b)	705	672,980
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)(b)	2,973	2,726,003
4.00%, 05/17/25 (Call 04/17/25)	4,202	4,073,986
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	11,066	10,064,134
1.65%, 01/15/27 (Call 12/15/26)(b)	2,540	2,202,387
4.88%, 07/15/26 (Call 10/02/23)(a)	9,436	9,107,521
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	3,755	3,691,593
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	2,359	2,279,737
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(a)	2,140	1,962,575
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(a)(b)	3,102	2,782,032
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)(b)	2,870	2,675,627
3.65%, 09/15/24 (Call 06/15/24)	2,851	2,789,886
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	4,863	4,274,506
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)	4,490	4,003,273
Sonoco Products Co.
1.80%, 02/01/25 (Call 09/11/23)	4,030	3,798,508
2.25%, 02/01/27 (Call 01/01/27)	2,975	2,659,207
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	2,745	2,657,518
3.38%, 09/15/27 (Call 06/15/27)	3,260	3,006,793
3.75%, 03/15/25 (Call 01/15/25)	6,108	5,924,318
3.90%, 06/01/28 (Call 03/01/28)	650	603,119
4.00%, 03/15/28 (Call 12/15/27)	4,955	4,632,349
4.65%, 03/15/26 (Call 01/15/26)(b)	5,589	5,440,138

		86,929,859

Pharmaceuticals — 3.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	27,944	26,961,660
2.95%, 11/21/26 (Call 09/21/26)	28,841	26,997,276
3.20%, 05/14/26 (Call 02/14/26)	15,340	14,583,226
3.60%, 05/14/25 (Call 02/14/25)	27,949	27,104,848
3.80%, 03/15/25 (Call 12/15/24)	23,311	22,698,656
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	9,465	8,544,703
1.75%, 05/28/28 (Call 03/28/28)	6,689	5,804,806
4.88%, 03/03/28 (Call 02/03/28)	7,140	7,116,465
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(b)	8,993	8,056,203
3.13%, 06/12/27 (Call 03/12/27)	4,877	4,568,385
3.38%, 11/16/25	14,608	14,040,333
Bayer Corp., 6.65%, 02/15/28(a)(b)	570	590,968
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(a)	19,825	19,200,150
5.50%, 08/15/25(a)(b)	1,066	1,044,877
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)	14,369	13,980,436
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	11,044	10,471,332
3.73%, 12/15/24 (Call 09/15/24)	8,116	7,919,545
4.69%, 02/13/28 (Call 01/13/28)	6,048	5,939,959

158	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	$8,093	$7,373,601
1.13%, 11/13/27 (Call 09/13/27)(b)	7,369	6,397,117
3.20%, 06/15/26 (Call 04/15/26)	13,045	12,444,236
3.25%, 02/27/27(b)	4,543	4,344,753
3.45%, 11/15/27 (Call 08/15/27)(b)	2,525	2,401,758
3.90%, 02/20/28 (Call 11/20/27)	11,870	11,395,495
6.80%, 11/15/26(b)	425	447,830
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)(b)	9,117	8,538,566
3.50%, 11/15/24 (Call 08/15/24)	3,985	3,871,359
3.75%, 09/15/25 (Call 06/15/25)(b)	5,029	4,855,053
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	4,855	4,696,394
3.45%, 12/15/27 (Call 09/15/27)	5,390	5,064,505
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	6,033	5,451,215
3.05%, 10/15/27 (Call 07/15/27)	2,246	2,070,164
3.25%, 04/15/25 (Call 01/15/25)	6,260	6,027,212
3.40%, 03/01/27 (Call 12/01/26)	9,739	9,156,585
4.13%, 11/15/25 (Call 09/15/25)	16,065	15,653,898
4.50%, 02/25/26 (Call 11/27/25)	9,317	9,128,044
5.69%, 03/15/26 (Call 03/15/24)(b)	800	800,960
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(b)	18,295	15,750,667
2.88%, 06/01/26 (Call 03/01/26)	13,983	13,099,951
3.00%, 08/15/26 (Call 06/15/26)(b)	4,427	4,147,153
3.63%, 04/01/27 (Call 02/01/27)	4,031	3,815,416
3.88%, 07/20/25 (Call 04/20/25)	20,688	20,068,769
4.10%, 03/25/25 (Call 01/25/25)	6,992	6,841,150
4.30%, 03/25/28 (Call 12/25/27)	31,170	29,937,555
5.00%, 12/01/24 (Call 09/01/24)(b)	2,312	2,293,303
5.00%, 02/20/26 (Call 01/20/26)	12,272	12,177,596
6.25%, 06/01/27	7,262	7,473,469
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	4,727	4,541,014
3.10%, 05/15/27 (Call 02/15/27)(b)	2,198	2,083,980
5.00%, 02/27/26 (Call 02/27/24)	100	100,031
5.50%, 03/15/27(b)	3,860	3,990,199
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)	12,893	12,424,682
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)(b)	2,255	2,200,727
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	8,181	7,976,293
3.88%, 05/15/28	11,435	11,025,362
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	7,481	6,848,583
0.95%, 09/01/27 (Call 07/01/27)(b)	7,500	6,541,247
2.45%, 03/01/26 (Call 12/01/25)	14,969	14,124,824
2.63%, 01/15/25 (Call 11/15/24)(b)	8,014	7,763,698
2.90%, 01/15/28 (Call 10/15/27)(b)	8,802	8,248,184
2.95%, 03/03/27 (Call 12/03/26)	8,023	7,598,302
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(b)	4,382	3,968,647
1.30%, 08/15/26 (Call 07/15/26)(b)	4,196	3,763,553
3.95%, 02/16/28 (Call 11/16/27)	130	124,015
4.90%, 07/15/28 (Call 06/15/28)	3,548	3,508,307
5.25%, 02/15/26 (Call 02/15/24)	3,598	3,584,666

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	$7,041	$6,854,197
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(b)	8,702	7,879,445
1.70%, 06/10/27 (Call 05/10/27)(b)	10,868	9,738,793
2.75%, 02/10/25 (Call 11/10/24)	18,964	18,334,203
4.05%, 05/17/28 (Call 04/17/28)(b)	3,535	3,450,092
Merck Sharp & Dohme Corp., 6.40%, 03/01/28(b)	215	226,960
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	5,675	5,342,919
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	8,326	7,924,353
2.00%, 02/14/27 (Call 12/14/26)	9,237	8,434,266
3.00%, 11/20/25 (Call 08/20/25)(b)	12,615	12,066,649
3.10%, 05/17/27 (Call 02/17/27)	7,266	6,873,052
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,142	3,841,946
2.75%, 06/03/26	10,380	9,797,023
3.00%, 12/15/26(b)	12,148	11,495,249
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	24,418	24,023,575
4.45%, 05/19/28 (Call 04/19/28)	32,210	31,599,226
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	23,680	23,425,628
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	165	159,307
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	21,708	20,390,530
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	16,581	15,672,525
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	6,039	5,587,858
2.30%, 06/22/27 (Call 04/22/27)	5,472	4,784,928
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(b)	5,380	5,006,634
3.90%, 08/20/28 (Call 05/20/28)(b)	190	181,598
4.50%, 11/13/25 (Call 08/13/25)(b)	7,943	7,825,830
5.40%, 11/14/25 (Call 10/14/25)	3,545	3,545,641

		826,226,343

Pipelines — 2.7%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	4,245	4,047,150
4.95%, 12/15/24 (Call 09/15/24)	6,965	6,864,364
5.95%, 06/01/26 (Call 03/01/26)	4,552	4,559,738
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	9,325	9,225,871
5.88%, 03/31/25 (Call 10/02/24)	13,729	13,682,312
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(a)	1,595	1,526,440
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	3,041	2,901,366
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	7,947	7,753,573
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(a)	15,085	15,225,954
6.05%, 08/15/26 (Call 07/15/26)(a)(b)	2,595	2,621,136
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	5,215	5,162,927
5.63%, 07/15/27 (Call 04/15/27)	4,716	4,721,032
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	4,338	4,358,400

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(b)	$4,028	$3,611,057
2.50%, 01/15/25 (Call 12/15/24)	4,313	4,131,358
2.50%, 02/14/25	4,505	4,304,003
3.70%, 07/15/27 (Call 04/15/27)(b)	5,366	5,055,073
4.25%, 12/01/26 (Call 09/01/26)(b)	5,317	5,132,648
5.50%, 07/15/77 (Call 07/15/27), (3-mo. SOFR + 3.680%)(c)	7,373	6,619,906
5.97%, 03/08/26 (Call 03/08/24)(b)	5,060	5,063,815
6.25%, 03/01/78 (Call 03/01/28), (3-mo. SOFR + 3.903%)(b)(c)	5,795	5,397,841
7.38%, 01/15/83 (Call 01/15/28), (5-year CMT + 3.708%)(c)	3,965	3,897,516
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3-mo. SOFR + 4.152%)(b)(c)	4,298	4,050,973
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	7,988	7,591,823
3.90%, 07/15/26 (Call 04/15/26)	3,912	3,740,037
4.00%, 10/01/27 (Call 07/01/27)	4,749	4,462,261
4.05%, 03/15/25 (Call 12/15/24)	8,150	7,932,449
4.20%, 04/15/27 (Call 01/15/27)	4,586	4,368,176
4.40%, 03/15/27 (Call 12/15/26)(b)	5,346	5,127,184
4.75%, 01/15/26 (Call 10/15/25)	7,670	7,509,677
4.95%, 05/15/28 (Call 02/15/28)	5,491	5,334,299
4.95%, 06/15/28 (Call 03/15/28)	5,870	5,685,047
5.50%, 06/01/27 (Call 03/01/27)(b)	6,855	6,815,101
5.55%, 02/15/28 (Call 01/15/28)(b)	8,610	8,578,655
5.95%, 12/01/25 (Call 09/01/25)	3,637	3,641,157
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(b)	6,818	6,575,216
3.75%, 02/15/25 (Call 11/15/24)	11,111	10,809,719
3.95%, 02/15/27 (Call 11/15/26)	5,380	5,172,944
5.05%, 01/10/26	5,970	5,940,024
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(c)	3,230	2,680,564
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(c)	7,655	6,735,174
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	3,271	3,182,959
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)	304	280,580
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	4,842	4,477,544
3.45%, 10/15/27 (Call 08/15/27)(a)	1,670	1,493,757
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)(b)	3,051	2,949,623
6.19%, 11/01/25(a)(b)	2,813	2,802,733
KazTransGas JSC, 4.38%, 09/26/27(a)(b)	3,263	2,994,729
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(b)	4,128	3,691,170
4.30%, 06/01/25 (Call 03/01/25)	13,469	13,168,968
4.30%, 03/01/28 (Call 12/01/27)(b)	9,149	8,721,187
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	1,215	1,165,725
5.00%, 03/01/26 (Call 12/01/25)	5,850	5,781,166
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	11,395	10,378,331
4.00%, 02/15/25 (Call 11/15/24)(b)	4,449	4,333,014
4.00%, 03/15/28 (Call 12/15/27)(b)	7,846	7,365,712
4.13%, 03/01/27 (Call 12/01/26)	9,861	9,441,364

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/27 (Call 09/01/27)	$5,660	$5,385,817
4.88%, 12/01/24 (Call 09/01/24)	9,425	9,302,293
4.88%, 06/01/25 (Call 03/01/25)	9,135	8,986,744
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(a)	5,550	5,316,530
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,823	2,685,189
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	3,246	3,020,466
4.00%, 07/13/27 (Call 04/13/27)	2,671	2,527,398
4.55%, 07/15/28 (Call 04/15/28)	4,490	4,281,341
4.90%, 03/15/25 (Call 12/15/24)	5,824	5,731,115
5.55%, 11/01/26 (Call 10/01/26)	7,665	7,667,623
5.65%, 11/01/28 (Call 10/01/28)(b)	7,300	7,310,661
5.85%, 01/15/26 (Call 12/15/25)	4,740	4,765,280
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	9,006	8,767,670
4.50%, 12/15/26 (Call 09/15/26)	6,529	6,314,802
4.65%, 10/15/25 (Call 07/15/25)	7,977	7,779,510
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(a)	430	408,498
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	9,683	9,169,944
5.00%, 03/15/27 (Call 09/15/26)	11,634	11,437,156
5.63%, 03/01/25 (Call 12/01/24)	17,375	17,318,401
5.88%, 06/30/26 (Call 12/31/25)	11,559	11,612,580
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	4,815	4,533,288
3.50%, 03/15/25 (Call 12/15/24)(b)	4,140	3,993,950
Targa Resources Corp.
5.00%, 01/15/28 (Call 10/02/23)	4,532	4,361,027
5.20%, 07/01/27 (Call 06/01/27)	5,988	5,928,441
6.50%, 07/15/27 (Call 10/02/23)(b)	6,757	6,791,799
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	3,822	3,605,971
4.38%, 03/13/25 (Call 12/13/24)(b)	4,481	4,362,163
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	2,452	2,551,953
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(a)(b)	391	361,051
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(b)	11,820	11,209,607
4.25%, 05/15/28 (Call 02/15/28)(b)	9,963	9,485,100
4.88%, 01/15/26 (Call 10/15/25)(b)	7,998	7,898,535
6.20%, 03/09/26 (Call 03/09/24)(b)	1,224	1,225,231
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(b)(c)	10,500	9,135,000
5.63%, 05/20/75 (Call 05/20/25), (3-mo. LIBOR US + 3.528%)(b)(c)	5,372	5,041,412
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(c)	8,745	8,064,226
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	250	235,849
7.85%, 02/01/26 (Call 11/01/25)(b)	8,789	9,185,807
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	3,540	3,407,482
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	3,525	3,375,729
3.95%, 06/01/25 (Call 03/01/25)(b)	2,350	2,267,683
4.50%, 03/01/28 (Call 12/01/27)	2,791	2,626,397

160	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)	$2,505	$2,422,715
4.75%, 08/15/28 (Call 05/15/28)	3,575	3,384,289
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	11,870	11,173,489
3.90%, 01/15/25 (Call 10/15/24)	8,290	8,084,783
4.00%, 09/15/25 (Call 06/15/25)	7,474	7,238,114
5.30%, 08/15/28 (Call 07/15/28)	9,260	9,212,899
5.40%, 03/02/26(b)	4,895	4,887,205

		616,682,735

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	3,609	3,455,751

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(b)	3,413	3,318,012
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	4,861	4,755,280
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(a)	3,610	3,350,333
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(a)	5,496	5,087,037

		16,510,662

Real Estate Investment Trusts — 3.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(b)	1,150	965,183
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(b)	4,866	4,696,060
3.80%, 04/15/26 (Call 02/15/26)(b)	3,412	3,272,971
3.95%, 01/15/27 (Call 10/15/26)	2,015	1,906,716
3.95%, 01/15/28 (Call 10/15/27)	3,708	3,477,317
4.30%, 01/15/26 (Call 10/15/25)(b)	1,456	1,410,461
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	3,420	3,235,599
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(b)	4,921	4,513,464
1.45%, 09/15/26 (Call 08/15/26)	4,732	4,192,913
1.50%, 01/31/28 (Call 11/30/27)	4,640	3,896,536
1.60%, 04/15/26 (Call 03/15/26)	5,837	5,271,124
2.40%, 03/15/25 (Call 02/15/25)	6,329	6,006,512
2.75%, 01/15/27 (Call 11/15/26)(b)	5,690	5,200,858
2.95%, 01/15/25 (Call 12/15/24)	5,782	5,557,952
3.13%, 01/15/27 (Call 10/15/26)	2,990	2,753,664
3.38%, 10/15/26 (Call 07/15/26)	6,998	6,555,352
3.55%, 07/15/27 (Call 04/15/27)	5,272	4,888,436
3.60%, 01/15/28 (Call 10/15/27)	4,982	4,598,134
3.65%, 03/15/27 (Call 02/15/27)	4,845	4,548,313
4.00%, 06/01/25 (Call 03/01/25)	6,143	5,958,012
4.40%, 02/15/26 (Call 11/15/25)	4,598	4,474,205
5.25%, 07/15/28 (Call 06/15/28)	4,515	4,446,385
5.50%, 03/15/28 (Call 02/15/28)	5,073	5,046,136
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(b)	2,176	2,019,381
2.95%, 05/11/26 (Call 02/11/26)(b)	3,560	3,354,630
3.20%, 01/15/28 (Call 10/15/27)	3,515	3,241,448
3.35%, 05/15/27 (Call 02/15/27)	2,892	2,703,801
3.45%, 06/01/25 (Call 03/03/25)	4,081	3,947,413
3.50%, 11/15/24 (Call 08/15/24)(b)	2,300	2,247,055
3.50%, 11/15/25 (Call 08/15/25)	1,779	1,702,666
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	6,685	6,027,911

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/25 (Call 10/15/24)(b)	$6,119	$5,867,719
3.65%, 02/01/26 (Call 11/03/25)	6,874	6,474,715
6.75%, 12/01/27 (Call 11/01/27)(b)	8,750	8,936,703
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	4,120	3,391,356
4.10%, 10/01/24 (Call 07/01/24)	2,241	2,139,651
7.55%, 03/15/28 (Call 02/15/28)(b)	1,345	1,261,150
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	2,000	1,699,511
3.85%, 02/01/25 (Call 11/01/24)	5,400	5,208,919
3.90%, 03/15/27 (Call 12/15/26)(b)	2,884	2,685,667
4.13%, 06/15/26 (Call 03/15/26)(b)	4,277	4,058,901
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(b)	2,716	2,452,977
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	7,330	7,195,792
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(b)	7,840	6,930,217
1.35%, 07/15/25 (Call 06/15/25)	6,247	5,766,290
2.90%, 03/15/27 (Call 02/15/27)	6,929	6,360,577
3.65%, 09/01/27 (Call 06/01/27)	8,879	8,271,606
3.70%, 06/15/26 (Call 03/15/26)(b)	6,556	6,241,731
3.80%, 02/15/28 (Call 11/15/27)	3,629	3,375,242
4.00%, 03/01/27 (Call 12/01/26)	2,874	2,728,220
4.45%, 02/15/26 (Call 11/15/25)	7,797	7,593,678
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	1,450	1,336,340
4.00%, 11/15/25 (Call 08/15/25)(b)	1,216	1,162,888
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	6,719	6,260,078
4.45%, 07/15/28 (Call 04/15/28)(b)	1,040	983,597
5.55%, 01/15/28 (Call 12/15/27)(b)	9,110	9,085,099
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(b)	2,000	1,916,641
4.50%, 06/01/27 (Call 03/01/27)(b)	3,175	2,859,748
4.75%, 12/15/26 (Call 09/15/26)	2,620	2,407,003
4.95%, 04/15/28 (Call 01/15/28)(b)	2,125	1,903,825
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	12,945	11,804,455
1.25%, 07/15/25 (Call 06/15/25)	1,441	1,328,986
1.45%, 05/15/26 (Call 04/15/26)	1,206	1,083,898
1.55%, 03/15/28 (Call 01/15/28)	1,505	1,272,062
1.80%, 07/15/27 (Call 05/15/27)	4,025	3,515,132
2.00%, 05/15/28 (Call 03/15/28)	2,815	2,404,746
2.63%, 11/18/24 (Call 10/18/24)	7,935	7,646,113
2.90%, 11/18/26 (Call 09/18/26)	4,514	4,171,619
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)(b)	4,002	3,732,487
3.25%, 08/01/27 (Call 05/01/27)	2,905	2,681,608
3.38%, 06/01/25 (Call 03/01/25)(b)	2,221	2,142,414
3.50%, 03/01/28 (Call 12/01/27)(b)	4,235	3,946,161
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)(b)	3,805	3,224,168
3.38%, 04/15/26 (Call 01/15/26)(b)	3,425	3,252,279
3.50%, 04/01/25 (Call 01/01/25)	4,245	4,101,740
3.63%, 05/01/27 (Call 02/01/27)(b)	2,541	2,367,388
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	4,532	4,248,556
3.88%, 12/15/27 (Call 09/15/27)	3,000	2,795,422
5.70%, 04/01/28 (Call 03/01/28)(b)	3,590	3,605,786

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	$5,385	$4,846,960
3.25%, 07/15/27 (Call 04/15/27)(b)	2,879	2,649,673
Federal Realty OP LP, 5.38%, 05/01/28	2,780	2,736,220
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	6,422	6,303,689
5.38%, 04/15/26 (Call 01/15/26)	6,905	6,761,105
5.75%, 06/01/28 (Call 03/03/28)	3,600	3,498,353
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	555	503,719
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	4,570	4,266,217
3.63%, 01/15/28 (Call 10/15/27)(b)	190	171,396
3.75%, 07/01/27 (Call 04/01/27)(b)	3,491	3,238,001
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(b)	4,270	3,743,548
3.25%, 07/15/26 (Call 05/15/26)	4,549	4,302,495
3.40%, 02/01/25 (Call 11/01/24)(b)	2,106	2,035,810
4.00%, 06/01/25 (Call 03/01/25)(b)	3,915	3,809,355
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)	718	658,642
4.13%, 03/15/28 (Call 12/15/27)	2,710	2,435,451
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,857	3,722,984
Series F, 4.50%, 02/01/26 (Call 11/01/25)(b)	1,450	1,398,452
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)(b)	3,747	2,945,320
5.95%, 02/15/28 (Call 01/15/28)	645	545,422
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,469	3,346,701
4.38%, 10/01/25 (Call 07/01/25)(b)	2,345	2,229,334
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	3,355	2,841,101
2.80%, 10/01/26 (Call 07/01/26)(b)	3,287	3,023,006
3.25%, 08/15/26 (Call 05/15/26)	1,975	1,832,575
3.30%, 02/01/25 (Call 12/01/24)	3,677	3,541,582
3.80%, 04/01/27 (Call 01/01/27)	2,940	2,749,570
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(b)	2,281	2,083,380
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)(b)	2,170	2,084,723
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(b)	2,458	2,172,397
3.60%, 06/01/27 (Call 03/01/27)	2,720	2,574,119
4.00%, 11/15/25 (Call 08/15/25)	2,952	2,868,146
4.20%, 06/15/28 (Call 03/15/28)	2,040	1,939,264
NNN REIT Inc.
3.50%, 10/15/27 (Call 07/15/27)(b)	2,820	2,590,798
3.60%, 12/15/26 (Call 09/15/26)(b)	2,458	2,293,100
4.00%, 11/15/25 (Call 08/15/25)(b)	3,236	3,116,452
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	3,293	3,211,019
4.50%, 04/01/27 (Call 01/01/27)(b)	4,806	4,545,852
4.75%, 01/15/28 (Call 10/15/27)(b)	3,955	3,714,075
5.25%, 01/15/26 (Call 10/15/25)	4,159	4,089,206
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	2,660	2,436,247
4.30%, 03/15/27 (Call 12/15/26)(b)	2,836	2,708,123
Piedmont Operating Partnership LP, 9.25%,
07/20/28 (Call 06/20/28)(b)	2,550	2,608,207

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(b)	$3,414	$3,074,487
3.25%, 06/30/26 (Call 03/30/26)	2,509	2,378,634
3.25%, 10/01/26 (Call 07/01/26)(b)	2,379	2,247,223
3.38%, 12/15/27 (Call 09/15/27)(b)	3,135	2,921,474
4.88%, 06/15/28 (Call 05/15/28)	5,735	5,675,580
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	3,510	3,163,663
1.50%, 11/09/26 (Call 10/09/26)(b)	4,615	4,153,569
1.85%, 05/01/28 (Call 03/01/28)	5,340	4,633,506
3.09%, 09/15/27 (Call 06/15/27)(b)	3,591	3,350,935
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(b)	2,321	2,064,120
2.20%, 06/15/28 (Call 04/15/28)(b)	4,630	4,018,258
3.00%, 01/15/27 (Call 10/15/26)(b)	4,094	3,806,266
3.40%, 01/15/28 (Call 11/15/27)	5,510	5,110,345
3.65%, 01/15/28 (Call 10/15/27)	1,664	1,556,117
3.88%, 04/15/25 (Call 02/15/25)(b)	3,909	3,805,697
3.95%, 08/15/27 (Call 05/15/27)	5,010	4,777,246
4.13%, 10/15/26 (Call 07/15/26)(b)	6,214	6,005,266
4.63%, 11/01/25 (Call 09/01/25)	4,081	4,014,710
4.88%, 06/01/26 (Call 03/01/26)(b)	4,344	4,292,028
5.05%, 01/13/26 (Call 01/13/24)(b)	2,334	2,322,073
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)(b)	3,735	3,520,541
3.90%, 11/01/25 (Call 08/01/25)(b)	2,035	1,934,261
4.13%, 03/15/28 (Call 12/15/27)(b)	2,270	2,130,891
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24 (Call 09/15/24)(b)	1,130	1,096,922
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)(b)	2,320	2,251,837
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	3,615	3,497,445
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	3,742	3,540,695
3.50%, 02/12/25 (Call 11/14/24)(a)	4,855	4,688,027
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	5,447	5,201,596
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	3,335	3,136,675
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(c)	9,465	8,506,669
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	6,715	5,921,144
1.75%, 02/01/28 (Call 11/01/27)	6,228	5,344,642
3.25%, 11/30/26 (Call 08/30/26)	2,459	2,305,561
3.30%, 01/15/26 (Call 10/15/25)	5,870	5,595,052
3.38%, 10/01/24 (Call 07/01/24)(b)	6,787	6,617,663
3.38%, 06/15/27 (Call 03/15/27)	4,915	4,584,228
3.38%, 12/01/27 (Call 09/01/27)(b)	5,815	5,379,938
3.50%, 09/01/25 (Call 06/01/25)	7,453	7,179,695
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	3,001	2,855,230
4.25%, 02/01/26 (Call 11/01/25)(b)	2,696	2,524,171
4.70%, 06/01/27 (Call 03/01/27)(b)	3,193	2,998,334
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	1,198	1,194,373
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)(b)	435	370,931
3.20%, 01/15/27 (Call 11/15/26)(b)	2,183	1,988,354
4.45%, 09/15/26 (Call 06/15/26)(b)	2,145	2,043,846

162	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)(b)	$2,605	$2,328,569
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)(b)	2,480	2,250,532
3.88%, 07/15/27 (Call 04/15/27)(b)	1,995	1,780,956
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	1,907	1,843,172
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(b)	1,871	1,724,161
3.50%, 07/01/27 (Call 04/01/27)	2,275	2,120,665
3.50%, 01/15/28 (Call 10/15/27)(b)	2,105	1,926,243
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(b)	3,370	3,210,421
3.25%, 10/15/26 (Call 07/15/26)	2,797	2,586,566
3.50%, 02/01/25 (Call 11/01/24)	4,547	4,373,466
3.85%, 04/01/27 (Call 01/01/27)	2,771	2,595,988
4.00%, 03/01/28 (Call 12/01/27)(b)	5,390	5,007,086
4.13%, 01/15/26 (Call 10/15/25)(b)	3,929	3,778,524
VICI Properties LP
4.38%, 05/15/25	3,951	3,841,202
4.75%, 02/15/28 (Call 01/15/28)(b)	10,050	9,556,919
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 10/02/23)(a)(b)	5,095	4,880,740
3.75%, 02/15/27 (Call 10/02/23)(a)	5,445	4,998,636
4.25%, 12/01/26 (Call 10/02/23)(a)(b)	8,605	8,106,543
4.50%, 09/01/26 (Call 06/01/26)(a)(b)	3,464	3,278,745
4.50%, 01/15/28 (Call 10/15/27)(a)(b)	2,525	2,343,149
4.63%, 06/15/25 (Call 03/15/25)(a)	5,905	5,715,041
5.75%, 02/01/27 (Call 11/01/26)(a)	5,310	5,204,103
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	2,940	2,541,289
3.50%, 01/15/25 (Call 11/15/24)(b)	3,379	3,206,090
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(a)(b)	5,366	4,648,830
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)	6,192	5,902,536
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	9,100	8,818,459
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)(b)	3,755	3,444,305
4.25%, 04/01/26 (Call 01/01/26)	5,299	5,130,283
4.25%, 04/15/28 (Call 01/15/28)	3,699	3,502,175
Weyerhaeuser Co.
4.75%, 05/15/26	5,235	5,153,619
6.95%, 10/01/27(b)	3,185	3,377,141
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	3,330	3,241,939
4.25%, 10/01/26 (Call 07/01/26)(b)	2,478	2,381,443

		747,748,712

Retail — 1.7%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(a)	9,582	8,604,100
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	6,285	5,318,848
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(b)	455	383,854
5.90%, 03/09/26	1,765	1,749,055
5.95%, 03/09/28 (Call 02/09/28)(b)	3,182	3,146,655
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)	6,564	6,131,992
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(b)	1,510	1,250,907

Security	Par (000)	Value

Retail (continued)
3.50%, 11/15/24 (Call 09/15/24)	$3,506	$3,395,858
3.80%, 11/15/27 (Call 08/15/27)	2,060	1,893,466
4.50%, 10/01/25 (Call 07/01/25)	2,963	2,868,382
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(b)	3,897	3,698,404
3.25%, 04/15/25 (Call 01/15/25)	3,479	3,355,034
3.63%, 04/15/25 (Call 03/15/25)	3,969	3,849,912
3.75%, 06/01/27 (Call 03/01/27)(b)	5,198	4,943,149
4.50%, 02/01/28 (Call 01/01/28)	3,095	3,011,460
5.05%, 07/15/26(b)	2,945	2,923,536
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	9,000	7,956,573
3.00%, 05/18/27 (Call 02/18/27)(b)	7,369	6,958,718
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	3,918	3,715,244
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(b)	4,972	4,747,277
4.13%, 05/01/28 (Call 02/01/28)(b)	945	900,647
4.15%, 11/01/25 (Call 08/01/25)	4,483	4,354,745
4.25%, 09/20/24	5,435	5,349,506
4.63%, 11/01/27 (Call 10/01/27)(b)	5,537	5,392,951
5.20%, 07/05/28 (Call 06/05/28)	2,260	2,236,611
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	7,836	7,602,121
4.20%, 05/15/28 (Call 02/15/28)	7,043	6,683,422
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26(a)(b)	1,075	1,013,489
3.95%, 10/02/24(a)	200	195,168
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(a)	675	596,937
Genuine Parts Co., 1.75%, 02/01/25 (Call 09/11/23)	4,204	3,974,144
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	852	719,049
2.13%, 09/15/26 (Call 06/15/26)(b)	7,453	6,875,336
2.50%, 04/15/27 (Call 02/15/27)(b)	5,180	4,787,346
2.70%, 04/15/25 (Call 03/15/25)	4,110	3,947,602
2.80%, 09/14/27 (Call 06/14/27)(b)	8,904	8,274,642
2.88%, 04/15/27 (Call 03/15/27)(b)	5,589	5,244,528
3.00%, 04/01/26 (Call 01/01/26)	9,538	9,116,811
3.35%, 09/15/25 (Call 06/15/25)	7,641	7,378,117
4.00%, 09/15/25 (Call 08/15/25)(b)	5,706	5,586,976
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,000	5,074,350
1.70%, 09/15/28 (Call 07/15/28)(b)	4,000	3,404,738
2.50%, 04/15/26 (Call 01/15/26)	9,856	9,211,858
3.10%, 05/03/27 (Call 02/03/27)	10,774	10,034,199
3.13%, 09/15/24 (Call 06/15/24)	2,940	2,871,774
3.35%, 04/01/27 (Call 03/01/27)(b)	5,642	5,309,591
3.38%, 09/15/25 (Call 06/15/25)	5,626	5,398,954
4.00%, 04/15/25 (Call 03/15/25)	6,185	6,044,345
4.40%, 09/08/25	7,520	7,383,566
4.80%, 04/01/26 (Call 03/01/26)	6,975	6,894,182
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	4,251	3,949,892
3.30%, 07/01/25 (Call 06/01/25)	6,063	5,855,567
3.38%, 05/26/25 (Call 02/26/25)	5,122	4,955,700
3.50%, 03/01/27 (Call 12/01/26)(b)	6,315	6,009,603
3.50%, 07/01/27 (Call 05/01/27)(b)	7,139	6,776,087
3.70%, 01/30/26 (Call 10/30/25)(b)	12,695	12,276,988
3.80%, 04/01/28 (Call 01/01/28)	7,052	6,740,383
4.80%, 08/14/28 (Call 07/14/28)	4,105	4,085,793

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	$4,293	$4,113,210
3.60%, 09/01/27 (Call 06/01/27)(b)	6,070	5,749,570
4.35%, 06/01/28 (Call 03/01/28)(b)	200	194,074
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	4,415	3,943,012
3.38%, 09/15/24 (Call 06/15/24)(b)	1,861	1,813,604
4.60%, 04/15/25 (Call 03/15/25)	5,680	5,580,777
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	4,082	3,681,718
2.45%, 06/15/26 (Call 03/15/26)	2,729	2,546,834
3.50%, 03/01/28 (Call 12/01/27)(b)	4,369	4,100,830
3.80%, 08/15/25 (Call 06/15/25)	8,838	8,594,560
4.75%, 02/15/26	8,446	8,369,002
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	7,420	6,765,057
2.25%, 04/15/25 (Call 03/15/25)	11,530	11,006,844
2.50%, 04/15/26(b)	7,839	7,424,203
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	6,298	5,806,285
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	9,739	9,199,776
3.80%, 11/18/24 (Call 08/18/24)(b)	5,000	4,882,206
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(b)	1,779	1,723,009
3.05%, 07/08/26 (Call 05/08/26)(b)	5,820	5,562,471
3.55%, 06/26/25 (Call 04/26/25)(b)	2,481	2,415,168
3.70%, 06/26/28 (Call 03/26/28)(b)	20	19,274
3.90%, 04/15/28 (Call 03/15/28)	7,878	7,636,997
4.00%, 04/15/26 (Call 03/15/26)	5,640	5,536,356
5.88%, 04/05/27(b)	865	902,363

		399,977,342

Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(a)	6,469	5,669,241
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(a)(c)	5,293	4,782,885
3.90%, 07/21/25(a)	3,566	3,441,894
4.00%, 09/14/26(a)(b)	8,206	7,637,086
4.13%, 10/18/32 (Call 10/18/27), (5-year USD ICE Swap + 1.849%)(a)(c)	3,540	3,103,306
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(a)(b)(c)	5,080	4,710,176
4.85%, 07/27/27(a)	5,893	5,751,868

		35,096,456

Semiconductors — 1.6%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	4,101	3,958,954
3.45%, 06/15/27 (Call 03/15/27)(a)	2,810	2,660,621
3.50%, 12/05/26 (Call 09/05/26)	7,493	7,174,389
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	9,230	8,762,246
3.90%, 10/01/25 (Call 07/01/25)(b)	6,033	5,882,457
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(b)	4,277	4,126,876
3.50%, 01/15/28 (Call 10/15/27)	6,153	5,674,064
3.88%, 01/15/27 (Call 10/15/26)	22,820	21,682,634
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	5,380	4,665,605

Security	Par (000)	Value

Semiconductors (continued)
3.15%, 11/15/25 (Call 10/15/25)	$7,445	$7,085,606
3.46%, 09/15/26 (Call 07/15/26)(b)	5,807	5,501,183
3.63%, 10/15/24 (Call 09/15/24)(b)	4,883	4,773,182
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,145	983,656
2.60%, 05/19/26 (Call 02/19/26)(b)	7,694	7,247,028
3.15%, 05/11/27 (Call 02/11/27)	7,297	6,832,845
3.40%, 03/25/25 (Call 02/25/25)	11,442	11,110,778
3.70%, 07/29/25 (Call 04/29/25)(b)	16,223	15,765,047
3.75%, 03/25/27 (Call 01/25/27)	7,360	7,060,202
3.75%, 08/05/27 (Call 07/05/27)(b)	8,790	8,402,491
4.88%, 02/10/26	10,915	10,854,247
4.88%, 02/10/28 (Call 01/10/28)	17,329	17,225,662
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	7,201	7,137,586
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	5,939	5,761,271
3.80%, 03/15/25 (Call 12/15/24)	4,576	4,466,263
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	4,329	3,928,625
2.45%, 04/15/28 (Call 02/15/28)	4,420	3,876,401
4.88%, 06/22/28 (Call 03/22/28)	5,035	4,889,980
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/02/23)	9,556	9,299,604
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	6,766	6,448,862
4.98%, 02/06/26 (Call 12/06/25)	4,636	4,566,543
5.38%, 04/15/28 (Call 03/15/28)	5,062	4,976,354
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	2,035	1,767,138
3.20%, 09/16/26 (Call 06/16/26)	8,825	8,425,279
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(b)	3,863	3,839,368
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	4,712	4,481,916
3.15%, 05/01/27 (Call 03/01/27)(b)	3,973	3,676,803
3.88%, 06/18/26 (Call 04/18/26)	5,689	5,449,780
4.40%, 06/01/27 (Call 05/01/27)(b)	2,275	2,187,787
Qorvo Inc., 1.75%, 12/15/24 (Call 09/11/23)(a)	2,923	2,741,300
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,450	1,234,861
3.25%, 05/20/27 (Call 02/20/27)(b)	14,438	13,635,995
3.45%, 05/20/25 (Call 02/20/25)	10,597	10,294,342
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(a)	3,994	3,760,285
2.17%, 11/25/26 (Call 10/25/26)(a)	6,136	5,448,422
SK Hynix Inc.
1.50%, 01/19/26(a)	7,435	6,690,042
6.38%, 01/17/28(a)(b)	6,995	7,088,881
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	4,104	3,668,387
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	3,605	3,238,020
1.38%, 03/12/25 (Call 02/12/25)(b)	5,286	4,988,187
2.90%, 11/03/27 (Call 08/03/27)(b)	1,080	1,004,834
4.60%, 02/15/28 (Call 01/15/28)	7,602	7,564,427
4.70%, 11/18/24	2,960	2,942,075
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	10,491	9,451,583
3.88%, 04/22/27 (Call 03/22/27)(b)	5,685	5,468,585

164	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	$7,497	$6,802,734
1.00%, 09/28/27 (Call 07/28/27)(a)	4,260	3,627,412
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	8,511	7,657,573
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	7,440	6,424,485
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	3,600	3,515,395

		369,857,158

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	3,060	2,595,191
3.48%, 12/01/27 (Call 09/01/27)(b)	1,825	1,680,805
3.84%, 05/01/25 (Call 04/01/25)	4,209	4,072,367

		8,348,363

Software — 2.1%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)(b)	7,204	6,883,876
3.40%, 06/15/27 (Call 03/15/27)	1,219	1,151,178
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	3,286	3,138,185
2.15%, 02/01/27 (Call 12/01/26)	6,505	5,974,122
3.25%, 02/01/25 (Call 11/01/24)	8,790	8,558,209
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	4,235	3,999,171
4.38%, 06/15/25 (Call 03/15/25)(b)	2,506	2,455,940
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	4,145	3,919,984
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(b)	2,768	2,732,183
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(b)	6,570	6,433,983
6.65%, 08/02/26 (Call 07/02/26)	4,910	4,910,646
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(b)	3,754	3,716,918
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	9,897	8,906,389
1.65%, 03/01/28 (Call 01/01/28)(b)	5,744	4,922,159
4.50%, 07/15/25(b)	6,296	6,170,587
4.70%, 07/15/27 (Call 06/15/27)(b)	5,703	5,596,207
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(b)	6,528	5,852,659
3.20%, 07/01/26 (Call 05/01/26)	14,988	14,127,971
3.85%, 06/01/25 (Call 03/01/25)	7,623	7,398,605
5.38%, 08/21/28 (Call 07/21/28)	4,600	4,612,343
5.45%, 03/02/28 (Call 02/02/28)	7,938	7,984,641
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)(b)	4,968	4,581,095
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,167	3,850,867
1.35%, 07/15/27 (Call 05/15/27)	4,110	3,607,366
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	31,408	29,458,358
2.70%, 02/12/25 (Call 11/12/24)	19,253	18,620,479
3.13%, 11/03/25 (Call 08/03/25)	18,865	18,204,904
3.30%, 02/06/27 (Call 11/06/26)	29,278	28,138,717
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(a)(b)	6,820	6,908,899
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	20,796	18,950,687
2.30%, 03/25/28 (Call 01/25/28)	13,650	12,011,701
2.50%, 04/01/25 (Call 03/01/25)	25,919	24,678,499

Security	Par (000)	Value

Software (continued)
2.65%, 07/15/26 (Call 04/15/26)	$22,030	$20,460,699
2.80%, 04/01/27 (Call 02/01/27)	16,613	15,259,461
2.95%, 11/15/24 (Call 09/15/24)	15,180	14,700,311
2.95%, 05/15/25 (Call 02/15/25)	19,337	18,519,005
3.25%, 11/15/27 (Call 08/15/27)	22,811	21,141,160
4.50%, 05/06/28 (Call 04/06/28)(b)	3,230	3,133,546
5.80%, 11/10/25	8,107	8,185,830
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	5,337	4,888,292
1.40%, 09/15/27 (Call 07/15/27)(b)	5,481	4,745,256
3.80%, 12/15/26 (Call 09/15/26)	4,546	4,339,020
3.85%, 12/15/25 (Call 09/15/25)	2,734	2,638,600
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(b)	7,430	6,391,825
3.70%, 04/11/28 (Call 01/11/28)	6,967	6,675,712
Take-Two Interactive Software Inc.
3.55%, 04/14/25	7,450	7,202,892
3.70%, 04/14/27 (Call 03/14/27)	4,382	4,152,472
4.95%, 03/28/28 (Call 02/28/28)	10,823	10,660,010
5.00%, 03/28/26	7,440	7,360,079
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	11,868	10,523,516
1.80%, 08/15/28 (Call 06/15/28)	10	8,381
3.90%, 08/21/27 (Call 05/21/27)(b)	9,579	9,026,561
4.50%, 05/15/25 (Call 04/15/25)	6,293	6,161,943
4.65%, 05/15/27 (Call 03/15/27)	3,784	3,678,408
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)(b)	7,825	7,395,312

		485,705,819

Telecommunications — 2.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	16,100	13,765,714
1.70%, 03/25/26 (Call 09/11/23)	22,987	20,952,449
2.30%, 06/01/27 (Call 04/01/27)	18,746	16,785,249
2.95%, 07/15/26 (Call 04/15/26)(b)	3,008	2,806,910
3.80%, 02/15/27 (Call 11/15/26)	6,639	6,315,682
3.88%, 01/15/26 (Call 10/15/25)(b)	4,439	4,277,827
4.10%, 02/15/28 (Call 11/15/27)	12,425	11,792,062
4.25%, 03/01/27 (Call 12/01/26)	11,674	11,251,332
5.54%, 02/20/26 (Call 02/20/24)(b)	5,065	5,056,418
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,948	7,767,997
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	10,797	10,111,994
2.95%, 02/28/26(b)	6,133	5,883,465
3.50%, 06/15/25	4,045	3,934,496
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,200	1,152,015
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	6,460	6,223,165
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/01/26)(a)	3,062	2,981,637
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	3,674	3,326,481
KT Corp., 2.50%, 07/18/26(a)	210	193,729
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	6,149	5,961,426
7.50%, 05/15/25	458	465,202
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	7,297	6,902,430
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	9,876	8,898,847
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	7,590	6,721,452
Nokia OYJ, 4.38%, 06/12/27(b)	1,944	1,833,187

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(a)	$24,849	$22,406,714
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	9,245	7,928,664
4.24%, 07/25/25(a)	4,150	4,050,320
4.37%, 07/27/27 (Call 06/27/27)(a)	1,695	1,651,604
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,487	1,430,494
5.00%, 10/19/25(a)	9,600	9,516,288
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	4,057	3,741,091
2.95%, 03/15/25	9,320	8,896,424
3.20%, 03/15/27 (Call 02/15/27)(b)	9,800	9,059,322
3.63%, 12/15/25 (Call 09/15/25)(b)	6,307	6,005,794
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)	1,000	1,049,550
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)(b)	10,935	11,150,201
7.63%, 03/01/26 (Call 11/01/25)	13,030	13,505,960
Telefonica Emisiones SA, 4.10%, 03/08/27(b)	11,294	10,749,932
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)	9,284	8,937,564
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	5,627	5,202,737
3.70%, 09/15/27 (Call 06/15/27)(b)	3,490	3,280,797
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	8,002	7,290,996
2.05%, 02/15/28 (Call 12/15/27)	10,055	8,778,604
2.25%, 02/15/26 (Call 09/11/23)	14,366	13,284,049
2.63%, 04/15/26 (Call 09/11/23)	9,432	8,751,785
3.50%, 04/15/25 (Call 03/15/25)	23,983	23,184,437
3.75%, 04/15/27 (Call 02/15/27)	28,884	27,376,091
4.75%, 02/01/28 (Call 09/11/23)	8,585	8,337,087
4.80%, 07/15/28 (Call 06/15/28)(b)	10,426	10,192,815
4.95%, 03/15/28 (Call 02/15/28)	8,965	8,840,178
5.38%, 04/15/27 (Call 09/11/23)(b)	8,034	8,019,990
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(b)	11,639	10,555,274
1.45%, 03/20/26 (Call 02/20/26)	14,652	13,291,080
2.10%, 03/22/28 (Call 01/22/28)(b)	14,680	12,828,728
2.63%, 08/15/26	14,070	13,101,806
3.00%, 03/22/27 (Call 01/22/27)	5,867	5,453,438
3.38%, 02/15/25	10,918	10,591,389
3.50%, 11/01/24 (Call 08/01/24)	10,457	10,214,960
4.13%, 03/16/27	23,521	22,657,788
Vodafone Group PLC
4.13%, 05/30/25	13,277	12,974,810
4.38%, 05/30/28(b)	5,640	5,537,055

		535,186,982

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	5,318	5,137,173
3.50%, 09/15/27 (Call 06/15/27)(b)	3,425	3,200,136
3.55%, 11/19/26 (Call 09/19/26)	4,903	4,605,016
Mattel Inc.
3.38%, 04/01/26 (Call 09/11/23)(a)	3,800	3,537,443
5.88%, 12/15/27 (Call 10/02/23)(a)(b)	3,815	3,741,762

		20,221,530

Transportation — 0.9%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)(b)	4,434	4,283,390

Security	Par (000)	Value

Transportation (continued)
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(b)	$5,270	$5,089,031
3.25%, 06/15/27 (Call 03/15/27)(b)	2,170	2,059,644
3.65%, 09/01/25 (Call 06/01/25)(b)	3,578	3,477,891
7.00%, 12/15/25(b)	2,158	2,240,990
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(b)	4,358	4,116,997
2.95%, 11/21/24 (Call 08/21/24)(b)	2,127	2,061,492
6.90%, 07/15/28	195	210,895
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 10/03/23)	11,155	10,573,546
1.75%, 12/02/26 (Call 11/02/26)	6,610	5,940,082
2.90%, 02/01/25 (Call 11/01/24)	5,234	5,040,065
3.70%, 02/01/26 (Call 11/01/25)(b)	2,430	2,328,887
4.00%, 06/01/28 (Call 03/01/28)	400	382,692
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(b)	4,670	4,442,378
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	5,282	4,889,649
3.25%, 06/01/27 (Call 03/01/27)	5,483	5,160,415
3.35%, 11/01/25 (Call 08/01/25)	5,893	5,662,479
3.80%, 03/01/28 (Call 12/01/27)	3,600	3,426,729
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	5,152	4,920,814
3.40%, 02/15/28 (Call 11/15/27)	2,425	2,259,573
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	3,229	2,859,130
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	5,731	5,551,616
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	240	225,274
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)	5,165	4,828,137
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(b)	4,022	3,790,194
3.15%, 06/01/27 (Call 03/01/27)(b)	1,805	1,683,482
3.65%, 08/01/25 (Call 06/01/25)	2,790	2,695,685
5.59%, 05/17/25(b)	1,496	1,495,262
7.80%, 05/15/27(b)	2,150	2,349,340
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)(b)	3,159	2,842,335
2.85%, 03/01/27 (Call 02/01/27)(b)	3,575	3,291,071
2.90%, 12/01/26 (Call 10/01/26)	1,481	1,363,722
3.35%, 09/01/25 (Call 08/01/25)(b)	3,565	3,411,379
4.30%, 06/15/27 (Call 05/15/27)	1,347	1,296,517
4.63%, 06/01/25 (Call 05/01/25)(b)	3,577	3,505,383
5.25%, 06/01/28 (Call 05/01/28)(b)	4,345	4,290,443
5.65%, 03/01/28 (Call 02/01/28)(b)	4,185	4,194,670
TTX Co., 3.60%, 01/15/25(a)	1,982	1,924,607
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	795	726,535
2.75%, 03/01/26 (Call 12/01/25)	5,289	5,002,038
3.00%, 04/15/27 (Call 01/15/27)(b)	5,188	4,847,378
3.25%, 01/15/25 (Call 10/15/24)(b)	2,956	2,874,090
3.25%, 08/15/25 (Call 05/15/25)	3,676	3,539,383
3.75%, 07/15/25 (Call 05/15/25)	3,937	3,824,759
4.75%, 02/21/26 (Call 01/21/26)	3,785	3,764,787
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	2,317	2,156,906
2.80%, 11/15/24 (Call 09/15/24)(b)	4,158	4,033,424
3.05%, 11/15/27 (Call 08/15/27)(b)	6,981	6,536,040
3.90%, 04/01/25 (Call 03/01/25)	9,517	9,320,500

166	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(b)	$10,937	$9,801,687
3.95%, 09/09/27 (Call 08/09/27)(b)	10,345	10,097,668
XPO Inc., 6.25%, 06/01/28 (Call 06/01/26)(a)	5,985	5,864,559

		202,555,640

Trucking & Leasing — 0.4%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(a)	10,502	9,885,008
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	5,605	4,985,244
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	3,005	2,881,209
3.25%, 09/15/26 (Call 06/15/26)	2,774	2,575,257
3.50%, 03/15/28 (Call 12/15/27)(b)	470	429,149
3.85%, 03/30/27 (Call 12/30/26)(b)	2,283	2,138,986
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)	5,354	4,820,108
1.70%, 06/15/26 (Call 05/15/26)(a)	5,505	4,904,223
2.70%, 11/01/24 (Call 10/01/24)(a)	4,052	3,888,572
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	4,807	4,460,130
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	4,909	4,746,499
4.00%, 07/15/25 (Call 06/15/25)(a)	3,779	3,639,474
4.20%, 04/01/27 (Call 01/01/27)(a)	3,057	2,878,243
4.40%, 07/01/27 (Call 06/01/27)(a)	5,040	4,759,962
4.45%, 01/29/26 (Call 11/29/25)(a)(b)	3,437	3,311,513
5.70%, 02/01/28 (Call 01/01/28)(a)(b)	7,410	7,324,493
5.75%, 05/24/26 (Call 04/24/26)(a)	4,075	4,046,776
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	4,145	4,120,361
6.05%, 08/01/28 (Call 07/01/28)(a)	5,975	5,980,189
Series 144A, 5.55%, 05/01/28 (Call 04/01/28)(a)	4,705	4,615,732
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	4,251	3,765,770
2.30%, 06/15/28 (Call 04/15/28)(a)	1,290	1,101,894
5.45%, 05/03/28(a)(b)	5,595	5,515,592

		96,774,384

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(b)	2,733	2,391,249
3.38%, 01/20/27 (Call 12/20/26)(b)	2,745	2,427,751

		4,819,000

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(b)	4,307	3,966,064
3.00%, 12/01/26 (Call 09/01/26)(b)	195	181,926
3.40%, 03/01/25 (Call 12/01/24)	4,210	4,079,958
United Utilities PLC, 6.88%, 08/15/28	1,000	1,039,342

		9,267,290

Total Corporate Bonds & Notes — 98.2% (Cost: $23,595,985,771)		22,488,094,823

Foreign Government Obligations

Japan — 0.0%
Development Bank of Japan Inc., 1.75%, 02/18/25(a)	1,625	1,539,948

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	6,020	5,598,600

Security	Par/ Shares (000)	Value

South Korea — 0.4%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	$2,417	$2,239,230
3.63%, 06/14/25(a)	3,115	3,016,802
4.00%, 06/14/27(a)	2,860	2,752,057
5.38%, 04/06/26(a)(b)	4,195	4,197,413
5.50%, 04/06/28(a)	3,000	3,049,597
7.00%, 02/01/27(b)	2,089	2,206,497
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,776	4,240,382
2.25%, 07/18/26(a)(b)	2,865	2,626,829
3.13%, 07/20/27(a)(b)	1,090	1,015,480
3.50%, 07/02/26(a)	4,470	4,247,104
3.88%, 07/13/27(a)	3,000	2,880,434
4.88%, 07/05/28(a)	4,080	4,046,329
Korea Housing Finance Corp., 4.63%, 02/24/28(a)	4,000	3,914,325
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	4,205	3,768,535
3.13%, 07/25/27(a)(b)	3,048	2,833,704
4.25%, 07/27/27(a)	3,550	3,437,359
5.00%, 07/18/28(a)	3,970	3,940,859
Korea National Oil Corp.
0.88%, 10/05/25(a)	370	336,272
1.25%, 04/07/26(a)	3,000	2,699,207
1.75%, 04/18/25(a)(b)	5,000	4,705,446
2.13%, 04/18/27(a)	5,000	4,499,773
2.50%, 10/24/26(a)	4,609	4,220,401
2.63%, 04/14/26(a)	1,966	1,832,155
3.25%, 10/01/25(a)	1,734	1,655,083
3.38%, 03/27/27(a)	3,000	2,829,076
4.75%, 04/03/26(a)	2,000	1,966,660
4.88%, 04/03/28(a)	3,000	2,957,291

		82,114,300

Total Foreign Government Obligations — 0.4% (Cost: $93,743,663)		89,252,848

Total Long-Term Investments — 98.6% (Cost: $23,689,729,434)		22,577,347,671

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(f)(g)(h)	1,266,176	1,266,556,001
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(f)(g)	231,980	231,980,000

Total Short-Term Securities — 6.5% (Cost: $1,497,969,082)		1,498,536,001

Total Investments — 105.1% (Cost: $25,187,698,516)		24,075,883,672

Liabilities in Excess of Other Assets — (5.1)%		(1,165,879,340)

Net Assets — 100.0%		$22,910,004,332

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 1-5 Year Investment Grade Corporate Bond ETF

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,565,570,896	$—		$(298,611,133	)(a)	$71,266	$(475,028)	$1,266,556,001	1,266,176	$3,233,195	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,030,000	190,950,000	(a)	—		—	—	231,980,000	231,980	1,598,963		—

						$71,266	$(475,028)	$1,498,536,001		$4,832,158		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$22,488,094,823	$—	$22,488,094,823
Foreign Government Obligations	—	89,252,848	—	89,252,848
Short-Term Securities
Money Market Funds	1,498,536,001	—	—	1,498,536,001

	$1,498,536,001	$22,577,347,671	$—	$24,075,883,672

See notes to financial statements.

168	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,552	$1,254,540
4.65%, 10/01/28 (Call 07/01/28)	2,028	1,939,882
4.75%, 03/30/30 (Call 12/30/29)(a)	3,386	3,227,398
5.38%, 06/15/33 (Call 03/15/33)	1,590	1,534,377
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,358	2,784,814
2.60%, 08/01/31 (Call 05/01/31)(a)	2,689	2,200,679
4.20%, 06/01/30 (Call 03/01/30)	3,226	2,979,600

		15,921,290

Aerospace & Defense — 1.2%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,661	4,493,534
3.40%, 04/15/30 (Call 01/15/30)(b)	7,461	6,664,793
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	4,196	3,632,404
3.20%, 03/01/29 (Call 12/01/28)	5,647	5,074,504
3.45%, 11/01/28 (Call 08/01/28)(a)	2,109	1,935,015
3.63%, 02/01/31 (Call 11/01/30)	8,349	7,453,364
5.15%, 05/01/30 (Call 02/01/30)	24,576	24,178,716
6.13%, 02/15/33	1,050	1,087,920
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	2,658	2,223,433
3.63%, 04/01/30 (Call 01/01/30)	6,004	5,587,215
HEICO Corp., 5.35%, 08/01/33	1,270	1,258,652
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,464	2,726,635
2.90%, 12/15/29 (Call 09/15/29)(a)	2,365	2,057,629
5.40%, 07/31/33 (Call 04/30/33)	5,620	5,629,443
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,697	2,234,329
3.90%, 06/15/32 (Call 03/15/32)(a)	4,392	4,083,738
5.25%, 01/15/33 (Call 10/15/32)(a)	5,675	5,824,013
Northrop Grumman Corp.
4.40%, 05/01/30 (Call 02/01/30)	4,461	4,292,880
4.70%, 03/15/33 (Call 12/15/32)(a)	6,730	6,523,864
Northrop Grumman Systems Corp., 7.75%, 02/15/31	397	453,554
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,241	4,103,991
2.25%, 07/01/30 (Call 04/01/30)	5,714	4,746,854
2.38%, 03/15/32 (Call 12/15/31)	5,540	4,457,990
4.13%, 11/16/28 (Call 08/16/28)	16,226	15,485,192
5.15%, 02/27/33 (Call 11/27/32)(a)	6,795	6,717,504
7.50%, 09/15/29(a)	2,208	2,460,930

		135,388,096

Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	9,945	7,762,044
3.40%, 05/06/30 (Call 02/06/30)	4,706	4,134,167
4.80%, 02/14/29 (Call 11/14/28)	10,456	10,131,113
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)(a)	4,286	3,698,776
3.25%, 03/27/30 (Call 12/27/29)	5,816	5,290,825
4.50%, 08/15/33 (Call 05/15/33)(a)	1,480	1,432,798
5.94%, 10/01/32(a)	605	645,774
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)(a)	6,269	4,963,584

Security	Par (000)	Value

Agriculture (continued)
3.46%, 09/06/29 (Call 06/06/29)	$2,671	$2,328,660
4.74%, 03/16/32 (Call 12/16/31)(a)	4,974	4,497,136
4.91%, 04/02/30 (Call 01/02/30)(a)	5,876	5,533,689
6.34%, 08/02/30 (Call 06/02/30)	3,275	3,295,833
6.42%, 08/02/33 (Call 05/02/33)(a)	7,265	7,252,072
7.75%, 10/19/32 (Call 07/19/32)(a)	3,000	3,255,400
BAT International Finance PLC, 5.93%, 02/02/29	3,000	2,988,168
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	5,889	4,925,564
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	3,018	2,388,700
2.13%, 04/23/30 (Call 01/23/30)(b)	4,499	3,772,419
2.13%, 11/10/31 (Call 08/10/31)(b)	5,608	4,520,213
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,803	2,582,571
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	3,565	3,295,066
4.75%, 04/24/33 (Call 01/24/33)(a)(b)	2,520	2,460,584
5.13%, 10/11/32 (Call 07/11/32)(b)	2,840	2,840,890
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	5,457	4,871,525
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(a)(b)	2,770	3,026,755
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	4,285	3,359,275
2.10%, 05/01/30 (Call 02/01/30)	4,716	3,876,108
3.38%, 08/15/29 (Call 05/15/29)	4,340	3,904,179
5.13%, 02/15/30 (Call 12/15/29)	9,700	9,587,364
5.38%, 02/15/33 (Call 11/15/32)	13,165	12,999,958
5.63%, 11/17/29 (Call 09/17/29)	7,283	7,363,802
5.75%, 11/17/32 (Call 08/17/32)	8,390	8,509,360
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(b)	3,145	2,625,818
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,840	1,756,430

		155,876,620

Airlines — 0.2%
Delta Air Lines Inc., 4.75%, 10/20/28(b)	18,012	17,296,145
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	3,393	2,866,279

		20,162,424

Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	8,808	7,862,923
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	4,515	3,974,275
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)(a)	3,252	2,501,642
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	4,675	3,879,354

		18,218,194

Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.80%, 01/13/31(a)	2,433	1,951,491
2.25%, 01/12/29	3,037	2,644,644
4.60%, 04/17/30	4,105	3,994,573
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,985	2,624,820
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(b)	2,767	2,202,273
2.55%, 04/01/31 (Call 01/01/31)(b)	2,875	2,408,539
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	3,520	3,280,586
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,630	2,368,185
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	5,547	5,267,589
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	2,500	2,477,371

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	$4,628	$3,715,211
Daimler Finance North America LLC
2.45%, 03/02/31(b)	1,692	1,416,009
2.63%, 03/10/30(a)(b)	2,657	2,289,394
3.10%, 08/15/29(a)(b)	2,445	2,197,357
4.30%, 02/22/29(a)(b)	2,140	2,059,261
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(b)	4,280	3,698,441
2.50%, 12/14/31(a)(b)	4,295	3,454,815
5.50%, 09/20/33(b)	5,000	4,948,291
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)(a)	4,020	3,901,241
5.40%, 10/15/29 (Call 08/15/29)(a)	5,960	5,761,967
5.60%, 10/15/32 (Call 07/15/32)(a)	7,025	6,761,732
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	5,682	4,413,307
2.40%, 10/15/28 (Call 08/15/28)	5,740	4,858,134
2.70%, 06/10/31 (Call 03/10/31)	5,655	4,458,220
3.10%, 01/12/32 (Call 10/12/31)	6,979	5,591,880
3.60%, 06/21/30 (Call 03/21/30)	7,109	6,102,224
4.30%, 04/06/29 (Call 02/06/29)	6,367	5,819,891
5.65%, 01/17/29 (Call 10/17/28)(a)	3,051	2,998,947
5.85%, 04/06/30 (Call 02/06/30)(a)	2,000	1,958,722
6.40%, 01/09/33 (Call 10/09/32)(a)	5,165	5,199,750
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	5,398	4,720,304
Hyundai Capital America
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	3,815	3,206,469
5.70%, 06/26/30(b)	3,545	3,488,762
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	2,245	2,237,796
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,313	3,394,795
Mercedes-Benz Finance North America LLC
5.05%, 08/03/33(b)	2,600	2,557,274
8.50%, 01/18/31(a)	8,918	10,881,610
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(a)(b)	100	81,497
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(b)	8,755	7,726,742
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(b)	5,627	4,409,869
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	3,845	3,846,035
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	3,033	2,549,050
2.76%, 07/02/29(a)	2,222	1,998,044
5.12%, 07/13/33	2,245	2,268,248
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,591	2,868,848
1.90%, 09/12/31	2,872	2,298,079
2.15%, 02/13/30	4,584	3,897,766
2.40%, 01/13/32(a)	1,355	1,120,877
3.38%, 04/01/30	5,374	4,889,087
3.65%, 01/08/29(a)	2,766	2,608,500
4.45%, 06/29/29(a)	4,273	4,187,121
4.55%, 05/17/30(a)	4,145	4,035,409
4.70%, 01/12/33(a)	3,179	3,116,724
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,201	2,874,823
4.60%, 06/08/29 (Call 04/08/29)(b)	2,653	2,538,441
4.75%, 11/13/28(a)(b)	6,700	6,477,123

		205,104,158

Security	Par (000)	Value

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.25%, 03/01/32 (Call 12/01/31)(a)	$4,910	$4,163,561
4.35%, 03/15/29 (Call 12/15/28)(a)	1,729	1,665,517
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	2,315	1,804,757
3.50%, 05/30/30 (Call 02/28/30)(a)	1,864	1,627,842
4.25%, 05/15/29 (Call 02/15/29)	2,074	1,926,846
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	4,350	3,659,366
5.50%, 03/21/33 (Call 12/21/32)(a)	2,945	2,984,639

		17,832,528

Banks — 21.7%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(c)	6,490	5,472,907
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)(c)	4,901	3,777,236
ANZ New Zealand Int’l Ltd./London, 2.55%, 02/13/30(a)(b)	3,093	2,601,889
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	1,785	1,417,299
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)(c)	2,345	2,270,853
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(b)(c)	6,908	5,259,795
6.74%, 12/08/32(a)(b)	6,600	6,818,132
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	915	766,709
Banco de Credito e Inversiones SA, 2.88%, 10/14/31 (Call 07/14/31)(b)	1,205	987,446
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	5,875	4,683,479
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(a)(b)	1,350	1,149,901
Banco Santander SA
2.75%, 12/03/30	9,265	7,179,710
2.96%, 03/25/31(a)	6,526	5,366,495
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(c)	5,749	4,524,462
3.31%, 06/27/29(a)	5,992	5,307,715
3.49%, 05/28/30(a)	5,817	5,031,893
6.92%, 08/08/33	4,175	4,173,618
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(b)(c)	4,985	4,002,193
4.45%, 09/19/28(a)(b)	2,578	2,486,200
9.03%, 03/15/29(a)(b)	1,410	1,583,813
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(c)	15,460	12,204,005
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	13,907	10,895,123
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	20,784	16,391,359
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(c)	11,228	8,529,317
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	19,717	16,395,968
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	17,635	14,135,632

170	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	$18,223	$15,158,032
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	24,820	20,308,008
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	10,939	9,384,682
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	20,807	17,107,834
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	14,097	12,376,035
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)(c)	13,795	11,687,227
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	16,336	15,040,415
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	22,065	20,454,023
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(c)	27,600	26,563,801
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	27,525	26,859,108
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	11,075	9,052,979
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(c)	6,445	4,972,145
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	1,738	1,381,698
1.80%, 07/28/31 (Call 04/28/31)(a)	2,781	2,186,014
2.50%, 01/26/32 (Call 10/26/31)(a)	2,459	1,977,559
3.00%, 10/30/28 (Call 07/30/28)(a)	2,148	1,930,886
3.30%, 08/23/29 (Call 05/23/29)	4,019	3,587,743
3.85%, 04/26/29 (Call 02/26/29)(a)	2,025	1,910,618
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)(c)	3,765	3,464,061
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	2,830	2,715,276
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(c)	4,175	3,931,208
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	5,595	5,371,884
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(c)	8,400	8,609,373
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	2,190	1,850,257
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	970	795,735
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,213	2,555,287
2.45%, 02/02/32(a)	4,398	3,563,452
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(c)	6,610	5,706,586
4.85%, 02/01/30	6,875	6,655,465
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	1,908	1,645,323
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(c)	5,002	3,991,197
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(c)	6,003	4,710,373
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	6,828	5,332,680
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(c)	5,033	3,999,699
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(c)	7,746	7,096,967

Security	Par (000)	Value

Banks (continued)
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)(c)	$5,549	$5,317,180
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	12,105	11,954,894
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(c)	8,235	8,223,884
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	11,144	11,927,052
BNP Paribas SA
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(b)(c)	8,013	6,703,812
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(a)(b)(c)	7,467	5,766,775
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(b)(c)	14,002	11,376,765
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(b)(c)	115	97,275
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(b)(c)	9,838	8,018,296
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(b)(c)	500	489,854
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(a)(b)(c)	4,806	4,636,825
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(a)(b)(c)	7,312	5,650,682
2.70%, 10/01/29(b)	4,997	4,299,145
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(b)(c)	6,202	4,794,647
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(b)(c)	275	217,236
4.63%, 09/12/28(b)	3,424	3,231,332
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(a)(b)(c)	5,545	5,384,848
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	3,230	2,876,726
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	10,070	7,991,086
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	16,316	13,145,578
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	21,415	17,685,379
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	13,784	11,552,102
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(c)	12,679	10,903,495
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	16,720	13,794,007
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	16,740	14,554,236
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)(c)	14,645	13,487,177
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(c)	22,084	20,505,315
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)(c)	14,123	13,424,943
5.88%, 02/22/33	6,181	6,173,061
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	15,130	15,077,184

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(c)	$15,280	$15,933,307
6.63%, 06/15/32	6,424	6,706,323
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	2,294	1,840,821
2.64%, 09/30/32 (Call 07/02/32)(a)	1,020	743,953
3.25%, 04/30/30 (Call 01/30/30)(a)	4,741	3,968,288
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)(c)	2,055	1,811,206
Comerica Bank, 5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(c)	1,880	1,639,694
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	2,077	1,789,536
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,393	3,499,889
2.69%, 03/11/31(b)	8,600	6,738,144
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(a)(b)(c)	5,595	4,744,684
3.78%, 03/14/32(a)(b)	6,835	5,693,540
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(b)(c)	4,725	4,070,266
Credit Agricole SA
3.25%, 01/14/30(a)(b)	5,517	4,721,297
5.51%, 07/05/33(b)	2,955	2,942,046
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(c)	17,931	14,776,677
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(b)(c)	15,755	14,186,230
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(b)(c)	17,935	18,626,697
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(c)	11,063	13,396,058
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(c)	5,260	4,184,231
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(c)	9,752	8,184,359
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(c)	6,940	5,371,671
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)(c)	6,460	4,851,003
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)(c)	2,490	2,258,865
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(c)	7,820	7,437,937
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	2,918	2,343,485
4.65%, 09/13/28 (Call 06/13/28)	4,723	4,340,123
Fifth Third Bancorp.
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(c)	1,870	1,652,007
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	6,960	6,514,685
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,996	1,852,827
Goldman Sachs Group Inc.,
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(c)	14,432	11,239,846
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	22,706	17,947,953

Security	Par (000)	Value

Banks (continued)
2.60%, 02/07/30 (Call 11/07/29)	$12,033	$10,154,385
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	21,514	17,407,984
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	19,140	15,359,174
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(c)	22,865	19,017,757
3.80%, 03/15/30 (Call 12/15/29)(a)	14,086	12,813,096
6.13%, 02/15/33(a)	2,635	2,801,702
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3-mo. LIBOR US + 4.980%)(a)(b)(c)(d)	4,335	5,321,212
HSBC Holdings PLC
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	8,046	6,371,976
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	16,845	13,454,672
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(c)	8,275	6,824,612
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(c)	9,827	7,820,360
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(c)	16,122	14,513,142
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)(c)	10,395	9,238,003
4.95%, 03/31/30	13,403	12,895,419
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(c)	15,089	14,403,827
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(c)	12,341	12,475,236
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(c)	11,185	10,980,349
7.63%, 05/17/32(a)	2,030	2,170,882
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(c)	10,897	11,847,867
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(c)	2,551	1,870,444
2.55%, 02/04/30 (Call 11/04/29)	4,162	3,398,394
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(c)	1,125	1,041,783
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)(a)	4,915	4,782,546
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(c)	3,572	2,917,683
4.05%, 04/09/29(a)	5,123	4,760,341
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(c)	5,025	4,518,619
4.55%, 10/02/28	6,097	5,850,279
Intesa Sanpaolo SpA
6.63%, 06/20/33(b)	8,355	8,245,332
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(b)(c)	6,725	7,031,335
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)(c)	8,286	6,481,751
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	18,238	14,374,724

172	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	$15,941	$13,370,184
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	17,558	14,184,089
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(c)	21,913	17,938,204
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	21,037	18,033,923
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(c)	16,599	14,109,492
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	20,317	16,879,890
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(c)	14,295	13,050,440
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(c)	13,404	12,777,532
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(c)	17,009	16,122,953
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(c)	11,500	10,991,934
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	14,515	13,573,657
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(c)	26,105	25,106,270
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	14,090	13,922,376
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(c)	20,056	20,044,545
8.75%, 09/01/30	1,480	1,762,873
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	5,040	4,377,695
KeyBank NA/Cleveland OH
3.90%, 04/13/29	1,718	1,411,650
4.90%, 08/08/32	4,115	3,391,514
KeyCorp
2.55%, 10/01/29(a)	4,350	3,447,862
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(c)	3,715	3,205,651
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	4,530	4,244,997
Kookmin Bank, 2.50%, 11/04/30(b)	980	794,508
Lloyds Banking Group PLC
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(c)	6,512	6,027,691
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(c)	5,385	5,768,041
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(c)	5,540	5,037,958
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(b)(c)	4,220	3,225,016
3.62%, 06/03/30(a)(b)	3,538	2,966,263
6.79%, 01/18/33(a)(b)	7,060	7,142,032
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(b)(c)	5,890	4,615,115
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(b)(c)	6,678	5,234,712
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(b)(c)	3,200	2,816,660
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(b)(c)	4,126	4,020,683

Security	Par (000)	Value

Banks (continued)
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)(c)	$4,770	$4,591,073
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(c)	3,480	3,380,473
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,831	5,496,129
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	9,852	7,801,882
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	4,672	3,744,023
2.56%, 02/25/30	6,389	5,374,225
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(c)	6,150	5,031,021
3.20%, 07/18/29	9,609	8,493,423
3.74%, 03/07/29	8,099	7,495,843
4.05%, 09/11/28(a)	4,902	4,656,296
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(c)	2,575	2,371,770
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(c)	8,350	8,106,138
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,510	5,430,504
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(c)	6,910	6,838,561
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(c)	4,205	4,177,805
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)(c)	2,740	2,717,882
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(c)	4,805	3,743,469
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(c)	2,841	2,196,473
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(c)	5,811	4,618,268
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(c)	2,900	2,247,606
2.56%, 09/13/31	4,905	3,813,142
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)(c)	3,083	2,527,770
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(c)	2,994	2,536,885
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	4,407	3,810,835
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(c)	3,660	3,215,574
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(c)	5,888	5,501,715
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	3,740	3,705,381
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(c)	4,040	4,003,335
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(c)	5,075	5,047,778
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(c)	6,690	6,624,898
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	15,996	12,300,993
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	14,165	10,922,284

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	$19,795	$15,571,350
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(c)	16,887	12,735,584
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	14,222	11,325,038
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	19,014	16,003,624
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	14,282	11,698,805
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	18,201	16,173,909
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(c)	15,949	15,146,011
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(c)	11,460	10,856,042
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	17,840	17,328,318
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(c)	11,200	10,425,183
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	7,755	7,624,878
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	10,315	10,030,270
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(c)	16,870	17,673,841
7.25%, 04/01/32(a)	6,514	7,410,010
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	8,560	6,670,722
2.99%, 05/21/31(b)	6,295	5,023,930
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(b)(c)	6,005	4,696,631
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(c)	7,743	6,696,880
6.43%, 01/12/33(b)	6,500	6,575,372
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)(c)	3,932	3,033,192
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(c)	6,967	6,391,954
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)(c)	10,684	10,176,202
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)(c)	4,575	4,537,111
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(c)	6,840	6,808,527
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(b)(c)	1,696	1,549,829
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	6,785	5,416,802
5.07%, 09/14/32(a)(b)	1,465	1,456,186
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	5,830	4,802,503
3.15%, 05/03/29 (Call 02/03/29)	2,710	2,462,397
6.13%, 11/02/32 (Call 08/02/32)(a)	5,255	5,365,385
PNC Bank NA, 2.70%, 10/22/29	4,983	4,180,198
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(c)	3,225	2,597,109
2.55%, 01/22/30 (Call 10/24/29)(a)	11,792	9,890,731
3.45%, 04/23/29 (Call 01/23/29)	9,352	8,438,927

Security	Par (000)	Value

Banks (continued)
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(c)	$4,225	$3,825,417
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(c)	8,730	8,269,038
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	5,300	5,360,802
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	8,261	8,392,042
Royal Bank of Canada
2.30%, 11/03/31	8,049	6,472,334
3.88%, 05/04/32	5,225	4,744,638
5.00%, 02/01/33	10,210	9,897,194
5.00%, 05/02/33(a)	6,005	5,810,112
Santander UK Group Holdings PLC, 2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)(c)	1,735	1,388,125
Shinhan Bank Co. Ltd.
4.00%, 04/23/29(b)	1,200	1,085,985
4.38%, 04/13/32(b)	820	733,351
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(b)(c)	8,379	6,593,916
3.00%, 01/22/30(a)(b)	7,012	5,855,992
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(c)	6,231	5,026,097
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(b)(c)	1,510	1,219,980
4.75%, 09/14/28(a)(b)	2,587	2,457,356
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(b)(c)	6,995	6,571,746
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(a)(b)(c)	8,465	8,621,996
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,850	1,966,977
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(c)	6,660	5,230,809
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(c)	6,330	4,984,675
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(b)(c)	4,155	3,298,486
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(c)	4,476	4,079,588
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(b)(c)	11,768	10,920,938
6.30%, 07/06/34, (1-year CMT + 2.580%)(b)(c)	7,605	7,590,146
State Street Corp.
2.20%, 03/03/31	4,994	3,978,475
2.40%, 01/24/30(a)	4,281	3,654,283
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(c)	3,150	2,583,910
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(c)	2,690	2,312,288
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(c)	2,302	2,023,292
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)(c)	2,531	2,426,219
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(c)	4,358	3,958,008
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(c)	2,960	2,753,449

174	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(c)	$4,005	$3,800,068
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	6,420	6,231,269
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,755	2,121,427
1.90%, 09/17/28	10,760	9,046,873
2.13%, 07/08/30	8,243	6,639,219
2.14%, 09/23/30	4,751	3,756,699
2.22%, 09/17/31(a)	5,325	4,205,184
2.47%, 01/14/29	2,775	2,379,595
2.72%, 09/27/29	2,807	2,389,937
2.75%, 01/15/30	6,791	5,774,846
3.04%, 07/16/29	13,436	11,732,919
3.20%, 09/17/29(a)	2,799	2,451,498
4.31%, 10/16/28	3,137	2,990,288
5.71%, 01/13/30	7,385	7,425,396
5.77%, 01/13/33	9,435	9,570,063
5.78%, 07/13/33(a)	4,005	4,063,610
5.85%, 07/13/30	3,620	3,664,018
Toronto-Dominion Bank (The)
2.00%, 09/10/31	5,286	4,189,128
2.45%, 01/12/32	3,607	2,913,848
3.20%, 03/10/32	8,600	7,326,319
4.46%, 06/08/32	11,935	11,117,193
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	6,986	5,550,811
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	4,483	3,563,226
3.88%, 03/19/29 (Call 02/16/29)(a)	3,888	3,475,052
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(c)	5,685	5,067,500
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(c)	8,710	8,169,928
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	6,755	6,692,968
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	4,105	4,130,256
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)(a)	7,253	5,499,307
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)(c)	6,765	4,985,510
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	5,840	4,649,995
3.00%, 07/30/29 (Call 04/30/29)	6,906	5,917,315
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(c)	10,628	9,856,926
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(c)	7,245	6,607,795
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(c)	4,635	4,630,692
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(c)	8,485	8,450,849
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(b)(c)	11,519	8,880,327
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(b)(c)	8,580	6,759,116
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(b)(c)	7,129	6,111,100
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(b)(c)	8,345	7,776,880

Security	Par (000)	Value

Banks (continued)
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(b)(c)	$12,310	$12,368,214
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(b)(c)	4,666	3,689,142
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	1,103	962,690
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(c)	17,464	14,576,413
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	19,483	16,672,534
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	22,698	19,114,305
4.15%, 01/24/29 (Call 10/24/28)(a)	14,173	13,366,928
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	14,217	13,300,770
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(c)	24,240	22,808,313
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	21,455	20,897,333
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	20,750	20,477,071
Series B, 7.95%, 11/15/29	695	758,727
Westpac Banking Corp.
1.95%, 11/20/28	6,590	5,668,351
2.15%, 06/03/31	5,403	4,430,684
2.65%, 01/16/30(a)	4,847	4,225,139
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)(c)	7,707	5,923,498
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(c)	6,598	5,054,535
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)(c)	6,822	5,976,511
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(c)	5,870	5,520,824
Wintrust Financial Corp., 4.85%, 06/06/29	908	806,864
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,870	1,468,900

		2,485,373,779

Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	9,643	8,868,765
4.75%, 01/23/29 (Call 10/23/28)	22,775	22,565,467
4.90%, 01/23/31 (Call 10/23/30)(a)	4,603	4,622,110
6.63%, 08/15/33	100	110,450
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	165	161,589
5.40%, 06/15/33(b)	5,585	5,440,442
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	4,330	3,395,815
Brown-Forman Corp., 4.75%, 04/15/33 (Call 01/15/33)(a)	3,520	3,484,063
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(a)(b)	1,305	1,090,888
Coca-Cola Co. (The)
1.38%, 03/15/31	7,014	5,535,353
1.65%, 06/01/30	8,282	6,824,363
2.00%, 03/05/31	4,357	3,624,728
2.13%, 09/06/29	5,531	4,832,211
2.25%, 01/05/32	10,696	8,976,630
3.45%, 03/25/30(a)	7,193	6,689,701

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	$1,800	$1,367,417
2.75%, 01/22/30 (Call 10/22/29)(a)	5,819	5,045,050
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	5,830	4,685,547
2.88%, 05/01/30 (Call 02/01/30)	3,902	3,367,117
3.15%, 08/01/29 (Call 05/01/29)	4,697	4,196,153
4.65%, 11/15/28 (Call 08/15/28)(a)	2,745	2,668,536
4.75%, 05/09/32 (Call 02/09/32)(a)	4,035	3,867,725
4.90%, 05/01/33	4,110	3,962,693
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	6,226	5,194,620
2.13%, 04/29/32 (Call 01/29/32)	3,955	3,178,062
2.38%, 10/24/29 (Call 07/24/29)	4,882	4,217,284
5.50%, 01/24/33 (Call 10/24/32)(a)	4,390	4,557,817
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(a)(b)	3,069	2,359,883
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	2,777	2,261,110
3.20%, 05/01/30 (Call 02/01/30)	4,236	3,755,574
3.95%, 04/15/29 (Call 02/15/29)(a)	5,670	5,339,593
4.05%, 04/15/32 (Call 01/15/32)(a)	4,970	4,555,627
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,974	3,159,417
1.63%, 05/01/30 (Call 02/01/30)	5,666	4,661,409
1.95%, 10/21/31 (Call 07/21/31)	7,112	5,804,756
2.63%, 07/29/29 (Call 04/29/29)(a)	5,507	4,934,114
2.75%, 03/19/30 (Call 12/19/29)	8,106	7,214,307
3.90%, 07/18/32 (Call 04/18/32)(a)	6,605	6,263,911
4.45%, 02/15/33 (Call 11/15/32)(a)	5,518	5,490,174
7.00%, 03/01/29(a)	2,772	3,082,989
Pernod Ricard International Finance LLC, 1.63%, 04/01/31 (Call 01/01/30)(a)(b)	5,110	3,947,377

		195,360,837

Biotechnology — 1.0%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)(a)	5,441	4,269,003
2.30%, 02/25/31 (Call 11/25/30)(a)	5,390	4,451,254
2.45%, 02/21/30 (Call 11/21/29)(a)	7,624	6,485,565
3.00%, 02/22/29 (Call 12/22/28)	3,995	3,612,323
3.35%, 02/22/32 (Call 11/22/31)	5,430	4,740,029
4.05%, 08/18/29 (Call 06/18/29)(a)	7,237	6,838,887
4.20%, 03/01/33 (Call 12/01/32)	5,667	5,217,352
5.25%, 03/02/30 (Call 01/02/30)	12,955	12,972,935
5.25%, 03/02/33 (Call 12/02/32)	22,550	22,432,749
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	9,004	7,412,343
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	4,565	3,998,703
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	2,805	2,658,005
4.25%, 04/27/32 (Call 01/27/32)(a)(b)	5,555	5,211,264
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)(a)	5,815	4,671,667
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,951	2,368,030
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	7,092	5,644,141
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	3,810	2,956,540
2.20%, 09/02/30 (Call 06/02/30)	5,643	4,497,505

		110,438,295

Security	Par (000)	Value

Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	$3,969	$3,330,537
2.72%, 02/15/30 (Call 11/15/29)	11,867	10,175,170
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	4,118	3,324,814
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	4,311	3,801,958
4.00%, 03/25/32 (Call 12/25/31)(a)	1,940	1,709,082
Fortune Brands Innovations Inc., 5.88%, 06/01/33	3,111	3,098,634
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	250	208,125
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	6,364	5,097,744
2.00%, 09/16/31 (Call 06/16/31)	1,707	1,345,481
4.90%, 12/01/32 (Call 09/01/32)(a)	1,885	1,852,959
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	5,377	4,349,470
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	3,157	2,652,680
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	2,385	1,885,987
2.00%, 02/15/31 (Call 11/15/30)(a)	3,394	2,679,673
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,257	2,028,970
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	1,487	1,351,915
3.95%, 08/15/29 (Call 05/15/29)	3,224	2,999,040
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	3,730	3,725,960
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	4,331	4,041,770
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	2,285	1,844,708
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	4,663	4,175,540

		65,680,217

Chemicals — 1.7%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	3,223	2,767,846
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	5,307	4,479,294
4.80%, 03/03/33 (Call 12/03/32)(a)	4,085	4,059,357
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	3,845	3,619,398
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(b)	3,660	2,985,953
4.25%, 09/18/29 (Call 06/18/29)(b)	230	206,976
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(a)(b)	1,130	1,007,540
Braskem Netherlands Finance BV
4.50%, 01/31/30(b)	6,015	5,022,475
7.25%, 02/13/33 (Call 11/13/32)(a)(b)	5,535	5,243,479
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)(a)	2,021	1,863,456
5.00%, 06/30/32 (Call 03/30/32)(a)	2,372	2,233,502
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)	4,790	4,761,264
6.35%, 11/15/28 (Call 10/15/28)(a)	4,755	4,767,256
6.38%, 07/15/32 (Call 04/15/32)(a)	5,335	5,279,604
6.55%, 11/15/30 (Call 09/15/30)	5,570	5,572,744
6.70%, 11/15/33 (Call 08/15/33)(a)	2,870	2,882,069

176	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	$4,376	$3,567,596
4.80%, 11/30/28 (Call 08/30/28)(a)	2,765	2,725,361
6.30%, 03/15/33 (Call 12/15/32)(a)	3,565	3,771,327
7.38%, 11/01/29(a)	5,706	6,263,226
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	12,080	11,918,706
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	2,960	2,830,301
5.75%, 03/08/33 (Call 12/08/32)(a)	3,020	2,978,583
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	3,393	2,641,408
2.13%, 02/01/32 (Call 11/01/31)(a)	3,905	3,179,396
4.80%, 03/24/30 (Call 12/24/29)(a)	4,218	4,193,414
EIDP Inc.
2.30%, 07/15/30 (Call 04/15/30)(a)	3,086	2,560,457
4.80%, 05/15/33 (Call 02/15/33)(a)	615	591,354
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	3,028	2,633,790
5.65%, 05/18/33	2,970	2,831,796
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,275	3,393,959
4.40%, 03/30/32 (Call 09/30/31)(a)(b)	2,130	1,838,224
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,526	2,015,963
4.50%, 05/01/29 (Call 02/01/29)(a)	4,898	4,535,816
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	7,068	5,484,070
4.45%, 09/26/28 (Call 06/26/28)	1,958	1,830,983
LG Chem Ltd.
2.38%, 07/07/31(b)	2,770	2,226,809
3.63%, 04/15/29(b)	1,135	1,043,090
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	4,333	3,418,804
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	3,039	2,467,984
5.63%, 05/15/33(a)	3,245	3,213,853
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,206,998
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,753	2,236,569
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	3,261	2,811,400
4.20%, 04/01/29 (Call 01/01/29)	4,427	4,163,839
OCI NV, 6.70%, 03/16/33 (Call 12/16/32)(b)	2,702	2,651,751
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	2,975	2,363,699
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,689	1,429,344
2.80%, 08/15/29 (Call 05/15/29)	2,067	1,822,315
Rohm & Haas Co., 7.85%, 07/15/29	2,898	3,203,220
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)(a)	2,143	1,720,272
4.55%, 03/01/29 (Call 12/01/28)(a)	2,270	2,128,711
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	4,496	4,331,716
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	2,935	2,326,943
2.30%, 05/15/30 (Call 02/15/30)	3,049	2,546,143
2.95%, 08/15/29 (Call 05/15/29)	4,593	4,046,216
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,555	2,402,002
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	2,203	1,904,945

Security	Par (000)	Value

Chemicals (continued)
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	$4,327	$3,619,783
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	3,455	3,697,896

		193,522,245

Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30 (Call 08/15/30)(b)	1,000	771,878

Coal — 0.0%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,842	2,527,688

Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd.,
3.00%, 02/16/31 (Call 08/18/30)(b)	1,395	1,057,529
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,409,072
4.38%, 07/03/29(a)(b)	3,095	2,464,559
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	4,095	3,203,250
4.25%, 11/01/29 (Call 11/01/24)(b)	3,735	3,351,511
5.50%, 08/11/32 (Call 05/11/32)(b)	4,294	4,092,587
5.55%, 05/30/33 (Call 02/28/33)(b)	2,610	2,502,821
5.95%, 10/15/33 (Call 07/15/33)(b)	1,160	1,138,232
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)(a)	5,558	4,424,917
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	3,830	3,382,063
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	2,550	2,384,604
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	5,657	4,683,860
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	2,835	2,610,056
4.85%, 09/26/28(b)	4,338	4,262,779
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	827	688,239
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,630	4,412,363
3.10%, 05/15/30 (Call 02/15/30)(a)	3,495	2,988,373
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	5,920	5,778,218
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,871	3,268,647
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	2,915	2,766,459
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	5,526	4,668,062
2.90%, 11/15/31 (Call 08/15/31)(a)	4,388	3,595,293
3.20%, 08/15/29 (Call 05/15/29)	6,773	5,896,095
5.30%, 08/15/29 (Call 06/15/29)	2,795	2,728,050
5.40%, 08/15/32 (Call 05/15/32)(a)	4,305	4,220,645
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)(a)	560	553,910
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	3,196	2,570,501
4.25%, 02/01/29 (Call 11/01/28)(a)	2,437	2,346,688
4.25%, 08/08/32 (Call 05/08/32)(a)	2,970	2,791,697
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	5,693	4,783,021
2.85%, 10/01/29 (Call 07/01/29)	8,131	7,188,241

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.40%, 06/01/32 (Call 03/01/32)(a)	$5,875	$5,613,895
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	960	813,571
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	922	729,348
2.90%, 10/01/30 (Call 07/01/30)	3,766	3,175,841
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,308	3,784,323
4.00%, 03/18/29 (Call 12/18/28)(a)	5,380	5,110,067
4.75%, 05/20/32 (Call 02/20/32)(a)	2,880	2,779,422
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,305	2,599,869
2.50%, 12/01/29 (Call 09/01/29)(a)	2,960	2,573,829
2.70%, 03/01/29 (Call 01/01/29)(a)	7,075	6,323,824
2.90%, 03/01/32 (Call 12/01/31)(a)	6,405	5,485,738
4.25%, 05/01/29 (Call 02/01/29)	5,265	5,068,559
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	3,328	2,731,411
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,053	4,114,416
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	4,798	3,692,389
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	1,905	1,480,209
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	8,405	8,352,453
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	3,628	3,454,084
5.75%, 04/01/33 (Call 01/01/33)(a)	1,860	1,899,901
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,301	1,069,944

		173,065,435

Computers — 1.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	4,063	3,343,178
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	6,911	5,559,598
1.65%, 05/11/30 (Call 02/11/30)	12,027	10,039,780
1.65%, 02/08/31 (Call 11/08/30)	15,007	12,297,027
1.70%, 08/05/31 (Call 05/05/31)	5,371	4,370,701
2.20%, 09/11/29 (Call 06/11/29)(a)	9,834	8,618,333
3.25%, 08/08/29 (Call 06/08/29)	5,585	5,197,816
3.35%, 08/08/32 (Call 05/08/32)(a)	8,225	7,545,984
4.15%, 05/10/30 (Call 03/10/30)(a)	3,430	3,353,659
4.30%, 05/10/33(a)	5,220	5,123,892
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (Call 07/01/24)(b)	1,220	1,094,905
5.95%, 08/04/33	3,000	3,034,260
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	2,492	1,936,830
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	10,234	10,104,266
5.75%, 02/01/33 (Call 11/01/32)(a)	5,740	5,733,114
6.20%, 07/15/30 (Call 04/15/30)	4,420	4,548,648
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)(a)	3,701	3,050,798
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	3,055	2,404,388
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	5,745	4,655,236
4.00%, 04/15/29 (Call 02/15/29)(a)	5,715	5,333,645
4.20%, 04/15/32 (Call 01/15/32)	3,285	2,933,283
5.50%, 01/15/33 (Call 10/15/32)(a)	5,295	5,140,375

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	$7,936	$6,544,590
2.72%, 02/09/32 (Call 11/09/31)(a)	2,485	2,110,278
3.50%, 05/15/29	17,986	16,592,889
4.40%, 07/27/32 (Call 04/27/32)(a)	5,195	4,955,791
4.75%, 02/06/33 (Call 11/06/32)(a)	3,675	3,584,590
5.88%, 11/29/32(a)	2,590	2,749,415
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(a)	2,549	2,130,774
3.15%, 10/15/31 (Call 07/15/31)(a)	4,121	3,201,021
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,390	3,476,824
4.38%, 05/15/30 (Call 02/15/30)	3,467	3,195,926
5.75%, 03/15/33 (Call 12/15/32)(a)	4,725	4,695,406
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,615	3,851,980
6.54%, 07/27/32 (Call 04/27/32)(a)(b)	3,140	3,162,087
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	4,343	3,621,281
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	3,034	2,503,545
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	225	181,503
3.10%, 02/01/32 (Call 11/01/31)(a)	1,650	1,232,406

		183,210,022

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)(a)	2,970	2,686,425
4.60%, 03/01/33 (Call 12/01/32)(a)	2,828	2,829,104
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	3,288	2,653,407
2.38%, 12/01/29 (Call 09/01/29)	3,625	3,107,182
2.60%, 04/15/30 (Call 01/15/30)	3,847	3,319,819
4.65%, 05/15/33 (Call 02/15/33)(a)	3,470	3,360,898
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/29 (Call 01/24/29)	6,035	5,516,868
3.63%, 03/24/32 (Call 12/24/31)	11,065	9,829,423
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)(b)	8,040	7,995,348
5.00%, 03/22/30 (Call 01/22/30)(b)	5,590	5,594,332
Procter & Gamble Co. (The)
1.20%, 10/29/30	6,918	5,529,488
1.95%, 04/23/31	5,533	4,641,055
2.30%, 02/01/32(a)	4,435	3,790,674
3.00%, 03/25/30	8,306	7,589,521
4.05%, 01/26/33(a)	4,400	4,274,828
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,720	2,165,127
1.75%, 08/12/31 (Call 05/12/31)	5,832	4,665,495
2.13%, 09/06/29 (Call 06/06/29)(a)	4,682	4,073,412
5.90%, 11/15/32(a)	4,340	4,714,239

		88,336,645

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	3,758	3,252,608
4.50%, 10/24/28 (Call 07/24/28)(b)	3,796	3,603,873
4.65%, 04/20/32 (Call 01/20/32)(b)	3,675	3,429,474
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(b)	3,395	3,370,641

		13,656,596

178	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	$19,999	$17,330,377
3.30%, 01/30/32 (Call 10/30/31)	21,615	17,565,133
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)(a)	2,264	1,911,601
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	4,105	3,284,792
3.00%, 02/01/30 (Call 11/01/29)	3,515	2,952,947
3.13%, 12/01/30 (Call 09/01/30)	3,970	3,308,692
3.25%, 10/01/29 (Call 07/01/29)(a)	2,786	2,428,481
4.63%, 10/01/28 (Call 07/01/28)	2,729	2,571,069
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	2,164	1,745,692
8.00%, 11/01/31 (a)	14,436	14,946,683
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	6,072	5,768,259
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)(c)	6,775	6,283,565
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(c)	3,995	3,788,480
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	6,880	6,610,772
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	535	527,123
Ameriprise Financial Inc.
4.50%, 05/13/32 (Call 02/13/32)(a)	3,175	3,003,615
5.15%, 05/15/33 (Call 02/15/33)	3,460	3,385,219
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	2,630	2,198,403
Aviation Capital Group LLC, 6.38%, 07/15/30 (Call 05/15/30)(b)	2,251	2,231,703
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	3,575	2,660,698
2.00%, 01/30/32 (Call 10/30/31)(b)	5,280	3,956,311
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	3,351	2,749,088
2.55%, 03/30/32 (Call 12/30/31)(b)	1,580	1,226,104
6.20%, 04/22/33 (Call 01/22/33)(b)	4,930	5,072,594
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,659	3,597,701
4.38%, 02/15/32 (Call 11/15/31)(b)	1,490	1,193,090
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(b)	4,255	3,580,142
3.00%, 09/11/29 (Call 06/11/29)(b)	3,764	3,285,847
BOC Aviation USA Corp., 4.88%, 05/03/33(a)(b)	2,965	2,824,672
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)(a)	3,263	3,271,026
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	4,345	3,362,423
2.72%, 04/15/31 (Call 01/15/31)(a)	4,030	3,286,142
4.35%, 04/15/30 (Call 01/15/30)	4,182	3,857,971
4.85%, 03/29/29 (Call 12/29/28)	5,524	5,284,186
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(c)	6,076	4,334,326
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(c)	4,022	3,063,719
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	7,185	6,166,180
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(c)	5,320	5,060,848

Security	Par (000)	Value

Diversified Financial Services (continued)
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(c)	$6,150	$5,718,002
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(c)	6,850	6,506,754
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(c)	6,565	6,484,749
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	3,124	2,456,948
3.00%, 03/16/32 (Call 12/16/31)(a)	2,240	1,891,731
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,210	3,222,489
1.95%, 12/01/31 (Call 09/01/31)(a)	4,778	3,664,105
2.30%, 05/13/31 (Call 02/13/31)(a)	4,345	3,489,458
2.75%, 10/01/29 (Call 07/01/29)(a)	2,601	2,237,004
2.90%, 03/03/32 (Call 12/03/31)(a)	5,568	4,599,521
3.25%, 05/22/29 (Call 02/22/29)	3,647	3,245,665
4.00%, 02/01/29 (Call 11/01/28)(a)	3,192	3,001,367
4.63%, 03/22/30 (Call 12/22/29)(a)	3,541	3,441,372
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(c)	7,935	7,941,177
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	3,935	4,002,285
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)(a)	5,375	4,146,149
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	5,127	4,299,390
Credit Suisse USA Inc., 7.13%, 07/15/32	4,780	5,333,719
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	4,505	4,483,640
FMR LLC
4.95%, 02/01/33(b)	350	328,136
7.57%, 06/15/29(b)	1,310	1,422,454
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	5,109	4,005,178
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)(b)	1,000	851,083
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	5,736	4,471,108
4.15%, 01/23/30(a)	6,282	5,657,548
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)(a)	2,935	2,247,488
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)(a)	2,747	2,577,592
4.50%, 09/19/28 (Call 06/19/28)(a)	2,801	2,659,126
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	510	453,356
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	792	695,773
LSEGA Financing PLC, 2.50%, 04/06/31 (Call 01/06/31)(b)	7,245	5,993,875
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	3,435	2,818,332
2.00%, 11/18/31 (Call 08/18/31)	4,040	3,279,066
2.95%, 06/01/29 (Call 03/01/29)	5,553	5,029,238
3.35%, 03/26/30 (Call 12/26/29)	8,126	7,465,316
4.85%, 03/09/33 (Call 12/09/32)	4,125	4,143,223
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(b)	415	374,196
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	3,230	3,184,462
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	4,108	3,216,239
Nomura Holdings Inc. 2.61%, 07/14/31	5,770	4,532,961

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.68%, 07/16/30	$5,704	$4,624,408
2.71%, 01/22/29	2,710	2,298,305
3.00%, 01/22/32(a)	4,300	3,439,303
3.10%, 01/16/30(a)	8,218	6,967,238
5.61%, 07/06/29(a)	3,240	3,180,190
6.09%, 07/12/33(a)	3,850	3,855,987
6.18%, 01/18/33(a)	4,300	4,362,281
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	5,575	5,241,297
ORIX Corp.
2.25%, 03/09/31(a)	3,305	2,694,657
4.00%, 04/13/32(a)	3,065	2,797,742
5.20%, 09/13/32(a)	2,545	2,540,873
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,151	3,675,163
6.15%, 12/06/28(a)(b)	2,157	2,177,694
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	3,144	3,042,317
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,593	2,256,902
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	3,789	2,816,717
5.15%, 03/19/29 (Call 12/19/28)	3,240	2,971,625
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	1,476	1,217,734
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5,495	4,271,485
2.05%, 04/15/30 (Call 01/15/30)	8,603	7,300,159
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	1,860	1,461,687

		388,440,713

Electric — 7.4%
Abu Dhabi National Energy Co. PJSC
4.38%, 01/24/29(b)	365	354,050
4.70%, 04/24/33(a)(b)	7,265	7,110,619
4.88%, 04/23/30(a)(b)	5,694	5,695,594
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,035	719,538
3.95%, 02/12/30(b)	4,664	3,425,932
AEP Texas Inc.
4.70%, 05/15/32 (Call 02/15/32)(a)	3,305	3,130,617
5.40%, 06/01/33 (Call 03/01/33)(a)	1,531	1,513,720
Series E, 6.65%, 02/15/33(a)	595	631,766
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	3,520	2,853,965
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	8,918	7,081,165
3.95%, 07/15/30 (Call 04/15/30)(b)	3,631	3,227,423
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	6,318	5,463,632
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,480	2,986,175
3.94%, 09/01/32 (Call 03/01/32)(a)	3,239	2,946,663
5.70%, 02/15/33	50	50,284
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,515	2,758,891
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(a)(b)	990	854,097
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	4,782	4,221,007
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,504	1,953,326
3.85%, 09/01/32 (Call 06/01/32)(a)	2,625	2,372,093
4.95%, 06/01/33(a)	2,605	2,551,396

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	$2,488	$2,049,646
5.63%, 03/01/33 (Call 12/01/32)	5,797	5,805,877
5.95%, 11/01/32 (Call 08/01/32)(a)	3,580	3,680,630
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,471	3,307,113
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)(b)	3,745	3,066,912
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)(a)	3,175	2,946,112
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	3,070	2,546,922
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,725	1,339,280
2.60%, 08/15/29 (Call 05/15/29)(a)	2,634	2,280,992
5.55%, 08/01/33	2,125	2,126,901
6.35%, 12/15/32 (Call 09/15/32)(a)	1,680	1,768,938
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	2,323	1,901,133
4.00%, 10/15/28 (Call 07/15/28)	2,282	2,164,855
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	6,269	5,689,731
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	3,333	2,727,598
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	4,435	3,432,271
3.70%, 07/15/30 (Call 04/15/30)	6,027	5,490,875
8.48%, 09/15/28(a)	695	800,864
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	2,289	1,872,998
3.05%, 10/15/29 (Call 07/15/29)	2,622	2,258,515
4.35%, 05/01/33 (Call 02/01/33)	350	309,715
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	4,760	4,680,001
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,975	1,637,144
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	1,554	1,327,153
Series ai., 4.45%, 10/01/32 (Call 07/01/32)(a)	3,078	2,918,166
Series K2, 6.95%, 03/15/33	105	117,549
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	2,597	2,129,566
2.95%, 03/01/30 (Call 12/01/29)	2,778	2,391,341
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	1,865	1,579,883
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(a)(b)	2,353	2,206,755
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(c)	1,929	1,452,817
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(c)	2,158	1,884,842
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,685	2,300,062
3.15%, 01/19/32 (Call 10/19/31)(b)	2,170	1,802,440
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,735	4,548,310
4.69%, 05/15/29 (Call 03/15/29)(b)	7,190	6,516,072
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,197	1,839,123
3.15%, 03/15/32 (Call 12/15/31)	1,520	1,310,828
4.90%, 02/01/33 (Call 11/01/32)(a)	820	804,875
Connecticut Light & Power Co. (The)
4.90%, 07/01/33(a)	1,665	1,640,645
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,576	2,075,459

180	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	$4,011	$3,325,236
5.20%, 03/01/33 (Call 12/01/32)(a)	2,650	2,646,206
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	5,880	5,302,085
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	985	940,392
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)(a)	3,580	3,646,866
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)(a)	1,380	1,236,071
3.80%, 11/15/28 (Call 08/15/28)(a)	1,603	1,509,626
4.63%, 05/15/33 (Call 11/15/32)(a)	3,365	3,262,639
4.90%, 02/15/29 (Call 12/15/28)(a)	1,345	1,335,524
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)(a)	2,100	1,941,262
5.38%, 11/15/32 (Call 08/15/32)(a)	5,875	5,783,983
Series C, 2.25%, 08/15/31 (Call 05/15/31)	7,393	5,888,616
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	9,358	8,251,755
Series E, 6.30%, 03/15/33(a)	580	606,261
Series F, 5.25%, 08/01/33	150	144,643
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	710	713,768
6.63%, 02/01/32	420	457,601
Series A, 2.30%, 12/01/31 (Call 09/01/31)	1,640	1,317,133
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,464	2,939,954
5.20%, 04/01/33 (Call 01/01/33)	3,825	3,839,274
Series A, 3.00%, 03/01/32 (Call 12/01/31)(a)	3,760	3,210,552
Series C, 2.63%, 03/01/31 (Call 12/01/30)	1,280	1,088,887
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)	1,987	1,708,215
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,767	2,480,727
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,428	2,092,144
2.45%, 02/01/30 (Call 11/01/29)(a)	2,869	2,463,011
2.55%, 04/15/31 (Call 01/15/31)(a)	3,189	2,699,619
2.85%, 03/15/32 (Call 12/15/31)	2,835	2,392,280
3.95%, 11/15/28 (Call 08/15/28)	4,095	3,899,508
4.95%, 01/15/33 (Call 10/15/32)	6,360	6,264,719
6.45%, 10/15/32(a)	2,100	2,246,964
Series A, 6.00%, 12/01/28	1,591	1,650,476
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	4,756	3,956,171
2.55%, 06/15/31 (Call 03/15/31)	5,538	4,523,287
3.40%, 06/15/29 (Call 03/15/29)	3,217	2,908,883
4.50%, 08/15/32 (Call 05/15/32)	6,507	6,055,063
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	2,911	2,344,904
2.40%, 12/15/31 (Call 09/15/31)	3,730	3,044,100
2.50%, 12/01/29 (Call 09/01/29)	4,413	3,805,759
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,335	1,921,891
3.65%, 02/01/29 (Call 11/01/28)(a)	2,231	2,080,074
5.25%, 04/01/33 (Call 01/01/33)(a)	2,205	2,210,314
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,690	2,937,643
3.40%, 04/01/32 (Call 01/01/32)(a)	2,660	2,338,632
3.45%, 03/15/29 (Call 12/15/28)	3,737	3,432,865
3.70%, 09/01/28 (Call 06/01/28)(a)	2,518	2,371,741
5.25%, 03/15/33 (Call 12/15/32)(a)	1,940	1,941,461

Security	Par (000)	Value

Electric (continued)
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	$2,560	$2,040,236
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	2,229	1,719,877
Edison International
5.25%, 11/15/28 (Call 10/15/28)	1,725	1,684,087
6.95%, 11/15/29 (Call 09/15/29)(a)	3,272	3,449,288
Electricite de France SA
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	10,606	10,089,411
6.25%, 05/23/33(b)	5,760	5,926,813
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)(a)	2,275	1,813,165
Enel Finance International NV
2.25%, 07/12/31 (Call 04/12/31)(b)	5,345	4,155,573
4.88%, 06/14/29(b)	2,950	2,820,496
5.00%, 06/15/32 (Call 03/15/32)(b)	5,429	5,076,663
7.50%, 10/14/32 (Call 07/14/32)(b)	6,715	7,385,903
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)(b)	2,436	2,053,838
Entergy Arkansas LLC
5.15%, 01/15/33 (Call 10/15/32)(a)	2,235	2,215,067
5.30%, 09/15/33	600	598,741
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)(a)	4,008	3,199,356
2.80%, 06/15/30 (Call 03/15/30)	3,657	3,083,647
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	2,093	1,620,634
2.35%, 06/15/32 (Call 03/15/32)	3,025	2,406,704
3.05%, 06/01/31 (Call 03/01/31)(a)	1,085	931,045
4.00%, 03/15/33 (Call 12/15/32)	4,285	3,844,568
Entergy Mississippi LLC, 5.00%, 09/01/33(a)	540	523,077
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	4,353	3,408,876
4.00%, 03/30/29 (Call 12/30/28)	1,698	1,590,100
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	4,781	4,159,620
Evergy Metro Inc.
4.95%, 04/15/33 (Call 01/15/33)	1,385	1,347,347
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,481	2,054,182
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(a)(b)	1,794	1,543,040
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,995	1,639,189
3.38%, 03/01/32 (Call 12/01/31)	3,695	3,163,393
5.13%, 05/15/33	4,320	4,179,997
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,110	2,004,949
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,663	2,095,093
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	3,427	2,944,475
4.05%, 04/15/30 (Call 01/15/30)	7,113	6,572,368
5.30%, 03/15/33 (Call 12/15/32)(a)	5,180	5,114,309
7.60%, 04/01/32	1,825	2,045,141
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	1,523	1,336,700
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	7,544	6,254,851
4.63%, 05/15/30 (Call 03/15/30)(a)	2,930	2,872,733
4.80%, 05/15/33 (Call 02/15/33)(a)	2,295	2,241,932
5.10%, 04/01/33 (Call 01/01/33)(a)	4,300	4,300,028
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)(a)	4,365	4,167,472
4.95%, 05/17/33(a)	4,985	4,823,454

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	$3,768	$3,246,833
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(b)	1,330	1,336,954
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)(a)	1,456	1,194,247
3.60%, 04/01/29 (Call 01/01/29)(a)	2,480	2,280,159
4.10%, 09/26/28 (Call 06/26/28)	3,638	3,463,360
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(a)	2,441	2,196,819
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	4,450	3,803,355
5.40%, 06/01/33(b)	2,205	2,166,422
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	2,309	1,879,995
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)(a)	2,110	2,131,227
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	5,326	4,233,391
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)(a)	2,175	2,199,322
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(a)(b)	1,670	1,287,640
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(a)(b)	3,165	2,996,535
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	7,749	7,220,941
6.75%, 12/30/31(a)	1,010	1,109,700
Minejesa Capital BV, 4.63%, 08/10/30(b)	5,340	4,819,143
Narragansett Electric Co. (The), 3.40%, 04/09/30 (Call 01/09/30)(b)	3,229	2,862,095
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	5,914	5,925,605
National Grid USA, 8.00%, 11/15/30	15	16,421
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	3,015	2,280,830
1.65%, 06/15/31 (Call 03/15/31)(a)	1,900	1,457,032
2.40%, 03/15/30 (Call 12/15/29)(a)	3,144	2,650,484
2.75%, 04/15/32 (Call 01/15/32)	3,065	2,511,840
3.70%, 03/15/29 (Call 12/15/28)(a)	2,653	2,459,364
3.90%, 11/01/28 (Call 08/01/28)	2,132	2,011,668
4.02%, 11/01/32 (Call 05/01/32)(a)	2,260	2,045,386
4.15%, 12/15/32 (Call 09/15/32)(a)	2,190	2,000,811
5.80%, 01/15/33 (Call 07/15/32)	3,920	4,046,201
Series C, 8.00%, 03/01/32	3,830	4,434,255
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,266	2,100,760
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,421	2,024,528
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	2,980	2,288,742
5.85%, 08/15/33 (Call 05/15/33)(b)	100	101,808
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	11,289	9,279,718
2.44%, 01/15/32 (Call 10/15/31)	4,808	3,847,584
2.75%, 11/01/29 (Call 08/01/29)(a)	5,446	4,706,550
3.50%, 04/01/29 (Call 01/01/29)	2,955	2,694,869
5.00%, 02/28/30 (Call 12/28/29)(a)	3,494	3,426,080
5.00%, 07/15/32 (Call 04/15/32)(a)	6,395	6,179,061
5.05%, 02/28/33 (Call 11/28/32)(a)	5,805	5,618,346
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)(c)	2,926	2,711,877

Security	Par (000)	Value

Electric (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	$5,944	$4,721,292
2.76%, 01/10/32 (Call 10/10/31)(b)	955	772,179
4.28%, 12/15/28 (Call 09/15/28)(b)	1,275	1,196,586
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	3,870	3,202,177
NRG Energy Inc.
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	3,072	2,728,558
7.00%, 03/15/33 (Call 12/15/32)(b)	3,980	3,956,830
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	1,729	1,364,341
3.25%, 05/15/29 (Call 02/15/29)(a)	3,647	3,341,240
3.95%, 04/01/30 (Call 01/01/30)	2,298	2,141,222
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	145	147,956
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(a)(b)	1,470	1,454,126
Ohio Power Co.
5.00%, 06/01/33(a)	905	881,951
Series D, 6.60%, 03/01/33(a)	320	343,485
Series G, 6.60%, 02/15/33(a)	240	254,600
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	1,975	1,672,308
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	2,275	1,782,519
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,055	1,815,232
3.30%, 03/15/30 (Call 09/15/29)(a)	1,724	1,532,078
5.40%, 01/15/33 (Call 07/15/32)	2,130	2,130,155
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	2,864	2,473,702
3.70%, 11/15/28 (Call 08/15/28)	2,355	2,220,135
4.15%, 06/01/32 (Call 03/01/32)(a)	3,015	2,808,751
4.55%, 09/15/32 (Call 06/15/32)	3,871	3,687,272
7.00%, 05/01/32	2,440	2,726,196
7.25%, 01/15/33(a)	1,180	1,347,735
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	11,015	8,595,600
3.25%, 06/01/31 (Call 03/01/31)	5,699	4,620,156
4.20%, 03/01/29 (Call 01/01/29)(a)	2,245	2,018,774
4.40%, 03/01/32 (Call 12/01/31)	2,510	2,160,104
4.55%, 07/01/30 (Call 01/01/30)(a)	17,652	15,873,793
5.90%, 06/15/32 (Call 03/15/32)	3,445	3,297,542
6.10%, 01/15/29	2,030	2,006,160
6.15%, 01/15/33 (Call 10/15/32)	3,973	3,869,078
6.40%, 06/15/33(a)	7,505	7,402,624
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	2,099	1,752,739
3.50%, 06/15/29 (Call 03/15/29)(a)	1,651	1,491,819
7.70%, 11/15/31(a)	690	781,067
PECO Energy Co., 4.90%, 06/15/33(a)	3,095	3,042,344
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	1,965	1,788,138
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(b)	3,982	3,602,516
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	4,348	3,675,673
3.38%, 02/05/30(b)	3,280	2,846,749
5.38%, 01/25/29(b)	2,920	2,876,462
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	1,290	1,185,510
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	5,605	5,546,220

182	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Progress Energy Inc.
7.00%, 10/30/31(a)	$2,390	$2,583,592
7.75%, 03/01/31(a)	3,507	3,933,591
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	3,086	2,435,177
4.10%, 06/01/32 (Call 03/01/32)(a)	1,465	1,346,189
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	1,997	1,585,913
Public Service Co. of New Hampshire, Series V,
2.20%, 06/15/31 (Call 03/15/31)	1,050	857,085
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)(a)	3,740	3,670,042
Series J, 2.20%, 08/15/31 (Call 05/15/31)	2,565	2,046,778
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	3,543	2,830,741
2.45%, 01/15/30 (Call 10/15/29)(a)	1,838	1,573,792
3.10%, 03/15/32 (Call 12/15/31)	1,790	1,553,196
3.20%, 05/15/29 (Call 02/15/29)(a)	2,138	1,941,280
4.65%, 03/15/33 (Call 12/15/32)(a)	2,215	2,146,689
4.90%, 12/15/32 (Call 09/15/32)	2,317	2,288,622
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	3,410	2,685,287
2.45%, 11/15/31 (Call 08/15/31)	4,245	3,414,577
Puget Energy Inc.
4.10%, 06/15/30 (Call 03/15/30)	2,537	2,269,116
4.22%, 03/15/32 (Call 12/15/31)	2,275	2,004,621
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	4,433	3,529,298
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	2,668	2,271,841
Sempra Energy
3.70%, 04/01/29 (Call 02/01/29)	2,620	2,391,962
5.50%, 08/01/33 (Call 05/01/33)(a)	2,660	2,635,725
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(a)(b)	1,780	1,528,460
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	3,218	2,673,110
2.75%, 02/01/32 (Call 11/01/31)(a)	2,200	1,818,418
2.85%, 08/01/29 (Call 05/01/29)(a)	2,866	2,521,427
5.95%, 11/01/32 (Call 08/01/32)	3,870	4,011,248
6.65%, 04/01/29	2,612	2,714,391
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,981	2,827,082
Series G, 2.50%, 06/01/31 (Call 03/01/31)	3,138	2,580,617
Southern California Gas Co., 5.20%, 06/01/33	2,565	2,518,801
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)	3,880	3,774,018
5.70%, 10/15/32 (Call 04/15/32)	3,115	3,162,523
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,823	5,269,657
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	2,205	2,158,487
Series M, 4.10%, 09/15/28 (Call 06/15/28)	3,026	2,866,702
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	4,015	3,712,518
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	2,161	1,762,640
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,285	1,182,934
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,084	2,407,035
3.25%, 05/15/32 (Call 02/15/32)(a)	1,306	1,121,199
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,910	2,302,183
2.95%, 03/15/30 (Call 12/15/29)	877	769,287

Security	Par (000)	Value

Electric (continued)
3.50%, 03/15/29 (Call 12/15/28)	$2,153	$1,979,343
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	3,078	2,476,805
2.40%, 03/30/32 (Call 12/30/31)(a)	3,155	2,542,355
5.00%, 04/01/33 (Call 01/01/33)(a)	5,087	4,947,363
Series A, 2.88%, 07/15/29 (Call 04/15/29)	3,053	2,707,647
Virginia Electric and Power Co., 5.30%, 08/15/33	2,740	2,715,352
Vistra Operations Co. LLC, 4.30%, 07/15/29 (Call 04/15/29)(b)	4,892	4,339,414
WEC Energy Group Inc.
1.80%, 10/15/30 (Call 07/15/30)	1,944	1,523,980
2.20%, 12/15/28 (Call 10/15/28)(a)	3,640	3,146,569
Wisconsin Electric Power Co.
4.75%, 09/30/32 (Call 06/30/32)(a)	4,120	4,025,067
5.63%, 05/15/33(a)	445	455,917
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	2,876	2,786,397
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	2,725	2,143,260
3.00%, 07/01/29 (Call 04/01/29)	908	810,538
3.95%, 09/01/32 (Call 06/01/32)	3,157	2,874,736
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,660	1,308,900
2.60%, 12/01/29 (Call 06/01/29)	2,895	2,478,879
3.40%, 06/01/30 (Call 12/01/29)(a)	3,763	3,335,612
4.60%, 06/01/32 (Call 12/01/31)	3,315	3,095,616
5.45%, 08/15/33 (Call 02/15/33)	2,100	2,066,540

		848,110,878

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	2,836	2,270,800
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)(a)	2,955	2,432,791
2.00%, 12/21/28 (Call 10/21/28)	5,400	4,690,386
2.20%, 12/21/31 (Call 09/21/31)(a)	5,934	4,880,900
6.00%, 08/15/32(a)	55	58,040

		14,332,917

Electronics — 0.7%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	2,746	2,248,097
2.30%, 03/12/31 (Call 12/12/30)(a)	4,806	3,934,191
2.75%, 09/15/29 (Call 06/15/29)(a)	2,876	2,511,000
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,644	2,359,268
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	3,455	3,366,096
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,010	3,242,120
2.80%, 02/15/30 (Call 11/15/29)	5,181	4,514,031
4.35%, 06/01/29 (Call 03/01/29)(a)	2,964	2,853,511
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	2,990	2,399,826
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,846	1,473,331
5.50%, 06/01/32 (Call 03/01/32)(a)	1,685	1,596,629
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)(a)	3,766	3,600,017
4.88%, 05/12/30 (Call 02/12/30)	3,770	3,612,203
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	7,926	6,302,158

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
1.95%, 06/01/30 (Call 03/01/30)	$6,037	$5,029,487
2.70%, 08/15/29 (Call 05/15/29)	3,306	2,942,844
4.25%, 01/15/29 (Call 12/15/28)	635	616,962
5.00%, 02/15/33 (Call 11/15/32)	6,157	6,206,006
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	1,691	1,384,300
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	3,320	2,773,575
3.60%, 01/15/30 (Call 10/15/29)(a)	2,797	2,501,402
5.45%, 02/01/29 (Call 01/01/29)(a)	1,735	1,716,135
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	3,139	2,748,516
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	3,331	2,561,986
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	4,625	4,670,007
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)	2,721	2,267,704
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)(a)	3,325	2,635,034

		82,066,436

Engineering & Construction — 0.1%
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	5,820	5,205,295
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	1,040	1,028,962
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(a)(b)	2,340	2,143,648
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	335	263,802
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	5,439	5,124,328

		13,766,035

Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(b)	2,575	2,057,757
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)(a)	8,770	8,064,860
4.28%, 03/15/32 (Call 12/15/31)	25,635	22,621,337

		32,743,954

Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	4,567	3,534,483
1.75%, 02/15/32 (Call 11/15/31)(a)	2,724	2,107,722
2.30%, 03/01/30 (Call 12/01/29)	4,648	3,935,106
2.38%, 03/15/33 (Call 12/15/32)(a)	3,610	2,870,761
4.88%, 04/01/29 (Call 03/01/29)	785	774,471
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	3,417	2,732,604
2.60%, 02/01/30 (Call 11/01/29)	3,490	3,002,715
3.20%, 06/01/32 (Call 03/01/32)	2,842	2,442,832
3.50%, 05/01/29 (Call 02/01/29)(a)	2,774	2,556,026
4.20%, 01/15/33 (Call 10/15/32)	4,105	3,791,393
4.25%, 12/01/28 (Call 09/01/28)	3,337	3,207,881
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	5,271	4,108,521
2.00%, 06/01/29 (Call 04/01/29)	2,090	1,770,563
4.15%, 04/15/32 (Call 01/15/32)(a)	5,760	5,402,539
4.63%, 02/15/30 (Call 12/15/29)(a)	3,395	3,318,393
4.63%, 02/15/33 (Call 11/15/32)(a)	2,865	2,755,243
4.88%, 02/15/29	4,150	4,117,533

		52,428,786

Security	Par (000)	Value

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	$4,520	$4,833,302
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	3,060	2,551,231
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	810	682,446
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,420	2,818,160
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	3,300	3,212,464
7.00%, 10/01/28(a)	3,952	4,208,966
8.25%, 09/15/30(a)	2,700	3,063,099
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	2,745	2,223,055
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	2,978	2,406,079
2.88%, 04/15/30 (Call 01/15/30)	4,540	3,966,705
4.95%, 03/29/33 (Call 12/29/32)(a)	4,895	4,774,916
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)(a)	2,343	1,920,947
2.45%, 11/15/29 (Call 08/15/29)(a)	1,582	1,383,466
4.50%, 05/04/33(a)	1,225	1,197,624
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	5,893	4,872,311
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	3,535	3,028,707
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29	4,128	3,541,855
3.00%, 05/15/32(a)	6,265	4,947,430
3.63%, 01/15/32(a)	9,320	7,648,755
3.75%, 12/01/31(a)	3,585	2,980,218
5.50%, 01/15/30(a)	6,957	6,736,077
5.75%, 04/01/33(a)	7,385	7,028,558
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,920	2,312,972
2.38%, 03/15/30 (Call 12/15/29)	3,054	2,571,755
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	3,268	2,677,452
5.25%, 03/01/33 (Call 12/01/32)(a)	1,875	1,852,824
Series B, 7.45%, 04/01/31(a)	4,343	4,898,043
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	4,230	3,875,001
4.25%, 03/01/31 (Call 12/01/30)	1,364	1,277,667
4.63%, 01/30/29 (Call 10/30/28)(a)	2,130	2,082,005
6.75%, 03/15/32(a)	2,607	2,838,232
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	4,345	3,375,534
2.20%, 05/01/30 (Call 02/01/30)	2,627	2,159,482
4.50%, 01/15/29 (Call 10/15/28)(a)	3,385	3,272,399
7.50%, 04/01/31(a)	785	882,038
8.00%, 09/15/29(a)	1,853	2,103,728
Series B, 7.70%, 06/01/29(a)	1,515	1,685,095
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	2,415	1,827,711
3.20%, 04/01/30 (Call 01/01/30)(b)	3,567	3,217,698
4.65%, 04/20/31 (Call 02/20/31)(a)(b)	2,840	2,779,127
4.75%, 04/20/33 (Call 01/20/33)(a)(b)	6,180	6,066,954
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	2,845	2,239,272
2.50%, 04/15/30 (Call 01/15/30)(a)	3,104	2,619,394
4.95%, 04/15/33(a)	2,870	2,780,173

184	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	$2,922	$2,267,215
1.88%, 10/15/32 (Call 07/15/32)(a)	3,360	2,604,038
2.75%, 04/13/30 (Call 01/13/30)	4,331	3,743,676
3.00%, 03/17/32 (Call 12/17/31)(a)	4,495	3,844,998
6.50%, 11/01/31(a)	1,000	1,073,651
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	6,265	4,956,175
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,890	4,192,088
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,650	3,768,453
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	5,656	5,381,877
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	3,265	3,180,116
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	5,915	5,769,232
4.85%, 03/14/33 (Call 12/14/32)(b)	4,775	4,782,913
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	2,910	2,930,984
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	2,808	2,069,560
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	2,809	2,207,161
5.20%, 04/01/29 (Call 01/01/29)(b)	2,223	2,063,241
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,887	2,439,177
2.45%, 12/14/31 (Call 09/14/31)	2,972	2,406,275
5.95%, 04/01/30 (Call 01/01/30)(a)	5,466	5,660,947
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	6,225	5,890,652

		210,653,356

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,677	1,486,403
4.25%, 04/30/29 (Call 01/30/29)(b)	2,787	2,538,585
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(b)	6,318	5,310,432
7.75%, 11/15/29	2,636	2,959,856
8.88%, 05/15/31	771	939,468
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	2,785	2,265,872
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	1,625	1,446,012
6.13%, 06/23/33(b)	245	245,367
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	3,124	2,667,046
3.13%, 01/15/32 (Call 10/15/31)(a)	5,725	4,523,057
3.75%, 01/15/31 (Call 10/15/30)	6,754	5,717,781
5.00%, 01/15/30 (Call 10/15/29)	5,615	5,223,169
6.00%, 01/15/29 (Call 10/15/28)	8,404	8,334,030

		43,657,078

Gas — 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	3,151	2,458,098
2.63%, 09/15/29 (Call 06/15/29)(a)	2,436	2,144,558
5.45%, 10/15/32 (Call 07/15/32)(a)	1,210	1,237,913
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	2,773	2,389,533
3.76%, 03/16/32 (Call 12/16/31)(b)	2,365	2,050,933
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	3,046	2,793,142
4.87%, 08/05/32 (Call 05/05/32)(b)	2,315	2,127,623
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	2,455	1,947,768
4.40%, 07/01/32 (Call 04/01/32)(a)	2,915	2,721,258

Security	Par (000)	Value

Gas (continued)
5.40%, 03/01/33 (Call 12/01/32)(a)	$3,475	$3,476,266
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,526	2,019,544
ENN Energy Holdings Ltd., 2.63%, 09/17/30(b)	3,204	2,656,518
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,115	1,950,251
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(b)	2,700	2,680,257
Korea Gas Corp., 2.88%, 07/16/29(b)	2,830	2,521,009
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	2,960	2,380,998
4.75%, 09/01/28 (Call 06/01/28)(a)	1,893	1,807,620
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	3,929	3,034,631
2.95%, 09/01/29 (Call 06/01/29)(a)	3,615	3,181,011
3.60%, 05/01/30 (Call 02/01/30)	5,293	4,743,697
5.40%, 06/30/33(a)	1,030	1,020,160
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	1,310	1,073,467
4.25%, 09/01/32 (Call 06/01/32)(a)	700	652,811
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,656	1,341,478
3.50%, 06/01/29 (Call 03/01/29)	2,984	2,705,496
5.40%, 06/15/33(a)	1,870	1,845,671
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	2,270	1,919,078
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	2,442	1,968,034
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,578	3,042,341
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (Call 03/15/32)	3,070	2,995,948
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	2,321	1,803,838
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	2,479	2,011,689
4.05%, 03/15/32 (Call 12/15/31)(a)	3,605	3,231,059
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)(a)	840	816,571

		76,750,269

Hand & Machine Tools — 0.2%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)(a)	1,642	1,317,146
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(b)	6,181	6,153,764
6.40%, 04/15/33 (Call 01/15/33)(b)	4,930	4,883,730
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	2,701	2,271,346
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,893	4,051,365
4.25%, 11/15/28 (Call 08/15/28)(a)	2,945	2,795,638

		21,472,989

Health Care - Products — 1.2%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	3,925	3,198,798
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	4,184	3,528,631
3.00%, 09/23/29 (Call 06/23/29)(b)	5,521	4,841,950
5.38%, 12/06/32 (Call 09/06/32)(b)	3,985	3,971,779
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	3,604	2,778,805

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
2.27%, 12/01/28 (Call 10/01/28)(a)	$7,390	$6,340,359
2.54%, 02/01/32 (Call 11/01/31)(a)	8,730	7,007,567
3.95%, 04/01/30 (Call 01/01/30)	2,709	2,483,115
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	7,824	6,717,441
4.00%, 03/01/29 (Call 12/01/28)(a)	765	721,957
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	4,430	3,805,669
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,622	4,074,507
GE HealthCare Technologies Inc.
5.86%, 03/15/30	6,945	7,058,602
5.91%, 11/22/32	9,580	9,824,580
HCA Inc., 3.63%, 03/15/32	10,719	9,219,109
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	5,815	5,626,776
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)(a)	2,746	2,327,628
2.25%, 09/15/31 (Call 06/15/31)(a)	2,764	2,176,182
2.55%, 03/15/31 (Call 12/15/30)(a)	2,278	1,867,856
3.30%, 09/15/29 (Call 06/15/29)	5,427	4,825,290
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,735	4,537,690
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)(a)	3,902	3,229,748
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	5,890	4,869,992
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,783	3,258,807
2.00%, 10/15/31 (Call 07/15/31)(a)	6,726	5,423,544
2.60%, 10/01/29 (Call 07/01/29)(a)	5,079	4,456,006
4.95%, 11/21/32 (Call 08/21/32)	3,420	3,419,532
4.98%, 08/10/30 (Call 06/10/30)	2,615	2,608,690
5.09%, 08/10/33 (Call 05/10/33)	3,025	3,040,485
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,443	3,619,349
3.55%, 03/20/30 (Call 12/20/29)(a)	1,535	1,344,783

		132,205,227

Health Care - Services — 2.6%
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)(a)	780	774,924
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	1,965	1,710,125
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	295	244,488
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)(a)	3,881	3,576,163
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	4,855	4,198,101
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	761	610,344
2.34%, 01/01/30 (Call 10/01/29)(a)	2,225	1,897,076
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	1,820	1,457,100
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,235	1,994,403
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	1,715	1,374,217
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	1,010	820,271
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	12,313	9,805,316
2.63%, 08/01/31 (Call 05/01/31)(a)	7,073	5,626,666

Security	Par (000)	Value

Health Care - Services (continued)
3.00%, 10/15/30 (Call 07/15/30)	$11,825	$9,835,853
3.38%, 02/15/30 (Call 02/15/25)	10,921	9,346,155
4.63%, 12/15/29 (Call 12/15/24)	17,696	16,271,472
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	910	764,332
3.35%, 10/01/29 (Call 04/01/29)(a)	3,963	3,531,945
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,777	5,661,677
2.55%, 03/15/31 (Call 12/15/30)	5,899	4,939,430
2.88%, 09/15/29 (Call 06/15/29)	4,701	4,152,983
4.75%, 02/15/33 (Call 11/15/32)	3,700	3,583,570
5.50%, 10/15/32 (Call 07/15/32)(a)	4,065	4,145,569
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(b)	5,725	4,321,827
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	2,920	2,256,290
3.75%, 06/15/29 (Call 03/15/29)(b)	3,016	2,613,500
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,471	3,529,449
3.38%, 03/15/29 (Call 01/15/29)	2,920	2,603,367
3.50%, 09/01/30 (Call 03/01/30)	14,874	12,991,333
4.13%, 06/15/29 (Call 03/15/29)	11,348	10,482,225
5.50%, 06/01/33 (Call 03/01/33)(a)	6,505	6,390,520
5.63%, 09/01/28 (Call 03/01/28)	7,919	7,908,628
5.88%, 02/01/29 (Call 08/01/28)	5,609	5,643,589
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	5,051	4,141,015
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,448	1,911,418
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	4,665	3,658,944
3.13%, 08/15/29 (Call 05/15/29)	2,897	2,575,217
3.70%, 03/23/29 (Call 02/23/29)	4,858	4,497,758
4.88%, 04/01/30 (Call 01/01/30)	3,023	2,931,624
5.88%, 03/01/33 (Call 12/01/32)(a)	4,790	4,959,327
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	2,910	2,426,434
2.95%, 12/01/29 (Call 09/01/29)(a)	3,825	3,362,267
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	920	661,469
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	1,455	1,187,734
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)(a)	1,195	938,215
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,766	3,196,529
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,118	1,795,045
2.95%, 06/30/30 (Call 03/30/30)	4,662	4,048,451
4.20%, 06/30/29 (Call 03/30/29)(a)	3,332	3,189,118
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	11,560	9,999,414
2.08%, 12/13/31 (Call 09/13/31)(b)	11,209	9,146,019
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	2,926	2,788,550
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,227	1,138,106
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	635	568,744
Sutter Health, Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	3,385	2,799,321
UnitedHealth Group Inc.
2.00%, 05/15/30	7,353	6,134,391
2.30%, 05/15/31 (Call 02/15/31)	8,452	7,065,006

186	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.88%, 08/15/29(a)	$6,054	$5,439,594
3.88%, 12/15/28	5,758	5,510,878
4.00%, 05/15/29 (Call 03/15/29)(a)	5,573	5,327,512
4.20%, 05/15/32 (Call 02/15/32)	8,352	7,890,175
4.25%, 01/15/29 (Call 12/15/28)	7,475	7,250,511
4.50%, 04/15/33 (Call 01/15/33)	8,405	8,095,898
5.30%, 02/15/30 (Call 12/15/29)	4,490	4,581,221
5.35%, 02/15/33 (Call 11/15/32)	10,861	11,146,443
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	4,709	3,793,358
2.65%, 01/15/32 (Call 10/15/31)(a)	3,207	2,494,391
UPMC, 5.04%, 05/15/33	125	123,105

		301,836,110

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)(a)	3,729	2,897,464
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)(a)	3,368	2,892,655
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	3,385	2,795,919
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	4,112	3,568,094
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	3,448	3,163,400
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	6,085	5,877,388
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	3,880	3,169,079
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,845	2,231,006
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	1,755	1,378,394

		27,973,399

Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	2,689	2,085,613
3.85%, 01/15/30 (Call 07/15/29)(a)	1,697	1,467,393
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	5,234	4,479,114
PulteGroup Inc.
6.38%, 05/15/33(a)	2,310	2,404,878
7.88%, 06/15/32	2,450	2,800,224
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	2,310	2,058,082

		15,295,304

Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	3,029	2,861,211
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	2,270	2,031,566
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	1,605	1,297,597
4.70%, 05/14/32 (Call 02/14/32)(a)	1,820	1,722,798
4.75%, 02/26/29 (Call 11/26/28)(a)	4,014	3,906,603
5.50%, 03/01/33 (Call 12/01/32)(a)	1,755	1,740,167

		13,559,942

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,139	1,654,858
2.65%, 04/30/30 (Call 02/01/30)	3,140	2,619,425

Security	Par (000)	Value

Household Products & Wares (continued)
4.88%, 12/06/28 (Call 09/06/28)	$2,912	$2,846,622
5.75%, 03/15/33 (Call 12/15/32)	2,445	2,466,826
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)(a)	1,688	1,382,687
5.60%, 11/15/32 (Call 08/15/32)	3,176	3,285,638
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	3,127	2,541,935
4.40%, 05/01/29 (Call 03/01/29)(a)	2,415	2,338,708
4.60%, 05/01/32 (Call 02/01/32)(a)	3,217	3,111,440
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	3,257	2,669,603
3.10%, 03/26/30 (Call 12/26/29)	5,337	4,819,717
3.20%, 04/25/29 (Call 01/25/29)(a)	3,737	3,461,221
3.95%, 11/01/28 (Call 08/01/28)(a)	1,997	1,934,431
4.50%, 02/16/33 (Call 11/16/32)	2,065	2,024,253
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)(b)	1,450	1,213,006
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	56,786

		38,427,156

Insurance — 4.4%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	35	35,129
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	6,076	5,538,658
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	5,542	4,987,085
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	5,414	5,002,642
4.95%, 04/04/33 (Call 01/04/33)(b)	4,075	3,996,336
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,160	5,490,071
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	3,202	2,954,444
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)(a)	3,203	2,456,034
5.25%, 03/30/33 (Call 12/30/32)(a)	5,504	5,392,002
5.35%, 06/01/33(a)	25	24,724
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	1,393	1,362,087
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	2,514	2,213,891
5.13%, 03/27/33 (Call 12/27/32)	4,583	4,432,927
American National Group Inc., 6.14%, 06/13/32 (Call 03/13/32)(b)	115	106,669
Americo Life Inc., 3.45%, 04/15/31(b)	2,424	1,798,804
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(a)(b)	3,010	2,237,941
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	6,112	5,248,137
3.75%, 05/02/29 (Call 02/02/29)(a)	4,702	4,376,003
4.50%, 12/15/28 (Call 09/15/28)	1,930	1,867,203
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	2,445	1,933,215
2.60%, 12/02/31 (Call 09/02/31)	2,990	2,453,464
5.00%, 09/12/32 (Call 06/12/32)	2,999	2,927,746
5.35%, 02/28/33 (Call 11/28/32)(a)	3,720	3,714,003
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,789	2,214,054
5.50%, 03/02/33 (Call 12/02/32)(a)	1,259	1,249,975
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	240	171,283
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	2,028	1,528,492

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 02/22/30 (Call 11/22/29)	$2,077	$1,790,364
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	2,977	2,532,074
Athene Global Funding
2.55%, 11/19/30(b)	3,553	2,780,237
2.65%, 10/04/31(a)(b)	2,520	1,925,860
2.67%, 06/07/31(b)	3,186	2,476,299
2.72%, 01/07/29(b)	2,540	2,118,200
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	2,604	2,178,890
6.15%, 04/03/30 (Call 01/03/30)(a)	3,306	3,338,381
6.65%, 02/01/33 (Call 11/01/32)(a)	2,310	2,369,991
AXA SA, 8.60%, 12/15/30(a)	4,795	5,783,365
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,296	2,083,065
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)(c)	2,079	1,671,984
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	2,644	2,021,311
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	4,610	3,709,151
1.85%, 03/12/30 (Call 12/12/29)(a)	3,066	2,582,741
2.88%, 03/15/32 (Call 12/15/31)(a)	6,162	5,378,604
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	3,408	3,294,755
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	4,020	3,213,605
4.20%, 03/17/32 (Call 12/17/31)(a)	3,352	2,999,895
4.50%, 03/15/29 (Call 12/15/28)(a)	2,422	2,272,888
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	5,613	4,417,682
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	3,045	2,438,176
3.90%, 05/01/29 (Call 02/01/29)	3,048	2,836,737
5.50%, 06/15/33	290	283,982
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	2,900	2,762,219
CNO Global Funding, 2.65%, 01/06/29(a)(b)	2,970	2,517,545
Corebridge Financial Inc.
3.85%, 04/05/29	5,925	5,422,269
3.90%, 04/05/32	7,070	6,181,933
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	1,090	847,132
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(a)(b)	2,489	1,947,213
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	3,230	2,513,864
4.95%, 06/01/29 (Call 03/01/29)(a)	3,109	2,912,838
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	1,537	1,191,923
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)(a)	3,140	3,086,780
F&G Global Funding, 2.00%, 09/20/28(b)	2,786	2,309,436
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	3,330	2,791,149
4.63%, 04/29/30 (Call 01/29/30)	4,168	3,834,405
5.63%, 08/16/32	4,163	4,017,894
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,329	2,647,308
3.40%, 06/15/30 (Call 03/15/30)(a)	4,553	3,956,855

Security	Par (000)	Value

Insurance (continued)
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	$4,087	$3,133,751
4.00%, 05/15/30 (Call 02/15/30)(a)	2,779	2,413,601
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	8,688	7,437,930
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(a)(b)	4,390	4,435,505
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,703	2,281,377
2.90%, 01/06/32(a)(b)	3,035	2,310,875
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	4,153	3,078,111
4.40%, 10/15/29 (Call 07/15/29)(b)	2,938	2,469,610
7.95%, 06/15/33 (Call 03/15/33)(b)	2,987	2,931,111
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,166	1,732,597
4.55%, 09/15/28 (Call 06/15/28)(a)	3,505	3,397,756
4.80%, 06/15/32 (Call 03/15/32)(a)	2,365	2,236,361
Guardian Life Global Funding, 1.63%, 09/16/28(a)(b)	2,255	1,908,739
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)(a)	2,191	1,722,968
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	4,197	3,673,003
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	2,875	2,837,099
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	2,997	2,355,686
5.67%, 06/08/32 (Call 03/08/32)(a)	2,025	1,928,759
Jackson National Life Global Funding, 3.05%, 06/21/29(a)(b)	2,203	1,877,915
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,702	2,077,227
3.80%, 02/23/32 (Call 11/23/31)(a)	2,435	1,975,544
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	5,882	5,677,279
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,944	2,478,189
3.40%, 01/15/31 (Call 10/15/30)(a)	2,903	2,450,473
3.40%, 03/01/32 (Call 12/01/31)(a)	850	691,146
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)(a)	2,952	2,610,378
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	4,600	4,126,570
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)(a)	2,286	2,045,229
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	4,468	3,693,231
2.38%, 12/15/31 (Call 09/15/31)(a)	1,794	1,458,491
4.38%, 03/15/29 (Call 12/15/28)	8,259	7,996,049
5.75%, 11/01/32 (Call 08/01/32)(a)	3,150	3,270,193
5.88%, 08/01/33	85	89,118
MassMutual Global Funding II
1.55%, 10/09/30(b)	3,281	2,554,010
2.15%, 03/09/31(a)(b)	3,255	2,619,745
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)(a)	5,990	5,823,352
5.38%, 07/15/33	3,360	3,344,756
6.50%, 12/15/32(a)	1,680	1,821,226
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	4,448	3,444,919
2.40%, 01/11/32(a)(b)	4,330	3,511,125
2.95%, 04/09/30(b)	5,608	4,857,658

188	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.05%, 06/17/29(a)(b)	$2,895	$2,557,395
3.30%, 03/21/29(b)	2,895	2,613,822
4.30%, 08/25/29(a)(b)	3,020	2,875,009
5.15%, 03/28/33(b)	6,885	6,731,778
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5-year USD Swap + 3.256%)(a)(b)(c)(d)	4,200	4,008,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(b)(c)	8,580	8,423,690
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(b)	140	152,597
8.25%, 12/01/31(a)(b)	1,530	1,704,147
New York Life Global Funding
1.20%, 08/07/30(a)(b)	3,492	2,675,545
1.85%, 08/01/31(b)	2,925	2,287,225
4.55%, 01/28/33(b)	5,210	4,937,334
New York Life Insurance Co., 5.88%, 05/15/33(b)	5,560	5,684,570
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(b)(c)	8,338	6,751,466
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)(c)	5,170	4,165,500
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)(c)	5,273	4,544,981
Pacific Life Global Funding II
1.60%, 09/21/28(a)(b)	2,260	1,875,586
2.45%, 01/11/32(b)	2,270	1,799,179
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	3,210	2,909,967
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(a)(c)	2,450	2,054,399
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	3,578	3,279,329
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	3,535	2,903,302
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	3,776	3,079,030
3.70%, 05/15/29 (Call 02/15/29)	3,132	2,866,771
5.38%, 03/15/33 (Call 12/15/32)(a)	2,650	2,626,728
Principal Life Global Funding II
1.50%, 08/27/30(b)	2,410	1,837,222
1.63%, 11/19/30(b)	1,395	1,070,444
2.50%, 09/16/29(b)	2,515	2,122,280
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	3,430	2,980,641
3.20%, 03/26/30 (Call 12/26/29)	3,287	2,936,296
4.00%, 03/01/29 (Call 12/01/28)(a)	3,612	3,474,378
4.95%, 06/15/33 (Call 03/15/33)(a)	2,355	2,315,167
6.25%, 12/01/32(a)	960	1,030,274
6.63%, 03/01/29(a)	1,355	1,476,475
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	2,879	2,489,886
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	1,547	1,446,543
Protective Life Global Funding, 1.74%, 09/21/30(a)(b)	2,927	2,254,426
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,520	2,950,098
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(c)	4,839	4,117,969

Security	Par (000)	Value

Insurance (continued)
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(c)	$5,360	$4,788,574
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(c)	4,117	3,898,142
5.75%, 07/15/33(a)	1,030	1,084,702
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)(c)	6,620	6,323,159
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(c)	2,920	2,890,760
Prudential Funding Asia PLC
3.13%, 04/14/30	6,048	5,329,593
3.63%, 03/24/32 (Call 12/24/31)(a)	2,015	1,775,825
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	3,594	3,067,037
3.90%, 05/15/29 (Call 02/15/29)(a)	3,563	3,255,670
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)(a)	2,753	2,469,204
5.75%, 06/05/33	4,315	4,191,730
RGA Global Funding, 2.70%, 01/18/29(b)	2,200	1,899,385
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	5,462	4,237,568
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	2,105	1,749,409
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	3,435	2,664,551
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,665	2,018,748
Sumitomo Life Insurance Co., 3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(b)(c)	4,575	3,846,538
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(b)(c)	5,720	5,405,400
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	1,308	1,437,227
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	1,030	882,530
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	1,871	1,714,973
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	4,281	3,711,295
4.50%, 09/15/28 (Call 06/15/28)	3,427	3,266,375
5.35%, 05/15/33	3,610	3,484,757

		505,334,212

Internet — 2.0%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)(a)	7,820	6,275,059
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	12,393	9,931,761
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	10,871	8,837,603
2.10%, 05/12/31 (Call 02/12/31)	16,547	13,721,418
3.45%, 04/13/29 (Call 02/13/29)	8,010	7,537,633
3.60%, 04/13/32 (Call 01/13/32)(a)	13,581	12,496,836
4.65%, 12/01/29 (Call 10/01/29)	8,050	8,019,644
4.70%, 12/01/32 (Call 09/01/32)	12,320	12,243,289
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	1,250	1,013,400
2.38%, 08/23/31 (Call 05/23/31)(a)	2,560	2,025,178
3.43%, 04/07/30 (Call 01/07/30)(a)	2,295	2,017,172
4.88%, 11/14/28 (Call 08/14/28)	1,729	1,679,716
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	8,790	8,594,762
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,297	3,553,834

S C H E D U L E O F I N V E S T M E N T S	189

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.70%, 03/11/30 (Call 12/11/29)	$6,033	$5,150,651
6.30%, 11/22/32 (Call 08/22/32)(a)	1,815	1,912,368
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	2,993	2,502,311
3.25%, 02/15/30 (Call 11/15/29)(a)	7,344	6,401,815
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,427	3,017,993
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(b)	5,675	4,474,522
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	16,235	14,905,318
4.80%, 05/15/30(a)	4,685	4,666,258
4.95%, 05/15/33	9,365	9,319,250
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	5,996	5,831,980
5.38%, 11/15/29(b)	5,098	5,069,801
5.88%, 11/15/28	10,420	10,711,562
6.38%, 05/15/29(a)	4,737	4,982,500
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	9,085	6,900,217
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	4,977	4,094,240
4.19%, 01/19/32 (Call 10/19/31)(b)	4,830	3,939,714
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	10,375	8,526,793
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,800	2,333,052
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	13,043	12,017,623
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	3,255	2,534,369
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	4,320	3,536,825
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	4,448	3,478,521

		224,254,988

Iron & Steel — 0.4%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,234	3,066,390
6.80%, 11/29/32 (Call 08/29/32)	5,765	5,922,719
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,660	2,440,460
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	3,139	2,688,960
3.13%, 04/01/32 (Call 01/01/32)(a)	3,269	2,789,503
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	2,807	2,268,752
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	3,148	2,742,884
3.45%, 04/15/30 (Call 01/15/30)	3,395	3,010,158
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	8,182	7,155,014
6.13%, 06/12/33	8,290	8,244,587

		40,329,427

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)(a)	3,105	2,380,197
4.40%, 09/15/32 (Call 06/15/32)(a)	2,625	2,249,673

		4,629,870

Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	2,012	1,776,657
3.70%, 01/15/31 (Call 10/15/30)	2,737	2,347,997
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,134	2,012,572
5.75%, 04/23/30 (Call 01/23/30)(a)	2,727	2,730,731

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	$3,005	$2,926,105
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,243	1,195,663
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	6,647	6,298,761
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5,720	4,859,848
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,488	5,386,842
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)(a)	2,500	2,082,178
3.50%, 08/08/31 (Call 05/08/31)(a)	3,570	2,870,125
4.88%, 06/18/30 (Call 03/18/30)	2,964	2,588,343

		37,075,822

Machinery — 0.7%
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	2,678	2,247,918
2.60%, 09/19/29 (Call 06/19/29)(a)	2,965	2,650,484
2.60%, 04/09/30 (Call 01/09/30)(a)	4,441	3,902,523
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	4,284	3,882,516
5.38%, 10/16/29(a)	3,108	3,209,155
7.13%, 03/03/31(a)	265	302,031
8.10%, 05/15/30(a)	410	482,946
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	1,550	1,361,847
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,689	2,135,396
3.50%, 10/01/30 (Call 07/01/30)	2,624	2,248,265
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,843	2,344,404
3.00%, 05/01/30 (Call 02/01/30)	3,331	2,893,147
John Deere Capital Corp.
1.45%, 01/15/31	3,878	3,072,141
2.00%, 06/17/31	3,826	3,124,214
2.45%, 01/09/30(a)	3,434	2,990,552
2.80%, 07/18/29	3,178	2,862,239
3.35%, 04/18/29(a)	3,361	3,119,643
3.45%, 03/07/29	3,397	3,160,938
3.90%, 06/07/32(a)	3,076	2,868,089
4.35%, 09/15/32(a)	3,510	3,406,208
4.70%, 06/10/30	3,505	3,461,449
4.85%, 10/11/29(a)	2,557	2,559,653
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,555	1,224,586
5.65%, 05/15/33 (Call 02/15/33)	1,400	1,354,971
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)(a)	1,550	1,363,867
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	8,918	7,626,426
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	2,446	1,944,826
3.50%, 03/01/29 (Call 12/01/28)(a)	2,661	2,490,274
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	6,953	6,706,475
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	4,178	3,431,169

		84,428,352

Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.70%, 08/14/33	600	608,404

Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	5,392	4,646,835
3.05%, 04/15/30 (Call 01/15/30)(a)	3,486	3,114,910
3.38%, 03/01/29 (Call 12/01/28)(a)	4,425	4,051,886

190	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 09/14/28 (Call 06/14/28)(a)	$3,302	$3,089,328
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	2,875	2,262,674
2.75%, 03/01/30 (Call 12/01/29)(a)	4,637	3,923,690
Eaton Corp.
4.00%, 11/02/32(a)	2,510	2,348,264
4.15%, 03/15/33 (Call 12/15/32)(a)	6,775	6,387,785
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	4,330	4,127,138
General Electric Co., 6.75%, 03/15/32(a)	4,685	5,224,627
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	5,629	5,089,528
4.50%, 09/15/29 (Call 07/15/29)	5,595	5,408,585
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(a)	2,346	2,193,295
5.90%, 07/15/32 (Call 04/15/32)	2,265	2,293,493
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(b)	9,417	7,761,510
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	5,770	4,815,097
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,798	2,299,834
3.00%, 06/01/30 (Call 03/01/30)	3,598	3,112,524
3.90%, 09/17/29 (Call 06/17/29)	2,031	1,866,757

		74,017,760

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,341	5,267,550
2.30%, 02/01/32 (Call 11/01/31)	5,317	4,012,663
2.80%, 04/01/31 (Call 01/01/31)	8,506	6,854,164
4.40%, 04/01/33 (Call 01/01/33)(a)	7,002	6,165,275
5.05%, 03/30/29 (Call 12/30/28)	6,337	6,034,973
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	9,645	7,546,610
1.95%, 01/15/31 (Call 10/15/30)(a)	8,278	6,693,278
2.65%, 02/01/30 (Call 11/01/29)	9,062	7,880,264
3.40%, 04/01/30 (Call 01/01/30)	8,923	8,137,069
4.15%, 10/15/28 (Call 07/15/28)	21,524	20,755,127
4.25%, 10/15/30 (Call 07/15/30)	8,183	7,785,356
4.25%, 01/15/33	6,720	6,310,202
4.55%, 01/15/29	5,810	5,695,143
4.65%, 02/15/33 (Call 11/15/32)(a)	5,380	5,247,739
4.80%, 05/15/33 (Call 02/15/33)	5,430	5,308,541
5.50%, 11/15/32 (Call 08/15/32)	5,350	5,489,042
7.05%, 03/15/33	5,658	6,449,864
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	3,412	2,660,256
2.60%, 06/15/31 (Call 03/15/31)(b)	3,862	3,120,396
5.45%, 09/15/28 (Call 08/15/28)(b)	2,116	2,106,055
5.70%, 06/15/33 (Call 03/15/33)(a)(b)	1,166	1,162,671
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	6,060	5,322,377
4.13%, 05/15/29 (Call 02/15/29)(a)	4,689	4,304,448
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	2,955	2,504,066
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	3,792	3,391,868
4.71%, 01/25/29 (Call 10/25/28)(a)	11,403	11,000,254
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,215	1,411,145

Security	Par (000)	Value

Media (continued)
Paramount Global
4.20%, 06/01/29 (Call 03/01/29)(a)	$1,415	$1,266,455
4.20%, 05/19/32 (Call 02/19/32)(a)	6,335	5,277,425
4.95%, 01/15/31 (Call 10/15/30)(a)	6,033	5,381,324
5.50%, 05/15/33	260	235,613
7.88%, 07/30/30(a)	5,980	6,336,592
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	3,000	3,342,736
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	1,570	1,765,036
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	11,584	9,821,449
2.65%, 01/13/31(a)	13,969	11,967,126
3.80%, 03/22/30(a)	8,112	7,596,101
6.55%, 03/15/33	1,260	1,391,769

		212,998,022

Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)(a)	1,925	1,716,168
4.50%, 12/15/28 (Call 09/15/28)	2,410	2,284,097

		4,000,265

Mining — 1.2%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)(b)	3,330	2,996,928
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)(b)	5,409	4,430,406
2.88%, 03/17/31 (Call 12/17/30)(b)	2,944	2,405,139
3.88%, 03/16/29 (Call 01/16/29)(b)	2,779	2,534,544
5.50%, 05/02/33(a)(b)	4,560	4,401,928
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	4,107	4,052,886
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	2,385	2,063,434
3.75%, 10/01/30 (Call 07/01/30)	4,515	3,743,505
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,335	1,862,545
5.63%, 05/13/32 (Call 02/13/32)(b)	400	390,245
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33 (Call 11/28/32)(a)	4,440	4,381,087
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	5,640	4,879,009
3.15%, 01/14/30 (Call 10/14/29)(b)	5,103	4,425,963
3.75%, 01/15/31 (Call 10/15/30)(b)	5,205	4,619,607
5.13%, 02/02/33 (Call 11/02/32)(a)(b)	5,610	5,376,480
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(a)(b)	7,650	7,122,594
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)(a)	2,593	2,353,493
4.63%, 08/01/30 (Call 08/01/25)	3,297	3,049,205
5.25%, 09/01/29 (Call 09/01/24)	3,308	3,206,320
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	5,917	4,812,595
2.63%, 09/23/31 (Call 06/23/31)(b)	3,675	2,924,885
2.85%, 04/27/31 (Call 01/27/31)(b)	3,542	2,886,892
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	3,945	3,825,516
5.70%, 05/08/33 (Call 02/08/33)(b)	3,010	2,949,215
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)(b)	1,040	1,029,060

S C H E D U L E O F I N V E S T M E N T S	191

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	$5,576	$5,342,355
6.53%, 11/15/28(a)(b)	2,919	2,965,806
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(b)	3,345	3,039,298
Kinross Gold Corp., 6.25%, 07/15/33(a)(b)	5,330	5,253,744
Newcastle Coal Infrastructure Group Pty Ltd., 4.70%, 05/12/31 (Call 02/12/31)(a)(b)	2,574	2,080,413
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	3,975	3,463,087
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	5,714	4,643,145
2.60%, 07/15/32 (Call 04/15/32)	5,920	4,766,139
2.80%, 10/01/29 (Call 07/01/29)	3,957	3,415,971
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(a)(b)	3,510	3,394,276
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	3,292	3,697,720
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	3,055	3,035,583
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	4,350	3,757,096
Vale Canada Ltd., 7.20%, 09/15/32(a)	464	481,784
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(a)	3,200	2,523,343

		138,583,241

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 10/02/23)	4,040	3,509,791
3.28%, 12/01/28 (Call 10/01/28)	2,663	2,335,238
3.57%, 12/01/31 (Call 09/01/31)	4,955	4,189,808

		10,034,837

Oil & Gas — 4.7%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(b)	5,840	5,167,978
4.00%, 01/15/31 (Call 10/15/30)(b)	4,510	3,973,865
6.00%, 06/13/33 (Call 03/13/33)(a)(b)	2,725	2,724,201
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	970	884,065
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	6,312	5,115,267
2.72%, 01/12/32 (Call 10/12/31)(a)	11,080	9,273,734
3.63%, 04/06/30 (Call 01/06/30)	7,549	6,969,730
3.94%, 09/21/28 (Call 06/21/28)(a)	5,572	5,319,608
4.23%, 11/06/28 (Call 08/06/28)	10,979	10,597,695
4.81%, 02/13/33 (Call 11/13/32)	12,235	11,842,702
4.89%, 09/11/33 (Call 06/11/33)	3,480	3,385,566
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)	4,593	4,320,291
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(a)(c)(d)	11,301	10,234,347
Burlington Resources LLC
7.20%, 08/15/31(a)	3,815	4,327,240
7.40%, 12/01/31(a)	304	350,053
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,347	2,855,479
6.45%, 06/30/33(a)	30	30,885
7.20%, 01/15/32(a)	1,869	2,032,776
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	2,885	2,322,274

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	$8,606	$7,369,939
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)(a)	3,005	2,754,585
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	3,420	3,049,824
CNOOC Petroleum North America ULC, 7.88%, 03/15/32(a)	3,000	3,522,900
Conoco Funding Co., 7.25%, 10/15/31	3,985	4,522,619
ConocoPhillips Co.
5.05%, 09/15/33 (Call 06/15/33)	3,635	3,612,484
5.90%, 10/15/32(a)	2,030	2,172,178
6.95%, 04/15/29(a)	9,943	10,941,706
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	4,670	3,580,464
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,505	8,129,101
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)	2,860	2,689,894
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	3,660	3,424,726
7.88%, 09/30/31	2,445	2,752,937
7.95%, 04/15/32(a)	2,891	3,281,251
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	4,299	3,696,315
3.50%, 12/01/29 (Call 09/01/29)(a)	5,578	5,045,159
6.25%, 03/15/33 (Call 12/15/32)	6,005	6,205,327
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	2,555	2,104,249
5.25%, 11/06/29 (Call 08/06/29)(b)	2,910	2,765,844
6.15%, 05/10/33(a)(b)	3,680	3,628,943
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,590	5,304,234
Series X-R, 4.75%, 09/12/28(b)	5,320	5,178,934
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	4,835	4,698,009
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	2,490	2,151,758
5.00%, 01/15/29 (Call 07/15/28)(a)	1,954	1,853,596
7.00%, 02/01/30 (Call 11/01/29)(a)	3,995	4,179,934
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	3,371	2,895,372
3.13%, 04/06/30 (Call 01/06/30)(a)	9,175	8,332,465
3.63%, 09/10/28 (Call 06/10/28)(a)	7,088	6,727,773
6.50%, 12/01/28(a)(b)	3,550	3,798,915
7.15%, 01/15/29(a)	2,198	2,407,338
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	6,949	6,129,940
2.61%, 10/15/30 (Call 07/15/30)	11,165	9,672,017
3.48%, 03/19/30 (Call 12/19/29)	11,187	10,345,145
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	3,050	2,478,602
Hess Corp.
7.13%, 03/15/33	2,940	3,203,923
7.30%, 08/15/31	4,866	5,312,353
7.88%, 10/01/29	4,233	4,677,959
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	2,051	1,839,537
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	3,030	2,273,258
5.38%, 04/24/30(a)(b)	3,615	3,284,123
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 04/15/31)(b)	5,514	4,548,852

192	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp., 6.80%, 03/15/32	$3,739	$3,903,967
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)(a)	605	522,526
6.13%, 01/01/31 (Call 07/01/30)	3,895	3,924,602
6.63%, 09/01/30 (Call 03/01/30)	7,762	8,012,820
7.50%, 05/01/31	4,860	5,265,817
7.88%, 09/15/31	2,955	3,272,846
8.88%, 07/15/30 (Call 01/15/30)	3,713	4,256,769
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)	2,115	2,111,281
7.20%, 11/01/31	2,607	2,749,955
7.38%, 11/01/31(a)	3,560	3,818,005
8.13%, 09/15/30	2,285	2,536,214
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	4,730	3,814,833
3.10%, 01/21/30 (Call 10/21/29)(b)	2,640	2,280,534
3.10%, 08/27/30 (Call 05/25/30)(b)	4,920	4,230,873
3.65%, 07/30/29(a)(b)	3,990	3,631,684
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	7,640	6,245,995
3.50%, 04/21/30 (Call 01/21/30)(b)	11,919	10,816,444
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	4,554	3,687,589
5.30%, 06/30/33 (Call 03/30/33)(a)	3,000	2,969,699
Phillips 66 Co., 3.15%, 12/15/29	3,613	3,183,784
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	6,424	5,182,904
2.15%, 01/15/31 (Call 10/15/30)(a)	4,994	4,047,120
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	1,865	1,643,643
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	17,995	14,790,954
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	8,120	6,656,074
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	17,850	15,168,002
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	5,639	4,641,596
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	10,710	8,804,691
3.50%, 04/16/29(a)(b)	15,775	14,440,403
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	8,280	7,192,625
2.75%, 04/06/30 (Call 01/06/30)	9,862	8,693,148
3.88%, 11/13/28 (Call 08/13/28)(a)	8,270	7,931,105
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	7,555	6,405,279
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	8,170	7,210,903
2.95%, 08/08/29 (Call 05/08/29)(b)	4,387	3,959,596
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,522	4,950,611
4.25%, 09/12/28(a)(b)	3,340	3,246,914
Suncor Energy Inc.
7.00%, 11/15/28(a)	1,170	1,243,598
7.15%, 02/01/32(a)	3,975	4,271,828
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(b)	3,428	2,622,420
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,283	1,826,238
Tosco Corp., 8.13%, 02/15/30(a)	1,160	1,336,723
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	7,008	6,223,664
3.45%, 02/19/29 (Call 11/19/28)(a)	7,151	6,655,703

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28	$5,367	$5,116,084
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	1,190	975,871
4.00%, 04/01/29 (Call 01/01/29)(a)	1,045	985,945
7.50%, 04/15/32(a)	4,875	5,456,956
Var Energi ASA, 8.00%, 11/15/32 (Call 08/15/32)(b)	5,378	5,673,145
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(a)(b)	8,130	7,656,851

		534,519,069

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)(a)	3,308	2,943,471
4.49%, 05/01/30 (Call 02/01/30)	2,971	2,860,290
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,895	5,140,414
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	3,501	3,138,372
Schlumberger Holdings Corp., 4.30%, 05/01/29 (Call 02/01/29)(b)	4,752	4,540,690
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	7,130	6,166,013
4.85%, 05/15/33	2,785	2,722,107

		27,511,357

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)	2,940	2,917,361
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,109	2,558,348
2.69%, 05/25/31 (Call 02/25/31)	3,843	3,126,748
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	970	824,134
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,617	3,067,380
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)(a)	3,463	3,023,343
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	2,692	2,208,143
3.13%, 05/01/30 (Call 02/01/30)	3,951	3,412,887
WestRock MWV LLC
7.95%, 02/15/31(a)	1,790	2,009,377
8.20%, 01/15/30(a)	1,890	2,131,546
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	3,487	2,826,192
4.20%, 06/01/32 (Call 03/01/32)(a)	2,810	2,558,598
4.90%, 03/15/29 (Call 12/15/28)(a)	4,244	4,084,928

		34,748,985

Pharmaceuticals — 3.5%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	29,646	26,721,497
4.25%, 11/14/28 (Call 08/14/28)	9,508	9,205,265
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	2,869	2,386,923
4.88%, 03/03/33 (Call 12/03/32)(a)	3,785	3,786,127
4.90%, 03/03/30 (Call 01/03/30)	3,625	3,605,863
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	7,134	5,674,205
4.00%, 01/17/29 (Call 10/17/28)	5,400	5,179,711
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	18,827	17,885,509
Becton Dickinson and Co. 1.96%, 02/11/31 (Call 11/11/30)	5,753	4,626,236

S C H E D U L E O F I N V E S T M E N T S	193

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.82%, 05/20/30 (Call 02/20/30)	$4,425	$3,826,685
4.30%, 08/22/32 (Call 05/22/32)	2,820	2,636,459
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)(a)	6,989	5,542,115
2.95%, 03/15/32 (Call 12/15/31)(a)	9,835	8,524,588
3.40%, 07/26/29 (Call 04/26/29)	13,545	12,546,468
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	5,674	4,772,811
2.80%, 05/15/30 (Call 02/15/30)	3,230	2,788,608
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	7,314	6,018,829
2.40%, 03/15/30 (Call 12/15/29)	8,886	7,479,893
4.38%, 10/15/28 (Call 07/15/28)	20,359	19,606,539
5.40%, 03/15/33 (Call 12/15/32)(a)	5,130	5,147,415
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	6,816	5,404,120
1.88%, 02/28/31 (Call 11/28/30)	6,816	5,350,404
2.13%, 09/15/31 (Call 06/15/31)(a)	5,379	4,248,398
3.25%, 08/15/29 (Call 05/15/29)	10,241	9,153,555
3.75%, 04/01/30 (Call 01/01/30)	8,012	7,288,436
5.00%, 01/30/29 (Call 12/30/28)(a)	5,475	5,393,966
5.13%, 02/21/30 (Call 12/21/29)	8,035	7,914,217
5.25%, 01/30/31 (Call 11/30/30)	4,156	4,106,776
5.25%, 02/21/33 (Call 11/21/32)(a)	9,701	9,486,947
5.30%, 06/01/33 (Call 03/01/33)(a)	6,816	6,675,602
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	5,287	4,944,330
4.70%, 02/27/33 (Call 11/27/32)	5,880	5,869,237
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	5,630	5,242,781
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	10,154	8,231,655
4.95%, 05/15/33(a)	740	768,557
6.95%, 09/01/29	515	588,651
McKesson Corp., 5.10%, 07/15/33	1,396	1,385,249
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	7,112	5,734,952
1.90%, 12/10/28 (Call 10/10/28)	5,692	4,946,381
2.15%, 12/10/31 (Call 09/10/31)	10,769	8,802,052
3.40%, 03/07/29 (Call 12/07/28)	9,078	8,454,232
4.30%, 05/17/30	4,240	4,112,458
4.50%, 05/17/33 (Call 02/17/33)(a)	8,425	8,211,172
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	2,121	2,233,602
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	8,627	7,350,636
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	6,052	4,987,157
1.75%, 08/18/31 (Call 05/18/31)(a)	5,969	4,802,989
2.63%, 04/01/30 (Call 01/01/30)(a)	8,194	7,203,350
3.45%, 03/15/29 (Call 12/15/28)	10,315	9,673,405
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	10,820	10,650,891
4.75%, 05/19/33 (Call 02/19/33)	27,445	27,007,339
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	13,804	11,357,314
5.00%, 11/26/28 (Call 08/26/28)	9,393	9,317,499
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	8,524	6,922,614

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	$4,420	$3,638,512
5.60%, 11/16/32 (Call 08/16/32)(a)	4,460	4,601,109

		400,022,291

Pipelines — 3.3%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	2,650	2,461,585
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,892	2,465,647
3.60%, 09/01/32 (Call 06/01/32)	2,750	2,312,221
4.80%, 05/03/29 (Call 02/03/29)	2,937	2,795,666
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	4,950	4,233,313
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	6,908	6,279,992
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	2,375	2,235,606
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	6,950	5,742,993
4.00%, 03/01/31 (Call 03/01/26)	7,125	6,290,338
4.50%, 10/01/29 (Call 10/01/24)	8,695	8,022,849
5.95%, 06/30/33 (Call 12/30/32)(b)	6,352	6,339,078
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	3,783	3,335,088
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	975	1,084,833
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(b)	1,685	1,699,721
6.04%, 11/15/33 (Call 08/15/33)(b)	3,130	3,162,083
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,265	1,889,353
5.13%, 05/15/29 (Call 02/15/29)	3,485	3,398,223
8.13%, 08/16/30	2,135	2,422,678
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(a)(b)	3,340	2,922,330
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	2,972	2,584,767
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(a)(b)	1,659	1,389,982
8.38%, 06/15/32	1,270	1,443,570
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	3,000	2,328,925
3.13%, 11/15/29 (Call 08/15/29)	6,005	5,301,176
5.70%, 03/08/33 (Call 12/08/32)(a)	12,350	12,355,694
7.63%, 01/15/83 (Call 10/15/32), (5-year CMT + 4.418%)(c)	1,565	1,577,454
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5-year CMT + 5.314%)(a)(c)	5,213	4,746,202
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,228	7,348,644
4.15%, 09/15/29 (Call 06/15/29)	3,181	2,925,251
5.25%, 04/15/29 (Call 01/15/29)	8,379	8,186,529
5.75%, 02/15/33 (Call 11/15/32)	8,337	8,288,921
8.25%, 11/15/29 (Call 08/15/29)	1,605	1,779,959
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	6,936	6,010,886
3.13%, 07/31/29 (Call 04/30/29)	7,169	6,422,207
4.15%, 10/16/28 (Call 07/16/28)	5,326	5,087,043
5.35%, 01/31/33 (Call 10/31/32)	5,088	5,116,336
Series D, 6.88%, 03/01/33	3,285	3,648,454

194	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(b)	$4,615	$3,653,385
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	3,377	2,654,934
2.55%, 07/01/30 (Call 04/01/30)(b)	3,519	2,908,627
GNL Quintero SA, 4.63%, 07/31/29(b)	2,665	2,566,642
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	70	76,216
7.40%, 03/15/31(a)	784	854,083
7.75%, 03/15/32(a)	3,420	3,791,505
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	5,421	4,260,578
4.80%, 02/01/33 (Call 11/01/32)(a)	4,695	4,376,325
5.20%, 06/01/33 (Call 03/01/33)(a)	6,302	6,036,778
7.75%, 01/15/32(a)	5,044	5,636,927
7.80%, 08/01/31	2,263	2,529,869
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,808	2,447,967
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,439,944
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	8,951	7,428,743
4.80%, 02/15/29 (Call 11/15/28)	4,265	4,109,544
4.95%, 09/01/32 (Call 06/01/32)	5,575	5,266,804
5.00%, 03/01/33 (Call 12/01/32)	5,875	5,545,583
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(b)	4,170	3,420,807
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,414	3,789,598
3.40%, 09/01/29 (Call 06/01/29)	4,498	3,973,194
4.35%, 03/15/29 (Call 12/15/28)	4,075	3,809,705
5.80%, 11/01/30(a)	4,200	4,209,078
6.05%, 09/01/33 (Call 06/01/33)(a)	5,400	5,441,648
6.10%, 11/15/32 (Call 08/15/32)	4,178	4,243,963
6.35%, 01/15/31 (Call 10/15/30)	2,438	2,505,913
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	328	342,089
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	5,813	5,110,449
3.80%, 09/15/30 (Call 06/15/30)	4,552	4,028,123
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	11,213	10,552,028
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	657	741,949
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5,670	4,891,611
4.20%, 02/01/33 (Call 11/01/32)	4,225	3,725,416
4.88%, 02/01/31 (Call 02/01/26)	5,525	5,074,598
5.50%, 03/01/30 (Call 03/01/25)	5,417	5,192,817
6.13%, 03/15/33 (Call 12/15/32)	4,835	4,923,059
6.88%, 01/15/29 (Call 01/15/24)(a)	400	405,492
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	4,547	3,892,362
7.00%, 10/15/28(a)	3,410	3,611,928
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	3,595	3,972,081
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	5,230	4,167,201
4.10%, 04/15/30 (Call 01/15/30)	7,570	6,934,367
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29), (1-day SOFR + 4.416%)(a)(c)	5,732	4,814,995

Security	Par (000)	Value

Pipelines (continued)
5.60%, 03/07/82 (Call 12/07/31), (5-year CMT + 3.986%)(c)	$4,656	$3,879,985
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)(a)	4,031	3,552,895
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	3,000	2,853,293
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	6,733	6,005,874
6.15%, 04/01/33 (Call 01/01/33)(a)	3,725	3,706,399
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	7,689	6,310,173
3.50%, 11/15/30 (Call 08/15/30)	5,390	4,774,098
4.65%, 08/15/32 (Call 05/15/32)	5,482	5,147,780
5.65%, 03/15/33 (Call 12/15/32)(a)	4,400	4,424,499
7.75%, 06/15/31(a)	1,702	1,865,358
8.75%, 03/15/32(a)	1,896	2,218,097
Series A, 7.50%, 01/15/31	2,577	2,822,011

		374,554,984

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	3,045	2,496,539
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,733	3,592,726
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,654	2,392,214
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	4,452	4,029,323

		12,510,802

Real Estate — 0.1%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	10	10,815
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,068	2,464,067
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,415	1,987,646
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,121	1,589,534
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	225	184,169
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)(b)	4,920	3,870,890
4.13%, 02/01/29 (Call 11/01/28)(b)	5,053	4,577,767

		14,684,888

Real Estate Investment Trusts — 5.4%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)(a)	290	220,382
2.90%, 10/01/30 (Call 07/01/30)(a)	1,885	1,563,819
4.80%, 10/01/32 (Call 07/01/32)(a)	1,265	1,164,439
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	3,225	2,379,700
2.00%, 05/18/32 (Call 02/18/32)	6,915	5,242,692
2.75%, 12/15/29 (Call 09/15/29)(a)	2,286	1,938,797
3.38%, 08/15/31 (Call 05/15/31)	4,005	3,457,972
4.50%, 07/30/29 (Call 04/30/29)(a)	1,783	1,689,255
4.70%, 07/01/30 (Call 04/01/30)	3,005	2,845,512
4.90%, 12/15/30 (Call 09/15/30)(a)	3,695	3,576,493
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	2,865	2,224,225
American Homes 4 Rent LP 2.38%, 07/15/31 (Call 04/15/31)	2,740	2,169,605

S C H E D U L E O F I N V E S T M E N T S	195

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 04/15/32 (Call 01/15/32)(a)	$3,241	$2,776,647
4.90%, 02/15/29 (Call 11/15/28)	2,417	2,325,444
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	4,467	3,475,708
2.10%, 06/15/30 (Call 03/15/30)	4,264	3,402,026
2.30%, 09/15/31 (Call 06/15/31)	3,776	2,952,242
2.70%, 04/15/31 (Call 01/15/31)	4,042	3,304,650
2.90%, 01/15/30 (Call 10/15/29)	4,450	3,790,835
3.80%, 08/15/29 (Call 05/15/29)	9,040	8,221,452
3.95%, 03/15/29 (Call 12/15/28)	3,714	3,417,136
4.05%, 03/15/32 (Call 12/15/31)(a)	3,485	3,108,191
5.55%, 07/15/33 (Call 04/15/33)(a)	2,525	2,499,444
5.65%, 03/15/33 (Call 12/15/32)(a)	4,858	4,838,930
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	2,865	2,448,805
2.05%, 01/15/32 (Call 10/15/31)(a)	5,755	4,612,326
2.30%, 03/01/30 (Call 12/01/29)	4,653	3,885,409
2.45%, 01/15/31 (Call 10/17/30)	2,796	2,323,356
3.30%, 06/01/29 (Call 03/01/29)	2,255	2,037,564
5.00%, 02/15/33 (Call 11/15/32)(a)	785	777,691
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	5,465	4,095,627
2.90%, 03/15/30 (Call 12/15/29)	2,996	2,438,310
3.25%, 01/30/31 (Call 10/30/30)	6,870	5,592,666
3.40%, 06/21/29 (Call 03/21/29)	5,884	5,033,212
4.50%, 12/01/28 (Call 09/01/28)(a)	5,329	4,917,375
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)(a)	2,108	1,647,196
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	2,770	2,178,678
4.05%, 07/01/30 (Call 04/01/30)(a)	4,515	4,078,899
4.13%, 05/15/29 (Call 02/15/29)	4,003	3,641,260
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	2,082	1,503,774
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	4,135	3,589,379
3.15%, 07/01/29 (Call 04/01/29)(a)	3,523	3,166,271
4.10%, 10/15/28 (Call 07/15/28)(a)	2,213	2,104,656
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,133,689
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,385	1,878,063
2.75%, 04/15/31 (Call 01/15/31)(a)	3,116	2,401,605
Crown Castle Inc., 5.10%, 05/01/33(a)	3,830	3,685,565
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	5,210	4,107,480
2.25%, 01/15/31 (Call 10/15/30)(a)	6,989	5,611,290
2.50%, 07/15/31 (Call 04/15/31)	3,958	3,189,577
3.10%, 11/15/29 (Call 08/15/29)	3,519	3,062,614
3.30%, 07/01/30 (Call 04/01/30)(a)	4,932	4,279,336
4.30%, 02/15/29 (Call 11/15/28)	4,006	3,762,028
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,035	804,161
2.25%, 12/15/28 (Call 10/15/28)(a)	3,093	2,619,254
2.50%, 02/15/32 (Call 11/15/31)(a)	3,590	2,830,442
3.00%, 02/15/30 (Call 11/15/29)(a)	2,131	1,817,445
4.38%, 02/15/29 (Call 11/15/28)(a)	2,035	1,904,643
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	5,493	4,953,448

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	$1,815	$1,389,472
3.75%, 08/15/29 (Call 05/15/29)	2,300	1,875,567
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	6,029	4,864,612
2.50%, 05/15/31 (Call 02/15/31)	5,103	4,133,825
3.20%, 11/18/29 (Call 08/18/29)	7,063	6,187,522
3.90%, 04/15/32 (Call 01/15/32)	7,613	6,775,889
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	3,827	2,994,271
2.50%, 02/15/30 (Call 11/15/29)(a)	2,567	2,175,073
3.00%, 07/01/29 (Call 04/01/29)(a)	2,016	1,794,398
4.15%, 12/01/28 (Call 09/01/28)(a)	3,863	3,673,215
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	1,635	1,234,429
2.55%, 06/15/31 (Call 03/15/31)	1,607	1,286,765
2.65%, 03/15/32 (Call 12/15/31)(a)	3,225	2,568,934
3.00%, 01/15/30 (Call 10/15/29)	3,116	2,653,843
4.00%, 03/01/29 (Call 12/01/28)	3,072	2,838,795
Extra Space Storage LP
2.20%, 10/15/30	2,281	1,819,888
2.35%, 03/15/32 (Call 12/15/31)	3,110	2,419,269
2.40%, 10/15/31(a)	3,089	2,425,029
2.55%, 06/01/31 (Call 03/01/31)	2,320	1,861,121
3.90%, 04/01/29 (Call 02/01/29)	2,180	1,996,407
4.00%, 06/15/29(a)	2,169	1,985,206
5.50%, 07/01/30(a)	1,495	1,482,458
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	2,085	1,794,509
3.50%, 06/01/30 (Call 03/01/30)(a)	2,474	2,162,274
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	4,681	3,774,213
4.00%, 01/15/30 (Call 10/15/29)(a)	3,766	3,285,659
4.00%, 01/15/31 (Call 10/15/30)(a)	4,074	3,494,554
5.30%, 01/15/29 (Call 10/15/28)(a)	3,552	3,349,191
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(a)(b)	140	126,263
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	4,153	3,198,235
2.05%, 03/15/31 (Call 12/15/30)	1,820	1,357,541
2.40%, 03/15/30 (Call 12/15/29)	1,487	1,175,753
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	3,513	2,992,505
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)(a)	2,745	2,345,400
2.88%, 01/15/31 (Call 10/15/30)(a)	3,023	2,527,958
3.00%, 01/15/30 (Call 10/15/29)(a)	4,381	3,790,889
3.50%, 07/15/29 (Call 04/15/29)	3,892	3,495,195
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)(a)	3,631	3,509,812
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	1,930	1,418,978
3.05%, 02/15/30 (Call 11/15/29)	2,353	1,841,306
4.20%, 04/15/29 (Call 01/15/29)	1,861	1,583,017
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,595	2,207,126
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	5,635	4,807,253
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,500	1,182,742

196	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	$2,225	$1,507,177
4.65%, 04/01/29 (Call 01/01/29)(a)	2,747	2,093,174
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	3,524	2,696,527
2.30%, 11/15/28 (Call 09/15/28)(a)	2,634	2,238,111
4.15%, 04/15/32 (Call 01/15/32)(a)	3,015	2,683,345
5.45%, 08/15/30	1,840	1,800,911
5.50%, 08/15/33	3,555	3,440,356
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(a)	2,480	1,746,261
3.05%, 02/15/30 (Call 11/15/29)	2,271	1,812,596
4.25%, 08/15/29 (Call 05/15/29)	1,596	1,381,878
4.75%, 12/15/28 (Call 09/15/28)(a)	2,985	2,688,746
Kimco Realty Corp.
2.25%, 12/01/31 (Call 09/01/31)(a)	2,904	2,248,386
2.70%, 10/01/30 (Call 07/01/30)(a)	3,912	3,227,547
3.20%, 04/01/32 (Call 01/01/32)	2,670	2,214,952
4.60%, 02/01/33 (Call 11/01/32)(a)	2,840	2,610,151
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	1,835	1,679,715
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	2,290	1,731,855
2.70%, 09/15/30 (Call 06/15/30)(a)	2,271	1,799,573
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	2,427	1,913,422
2.75%, 03/15/30 (Call 12/15/29)(a)	1,428	1,233,420
3.95%, 03/15/29 (Call 12/15/28)(a)	3,473	3,260,295
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,353	1,782,510
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	2,372	1,961,256
4.30%, 10/15/28 (Call 07/15/28)(a)	2,367	2,220,810
5.60%, 10/15/33	2,150	2,106,839
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	630	617,574
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	577	430,654
3.38%, 02/01/31 (Call 11/01/30)	4,375	3,533,729
3.63%, 10/01/29 (Call 07/01/29)	2,820	2,389,485
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)(a)	1,930	1,445,634
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)(a)	2,725	2,116,831
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	860	580,861
3.15%, 08/15/30 (Call 05/15/30)	2,704	1,950,401
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	4,777	3,677,853
1.63%, 03/15/31 (Call 12/15/30)(a)	1,140	886,166
1.75%, 07/01/30 (Call 04/01/30)	2,001	1,597,685
1.75%, 02/01/31 (Call 11/01/30)(a)	3,029	2,389,494
2.25%, 04/15/30 (Call 01/15/30)(a)	5,612	4,709,250
2.25%, 01/15/32 (Call 10/15/31)(a)	3,061	2,455,839
2.88%, 11/15/29 (Call 08/15/29)(a)	1,917	1,679,048
3.88%, 09/15/28 (Call 06/15/28)	1,745	1,647,821
4.00%, 09/15/28 (Call 06/15/28)(a)	2,231	2,121,910
4.38%, 02/01/29 (Call 11/01/28)(a)	1,572	1,507,791
4.63%, 01/15/33 (Call 10/15/32)(a)	4,230	4,058,118
4.75%, 06/15/33 (Call 03/15/33)	2,710	2,597,153

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage Operating Co.
1.95%, 11/09/28 (Call 09/09/28)	$3,253	$2,796,903
2.25%, 11/09/31 (Call 08/09/31)(a)	2,485	2,010,223
2.30%, 05/01/31 (Call 02/01/31)	3,148	2,589,797
3.39%, 05/01/29 (Call 02/01/29)	2,910	2,672,929
5.10%, 08/01/33	1,710	1,695,469
5.13%, 01/15/29	1,620	1,617,771
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	3,230	2,581,438
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)(a)	2,145	1,569,059
2.85%, 12/15/32 (Call 09/15/32)(a)	3,595	2,913,658
3.10%, 12/15/29 (Call 09/15/29)	3,990	3,523,208
3.25%, 06/15/29 (Call 03/15/29)(a)	2,640	2,383,275
3.25%, 01/15/31 (Call 10/15/30)	5,737	4,960,947
4.70%, 12/15/28 (Call 11/15/28)(a)	2,570	2,494,075
4.85%, 03/15/30 (Call 01/15/30)(a)	2,605	2,522,181
4.90%, 07/15/33 (Call 04/15/33)	3,155	2,995,866
5.63%, 10/13/32 (Call 07/13/32)	4,440	4,438,307
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	2,794	2,414,337
3.70%, 06/15/30 (Call 03/15/30)(a)	3,078	2,759,024
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	1,148	895,355
2.15%, 09/01/31 (Call 06/01/31)	4,345	3,354,278
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,358	3,328,629
3.90%, 10/15/29 (Call 07/15/29)(a)	2,064	1,744,002
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(a)	3,267	2,516,209
2.85%, 01/15/32 (Call 08/15/31)(a)	590	449,117
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,379	4,083,110
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(a)(b)(c)	6,625	5,545,063
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	3,425	2,728,569
2.25%, 01/15/32 (Call 10/15/31)(a)	3,938	3,050,700
2.45%, 09/13/29 (Call 06/13/29)	7,398	6,261,570
2.65%, 07/15/30 (Call 04/15/30)	4,482	3,779,984
2.65%, 02/01/32 (Call 12/01/31)(a)	3,495	2,807,114
5.50%, 03/08/33 (Call 12/08/32)(a)	3,815	3,753,407
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)(a)	2,311	1,811,486
3.20%, 02/15/31 (Call 11/15/30)(a)	1,956	1,612,478
3.40%, 01/15/30 (Call 10/15/29)	2,952	2,535,188
4.00%, 07/15/29 (Call 04/15/29)	2,422	2,177,174
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,983	1,402,975
2.75%, 11/18/30 (Call 08/18/30)	1,909	1,400,465
4.63%, 03/15/29 (Call 12/15/28)	2,180	1,876,330
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	2,850	2,396,031
2.70%, 07/15/31 (Call 04/15/31)	3,942	3,129,885
4.20%, 04/15/32 (Call 01/15/32)	3,190	2,805,203
5.70%, 01/15/33 (Call 10/15/32)(a)	2,150	2,094,752
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	2,108	1,568,159
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(a)(b)	3,345	2,921,380

S C H E D U L E O F I N V E S T M E N T S	197

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	$590	$430,452
2.10%, 08/01/32 (Call 05/01/32)	1,925	1,443,922
2.10%, 06/15/33 (Call 03/15/33)(a)	2,890	2,122,461
3.00%, 08/15/31 (Call 05/15/31)(a)	2,327	1,952,854
3.20%, 01/15/30 (Call 10/15/29)(a)	3,638	3,203,676
4.40%, 01/26/29 (Call 10/26/28)(a)	1,785	1,668,111
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,702	2,130,523
3.00%, 01/15/30 (Call 10/15/29)(a)	3,836	3,268,241
4.40%, 01/15/29 (Call 10/15/28)	4,368	4,101,053
4.75%, 11/15/30 (Call 08/15/30)	2,602	2,440,175
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)(a)	5,800	5,455,480
5.13%, 05/15/32 (Call 02/15/32)(a)	8,590	7,961,377
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	4,205	3,712,637
4.13%, 08/15/30 (Call 02/15/25)(b)	4,945	4,329,771
4.63%, 12/01/29 (Call 12/01/24)(b)	5,485	4,954,875
Vornado Realty LP, 3.40%, 06/01/31
(Call 03/01/31)(a)	2,225	1,641,950
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	4,223	3,448,482
4.13%, 09/20/28 (Call 06/20/28)(b)	2,579	2,217,535
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,360	1,908,054
3.85%, 06/15/32 (Call 03/15/32)	3,200	2,812,071
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	3,053	2,558,302
2.75%, 01/15/31 (Call 10/15/30)	3,257	2,687,162
2.80%, 06/01/31 (Call 03/01/31)	4,343	3,582,390
3.10%, 01/15/30 (Call 10/15/29)	3,965	3,445,343
4.13%, 03/15/29 (Call 12/15/28)	3,115	2,891,636
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)(a)	2,575	2,191,251
4.00%, 11/15/29 (Call 08/15/29)	4,266	3,936,742
4.00%, 04/15/30 (Call 01/15/30)	4,093	3,740,175
7.38%, 03/15/32	3,715	4,180,912
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	282	209,477
2.40%, 02/01/31 (Call 11/01/30)	2,744	2,193,189
2.45%, 02/01/32 (Call 11/01/31)	2,530	1,970,131
3.85%, 07/15/29 (Call 04/15/29)	2,308	2,077,873

		611,863,524

Retail — 2.7%
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(a)(b)	9,735	7,635,171
Advance Auto Parts Inc.
3.50%, 03/15/32 (Call 12/15/31)(a)	2,175	1,757,090
3.90%, 04/15/30 (Call 01/15/30)(a)	2,808	2,431,937
Alimentation Couche-Tard Inc., 2.95%, 01/25/30 (Call 10/25/29)(b)	4,376	3,722,132
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	2,634	2,030,494
3.85%, 03/01/32 (Call 12/01/31)(a)	3,883	3,287,368
4.75%, 06/01/30 (Call 03/01/30)(a)	2,924	2,723,324
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	3,333	2,588,488
3.75%, 04/18/29 (Call 01/18/29)(a)	1,830	1,686,427
4.00%, 04/15/30 (Call 01/15/30)(a)	4,355	4,029,676
4.75%, 08/01/32 (Call 05/01/32)(a)	3,810	3,644,329

Security	Par (000)	Value

Retail (continued)
4.75%, 02/01/33 (Call 11/01/32)(a)	$2,760	$2,616,296
5.20%, 08/01/33 (Call 05/01/33)	1,485	1,450,306
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,822	3,062,675
4.45%, 10/01/28 (Call 07/01/28)(a)	2,677	2,587,472
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	10,059	8,298,464
1.75%, 04/20/32 (Call 01/20/32)	5,625	4,473,834
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	4,434	3,534,500
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	6,167	5,480,980
5.00%, 11/01/32 (Call 08/01/32)(a)	5,100	4,856,150
5.45%, 07/05/33(a)	2,205	2,139,485
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	5,061	4,087,196
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	2,055	1,589,131
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	2,991	2,344,876
2.75%, 02/01/32 (Call 11/01/31)	3,215	2,620,539
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	7,457	5,837,933
1.88%, 09/15/31 (Call 06/15/31)	5,487	4,413,270
2.70%, 04/15/30 (Call 01/15/30)	8,229	7,225,272
2.95%, 06/15/29 (Call 03/15/29)(a)	10,234	9,294,552
3.25%, 04/15/32 (Call 01/15/32)(a)	6,643	5,902,788
3.90%, 12/06/28 (Call 09/06/28)(a)	5,586	5,369,253
4.50%, 09/15/32 (Call 06/15/32)(a)	6,802	6,643,050
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)(a)	5,882	5,006,668
1.70%, 10/15/30 (Call 07/15/30)	7,418	5,889,826
2.63%, 04/01/31 (Call 01/01/31)(a)	8,957	7,507,366
3.65%, 04/05/29 (Call 01/05/29)	8,515	7,908,676
3.75%, 04/01/32 (Call 01/01/32)(a)	8,772	7,859,461
4.50%, 04/15/30 (Call 01/15/30)	5,701	5,493,315
5.00%, 04/15/33 (Call 01/15/33)(a)	722	705,416
5.15%, 07/01/33 (Call 04/01/33)(a)	6,650	6,569,630
6.50%, 03/15/29(a)	1,731	1,855,332
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	4,132	3,483,908
2.63%, 09/01/29 (Call 06/01/29)(a)	5,370	4,751,377
3.60%, 07/01/30 (Call 04/01/30)	5,821	5,355,379
4.60%, 09/09/32 (Call 06/09/32)(a)	4,535	4,437,199
4.95%, 08/14/33	4,050	4,010,716
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	2,048	1,612,846
3.90%, 06/01/29 (Call 03/01/29)(a)	2,687	2,521,092
4.20%, 04/01/30 (Call 01/01/30)	3,000	2,812,944
4.70%, 06/15/32 (Call 03/15/32)(a)	4,825	4,613,367
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	2,984	2,336,380
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	4,330	3,647,935
2.55%, 11/15/30 (Call 08/15/30)	6,579	5,580,299
3.00%, 02/14/32 (Call 11/14/31)(a)	5,621	4,821,959
3.55%, 08/15/29 (Call 05/15/29)(a)	5,354	4,958,046
4.00%, 11/15/28 (Call 08/15/28)(a)	4,003	3,830,540
4.80%, 02/15/33 (Call 11/15/32)(a)	3,175	3,101,352
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,666	4,017,976
2.65%, 09/15/30 (Call 06/15/30)(a)	2,604	2,261,185
3.38%, 04/15/29 (Call 01/15/29)(a)	5,440	5,086,891

198	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.40%, 01/15/33 (Call 10/15/32)(a)	$3,530	$3,375,435
4.50%, 09/15/32 (Call 06/15/32)(a)	6,410	6,184,294
6.35%, 11/01/32(a)	440	480,187
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	3,037	2,440,085
3.88%, 04/15/30 (Call 01/15/30)	3,028	2,856,363
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,741	2,924,304
5.25%, 05/15/33 (Call 02/15/33)	5,330	5,220,350
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,392	2,029,474
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,782	1,589,801
3.25%, 07/08/29 (Call 04/08/29)(a)	4,010	3,733,492
4.00%, 04/15/30 (Call 02/15/30)	5,215	5,037,781
4.10%, 04/15/33(a)	7,375	7,028,127
4.15%, 09/09/32 (Call 06/09/32)(a)	6,790	6,579,667
7.55%, 02/15/30	1,955	2,264,114

		303,145,013

Savings & Loans — 0.0%
Nationwide Building Society, 3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(b)(c)	4,201	3,749,840

Semiconductors — 2.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	2,870	2,679,413
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	4,290	3,679,208
2.10%, 10/01/31 (Call 07/01/31)	6,005	4,913,998
4.25%, 10/01/32 (Call 07/01/32)	200	189,582
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	4,456	3,671,604
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	14,633	11,797,029
2.60%, 02/15/33 (Call 11/15/32)(b)	8,972	6,936,540
3.42%, 04/15/33 (Call 01/15/33)(b)	11,666	9,666,754
4.00%, 04/15/29 (Call 02/15/29)(a)(b)	4,258	3,926,987
4.11%, 09/15/28 (Call 06/15/28)	6,346	5,970,803
4.15%, 11/15/30 (Call 08/15/30)	10,460	9,563,964
4.15%, 04/15/32 (Call 01/15/32)(b)	6,894	6,175,046
4.30%, 11/15/32 (Call 08/15/32)	11,218	10,141,282
4.75%, 04/15/29 (Call 01/15/29)	9,208	8,880,151
5.00%, 04/15/30 (Call 01/15/30)(a)	3,741	3,686,225
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	6,889	5,566,792
2.45%, 11/15/29 (Call 08/15/29)	10,939	9,499,380
3.90%, 03/25/30 (Call 12/25/29)	8,710	8,142,826
4.00%, 08/05/29 (Call 06/05/29)	4,410	4,198,576
4.00%, 12/15/32(a)	4,045	3,746,777
4.15%, 08/05/32 (Call 05/05/32)(a)	6,785	6,385,071
5.13%, 02/10/30 (Call 12/10/29)	7,165	7,177,671
5.20%, 02/10/33 (Call 11/10/32)(a)	12,150	12,140,114
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	4,501	4,325,968
4.65%, 07/15/32 (Call 04/15/32)(a)	5,732	5,632,394
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,282	3,539,125
4.00%, 03/15/29 (Call 12/15/28)(a)	5,728	5,491,292
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	4,420	3,688,075

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	$7,407	$5,845,405
4.66%, 02/15/30 (Call 11/15/29)(a)	4,965	4,653,965
5.33%, 02/06/29 (Call 11/06/28)	3,968	3,890,220
5.88%, 02/09/33 (Call 11/09/32)	3,085	3,050,564
6.75%, 11/01/29 (Call 09/01/29)	6,995	7,279,379
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	7,102	5,883,654
2.85%, 04/01/30 (Call 01/01/30)	8,535	7,660,110
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)	2,775	2,780,127
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	5,154	4,166,297
2.65%, 02/15/32 (Call 11/15/31)	5,816	4,659,695
3.40%, 05/01/30 (Call 02/01/30)	5,663	4,975,120
4.30%, 06/18/29 (Call 03/18/29)(a)	6,572	6,154,474
5.00%, 01/15/33 (Call 10/15/32)(a)	5,677	5,392,390
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	3,975	3,236,107
4.38%, 10/15/29 (Call 10/15/24)(a)	4,842	4,386,922
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)(a)	7,052	5,476,858
2.15%, 05/20/30 (Call 02/20/30)(a)	7,004	5,953,914
4.25%, 05/20/32 (Call 02/20/32)	2,615	2,514,808
5.40%, 05/20/33 (Call 02/20/33)	2,860	2,961,676
SK Hynix Inc.
2.38%, 01/19/31(b)	4,508	3,502,353
6.50%, 01/17/33(a)(b)	4,500	4,547,562
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,924	2,379,120
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	4,373	3,644,494
1.90%, 09/15/31 (Call 06/15/31)	2,280	1,859,423
2.25%, 09/04/29 (Call 06/04/29)	4,143	3,605,985
3.65%, 08/16/32 (Call 05/16/32)(a)	3,170	2,892,219
4.90%, 03/14/33 (Call 12/14/32)	2,600	2,612,413
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)(a)	8,434	7,017,619
4.13%, 04/22/29 (Call 02/22/29)(a)	2,925	2,788,016
4.25%, 04/22/32 (Call 01/22/32)(a)	5,180	4,940,911
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	5,618	4,406,283
2.25%, 04/23/31 (Call 01/23/31)(b)	7,820	6,437,265
4.63%, 07/22/32 (Call 04/22/32)(a)(b)	2,160	2,116,813
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,354	3,723,532

		318,808,340

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)(a)	2,482	2,292,365

Software — 1.8%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	1,407	1,124,072
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	7,756	6,732,423
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	5,859	4,756,162
2.85%, 01/15/30 (Call 10/15/29)	3,033	2,645,578
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5,587	4,559,434
2.90%, 12/01/29 (Call 09/01/29)	4,407	3,799,015

S C H E D U L E O F I N V E S T M E N T S	199

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Concentrix Corp., 6.85%, 08/02/33	$2,815	$2,694,833
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2,609	2,087,913
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)(a)	7,119	5,746,707
3.75%, 05/21/29 (Call 02/21/29)(a)	3,327	3,086,627
5.10%, 07/15/32 (Call 04/15/32)(a)	4,035	3,952,253
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	5,681	4,775,943
3.50%, 07/01/29 (Call 04/01/29)(a)	16,005	14,607,348
4.20%, 10/01/28 (Call 07/01/28)	5,476	5,224,904
5.60%, 03/02/33 (Call 12/02/32)	5,200	5,231,338
5.63%, 08/21/33 (Call 05/21/33)	3,385	3,410,467
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)(a)	3,248	2,621,882
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	1,000	804,538
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	5,035	4,354,113
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,375	2,861,929
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	5,330	4,650,353
4.00%, 11/15/29 (Call 11/15/24)(b)	5,595	5,033,461
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	17,441	14,735,452
2.95%, 04/01/30 (Call 01/01/30)	17,700	15,342,549
3.25%, 05/15/30 (Call 02/15/30)	3,218	2,827,417
4.65%, 05/06/30 (Call 03/06/30)(a)	3,293	3,163,080
4.90%, 02/06/33 (Call 11/06/32)	8,140	7,775,673
6.15%, 11/09/29 (Call 09/09/29)	7,110	7,401,101
6.25%, 11/09/32 (Call 08/09/32)	12,340	12,915,861
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	5,582	4,381,501
2.00%, 06/30/30 (Call 03/30/30)(a)	3,438	2,802,483
2.95%, 09/15/29 (Call 06/15/29)	3,910	3,457,988
4.20%, 09/15/28 (Call 06/15/28)	4,331	4,127,058
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)(a)	8,446	6,882,130
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,268	6,502,914
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)(a)	2,745	2,471,171
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	8,704	6,785,039
4.70%, 05/15/30 (Call 02/15/30)	4,806	4,529,653
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	4,310	3,982,539
3.80%, 04/01/32 (Call 01/01/32)(a)	7,010	6,222,581

		211,067,483

Telecommunications — 4.4%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,921	4,251,148
3.63%, 04/22/29 (Call 01/22/29)	5,107	4,691,866
4.70%, 07/21/32 (Call 04/21/32)	3,725	3,535,266
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)	13,336	10,404,795
2.75%, 06/01/31 (Call 03/01/31)	16,157	13,348,002
4.30%, 02/15/30 (Call 11/15/29)	18,062	16,840,377
4.35%, 03/01/29 (Call 12/01/28)	17,071	16,151,178
Bell Telephone Co. of Canada or Bell Canada (The)
5.10%, 05/11/33(a)	5,075	4,895,788
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	1,384	1,090,339
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,645	1,391,726

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	$5,416	$4,776,034
5.13%, 12/04/28 (Call 09/04/28)(a)	3,074	3,008,756
9.13%, 12/15/30(a)	17,295	21,061,266
Deutsche Telekom International Finance BV
8.75%, 06/15/30	22,534	26,531,723
9.25%, 06/01/32	2,495	3,138,695
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(b)	130	100,750
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	2,439	1,888,526
3.75%, 08/15/29 (Call 05/15/29)(a)	2,667	2,425,327
Koninklijke KPN NV, 8.38%, 10/01/30	5,269	5,986,199
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5,284	4,210,772
2.75%, 05/24/31 (Call 02/24/31)	4,607	3,737,038
4.60%, 05/23/29 (Call 02/23/29)(a)	4,599	4,431,516
5.60%, 06/01/32 (Call 03/01/32)	3,677	3,629,410
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	5,335	4,276,613
2.63%, 05/05/31 (Call 02/05/31)(b)	9,043	7,476,097
NTT Finance Corp., 2.07%, 04/03/31 (Call 01/03/31)(a)(b)	4,809	3,921,099
Ooredoo International Finance Ltd., 2.63%, 04/08/31(b)	4,895	4,149,247
Orange SA, 9.00%, 03/01/31(a)	16,038	19,459,165
Rogers Communications Inc., 3.80%, 03/15/32	10,359	8,859,783
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,605	5,303,573
Sprint Capital Corp.
6.88%, 11/15/28	6,105	6,449,334
8.75%, 03/15/32	12,476	14,869,645
Telefonica Europe BV, 8.25%, 09/15/30(a)	11,701	13,356,868
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)(b)	970	747,657
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	4,484	3,775,640
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	5,948	4,726,992
2.40%, 03/15/29 (Call 01/15/29)	2,956	2,541,026
2.55%, 02/15/31 (Call 11/15/30)	13,956	11,500,031
2.63%, 02/15/29 (Call 02/15/24)	5,669	4,908,909
2.70%, 03/15/32 (Call 12/15/31)	4,850	3,949,293
2.88%, 02/15/31 (Call 02/15/26)	6,170	5,187,593
3.38%, 04/15/29 (Call 04/15/24)	12,330	11,052,141
3.50%, 04/15/31 (Call 04/15/26)	13,750	12,005,228
3.88%, 04/15/30 (Call 01/15/30)	38,097	34,772,091
5.05%, 07/15/33 (Call 04/15/33)	13,295	12,828,838
5.20%, 01/15/33 (Call 10/15/32)	7,170	7,026,152
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	6,922	5,408,247
1.68%, 10/30/30 (Call 07/30/30)	7,059	5,518,210
1.75%, 01/20/31 (Call 10/20/30)	12,175	9,476,457
2.36%, 03/15/32 (Call 12/15/31)	24,887	19,684,080
2.55%, 03/21/31 (Call 12/21/30)	19,752	16,259,593
3.15%, 03/22/30 (Call 12/22/29)	8,461	7,421,096
3.88%, 02/08/29 (Call 11/08/28)	6,970	6,512,722
4.02%, 12/03/29 (Call 09/03/29)	21,446	19,938,321
4.33%, 09/21/28(a)	22,679	21,720,452
4.50%, 08/10/33	3,215	2,970,417
5.05%, 05/09/33	7,892	7,657,754
7.75%, 12/01/30(a)	3,229	3,699,566

200	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
6.25%, 11/30/32(a)	$2,635	$2,760,425
7.88%, 02/15/30	7,162	8,072,031
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,550	2,698,484
3.38%, 04/29/30 (Call 01/29/30)(b)	2,390	1,947,700

		506,415,067

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	5,135	4,656,319
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	1,655	1,471,151

		6,127,470

Transportation — 1.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(a)(b)	3,221	3,094,591
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	640	742,792
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	4,435	4,094,944
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	3,010	2,494,688
2.45%, 12/02/31 (Call 09/02/31)(a)	8,818	7,821,676
2.88%, 11/15/29	2,428	2,136,426
5.75%, 03/15/33	115	116,463
7.13%, 10/15/31(a)	1,265	1,407,504
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,607	2,230,673
4.10%, 11/15/32 (Call 08/15/32)(a)	5,865	5,505,644
4.25%, 03/15/29 (Call 12/15/28)	5,705	5,507,748
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(a)(b)	2,755	2,479,097
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,948	4,908,433
3.10%, 08/05/29 (Call 05/05/29)(a)	5,686	5,093,664
4.20%, 10/17/28 (Call 07/17/28)(a)	2,375	2,289,761
4.25%, 05/15/30 (Call 02/15/30)(a)	4,271	4,053,620
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	2,393	1,873,681
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,400	2,803,621
2.55%, 11/01/29 (Call 08/01/29)	2,076	1,790,422
3.00%, 03/15/32 (Call 12/15/31)(a)	3,078	2,623,709
4.45%, 03/01/33 (Call 12/01/32)(a)	4,010	3,801,611
5.05%, 08/01/30 (Call 06/01/30)	3,240	3,207,962
7.25%, 02/15/31(a)	210	228,560
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	5,558	4,664,756
2.40%, 02/05/30 (Call 11/05/29)	4,943	4,254,652
2.80%, 02/14/32 (Call 12/15/31)	7,088	6,058,075
3.70%, 03/01/29 (Call 12/01/28)(a)	5,046	4,782,817
3.95%, 09/10/28 (Call 06/10/28)(a)	6,523	6,275,372
4.50%, 01/20/33 (Call 10/20/32)(a)	5,210	5,055,738
6.63%, 02/01/29(a)	310	335,907
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)(a)	3,460	3,067,213
3.40%, 03/15/29 (Call 12/15/28)(a)	5,221	4,886,432
4.45%, 04/01/30 (Call 01/01/30)	3,745	3,686,812
4.88%, 03/03/33 (Call 12/03/32)	5,330	5,324,471
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	210	243,818

Security	Par/ Shares (000)	Value

Transportation (continued)
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)	$6,633	$5,728,792
1.80%, 09/22/31 (Call 06/22/31)(a)	11,900	9,739,623

		134,411,768

Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	2,082	1,582,728
3.50%, 06/01/32 (Call 03/01/32)	2,322	1,952,998
4.00%, 06/30/30 (Call 03/30/30)	2,443	2,216,630
4.55%, 11/07/28 (Call 08/07/28)(a)	1,635	1,552,913
4.70%, 04/01/29 (Call 01/01/29)	2,376	2,258,442
4.90%, 03/15/33 (Call 12/15/32)(a)	1,610	1,507,132
5.45%, 09/15/33(a)	1,400	1,370,069
Penske Truck Leasing Co. LP/PTL Finance Corp
3.35%, 11/01/29 (Call 08/01/29)(b)	2,117	1,812,518
6.20%, 06/15/30 (Call 04/15/30)(a)(b)	2,470	2,481,063
SMBC Aviation Capital Finance DAC, 5.70%, 07/25/33(b)	590	571,745

		17,306,238

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,360	1,935,449
2.80%, 05/01/30 (Call 02/01/30)	2,730	2,363,594
3.45%, 06/01/29 (Call 03/01/29)	2,722	2,496,421
4.45%, 06/01/32 (Call 03/01/32)(a)	4,985	4,730,596
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	3,488	2,790,040
2.70%, 04/15/30 (Call 01/15/30)	2,439	2,052,862
3.57%, 05/01/29 (Call 02/01/29)(a)	1,922	1,759,502

		18,128,464

Total Corporate Bonds & Notes — 98.5% (Cost: $12,597,556,103)		11,262,330,644

Foreign Government Obligations

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,470	1,992,931
Korea Housing Finance Corp., 4.63%, 02/24/33(a)(b)	2,730	2,605,417
Korea National Oil Corp.
2.38%, 04/07/31(a)(b)	1,950	1,611,630
2.63%, 04/18/32(a)(b)	3,270	2,681,483

		8,891,461

Total Foreign Government Obligations — 0.1% (Cost: $9,932,582)		8,891,461

Total Long-Term Investments — 98.6% (Cost: $12,607,488,685)		11,271,222,105

Short-Term Securities

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(f)(g)(h)	1,343,928	1,344,330,705

S C H E D U L E O F I N V E S T M E N T S	201

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(f)(g)	55,800	$55,800,000

Total Short-Term Securities — 12.2% (Cost: $1,399,698,430)		1,400,130,705

Total Investments — 110.8% (Cost: $14,007,187,115)		12,671,352,810

Liabilities in Excess of Other Assets — (10.8)%		(1,235,421,380)

Net Assets — 100.0%		$11,435,931,430

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,290,306,207	$54,417,861	(a)	$—	$(90,521)	$(302,842)	$1,344,330,705	1,343,928	$3,036,709	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,842,000	35,958,000	(a)	—	—	—	55,800,000	55,800	1,346,554		—

					$(90,521)	$(302,842)	$1,400,130,705		$4,383,263		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,262,330,644	$—	$11,262,330,644
Foreign Government Obligations	—	8,891,461	—	8,891,461
Short-Term Securities
Money Market Funds	1,400,130,705	—	—	1,400,130,705

	$1,400,130,705	$11,271,222,105	$—	$12,671,352,810

202	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	203

Schedule of Investments (unaudited) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)(a)	$344	$242,397
5.40%, 10/01/48 (Call 04/01/48)	379	345,386

		587,783

Aerospace & Defense — 2.4%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	445	370,869
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	319	279,161
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	436	285,653
5.80%, 10/11/41(b)	880	875,420
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	599	480,896
3.30%, 03/01/35 (Call 09/01/34)(a)	214	168,175
3.38%, 06/15/46 (Call 12/15/45)	463	318,498
3.50%, 03/01/39 (Call 09/01/38)	450	338,493
3.50%, 03/01/45 (Call 09/01/44)	188	128,479
3.55%, 03/01/38 (Call 09/01/37)	453	347,463
3.60%, 05/01/34 (Call 02/01/34)	669	566,214
3.63%, 03/01/48 (Call 09/01/47)	453	315,901
3.65%, 03/01/47 (Call 09/01/46)	432	302,364
3.75%, 02/01/50 (Call 08/01/49)	1,222	890,994
3.83%, 03/01/59 (Call 09/01/58)(a)	187	128,982
3.85%, 11/01/48 (Call 05/01/48)	395	287,790
3.90%, 05/01/49 (Call 11/01/48)	664	496,487
3.95%, 08/01/59 (Call 02/01/59)	782	560,552
5.71%, 05/01/40 (Call 11/01/39)	2,390	2,323,521
5.81%, 05/01/50 (Call 11/01/49)	4,392	4,272,914
5.88%, 02/15/40	493	488,766
5.93%, 05/01/60 (Call 11/01/59)	2,911	2,809,922
6.63%, 02/15/38	161	168,645
6.88%, 03/15/39	502	553,077
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	416	303,264
3.60%, 11/15/42 (Call 05/15/42)	410	327,104
4.25%, 04/01/40 (Call 10/01/39)	665	591,832
4.25%, 04/01/50 (Call 10/01/49)	571	502,599
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	413	388,911
5.05%, 04/27/45 (Call 10/27/44)	132	122,105
5.60%, 07/31/53 (Call 01/31/53)	250	251,592
6.15%, 12/15/40	621	641,347
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	806	542,390
3.60%, 03/01/35 (Call 09/01/34)(a)	550	484,124
3.80%, 03/01/45 (Call 09/01/44)	915	748,484
4.07%, 12/15/42	1,225	1,063,216
4.09%, 09/15/52 (Call 03/15/52)	1,249	1,049,367
4.15%, 06/15/53 (Call 12/15/52)	795	670,102
4.30%, 06/15/62 (Call 12/15/61)	465	394,201
4.50%, 05/15/36 (Call 11/15/35)	386	365,870
4.70%, 05/15/46 (Call 11/15/45)	1,022	955,791
4.75%, 02/15/34 (Call 11/15/33)	770	759,614
5.20%, 02/15/55 (Call 08/15/54)	530	526,953
5.70%, 11/15/54 (Call 05/15/54)(a)	825	884,599
5.72%, 06/01/40(a)	114	119,643
5.90%, 11/15/63 (Call 05/15/63)	650	715,762
Series B, 6.15%, 09/01/36	740	804,164

Security	Par (000)	Value

Aerospace & Defense (continued)

Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	$549	$435,339
4.03%, 10/15/47 (Call 04/15/47)(a)	1,856	1,527,396
4.75%, 06/01/43	826	750,266
4.95%, 03/15/53 (Call 09/15/52)(a)	900	843,016
5.05%, 11/15/40	411	389,891
5.15%, 05/01/40 (Call 11/01/39)	552	529,469
5.25%, 05/01/50 (Call 11/01/49)	694	682,006
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	821	513,267
3.03%, 03/15/52 (Call 09/15/51)(a)	1,039	683,161
3.13%, 07/01/50 (Call 01/01/50)	1,015	688,466
3.75%, 11/01/46 (Call 05/01/46)	825	627,755
4.05%, 05/04/47 (Call 11/04/46)	544	439,538
4.15%, 05/15/45 (Call 11/16/44)	873	710,308
4.20%, 12/15/44 (Call 06/15/44)	260	200,983
4.35%, 04/15/47 (Call 10/15/46)	1,040	874,991
4.45%, 11/16/38 (Call 05/16/38)	543	480,498
4.50%, 06/01/42	2,591	2,259,711
4.63%, 11/16/48 (Call 05/16/48)	1,566	1,376,842
4.70%, 12/15/41	320	284,693
4.80%, 12/15/43 (Call 06/15/43)	596	529,270
4.88%, 10/15/40	427	390,557
5.38%, 02/27/53 (Call 08/27/52)	1,035	1,008,852
5.40%, 05/01/35	210	209,538
5.70%, 04/15/40	440	440,414
6.05%, 06/01/36	370	385,994
6.13%, 07/15/38	535	559,643

		48,794,134

Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	1,284	874,874
3.70%, 02/04/51 (Call 08/04/50)	1,176	767,665
3.88%, 09/16/46 (Call 03/16/46)	1,169	804,968
4.00%, 02/04/61 (Call 08/04/60)	634	428,999
4.25%, 08/09/42	792	599,951
4.45%, 05/06/50 (Call 11/06/49)	528	391,661
4.50%, 05/02/43	676	526,821
5.38%, 01/31/44(a)	1,464	1,359,363
5.80%, 02/14/39 (Call 08/14/38)	1,698	1,654,442
5.95%, 02/14/49 (Call 08/14/48)	2,005	1,866,881
6.20%, 02/14/59 (Call 08/14/58)(a)	317	318,524
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	480	309,384
3.75%, 09/15/47 (Call 03/15/47)	251	199,252
4.02%, 04/16/43	680	561,336
4.50%, 03/15/49 (Call 09/15/48)	358	321,209
4.54%, 03/26/42	386	345,214
5.38%, 09/15/35	700	713,180
5.77%, 03/01/41(a)(c)	335	336,367
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	684	476,734
3.98%, 09/25/50 (Call 03/25/50)	830	548,856
4.39%, 08/15/37 (Call 02/15/37)	1,792	1,419,106
4.54%, 08/15/47 (Call 02/15/47)	1,960	1,425,297
4.76%, 09/06/49 (Call 03/06/49)	857	635,182
5.28%, 04/02/50 (Call 10/02/49)	590	472,704
5.65%, 03/16/52 (Call 09/16/51)	609	509,611
7.08%, 08/02/43 (Call 02/02/43)	450	447,463
7.08%, 08/02/53 (Call 02/02/53)	565	556,248

204	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	$520	$359,310
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	363	284,384
4.38%, 04/22/52 (Call 10/22/51)(b)	435	374,641
4.76%, 11/23/45(b)	785	714,092
Philip Morris International Inc.
3.88%, 08/21/42	816	637,188
4.13%, 03/04/43	624	495,685
4.25%, 11/10/44	890	722,078
4.38%, 11/15/41	735	607,862
4.50%, 03/20/42	719	610,274
4.88%, 11/15/43	534	469,449
6.38%, 05/16/38	1,203	1,292,320
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	622	575,301
5.85%, 08/15/45 (Call 02/15/45)	1,936	1,681,741
6.15%, 09/15/43	441	403,677
7.25%, 06/15/37	513	539,219

		28,638,513

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	962	774,752
3.38%, 11/01/46 (Call 05/01/46)	324	250,746
3.38%, 03/27/50 (Call 09/27/49)(a)	1,162	897,154
3.63%, 05/01/43 (Call 11/01/42)(a)	520	432,930
3.88%, 11/01/45 (Call 05/01/45)(a)	728	623,037
VF Corp.
6.00%, 10/15/33(a)	141	134,757
6.45%, 11/01/37	280	274,613

		3,387,989

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(a)	479	296,667
4.88%, 10/01/43 (Call 04/01/43)	332	303,553
General Motors Co.
5.00%, 04/01/35	569	508,044
5.15%, 04/01/38 (Call 10/01/37)	923	805,465
5.20%, 04/01/45	951	785,871
5.40%, 04/01/48 (Call 10/01/47)	687	571,451
5.95%, 04/01/49 (Call 10/01/48)(a)	861	772,091
6.25%, 10/02/43	1,269	1,193,238
6.60%, 04/01/36 (Call 10/01/35)	1,003	1,008,150
6.75%, 04/01/46 (Call 10/01/45)	687	677,865

		6,922,395

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,356	826,029
4.15%, 05/01/52 (Call 11/01/51)	935	694,839
4.40%, 10/01/46 (Call 04/01/46)(a)	160	121,299
5.40%, 03/15/49 (Call 09/15/48)(a)	230	201,860
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	320	252,885
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	290	189,045
5.25%, 05/15/49 (Call 11/15/48)	499	433,328

		2,719,285

Banks — 7.6%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(d)	4,134	2,846,639

Security	Par (000)	Value

Banks (continued)
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(d)	$1,102	$706,456
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(d)	1,858	1,225,387
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(d)	2,698	2,016,892
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(d)	1,262	991,646
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(d)	1,328	1,116,188
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(d)	4,769	3,832,469
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(d)	1,432	1,247,879
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)(d)	2,038	1,726,397
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(d)	1,841	1,571,209
4.88%, 04/01/44	591	554,378
5.00%, 01/21/44	1,561	1,484,692
5.88%, 02/07/42	1,361	1,409,405
6.11%, 01/29/37	1,512	1,566,144
7.75%, 05/14/38	1,317	1,541,098
Series L, 4.75%, 04/21/45(a)	623	558,937
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(d)	854	622,377
Bank of America NA, 6.00%, 10/15/36	891	935,557
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	1,057	723,336
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)(d)	555	387,634
4.95%, 01/10/47	1,413	1,219,559
5.25%, 08/17/45(a)	1,367	1,225,325
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	620	404,232
BPCE SA, 3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	465	301,812
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(d)	1,091	749,326
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(d)	410	336,712
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(d)	1,040	865,683
4.65%, 07/30/45	1,246	1,073,099
4.65%, 07/23/48 (Call 06/23/48)	2,307	2,002,388
4.75%, 05/18/46	1,734	1,454,305
5.30%, 05/06/44	855	778,133
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(d)	1,126	1,069,710
5.88%, 01/30/42	844	856,349
6.13%, 08/25/36	418	427,534
6.68%, 09/13/43	1,021	1,071,801
6.88%, 03/05/38	210	225,828
6.88%, 02/15/98	124	135,188
8.13%, 07/15/39	1,636	2,037,171
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	1,035	703,692
3.74%, 09/12/39(b)	1,005	746,078
3.90%, 07/12/47(a)(b)	889	737,731

S C H E D U L E O F I N V E S T M E N T S	205

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 01/10/48(a)(b)	$1,057	$785,436
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,580	1,608,590
5.25%, 08/04/45(a)	901	822,569
5.75%, 12/01/43	857	840,209
5.80%, 09/30/2110(a)(b)	220	197,710
Credit Agricole SA, 2.81%, 01/11/41(b)	1,007	655,199
Fifth Third Bancorp., 8.25%, 03/01/38	1,126	1,271,240
Goldman Sachs Group Inc.,
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(d)	1,577	1,088,958
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(d)	2,004	1,444,473
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(d)	1,998	1,470,910
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(d)	1,945	1,617,345
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(d)	1,236	1,070,732
4.75%, 10/21/45 (Call 04/21/45)	1,571	1,411,388
4.80%, 07/08/44 (Call 01/08/44)	1,642	1,463,408
5.15%, 05/22/45	1,956	1,797,935
6.25%, 02/01/41	2,103	2,221,649
6.45%, 05/01/36	721	750,768
6.75%, 10/01/37	4,209	4,462,207
HSBC Bank USA NA/New York
5.63%, 08/15/35	331	314,466
7.00%, 01/15/39	855	923,718
HSBC Holdings PLC
5.25%, 03/14/44(a)	715	628,271
6.10%, 01/14/42(a)	787	823,688
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(d)	1,918	1,934,059
6.50%, 05/02/36	1,879	1,872,771
6.50%, 09/15/37	2,464	2,460,441
6.80%, 06/01/38	1,045	1,048,730
HSBC USA Inc., 7.20%, 07/15/97	237	261,162
Intesa Sanpaolo SpA, 7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(b)(d)	1,585	1,557,272
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(d)	1,537	1,036,429
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	1,287	950,397
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(d)	1,876	1,269,792
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(d)	1,671	1,228,468
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	3,036	2,133,140
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	1,882	1,586,795
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	1,585	1,246,769
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	2,961	2,350,502
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	1,267	1,020,801
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	1,713	1,438,379

Security	Par (000)	Value

Banks (continued)
4.85%, 02/01/44(a)	$969	$911,943
4.95%, 06/01/45	1,193	1,096,533
5.40%, 01/06/42	1,154	1,153,043
5.50%, 10/15/40	1,231	1,238,436
5.60%, 07/15/41	1,608	1,630,099
5.63%, 08/16/43(a)	1,114	1,108,942
6.40%, 05/15/38	1,996	2,198,243
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)(d)	1,000	654,566
4.34%, 01/09/48	1,299	970,438
5.30%, 12/01/45(a)	688	608,344
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,314	1,086,438
4.15%, 03/07/39(a)	440	380,404
4.29%, 07/26/38(a)	361	319,354
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)(d)	1,775	1,125,703
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	1,727	1,272,043
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(d)	1,507	1,257,948
4.30%, 01/27/45	2,521	2,141,880
4.38%, 01/22/47	1,785	1,527,328
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	751	661,216
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(d)	1,922	1,934,434
6.38%, 07/24/42	1,641	1,792,768
MUFG Bank Ltd., 4.70%, 03/10/44(b)	63	55,854
National Australia Bank Ltd., 2.65%, 01/14/41(b)	566	344,352
Regions Bank/Birmingham AL, 6.45%, 06/26/37	510	501,283
Regions Financial Corp., 7.38%, 12/10/37	370	391,624
Societe Generale SA
3.63%, 03/01/41(a)(b)	749	483,461
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(b)(d)	695	463,209
5.63%, 11/24/45(a)(b)	210	173,931
7.37%, 01/10/53(b)	1,027	996,635
Standard Chartered PLC
5.30%, 01/09/43(b)	722	616,641
5.70%, 03/26/44(a)(b)	1,243	1,126,248
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	728	477,732
2.93%, 09/17/41(a)	498	345,586
3.05%, 01/14/42	275	201,869
6.18%, 07/13/43	985	989,928
UBS AG/London, 4.50%, 06/26/48(a)(b)	867	771,272
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(b)(d)	1,187	825,038
4.88%, 05/15/45	1,621	1,444,185
Wachovia Corp.
5.50%, 08/01/35	745	719,127
7.50%, 04/15/35	302	337,054
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	2,948	2,110,164
3.90%, 05/01/45	1,864	1,459,094

206	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.40%, 06/14/46	$1,682	$1,333,298
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	2,660	2,250,504
4.65%, 11/04/44	1,587	1,312,887
4.75%, 12/07/46	1,455	1,209,655
4.90%, 11/17/45	1,863	1,599,382
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	4,658	4,206,060
5.38%, 02/07/35(a)	285	277,727
5.38%, 11/02/43	1,642	1,512,090
5.61%, 01/15/44	2,163	2,036,064
5.95%, 12/01/86	245	236,056
Wells Fargo Bank NA
5.85%, 02/01/37	860	858,013
5.95%, 08/26/36	410	405,673
6.60%, 01/15/38(a)	940	994,315
Westpac Banking Corp.
2.96%, 11/16/40	1,082	703,197
3.13%, 11/18/41	1,050	685,586
4.42%, 07/24/39	820	660,557

		156,738,606

Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,597	4,399,832
4.90%, 02/01/46 (Call 08/01/45)	7,934	7,380,596
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	822	746,378
4.70%, 02/01/36 (Call 08/01/35)	675	646,049
4.90%, 02/01/46 (Call 08/01/45)	1,693	1,574,912
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	10	8,176
4.35%, 06/01/40 (Call 12/01/39)	990	885,660
4.38%, 04/15/38 (Call 10/15/37)	1,217	1,114,331
4.44%, 10/06/48 (Call 04/06/48)	1,446	1,266,865
4.50%, 06/01/50 (Call 12/01/49)	1,440	1,285,009
4.60%, 04/15/48 (Call 10/15/47)	1,858	1,673,328
4.60%, 06/01/60 (Call 12/01/59)	465	405,443
4.75%, 04/15/58 (Call 10/15/57)(a)	813	727,738
4.95%, 01/15/42	1,170	1,116,309
5.45%, 01/23/39 (Call 07/23/38)	1,612	1,636,369
5.55%, 01/23/49 (Call 07/23/48)	3,627	3,715,161
5.80%, 01/23/59 (Call 07/23/58)	1,653	1,733,324
5.88%, 06/15/35(a)	230	244,423
8.00%, 11/15/39	369	456,743
8.20%, 01/15/39	1,108	1,416,114
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	462	423,988
5.30%, 05/15/48 (Call 11/15/47)(b)	518	475,553
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43 (Call 12/15/42)(b)	390	383,482
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)(a)	320	248,392
4.00%, 04/15/38 (Call 10/15/37)	190	164,760
4.50%, 07/15/45 (Call 01/15/45)	265	236,937
Coca-Cola Co. (The)
2.50%, 06/01/40	1,004	725,618
2.50%, 03/15/51(a)	1,314	850,238
2.60%, 06/01/50	1,322	879,537
2.75%, 06/01/60(a)	846	549,915

Security	Par (000)	Value

Beverages (continued)
2.88%, 05/05/41(a)	$660	$499,064
3.00%, 03/05/51(a)	1,374	992,934
4.20%, 03/25/50	472	424,797
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	389	378,923
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	465	353,872
4.10%, 02/15/48 (Call 08/15/47)	490	389,017
4.50%, 05/09/47 (Call 11/09/46)	473	394,483
5.25%, 11/15/48 (Call 05/15/48)	451	421,336
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	498	409,179
5.88%, 09/30/36	337	355,810
Diageo Investment Corp.
4.25%, 05/11/42	385	334,974
7.45%, 04/15/35	445	531,374
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)(a)	310	226,185
4.38%, 05/10/43	150	126,116
Heineken NV
4.00%, 10/01/42(a)(b)	486	391,246
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	325	269,507
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	483	331,728
3.80%, 05/01/50 (Call 11/01/49)	629	477,754
4.42%, 12/15/46 (Call 06/15/46)	332	274,771
4.50%, 11/15/45 (Call 05/15/45)	609	519,466
4.50%, 04/15/52 (Call 10/15/51)	1,045	889,562
5.09%, 05/25/48 (Call 11/25/47)	235	216,906
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,359	1,077,013
5.00%, 05/01/42	1,313	1,187,139
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	936	679,540
2.75%, 10/21/51 (Call 04/21/51)	1,211	818,705
2.88%, 10/15/49 (Call 04/15/49)	1,007	711,949
3.38%, 07/29/49 (Call 01/29/49)	540	415,541
3.45%, 10/06/46 (Call 04/06/46)	727	576,620
3.50%, 03/19/40 (Call 09/19/39)	240	197,171
3.60%, 08/13/42	240	198,669
3.63%, 03/19/50 (Call 09/19/49)	973	782,655
3.88%, 03/19/60 (Call 09/19/59)	304	248,488
4.00%, 03/05/42	282	244,232
4.00%, 05/02/47 (Call 11/02/46)(a)	75	65,863
4.20%, 07/18/52 (Call 01/18/52)(a)	674	598,112
4.25%, 10/22/44 (Call 04/22/44)(a)	55	47,672
4.45%, 04/14/46 (Call 10/14/45)	869	803,159
4.60%, 07/17/45 (Call 01/17/45)(a)	345	315,052
4.65%, 02/15/53 (Call 08/15/52)	679	650,110
4.88%, 11/01/40	562	549,292
5.50%, 01/15/40	100	104,448
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(b)	277	170,607
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	691	680,235

		57,702,456

Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	1,078	644,581
2.80%, 08/15/41 (Call 02/15/41)	1,147	791,131
3.00%, 01/15/52 (Call 07/15/51)(a)	1,015	661,281
3.15%, 02/21/40 (Call 08/21/39)	1,469	1,096,000

S C H E D U L E O F I N V E S T M E N T S	207

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.38%, 02/21/50 (Call 08/21/49)	$1,765	$1,234,980
4.20%, 02/22/52 (Call 08/22/51)	815	649,642
4.40%, 05/01/45 (Call 11/01/44)	1,825	1,535,596
4.40%, 02/22/62 (Call 08/22/61)	980	776,163
4.56%, 06/15/48 (Call 12/15/47)	1,275	1,085,074
4.66%, 06/15/51 (Call 12/15/50)	2,774	2,392,368
4.88%, 03/01/53 (Call 09/01/52)	955	847,516
4.95%, 10/01/41	682	623,265
5.15%, 11/15/41 (Call 05/15/41)	833	778,767
5.60%, 03/02/43 (Call 09/02/42)	2,175	2,134,155
5.65%, 06/15/42 (Call 12/15/41)	854	837,212
5.65%, 03/02/53 (Call 09/02/52)	3,470	3,439,968
5.75%, 03/15/40	410	405,195
5.75%, 03/02/63 (Call 09/02/62)	1,955	1,930,650
6.38%, 06/01/37	371	394,471
6.40%, 02/01/39	525	557,381
6.90%, 06/01/38(a)	50	53,338
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(a)	310	290,656
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,359	887,275
3.25%, 02/15/51 (Call 08/15/50)	562	374,010
5.20%, 09/15/45 (Call 03/15/45)	875	821,678
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(b)	210	189,506
4.75%, 04/27/52 (Call 10/27/51)(b)	1,270	1,141,447
4.95%, 04/27/62 (Call 10/27/61)(b)	400	356,645
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)(a)	746	521,181
2.80%, 10/01/50 (Call 04/01/50)(a)	1,356	872,636
4.00%, 09/01/36 (Call 03/01/36)	575	507,575
4.15%, 03/01/47 (Call 09/01/46)	1,485	1,242,644
4.50%, 02/01/45 (Call 08/01/44)	1,375	1,208,795
4.60%, 09/01/35 (Call 03/01/35)	847	803,801
4.75%, 03/01/46 (Call 09/01/45)	1,961	1,785,607
4.80%, 04/01/44 (Call 10/01/43)	1,495	1,375,221
5.65%, 12/01/41 (Call 06/01/41)	843	859,715
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	633	393,472
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	774	532,242
3.35%, 09/02/51 (Call 03/02/51)	647	401,376
3.55%, 09/02/50 (Call 03/02/50)(a)	886	579,253

		38,013,469

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,341	1,007,912
3.58%, 04/05/50 (Call 10/05/49)(a)	1,622	1,161,715
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	200	160,886
4.50%, 04/04/48 (Call 10/04/47)(b)	509	418,145
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	381	339,039
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	360	277,304
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	340	328,788
6.88%, 09/29/39(b)	185	186,208
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(b)	220	179,899
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)(a)	568	479,056

Security	Par (000)	Value

Building Materials (continued)
4.63%, 07/02/44 (Call 01/02/44)	$335	$288,388
4.95%, 07/02/64 (Call 01/02/64)(c)	256	217,743
5.13%, 09/14/45 (Call 03/14/45)	218	200,489
6.00%, 01/15/36	412	424,354
Lafarge SA, 7.13%, 07/15/36	285	312,277
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	723	485,026
4.25%, 12/15/47 (Call 06/15/47)	449	364,567
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)(a)	279	171,336
4.50%, 05/15/47 (Call 11/15/46)(a)	312	243,943
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	507	407,123
4.40%, 01/30/48 (Call 07/30/47)	494	400,852
7.00%, 12/01/36	289	314,132
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)(a)	205	168,199
5.75%, 06/15/43	358	358,642
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	283	242,693
4.65%, 11/01/44 (Call 05/01/44)	211	180,577
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	216,765
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)(a)	595	503,994
4.70%, 03/01/48 (Call 09/01/47)	424	368,235

		10,408,287

Chemicals — 1.7%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	485	367,830
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	677	492,614
2.80%, 05/15/50 (Call 11/15/49)(a)	782	533,345
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)(a)	288	262,023
5.65%, 06/01/52 (Call 12/01/51)(a)	411	372,500
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)(b)	300	272,024
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	850	653,790
CF Industries Inc.
4.95%, 06/01/43	775	655,075
5.15%, 03/15/34	720	679,673
5.38%, 03/15/44	501	443,206
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	881	629,595
4.25%, 10/01/34 (Call 04/01/34)	266	239,775
4.38%, 11/15/42 (Call 05/15/42)	1,068	880,998
4.63%, 10/01/44 (Call 04/01/44)	417	349,798
4.80%, 05/15/49 (Call 11/15/48)	694	591,501
5.25%, 11/15/41 (Call 05/15/41)	801	745,447
5.55%, 11/30/48 (Call 05/30/48)	959	914,611
6.90%, 05/15/53 (Call 11/15/52)	835	929,516
9.40%, 05/15/39	451	596,112
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,467	1,438,097
5.42%, 11/15/48 (Call 05/15/48)	1,677	1,623,510
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)(a)	493	401,060
4.80%, 09/01/42 (Call 03/01/42)(a)	710	601,147

208	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	$438	$249,273
2.70%, 12/15/51 (Call 06/15/51)(a)	845	534,920
2.75%, 08/18/55 (Call 02/18/55)	617	376,987
3.95%, 12/01/47 (Call 06/01/47)(a)	365	297,188
5.50%, 12/08/41	300	297,956
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	555	414,769
6.38%, 05/18/53 (Call 11/18/52)	415	396,539
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(b)	387	261,095
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	528	351,219
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,185	736,687
4.38%, 06/01/47 (Call 12/01/46)	475	338,870
5.00%, 09/26/48 (Call 03/26/48)(a)	620	492,510
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	227	123,948
3.55%, 11/07/42 (Call 05/07/42)	600	473,967
Lubrizol Corp. (The), 6.50%, 10/01/34	385	444,202
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	825	698,772
5.25%, 07/15/43	709	629,069
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	599	430,503
3.63%, 04/01/51 (Call 10/01/50)	859	578,978
3.80%, 10/01/60 (Call 04/01/60)	490	319,069
4.20%, 10/15/49 (Call 04/15/49)	782	581,381
4.20%, 05/01/50 (Call 11/01/49)	839	622,457
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	872	684,469
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)(a)	330	275,400
5.45%, 11/15/33 (Call 05/15/33)(a)	113	110,078
5.63%, 11/15/43 (Call 05/15/43)	445	411,281
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)(a)	522	390,209
4.13%, 03/15/35 (Call 09/15/34)	272	236,158
4.90%, 06/01/43 (Call 12/01/42)	435	380,093
5.00%, 04/01/49 (Call 10/01/48)(a)	643	559,591
5.25%, 01/15/45 (Call 07/15/44)	428	384,549
5.63%, 12/01/40	592	561,801
5.80%, 03/27/53 (Call 09/27/52)(a)	567	553,242
5.88%, 12/01/36(a)	458	450,156
6.13%, 01/15/41 (Call 07/15/40)	330	330,731
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(b)	210	171,434
5.88%, 09/17/44(b)	791	693,187
PPG Industries Inc., 5.50%, 11/15/40	50	45,536
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(a)	195	146,660
5.25%, 06/01/45 (Call 12/01/44)(a)	199	171,448
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	457	287,412
3.30%, 05/15/50 (Call 11/15/49)	503	340,224
3.80%, 08/15/49 (Call 02/15/49)	371	278,263
4.00%, 12/15/42 (Call 06/15/42)	294	230,194
4.50%, 06/01/47 (Call 12/01/46)	1,244	1,060,584
4.55%, 08/01/45 (Call 02/01/45)	362	301,701

Security	Par (000)	Value

Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	$541	$361,669
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	310	239,666
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)(a)	272	178,260
3.13%, 08/15/51 (Call 02/15/51)(a)	531	326,208
3.38%, 08/15/61 (Call 02/15/61)	331	193,652
4.38%, 11/15/47 (Call 05/15/47)(a)	455	351,043
5.00%, 08/15/46 (Call 02/15/46)	585	491,556

		35,520,061

Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	295	252,811
5.40%, 02/01/43 (Call 08/01/42)(a)	295	257,669
6.00%, 08/15/40 (Call 02/15/40)	340	321,757
6.13%, 10/01/35(a)	200	196,614
6.25%, 07/15/41 (Call 01/15/41)	342	332,799

		1,361,650

Commercial Services — 1.8%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/02/41)(b)	120	78,772
American University (The), Series 2019, 3.67%, 04/01/49(a)	405	315,010
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	323	227,130
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)(a)	225	139,544
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	133	86,329
4.32%, 08/01/45	343	300,994
4.70%, 11/01/2111	385	315,777
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	195	184,296
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	150	99,271
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	380	313,404
5.63%, 09/25/48(b)	979	903,214
6.85%, 07/02/37(a)(b)	1,990	2,128,675
Duke University
3.20%, 10/01/38(a)	175	141,342
3.30%, 10/01/46(a)	200	149,685
Series 2020, 2.68%, 10/01/44	432	305,727
Series 2020, 2.76%, 10/01/50	214	143,478
Series 2020, 2.83%, 10/01/55	410	270,411
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(a)	440	302,720
Equifax Inc., 7.00%, 07/01/37	255	267,233
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	315	255,997
4.50%, 02/15/45 (Call 08/15/44)(b)	324	273,929
5.40%, 05/01/53(b)	920	901,246
5.63%, 03/15/42(b)	422	414,947
6.70%, 06/01/34(b)	680	738,386
7.00%, 10/15/37(b)	925	1,040,919
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	445	360,283
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	105	65,988

S C H E D U L E O F I N V E S T M E N T S	209

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)(a)	$425	$253,347
George Washington University (The)
4.87%, 09/15/45	240	222,179
Series 2014, 4.30%, 09/15/44	297	254,306
Series 2016, 3.55%, 09/15/46	265	196,208
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	657	557,369
Georgetown University (The)
5.12%, 04/01/53(a)	20	19,239
Series 20A, 2.94%, 04/01/50	221	145,873
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	185	163,421
Series B, 4.32%, 04/01/49 (Call 10/01/48)(a)	615	529,361
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	544	398,489
5.95%, 08/15/52 (Call 02/15/52)	600	572,481
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	225	193,354
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	375	339,215
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	443	377,959
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	215	134,506
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)(a)	363	227,420
3.46%, 05/01/47	355	276,615
3.65%, 05/01/48 (Call 11/01/47)	502	411,720
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	430	307,922
3.89%, 07/01/2116	189	141,283
3.96%, 07/01/38	114	102,466
4.68%, 07/01/2114	404	363,970
5.60%, 07/01/2111	527	565,440
Series F, 2.99%, 07/01/50 (Call 01/01/50)	344	246,911
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	1,015	625,135
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	176	132,319
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	565	299,291
2.75%, 08/19/41 (Call 02/19/41)(a)	555	383,124
3.10%, 11/29/61 (Call 05/29/61)(a)	410	259,419
3.25%, 05/20/50 (Call 11/20/49)(a)	179	123,321
3.75%, 02/25/52 (Call 08/25/51)	375	286,669
4.88%, 12/17/48 (Call 06/17/48)(a)	279	253,647
5.25%, 07/15/44	430	412,798
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	162,512
Northwestern University
3.69%, 12/01/38	355	309,381
3.87%, 12/01/48(a)	230	191,776
4.64%, 12/01/44	410	389,261
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	180	140,124
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	125	82,859
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(a)	825	585,451
5.05%, 06/01/52 (Call 12/01/51)(a)	720	697,157
5.25%, 06/01/62 (Call 12/01/61)(a)	701	666,933
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	315	293,285
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	347	224,456
3.15%, 07/15/46 (Call 01/15/46)	450	333,477
3.30%, 07/15/56 (Call 01/15/56)	315	227,089
3.62%, 10/01/37	252	215,645

Security	Par (000)	Value

Commercial Services (continued)
3.75%, 11/15/52 (Call 05/15/52)	$375	$307,497
4.88%, 10/15/40(a)	150	146,158
6.50%, 01/15/39(b)	455	518,577
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	505	342,310
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	447	279,164
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	675	366,350
3.25%, 12/01/49 (Call 06/01/49)	778	557,792
3.70%, 03/01/52 (Call 09/01/51)	991	770,735
3.90%, 03/01/62 (Call 09/01/61)	396	310,482
4.50%, 05/15/48 (Call 11/15/47)(a)	200	171,509
6.55%, 11/15/37	50	53,378
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	305	215,354
Trustees of Boston College
3.13%, 07/01/52(a)	372	265,475
3.99%, 07/01/47	160	128,365
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	305	259,340
Trustees of Dartmouth College, 3.47%, 06/01/46	320	249,475
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	50	44,376
5.70%, 03/01/39(a)	836	899,293
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	155	100,776
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	240	167,058
4.67%, 09/01/2112	250	210,181
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	250	154,891
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)(a)	115	75,709
Series 2012, 5.02%, 04/15/2112(a)	200	157,612
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	160	112,626
4.00%, 10/01/53 (Call 04/01/53)	395	326,260
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	230	172,927
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	255	170,831
University of Miami, 4.06%, 04/01/52	415	340,933
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	506	401,317
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(a)	298	233,782
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	426	282,631
3.03%, 10/01/39	1,035	825,847
4.98%, 10/01/53 (Call 04/01/53)(a)	125	122,711
5.25%, 10/01/2111(a)	220	208,761
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	280	230,822
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	384	262,348
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(a)	70	40,903
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	562	399,611
5.50%, 06/15/45 (Call 12/15/44)	263	242,656
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(a)	550	423,160
4.35%, 04/15/2122 (Call 10/15/2121)	110	89,254
Wesleyan University, 4.78%, 07/01/2116	221	175,463
William Marsh Rice University
3.57%, 05/15/45(a)	68	54,755
3.77%, 05/15/55(a)	220	174,809

210	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	$130	$79,472
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	366	228,631

		37,373,257

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,145	818,314
2.40%, 08/20/50 (Call 02/20/50)	950	611,015
2.55%, 08/20/60 (Call 02/20/60)(a)	1,396	877,867
2.65%, 05/11/50 (Call 11/11/49)	1,865	1,242,172
2.65%, 02/08/51 (Call 08/08/50)	2,631	1,749,167
2.70%, 08/05/51 (Call 02/05/51)	1,541	1,026,163
2.80%, 02/08/61 (Call 08/08/60)	1,326	856,334
2.85%, 08/05/61 (Call 02/05/61)	1,269	826,121
2.95%, 09/11/49 (Call 03/11/49)	1,241	885,359
3.45%, 02/09/45	1,895	1,537,516
3.75%, 09/12/47 (Call 03/12/47)	885	738,366
3.75%, 11/13/47 (Call 05/13/47)	987	821,363
3.85%, 05/04/43	2,419	2,097,872
3.85%, 08/04/46 (Call 02/04/46)	1,836	1,555,991
3.95%, 08/08/52 (Call 02/08/52)	1,626	1,377,601
4.10%, 08/08/62 (Call 02/08/62)	985	824,211
4.25%, 02/09/47 (Call 08/09/46)	705	643,400
4.38%, 05/13/45	1,717	1,580,634
4.45%, 05/06/44(a)	1,027	976,605
4.50%, 02/23/36 (Call 08/23/35)(a)	1,068	1,067,625
4.65%, 02/23/46 (Call 08/23/45)	2,973	2,847,840
4.85%, 05/10/53 (Call 11/10/52)(a)	1,080	1,065,695
Dell Inc.
5.40%, 09/10/40(a)	306	281,529
6.50%, 04/15/38	270	274,291
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	875	616,190
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	1,050	683,648
8.10%, 07/15/36 (Call 01/15/36)	942	1,082,249
8.35%, 07/15/46 (Call 01/15/46)	624	765,310
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	579	600,018
6.35%, 10/15/45 (Call 04/15/45)	1,215	1,246,290
HP Inc., 6.00%, 09/15/41(a)	1,047	1,031,049
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	605	430,469
2.95%, 05/15/50 (Call 11/15/49)(a)	751	482,448
3.43%, 02/09/52 (Call 08/09/51)(a)	817	574,256
4.00%, 06/20/42(a)	1,014	834,939
4.15%, 05/15/39	1,621	1,392,691
4.25%, 05/15/49	2,338	1,931,541
4.70%, 02/19/46(a)	547	484,876
4.90%, 07/27/52 (Call 01/27/52)	695	631,932
5.10%, 02/06/53 (Call 08/06/52)(a)	665	622,960
5.60%, 11/30/39(a)	580	584,146
7.13%, 12/01/96(a)	142	171,919
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	552	376,396

		41,126,378

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	515	430,282
4.00%, 08/15/45(a)	420	371,992

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	$521	$360,751
3.70%, 08/15/42	231	178,078
4.15%, 03/15/47 (Call 09/15/46)(a)	417	350,709
4.38%, 06/15/45 (Call 12/15/44)	511	435,474
6.00%, 05/15/37	305	325,196
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52 (Call 09/24/51)	876	704,324
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)(b)	1,445	1,414,993
5.10%, 03/22/43 (Call 09/22/42)(a)(b)	935	917,098
5.20%, 03/22/63 (Call 09/22/62)(b)	590	577,257
Procter & Gamble Co. (The)
3.50%, 10/25/47(a)	240	192,453
3.55%, 03/25/40	581	499,027
3.60%, 03/25/50	517	424,527
5.50%, 02/01/34	145	154,154
5.55%, 03/05/37(a)	775	837,652
5.80%, 08/15/34	445	491,414
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	467	306,438

		8,971,819

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	260	206,719
4.20%, 05/15/47 (Call 11/15/46)	350	302,834
4.60%, 06/15/45 (Call 12/15/44)	676	618,317

		1,127,870

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)(a)	987	782,478
3.85%, 10/29/41 (Call 04/29/41)	1,327	984,758
American Express Co., 4.05%, 12/03/42(a)	1,466	1,244,649
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	300	190,320
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	318	183,401
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	430	254,238
3.20%, 01/30/52 (Call 07/30/51)(b)	755	480,124
3.50%, 09/10/49 (Call 03/10/49)(b)	325	212,183
4.00%, 10/02/47 (Call 04/02/47)(b)	265	191,814
4.45%, 07/15/45(a)(b)	270	211,234
5.00%, 06/15/44(a)(b)	341	290,402
6.25%, 08/15/42(a)(b)	340	324,745
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	240	143,806
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	552	360,190
3.63%, 02/15/52 (Call 08/15/51)	485	321,735
4.70%, 09/20/47 (Call 03/20/47)	649	532,835
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	461	298,869
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	698	422,373
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	556	484,119
5.30%, 09/15/43 (Call 03/15/43)	729	737,978
FMR LLC
5.15%, 02/01/43(b)	325	285,009

S C H E D U L E O F I N V E S T M E N T S	211

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.45%, 11/15/39(b)	$265	$270,006
6.50%, 12/14/40(b)	317	327,577
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	320	196,461
Invesco Finance PLC, 5.38%, 11/30/43	398	372,981
Jefferies Financial Group Inc.
6.25%, 01/15/36	490	496,400
6.50%, 01/20/43(a)	404	400,501
6.63%, 10/23/43 (Call 07/23/43)(a)	188	183,529
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	406	366,440
Legg Mason Inc., 5.63%, 01/15/44	520	503,183
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	636	468,591
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	697	487,925
3.65%, 06/01/49 (Call 12/01/48)	964	772,507
3.80%, 11/21/46 (Call 05/21/46)(a)	409	336,739
3.85%, 03/26/50 (Call 09/26/49)	1,129	937,747
3.95%, 02/26/48 (Call 08/26/47)	442	375,669
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	638	418,993
3.25%, 04/28/50 (Call 10/28/49)(a)	408	271,049
3.95%, 03/07/52 (Call 09/07/51)	450	336,838
5.55%, 02/15/34 (Call 11/15/33)	1,025	1,023,214
5.95%, 08/15/53 (Call 02/15/53)	795	791,711
6.10%, 06/28/63 (Call 12/28/62)	660	651,238
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	240	189,689
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	699	508,645
4.95%, 07/15/46	601	523,544
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	1,643	971,565
2.70%, 04/15/40 (Call 10/15/39)	962	716,448
3.65%, 09/15/47 (Call 03/15/47)	827	674,225
4.15%, 12/14/35 (Call 06/14/35)	1,222	1,152,958
4.30%, 12/14/45 (Call 06/14/45)	2,580	2,332,445
Voya Financial Inc.
4.80%, 06/15/46	233	184,168
5.70%, 07/15/43	570	525,422
Western Union Co. (The)
6.20%, 11/17/36	522	523,421
6.20%, 06/21/40	259	255,461

		27,484,550

Electric — 12.2%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	577	415,966
4.00%, 10/03/49(b)	413	337,425
6.50%, 10/27/36(b)	1,110	1,234,875
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	461	311,302
3.80%, 10/01/47 (Call 04/01/47)	378	273,233
5.25%, 05/15/52 (Call 11/15/51)	442	406,845
Series G, 4.15%, 05/01/49 (Call 11/01/48)	294	226,627
Series H, 3.45%, 01/15/50 (Call 07/15/49)	447	308,717
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	280	190,772
3.75%, 12/01/47 (Call 06/01/47)	520	403,317
3.80%, 06/15/49 (Call 12/15/48)	299	229,621

Security	Par (000)	Value

Electric (continued)
4.00%, 12/01/46 (Call 06/01/46)	$105	$86,031
4.25%, 09/15/48 (Call 03/15/48)	261	216,128
4.50%, 06/15/52 (Call 12/01/51)	360	310,480
5.40%, 03/15/53 (Call 09/15/52)	595	590,555
Series M, 3.65%, 04/01/50 (Call 10/01/49)	499	376,303
Series N, 2.75%, 08/15/51 (Call 02/15/51)	422	261,248
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(a)	360	233,163
3.13%, 07/15/51 (Call 01/15/51)	645	423,298
3.45%, 10/01/49 (Call 04/01/49)	582	412,960
3.75%, 03/01/45 (Call 09/01/44)	685	522,586
3.85%, 12/01/42	220	174,990
4.10%, 01/15/42	280	225,188
4.15%, 08/15/44 (Call 02/15/44)	412	333,498
4.30%, 01/02/46 (Call 07/02/45)	370	303,739
5.50%, 03/15/41(a)	343	327,710
6.00%, 03/01/39(a)	247	254,795
6.13%, 05/15/38	135	141,554
Series 11-C, 5.20%, 06/01/41(a)	290	263,022
Series A, 4.30%, 07/15/48 (Call 01/15/48)	509	418,592
Series B, 3.70%, 12/01/47 (Call 06/01/47)	465	349,146
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	582	420,619
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	242	155,258
3.25%, 03/15/50 (Call 09/15/49)(a)	252	177,034
3.70%, 12/01/47 (Call 06/01/47)	527	406,646
4.15%, 03/15/46 (Call 09/15/45)	350	283,760
4.30%, 07/01/44 (Call 01/01/44)(a)	355	286,797
4.50%, 03/15/49 (Call 09/15/48)(a)	330	289,871
4.80%, 12/15/43 (Call 06/15/43)(a)	265	232,072
5.90%, 12/01/52 (Call 06/01/52)	295	310,688
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	382	250,868
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	181	162,569
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	343	275,626
4.45%, 06/01/45 (Call 12/01/44)	266	216,072
7.00%, 04/01/38	240	265,871
Series L, 5.80%, 10/01/35(a)	290	282,882
Series P, 6.70%, 08/15/37(a)	170	177,316
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	381	308,108
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	385	277,104
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	225	131,207
3.35%, 05/15/50 (Call 11/15/49)	355	236,465
3.50%, 12/01/49 (Call 06/01/49)	262	177,094
3.75%, 05/15/46 (Call 11/15/45)	216	156,377
4.20%, 08/15/48 (Call 02/15/48)	368	280,716
4.25%, 03/01/49 (Call 09/01/48)	291	222,017
4.35%, 11/15/45 (Call 05/15/45)	352	280,699
4.50%, 04/01/42 (Call 10/01/41)	461	382,935
4.70%, 01/15/44 (Call 07/15/43)(a)	225	184,022
5.05%, 09/01/41 (Call 03/01/41)(a)	423	376,303
5.50%, 09/01/35	235	224,776
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	459	350,379
4.35%, 06/01/48 (Call 12/01/47)	425	348,038
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	298	191,017

212	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 09/15/49 (Call 03/15/49)	$267	$180,740
3.50%, 08/15/46 (Call 02/15/46)	355	259,869
3.75%, 08/15/47 (Call 02/15/47)(a)	359	271,238
4.25%, 09/15/48 (Call 03/15/48)	370	302,787
4.55%, 06/01/52 (Call 12/01/51)	480	414,364
5.40%, 06/01/53 (Call 12/01/52)	449	442,789
6.35%, 10/01/36	210	224,166
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	226	183,077
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	1,151	712,751
3.80%, 07/15/48 (Call 01/15/48)	647	477,711
4.25%, 10/15/50 (Call 04/15/50)	768	599,764
4.45%, 01/15/49 (Call 07/15/48)	868	709,956
4.50%, 02/01/45 (Call 08/01/44)	643	539,757
4.60%, 05/01/53 (Call 11/01/52)(a)	440	362,527
5.15%, 11/15/43 (Call 05/15/43)	243	223,394
5.95%, 05/15/37	556	565,474
6.13%, 04/01/36	1,317	1,378,354
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)(a)	209	149,121
4.20%, 09/15/46 (Call 03/15/46)(a)	225	171,468
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	189	170,873
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	590	451,711
3.60%, 03/01/52 (Call 09/01/51)	379	280,636
3.95%, 03/01/48 (Call 09/01/47)	421	337,769
4.50%, 04/01/44 (Call 10/01/43)	547	474,671
5.30%, 04/01/53 (Call 10/01/52)(a)	45	44,699
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	580	484,747
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	311	202,443
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	345	247,250
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	261	240,719
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	311	221,748
CEZ AS, 5.63%, 04/03/42(b)	223	200,217
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	380	304,855
Cleco Power LLC
6.00%, 12/01/40(a)	188	178,410
6.50%, 12/01/35	320	318,668
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	546	539,604
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	335	285,966
4.88%, 03/01/44 (Call 09/01/43)(a)	326	289,702
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	219	208,357
Comision Federal de Electricidad
4.68%, 02/09/51 (Call 08/09/50)(a)(b)	562	376,774
5.75%, 02/14/42(a)(b)	451	385,336
6.13%, 06/16/45(b)	500	435,960
6.26%, 02/15/52 (Call 08/15/51)(b)	390	329,154
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	518	342,972
3.65%, 06/15/46 (Call 12/15/45)	560	421,197
3.70%, 03/01/45 (Call 09/01/44)	308	237,342
3.80%, 10/01/42 (Call 04/01/42)	450	356,952
4.00%, 03/01/48 (Call 09/01/47)	496	399,429
4.00%, 03/01/49 (Call 09/01/48)	388	309,471

Security	Par (000)	Value

Electric (continued)
4.35%, 11/15/45 (Call 05/15/45)	$398	$334,944
4.60%, 08/15/43 (Call 02/15/43)	270	239,880
4.70%, 01/15/44 (Call 07/15/43)	380	336,105
5.30%, 02/01/53 (Call 08/01/52)	380	372,083
6.45%, 01/15/38	319	343,135
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	532	406,867
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	305	208,723
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	564	380,181
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	340	208,544
Series 133, 3.85%, 03/15/52 (Call 09/15/51)(a)	410	311,355
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	287	233,650
4.30%, 04/15/44 (Call 10/15/43)	369	310,760
5.25%, 01/15/53 (Call 07/15/52)	370	361,367
6.35%, 06/01/36(a)	200	211,507
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	237	196,165
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	499	334,300
3.60%, 06/15/61 (Call 12/15/60)	515	355,110
3.70%, 11/15/59 (Call 05/15/59)	458	323,237
3.85%, 06/15/46 (Call 12/15/45)	517	394,402
3.95%, 03/01/43 (Call 09/01/42)	655	520,764
4.45%, 03/15/44 (Call 09/15/43)	736	627,028
4.50%, 12/01/45 (Call 06/01/45)	586	494,520
4.50%, 05/15/58 (Call 11/15/57)	621	505,909
4.63%, 12/01/54 (Call 06/01/54)	698	592,450
5.70%, 06/15/40	310	304,905
6.15%, 11/15/52 (Call 05/15/52)	585	627,150
Series 05-A, 5.30%, 03/01/35	348	339,501
Series 06-A, 5.85%, 03/15/36	279	280,667
Series 06-B, 6.20%, 06/15/36(a)	385	400,329
Series 06-E, 5.70%, 12/01/36	297	295,016
Series 07-A, 6.30%, 08/15/37(a)	410	430,691
Series 08-B, 6.75%, 04/01/38(a)	415	455,102
Series 09-C, 5.50%, 12/01/39	470	453,305
Series 12-A, 4.20%, 03/15/42	468	385,798
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	470	359,765
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	816	645,945
Series A, 4.13%, 05/15/49 (Call 11/15/48)	513	405,984
Series C, 3.00%, 12/01/60 (Call 06/01/60)	365	223,192
Series C, 4.00%, 11/15/57 (Call 05/15/57)	349	267,650
Series C, 4.30%, 12/01/56 (Call 06/01/56)	456	359,969
Series E, 4.65%, 12/01/48 (Call 06/01/48)	464	398,978
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	225	207,114
5.20%, 04/11/38 (Call 01/11/38)(a)(b)	654	603,750
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	698	658,013
6.25%, 10/01/39	723	732,158
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	246	135,942
3.10%, 08/15/50 (Call 02/15/50)	396	272,355
3.25%, 08/15/46 (Call 02/15/46)	290	208,113
3.50%, 08/01/51 (Call 02/01/51)	386	284,609
3.75%, 02/15/50 (Call 08/15/49)	353	272,981
3.95%, 05/15/43 (Call 11/15/42)	379	306,503
3.95%, 07/15/47 (Call 01/15/47)(a)	305	244,397
4.05%, 05/15/48 (Call 11/15/47)	451	366,541
4.10%, 11/15/45 (Call 05/15/45)	20	15,655
4.20%, 09/01/52 (Call 03/01/52)	428	353,303

S C H E D U L E O F I N V E S T M E N T S	213

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 04/15/49 (Call 10/15/48)(a)	$390	$333,798
4.35%, 08/31/64 (Call 02/28/64)(a)	276	216,737
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	301	227,838
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	298	230,495
4.15%, 05/15/45 (Call 11/15/44)	310	248,106
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	372	312,089
4.85%, 08/15/52 (Call 02/15/52)	565	481,731
7.00%, 06/15/38	388	419,907
Series A, 4.60%, 03/15/49 (Call 09/15/48)	381	316,486
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	414	297,465
Series B, 5.95%, 06/15/35	439	448,094
Series C, 4.05%, 09/15/42 (Call 03/15/42)	352	271,733
Series C, 4.90%, 08/01/41 (Call 02/01/41)	722	633,504
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	333	293,744
5.10%, 06/01/65 (Call 12/01/64)	156	144,880
5.45%, 02/01/41 (Call 08/01/40)	619	599,167
6.05%, 01/15/38	383	397,150
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	506	335,740
3.70%, 03/15/45 (Call 09/15/44)	249	190,039
3.70%, 06/01/46 (Call 12/01/45)	135	101,470
3.75%, 08/15/47 (Call 02/15/47)	515	392,446
3.95%, 06/15/42 (Call 12/15/41)	235	189,994
3.95%, 03/01/49 (Call 09/01/48)	498	394,359
4.30%, 07/01/44 (Call 01/01/44)	366	307,151
5.40%, 04/01/53 (Call 10/01/52)(a)	535	532,039
5.70%, 10/01/37(a)	198	195,281
Series A, 4.00%, 04/01/43 (Call 10/01/42)	266	214,825
Series A, 4.05%, 05/15/48 (Call 11/15/47)	380	307,873
Series A, 6.63%, 06/01/36(a)	425	467,771
Series B, 3.25%, 04/01/51 (Call 10/01/50)	432	300,626
Series B, 3.65%, 03/01/52 (Call 09/01/51)	375	279,800
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	521	358,065
3.45%, 04/15/51 (Call 10/15/50)	289	203,646
3.55%, 03/15/52 (Call 09/15/51)(a)	400	290,889
3.70%, 12/01/47 (Call 06/01/47)	597	451,160
3.75%, 06/01/45 (Call 12/01/44)	387	293,484
3.88%, 03/15/46 (Call 09/15/45)	443	341,005
3.95%, 03/15/48 (Call 09/15/47)	528	414,675
4.00%, 09/30/42 (Call 03/30/42)	493	399,883
4.25%, 12/15/41 (Call 06/15/41)	549	464,710
5.30%, 02/15/40	455	443,090
5.35%, 01/15/53 (Call 07/15/52)	575	558,885
5.40%, 01/15/54 (Call 07/15/53)	402	394,144
6.00%, 01/15/38	419	435,225
6.05%, 04/15/38	534	554,474
6.10%, 06/01/37	428	441,977
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	562	402,842
3.50%, 06/15/51 (Call 12/15/50)	791	543,877
3.75%, 09/01/46 (Call 03/01/46)(a)	1,293	946,222
3.95%, 08/15/47 (Call 02/15/47)	601	449,887
4.20%, 06/15/49 (Call 12/15/48)(a)	438	340,546
4.80%, 12/15/45 (Call 06/15/45)	487	421,074
5.00%, 08/15/52 (Call 02/15/52)(a)	980	858,901

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	$410	$268,454
3.40%, 10/01/46 (Call 04/01/46)	553	397,515
3.85%, 11/15/42 (Call 05/15/42)	370	291,843
4.20%, 07/15/48 (Call 01/15/48)	292	239,084
5.65%, 04/01/40(a)	271	270,178
5.95%, 11/15/52 (Call 05/15/52)	415	433,202
6.35%, 09/15/37	481	511,510
6.40%, 06/15/38	915	984,788
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	576	351,249
3.75%, 05/15/46 (Call 11/15/45)	356	265,981
5.40%, 04/01/53 (Call 10/01/52)	335	325,610
6.12%, 10/15/35	350	359,393
6.35%, 08/15/38	580	619,420
6.45%, 04/01/39(a)	360	379,225
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	279	230,072
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	326	294,123
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	411	279,947
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	293	215,690
4.30%, 02/01/49 (Call 08/01/48)	357	289,502
5.65%, 04/01/53 (Call 10/01/52)	285	283,491
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	435	256,429
2.90%, 08/15/51 (Call 02/15/51)	472	300,311
3.60%, 09/15/47 (Call 03/15/47)	455	338,030
3.70%, 10/15/46 (Call 04/15/46)	391	291,957
4.00%, 04/01/52 (Call 10/01/51)	340	265,665
4.10%, 05/15/42 (Call 11/15/41)	442	364,221
4.10%, 03/15/43 (Call 09/15/42)	411	334,759
4.15%, 12/01/44 (Call 06/01/44)	429	350,063
4.20%, 08/15/45 (Call 02/15/45)	545	441,045
4.38%, 03/30/44 (Call 09/30/43)	220	186,180
5.35%, 03/15/53 (Call 09/15/52)	535	518,854
6.30%, 04/01/38	315	332,373
E.ON International Finance BV, 6.65%, 04/30/38(b)	964	1,011,505
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	165	142,386
6.00%, 05/15/35	521	512,094
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	478	425,523
4.88%, 09/21/38 (Call 03/21/38)(b)	491	416,005
4.88%, 01/22/44(b)	888	734,602
4.95%, 10/13/45 (Call 04/13/45)(b)	1,043	849,041
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	994	807,787
5.25%, 10/13/55 (Call 04/13/55)(b)	201	161,382
5.60%, 01/27/40(a)(b)	755	704,040
6.00%, 01/22/2114(a)(b)	614	539,370
6.90%, 05/23/53(b)	880	918,293
6.95%, 01/26/39(a)(b)	1,295	1,372,471
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	305	301,636
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	851	666,070
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	215	200,187
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	325	255,125

214	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Finance America LLC, 2.88%, 07/12/41 (Call 01/12/41)(b)	$762	$478,209
Enel Finance International NV
4.75%, 05/25/47(a)(b)	1,312	1,077,584
5.50%, 06/15/52 (Call 12/15/51)(b)	915	802,139
6.00%, 10/07/39(a)(b)	1,079	1,033,010
6.80%, 09/15/37(a)(b)	948	981,431
7.75%, 10/14/52 (Call 04/14/52)(b)	892	1,020,013
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	502	299,677
3.35%, 06/15/52 (Call 12/15/51)	445	303,740
4.20%, 04/01/49 (Call 10/01/48)	448	357,390
4.95%, 12/15/44 (Call 12/15/24)	250	222,230
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	565	398,126
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	550	343,870
3.10%, 06/15/41 (Call 12/15/40)	399	290,664
4.20%, 09/01/48 (Call 03/01/48)	754	604,439
4.20%, 04/01/50 (Call 10/01/49)	403	322,665
4.75%, 09/15/52 (Call 03/15/52)	345	299,718
4.95%, 01/15/45 (Call 01/15/25)	550	485,741
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)(a)	395	274,407
3.85%, 06/01/49 (Call 12/01/48)	363	271,045
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)(a)	465	329,089
4.50%, 03/30/39 (Call 09/30/38)	318	278,377
5.00%, 09/15/52 (Call 03/15/52)	269	240,552
5.15%, 06/01/45 (Call 06/01/25)(a)	170	154,452
5.80%, 09/01/53 (Call 03/01/53)	275	277,003
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	286	194,876
3.45%, 04/15/50 (Call 10/15/49)	455	320,846
4.10%, 04/01/43 (Call 10/01/42)	521	411,881
4.13%, 03/01/42 (Call 09/01/41)	496	403,781
4.25%, 12/01/45 (Call 06/01/45)	242	197,213
4.63%, 09/01/43 (Call 03/01/43)(a)	204	168,765
5.70%, 03/15/53 (Call 09/15/52)	360	359,745
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	80	61,813
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	190	153,338
4.20%, 03/15/48 (Call 09/15/47)	285	231,373
5.30%, 10/01/41 (Call 04/01/41)	449	431,157
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	350	273,015
Series B, 6.05%, 11/15/35	195	199,563
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	515	362,227
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	645	499,055
4.45%, 04/15/46 (Call 10/15/45)	679	561,282
4.70%, 04/15/50 (Call 10/15/49)	632	536,210
4.95%, 06/15/35 (Call 12/15/34)	174	162,430
5.10%, 06/15/45 (Call 12/15/44)	611	556,338
5.60%, 03/15/53 (Call 09/15/52)	570	549,942
5.63%, 06/15/35	337	335,569
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	340	324,147
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	457	388,283

Security	Par (000)	Value

Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	$395	$319,224
5.45%, 07/15/44 (Call 01/15/44)(b)	230	208,503
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)(a)	780	509,634
3.15%, 10/01/49 (Call 04/01/49)	658	459,332
3.70%, 12/01/47 (Call 06/01/47)	803	626,007
3.80%, 12/15/42 (Call 06/15/42)	274	223,779
3.95%, 03/01/48 (Call 09/01/47)	766	621,974
3.99%, 03/01/49 (Call 09/01/48)	510	412,525
4.05%, 06/01/42 (Call 12/01/41)	604	507,650
4.05%, 10/01/44 (Call 04/01/44)	462	388,431
4.13%, 02/01/42 (Call 08/01/41)(a)	370	313,554
4.13%, 06/01/48 (Call 12/01/47)	462	385,472
4.95%, 06/01/35	380	372,151
5.13%, 06/01/41 (Call 12/01/40)	260	246,035
5.25%, 02/01/41 (Call 08/01/40)	354	345,085
5.30%, 04/01/53 (Call 10/01/52)	630	624,274
5.63%, 04/01/34	140	145,844
5.65%, 02/01/37	338	345,130
5.69%, 03/01/40	561	574,412
5.95%, 02/01/38	800	839,855
5.96%, 04/01/39	505	531,243
Georgia Power Co.
4.30%, 03/15/42(a)	774	647,768
4.30%, 03/15/43	576	473,839
5.13%, 05/15/52 (Call 11/15/51)(a)	805	746,724
5.40%, 06/01/40(a)	210	197,223
Series 10-C, 4.75%, 09/01/40	565	499,500
Series A, 3.25%, 03/15/51 (Call 09/15/50)	654	444,228
Series B, 3.70%, 01/30/50 (Call 07/30/49)(a)	499	369,245
Great River Energy, 6.25%, 07/01/38(a)(b)	377	389,631
Iberdrola International BV, 6.75%, 07/15/36	455	495,541
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	239	163,627
5.50%, 03/15/53 (Call 09/15/52)	175	171,906
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	250	204,373
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	270	183,532
4.25%, 08/15/48 (Call 02/15/48)	340	272,872
5.63%, 04/01/53 (Call 10/01/52)	460	463,723
6.05%, 03/15/37	259	265,095
Series K, 4.55%, 03/15/46 (Call 09/15/45)(a)	280	243,328
Series L, 3.75%, 07/01/47 (Call 01/01/47)	280	210,875
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	333	259,406
4.70%, 09/01/45 (Call 03/01/45)(b)	301	245,631
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51(b)	450	334,957
4.88%, 01/14/48(b)	352	267,087
Interchile SA, 4.50%, 06/30/56(b)	960	751,894
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	270	219,861
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	368	232,581
3.50%, 09/30/49 (Call 03/30/49)	263	184,609
3.70%, 09/15/46 (Call 03/15/46)	295	213,579
4.70%, 10/15/43 (Call 04/15/43)(a)	193	158,850
6.25%, 07/15/39	225	230,426
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	288	265,163

S C H E D U L E O F I N V E S T M E N T S	215

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Jersey Central Power & Light Co., 6.15%, 06/01/37	$186	$190,108
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	399	274,751
4.38%, 10/01/45 (Call 04/01/45)	335	274,421
5.13%, 11/01/40 (Call 05/01/40)	417	390,617
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	274	233,554
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	203	178,833
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	329	266,991
4.38%, 10/01/45 (Call 04/01/45)	420	342,525
4.65%, 11/15/43 (Call 05/15/43)(a)	282	235,154
5.13%, 11/15/40 (Call 05/15/40)	95	85,697
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	225	163,564
5.90%, 11/15/39(b)	365	359,157
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	525	318,586
3.15%, 04/15/50 (Call 10/15/49)	870	588,167
3.65%, 08/01/48 (Call 02/01/48)	445	331,459
3.95%, 08/01/47 (Call 02/01/47)	500	391,386
4.25%, 05/01/46 (Call 11/01/45)(a)	386	316,129
4.25%, 07/15/49 (Call 01/15/49)	629	517,089
4.40%, 10/15/44 (Call 04/15/44)	415	351,259
4.80%, 09/15/43 (Call 03/15/43)	466	420,121
5.75%, 11/01/35(a)	406	416,379
5.80%, 10/15/36(a)	295	301,933
Minejesa Capital BV, 5.63%, 08/10/37(b)	430	337,480
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	420	343,519
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	300	191,468
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	454	425,276
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	277	208,266
5.64%, 03/15/40(b)	209	199,507
National Grid USA, 5.80%, 04/01/35	210	207,002
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	359	291,586
4.40%, 11/01/48 (Call 05/01/48)	199	162,484
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)(a)	305	291,685
5.45%, 05/15/41 (Call 11/15/40)(a)	155	146,755
5.90%, 05/01/53 (Call 11/01/52)	380	382,005
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	346	219,608
Series N, 6.65%, 04/01/36	474	502,284
Series R, 6.75%, 07/01/37	290	311,979
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	424	265,453
3.80%, 12/05/47 (Call 06/05/47)(b)	295	225,387
5.94%, 11/25/52 (Call 05/25/52)(b)	280	282,119
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(b)	179	117,403
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)(a)	375	238,463
5.25%, 02/28/53 (Call 08/28/52)	1,010	935,154
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	382	242,980
4.12%, 11/28/42(b)	215	167,353
4.28%, 10/01/34 (Call 04/01/34)(b)	379	328,947
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	785	769,533

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	$475	$290,214
2.90%, 03/01/50 (Call 09/01/49)	419	275,649
3.20%, 04/01/52 (Call 10/01/51)	301	204,207
3.40%, 08/15/42 (Call 02/15/42)	203	154,323
3.60%, 05/15/46 (Call 11/15/45)	312	236,539
3.60%, 09/15/47 (Call 03/15/47)	422	318,850
4.00%, 08/15/45 (Call 02/15/45)	245	194,108
4.13%, 05/15/44 (Call 11/15/43)	248	204,511
4.50%, 06/01/52 (Call 12/01/51)	415	358,065
4.85%, 08/15/40 (Call 02/15/40)	280	250,414
5.10%, 05/15/53 (Call 11/15/52)	510	482,120
5.25%, 07/15/35(a)	299	295,651
5.35%, 11/01/39	440	430,770
6.20%, 07/01/37	365	388,001
6.25%, 06/01/36	311	333,528
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	178	141,556
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	270	180,873
4.40%, 03/01/44 (Call 09/01/43)	243	208,360
4.55%, 06/01/52 (Call 12/01/51)	455	394,326
4.95%, 09/15/52 (Call 03/15/52)	310	288,241
5.50%, 03/15/40(a)	462	454,449
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	264	188,001
4.20%, 12/01/42	355	267,478
4.25%, 04/01/46 (Call 10/01/45)	165	121,570
4.55%, 06/01/44(a)	230	179,802
5.05%, 10/01/48 (Call 04/01/48)	322	277,492
5.25%, 09/01/50	300	266,397
5.38%, 11/01/40	515	464,195
5.95%, 11/01/39	438	432,654
Ohio Edison Co.
6.88%, 07/15/36	315	342,146
8.25%, 10/15/38(a)	230	275,301
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	382	298,474
4.15%, 04/01/48 (Call 10/01/47)	340	272,275
Series F, 5.85%, 10/01/35	305	308,199
Series R, 2.90%, 10/01/51 (Call 04/01/51)	350	221,334
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	280	210,934
3.90%, 05/01/43 (Call 11/01/42)(a)	255	189,686
4.00%, 12/15/44 (Call 06/15/44)	170	125,076
4.15%, 04/01/47 (Call 10/01/46)	550	434,305
4.55%, 03/15/44 (Call 09/15/43)	166	133,932
5.25%, 05/15/41 (Call 11/15/40)	180	160,584
5.60%, 04/01/53 (Call 10/01/52)(a)	290	288,328
5.85%, 06/01/40	225	218,103
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	322	197,588
3.10%, 09/15/49 (Call 03/15/49)	587	398,636
3.70%, 05/15/50 (Call 11/15/49)	377	283,212
3.75%, 04/01/45 (Call 10/01/44)	524	412,896
3.80%, 09/30/47 (Call 03/30/47)(a)	288	225,063
3.80%, 06/01/49 (Call 12/01/48)	355	274,181
4.10%, 11/15/48 (Call 05/15/48)	387	315,360
4.55%, 12/01/41 (Call 06/01/41)	215	191,724
4.60%, 06/01/52 (Call 12/01/51)	321	285,734
4.95%, 09/15/52 (Call 03/15/52)	510	473,079

216	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 09/15/52 (Call 03/15/52)(b)	$368	$341,359
5.25%, 09/30/40	465	456,270
5.30%, 06/01/42 (Call 12/01/41)	315	310,451
5.35%, 10/01/52 (Call 04/01/52)	325	318,153
7.50%, 09/01/38	360	428,988
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	865	579,706
3.50%, 08/01/50 (Call 02/01/50)(a)	1,767	1,111,886
3.75%, 08/15/42 (Call 02/15/42)(a)	369	246,628
3.95%, 12/01/47 (Call 06/01/47)	754	502,551
4.00%, 12/01/46 (Call 06/01/46)	522	345,404
4.20%, 06/01/41 (Call 12/01/40)	415	300,271
4.25%, 03/15/46 (Call 09/15/45)	455	310,570
4.30%, 03/15/45 (Call 09/15/44)	500	349,698
4.45%, 04/15/42 (Call 10/15/41)	541	400,542
4.50%, 07/01/40 (Call 01/01/40)	1,593	1,226,775
4.50%, 12/15/41 (Call 06/15/41)	255	183,794
4.60%, 06/15/43 (Call 12/15/42)	410	307,666
4.75%, 02/15/44 (Call 08/15/43)	584	446,535
4.95%, 07/01/50 (Call 01/01/50)	2,414	1,866,566
5.25%, 03/01/52 (Call 09/01/51)(a)	571	452,266
6.70%, 04/01/53 (Call 10/01/52)	271	263,476
6.75%, 01/15/53 (Call 07/15/52)	1,110	1,078,860
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,014	597,950
3.30%, 03/15/51 (Call 09/15/50)	650	414,262
4.10%, 02/01/42 (Call 08/01/41)	472	360,737
4.13%, 01/15/49 (Call 07/15/48)	425	310,735
4.15%, 02/15/50 (Call 08/15/49)	557	408,586
5.25%, 06/15/35	345	319,364
5.35%, 12/01/53 (Call 06/01/53)	690	594,650
5.50%, 05/15/54 (Call 11/15/53)	730	646,533
5.75%, 04/01/37	490	481,430
6.00%, 01/15/39	539	535,329
6.10%, 08/01/36(a)	375	379,048
6.25%, 10/15/37	760	777,516
6.35%, 07/15/38	235	240,091
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(a)	342	216,525
2.85%, 09/15/51 (Call 03/15/51)	250	157,487
3.00%, 09/15/49 (Call 03/15/49)	240	160,030
3.05%, 03/15/51 (Call 09/15/50)	290	192,476
3.70%, 09/15/47 (Call 03/15/47)	358	274,235
3.90%, 03/01/48 (Call 09/01/47)(a)	364	289,516
4.15%, 10/01/44 (Call 04/01/44)(a)	349	286,747
4.38%, 08/15/52 (Call 02/15/52)(a)	365	310,885
4.60%, 05/15/52 (Call 11/15/51)	355	310,862
4.80%, 10/15/43 (Call 04/15/43)	340	298,819
5.95%, 10/01/36	281	292,524
Pennsylvania Electric Co., 6.15%, 10/01/38(a)	304	299,646
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(b)	803	558,227
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(b)	390	285,643
4.88%, 07/17/49(b)	610	483,710
5.25%, 10/24/42(b)	1,092	951,570
5.25%, 05/15/47(a)(b)	600	509,841
6.15%, 05/21/48(b)	660	621,644
6.25%, 01/25/49(b)	370	352,723

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$726	$602,969
6.50%, 11/15/37	380	414,569
7.90%, 12/15/38(a)	220	265,092
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	365	247,215
3.95%, 06/01/47 (Call 12/01/46)	375	302,242
4.13%, 06/15/44 (Call 12/15/43)	322	265,229
4.15%, 10/01/45 (Call 04/01/45)	246	203,497
4.15%, 06/15/48 (Call 12/15/47)	476	391,603
4.75%, 07/15/43 (Call 01/15/43)	235	213,340
5.20%, 07/15/41 (Call 01/15/41)	185	171,533
5.25%, 05/15/53 (Call 11/15/52)	700	679,846
6.25%, 05/15/39	330	352,037
Progress Energy Inc., 6.00%, 12/01/39	570	572,759
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	237	164,331
3.60%, 09/15/42 (Call 03/15/42)	463	350,374
3.80%, 06/15/47 (Call 12/15/46)	351	263,890
3.95%, 03/15/43 (Call 09/15/42)	329	248,715
4.05%, 09/15/49 (Call 03/15/49)	283	219,641
4.10%, 06/15/48 (Call 12/15/47)	292	228,246
4.30%, 03/15/44 (Call 09/15/43)	245	203,473
4.50%, 06/01/52 (Call 12/01/51)	392	324,750
4.75%, 08/15/41 (Call 02/15/41)	269	232,528
5.25%, 04/01/53 (Call 10/01/52)	670	618,710
6.50%, 08/01/38	285	303,040
Series 17, 6.25%, 09/01/37	295	306,776
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	660	445,251
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	230	138,636
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	298	224,837
5.15%, 01/15/53 (Call 07/15/52)	285	276,514
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	385	404,782
Series K, 3.15%, 08/15/51 (Call 02/15/51)	287	187,479
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	216	121,431
2.70%, 05/01/50 (Call 11/01/49)(a)	206	131,704
3.00%, 03/01/51 (Call 09/01/50)(a)	282	189,482
3.15%, 01/01/50 (Call 07/01/49)	255	178,871
3.20%, 08/01/49 (Call 02/01/49)(a)	315	222,029
3.60%, 12/01/47 (Call 06/01/47)	287	218,216
3.65%, 09/01/42 (Call 03/01/42)(a)	507	399,539
3.80%, 01/01/43 (Call 07/01/42)(a)	165	132,691
3.80%, 03/01/46 (Call 09/01/45)	329	260,119
3.85%, 05/01/49 (Call 11/01/48)	354	279,523
3.95%, 05/01/42 (Call 11/01/41)	548	455,649
4.05%, 05/01/48 (Call 11/01/47)	300	246,176
4.15%, 11/01/45 (Call 05/01/45)	293	234,660
5.13%, 03/15/53 (Call 09/15/52)	225	219,387
5.38%, 11/01/39(a)	270	256,292
5.50%, 03/01/40	275	275,134
5.70%, 12/01/36(a)	295	294,467
5.80%, 05/01/37	599	611,421
Series I, 4.00%, 06/01/44 (Call 12/01/43)	170	133,336
Series K, 4.05%, 05/01/45 (Call 11/01/44)	234	184,547
Public Service Electric and Gas Co., 5.45%, 08/01/53 (Call 02/01/53)	100	101,443

S C H E D U L E O F I N V E S T M E N T S	217

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	$150	$93,837
3.25%, 09/15/49 (Call 03/15/49)	241	164,764
4.22%, 06/15/48 (Call 12/15/47)	255	206,992
4.30%, 05/20/45 (Call 11/20/44)	216	175,732
4.43%, 11/15/41 (Call 05/15/41)	307	246,431
5.45%, 06/01/53	292	285,287
5.48%, 06/01/35(a)	246	236,414
5.64%, 04/15/41 (Call 10/15/40)	385	377,763
5.76%, 10/01/39(a)	280	272,691
5.76%, 07/15/40(a)	310	295,544
5.80%, 03/15/40	456	452,335
6.27%, 03/15/37	605	625,764
6.72%, 06/15/36	20	20,991
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	445	451,675
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	286	212,745
3.95%, 11/15/41	279	211,704
4.15%, 05/15/48 (Call 11/15/47)	218	176,962
4.30%, 04/01/42 (Call 10/01/41)	335	273,033
4.50%, 08/15/40(a)	674	597,312
5.35%, 05/15/35	269	262,227
5.35%, 05/15/40(a)	240	231,039
5.35%, 04/01/53 (Call 10/01/52)	485	469,756
6.00%, 06/01/39(a)	248	254,368
Series FFF, 6.13%, 09/15/37(a)	195	197,640
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	448	339,046
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	351	277,673
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	249	170,847
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	680	443,834
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	473,437
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	622	602,562
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	955	777,573
4.00%, 02/01/48 (Call 08/01/47)	578	442,330
6.00%, 10/15/39	669	668,907
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37(a)	150	157,974
Solar Star Funding LLC, 5.38%, 06/30/35(b)	78	74,623
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	665	455,033
3.65%, 02/01/50 (Call 08/01/49)	772	559,808
3.90%, 12/01/41 (Call 06/01/41)(a)	432	327,903
4.00%, 04/01/47 (Call 10/01/46)	1,428	1,106,644
4.05%, 03/15/42 (Call 09/15/41)	487	384,768
4.50%, 09/01/40 (Call 03/01/40)	399	341,074
4.65%, 10/01/43 (Call 04/01/43)	411	353,518
5.50%, 03/15/40	440	424,937
5.63%, 02/01/36	359	352,941
5.70%, 03/01/53 (Call 09/01/52)	305	295,691
5.88%, 12/01/53 (Call 06/01/53)	576	573,112
6.00%, 01/15/34	492	508,723
6.05%, 03/15/39	452	455,447
Series 04-G, 5.75%, 04/01/35(a)	460	465,154
Series 05-B, 5.55%, 01/15/36(a)	245	240,247
Series 05-E, 5.35%, 07/15/35(a)	380	377,190
Series 06-E, 5.55%, 01/15/37	598	581,407
Series 08-A, 5.95%, 02/01/38	582	591,108
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	322	247,320

Security	Par (000)	Value

Electric (continued)
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	$400	$254,023
Series B, 4.88%, 03/01/49 (Call 09/01/48)	456	395,858
Series C, 3.60%, 02/01/45 (Call 08/01/44)	561	406,940
Series C, 4.13%, 03/01/48 (Call 09/01/47)	847	667,540
Series E, 5.45%, 06/01/52 (Call 12/01/51)	255	239,267
Series H, 3.65%, 06/01/51 (Call 12/01/50)	264	187,104
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	168	146,397
4.40%, 07/01/46 (Call 01/01/46)	1,322	1,088,697
Southern Power Co.
5.15%, 09/15/41	430	391,042
5.25%, 07/15/43	300	267,561
Series F, 4.95%, 12/15/46 (Call 06/15/46)	413	350,747
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	440	284,547
6.20%, 03/15/40	424	430,036
Series J, 3.90%, 04/01/45 (Call 10/01/44)	358	263,385
Series L, 3.85%, 02/01/48 (Call 08/01/47)	496	360,001
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	152	104,530
3.70%, 08/15/47 (Call 02/15/47)	328	240,439
3.75%, 06/15/49 (Call 12/15/48)	231	170,316
4.50%, 08/15/41 (Call 02/15/41)	351	294,709
6.00%, 10/01/36	396	395,406
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	247	200,740
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	448	296,375
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	225	196,958
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	235	211,151
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	525	501,812
State Grid Overseas Investment BVI Ltd, 4.00%, 05/04/47(a)(b)	260	217,053
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	350	239,379
3.63%, 06/15/50 (Call 12/15/49)	240	173,135
4.10%, 06/15/42 (Call 12/15/41)	526	431,126
4.20%, 05/15/45 (Call 11/15/44)	267	208,327
4.30%, 06/15/48 (Call 12/15/47)	236	190,597
4.35%, 05/15/44 (Call 11/15/43)(a)	340	278,895
4.45%, 06/15/49 (Call 12/15/48)	341	280,590
5.00%, 07/15/52 (Call 01/15/52)(a)	155	139,597
6.15%, 05/15/37(a)	230	228,836
6.55%, 05/15/36(a)	270	276,405
Toledo Edison Co. (The), 6.15%, 05/15/37	330	340,772
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	424	313,008
6.00%, 06/15/40(b)	389	357,734
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	540	352,094
4.00%, 06/15/50 (Call 12/15/49)	381	285,536
4.85%, 12/01/48 (Call 06/01/48)	340	290,903
5.50%, 04/15/53 (Call 10/15/52)	235	226,099
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	601	366,861
3.25%, 10/01/49 (Call 04/01/49)	272	183,428
3.65%, 04/15/45 (Call 10/15/44)	375	278,577
3.90%, 09/15/42 (Call 03/15/42)	641	503,224

218	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.90%, 04/01/52 (Call 10/01/51)	$400	$314,303
4.00%, 04/01/48 (Call 10/01/47)	406	315,644
5.30%, 08/01/37	222	219,438
5.45%, 03/15/53 (Call 09/15/52)	402	395,096
8.45%, 03/15/39(a)	297	378,266
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	783	452,387
2.95%, 11/15/51 (Call 05/15/51)(a)	843	539,325
3.30%, 12/01/49 (Call 06/01/49)	292	202,324
4.00%, 01/15/43 (Call 07/15/42)	411	333,783
4.45%, 02/15/44 (Call 08/15/43)	502	424,520
4.60%, 12/01/48 (Call 06/01/48)	247	211,970
5.45%, 04/01/53 (Call 10/01/52)	690	667,820
6.35%, 11/30/37	424	443,642
8.88%, 11/15/38	577	748,247
Series A, 6.00%, 05/15/37	443	454,840
Series B, 3.80%, 09/15/47 (Call 03/15/47)	547	410,458
Series B, 4.20%, 05/15/45 (Call 11/15/44)	252	202,443
Series B, 6.00%, 01/15/36	468	483,654
Series C, 4.00%, 11/15/46 (Call 05/15/46)	497	382,071
Series C, 4.63%, 05/15/52 (Call 11/15/51)	553	472,732
Series D, 4.65%, 08/15/43 (Call 02/15/43)	473	406,858
Virginia Electric and Power Co., 5.70%, 08/15/53 (Call 02/15/53)	500	496,342
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(a)	271	197,439
4.25%, 06/01/44 (Call 12/01/43)	167	131,468
4.30%, 12/15/45 (Call 06/15/45)(a)	226	178,504
4.30%, 10/15/48 (Call 04/15/48)(a)	231	193,086
5.70%, 12/01/36	235	235,616
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	232	166,712
4.10%, 10/15/44 (Call 04/15/44)	166	127,791
6.38%, 08/15/37	300	315,102
7.60%, 10/01/38	170	196,026
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	305	192,340
3.30%, 09/01/49 (Call 03/01/49)	464	321,502
3.67%, 12/01/42	490	365,321
4.75%, 11/01/44 (Call 05/01/44)	185	161,330
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)(a)	401	278,962
4.80%, 09/15/41 (Call 03/15/41)	373	319,846
6.50%, 07/01/36	305	320,240

		251,351,375

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	358	228,826
2.80%, 12/21/51 (Call 06/21/51)	810	524,878
5.25%, 11/15/39	305	301,881
6.13%, 04/15/39	205	213,064

		1,268,649

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	424	334,070
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	519	369,920
3.81%, 11/21/47 (Call 05/21/47)	269	218,578
4.50%, 01/15/34 (Call 10/15/33)	815	786,527
5.38%, 03/01/41	370	371,984

Security	Par (000)	Value

Electronics (continued)
5.70%, 03/15/36	$845	$886,163
5.70%, 03/15/37	567	591,049
Tyco Electronics Group SA, 7.13%, 10/01/37	458	520,890

		4,079,181

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	350	278,744
5.13%, 08/11/61 (Call 08/11/60)(b)	870	652,281
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	375	237,873
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	476	397,364
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,731	1,436,671

		3,002,933

Entertainment — 0.5%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)(a)	3,455	2,840,120
5.14%, 03/15/52 (Call 09/15/51)	5,865	4,675,047
5.39%, 03/15/62 (Call 09/15/61)	2,424	1,923,858

		9,439,025

Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(a)	140	114,270
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	77	52,417
5.00%, 04/01/34 (Call 01/01/34)	865	849,495
5.70%, 05/15/41 (Call 11/15/40)	490	499,361
6.20%, 03/01/40	372	393,442
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	729	478,008
3.05%, 04/01/50 (Call 10/01/49)	412	279,630
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)(a)	427	261,671
2.95%, 06/01/41 (Call 12/01/40)	415	298,102
3.90%, 03/01/35 (Call 09/01/34)	252	221,720
4.10%, 03/01/45 (Call 09/01/44)	270	225,213
4.15%, 07/15/49 (Call 01/15/49)	627	527,206
4.88%, 02/15/34 (Call 11/15/33)	600	585,715

		4,786,250

Food — 1.9%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	335	256,336
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	407	265,657
4.80%, 03/15/48 (Call 09/15/47)	897	778,298
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	215	217,688
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	840	775,887
5.40%, 11/01/48 (Call 05/01/48)(a)	864	786,425
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	403	271,320
4.15%, 02/15/43 (Call 08/15/42)	160	132,141
4.55%, 04/17/38 (Call 10/17/37)(a)	139	122,739
4.70%, 04/17/48 (Call 10/17/47)(a)	397	353,917
5.40%, 06/15/40	608	589,901
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	315	241,539
4.70%, 11/10/47 (Call 05/10/47)(a)(b)	715	616,657
4.88%, 06/27/44(b)	290	256,688

S C H E D U L E O F I N V E S T M E N T S	219

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	$429	$274,424
3.13%, 11/15/49 (Call 05/15/49)(a)	355	252,519
3.38%, 08/15/46 (Call 02/15/46)	290	213,670
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	552	379,848
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	261	186,382
6.63%, 04/15/37(a)	169	171,318
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(a)	751	532,349
6.50%, 12/01/52 (Call 06/01/52)(a)	1,270	1,217,138
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)(a)	260	176,115
3.55%, 03/15/50 (Call 09/15/49)(a)	300	210,027
4.25%, 03/15/35	814	728,387
4.38%, 03/15/45(a)	369	304,438
Kellogg Co., 4.50%, 04/01/46(a)	573	490,792
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	430	423,952
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	2,130	1,762,573
4.63%, 10/01/39 (Call 04/01/39)	460	405,145
4.88%, 10/01/49 (Call 04/01/49)	1,153	1,022,086
5.00%, 07/15/35 (Call 01/15/35)	500	485,503
5.00%, 06/04/42	1,115	1,018,645
5.20%, 07/15/45 (Call 01/15/45)	1,520	1,397,288
5.50%, 06/01/50 (Call 12/01/49)(a)	685	661,257
6.50%, 02/09/40	570	602,863
6.88%, 01/26/39	425	465,138
7.13%, 08/01/39(b)	930	1,020,132
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	545	406,278
3.95%, 01/15/50 (Call 07/15/49)	495	383,632
4.45%, 02/01/47 (Call 08/01/46)	669	557,852
4.65%, 01/15/48 (Call 07/15/47)	425	363,166
5.00%, 04/15/42 (Call 10/15/41)	474	423,138
5.15%, 08/01/43 (Call 02/01/43)	255	229,286
5.40%, 07/15/40 (Call 01/15/40)	370	347,226
5.40%, 01/15/49 (Call 07/15/48)(a)	481	458,732
6.90%, 04/15/38	540	590,906
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(b)	715	480,486
2.45%, 07/16/50 (Call 01/16/50)(b)	342	200,623
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	340	299,598
3.88%, 04/01/39 (Call 10/01/38)(b)	674	566,581
3.95%, 04/01/44 (Call 10/01/43)(b)	263	212,395
3.95%, 04/01/49 (Call 10/01/48)(b)	660	532,853
4.13%, 04/01/54 (Call 10/01/53)(b)	630	505,149
4.20%, 04/01/59 (Call 10/01/58)(b)	507	402,847
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	250	200,393
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	948	593,819
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	578	405,400
2.63%, 09/14/51 (Call 03/14/51)(b)	536	352,282
3.90%, 09/24/38 (Call 03/24/38)(b)	1,157	1,024,152
4.00%, 09/24/48 (Call 03/24/48)(b)	1,883	1,609,764
4.70%, 01/15/53 (Call 07/15/52)(b)	970	928,855

Security	Par (000)	Value

Food (continued)
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	$715	$476,354
3.30%, 02/15/50 (Call 08/15/49)	429	294,055
4.45%, 03/15/48 (Call 09/15/47)	509	420,727
4.50%, 04/01/46 (Call 10/01/45)	336	276,242
4.85%, 10/01/45 (Call 04/01/45)	480	411,875
5.38%, 09/21/35	320	311,212
6.60%, 04/01/40 (Call 10/01/39)	350	369,313
6.60%, 04/01/50 (Call 10/01/49)(a)	923	1,017,671
Tesco PLC, 6.15%, 11/15/37(b)	465	455,737
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	672	537,448
4.88%, 08/15/34 (Call 02/15/34)(a)	400	380,520
5.10%, 09/28/48 (Call 03/28/48)	1,245	1,080,799
5.15%, 08/15/44 (Call 02/15/44)	448	398,693

		38,573,241

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	480	385,969
5.50%, 11/02/47 (Call 05/02/47)	365	306,672
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	380	316,495
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	760	623,306
4.40%, 08/15/47 (Call 02/15/47)	634	513,810
4.80%, 06/15/44 (Call 12/15/43)	677	583,027
5.00%, 09/15/35 (Call 03/15/35)	361	347,100
5.15%, 05/15/46 (Call 11/15/45)(a)	170	151,390
6.00%, 11/15/41 (Call 05/15/41)	863	873,493
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	843	843,704

		4,944,966

Gas — 0.9%
APA Infrastructure Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	219	201,278
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	437	282,594
3.38%, 09/15/49 (Call 03/15/49)	375	267,719
4.13%, 10/15/44 (Call 04/15/44)	490	402,442
4.13%, 03/15/49 (Call 09/15/48)	347	282,901
4.15%, 01/15/43 (Call 07/15/42)	357	298,924
4.30%, 10/01/48 (Call 04/01/48)(a)	496	415,788
5.50%, 06/15/41 (Call 12/15/40)(a)	325	317,153
5.75%, 10/15/52 (Call 04/15/52)	405	421,999
Boston Gas Co.
4.49%, 02/15/42(b)	415	334,022
6.12%, 07/20/53 (Call 01/20/53)(b)	460	456,979
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	409	300,791
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	217	160,825
4.50%, 03/10/46 (Call 09/10/45)(b)	337	254,751
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	191	150,502
5.85%, 01/15/41 (Call 07/15/40)(a)	483	482,577
6.63%, 11/01/37(a)	225	232,047
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	305	272,888
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(b)	592	367,549
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	446	291,281

220	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.82%, 04/01/41(b)	$575	$544,653
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	454,404
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	310	325,410
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	474	362,578
4.38%, 05/15/47 (Call 11/15/46)	705	578,266
4.80%, 02/15/44 (Call 08/15/43)	490	428,013
5.00%, 06/15/52 (Call 12/15/51)	450	397,884
5.25%, 02/15/43 (Call 08/15/42)	494	459,086
5.65%, 02/01/45 (Call 08/01/44)	366	351,027
5.80%, 02/01/42 (Call 08/01/41)(a)	300	288,799
5.95%, 06/15/41 (Call 12/15/40)	386	388,325
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	359	294,609
4.66%, 02/01/44 (Call 08/01/43)(a)	461	397,235
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)(a)	366	239,598
3.64%, 11/01/46 (Call 05/01/46)	205	143,711
4.10%, 09/18/34 (Call 03/18/34)	235	200,849
4.65%, 08/01/43 (Call 02/01/43)(a)	200	171,856
5.05%, 05/15/52 (Call 11/15/51)	365	321,877
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	390	291,889
4.45%, 03/15/44 (Call 09/15/43)	200	165,116
5.13%, 11/15/40	269	252,632
5.75%, 06/01/53 (Call 12/01/52)	480	474,850
6.35%, 11/15/52 (Call 05/15/52)	490	525,594
Series KK, 5.75%, 11/15/35(a)	225	226,986
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	395	306,800
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	359	291,880
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	324	247,284
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	391	290,982
4.40%, 06/01/43 (Call 12/01/42)	510	408,961
4.40%, 05/30/47 (Call 11/30/46)	456	365,235
5.88%, 03/15/41 (Call 09/15/40)	456	450,059
6.00%, 10/01/34	125	123,399
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	375	242,334
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	241	148,239
3.80%, 09/29/46 (Call 03/29/46)(a)	275	193,596
4.15%, 06/01/49 (Call 12/01/48)	233	173,313
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	190	144,132
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	215	144,104
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	323	230,905
Series K, 3.80%, 09/15/46 (Call 03/15/46)	367	269,639

		18,511,119

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	392	277,132
4.10%, 03/01/48 (Call 09/01/47)	318	267,379
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	539	313,642
4.85%, 11/15/48 (Call 05/15/48)(a)	327	277,784
5.20%, 09/01/40	705	642,382

		1,778,319

Security	Par (000)	Value

Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$1,024	$1,016,591
4.75%, 04/15/43 (Call 10/15/42)	665	636,405
4.90%, 11/30/46 (Call 05/30/46)	2,425	2,364,016
5.30%, 05/27/40	957	981,139
6.00%, 04/01/39	555	609,600
6.15%, 11/30/37	684	760,771
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(b)	369	275,888
5.75%, 12/06/52 (Call 06/06/52)(b)	621	631,263
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(a)	574	365,056
3.50%, 08/15/46 (Call 02/15/46)	269	181,474
4.50%, 06/15/43 (Call 12/15/42)	515	398,097
6.25%, 12/01/37	180	178,695
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	315	283,686
4.70%, 03/01/49 (Call 09/01/48)(a)	584	523,518
6.50%, 11/15/35	320	347,333
7.38%, 01/15/40	300	346,330
Covidien International Finance SA, 6.55%, 10/15/37	330	359,562
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	894	570,492
2.80%, 12/10/51 (Call 06/10/51)(a)	953	627,363
4.38%, 09/15/45 (Call 03/15/45)	500	440,173
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	856	679,225
3.40%, 11/15/49 (Call 05/15/49)(a)	878	655,619
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	895	963,452
HCA Inc., 4.38%, 03/15/42 (Call 09/15/41)	505	405,013
Koninklijke Philips NV
5.00%, 03/15/42	444	395,391
6.88%, 03/11/38(a)	751	812,842
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	50	41,633
4.38%, 03/15/35	1,423	1,346,562
4.63%, 03/15/45	1,955	1,835,591
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)(a)	383	264,497
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	606	442,004
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	500	333,351
4.10%, 04/01/43 (Call 10/01/42)	697	574,705
4.38%, 05/15/44 (Call 11/15/43)	545	469,067
4.63%, 03/15/46 (Call 09/15/45)	635	571,129
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	865	623,050
4.10%, 08/15/47 (Call 02/15/47)	757	650,248
5.30%, 02/01/44 (Call 08/01/43)	383	379,162
5.40%, 08/10/43 (Call 04/10/43)(a)	785	793,062
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)(a)	189	159,884
4.45%, 08/15/45 (Call 02/15/45)	189	156,590
5.75%, 11/30/39	543	522,960

		24,972,489

Health Care - Services — 4.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	182	117,272

S C H E D U L E O F I N V E S T M E N T S	221

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	$245	$172,408
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	179,671
4.27%, 08/15/48 (Call 02/15/48)	208	176,629
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)(a)	145	97,412
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	793	594,962
4.13%, 11/15/42 (Call 05/15/42)	554	439,699
4.50%, 05/15/42 (Call 11/15/41)	572	476,670
4.75%, 03/15/44 (Call 09/15/43)	232	199,800
6.63%, 06/15/36	681	730,687
6.75%, 12/15/37	554	604,573
AHS Hospital Corp.
5.02%, 07/01/45	355	335,496
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	359	225,265
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)(a)	185	117,394
4.81%, 11/15/45 (Call 05/15/45)(a)	175	154,868
Series 2019, 3.89%, 04/15/49	306	242,336
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	700	602,706
Ascension Health
3.95%, 11/15/46	889	724,036
4.85%, 11/15/53(a)	385	358,731
Series B, 3.11%, 11/15/39 (Call 05/15/39)	519	393,770
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	215	152,594
2.91%, 01/01/51 (Call 07/01/50)	245	158,782
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	239	165,765
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	157,173
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	10	5,806
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	450	321,473
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	176	136,925
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	390	314,363
4.19%, 11/15/45 (Call 05/15/45)	363	307,323
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(a)	443	291,261
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	255	155,280
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	306	208,699
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)(a)	237	155,899
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	355	212,823
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(a)	177	150,230
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	380	236,251
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	156	135,133
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	300	191,413
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	214	135,273

Security	Par (000)	Value

Health Care - Services (continued)
City of Hope
Series 2013, 5.62%, 11/15/43	$267	$254,242
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	274	222,147
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	285	249,597
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	418	313,307
3.91%, 10/01/50 (Call 04/01/50)(a)	447	335,974
4.19%, 10/01/49 (Call 04/01/49)	887	703,960
4.35%, 11/01/42(a)	244	203,552
6.46%, 11/01/52 (Call 05/01/52)(a)	215	240,140
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	368	239,371
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	204	146,469
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	354	251,455
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)(a)	299	229,918
Dignity Health
4.50%, 11/01/42	201	171,180
5.27%, 11/01/64	80	71,444
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	508	416,294
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	852	576,864
3.60%, 03/15/51 (Call 09/15/50)	1,037	763,635
3.70%, 09/15/49 (Call 03/15/49)	841	626,541
4.38%, 12/01/47 (Call 06/01/47)	1,037	875,084
4.55%, 03/01/48 (Call 09/01/47)	810	697,227
4.63%, 05/15/42	626	556,119
4.65%, 01/15/43	790	701,959
4.65%, 08/15/44 (Call 02/15/44)	627	547,593
4.85%, 08/15/54 (Call 02/15/54)	255	214,772
5.10%, 01/15/44	542	496,932
5.13%, 02/15/53 (Call 08/15/52)	798	750,271
5.85%, 01/15/36	463	466,322
5.95%, 12/15/34	412	420,668
6.10%, 10/15/52 (Call 04/15/52)	639	679,426
6.38%, 06/15/37	458	484,743
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	155	111,945
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	120	111,660
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	455	384,693
4.50%, 07/01/57 (Call 01/01/57)	205	175,640
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	265	180,172
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	539	348,870
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	215	143,094
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,316	877,292
4.63%, 03/15/52 (Call 09/15/51)	1,458	1,169,886
5.13%, 06/15/39 (Call 12/15/38)(a)	959	869,912
5.25%, 06/15/49 (Call 12/15/48)	1,853	1,617,267
5.50%, 06/15/47 (Call 12/15/46)	1,462	1,331,025
5.90%, 06/01/53 (Call 12/01/52)	995	954,241
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)(b)	490	333,647

222	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(a)	$517	$399,406
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	369	285,336
4.63%, 12/01/42 (Call 06/01/42)	597	510,514
4.80%, 03/15/47 (Call 09/15/46)	383	339,407
4.95%, 10/01/44 (Call 04/01/44)	586	519,379
5.50%, 03/15/53 (Call 09/15/52)	600	581,482
8.15%, 06/15/38	234	274,054
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	409	335,016
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	205	130,645
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	210	174,674
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	290	212,041
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	189	138,350
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	481	385,993
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,422	1,213,544
4.88%, 04/01/42(a)	539	505,227
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	837	600,427
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	755	536,465
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	985	663,245
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	803	687,996
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)(a)	142	112,380
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	89	61,773
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	273,580
Mayo Clinic
3.77%, 11/15/43	15	12,380
Series 2013, 4.00%, 11/15/47(a)	100	84,557
Series 2016, 4.13%, 11/15/52(a)	365	309,601
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	396	263,538
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	231	194,311
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	205	147,850
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	277	201,039
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	128,311
5.00%, 07/01/42	411	394,114
Series 2015, 4.20%, 07/01/55	335	276,041
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	33,694
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	445	282,039
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	283	194,638
Montefiore Obligated Group
4.29%, 09/01/50	135	83,584
Series 18-C, 5.24%, 11/01/48(a)	258	192,529
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	245	184,079
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	224	174,647
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	429	320,767
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	365	240,644

Security	Par (000)	Value

Health Care - Services (continued)
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	$201	$120,769
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)(a)	287	262,049
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)(a)	185	120,820
2.61%, 08/01/60 (Call 02/01/60)(a)	155	86,489
3.56%, 08/01/36	175	144,532
4.02%, 08/01/45	310	256,962
4.06%, 08/01/56(a)	198	160,392
4.76%, 08/01/2116(a)	180	151,072
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	250	177,012
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	439	323,123
3.98%, 11/01/46 (Call 11/01/45)	430	321,122
4.26%, 11/01/47 (Call 11/01/46)	539	426,717
6.15%, 11/01/43	330	330,680
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	184	116,971
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	325	241,141
3.17%, 11/01/51 (Call 05/01/51)	457	313,802
3.32%, 11/01/61 (Call 05/01/61)(a)	312	209,681
4.37%, 11/01/43(a)	300	257,941
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	209	125,640
NYU Langone Hospitals
5.75%, 07/01/43(a)	80	80,546
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)(a)	130	88,165
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	275	265,231
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	225	159,952
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	230	161,827
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	190	134,547
4.09%, 10/01/48 (Call 04/01/48)	255	201,260
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	292	250,176
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	305	197,787
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	339	215,000
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(a)	285	189,129
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	175	166,005
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	685	400,513
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	305	225,194
Series I, 3.74%, 10/01/47(a)	180	130,810
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(a)	135	123,652
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	293	255,447
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	195	132,253
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	1,800	1,162,508
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	790	671,378
7.00%, 03/01/39(a)(b)	620	749,466

S C H E D U L E O F I N V E S T M E N T S	223

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)(a)	$264	$196,837
3.95%, 07/01/46 (Call 07/01/45)(a)	260	210,845
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	555	351,354
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	210	136,770
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	305	188,486
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	220	200,994
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	232	156,252
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	463	364,227
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	223	151,962
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	168	135,226
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	106,495
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	296	208,136
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	265	150,211
4.33%, 11/15/55(a)	220	187,359
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	240	235,158
Trinity Health Corp.
4.13%, 12/01/45(a)	330	274,525
Series 2019, 3.43%, 12/01/48	163	121,789
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	291	203,280
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	105	98,985
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	695	500,607
2.90%, 05/15/50 (Call 11/15/49)	1,261	837,438
3.05%, 05/15/41 (Call 11/15/40)	992	740,756
3.13%, 05/15/60 (Call 11/15/59)(a)	585	385,220
3.25%, 05/15/51 (Call 11/15/50)	1,395	990,699
3.50%, 08/15/39 (Call 02/15/39)	932	760,533
3.70%, 08/15/49 (Call 02/15/49)	1,220	947,143
3.75%, 10/15/47 (Call 04/15/47)	940	742,664
3.88%, 08/15/59 (Call 02/15/59)	1,116	863,186
3.95%, 10/15/42 (Call 04/15/42)	640	531,512
4.20%, 01/15/47 (Call 07/15/46)	680	574,506
4.25%, 03/15/43 (Call 09/15/42)	604	528,161
4.25%, 04/15/47 (Call 10/15/46)	623	529,597
4.25%, 06/15/48 (Call 12/15/47)	931	789,525
4.38%, 03/15/42 (Call 09/15/41)	450	398,103
4.45%, 12/15/48 (Call 06/15/48)	788	691,529
4.63%, 07/15/35	165	159,695
4.63%, 11/15/41 (Call 05/15/41)	524	480,155
4.75%, 07/15/45	1,665	1,547,545
4.75%, 05/15/52 (Call 11/15/51)	1,700	1,549,141
4.95%, 05/15/62 (Call 11/15/61)	847	782,519
5.05%, 04/15/53 (Call 10/15/52)	1,710	1,632,261
5.20%, 04/15/63 (Call 10/15/62)	1,535	1,471,308
5.70%, 10/15/40 (Call 04/15/40)	334	345,258
5.80%, 03/15/36	958	1,015,086
5.88%, 02/15/53 (Call 08/15/52)(a)	1,805	1,930,452
5.95%, 02/15/41 (Call 08/15/40)	427	447,965
6.05%, 02/15/63 (Call 08/15/62)	1,250	1,361,671
6.50%, 06/15/37	781	877,476
6.63%, 11/15/37	667	753,724
6.88%, 02/15/38	1,025	1,192,237

Security	Par (000)	Value

Health Care - Services (continued)
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	$52	$50,416
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	195	134,029
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	280	177,668
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	260	221,183
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	248	150,559
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	225	130,374

		85,721,251

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	165	158,316
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	985	703,170
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	370	419,277
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	584	382,865
4.50%, 04/08/52 (Call 10/08/51)(b)	270	202,965
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	635	417,700

		2,284,293

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	335	196,238
6.00%, 01/15/43 (Call 10/15/42)	516	450,778
PulteGroup Inc., 6.00%, 02/15/35(a)	310	311,645

		958,661

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(a)	353	242,407
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	413	333,253
4.60%, 05/15/50 (Call 11/15/49)(a)	426	347,363
5.15%, 03/01/43(a)	236	208,227

		1,131,250

Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	354	287,187
5.00%, 06/15/52 (Call 12/15/51)(a)	435	407,509
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	431	298,066
3.20%, 07/30/46 (Call 01/30/46)(a)	374	270,763
3.70%, 06/01/43	310	238,069
3.90%, 05/04/47 (Call 11/04/46)	280	230,937
5.30%, 03/01/41	455	460,889
6.63%, 08/01/37	775	889,711
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	285	228,668
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	330	271,184
4.75%, 10/15/46 (Call 04/16/46)(b)	640	571,893
4.80%, 09/01/40(b)	570	502,103

		4,656,979

Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	151	117,670
4.75%, 01/15/49 (Call 07/15/48)	408	362,921
6.45%, 08/15/40	411	433,081
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	1,319	952,894

224	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 03/16/46 (Call 09/16/45)(b)	$345	$299,725
4.88%, 03/11/44(b)	282	260,459
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	275	192,169
4.90%, 09/15/44 (Call 03/15/44)	179	164,261
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	312	234,310
4.20%, 12/15/46 (Call 06/15/46)	539	425,729
4.50%, 06/15/43	627	527,815
5.55%, 05/09/35	516	513,693
5.95%, 04/01/36	535	550,896
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(d)	270	258,331
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	455	358,781
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	190	163,938
4.38%, 06/30/50 (Call 12/30/49)	1,050	870,091
4.50%, 07/16/44 (Call 01/16/44)	557	470,140
4.75%, 04/01/48 (Call 10/01/47)	861	756,894
4.80%, 07/10/45 (Call 01/10/45)	800	706,395
6.25%, 05/01/36	470	479,093
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(b)	551	322,869
Aon Corp., 6.25%, 09/30/40	362	375,106
Aon Global Ltd.
2.90%, 08/23/51 (Call 02/23/51)(a)	394	249,762
3.90%, 02/28/52 (Call 08/28/51)	861	660,549
4.25%, 12/12/42	276	211,895
4.45%, 05/24/43 (Call 02/24/43)	305	238,982
4.60%, 06/14/44 (Call 03/14/44)	412	353,180
4.75%, 05/15/45 (Call 11/15/44)	204	177,481
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)(a)	300	261,913
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	933	673,334
7.35%, 05/01/34	425	473,390
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	440	391,258
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	325	203,889
3.50%, 05/20/51 (Call 11/20/50)	727	502,408
5.75%, 03/02/53 (Call 09/02/52)	499	488,883
Assurant Inc., 6.75%, 02/15/34	123	127,188
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36), (1-mo. LIBOR US + 2.215%)(b)(d)	275	242,815
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	400	264,007
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	425	270,511
3.95%, 05/25/51 (Call 11/25/50)	401	280,357
AXA SA, 6.38%, (Call 12/14/36), (3-mo. LIBOR US + 2.256%)(b)(d)(e)	250	267,447
AXIS Specialty Finance PLC, 5.15%, 04/01/45	268	222,961
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	656	408,627
2.85%, 10/15/50 (Call 04/15/50)	1,296	871,331
3.85%, 03/15/52 (Call 09/15/51)	2,185	1,740,613
4.20%, 08/15/48 (Call 02/15/48)	1,961	1,707,540
4.25%, 01/15/49 (Call 07/15/48)	1,665	1,465,590

Security	Par (000)	Value

Insurance (continued)
4.30%, 05/15/43	$621	$556,625
4.40%, 05/15/42	572	529,396
5.75%, 01/15/40	594	641,577
Berkshire Hathaway Inc., 4.50%, 02/11/43	941	881,751
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	290	182,146
4.70%, 06/22/47 (Call 12/22/46)	776	577,737
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	508	428,564
Chubb Corp. (The)
6.00%, 05/11/37	675	717,378
Series 1, 6.50%, 05/15/38	508	565,666
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)(a)	420	278,933
3.05%, 12/15/61 (Call 06/15/61)	900	582,921
4.15%, 03/13/43	691	588,826
4.35%, 11/03/45 (Call 05/03/45)	990	865,248
6.70%, 05/15/36(a)	326	364,923
Cincinnati Financial Corp., 6.13%, 11/01/34	565	582,061
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	395	312,497
4.40%, 04/05/52 (Call 10/05/51)	1,105	854,689
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	472	300,883
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	945	794,901
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	865	551,490
3.50%, 10/15/50 (Call 04/15/50)	921	631,096
4.87%, 06/01/44	315	273,556
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(d)	200	192,407
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(b)(d)	410	355,253
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 1.374%)(b)(d)	420	326,080
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	390	226,916
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(b)	526	529,274
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	311	266,249
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	641	513,847
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	214	137,702
4.85%, 01/24/77(b)	348	279,946
4.88%, 06/19/64(b)	506	422,529
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	330	209,084
3.60%, 08/19/49 (Call 02/19/49)	702	511,817
4.30%, 04/15/43	324	256,329
4.40%, 03/15/48 (Call 09/15/47)	350	290,860
5.95%, 10/15/36	325	331,221
6.10%, 10/01/41	401	404,678
6.63%, 03/30/40(a)	290	304,325
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	133,960
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)	450	300,377

S C H E D U L E O F I N V E S T M E N T S	225

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	$1,151	$819,413
3.95%, 05/15/60 (Call 11/15/59)(b)	599	403,116
4.85%, 08/01/44(a)(b)	95	77,443
5.50%, 06/15/52 (Call 12/15/51)(b)	1,070	967,927
6.50%, 03/15/35(b)	360	360,445
6.50%, 05/01/42(b)	347	331,270
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	205	210,509
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	316	229,493
4.38%, 06/15/50 (Call 12/15/49)(a)	256	183,075
6.30%, 10/09/37	291	286,921
7.00%, 06/15/40(a)	413	434,247
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	480	393,870
6.00%, 02/01/35	461	476,220
Manulife Financial Corp., 5.38%, 03/04/46(a)	640	614,765
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(a)(b)	485	324,881
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)(a)	525	356,094
4.15%, 09/17/50 (Call 03/17/50)	485	367,179
4.30%, 11/01/47 (Call 05/01/47)	334	257,067
5.00%, 03/30/43	235	198,686
5.00%, 04/05/46	516	447,647
5.00%, 05/20/49 (Call 11/20/48)	408	357,095
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)(a)	430	278,411
4.20%, 03/01/48 (Call 09/01/47)	545	449,026
4.35%, 01/30/47 (Call 07/30/46)	560	474,081
4.75%, 03/15/39 (Call 09/15/38)	365	337,709
4.90%, 03/15/49 (Call 09/15/48)	976	895,079
5.45%, 03/15/53 (Call 09/15/52)	435	429,378
6.25%, 11/01/52 (Call 05/01/52)	370	405,041
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	340	210,604
3.38%, 04/15/50(a)(b)	384	265,495
3.73%, 10/15/70(b)	476	311,796
4.50%, 04/15/65(b)	498	364,181
4.90%, 04/01/77(b)	386	314,523
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(b)(d)	295	259,192
5.38%, 12/01/41(a)(b)	391	349,551
5.67%, 12/01/52 (Call 06/01/52)(b)	710	702,936
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	390	408,769
MetLife Inc.
4.05%, 03/01/45	848	692,945
4.13%, 08/13/42	553	458,394
4.60%, 05/13/46 (Call 11/13/45)	697	611,462
4.72%, 12/15/44	427	371,959
4.88%, 11/13/43	812	740,791
5.00%, 07/15/52 (Call 01/15/52)	995	909,732
5.25%, 01/15/54 (Call 07/15/53)(a)	870	824,525
5.70%, 06/15/35	929	950,747
5.88%, 02/06/41	716	735,319
6.38%, 06/15/34	1,092	1,172,566
6.40%, 12/15/66 (Call 12/15/31)	913	903,250
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	495	572,961
10.75%, 08/01/69 (Call 08/01/34)	436	558,080

Security	Par (000)	Value

Insurance (continued)
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	$93	$94,222
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	105	90,628
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	720	534,832
5.30%, 11/18/44(a)(b)	282	241,105
6.75%, 05/15/87	310	295,627
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,034	788,608
4.95%, 04/22/44(b)	352	288,177
9.38%, 08/15/39(b)	776	974,114
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,048	781,720
4.45%, 05/15/69 (Call 11/15/68)(b)	626	499,405
6.75%, 11/15/39(b)	885	972,179
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	568	386,701
3.63%, 09/30/59 (Call 03/30/59)(b)	1,030	695,528
3.85%, 09/30/47 (Call 03/30/47)(b)	780	587,782
6.06%, 03/30/40(a)(b)	1,306	1,329,879
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	210	182,401
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	530	369,480
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	176	119,266
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(b)(d)	580	434,002
9.25%, 06/15/39(a)(b)	275	345,961
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	625	426,738
5.13%, 01/30/43(b)	295	269,110
5.40%, 09/15/52 (Call 03/15/52)(b)	595	564,701
6.60%, 09/15/33(b)	335	357,122
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	345	224,151
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)(b)	623	545,420
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	220	171,904
4.35%, 05/15/43	418	334,320
4.63%, 09/15/42	287	239,381
5.50%, 03/15/53 (Call 09/15/52)	155	144,631
6.05%, 10/15/36	526	539,591
Progressive Corp. (The)
3.70%, 01/26/45	255	194,808
3.70%, 03/15/52 (Call 09/15/51)(a)	395	301,467
3.95%, 03/26/50 (Call 09/26/49)(a)	398	318,383
4.13%, 04/15/47 (Call 10/15/46)	733	608,983
4.20%, 03/15/48 (Call 09/15/47)	558	467,963
4.35%, 04/25/44	324	272,635
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	350	258,083
3.70%, 03/13/51 (Call 09/13/50)	1,339	999,426
3.91%, 12/07/47 (Call 06/07/47)	840	651,350
3.94%, 12/07/49 (Call 06/07/49)	979	753,361
4.35%, 02/25/50 (Call 08/25/49)	919	763,967
4.42%, 03/27/48 (Call 09/27/47)	375	315,948
4.60%, 05/15/44	593	523,010

226	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.70%, 12/14/36	$681	$694,849
6.63%, 12/01/37	480	529,094
6.63%, 06/21/40	274	294,715
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	161,863
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	247	220,523
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	130	138,993
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	805	544,679
4.27%, 05/15/47 (Call 11/15/46)(b)	1,480	1,197,541
4.90%, 09/15/44(b)	1,182	1,061,301
6.85%, 12/16/39(b)	1,335	1,462,266
Transatlantic Holdings Inc., 8.00%, 11/30/39	555	678,014
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	350	217,993
3.05%, 06/08/51 (Call 12/08/50)	695	480,630
3.75%, 05/15/46 (Call 11/15/45)	332	257,097
4.00%, 05/30/47 (Call 11/30/46)	579	475,626
4.05%, 03/07/48 (Call 09/07/47)	491	404,245
4.10%, 03/04/49 (Call 09/04/48)	476	394,312
4.30%, 08/25/45 (Call 02/25/45)	469	397,491
4.60%, 08/01/43	330	295,282
5.35%, 11/01/40	605	601,453
6.25%, 06/15/37	862	939,605
6.75%, 06/20/36(a)	382	433,711
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	690	699,590
Trinity Acquisition PLC, 6.13%, 08/15/43	269	250,104
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	475	335,702
4.50%, 12/15/49 (Call 06/15/49)(a)	420	316,646
5.75%, 08/15/42	380	345,944
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)(a)	305	181,459
3.55%, 03/30/52 (Call 09/30/51)	362	246,824
4.00%, 05/12/50 (Call 11/12/49)	312	235,769
4.75%, 08/01/44	429	366,139
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	505	325,760
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	285	250,137
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	466	328,137
5.05%, 09/15/48 (Call 03/15/48)	306	254,682
WR Berkley Corp., 6.25%, 02/15/37(a)	260	263,663
XLIT Ltd., 5.25%, 12/15/43	315	298,101

		101,502,766

Internet — 1.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)(a)	613	391,230
3.15%, 02/09/51 (Call 08/09/50)(a)	1,520	919,956
3.25%, 02/09/61 (Call 08/09/60)	850	490,771
4.00%, 12/06/37 (Call 06/06/37)	917	743,676
4.20%, 12/06/47 (Call 06/06/47)	1,477	1,102,231
4.40%, 12/06/57 (Call 06/06/57)	885	656,351
4.50%, 11/28/34 (Call 05/28/34)(a)	440	394,980
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	990	664,378
2.05%, 08/15/50 (Call 02/15/50)(a)	2,083	1,246,863
2.25%, 08/15/60 (Call 02/15/60)(a)	1,644	961,783

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	$2,021	$1,287,736
2.70%, 06/03/60 (Call 12/03/59)	1,733	1,070,000
2.88%, 05/12/41 (Call 11/12/40)	1,622	1,216,755
3.10%, 05/12/51 (Call 11/12/50)	2,911	2,079,140
3.25%, 05/12/61 (Call 11/12/60)	1,617	1,122,776
3.88%, 08/22/37 (Call 02/22/37)	2,063	1,856,549
3.95%, 04/13/52 (Call 10/13/51)(a)	2,250	1,876,851
4.05%, 08/22/47 (Call 02/22/47)	2,884	2,488,818
4.10%, 04/13/62 (Call 10/13/61)	1,015	841,492
4.25%, 08/22/57 (Call 02/22/57)(a)	1,850	1,602,002
4.80%, 12/05/34 (Call 06/05/34)	904	909,783
4.95%, 12/05/44 (Call 06/05/44)	1,266	1,251,781
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	260	185,837
4.00%, 07/15/42 (Call 01/15/42)(a)	1,247	973,575
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	153,931
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	2,356	1,999,487
4.65%, 08/15/62 (Call 02/15/62)	1,464	1,245,358
5.60%, 05/15/53 (Call 11/15/52)	2,123	2,131,728
5.75%, 05/15/63 (Call 11/15/62)	1,276	1,288,588
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(b)	1,095	623,116
4.03%, 08/03/50 (Call 02/03/50)(b)	962	570,830
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	707	477,025
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,707	1,038,921
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	663	381,394
3.68%, 04/22/41 (Call 10/22/40)(b)	527	385,186
3.84%, 04/22/51 (Call 10/22/50)(b)	1,445	990,808
3.93%, 01/19/38 (Call 07/19/37)(b)	670	530,550
3.94%, 04/22/61 (Call 10/22/60)(b)	590	393,078
4.53%, 04/11/49 (Call 10/11/48)(b)	444	346,633

		38,891,947

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	470	468,005
7.00%, 10/15/39(a)	530	545,857
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	778	474,433
3.85%, 04/01/52 (Call 09/01/51)(a)	515	390,497
4.40%, 05/01/48 (Call 11/01/47)(a)	280	231,703
5.20%, 08/01/43 (Call 02/01/43)	217	205,914
6.40%, 12/01/37(a)	255	276,124
Reliance Steel & Aluminum Co., 6.85%, 11/15/36	230	241,822
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)(a)	312	201,183
Vale Overseas Ltd.
6.88%, 11/21/36	1,012	1,055,127
6.88%, 11/10/39	858	895,584
8.25%, 01/17/34(a)	345	394,018
Vale SA, 5.63%, 09/11/42(a)	416	392,579

		5,772,846

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)(a)	305	224,263
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(a)	194	148,148

		372,411

S C H E D U L E O F I N V E S T M E N T S	227

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.0%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	$150	$131,747
Series II, 2.75%, 10/15/33 (Call 07/15/33)	137	107,156

		238,903

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	350	299,320
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	803	605,275
3.25%, 04/09/50 (Call 10/09/49)	1,123	850,467
3.80%, 08/15/42(a)	1,473	1,248,529
4.30%, 05/15/44 (Call 11/15/43)(a)	341	305,515
4.75%, 05/15/64 (Call 11/15/63)(a)	357	328,952
5.20%, 05/27/41(a)	597	604,085
5.30%, 09/15/35	197	202,983
6.05%, 08/15/36	773	847,992
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(a)	343	248,393
3.75%, 04/15/50 (Call 10/15/49)(a)	696	594,460
3.90%, 06/09/42 (Call 12/09/41)	1,165	1,023,672
Dover Corp.
5.38%, 10/15/35(a)	260	261,824
5.38%, 03/01/41 (Call 12/01/40)	262	249,819
6.60%, 03/15/38	255	274,453
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	599	450,191
3.36%, 02/15/50 (Call 08/15/49)(a)	665	478,294
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	280	172,190
4.20%, 03/01/49 (Call 09/01/48)	479	413,851
6.25%, 12/01/37	220	233,841
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	260	210,598

		9,904,704

Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(a)	369	249,728
3.25%, 08/26/49 (Call 02/26/49)(a)	864	598,415
3.63%, 10/15/47 (Call 04/15/47)(a)	596	444,045
3.70%, 04/15/50 (Call 10/15/49)(a)	438	336,006
3.88%, 06/15/44(a)	150	118,127
4.00%, 09/14/48 (Call 03/14/48)(a)	1,019	828,335
5.70%, 03/15/37(a)	450	478,147
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	235	192,903
4.15%, 11/02/42	845	733,520
4.70%, 08/23/52 (Call 02/23/52)	612	568,829
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	595	551,024
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	322	267,039
4.50%, 03/11/44	375	328,836
5.88%, 01/14/38	480	504,304
6.15%, 08/07/37	421	435,587
6.88%, 01/10/39	715	832,225
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)(a)	499	429,385
4.88%, 09/15/41 (Call 03/15/41)	705	682,927
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	919	745,252
4.10%, 03/01/47 (Call 09/01/46)	345	284,372

Security	Par (000)	Value

Manufacturing (continued)
4.20%, 11/21/34 (Call 05/21/34)	$237	$214,729
4.45%, 11/21/44 (Call 05/21/44)	372	319,656
6.25%, 05/15/38	345	364,891
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,705	1,253,419
3.30%, 09/15/46(b)	949	706,477
4.20%, 03/16/47(b)	820	715,358
4.40%, 05/27/45(a)(b)	1,443	1,288,602

		14,472,138

Media — 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	1,401	928,534
3.50%, 03/01/42 (Call 09/01/41)	1,057	691,019
3.70%, 04/01/51 (Call 10/01/50)	1,696	1,053,941
3.85%, 04/01/61 (Call 10/01/60)(a)	1,757	1,049,674
3.90%, 06/01/52 (Call 12/01/51)	1,945	1,244,544
3.95%, 06/30/62 (Call 12/30/61)	1,343	809,916
4.40%, 12/01/61 (Call 06/01/61)	1,208	793,955
4.80%, 03/01/50 (Call 09/01/49)	2,467	1,827,769
5.13%, 07/01/49 (Call 01/01/49)	1,042	801,791
5.25%, 04/01/53 (Call 10/01/52)(a)	1,312	1,038,529
5.38%, 04/01/38 (Call 10/01/37)	349	295,550
5.38%, 05/01/47 (Call 11/01/46)	2,179	1,741,182
5.50%, 04/01/63 (Call 10/01/62)(a)	775	608,835
5.75%, 04/01/48 (Call 10/01/47)	1,933	1,628,521
6.38%, 10/23/35 (Call 04/23/35)	1,386	1,344,528
6.48%, 10/23/45 (Call 04/23/45)	2,912	2,678,895
6.83%, 10/23/55 (Call 04/23/55)	435	402,858
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	1,131	661,903
2.65%, 08/15/62 (Call 02/15/62)	807	463,130
2.80%, 01/15/51 (Call 07/15/50)	1,621	1,028,211
2.89%, 11/01/51 (Call 05/01/51)	4,372	2,803,551
2.94%, 11/01/56 (Call 05/01/56)	4,906	3,052,889
2.99%, 11/01/63 (Call 05/01/63)	3,209	1,940,029
3.20%, 07/15/36 (Call 01/15/36)	757	612,468
3.25%, 11/01/39 (Call 05/01/39)	1,175	904,860
3.40%, 07/15/46 (Call 01/15/46)	1,262	923,148
3.45%, 02/01/50 (Call 08/01/49)	1,457	1,063,366
3.75%, 04/01/40 (Call 10/01/39)	1,144	940,908
3.90%, 03/01/38 (Call 09/01/37)	902	769,540
3.97%, 11/01/47 (Call 05/01/47)	1,704	1,366,204
4.00%, 08/15/47 (Call 02/15/47)	871	698,854
4.00%, 03/01/48 (Call 09/01/47)(a)	1,092	878,743
4.00%, 11/01/49 (Call 05/01/49)	1,518	1,211,286
4.05%, 11/01/52 (Call 05/01/52)	938	750,286
4.20%, 08/15/34 (Call 02/15/34)	793	724,455
4.40%, 08/15/35 (Call 02/15/35)	582	539,439
4.60%, 10/15/38 (Call 04/15/38)	922	846,320
4.60%, 08/15/45 (Call 02/15/45)	625	547,194
4.65%, 07/15/42	531	474,138
4.70%, 10/15/48 (Call 04/15/48)	1,480	1,341,775
4.75%, 03/01/44	522	467,796
4.95%, 10/15/58 (Call 04/15/58)(a)	789	726,545
5.35%, 05/15/53 (Call 11/15/52)	1,470	1,438,500
5.50%, 05/15/64 (Call 11/15/63)	1,065	1,040,531
5.65%, 06/15/35(a)	595	616,849
6.40%, 03/01/40	125	131,533
6.45%, 03/15/37	550	601,003

228	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.50%, 11/15/35	$647	$715,169
6.55%, 07/01/39	185	203,391
6.95%, 08/15/37	634	715,299
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	360	213,810
3.60%, 06/15/51 (Call 12/15/50)(b)	527	352,450
4.50%, 06/30/43 (Call 12/30/42)(b)	316	248,781
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	165	130,699
4.70%, 12/15/42(b)	301	246,915
4.80%, 02/01/35 (Call 08/01/34)(b)	334	299,693
8.38%, 03/01/39(b)	475	559,938
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(a)	1,570	1,023,928
4.65%, 05/15/50 (Call 11/15/49)	767	571,704
4.88%, 04/01/43	445	352,716
4.95%, 05/15/42	488	386,165
5.00%, 09/20/37 (Call 03/20/37)	650	554,032
5.20%, 09/20/47 (Call 03/20/47)	965	781,200
5.30%, 05/15/49 (Call 11/15/48)	580	473,031
6.35%, 06/01/40	609	583,322
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	1,106	1,003,748
5.58%, 01/25/49 (Call 07/25/48)	1,382	1,234,411
Grupo Televisa SAB
5.25%, 05/24/49 (Call 11/24/48)(a)	110	95,419
6.13%, 01/31/46 (Call 07/31/45)(a)	517	506,086
6.63%, 01/15/40(a)	1,487	1,516,694
NBCUniversal Media LLC
4.45%, 01/15/43	981	856,245
5.95%, 04/01/41	346	359,160
6.40%, 04/30/40	285	308,283
Paramount Global
4.38%, 03/15/43	993	685,548
4.60%, 01/15/45 (Call 07/15/44)	555	382,997
4.85%, 07/01/42 (Call 01/01/42)	527	382,745
4.90%, 08/15/44 (Call 02/15/44)	490	347,902
4.95%, 05/19/50 (Call 11/19/49)(a)	778	570,133
5.25%, 04/01/44 (Call 10/01/43)	320	240,387
5.85%, 09/01/43 (Call 03/01/43)	1,061	878,234
5.90%, 10/15/40 (Call 04/15/40)	330	275,366
6.88%, 04/30/36	878	845,611
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	455	489,671
Thomson Reuters Corp.
5.50%, 08/15/35	415	406,472
5.65%, 11/23/43 (Call 05/23/43)	190	174,198
5.85%, 04/15/40	420	409,877
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,098	802,287
5.50%, 09/01/41 (Call 03/01/41)	1,147	942,324
5.88%, 11/15/40 (Call 05/15/40)	1,040	904,891
6.55%, 05/01/37	1,324	1,258,042
6.75%, 06/15/39	1,279	1,237,220
7.30%, 07/01/38	1,102	1,116,380
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	682	467,698
3.70%, 12/01/42	552	440,928
4.13%, 06/01/44	912	768,707
4.38%, 08/16/41	500	437,107
Series E, 4.13%, 12/01/41	687	582,167

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	$2,075	$1,334,784
3.50%, 05/13/40 (Call 11/13/39)	1,640	1,315,048
3.60%, 01/13/51 (Call 07/13/50)	2,576	1,938,449
3.80%, 05/13/60 (Call 11/13/59)(a)	418	316,226
4.63%, 03/23/40 (Call 09/23/39)	715	664,178
4.70%, 03/23/50 (Call 09/23/49)(a)	1,355	1,236,930
4.75%, 09/15/44 (Call 03/15/44)	564	516,649
4.75%, 11/15/46 (Call 05/15/46)	434	394,976
4.95%, 10/15/45 (Call 04/15/45)	422	387,609
5.40%, 10/01/43	535	532,862
6.15%, 03/01/37	240	253,394
6.15%, 02/15/41	565	606,124
6.20%, 12/15/34	591	640,803
6.40%, 12/15/35	493	539,507
6.65%, 11/15/37	1,116	1,257,620
7.75%, 12/01/45(a)	310	394,329

		90,174,164

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	316	259,827
4.20%, 06/15/35 (Call 12/15/34)	226	202,956
4.38%, 06/15/45 (Call 12/15/44)	311	268,112
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	295	251,680
5.25%, 10/01/54 (Call 04/01/54)(a)	192	164,537

		1,147,112

Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(b)	474	341,781
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	645	517,911
Barrick Gold Corp.
5.25%, 04/01/42(a)	70	65,952
6.45%, 10/15/35(a)	480	500,977
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	585	607,512
Barrick North America Finance LLC
5.70%, 05/30/41	695	690,493
5.75%, 05/01/43	710	710,005
7.50%, 09/15/38	385	435,864
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	603	611,866
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	741	646,761
5.00%, 09/30/43	2,203	2,129,026
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	370	237,631
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	2,300	1,612,315
4.25%, 07/17/42(b)	430	342,998
4.38%, 02/05/49 (Call 08/05/48)(b)	1,188	937,630
4.50%, 08/01/47 (Call 02/01/47)(b)	962	772,338
4.88%, 11/04/44(a)(b)	795	675,640
5.63%, 09/21/35(a)(b)	100	99,468
5.63%, 10/18/43(a)(b)	945	893,243
6.15%, 10/24/36(a)(b)	313	321,943
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(b)	630	567,000
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	562	532,571
5.45%, 03/15/43 (Call 09/15/42)	1,604	1,439,661

S C H E D U L E O F I N V E S T M E N T S	229

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	$490	$359,935
Glencore Canada Corp., 6.20%, 06/15/35(a)	275	275,854
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	310	283,056
6.00%, 11/15/41(b)	403	388,070
6.90%, 11/15/37(b)	1,075	1,138,184
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(b)	225	145,136
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	275	195,553
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	330	282,224
6.76%, 11/15/48(a)(b)	264	252,962
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(b)	343	265,271
5.65%, 09/12/49 (Call 03/12/49)(b)	210	184,758
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	274	278,382
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	630	480,968
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(b)	253	196,361
5.75%, 11/15/41(b)	594	570,588
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	903	810,362
5.45%, 06/09/44 (Call 12/09/43)	125	118,714
5.88%, 04/01/35	364	366,761
6.25%, 10/01/39	989	1,030,871
Rio Tinto Alcan Inc.
5.75%, 06/01/35	577	584,117
6.13%, 12/15/33(a)	971	1,025,744
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	980	634,788
5.20%, 11/02/40	913	896,668
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	509	435,487
4.75%, 03/22/42 (Call 09/22/41)	438	405,577
5.13%, 03/09/53 (Call 09/09/52)	1,030	996,360
Southern Copper Corp.
5.25%, 11/08/42	1,215	1,123,744
5.88%, 04/23/45(a)	1,100	1,082,596
6.75%, 04/16/40	904	980,949
7.50%, 07/27/35	940	1,067,818

		32,548,444

Oil & Gas — 5.7%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	550	420,253
5.10%, 09/01/40 (Call 03/01/40)(a)	960	798,111
5.25%, 02/01/42 (Call 08/01/41)	520	426,693
5.35%, 07/01/49 (Call 01/01/49)	133	106,532
6.00%, 01/15/37	460	428,739
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,065	971,601
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,445	911,209
2.94%, 06/04/51 (Call 12/04/50)	2,007	1,310,372
3.00%, 02/24/50 (Call 08/24/49)	1,941	1,293,042
3.00%, 03/17/52 (Call 09/17/51)	1,139	747,419
3.06%, 06/17/41 (Call 12/17/40)(a)	1,240	909,586
3.07%, 03/30/50 (Call 09/30/49)	410	369,797
3.38%, 02/08/61 (Call 08/08/60)	1,709	1,150,680
4.89%, 09/11/33 (Call 06/11/33)	515	501,025

Security	Par (000)	Value

Oil & Gas (continued)
Burlington Resources LLC, 5.95%, 10/15/36(a)	$40	$42,082
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	405	351,622
5.85%, 02/01/35	511	496,628
6.25%, 03/15/38(a)	701	706,481
6.50%, 02/15/37(a)	592	602,341
6.75%, 02/01/39	492	504,149
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	600	421,083
5.25%, 06/15/37 (Call 12/15/36)	231	210,623
5.40%, 06/15/47 (Call 12/15/46)	636	571,701
6.75%, 11/15/39	812	841,918
6.80%, 09/15/37	659	679,129
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)(a)	260	192,661
3.08%, 05/11/50 (Call 11/11/49)	928	658,947
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	673	408,514
5.25%, 11/15/43 (Call 05/15/43)	290	286,473
6.00%, 03/01/41 (Call 09/01/40)	225	241,566
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	509,748
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	250	234,797
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	326,367
4.25%, 05/09/43	220	185,397
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	372,742
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	315	260,857
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	562	578,302
6.40%, 05/15/37(a)	1,045	1,121,404
7.50%, 07/30/39	410	482,877
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	400	423,231
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	805	652,856
3.80%, 03/15/52 (Call 09/15/51)	1,060	816,195
4.03%, 03/15/62 (Call 09/15/61)	1,622	1,240,956
4.30%, 11/15/44 (Call 05/15/44)	813	697,895
4.88%, 10/01/47 (Call 04/01/47)(a)	70	63,394
5.30%, 05/15/53 (Call 11/15/52)	1,050	1,025,256
5.55%, 03/15/54 (Call 09/15/53)	525	526,297
5.70%, 09/15/63 (Call 03/15/63)	400	402,697
5.90%, 05/15/38	75	78,479
5.95%, 03/15/46 (Call 09/15/45)(a)	280	291,453
6.50%, 02/01/39	910	1,014,893
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	610	467,613
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	859	715,739
5.00%, 06/15/45 (Call 12/15/44)(a)	356	304,584
5.60%, 07/15/41 (Call 01/15/41)	1,226	1,138,668
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	682	512,064
4.40%, 03/24/51 (Call 09/24/50)(a)	593	460,331
6.25%, 03/15/53 (Call 09/15/52)	485	483,044
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	431	320,543
Eni SpA, 5.70%, 10/01/40(b)	360	324,526
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	459	405,720

230	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)	$538	$508,701
5.10%, 01/15/36 (Call 07/15/35)(a)	240	224,704
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	1,076	761,188
3.63%, 04/06/40 (Call 10/06/39)	368	296,859
3.70%, 04/06/50 (Call 10/06/49)	1,024	790,731
3.95%, 05/15/43	609	510,117
4.25%, 11/23/41	415	359,413
4.80%, 11/08/43	531	489,542
5.10%, 08/17/40	573	557,374
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	678	521,681
3.10%, 08/16/49 (Call 02/16/49)	1,158	814,574
3.45%, 04/15/51 (Call 10/15/50)	2,375	1,767,132
3.57%, 03/06/45 (Call 09/06/44)	843	657,831
4.11%, 03/01/46 (Call 09/01/45)	2,068	1,758,067
4.23%, 03/19/40 (Call 09/19/39)	1,613	1,441,602
4.33%, 03/19/50 (Call 09/19/49)	2,304	1,996,497
Hess Corp.
5.60%, 02/15/41	1,194	1,122,594
5.80%, 04/01/47 (Call 10/01/46)(a)	234	223,319
6.00%, 01/15/40(a)	715	701,757
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,010	811,115
6.38%, 10/24/48(b)	1,130	942,465
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	394	326,231
6.60%, 10/01/37(a)	708	713,826
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)(a)	454	352,394
4.75%, 09/15/44 (Call 03/15/44)	736	610,377
5.00%, 09/15/54 (Call 03/15/54)(a)	368	300,703
5.85%, 12/15/45 (Call 06/15/45)(a)	225	207,189
6.50%, 03/01/41 (Call 09/01/40)	858	874,440
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	938	1,005,904
Occidental Petroleum Corp.
0.00%, 10/10/36(f)	525	273,184
4.10%, 02/15/47 (Call 08/15/46)	355	244,311
4.20%, 03/15/48 (Call 09/15/47)(a)	240	176,311
4.40%, 04/15/46 (Call 10/15/45)	620	475,738
4.40%, 08/15/49 (Call 02/15/49)	820	584,325
4.63%, 06/15/45 (Call 12/15/44)	460	350,009
6.20%, 03/15/40(a)	225	222,237
6.45%, 09/15/36	741	757,698
6.60%, 03/15/46 (Call 09/15/45)	910	936,545
7.95%, 06/15/39(a)	265	297,253
Ovintiv Inc.
6.50%, 08/15/34(a)	405	410,670
6.50%, 02/01/38	435	427,304
6.63%, 08/15/37	500	498,117
7.10%, 07/15/53 (Call 01/15/53)	335	346,647
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	660	475,461
4.18%, 01/21/50 (Call 07/21/49)(b)	755	573,009
4.70%, 07/30/49(b)	631	516,083
5.63%, 05/20/43(b)	1,025	946,048
6.00%, 05/03/42(b)	1,069	1,030,363
6.45%, 05/30/44(b)	1,243	1,255,395
6.50%, 05/27/41(b)	350	353,571
6.50%, 11/07/48(b)	634	649,549

Security	Par (000)	Value

Oil & Gas (continued)
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	$1,370	$919,803
4.50%, 03/18/45(a)(b)	1,162	1,018,628
4.55%, 04/21/50 (Call 10/21/49)(b)	2,114	1,830,799
4.80%, 04/21/60 (Call 10/21/59)(b)	725	643,635
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)(a)	797	532,045
4.65%, 11/15/34 (Call 05/15/34)	833	781,597
4.88%, 11/15/44 (Call 05/15/44)	1,440	1,301,207
5.88%, 05/01/42	874	891,354
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	610	515,114
4.90%, 10/01/46 (Call 04/01/46)	703	613,967
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	535	368,525
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	3,015	2,215,084
3.30%, 07/12/51 (Call 01/12/51)(b)	3,410	2,387,805
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,830	1,243,205
3.75%, 01/12/62(b)	705	469,506
4.88%, 02/10/45(b)	98	85,318
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	1,878	1,244,288
3.50%, 11/24/70 (Call 05/24/70)(b)	1,755	1,105,116
4.25%, 04/16/39(b)	2,063	1,757,709
4.38%, 04/16/49(b)	2,468	2,010,946
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	550	394,313
3.00%, 11/26/51 (Call 05/26/51)(a)	1,002	670,764
3.13%, 11/07/49 (Call 05/07/49)	1,302	907,735
3.25%, 04/06/50 (Call 10/06/49)	1,820	1,291,495
3.63%, 08/21/42	453	363,979
3.75%, 09/12/46	1,159	911,669
4.00%, 05/10/46	1,453	1,194,546
4.13%, 05/11/35	1,293	1,179,471
4.38%, 05/11/45	2,451	2,126,526
4.55%, 08/12/43	1,052	950,845
5.50%, 03/25/40	981	997,968
6.38%, 12/15/38	2,318	2,551,887
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	370	316,558
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	685	641,179
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	250	246,931
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	750	620,850
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	400	325,309
4.25%, 04/12/47(b)	400	338,398
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51 (Call 07/08/50)(b)	400	268,304
3.35%, 05/13/50 (Call 11/13/49)(b)	340	242,185
3.44%, 11/12/49 (Call 05/12/49)(b)	200	145,467
3.68%, 08/08/49 (Call 02/08/49)(b)	345	260,105
4.60%, 09/12/48(b)	323	284,691
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(b)	400	338,793
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	587	415,503
4.00%, 11/15/47 (Call 05/15/47)	480	359,826

S C H E D U L E O F I N V E S T M E N T S	231

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.95%, 12/01/34	$455	$450,268
6.50%, 06/15/38	1,093	1,118,703
6.80%, 05/15/38	995	1,039,239
6.85%, 06/01/39(a)	595	620,979
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	571	349,139
3.75%, 06/18/50(b)	390	248,957
5.38%, 11/20/48(b)	405	341,672
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	815	596,679
3.13%, 05/29/50 (Call 11/29/49)	2,088	1,443,250
3.39%, 06/29/60 (Call 12/29/59)(a)	572	394,518
3.46%, 07/12/49 (Call 01/12/49)	801	596,226
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	736	502,004
4.00%, 06/01/52 (Call 12/01/51)(a)	365	267,539
4.90%, 03/15/45	381	328,889
6.63%, 06/15/37	1,384	1,473,051
XTO Energy Inc., 6.75%, 08/01/37	390	433,763

		117,933,881

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,004	948,774
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,054	838,695
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	332	279,871
4.75%, 08/01/43 (Call 02/01/43)	489	422,341
4.85%, 11/15/35 (Call 05/15/35)	874	819,449
5.00%, 11/15/45 (Call 05/15/45)(a)	1,446	1,301,492
6.70%, 09/15/38	890	979,327
7.45%, 09/15/39	1,240	1,442,814
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	962	712,671

		7,745,434

Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	771	491,420
4.05%, 12/15/49 (Call 06/15/49)	270	209,373
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	380	368,352
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	350	365,086

		1,434,231

Pharmaceuticals — 7.0%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	3,300	2,828,474
4.25%, 11/21/49 (Call 05/21/49)	4,951	4,169,527
4.30%, 05/14/36 (Call 11/14/35)	865	792,457
4.40%, 11/06/42	2,015	1,760,435
4.45%, 05/14/46 (Call 11/14/45)	1,589	1,374,575
4.50%, 05/14/35 (Call 11/14/34)	2,173	2,044,347
4.55%, 03/15/35 (Call 09/15/34)	1,597	1,510,588
4.63%, 10/01/42 (Call 04/01/42)	489	433,950
4.70%, 05/14/45 (Call 11/14/44)	2,266	2,037,865
4.75%, 03/15/45 (Call 09/15/44)	789	708,735
4.85%, 06/15/44 (Call 12/15/43)	792	724,043
4.88%, 11/14/48 (Call 05/14/48)	1,543	1,424,504
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(a)	270	160,338
3.00%, 05/28/51 (Call 11/28/50)	840	592,049
4.00%, 09/18/42	1,218	1,048,489

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 11/16/45	$982	$873,925
4.38%, 08/17/48 (Call 02/17/48)	736	658,914
6.45%, 09/15/37	1,788	2,011,199
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	285	204,000
4.20%, 07/15/34 (Call 01/15/34)(b)	218	191,107
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	885	697,957
4.63%, 06/25/38 (Call 12/25/37)(b)	961	828,731
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	210	164,577
4.70%, 07/15/64 (Call 01/15/64)(b)	535	408,184
4.88%, 06/25/48 (Call 12/25/47)(b)	1,845	1,572,596
5.50%, 07/30/35(a)(b)	195	190,622
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	435	336,557
4.67%, 06/06/47 (Call 12/06/46)	1,272	1,128,702
4.69%, 12/15/44 (Call 06/15/44)	865	765,593
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	817	552,011
2.55%, 11/13/50 (Call 05/13/50)	1,343	823,655
3.25%, 08/01/42	491	366,871
3.55%, 03/15/42 (Call 09/15/41)(a)	1,095	871,361
3.70%, 03/15/52 (Call 09/15/51)	2,189	1,683,473
3.90%, 03/15/62 (Call 09/15/61)	1,362	1,032,154
4.13%, 06/15/39 (Call 12/15/38)	1,360	1,201,130
4.25%, 10/26/49 (Call 04/26/49)	2,776	2,346,215
4.35%, 11/15/47 (Call 05/15/47)	925	800,192
4.50%, 03/01/44 (Call 09/01/43)	55	48,638
4.55%, 02/20/48 (Call 08/20/47)	1,053	933,210
4.63%, 05/15/44 (Call 11/15/43)	697	631,808
5.00%, 08/15/45 (Call 02/15/45)(a)	310	298,820
5.88%, 11/15/36(a)	335	344,931
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	531	425,221
4.50%, 11/15/44 (Call 05/15/44)	283	227,115
4.60%, 03/15/43	233	188,874
4.90%, 09/15/45 (Call 03/15/45)	444	371,735
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)	437	353,063
4.30%, 12/15/47 (Call 06/15/47)	319	266,097
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	602	447,881
3.40%, 03/15/50 (Call 09/15/49)	971	678,635
3.40%, 03/15/51 (Call 09/15/50)	1,465	1,025,081
3.88%, 10/15/47 (Call 04/15/47)	1,064	812,145
4.80%, 08/15/38 (Call 02/15/38)	1,998	1,841,793
4.80%, 07/15/46 (Call 01/16/46)	1,015	901,187
4.90%, 12/15/48 (Call 06/15/48)	2,544	2,268,556
5.38%, 02/15/42 (Call 08/15/41)(a)	271	249,897
6.13%, 11/15/41	224	231,049
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	1,144	768,314
4.13%, 04/01/40 (Call 10/01/39)	845	688,495
4.25%, 04/01/50 (Call 10/01/49)(a)	678	535,620
4.78%, 03/25/38 (Call 09/25/37)	3,978	3,562,529
4.88%, 07/20/35 (Call 01/20/35)	589	548,015
5.05%, 03/25/48 (Call 09/25/47)	6,341	5,561,761
5.13%, 07/20/45 (Call 01/20/45)	2,917	2,598,508
5.30%, 12/05/43 (Call 06/05/43)	638	584,636
5.63%, 02/21/53 (Call 08/21/52)	1,231	1,164,992
5.88%, 06/01/53 (Call 12/01/52)	1,220	1,191,782

232	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.00%, 06/01/63 (Call 12/01/62)	$640	$626,867
6.13%, 09/15/39	726	735,603
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,343	828,937
2.50%, 09/15/60 (Call 03/15/60)	684	407,327
3.70%, 03/01/45 (Call 09/01/44)(a)	251	204,958
3.95%, 05/15/47 (Call 11/15/46)(a)	135	115,162
3.95%, 03/15/49 (Call 09/15/48)	940	809,036
4.15%, 03/15/59 (Call 09/15/58)	394	333,474
4.88%, 02/27/53 (Call 08/27/52)	1,041	1,023,828
4.95%, 02/27/63 (Call 08/27/62)	913	891,854
5.55%, 03/15/37(a)	385	406,021
5.95%, 11/15/37	215	230,633
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(a)	385	338,042
5.38%, 04/15/34(a)	996	1,054,820
6.38%, 05/15/38	2,113	2,403,942
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	979	670,410
2.25%, 09/01/50 (Call 03/01/50)(a)	824	519,275
2.45%, 09/01/60 (Call 03/01/60)(a)	797	489,275
3.40%, 01/15/38 (Call 07/15/37)	838	711,597
3.50%, 01/15/48 (Call 07/15/47)(a)	478	389,502
3.55%, 03/01/36 (Call 09/01/35)	866	764,243
3.63%, 03/03/37 (Call 09/03/36)	1,053	931,522
3.70%, 03/01/46 (Call 09/01/45)	1,683	1,400,866
3.75%, 03/03/47 (Call 09/03/46)	726	613,449
4.38%, 12/05/33 (Call 06/05/33)	468	462,256
4.50%, 09/01/40	427	408,083
4.50%, 12/05/43 (Call 06/05/43)	264	253,666
4.85%, 05/15/41(a)	666	656,743
5.85%, 07/15/38(a)	1,132	1,238,495
5.95%, 08/15/37	795	880,651
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	395	345,143
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	186	164,626
5.90%, 11/01/39(a)	510	520,109
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	1,134	793,808
2.45%, 06/24/50 (Call 12/24/49)	1,103	685,526
2.75%, 12/10/51 (Call 06/10/51)	1,635	1,072,944
2.90%, 12/10/61 (Call 06/10/61)	1,190	747,401
3.60%, 09/15/42 (Call 03/15/42)(a)	587	480,515
3.70%, 02/10/45 (Call 08/10/44)	956	780,106
3.90%, 03/07/39 (Call 09/07/38)(a)	657	574,863
4.00%, 03/07/49 (Call 09/07/48)	1,283	1,085,155
4.15%, 05/18/43	1,074	952,405
4.90%, 05/17/44 (Call 11/17/43)	730	708,329
5.00%, 05/17/53 (Call 11/17/52)	1,300	1,269,734
5.15%, 05/17/63 (Call 11/17/62)	675	658,885
6.50%, 12/01/33(a)	320	358,757
6.55%, 09/15/37	1,145	1,284,001
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	245	257,133
5.85%, 06/30/39	250	258,000
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	640	498,063
5.40%, 11/29/43 (Call 05/29/43)	425	352,901
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	781	535,665

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 09/21/42	$771	$635,954
4.00%, 11/20/45 (Call 05/20/45)	1,118	963,195
4.40%, 05/06/44	1,350	1,248,587
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	1,752	1,255,569
2.70%, 05/28/50 (Call 11/28/49)	1,138	771,841
3.90%, 03/15/39 (Call 09/15/38)	1,298	1,125,554
4.00%, 12/15/36	803	728,687
4.00%, 03/15/49 (Call 09/15/48)(a)	1,656	1,422,777
4.10%, 09/15/38 (Call 03/15/38)	1,051	942,020
4.13%, 12/15/46	1,501	1,298,676
4.20%, 09/15/48 (Call 03/15/48)	1,221	1,079,943
4.30%, 06/15/43	1,628	1,467,607
4.40%, 05/15/44	905	823,976
5.60%, 09/15/40	1,195	1,235,027
7.20%, 03/15/39	2,633	3,182,732
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	691	672,561
5.30%, 05/19/53 (Call 11/19/52)	6,027	6,029,193
5.34%, 05/19/63 (Call 11/19/62)	425	418,763
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)(a)	1,416	1,029,196
3.18%, 07/09/50 (Call 01/09/50)	1,911	1,283,279
3.38%, 07/09/60 (Call 01/09/60)	849	554,227
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	839	662,925
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,188	831,488
4.00%, 06/22/50 (Call 12/22/49)	1,780	1,179,076
Wyeth LLC
5.95%, 04/01/37	2,261	2,423,765
6.00%, 02/15/36	1,145	1,227,977
6.50%, 02/01/34	555	619,736
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	515	350,166
3.95%, 09/12/47 (Call 03/12/47)	442	351,831
4.45%, 08/20/48 (Call 02/20/48)	357	307,436
4.70%, 02/01/43 (Call 08/01/42)	1,090	988,209

		143,367,069

Pipelines — 4.5%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)(b)	1,311	1,165,151
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	821	679,585
3.40%, 01/15/38 (Call 07/15/37)(b)	525	429,490
3.70%, 01/15/39 (Call 07/15/38)(b)	764	614,446
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)	477	369,195
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	105	83,398
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	742	599,535
6.38%, 08/01/37(b)	70	70,945
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	364	337,092
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(b)	555	562,544
6.54%, 11/15/53 (Call 05/15/53)(b)	845	863,763
6.71%, 08/15/63 (Call 02/15/63)(b)	750	766,653
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	345	321,844

S C H E D U L E O F I N V E S T M E N T S	233

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.45%, 11/03/36(b)	$545	$555,251
6.75%, 09/15/37(a)(b)	420	443,288
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	323	225,553
4.60%, 12/15/44 (Call 06/15/44)	327	267,514
4.80%, 11/01/43 (Call 05/01/43)	293	248,000
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	240	199,200
4.39%, 11/30/46(a)(b)	805	607,226
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)(a)	797	743,028
7.38%, 10/15/45 (Call 04/15/45)	447	504,192
Series B, 7.50%, 04/15/38	485	534,682
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)(a)	840	563,089
4.00%, 11/15/49 (Call 05/15/49)(a)	428	320,998
4.50%, 06/10/44 (Call 12/10/43)(a)	454	371,076
5.50%, 12/01/46 (Call 06/01/46)(a)	530	489,968
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	294	268,757
4.95%, 01/15/43 (Call 07/15/42)	415	337,733
5.00%, 05/15/44 (Call 11/15/43)	360	293,125
5.00%, 05/15/50 (Call 11/15/49)	1,591	1,309,607
5.15%, 02/01/43 (Call 08/01/42)	561	471,842
5.15%, 03/15/45 (Call 09/15/44)	727	612,925
5.30%, 04/01/44 (Call 10/01/43)	588	500,932
5.30%, 04/15/47 (Call 10/15/46)	771	653,842
5.35%, 05/15/45 (Call 11/15/44)	725	619,636
5.40%, 10/01/47 (Call 04/01/47)	1,333	1,148,178
5.95%, 10/01/43 (Call 04/01/43)	360	328,734
6.00%, 06/15/48 (Call 12/15/47)	845	781,106
6.05%, 06/01/41 (Call 12/01/40)	940	887,488
6.10%, 02/15/42	370	347,549
6.13%, 12/15/45 (Call 06/15/45)	751	705,283
6.25%, 04/15/49 (Call 10/15/48)(a)	1,312	1,255,985
6.50%, 02/01/42 (Call 08/01/41)	866	862,521
6.63%, 10/15/36	341	348,719
6.85%, 02/15/40(a)	165	164,351
7.50%, 07/01/38	566	613,619
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	300	284,371
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)(a)	858	579,568
3.30%, 02/15/53 (Call 08/15/52)(a)	812	555,263
3.70%, 01/31/51 (Call 07/31/50)	924	676,366
3.95%, 01/31/60 (Call 07/31/59)	839	618,651
4.20%, 01/31/50 (Call 07/31/49)	1,178	941,226
4.25%, 02/15/48 (Call 08/15/47)	1,145	933,173
4.45%, 02/15/43 (Call 08/15/42)	1,021	868,445
4.80%, 02/01/49 (Call 08/01/48)	966	848,762
4.85%, 08/15/42 (Call 02/15/42)	625	561,071
4.85%, 03/15/44 (Call 09/15/43)	1,138	1,015,912
4.90%, 05/15/46 (Call 11/15/45)	853	757,832
4.95%, 10/15/54 (Call 04/15/54)	343	304,432
5.10%, 02/15/45 (Call 08/15/44)	939	861,683
5.70%, 02/15/42	571	562,813
5.95%, 02/01/41	470	480,995
6.13%, 10/15/39	495	513,824
6.45%, 09/01/40	510	543,509
7.55%, 04/15/38	512	586,293
Series H, 6.65%, 10/15/34	241	261,045

Security	Par (000)	Value

Pipelines (continued)
Series J, 5.75%, 03/01/35	$75	$73,019
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(b)	154	148,579
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	382	273,284
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	424	372,276
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	177	148,925
2.63%, 03/31/36(b)	682	539,003
2.94%, 09/30/40(b)	1,814	1,427,450
3.25%, 09/30/40(a)(b)	875	654,564
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(b)	600	601,978
6.51%, 02/23/42(b)	1,000	1,011,771
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(b)	252	218,477
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	481	392,158
5.00%, 08/15/42 (Call 02/15/42)	405	339,923
5.00%, 03/01/43 (Call 09/01/42)	612	518,466
5.40%, 09/01/44 (Call 03/01/44)	500	434,590
5.50%, 03/01/44 (Call 09/01/43)	614	547,752
5.63%, 09/01/41	414	376,035
5.80%, 03/15/35	485	473,794
6.38%, 03/01/41	404	398,924
6.50%, 02/01/37	366	367,579
6.50%, 09/01/39	663	667,818
6.55%, 09/15/40	464	461,003
6.95%, 01/15/38	950	1,017,130
7.50%, 11/15/40	355	385,770
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	427	268,802
3.60%, 02/15/51 (Call 08/15/50)	904	607,513
5.05%, 02/15/46 (Call 08/15/45)	662	557,767
5.20%, 03/01/48 (Call 09/01/47)	673	579,572
5.30%, 12/01/34 (Call 06/01/34)	724	688,605
5.45%, 08/01/52 (Call 02/01/52)(a)	680	607,324
5.55%, 06/01/45 (Call 12/01/44)	1,318	1,191,147
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	655	458,848
4.20%, 12/01/42 (Call 06/01/42)	266	194,228
4.20%, 03/15/45 (Call 09/15/44)	195	137,884
4.20%, 10/03/47 (Call 04/03/47)	363	267,103
4.25%, 09/15/46 (Call 03/15/46)	391	288,269
4.85%, 02/01/49 (Call 08/01/48)	480	388,787
5.15%, 10/15/43 (Call 04/15/43)	384	324,329
6.40%, 05/01/37(a)	260	255,858
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,262	1,069,184
4.70%, 04/15/48 (Call 10/15/47)	1,251	1,003,914
4.90%, 04/15/58 (Call 10/15/57)	438	348,291
4.95%, 03/14/52 (Call 09/14/51)	1,368	1,127,335
5.20%, 03/01/47 (Call 09/01/46)	880	757,567
5.20%, 12/01/47 (Call 06/01/47)	406	347,862
5.50%, 02/15/49 (Call 08/15/48)	1,296	1,154,759
5.65%, 03/01/53 (Call 09/01/52)	445	403,202
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	583	614,465
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	301	197,891
4.10%, 09/15/42 (Call 03/15/42)(b)	290	214,283

234	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 01/15/49 (Call 07/15/48)(b)	$637	$500,081
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	521	391,497
4.50%, 03/15/50 (Call 09/15/49)	368	276,214
4.95%, 07/13/47 (Call 01/06/47)	569	467,776
5.20%, 07/15/48 (Call 01/15/48)	876	749,121
6.00%, 06/15/35	379	372,680
6.63%, 09/01/53 (Call 03/01/53)(a)	1,350	1,361,498
7.15%, 01/15/51 (Call 07/15/50)	319	338,203
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	568	551,301
6.20%, 09/15/43 (Call 03/15/43)	244	236,342
6.65%, 10/01/36	430	443,820
6.85%, 10/15/37	478	500,361
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	484	360,009
4.70%, 06/15/44 (Call 12/15/43)	576	450,211
4.90%, 02/15/45 (Call 08/15/44)	380	304,319
5.15%, 06/01/42 (Call 12/01/41)	559	461,313
6.65%, 01/15/37	424	429,806
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(b)	370	330,786
4.83%, 05/01/48 (Call 11/01/47)(b)	409	341,985
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37 (Call 03/15/37)	195	195,707
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	662	537,942
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)(a)	546	439,271
5.95%, 09/25/43 (Call 03/25/43)	255	243,998
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	725	588,407
6.25%, 07/01/52 (Call 01/01/52)	470	451,332
6.50%, 02/15/53 (Call 08/15/52)	653	653,330
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	140	160,953
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(b)	319	244,131
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	989	894,610
4.75%, 05/15/38 (Call 11/15/37)	309	270,304
4.88%, 05/15/48 (Call 11/15/47)	679	576,744
5.00%, 10/16/43 (Call 04/16/43)	575	497,957
5.10%, 03/15/49 (Call 09/15/48)(a)	783	687,498
5.60%, 03/31/34	365	354,187
5.85%, 03/15/36	570	565,142
6.10%, 06/01/40	655	659,832
6.20%, 10/15/37	856	869,580
7.25%, 08/15/38	655	729,282
7.63%, 01/15/39(a)	1,080	1,223,486
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	445	332,420
4.45%, 08/01/42 (Call 02/01/42)	475	395,129
4.60%, 03/15/48 (Call 09/15/47)	435	363,006
5.40%, 08/15/41 (Call 02/15/41)	501	468,296
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	875	708,155
5.30%, 03/01/48 (Call 09/01/47)	550	450,889
5.45%, 04/01/44 (Call 10/01/43)	460	386,431
5.50%, 08/15/48 (Call 02/15/48)(a)	370	307,784

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	$685	$459,718
4.85%, 03/01/48 (Call 09/01/47)	491	417,945
4.90%, 01/15/45 (Call 07/15/44)	599	511,023
5.10%, 09/15/45 (Call 03/15/45)	890	784,072
5.30%, 08/15/52 (Call 02/15/52)	657	591,555
5.40%, 03/04/44 (Call 09/04/43)	445	401,122
5.75%, 06/24/44 (Call 12/24/43)	463	438,136
5.80%, 11/15/43 (Call 05/15/43)	262	251,238
6.30%, 04/15/40	820	840,393

		91,927,257

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	195	163,837
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	530	456,107
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	444	386,622
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	698	603,329
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	608	406,478
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	521	344,119
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	531	334,755

		2,695,247

Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	227	224,533
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	100	100,763

		325,296

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)	545	431,338
3.00%, 05/18/51 (Call 11/18/50)	649	391,938
3.55%, 03/15/52 (Call 09/15/51)	815	556,167
4.00%, 02/01/50 (Call 08/01/49)	567	424,922
4.75%, 04/15/35 (Call 01/15/35)(a)	655	605,810
4.85%, 04/15/49 (Call 10/15/48)	292	238,241
5.15%, 04/15/53 (Call 10/15/52)	540	480,854
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	210	134,152
4.30%, 04/15/52 (Call 10/15/51)	275	212,454
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)(a)	1,029	622,820
3.10%, 06/15/50 (Call 12/15/49)	952	594,014
3.70%, 10/15/49 (Call 04/15/49)(a)	624	434,603
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	291	219,921
4.15%, 07/01/47 (Call 01/01/47)	255	203,138
4.35%, 04/15/48 (Call 10/18/47)	243	196,353
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	490	346,882
6.50%, 01/15/34 (Call 10/15/33)(a)	235	234,189
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(a)	195	138,201
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)(a)	188	135,792

S C H E D U L E O F I N V E S T M E N T S	235

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	$1,092	$735,911
3.25%, 01/15/51 (Call 07/15/50)(a)	747	484,880
4.75%, 05/15/47 (Call 11/15/46)	287	236,730
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	373	275,314
4.15%, 07/01/50 (Call 01/01/50)	548	413,578
5.20%, 02/15/49 (Call 08/15/48)	471	418,590
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	428	266,353
3.00%, 07/15/50 (Call 01/15/50)	439	276,338
3.40%, 02/15/52 (Call 08/15/51)	397	268,913
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	160	121,661
4.50%, 07/01/44 (Call 01/01/44)	759	645,116
4.50%, 06/01/45 (Call 12/01/44)	282	229,269
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	354	197,762
4.50%, 03/15/48 (Call 09/15/47)	235	183,650
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53 (Call 11/15/52)(a)	360	348,966
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)	319	207,903
4.50%, 12/01/44 (Call 06/01/44)(a)	467	362,382
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	364	297,648
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	257	266,597
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	175	132,906
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)(a)	325	225,652
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(a)	279	194,666
4.13%, 12/01/46 (Call 06/01/46)(a)	291	213,527
4.25%, 04/01/45 (Call 10/01/44)(a)	360	276,628
4.45%, 09/01/47 (Call 03/01/47)(a)	333	262,295
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	185	116,071
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)(a)	370	224,152
3.10%, 04/15/50 (Call 10/15/49)	269	164,918
3.50%, 04/15/51 (Call 10/15/50)	413	278,282
4.80%, 10/15/48 (Call 04/15/48)	336	275,370
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	460	248,191
3.00%, 04/15/50 (Call 10/15/49)	614	403,614
3.05%, 03/01/50 (Call 09/01/49)	300	198,744
4.38%, 09/15/48 (Call 03/15/48)	249	206,028
5.13%, 01/15/34 (Call 10/15/33)	375	369,153
5.25%, 06/15/53 (Call 12/15/52)	890	848,741
Public Storage Operating Co., 5.35%, 08/01/53 (Call 02/01/53)	770	752,682
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	572	496,669
5.88%, 03/15/35(a)	160	157,433
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	522	407,044
4.65%, 03/15/49 (Call 09/15/48)	214	173,411
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(a)	1,038	678,195

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 07/15/50 (Call 01/15/50)(a)	$584	$421,767
4.25%, 10/01/44 (Call 04/01/44)	237	185,523
4.25%, 11/30/46 (Call 05/30/46)	485	373,138
4.75%, 03/15/42 (Call 09/15/41)	570	484,028
5.85%, 03/08/53 (Call 09/03/52)	555	544,045
6.75%, 02/01/40 (Call 11/01/39)	548	588,214
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(b)	475	382,670
6.95%, 01/30/44 (Call 07/30/43)(b)	445	387,323
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	160	126,127
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	225	172,251
4.88%, 04/15/49 (Call 10/15/48)	289	236,377
5.70%, 09/30/43 (Call 03/30/43)	309	282,206
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)(a)	615	541,093
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	475	311,647
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	397	270,048
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	280	236,451
6.50%, 03/15/41 (Call 09/15/40)	366	374,527
Welltower OP LLC, 4.95%, 09/01/48 (Call 03/01/48)(a)	274	238,519
Weyerhaeuser Co.
4.00%, 03/09/52 (Call 09/09/51)(a)	330	256,102
6.88%, 12/15/33	432	469,099

		27,024,877

Retail — 3.0%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(b)	703	454,697
2.80%, 02/10/51 (Call 08/02/50)(b)	1,175	716,043
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(b)	481	335,731
3.63%, 05/13/51 (Call 11/13/50)(b)	315	207,461
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	453	313,457
4.50%, 07/26/47 (Call 01/26/47)(b)	495	382,904
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	430	307,246
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	605	449,393
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)(a)	189	153,785
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	635	412,426
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	464	343,750
5.50%, 11/01/52 (Call 05/01/52)	510	462,117
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	432	278,491
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)(a)	1,394	830,092
2.75%, 09/15/51 (Call 03/15/51)	790	509,332
3.13%, 12/15/49 (Call 06/15/49)	1,315	921,019
3.30%, 04/15/40 (Call 10/15/39)	1,006	792,849
3.35%, 04/15/50 (Call 10/15/49)	1,395	1,021,210
3.50%, 09/15/56 (Call 03/15/56)	760	557,548
3.63%, 04/15/52 (Call 10/15/51)	1,300	989,900
3.90%, 06/15/47 (Call 12/15/46)	1,132	921,301
4.20%, 04/01/43 (Call 10/01/42)	1,154	1,006,105
4.25%, 04/01/46 (Call 10/01/45)	1,104	946,581
4.40%, 03/15/45 (Call 09/15/44)	947	828,572
4.50%, 12/06/48 (Call 06/06/48)	1,099	982,118

236	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$690	$651,328
4.95%, 09/15/52 (Call 03/15/52)(a)	830	791,201
5.40%, 09/15/40 (Call 03/15/40)	541	543,084
5.88%, 12/16/36(a)	2,525	2,708,963
5.95%, 04/01/41 (Call 10/01/40)	652	697,289
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	955	655,925
3.00%, 10/15/50 (Call 04/15/50)(a)	1,551	984,075
3.50%, 04/01/51 (Call 10/01/50)	491	336,631
3.70%, 04/15/46 (Call 10/15/45)	1,074	805,127
4.05%, 05/03/47 (Call 11/03/46)	1,127	881,221
4.25%, 04/01/52 (Call 10/01/51)	1,420	1,123,345
4.38%, 09/15/45 (Call 03/15/45)(a)	329	268,049
4.45%, 04/01/62 (Call 10/01/61)	1,110	865,671
4.55%, 04/05/49 (Call 10/05/48)	432	360,353
4.65%, 04/15/42 (Call 10/15/41)(a)	524	456,816
5.00%, 04/15/40 (Call 10/15/39)	260	240,770
5.00%, 09/15/43 (Call 03/15/43)(a)	30	27,190
5.13%, 04/15/50 (Call 10/15/49)	260	236,258
5.50%, 10/15/35(a)	482	485,382
5.63%, 04/15/53 (Call 10/15/52)	1,335	1,296,526
5.75%, 07/01/53 (Call 01/01/53)	390	385,489
5.80%, 10/15/36	215	218,350
5.80%, 09/15/62 (Call 03/15/62)	790	763,655
5.85%, 04/01/63 (Call 10/01/62)	593	579,918
McDonald’s Corp.
3.63%, 05/01/43	406	317,027
3.63%, 09/01/49 (Call 03/01/49)	1,413	1,065,486
3.70%, 02/15/42(a)	598	474,103
4.20%, 04/01/50 (Call 10/01/49)	564	468,283
4.45%, 03/01/47 (Call 09/01/46)	1,135	979,978
4.45%, 09/01/48 (Call 03/01/48)	611	531,938
4.60%, 05/26/45 (Call 11/26/44)	589	522,464
4.70%, 12/09/35 (Call 06/09/35)	216	206,383
4.88%, 07/15/40	284	261,634
4.88%, 12/09/45 (Call 06/09/45)	1,201	1,109,244
5.15%, 09/09/52 (Call 03/09/52)(a)	715	684,958
5.45%, 08/14/53 (Call 02/14/53)	700	700,465
5.70%, 02/01/39	522	530,126
6.30%, 10/15/37	773	840,358
6.30%, 03/01/38	557	606,865
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	437	306,645
3.50%, 11/15/50 (Call 05/15/50)	991	718,793
3.75%, 12/01/47 (Call 06/01/47)	515	393,145
4.30%, 06/15/45 (Call 12/15/44)	307	256,858
4.45%, 08/15/49 (Call 02/15/49)	1,008	856,211
4.50%, 11/15/48 (Call 05/15/48)	790	676,986
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	1,175	785,059
3.63%, 04/15/46(a)	527	408,374
3.90%, 11/15/47 (Call 05/15/47)	663	541,000
4.00%, 07/01/42	510	442,916
4.80%, 01/15/53 (Call 07/15/52)(a)	890	820,130
6.50%, 10/15/37	611	676,367
7.00%, 01/15/38(a)	530	616,753
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	230	209,373
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	304	272,857
Walgreen Co., 4.40%, 09/15/42	250	188,146

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	$905	$618,007
4.65%, 06/01/46 (Call 12/01/45)(a)	175	136,426
4.80%, 11/18/44 (Call 05/18/44)	475	371,662
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	960	685,177
2.65%, 09/22/51 (Call 03/22/51)(a)	1,255	845,055
2.95%, 09/24/49 (Call 03/24/49)	440	311,908
3.63%, 12/15/47 (Call 06/15/47)	664	536,021
3.95%, 06/28/38 (Call 12/28/37)	385	345,805
4.00%, 04/11/43 (Call 10/11/42)	455	398,649
4.05%, 06/29/48 (Call 12/29/47)(a)	1,225	1,077,503
4.30%, 04/22/44 (Call 10/22/43)(a)	245	220,738
4.50%, 09/09/52 (Call 03/09/52)	1,310	1,217,861
4.50%, 04/15/53	1,255	1,167,836
4.88%, 07/08/40(a)	200	191,434
5.00%, 10/25/40(a)	310	313,455
5.25%, 09/01/35	1,215	1,270,508
5.63%, 04/01/40(a)	365	393,614
5.63%, 04/15/41(a)	40	42,796
6.20%, 04/15/38(a)	650	738,329
6.50%, 08/15/37	860	991,472

		60,829,925

Semiconductors — 2.5%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	445	390,197
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	670	475,800
2.95%, 10/01/51 (Call 04/01/51)	898	603,500
5.30%, 12/15/45 (Call 06/15/45)(a)	230	220,740
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)(a)	636	433,076
4.35%, 04/01/47 (Call 10/01/46)	797	719,719
5.10%, 10/01/35 (Call 04/01/35)	369	374,177
5.85%, 06/15/41	486	518,400
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(b)	2,798	2,135,561
3.19%, 11/15/36 (Call 08/15/36)(b)	2,291	1,721,770
3.47%, 04/15/34 (Call 01/15/34)(b)	2,704	2,209,461
3.50%, 02/15/41 (Call 08/15/40)(b)	2,549	1,867,336
3.75%, 02/15/51 (Call 08/15/50)(b)	1,509	1,082,181
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	2,099	1,890,839
Foundry JV Holdco LLC, 5.88%, 01/25/34(a)(b)	690	680,470
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	920	638,468
3.05%, 08/12/51 (Call 02/12/51)	1,360	880,656
3.10%, 02/15/60 (Call 08/15/59)(a)	861	536,051
3.20%, 08/12/61 (Call 02/12/61)	690	432,137
3.25%, 11/15/49 (Call 05/15/49)	1,713	1,168,532
3.73%, 12/08/47 (Call 06/08/47)	1,626	1,233,949
4.10%, 05/19/46 (Call 11/19/45)	1,076	879,908
4.10%, 05/11/47 (Call 11/11/46)	654	530,559
4.25%, 12/15/42	947	794,925
4.60%, 03/25/40 (Call 09/25/39)(a)	599	544,860
4.75%, 03/25/50 (Call 09/25/49)	1,800	1,581,400
4.80%, 10/01/41	533	484,518
4.90%, 07/29/45 (Call 01/29/45)	581	562,460
4.90%, 08/05/52 (Call 02/05/52)	1,470	1,324,840
4.95%, 03/25/60 (Call 09/25/59)(a)	673	600,452
5.05%, 08/05/62 (Call 02/05/62)	780	692,858

S C H E D U L E O F I N V E S T M E N T S	237

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.63%, 02/10/43 (Call 08/10/42)	$870	$865,926
5.70%, 02/10/53 (Call 08/10/52)(a)	1,685	1,668,645
5.90%, 02/10/63 (Call 08/10/62)(a)	991	996,119
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	801	575,690
4.95%, 07/15/52 (Call 01/15/52)	1,185	1,119,708
5.00%, 03/15/49 (Call 09/15/48)	431	407,060
5.25%, 07/15/62 (Call 01/15/62)	608	590,126
5.65%, 11/01/34 (Call 07/01/34)(a)	150	152,006
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(a)	528	352,737
3.13%, 06/15/60 (Call 12/15/59)	483	317,081
4.88%, 03/15/49 (Call 09/15/48)	585	548,946
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	570	395,084
3.48%, 11/01/51 (Call 05/01/51)	623	402,321
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	676	562,704
3.50%, 04/01/50 (Call 10/01/49)	1,791	1,410,398
3.70%, 04/01/60 (Call 10/01/59)	453	359,562
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	385	263,545
3.25%, 05/11/41 (Call 11/11/40)	827	589,000
3.25%, 11/30/51 (Call 05/30/51)	490	316,404
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(a)	482	352,788
4.30%, 05/20/47 (Call 11/20/46)	1,338	1,157,568
4.50%, 05/20/52 (Call 11/20/51)	1,005	877,074
4.65%, 05/20/35 (Call 11/20/34)(a)	846	830,869
4.80%, 05/20/45 (Call 11/20/44)	1,304	1,230,628
6.00%, 05/20/53 (Call 11/20/52)	1,250	1,346,608
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	494	325,565
3.88%, 03/15/39 (Call 09/15/38)	769	666,279
4.10%, 08/16/52 (Call 02/16/52)	320	269,536
4.15%, 05/15/48 (Call 11/15/47)	1,212	1,050,179
5.00%, 03/14/53 (Call 09/14/52)	603	586,226
5.05%, 05/18/63 (Call 11/18/62)	955	914,970
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	290	223,419
3.25%, 10/25/51 (Call 04/25/51)	1,085	785,745
4.50%, 04/22/52 (Call 10/22/51)	975	898,302

		51,618,618

Software — 2.8%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	1,641	1,043,512
4.50%, 06/15/47 (Call 12/15/46)	583	537,089
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	535	346,351
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	773	536,894
4.50%, 08/15/46 (Call 02/15/46)	185	145,906
5.63%, 07/15/52 (Call 01/15/52)	552	523,843
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	309	248,448
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,623	1,326,583
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	5,127	3,389,197
2.68%, 06/01/60 (Call 12/01/59)	3,186	2,049,390
2.92%, 03/17/52 (Call 09/17/51)	4,847	3,437,146
3.04%, 03/17/62 (Call 09/17/61)	1,626	1,125,738
3.45%, 08/08/36 (Call 02/08/36)	1,630	1,449,787

Security	Par (000)	Value

Software (continued)
3.50%, 02/12/35 (Call 08/12/34)	$1,482	$1,349,587
3.50%, 11/15/42	582	487,431
3.70%, 08/08/46 (Call 02/08/46)	1,544	1,309,530
3.75%, 02/12/45 (Call 08/12/44)	432	368,576
3.95%, 08/08/56 (Call 02/08/56)	446	378,973
4.00%, 02/12/55 (Call 08/12/54)(a)	256	223,806
4.10%, 02/06/37 (Call 08/06/36)	822	780,996
4.20%, 11/03/35 (Call 05/03/35)	753	727,059
4.25%, 02/06/47 (Call 08/06/46)	974	904,065
4.45%, 11/03/45 (Call 05/03/45)(a)	765	726,839
4.50%, 10/01/40(a)	593	577,008
4.50%, 02/06/57 (Call 08/06/56)	660	621,266
4.75%, 11/03/55 (Call 05/03/55)(a)	221	212,917
5.20%, 06/01/39	156	162,716
5.30%, 02/08/41(a)	596	631,101
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,547	1,927,552
3.60%, 04/01/50 (Call 10/01/49)	3,851	2,661,673
3.65%, 03/25/41 (Call 09/25/40)	1,722	1,300,098
3.80%, 11/15/37 (Call 05/15/37)	1,574	1,269,333
3.85%, 07/15/36 (Call 01/15/36)	1,153	953,760
3.85%, 04/01/60 (Call 10/01/59)	2,952	2,006,251
3.90%, 05/15/35 (Call 11/15/34)	1,105	943,531
3.95%, 03/25/51 (Call 09/25/50)	2,426	1,773,117
4.00%, 07/15/46 (Call 01/15/46)	2,527	1,901,367
4.00%, 11/15/47 (Call 05/15/47)	1,783	1,330,041
4.10%, 03/25/61 (Call 09/25/60)	1,234	876,646
4.13%, 05/15/45 (Call 11/15/44)	1,576	1,218,195
4.30%, 07/08/34 (Call 01/08/34)	1,478	1,325,262
4.38%, 05/15/55 (Call 11/15/54)	1,130	868,178
4.50%, 07/08/44 (Call 01/08/44)	879	719,960
5.38%, 07/15/40	1,875	1,747,693
5.55%, 02/06/53 (Call 08/06/52)	1,886	1,753,199
6.13%, 07/08/39	1,086	1,102,493
6.50%, 04/15/38	1,196	1,261,588
6.90%, 11/09/52 (Call 05/09/52)	2,095	2,281,647
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	1,184	845,480
2.90%, 07/15/51 (Call 01/15/51)	1,713	1,147,120
3.05%, 07/15/61 (Call 01/15/61)(a)	1,020	661,132

		57,497,070

Telecommunications — 5.8%
America Movil SAB de CV
4.38%, 07/16/42(a)	857	732,764
4.38%, 04/22/49 (Call 10/22/48)(a)	579	490,431
6.13%, 11/15/37	601	626,797
6.13%, 03/30/40	1,666	1,738,994
6.38%, 03/01/35	1,393	1,501,332
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	2,456	1,873,992
3.10%, 02/01/43 (Call 08/01/42)(a)	376	261,849
3.30%, 02/01/52 (Call 08/01/51)(a)	904	589,442
3.50%, 06/01/41 (Call 12/01/40)	2,082	1,527,008
3.50%, 09/15/53 (Call 03/15/53)	6,308	4,151,956
3.50%, 02/01/61 (Call 08/01/60)	585	374,753
3.55%, 09/15/55 (Call 03/15/55)	6,328	4,130,089
3.65%, 06/01/51 (Call 12/01/50)	2,557	1,753,799
3.65%, 09/15/59 (Call 03/15/59)	5,355	3,465,600
3.80%, 12/01/57 (Call 06/01/57)	5,068	3,417,860
3.85%, 06/01/60 (Call 12/01/59)	1,294	882,372

238	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 12/15/42 (Call 06/15/42)	$1,413	$1,144,641
4.35%, 06/15/45 (Call 12/15/44)(a)	922	728,540
4.50%, 05/15/35 (Call 11/15/34)	2,254	2,003,147
4.50%, 03/09/48 (Call 09/09/47)	1,502	1,198,853
4.55%, 03/09/49 (Call 09/09/48)	890	710,096
4.65%, 06/01/44 (Call 12/01/43)	435	360,928
4.75%, 05/15/46 (Call 11/15/45)	1,564	1,305,683
4.80%, 06/15/44 (Call 12/15/43)	503	423,092
4.85%, 03/01/39 (Call 09/01/38)	909	807,597
4.85%, 07/15/45 (Call 01/15/45)	255	215,294
4.90%, 08/15/37 (Call 02/14/37)	581	526,226
5.15%, 03/15/42(a)	321	285,836
5.15%, 11/15/46 (Call 05/15/46)	615	540,361
5.15%, 02/15/50 (Call 08/14/49)	487	428,016
5.25%, 03/01/37 (Call 09/01/36)	1,008	955,480
5.35%, 09/01/40(a)	513	477,694
5.40%, 02/15/34 (Call 11/15/33)(a)	2,470	2,398,616
5.45%, 03/01/47 (Call 09/01/46)(a)	435	399,408
5.55%, 08/15/41	287	270,566
5.65%, 02/15/47 (Call 08/15/46)(a)	600	576,672
5.70%, 03/01/57 (Call 09/01/56)(a)	285	267,097
6.00%, 08/15/40 (Call 05/15/40)	422	420,204
6.15%, 09/15/34	120	120,201
6.25%, 03/29/41(a)	216	217,949
6.30%, 01/15/38	519	529,049
6.38%, 03/01/41	306	313,669
6.55%, 02/15/39	330	343,554
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	670	479,089
4.30%, 07/29/49 (Call 01/29/49)	596	475,556
4.46%, 04/01/48 (Call 10/01/47)	1,150	946,427
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)(a)	344	246,692
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	581	380,587
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	356	264,032
Cisco Systems Inc.
5.50%, 01/15/40	1,634	1,695,728
5.90%, 02/15/39	1,753	1,900,913
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	361	271,067
4.38%, 11/15/57 (Call 05/15/57)(a)	598	483,789
4.70%, 03/15/37	685	625,741
4.75%, 03/15/42(a)	491	438,426
5.35%, 11/15/48 (Call 05/15/48)	217	203,980
5.45%, 11/15/79 (Call 05/19/79)	754	676,045
5.75%, 08/15/40	465	458,424
5.85%, 11/15/68 (Call 05/15/68)(a)	139	132,581
7.25%, 08/15/36 (Call 08/15/26)	270	281,399
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	566	412,475
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	906	817,438
4.88%, 03/06/42(b)	742	664,599
Juniper Networks Inc., 5.95%, 03/15/41	371	352,716
Motorola Solutions Inc., 5.50%, 09/01/44	272	249,643
Nokia OYJ, 6.63%, 05/15/39(a)	470	447,592
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	368	340,371
Orange SA
5.38%, 01/13/42	1,430	1,369,226
5.50%, 02/06/44 (Call 08/06/43)	199	194,266

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	$801	$544,263
4.30%, 02/15/48 (Call 08/15/47)(a)	500	374,791
4.35%, 05/01/49 (Call 11/01/48)	990	749,048
4.50%, 03/15/42 (Call 09/15/41)	567	458,440
4.50%, 03/15/43 (Call 09/15/42)	316	252,599
4.55%, 03/15/52 (Call 09/15/51)	1,557	1,206,445
5.00%, 03/15/44 (Call 09/15/43)	858	731,011
5.45%, 10/01/43 (Call 04/01/43)	446	398,494
7.50%, 08/15/38	818	883,607
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	389	277,125
SES SA, 5.30%, 04/04/43(a)(b)	300	209,956
Telefonica Emisiones SA
4.67%, 03/06/38(a)	694	573,905
4.90%, 03/06/48	1,037	828,038
5.21%, 03/08/47	2,184	1,830,420
5.52%, 03/01/49 (Call 09/01/48)	968	844,978
7.05%, 06/20/36	1,865	1,987,157
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	433	337,111
4.60%, 11/16/48 (Call 05/16/48)	674	553,104
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	1,707	1,205,722
3.30%, 02/15/51 (Call 08/15/50)	2,338	1,569,705
3.40%, 10/15/52 (Call 04/15/52)	2,077	1,407,717
3.60%, 11/15/60 (Call 05/15/60)	1,530	1,024,627
4.38%, 04/15/40 (Call 10/15/39)	1,419	1,219,474
4.50%, 04/15/50 (Call 10/15/49)	2,486	2,053,480
5.65%, 01/15/53 (Call 07/15/52)	1,429	1,393,917
5.75%, 01/15/54 (Call 07/15/53)	1,714	1,695,018
5.80%, 09/15/62 (Call 03/15/62)	748	727,089
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,694	1,798,861
2.85%, 09/03/41 (Call 03/03/41)	934	637,748
2.88%, 11/20/50 (Call 05/20/50)	2,421	1,484,723
2.99%, 10/30/56 (Call 04/30/56)	3,186	1,903,849
3.00%, 11/20/60 (Call 05/20/60)	1,744	1,024,076
3.40%, 03/22/41 (Call 09/22/40)	3,040	2,257,405
3.55%, 03/22/51 (Call 09/22/50)(a)	3,629	2,543,568
3.70%, 03/22/61 (Call 09/22/60)(a)	2,608	1,776,783
3.85%, 11/01/42 (Call 05/01/42)	747	579,666
3.88%, 03/01/52 (Call 09/01/51)(a)	1,143	856,668
4.00%, 03/22/50 (Call 09/22/49)	1,232	943,708
4.13%, 08/15/46	595	472,999
4.40%, 11/01/34 (Call 05/01/34)	1,836	1,663,471
4.52%, 09/15/48	977	822,449
4.67%, 03/15/55(a)	694	585,090
4.75%, 11/01/41	573	514,835
4.81%, 03/15/39	940	853,773
4.86%, 08/21/46(a)	1,857	1,634,219
5.01%, 04/15/49(a)	465	417,039
5.01%, 08/21/54	230	203,617
5.25%, 03/16/37	797	776,393
5.50%, 03/16/47(a)	538	518,836
5.85%, 09/15/35(a)	350	349,038
6.55%, 09/15/43	722	802,061
Vodafone Group PLC
4.25%, 09/17/50(a)	1,331	1,025,792
4.38%, 02/19/43	1,095	891,877

S C H E D U L E O F I N V E S T M E N T S	239

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.88%, 06/19/49	$1,926	$1,633,086
5.00%, 05/30/38(a)	415	385,960
5.13%, 06/19/59	302	257,170
5.25%, 05/30/48(a)	936	845,633
5.63%, 02/10/53 (Call 08/10/52)	800	754,890
5.75%, 02/10/63 (Call 08/10/62)	325	302,103
6.15%, 02/27/37	1,364	1,397,361
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(b)	210	125,230

		118,673,527

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	247	214,822
6.35%, 03/15/40	442	445,891
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	275	236,718
6.20%, 10/01/40(a)	300	280,528

		1,177,959

Transportation — 3.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(a)	481	317,483
3.05%, 02/15/51 (Call 08/15/50)	447	305,645
3.30%, 09/15/51 (Call 03/15/51)	756	543,109
3.55%, 02/15/50 (Call 08/15/49)	685	524,158
3.90%, 08/01/46 (Call 02/01/46)	577	461,841
4.05%, 06/15/48 (Call 12/15/47)	698	573,608
4.13%, 06/15/47 (Call 12/15/46)	545	452,491
4.15%, 04/01/45 (Call 10/01/44)	783	661,792
4.15%, 12/15/48 (Call 06/15/48)	757	633,341
4.38%, 09/01/42 (Call 03/01/42)	520	456,691
4.40%, 03/15/42 (Call 09/15/41)	488	429,916
4.45%, 03/15/43 (Call 09/15/42)	548	484,665
4.45%, 01/15/53 (Call 07/15/52)(a)	805	717,310
4.55%, 09/01/44 (Call 03/01/44)	808	723,704
4.70%, 09/01/45 (Call 03/01/45)	440	396,561
4.90%, 04/01/44 (Call 10/01/43)	745	700,708
4.95%, 09/15/41 (Call 03/15/41)	243	231,581
5.05%, 03/01/41 (Call 09/01/40)	393	378,988
5.15%, 09/01/43 (Call 03/01/43)	501	486,344
5.20%, 04/15/54 (Call 10/15/53)	1,350	1,328,285
5.40%, 06/01/41 (Call 12/01/40)	597	596,031
5.75%, 05/01/40 (Call 11/01/39)	664	693,177
6.15%, 05/01/37	790	859,837
6.20%, 08/15/36	245	268,238
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	430	263,192
3.20%, 08/02/46 (Call 02/02/46)	342	245,775
3.50%, 11/15/42 (Call 05/15/42)(a)	365	270,985
3.65%, 02/03/48 (Call 08/03/47)	493	386,659
4.40%, 08/05/52 (Call 02/05/52)	650	574,558
4.45%, 01/20/49 (Call 07/20/48)	361	317,107
4.50%, 11/07/43 (Call 05/07/43)	55	46,659
6.20%, 06/01/36	720	782,152
6.25%, 08/01/34	425	460,584
6.38%, 11/15/37(a)	471	514,355
6.71%, 07/15/36	167	182,345
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)(a)	866	718,116
3.10%, 12/02/51 (Call 06/02/51)	1,525	1,035,216

Security	Par (000)	Value

Transportation (continued)
3.50%, 05/01/50	$430	$316,247
4.20%, 11/15/69	336	261,058
4.30%, 05/15/43	511	430,055
4.70%, 05/01/48	447	392,396
4.80%, 09/15/35 (Call 03/15/35)	190	182,231
4.80%, 08/01/45 (Call 02/01/45)	521	466,563
4.95%, 08/15/45	317	289,471
5.75%, 01/15/42	595	582,586
5.95%, 05/15/37	581	602,743
6.13%, 09/15/2115 (Call 03/15/2115)	394	408,762
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	40	33,602
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	388	235,503
3.35%, 09/15/49 (Call 03/15/49)	525	372,371
3.80%, 11/01/46 (Call 05/01/46)	653	510,685
3.80%, 04/15/50 (Call 10/15/49)	377	291,774
3.95%, 05/01/50 (Call 11/01/49)	577	458,063
4.10%, 03/15/44 (Call 09/15/43)	657	546,322
4.25%, 11/01/66 (Call 05/01/66)(a)	453	363,222
4.30%, 03/01/48 (Call 09/01/47)	912	767,837
4.40%, 03/01/43 (Call 09/01/42)(a)	197	168,920
4.50%, 03/15/49 (Call 09/15/48)	349	301,725
4.50%, 11/15/52 (Call 05/15/52)(a)	1,080	939,056
4.50%, 08/01/54 (Call 02/01/54)	236	202,819
4.65%, 03/01/68 (Call 09/01/67)	320	274,356
4.75%, 05/30/42 (Call 11/30/41)	441	398,551
4.75%, 11/15/48 (Call 05/15/48)	594	529,795
5.50%, 04/15/41 (Call 10/15/40)	347	344,379
6.00%, 10/01/36	359	373,186
6.15%, 05/01/37	521	555,227
6.22%, 04/30/40	504	539,998
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	175,864
3.83%, 09/14/61 (Call 03/14/61)(b)	455	294,142
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(b)	515	328,747
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	758	615,677
5.00%, 01/25/47 (Call 07/25/46)(b)	282	240,201
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	215	157,488
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	622	452,173
3.88%, 08/01/42	622	494,224
3.90%, 02/01/35	234	203,689
4.05%, 02/15/48 (Call 08/15/47)	1,001	779,550
4.10%, 04/15/43	622	492,234
4.10%, 02/01/45	476	375,944
4.40%, 01/15/47 (Call 07/15/46)	735	604,464
4.50%, 02/01/65(a)	174	129,921
4.55%, 04/01/46 (Call 10/01/45)	1,163	974,883
4.75%, 11/15/45 (Call 05/15/45)	947	816,491
4.90%, 01/15/34	175	169,029
4.95%, 10/17/48 (Call 04/17/48)	771	689,658
5.10%, 01/15/44	605	551,117
5.25%, 05/15/50 (Call 11/15/49)	1,027	955,207
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	481	306,018
3.05%, 05/15/50 (Call 11/15/49)	848	565,298
3.16%, 05/15/55 (Call 11/15/54)	580	382,373
3.40%, 11/01/49 (Call 05/01/49)	387	273,610

240	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.70%, 03/15/53 (Call 09/15/52)(a)	$410	$304,679
3.94%, 11/01/47 (Call 05/01/47)	581	460,470
3.95%, 10/01/42 (Call 04/01/42)	520	417,135
4.05%, 08/15/52 (Call 02/15/52)	674	535,121
4.10%, 05/15/49 (Call 11/15/48)	359	291,361
4.10%, 05/15/2121 (Call 11/15/2120)	290	203,913
4.15%, 02/28/48 (Call 08/28/47)	590	484,864
4.45%, 06/15/45 (Call 12/15/44)	380	321,271
4.55%, 06/01/53 (Call 12/01/52)	860	743,482
4.65%, 01/15/46 (Call 07/15/45)	506	440,556
4.80%, 08/15/43 (Call 02/15/43)	230	196,859
4.84%, 10/01/41	705	641,041
5.10%, 08/01/2118 (Call 02/01/2118)	55	46,115
5.35%, 08/01/54	550	534,679
Polar Tankers Inc., 5.95%, 05/10/37(b)	1,330	1,334,087
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(b)	240	187,384
4.20%, 07/01/46 (Call 01/01/46)(b)	340	276,298
4.60%, 02/01/49 (Call 08/01/48)(b)	320	278,807
4.65%, 06/15/44(b)	205	171,661
5.65%, 12/01/52 (Call 06/01/52)(b)	290	296,530
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	450	355,397
2.95%, 03/10/52 (Call 09/10/51)	962	642,860
2.97%, 09/16/62 (Call 03/16/62)	825	507,302
3.20%, 05/20/41 (Call 11/20/40)	788	600,386
3.25%, 02/05/50 (Call 08/05/49)	1,462	1,056,525
3.35%, 08/15/46 (Call 02/15/46)	334	238,359
3.38%, 02/01/35 (Call 08/01/34)	251	211,940
3.38%, 02/14/42 (Call 08/14/41)	380	296,661
3.50%, 02/14/53 (Call 08/14/52)	1,140	847,451
3.55%, 08/15/39 (Call 02/15/39)	427	346,442
3.55%, 05/20/61 (Call 11/20/60)(a)	500	352,938
3.60%, 09/15/37 (Call 03/15/37)(a)	292	244,235
3.75%, 02/05/70 (Call 08/05/69)	515	374,630
3.80%, 10/01/51 (Call 04/01/51)	1,043	823,762
3.80%, 04/06/71 (Call 10/06/70)	691	507,470
3.84%, 03/20/60 (Call 09/20/59)	1,593	1,220,170
3.85%, 02/14/72 (Call 08/14/71)	360	266,530
3.88%, 02/01/55 (Call 08/01/54)	285	221,262
3.95%, 08/15/59 (Call 02/15/59)	360	279,056
4.00%, 04/15/47 (Call 10/15/46)	475	383,643
4.05%, 11/15/45 (Call 05/15/45)	441	357,788
4.05%, 03/01/46 (Call 09/01/45)(a)	625	509,001
4.10%, 09/15/67 (Call 03/15/67)	459	364,207
4.30%, 03/01/49 (Call 09/01/48)	748	639,906
4.50%, 09/10/48 (Call 03/10/48)	470	412,043
4.95%, 09/09/52 (Call 03/09/52)	495	478,416
4.96%, 05/15/53 (Call 11/15/52)(a)	530	508,976
5.15%, 01/20/63 (Call 07/20/62)	365	349,595
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)(a)	335	250,761
3.40%, 09/01/49 (Call 03/01/49)(a)	337	257,253
3.63%, 10/01/42(a)	535	434,622
3.75%, 11/15/47 (Call 05/15/47)	909	735,184
4.25%, 03/15/49 (Call 09/15/48)	708	610,509
4.88%, 11/15/40 (Call 05/15/40)(a)	355	341,561
5.05%, 03/03/53 (Call 09/03/52)	930	908,411
5.20%, 04/01/40 (Call 10/01/39)	401	400,858
5.30%, 04/01/50 (Call 10/01/49)(a)	1,052	1,067,604

Security	Par/ Shares (000)	Value

Transportation (continued)
6.20%, 01/15/38	$1,161	$1,297,768

		70,058,507

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)(a)	379	235,013
4.50%, 03/30/45 (Call 09/30/44)(a)	140	108,406
5.20%, 03/15/44 (Call 09/15/43)	224	195,123
5.45%, 09/15/33 (Call 06/15/33)(a)	65	63,610

		602,152

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(a)	400	280,050
3.45%, 05/01/50 (Call 11/01/49)	405	293,492
3.75%, 09/01/47 (Call 03/01/47)	484	375,548
4.00%, 12/01/46 (Call 06/01/46)	375	296,639
4.15%, 06/01/49 (Call 12/01/48)	570	471,421
4.20%, 09/01/48 (Call 03/01/48)	849	702,837
4.30%, 12/01/42 (Call 06/01/42)	281	240,113
4.30%, 09/01/45 (Call 03/01/45)	116	96,144
6.59%, 10/15/37	532	590,814
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	466	309,140
4.28%, 05/01/49 (Call 11/01/48)	475	369,707
5.30%, 05/01/52 (Call 11/01/51)(a)	420	380,950

		4,406,855

Total Corporate Bonds & Notes — 98.0% (Cost: $2,466,247,854)		2,016,681,823

Foreign Government Obligations

South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(a)(b)	250	247,049

Total Foreign Government Obligations — 0.0% (Cost: $264,436)		247,049

Total Long-Term Investments — 98.0% (Cost: $2,466,512,290)		2,016,928,872

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(g)(h)(i)	188,966	189,022,482
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(g)(h)	7,450	7,450,000

Total Short-Term Securities — 9.6% (Cost: $196,406,588)		196,472,482

Total Investments — 107.6% (Cost: $2,662,918,878)		2,213,401,354

Liabilities in Excess of Other Assets — (7.6)%		(155,560,645)

Net Assets — 100.0%		$2,057,840,709

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	241

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® 10+ Year Investment Grade Corporate Bond ETF

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$124,087,027	$64,974,965	(a)	$—		$(11,293)	$(28,217)	$189,022,482	188,966	$336,197	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,420,000	—		(6,970,000	)(a)	—	—	7,450,000	7,450	193,988		—

						$(11,293)	$(28,217)	$196,472,482		$530,185		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,016,681,823	$—	$2,016,681,823
Foreign Government Obligations	—	247,049	—	247,049
Short-Term Securities
Money Market Funds	196,472,482	—	—	196,472,482

	$196,472,482	$2,016,928,872	$—	$2,213,401,354

See notes to financial statements.

242	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$23,943,727	$9,128,781,400	$22,577,347,671	$11,271,222,105
Investments, at value — affiliated(c)	2,623,085	926,375,022	1,498,536,001	1,400,130,705
Cash	3,212	104,936	352,398	50,170
Foreign currency, at value(d)	—	83	55	—
Receivables:
Investments sold	159,697	9,127,417	11,181,297	6,748,197
Securities lending income — affiliated	699	323,296	484,213	504,425
Capital shares sold	—	1,653,981	5,717,060	3,521,416
Dividends — affiliated	3,727	180,402	447,669	129,880
Interest — unaffiliated	298,130	108,966,445	223,906,837	130,659,527

Total assets	27,032,277	10,175,512,982	24,317,973,201	12,812,966,425

LIABILITIES
Collateral on securities loaned, at value	1,715,372	870,634,839	1,266,527,077	1,344,538,737
Payables:
Investments purchased	358,503	3,357,118	138,061,755	32,008,132
Capital shares redeemed	—	31,439	2,591,474	104,622
Investment advisory fees	3,144	315,145	788,563	383,504

Total liabilities	2,077,019	874,338,541	1,407,968,869	1,377,034,995

Commitments and contingent liabilities

NET ASSETS	$24,955,258	$9,301,174,441	$22,910,004,332	$11,435,931,430

NET ASSETS CONSIST OF
Paid-in capital	$29,979,002	$10,507,282,431	$24,395,061,582	$13,203,550,110
Accumulated loss	(5,023,744)	(1,206,107,990)	(1,485,057,250)	(1,767,618,680)

NET ASSETS	$24,955,258	$9,301,174,441	$22,910,004,332	$11,435,931,430

NET ASSET VALUE
Shares outstanding	300,000	187,900,000	456,150,000	228,250,000

Net asset value	$83.18	$49.50	$50.22	$50.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$27,313,680	$10,256,082,206	$23,689,729,434	$12,607,488,685
(b) Securities loaned, at value	$1,657,734	$842,310,134	$1,224,376,685	$1,300,264,354
(c) Investments, at cost — affiliated	$2,622,481	$926,111,020	$1,497,969,082	$1,399,698,430
(d) Foreign currency, at cost	$—	$78	$53	$—
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	243

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2023

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,016,928,872
Investments, at value — affiliated(c)	196,472,482
Cash	287,401
Receivables:
Investments sold	3,899,938
Securities lending income — affiliated	66,549
Capital shares sold	871,900
Dividends — affiliated	29,186
Interest — unaffiliated	30,373,599

Total assets	2,248,929,927

LIABILITIES
Collateral on securities loaned, at value	189,017,030
Payables:
Investments purchased	1,888,164
Capital shares redeemed	115,967
Investment advisory fees	68,057

Total liabilities	191,089,218

Commitments and contingent liabilities

NET ASSETS	$2,057,840,709

NET ASSETS CONSIST OF
Paid-in capital	$2,568,418,737
Accumulated loss	(510,578,028)

NET ASSETS	$2,057,840,709

NET ASSETVALUE

Shares outstanding	41,200,000

Net asset value	$49.95

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,466,512,290
(b) Securities loaned, at value	$182,412,009
(c) Investments, at cost — affiliated	$196,406,588

See notes to financial statements.

244	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$24,944	$1,588,164	$1,598,963	$1,346,554
Interest — unaffiliated	544,739	179,150,361	378,361,684	219,784,676
Securities lending income — affiliated — net	3,875	1,901,655	3,233,195	3,036,709
Other income — unaffiliated	337	28,925	27,384	14,967

Total investment income	573,895	182,669,105	383,221,226	224,182,906

EXPENSES
Investment advisory	20,621	1,795,192	4,753,244	2,299,346

Total expenses	20,621	1,795,192	4,753,244	2,299,346

Net investment income	553,274	180,873,913	378,467,982	221,883,560

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(217,877)	(28,371,343)	(119,829,739)	(152,025,399)
Investments — affiliated	195	(39,124)	71,266	(90,521)
In-kind redemptions — unaffiliated(a)	(996,690)	(3,631,317)	(103,169,961)	(10,328,196)

	(1,214,372)	(32,041,784)	(222,928,434)	(162,444,116)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,311,493	24,276,600	381,109,543	214,518,689
Investments — affiliated	(633)	(186,779)	(475,028)	(302,842)
Foreign currency translations	—	2	1	—

	1,310,860	24,089,823	380,634,516	214,215,847

Net realized and unrealized gain (loss)	96,488	(7,951,961)	157,706,082	51,771,731

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$649,762	$172,921,952	$536,174,064	$273,655,291

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	245

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2023

iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$193,988
Interest — unaffiliated	42,840,880
Securities lending income — affiliated — net	336,197
Other income — unaffiliated	6,725

Total investment income	43,377,790

EXPENSES
Investment advisory	361,275

Total expenses	361,275

Net investment income	43,016,515

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,362,275)
Investments — affiliated	(11,293)
In-kind redemptions — unaffiliated(a)	(1,795,422)

(19,168,990)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,335,118)
Investments — affiliated	(28,217)

(3,363,335)

Net realized and unrealized loss	(22,532,325)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,484,190

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

246	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares BBB Rated Corporate Bond ETF		iShares Broad USD Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$553,274	$1,292,119	$180,873,913	$226,482,444
Net realized loss	(1,214,372)	(7,788,010)	(32,041,784)	(149,612,711)
Net change in unrealized appreciation (depreciation)	1,310,860	(1,172,525)	24,089,823	(770,111,027)

Net increase (decrease) in net assets resulting from operations	649,762	(7,668,416)	172,921,952	(693,241,294)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(540,167)	(1,613,872)	(174,758,796)	(216,611,047)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,182	(37,800,662)	1,062,576,204	2,568,216,178

NET ASSETS
Total increase (decrease) in net assets	121,777	(47,082,950)	1,060,739,360	1,658,363,837
Beginning of period	24,833,481	71,916,431	8,240,435,081	6,582,071,244

End of period	$24,955,258	$24,833,481	$9,301,174,441	$8,240,435,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	247

Statements of Changes in Net Assets (continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$378,467,982	$485,018,271	$221,883,560	$307,490,313
Net realized loss	(222,928,434)	(294,233,741)	(162,444,116)	(410,662,939)
Net change in unrealized appreciation (depreciation)	380,634,516	(890,572,813)	214,215,847	(967,731,868)

Net increase (decrease) in net assets resulting from operations	536,174,064	(699,788,283)	273,655,291	(1,070,904,494)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(377,546,475)	(471,445,863)	(219,346,279)	(299,895,987)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,496,734,527)	2,983,143,833	354,934,618	1,208,588,801

NET ASSETS
Total increase (decrease) in net assets	(1,338,106,938)	1,811,909,687	409,243,630	(162,211,680)
Beginning of period	24,248,111,270	22,436,201,583	11,026,687,800	11,188,899,480

End of period	$22,910,004,332	$24,248,111,270	$11,435,931,430	$11,026,687,800

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

248	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,016,515	$62,875,908
Net realized loss	(19,168,990)	(116,278,064)
Net change in unrealized appreciation (depreciation)	(3,363,335)	(245,428,510)

Net increase (decrease) in net assets resulting from operations	20,484,190	(298,830,666)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,731,889)	(63,136,970)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	477,253,580	(28,613,305)

NET ASSETS
Total increase (decrease) in net assets	457,005,881	(390,580,941)
Beginning of period	1,600,834,828	1,991,415,769

End of period	$2,057,840,709	$1,600,834,828

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	249

Financial Highlights

(For a share outstanding throughout each period)

	iShares BBB Rated Corporate Bond ETF

	Six Months Ended			Period From
	08/31/23		Year Ended	05/18/21	(a)
	(unaudited)		02/28/23	to 02/28/22

Net asset value, beginning of period	$82.78		$95.89	$100.00

Net investment income(b)	1.70		2.48	1.70
Net realized and unrealized gain (loss)(c)	0.40		(12.15)		(4.28)

Net increase (decrease) from investment operations	2.10		(9.67)		(2.58)

Distributions(d)
From net investment income		(1.70)	(2.71)		(1.53)
From net realized gain	—		(0.73)	—

Total distributions		(1.70)	(3.44)		(1.53)

Net asset value, end of period	$83.18		$82.78	$95.89

Total Return(e)
Based on net asset value	2.55	%(f)	(10.14)%	(2.66	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15	%(h)

Net investment income	4.02	%(h)	2.85%	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$24,955		$24,833	$71,916

Portfolio turnover rate(i)		9%	10%	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

250	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF

	Six Months Ended
	08/31/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/23	02/28/22	02/28/21	02/29/20	02/28/19 (a)

Net asset value, beginning of period	$49.43		$56.64	$60.09	$60.20	$53.97	$54.46

Net investment income(b)	1.01		1.66	1.36	1.67	1.97	1.95
Net realized and unrealized gain (loss)(c)	0.04		(7.28)	(3.43)	(0.06)	6.21	(0.59)

Net increase (decrease) from investment operations	1.05		(5.62)	(2.07)	1.61	8.18	1.36

Distributions from net investment income(d)		(0.98)	(1.59)	(1.38)	(1.72)	(1.95)	(1.85)

Net asset value, end of period	$49.50		$49.43	$56.64	$60.09	$60.20	$53.97

Total Return(e)
Based on net asset value	2.13	%(f)	(9.99)%	(3.51)%	2.70%	15.41%	2.59%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.04%	0.06%	0.06%	0.08%

Net investment income	4.03	%(h)	3.27%	2.27%	2.77%	3.44%	3.65%

Supplemental Data
Net assets, end of period (000)	$9,301,174		$8,240,435	$6,582,071	$5,913,258	$4,277,259	$2,679,484

Portfolio turnover rate(i)		5%	11%	12%	13%	13%	27%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	251

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF

	Six Months Ended
	08/31/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/23	02/28/22	02/28/21	02/29/20	02/28/19 (a)

Net asset value, beginning of period	$49.89		$52.72	$54.88	$54.36	$52.28	$51.95

Net investment income(b)	0.80		1.11	0.81	1.19	1.64	1.37
Net realized and unrealized gain(c)	0.33		(2.86)	(2.02)	0.60	2.08	0.29

Net increase from investment operations	1.13		(1.75)	(1.21)	1.79	3.72	1.66

Distributions(d)
From net investment income		(0.80)	(1.07)	(0.86)	(1.27)	(1.64)	(1.33)
From net realized gain	—		(0.01)	(0.09)	—	—	—

Total distributions		(0.80)	(1.08)	(0.95)	(1.27)	(1.64)	(1.33)

Net asset value, end of period	$50.22		$49.89	$52.72	$54.88	$54.36	$52.28

Total Return(e)
Based on net asset value	2.29	%(f)	(3.32)%	(2.20)%	3.32%	7.21%	3.26%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.05%	0.06%	0.06%	0.06%	0.10%

Total expenses after fees waived	0.04	%(h)	0.05%	0.06%	0.06%	0.06%	0.09%

Net investment income	3.18	%(h)	2.21%	1.50%	2.18%	3.08%	2.64%

Supplemental Data
Net assets, end of period (000)	$22,910,004		$24,248,111	$22,436,202	$22,726,686	$14,260,460	$10,287,885

Portfolio turnover rate(i)		11%	26%	30%	29%	38%	80%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

252	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares 5-10 Year Investment Grade Corporate Bond ETF

	Six Months Ended
	08/31/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/23	02/28/22	02/28/21	02/29/20	02/28/19 (a)

Net asset value, beginning of period	$49.83		$56.71	$60.34	$59.76	$53.88	$53.64

Net investment income(b)	0.98		1.57	1.34	1.58	2.00	1.83
Net realized and unrealized gain (loss)(c)	0.26		(6.91)	(3.49)	0.65	5.86	0.26

Net increase (decrease) from investment operations	1.24		(5.34)	(2.15)	2.23	7.86	2.09

Distributions(d)
From net investment income		(0.97)	(1.54)	(1.35)	(1.65)	(1.98)	(1.85)
From net realized gain	—		—	(0.13)	—	—	—

Total distributions		(0.97)	(1.54)	(1.48)	(1.65)	(1.98)	(1.85)

Net asset value, end of period	$50.10		$49.83	$56.71	$60.34	$59.76	$53.88

Total Return(e)
Based on net asset value	2.50	%(f)	(9.47)%	(3.62)%	3.79%	14.83%	4.01%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.05%	0.06%	0.06%	0.06%	0.11%

Total expenses after fees waived	0.04	%(h)	0.05%	0.06%	0.06%	0.06%	0.10%

Net investment income	3.86	%(h)	3.07%	2.24%	2.64%	3.49%	3.45%

Supplemental Data
Net assets, end of period (000)	$11,435,931		$11,026,688	$11,188,899	$11,063,433	$9,387,751	$5,543,811

Portfolio turnover rate(i)		10%	24%	27%	23%	26%	86%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	253

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares 10+ Year Investment Grade Corporate Bond ETF

	Six Months Ended
	08/31/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/23	02/28/22	02/28/21	02/29/20	02/28/19

Net asset value, beginning of period	$50.34		$63.42	$68.68	$70.27	$57.73	$60.06

Net investment income(a)	1.22		2.27	2.18	2.31	2.54	2.56
Net realized and unrealized gain (loss)(b)		(0.44)	(13.06)	(5.24)	(1.57)	12.48	(2.31)

Net increase (decrease) from investment operations	0.78		(10.79)	(3.06)	0.74	15.02	0.25

Distributions from net investment income(c)		(1.17)	(2.29)	(2.20)	(2.33)	(2.48)	(2.58)

Net asset value, end of period	$49.95		$50.34	$63.42	$68.68	$70.27	$57.73

Total Return(d)
Based on net asset value	1.53	%(e)	(17.18)%	(4.62)%	1.05%	26.50%	0.53%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.05%	0.06%	0.06%	0.06%	0.11%

Total expenses after fees waived	0.04	%(g)	0.05%	0.06%	0.06%	0.06%	0.10%

Net investment income	4.76	%(g)	4.26%	3.18%	3.32%	3.89%	4.44%

Supplemental Data
Net assets, end of period (000)	$2,057,841		$1,600,835	$1,991,416	$2,403,908	$2,122,014	$588,888

Portfolio turnover rate(h)		2%	9%	9%	10%	15%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

254	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

BBB Rated Corporate Bond	Non-diversified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	255

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

256	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

BBB Rated Corporate Bond
Barclays Capital, Inc.	$120,808	$(120,808)	$—		$—
BMO Capital Markets Corp.	14,616	(14,616)	—		—
BNP Paribas SA	880,708	(880,708)	—		—
BofA Securities, Inc.	143,048	(143,048)	—		—
HSBC Securities (USA), Inc.	21,777	(21,777)	—		—
J.P. Morgan Securities LLC	320,159	(320,159)	—		—
Jefferies Financial Group Inc.	22,666	(22,666)	—		—
Nomura Securities International, Inc.	30,163	(30,163)	—		—
RBC Capital Markets LLC	59,430	(59,430)	—		—
State Street Bank & Trust Co.	44,359	(44,359)	—		—

	$1,657,734	$(1,657,734)	$—		$—

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$125,280,997	$(125,280,997)	$—		$—
Barclays Capital, Inc.	22,432,865	(22,432,865)	—		—
BMO Capital Markets Corp.	6,460,593	(6,460,593)	—		—
BNP Paribas SA	121,980,083	(121,980,083)	—		—
BofA Securities, Inc.	59,087,354	(59,087,354)	—		—
Citadel Clearing LLC	1,857,545	(1,857,545)	—		—
Citigroup Global Markets, Inc.	21,622,776	(21,622,776)	—		—
Credit Suisse Securities (USA) LLC	1,878,188	(1,878,188)	—		—
Deutsche Bank Securities, Inc.	23,882,292	(23,882,292)	—		—
Goldman Sachs & Co. LLC	96,553,607	(96,553,607)	—		—
HSBC Securities (USA), Inc.	6,244,629	(6,244,629)	—		—
J.P. Morgan Securities LLC	143,764,496	(143,764,496)	—		—
Jefferies Group LLC	6,639,203	(6,639,203)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	9,374,798	(9,374,798)	—		—
Morgan Stanley	64,491,780	(64,491,780)	—		—
Nomura Securities International, Inc.	20,188,902	(20,188,902)	—		—
Pershing LLC	36,783,116	(36,783,116)	—		—
RBC Capital Markets LLC	22,142,187	(22,142,187)	—		—
Scotia Capital (USA), Inc.	5,938,310	(5,938,310)	—		—
State Street Bank & Trust Co.	16,156,520	(16,156,520)	—		—
Toronto-Dominion Bank (The)	3,245,794	(3,245,794)	—		—
UBS AG	787,223	(787,223)	—		—
UBS Securities LLC	313,419	(313,419)	—		—
Wells Fargo Bank N.A	3,122,728	(3,122,728)	—		—
Wells Fargo Securities LLC	22,080,729	(22,080,729)	—		—

	$842,310,134	$(842,310,134)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	257

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$149,749,314	$(149,749,314)	$—		$—
Barclays Capital, Inc.	26,909,668	(26,909,668)	—		—
BMO Capital Markets Corp.	18,876,217	(18,876,217)	—		—
BNP Paribas SA	157,884,923	(157,884,923)	—		—
BofA Securities, Inc.	141,807,187	(141,807,187)	—		—
Citigroup Global Markets, Inc.	33,878,144	(33,878,144)	—		—
Deutsche Bank Securities, Inc.	41,992,682	(41,992,682)	—		—
Goldman Sachs & Co. LLC	169,101,132	(169,101,132)	—		—
HSBC Securities (USA), Inc.	8,298,778	(8,298,778)	—		—
J.P. Morgan Securities LLC	202,520,022	(202,520,022)	—		—
Jefferies LLC	9,535,905	(9,535,905)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	16,191,004	(16,191,004)	—		—
Morgan Stanley & Co. LLC	91,524,393	(91,524,393)	—		—
Nomura Securities International, Inc.	19,347,107	(19,347,107)	—		—
Pershing LLC	51,106,242	(51,106,242)	—		—
RBC Capital Markets LLC	19,406,134	(19,406,134)	—		—
Scotia Capital (USA), Inc.	12,639,754	(12,639,754)	—		—
State Street Bank & Trust Co.	6,564,751	(6,564,751)	—		—
Toronto-Dominion Bank	20,878,935	(20,878,935)	—		—
UBS Securities LLC	388,728	(388,728)	—		—
Wells Fargo Securities LLC	25,775,665	(25,775,665)	—		—

	$1,224,376,685	$(1,224,376,685)	$—		$—

5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$212,404,715	$(212,404,715)	$—		$—
Barclays Capital, Inc.	51,402,012	(51,402,012)	—		—
BMO Capital Markets Corp.	25,642,900	(25,642,900)	—		—
BNP Paribas SA	163,150,457	(163,150,457)	—		—
BofA Securities, Inc.	79,974,832	(79,974,832)	—		—
Citadel Clearing LLC	8,476,490	(8,476,490)	—		—
Citigroup Global Markets, Inc.	31,197,450	(31,197,450)	—		—
Credit Suisse Securities (USA) LLC	890,309	(890,309)	—		—
Deutsche Bank Securities, Inc.	33,746,142	(33,746,142)	—		—
Goldman Sachs & Co. LLC	131,134,894	(131,134,894)	—		—
HSBC Securities (USA), Inc.	11,497,177	(11,497,177)	—		—
J.P. Morgan Securities LLC	178,099,787	(178,099,787)	—		—
Jefferies LLC	18,212,238	(18,212,238)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	18,603,131	(18,603,131)	—		—
Morgan Stanley	81,985,583	(81,985,583)	—		—
National Financial Services LLC	82,489	(82,489)	—		—
Nomura Securities International, Inc.	49,883,073	(49,883,073)	—		—
Pershing LLC	43,154,594	(43,154,594)	—		—
RBC Capital Markets LLC	57,200,279	(57,200,279)	—		—
Scotia Capital (USA), Inc.	11,268,955	(11,268,955)	—		—
State Street Bank & Trust Co.	23,697,013	(23,697,013)	—		—
Toronto-Dominion Bank	5,244,196	(5,244,196)	—		—
UBS AG	4,276,919	(4,276,919)	—		—
UBS Securities LLC	2,236,431	(2,236,431)	—		—
Wells Fargo Bank N.A	166,523	(166,523)	—		—
Wells Fargo Securities LLC	56,635,765	(56,635,765)	—		—

	$1,300,264,354	$(1,300,264,354)	$—		$—

258	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$27,838,123	$(27,838,123)	$—		$—
BMO Capital Markets Corp.	103,981	(103,981)	—		—
BNP Paribas SA	37,051,666	(37,051,666)	—		—
BofA Securities, Inc.	13,172,352	(13,172,352)	—		—
Citadel Clearing LLC	76,973	(76,973)	—		—
Citigroup Global Markets, Inc.	5,186,857	(5,186,857)	—		—
Deutsche Bank Securities, Inc.	4,383,304	(4,383,304)	—		—
Goldman Sachs & Co. LLC	22,326,303	(22,326,303)	—		—
HSBC Securities (USA), Inc.	1,028,260	(1,028,260)	—		—
J.P. Morgan Securities LLC	27,862,784	(27,862,784)	—		—
Jefferies LLC	3,007,966	(3,007,966)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	428,608	(428,608)	—		—
Morgan Stanley	14,328,020	(14,328,020)	—		—
Nomura Securities International, Inc.	3,623,708	(3,623,708)	—		—
Pershing LLC	6,087,010	(6,087,010)	—		—
RBC Capital Markets LLC	1,786,331	(1,786,331)	—		—
Scotia Capital (USA), Inc.	2,683,147	(2,683,147)	—		—
State Street Bank & Trust Co.	4,676,543	(4,676,543)	—		—
UBS AG	537,789	(537,789)	—		—
Wells Fargo Bank N.A	1,639,992	(1,639,992)	—		—
Wells Fargo Securities LLC	4,582,292	(4,582,292)	—		—

	$182,412,009	$(182,412,009)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

BBB Rated Corporate Bond	0.15%
Broad USD Investment Grade Corporate Bond	0.04
1-5 Year Investment Grade Corporate Bond	0.04
5-10 Year Investment Grade Corporate Bond	0.04
10+ Year Investment Grade Corporate Bond	0.04

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

N O T E S T O F I N A N C I A L S T A T E M E N T S	259

Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

BBB Rated Corporate Bond	$1,127
Broad USD Investment Grade Corporate Bond	583,131
1-5 Year Investment Grade Corporate Bond	992,602
5-10 Year Investment Grade Corporate Bond	944,969
10+ Year Investment Grade Corporate Bond	103,214

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

BBB Rated Corporate Bond	$2,849,756	$2,314,720
Broad USD Investment Grade Corporate Bond	486,646,471	441,476,757
1-5 Year Investment Grade Corporate Bond	2,395,241,684	2,468,133,189
5-10 Year Investment Grade Corporate Bond	1,249,111,698	1,181,783,654
10+ Year Investment Grade Corporate Bond	48,135,913	33,539,033

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

BBB Rated Corporate Bond	$52,193,144	$52,838,097
Broad USD Investment Grade Corporate Bond	1,479,048,311	447,396,978
1-5 Year Investment Grade Corporate Bond	4,375,053,122	5,135,392,068
5-10 Year Investment Grade Corporate Bond	2,176,902,755	1,846,061,866
10+ Year Investment Grade Corporate Bond	279,180,927	144,193,993

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

260	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

BBB Rated Corporate Bond	$(507,250)
Broad USD Investment Grade Corporate Bond	(74,831,628)
1-5 Year Investment Grade Corporate Bond	(191,027,043)
5-10 Year Investment Grade Corporate Bond	(297,485,519)
10+ Year Investment Grade Corporate Bond	(49,738,805)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BBB Rated Corporate Bond	$29,948,415	$23,115	$(3,404,718)	$(3,381,603)
Broad USD Investment Grade Corporate Bond	11,187,284,567	8,569,897	(1,140,698,042)	(1,132,128,145)
1-5 Year Investment Grade Corporate Bond	25,210,138,551	33,687,883	(1,167,942,762)	(1,134,254,879)
5-10 Year Investment Grade Corporate Bond	14,015,816,331	14,600,938	(1,359,064,459)	(1,344,463,521)
10+ Year Investment Grade Corporate Bond	2,663,640,791	795,496	(451,034,933)	(450,239,437)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield

N O T E S T O F I N A N C I A L S T A T E M E N T S	261

Notes to Financial Statements (unaudited) (continued)

securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

BBB Rated Corporate Bond
Shares sold	650,000	$55,043,351	300,000	$23,989,448
Shares redeemed	(650,000)	(55,031,169)	(750,000)	(61,790,110)

	—	$12,182	(450,000)	$(37,800,662)

Broad USD Investment Grade Corporate Bond
Shares sold	30,500,000	$1,521,829,768	82,800,000	$4,226,077,150
Shares redeemed	(9,300,000)	(459,253,564)	(32,300,000)	(1,657,860,972)

	21,200,000	$1,062,576,204	50,500,000	$2,568,216,178

1-5 Year Investment Grade Corporate Bond
Shares sold	99,000,000	$4,972,621,654	161,150,000	$8,066,556,091
Shares redeemed	(128,900,000)	(6,469,356,181)	(100,650,000)	(5,083,412,258)

	(29,900,000)	$(1,496,734,527)	60,500,000	$2,983,143,833

5-10 Year Investment Grade Corporate Bond
Shares sold	44,450,000	$2,244,481,931	68,800,000	$3,532,921,534
Shares redeemed	(37,500,000)	(1,889,547,313)	(44,800,000)	(2,324,332,733)

	6,950,000	$354,934,618	24,000,000	$1,208,588,801

10+ Year Investment Grade Corporate Bond
Shares sold	16,600,000	$842,496,820	16,200,000	$857,334,969
Shares redeemed	(7,200,000)	(365,243,240)	(15,800,000)	(885,948,274)

	9,400,000	$477,253,580	400,000	$(28,613,305)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

262	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	263

Board Review and Approval of Investment Advisory Contract

iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

264	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	265

Board Review and Approval of Investment Advisory Contract (continued)

iShares 10+Year Investment Grade Corporate Bond ETF, iShares 1-5Year Investment Grade Corporate Bond ETF, iShares 5-10Year Investment Grade Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

266	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	267

Board Review and Approval of Investment Advisory Contract (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

268	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	269

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

270	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

ST	Special Tax

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	271

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-212-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Agency Bond ETF | AGZ | NYSE Arca

• iShares Government/Credit Bond ETF | GBF | NYSE Arca

• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

• iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.88%	0.46%	1.11%	1.36%	0.46%	5.67%	14.47%
Fund Market	1.86	0.62	1.18	1.40	0.62	6.06	14.91
Index	1.86	0.59	1.00	1.35	0.59	5.12	14.31

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,018.80	$ 1.01		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	96.9%
Corporate Bonds & Notes	2.8
Foreign Government Obligations	0.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	2.1%
1-5 Years	75.3
5-10 Years	16.7
10-15 Years	2.6
15-20 Years	1.8
More than 20 Years	1.5

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.10%	(1.05)%	0.54%	1.44%	(1.05)%	2.73%	15.36%
Fund Market	1.14	(0.88)	0.56	1.50	(0.88)	2.82	16.05
Index	1.18	(0.87)	0.75	1.63	(0.87)	3.82	17.56

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,011.00	$ 1.01		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	62.0%
Aa	2.9
A	15.8
Baa	18.1
Ba	0.6
Not Rated	0.6

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	59.3%
Corporate Bonds & Notes	36.7
Foreign Government Obligations	3.1
Municipal Debt Obligations	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2023	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.63%	0.39%	0.98%	1.28%	0.39%	5.00%	13.55%
Fund Market	1.78	0.50	1.00	1.28	0.50	5.12	13.61
Index	1.71	0.55	1.16	1.46	0.55	5.91	15.59

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,016.30	$ 1.01		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	66.3%
Aa	2.2
A	15.3
Baa	15.1
Ba	0.5
Not Rated	0.6

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	63.5%
Corporate Bonds & Notes	33.2
Foreign Government Obligations	3.1
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.30%	(2.18)%	(0.30)%	0.96%	(2.18)%	(1.48)%	9.99%
Fund Market	0.49	(2.00)	(0.29)	0.98	(2.00)	(1.44)	10.26
Index	0.38	(2.10)	(0.25)	1.08	(2.10)	(1.26)	11.36

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,003.00	$ 0.15		$ 1,000.00	$ 1,025.00	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

ISSUER ALLOCATION

Issuer	Percentage of Total Investments(a)

Uniform Mortgage-Backed Securities	66.1%
Government National Mortgage Association	21.8
Federal Home Loan Mortgage Corp.	7.0
Federal National Mortgage Association	5.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	0.2%
5-10 Years	3.8
10-15 Years	9.9
15-20 Years	3.2
20-25 Years	14.4
25-30 Years	63.8
30-35 Years	4.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.7%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$6,625	$6,566,567
Series PP, 1.40%, 07/15/28	13,100	11,295,344

		17,861,911

Total Corporate Bonds & Notes — 2.7% (Cost: $19,778,980)		17,861,911

Foreign Government Obligations(a)

Israel — 0.3%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,106,437
5.50%, 04/26/24	450	449,870
5.50%, 09/18/33	368	392,159

		1,948,466

Total Foreign Government Obligations — 0.3%
(Cost: $2,100,937)		1,948,466

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 94.5%
Federal Farm Credit Banks Funding Corp.
1.10%, 03/03/27 (Call 09/08/23)	6,000	5,290,680
1.13%, 01/06/25	10,650	10,086,508
1.15%, 08/12/30 (Call 09/08/23)	15,100	11,897,894
1.32%, 09/09/30 (Call 09/08/23)	1,000	794,230
1.55%, 03/15/29 (Call 06/23/25)	800	674,248
2.08%, 01/23/30	1,700	1,465,638
2.47%, 07/18/35	1,000	782,620
3.11%, 08/05/48	1,000	721,960
3.19%, 01/16/29	1,000	937,510
3.32%, 02/25/26	1,000	964,680
3.33%, 07/12/32	2,000	1,808,500
4.38%, 06/23/26	1,600	1,588,224
4.38%, 07/06/26	500	496,700
4.50%, 08/14/26	2,500	2,490,375
4.63%, 07/17/26	500	499,135
4.75%, 02/21/25	500	496,330
4.75%, 03/09/26	650	648,661
4.82%, 06/23/26 (Call 06/23/25)	1,500	1,488,870
4.88%, 07/28/25	2,000	1,995,160
4.88%, 10/27/32	2,500	2,529,375
Federal Home Loan Banks
0.38%, 09/04/25	3,000	2,743,740
0.63%, 11/27/24 (Call 09/28/23)	3,855	3,634,648
0.90%, 02/26/27 (Call 11/26/23)	20,560	18,037,699
0.96%, 03/05/26 (Call 10/05/23)	45,000	40,730,849
1.00%, 07/27/26 (Call 09/27/23)	9,500	8,508,675
1.00%, 02/26/27 (Call 11/26/23)	8,265	7,263,199
1.10%, 11/15/24 (Call 09/15/23)	7,900	7,485,092
1.10%, 08/20/26 (Call 09/20/23)	12,000	10,791,000
1.20%, 12/23/24 (Call 09/23/23)	34,185	32,371,828
1.50%, 08/15/24	4,525	4,361,421
1.61%, 09/04/24	64,350	61,914,325
1.88%, 03/14/24 (Call 09/14/23)	1,800	1,763,658
2.13%, 09/14/29	1,650	1,443,981
2.13%, 12/14/29	9,800	8,513,652

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.32%, 03/28/25 (Call 09/28/23)	$15,000	$14,326,950
2.38%, 03/14/25	4,050	3,884,639
3.13%, 06/13/25	21,055	20,352,184
3.25%, 11/16/28	5,950	5,658,272
3.50%, 09/13/24	500	490,295
4.00%, 06/09/28	1,000	982,130
4.00%, 06/30/28	2,200	2,168,606
4.13%, 03/13/26	4,000	3,939,520
4.38%, 06/12/26	1,500	1,488,150
4.38%, 03/11/33	2,000	1,954,620
4.44%, 05/26/32 (Call 09/08/23)	200	190,090
4.50%, 10/03/24	4,450	4,412,398
4.50%, 12/12/25	3,000	2,973,000
4.50%, 03/13/26	3,350	3,328,627
4.50%, 03/10/28	700	700,343
4.63%, 03/14/25	4,000	3,968,840
4.75%, 06/12/26	1,500	1,503,015
4.88%, 09/13/24	4,000	3,978,280
5.38%, 08/15/24	400	399,732
5.50%, 07/15/36	1,600	1,762,560
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	27,614	24,678,080
0.00%, 12/14/29(b)	4,400	3,329,304
0.00%, 12/17/29(b)	500	374,935
0.38%, 07/21/25	5,000	4,594,250
0.38%, 09/23/25	8,000	7,299,440
0.75%, 05/28/25 (Call 11/28/23)	7,500	6,961,575
4.00%, 02/28/25 (Call 11/28/23)	4,000	3,919,880
4.05%, 08/28/25 (Call 11/28/23)	4,000	3,915,880
6.00%, 08/16/27 (Call 11/16/23)	1,000	1,000,020
6.25%, 07/15/32	7,207	8,221,313
6.75%, 09/15/29	1,500	1,688,760
6.75%, 03/15/31	4,500	5,180,850
Series 1, 0.00%, 11/15/38(b)	4,423	2,162,670
Federal National Mortgage Association
0.38%, 08/25/25	10,000	9,155,500
0.50%, 06/17/25	4,018	3,712,029
0.50%, 11/07/25	13,380	12,190,786
0.63%, 04/22/25	1,560	1,453,967
0.88%, 12/18/26 (Call 09/18/23)	22,962	20,289,912
0.88%, 08/05/30	4,030	3,197,926
1.63%, 10/15/24	29,812	28,605,210
1.63%, 08/24/35 (Call 11/24/23)	5,000	3,426,550
1.88%, 09/24/26	8,725	8,061,900
2.13%, 04/24/26	3,600	3,374,064
2.63%, 09/06/24	2,500	2,434,875
5.63%, 07/15/37	1,000	1,118,690
6.21%, 08/06/38	1,500	1,731,195
6.25%, 05/15/29	13,200	14,457,168
6.63%, 11/15/30	10,052	11,444,101
7.13%, 01/15/30	2,319	2,670,004
7.25%, 05/15/30	786	917,341
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(b)	910	681,135
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(b)	2,100	1,561,308
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(b)	5,000	3,711,250
Tennessee Valley Authority 0.75%, 05/15/25	1,000	928,810

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.50%, 09/15/31	$50	$39,537
2.88%, 09/15/24	4,510	4,394,409
3.88%, 03/15/28	1,200	1,170,132
4.25%, 09/15/52	2,300	2,009,786
4.25%, 09/15/65	3,806	3,300,106
4.63%, 09/15/60	1,100	1,018,897
4.88%, 01/15/48	1,983	1,931,561
5.25%, 09/15/39	8,505	8,752,070
5.38%, 04/01/56	600	629,130
5.50%, 06/15/38	282	300,262
5.88%, 04/01/36	5,416	6,011,868
6.15%, 01/15/38	1,000	1,127,990
7.13%, 05/01/30	1,047	1,196,962
Series B, 4.70%, 07/15/33	5,662	5,694,330
Series E, 6.75%, 11/01/25	37,105	38,473,803

		620,184,837

U.S. Government Obligations — 1.4%
U.S. Treasury Note/Bond
4.13%, 08/31/30	100	99,578
4.13%, 08/15/53	30	29,597
4.38%, 08/31/28	6,600	6,640,219
4.38%, 08/15/43	600	598,406
5.00%, 08/31/25	1,500	1,504,160

		8,871,960

Total U.S. Government & Agency Obligations — 95.9% (Cost: $657,393,579)		629,056,797

Total Long-Term Investments — 98.9% (Cost: $679,273,496)		648,867,174

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)(d)(e)	7,082	$7,081,753

Total Short-Term Securities — 1.1% (Cost: $ 7,081,753)		7,081,753

Total Investments — 100.0% (Cost: $ 686,355,249)		655,948,927

Other Assets Less Liabilities — 0.0%		169,559

Net Assets — 100.0%		$656,118,486

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$44,821,030	$—	$(37,739,277	)(a)	$—	$—	$7,081,753	7,082	$253,467	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Agency Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,861,911	$—	$17,861,911
Foreign Government Obligations	—	1,948,466	—	1,948,466
U.S. Government & Agency Obligations	—	629,056,797	—	629,056,797
Short-Term Securities
Money Market Funds	7,081,753	—	—	7,081,753

	$7,081,753	$648,867,174	$—	$655,948,927

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$25	$23,919
4.75%, 03/30/30 (Call 12/30/29)	15	14,303
5.38%, 06/15/33 (Call 03/15/33)	5	4,826
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,289
2.60%, 08/01/31 (Call 05/01/31)	25	20,453
3.60%, 04/15/26 (Call 01/15/26)	5	4,783
3.65%, 11/01/24 (Call 08/01/24)	20	19,535
WPP Finance 2010, 3.75%, 09/19/24	14	13,612

		109,720

Aerospace & Defense — 0.6%
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	42	38,751
2.25%, 06/15/26 (Call 03/15/26)	15	13,739
2.70%, 02/01/27 (Call 12/01/26)	5	4,571
3.10%, 05/01/26 (Call 03/01/26)	15	14,124
3.20%, 03/01/29 (Call 12/01/28)	15	13,483
3.25%, 02/01/35 (Call 11/01/34)	5	4,013
3.50%, 03/01/39 (Call 09/01/38)	5	3,759
3.60%, 05/01/34 (Call 02/01/34)	52	44,058
3.63%, 02/01/31 (Call 11/01/30)	65	58,031
3.63%, 03/01/48 (Call 09/01/47)	10	6,978
3.75%, 02/01/50 (Call 08/01/49)	5	3,646
3.90%, 05/01/49 (Call 11/01/48)	5	3,741
3.95%, 08/01/59 (Call 02/01/59)	15	10,695
4.88%, 05/01/25 (Call 04/01/25)	5	4,930
5.04%, 05/01/27 (Call 03/01/27)	25	24,711
5.15%, 05/01/30 (Call 02/01/30)	10	9,836
5.71%, 05/01/40 (Call 11/01/39)	35	34,000
5.81%, 05/01/50 (Call 11/01/49)	50	48,663
5.93%, 05/01/60 (Call 11/01/59)	26	25,117
6.88%, 03/15/39	20	22,011
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	20	19,380
3.63%, 04/01/30 (Call 01/01/30)	40	37,216
4.25%, 04/01/40 (Call 10/01/39)	15	13,378
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	5	4,699
4.95%, 08/15/25 (Call 05/15/25)	5	4,867
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,700
4.40%, 06/15/28 (Call 03/15/28)	110	105,706
5.05%, 04/27/45 (Call 10/27/44)	10	9,229
5.40%, 07/31/33 (Call 04/30/33)	35	35,064
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	25	20,442
4.09%, 09/15/52 (Call 03/15/52)	35	29,517
4.50%, 05/15/36 (Call 11/15/35)	10	9,489
4.70%, 05/15/46 (Call 11/15/45)	15	14,029
4.95%, 10/15/25 (Call 09/15/25)	20	19,948
5.10%, 11/15/27 (Call 10/15/27)	5	5,054
5.25%, 01/15/33 (Call 10/15/32)	10	10,253
5.70%, 11/15/54 (Call 05/15/54)	25	26,801
5.90%, 11/15/63 (Call 05/15/63)	15	16,456
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	10	7,923
4.03%, 10/15/47 (Call 04/15/47)	35	28,784

Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 05/01/30 (Call 02/01/30)	$5	$4,806
4.70%, 03/15/33 (Call 12/15/32)	25	24,203
5.25%, 05/01/50 (Call 11/01/49)	30	29,406
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	35	21,848
3.03%, 03/15/52 (Call 09/15/51)	30	19,670
3.13%, 05/04/27 (Call 02/04/27)	65	60,577
3.75%, 11/01/46 (Call 05/01/46)	40	30,346
4.13%, 11/16/28 (Call 08/16/28)	5	4,771
4.50%, 06/01/42	10	8,725
4.63%, 11/16/48 (Call 05/16/48)	45	39,546
4.80%, 12/15/43 (Call 06/15/43)	10	8,872
5.15%, 02/27/33 (Call 11/27/32)	10	9,876
5.38%, 02/27/53 (Call 08/27/52)	25	24,331
6.05%, 06/01/36	5	5,224

		1,107,993

Agriculture — 0.5%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	5	4,737
2.45%, 02/04/32 (Call 11/04/31)	15	11,705
3.40%, 05/06/30 (Call 02/06/30)	5	4,397
3.40%, 02/04/41 (Call 08/04/40)	20	13,608
3.70%, 02/04/51 (Call 08/04/50)	35	22,816
3.88%, 09/16/46 (Call 03/16/46)	20	13,759
4.45%, 05/06/50 (Call 11/06/49)	10	7,402
4.80%, 02/14/29 (Call 11/14/28)	35	33,912
5.38%, 01/31/44(a)	20	18,600
5.80%, 02/14/39 (Call 08/14/38)	15	14,576
5.95%, 02/14/49 (Call 08/14/48)	30	27,899
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5	4,694
2.90%, 03/01/32 (Call 12/01/31)	20	17,253
3.25%, 03/27/30 (Call 12/27/29)	10	9,092
3.75%, 09/15/47 (Call 03/15/47)	5	3,986
4.50%, 03/15/49 (Call 09/15/48)	10	8,960
5.38%, 09/15/35	9	9,164
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	43,028
2.73%, 03/25/31 (Call 12/25/30)	10	7,915
2.79%, 09/06/24 (Call 08/06/24)	67	65,003
3.22%, 08/15/24 (Call 06/15/24)	19	18,535
3.56%, 08/15/27 (Call 05/15/27)	8	7,419
3.98%, 09/25/50 (Call 03/25/50)	25	16,517
4.39%, 08/15/37 (Call 02/15/37)	50	39,524
4.54%, 08/15/47 (Call 02/15/47)	25	18,174
4.70%, 04/02/27 (Call 02/02/27)	25	24,234
4.74%, 03/16/32 (Call 12/16/31)	15	13,540
4.91%, 04/02/30 (Call 01/02/30)	75	70,603
5.28%, 04/02/50 (Call 10/02/49)	20	16,021
7.08%, 08/02/53 (Call 02/02/53)	25	24,599
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	45	40,755
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,261
2.75%, 05/14/31 (Call 02/14/31)	20	16,732
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5	4,477
2.10%, 05/01/30 (Call 02/01/30)	5	4,100
3.38%, 08/11/25 (Call 05/11/25)	25	24,110
3.38%, 08/15/29 (Call 05/15/29)	30	26,967

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.88%, 08/21/42	$20	$15,613
4.25%, 11/10/44	26	21,034
4.38%, 11/15/41	5	4,136
4.88%, 02/13/26	50	49,512
4.88%, 11/15/43	15	13,180
5.00%, 11/17/25	10	9,939
5.13%, 11/15/24	10	9,951
5.13%, 11/17/27 (Call 10/17/27)	5	4,988
5.38%, 02/15/33 (Call 11/15/32)	40	39,490
5.63%, 11/17/29 (Call 09/17/29)	10	10,091
6.38%, 05/16/38	5	5,372
Reynolds American Inc., 5.70%, 08/15/35 (Call 02/15/35)	5	4,616

		905,996

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	10	9,333
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	7	6,309
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	7	6,233
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	4	3,274
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	9	7,812
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	8	7,669
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,572
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	5	4,658
5.13%, 06/15/27 (Call 04/15/27)	20	19,750
5.25%, 05/04/25 (Call 04/04/25)	5	4,965
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	3	2,657
Series 2014-2, Class A, 3.75%, 03/03/28	23	21,774
Series 2016-1, Class AA, 3.10%, 01/07/30	14	12,340
Series 2020-1, Class A, 5.88%, 04/15/29	17	16,997
Series 2020-1, Class B, 4.88%, 07/15/27	29	28,247
United Airlines Pass-Through Trust, 5.80%, 07/15/37	30	29,909

		185,499

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	60	55,577
2.85%, 03/27/30 (Call 12/27/29)	10	8,914
3.25%, 03/27/40 (Call 09/27/39)	15	12,107
3.38%, 03/27/50 (Call 09/27/49)(a)	15	11,581
3.63%, 05/01/43 (Call 11/01/42)	15	12,493
3.88%, 11/01/45 (Call 05/01/45)	15	12,811
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	24,181
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	9,686
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	5	3,834
4.25%, 04/01/25 (Call 01/01/25)	5	4,861
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	20	18,876
2.95%, 04/23/30 (Call 01/23/30)(a)	15	12,449

		187,370

Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,011

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 03/24/28	$10	$8,749
2.25%, 01/12/29	25	21,778
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	5	4,578
1.50%, 09/01/30 (Call 06/01/30)	25	20,094
2.60%, 09/01/50 (Call 03/01/50)(a)	5	3,094
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	40	37,694
5.00%, 10/01/28 (Call 07/01/28)	25	24,250
5.00%, 04/01/35	15	13,397
5.20%, 04/01/45	10	8,212
5.40%, 10/15/29 (Call 08/15/29)	10	9,666
5.40%, 04/01/48 (Call 10/01/47)	15	12,504
5.60%, 10/15/32 (Call 07/15/32)(a)	15	14,473
5.95%, 04/01/49 (Call 10/01/48)(a)	15	13,437
6.25%, 10/02/43	5	4,700
6.60%, 04/01/36 (Call 10/01/35)	30	30,196
6.75%, 04/01/46 (Call 10/01/45)	5	4,930
6.80%, 10/01/27 (Call 08/01/27)	20	20,618
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	31,069
2.35%, 01/08/31 (Call 10/08/30)	30	23,302
2.40%, 04/10/28 (Call 02/10/28)	25	21,583
2.70%, 06/10/31 (Call 03/10/31)	30	23,669
2.75%, 06/20/25 (Call 05/20/25)	25	23,616
2.90%, 02/26/25 (Call 01/26/25)	55	52,539
3.60%, 06/21/30 (Call 03/21/30)	15	12,882
4.00%, 10/06/26 (Call 07/06/26)	30	28,349
4.35%, 04/09/25 (Call 02/09/25)	5	4,882
5.00%, 04/09/27 (Call 03/09/27)	25	24,348
5.80%, 06/23/28 (Call 05/23/28)	25	24,791
5.85%, 04/06/30 (Call 02/06/30)	5	4,888
6.05%, 10/10/25	50	50,066
PACCAR Financial Corp.
1.10%, 05/11/26	15	13,568
3.55%, 08/11/25(a)	5	4,859
4.45%, 03/30/26	5	4,956
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	10	8,411
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	10	7,972
3.05%, 03/22/27	25	23,462
3.05%, 01/11/28	110	102,113
3.65%, 08/18/25	15	14,558
3.95%, 06/30/25	50	48,838
4.45%, 06/29/29	10	9,805
4.55%, 05/17/30	5	4,870
5.00%, 08/14/26	50	49,983
5.40%, 11/10/25	30	30,153
5.45%, 11/10/27	5	5,092

		915,005

Auto Parts & Equipment — 0.1%
Aptiv PLC
2.40%, 02/18/25 (Call 09/11/23)	20	19,044
3.10%, 12/01/51 (Call 06/01/51)	30	18,263
3.25%, 03/01/32 (Call 12/01/31)	5	4,236
4.15%, 05/01/52 (Call 11/01/51)	5	3,713
4.40%, 10/01/46 (Call 04/01/46)	10	7,624
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	35	31,716
3.38%, 03/15/25 (Call 12/15/24)	25	24,130

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	$5	$4,366
3.55%, 01/15/52 (Call 07/15/51)	10	6,532
4.25%, 05/15/29 (Call 02/15/29)	10	9,294
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	10	8,418

		137,336

Banks — 7.6%
Banco Santander SA
1.85%, 03/25/26	25	22,593
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	25	23,420
4.25%, 04/11/27	25	23,639
4.38%, 04/12/28	25	23,481
5.15%, 08/18/25	50	49,187
5.18%, 11/19/25	50	48,885
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	10	8,949
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	15	11,825
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	65	55,417
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	45	35,484
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)	50	48,051
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	25	19,004
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	45	37,398
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	35	28,049
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	25	20,811
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	55	37,873
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	60	49,040
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	30	24,683
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	25	16,497
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(b)	30	29,069
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	50	43,900
3.25%, 10/21/27 (Call 10/21/26)	90	83,838
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	50	37,427
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	25	24,031
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	80	73,319
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	65	61,583
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(b)	5	4,234
3.88%, 08/01/25	20	19,460
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(b)	10	7,859

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	$52	$48,514
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	15	13,806
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	20	16,804
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	90	72,309
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	15	13,040
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	30	28,300
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	20	16,929
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	25	21,325
4.45%, 03/03/26	50	48,610
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	35	32,411
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	10	9,813
4.88%, 04/01/44	10	9,365
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	65	63,621
5.00%, 01/21/44	40	38,036
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	65	62,506
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	15	14,803
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	45	43,920
5.88%, 02/07/42	35	36,228
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	10	10,235
Series L, 3.95%, 04/21/25	10	9,686
Series L, 4.75%, 04/21/45	25	22,494
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	5	4,516
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)	5	3,641
Bank of Montreal
1.85%, 05/01/25	5	4,697
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(b)	25	19,290
3.70%, 06/07/25	5	4,832
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	35	30,910
5.20%, 02/01/28 (Call 01/01/28)	10	9,919
5.30%, 06/05/26	5	4,982
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	10	9,639
2.50%, 01/26/32 (Call 10/26/31)	35	28,455
2.80%, 05/04/26 (Call 02/04/26)	50	46,944
3.25%, 09/11/24 (Call 08/11/24)	45	43,916
3.30%, 08/23/29 (Call 05/23/29)	15	13,393
3.40%, 01/29/28 (Call 10/29/27)	50	46,603
3.85%, 04/28/28	45	42,830
3.85%, 04/26/29 (Call 02/26/29)	25	23,577
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	10	9,708

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	$50	$51,225
Bank of Nova Scotia (The)
1.05%, 03/02/26	10	8,967
1.30%, 06/11/25	70	64,838
1.30%, 09/15/26	20	17,711
1.35%, 06/24/26	5	4,468
1.95%, 02/02/27	35	31,298
2.15%, 08/01/31	10	7,952
2.70%, 08/03/26(a)	60	55,748
3.45%, 04/11/25	25	24,147
4.50%, 12/16/25	45	43,614
4.85%, 02/01/30	10	9,674
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	20	17,767
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	200	156,438
4.38%, 01/12/26	200	192,786
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(b)	5	4,940
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	60	53,488
2.25%, 01/28/25	10	9,537
3.30%, 04/07/25	5	4,818
3.45%, 04/07/27	30	28,020
3.60%, 04/07/32 (Call 03/07/32)	10	8,902
3.95%, 08/04/25	5	4,844
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	10	8,960
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	5	4,452
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	35	28,156
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	40	33,034
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	40	33,487
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	25	17,204
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	5	4,299
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	50	41,185
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	15	13,774
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	35	33,495
3.40%, 05/01/26	5	4,732
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	30	27,657
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	35	32,553
3.70%, 01/12/26	80	76,698
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	40	34,805
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	25	23,617
4.13%, 07/25/28	20	18,654

Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	$20	$16,709
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	55	51,060
4.45%, 09/29/27	75	71,693
4.65%, 07/30/45	10	8,613
4.65%, 07/23/48 (Call 06/23/48)	29	25,149
4.75%, 05/18/46	25	20,908
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	45	42,803
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	30	28,477
5.88%, 02/22/33	5	4,984
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	10	9,978
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	50	52,109
6.63%, 06/15/32	30	31,261
6.68%, 09/13/43	15	15,763
8.13%, 07/15/39	5	6,231
Citizens Bank NA/Providence RI, 6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(b)	5	4,837
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)	5	3,645
3.25%, 04/30/30 (Call 01/30/30)(a)	10	8,367
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(b)	10	8,824
Comerica Bank, 4.00%, 07/27/25	50	46,874
Commonwealth Bank of Australia/New York NY, 5.32%, 03/13/26	10	10,037
Cooperatieve Rabobank UA, 5.25%, 05/24/41	45	45,804
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	236,595
Credit Suisse AG/New York, 2.95%, 04/09/25	10	9,498
Deutsche Bank AG
4.10%, 01/13/26	15	14,358
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	150	149,053
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	10	9,070
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	20	17,531
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	150	125,590
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	25	21,726
2.38%, 01/28/25 (Call 12/28/24)	40	38,052
2.55%, 05/05/27 (Call 04/05/27)	10	8,940
3.95%, 03/14/28 (Call 02/14/28)	20	18,542
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	15	15,118
8.25%, 03/01/38	15	16,937
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	35	32,224
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	30	28,354
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,025
Goldman Sachs Capital I, 6.35%, 02/15/34	15	15,082
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	20	18,560

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	$5	$4,488
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	10	8,965
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	40	35,296
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	20	17,796
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	40	31,154
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	50	39,464
2.60%, 02/07/30 (Call 11/07/29)	50	42,205
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	55	44,522
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	50	45,235
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	30	24,072
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	25	17,276
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	45	37,445
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	15	10,776
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(b)	50	48,518
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	20	14,741
3.50%, 01/23/25 (Call 10/23/24)	20	19,378
3.50%, 04/01/25 (Call 03/01/25)	20	19,304
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	50	46,769
3.75%, 05/22/25 (Call 02/22/25)	10	9,664
3.75%, 02/25/26 (Call 11/25/25)	10	9,586
3.80%, 03/15/30 (Call 12/15/29)	50	45,500
3.85%, 01/26/27 (Call 01/26/26)	25	23,724
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(b)	30	24,895
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	5	4,706
4.25%, 10/21/25	40	38,783
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(b)	50	43,170
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	5	4,811
4.75%, 10/21/45 (Call 04/21/45)	55	49,378
4.80%, 07/08/44 (Call 01/08/44)	20	17,819
5.15%, 05/22/45	20	18,396
6.25%, 02/01/41	25	26,408
6.45%, 05/01/36	15	15,603
6.75%, 10/01/37	35	37,111
HSBC Bank USA NA/New York, 7.00%, 01/15/39	45	48,600
HSBC Holdings PLC
3.90%, 05/25/26	10	9,523
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	150	135,021
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	200	192,866

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	$200	$188,790
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	15	14,384
4.95%, 03/31/30	200	192,422
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	50	47,685
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(b)	50	54,328
Huntington Bancshares Inc.
4.00%, 05/15/25 (Call 04/15/25)	40	38,531
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(b)	5	4,629
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	5	4,511
1.05%, 06/23/27 (Call 12/23/25)	5	4,286
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	50	44,159
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	65	58,371
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	35	27,354
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	10	7,880
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	55	51,884
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	65	61,153
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	25	22,202
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	40	33,528
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	20	16,128
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	55	45,004
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	50	42,852
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(b)	41	34,814
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	50	41,447
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	30	22,131
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	30	20,318
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(b)	55	40,280
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	40	28,097
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	5	4,563
3.88%, 09/10/24	15	14,695
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	35	29,527
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	30	23,507
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)	50	48,089

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	$40	$31,692
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	35	28,204
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	20	16,759
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(b)	5	4,765
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	55	52,165
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	30	28,053
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	10	9,801
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	45	43,214
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	25	24,857
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	60	59,345
5.50%, 10/15/40	15	15,091
5.60%, 07/15/41	5	5,064
5.63%, 08/16/43	60	59,654
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(b)	35	34,988
6.40%, 05/15/38	15	16,497
8.00%, 04/29/27	25	27,419
KeyCorp
2.25%, 04/06/27	10	8,586
2.55%, 10/01/29	10	7,912
4.10%, 04/30/28	30	26,937
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	15	12,928
Korea Development Bank (The), 3.00%, 01/13/26	200	189,488
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	11,535
0.38%, 07/18/25	65	59,728
0.63%, 01/22/26	15	13,616
1.00%, 10/01/26	10	8,986
1.75%, 09/14/29	15	13,022
2.00%, 05/02/25	119	113,221
2.50%, 11/20/24	105	101,521
2.88%, 04/03/28	80	74,937
3.13%, 06/10/25	5	4,839
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	90	81,654
0.88%, 09/03/30	45	35,614
1.75%, 07/27/26	35	32,251
2.00%, 01/13/25	5	4,786
2.38%, 06/10/25	30	28,627
Series 37, 2.50%, 11/15/27	45	41,723
Series 40, 0.50%, 05/27/25	5	4,621
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	200	181,558
4.45%, 05/08/25	10	9,757
4.65%, 03/24/26	10	9,652
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	20	18,196
Mitsubishi UFJ Financial Group Inc. 0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(b)	25	23,585

Security	Par (000)	Value

Banks (continued)
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	$245	$218,221
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	50	49,289
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(b)	10	9,908
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	200	176,948
3.66%, 02/28/27	15	14,129
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	5	4,968
Morgan Stanley
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	5	4,715
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	45	40,342
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	10	7,687
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	45	34,690
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	40	37,714
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	25	19,614
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(b)	70	52,739
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	45	35,856
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	40	33,688
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	30	18,996
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	25	20,501
3.13%, 07/27/26	5	4,680
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(b)	25	18,410
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	60	53,330
3.70%, 10/23/24	50	48,925
3.88%, 01/27/26	25	24,059
3.95%, 04/23/27	25	23,565
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(b)	10	8,335
4.00%, 07/23/25	95	92,182
4.30%, 01/27/45	25	21,252
4.38%, 01/22/47	30	25,665
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	10	9,490
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	10	8,808
5.00%, 11/24/25	105	103,368
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	10	9,797
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	25	24,267
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(b)	20	18,615
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	50	49,138

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(b)	$25	$25,129
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(b)	50	48,656
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	25	25,615
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	30	31,431
6.38%, 07/24/42	10	10,906
Morgan Stanley Bank NA, 5.48%, 07/16/25	60	60,123
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	210	186,524
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	10	9,942
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(b)	5	4,970
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	5	4,117
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(b)	30	26,763
3.95%, 10/30/25	35	33,871
4.00%, 05/10/27 (Call 04/10/27)	5	4,799
6.13%, 11/02/32 (Call 08/02/32)	5	5,105
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	9,126
0.50%, 02/02/26	65	58,648
1.50%, 02/12/25	15	14,217
2.88%, 05/23/25	15	14,434
3.63%, 09/09/27	35	33,928
4.63%, 11/03/25	10	9,942
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(b)	15	12,082
2.55%, 01/22/30 (Call 10/24/29)	5	4,194
3.45%, 04/23/29 (Call 01/23/29)	42	37,862
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	20	19,625
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(b)	30	28,439
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	55	55,889
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	10	8,291
2.25%, 05/18/25 (Call 04/18/25)	10	9,346
7.38%, 12/10/37	5	5,297
Royal Bank of Canada
1.15%, 06/10/25	40	37,033
1.15%, 07/14/26	25	22,228
1.20%, 04/27/26	10	8,964
1.40%, 11/02/26	25	22,143
2.25%, 11/01/24	30	28,843
2.30%, 11/03/31	15	12,050
4.24%, 08/03/27	10	9,617
4.65%, 01/27/26	10	9,817
4.88%, 01/12/26(a)	5	4,938
4.90%, 01/12/28(a)	25	24,631
5.00%, 02/01/33	45	43,618
5.00%, 05/02/33	5	4,837
6.00%, 11/01/27	10	10,233

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	$30	$26,292
3.45%, 06/02/25 (Call 05/02/25)	10	9,537
4.40%, 07/13/27 (Call 04/14/27)	25	23,671
4.50%, 07/17/25 (Call 04/17/25)	70	68,291
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	5	4,944
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	10	9,955
Santander UK Group Holdings PLC, 2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	15	13,197
State Street Corp.
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(b)	20	18,880
2.20%, 03/03/31	55	43,799
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	20	19,202
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(b)	50	41,007
2.65%, 05/19/26	45	42,324
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(b)	50	47,855
3.30%, 12/16/24	10	9,708
3.55%, 08/18/25	10	9,653
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	10	9,912
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	5	4,854
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	10	10,152
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	168,054
2.14%, 09/23/30	30	23,699
3.35%, 10/18/27	40	36,788
3.78%, 03/09/26	75	71,817
5.77%, 01/13/33	5	5,059
6.18%, 07/13/43	50	50,294
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	5	4,832
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	10	9,471
Toronto-Dominion Bank (The)
1.15%, 06/12/25	40	37,095
1.20%, 06/03/26	10	8,917
1.25%, 12/13/24	15	14,188
2.00%, 09/10/31	25	19,784
3.20%, 03/10/32	10	8,508
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	20	18,667
3.77%, 06/06/25	20	19,414
4.11%, 06/08/27	25	23,865
4.46%, 06/08/32	45	41,938
4.69%, 09/15/27	35	34,108
5.10%, 01/09/26	40	39,675
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	8,455
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	40	35,682
1.95%, 06/05/30 (Call 03/05/30)	10	7,927
2.85%, 10/26/24 (Call 09/26/24)	5	4,825
3.70%, 06/05/25 (Call 05/05/25)	40	38,548
4.00%, 05/01/25 (Call 03/01/25)	25	24,227

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	$55	$51,874
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	10	9,658
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	35	33,556
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(b)	5	4,688
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	5	4,985
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	35	35,214
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	10	7,578
1.45%, 05/12/25 (Call 04/11/25)	40	37,419
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	25	18,415
3.10%, 04/27/26 (Call 03/27/26)	5	4,692
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	15	14,324
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	40	37,100
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	65	64,957
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	25	24,939
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	30	29,926
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	35	34,829
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5	4,607
UBS Group AG
4.55%, 04/17/26	150	145,161
4.88%, 05/15/45	25	22,233
Wachovia Corp., 5.50%, 08/01/35	35	33,773
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(b)	20	18,913
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(b)	25	23,514
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	45	40,021
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	55	47,054
3.00%, 04/22/26	35	32,782
3.00%, 10/23/26	85	78,710
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	55	39,375
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	25	21,061
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	70	65,148
3.90%, 05/01/45	25	19,565
4.10%, 06/03/26	70	67,122
4.15%, 01/24/29 (Call 10/24/28)	50	47,057
4.30%, 07/22/27	10	9,576
4.40%, 06/14/46	10	7,928
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	10	9,354

Security	Par (000)	Value

Banks (continued)
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	$5	$4,882
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	25	21,139
4.65%, 11/04/44	25	20,674
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	25	24,256
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	40	37,635
4.90%, 11/17/45	25	21,444
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	55	49,611
5.38%, 11/02/43	25	23,006
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	25	24,355
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	50	49,349
5.61%, 01/15/44	20	18,833
5.95%, 12/01/86	20	19,534
6.00%, 10/28/25 (Call 10/28/23)(a)	15	14,928
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(b)	10	7,684
2.96%, 11/16/40	15	9,715
3.13%, 11/18/41	10	6,517
3.35%, 03/08/27	35	33,043
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(b)	25	21,923
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	25	23,337
4.42%, 07/24/39	30	24,146
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(b)	5	4,706

		13,728,312

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	50	47,850
4.90%, 02/01/46 (Call 08/01/45)	70	65,063
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	30	28,771
4.90%, 02/01/46 (Call 08/01/45)	50	46,287
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	32,190
3.65%, 02/01/26 (Call 11/01/25)	75	72,476
4.38%, 04/15/38 (Call 10/15/37)	30	27,413
4.44%, 10/06/48 (Call 04/06/48)	25	21,870
4.60%, 04/15/48 (Call 10/15/47)	29	26,098
4.60%, 06/01/60 (Call 12/01/59)	10	8,712
4.75%, 01/23/29 (Call 10/23/28)	50	49,545
4.90%, 01/23/31 (Call 10/23/30)	40	40,130
4.95%, 01/15/42	15	14,295
5.45%, 01/23/39 (Call 07/23/38)	25	25,368
5.55%, 01/23/49 (Call 07/23/48)	30	30,719
5.80%, 01/23/59 (Call 07/23/58)	35	36,694
8.00%, 11/15/39	10	12,393
Coca-Cola Co. (The)
1.00%, 03/15/28	50	42,805
1.38%, 03/15/31	40	31,560
1.50%, 03/05/28(a)	5	4,381
1.65%, 06/01/30	30	24,709

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.25%, 01/05/32	$5	$4,193
2.50%, 06/01/40	10	7,210
2.50%, 03/15/51	35	22,599
3.00%, 03/05/51	35	25,241
3.38%, 03/25/27	10	9,572
3.45%, 03/25/30	5	4,647
4.20%, 03/25/50	10	8,987
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	10	8,935
3.60%, 02/15/28 (Call 11/15/27)	45	41,968
4.10%, 02/15/48 (Call 08/15/47)	15	11,907
4.75%, 12/01/25	5	4,924
4.75%, 05/09/32 (Call 02/09/32)(a)	25	23,958
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	150	125,092
3.88%, 04/29/43 (Call 10/29/42)	5	4,117
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	15	10,290
3.40%, 11/15/25 (Call 08/15/25)	5	4,783
3.80%, 05/01/50 (Call 11/01/49)	15	11,359
3.95%, 04/15/29 (Call 02/15/29)	30	28,254
4.05%, 04/15/32 (Call 01/15/32)(a)	15	13,737
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	15	14,055
4.20%, 07/15/46 (Call 01/15/46)	15	11,877
5.00%, 05/01/42	15	13,548
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	27,820
1.95%, 10/21/31 (Call 07/21/31)	10	8,153
2.63%, 03/19/27 (Call 01/19/27)	5	4,659
2.63%, 07/29/29 (Call 04/29/29)	5	4,478
2.63%, 10/21/41 (Call 04/21/41)	30	21,762
2.75%, 03/19/30 (Call 12/19/29)	35	31,136
2.75%, 10/21/51 (Call 04/21/51)	5	3,379
2.88%, 10/15/49 (Call 04/15/49)	25	17,697
3.00%, 10/15/27 (Call 07/15/27)	5	4,697
3.38%, 07/29/49 (Call 01/29/49)	18	13,879
3.60%, 02/18/28 (Call 01/18/28)	5	4,790
3.90%, 07/18/32 (Call 04/18/32)	10	9,479
4.20%, 07/18/52 (Call 01/18/52)	20	17,774
4.45%, 05/15/28 (Call 04/15/28)(a)	15	14,939
4.88%, 11/01/40	10	9,799
7.00%, 03/01/29	5	5,564

		1,300,587

Biotechnology — 0.5%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	20	15,671
2.45%, 02/21/30 (Call 11/21/29)	35	29,762
2.77%, 09/01/53 (Call 03/01/53)	25	14,951
2.80%, 08/15/41 (Call 02/15/41)	20	13,789
3.13%, 05/01/25 (Call 02/01/25)	5	4,808
3.15%, 02/21/40 (Call 08/21/39)	30	22,374
3.20%, 11/02/27 (Call 08/02/27)	30	27,875
3.35%, 02/22/32 (Call 11/22/31)	10	8,713
4.05%, 08/18/29 (Call 06/18/29)	10	9,444
4.20%, 03/01/33 (Call 12/01/32)	5	4,596
4.20%, 02/22/52 (Call 08/22/51)	5	3,979
4.40%, 05/01/45 (Call 11/01/44)	20	16,788
4.40%, 02/22/62 (Call 08/22/61)	20	15,833
4.56%, 06/15/48 (Call 12/15/47)	20	17,047

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51 (Call 12/15/50)	$75	$64,439
4.88%, 03/01/53 (Call 09/01/52)	5	4,427
5.25%, 03/02/30 (Call 01/02/30)	55	55,027
5.25%, 03/02/33 (Call 12/02/32)	65	64,631
5.60%, 03/02/43 (Call 09/02/42)	30	29,446
5.65%, 03/02/53 (Call 09/02/52)	30	29,740
5.75%, 03/02/63 (Call 09/02/62)	25	24,660
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	35	28,787
3.15%, 05/01/50 (Call 11/01/49)	25	16,317
4.05%, 09/15/25 (Call 06/15/25)	20	19,399
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	21,496
2.80%, 10/01/50 (Call 04/01/50)	10	6,419
2.95%, 03/01/27 (Call 12/01/26)	45	41,931
4.15%, 03/01/47 (Call 09/01/46)	25	20,886
4.50%, 02/01/45 (Call 08/01/44)	15	13,172
4.75%, 03/01/46 (Call 09/01/45)	25	22,814
4.80%, 04/01/44 (Call 10/01/43)	25	22,985
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	15	12,021
5.75%, 12/13/27 (Call 11/13/27)	5	4,991
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	7,954
2.80%, 09/15/50 (Call 03/15/50)	25	15,525
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	30	25,883
2.20%, 09/02/30 (Call 06/02/30)	40	31,888
3.55%, 09/02/50 (Call 03/02/50)	30	19,564

		810,032

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	25	22,744
2.70%, 02/15/31 (Call 11/15/30)	10	8,385
2.72%, 02/15/30 (Call 11/15/29)	15	12,856
3.38%, 04/05/40 (Call 10/05/39)	15	11,272
3.58%, 04/05/50 (Call 10/05/49)	40	28,593
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,040
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	25	22,021
4.00%, 06/15/25 (Call 03/15/25)	5	4,837
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	30	25,310
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	5	4,004
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	5	4,608
1.70%, 08/01/27 (Call 06/01/27)	5	4,372
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	8,084
3.20%, 07/15/51 (Call 01/15/51)	10	6,694
3.45%, 06/01/27 (Call 03/01/27)(a)	35	32,856
3.50%, 12/15/27 (Call 09/15/27)	25	23,388
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	10	7,910
2.00%, 02/15/31 (Call 11/15/30)	30	23,695
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	15	12,051
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	14,967

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/29 (Call 12/21/28)	$15	$13,995
4.65%, 11/01/44 (Call 05/01/44)	10	8,558
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	8,959
3.90%, 04/01/27 (Call 01/01/27)	10	9,572
4.50%, 06/15/47 (Call 12/15/46)	20	17,015

		340,786

Chemicals — 0.5%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	30	21,834
4.80%, 03/03/33 (Call 12/03/32)	10	9,933
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	10	9,671
5.05%, 06/01/32 (Call 03/01/32)(a)	20	18,833
Celanese U.S. Holdings LLC
6.05%, 03/15/25	5	5,004
6.17%, 07/15/27 (Call 06/15/27)	25	25,029
6.33%, 07/15/29 (Call 05/15/29)	15	14,907
6.38%, 07/15/32 (Call 04/15/32)	10	9,899
CF Industries Inc.
4.95%, 06/01/43	15	12,653
5.15%, 03/15/34	5	4,720
5.38%, 03/15/44	15	13,306
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	95	77,471
4.25%, 10/01/34 (Call 04/01/34)	5	4,507
4.38%, 11/15/42 (Call 05/15/42)	15	12,363
5.55%, 11/30/48 (Call 05/30/48)	15	14,240
6.30%, 03/15/33 (Call 12/15/32)	10	10,596
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	15	14,693
4.73%, 11/15/28 (Call 08/15/28)	25	24,665
5.32%, 11/15/38 (Call 05/15/38)	40	39,153
5.42%, 11/15/48 (Call 05/15/48)	10	9,674
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	15	14,590
4.65%, 10/15/44 (Call 04/15/44)	35	28,493
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	28,413
EIDP Inc.
2.30%, 07/15/30 (Call 04/15/30)	20	16,580
4.80%, 05/15/33 (Call 02/15/33)(a)	5	4,808
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	20	18,513
3.45%, 10/01/29 (Call 07/01/29)	5	4,358
5.65%, 05/18/33	20	19,047
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	18,519
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	25	13,735
2.65%, 02/05/25 (Call 11/05/24)	5	4,808
3.20%, 01/30/26 (Call 10/30/25)	50	48,105
3.55%, 11/07/42 (Call 05/07/42)	10	7,879
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	10	8,462
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	25	16,829
3.80%, 10/01/60 (Call 04/01/60)	10	6,529
5.63%, 05/15/33	60	59,395

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	$25	$18,790
4.20%, 04/01/29 (Call 01/01/29)	5	4,704
4.90%, 03/27/28 (Call 02/27/28)(a)	5	4,888
5.80%, 03/27/53 (Call 09/27/52)(a)	20	19,535
5.88%, 12/01/36(a)	10	9,927
5.90%, 11/07/24	20	19,994
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	20	18,848
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	15	12,031
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	35	32,992
3.80%, 08/15/49 (Call 02/15/49)	40	29,958
Westlake Corp.
3.60%, 08/15/26 (Call 05/15/26)	5	4,740
5.00%, 08/15/46 (Call 02/15/46)	25	21,056

		869,677

Coal — 0.0%
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	25	23,627
6.25%, 07/15/41 (Call 01/15/41)	15	14,548

		38,175

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	50	43,769
3.38%, 09/15/25 (Call 06/15/25)	24	23,219
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	30	26,497
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	5	4,710
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	15	10,296
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10	7,844
2.60%, 12/01/24 (Call 11/01/24)	50	48,053
2.60%, 12/15/25 (Call 11/15/25)	25	23,356
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	10	6,002
George Washington University (The), 4.87%, 09/15/45	15	13,990
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	15	9,889
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	25	22,332
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,273
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	35	31,214
2.65%, 02/15/25 (Call 01/15/25)	75	71,602
2.90%, 05/15/30 (Call 02/15/30)	15	12,665
4.15%, 08/15/49 (Call 02/15/49)	10	7,333
4.80%, 04/01/26 (Call 01/01/26)	10	9,779
5.30%, 08/15/29 (Call 06/15/29)	10	9,787
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,264
Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	3,181
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)(a)	35	30,984
2.41%, 06/01/50 (Call 12/01/49)	15	9,449
Massachusetts Institute of Technology
3.96%, 07/01/38	25	22,259
5.60%, 07/01/2111	15	16,098
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	20	16,086

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.25%, 05/20/50 (Call 11/20/49)	$15	$10,349
4.25%, 08/08/32 (Call 05/08/32)	10	9,388
5.25%, 07/15/44	5	4,800
Northwestern University, 4.64%, 12/01/44	20	18,851
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	30	28,105
2.30%, 06/01/30 (Call 03/01/30)	35	29,417
2.85%, 10/01/29 (Call 07/01/29)	20	17,657
3.25%, 06/01/50 (Call 12/01/49)(a)	15	10,652
5.05%, 06/01/52 (Call 12/01/51)(a)	10	9,665
5.25%, 06/01/62 (Call 12/01/61)	10	9,517
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	30	22,211
Quanta Services Inc.
2.90%, 10/01/30 (Call 07/01/30)	25	21,051
3.05%, 10/01/41 (Call 04/01/41)	25	17,004
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	30	26,344
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	5	3,133
S&P Global Inc.
2.70%, 03/01/29 (Call 01/01/29)	5	4,468
2.90%, 03/01/32 (Call 12/01/31)	30	25,690
3.70%, 03/01/52 (Call 09/01/51)	25	19,451
4.25%, 05/01/29 (Call 02/01/29)	5	4,815
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	3,513
Trustees of Boston College, 3.13%, 07/01/52	20	14,139
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	10	8,413
Trustees of Princeton University (The)
5.70%, 03/01/39(a)	15	16,116
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	3,279
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,262
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	20	16,613
Series C, 2.55%, 04/01/50 (Call 10/01/49)	5	3,314
University of Miami, 4.06%, 04/01/52	10	8,214
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,931
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	10	7,823
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	5	3,308
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	15	8,850
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	19,022
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	20	15,485
William Marsh Rice University
3.57%, 05/15/45	10	7,992
3.77%, 05/15/55	5	4,032
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	9,469

		939,274

Computers — 0.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	10	8,213
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	55	47,505
1.65%, 05/11/30 (Call 02/11/30)	35	29,176
1.65%, 02/08/31 (Call 11/08/30)	43	35,214
1.70%, 08/05/31 (Call 05/05/31)	20	16,269

Security	Par (000)	Value

Computers (continued)
2.40%, 08/20/50 (Call 02/20/50)	$10	$6,425
2.45%, 08/04/26 (Call 05/04/26)	45	42,129
2.65%, 05/11/50 (Call 11/11/49)	40	26,635
2.65%, 02/08/51 (Call 08/08/50)	50	33,141
2.80%, 02/08/61 (Call 08/08/60)	25	16,105
2.85%, 08/05/61 (Call 02/05/61)	10	6,470
2.90%, 09/12/27 (Call 06/12/27)	50	46,777
2.95%, 09/11/49 (Call 03/11/49)	15	10,703
3.00%, 11/13/27 (Call 08/13/27)	54	50,675
3.20%, 05/11/27 (Call 02/11/27)	60	56,975
3.25%, 02/23/26 (Call 11/23/25)	75	72,111
3.25%, 08/08/29 (Call 06/08/29)	5	4,650
3.35%, 02/09/27 (Call 11/09/26)	60	57,332
3.35%, 08/08/32 (Call 05/08/32)(a)	30	27,518
3.75%, 11/13/47 (Call 05/13/47)	25	20,788
3.85%, 05/04/43	50	43,267
3.85%, 08/04/46 (Call 02/04/46)	29	24,504
3.95%, 08/08/52 (Call 02/08/52)	10	8,446
4.30%, 05/10/33(a)	25	24,526
4.38%, 05/13/45	30	27,588
4.50%, 02/23/36 (Call 08/23/35)(a)	50	49,949
4.65%, 02/23/46 (Call 08/23/45)	50	47,791
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	35	30,960
2.30%, 09/14/31 (Call 06/14/31)	5	3,883
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	10	6,530
4.90%, 10/01/26 (Call 08/01/26)	10	9,815
5.30%, 10/01/29 (Call 07/01/29)	5	4,936
5.75%, 02/01/33 (Call 11/01/32)(a)	30	29,966
5.85%, 07/15/25 (Call 06/15/25)	15	15,026
6.02%, 06/15/26 (Call 03/15/26)	14	14,142
6.10%, 07/15/27 (Call 05/15/27)	5	5,116
6.20%, 07/15/30 (Call 04/15/30)	10	10,287
8.10%, 07/15/36 (Call 01/15/36)	30	34,459
8.35%, 07/15/46 (Call 01/15/46)	10	12,256
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	10	8,250
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	5	4,465
2.20%, 03/15/31 (Call 12/15/30)	10	7,861
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	10	9,645
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	5	4,561
4.90%, 10/15/25 (Call 07/15/25)	5	4,933
6.20%, 10/15/35 (Call 04/15/35)	15	15,550
6.35%, 10/15/45 (Call 04/15/45)	5	5,120
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	5	4,505
2.20%, 06/17/25 (Call 05/17/25)	5	4,713
2.65%, 06/17/31 (Call 03/17/31)	10	8,070
3.00%, 06/17/27 (Call 04/17/27)	25	22,979
4.75%, 01/15/28 (Call 12/15/27)	20	19,479
5.50%, 01/15/33 (Call 10/15/32)(a)	15	14,560
6.00%, 09/15/41(a)	10	9,847
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	82,400
2.85%, 05/15/40 (Call 11/15/39)	100	71,051
3.30%, 05/15/26	100	95,318
4.00%, 06/20/42	15	12,324
4.40%, 07/27/32 (Call 04/27/32)	5	4,761

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)	$15	$12,533
3.15%, 10/15/31 (Call 07/15/31)	15	11,653
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	50	48,176
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	20	18,730
2.70%, 06/22/30 (Call 03/22/30)	5	4,168
3.30%, 09/29/24 (Call 07/29/24)	45	43,722
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	10	8,253
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,056
3.10%, 02/01/32 (Call 11/01/31)	10	7,449
4.75%, 02/15/26 (Call 11/15/25)	15	14,292

		1,605,682

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	25	22,583
3.70%, 08/01/47 (Call 02/01/47)	10	8,382
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	20	13,856
4.15%, 03/15/47 (Call 09/15/46)	5	4,206
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(d)	30	29,824
5.05%, 03/22/28 (Call 02/22/28)(d)	30	30,075
5.05%, 03/22/53 (Call 09/22/52)(d)	25	24,466
Procter & Gamble Co. (The)
0.55%, 10/29/25	5	4,556
1.00%, 04/23/26	25	22,727
1.20%, 10/29/30	10	7,989
1.90%, 02/01/27	5	4,572
2.45%, 11/03/26	25	23,401
2.80%, 03/25/27	40	37,516
3.00%, 03/25/30	5	4,567
3.60%, 03/25/50	15	12,298
3.95%, 01/26/28	10	9,818
4.10%, 01/26/26	5	4,932
5.55%, 03/05/37	20	21,625
Unilever Capital Corp.
2.00%, 07/28/26	5	4,624
5.90%, 11/15/32	41	44,542

		336,559

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	15	13,744

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	25	22,488
3.30%, 01/30/32 (Call 10/30/31)	175	142,252
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	25	21,138
3.50%, 08/01/25	15	14,313
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	30	26,837
2.88%, 01/15/26 (Call 12/15/25)	55	51,402
3.00%, 02/01/30 (Call 11/01/29)	20	16,808
3.13%, 12/01/30 (Call 09/01/30)	15	12,525
3.25%, 03/01/25 (Call 01/01/25)	45	43,115
3.63%, 12/01/27 (Call 09/01/27)	18	16,535
4.63%, 10/01/28 (Call 07/01/28)	10	9,426
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	25	23,719

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	$5	$4,043
4.75%, 06/09/27 (Call 05/09/27)	35	32,763
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(b)	30	29,949
8.00%, 11/01/31	20	20,763
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	25	22,297
2.55%, 03/04/27 (Call 02/01/27)	5	4,546
3.00%, 10/30/24 (Call 09/29/24)	10	9,709
3.13%, 05/20/26 (Call 04/20/26)	35	33,084
3.30%, 05/03/27 (Call 04/03/27)	35	32,611
3.95%, 08/01/25 (Call 07/01/25)	75	72,784
4.05%, 05/03/29 (Call 03/03/29)	35	33,248
4.05%, 12/03/42	25	21,397
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	20	18,552
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	15	14,414
5.85%, 11/05/27 (Call 10/05/27)	30	30,631
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	50	46,770
3.00%, 04/02/25 (Call 03/02/25)	25	24,036
5.15%, 05/15/33 (Call 02/15/33)	25	24,444
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	5	4,302
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	35	28,594
4.35%, 04/15/30 (Call 01/15/30)	35	32,314
4.70%, 09/20/47 (Call 03/20/47)	10	8,250
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	15	9,722
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(b)	10	7,123
3.20%, 02/05/25 (Call 01/05/25)	10	9,593
3.30%, 10/30/24 (Call 09/30/24)	5	4,857
3.65%, 05/11/27 (Call 04/11/27)	10	9,300
3.75%, 07/28/26 (Call 06/28/26)	33	30,860
3.75%, 03/09/27 (Call 02/09/27)	5	4,653
3.80%, 01/31/28 (Call 12/31/27)	65	59,649
4.20%, 10/29/25 (Call 09/29/25)	40	38,449
4.25%, 04/30/25 (Call 03/31/25)(a)	5	4,847
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	30	28,839
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(b)	30	29,318
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(b)	5	4,754
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(b)	20	18,591
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(b)	5	4,939
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	5	3,932
3.00%, 03/16/32 (Call 12/16/31)	15	12,676
3.65%, 01/12/27 (Call 10/12/26)	25	23,911
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	40	35,692
1.15%, 05/13/26 (Call 04/13/26)	35	31,156
1.65%, 03/11/31 (Call 12/11/30)	15	11,489
1.95%, 12/01/31 (Call 09/01/31)	5	3,837

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 03/20/28 (Call 01/20/28)	$10	$8,614
2.30%, 05/13/31 (Call 02/13/31)	10	8,038
2.45%, 03/03/27 (Call 02/03/27)	10	9,003
2.90%, 03/03/32 (Call 12/03/31)	5	4,126
3.63%, 04/01/25 (Call 01/01/25)	15	14,528
3.85%, 05/21/25 (Call 03/21/25)	15	14,535
4.00%, 02/01/29 (Call 11/01/28)	25	23,510
4.20%, 03/24/25 (Call 02/24/25)(a)	10	9,768
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	5	4,991
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	20	20,030
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	15	9,076
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	16,767
3.00%, 03/15/25 (Call 12/15/24)	45	43,480
4.15%, 06/15/48 (Call 12/15/47)	10	8,792
5.30%, 09/15/43 (Call 03/15/43)	45	45,579
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	47	45,056
3.95%, 11/06/24 (Call 08/06/24)	13	12,656
4.10%, 02/09/27 (Call 11/09/26)	70	64,921
6.70%, 11/29/32 (Call 08/29/32)	5	4,974
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	15	14,089
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	15,673
2.85%, 03/30/25	25	23,980
2.95%, 08/12/51 (Call 02/12/51)	10	6,149
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	25	19,027
2.10%, 06/15/30 (Call 03/15/30)	25	20,601
3.00%, 06/15/50 (Call 12/15/49)	40	26,680
4.00%, 09/15/27 (Call 08/15/27)	10	9,581
4.25%, 09/21/48 (Call 03/21/48)	30	25,267
4.95%, 06/15/52 (Call 12/15/51)	25	23,287
Invesco Finance PLC
3.75%, 01/15/26	5	4,811
5.38%, 11/30/43	10	9,395
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	5	4,898
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	10	7,799
4.15%, 01/23/30	10	9,013
4.85%, 01/15/27	25	24,312
6.25%, 01/15/36	10	10,120
6.50%, 01/20/43	5	4,988
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	15	13,902
3.75%, 02/13/25	40	38,667
4.38%, 03/11/29 (Call 12/11/28)	10	9,386
Legg Mason Inc., 5.63%, 01/15/44	10	9,680
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	5	4,534
3.30%, 03/26/27 (Call 01/26/27)	55	52,318
3.35%, 03/26/30 (Call 12/26/29)	25	22,985
3.85%, 03/26/50 (Call 09/26/49)	17	14,099
3.95%, 02/26/48 (Call 08/26/47)	30	25,476
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	5	3,911
2.50%, 12/21/40 (Call 06/21/40)	10	6,573

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 04/28/50 (Call 10/28/49)	$15	$9,963
3.85%, 06/30/26 (Call 03/30/26)	45	43,304
Nomura Holdings Inc., 3.00%, 01/22/32	50	40,032
ORIX Corp., 3.25%, 12/04/24	60	57,987
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	5	4,877
4.88%, 03/15/27 (Call 09/15/26)	10	9,460
6.63%, 03/15/25 (Call 09/15/24)	10	9,991
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,637
4.65%, 04/01/30 (Call 01/01/30)	15	14,504
4.95%, 07/15/46	10	8,726
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	10	8,697
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	10	7,411
3.70%, 08/04/26 (Call 05/04/26)	35	31,882
4.50%, 07/23/25 (Call 04/23/25)	50	47,694
5.15%, 03/19/29 (Call 12/19/28)	15	13,757
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	25	19,437
1.90%, 04/15/27 (Call 02/15/27)	60	54,380
2.05%, 04/15/30 (Call 01/15/30)	15	12,721
3.65%, 09/15/47 (Call 03/15/47)	20	16,313
4.15%, 12/14/35 (Call 06/14/35)	30	28,302
4.30%, 12/14/45 (Call 06/14/45)	30	27,120
Voya Financial Inc.
3.65%, 06/15/26	5	4,722
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(b)	5	4,037
4.80%, 06/15/46	5	3,958
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	25	22,359
2.75%, 03/15/31 (Call 12/15/30)	10	7,857
2.85%, 01/10/25 (Call 12/10/24)	15	14,373

		2,695,392

Electric — 2.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	20	13,617
3.95%, 06/01/28 (Call 03/01/28)	35	32,877
Series G, 4.15%, 05/01/49 (Call 11/01/48)	10	7,700
Series H, 3.45%, 01/15/50 (Call 07/15/49)	20	13,811
Series I, 2.10%, 07/01/30 (Call 04/01/30)	35	28,368
AEP Transmission Co. LLC, 5.40%, 03/15/53 (Call 09/15/52)	5	4,972
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	40	35,953
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	10	6,475
3.05%, 03/15/32 (Call 12/15/31)	45	38,614
3.75%, 03/01/45 (Call 09/01/44)	25	19,078
Series A, 4.30%, 07/15/48 (Call 01/15/48)	20	16,448
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	5	4,295
2.50%, 09/15/24 (Call 08/15/24)	10	9,647
3.65%, 02/15/26 (Call 11/15/25)	5	4,782
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	20	12,837
3.25%, 03/15/50 (Call 09/15/49)	10	7,023
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	15	12,345
3.25%, 03/01/50 (Call 09/01/49)	15	9,825

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(b)	$5	$4,039
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	10	9,291
7.00%, 04/01/38	5	5,541
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	5	3,885
3.35%, 05/15/50 (Call 11/15/49)	30	20,039
5.55%, 08/01/33	5	5,009
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	20	19,298
3.20%, 04/15/25 (Call 03/15/25)	20	19,148
3.80%, 06/01/29 (Call 03/01/29)	10	9,070
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	5	4,097
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	50	40,986
2.40%, 08/15/26 (Call 05/15/26)	10	9,257
3.75%, 08/15/47 (Call 02/15/47)	25	19,049
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	20	12,391
3.70%, 07/15/30 (Call 04/15/30)	20	18,218
3.80%, 07/15/48 (Call 01/15/48)	10	7,381
4.05%, 04/15/25 (Call 03/15/25)	5	4,893
4.25%, 10/15/50 (Call 04/15/50)	30	23,420
4.45%, 01/15/49 (Call 07/15/48)	20	16,389
4.50%, 02/01/45 (Call 08/01/44)	20	16,827
4.60%, 05/01/53 (Call 11/01/52)	5	4,121
5.95%, 05/15/37	5	5,080
6.13%, 04/01/36	35	36,604
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,199
5.95%, 03/15/28 (Call 02/15/28)	5	5,073
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	5	4,910
5.30%, 04/01/53 (Call 10/01/52)	10	9,911
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	20	18,948
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	5	4,613
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	16	13,767
3.70%, 09/01/49 (Call 03/01/49)	10	7,159
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	15	14,088
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	20	18,649
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(b)	10	7,553
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(b)	10	8,722
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	5	4,719
4.00%, 03/01/48 (Call 09/01/47)	5	4,027
4.00%, 03/01/49 (Call 09/01/48)	20	15,948
4.70%, 01/15/44 (Call 07/15/43)	20	17,724
5.30%, 02/01/53 (Call 08/01/52)	30	29,446
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	19,101
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	10	8,136
5.25%, 01/15/53 (Call 07/15/52)	25	24,418
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	8,308

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	$45	$37,317
3.60%, 06/15/61 (Call 12/15/60)	10	6,910
4.45%, 03/15/44 (Call 09/15/43)	15	12,765
4.50%, 05/15/58 (Call 11/15/57)	15	12,233
6.15%, 11/15/52 (Call 05/15/52)	10	10,722
Series 05-A, 5.30%, 03/01/35	20	19,514
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	15	11,512
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	20	15,821
Series A, 4.13%, 05/15/49 (Call 11/15/48)	20	15,836
Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	4,643
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,571
5.60%, 06/15/42 (Call 12/15/41)	12	11,337
6.25%, 10/01/39	10	10,127
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	15	10,283
3.50%, 08/01/51 (Call 02/01/51)	15	11,082
3.80%, 11/15/28 (Call 08/15/28)	5	4,710
3.95%, 05/15/43 (Call 11/15/42)	10	8,137
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	23	17,397
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)	50	49,226
Series A, 1.45%, 04/15/26 (Call 03/15/26)	35	31,570
Series A, 4.60%, 03/15/49 (Call 09/15/48)	5	4,152
Series C, 3.38%, 04/01/30 (Call 01/01/30)	25	22,057
Series C, 4.90%, 08/01/41 (Call 02/01/41)	10	8,790
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,243
2.95%, 03/01/50 (Call 09/01/49)	25	16,580
3.75%, 08/15/47 (Call 02/15/47)	20	15,263
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	8,098
DTE Energy Co.
4.22%, 11/01/24(e)	25	24,522
4.88%, 06/01/28 (Call 05/01/28)	5	4,892
Series C, 3.40%, 06/15/29 (Call 03/15/29)	15	13,443
Series F, 1.05%, 06/01/25 (Call 05/01/25)	30	27,663
Duke Energy Carolinas LLC
3.55%, 03/15/52 (Call 09/15/51)	15	10,911
4.95%, 01/15/33 (Call 10/15/32)	25	24,609
5.30%, 02/15/40	30	29,272
5.35%, 01/15/53 (Call 07/15/52)	25	24,343
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	5	4,161
3.30%, 06/15/41 (Call 12/15/40)	25	17,926
3.50%, 06/15/51 (Call 12/15/50)	10	6,880
3.75%, 09/01/46 (Call 03/01/46)	50	36,677
4.30%, 03/15/28 (Call 02/15/28)	25	24,067
4.50%, 08/15/32 (Call 05/15/32)	65	60,412
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	47,274
3.80%, 07/15/28 (Call 04/15/28)	44	41,890
6.35%, 09/15/37	30	31,914
Duke Energy Indiana LLC, 2.75%, 04/01/50 (Call 10/01/49)	15	9,159
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	30	27,583
3.70%, 10/15/46 (Call 04/15/46)	10	7,427
4.15%, 12/01/44 (Call 06/01/44)	38	31,061

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International
3.55%, 11/15/24 (Call 10/15/24)	$10	$9,711
4.13%, 03/15/28 (Call 12/15/27)	5	4,676
4.95%, 04/15/25 (Call 03/15/25)	6	5,910
5.75%, 06/15/27 (Call 04/15/27)	25	25,058
El Paso Electric Co., 6.00%, 05/15/35	5	4,942
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	15	11,745
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	4,731
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	9,553
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	15	10,256
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	20	18,166
1.90%, 06/15/28 (Call 04/15/28)	15	12,849
2.40%, 06/15/31 (Call 03/05/31)	15	11,974
2.95%, 09/01/26 (Call 06/01/26)	25	23,222
3.75%, 06/15/50 (Call 12/15/49)	15	10,603
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	40	36,715
4.00%, 03/15/33 (Call 12/15/32)	10	8,976
4.20%, 09/01/48 (Call 03/01/48)	15	12,027
4.20%, 04/01/50 (Call 10/01/49)	10	8,008
4.95%, 01/15/45 (Call 01/15/25)	25	22,003
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	20	15,663
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	55	51,418
3.25%, 09/01/49 (Call 03/01/49)	25	17,090
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	29	23,998
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	20	16,418
2.90%, 03/01/27 (Call 02/01/27)	35	32,229
3.38%, 03/01/32 (Call 12/01/31)	10	8,576
3.45%, 01/15/50 (Call 07/15/49)	10	7,002
Series M, 3.30%, 01/15/28 (Call 10/15/27)	20	18,402
Series R, 1.65%, 08/15/30 (Call 05/15/30)	5	3,930
Series U, 1.40%, 08/15/26 (Call 07/15/26)	5	4,452
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	25	22,954
3.40%, 04/15/26 (Call 01/15/26)	75	71,309
4.05%, 04/15/30 (Call 01/15/30)	50	46,212
4.70%, 04/15/50 (Call 10/15/49)	15	12,726
4.95%, 06/15/35 (Call 12/15/34)	5	4,673
5.10%, 06/15/45 (Call 12/15/44)	10	9,101
5.15%, 03/15/28 (Call 02/15/28)	25	24,835
5.60%, 03/15/53 (Call 09/15/52)	5	4,826
5.63%, 06/15/35	5	4,974
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	15	14,428
2.88%, 12/04/51 (Call 06/04/51)	20	13,083
3.70%, 12/01/47 (Call 06/01/47)	35	27,180
4.13%, 02/01/42 (Call 08/01/41)	35	29,739
4.40%, 05/15/28 (Call 03/15/28)	25	24,457
5.25%, 02/01/41 (Call 08/01/40)	25	24,474
5.69%, 03/01/40	10	10,248
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	35	32,488
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	15	14,298
5.13%, 05/15/52 (Call 11/15/51)	20	18,576
Series A, 3.25%, 03/15/51 (Call 09/15/50)	25	16,976
Series B, 2.65%, 09/15/29 (Call 06/15/29)	5	4,313

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV
5.81%, 03/15/25	$35	$35,070
6.75%, 07/15/36	5	5,446
Indiana Michigan Power Co., 5.63%, 04/01/53 (Call 10/01/52)	5	5,043
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	10	6,318
6.25%, 07/15/39	10	10,285
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	15	13,932
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,805
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	5	3,376
3.65%, 04/15/29 (Call 01/15/29)	20	18,632
4.25%, 07/15/49 (Call 01/15/49)	5	4,112
6.75%, 12/30/31	15	16,451
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	5	4,708
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	10	8,193
2.85%, 01/27/25 (Call 10/27/24)	10	9,656
3.05%, 04/25/27 (Call 01/25/27)	20	18,651
3.45%, 06/15/25	5	4,822
3.70%, 03/15/29 (Call 12/15/28)	15	13,929
4.30%, 03/15/49 (Call 09/15/48)	10	8,122
5.80%, 01/15/33 (Call 07/15/32)	15	15,482
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	15	13,920
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	30	25,149
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	40	35,762
1.90%, 06/15/28 (Call 04/15/28)	45	38,672
2.25%, 06/01/30 (Call 03/01/30)	5	4,113
3.50%, 04/01/29 (Call 01/01/29)	50	45,682
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	25	21,151
4.45%, 06/20/25	15	14,690
4.63%, 07/15/27 (Call 06/15/27)	40	39,000
4.90%, 02/28/28 (Call 01/28/28)	30	29,508
5.00%, 02/28/30 (Call 12/28/29)	5	4,906
5.05%, 02/28/33 (Call 11/28/32)	45	43,533
5.25%, 02/28/53 (Call 08/28/52)	10	9,261
6.05%, 03/01/25	5	5,021
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	5	4,132
2.90%, 03/01/50 (Call 09/01/49)	35	23,029
3.60%, 09/15/47 (Call 03/15/47)	10	7,542
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	25	19,744
Oglethorpe Power Corp.
4.50%, 04/01/47	10	7,967
5.25%, 09/01/50	7	6,259
5.38%, 11/01/40	5	4,520
5.95%, 11/01/39	10	9,856
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	5	4,411
3.80%, 08/15/28 (Call 02/15/28)	5	4,718
4.15%, 04/01/47 (Call 10/01/46)	10	7,946
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	15	9,240
2.95%, 04/01/25 (Call 01/01/25)	20	19,202
3.80%, 09/30/47 (Call 03/30/47)	20	15,614

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.55%, 09/15/32 (Call 06/15/32)	$5	$4,760
4.55%, 12/01/41 (Call 06/01/41)	19	16,964
4.60%, 06/01/52 (Call 12/01/51)	10	8,866
5.75%, 03/15/29 (Call 12/15/28)	30	30,910
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	40	31,195
2.95%, 03/01/26 (Call 12/01/25)	5	4,613
3.15%, 01/01/26	5	4,655
3.30%, 12/01/27 (Call 09/01/27)	5	4,458
3.50%, 08/01/50 (Call 02/01/50)	15	9,447
3.75%, 07/01/28	5	4,493
3.95%, 12/01/47 (Call 06/01/47)	5	3,327
4.45%, 04/15/42 (Call 10/15/41)	20	14,811
4.50%, 07/01/40 (Call 01/01/40)	25	19,286
4.55%, 07/01/30 (Call 01/01/30)	24	21,567
4.60%, 06/15/43 (Call 12/15/42)	5	3,739
4.95%, 06/08/25	5	4,892
4.95%, 07/01/50 (Call 01/01/50)	40	30,954
5.25%, 03/01/52 (Call 09/01/51)	5	3,948
5.90%, 06/15/32 (Call 03/15/32)	20	19,148
6.15%, 01/15/33 (Call 10/15/32)	50	48,689
6.75%, 01/15/53 (Call 07/15/52)	35	34,056
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	25	14,712
3.50%, 06/15/29 (Call 03/15/29)	25	22,629
4.15%, 02/15/50 (Call 08/15/49)	40	29,394
6.00%, 01/15/39	30	29,827
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	75	69,326
PPL Electric Utilities Corp.
4.15%, 06/15/48 (Call 12/15/47)	50	41,206
5.00%, 05/15/33 (Call 02/15/33)	5	4,947
5.25%, 05/15/53 (Call 11/15/52)	25	24,300
Progress Energy Inc., 6.00%, 12/01/39	15	15,083
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	19,452
5.25%, 04/01/53 (Call 10/01/52)	25	23,069
Series 17, 6.25%, 09/01/37	20	20,858
Public Service Co. of Oklahoma, 5.25%, 01/15/33 (Call 10/15/32)	5	4,905
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	10	7,993
3.10%, 03/15/32 (Call 12/15/31)	10	8,673
3.60%, 12/01/47 (Call 06/01/47)	10	7,633
3.65%, 09/01/28 (Call 06/01/28)	70	65,808
4.05%, 05/01/48 (Call 11/01/47)	35	28,791
Public Service Electric and Gas Co., 5.45%, 08/01/53	25	25,362
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	30	27,393
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	20	17,263
4.10%, 06/15/30 (Call 03/15/30)	20	17,872
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	6	4,095
5.45%, 06/01/53	25	24,426
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	10	9,308
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	20	15,827
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	10	7,952
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	25	16,281

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	$30	$27,719
4.00%, 02/01/48 (Call 08/01/47)	25	19,125
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	10	8,096
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	5	4,155
3.65%, 02/01/50 (Call 08/01/49)	25	18,101
4.00%, 04/01/47 (Call 10/01/46)	20	15,481
4.05%, 03/15/42 (Call 09/15/41)	15	11,863
4.65%, 10/01/43 (Call 04/01/43)	35	30,035
5.85%, 11/01/27 (Call 10/01/27)	45	46,084
6.65%, 04/01/29	25	25,938
Series B, 4.88%, 03/01/49 (Call 09/01/48)	15	12,977
Series C, 4.13%, 03/01/48 (Call 09/01/47)	20	15,769
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	9,665
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	55	52,033
4.25%, 07/01/36 (Call 01/01/36)	5	4,356
4.40%, 07/01/46 (Call 01/01/46)	46	37,874
5.15%, 10/06/25	5	4,973
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(b)	10	8,630
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5	4,529
Southern Power Co., 5.15%, 09/15/41	5	4,525
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	25	16,163
5.30%, 04/01/33 (Call 01/01/33)	50	48,947
Series L, 3.85%, 02/01/48 (Call 08/01/47)	20	14,521
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	20	16,302
4.10%, 06/15/42 (Call 12/15/41)	5	4,080
5.00%, 07/15/52 (Call 01/15/52)	5	4,493
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	10	9,636
4.00%, 06/15/50 (Call 12/15/49)	10	7,487
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	35	21,260
3.90%, 04/01/52 (Call 10/01/51)	15	11,769
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	39	22,522
2.95%, 11/15/51 (Call 05/15/51)	50	31,980
4.00%, 01/15/43 (Call 07/15/42)	30	24,350
5.45%, 04/01/53 (Call 10/01/52)	5	4,839
8.88%, 11/15/38	25	32,457
Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	47,603
Series B, 2.95%, 11/15/26 (Call 08/15/26)	25	23,314
Series B, 3.75%, 05/15/27 (Call 04/15/27)	5	4,773
Series C, 4.00%, 11/15/46 (Call 05/15/46)	30	23,050
Series C, 4.63%, 05/15/52 (Call 11/15/51)	5	4,280
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	50	43,032
4.75%, 01/09/26 (Call 12/09/25)	50	49,332
5.00%, 09/27/25 (Call 08/27/25)	10	9,906
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	30	26,829
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	10	6,340
3.30%, 09/01/49 (Call 03/01/49)	20	13,853

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	$65	$60,913
3.40%, 06/01/30 (Call 12/01/29)	45	39,905
4.00%, 06/15/28 (Call 12/15/27)	45	42,639
4.60%, 06/01/32 (Call 12/01/31)	5	4,670

		5,268,191

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	10	8,852
1.95%, 10/15/30 (Call 07/15/30)	20	16,461
2.00%, 12/21/28 (Call 10/21/28)	20	17,378
5.25%, 11/15/39	10	9,988

		52,679

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	15	12,282
2.30%, 03/12/31 (Call 12/12/30)	25	20,455
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	15	14,529
5.41%, 07/01/32 (Call 04/01/32)	5	4,868
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	16,174
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	5	4,012
3.25%, 09/08/24 (Call 07/08/24)	5	4,862
4.00%, 04/01/25 (Call 01/01/25)	20	19,421
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	15	14,206
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	30	28,647
4.88%, 06/15/29 (Call 03/15/29)	10	9,551
4.88%, 05/12/30 (Call 02/12/30)	10	9,572
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	40	37,602
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,849
1.75%, 09/01/31 (Call 06/01/31)	5	3,971
1.95%, 06/01/30 (Call 03/01/30)	5	4,159
2.50%, 11/01/26 (Call 08/01/26)	10	9,332
2.80%, 06/01/50 (Call 12/01/49)	9	6,411
3.81%, 11/21/47 (Call 05/21/47)	40	32,506
4.85%, 11/01/24	10	9,950
4.95%, 02/15/28 (Call 01/15/28)	10	10,099
5.70%, 03/15/36	10	10,479
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,174
3.35%, 03/01/26 (Call 12/01/25)	15	14,298
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	15	12,521
4.25%, 05/15/27 (Call 04/15/27)	15	14,338
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	8,757
4.60%, 04/06/27 (Call 01/06/27)	10	9,778
Legrand France SA, 8.50%, 02/15/25	10	10,416
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	10	8,816
2.38%, 08/09/28 (Call 06/09/28)	10	8,302
2.65%, 08/09/31 (Call 05/09/31)	10	7,701
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	39,368
4.90%, 06/15/28 (Call 03/15/28)	5	4,861

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA
4.50%, 02/13/26	$5	$4,916
7.13%, 10/01/37	10	11,372
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	10	8,990
2.40%, 04/01/28 (Call 02/01/28)	10	8,443
2.95%, 04/01/31 (Call 01/01/31)	5	3,962

		476,950

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	25	24,720

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	65	62,891
3.76%, 03/15/27 (Call 02/15/27)	45	42,182
4.05%, 03/15/29 (Call 01/15/29)	10	9,194
4.28%, 03/15/32 (Call 12/15/31)	45	39,705
5.05%, 03/15/42 (Call 09/15/41)	25	20,563
5.14%, 03/15/52	50	39,833
5.39%, 03/15/62	40	31,699

		246,067

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,083
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	30,945
2.30%, 03/01/30 (Call 12/01/29)	5	4,233
3.05%, 03/01/50 (Call 09/01/49)	15	10,222
3.20%, 03/15/25 (Call 12/15/24)	15	14,497
Waste Connections Inc.
3.20%, 06/01/32 (Call 03/01/32)	25	21,453
4.20%, 01/15/33 (Call 10/15/32)	5	4,617
4.25%, 12/01/28 (Call 09/01/28)	35	33,641
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	10	7,788
2.00%, 06/01/29 (Call 04/01/29)	5	4,236
2.50%, 11/15/50 (Call 05/15/50)	15	9,169
2.95%, 06/01/41 (Call 12/01/40)	15	10,813
4.15%, 04/15/32 (Call 01/15/32)	30	28,113
4.63%, 02/15/30 (Call 12/15/29)	5	4,887

		188,697

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,031
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	8,329
3.13%, 04/24/50 (Call 10/24/49)	5	3,273
3.30%, 03/19/25 (Call 12/19/24)	10	9,641
3.95%, 03/15/25 (Call 01/15/25)	85	82,794
4.15%, 03/15/28 (Call 12/15/27)	50	47,606
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	25	21,233
4.60%, 11/01/25 (Call 09/01/25)	5	4,894
4.85%, 11/01/28 (Call 08/01/28)	35	34,054
5.40%, 11/01/48 (Call 05/01/48)	25	22,668
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	10	8,095
3.50%, 10/01/26 (Call 07/01/26)	5	4,697

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	$25	$16,781
3.20%, 02/10/27 (Call 11/10/26)	25	23,497
4.95%, 03/29/33 (Call 12/29/32)	40	38,975
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	60	55,704
3.13%, 11/15/49 (Call 05/15/49)	10	7,105
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	10	8,566
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32	35	27,280
5.50%, 01/15/30	15	14,499
6.50%, 12/01/52	20	19,017
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	20	15,861
3.50%, 03/15/25	27	26,164
4.25%, 03/15/35	30	26,849
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,187
3.25%, 04/01/26	15	14,273
4.30%, 05/15/28 (Call 02/15/28)	45	43,263
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	5	4,713
3.75%, 04/01/30 (Call 01/01/30)	5	4,577
3.88%, 05/15/27 (Call 02/15/27)	5	4,776
4.25%, 03/01/31 (Call 12/01/30)	20	18,719
4.38%, 06/01/46 (Call 12/01/45)	20	16,542
4.88%, 10/01/49 (Call 04/01/49)	15	13,259
5.00%, 06/04/42	20	18,203
5.20%, 07/15/45 (Call 01/15/45)	20	18,392
5.50%, 06/01/50 (Call 12/01/49)	10	9,649
6.75%, 03/15/32	20	21,743
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	7,764
2.65%, 10/15/26 (Call 07/15/26)	25	23,120
3.50%, 02/01/26 (Call 11/01/25)	5	4,775
4.45%, 02/01/47 (Call 08/01/46)	25	20,813
4.50%, 01/15/29 (Call 10/15/28)	20	19,331
5.15%, 08/01/43 (Call 02/01/43)	15	13,501
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,000
4.95%, 04/15/33	5	4,835
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	20	18,706
1.88%, 10/15/32 (Call 07/15/32)(a)	20	15,436
2.63%, 09/04/50 (Call 03/04/50)	15	9,369
2.75%, 04/13/30 (Call 01/13/30)	5	4,318
3.00%, 03/17/32 (Call 12/17/31)	10	8,542
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,446
3.30%, 07/15/26 (Call 04/15/26)	15	14,232
4.85%, 10/01/45 (Call 04/01/45)	15	12,878
5.95%, 04/01/30 (Call 01/01/30)	20	20,694
6.60%, 04/01/40 (Call 10/01/39)	10	10,595
6.60%, 04/01/50 (Call 10/01/49)	20	21,969
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	23,490
4.00%, 03/01/26 (Call 01/01/26)	15	14,497
4.35%, 03/01/29 (Call 12/01/28)	10	9,462
5.10%, 09/28/48 (Call 03/28/48)	45	38,995

Security	Par (000)	Value

Food (continued)
Walmart Inc., 3.90%, 09/09/25	$10	$9,786

		1,084,463

Forest Products & Paper — 0.1%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	25	20,356
5.00%, 09/15/35 (Call 03/15/35)	15	14,448
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	40	34,124
3.13%, 01/15/32 (Call 10/15/31)	5	3,948
3.75%, 01/15/31 (Call 10/15/30)	15	12,713

		85,589

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	7,800
4.13%, 03/15/49 (Call 09/15/48)	34	27,651
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	5	3,973
4.10%, 09/01/47 (Call 03/01/47)	10	7,883
4.40%, 07/01/32 (Call 04/01/32)	10	9,337
5.40%, 03/01/33 (Call 12/01/32)	10	10,002
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	5	4,943
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	40	36,658
1.70%, 02/15/31 (Call 11/15/30)	20	15,454
2.95%, 09/01/29 (Call 06/01/29)	5	4,400
3.95%, 03/30/48 (Call 09/30/47)	15	11,455
4.38%, 05/15/47 (Call 11/15/46)	5	4,096
4.80%, 02/15/44 (Call 08/15/43)	15	13,083
5.00%, 06/15/52 (Call 12/15/51)	10	8,849
5.25%, 02/15/43 (Call 08/15/42)	25	23,222
5.65%, 02/01/45 (Call 08/01/44)	5	4,782
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,191
4.66%, 02/01/44 (Call 08/01/43)	5	4,317
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43 (Call 02/01/43)	50	43,132
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,574
5.13%, 11/15/40	5	4,706
5.75%, 06/01/53 (Call 12/01/52)	5	4,947
6.35%, 11/15/52 (Call 05/15/52)	5	5,367
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	45	38,288
Southern Co. Gas Capital Corp.
4.40%, 05/30/47 (Call 11/30/46)	5	4,029
5.88%, 03/15/41 (Call 09/15/40)	15	14,781
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	30	23,345
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	15	12,127
5.45%, 03/23/28 (Call 02/23/28)	40	39,873
5.80%, 12/01/27 (Call 11/01/27)	10	10,100
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	10	6,742
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	5	3,572
Series K, 3.80%, 09/15/46 (Call 03/15/46)	5	3,689

		428,368

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(d)	5	4,949
6.30%, 02/15/30 (Call 12/15/29)(d)	5	4,972

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
6.40%, 04/15/33 (Call 01/15/33)(d)	$20	$19,778
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	10	7,060
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	11	9,112
2.75%, 11/15/50 (Call 05/15/50)	25	14,550
4.25%, 11/15/28 (Call 08/15/28)	35	33,256
6.00%, 03/06/28 (Call 02/06/28)	50	51,066

		144,743

Health Care - Products — 0.4%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	10	9,691
4.75%, 11/30/36 (Call 05/30/36)	20	19,838
4.75%, 04/15/43 (Call 10/15/42)	5	4,788
4.90%, 11/30/46 (Call 05/30/46)	20	19,481
5.30%, 05/27/40	30	30,788
6.00%, 04/01/39	5	5,514
6.15%, 11/30/37	20	22,175
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	25	19,262
1.92%, 02/01/27 (Call 01/01/27)	25	22,238
2.60%, 08/15/26 (Call 05/15/26)	50	46,166
3.13%, 12/01/51 (Call 06/01/51)(a)	15	9,539
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	38	35,754
2.65%, 06/01/30 (Call 03/01/30)	35	30,014
4.70%, 03/01/49 (Call 09/01/48)	12	10,749
Danaher Corp.
2.80%, 12/10/51 (Call 06/10/51)	15	9,872
4.38%, 09/15/45 (Call 03/15/45)	15	13,235
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	15	12,866
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	60	57,705
3.40%, 11/15/49 (Call 05/15/49)	20	14,923
GE HealthCare Technologies Inc.
5.60%, 11/15/25	100	100,007
5.86%, 03/15/30	5	5,080
HCA Inc., 4.38%, 03/15/42	21	16,829
Koninklijke Philips NV
5.00%, 03/15/42	5	4,435
6.88%, 03/11/38	5	5,407
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	5	4,831
Medtronic Inc.
4.38%, 03/15/35	20	18,916
4.63%, 03/15/45	25	23,431
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	20	17,779
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	20	13,304
3.38%, 11/01/25 (Call 08/01/25)	30	28,782
4.38%, 05/15/44 (Call 11/15/43)	20	17,157
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	5	4,027
2.60%, 10/01/29 (Call 07/01/29)	42	36,830
2.80%, 10/15/41 (Call 04/15/41)	10	7,199
4.10%, 08/15/47 (Call 02/15/47)	15	12,875
4.80%, 11/21/27 (Call 10/21/27)	5	5,006
4.95%, 08/10/26 (Call 07/10/26)	25	24,901

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)	$55	$52,123

		793,517

Health Care - Services — 1.0%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	15	13,044
3.63%, 03/01/49 (Call 09/01/48)	5	3,516
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	15	12,731
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	5	3,743
4.50%, 05/15/42 (Call 11/15/41)	10	8,346
4.75%, 03/15/44 (Call 09/15/43)	5	4,299
6.63%, 06/15/36	15	16,093
6.75%, 12/15/37	5	5,447
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	5	3,130
Ascension Health
4.85%, 11/15/53	5	4,635
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	18,951
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	15	9,577
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	5	3,571
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	5	3,376
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	12,831
2.50%, 03/01/31 (Call 12/01/30)	25	19,934
2.63%, 08/01/31 (Call 05/01/31)	20	15,899
3.00%, 10/15/30 (Call 07/15/30)	30	24,968
3.38%, 02/15/30 (Call 02/15/25)	10	8,552
4.25%, 12/15/27 (Call 09/18/23)	10	9,349
4.63%, 12/15/29 (Call 12/15/24)	35	32,183
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,349
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	10	6,345
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	35,642
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	5	3,625
Dignity Health, 5.27%, 11/01/64	15	13,540
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	10	9,079
2.25%, 05/15/30 (Call 02/15/30)	5	4,175
3.13%, 05/15/50 (Call 11/15/49)	20	13,493
3.60%, 03/15/51 (Call 09/15/50)	20	14,661
3.65%, 12/01/27 (Call 09/01/27)	40	37,699
4.38%, 12/01/47 (Call 06/01/47)	5	4,218
4.55%, 03/01/48 (Call 09/01/47)	15	12,906
4.75%, 02/15/33 (Call 11/15/32)	35	33,873
5.13%, 02/15/53 (Call 08/15/52)	10	9,363
5.35%, 10/15/25 (Call 09/15/25)	10	9,982
5.50%, 10/15/32 (Call 07/15/32)	20	20,373
6.10%, 10/15/52 (Call 04/15/52)	15	15,897
6.38%, 06/15/37	5	5,285
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	10	8,382
4.50%, 07/01/57 (Call 01/01/57)	10	8,566
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	5	4,367

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 07/15/51 (Call 01/15/51)	$30	$19,982
4.50%, 02/15/27 (Call 08/15/26)	10	9,665
4.63%, 03/15/52 (Call 09/15/51)	25	20,052
5.13%, 06/15/39 (Call 12/15/38)	20	18,105
5.25%, 06/15/26 (Call 12/15/25)	5	4,938
5.25%, 06/15/49 (Call 12/15/48)	25	21,815
5.38%, 09/01/26 (Call 03/01/26)	5	4,963
5.50%, 06/01/33 (Call 03/01/33)	25	24,595
5.50%, 06/15/47 (Call 12/15/46)	5	4,544
5.88%, 02/15/26 (Call 08/15/25)	5	5,007
5.90%, 06/01/53 (Call 12/01/52)	25	23,965
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	5	3,868
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	20	17,597
2.15%, 02/03/32 (Call 11/03/31)	10	7,837
3.13%, 08/15/29 (Call 05/15/29)	10	8,890
3.95%, 03/15/27 (Call 12/15/26)	10	9,601
3.95%, 08/15/49 (Call 02/15/49)	20	15,503
4.80%, 03/15/47 (Call 09/15/46)	15	13,254
4.88%, 04/01/30 (Call 01/01/30)	5	4,847
4.95%, 10/01/44 (Call 04/01/44)	25	22,227
5.88%, 03/01/33 (Call 12/01/32)	5	5,172
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	5	4,057
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	5	4,169
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	5	3,645
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	10	8,522
4.88%, 04/01/42	15	14,111
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	22	15,615
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	60	53,987
3.25%, 09/01/24 (Call 07/01/24)	45	43,830
3.60%, 02/01/25 (Call 11/01/24)	15	14,548
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	19,628
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,096
Series 2016, 4.13%, 11/15/52	15	12,643
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	5	3,139
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	10	6,892
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	15	11,744
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	10	9,054
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,675
3.98%, 11/01/46 (Call 11/01/45)	15	11,439
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	5	3,151
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	10	7,499
3.17%, 11/01/51 (Call 05/01/51)	5	3,466
3.32%, 11/01/61 (Call 05/01/61)	10	6,681

Security	Par (000)	Value

Health Care - Services (continued)
Ochsner LSU Health System of North Louisiana, Series
2021, 2.51%, 05/15/31 (Call 11/15/30)	$5	$3,611
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,109
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,077
4.09%, 10/01/48 (Call 04/01/48)	5	4,051
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	5	4,255
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	10	7,847
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	10	6,630
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	5	4,728
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,841
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,722
Series I, 3.74%, 10/01/47	5	3,626
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,485
2.95%, 06/30/30 (Call 03/30/30)	15	12,997
3.45%, 06/01/26 (Call 03/01/26)	20	19,093
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	5	3,369
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	5	3,944
Sutter Health, Series 20A, 3.36%, 08/15/50 (Call 02/15/50) .	50	34,946
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	5	4,836
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,678
UnitedHealth Group Inc.
2.00%, 05/15/30	5	4,171
2.30%, 05/15/31 (Call 02/15/31)	15	12,523
2.90%, 05/15/50 (Call 11/15/49)	20	13,292
3.10%, 03/15/26	30	28,657
3.13%, 05/15/60 (Call 11/15/59)	10	6,578
3.25%, 05/15/51 (Call 11/15/50)	20	14,183
3.50%, 08/15/39 (Call 02/15/39)	20	16,342
3.70%, 08/15/49 (Call 02/15/49)	20	15,477
3.75%, 10/15/47 (Call 04/15/47)	10	7,880
3.88%, 12/15/28	5	4,775
3.88%, 08/15/59 (Call 02/15/59)	25	19,253
4.20%, 05/15/32 (Call 02/15/32)	30	28,330
4.20%, 01/15/47 (Call 07/15/46)	5	4,232
4.25%, 01/15/29 (Call 12/15/28)	10	9,692
4.38%, 03/15/42 (Call 09/15/41)	20	17,734
4.50%, 04/15/33 (Call 01/15/33)	45	43,335
4.63%, 07/15/35	30	28,996
4.75%, 07/15/45	39	36,254
4.75%, 05/15/52 (Call 11/15/51)	20	18,217
5.05%, 04/15/53 (Call 10/15/52)	5	4,772
5.20%, 04/15/63 (Call 10/15/62)	5	4,784
5.25%, 02/15/28 (Call 01/15/28)	10	10,194
5.35%, 02/15/33 (Call 11/15/32)	35	35,903
5.88%, 02/15/53 (Call 08/15/52)	65	69,432
5.95%, 02/15/41 (Call 08/15/40)	15	15,749
6.05%, 02/15/63 (Call 08/15/62)	10	10,878
6.50%, 06/15/37	5	5,603
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	10	8,882
2.65%, 10/15/30 (Call 07/15/30)	20	16,089
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	5	3,349

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	$5	$4,268
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	5,720

		1,718,402

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	8,795
2.88%, 06/15/27 (Call 05/15/27)(a)	20	17,610
2.88%, 06/15/28 (Call 04/15/28)	30	25,346
3.25%, 07/15/25 (Call 06/15/25)	30	28,126
3.88%, 01/15/26 (Call 12/15/25)	20	18,713
4.25%, 03/01/25 (Call 01/01/25)	10	9,621
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26 (Call 09/13/26)	5	4,324
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	15	12,905
2.70%, 01/15/25 (Call 11/15/24)	30	28,377
3.25%, 03/15/27 (Call 02/15/27)	20	17,425
4.00%, 01/15/29 (Call 11/15/28)	5	4,291
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,489
2.85%, 09/30/28 (Call 07/30/28)	5	4,129
3.63%, 01/15/26 (Call 12/15/25)	10	9,266
Blue Owl Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	15	12,439
3.40%, 07/15/26 (Call 06/15/26)	10	9,003
3.75%, 07/22/25 (Call 06/22/25)	10	9,373
4.00%, 03/30/25 (Call 02/28/25)	5	4,757
4.25%, 01/15/26 (Call 12/15/25)	20	18,757
Blue Owl Credit Income Corp., 4.70%, 02/08/27 (Call 01/08/27)	20	18,317
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	5	4,316
3.13%, 10/12/28 (Call 08/12/28)	25	20,433
3.25%, 07/15/27 (Call 06/15/27)	20	17,353
3.40%, 01/15/26 (Call 12/15/25)	10	9,172
4.13%, 02/01/25 (Call 01/01/25)(a)	10	9,614
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	25	24,168
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5	4,223
2.50%, 08/24/26 (Call 07/24/26)	10	8,789
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	23,799
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	5	4,292
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)(a)	5	3,938
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	5	4,422
3.88%, 11/01/24 (Call 10/01/24)	10	9,694

		414,276

Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(a)	15	12,876
2.50%, 10/15/24 (Call 09/15/24)	15	14,464
2.60%, 10/15/25 (Call 09/15/25)	25	23,479
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	40	39,271
4.75%, 11/29/27 (Call 05/29/27)	10	9,691
5.25%, 06/01/26 (Call 12/01/25)	5	4,975

Security	Par (000)	Value

Home Builders (continued)
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	$5	$3,876
3.85%, 01/15/30 (Call 07/15/29)	5	4,345
3.97%, 08/06/61 (Call 02/06/61)	5	2,914
6.00%, 01/15/43 (Call 10/15/42)	15	13,122
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	30	29,564
5.50%, 03/01/26 (Call 12/01/25)	20	19,963
6.38%, 05/15/33	5	5,203
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	5	4,459
4.35%, 02/15/28 (Call 11/15/27)	10	9,383
4.88%, 11/15/25 (Call 08/15/25)	20	19,570
4.88%, 03/15/27 (Call 12/15/26)	5	4,858

		222,013

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	10	9,735
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	40	36,876
Whirlpool Corp.
4.60%, 05/15/50 (Call 11/15/49)	10	8,187
4.70%, 05/14/32 (Call 02/14/32)	5	4,728
4.75%, 02/26/29 (Call 11/26/28)	10	9,729

		69,255

Household Products & Wares — 0.1%
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	28,434
3.10%, 10/01/27 (Call 07/01/27)	25	23,115
3.90%, 05/15/28 (Call 02/15/28)	5	4,747
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,635
2.88%, 02/07/50 (Call 08/07/49)	15	10,377
3.10%, 03/26/30 (Call 12/26/29)	10	9,022
3.20%, 04/25/29 (Call 01/25/29)	15	13,904
3.20%, 07/30/46 (Call 01/30/46)	10	7,277
4.50%, 02/16/33 (Call 11/16/32)	5	4,901
6.63%, 08/01/37	10	11,492

		121,904

Insurance — 1.1%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	4,665
3.60%, 04/01/30 (Call 01/01/30)	25	22,761
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	35	32,323
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	5	4,511
4.20%, 12/15/46 (Call 06/15/46)	25	19,750
4.50%, 06/15/43	15	12,595
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	5	4,733
3.88%, 01/15/35 (Call 07/15/34)	10	8,640
4.20%, 04/01/28 (Call 01/01/28)	10	9,556
4.38%, 06/30/50 (Call 12/30/49)	5	4,137
4.50%, 07/16/44 (Call 01/16/44)	10	8,484
4.75%, 04/01/48 (Call 10/01/47)	45	39,589
4.80%, 07/10/45 (Call 01/10/45)	20	17,655
5.13%, 03/27/33 (Call 12/27/32)	5	4,826
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	15	14,226
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	34	31,632

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	$45	$35,561
2.90%, 08/23/51 (Call 02/23/51)	10	6,348
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	15	10,815
7.35%, 05/01/34	5	5,578
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	6,907
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	5	4,319
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,496
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	15	10,405
4.13%, 01/12/28 (Call 10/12/27)	24	22,417
6.65%, 02/01/33 (Call 11/01/32)	20	20,543
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	5	4,537
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,377
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	10	8,032
2.50%, 01/15/51 (Call 07/15/50)	45	28,050
2.85%, 10/15/50 (Call 04/15/50)	10	6,709
2.88%, 03/15/32 (Call 12/15/31)	25	21,839
3.85%, 03/15/52 (Call 09/15/51)	5	3,972
4.20%, 08/15/48 (Call 02/15/48)	20	17,404
4.25%, 01/15/49 (Call 07/15/48)	10	8,802
4.30%, 05/15/43	5	4,476
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	10	9,584
4.50%, 02/11/43	5	4,685
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	25	24,143
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	20	15,979
4.20%, 09/15/24 (Call 06/15/24)	25	24,559
4.50%, 03/15/29 (Call 12/15/28)	10	9,409
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	20	12,958
3.15%, 03/15/25	5	4,838
3.35%, 05/03/26 (Call 02/03/26)	27	25,866
4.35%, 11/03/45 (Call 05/03/45)	25	21,843
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	20	18,609
4.50%, 03/01/26 (Call 12/01/25)	25	24,352
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	15	14,699
5.25%, 05/30/29 (Call 02/28/29)	10	9,538
Corebridge Financial Inc.
3.65%, 04/05/27	15	14,102
3.90%, 04/05/32	15	13,105
4.35%, 04/05/42	10	7,921
4.40%, 04/05/52	10	7,724
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(b)	10	7,918
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(b)	5	4,369
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	5	3,894
4.95%, 06/01/29 (Call 03/01/29)	10	9,359

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
5.00%, 04/20/48 (Call 10/20/47)	$15	$12,633
5.59%, 01/11/33 (Call 10/11/32)	5	4,900
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	50	31,874
4.87%, 06/01/44	5	4,359
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	13,782
4.85%, 04/17/28 (Call 01/17/28)	20	19,256
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	7,953
3.40%, 06/15/30 (Call 03/15/30)	10	8,688
4.50%, 08/15/28 (Call 05/15/28)	20	18,798
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	10	7,665
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	10	9,485
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	30	29,124
Hartford Financial Services Group Inc. (The), 2.90%, 09/15/51 (Call 03/15/51)	25	15,910
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	5	3,922
4.00%, 11/23/51 (Call 05/23/51)	5	3,329
5.67%, 06/08/32 (Call 03/08/32)(a)	5	4,774
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	15	11,514
3.80%, 02/23/32 (Call 11/23/31)	25	20,215
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	10	9,363
3.80%, 03/01/28 (Call 12/01/27)(a)	65	59,604
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	10	9,630
Manulife Financial Corp., 4.15%, 03/04/26	51	49,561
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	25	22,386
3.45%, 05/07/52 (Call 11/07/51)(a)	15	10,147
3.50%, 11/01/27 (Call 08/01/27)	10	9,333
5.00%, 04/05/46	5	4,341
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	20	16,510
3.50%, 03/10/25 (Call 12/10/24)	15	14,568
4.38%, 03/15/29 (Call 12/15/28)	40	38,712
4.90%, 03/15/49 (Call 09/15/48)	20	18,366
5.75%, 11/01/32 (Call 08/01/32)	10	10,374
MetLife Inc.
4.05%, 03/01/45	25	20,437
4.13%, 08/13/42	25	20,718
4.55%, 03/23/30 (Call 12/23/29)	5	4,860
4.88%, 11/13/43	30	27,354
5.00%, 07/15/52 (Call 01/15/52)	5	4,549
5.25%, 01/15/54 (Call 07/15/53)	10	9,468
5.70%, 06/15/35	5	5,118
6.40%, 12/15/66 (Call 12/15/31)	35	34,845
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	20	19,007
4.88%, 10/01/24 (Call 09/01/24)	23	22,681
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	20	18,109
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	5	4,111
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	5	4,078
3.70%, 05/15/29 (Call 02/15/29)	10	9,165

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 05/15/43	$10	$8,015
5.38%, 03/15/33 (Call 12/15/32)	5	4,950
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	5	4,807
4.20%, 03/15/48 (Call 09/15/47)	25	20,949
6.25%, 12/01/32	30	32,196
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	5	4,189
3.70%, 03/13/51 (Call 09/13/50)	45	33,538
3.88%, 03/27/28 (Call 12/27/27)	50	47,673
3.91%, 12/07/47 (Call 06/07/47)	10	7,768
3.94%, 12/07/49 (Call 06/07/49)	35	26,882
4.35%, 02/25/50 (Call 08/25/49)	10	8,318
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	25	22,339
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,208
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	55	52,373
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	15	13,971
3.70%, 04/01/25 (Call 01/01/25)	5	4,842
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	5	4,479
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	5	3,769
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,788
3.05%, 06/08/51 (Call 12/08/50)	15	10,343
4.05%, 03/07/48 (Call 09/07/47)	10	8,286
4.60%, 08/01/43	15	13,481
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	10,976
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,292
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	15	11,400
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	25	21,667
4.65%, 06/15/27 (Call 05/15/27)	5	4,844

		1,905,043

Internet — 0.7%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	5	2,885
3.40%, 12/06/27 (Call 09/06/27)	200	185,792
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	55	44,056
1.90%, 08/15/40 (Call 02/15/40)	40	26,824
2.05%, 08/15/50 (Call 02/15/50)(a)	50	29,917
2.25%, 08/15/60 (Call 02/15/60)(a)	25	14,580
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	40	37,140
1.00%, 05/12/26 (Call 04/12/26)	55	49,692
1.50%, 06/03/30 (Call 03/03/30)	10	8,124
2.50%, 06/03/50 (Call 12/03/49)	25	15,916
2.70%, 06/03/60 (Call 12/03/59)	25	15,384
3.10%, 05/12/51 (Call 11/12/50)	55	39,241
3.15%, 08/22/27 (Call 05/22/27)	33	31,034
3.25%, 05/12/61 (Call 11/12/60)	10	6,936
3.30%, 04/13/27 (Call 03/13/27)	10	9,518
3.80%, 12/05/24 (Call 09/05/24)	5	4,910
3.88%, 08/22/37 (Call 02/22/37)	55	49,598
3.95%, 04/13/52 (Call 10/13/51)	20	16,680
4.05%, 08/22/47 (Call 02/22/47)	35	30,224

Security	Par (000)	Value

Internet (continued)
4.25%, 08/22/57 (Call 02/22/57)	$50	$43,248
4.60%, 12/01/25	10	9,930
4.65%, 12/01/29 (Call 10/01/29)	20	19,924
4.70%, 11/29/24	15	14,898
4.70%, 12/01/32 (Call 09/01/32)	40	39,732
4.80%, 12/05/34 (Call 06/05/34)	20	20,070
4.95%, 12/05/44 (Call 06/05/44)	30	29,575
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	15	14,414
3.65%, 03/15/25 (Call 12/15/24)	10	9,754
4.63%, 04/13/30 (Call 01/13/30)(a)	15	14,664
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	25	22,534
1.90%, 03/11/25 (Call 02/11/25)	25	23,679
2.70%, 03/11/30 (Call 12/11/29)	20	17,047
3.60%, 06/05/27 (Call 03/05/27)	25	23,592
3.65%, 05/10/51 (Call 11/10/50)	15	10,697
4.00%, 07/15/42 (Call 01/15/42)	20	15,644
5.95%, 11/22/27 (Call 10/22/27)(a)	25	25,614
6.30%, 11/22/32 (Call 08/22/32)(a)	5	5,269
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	35	30,473
4.63%, 08/01/27 (Call 05/01/27)	10	9,693
5.00%, 02/15/26 (Call 11/15/25)	10	9,877
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	15	14,290
3.85%, 08/15/32 (Call 05/15/32)	35	32,117
4.45%, 08/15/52 (Call 02/15/52)	35	29,668
4.65%, 08/15/62 (Call 02/15/62)	20	16,993
4.80%, 05/15/30	5	4,975
4.95%, 05/15/33	20	19,886
5.60%, 05/15/53 (Call 11/15/52)	10	10,034
5.75%, 05/15/63	10	10,085
Netflix Inc.
4.88%, 04/15/28	5	4,928
6.38%, 05/15/29	10	10,525
VeriSign Inc.
4.75%, 07/15/27 (Call 10/02/23)	35	34,091
5.25%, 04/01/25 (Call 01/01/25)	5	4,961

		1,221,332

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	5	5,121
6.80%, 11/29/32 (Call 08/29/32)	40	41,149
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	10	9,407
2.98%, 12/15/55 (Call 06/15/55)	13	7,918
3.13%, 04/01/32 (Call 01/01/32)	20	17,032
3.85%, 04/01/52 (Call 09/01/51)	5	3,780
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	21,782
3.45%, 04/15/30 (Call 01/15/30)	5	4,438
5.00%, 12/15/26 (Call 10/02/23)	30	29,360
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	27	23,660

		163,647

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	$10	$7,666
4.40%, 09/15/32 (Call 06/15/32)	5	4,292

		11,958

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	10	8,578
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 09/18/23)	20	19,138
4.38%, 09/15/28 (Call 06/15/28)	20	18,864
4.85%, 03/15/26 (Call 12/15/25)	15	14,697
5.38%, 04/23/25 (Call 03/23/25)	15	14,870
5.75%, 04/23/30 (Call 01/23/30)	5	5,005
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	15	14,461
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5	5,008
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	40	37,882
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	25	21,234
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,152
Series R, 3.13%, 06/15/26 (Call 03/15/26)	20	18,786
Series X, 4.00%, 04/15/28 (Call 01/15/28)	15	14,089

		196,764

Machinery — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	5	4,529
2.40%, 08/09/26	15	13,964
3.65%, 08/12/25	5	4,854
4.35%, 05/15/26	5	4,920
4.80%, 01/06/26	25	24,877
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	50	37,704
3.80%, 08/15/42	10	8,476
6.05%, 08/15/36	28	30,696
CNH Industrial Capital LLC, 1.45%, 07/15/26 (Call 06/15/26)	5	4,473
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	25	23,604
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	15	13,160
7.13%, 03/03/31	10	11,579
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	23,796
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	10	7,934
John Deere Capital Corp.
1.05%, 06/17/26	5	4,493
1.45%, 01/15/31	25	19,808
1.50%, 03/06/28	45	38,901
1.75%, 03/09/27	15	13,473
2.00%, 06/17/31	15	12,241
2.25%, 09/14/26	45	41,661
2.80%, 07/18/29	10	9,018
3.45%, 03/07/29	25	23,274
3.90%, 06/07/32	5	4,658
4.05%, 09/08/25	15	14,698
4.15%, 09/15/27	10	9,757
4.35%, 09/15/32	10	9,697
4.95%, 06/06/25	10	9,956
5.05%, 03/03/26	10	10,006
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	45	38,470

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	$10	$7,945
2.88%, 03/01/25 (Call 12/01/24)	25	24,136
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	30	28,616
3.45%, 11/15/26 (Call 08/15/26)	15	14,119
4.95%, 09/15/28 (Call 06/15/28)	15	14,466
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	40	35,102

		599,061

Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	10	9,204
2.38%, 08/26/29 (Call 05/26/29)	25	21,485
3.00%, 08/07/25(a)	15	14,389
3.05%, 04/15/30 (Call 01/15/30)	5	4,463
3.25%, 08/26/49 (Call 02/26/49)(a)	30	20,762
3.38%, 03/01/29 (Call 12/01/28)(a)	5	4,577
3.63%, 10/15/47 (Call 04/15/47)	10	7,470
3.70%, 04/15/50 (Call 10/15/49)	10	7,663
4.00%, 09/14/48 (Call 03/14/48)(a)	20	16,221
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	15	11,805
3.75%, 12/01/27 (Call 09/01/27)	25	23,586
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,287
4.15%, 03/15/33 (Call 12/15/32)	30	28,243
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	90	84,290
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,231
4.10%, 03/01/47 (Call 09/01/46)	20	16,475
4.20%, 11/21/34 (Call 05/21/34)	10	9,052
4.50%, 09/15/29 (Call 07/15/29)	5	4,833
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	10	9,347
5.90%, 07/15/32 (Call 04/15/32)	5	5,058
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	40	34,878
2.75%, 04/01/31 (Call 01/01/31)	15	12,505
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	17	13,958
4.00%, 03/15/26 (Call 12/15/25)	25	24,119

		408,901

Media — 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5	4,148
2.30%, 02/01/32 (Call 11/01/31)	10	7,539
2.80%, 04/01/31 (Call 01/01/31)	10	8,051
3.50%, 06/01/41 (Call 12/01/40)	35	23,124
3.70%, 04/01/51 (Call 10/01/50)	30	18,588
3.75%, 02/15/28 (Call 11/15/27)	10	9,142
3.85%, 04/01/61 (Call 10/01/60)	40	23,877
3.90%, 06/01/52 (Call 12/01/51)	20	12,766
4.20%, 03/15/28 (Call 12/15/27)	25	23,275
4.40%, 12/01/61 (Call 06/01/61)	25	16,454
4.80%, 03/01/50 (Call 09/01/49)	10	7,380
4.91%, 07/23/25 (Call 04/23/25)	15	14,732
5.05%, 03/30/29 (Call 12/30/28)	5	4,756
5.13%, 07/01/49 (Call 01/01/49)	25	19,226

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 04/01/53 (Call 10/01/52)	$50	$39,522
5.38%, 05/01/47 (Call 11/01/46)	15	11,966
6.38%, 10/23/35 (Call 04/23/35)	35	33,935
6.48%, 10/23/45 (Call 04/23/45)	50	45,905
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	7,820
1.95%, 01/15/31 (Call 10/15/30)	20	16,170
2.35%, 01/15/27 (Call 10/15/26)	10	9,169
2.45%, 08/15/52 (Call 02/15/52)	20	11,711
2.65%, 02/01/30 (Call 11/01/29)	45	39,111
2.80%, 01/15/51 (Call 07/15/50)	10	6,317
2.89%, 11/01/51 (Call 05/01/51)	45	28,755
2.94%, 11/01/56 (Call 05/01/56)	60	37,281
2.99%, 11/01/63 (Call 05/01/63)	111	66,953
3.15%, 03/01/26 (Call 12/01/25)	40	38,199
3.25%, 11/01/39 (Call 05/01/39)	25	19,251
3.30%, 04/01/27 (Call 02/01/27)	25	23,584
3.40%, 04/01/30 (Call 01/01/30)	20	18,209
3.40%, 07/15/46 (Call 01/15/46)	5	3,653
3.45%, 02/01/50 (Call 08/01/49)	10	7,294
3.75%, 04/01/40 (Call 10/01/39)	20	16,448
3.90%, 03/01/38 (Call 09/01/37)	50	42,552
3.95%, 10/15/25 (Call 08/15/25)	5	4,869
3.97%, 11/01/47 (Call 05/01/47)	10	8,015
4.15%, 10/15/28 (Call 07/15/28)	5	4,819
4.20%, 08/15/34 (Call 02/15/34)	45	41,110
4.25%, 10/15/30 (Call 07/15/30)	20	19,022
4.25%, 01/15/33	40	37,545
4.65%, 07/15/42	20	17,942
4.75%, 03/01/44	20	17,985
5.35%, 11/15/27 (Call 10/15/27)	10	10,140
5.35%, 05/15/53	30	29,351
5.50%, 11/15/32 (Call 08/15/32)	5	5,126
5.50%, 05/15/64	5	4,872
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	30	28,868
3.63%, 05/15/30 (Call 02/15/30)	10	8,777
3.95%, 06/15/25 (Call 03/15/25)	34	32,886
4.00%, 09/15/55 (Call 03/15/55)	25	16,289
4.65%, 05/15/50 (Call 11/15/49)	45	33,612
5.20%, 09/20/47 (Call 03/20/47)	20	16,183
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	10	9,221
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	35	33,738
5.58%, 01/25/49 (Call 07/25/48)	15	13,361
Grupo Televisa SAB
6.63%, 01/15/40	20	20,431
8.50%, 03/11/32	10	11,621
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	10	9,011
3.70%, 06/01/28 (Call 03/01/28)	5	4,476
4.20%, 05/19/32 (Call 02/19/32)(a)	10	8,319
4.38%, 03/15/43	15	10,333
4.60%, 01/15/45 (Call 07/15/44)	10	6,931
4.90%, 08/15/44 (Call 02/15/44)	5	3,564
4.95%, 05/19/50 (Call 11/19/49)(a)	5	3,654
5.25%, 04/01/44 (Call 10/01/43)	10	7,489
5.85%, 09/01/43 (Call 03/01/43)	20	16,545
5.90%, 10/15/40 (Call 04/15/40)	5	4,182

Security	Par (000)	Value

Media (continued)
6.88%, 04/30/36	$20	$19,256
Thomson Reuters Corp.
5.50%, 08/15/35	9	8,800
5.85%, 04/15/40	10	9,776
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,557
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5	3,654
5.50%, 09/01/41 (Call 03/01/41)	15	12,300
5.88%, 11/15/40 (Call 05/15/40)	20	17,333
6.55%, 05/01/37	30	28,468
6.75%, 06/15/39	20	19,297
7.30%, 07/01/38	10	10,106
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	50	45,792
Series E, 4.13%, 12/01/41	2	1,701
Walt Disney Co. (The)
1.75%, 01/13/26	60	55,516
2.20%, 01/13/28	20	18,005
2.65%, 01/13/31	10	8,562
2.75%, 09/01/49 (Call 03/01/49)	55	35,291
3.35%, 03/24/25(a)	20	19,412
3.60%, 01/13/51 (Call 07/13/50)	40	30,008
3.70%, 10/15/25 (Call 07/15/25)	40	38,826
3.80%, 05/13/60 (Call 11/13/59)	40	30,150
4.70%, 03/23/50 (Call 09/23/49)(a)	25	22,734
5.40%, 10/01/43	15	14,924
6.40%, 12/15/35	10	10,960
6.65%, 11/15/37	40	45,049

		1,728,627

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	10	9,685
4.38%, 06/15/45 (Call 12/15/44)	5	4,331

		14,016

Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	5	4,972
5.75%, 05/01/43	10	9,987
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	15	15,242
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	15	13,108
4.75%, 02/28/28 (Call 01/28/28)	5	4,953
5.00%, 09/30/43	30	29,010
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 10/02/23)	10	9,292
4.25%, 03/01/30 (Call 03/01/25)	25	22,705
4.38%, 08/01/28 (Call 10/02/23)	20	18,578
4.55%, 11/14/24 (Call 08/14/24)	15	14,749
4.63%, 08/01/30 (Call 08/01/25)	10	9,238
5.25%, 09/01/29 (Call 09/01/24)	10	9,693
5.40%, 11/14/34 (Call 05/14/34)	5	4,735
5.45%, 03/15/43 (Call 09/15/42)	10	8,961
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	4,818
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	85	69,057
2.80%, 10/01/29 (Call 07/01/29)	5	4,314
4.88%, 03/15/42 (Call 09/15/41)	5	4,495
Rio Tinto Alcan Inc.
5.75%, 06/01/35	20	20,247

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.13%, 12/15/33	$30	$31,711
7.25%, 03/15/31	10	11,246
Rio Tinto Finance USA PLC, 5.13%, 03/09/53 (Call 09/09/52)	25	24,152
Southern Copper Corp.
5.25%, 11/08/42	5	4,604
5.88%, 04/23/45	15	14,715
6.75%, 04/16/40	45	48,848
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(a)	10	7,885

		421,315

Multi-National — 0.1%
African Development Bank, 4.38%, 03/14/28	10	9,976
Asian Development Bank
3.75%, 04/25/28	10	9,724
4.00%, 01/12/33	50	48,958
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27(a)	5	4,851
European Investment Bank, 3.88%, 03/15/28	50	48,949
International Bank for Reconstruction & Development, 3.50%, 07/12/28	5	4,810

		127,268

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 10/02/23)	20	17,434
3.28%, 12/01/28 (Call 10/01/28)	5	4,383
3.57%, 12/01/31 (Call 09/01/31)	15	12,691
4.13%, 05/01/25 (Call 10/02/23)	10	9,680
4.25%, 04/01/28 (Call 10/02/23)	20	18,488
5.50%, 12/01/24 (Call 06/01/24)	15	14,907

		77,583

Oil & Gas — 1.3%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	25	22,809
5.10%, 09/01/40 (Call 03/01/40)	10	8,342
5.35%, 07/01/49 (Call 01/01/49)	10	8,038
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	5	4,055
2.72%, 01/12/32 (Call 10/12/31)	15	12,555
2.77%, 11/10/50 (Call 05/10/50)	50	31,532
2.94%, 06/04/51 (Call 12/04/50)	45	29,416
3.00%, 02/24/50 (Call 08/24/49)	20	13,316
3.02%, 01/16/27 (Call 10/16/26)	35	32,842
3.06%, 06/17/41 (Call 12/17/40)	40	29,281
3.12%, 05/04/26 (Call 02/04/26)	5	4,754
3.54%, 04/06/27 (Call 02/06/27)	10	9,539
3.59%, 04/14/27 (Call 01/14/27)	5	4,763
3.63%, 04/06/30 (Call 01/06/30)	25	23,082
3.80%, 09/21/25 (Call 07/21/25)	10	9,735
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	25	23,541
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	15	14,054
2.95%, 07/15/30 (Call 04/15/30)	9	7,681
3.90%, 02/01/25 (Call 11/01/24)	25	24,305
4.95%, 06/01/47 (Call 12/01/46)	40	34,727
5.85%, 02/01/35	15	14,586
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	10	8,043
3.75%, 02/15/52 (Call 08/15/51)	10	7,013
5.25%, 06/15/37 (Call 12/15/36)	5	4,579

Security	Par (000)	Value

Oil & Gas (continued)
5.40%, 06/15/47 (Call 12/15/46)	$5	$4,493
6.75%, 11/15/39	10	10,373
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	10	9,064
2.24%, 05/11/30 (Call 02/11/30)	25	21,423
3.08%, 05/11/50 (Call 11/11/49)	35	24,860
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	9	8,248
ConocoPhillips Co.
2.40%, 03/07/25 (Call 09/11/23)	5	4,793
3.76%, 03/15/42 (Call 09/15/41)	20	16,204
3.80%, 03/15/52 (Call 09/15/51)	20	15,416
4.03%, 03/15/62 (Call 09/15/61)	30	22,963
5.30%, 05/15/53	25	24,424
5.90%, 10/15/32	25	26,730
6.95%, 04/15/29	10	10,998
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	10	7,668
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	10	9,500
4.38%, 03/15/29 (Call 12/15/28)	15	14,108
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	75	70,125
5.00%, 06/15/45 (Call 12/15/44)	10	8,563
5.25%, 10/15/27 (Call 09/11/23)	60	59,414
5.60%, 07/15/41 (Call 01/15/41)	10	9,277
5.85%, 12/15/25 (Call 09/15/25)	5	5,023
5.88%, 06/15/28 (Call 09/11/23)	35	35,031
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	10	8,593
3.25%, 12/01/26 (Call 10/01/26)	5	4,702
3.50%, 12/01/29 (Call 09/01/29)	10	9,046
4.40%, 03/24/51 (Call 09/24/50)	5	3,884
6.25%, 03/15/33 (Call 12/15/32)	15	15,503
6.25%, 03/15/53 (Call 09/15/52)	5	4,984
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	15	14,508
4.38%, 04/15/30 (Call 01/15/30)	10	9,720
4.95%, 04/15/50 (Call 10/15/49)	15	14,192
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	5	4,677
5.00%, 01/15/29 (Call 07/15/28)	5	4,750
5.70%, 04/01/28 (Call 03/01/28)	15	14,955
6.13%, 02/01/25 (Call 01/01/25)	9	8,983
7.00%, 02/01/30 (Call 11/01/29)	15	15,734
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	50	46,357
2.38%, 05/22/30 (Call 02/22/30)	10	8,585
3.13%, 04/06/30 (Call 01/06/30)(a)	55	49,882
3.25%, 11/18/49 (Call 05/18/49)	20	14,175
3.70%, 04/06/50 (Call 10/06/49)	5	3,866
4.80%, 11/08/43	10	9,217
5.10%, 08/17/40	10	9,787
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	25	22,048
2.61%, 10/15/30 (Call 07/15/30)	10	8,664
2.71%, 03/06/25 (Call 12/06/24)	70	67,519
2.99%, 03/19/25 (Call 02/19/25)	50	48,411
3.04%, 03/01/26 (Call 12/01/25)	10	9,554
3.10%, 08/16/49 (Call 02/16/49)	20	14,039
3.45%, 04/15/51 (Call 10/15/50)	21	15,619

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.48%, 03/19/30 (Call 12/19/29)	$30	$27,754
4.11%, 03/01/46 (Call 09/01/45)	15	12,736
4.23%, 03/19/40 (Call 09/19/39)	25	22,341
4.33%, 03/19/50 (Call 09/19/49)	20	17,313
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	10	8,127
Hess Corp.
5.60%, 02/15/41	20	18,827
7.30%, 08/15/31	20	21,807
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	5	4,486
5.88%, 04/01/26 (Call 01/01/26)	35	35,136
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	15	14,302
6.60%, 10/01/37	5	5,033
6.80%, 03/15/32	10	10,424
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	63,874
4.75%, 09/15/44 (Call 03/15/44)	5	4,163
5.13%, 12/15/26 (Call 09/15/26)	10	9,954
6.50%, 03/01/41 (Call 09/01/40)	15	15,319
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	25	19,210
6.20%, 03/15/40	10	9,861
6.45%, 09/15/36	5	5,114
6.60%, 03/15/46 (Call 09/15/45)	10	10,281
6.63%, 09/01/30 (Call 03/01/30)	50	51,603
7.50%, 05/01/31	5	5,414
Ovintiv Inc.
6.50%, 08/15/34	15	15,203
6.50%, 02/01/38	15	14,756
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	18,150
2.15%, 12/15/30 (Call 09/15/30)	11	8,911
3.30%, 03/15/52 (Call 09/15/51)	25	16,704
3.85%, 04/09/25 (Call 03/09/25)	40	38,928
5.30%, 06/30/33 (Call 03/30/33)	40	39,581
5.88%, 05/01/42	25	25,512
Phillips 66 Co.
3.61%, 02/15/25	5	4,859
4.95%, 12/01/27 (Call 11/01/27)	45	44,509
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	5	4,345
2.50%, 09/12/26	5	4,650
2.75%, 04/06/30 (Call 01/06/30)	5	4,406
2.88%, 05/10/26	50	47,415
3.13%, 11/07/49 (Call 05/07/49)	40	27,824
3.25%, 05/11/25	10	9,684
3.25%, 04/06/50 (Call 10/06/49)	10	7,101
3.75%, 09/12/46	30	23,543
3.88%, 11/13/28 (Call 08/13/28)	48	46,032
4.13%, 05/11/35	35	31,926
4.55%, 08/12/43	35	31,443
6.38%, 12/15/38	10	10,999
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	25	18,724
6.50%, 06/15/38	15	15,336
Tosco Corp., 8.13%, 02/15/30	25	28,839
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5	4,809
2.83%, 01/10/30 (Call 10/10/29)	5	4,439

Security	Par (000)	Value

Oil & Gas (continued)
3.13%, 05/29/50 (Call 11/29/49)	$50	$34,594
3.45%, 02/19/29 (Call 11/19/28)	5	4,650
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,305
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,262
2.80%, 12/01/31 (Call 09/01/31)	5	4,103
3.65%, 12/01/51 (Call 06/01/51)	35	23,874
6.63%, 06/15/37	10	10,639

		2,319,374

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,183
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	30	27,127
4.08%, 12/15/47 (Call 06/15/47)	25	19,880
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	40	34,902
4.85%, 11/15/35 (Call 05/15/35)	20	18,737
5.00%, 11/15/45 (Call 05/15/45)	35	31,536
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	8,960

		155,325

Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	20	16,298
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	5	4,258
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	45	40,907
1.65%, 01/15/27 (Call 12/15/26)	10	8,673
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,730
3.05%, 10/01/51 (Call 04/01/51)	35	22,325
3.40%, 12/15/27 (Call 09/15/27)	10	9,318
Sonoco Products Co.
1.80%, 02/01/25 (Call 09/11/23)	10	9,423
2.25%, 02/01/27 (Call 01/01/27)	20	17,879
2.85%, 02/01/32 (Call 11/01/31)	15	12,294
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	10	8,097
3.90%, 06/01/28 (Call 03/01/28)	25	23,203
4.00%, 03/15/28 (Call 12/15/27)	5	4,665
4.65%, 03/15/26 (Call 01/15/26)	5	4,864
4.90%, 03/15/29 (Call 12/15/28)	75	72,213

		263,147

Pharmaceuticals — 2.0%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	10	9,357
3.20%, 05/14/26 (Call 02/14/26)	55	52,291
3.20%, 11/21/29 (Call 08/21/29)	5	4,507
3.60%, 05/14/25 (Call 02/14/25)	40	38,789
3.80%, 03/15/25 (Call 12/15/24)	5	4,868
4.05%, 11/21/39 (Call 05/21/39)	45	38,583
4.25%, 11/14/28 (Call 08/14/28)	10	9,679
4.25%, 11/21/49 (Call 05/21/49)	85	71,568
4.30%, 05/14/36 (Call 11/14/35)	10	9,170
4.40%, 11/06/42	25	21,826
4.45%, 05/14/46 (Call 11/14/45)	20	17,299
4.50%, 05/14/35 (Call 11/14/34)	30	28,220
4.55%, 03/15/35 (Call 09/15/34)	10	9,451
4.70%, 05/14/45 (Call 11/14/44)	25	22,443
4.75%, 03/15/45 (Call 09/15/44)	15	13,457

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.85%, 06/15/44 (Call 12/15/43)	$10	$9,134
4.88%, 11/14/48 (Call 05/14/48)	20	18,440
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	5	4,161
4.88%, 03/03/33 (Call 12/03/32)	5	5,002
4.90%, 03/03/30 (Call 01/03/30)	5	4,973
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5	4,478
1.38%, 08/06/30 (Call 05/06/30)	20	15,896
3.00%, 05/28/51 (Call 11/28/50)	10	7,054
3.13%, 06/12/27 (Call 03/12/27)	5	4,684
4.00%, 01/17/29 (Call 10/17/28)	10	9,589
4.38%, 11/16/45	10	8,886
4.38%, 08/17/48 (Call 02/17/48)	15	13,416
6.45%, 09/15/37	35	39,358
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	50	40,206
3.70%, 06/06/27 (Call 03/06/27)	20	18,971
3.79%, 05/20/50 (Call 11/20/49)	10	7,731
4.67%, 06/06/47 (Call 12/06/46)	15	13,259
4.69%, 02/13/28 (Call 01/13/28)	5	4,912
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	35	21,401
2.95%, 03/15/32 (Call 12/15/31)	5	4,330
3.20%, 06/15/26 (Call 04/15/26)	5	4,765
3.55%, 03/15/42 (Call 09/15/41)	30	23,814
3.70%, 03/15/52 (Call 09/15/51)	35	26,907
3.90%, 02/20/28 (Call 11/20/27)	25	23,990
3.90%, 03/15/62 (Call 09/15/61)	15	11,367
4.13%, 06/15/39 (Call 12/15/38)	15	13,241
4.25%, 10/26/49 (Call 04/26/49)	30	25,320
4.35%, 11/15/47 (Call 05/15/47)	25	21,546
4.63%, 05/15/44 (Call 11/15/43)	20	18,113
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	5	4,828
4.50%, 11/15/44 (Call 05/15/44)	10	8,002
4.90%, 09/15/45 (Call 03/15/45)	20	16,748
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	20	16,811
3.25%, 03/01/25 (Call 12/01/24)	35	33,866
4.30%, 12/15/47 (Call 06/15/47)	10	8,319
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	40	32,900
3.40%, 03/01/27 (Call 12/01/26)	5	4,698
3.40%, 03/15/50 (Call 09/15/49)	40	27,942
3.40%, 03/15/51 (Call 09/15/50)	50	34,880
4.13%, 11/15/25 (Call 09/15/25)	5	4,868
4.38%, 10/15/28 (Call 07/15/28)	70	67,353
4.50%, 02/25/26 (Call 11/27/25)	5	4,899
4.80%, 07/15/46 (Call 01/16/46)	15	13,281
4.90%, 12/15/48 (Call 06/15/48)	20	17,790
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	43,033
2.70%, 08/21/40 (Call 02/21/40)	30	20,069
2.88%, 06/01/26 (Call 03/01/26)	50	46,823
3.00%, 08/15/26 (Call 06/15/26)	30	28,089
3.25%, 08/15/29 (Call 05/15/29)	5	4,465
3.75%, 04/01/30 (Call 01/01/30)	15	13,642
3.88%, 07/20/25 (Call 04/20/25)	50	48,498
4.10%, 03/25/25 (Call 01/25/25)	35	34,271

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 04/01/40 (Call 10/01/39)	$20	$16,268
4.30%, 03/25/28 (Call 12/25/27)	45	43,249
4.78%, 03/25/38 (Call 09/25/37)	45	40,330
4.88%, 07/20/35 (Call 01/20/35)	20	18,609
5.05%, 03/25/48 (Call 09/25/47)	80	70,248
5.13%, 02/21/30 (Call 12/21/29)	5	4,922
5.13%, 07/20/45 (Call 01/20/45)	40	35,615
5.25%, 01/30/31 (Call 11/30/30)	50	49,355
5.25%, 02/21/33 (Call 11/21/32)	5	4,889
5.63%, 02/21/53 (Call 08/21/52)	25	23,666
5.88%, 06/01/53 (Call 12/01/52)	20	19,519
6.00%, 06/01/63 (Call 12/01/62)	5	4,895
6.25%, 06/01/27	25	25,725
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	24,636
4.15%, 03/15/59 (Call 09/15/58)	15	12,739
4.70%, 02/27/33 (Call 11/27/32)	5	4,988
4.95%, 02/27/63 (Call 08/27/62)	25	24,414
5.50%, 03/15/27	25	25,756
5.55%, 03/15/37	15	15,887
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,749
3.88%, 05/15/28	5	4,825
6.38%, 05/15/38	35	39,838
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	10	9,303
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	15	12,161
2.45%, 03/01/26 (Call 12/01/25)	45	42,474
2.45%, 09/01/60 (Call 03/01/60)	20	12,276
2.90%, 01/15/28 (Call 10/15/27)	30	28,109
2.95%, 03/03/27 (Call 12/03/26)	10	9,466
3.40%, 01/15/38 (Call 07/15/37)	25	21,210
3.50%, 01/15/48 (Call 07/15/47)	15	12,195
3.55%, 03/01/36 (Call 09/01/35)	20	17,652
3.63%, 03/03/37 (Call 09/03/36)	20	17,705
3.70%, 03/01/46 (Call 09/01/45)	30	24,911
4.38%, 12/05/33 (Call 06/05/33)	10	9,870
5.85%, 07/15/38	10	10,949
5.95%, 08/15/37	15	16,600
6.95%, 09/01/29	5	5,717
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	55	49,268
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	5	4,868
4.60%, 06/01/44 (Call 12/01/43)	10	8,884
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	25	22,631
1.45%, 06/24/30 (Call 03/24/30)	10	8,062
1.70%, 06/10/27 (Call 05/10/27)	5	4,482
1.90%, 12/10/28 (Call 10/10/28)	10	8,685
2.15%, 12/10/31 (Call 09/10/31)	25	20,433
2.35%, 06/24/40 (Call 12/24/39)	25	17,459
2.45%, 06/24/50 (Call 12/24/49)	30	18,641
2.75%, 12/10/51 (Call 06/10/51)	30	19,633
3.40%, 03/07/29 (Call 12/07/28)	25	23,271
3.70%, 02/10/45 (Call 08/10/44)	25	20,391
4.00%, 03/07/49 (Call 09/07/48)	15	12,673
4.50%, 05/17/33 (Call 02/17/33)	25	24,350
5.00%, 05/17/53 (Call 11/17/52)	45	43,905
6.50%, 12/01/33	35	39,244

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.55%, 09/15/37	$5	$5,612
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,333
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	7,781
5.40%, 11/29/43 (Call 05/29/43)	10	8,327
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	10	9,125
2.20%, 08/14/30 (Call 05/14/30)	5	4,260
2.75%, 08/14/50 (Call 02/14/50)	10	6,855
3.00%, 11/20/25 (Call 08/20/25)	50	47,813
3.10%, 05/17/27 (Call 02/17/27)	30	28,357
4.00%, 11/20/45 (Call 05/20/45)	23	19,779
4.40%, 05/06/44	25	23,116
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	5	4,638
1.75%, 08/18/31 (Call 05/18/31)	50	40,219
2.55%, 05/28/40 (Call 11/28/39)	25	17,865
2.63%, 04/01/30 (Call 01/01/30)	25	21,955
2.70%, 05/28/50 (Call 11/28/49)	40	27,068
2.75%, 06/03/26	25	23,581
3.45%, 03/15/29 (Call 12/15/28)	15	14,062
3.60%, 09/15/28 (Call 06/15/28)(a)	40	38,086
4.00%, 03/15/49 (Call 09/15/48)	25	21,442
4.10%, 09/15/38 (Call 03/15/38)	10	8,959
4.13%, 12/15/46	20	17,289
7.20%, 03/15/39	40	48,309
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	25	24,592
4.45%, 05/19/28 (Call 04/19/28)	25	24,519
4.65%, 05/19/30 (Call 03/19/30)	25	24,607
4.75%, 05/19/33 (Call 02/19/33)	50	49,198
5.11%, 05/19/43 (Call 11/19/42)	15	14,600
5.30%, 05/19/53 (Call 11/19/52)	110	110,025
5.34%, 05/19/63	10	9,848
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5	4,822
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	131	122,949
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	10	9,910
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	25	23,616
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5	4,630
2.30%, 06/22/27 (Call 04/22/27)	25	21,863
2.70%, 06/22/30 (Call 03/22/30)	5	4,058
3.85%, 06/22/40 (Call 12/22/39)	10	6,995
4.00%, 06/22/50 (Call 12/22/49)	15	9,927
Wyeth LLC, 5.95%, 04/01/37	50	53,507
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	50	46,496
3.00%, 05/15/50 (Call 11/15/49)	20	13,602
3.95%, 09/12/47 (Call 03/12/47)	5	3,996
4.70%, 02/01/43 (Call 08/01/42)	15	13,560
5.60%, 11/16/32 (Call 08/16/32)	45	46,407

		3,544,685

Pipelines — 1.4%
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	5	4,207
4.95%, 12/15/24 (Call 09/15/24)	111	109,398
5.95%, 06/01/26 (Call 03/01/26)	30	30,047

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	$25	$19,354
3.70%, 11/15/29 (Call 05/18/29)	10	9,089
5.13%, 06/30/27 (Call 01/01/27)	20	19,793
5.88%, 03/31/25 (Call 10/02/24)	35	34,892
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	20	16,499
4.00%, 03/01/31 (Call 03/01/26)	10	8,818
4.50%, 10/01/29 (Call 10/01/24)	10	9,232
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	5	4,632
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	16,678
5.38%, 07/15/25 (Call 04/15/25)	30	29,731
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	35	31,373
2.50%, 02/14/25	10	9,553
3.13%, 11/15/29 (Call 08/15/29)	10	8,834
3.40%, 08/01/51 (Call 02/01/51)	5	3,359
4.25%, 12/01/26 (Call 09/01/26)	5	4,826
5.70%, 03/08/33 (Call 12/08/32)(a)	10	10,005
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	10	9,506
3.75%, 05/15/30 (Call 02/15/30)	45	40,219
3.90%, 07/15/26 (Call 04/15/26)	5	4,776
4.40%, 03/15/27 (Call 12/15/26)	5	4,792
4.75%, 01/15/26 (Call 10/15/25)	5	4,897
4.95%, 05/15/28 (Call 02/15/28)	20	19,434
4.95%, 06/15/28 (Call 03/15/28)	5	4,842
5.00%, 05/15/50 (Call 11/15/49)	15	12,344
5.15%, 03/15/45 (Call 09/15/44)	10	8,418
5.25%, 04/15/29 (Call 01/15/29)	30	29,297
5.30%, 04/15/47 (Call 10/15/46)	25	21,195
5.35%, 05/15/45 (Call 11/15/44)	10	8,545
5.40%, 10/01/47 (Call 04/01/47)	20	17,224
5.50%, 06/01/27 (Call 03/01/27)	40	39,772
5.75%, 02/15/33 (Call 11/15/32)	5	4,966
5.95%, 12/01/25 (Call 09/01/25)	10	10,017
6.00%, 06/15/48 (Call 12/15/47)	20	18,471
6.13%, 12/15/45 (Call 06/15/45)	15	14,074
6.25%, 04/15/49 (Call 10/15/48)	30	28,676
6.63%, 10/15/36	10	10,227
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	30	26,011
3.13%, 07/31/29 (Call 04/30/29)	10	8,957
3.30%, 02/15/53 (Call 08/15/52)	5	3,421
3.70%, 02/15/26 (Call 11/15/25)	15	14,470
3.95%, 01/31/60 (Call 07/31/59)	15	11,092
4.20%, 01/31/50 (Call 07/31/49)	5	4,002
4.25%, 02/15/48 (Call 08/15/47)	20	16,293
4.45%, 02/15/43 (Call 08/15/42)	15	12,746
4.80%, 02/01/49 (Call 08/01/48)	15	13,180
4.85%, 08/15/42 (Call 02/15/42)	10	8,975
4.85%, 03/15/44 (Call 09/15/43)	20	17,849
4.90%, 05/15/46 (Call 11/15/45)	20	17,737
5.10%, 02/15/45 (Call 08/15/44)	10	9,168
5.35%, 01/31/33 (Call 10/31/32)	55	55,272
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	15	12,466
6.45%, 09/01/40	5	5,312

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (Call 09/01/42)	$20	$16,936
6.95%, 01/15/38	15	16,051
7.75%, 03/15/32	10	11,058
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	15	10,092
4.30%, 06/01/25 (Call 03/01/25)	15	14,664
4.30%, 03/01/28 (Call 12/01/27)	5	4,765
4.80%, 02/01/33 (Call 11/01/32)	25	23,302
5.05%, 02/15/46 (Call 08/15/45)	20	16,839
5.20%, 03/01/48 (Call 09/01/47)	10	8,615
5.45%, 08/01/52 (Call 02/01/52)(a)	15	13,398
5.55%, 06/01/45 (Call 12/01/44)	25	22,616
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(a)	20	17,454
4.20%, 10/03/47 (Call 04/03/47)	10	7,368
5.00%, 03/01/26 (Call 12/01/25)	10	9,881
5.15%, 10/15/43 (Call 04/15/43)	20	16,944
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5	4,554
4.00%, 03/15/28 (Call 12/15/27)	25	23,469
4.13%, 03/01/27 (Call 12/01/26)	45	43,112
4.25%, 12/01/27 (Call 09/01/27)	25	23,798
4.50%, 04/15/38 (Call 10/15/37)	30	25,415
4.70%, 04/15/48 (Call 10/15/47)	30	24,088
4.80%, 02/15/29 (Call 11/15/28)	35	33,710
4.88%, 12/01/24 (Call 09/01/24)	25	24,681
4.88%, 06/01/25 (Call 03/01/25)	20	19,687
4.90%, 04/15/58 (Call 10/15/57)	5	3,978
4.95%, 09/01/32 (Call 06/01/32)	15	14,141
4.95%, 03/14/52 (Call 09/14/51)	25	20,593
5.00%, 03/01/33 (Call 12/01/32)	5	4,719
5.50%, 02/15/49 (Call 08/15/48)	10	8,906
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	20	17,168
4.35%, 03/15/29 (Call 12/15/28)	10	9,354
4.45%, 09/01/49 (Call 03/01/49)	25	18,748
4.55%, 07/15/28 (Call 04/15/28)	5	4,768
4.90%, 03/15/25 (Call 12/15/24)	10	9,842
5.20%, 07/15/48 (Call 01/15/48)	25	21,381
6.10%, 11/15/32 (Call 08/15/32)	25	25,377
6.35%, 01/15/31 (Call 10/15/30)	50	51,326
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	15	14,483
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	8,803
3.60%, 11/01/24 (Call 08/01/24)	10	9,738
4.50%, 12/15/26 (Call 09/15/26)	5	4,836
4.65%, 10/15/25 (Call 07/15/25)	10	9,748
4.90%, 02/15/45 (Call 08/15/44)	15	11,991
6.65%, 01/15/37	10	10,149
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	50	47,380
4.50%, 05/15/30 (Call 11/15/29)	5	4,706
5.00%, 03/15/27 (Call 09/15/26)	45	44,238
5.63%, 03/01/25 (Call 12/01/24)	35	34,901
5.88%, 06/30/26 (Call 12/31/25)	35	35,161
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	9,416
4.50%, 03/15/45 (Call 09/15/44)	5	4,019
5.95%, 09/25/43 (Call 03/25/43)	45	43,098

Security	Par (000)	Value

Pipelines (continued)
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	$15	$12,998
4.95%, 04/15/52 (Call 10/15/51)	20	16,232
5.00%, 01/15/28 (Call 10/02/23)	10	9,637
5.20%, 07/01/27 (Call 06/01/27)	10	9,901
6.13%, 03/15/33 (Call 12/15/32)	5	5,084
6.25%, 07/01/52 (Call 01/01/52)	15	14,413
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	15	14,163
4.38%, 03/13/25 (Call 12/13/24)	20	19,498
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	26,047
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	22,915
4.25%, 05/15/28 (Call 02/15/28)	15	14,283
4.63%, 03/01/34 (Call 12/01/33)	5	4,523
4.88%, 05/15/48 (Call 11/15/47)	15	12,746
5.00%, 10/16/43 (Call 04/16/43)	25	21,652
5.10%, 03/15/49 (Call 09/15/48)(a)	10	8,777
6.20%, 10/15/37	50	50,699
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	17,648
4.00%, 03/15/28 (Call 12/15/27)	25	23,601
7.85%, 02/01/26 (Call 11/01/25)	10	10,450
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	5	4,710
5.30%, 03/01/48 (Call 09/01/47)	25	20,462
5.50%, 08/15/48 (Call 02/15/48)	5	4,149
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	24,609
3.50%, 11/15/30 (Call 08/15/30)	5	4,427
3.75%, 06/15/27 (Call 03/15/27)	10	9,416
3.90%, 01/15/25 (Call 10/15/24)	40	39,011
4.00%, 09/15/25 (Call 06/15/25)	5	4,841
4.65%, 08/15/32 (Call 05/15/32)	20	18,788
5.10%, 09/15/45 (Call 03/15/45)	15	13,206
5.30%, 08/15/52 (Call 02/15/52)	5	4,506
5.40%, 03/02/26	50	49,925
5.40%, 03/04/44 (Call 09/04/43)	10	9,017
5.65%, 03/15/33 (Call 12/15/32)	5	5,018
5.75%, 06/24/44 (Call 12/24/43)	10	9,491
6.30%, 04/15/40	15	15,382

		2,416,653

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	10	8,021
4.88%, 03/01/26 (Call 12/01/25)	20	19,559
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	5	3,745

		31,325

Real Estate Investment Trusts — 1.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	20	16,784
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,368
2.00%, 05/18/32 (Call 02/18/32)	10	7,575
3.00%, 05/18/51 (Call 11/18/50)	40	24,134
3.38%, 08/15/31 (Call 05/15/31)	10	8,621
4.90%, 12/15/30 (Call 09/15/30)	10	9,675
5.15%, 04/15/53 (Call 10/15/52)	5	4,459
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	5	3,866

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	$20	$15,826
4.25%, 02/15/28 (Call 11/15/27)	5	4,736
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,172
1.50%, 01/31/28 (Call 11/30/27)	40	33,579
1.60%, 04/15/26 (Call 03/15/26)	10	9,034
2.30%, 09/15/31 (Call 06/15/31)	10	7,823
2.70%, 04/15/31 (Call 01/15/31)	30	24,510
2.75%, 01/15/27 (Call 11/15/26)	10	9,138
2.90%, 01/15/30 (Call 10/15/29)	30	25,574
2.95%, 01/15/51 (Call 07/15/50)	15	9,063
3.10%, 06/15/50 (Call 12/15/49)	25	15,607
3.38%, 10/15/26 (Call 07/15/26)	10	9,372
3.55%, 07/15/27 (Call 04/15/27)	20	18,541
3.80%, 08/15/29 (Call 05/15/29)	5	4,545
4.00%, 06/01/25 (Call 03/01/25)	45	43,635
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	4,008
3.20%, 01/15/28 (Call 10/15/27)	5	4,618
3.45%, 06/01/25 (Call 03/03/25)	10	9,680
3.50%, 11/15/25 (Call 08/15/25)	15	14,346
3.90%, 10/15/46 (Call 04/15/46)	15	11,392
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	5	4,796
3.25%, 01/30/31 (Call 10/30/30)	40	32,568
3.40%, 06/21/29 (Call 03/21/29)	45	38,535
3.65%, 02/01/26 (Call 11/03/25)	10	9,422
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	5	4,117
4.55%, 10/01/29 (Call 07/01/29)	5	3,926
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	5	3,930
3.85%, 02/01/25 (Call 11/01/24)	5	4,823
3.90%, 03/15/27 (Call 12/15/26)	20	18,588
4.05%, 07/01/30 (Call 04/01/30)	15	13,564
4.13%, 06/15/26 (Call 03/15/26)	5	4,738
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	5	3,600
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	5	4,340
3.35%, 11/01/49 (Call 05/01/49)	10	7,074
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	5	3,942
2.75%, 04/15/31 (Call 01/15/31)	5	3,853
2.90%, 12/01/33 (Call 09/01/33)	5	3,610
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	25	16,840
3.25%, 01/15/51 (Call 07/15/50)	15	9,751
5.10%, 05/01/33	30	28,851
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	35	32,318
2.10%, 04/01/31 (Call 01/01/31)	20	15,755
2.50%, 07/15/31 (Call 04/15/31)	5	4,031
2.90%, 03/15/27 (Call 02/15/27)	5	4,591
3.10%, 11/15/29 (Call 08/15/29)	30	26,103
3.20%, 09/01/24 (Call 07/01/24)	10	9,736
4.00%, 11/15/49 (Call 05/15/49)	15	11,067
4.30%, 02/15/29 (Call 11/15/28)	10	9,398
4.45%, 02/15/26 (Call 11/15/25)	10	9,743

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	$20	$18,540
4.38%, 02/15/29 (Call 11/15/28)	20	18,727
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	20	18,649
4.45%, 07/15/28 (Call 04/15/28)	20	18,936
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	5	4,561
1.45%, 05/15/26 (Call 04/15/26)	5	4,493
1.80%, 07/15/27 (Call 05/15/27)	10	8,738
2.15%, 07/15/30 (Call 04/15/30)	10	8,067
2.63%, 11/18/24 (Call 10/18/24)	20	19,277
2.90%, 11/18/26 (Call 09/18/26)	10	9,254
2.95%, 09/15/51 (Call 03/15/51)	20	12,361
3.20%, 11/18/29 (Call 08/18/29)	35	30,686
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	45	38,184
3.50%, 03/01/28 (Call 12/01/27)	20	18,657
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	8,398
3.38%, 04/15/26 (Call 01/15/26)	15	14,239
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53	25	24,221
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	10	7,771
2.55%, 06/01/31 (Call 03/01/31)	15	12,029
3.88%, 12/15/27	20	18,644
4.00%, 06/15/29	10	9,141
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	15	13,512
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	5	4,030
4.00%, 01/15/30 (Call 10/15/29)	5	4,369
4.00%, 01/15/31 (Call 10/15/30)	15	12,851
5.30%, 01/15/29 (Call 10/15/28)	10	9,442
5.38%, 04/15/26 (Call 01/15/26)	10	9,792
5.75%, 06/01/28 (Call 03/03/28)	5	4,857
Healthcare Realty Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	25	23,337
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	14	11,938
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	20	17,328
3.25%, 07/15/26 (Call 05/15/26)	55	52,018
6.75%, 02/01/41 (Call 08/01/40)	5	5,224
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	5	3,909
3.88%, 03/01/27 (Call 12/01/26)	10	9,187
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	5	4,265
Series J, 2.90%, 12/15/31 (Call 09/15/31)	5	3,941
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	5	3,395
4.65%, 04/01/29 (Call 01/01/29)(a)	10	7,625
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	20	15,301
2.30%, 11/15/28 (Call 09/15/28)	10	8,502
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	10	7,049
2.65%, 11/15/33 (Call 08/15/33)	10	6,944
4.25%, 08/15/29 (Call 05/15/29)	5	4,328

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	$26	$18,177
4.45%, 09/01/47 (Call 03/01/47)	10	7,902
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	10	9,123
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	10	9,602
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	5	3,782
2.70%, 09/15/30 (Call 06/15/30)	10	7,912
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	15	11,823
3.95%, 03/15/29 (Call 12/15/28)	15	14,080
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	5	3,791
NNN REIT Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,071
3.60%, 12/15/26 (Call 09/15/26)	27	25,213
4.30%, 10/15/28 (Call 07/15/28)	15	14,080
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	3,733
3.38%, 02/01/31 (Call 11/01/30)	10	8,062
5.25%, 01/15/26 (Call 10/15/25)	20	19,675
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	5	3,610
Prologis LP
1.75%, 07/01/30 (Call 04/01/30)	52	41,553
2.13%, 04/15/27 (Call 02/15/27)	25	22,532
2.13%, 10/15/50 (Call 04/15/50)	25	13,560
3.25%, 10/01/26 (Call 07/01/26)	25	23,622
4.63%, 01/15/33 (Call 10/15/32)	10	9,591
5.25%, 06/15/53 (Call 12/15/52)	25	23,811
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	10	8,095
3.09%, 09/15/27 (Call 06/15/27)	65	60,655
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	5	3,995
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	15	13,934
3.25%, 01/15/31 (Call 10/15/30)	35	30,224
3.65%, 01/15/28 (Call 10/15/27)	15	14,038
4.63%, 11/01/25 (Call 09/01/25)	45	44,284
4.65%, 03/15/47 (Call 09/15/46)	5	4,345
5.63%, 10/13/32 (Call 07/13/32)	10	9,994
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	10	9,429
4.40%, 02/01/47 (Call 08/01/46)	5	3,909
4.65%, 03/15/49 (Call 09/15/48)	5	4,054
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,806
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	10	7,629
3.90%, 10/15/29 (Call 07/15/29)	5	4,224
5.13%, 08/15/26 (Call 05/15/26)	5	4,832
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	55	48,471
2.45%, 09/13/29 (Call 06/13/29)	10	8,466
2.65%, 07/15/30 (Call 04/15/30)	5	4,207
3.25%, 11/30/26 (Call 08/30/26)	5	4,690
3.25%, 09/13/49 (Call 03/13/49)	50	32,668
3.30%, 01/15/26 (Call 10/15/25)	20	19,067
3.38%, 12/01/27 (Call 09/01/27)(a)	30	27,763
3.50%, 09/01/25 (Call 06/01/25)	55	52,992

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/44 (Call 04/01/44)	$5	$3,917
5.50%, 03/08/33 (Call 12/08/32)	5	4,918
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,698
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	5	3,911
4.00%, 07/15/29 (Call 04/15/29)	15	13,471
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	15	13,422
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	15	11,911
5.70%, 01/15/33 (Call 10/15/32)	5	4,880
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	5	3,716
3.13%, 09/01/26 (Call 06/01/26)	10	9,101
UDR Inc.
3.20%, 01/15/30 (Call 10/15/29)	40	35,208
3.50%, 07/01/27 (Call 04/01/27)	5	4,661
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	5	4,767
3.25%, 10/15/26 (Call 07/15/26)	15	13,860
4.00%, 03/01/28 (Call 12/01/27)	20	18,588
4.13%, 01/15/26 (Call 10/15/25)	25	24,057
4.38%, 02/01/45 (Call 08/01/44)	5	3,837
4.75%, 11/15/30 (Call 08/15/30)	5	4,690
VICI Properties LP
4.38%, 05/15/25	10	9,724
4.75%, 02/15/28 (Call 01/15/28)	5	4,759
4.95%, 02/15/30 (Call 12/15/29)	15	14,106
5.63%, 05/15/52 (Call 11/15/51)	10	8,810
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	10	8,620
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	10	9,697
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	10	8,379
2.70%, 02/15/27 (Call 12/15/26)	25	22,924
2.75%, 01/15/31 (Call 10/15/30)	35	28,880
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	25	23,045
4.00%, 04/15/30 (Call 01/15/30)	20	18,278
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	10	7,445
3.85%, 07/15/29 (Call 04/15/29)	10	9,008

		2,362,372

Retail — 1.0%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	25	21,094
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	5	4,652
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	25	24,247
3.75%, 04/18/29 (Call 01/18/29)	25	23,025
4.00%, 04/15/30 (Call 01/15/30)(a)	20	18,513
4.50%, 02/01/28 (Call 01/01/28)	5	4,864
4.75%, 02/01/33 (Call 11/01/32)	5	4,737
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	10	8,013
4.45%, 10/01/28 (Call 07/01/28)	5	4,836
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	30	26,521
1.60%, 04/20/30 (Call 01/20/30)	30	24,745
1.75%, 04/20/32 (Call 01/20/32)(a)	15	11,901
3.00%, 05/18/27 (Call 02/18/27)	10	9,446
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	30	28,460

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	$15	$11,951
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	10	8,881
3.88%, 04/15/27 (Call 01/15/27)	20	19,088
4.13%, 05/01/28 (Call 02/01/28)	5	4,753
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	25	24,261
4.20%, 05/15/28 (Call 02/15/28)	30	28,449
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	5	3,917
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	20	18,483
2.70%, 04/15/30 (Call 01/15/30)	5	4,394
2.75%, 09/15/51 (Call 03/15/51)	20	12,860
2.80%, 09/14/27 (Call 06/14/27)	25	23,215
2.88%, 04/15/27 (Call 03/15/27)	10	9,375
3.13%, 12/15/49 (Call 06/15/49)	20	14,012
3.25%, 04/15/32 (Call 01/15/32)	40	35,528
3.35%, 09/15/25 (Call 06/15/25)	15	14,490
3.35%, 04/15/50 (Call 10/15/49)	5	3,648
3.63%, 04/15/52 (Call 10/15/51)	15	11,414
3.90%, 12/06/28 (Call 09/06/28)	10	9,613
3.90%, 06/15/47 (Call 12/15/46)	20	16,240
4.25%, 04/01/46 (Call 10/01/45)	30	25,705
4.50%, 09/15/32 (Call 06/15/32)(a)	30	29,280
4.50%, 12/06/48 (Call 06/06/48)	20	17,879
4.95%, 09/15/52 (Call 03/15/52)(a)	60	57,290
5.88%, 12/16/36	35	37,550
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5	4,671
2.63%, 04/01/31 (Call 01/01/31)	5	4,190
3.35%, 04/01/27 (Call 03/01/27)	10	9,409
3.38%, 09/15/25 (Call 06/15/25)	35	33,597
3.65%, 04/05/29 (Call 01/05/29)	35	32,498
3.70%, 04/15/46 (Call 10/15/45)	40	29,908
3.75%, 04/01/32 (Call 01/01/32)	35	31,364
4.00%, 04/15/25 (Call 03/15/25)	60	58,650
4.05%, 05/03/47 (Call 11/03/46)	40	31,212
4.25%, 04/01/52 (Call 10/01/51)	30	23,665
4.40%, 09/08/25	10	9,827
5.00%, 04/15/33 (Call 01/15/33)(a)	25	24,400
5.15%, 07/01/33 (Call 04/01/33)	5	4,941
5.63%, 04/15/53 (Call 10/15/52)	10	9,708
5.80%, 09/15/62 (Call 03/15/62)	10	9,658
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,084
2.63%, 09/01/29 (Call 06/01/29)	10	8,847
3.30%, 07/01/25 (Call 06/01/25)	10	9,666
3.38%, 05/26/25 (Call 02/26/25)	15	14,523
3.50%, 07/01/27 (Call 05/01/27)	35	33,221
3.60%, 07/01/30 (Call 04/01/30)	10	9,202
3.63%, 09/01/49 (Call 03/01/49)	35	26,412
3.70%, 01/30/26 (Call 10/30/25)	30	29,014
4.20%, 04/01/50 (Call 10/01/49)	10	8,302
4.60%, 09/09/32 (Call 06/09/32)(a)	5	4,882
4.60%, 05/26/45 (Call 11/26/44)	15	13,268
5.15%, 09/09/52 (Call 03/09/52)	10	9,571
5.70%, 02/01/39	5	5,077
6.30%, 10/15/37	30	32,587

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	$25	$23,949
4.20%, 04/01/30 (Call 01/01/30)	15	14,065
4.35%, 06/01/28 (Call 03/01/28)	20	19,425
4.70%, 06/15/32 (Call 03/15/32)	25	23,884
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	13,385
1.88%, 04/15/31 (Call 01/15/31)	5	3,925
4.60%, 04/15/25 (Call 03/15/25)	15	14,731
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	54,137
2.25%, 03/12/30 (Call 12/12/29)	30	25,294
2.45%, 06/15/26 (Call 03/15/26)	5	4,664
2.55%, 11/15/30 (Call 08/15/30)	35	29,675
3.50%, 03/01/28 (Call 12/01/27)	25	23,456
3.50%, 11/15/50 (Call 05/15/50)	10	7,237
3.80%, 08/15/25 (Call 06/15/25)	50	48,623
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	15	12,910
2.50%, 04/15/26	25	23,677
2.65%, 09/15/30 (Call 06/15/30)	15	13,039
2.95%, 01/15/52 (Call 07/15/51)	15	9,990
4.00%, 07/01/42	20	17,389
4.80%, 01/15/53 (Call 07/15/52)	10	9,184
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,248
2.25%, 09/15/26 (Call 06/15/26)	25	23,053
3.88%, 04/15/30 (Call 01/15/30)	20	18,869
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	5	4,890
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	20	13,644
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	45	30,276
3.05%, 07/08/26 (Call 05/08/26)	10	9,556
3.63%, 12/15/47 (Call 06/15/47)	10	8,079
4.05%, 06/29/48 (Call 12/29/47)	46	40,371
4.15%, 09/09/32 (Call 06/09/32)(a)	5	4,843
4.50%, 09/09/52 (Call 03/09/52)	50	46,474
5.25%, 09/01/35	15	15,676
6.50%, 08/15/37	25	28,804
7.55%, 02/15/30	25	28,940

		1,871,046

Semiconductors — 0.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	30	27,952
4.39%, 06/01/52 (Call 12/01/51)	25	21,888
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	25	20,418
2.80%, 10/01/41 (Call 04/01/41)	5	3,547
2.95%, 04/01/25 (Call 03/01/25)	76	73,334
2.95%, 10/01/51 (Call 04/01/51)	15	10,058
3.50%, 12/05/26 (Call 09/05/26)	35	33,514
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	15	13,490
5.10%, 10/01/35 (Call 04/01/35)	25	25,366
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	10	9,499
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	45	39,017
2.45%, 02/15/31 (Call 11/15/30)(d)	10	8,059

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.60%, 02/15/33 (Call 11/15/32)(d)	$45	$34,747
3.14%, 11/15/35 (Call 08/15/35)(d)	35	26,681
3.19%, 11/15/36 (Call 08/15/36)(d)	10	7,516
3.42%, 04/15/33 (Call 01/15/33)(d)	35	28,950
3.46%, 09/15/26 (Call 07/15/26)	5	4,733
3.47%, 04/15/34 (Call 01/15/34)(d)	25	20,421
3.50%, 02/15/41 (Call 08/15/40)(d)	35	25,617
3.75%, 02/15/51 (Call 08/15/50)(d)	30	21,427
4.00%, 04/15/29 (Call 02/15/29)(d)	5	4,613
4.11%, 09/15/28 (Call 06/15/28)	30	28,219
4.15%, 11/15/30 (Call 08/15/30)	14	12,789
4.93%, 05/15/37 (Call 02/15/37)(d)	25	22,488
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	5	4,037
2.60%, 05/19/26 (Call 02/19/26)	45	42,400
3.05%, 08/12/51 (Call 02/12/51)	20	12,936
3.15%, 05/11/27 (Call 02/11/27)	25	23,405
3.25%, 11/15/49 (Call 05/15/49)	25	16,983
3.70%, 07/29/25 (Call 04/29/25)	20	19,428
3.73%, 12/08/47 (Call 06/08/47)	25	18,909
3.75%, 03/25/27 (Call 01/25/27)	25	24,000
3.75%, 08/05/27 (Call 07/05/27)	20	19,115
4.10%, 05/19/46 (Call 11/19/45)	20	16,343
4.15%, 08/05/32 (Call 05/05/32)(a)	5	4,703
4.25%, 12/15/42	15	12,657
4.60%, 03/25/40 (Call 09/25/39)	25	22,729
4.75%, 03/25/50 (Call 09/25/49)	30	26,303
4.80%, 10/01/41	20	18,203
4.88%, 02/10/28 (Call 01/10/28)	5	4,968
4.90%, 07/29/45 (Call 01/29/45)	20	19,366
4.90%, 08/05/52 (Call 02/05/52)	5	4,507
5.20%, 02/10/33 (Call 11/10/32)	80	79,862
5.70%, 02/10/53 (Call 08/10/52)	10	9,898
5.90%, 02/10/63 (Call 08/10/62)	25	25,050
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	10	7,181
4.10%, 03/15/29 (Call 12/15/28)	25	24,029
4.95%, 07/15/52 (Call 01/15/52)	20	18,854
5.25%, 07/15/62 (Call 01/15/62)	5	4,849
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	20	13,362
3.13%, 06/15/60 (Call 12/15/59)	10	6,548
3.75%, 03/15/26 (Call 01/15/26)	40	38,779
3.80%, 03/15/25 (Call 12/15/24)	5	4,883
4.00%, 03/15/29 (Call 12/15/28)	25	23,964
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	10	8,344
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	35,419
3.48%, 11/01/51 (Call 05/01/51)	5	3,236
4.66%, 02/15/30 (Call 11/15/29)	35	32,777
4.98%, 02/06/26 (Call 12/06/25)	25	24,631
5.38%, 04/15/28 (Call 03/15/28)	30	29,497
5.88%, 09/15/33	10	9,797
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	15	12,409
2.85%, 04/01/30 (Call 01/01/30)	20	17,936
3.20%, 09/16/26 (Call 06/16/26)	15	14,319
3.70%, 04/01/60 (Call 10/01/59)	15	11,901

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$5	$4,968
5.55%, 12/01/28 (Call 09/01/28)	30	30,071
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	20	16,165
2.65%, 02/15/32 (Call 11/15/31)	10	8,004
2.70%, 05/01/25 (Call 04/01/25)	5	4,761
3.13%, 02/15/42 (Call 08/15/41)	15	10,269
3.25%, 05/11/41 (Call 11/11/40)	5	3,556
3.40%, 05/01/30 (Call 02/01/30)	10	8,788
4.30%, 06/18/29 (Call 03/18/29)	5	4,684
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	20	18,108
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	5	4,256
1.65%, 05/20/32 (Call 02/20/32)	25	19,377
2.15%, 05/20/30 (Call 02/20/30)	5	4,248
3.25%, 05/20/27 (Call 02/20/27)	25	23,605
3.45%, 05/20/25 (Call 02/20/25)	40	38,854
4.30%, 05/20/47 (Call 11/20/46)	30	25,966
4.65%, 05/20/35 (Call 11/20/34)	5	4,903
4.80%, 05/20/45 (Call 11/20/44)	5	4,717
6.00%, 05/20/53 (Call 11/20/52)	20	21,533
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	25	22,413
3.00%, 06/01/31 (Call 03/01/31)	5	4,075
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	10	8,968
1.75%, 05/04/30 (Call 02/04/30)	10	8,319
3.88%, 03/15/39 (Call 09/15/38)	25	21,618
4.15%, 05/15/48 (Call 11/15/47)	27	23,419
5.00%, 03/14/53 (Call 09/14/52)	25	24,284
5.05%, 05/18/63	5	4,790

		1,667,579

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	25	23,037

Software — 1.0%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	25	19,963
2.50%, 09/15/50 (Call 03/15/50)	25	15,898
3.40%, 06/15/27 (Call 03/15/27)	30	28,355
4.50%, 06/15/47 (Call 12/15/46)	10	9,183
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	50	45,902
3.25%, 02/01/25 (Call 11/01/24)	15	14,604
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	25	21,785
3.50%, 06/15/27 (Call 03/15/27)	10	9,447
4.38%, 06/15/25 (Call 03/15/25)	51	50,014
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,240
Concentrix Corp., 6.60%, 08/02/28	5	4,896
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	30	23,990
4.80%, 03/01/26 (Call 12/01/25)(a)	15	14,834
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	50	45,004
2.25%, 03/01/31 (Call 12/01/30)	20	16,119
3.10%, 03/01/41 (Call 09/01/40)	25	17,369

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 07/15/25	$20	$19,606
5.10%, 07/15/32 (Call 04/15/32)(a)	5	4,899
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5	4,484
2.65%, 06/01/30 (Call 03/01/30)	5	4,208
3.20%, 07/01/26 (Call 05/01/26)	5	4,717
3.50%, 07/01/29 (Call 04/01/29)	20	18,261
4.40%, 07/01/49 (Call 01/01/49)	25	20,374
5.60%, 03/02/33 (Call 12/02/32)	5	5,022
5.63%, 08/21/33 (Call 05/21/33)	50	50,363
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	30	27,714
1.35%, 07/15/27 (Call 05/15/27)(a)	20	17,542
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	40	37,499
2.53%, 06/01/50 (Call 12/01/49)	25	16,524
2.68%, 06/01/60 (Call 12/01/59)	35	22,489
2.92%, 03/17/52 (Call 09/17/51)	20	14,175
3.04%, 03/17/62 (Call 09/17/61)	40	27,624
3.30%, 02/06/27 (Call 11/06/26)	70	67,256
3.45%, 08/08/36 (Call 02/08/36)	49	43,560
3.50%, 02/12/35 (Call 08/12/34)	65	59,070
3.70%, 08/08/46 (Call 02/08/46)	35	29,663
4.00%, 02/12/55 (Call 08/12/54)	5	4,370
4.10%, 02/06/37 (Call 08/06/36)	10	9,496
4.25%, 02/06/47 (Call 08/06/46)	25	23,205
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	55	52,379
2.65%, 07/15/26 (Call 04/15/26)	5	4,643
2.80%, 04/01/27 (Call 02/01/27)	5	4,592
2.88%, 03/25/31 (Call 12/25/30)	5	4,224
2.95%, 11/15/24 (Call 09/15/24)	45	43,588
2.95%, 05/15/25 (Call 02/15/25)	25	23,934
2.95%, 04/01/30 (Call 01/01/30)	55	47,612
3.60%, 04/01/40 (Call 10/01/39)	35	26,478
3.60%, 04/01/50 (Call 10/01/49)	45	30,980
3.65%, 03/25/41 (Call 09/25/40)	25	18,854
3.80%, 11/15/37 (Call 05/15/37)	25	20,111
3.85%, 04/01/60 (Call 10/01/59)	50	33,885
3.90%, 05/15/35 (Call 11/15/34)	25	21,317
3.95%, 03/25/51 (Call 09/25/50)	35	25,523
4.00%, 07/15/46 (Call 01/15/46)	10	7,498
4.00%, 11/15/47 (Call 05/15/47)	30	22,376
4.10%, 03/25/61 (Call 09/25/60)	10	7,103
4.13%, 05/15/45 (Call 11/15/44)	35	27,030
4.30%, 07/08/34 (Call 01/08/34)	25	22,405
4.38%, 05/15/55 (Call 11/15/54)	20	15,341
5.55%, 02/06/53 (Call 08/06/52)	20	18,587
6.13%, 07/08/39	20	20,253
6.25%, 11/09/32 (Call 08/09/32)	30	31,392
6.50%, 04/15/38	25	26,343
6.90%, 11/09/52 (Call 05/09/52)	20	21,773
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	35	30,922
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	5	4,067
2.70%, 07/15/41 (Call 01/15/41)	70	50,051
2.90%, 07/15/51 (Call 01/15/51)	25	16,721
3.05%, 07/15/61 (Call 01/15/61)	5	3,225
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	30	23,595

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc.
3.55%, 04/14/25	$10	$9,667
3.70%, 04/14/27 (Call 03/14/27)	5	4,738
4.00%, 04/14/32 (Call 01/14/32)	15	13,469
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	5	4,433
1.80%, 08/15/28 (Call 06/15/28)	15	12,571
2.20%, 08/15/31 (Call 05/15/31)	20	15,564
3.90%, 08/21/27 (Call 05/21/27)	15	14,117
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	30	28,334

		1,696,419

Telecommunications — 1.6%
America Movil SAB de CV
6.13%, 03/30/40	50	51,837
6.38%, 03/01/35	10	10,776
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	35	29,917
1.70%, 03/25/26 (Call 09/11/23)	65	59,253
2.25%, 02/01/32 (Call 11/01/31)	95	74,092
2.55%, 12/01/33 (Call 09/01/33)	50	38,143
2.75%, 06/01/31 (Call 03/01/31)	10	8,249
3.50%, 06/01/41 (Call 12/01/40)	55	40,312
3.50%, 09/15/53 (Call 03/15/53)	65	42,777
3.55%, 09/15/55 (Call 03/15/55)	55	35,891
3.65%, 06/01/51 (Call 12/01/50)	40	27,359
3.65%, 09/15/59 (Call 03/15/59)	40	25,885
3.80%, 02/15/27 (Call 11/15/26)	65	61,830
3.80%, 12/01/57 (Call 06/01/57)	39	26,258
3.85%, 06/01/60 (Call 12/01/59)	30	20,395
4.25%, 03/01/27 (Call 12/01/26)	50	48,164
4.30%, 02/15/30 (Call 11/15/29)	80	74,560
4.35%, 03/01/29 (Call 12/01/28)	10	9,459
4.35%, 06/15/45 (Call 12/15/44)	20	15,760
4.50%, 05/15/35 (Call 11/15/34)	20	17,754
4.50%, 03/09/48 (Call 09/09/47)	20	15,959
4.55%, 03/09/49 (Call 09/09/48)	25	20,073
4.75%, 05/15/46 (Call 11/15/45)	15	12,474
5.25%, 03/01/37 (Call 09/01/36)	40	37,868
5.40%, 02/15/34	15	14,565
5.54%, 02/20/26 (Call 02/20/24)	10	9,981
6.00%, 08/15/40 (Call 05/15/40)	5	5,002
6.30%, 01/15/38	15	15,344
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	10	7,135
4.46%, 04/01/48 (Call 10/01/47)	20	16,402
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	25	19,667
British Telecommunications PLC, 9.13%, 12/15/30	25	30,443
Cisco Systems Inc.
3.50%, 06/15/25	5	4,864
5.50%, 01/15/40	20	20,747
5.90%, 02/15/39	10	10,834
Corning Inc.
5.35%, 11/15/48 (Call 05/15/48)	25	23,530
5.45%, 11/15/79 (Call 05/19/79)	20	17,925
Deutsche Telekom International Finance BV
8.75%, 06/15/30	30	35,282
9.25%, 06/01/32	15	18,863
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	20	18,089
3.75%, 08/15/29 (Call 05/15/29)	10	9,089

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.95%, 03/15/41	$5	$4,750
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	30	23,867
2.75%, 05/24/31 (Call 02/24/31)	10	8,102
4.00%, 09/01/24	11	10,760
4.60%, 02/23/28 (Call 11/23/27)(a)	5	4,847
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	15	14,628
9.00%, 03/01/31	20	24,248
Rogers Communications Inc.
2.95%, 03/15/25(a)	25	23,828
3.20%, 03/15/27(a)	30	27,712
3.63%, 12/15/25 (Call 09/15/25)	10	9,516
3.80%, 03/15/32	30	25,643
4.50%, 03/15/42(a)	20	16,079
5.00%, 03/15/44 (Call 09/15/43)	40	33,960
7.50%, 08/15/38	15	16,148
Sprint Capital Corp.
6.88%, 11/15/28	30	31,697
8.75%, 03/15/32	25	29,788
Telefonica Emisiones SA
4.10%, 03/08/27	150	142,779
4.90%, 03/06/48	15	11,973
7.05%, 06/20/36	30	32,015
Telefonica Europe BV, 8.25%, 09/15/30	10	11,402
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	13,898
3.40%, 05/13/32 (Call 02/13/32)	25	21,023
4.30%, 06/15/49 (Call 12/15/48)	10	7,776
4.60%, 11/16/48 (Call 05/16/48)	15	12,387
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 09/11/23)	80	74,032
2.25%, 11/15/31 (Call 08/15/31)	30	23,795
2.55%, 02/15/31 (Call 11/15/30)	60	49,423
2.63%, 04/15/26 (Call 09/11/23)	35	32,523
3.00%, 02/15/41 (Call 08/15/40)	30	21,148
3.30%, 02/15/51 (Call 08/15/50)	25	16,748
3.40%, 10/15/52 (Call 04/15/52)	30	20,306
3.50%, 04/15/25 (Call 03/15/25)	5	4,834
3.50%, 04/15/31 (Call 04/15/26)	5	4,366
3.60%, 11/15/60 (Call 05/15/60)	55	36,796
3.75%, 04/15/27 (Call 02/15/27)	44	41,668
3.88%, 04/15/30 (Call 01/15/30)	15	13,661
4.50%, 04/15/50 (Call 10/15/49)	30	24,775
4.75%, 02/01/28 (Call 09/11/23)	10	9,720
5.05%, 07/15/33 (Call 04/15/33)	75	72,375
5.65%, 01/15/53 (Call 07/15/52)	10	9,744
5.75%, 01/15/54	5	4,939
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	5	4,535
1.75%, 01/20/31 (Call 10/20/30)	65	50,554
2.10%, 03/22/28 (Call 01/22/28)	5	4,370
2.36%, 03/15/32 (Call 12/15/31)	25	19,771
2.55%, 03/21/31 (Call 12/21/30)	34	27,980
2.63%, 08/15/26	5	4,657
2.65%, 11/20/40 (Call 05/20/40)	35	23,299
2.85%, 09/03/41 (Call 03/03/41)	25	17,042
2.88%, 11/20/50 (Call 05/20/50)	35	21,457
2.99%, 10/30/56 (Call 04/30/56)	75	44,794
3.00%, 11/20/60 (Call 05/20/60)(a)	30	17,613

Security	Par (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$25	$21,909
3.40%, 03/22/41 (Call 09/22/40)	35	25,991
3.55%, 03/22/51 (Call 09/22/50)	55	38,454
3.70%, 03/22/61 (Call 09/22/60)	60	40,804
3.88%, 03/01/52 (Call 09/01/51)	25	18,697
4.02%, 12/03/29 (Call 09/03/29)	40	37,148
4.13%, 08/15/46	5	3,975
4.33%, 09/21/28	20	19,149
4.40%, 11/01/34 (Call 05/01/34)	20	18,097
4.50%, 08/10/33	20	18,479
4.52%, 09/15/48	5	4,199
4.86%, 08/21/46	30	26,359
5.05%, 05/09/33	25	24,246
5.25%, 03/16/37	20	19,474
Vodafone Group PLC
4.13%, 05/30/25	45	43,973
4.25%, 09/17/50	40	30,755
4.38%, 05/30/28	20	19,625
4.38%, 02/19/43	45	36,661
4.88%, 06/19/49	25	21,189
5.13%, 06/19/59	10	8,532
5.25%, 05/30/48	5	4,511

		2,820,785

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	18	16,916
3.90%, 11/19/29 (Call 08/19/29)	15	13,623
5.10%, 05/15/44 (Call 11/15/43)	5	4,349
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	5	4,299

		39,187

Transportation — 0.8%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(a)	25	16,479
3.25%, 06/15/27 (Call 03/15/27)	25	23,710
3.30%, 09/15/51 (Call 03/15/51)	11	7,896
3.55%, 02/15/50 (Call 08/15/49)	25	19,080
3.90%, 08/01/46 (Call 02/01/46)	10	8,004
4.05%, 06/15/48 (Call 12/15/47)	15	12,316
4.13%, 06/15/47 (Call 12/15/46)	10	8,308
4.40%, 03/15/42 (Call 09/15/41)	10	8,821
4.45%, 01/15/53 (Call 07/15/52)	50	44,432
5.20%, 04/15/54	5	4,920
5.75%, 05/01/40 (Call 11/01/39)	10	10,437
6.20%, 08/15/36	5	5,474
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	15	14,178
3.20%, 08/02/46 (Call 02/02/46)	35	25,224
4.45%, 01/20/49 (Call 07/20/48)	15	13,160
6.20%, 06/01/36	5	5,439
6.38%, 11/15/37	5	5,463
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 10/03/23)	5	4,738
1.75%, 12/02/26 (Call 11/02/26)	20	17,960
2.45%, 12/02/31 (Call 09/02/31)	25	22,174
2.88%, 11/15/29	5	4,398
2.90%, 02/01/25 (Call 11/01/24)	10	9,628
3.10%, 12/02/51 (Call 06/02/51)	35	23,732
3.50%, 05/01/50	4	2,937
4.00%, 06/01/28 (Call 03/01/28)	25	23,930

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.20%, 11/15/69	$10	$7,724
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,548
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	20	17,088
2.50%, 05/15/51 (Call 11/15/50)(a)	15	9,075
2.60%, 11/01/26 (Call 08/01/26)	10	9,264
3.25%, 06/01/27 (Call 03/01/27)	35	32,924
3.35%, 09/15/49 (Call 03/15/49)	15	10,639
3.80%, 11/01/46 (Call 05/01/46)	20	15,622
4.10%, 11/15/32 (Call 08/15/32)(a)	5	4,694
4.30%, 03/01/48 (Call 09/01/47)	15	12,639
4.50%, 11/15/52 (Call 05/15/52)	15	13,039
4.50%, 08/01/54 (Call 02/01/54)	5	4,289
4.65%, 03/01/68 (Call 09/01/67)	10	8,599
5.50%, 04/15/41 (Call 10/15/40)	5	4,978
6.15%, 05/01/37	10	10,664
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	33	30,756
4.20%, 10/17/28 (Call 07/17/28)	20	19,276
4.55%, 04/01/46 (Call 10/01/45)	35	29,248
4.75%, 11/15/45 (Call 05/15/45)	35	30,102
4.90%, 01/15/34	30	28,995
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	29	23,689
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	20	17,705
2.65%, 07/15/31 (Call 04/15/31)	5	3,913
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	20	19,360
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	5	4,695
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	5	4,312
2.90%, 06/15/26 (Call 03/15/26)	60	56,545
3.05%, 05/15/50 (Call 11/15/49)	20	13,302
3.16%, 05/15/55 (Call 11/15/54)	72	47,328
3.80%, 08/01/28 (Call 05/01/28)	15	14,190
4.45%, 03/01/33 (Call 12/01/32)	5	4,739
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	10	9,005
2.85%, 03/01/27 (Call 02/01/27)	5	4,597
3.35%, 09/01/25 (Call 08/01/25)	10	9,565
4.63%, 06/01/25 (Call 05/01/25)	15	14,705
5.25%, 06/01/28 (Call 05/01/28)	5	4,935
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	45,658
2.80%, 02/14/32 (Call 12/15/31)	20	17,077
2.97%, 09/16/62 (Call 03/16/62)	25	15,381
3.20%, 05/20/41 (Call 11/20/40)	15	11,430
3.50%, 02/14/53 (Call 08/14/52)	10	7,432
3.55%, 08/15/39 (Call 02/15/39)	5	4,052
3.70%, 03/01/29 (Call 12/01/28)	10	9,473
3.80%, 10/01/51 (Call 04/01/51)	35	27,614
3.80%, 04/06/71 (Call 10/06/70)	15	10,962
3.84%, 03/20/60 (Call 09/20/59)	30	22,979
3.85%, 02/14/72 (Call 08/14/71)	5	3,699
3.95%, 09/10/28 (Call 06/10/28)	45	43,318
4.10%, 09/15/67 (Call 03/15/67)	5	3,962
4.30%, 03/01/49 (Call 09/01/48)	10	8,569
4.50%, 01/20/33 (Call 10/20/32)	50	48,436
4.50%, 09/10/48 (Call 03/10/48)	25	21,928

Security	Par (000)	Value

Transportation (continued)
4.75%, 02/21/26 (Call 01/21/26)	$15	$14,917
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	20	18,612
2.50%, 09/01/29 (Call 06/01/29)	20	17,724
3.40%, 03/15/29 (Call 12/15/28)	10	9,358
4.45%, 04/01/30 (Call 01/01/30)	20	19,694
5.05%, 03/03/53 (Call 09/03/52)	25	24,413
5.20%, 04/01/40 (Call 10/01/39)	15	14,938
5.30%, 04/01/50 (Call 10/01/49)	25	25,284
6.20%, 01/15/38	15	16,756
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	30	29,293

		1,403,545

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	5	3,802
3.10%, 06/01/51 (Call 12/01/50)	5	3,101
3.25%, 09/15/26 (Call 06/15/26)	5	4,643
3.50%, 06/01/32 (Call 03/01/32)	10	8,405
4.55%, 11/07/28 (Call 08/07/28)	15	14,244

		34,195

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	10	8,734

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	25	20,513
2.95%, 09/01/27 (Call 06/01/27)	25	23,054
3.45%, 06/01/29 (Call 03/01/29)	10	9,169
3.75%, 09/01/47 (Call 03/01/47)	30	23,282
6.59%, 10/15/37	15	16,680
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	25	16,642
3.57%, 05/01/29 (Call 02/01/29)	10	9,159
United Utilities PLC, 6.88%, 08/15/28	20	20,822

		139,321

Total Corporate Bonds & Notes — 36.3%
(Cost: $72,263,704)		65,239,217

Foreign Government Obligations(f)

Canada — 0.4%
Canada Government International Bond, 1.63%, 01/22/25	10	9,534
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,478
Province of Alberta Canada
1.00%, 05/20/25	50	46,562
1.30%, 07/22/30	65	52,484
Province of British Columbia Canada
0.90%, 07/20/26	60	53,906
1.30%, 01/29/31	25	20,082
7.25%, 09/01/36	15	18,718
Province of Manitoba Canada, 2.13%, 06/22/26	75	69,757
Province of Ontario Canada
0.63%, 01/21/26	25	22,626
1.05%, 04/14/26	55	49,961
2.30%, 06/15/26	50	46,784
2.50%, 04/27/26	75	70,720

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.60%, 07/23/25	$85	$78,307
Series QX, 1.50%, 02/11/25	155	146,914

		698,833

Chile — 0.1%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	20	12,664
3.50%, 01/25/50 (Call 07/25/49)	200	145,190

		157,854

Indonesia — 0.2%
Indonesia Government International Bond
3.05%, 03/12/51	5	3,546
3.35%, 03/12/71	10	6,467
3.85%, 10/15/30	200	185,040
4.45%, 04/15/70	15	12,236
4.85%, 01/11/33 (Call 10/11/32)	200	196,128

		403,417

Israel — 0.1%
State of Israel, 2.50%, 01/15/30	200	172,506

Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	150	130,947

Japan — 0.0%
Japan Bank for International Cooperation, 2.75%, 11/16/27	50	46,222

Mexico — 0.3%
Mexico Government International Bond
4.15%, 03/28/27	200	195,952
4.50%, 01/31/50 (Call 07/31/49)	200	159,158
4.60%, 01/23/46	150	121,314
4.75%, 03/08/44	45	37,748
5.55%, 01/21/45	25	23,321
6.05%, 01/11/40	26	25,941

		563,434

Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	150	108,787
6.70%, 01/26/36	45	47,233

		156,020

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	60	56,203
2.78%, 12/01/60 (Call 06/01/60)	20	11,745
2.84%, 06/20/30	5	4,327
3.00%, 01/15/34 (Call 10/15/33)	20	16,248
6.55%, 03/14/37	40	43,585
8.75%, 11/21/33	31	38,560

		170,668

Philippines — 0.2%
Philippine Government International Bond
1.95%, 01/06/32	20	15,916
2.65%, 12/10/45	5	3,243
2.95%, 05/05/45	225	155,718
3.20%, 07/06/46	10	7,111
3.75%, 01/14/29	200	188,454
9.50%, 02/02/30	25	30,936

		401,378

Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	$25	$23,930
4.88%, 10/04/33 (Call 07/04/33)	22	21,349
5.50%, 04/04/53 (Call 10/04/52)	25	24,312
5.75%, 11/16/32 (Call 08/16/32)	50	52,004

		121,595

South Korea — 0.0%
Export-Import Bank of Korea, 2.63%, 05/26/26	50	46,568

Supranational — 1.3%
African Development Bank
0.88%, 03/23/26	165	149,766
4.38%, 11/03/27	50	49,863
Asian Development Bank
0.38%, 09/03/25	150	137,215
0.50%, 02/04/26	165	149,127
0.63%, 10/08/24	30	28,519
0.63%, 04/29/25	140	130,215
1.88%, 01/24/30	35	30,187
2.00%, 01/22/25	5	4,787
2.00%, 04/24/26	5	4,669
2.88%, 05/06/25	15	14,473
5.82%, 06/16/28	5	5,277
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	45	40,541
3.38%, 06/29/25	20	19,373
Council of Europe Development Bank
0.88%, 09/22/26	50	44,690
1.38%, 02/27/25	10	9,461
3.00%, 06/16/25	20	19,283
European Bank for Reconstruction & Development
0.50%, 01/28/26	15	13,564
1.50%, 02/13/25	5	4,745
1.63%, 09/27/24	30	28,816
European Investment Bank
0.38%, 12/15/25	25	22,642
0.75%, 10/26/26	10	8,894
0.75%, 09/23/30	35	27,614
0.88%, 05/17/30	10	8,037
1.25%, 02/14/31	30	24,346
1.63%, 03/14/25	35	33,217
1.63%, 10/09/29	45	38,722
1.63%, 05/13/31	10	8,307
2.13%, 04/13/26(a)	15	14,068
2.50%, 10/15/24	5	4,847
3.25%, 11/15/27	5	4,781
4.88%, 02/15/36	10	10,512
Inter-American Development Bank
0.63%, 07/15/25	45	41,552
0.63%, 09/16/27	50	43,047
0.88%, 04/03/25	60	56,170
0.88%, 04/20/26	70	63,443
1.13%, 07/20/28	10	8,576
1.13%, 01/13/31	20	16,019
1.75%, 03/14/25	5	4,753
2.00%, 06/02/26	10	9,311
2.13%, 01/15/25	5	4,797
2.25%, 06/18/29(a)	25	22,331
2.38%, 07/07/27(a)	35	32,488
3.13%, 09/18/28	40	37,732

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.38%, 01/24/44	$30	$28,740
Inter-American Investment Corp., 4.13%, 02/15/28	10	9,799
International Bank for Reconstruction & Development
0.38%, 07/28/25	10	9,179
0.50%, 10/28/25	45	41,056
0.63%, 04/22/25	210	195,390
0.75%, 03/11/25	20	18,731
0.75%, 08/26/30	60	47,169
0.88%, 07/15/26	10	9,004
0.88%, 05/14/30	50	39,974
1.13%, 09/13/28	100	85,456
1.25%, 02/10/31	40	32,306
1.38%, 04/20/28	55	48,100
1.63%, 01/15/25	55	52,423
1.63%, 11/03/31	50	41,181
1.75%, 10/23/29	10	8,631
1.88%, 10/27/26(a)	39	35,931
2.50%, 07/29/25	60	57,376
2.50%, 11/22/27	15	13,903
2.50%, 03/29/32	5	4,388
3.13%, 06/15/27	20	19,051
3.63%, 09/21/29	5	4,819
International Finance Corp.
0.38%, 07/16/25(a)	5	4,598
0.75%, 10/08/26	50	44,512
0.75%, 08/27/30	10	7,862
1.38%, 10/16/24	5	4,785
2.13%, 04/07/26	35	32,829

		2,327,970

Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	30	28,372
5.10%, 06/18/50	30	28,975
5.75%, 10/28/34 (Call 07/28/34)(a)	60	64,507

		121,854

Total Foreign Government Obligations — 3.1% (Cost: $6,146,041)		5,519,266

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	75	85,675
California State University RB, Class B, 2.72%, 11/01/52	75	49,347
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	29,624
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	30,069
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	20	21,148
State of California GO
2.50%, 10/01/29	50	43,785
3.38%, 04/01/25	25	24,292
State of California GO BAB
7.55%, 04/01/39	50	61,494
7.60%, 11/01/40	100	124,236
University of California RB
Series AD, 4.86%, 05/15/2112	25	21,888
Series BD, 3.35%, 07/01/29	35	32,339

Security	Par (000)	Value

California (continued)
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	$10	$6,749

		530,646

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	21,979

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(a)	50	45,621
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	27,943
State of Illinois GO, 5.10%, 06/01/33	50	48,489
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	43	45,715

		167,768

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	25,688

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	19,706

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	50	50,517

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	48,235
New York City Municipal Water Finance Authority RB, 5.44%, 06/15/43	50	50,778
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,429
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	86,535
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	50	33,388
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	50,272

		284,637

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	66,155
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	24,068

		90,223

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	50,334

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	72,123

Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	24,296
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	35,226
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	30,033
State of Texas GO BAB, 5.52%, 04/01/39	65	67,869

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	$15	$14,993
5.17%, 04/01/41	15	15,009

		187,426

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	19,262

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	44,551

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	22,385

Total Municipal Debt Obligations — 0.9% (Cost: $1,885,899)		1,587,245

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 3.2%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	9,659
Federal Home Loan Banks
0.38%, 09/04/25	10	9,146
0.50%, 04/14/25	10	9,297
1.50%, 08/15/24	30	28,916
3.13%, 09/12/25	10	9,616
3.25%, 06/09/28	90	85,564
3.25%, 11/16/28	990	941,460
5.50%, 07/15/36	35	38,556
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	256,666
Federal National Mortgage Association
0.63%, 04/22/25	500	466,015
0.88%, 08/05/30	500	396,765
1.63%, 01/07/25	985	938,951
1.75%, 07/02/24	250	242,438
1.88%, 09/24/26	475	438,900
2.63%, 09/06/24	330	321,403
5.63%, 07/15/37	286	319,945
6.25%, 05/15/29	50	54,762
6.63%, 11/15/30	100	113,849
7.25%, 05/15/30	35	40,849
Tennessee Valley Authority
3.50%, 12/15/42	72	58,170
5.25%, 09/15/39	220	226,391
5.50%, 06/15/38	10	10,648
5.88%, 04/01/36	50	55,501
6.15%, 01/15/38	285	321,477
7.13%, 05/01/30	190	217,214
Series A, 2.88%, 02/01/27	100	94,426

		5,706,584

U.S. Government Obligations — 55.3%
U.S. Treasury Note/Bond
0.25%, 05/31/25	300	276,410
0.25%, 06/30/25(a)	300	275,684
0.25%, 07/31/25	250	228,945
0.25%, 08/31/25	30	27,293
0.25%, 09/30/25	400	364,406
0.25%, 10/31/25	300	272,320
0.38%, 08/15/24	50	47,672
0.38%, 09/15/24	500	475,020

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 04/30/25	$400	$370,625
0.38%, 11/30/25	400	363,031
0.38%, 12/31/25	350	317,078
0.38%, 01/31/26	400	360,969
0.38%, 07/31/27	350	299,988
0.38%, 09/30/27	500	426,133
0.50%, 03/31/25	400	372,516
0.50%, 02/28/26	550	496,590
0.50%, 06/30/27	450	388,828
0.50%, 08/31/27	600	515,531
0.50%, 10/31/27	500	427,227
0.63%, 07/31/26	300	268,289
0.63%, 03/31/27	100	87,523
0.63%, 11/30/27	300	257,109
0.63%, 12/31/27	610	521,455
0.63%, 05/15/30	350	277,594
0.63%, 08/15/30	775	610,676
0.75%, 11/15/24	560	530,687
0.75%, 03/31/26	400	363,031
0.75%, 04/30/26	700	633,062
0.75%, 05/31/26	400	360,750
0.75%, 08/31/26	300	268,617
0.75%, 01/31/28	850	728,941
0.88%, 06/30/26	500	451,953
0.88%, 09/30/26	500	448,633
1.00%, 12/15/24	480	454,912
1.00%, 07/31/28	700	599,102
1.13%, 01/15/25	200	189,344
1.13%, 10/31/26	400	360,594
1.13%, 02/28/27	300	268,219
1.13%, 02/29/28	400	348,188
1.13%, 08/31/28	300	257,836
1.13%, 02/15/31	1,000	812,344
1.13%, 05/15/40	300	185,625
1.13%, 08/15/40	510	312,933
1.25%, 08/31/24	50	47,998
1.25%, 11/30/26	700	632,187
1.25%, 12/31/26	700	631,312
1.25%, 03/31/28	400	349,531
1.25%, 04/30/28	200	174,406
1.25%, 05/31/28	550	478,758
1.25%, 06/30/28	680	590,750
1.25%, 09/30/28	800	690,375
1.25%, 08/15/31	1,100	888,250
1.25%, 05/15/50	390	203,836
1.38%, 01/31/25	400	379,516
1.38%, 10/31/28	600	520,078
1.38%, 11/15/31	1,620	1,312,959
1.38%, 11/15/40	780	497,737
1.38%, 08/15/50	1,150	621,359
1.50%, 09/30/24	400	384,031
1.50%, 10/31/24	300	287,285
1.50%, 11/30/24	500	477,402
1.50%, 02/15/25	250	237,314
1.50%, 08/15/26	630	577,484
1.50%, 01/31/27	400	362,844
1.50%, 11/30/28	500	435,508
1.63%, 02/15/26	400	371,813
1.63%, 05/15/26	400	369,938
1.63%, 09/30/26	300	275,484

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 10/31/26	$300	$274,734
1.63%, 11/30/26	300	274,313
1.63%, 05/15/31	920	770,500
1.63%, 11/15/50	760	439,375
1.75%, 12/31/24	400	382,313
1.75%, 03/15/25	200	190,195
1.75%, 01/31/29	600	527,531
1.75%, 08/15/41	780	523,941
1.88%, 08/31/24	50	48,299
1.88%, 07/31/26	200	185,563
1.88%, 02/28/27	500	458,711
1.88%, 02/28/29	300	265,289
1.88%, 02/15/32	1,300	1,092,609
1.88%, 02/15/41	850	589,555
1.88%, 02/15/51	500	308,359
1.88%, 11/15/51	630	387,056
2.00%, 02/15/25	575	549,889
2.00%, 08/15/25	400	378,625
2.00%, 11/15/26	650	601,859
2.00%, 11/15/41	500	349,844
2.00%, 02/15/50	580	371,291
2.00%, 08/15/51	700	444,281
2.13%, 09/30/24	200	193,281
2.13%, 11/30/24	290	279,091
2.13%, 05/15/25	250	238,320
2.13%, 05/31/26	500	468,477
2.25%, 11/15/24	400	385,859
2.25%, 12/31/24	400	384,859
2.25%, 11/15/25	350	331,543
2.25%, 03/31/26	500	471,406
2.25%, 02/15/27	300	278,930
2.25%, 08/15/27	250	230,801
2.25%, 11/15/27	400	367,813
2.25%, 05/15/41	750	552,422
2.25%, 08/15/46	265	182,477
2.25%, 02/15/52	680	458,787
2.38%, 08/15/24	50	48,590
2.38%, 04/30/26	500	472,227
2.38%, 05/15/27	500	465,352
2.38%, 03/31/29	900	816,047
2.38%, 05/15/29	500	452,891
2.38%, 02/15/42	550	409,062
2.38%, 05/15/51	470	326,650
2.50%, 01/31/25	400	385,516
2.50%, 03/31/27	400	374,781
2.50%, 02/15/45	395	289,831
2.50%, 02/15/46	300	218,016
2.50%, 05/15/46	260	188,744
2.63%, 04/15/25	500	481,250
2.63%, 05/31/27	400	375,469
2.63%, 07/31/29	400	366,313
2.75%, 02/28/25	400	386,438
2.75%, 05/15/25	400	385,375
2.75%, 08/31/25	200	191,961
2.75%, 04/30/27	400	377,563
2.75%, 07/31/27	600	564,844
2.75%, 02/15/28	300	281,016
2.75%, 05/31/29	402	370,884
2.75%, 08/15/32	700	628,359
2.75%, 08/15/42	190	149,328

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 11/15/42	$300	$235,078
2.75%, 08/15/47	200	151,531
2.75%, 11/15/47	620	469,359
2.88%, 04/30/25	400	386,328
2.88%, 05/31/25	230	221,887
2.88%, 06/15/25	400	385,828
2.88%, 07/31/25	200	192,617
2.88%, 11/30/25	200	192,016
2.88%, 05/15/28	200	187,984
2.88%, 08/15/28	500	468,789
2.88%, 04/30/29	300	279,188
2.88%, 05/15/32	700	636,125
2.88%, 05/15/43	400	318,375
2.88%, 08/15/45	200	156,344
2.88%, 11/15/46	150	116,625
2.88%, 05/15/49	300	232,594
2.88%, 05/15/52	570	442,462
3.00%, 07/15/25	400	386,281
3.00%, 09/30/25	200	192,781
3.00%, 10/31/25	400	385,281
3.00%, 05/15/42	200	164,031
3.00%, 11/15/44	200	160,844
3.00%, 05/15/45	200	160,156
3.00%, 11/15/45	140	111,803
3.00%, 02/15/47	200	158,969
3.00%, 05/15/47	100	79,469
3.00%, 02/15/48	770	611,067
3.00%, 08/15/48	300	238,031
3.00%, 02/15/49	150	119,039
3.00%, 08/15/52	870	693,417
3.13%, 08/15/25	400	386,922
3.13%, 08/31/27	600	572,578
3.13%, 11/15/28	600	568,078
3.13%, 08/31/29	250	235,254
3.13%, 02/15/43	820	680,728
3.13%, 08/15/44	300	246,656
3.13%, 05/15/48	350	284,211
3.25%, 08/31/24	50	48,965
3.25%, 06/30/27	600	576,047
3.25%, 06/30/29	250	237,051
3.25%, 05/15/42	400	341,500
3.38%, 05/15/33	1,300	1,224,844
3.38%, 08/15/42	450	390,445
3.38%, 11/15/48	820	696,744
3.50%, 09/15/25	300	292,172
3.50%, 01/31/28	1,400	1,354,062
3.50%, 04/30/28	1,000	966,875
3.50%, 01/31/30	800	767,312
3.50%, 04/30/30	1,100	1,054,625
3.50%, 02/15/33	1,600	1,523,750
3.63%, 05/15/26	400	390,125
3.63%, 03/31/28	1,000	972,109
3.63%, 05/31/28	700	680,859
3.63%, 03/31/30	200	193,188
3.63%, 08/15/43	300	267,938
3.63%, 02/15/53	410	369,384
3.63%, 05/15/53	750	676,406
3.75%, 04/15/26	400	391,344
3.75%, 05/31/30	300	291,891
3.75%, 06/30/30	300	291,891

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.88%, 03/31/25	$2,000	$1,963,750
3.88%, 04/30/25	1,500	1,472,637
3.88%, 01/15/26	500	490,547
3.88%, 11/30/27(a)	200	196,344
3.88%, 12/31/27	300	294,539
3.88%, 09/30/29	200	195,953
3.88%, 11/30/29	200	195,969
3.88%, 12/31/29	700	685,836
3.88%, 08/15/33	420	412,453
3.88%, 02/15/43	750	697,734
3.88%, 05/15/43	350	325,500
4.00%, 12/15/25	700	688,680
4.00%, 02/15/26	500	492,109
4.00%, 02/29/28	1,100	1,086,508
4.00%, 06/30/28	400	395,250
4.00%, 10/31/29	200	197,313
4.00%, 02/28/30	900	888,469
4.00%, 07/31/30	600	592,875
4.00%, 11/15/42	300	284,578
4.00%, 11/15/52	650	627,250
4.13%, 06/15/26	500	494,219
4.13%, 09/30/27	600	594,469
4.13%, 07/31/28(a)	1,100	1,093,641
4.13%, 08/31/30	300	298,734
4.13%, 11/15/32	450	449,789
4.13%, 08/15/53	120	118,388
4.25%, 12/31/24	200	197,523
4.25%, 05/31/25	450	444,463
4.25%, 10/15/25	400	395,500
4.38%, 10/31/24	500	494,746
4.38%, 08/15/26	500	497,695
4.38%, 08/31/28	500	503,047
4.38%, 02/15/38	340	348,075
4.38%, 08/15/43	250	249,336
4.50%, 11/15/25	700	695,625
4.50%, 05/15/38	200	207,125
4.50%, 08/15/39	200	206,063
4.63%, 02/28/25	800	794,406
4.63%, 03/15/26	300	299,789
4.75%, 06/30/25	1,000	994,414
4.75%, 07/31/25	500	498,633

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.75%, 07/15/26	$400	$399,312
4.75%, 02/15/37	60	64,069
5.00%, 05/15/37	90	98,381
6.50%, 11/15/26	100	105,648
6.88%, 08/15/25	300	310,453

		99,492,633

Total U.S. Government & Agency Obligations — 58.5% (Cost: $115,990,733)		105,199,217

Total Long-Term Investments — 98.8% (Cost: $196,286,377)		177,544,945

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(g)(h)(i)	4,877	4,877,197

Total Short-Term Securities — 2.7% (Cost: $4,877,197)		4,877,197

Total Investments — 101.5% (Cost: $201,163,574)		182,422,142

Liabilities in Excess of Other Assets — (1.5)%		(2,709,654)

Net Assets — 100.0%		$179,712,488

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,750,845	$2,126,352	(a)	$—	$—	$—	$4,877,197	4,877	$20,834	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$65,239,217	$—	$65,239,217
Foreign Government Obligations	—	5,519,266	—	5,519,266
Municipal Debt Obligations	—	1,587,245	—	1,587,245
U.S. Government & Agency Obligations	—	105,199,217	—	105,199,217
Short-Term Securities
Money Market Funds	4,877,197	—	—	4,877,197

	$4,877,197	$177,544,945	$—	$182,422,142

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$145	$117,090
4.65%, 10/01/28 (Call 07/01/28)	125	119,594
4.75%, 03/30/30 (Call 12/30/29)	200	190,716
5.38%, 06/15/33 (Call 03/15/33)	60	57,910
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	130	107,754
2.60%, 08/01/31 (Call 05/01/31)	210	171,803
3.60%, 04/15/26 (Call 01/15/26)	393	375,948
3.65%, 11/01/24 (Call 08/01/24)	260	253,952
4.20%, 06/01/30 (Call 03/01/30)	200	184,642
WPP Finance 2010, 3.75%, 09/19/24	150	145,842

		1,725,251

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	1,235	1,139,473
2.25%, 06/15/26 (Call 03/15/26)	95	87,016
2.60%, 10/30/25 (Call 07/30/25)	70	65,669
2.70%, 02/01/27 (Call 12/01/26)	330	301,709
2.75%, 02/01/26 (Call 01/01/26)	285	267,356
2.80%, 03/01/27 (Call 12/01/26)	150	137,039
2.85%, 10/30/24 (Call 07/30/24)	118	113,797
2.95%, 02/01/30 (Call 11/01/29)	235	203,400
3.10%, 05/01/26 (Call 03/01/26)	180	169,484
3.20%, 03/01/29 (Call 12/01/28)	208	186,963
3.25%, 02/01/28 (Call 12/01/27)	90	82,485
3.25%, 03/01/28 (Call 12/01/27)	160	145,757
3.45%, 11/01/28 (Call 08/01/28)	135	123,647
3.63%, 02/01/31 (Call 11/01/30)	375	334,796
4.88%, 05/01/25 (Call 04/01/25)	754	743,436
5.04%, 05/01/27 (Call 03/01/27)	615	607,891
5.15%, 05/01/30 (Call 02/01/30)	978	961,941
6.13%, 02/15/33	35	36,240
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	130	117,402
2.13%, 08/15/26 (Call 05/15/26)	190	175,507
2.25%, 06/01/31 (Call 03/01/31)	90	75,200
2.38%, 11/15/24 (Call 09/15/24)	65	62,628
2.63%, 11/15/27 (Call 08/15/27)	61	55,679
3.25%, 04/01/25 (Call 03/01/25)	241	233,529
3.50%, 05/15/25 (Call 03/15/25)	250	242,768
3.50%, 04/01/27 (Call 02/01/27)	140	133,272
3.63%, 04/01/30 (Call 01/01/30)	282	262,370
3.75%, 05/15/28 (Call 02/15/28)	305	291,339
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	15	14,876
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	15	14,096
4.95%, 08/15/25 (Call 05/15/25)	70	68,144
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	140	110,212
2.90%, 12/15/29 (Call 09/15/29)	170	147,897
3.83%, 04/27/25 (Call 01/27/25)	260	253,040
3.85%, 12/15/26 (Call 09/15/26)	190	181,420
4.40%, 06/15/28 (Call 03/15/28)	313	300,885
5.40%, 01/15/27	235	235,557
5.40%, 07/31/33 (Call 04/30/33)	220	220,400
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	110	91,208

Security	Par (000)	Value

Aerospace & Defense (continued)
3.55%, 01/15/26 (Call 10/15/25)	$439	$424,825
3.90%, 06/15/32 (Call 03/15/32)	195	181,106
4.95%, 10/15/25 (Call 09/15/25)	80	79,790
5.10%, 11/15/27 (Call 10/15/27)	315	318,402
5.25%, 01/15/33 (Call 10/15/32)	210	215,313
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	307	296,700
3.20%, 02/01/27 (Call 11/01/26)	239	225,647
3.25%, 01/15/28 (Call 10/15/27)	380	353,867
4.40%, 05/01/30 (Call 02/01/30)	225	216,290
4.70%, 03/15/33 (Call 12/15/32)	355	343,686
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	200	156,566
2.25%, 07/01/30 (Call 04/01/30)	250	207,390
2.38%, 03/15/32 (Call 12/15/31)	220	176,867
2.65%, 11/01/26 (Call 08/01/26)	135	125,222
3.13%, 05/04/27 (Call 02/04/27)	268	249,765
3.50%, 03/15/27 (Call 12/15/26)	470	443,751
3.95%, 08/16/25 (Call 06/16/25)	562	546,455
4.13%, 11/16/28 (Call 08/16/28)	765	729,894
5.00%, 02/27/26 (Call 01/27/26)	120	119,448
5.15%, 02/27/33 (Call 11/27/32)	320	316,029
7.20%, 08/15/27	5	5,342
7.50%, 09/15/29	20	22,334

		14,750,217

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	295	279,471
2.45%, 02/04/32 (Call 11/04/31)	345	269,207
2.63%, 09/16/26 (Call 06/16/26)	213	197,485
3.40%, 05/06/30 (Call 02/06/30)	140	123,122
4.40%, 02/14/26 (Call 12/14/25)	215	210,283
4.80%, 02/14/29 (Call 11/14/28)	216	209,289
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	423	397,079
2.90%, 03/01/32 (Call 12/01/31)	130	112,143
3.25%, 03/27/30 (Call 12/27/29)	200	181,844
4.50%, 08/15/33 (Call 05/15/33)(a)	25	24,159
5.94%, 10/01/32	100	106,476
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	330	283,988
2.73%, 03/25/31 (Call 12/25/30)	250	197,873
2.79%, 09/06/24 (Call 08/06/24)	220	213,442
3.22%, 08/15/24 (Call 06/15/24)	281	274,118
3.22%, 09/06/26 (Call 07/06/26)	181	168,983
3.46%, 09/06/29 (Call 06/06/29)	170	148,247
3.56%, 08/15/27 (Call 05/15/27)	203	188,258
4.70%, 04/02/27 (Call 02/02/27)	375	363,506
4.74%, 03/16/32 (Call 12/16/31)	161	145,333
4.91%, 04/02/30 (Call 01/02/30)	190	178,860
6.34%, 08/02/30 (Call 06/02/30)	300	301,950
6.42%, 08/02/33 (Call 05/02/33)	265	264,406
7.75%, 10/19/32 (Call 07/19/32)	140	151,805
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	380	344,155
4.45%, 03/16/28 (Call 02/16/28)	225	213,415
5.93%, 02/02/29	300	298,806
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	220	203,733
2.75%, 05/14/31 (Call 02/14/31)	240	200,784

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.25%, 08/15/26 (Call 05/15/26)	$95	$89,435
3.75%, 09/25/27 (Call 06/25/27)	157	147,786
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	200	179,092
1.50%, 05/01/25 (Call 04/01/25)	251	235,704
1.75%, 11/01/30 (Call 08/01/30)	210	164,533
2.10%, 05/01/30 (Call 02/01/30)	170	139,403
2.75%, 02/25/26 (Call 11/25/25)	190	179,208
3.13%, 08/17/27 (Call 05/17/27)	120	111,758
3.13%, 03/02/28 (Call 12/02/27)	115	105,561
3.25%, 11/10/24	163	158,725
3.38%, 08/11/25 (Call 05/11/25)	240	231,461
3.38%, 08/15/29 (Call 05/15/29)	221	198,657
4.88%, 02/13/26	350	346,587
4.88%, 02/15/28 (Call 01/15/28)	255	251,407
5.00%, 11/17/25	195	193,805
5.13%, 11/15/24	215	213,944
5.13%, 11/17/27 (Call 10/17/27)	465	463,842
5.13%, 02/15/30 (Call 12/15/29)	265	261,960
5.38%, 02/15/33 (Call 11/15/32)	390	385,031
5.63%, 11/17/29 (Call 09/17/29)	360	363,276
5.75%, 11/17/32 (Call 08/17/32)	270	273,583
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	421	411,852

		11,358,830

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	40	37,332
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	47	43,247
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	195	176,649
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	52	46,748
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	27	25,045
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	106	94,939
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	69	66,905
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%, 05/15/34(a)	134	122,702
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	160	135,064
3.00%, 11/15/26 (Call 08/15/26)	200	186,302
3.45%, 11/16/27 (Call 08/16/27)	30	27,728
5.13%, 06/15/27 (Call 04/15/27)	430	424,616
5.25%, 05/04/25 (Call 04/04/25)	320	317,754
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	108	103,612
Series 2014-1, Class A, 4.00%, 10/11/27	29	27,758
Series 2014-2, Class A, 3.75%, 03/03/28	168	157,865
Series 2016-1, Class AA, 3.10%, 01/07/30	99	89,469
Series 2016-2, Class AA, 2.88%, 04/07/30	36	31,412
Series 2018-1, Class AA, 3.50%, 09/01/31	27	24,601
Series 2019, Class AA, 4.15%, 02/25/33	33	30,133
Series 2020-1, Class A, 5.88%, 04/15/29	482	480,007
Series 2020-1, Class B, 4.88%, 07/15/27	81	78,463

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust, 5.80%, 07/15/37	$266	$265,197

		2,993,548

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	425	393,669
2.40%, 03/27/25 (Call 02/27/25)	123	117,773
2.75%, 03/27/27 (Call 01/27/27)	378	353,116
2.85%, 03/27/30 (Call 12/27/29)	404	360,134
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	195	188,612
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	185	162,637
3.75%, 09/15/25 (Call 07/15/25)	140	135,607
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	100	76,682
4.13%, 07/15/27 (Call 04/15/27)	92	85,904
4.25%, 04/01/25 (Call 01/01/25)	20	19,446
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	190	179,320
2.80%, 04/23/27 (Call 02/23/27)	195	177,124
2.95%, 04/23/30 (Call 01/23/30)	190	157,692

		2,407,716

Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.00%, 09/10/25	70	64,165
1.20%, 07/08/25	195	180,751
1.30%, 09/09/26	205	182,924
1.50%, 01/13/25	130	123,299
1.80%, 01/13/31	70	56,079
2.00%, 03/24/28	170	148,738
2.15%, 09/10/24	63	60,815
2.25%, 01/12/29	240	209,066
2.30%, 09/09/26	250	229,795
2.35%, 01/08/27	205	187,622
3.50%, 02/15/28	205	192,466
4.60%, 04/17/30	120	116,705
4.70%, 01/12/28	140	138,207
4.75%, 01/12/26	25	24,752
5.00%, 05/23/25	70	69,380
5.13%, 07/07/28	110	110,102
5.25%, 07/07/26	110	110,176
Series A, 4.60%, 04/17/25	150	148,078
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	110	100,720
1.50%, 09/01/30 (Call 06/01/30)	250	200,935
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	175	164,913
5.00%, 10/01/28 (Call 07/01/28)	182	176,538
5.40%, 10/15/29 (Call 08/15/29)	195	188,495
5.60%, 10/15/32 (Call 07/15/32)(a)	315	303,937
6.13%, 10/01/25 (Call 09/01/25)	473	475,261
6.80%, 10/01/27 (Call 08/01/27)	140	144,325
General Motors Financial Co. Inc.
1.20%, 10/15/24	130	123,336
1.25%, 01/08/26 (Call 12/08/25)	265	238,034
1.50%, 06/10/26 (Call 05/10/26)	170	150,906
2.35%, 02/26/27 (Call 01/26/27)	355	315,659
2.35%, 01/08/31 (Call 10/08/30)	178	138,258
2.40%, 04/10/28 (Call 02/10/28)	180	155,398
2.40%, 10/15/28 (Call 08/15/28)	250	211,485

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 08/20/27 (Call 06/20/27)	$125	$111,171
2.70%, 06/10/31 (Call 03/10/31)	255	201,185
2.75%, 06/20/25 (Call 05/20/25)	370	349,520
2.90%, 02/26/25 (Call 01/26/25)	438	418,399
3.10%, 01/12/32 (Call 10/12/31)	300	239,751
3.50%, 11/07/24 (Call 09/07/24)	255	247,676
3.60%, 06/21/30 (Call 03/21/30)	296	254,208
3.80%, 04/07/25	160	154,571
3.85%, 01/05/28 (Call 10/05/27)	90	82,949
4.00%, 01/15/25 (Call 10/15/24)	306	297,481
4.00%, 10/06/26 (Call 07/06/26)	215	203,171
4.30%, 07/13/25 (Call 04/13/25)	20	19,426
4.30%, 04/06/29 (Call 02/06/29)	230	210,257
4.35%, 04/09/25 (Call 02/09/25)	400	390,596
4.35%, 01/17/27 (Call 10/17/26)	287	273,063
5.00%, 04/09/27 (Call 03/09/27)	290	282,440
5.25%, 03/01/26 (Call 12/01/25)	332	327,090
5.40%, 04/06/26	175	172,858
5.65%, 01/17/29 (Call 10/17/28)	85	83,560
5.80%, 06/23/28 (Call 05/23/28)	135	133,869
5.85%, 04/06/30 (Call 02/06/30)	220	215,072
6.00%, 01/09/28 (Call 12/09/27)	220	220,502
6.05%, 10/10/25	265	265,350
6.40%, 01/09/33 (Call 10/09/32)(a)	250	251,915
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	70	66,907
2.97%, 03/10/32 (Call 12/10/31)	250	218,225
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	350	426,881
PACCAR Financial Corp.
0.90%, 11/08/24	10	9,487
1.10%, 05/11/26	105	94,976
1.80%, 02/06/25	135	128,494
2.00%, 02/04/27	160	145,075
2.85%, 04/07/25	80	76,974
3.55%, 08/11/25	35	34,011
4.45%, 03/30/26	150	148,690
4.60%, 01/10/28	160	158,701
4.95%, 10/03/25	180	179,422
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	350	318,776
2.36%, 03/25/31 (Call 12/25/30)	128	107,656
2.76%, 07/02/29	70	62,873
3.67%, 07/20/28	70	66,690
5.12%, 07/13/28 (Call 06/13/28)	75	75,729
5.12%, 07/13/33 (Call 04/13/33)	75	75,788
5.28%, 07/13/26 (Call 06/13/26)	60	60,314
Toyota Motor Credit Corp.
0.63%, 09/13/24	325	309,325
0.80%, 10/16/25	55	50,161
0.80%, 01/09/26	50	45,307
1.13%, 06/18/26	300	269,613
1.15%, 08/13/27	10	8,651
1.45%, 01/13/25	170	161,400
1.65%, 01/10/31	130	103,635
1.80%, 02/13/25	270	256,673
1.90%, 01/13/27	185	167,347
1.90%, 04/06/28	230	202,922
1.90%, 09/12/31	205	163,895
2.00%, 10/07/24	147	141,593

Security	Par (000)	Value

Auto Manufacturers (continued)
2.15%, 02/13/30	$35	$29,706
2.40%, 01/13/32	25	20,669
3.00%, 04/01/25	427	412,128
3.05%, 03/22/27	400	375,384
3.05%, 01/11/28	180	167,094
3.20%, 01/11/27	230	217,090
3.38%, 04/01/30	380	345,606
3.40%, 04/14/25	205	199,065
3.65%, 08/18/25	175	169,841
3.65%, 01/08/29	50	47,184
3.95%, 06/30/25	150	146,515
4.40%, 09/20/24	70	69,236
4.45%, 05/18/26	185	182,464
4.45%, 06/29/29	200	196,100
4.55%, 09/20/27	120	118,169
4.55%, 05/17/30	160	155,837
4.63%, 01/12/28	145	143,582
4.70%, 01/12/33	105	102,941
4.80%, 01/10/25	80	79,489
5.00%, 08/14/26	300	299,898
5.40%, 11/10/25	145	145,739
5.45%, 11/10/27	240	244,406

		19,051,734

Auto Parts & Equipment — 0.1%
Aptiv PLC
2.40%, 02/18/25 (Call 09/11/23)	15	14,283
3.25%, 03/01/32 (Call 12/01/31)	165	139,770
4.35%, 03/15/29 (Call 12/15/28)	70	67,475
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	318	288,159
3.38%, 03/15/25 (Call 12/15/24)	225	217,170
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	75	58,480
3.50%, 05/30/30 (Call 02/28/30)	80	69,858
3.80%, 09/15/27 (Call 06/15/27)	128	119,878
4.25%, 05/15/29 (Call 02/15/29)	125	116,171
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	75	63,136
4.15%, 10/01/25 (Call 07/01/25)	223	216,694
5.50%, 03/21/33 (Call 12/21/32)	90	91,117

		1,462,191

Banks — 9.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	65	62,868
5.09%, 12/08/25	250	248,877
5.38%, 07/03/25	300	300,159
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	385	351,205
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)	360	357,008
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	225	197,662
1.85%, 03/25/26	425	384,077
2.75%, 05/28/25	260	246,082
2.75%, 12/03/30	315	243,971
2.96%, 03/25/31	220	180,932
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(b)	225	176,398

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.31%, 06/27/29	$285	$252,205
3.49%, 05/28/30	240	207,694
3.80%, 02/23/28	215	196,860
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	285	266,988
4.25%, 04/11/27	225	212,749
4.38%, 04/12/28	275	258,288
5.15%, 08/18/25	200	196,748
5.18%, 11/19/25	385	376,418
5.29%, 08/18/27	265	259,538
5.59%, 08/08/28	400	396,508
6.92%, 08/08/33	200	200,076
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(b)	355	336,025
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	563	510,247
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	680	625,600
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(b)	515	487,097
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	1,225	1,096,228
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	540	425,693
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	535	419,098
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(b)	310	292,401
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	665	566,959
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	800	630,824
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)	513	493,003
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	365	277,455
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	765	635,769
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	510	461,351
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	715	573,001
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	945	786,665
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	975	796,897
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	483	413,960
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	1,080	888,592
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(b)	341	330,422
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	530	465,340
3.25%, 10/21/27 (Call 10/21/26)	701	653,003
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(b)	435	419,292
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	720	692,093

Security	Par (000)	Value

Banks (continued)
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	$1,153	$1,056,713
3.50%, 04/19/26	648	616,591
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	628	594,986
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	480	446,472
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	466	436,069
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	525	494,833
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(b)	485	410,683
3.88%, 08/01/25	415	403,803
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	506	472,078
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	617	567,874
4.00%, 01/22/25	566	551,895
4.25%, 10/22/26	552	529,616
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	590	556,576
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	460	441,126
4.45%, 03/03/26	452	439,434
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	1,070	990,841
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	485	475,926
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	605	592,162
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	1,035	995,287
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	850	838,831
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	775	762,863
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	1,105	1,078,491
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	395	404,279
Series L, 3.95%, 04/21/25	590	571,486
Series L, 4.18%, 11/25/27 (Call 11/25/26)	542	514,391
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	655	591,635
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	400	327,912
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	250	251,285
5.65%, 08/18/25 (Call 07/18/25)	250	250,975
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	205	183,979
1.25%, 09/15/26	450	398,718
1.50%, 01/10/25	415	392,652
1.85%, 05/01/25	340	319,423
2.65%, 03/08/27	410	374,203
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(b)	210	162,032
3.70%, 06/07/25	375	362,396

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	$275	$242,866
5.20%, 12/12/24	265	263,519
5.20%, 02/01/28 (Call 01/01/28)	445	441,404
5.30%, 06/05/26	120	119,556
Series H, 4.25%, 09/14/24	75	73,810
Series H, 4.70%, 09/14/27 (Call 08/14/27)	260	253,695
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	100	90,216
1.05%, 10/15/26 (Call 09/15/26)	205	180,351
1.60%, 04/24/25 (Call 03/24/25)	254	238,564
1.65%, 07/14/28 (Call 05/14/28)	139	118,702
1.65%, 01/28/31 (Call 10/28/30)	150	119,369
1.80%, 07/28/31 (Call 04/28/31)	175	137,685
2.05%, 01/26/27 (Call 12/26/26)	240	216,797
2.10%, 10/24/24	15	14,459
2.45%, 08/17/26 (Call 05/17/26)	177	163,890
2.50%, 01/26/32 (Call 10/26/31)	235	191,053
2.80%, 05/04/26 (Call 02/04/26)	297	278,847
3.00%, 10/30/28 (Call 07/30/28)	125	112,285
3.25%, 09/11/24 (Call 08/11/24)	205	200,064
3.25%, 05/16/27 (Call 02/16/27)	135	126,668
3.30%, 08/23/29 (Call 05/23/29)	434	387,506
3.35%, 04/25/25 (Call 03/25/25)	240	231,682
3.40%, 01/29/28 (Call 10/29/27)	266	247,931
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	216	203,420
3.85%, 04/28/28	195	185,597
3.85%, 04/26/29 (Call 02/26/29)	155	146,179
3.95%, 11/18/25 (Call 10/18/25)	157	151,792
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(b)	190	181,530
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(b)	70	64,374
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(b)	120	117,380
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	115	111,644
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(b)	95	91,088
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(b)	225	211,774
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	205	201,734
4.97%, 04/26/34, (1-day SOFR + 1.606%)(b)	180	172,811
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(b)	250	252,845
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	180	184,412
Series G, 3.00%, 02/24/25 (Call 01/24/25)	195	187,871
Series J, 0.85%, 10/25/24 (Call 09/25/24)	225	213,129
Series J, 1.90%, 01/25/29 (Call 11/25/28)	120	101,560
Bank of Nova Scotia (The)
1.05%, 03/02/26	305	273,478
1.30%, 06/11/25	440	407,554
1.30%, 09/15/26	295	261,243
1.35%, 06/24/26	275	245,732
1.45%, 01/10/25	280	264,813
1.95%, 02/02/27	105	93,895
2.15%, 08/01/31	75	59,638

Security	Par (000)	Value

Banks (continued)
2.20%, 02/03/25	$390	$371,576
2.45%, 02/02/32	185	149,981
2.70%, 08/03/26	250	232,285
2.95%, 03/11/27	195	179,876
3.45%, 04/11/25	340	328,403
4.50%, 12/16/25	334	323,713
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(b)	235	202,558
4.75%, 02/02/26	180	176,854
4.85%, 02/01/30	235	227,348
5.25%, 12/06/24	40	39,786
5.25%, 06/12/28	245	242,815
5.45%, 06/12/25	270	268,618
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(b)	110	84,709
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	185	174,577
5.13%, 06/11/30 (Call 03/11/30)	60	51,223
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	440	390,883
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(b)	220	175,171
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	200	156,438
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(b)	250	236,305
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(b)	335	261,149
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(b)	200	158,646
3.65%, 03/16/25	525	506,562
4.34%, 01/10/28 (Call 01/10/27)	305	287,539
4.38%, 09/11/24	305	298,333
4.38%, 01/12/26	550	530,161
4.84%, 05/09/28 (Call 05/07/27)	380	351,872
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	355	337,193
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(b)	340	311,263
5.20%, 05/12/26	535	519,522
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	220	216,671
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(b)	565	550,796
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(b)	265	254,013
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(b)	605	599,743
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(b)	200	197,582
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(b)	400	399,252
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(b)	300	306,750
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	370	385,259
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(b)	375	400,890
BNP Paribas SA, 4.25%, 10/15/24	200	195,756

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BPCE SA, 3.38%, 12/02/26	$252	$234,965
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(b)	10	9,200
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	40	36,470
1.00%, 10/18/24	230	218,194
1.25%, 06/22/26	373	332,515
2.25%, 01/28/25	310	295,644
3.30%, 04/07/25	380	366,202
3.45%, 04/07/27	345	322,230
3.60%, 04/07/32 (Call 03/07/32)	125	111,276
3.95%, 08/04/25	250	242,217
5.00%, 04/28/28 (Call 03/28/28)	255	249,767
5.14%, 04/28/25	175	173,584
5.61%, 07/17/26	75	75,182
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25), (1-day SOFR + 0.911%)(b)	60	56,720
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	550	492,778
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)	125	118,231
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	645	574,340
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(b)	395	373,765
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	355	281,164
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	775	623,449
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	761	628,479
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	515	431,143
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	498	428,180
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	715	588,945
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	315	289,258
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	1,168	1,117,788
3.20%, 10/21/26 (Call 07/21/26)	790	736,722
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	255	244,984
3.30%, 04/27/25	424	409,609
3.40%, 05/01/26	573	542,241
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	490	451,736
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	651	605,482
3.70%, 01/12/26	518	496,622
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	835	726,550
3.88%, 03/26/25	260	251,966
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	670	632,936
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	650	598,227

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	$401	$375,990
4.13%, 07/25/28	495	461,682
4.30%, 11/20/26	277	265,784
4.40%, 06/10/25	451	439,761
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	1,290	1,197,597
4.45%, 09/29/27	747	714,065
4.60%, 03/09/26	360	350,381
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	310	301,831
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	595	565,946
5.50%, 09/13/25	404	401,782
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	555	552,458
5.88%, 02/22/33	105	104,660
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(b)	145	144,675
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	560	583,621
6.63%, 01/15/28	45	47,480
6.63%, 06/15/32	320	333,453
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	325	301,343
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)	270	251,645
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	260	241,865
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	87	69,879
2.64%, 09/30/32 (Call 07/02/32)	105	76,545
2.85%, 07/27/26 (Call 04/27/26)	145	131,469
3.25%, 04/30/30 (Call 01/30/30)	130	108,765
4.30%, 12/03/25 (Call 11/03/25)	145	136,970
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(b)	50	44,119
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	140	120,484
Commonwealth Bank of Australia/New York NY, 5.32%, 03/13/26	335	336,253
Cooperatieve Rabobank UA
3.75%, 07/21/26	320	300,483
5.50%, 07/18/25	20	20,007
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	295	279,182
Credit Suisse AG, 7.95%, 01/09/25	55	56,139
Credit Suisse AG/New York
1.25%, 08/07/26	360	316,004
2.95%, 04/09/25	530	503,389
3.63%, 09/09/24	715	696,288
3.70%, 02/21/25	390	376,210
5.00%, 07/09/27	400	389,724
7.50%, 02/15/28	420	449,203
Deutsche Bank AG
4.10%, 01/13/26(a)	221	211,546
4.50%, 04/01/25	200	192,510
Deutsche Bank AG/New York NY
1.69%, 03/19/26	580	526,565
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	640	580,474

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	$325	$284,882
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	280	247,212
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(b)	270	214,515
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	415	347,467
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(b)	230	177,574
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(b)	230	172,263
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(b)	535	516,275
4.10%, 01/13/26	65	61,821
4.16%, 05/13/25	150	145,904
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(b)	230	201,416
5.37%, 09/09/27	15	14,867
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)	370	374,162
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(b)	230	218,712
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)	180	182,605
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	45	43,114
2.70%, 02/06/30 (Call 11/06/29)	265	212,284
3.45%, 07/27/26 (Call 04/27/26)	250	228,957
4.25%, 03/13/26	20	19,007
4.65%, 09/13/28 (Call 06/13/28)	40	36,673
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	70	60,833
2.38%, 01/28/25 (Call 12/28/24)	105	99,885
2.55%, 05/05/27 (Call 04/05/27)	195	174,332
3.95%, 03/14/28 (Call 02/14/28)	185	171,513
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(b)	115	107,479
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(b)	70	61,861
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	215	200,907
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(b)	100	101,176
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	255	256,999
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	221,850
3.85%, 03/15/26 (Call 02/15/26)	65	60,629
3.95%, 07/28/25 (Call 06/28/25)	205	197,770
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(b)	285	280,916
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	100	92,068
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	25	23,629
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(b)	267	255,199
6.13%, 03/09/28	25	25,124

Security	Par (000)	Value

Banks (continued)
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	$45	$43,601
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	290	269,117
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	695	623,762
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	710	636,508
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	680	600,039
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	890	791,940
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	617	480,557
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	850	670,896
2.60%, 02/07/30 (Call 11/07/29)	524	442,314
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	880	712,360
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	655	592,585
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	680	545,632
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	880	732,266
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(b)	622	603,564
3.50%, 01/23/25 (Call 10/23/24)	671	650,139
3.50%, 04/01/25 (Call 03/01/25)	812	783,751
3.50%, 11/16/26 (Call 11/16/25)	620	582,806
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	732	684,698
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(b)	590	552,323
3.75%, 05/22/25 (Call 02/22/25)	611	590,446
3.75%, 02/25/26 (Call 11/25/25)	517	495,612
3.80%, 03/15/30 (Call 12/15/29)	468	425,880
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	552	510,611
3.85%, 01/26/27 (Call 01/26/26)	693	657,622
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	751	706,894
4.25%, 10/21/25	531	514,842
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(b)	240	232,798
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	515	495,497
5.70%, 11/01/24	135	134,761
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(b)	500	498,300
5.95%, 01/15/27	250	252,440
6.13%, 02/15/33	255	270,588
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	485	431,184
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	555	516,899
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	375	322,012

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	$155	$144,463
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	425	355,967
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	520	463,393
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	145	114,979
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(b)	555	532,167
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	785	626,846
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	325	267,998
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	510	405,455
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(b)	270	257,680
3.90%, 05/25/26	605	576,148
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	675	607,594
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	515	483,369
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(b)	385	375,121
4.25%, 08/18/25	465	448,339
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	615	593,063
4.30%, 03/08/26	770	744,136
4.38%, 11/23/26	405	385,783
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	560	528,612
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	495	474,660
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(b)	460	408,328
4.95%, 03/31/30	730	702,340
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	490	478,073
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	620	591,294
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(b)	500	498,475
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	525	528,523
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	520	525,642
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(b)	200	195,712
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(b)	445	457,843
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	560	588,230
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(b)	455	494,385
HSBC USA Inc., 5.63%, 03/17/25	200	199,474
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(b)	75	55,327
2.55%, 02/04/30 (Call 11/04/29)	213	173,738

Security	Par (000)	Value

Banks (continued)
4.00%, 05/15/25 (Call 04/15/25)	$140	$134,858
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(b)	250	235,120
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(b)	105	97,207
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	300	283,893
5.65%, 01/10/30 (Call 11/10/29)	10	9,754
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(b)	150	147,165
Indonesia Government International Bond, 3.54%, 11/08/27	250	237,035
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	205	167,163
3.95%, 03/29/27	350	332,031
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	415	390,515
4.05%, 04/09/29	200	185,866
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(b)	250	224,757
4.55%, 10/02/28	260	249,395
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(b)	390	348,520
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	645	581,938
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	500	441,595
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(b)	965	911,423
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	780	700,448
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	355	277,447
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	660	520,087
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	340	320,739
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	440	377,340
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	955	898,474
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	320	284,182
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(b)	10	9,592
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	635	532,251
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	990	798,316
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	725	593,231
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)	455	434,489
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	760	651,350
2.95%, 10/01/26 (Call 07/01/26)	713	665,856

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	$460	$421,880
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(b)	550	467,021
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	700	580,258
3.13%, 01/23/25 (Call 10/23/24)	185	178,993
3.20%, 06/15/26 (Call 03/15/26)	500	473,695
3.30%, 04/01/26 (Call 01/01/26)	633	601,293
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(b)	528	486,652
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	545	508,921
3.63%, 12/01/27 (Call 12/01/26)	341	320,526
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	570	520,165
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	630	594,865
3.88%, 09/10/24	695	680,885
3.90%, 07/15/25 (Call 04/15/25)	670	651,066
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)	488	469,354
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	487	456,592
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	495	482,645
4.13%, 12/15/26	504	485,034
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	572	540,088
4.25%, 10/01/27	353	341,365
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	455	437,587
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(b)	548	522,228
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	600	569,076
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	410	391,087
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	570	533,007
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	805	788,948
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	1,010	969,923
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	575	571,717
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(b)	875	865,454
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	625	622,781
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(b)	655	654,771
7.63%, 10/15/26	95	100,989
7.75%, 07/15/25	10	10,399
8.00%, 04/29/27	220	241,292
8.75%, 09/01/30	355	424,016
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	30	26,090
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	223,155
3.90%, 04/13/29	250	204,695

Security	Par (000)	Value

Banks (continued)
4.15%, 08/08/25	$250	$236,465
4.90%, 08/08/32	250	206,582
5.85%, 11/15/27 (Call 10/16/27)	250	241,395
KeyCorp
2.25%, 04/06/27	245	210,352
2.55%, 10/01/29	213	168,534
4.10%, 04/30/28	135	121,217
4.15%, 10/29/25	238	224,946
Korea Development Bank (The)
0.75%, 01/25/25	20	18,764
0.80%, 07/19/26	45	39,607
2.00%, 02/24/25	220	209,546
2.00%, 09/12/26(a)	270	245,033
2.00%, 10/25/31	65	52,150
2.13%, 10/01/24	345	332,697
2.25%, 02/24/27	40	36,586
3.00%, 01/13/26	215	203,700
3.38%, 09/16/25	200	192,320
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	1,165	1,070,518
0.50%, 09/20/24	235	223,306
0.63%, 01/22/26	990	898,623
0.75%, 09/30/30	130	102,365
1.00%, 10/01/26	775	696,446
1.25%, 01/31/25	960	908,986
1.75%, 09/14/29	583	506,114
2.00%, 05/02/25	938	892,451
2.50%, 11/20/24	986	953,334
2.88%, 04/03/28	762	713,773
3.00%, 05/20/27	65	61,708
3.13%, 06/10/25	335	324,210
3.63%, 04/01/26	60	58,468
3.75%, 02/15/28	50	48,660
3.88%, 06/15/28	100	97,751
4.13%, 07/15/33	600	593,004
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	480	435,490
0.88%, 09/03/30	400	316,568
1.75%, 07/27/26	335	308,686
2.00%, 01/13/25	50	47,864
2.38%, 06/10/25	425	405,543
3.88%, 09/28/27	300	293,958
3.88%, 06/14/28	25	24,476
Series 37, 2.50%, 11/15/27	195	180,798
Series 40, 0.50%, 05/27/25	465	429,790
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	75	66,971
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)	220	208,646
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	405	389,468
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	360	326,804
3.75%, 01/11/27	280	263,116
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	315	292,994
4.38%, 03/22/28	315	298,214
4.45%, 05/08/25	650	634,231
4.50%, 11/04/24	200	195,560

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 08/16/28	$240	$227,561
4.58%, 12/10/25	215	206,933
4.65%, 03/24/26	445	429,496
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(b)	380	371,427
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(b)	215	198,716
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	255	253,154
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(b)	20	19,979
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(b)	200	214,428
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(b)	215	201,249
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	200	181,958
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	431	409,377
4.65%, 01/27/26 (Call 12/27/25)	25	23,916
4.70%, 01/27/28 (Call 12/27/27)	80	74,702
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(b)	375	353,779
1.41%, 07/17/25	335	309,383
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	945	841,711
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	265	234,877
2.05%, 07/17/30	15	12,042
2.19%, 02/25/25	650	616,850
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	370	292,640
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	385	345,383
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	25	19,942
2.56%, 02/25/30	300	252,456
2.76%, 09/13/26	385	355,012
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	220	179,421
3.20%, 07/18/29	390	344,709
3.29%, 07/25/27	240	223,015
3.68%, 02/22/27	270	256,978
3.74%, 03/07/29	460	425,652
3.78%, 03/02/25	259	251,448
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(b)	205	198,288
3.85%, 03/01/26	445	427,209
3.96%, 03/02/28	281	267,495
4.05%, 09/11/28	230	218,337
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	300	284,988
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(b)	100	92,114
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	340	332,935
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	690	669,472

Security	Par (000)	Value

Banks (continued)
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	$200	$197,314
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	20	19,716
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	290	288,585
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)	215	212,422
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(b)	240	237,794
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(b)	200	199,022
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	565	563,667
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	255	225,609
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(b)	35	27,259
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(b)	30	23,199
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(b)	310	246,298
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(b)	225	210,397
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(b)	220	170,694
2.56%, 09/13/25 (Call 09/13/24), (3-mo. SOFR + 1.362%)(b)	200	192,604
2.56%, 09/13/31	305	237,272
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(b)	90	73,857
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(b)	250	235,560
2.84%, 09/13/26	218	200,597
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(b)	200	169,814
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(b)	120	103,782
3.17%, 09/11/27	285	261,049
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(b)	80	70,217
3.66%, 02/28/27	215	202,515
4.02%, 03/05/28	360	339,401
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(b)	335	312,796
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	220	217,873
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	200	198,204
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	200	198,732
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(b)	210	207,994
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	215	215,254
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	725	650,071
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	685	646,017

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	$765	$679,106
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	765	685,807
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	610	468,919
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	700	539,623
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	760	716,558
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	845	662,953
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	475	428,469
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(b)	600	452,046
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	430	342,620
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(b)	470	447,783
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	800	673,752
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	655	537,133
3.13%, 07/27/26	664	621,544
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	751	694,495
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	765	679,963
3.63%, 01/20/27	688	649,919
3.70%, 10/23/24	906	886,521
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	886	821,455
3.88%, 01/27/26	679	653,429
3.95%, 04/23/27	714	673,002
4.00%, 07/23/25	655	635,573
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	450	429,786
4.35%, 09/08/26	513	494,004
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	709	672,827
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	405	396,475
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	410	387,856
5.00%, 11/24/25	440	433,162
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(b)	265	262,220
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	665	651,467
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	470	461,023
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	680	660,062
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(b)	385	358,339
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	585	574,915
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	165	164,017

Security	Par (000)	Value

Banks (continued)
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(b)	$345	$335,726
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(b)	55	55,375
6.25%, 08/09/26	75	76,605
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	430	440,578
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	645	675,760
7.25%, 04/01/32	460	523,057
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	230	216,428
Morgan Stanley Bank NA
4.75%, 04/21/26	345	340,750
5.48%, 07/16/25 (Call 06/16/25)	260	260,533
National Australia Bank Ltd./New York
2.50%, 07/12/26	375	348,424
3.38%, 01/14/26	285	273,207
3.91%, 06/09/27	50	47,805
4.90%, 06/13/28	345	340,853
4.97%, 01/12/26	80	79,489
5.13%, 11/22/24	250	248,937
5.20%, 05/13/25	270	269,509
National Bank of Canada, 5.25%, 01/17/25	255	253,870
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	370	328,638
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(b)	200	154,420
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	395	356,254
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(b)	410	390,517
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	275	252,585
4.80%, 04/05/26	275	267,814
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	360	342,954
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	390	371,545
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)	220	218,126
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	35	34,797
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(b)	200	198,806
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(b)	285	293,419
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	285	234,686
3.15%, 05/03/29 (Call 02/03/29)	177	160,822
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(b)	132	117,759
3.65%, 08/03/28 (Call 05/03/28)	151	142,292
3.95%, 10/30/25	233	225,483
4.00%, 05/10/27 (Call 04/10/27)	260	249,532
6.13%, 11/02/32 (Call 08/02/32)	215	219,496
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	225	205,339
0.50%, 09/16/24	155	147,255

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.50%, 02/02/26	$315	$284,218
1.50%, 02/12/25	615	582,897
2.88%, 05/23/25	150	144,336
4.13%, 01/20/26	75	73,797
4.25%, 03/01/28	115	114,052
4.63%, 11/03/25	160	159,070
PNC Bank NA
2.70%, 10/22/29	105	88,062
2.95%, 02/23/25 (Call 01/24/25)	50	47,991
3.10%, 10/25/27 (Call 09/25/27)	360	328,511
3.25%, 06/01/25 (Call 05/02/25)	275	262,960
3.25%, 01/22/28 (Call 12/23/27)	290	265,347
3.88%, 04/10/25 (Call 03/10/25)	275	265,903
4.05%, 07/26/28	265	244,746
4.20%, 11/01/25 (Call 10/02/25)	37	35,636
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	265	235,116
2.20%, 11/01/24 (Call 10/02/24)	310	297,491
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(b)	359	289,171
2.55%, 01/22/30 (Call 10/24/29)	470	394,255
2.60%, 07/23/26 (Call 05/23/26)	410	380,906
3.15%, 05/19/27 (Call 04/19/27)	248	229,606
3.45%, 04/23/29 (Call 01/23/29)	409	368,701
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(b)	45	40,708
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	380	372,879
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(b)	285	270,169
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(b)	310	304,956
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(b)	217	215,175
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(b)	15	14,935
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(b)	182	181,811
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(b)	200	202,350
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	300	304,848
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	115	95,342
2.25%, 05/18/25 (Call 04/18/25)	195	182,255
Royal Bank of Canada
0.75%, 10/07/24	225	213,264
0.88%, 01/20/26	376	338,381
1.15%, 06/10/25	305	282,375
1.15%, 07/14/26	165	146,705
1.20%, 04/27/26	475	425,771
1.40%, 11/02/26	359	317,977
1.60%, 01/21/25	305	289,106
2.05%, 01/21/27	145	130,532
2.25%, 11/01/24	412	396,109
2.30%, 11/03/31	370	297,228
3.38%, 04/14/25	185	178,963
3.63%, 05/04/27	380	358,234
3.88%, 05/04/32	190	172,345
4.24%, 08/03/27	320	307,747

Security	Par (000)	Value

Banks (continued)
4.65%, 01/27/26	$337	$330,823
4.88%, 01/12/26	205	202,472
4.90%, 01/12/28	175	172,415
4.95%, 04/25/25	180	177,997
5.00%, 02/01/33	285	276,250
5.00%, 05/02/33	265	256,366
5.20%, 07/20/26	270	268,834
5.20%, 08/01/28	190	188,837
5.66%, 10/25/24	200	199,962
6.00%, 11/01/27	475	486,082
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	215	188,428
3.24%, 10/05/26 (Call 08/05/26)	238	217,972
3.45%, 06/02/25 (Call 05/02/25)	115	109,678
4.40%, 07/13/27 (Call 04/14/27)	229	216,824
4.50%, 07/17/25 (Call 04/17/25)	260	253,653
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	210	207,646
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	150	149,325
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(b)	100	99,547
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(b)	335	303,761
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)	375	329,902
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(b)	230	183,832
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(b)	265	239,067
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(b)	230	231,778
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(b)	370	374,547
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(b)	270	242,074
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(b)	65	61,359
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(b)	140	127,078
2.20%, 03/03/31	430	342,430
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	240	230,419
2.40%, 01/24/30	201	171,666
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(b)	115	94,317
2.65%, 05/19/26	260	244,538
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(b)	175	167,492
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(b)	200	175,652
3.30%, 12/16/24	291	282,503
3.55%, 08/18/25	280	270,270
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(b)	130	124,543
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(b)	180	163,724

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(b)	$95	$88,309
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(b)	110	104,355
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(b)	235	231,961
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	150	148,672
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(b)	140	135,899
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(b)	95	95,118
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	305	309,636
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	240,500
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	295	264,966
1.40%, 09/17/26	540	477,959
1.47%, 07/08/25	5	4,631
1.71%, 01/12/31	200	153,832
1.90%, 09/17/28	130	109,235
2.13%, 07/08/30	75	60,388
2.14%, 09/23/30	385	304,131
2.22%, 09/17/31	285	225,264
2.35%, 01/15/25	305	291,217
2.45%, 09/27/24	295	284,722
2.47%, 01/14/29	200	171,468
2.63%, 07/14/26	438	404,134
2.72%, 09/27/29	200	170,536
2.75%, 01/15/30	345	293,333
3.01%, 10/19/26	405	375,350
3.04%, 07/16/29	535	466,921
3.20%, 09/17/29	225	196,866
3.35%, 10/18/27	300	275,910
3.36%, 07/12/27	455	421,999
3.45%, 01/11/27	277	259,272
3.54%, 01/17/28	235	216,893
3.78%, 03/09/26	320	306,419
3.94%, 07/19/28	85	79,445
4.31%, 10/16/28(a)	255	241,850
5.46%, 01/13/26	500	498,395
5.71%, 01/13/30	295	296,257
5.77%, 01/13/33	380	384,469
5.78%, 07/13/33	225	227,736
5.80%, 07/13/28	200	202,444
5.85%, 07/13/30	200	202,104
5.88%, 07/13/26	200	201,512
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	300	284,127
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	231,140
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	35	33,854
Toronto-Dominion Bank (The)
0.70%, 09/10/24	160	152,154
0.75%, 09/11/25	330	300,920
0.75%, 01/06/26	400	359,184
1.15%, 06/12/25	215	199,385
1.20%, 06/03/26	424	378,089
1.25%, 12/13/24	60	56,752
1.25%, 09/10/26	340	301,328
1.45%, 01/10/25	170	161,090

Security	Par (000)	Value

Banks (continued)
1.95%, 01/12/27	$120	$107,786
2.00%, 09/10/31	205	162,225
2.45%, 01/12/32	240	194,016
2.80%, 03/10/27	335	307,215
3.20%, 03/10/32	355	302,016
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	475	443,336
3.77%, 06/06/25	390	378,577
4.11%, 06/08/27	357	340,785
4.29%, 09/13/24	185	182,247
4.46%, 06/08/32	520	484,614
4.69%, 09/15/27	320	311,843
5.16%, 01/10/28	30	29,716
5.52%, 07/17/28	205	205,836
5.53%, 07/17/26	195	195,394
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	480	447,730
2.15%, 12/06/24 (Call 11/05/24)	25	23,868
2.25%, 03/11/30 (Call 12/11/29)	295	234,085
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(b)	265	246,447
3.30%, 05/15/26 (Call 04/15/26)	330	306,382
3.80%, 10/30/26 (Call 09/30/26)	30	27,699
4.05%, 11/03/25 (Call 09/03/25)	65	62,436
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	324	273,932
1.20%, 08/05/25 (Call 07/03/25)	105	96,323
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	605	539,684
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	425	354,756
1.95%, 06/05/30 (Call 03/05/30)	180	142,679
2.85%, 10/26/24 (Call 09/26/24)	338	326,140
3.70%, 06/05/25 (Call 05/05/25)	255	245,741
3.88%, 03/19/29 (Call 02/16/29)	135	120,691
4.00%, 05/01/25 (Call 03/01/25)	234	226,760
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	305	287,667
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	325	313,898
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	280	268,450
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(b)	210	187,314
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(b)	240	225,024
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(b)	105	104,115
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	375	373,852
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(b)	125	124,923
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	235	236,438
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	425	322,073
1.45%, 05/12/25 (Call 04/11/25)	365	341,447
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	115	102,600

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	$100	$73,659
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	235	186,785
3.00%, 07/30/29 (Call 04/30/29)	275	235,480
3.10%, 04/27/26 (Call 03/27/26)	503	471,965
3.60%, 09/11/24 (Call 08/11/24)	227	222,113
3.90%, 04/26/28 (Call 03/24/28)	262	245,947
3.95%, 11/17/25 (Call 10/17/25)	189	182,977
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	440	420,165
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	540	515,290
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	450	417,370
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(b)	310	282,472
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	440	439,710
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	180	179,564
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	301	300,260
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	210	208,973
Series V, 2.38%, 07/22/26 (Call 06/22/26)	385	354,708
Series X, 3.15%, 04/27/27 (Call 03/27/27)	308	285,316
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	255	242,546
2.80%, 01/27/25 (Call 12/27/24)	425	408,059
UBS Group AG
3.75%, 03/26/25	420	405,581
4.55%, 04/17/26	575	556,450
Wachovia Corp., 7.57%, 08/01/26(c)	135	141,195
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	90	78,674
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(b)	776	733,809
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(b)	625	587,844
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	632	562,076
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(b)	579	555,464
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	640	534,272
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	755	645,918
3.00%, 02/19/25	600	577,512
3.00%, 04/22/26	809	757,742
3.00%, 10/23/26	1,166	1,079,716
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	590	551,502
3.30%, 09/09/24	533	520,235
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	885	745,559
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	750	698,017
3.55%, 09/29/25	653	626,482

Security	Par (000)	Value

Banks (continued)
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	$714	$662,735
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	705	681,841
4.10%, 06/03/26	576	552,321
4.15%, 01/24/29 (Call 10/24/28)	677	637,159
4.30%, 07/22/27	583	558,263
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	490	458,326
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	165	161,098
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	650	630,656
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	1,035	973,811
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	735	716,030
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	1,020	1,006,720
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	635	632,168
Series B, 7.95%, 11/15/29	105	114,443
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	500	501,705
5.55%, 08/01/25 (Call 07/01/25)	500	500,995
Westpac Banking Corp.
1.02%, 11/18/24	90	85,316
1.15%, 06/03/26	510	458,368
1.95%, 11/20/28	271	232,713
2.15%, 06/03/31	285	233,862
2.35%, 02/19/25	72	69,072
2.65%, 01/16/30	310	270,850
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(b)	255	195,952
2.70%, 08/19/26	355	331,226
2.85%, 05/13/26	475	447,621
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(b)	1,016	959,612
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(b)	210	160,564
3.35%, 03/08/27	243	229,411
3.40%, 01/25/28	392	368,696
3.74%, 08/26/25	20	19,400
4.04%, 08/26/27	155	150,440
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(b)	200	175,380
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	200	186,696
5.35%, 10/18/24	60	59,898
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(b)	150	141,183
5.46%, 11/18/27	415	421,088
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	75	58,833

		287,688,567

Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	405	372,483
3.65%, 02/01/26 (Call 11/01/25)	877	847,489
4.00%, 04/13/28 (Call 01/13/28)	340	327,355
4.75%, 01/23/29 (Call 10/23/28)	888	879,919
4.90%, 01/23/31 (Call 10/23/30)	240	240,782

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	$45	$43,682
4.75%, 04/15/33 (Call 01/15/33)	80	79,079
Coca-Cola Co. (The)
1.00%, 03/15/28	220	188,344
1.38%, 03/15/31	363	286,407
1.45%, 06/01/27	320	285,718
1.50%, 03/05/28	105	91,994
1.65%, 06/01/30	210	172,964
1.75%, 09/06/24	275	265,100
2.00%, 03/05/31	260	216,073
2.13%, 09/06/29	265	231,337
2.25%, 01/05/32	445	373,217
2.90%, 05/25/27	150	141,017
3.38%, 03/25/27	373	357,043
3.45%, 03/25/30	433	402,391
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	225	217,640
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	70	53,961
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	230	184,853
2.88%, 05/01/30 (Call 02/01/30)	135	116,326
3.15%, 08/01/29 (Call 05/01/29)	210	187,639
3.60%, 02/15/28 (Call 11/15/27)	220	205,179
3.70%, 12/06/26 (Call 09/06/26)	214	203,623
4.35%, 05/09/27 (Call 04/09/27)	180	174,206
4.40%, 11/15/25 (Call 09/15/25)	235	229,905
4.65%, 11/15/28 (Call 08/15/28)	175	170,051
4.75%, 11/15/24	160	158,392
4.75%, 12/01/25	10	9,848
4.75%, 05/09/32 (Call 02/09/32)	155	148,538
4.90%, 05/01/33	150	144,584
5.00%, 02/02/26 (Call 02/02/24)	215	212,199
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	10	9,233
2.00%, 04/29/30 (Call 01/29/30)	235	195,978
2.13%, 04/29/32 (Call 01/29/32)	10	8,039
2.38%, 10/24/29 (Call 07/24/29)	220	190,082
5.20%, 10/24/25	210	210,053
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	130	106,007
2.55%, 09/15/26 (Call 06/15/26)	105	96,919
3.20%, 05/01/30 (Call 02/01/30)	170	150,348
3.40%, 11/15/25 (Call 08/15/25)	85	81,303
3.43%, 06/15/27 (Call 03/15/27)	150	140,838
3.95%, 04/15/29 (Call 02/15/29)	215	202,487
4.05%, 04/15/32 (Call 01/15/32)	230	210,636
4.42%, 05/25/25 (Call 03/25/25)	139	136,258
4.60%, 05/25/28 (Call 02/25/28)	265	258,539
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	533	499,416
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	150	119,229
1.63%, 05/01/30 (Call 02/01/30)	324	266,464
1.95%, 10/21/31 (Call 07/21/31)	170	138,599
2.25%, 03/19/25 (Call 02/19/25)	418	400,089
2.38%, 10/06/26 (Call 07/06/26)	294	275,302
2.63%, 03/19/27 (Call 01/19/27)	120	111,823
2.63%, 07/29/29 (Call 04/29/29)	273	244,485

Security	Par (000)	Value

Beverages (continued)
2.75%, 04/30/25 (Call 01/30/25)	$297	$285,619
2.75%, 03/19/30 (Call 12/19/29)	310	275,773
2.85%, 02/24/26 (Call 11/24/25)	245	233,296
3.00%, 10/15/27 (Call 07/15/27)	398	373,905
3.50%, 07/17/25 (Call 04/17/25)	340	330,412
3.60%, 02/18/28 (Call 01/18/28)	230	220,319
3.90%, 07/18/32 (Call 04/18/32)	255	241,717
4.45%, 05/15/28 (Call 04/15/28)	170	169,305
4.45%, 02/15/33 (Call 11/15/32)(a)	175	174,076
4.55%, 02/13/26 (Call 01/13/26)	200	198,812
7.00%, 03/01/29	85	94,580

		14,869,279

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	300	255,903
1.90%, 02/21/25 (Call 01/21/25)	135	128,366
2.00%, 01/15/32 (Call 10/15/31)	340	266,400
2.20%, 02/21/27 (Call 12/21/26)	217	197,166
2.30%, 02/25/31 (Call 11/25/30)	245	202,123
2.45%, 02/21/30 (Call 11/21/29)	275	233,846
2.60%, 08/19/26 (Call 05/19/26)	485	450,919
3.00%, 02/22/29 (Call 12/22/28)	130	117,507
3.13%, 05/01/25 (Call 02/01/25)	423	406,778
3.20%, 11/02/27 (Call 08/02/27)	67	62,255
3.35%, 02/22/32 (Call 11/22/31)	150	130,695
4.05%, 08/18/29 (Call 06/18/29)	295	278,598
4.20%, 03/01/33 (Call 12/01/32)	260	238,989
5.15%, 03/02/28 (Call 02/02/28)	755	754,086
5.25%, 03/02/25	625	622,350
5.25%, 03/02/30 (Call 01/02/30)	685	685,342
5.25%, 03/02/33 (Call 12/02/32)	890	884,945
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	220	213,930
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	350	287,872
4.05%, 09/15/25 (Call 06/15/25)	450	436,473
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	90	84,383
3.70%, 03/15/32 (Call 12/15/31)	190	166,406
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	190	163,372
1.65%, 10/01/30 (Call 07/01/30)	315	253,103
2.95%, 03/01/27 (Call 12/01/26)	452	421,178
3.50%, 02/01/25 (Call 11/01/24)	500	486,670
3.65%, 03/01/26 (Call 12/01/25)	663	637,634
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	135	108,185
5.75%, 12/13/27 (Call 11/13/27)	145	144,746
5.80%, 12/12/25 (Call 11/12/25)	180	180,047
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	313	248,954
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	135	122,974
1.75%, 09/02/27 (Call 07/02/27)	225	194,126
2.15%, 09/02/31 (Call 06/02/31)	144	111,499
2.20%, 09/02/30 (Call 06/02/30)	305	243,143

		10,420,963

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	314	298,727

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
2.49%, 02/15/27 (Call 12/15/26)	$91	$82,786
2.70%, 02/15/31 (Call 11/15/30)	80	67,082
2.72%, 02/15/30 (Call 11/15/29)	565	484,239
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	205	165,646
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	180	158,553
4.00%, 06/15/25 (Call 03/15/25)	80	77,394
4.00%, 03/25/32 (Call 12/25/31)	100	87,996
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	100	99,677
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	196	188,760
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	170	136,121
2.00%, 09/16/31 (Call 06/16/31)	120	94,560
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	80	73,735
1.70%, 08/01/27 (Call 06/01/27)	75	65,574
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	265	214,218
3.50%, 12/15/27 (Call 09/15/27)	139	130,036
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	125	104,991
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	75	63,880
2.00%, 10/01/30 (Call 07/01/30)	115	90,967
2.00%, 02/15/31 (Call 11/15/30)	175	138,224
3.50%, 11/15/27 (Call 08/15/27)	50	46,479
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	185	174,751
3.88%, 06/01/30 (Call 03/01/30)	85	77,335
3.95%, 08/15/29 (Call 05/15/29)	70	65,142
4.20%, 12/01/24 (Call 09/01/24)	115	112,691
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	50	49,916
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	125	117,352
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	205	196,238
3.55%, 11/01/24 (Call 08/01/24)	120	117,340
3.80%, 03/21/29 (Call 12/21/28)	153	142,754
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	180	161,264
3.90%, 04/01/27 (Call 01/01/27)	100	95,716
5.80%, 03/01/26 (Call 03/01/24)	55	55,033

		4,235,177

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	50	46,382
1.85%, 05/15/27 (Call 03/15/27)	180	161,991
2.05%, 05/15/30 (Call 02/15/30)	242	204,284
4.80%, 03/03/33 (Call 12/03/32)	190	188,719
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	120	116,052
5.05%, 06/01/32 (Call 03/01/32)(a)	205	193,036
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	78	71,886
5.00%, 06/30/32 (Call 03/30/32)	75	70,691
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	34,925

Security	Par (000)	Value

Chemicals (continued)
6.05%, 03/15/25	$331	$331,248
6.17%, 07/15/27 (Call 06/15/27)	420	420,487
6.33%, 07/15/29 (Call 05/15/29)	217	215,650
6.35%, 11/15/28 (Call 10/15/28)	200	200,646
6.38%, 07/15/32 (Call 04/15/32)	285	282,127
6.55%, 11/15/30 (Call 09/15/30)	225	225,054
6.70%, 11/15/33 (Call 08/15/33)	120	120,521
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	240	195,718
4.80%, 11/30/28 (Call 08/30/28)	163	160,617
6.30%, 03/15/33 (Call 12/15/32)	35	37,086
7.38%, 11/01/29	304	333,448
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	498	487,801
4.73%, 11/15/28 (Call 08/15/28)	570	562,373
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	287	279,153
4.50%, 12/01/28 (Call 09/01/28)	170	162,501
5.75%, 03/08/33 (Call 12/08/32)	165	162,385
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	238	185,504
1.65%, 02/01/27 (Call 01/01/27)	70	62,747
2.13%, 02/01/32 (Call 11/01/31)	100	81,429
2.70%, 11/01/26 (Call 08/01/26)	245	229,347
3.25%, 12/01/27 (Call 09/01/27)	49	45,952
4.80%, 03/24/30 (Call 12/24/29)	137	136,119
5.25%, 01/15/28 (Call 12/15/27)	265	268,493
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	232	216,347
2.30%, 07/15/30 (Call 04/15/30)	206	170,776
4.50%, 05/15/26 (Call 04/15/26)	15	14,703
4.80%, 05/15/33 (Call 02/15/33)(a)	5	4,808
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	135	124,960
3.45%, 10/01/29 (Call 07/01/29)	158	137,710
5.15%, 05/18/26 (Call 04/18/26)	115	113,955
5.65%, 05/18/33 (Call 02/18/33)	110	104,759
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	151	120,537
4.50%, 05/01/29 (Call 02/01/29)	215	199,081
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	23,364
Linde Inc., 4.80%, 12/05/24	70	69,607
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)(a)	251	198,029
2.65%, 02/05/25 (Call 11/05/24)	110	105,772
3.20%, 01/30/26 (Call 10/30/25)	75	72,158
4.70%, 12/05/25 (Call 11/05/25)	110	109,037
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	95	89,553
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	235	214,437
2.25%, 10/01/30 (Call 07/01/30)(a)	180	146,185
5.63%, 05/15/33 (Call 02/15/33)	135	133,639
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	85	81,051
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	155	125,758
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	109	93,959
3.00%, 04/01/25 (Call 01/01/25)	135	129,343
4.00%, 12/15/26 (Call 09/15/26)	115	109,866

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 04/01/29 (Call 01/01/29)	$185	$174,035
4.90%, 03/27/28 (Call 02/27/28)	150	146,631
5.90%, 11/07/24	15	14,996
5.95%, 11/07/25	155	155,933
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	170	153,352
2.55%, 06/15/30 (Call 03/15/30)	155	131,212
2.80%, 08/15/29 (Call 05/15/29)	45	39,673
3.75%, 03/15/28 (Call 12/15/27)	105	98,951
Rohm & Haas Co., 7.85%, 07/15/29	5	5,529
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	100	80,206
3.75%, 03/15/27 (Call 12/15/26)	94	88,153
4.55%, 03/01/29 (Call 12/01/28)	112	105,082
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	85	67,441
2.30%, 05/15/30 (Call 02/15/30)	202	168,335
2.95%, 08/15/29 (Call 05/15/29)	145	127,784
3.45%, 08/01/25 (Call 05/01/25)	165	158,836
3.45%, 06/01/27 (Call 03/01/27)	335	315,784
3.95%, 01/15/26 (Call 10/15/25)	115	111,205
4.25%, 08/08/25	80	78,279
Westlake Corp.
3.38%, 06/15/30 (Call 03/15/30)	110	95,288
3.60%, 08/15/26 (Call 05/15/26)	204	193,378

		11,693,849

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	295	235,035
1.70%, 05/15/28 (Call 03/15/28)	415	363,287
3.38%, 09/15/25 (Call 06/15/25)	299	289,270
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	100	85,691
3.88%, 08/15/30 (Call 05/15/30)	195	172,234
5.25%, 10/01/25 (Call 07/01/25)	120	118,237
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	80	77,464
3.70%, 04/01/27 (Call 01/01/27)	238	228,171
4.00%, 05/01/32 (Call 02/01/32)	150	140,073
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	100	83,228
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	200	156,886
2.60%, 12/01/24 (Call 11/01/24)	60	57,664
2.60%, 12/15/25 (Call 11/15/25)	159	148,543
3.10%, 05/15/30 (Call 02/15/30)	175	149,522
5.10%, 12/15/27 (Call 11/15/27)	210	207,133
5.10%, 06/01/28 (Call 05/01/28)	130	127,191
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	160	143,016
1.50%, 11/15/24 (Call 10/15/24)	15	14,218
2.15%, 01/15/27 (Call 12/15/26)	195	173,909
2.65%, 02/15/25 (Call 01/15/25)	219	209,077
2.90%, 05/15/30 (Call 02/15/30)	215	181,529
2.90%, 11/15/31 (Call 08/15/31)	205	167,700
3.20%, 08/15/29 (Call 05/15/29)	297	258,746
4.45%, 06/01/28 (Call 03/01/28)	90	84,903
4.80%, 04/01/26 (Call 01/01/26)	88	86,054
4.95%, 08/15/27 (Call 07/15/27)	135	131,553
5.30%, 08/15/29 (Call 06/15/29)	115	112,550

Security	Par (000)	Value

Commercial Services (continued)
5.40%, 08/15/32 (Call 05/15/32)(a)	$190	$186,377
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	65	64,550
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	45	39,837
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	60	48,257
3.25%, 01/15/28 (Call 10/15/27)	175	163,144
3.75%, 03/24/25 (Call 02/24/25)	120	116,827
4.25%, 02/01/29 (Call 11/01/28)	140	134,826
4.25%, 08/08/32 (Call 05/08/32)	145	136,129
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	384	359,746
2.30%, 06/01/30 (Call 03/01/30)	275	231,132
2.40%, 10/01/24 (Call 09/01/24)	295	285,289
2.65%, 10/01/26 (Call 08/01/26)	415	386,581
2.85%, 10/01/29 (Call 07/01/29)	326	287,803
3.90%, 06/01/27 (Call 05/01/27)(a)	55	53,193
4.40%, 06/01/32 (Call 03/01/32)	150	143,193
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/02/23)	73	69,195
2.35%, 01/15/32 (Call 10/15/31)	155	122,509
2.90%, 10/01/30 (Call 07/01/30)	190	159,984
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	265	232,710
4.00%, 03/18/29 (Call 12/18/28)	265	251,697
4.75%, 05/20/32 (Call 02/20/32)	85	81,897
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	275	216,287
2.45%, 03/01/27 (Call 02/01/27)	180	166,000
2.50%, 12/01/29 (Call 09/01/29)	179	155,483
2.70%, 03/01/29 (Call 01/01/29)	210	187,669
2.90%, 03/01/32 (Call 12/01/31)	120	102,760
2.95%, 01/22/27 (Call 10/22/26)	309	289,344
4.25%, 05/01/29 (Call 02/01/29)	325	312,981
4.75%, 08/01/28 (Call 05/01/28)	220	217,741
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	88	68,269
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	320	311,226
4.13%, 03/15/29 (Call 12/15/28)	140	133,151
5.75%, 04/01/33 (Call 01/01/33)	120	122,364
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	35	32,681
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	170	139,221

		10,212,937

Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	170	139,619
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	355	326,206
0.70%, 02/08/26 (Call 01/08/26)	575	519,972
1.13%, 05/11/25 (Call 04/11/25)	475	444,377
1.20%, 02/08/28 (Call 12/08/27)	575	496,645
1.25%, 08/20/30 (Call 05/20/30)	305	245,193
1.40%, 08/05/28 (Call 06/05/28)	460	395,669
1.65%, 05/11/30 (Call 02/11/30)	398	331,769
1.65%, 02/08/31 (Call 11/08/30)	615	503,642
1.70%, 08/05/31 (Call 05/05/31)	280	227,760
1.80%, 09/11/24 (Call 08/11/24)	35	33,776
2.05%, 09/11/26 (Call 07/11/26)	370	341,658

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.20%, 09/11/29 (Call 06/11/29)	$339	$296,320
2.45%, 08/04/26 (Call 05/04/26)	538	503,670
2.50%, 02/09/25	448	431,836
2.75%, 01/13/25 (Call 11/13/24)	386	373,918
2.90%, 09/12/27 (Call 06/12/27)	446	417,251
3.00%, 06/20/27 (Call 03/20/27)	152	143,421
3.00%, 11/13/27 (Call 08/13/27)	485	455,134
3.20%, 05/13/25	380	368,642
3.20%, 05/11/27 (Call 02/11/27)	410	389,332
3.25%, 02/23/26 (Call 11/23/25)	864	830,719
3.25%, 08/08/29 (Call 06/08/29)	320	297,606
3.35%, 02/09/27 (Call 11/09/26)	537	513,125
3.35%, 08/08/32 (Call 05/08/32)(a)	355	325,634
4.00%, 05/10/28 (Call 04/10/28)	250	244,195
4.15%, 05/10/30 (Call 03/10/30)	160	156,438
4.30%, 05/10/33 (Call 02/10/33)(a)	175	171,682
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	205	181,337
2.30%, 09/14/31 (Call 06/14/31)	95	73,785
Dell Inc., 7.10%, 04/15/28	60	64,019
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	412	404,386
5.25%, 02/01/28 (Call 01/01/28)	95	94,779
5.30%, 10/01/29 (Call 07/01/29)	392	387,010
5.75%, 02/01/33 (Call 11/01/32)(a)	240	239,726
5.85%, 07/15/25 (Call 06/15/25)	160	160,280
6.02%, 06/15/26 (Call 03/15/26)	395	399,013
6.10%, 07/15/27 (Call 05/15/27)	120	122,791
6.20%, 07/15/30 (Call 04/15/30)	147	151,214
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	155	136,062
2.38%, 09/15/28 (Call 07/15/28)	170	140,255
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	140	125,033
2.20%, 03/15/31 (Call 12/15/30)	145	113,990
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)	10	9,039
3.38%, 12/01/24 (Call 11/01/24)	75	72,334
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	306	279,142
4.90%, 10/15/25 (Call 07/15/25)	741	731,034
5.25%, 07/01/28 (Call 06/01/28)	60	59,493
6.10%, 04/01/26 (Call 04/01/24)	50	50,024
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	20	18,019
2.20%, 06/17/25 (Call 05/17/25)	370	348,747
2.65%, 06/17/31 (Call 03/17/31)	235	189,636
3.00%, 06/17/27 (Call 04/17/27)	245	225,197
4.00%, 04/15/29 (Call 02/15/29)	305	284,666
4.20%, 04/15/32 (Call 01/15/32)	25	22,324
4.75%, 01/15/28 (Call 12/15/27)	195	189,922
5.50%, 01/15/33 (Call 10/15/32)(a)	165	160,166
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	370	327,646
1.95%, 05/15/30 (Call 02/15/30)	260	214,240
2.20%, 02/09/27 (Call 01/09/27)	280	254,685
2.72%, 02/09/32 (Call 11/09/31)	50	42,340
3.30%, 05/15/26	695	662,460
3.45%, 02/19/26	415	397,819
3.50%, 05/15/29	520	479,398

Security	Par (000)	Value

Computers (continued)
4.00%, 07/27/25	$315	$307,777
4.15%, 07/27/27 (Call 06/27/27)	185	178,738
4.40%, 07/27/32 (Call 04/27/32)	255	242,806
4.50%, 02/06/26	165	162,317
4.50%, 02/06/28 (Call 01/06/28)	300	293,769
4.75%, 02/06/33 (Call 11/06/32)	320	312,141
5.88%, 11/29/32	10	10,608
6.22%, 08/01/27	70	73,581
6.50%, 01/15/28	45	47,844
7.00%, 10/30/25	136	140,772
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	153	134,511
2.70%, 10/15/28 (Call 08/15/28)	130	108,619
3.15%, 10/15/31 (Call 07/15/31)	198	153,824
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	162,401
3.63%, 05/15/25 (Call 04/15/25)	45	43,358
4.38%, 05/15/30 (Call 02/15/30)	140	129,143
5.75%, 03/15/33 (Call 12/15/32)	100	99,360
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	235	220,078
2.38%, 06/22/27 (Call 04/22/27)(a)	165	149,406
2.70%, 06/22/30 (Call 03/22/30)	145	120,876
3.30%, 09/29/24 (Call 07/29/24)	164	159,341
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	55	45,389
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	145	116,808
3.10%, 02/01/32 (Call 11/01/31)	130	96,833
4.75%, 02/15/26 (Call 11/15/25)	450	428,760

		21,676,280

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/25	60	57,806
3.10%, 08/15/27 (Call 07/15/27)	100	95,084
3.25%, 08/15/32 (Call 05/15/32)	130	117,434
4.60%, 03/01/28 (Call 02/01/28)	46	46,159
4.60%, 03/01/33 (Call 12/01/32)	176	176,056
4.80%, 03/02/26	46	46,047
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,619
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	170	137,219
2.00%, 12/01/24 (Call 11/01/24)	220	211,097
2.38%, 12/01/29 (Call 09/01/29)	205	175,570
2.60%, 04/15/30 (Call 01/15/30)	120	103,480
3.15%, 03/15/27 (Call 12/15/26)	115	108,769
4.38%, 05/15/28 (Call 04/15/28)	5	4,879
4.65%, 05/15/33 (Call 02/15/33)	5	4,840
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	570	535,886
3.38%, 03/24/29 (Call 01/24/29)	280	255,951
3.63%, 03/24/32 (Call 12/24/31)	460	407,974
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	460	442,276
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(d)	355	352,923
5.00%, 03/22/30 (Call 01/22/30)(d)	230	230,085
5.05%, 03/22/28 (Call 02/22/28)(d)	305	305,763
5.35%, 03/22/26 (Call 02/22/26)(d)	205	206,019
5.50%, 03/22/25(d)	225	225,686

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
0.55%, 10/29/25	$245	$223,232
1.00%, 04/23/26	205	186,363
1.20%, 10/29/30	455	363,495
1.90%, 02/01/27	305	278,865
1.95%, 04/23/31	100	83,848
2.30%, 02/01/32	84	71,800
2.45%, 11/03/26	225	210,609
2.70%, 02/02/26	259	246,856
2.80%, 03/25/27	243	227,907
2.85%, 08/11/27	253	236,998
3.00%, 03/25/30	541	494,160
3.95%, 01/26/28	400	392,724
4.05%, 01/26/33	55	53,451
4.10%, 01/26/26	455	448,780
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	365	290,562
1.75%, 08/12/31 (Call 05/12/31)	105	83,987
2.00%, 07/28/26	385	356,037
2.90%, 05/05/27 (Call 02/05/27)	300	280,008
3.38%, 03/22/25 (Call 01/22/25)	35	34,020
3.50%, 03/22/28 (Call 12/22/27)	50	47,508
5.90%, 11/15/32	38	41,282

		8,974,114

Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(d)	105	104,168
6.25%, 06/15/33 (Call 03/15/33)(d)	15	14,885
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	60	57,019

		176,072

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	675	641,412
1.75%, 01/30/26 (Call 12/30/25)	250	226,397
2.45%, 10/29/26 (Call 09/29/26)	695	625,166
3.00%, 10/29/28 (Call 08/29/28)	882	764,421
3.30%, 01/30/32 (Call 10/30/31)	1,035	841,320
3.50%, 01/15/25 (Call 11/15/24)	265	255,797
3.65%, 07/21/27 (Call 04/21/27)	215	197,953
3.88%, 01/23/28 (Call 10/23/27)	315	289,888
4.45%, 10/01/25 (Call 08/01/25)	190	183,990
4.45%, 04/03/26 (Call 02/03/26)	25	24,090
4.63%, 10/15/27 (Call 08/15/27)	150	142,466
5.75%, 06/06/28 (Call 05/06/28)	165	163,378
6.50%, 07/15/25 (Call 06/15/25)	275	276,273
Series 3NC1, 1.75%, 10/29/24 (Call 10/02/23)	225	213,822
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	130	109,915
3.50%, 08/01/25	120	114,504
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	240	214,697
2.10%, 09/01/28 (Call 07/01/28)	150	126,273
2.20%, 01/15/27 (Call 12/15/26)	95	84,869
2.30%, 02/01/25 (Call 01/01/25)	275	260,461
2.88%, 01/15/26 (Call 12/15/25)	270	252,339
2.88%, 01/15/32 (Call 10/15/31)	90	71,745
3.00%, 02/01/30 (Call 11/01/29)	175	147,068
3.13%, 12/01/30 (Call 09/01/30)	145	121,072

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 03/01/25 (Call 01/01/25)	$285	$273,064
3.25%, 10/01/29 (Call 07/01/29)	140	122,101
3.38%, 07/01/25 (Call 06/01/25)	171	162,995
3.63%, 04/01/27 (Call 01/01/27)	175	162,601
3.63%, 12/01/27 (Call 09/01/27)	175	160,760
3.75%, 06/01/26 (Call 04/01/26)	325	309,104
4.25%, 09/15/24 (Call 06/15/24)	181	177,574
4.63%, 10/01/28 (Call 07/01/28)	180	169,668
5.30%, 02/01/28 (Call 01/01/28)	265	260,426
5.85%, 12/15/27 (Call 11/15/27)	45	45,018
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	165	156,544
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	225	181,928
4.63%, 03/30/25	330	319,113
4.75%, 06/09/27 (Call 05/09/27)	301	281,766
5.13%, 09/30/24	105	103,388
5.80%, 05/01/25 (Call 04/01/25)	49	48,265
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(b)	30	29,949
7.10%, 11/15/27 (Call 10/15/27)(a)	270	273,588
8.00%, 11/01/31	515	533,488
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	375	334,459
2.25%, 03/04/25 (Call 02/01/25)	130	123,600
2.55%, 03/04/27 (Call 02/01/27)	488	443,729
3.00%, 10/30/24 (Call 09/29/24)	342	332,034
3.13%, 05/20/26 (Call 04/20/26)	305	288,307
3.30%, 05/03/27 (Call 04/03/27)	400	372,696
3.63%, 12/05/24 (Call 11/04/24)	180	175,280
3.95%, 08/01/25 (Call 07/01/25)	560	543,452
4.05%, 05/03/29 (Call 03/03/29)	335	318,227
4.20%, 11/06/25 (Call 10/06/25)	309	300,913
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	285	264,366
4.90%, 02/13/26 (Call 01/13/26)	415	409,734
4.99%, 05/01/26, (1-day SOFR + 0.999%)(b)	190	187,312
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(b)	200	189,706
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	250	240,227
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	275	271,991
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(b)	145	144,179
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(b)	35	34,473
5.85%, 11/05/27 (Call 10/05/27)	370	377,788
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	15	14,001
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	227	212,338
3.00%, 04/02/25 (Call 03/02/25)	175	168,252
3.70%, 10/15/24	70	68,482
4.50%, 05/13/32 (Call 02/13/32)	225	212,821
5.15%, 05/15/33 (Call 02/15/33)	145	141,777
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)	2	1,721
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	69	66,459
8.00%, 05/25/28 (Call 04/25/28)(d)	10	9,916

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(d)	$5	$5,016
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	20	20,043
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	176	136,132
2.72%, 04/15/31 (Call 01/15/31)	125	102,121
3.90%, 01/25/28 (Call 10/25/27)	232	216,795
4.25%, 06/02/26 (Call 03/02/26)	175	168,341
4.35%, 04/15/30 (Call 01/15/30)	204	188,343
4.85%, 03/29/29 (Call 12/29/28)	290	277,475
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(b)	345	302,475
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(b)	262	186,617
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(b)	140	106,947
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(b)	280	264,558
3.20%, 02/05/25 (Call 01/05/25)	360	345,348
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(b)	300	257,397
3.30%, 10/30/24 (Call 09/30/24)	395	383,731
3.65%, 05/11/27 (Call 04/11/27)	266	247,372
3.75%, 07/28/26 (Call 06/28/26)	359	335,722
3.75%, 03/09/27 (Call 02/09/27)	403	374,996
3.80%, 01/31/28 (Call 12/31/27)	400	367,068
4.20%, 10/29/25 (Call 09/29/25)	335	322,009
4.25%, 04/30/25 (Call 03/31/25)	270	261,719
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	320	307,619
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(b)	365	356,707
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(b)	140	133,105
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(b)	210	195,203
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(b)	250	242,237
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(b)	155	147,230
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(b)	125	124,933
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(b)	370	365,453
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	155	121,886
3.00%, 03/16/32 (Call 12/16/31)	85	71,832
3.65%, 01/12/27 (Call 10/12/26)	110	105,210
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	365	325,693
1.15%, 05/13/26 (Call 04/13/26)	205	182,485
1.65%, 03/11/31 (Call 12/11/30)	210	160,845
1.95%, 12/01/31 (Call 09/01/31)	250	191,847
2.00%, 03/20/28 (Call 01/20/28)	320	275,661
2.30%, 05/13/31 (Call 02/13/31)	190	152,726
2.45%, 03/03/27 (Call 02/03/27)	425	382,615
2.75%, 10/01/29 (Call 07/01/29)	75	64,567
2.90%, 03/03/32 (Call 12/03/31)	310	255,784

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 03/10/25 (Call 12/10/24)	$100	$95,866
3.20%, 03/02/27 (Call 12/02/26)	234	216,618
3.20%, 01/25/28 (Call 10/25/27)	200	182,300
3.25%, 05/22/29 (Call 02/22/29)	165	146,716
3.30%, 04/01/27 (Call 01/01/27)	171	159,192
3.45%, 02/13/26 (Call 11/13/25)	80	75,942
3.63%, 04/01/25 (Call 01/01/25)	110	106,537
3.85%, 05/21/25 (Call 03/21/25)	200	193,796
4.00%, 02/01/29 (Call 11/01/28)	120	112,846
4.20%, 03/24/25 (Call 02/24/25)	85	83,028
4.63%, 03/22/30 (Call 12/22/29)(a)	200	194,274
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	50	49,909
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	210	210,313
5.88%, 08/24/26 (Call 07/24/26)	60	60,353
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(b)	40	40,708
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	245	188,581
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	263	220,489
3.00%, 03/15/25 (Call 12/15/24)	455	439,635
3.75%, 06/15/28 (Call 03/15/28)	218	209,845
Credit Suisse USA Inc., 7.13%, 07/15/32	115	127,827
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	45	43,139
3.95%, 11/06/24 (Call 08/06/24)	120	116,822
4.10%, 02/09/27 (Call 11/09/26)	94	87,180
4.50%, 01/30/26 (Call 11/30/25)(a)	213	204,569
6.70%, 11/29/32 (Call 08/29/32)	105	104,453
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	60	56,354
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	95	74,448
2.85%, 03/30/25	240	230,213
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	375	285,409
2.10%, 06/15/30 (Call 03/15/30)	241	198,594
3.10%, 09/15/27 (Call 06/15/27)	160	148,138
3.65%, 05/23/25	260	252,109
3.75%, 12/01/25 (Call 09/01/25)	435	419,871
3.75%, 09/21/28 (Call 06/21/28)(a)	170	160,721
4.00%, 09/15/27 (Call 08/15/27)	365	349,714
4.35%, 06/15/29 (Call 04/15/29)	305	292,349
4.60%, 03/15/33 (Call 12/15/32)	300	286,407
Invesco Finance PLC, 3.75%, 01/15/26	205	197,261
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	165	161,626
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	260	202,771
4.15%, 01/23/30	290	261,386
4.85%, 01/15/27	195	189,636
5.88%, 07/21/28 (Call 06/21/28)	180	178,040
6.45%, 06/08/27	55	55,949
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	125	95,663
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	95	88,045
3.75%, 02/13/25	165	159,501
4.38%, 03/11/29 (Call 12/11/28)	170	159,569
4.50%, 09/19/28 (Call 06/19/28)	120	113,962
Legg Mason Inc., 4.75%, 03/15/26	103	101,264

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	$215	$176,240
2.00%, 03/03/25 (Call 02/03/25)	167	159,515
2.00%, 11/18/31 (Call 08/18/31)	170	138,089
2.95%, 11/21/26 (Call 08/21/26)	278	262,135
2.95%, 06/01/29 (Call 03/01/29)	230	208,573
3.30%, 03/26/27 (Call 01/26/27)	190	180,734
3.35%, 03/26/30 (Call 12/26/29)	382	351,203
3.50%, 02/26/28 (Call 11/26/27)	230	218,578
4.85%, 03/09/33 (Call 12/09/32)	175	175,821
4.88%, 03/09/28 (Call 02/09/28)	270	270,872
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	180	140,782
3.85%, 06/30/26 (Call 03/30/26)	205	197,274
5.35%, 06/28/28 (Call 05/28/28)	215	214,953
5.65%, 06/28/25	90	90,111
Nomura Holdings Inc.
1.65%, 07/14/26	345	305,918
1.85%, 07/16/25	297	274,517
2.17%, 07/14/28	210	176,591
2.33%, 01/22/27	270	239,285
2.61%, 07/14/31	275	216,120
2.65%, 01/16/25	480	458,669
2.68%, 07/16/30	265	215,479
2.71%, 01/22/29	10	8,488
3.00%, 01/22/32	265	212,170
3.10%, 01/16/30	250	211,805
5.10%, 07/03/25	45	44,230
5.39%, 07/06/27	220	215,697
5.61%, 07/06/29	230	225,773
5.71%, 01/09/26	25	24,820
6.07%, 07/12/28	200	200,916
6.09%, 07/12/33	205	205,373
ORIX Corp.
2.25%, 03/09/31(a)	25	20,282
3.25%, 12/04/24	332	320,861
3.70%, 07/18/27	75	70,838
4.00%, 04/13/32	112	102,114
5.00%, 09/13/27	182	179,940
5.20%, 09/13/32	112	111,387
Private Export Funding Corp.
1.75%, 11/15/24	105	100,427
Series GG, 2.45%, 07/15/24	40	38,852
Series PP, 1.40%, 07/15/28	133	114,678
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	120	117,049
4.88%, 03/15/27 (Call 09/15/26)	145	137,163
6.63%, 03/15/25 (Call 09/15/24)	95	94,914
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	154	148,904
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	125	108,716
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	85	62,997
3.70%, 08/04/26 (Call 05/04/26)	189	172,162
3.95%, 12/01/27 (Call 09/01/27)	270	240,988
4.50%, 07/23/25 (Call 04/23/25)	225	214,623
4.88%, 06/13/25 (Call 05/13/25)	215	207,140
5.15%, 03/19/29 (Call 12/19/28)	165	151,326
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	185	159,953

Security	Par (000)	Value

Diversified Financial Services (continued)
1.10%, 02/15/31 (Call 11/15/30)	$245	$190,485
1.90%, 04/15/27 (Call 02/15/27)	416	377,033
2.05%, 04/15/30 (Call 01/15/30)	444	376,548
2.75%, 09/15/27 (Call 06/15/27)	271	251,298
3.15%, 12/14/25 (Call 09/14/25)	1,059	1,015,772
Voya Financial Inc.
3.65%, 06/15/26	205	193,612
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(b)	75	60,557
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	200	178,874
2.75%, 03/15/31 (Call 12/15/30)	75	58,931
2.85%, 01/10/25 (Call 12/10/24)	190	182,058

		45,573,910

Electric — 2.0%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	110	103,329
4.70%, 05/15/32 (Call 02/15/32)	125	118,281
5.40%, 06/01/33 (Call 03/01/33)	40	39,562
Series I, 2.10%, 07/01/30 (Call 04/01/30)	192	155,620
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	40	37,647
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	180	161,788
2.45%, 01/15/31 (Call 10/15/30)	295	234,304
5.45%, 06/01/28 (Call 05/01/28)	150	147,195
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	12,872
3.75%, 09/01/27 (Call 08/01/27)	70	66,805
3.94%, 09/01/32 (Call 03/01/32)	120	109,213
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	290	227,612
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	105	90,195
1.95%, 03/15/27 (Call 02/15/27)	90	80,924
2.50%, 09/15/24 (Call 08/15/24)	118	113,832
3.50%, 01/15/31 (Call 10/15/30)	115	101,465
3.65%, 02/15/26 (Call 11/15/25)	110	105,196
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	100	78,037
3.25%, 03/01/25 (Call 12/01/24)	76	73,703
3.80%, 05/15/28 (Call 02/15/28)	33	31,444
3.85%, 09/01/32 (Call 06/01/32)	115	104,020
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	103	84,769
3.20%, 11/13/27 (Call 08/13/27)	35	32,425
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(b)	150	121,176
5.63%, 03/01/33 (Call 12/01/32)	341	341,668
5.70%, 08/15/25	5	5,003
5.75%, 11/01/27 (Call 10/01/27)	320	325,632
5.95%, 11/01/32 (Call 08/01/32)	22	22,620
Series J, 4.30%, 12/01/28 (Call 09/01/28)	169	161,020
Series N, 1.00%, 11/01/25 (Call 10/01/25)	20	18,171
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	28,827
4.50%, 08/01/32 (Call 05/01/32)	160	148,656
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	90	74,687
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	165	128,197
2.60%, 08/15/29 (Call 05/15/29)	64	55,514

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 09/15/27 (Call 06/15/27)	$65	$59,684
3.15%, 05/15/25 (Call 02/15/25)	45	43,319
6.35%, 12/15/32 (Call 09/15/32)	85	89,516
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	40	32,710
4.00%, 10/15/28 (Call 07/15/28)	95	90,112
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	193	186,230
3.20%, 04/15/25 (Call 03/15/25)	180	172,336
3.80%, 06/01/29 (Call 03/01/29)	186	168,696
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	252	206,569
2.40%, 08/15/26 (Call 05/15/26)	60	55,539
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	140	108,248
3.25%, 04/15/28 (Call 01/15/28)	220	202,404
3.50%, 02/01/25 (Call 11/01/24)	185	179,851
3.70%, 07/15/30 (Call 04/15/30)	240	218,616
4.05%, 04/15/25 (Call 03/15/25)	203	198,644
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	160	131,179
3.05%, 10/15/29 (Call 07/15/29)	162	139,315
3.15%, 01/15/27 (Call 07/15/26)	15	13,930
3.95%, 01/15/26 (Call 07/15/25)	35	33,538
4.35%, 05/01/33 (Call 02/01/33)	10	8,842
5.95%, 03/15/28 (Call 02/15/28)	240	243,518
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	170	166,937
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	135	126,020
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	15	12,422
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	130	123,162
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	135	124,547
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	170	152,655
2.50%, 09/01/24 (Call 08/01/24)	141	136,120
2.65%, 06/01/31 (Call 03/01/31)	95	77,982
2.95%, 03/01/30 (Call 12/01/29)	65	55,929
5.25%, 08/10/26	75	74,738
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	170	159,667
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	100	93,888
3.45%, 08/15/27 (Call 05/15/27)	85	79,257
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(b)	100	87,224
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	60	50,198
2.55%, 06/15/26 (Call 03/15/26)	85	79,415
3.15%, 03/15/32 (Call 12/15/31)	75	64,847
3.70%, 08/15/28 (Call 05/15/28)	160	151,006
4.90%, 02/01/33 (Call 11/01/32)(a)	80	78,634
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	162,708
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)	50	49,237
Series A, 2.05%, 07/01/31 (Call 04/01/31)	195	157,067
Series A, 3.20%, 03/15/27 (Call 12/15/26)	50	47,019
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	205	170,000
3.80%, 05/15/28 (Call 02/15/28)	185	175,006
5.20%, 03/01/33 (Call 12/01/32)	185	184,747

Security	Par (000)	Value

Electric (continued)
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	$115	$103,767
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	64,996
Series D, 4.00%, 12/01/28 (Call 09/01/28)	131	125,142
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	200	191,426
5.60%, 03/01/28 (Call 02/01/28)	90	90,519
5.80%, 03/01/33 (Call 12/01/32)	90	91,665
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	75	67,261
3.80%, 11/15/28 (Call 08/15/28)	118	111,149
4.63%, 05/15/33 (Call 11/15/32)	185	179,341
4.65%, 03/01/28 (Call 01/01/28)	200	198,140
4.90%, 02/15/29 (Call 12/15/28)	100	99,278
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	229	221,338
4.25%, 06/01/28 (Call 03/01/28)	134	127,812
4.35%, 08/15/32 (Call 05/15/32)	105	97,036
5.38%, 11/15/32 (Call 08/15/32)	255	251,055
Series A, 1.45%, 04/15/26 (Call 03/15/26)	200	180,400
Series A, 3.30%, 03/15/25 (Call 02/15/25)	50	48,278
Series B, 3.60%, 03/15/27 (Call 01/15/27)	50	47,125
Series C, 2.25%, 08/15/31 (Call 05/15/31)	130	103,526
Series C, 3.38%, 04/01/30 (Call 01/01/30)	570	502,911
Series D, 2.85%, 08/15/26 (Call 05/15/26)	97	90,202
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	15	15,057
6.63%, 02/01/32	25	27,210
Series A, 2.30%, 12/01/31 (Call 09/01/31)	95	76,279
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	190	161,243
3.38%, 03/01/25 (Call 12/01/24)	15	14,556
5.20%, 04/01/33 (Call 01/01/33)	105	105,250
Series A, 1.90%, 04/01/28 (Call 02/01/28)	200	175,442
Series A, 3.00%, 03/01/32 (Call 12/01/31)	145	123,755
Series C, 2.63%, 03/01/31 (Call 12/01/30)	55	46,802
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	230	212,778
2.95%, 03/01/30 (Call 12/01/29)	229	196,862
4.22%, 11/01/24(c)	430	421,774
4.88%, 06/01/28 (Call 05/01/28)	215	210,369
Series C, 3.40%, 06/15/29 (Call 03/15/29)	109	97,685
Series F, 1.05%, 06/01/25 (Call 05/01/25)	240	221,304
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	160	138,048
2.45%, 02/01/30 (Call 11/01/29)	130	111,559
2.55%, 04/15/31 (Call 01/15/31)	175	148,213
2.85%, 03/15/32 (Call 12/15/31)	120	101,238
2.95%, 12/01/26 (Call 09/01/26)	110	103,658
3.95%, 11/15/28 (Call 08/15/28)	185	176,177
4.95%, 01/15/33 (Call 10/15/32)	225	221,483
6.45%, 10/15/32	60	64,153
Series A, 6.00%, 12/01/28	40	41,560
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	237	216,355
2.45%, 06/01/30 (Call 03/01/30)	250	208,045
2.55%, 06/15/31 (Call 03/15/31)	315	257,056
2.65%, 09/01/26 (Call 06/01/26)	360	333,068
3.15%, 08/15/27 (Call 05/15/27)	175	161,873
3.40%, 06/15/29 (Call 03/15/29)	160	144,813
4.30%, 03/15/28 (Call 02/15/28)	220	211,792

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 08/15/32 (Call 05/15/32)	$235	$218,411
5.00%, 12/08/25	50	49,507
5.00%, 12/08/27 (Call 11/08/27)	200	198,600
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	75	60,433
2.40%, 12/15/31 (Call 09/15/31)	175	142,653
2.50%, 12/01/29 (Call 09/01/29)	115	99,231
3.80%, 07/15/28 (Call 04/15/28)	193	183,744
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	135	111,104
3.65%, 02/01/29 (Call 11/01/28)	105	97,913
5.25%, 04/01/33 (Call 01/01/33)	60	60,034
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	145	115,233
3.25%, 08/15/25 (Call 05/15/25)	45	43,386
3.40%, 04/01/32 (Call 01/01/32)	115	100,829
3.45%, 03/15/29 (Call 12/15/28)	106	97,459
3.70%, 09/01/28 (Call 06/01/28)	165	155,456
5.25%, 03/15/33 (Call 12/15/32)	90	90,045
Edison International
3.55%, 11/15/24 (Call 10/15/24)	192	186,459
4.13%, 03/15/28 (Call 12/15/27)	187	174,877
4.70%, 08/15/25	135	132,042
4.95%, 04/15/25 (Call 03/15/25)	100	98,497
5.25%, 11/15/28 (Call 10/15/28)	125	122,172
5.75%, 06/15/27 (Call 04/15/27)	172	172,402
6.95%, 11/15/29 (Call 09/15/29)	140	147,514
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	110	87,613
3.55%, 06/15/26 (Call 03/15/26)	185	174,903
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	115	108,822
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	215	205,389
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	181	173,485
4.00%, 06/01/28 (Call 03/01/28)	39	37,262
5.15%, 01/15/33 (Call 10/15/32)	165	163,505
5.30%, 09/15/33 (Call 06/15/33)	100	99,806
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	30	27,248
1.90%, 06/15/28 (Call 04/15/28)	30	25,697
2.40%, 06/15/31 (Call 03/05/31)	160	127,725
2.80%, 06/15/30 (Call 03/15/30)	150	126,591
2.95%, 09/01/26 (Call 06/01/26)	287	266,594
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 09/11/23)	55	52,212
1.60%, 12/15/30 (Call 09/15/30)	145	112,198
2.35%, 06/15/32 (Call 03/15/32)	85	67,544
2.40%, 10/01/26 (Call 07/01/26)	60	54,970
3.05%, 06/01/31 (Call 03/01/31)	57	48,897
3.12%, 09/01/27 (Call 06/01/27)	50	46,307
3.25%, 04/01/28 (Call 01/01/28)	100	91,788
4.00%, 03/15/33 (Call 12/15/32)	95	85,275
5.59%, 10/01/24	20	20,003
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	110	99,183
5.00%, 09/01/33 (Call 06/01/33)	40	38,777
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	140	109,638
4.00%, 03/30/29 (Call 12/30/28)	113	105,727

Security	Par (000)	Value

Electric (continued)
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	$164	$158,199
2.90%, 09/15/29 (Call 06/15/29)	120	104,317
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	75	69,823
3.10%, 04/01/27 (Call 01/01/27)	165	154,255
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	125	120,565
4.95%, 04/15/33 (Call 01/15/33)	85	82,576
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	50	41,376
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,209
2.90%, 03/01/27 (Call 02/01/27)	125	115,104
3.38%, 03/01/32 (Call 12/01/31)	90	77,180
4.60%, 07/01/27 (Call 06/01/27)	295	287,053
4.75%, 05/15/26	55	54,096
5.13%, 05/15/33 (Call 02/15/33)	170	164,417
5.45%, 03/01/28 (Call 02/01/28)	350	351,263
Series H, 3.15%, 01/15/25 (Call 10/15/24)	125	121,050
Series L, 2.90%, 10/01/24 (Call 08/01/24)	180	174,609
Series M, 3.30%, 01/15/28 (Call 10/15/27)	120	110,413
Series O, 4.25%, 04/01/29 (Call 01/01/29)	105	99,712
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	190	173,367
Series R, 1.65%, 08/15/30 (Call 05/15/30)	169	132,831
Series U, 1.40%, 08/15/26 (Call 07/15/26)	190	169,163
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	70	64,271
3.35%, 03/15/32 (Call 12/15/31)	115	98,716
3.40%, 04/15/26 (Call 01/15/26)	242	230,091
3.95%, 06/15/25 (Call 03/15/25)	262	254,247
4.05%, 04/15/30 (Call 01/15/30)	319	294,836
5.15%, 03/15/28 (Call 02/15/28)	95	94,374
5.30%, 03/15/33 (Call 12/15/32)	165	162,805
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	360	298,519
2.85%, 04/01/25 (Call 03/01/25)	375	360,690
3.13%, 12/01/25 (Call 06/01/25)	150	143,677
4.40%, 05/15/28 (Call 03/15/28)	180	176,089
4.45%, 05/15/26 (Call 04/15/26)	55	54,135
4.63%, 05/15/30 (Call 03/15/30)	85	83,270
4.80%, 05/15/33 (Call 02/15/33)	65	63,481
5.05%, 04/01/28 (Call 03/01/28)	225	226,231
5.10%, 04/01/33 (Call 01/01/33)	200	200,250
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	280	259,904
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	152	141,620
4.65%, 05/16/28 (Call 03/16/28)	250	243,880
4.70%, 05/15/32 (Call 02/15/32)	165	157,276
4.95%, 05/17/33 (Call 11/17/32)	345	333,832
Series A, 2.20%, 09/15/24 (Call 08/15/24)	145	139,645
Series B, 2.65%, 09/15/29 (Call 06/15/29)	249	214,777
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	180	168,948
Iberdrola International BV, 5.81%, 03/15/25	90	90,180
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	10	9,487
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	20,523
3.25%, 12/01/24 (Call 09/01/24)	185	179,657
3.60%, 04/01/29 (Call 01/01/29)	10	9,193

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 09/26/28 (Call 06/26/28)	$165	$157,184
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	70	68,145
4.25%, 05/01/30 (Call 02/01/30)	117	105,377
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	85	80,268
3.35%, 11/15/27 (Call 08/15/27)	185	171,824
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)	35	35,326
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	40	40,405
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	50	48,045
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	88	81,960
3.50%, 10/15/24 (Call 07/15/24)	189	184,681
3.65%, 04/15/29 (Call 01/15/29)	284	264,574
6.75%, 12/30/31	15	16,451
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	82	77,203
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	40	40,116
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	30	26,803
1.35%, 03/15/31 (Call 12/15/30)	185	139,803
1.65%, 06/15/31 (Call 03/15/31)	90	68,964
1.88%, 02/07/25	160	152,046
2.40%, 03/15/30 (Call 12/15/29)	95	80,119
2.75%, 04/15/32 (Call 01/15/32)	25	20,481
2.85%, 01/27/25 (Call 10/27/24)	87	84,006
3.05%, 04/25/27 (Call 01/25/27)	88	82,065
3.25%, 11/01/25 (Call 08/01/25)	70	66,989
3.40%, 02/07/28 (Call 11/07/27)	70	65,275
3.45%, 06/15/25	120	115,734
3.70%, 03/15/29 (Call 12/15/28)	145	134,647
3.90%, 11/01/28 (Call 08/01/28)	75	70,773
4.02%, 11/01/32 (Call 05/01/32)	200	181,332
4.15%, 12/15/32 (Call 09/15/32)	100	91,382
4.45%, 03/13/26 (Call 02/13/26)	55	54,044
4.80%, 03/15/28 (Call 02/15/28)	325	321,402
5.05%, 09/15/28 (Call 08/15/28)	75	74,859
5.45%, 10/30/25	110	110,316
5.80%, 01/15/33 (Call 07/15/32)	160	165,141
Series D, 1.00%, 10/18/24	90	85,438
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	162	150,336
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	127	106,465
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	355	317,388
1.90%, 06/15/28 (Call 04/15/28)	285	244,920
2.25%, 06/01/30 (Call 03/01/30)	566	465,541
2.44%, 01/15/32 (Call 10/15/31)	235	188,261
2.75%, 11/01/29 (Call 08/01/29)	264	228,339
3.50%, 04/01/29 (Call 01/01/29)	165	150,751
3.55%, 05/01/27 (Call 02/01/27)	346	326,105
4.26%, 09/01/24	135	132,778
4.45%, 06/20/25	580	568,029
4.63%, 07/15/27 (Call 06/15/27)	395	385,121
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(b)	105	93,013
4.90%, 02/28/28 (Call 01/28/28)	355	349,178
5.00%, 02/28/30 (Call 12/28/29)	360	353,239
5.00%, 07/15/32 (Call 04/15/32)	220	212,656
5.05%, 02/28/33 (Call 11/28/32)	350	338,593

Security	Par (000)	Value

Electric (continued)
6.05%, 03/01/25	$15	$15,062
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	177	146,278
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	31,590
3.20%, 05/15/27 (Call 02/15/27)	200	187,372
3.25%, 05/15/29 (Call 02/15/29)	155	142,000
3.95%, 04/01/30 (Call 01/01/30)	20	18,623
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	30	29,206
Series P, 2.60%, 04/01/30 (Call 01/01/30)	75	63,532
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	125	97,739
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	145	127,918
3.30%, 03/15/30 (Call 09/15/29)	30	26,663
3.80%, 08/15/28 (Call 02/15/28)	105	99,069
5.40%, 01/15/33 (Call 07/15/32)	100	99,948
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	335	304,703
2.75%, 05/15/30 (Call 02/15/30)	205	177,024
2.95%, 04/01/25 (Call 01/01/25)	135	129,612
3.70%, 11/15/28 (Call 08/15/28)	105	98,980
4.15%, 06/01/32 (Call 03/01/32)	115	107,214
4.30%, 05/15/28 (Call 04/15/28)(d)	10	9,696
4.55%, 09/15/32 (Call 06/15/32)	120	114,232
5.75%, 03/15/29 (Call 12/15/28)	85	87,577
7.00%, 05/01/32	40	44,712
7.25%, 01/15/33	5	5,700
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	237	204,140
2.50%, 02/01/31 (Call 11/01/30)	318	248,002
2.95%, 03/01/26 (Call 12/01/25)	90	83,028
3.00%, 06/15/28 (Call 04/15/28)	155	134,687
3.15%, 01/01/26	453	421,729
3.25%, 06/01/31 (Call 03/01/31)	237	192,174
3.30%, 03/15/27 (Call 12/15/26)	81	73,941
3.30%, 12/01/27 (Call 09/01/27)	315	280,857
3.45%, 07/01/25	35	33,268
3.50%, 06/15/25 (Call 03/15/25)	195	185,759
3.75%, 07/01/28	220	197,712
4.20%, 03/01/29 (Call 01/01/29)	95	85,375
4.40%, 03/01/32 (Call 12/01/31)	140	120,653
4.55%, 07/01/30 (Call 01/01/30)	690	620,048
4.65%, 08/01/28 (Call 05/01/28)	100	93,306
4.95%, 06/08/25	300	293,541
5.45%, 06/15/27 (Call 05/15/27)	210	204,918
5.90%, 06/15/32 (Call 03/15/32)	103	98,614
6.10%, 01/15/29 (Call 12/15/28)	130	128,459
6.15%, 01/15/33 (Call 10/15/32)	170	165,544
6.40%, 06/15/33 (Call 03/15/33)	330	325,717
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	45	37,508
3.50%, 06/15/29 (Call 03/15/29)	80	72,413
7.70%, 11/15/31	25	28,340
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	10	9,590
4.90%, 06/15/33 (Call 03/15/33)	116	114,057
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	155	143,274

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	$312	$294,675
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	300	296,814
Progress Energy Inc.
7.00%, 10/30/31	40	43,333
7.75%, 03/01/31	225	252,094
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	260	205,031
3.70%, 06/15/28 (Call 12/15/27)	167	156,497
4.10%, 06/01/32 (Call 03/01/32)	55	50,474
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	67,482
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	35	28,577
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	160	156,962
Series J, 2.20%, 08/15/31 (Call 05/15/31)	105	83,850
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	95	86,252
1.90%, 08/15/31 (Call 05/15/31)	230	183,846
2.25%, 09/15/26 (Call 06/15/26)	246	226,741
2.45%, 01/15/30 (Call 10/15/29)	115	98,616
3.00%, 05/15/25 (Call 02/15/25)	20	19,246
3.00%, 05/15/27 (Call 02/15/27)	120	112,439
3.10%, 03/15/32 (Call 12/15/31)	60	52,040
3.20%, 05/15/29 (Call 02/15/29)	60	54,517
3.65%, 09/01/28 (Call 06/01/28)	145	136,317
3.70%, 05/01/28 (Call 02/01/28)	172	163,266
4.65%, 03/15/33 (Call 12/15/32)	80	77,470
4.90%, 12/15/32 (Call 09/15/32)	100	98,727
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	220	200,884
1.60%, 08/15/30 (Call 05/15/30)	185	145,488
2.45%, 11/15/31 (Call 08/15/31)	30	24,123
5.85%, 11/15/27 (Call 10/15/27)	20	20,381
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	96,673
3.65%, 05/15/25 (Call 02/15/25)	205	196,775
4.10%, 06/15/30 (Call 03/15/30)	115	102,765
4.22%, 03/15/32 (Call 12/15/31)	135	119,040
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	170	158,231
4.95%, 08/15/28 (Call 07/15/28)	300	297,504
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	255	202,781
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	75	63,778
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	223	206,045
3.30%, 04/01/25 (Call 03/01/25)	155	149,339
3.40%, 02/01/28 (Call 11/01/27)	394	364,572
3.70%, 04/01/29 (Call 02/01/29)	215	196,151
5.40%, 08/01/26 (Call 07/01/26)	120	120,188
5.50%, 08/01/33 (Call 05/01/33)	100	99,177
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	170	158,238
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	90	74,789
2.75%, 02/01/32 (Call 11/01/31)	15	12,440
2.85%, 08/01/29 (Call 05/01/29)	199	175,088
4.90%, 06/01/26 (Call 05/01/26)	75	74,561
5.30%, 03/01/28 (Call 02/01/28)	30	30,130

Security	Par (000)	Value

Electric (continued)
5.85%, 11/01/27 (Call 10/01/27)	$445	$455,724
5.95%, 11/01/32 (Call 08/01/32)	120	124,402
6.65%, 04/01/29	88	91,303
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	60	54,511
Series A, 4.20%, 03/01/29 (Call 12/01/28)	119	112,905
Series B, 3.65%, 03/01/28 (Call 12/01/27)	68	63,581
Series C, 4.20%, 06/01/25	170	166,144
Series D, 4.70%, 06/01/27 (Call 05/01/27)	130	127,811
Series E, 3.70%, 08/01/25 (Call 06/01/25)	240	231,958
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	110,954
Southern California Gas Co., 5.20%, 06/01/33 (Call 03/01/33)	130	127,621
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	480	454,104
4.85%, 06/15/28 (Call 04/15/28)	120	117,520
5.11%, 08/01/27	195	193,709
5.15%, 10/06/25	160	159,138
5.20%, 06/15/33 (Call 12/15/32)	335	325,918
5.70%, 10/15/32 (Call 04/15/32)	130	131,934
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	100	85,396
Series A, 3.70%, 04/30/30 (Call 01/30/30)	159	144,008
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	165	148,802
4.15%, 12/01/25 (Call 09/01/25)	210	204,445
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	55	53,842
Series K, 2.75%, 10/01/26 (Call 07/01/26)	75	69,228
Series M, 4.10%, 09/15/28 (Call 06/15/28)	270	255,636
Series N, 1.65%, 03/15/26 (Call 02/15/26)	65	59,151
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	10	9,822
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	125	101,890
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	60	46,861
3.05%, 03/15/25 (Call 12/15/24)	132	127,189
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	155	122,593
2.95%, 06/15/27 (Call 03/15/27)	130	120,875
2.95%, 03/15/30 (Call 12/15/29)	116	101,777
3.50%, 03/15/29 (Call 12/15/28)	143	131,649
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	160	128,878
2.40%, 03/30/32 (Call 12/30/31)	120	96,734
5.00%, 04/01/33 (Call 01/01/33)	165	160,489
Series A, 2.88%, 07/15/29 (Call 04/15/29)	150	133,204
Series A, 3.10%, 05/15/25 (Call 02/15/25)	120	115,165
Series A, 3.15%, 01/15/26 (Call 10/15/25)	230	218,974
Series A, 3.50%, 03/15/27 (Call 12/15/26)	245	231,520
Series A, 3.80%, 04/01/28 (Call 01/01/28)	215	203,594
Series B, 2.95%, 11/15/26 (Call 08/15/26)	135	125,894
Series B, 3.75%, 05/15/27 (Call 04/15/27)	155	147,952
Virginia Electric and Power Co., 5.30%, 08/15/33 (Call 05/15/33)	100	99,069
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	50	43,033
1.80%, 10/15/30 (Call 07/15/30)	70	54,906
2.20%, 12/15/28 (Call 10/15/28)	105	90,689
4.75%, 01/09/26 (Call 12/09/25)	190	187,462
4.75%, 01/15/28 (Call 12/15/27)	210	205,691
5.00%, 09/27/25 (Call 08/27/25)	135	133,736

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.15%, 10/01/27 (Call 09/01/27)	$165	$164,492
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	110	94,632
2.05%, 12/15/24 (Call 11/15/24)	151	144,315
4.75%, 09/30/32 (Call 06/30/32)	110	107,473
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	15	14,558
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	100	78,831
3.00%, 07/01/29 (Call 04/01/29)	20	17,886
3.05%, 10/15/27 (Call 07/15/27)	130	121,562
3.95%, 09/01/32 (Call 06/01/32)	175	159,355
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	90	90,084
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	185	164,017
2.35%, 11/15/31 (Call 05/15/31)	170	134,074
2.60%, 12/01/29 (Call 06/01/29)	185	158,319
3.30%, 06/01/25 (Call 12/01/24)	105	100,934
3.35%, 12/01/26 (Call 06/01/26)	97	90,902
3.40%, 06/01/30 (Call 12/01/29)	65	57,640
4.00%, 06/15/28 (Call 12/15/27)	35	33,164
4.60%, 06/01/32 (Call 12/01/31)	200	186,800
5.45%, 08/15/33 (Call 02/15/33)	250	246,020

		60,405,654

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	36,030
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	240	212,450
1.80%, 10/15/27 (Call 08/15/27)	75	66,524
1.95%, 10/15/30 (Call 07/15/30)	75	61,727
2.00%, 12/21/28 (Call 10/21/28)	290	251,975
2.20%, 12/21/31 (Call 09/21/31)	325	267,189
3.15%, 06/01/25 (Call 03/01/25)	205	198,018

		1,093,913

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	85	69,597
2.30%, 03/12/31 (Call 12/12/30)	240	196,366
2.75%, 09/15/29 (Call 06/15/29)	120	104,856
3.05%, 09/22/26 (Call 06/22/26)	105	98,128
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	130	115,953
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	20	19,372
3.55%, 10/01/27 (Call 07/01/27)	20	18,519
5.41%, 07/01/32 (Call 04/01/32)	130	126,581
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	55	52,292
2.20%, 09/15/31 (Call 06/15/31)	110	88,957
2.80%, 02/15/30 (Call 11/15/29)	265	230,823
4.35%, 06/01/29 (Call 03/01/29)	80	77,005
4.75%, 03/30/26	45	44,474
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	20	16,046
3.25%, 09/08/24 (Call 07/08/24)	161	156,555
3.88%, 01/12/28 (Call 10/12/27)	190	175,657
4.00%, 04/01/25 (Call 01/01/25)	55	53,407

Security	Par (000)	Value

Electronics (continued)
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	$70	$55,850
4.63%, 04/15/26 (Call 01/15/26)	212	205,191
5.50%, 06/01/32 (Call 03/01/32)	85	80,502
6.25%, 03/15/28 (Call 02/15/28)	110	110,861
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	165	157,560
4.75%, 06/15/25 (Call 03/15/25)	125	122,506
4.88%, 06/15/29 (Call 03/15/29)	200	191,026
4.88%, 05/12/30 (Call 02/12/30)	145	138,798
6.00%, 01/15/28 (Call 12/15/27)	55	55,597
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	220	206,813
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	160	141,586
1.35%, 06/01/25 (Call 05/01/25)	410	384,092
1.75%, 09/01/31 (Call 06/01/31)	309	245,386
1.95%, 06/01/30 (Call 03/01/30)	235	195,485
2.50%, 11/01/26 (Call 08/01/26)	455	424,606
2.70%, 08/15/29 (Call 05/15/29)	240	213,607
4.25%, 01/15/29 (Call 12/15/28)	75	72,845
4.85%, 11/01/24	80	79,598
4.95%, 02/15/28 (Call 01/15/28)	140	141,387
5.00%, 02/15/33 (Call 11/15/32)	420	423,255
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,174
3.15%, 08/15/27 (Call 05/15/27)	45	41,742
3.35%, 03/01/26 (Call 12/01/25)	205	195,402
3.50%, 02/15/28 (Call 11/15/27)	165	154,838
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	35	31,595
3.00%, 01/15/31 (Call 10/15/30)	135	112,686
3.60%, 01/15/30 (Call 10/15/29)	106	94,729
3.95%, 01/12/28 (Call 10/12/27)	125	117,051
4.25%, 05/15/27 (Call 04/15/27)	160	152,936
5.45%, 02/01/29 (Call 01/01/29)	40	39,531
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	172	150,627
4.55%, 10/30/24 (Call 07/30/24)	192	188,928
4.60%, 04/06/27 (Call 01/06/27)	214	209,256
Legrand France SA, 8.50%, 02/15/25	169	176,024
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	120	105,791
2.38%, 08/09/28 (Call 06/09/28)	130	107,929
2.65%, 08/09/31 (Call 05/09/31)	135	103,963
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	25	24,605
4.90%, 06/15/28 (Call 03/15/28)	160	155,542
6.10%, 03/15/33 (Call 12/15/32)	90	90,950
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	115	95,836
3.13%, 08/15/27 (Call 05/15/27)	140	130,631
3.70%, 02/15/26 (Call 11/15/25)	225	217,222
4.50%, 02/13/26	180	176,983
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	165	148,328
2.40%, 04/01/28 (Call 02/01/28)	145	122,429
2.95%, 04/01/31 (Call 01/01/31)	155	122,806

		8,567,673

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	$155	$153,262
6.35%, 08/18/28 (Call 07/18/28)	160	162,736

		315,998

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	390	377,348
3.76%, 03/15/27 (Call 02/15/27)	750	703,028
3.79%, 03/15/25 (Call 09/11/23)	45	43,502
4.05%, 03/15/29 (Call 01/15/29)	290	266,617
4.28%, 03/15/32 (Call 12/15/31)	945	833,802

		2,224,297

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	190	172,174
1.45%, 02/15/31 (Call 11/15/30)	175	135,385
2.30%, 03/01/30 (Call 12/01/29)	164	138,824
2.38%, 03/15/33 (Call 12/15/32)(a)	110	87,326
2.90%, 07/01/26 (Call 04/01/26)	300	281,874
3.20%, 03/15/25 (Call 12/15/24)	145	140,141
3.38%, 11/15/27 (Call 08/15/27)	150	139,545
3.95%, 05/15/28 (Call 02/15/28)	181	171,937
4.88%, 04/01/29 (Call 03/01/29)	180	177,451
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	35	27,916
2.60%, 02/01/30 (Call 11/01/29)	104	89,531
3.20%, 06/01/32 (Call 03/01/32)	170	145,880
3.50%, 05/01/29 (Call 02/01/29)	77	71,009
4.20%, 01/15/33 (Call 10/15/32)	180	166,209
4.25%, 12/01/28 (Call 09/01/28)	185	177,818
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	110	92,914
1.50%, 03/15/31 (Call 12/15/30)	25	19,469
2.00%, 06/01/29 (Call 04/01/29)	130	110,136
3.13%, 03/01/25 (Call 12/01/24)	100	96,895
3.15%, 11/15/27 (Call 08/15/27)	200	186,430
4.15%, 04/15/32 (Call 01/15/32)	349	327,045
4.63%, 02/15/30 (Call 12/15/29)	195	190,609
4.63%, 02/15/33 (Call 11/15/32)	270	259,562
4.88%, 02/15/29 (Call 01/15/29)	185	183,137

		3,589,217

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	50	53,436
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	80	66,631
3.30%, 03/19/25 (Call 12/19/24)	143	137,871
3.95%, 03/15/25 (Call 01/15/25)	310	301,955
4.15%, 03/15/28 (Call 12/15/27)	296	281,828
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	345	293,022
4.60%, 11/01/25 (Call 09/01/25)	244	238,835
4.85%, 11/01/28 (Call 08/01/28)	435	423,246
5.30%, 10/01/26	100	99,601
7.00%, 10/01/28	30	31,997
8.25%, 09/15/30	40	45,654
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	155	125,479
3.50%, 10/01/26 (Call 07/01/26)	25	23,486

Security	Par (000)	Value

Food (continued)
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	$125	$100,856
2.88%, 04/15/30 (Call 01/15/30)	185	161,414
3.20%, 02/10/27 (Call 11/10/26)	237	222,756
4.00%, 04/17/25 (Call 02/17/25)	353	344,002
4.20%, 04/17/28 (Call 01/17/28)	315	302,265
4.95%, 03/29/33 (Call 12/29/32)	250	243,592
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	165	153,186
1.70%, 06/01/30 (Call 03/01/30)	60	49,201
2.05%, 11/15/24 (Call 10/15/24)	115	110,688
2.30%, 08/15/26 (Call 05/15/26)	311	291,015
2.45%, 11/15/29 (Call 08/15/29)	105	91,841
3.20%, 08/21/25 (Call 05/21/25)	20	19,308
4.25%, 05/04/28 (Call 04/04/28)	10	9,864
4.50%, 05/04/33 (Call 02/04/33)	30	29,312
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	285	246,599
1.80%, 06/11/30 (Call 03/11/30)	150	123,999
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	70	59,963
3.20%, 10/01/26 (Call 07/01/26)	150	141,538
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)	55	47,233
3.00%, 05/15/32 (Call 02/15/32)	325	253,315
3.63%, 01/15/32 (Call 01/15/27)	230	188,538
3.75%, 12/01/31 (Call 12/01/26)	40	33,224
5.13%, 02/01/28 (Call 01/01/28)	375	364,496
5.50%, 01/15/30 (Call 01/15/25)	550	531,619
5.75%, 04/01/33 (Call 01/01/33)	200	191,504
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	120	95,167
2.38%, 03/15/30 (Call 12/15/29)	105	88,471
3.38%, 12/15/27 (Call 09/15/27)	125	116,771
3.50%, 03/15/25	455	440,913
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	100	81,866
3.25%, 04/01/26	248	235,987
3.40%, 11/15/27 (Call 08/15/27)	170	157,996
4.30%, 05/15/28 (Call 02/15/28)	165	158,631
5.25%, 03/01/33 (Call 12/01/32)	150	148,080
Series B, 7.45%, 04/01/31	50	56,368
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	455	428,906
3.75%, 04/01/30 (Call 01/01/30)	220	201,377
3.88%, 05/15/27 (Call 02/15/27)	325	310,453
4.25%, 03/01/31 (Call 12/01/30)	155	145,072
4.63%, 01/30/29 (Call 10/30/28)	50	48,854
6.75%, 03/15/32	85	92,406
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	150	116,462
2.20%, 05/01/30 (Call 02/01/30)	165	135,475
2.65%, 10/15/26 (Call 07/15/26)	240	221,957
3.50%, 02/01/26 (Call 11/01/25)	124	118,429
3.70%, 08/01/27 (Call 05/01/27)	160	151,926
4.50%, 01/15/29 (Call 10/15/28)	300	289,959
7.50%, 04/01/31	65	73,009
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	150	135,003

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
1.85%, 02/15/31 (Call 11/15/30)	$120	$94,448
2.50%, 04/15/30 (Call 01/15/30)	180	151,771
3.40%, 08/15/27 (Call 05/15/27)	167	156,407
4.95%, 04/15/33	155	149,883
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	403	376,918
1.50%, 02/04/31 (Call 11/04/30)	315	244,210
1.88%, 10/15/32 (Call 07/15/32)	15	11,577
2.63%, 03/17/27 (Call 02/17/27)	60	55,151
2.75%, 04/13/30 (Call 01/13/30)	237	204,685
3.00%, 03/17/32 (Call 12/17/31)	169	144,351
4.13%, 05/07/28 (Call 02/07/28)	30	29,025
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	210	168,949
4.25%, 04/15/31 (Call 04/15/26)	275	238,067
6.25%, 07/01/33	115	114,092
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	55	46,451
2.45%, 12/14/31 (Call 09/14/31)	175	141,435
3.25%, 07/15/27 (Call 04/15/27)	216	201,347
3.30%, 07/15/26 (Call 04/15/26)	231	219,180
3.75%, 10/01/25 (Call 07/01/25)	250	241,680
5.95%, 04/01/30 (Call 01/01/30)	210	217,283
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	293	275,306
4.00%, 03/01/26 (Call 01/01/26)	268	259,017
4.35%, 03/01/29 (Call 12/01/28)	272	257,358
Walmart Inc., 3.90%, 09/09/25	195	190,823

		14,673,321

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	15	14,588
5.50%, 01/17/27	160	159,821
Georgia-Pacific LLC
7.75%, 11/15/29	90	101,260
8.88%, 05/15/31	5	6,086
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	135	115,170
3.13%, 01/15/32 (Call 10/15/31)	195	153,978
3.75%, 01/15/31 (Call 10/15/30)	220	186,454
5.00%, 01/15/30 (Call 10/15/29)	75	69,687
6.00%, 01/15/29 (Call 10/15/28)	275	273,061

		1,080,105

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	222	173,167
2.63%, 09/15/29 (Call 06/15/29)	147	129,254
3.00%, 06/15/27 (Call 03/15/27)	175	164,031
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	197	156,554
4.00%, 04/01/28 (Call 01/01/28)	215	204,424
4.40%, 07/01/32 (Call 04/01/32)	35	32,679
5.25%, 03/01/28 (Call 02/01/28)	395	394,368
5.40%, 03/01/33 (Call 12/01/32)	255	255,054
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	101	98,121
Series A, 2.50%, 11/15/24 (Call 10/15/24)	228	219,377
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	140	112,745

Security	Par (000)	Value

Gas (continued)
3.95%, 09/15/27 (Call 06/15/27)	$35	$32,366
4.75%, 09/01/28 (Call 06/01/28)	110	104,179
5.20%, 07/15/25 (Call 04/15/25)	110	108,143
5.50%, 01/15/26 (Call 12/15/25)	70	69,199
5.50%, 10/01/26	70	69,377
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	278	254,770
1.70%, 02/15/31 (Call 11/15/30)	304	234,895
2.95%, 09/01/29 (Call 06/01/29)	279	245,512
3.49%, 05/15/27 (Call 02/15/27)	315	295,609
3.60%, 05/01/30 (Call 02/01/30)	150	134,346
5.25%, 03/30/28 (Call 02/29/28)	260	259,028
5.40%, 06/30/33 (Call 03/30/33)	35	34,673
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	50	40,956
4.25%, 09/01/32 (Call 06/01/32)(a)	35	32,599
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	40	32,406
3.50%, 06/01/29 (Call 03/01/29)	207	187,710
5.40%, 06/15/33 (Call 03/15/33)	120	118,225
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	305	283,385
3.15%, 09/15/24 (Call 06/15/24)	75	73,166
3.20%, 06/15/25 (Call 03/15/25)	25	24,063
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	200	186,682
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	275	233,981
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	120	113,204
5.15%, 09/15/32 (Call 03/15/32)	75	73,211
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	203	157,969
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	102	82,461
3.70%, 04/01/28 (Call 01/01/28)	85	78,968
4.05%, 03/15/32 (Call 12/15/31)	175	156,796
5.45%, 03/23/28 (Call 02/23/28)	40	39,873
5.80%, 12/01/27 (Call 11/01/27)	110	111,105

		5,808,631

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	55	44,068
4.63%, 06/15/28 (Call 03/15/28)	105	99,668
Regal Rexnord Corp.
6.05%, 02/15/26(d)	100	99,414
6.05%, 04/15/28 (Call 03/15/28)(d)	195	193,017
6.30%, 02/15/30 (Call 12/15/29)(d)	345	343,037
6.40%, 04/15/33 (Call 01/15/33)(d)	235	232,387
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	9,447
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	100	84,068
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 09/11/23)	115	109,459
2.30%, 03/15/30 (Call 12/15/29)	330	273,359
3.40%, 03/01/26 (Call 01/01/26)	205	194,715
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(b)	125	98,580
4.25%, 11/15/28 (Call 08/15/28)	105	99,768
6.00%, 03/06/28 (Call 02/06/28)	195	199,159

		2,080,146

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	$118	$101,775
1.40%, 06/30/30 (Call 03/30/30)	246	200,365
2.95%, 03/15/25 (Call 12/15/24)	300	290,406
3.75%, 11/30/26 (Call 08/30/26)	455	440,927
3.88%, 09/15/25 (Call 06/15/25)	50	48,809
Baxter International Inc.
1.32%, 11/29/24	60	56,838
1.73%, 04/01/31 (Call 01/01/31)	185	142,537
1.92%, 02/01/27 (Call 01/01/27)	320	284,653
2.27%, 12/01/28 (Call 10/01/28)	205	175,492
2.54%, 02/01/32 (Call 11/01/31)	390	312,858
2.60%, 08/15/26 (Call 05/15/26)	165	152,349
3.95%, 04/01/30 (Call 01/01/30)	115	105,312
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	315	296,380
2.65%, 06/01/30 (Call 03/01/30)	270	231,536
4.00%, 03/01/28 (Call 12/01/27)	50	47,733
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	44	42,468
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	193	165,544
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	250	240,437
2.60%, 11/15/29 (Call 08/15/29)	205	180,503
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	209	201,242
GE HealthCare Technologies Inc.
5.55%, 11/15/24	390	388,927
5.60%, 11/15/25 (Call 10/15/25)	185	185,013
5.65%, 11/15/27 (Call 10/15/27)	510	516,079
5.86%, 03/15/30 (Call 01/15/30)	285	289,549
5.91%, 11/22/32 (Call 08/22/32)	420	430,592
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	205	188,383
3.63%, 03/15/32 (Call 12/15/31)	497	427,514
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	238	231,424
4.50%, 03/30/33 (Call 12/30/32)	305	294,691
Revvity Inc.
0.85%, 09/15/24 (Call 09/11/23)	195	184,784
1.90%, 09/15/28 (Call 07/15/28)	150	126,980
2.25%, 09/15/31 (Call 06/15/31)	150	118,268
2.55%, 03/15/31 (Call 12/15/30)	135	110,373
3.30%, 09/15/29 (Call 06/15/29)	135	120,007
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	245	193,829
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	200	165,214
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	85	78,940
1.95%, 06/15/30 (Call 03/15/30)	275	226,958
3.38%, 11/01/25 (Call 08/01/25)	162	155,423
3.50%, 03/15/26 (Call 12/15/25)	393	377,009
3.65%, 03/07/28 (Call 12/07/27)	130	123,309
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 09/11/23)	465	443,219
1.75%, 10/15/28 (Call 08/15/28)	120	103,306
2.00%, 10/15/31 (Call 07/15/31)	335	269,836
2.60%, 10/01/29 (Call 07/01/29)	180	157,844
4.80%, 11/21/27 (Call 10/21/27)	185	185,218
4.95%, 08/10/26 (Call 07/10/26)	250	249,010

Security	Par (000)	Value

Health Care - Products (continued)
4.95%, 11/21/32 (Call 08/21/32)	$180	$179,618
4.98%, 08/10/30 (Call 06/10/30)	195	194,425
5.09%, 08/10/33 (Call 05/10/33)	230	231,092
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 09/11/23)	170	161,347
2.60%, 11/24/31 (Call 08/24/31)	135	109,993
3.05%, 01/15/26 (Call 12/15/25)	175	165,846
3.55%, 04/01/25 (Call 01/01/25)	135	130,568

		11,232,752

Health Care - Services — 0.7%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	50	43,479
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	155	147,242
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	264	257,141
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	100	92,109
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	246	212,325
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	65	52,026
2.34%, 01/01/30 (Call 10/01/29)	140	118,612
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	115	91,669
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	70	62,609
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	30	23,934
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	5	4,050
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	470	402,043
2.50%, 03/01/31 (Call 12/01/30)	475	378,741
2.63%, 08/01/31 (Call 05/01/31)	335	266,302
3.00%, 10/15/30 (Call 07/15/30)	425	353,719
3.38%, 02/15/30 (Call 02/15/25)	480	410,506
4.25%, 12/15/27 (Call 09/18/23)	545	509,499
4.63%, 12/15/29 (Call 12/15/24)	785	721,808
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	5	4,797
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	36,720
2.76%, 10/01/24 (Call 07/01/24)	65	62,869
2.78%, 10/01/30 (Call 04/01/30)	87	73,022
3.35%, 10/01/29 (Call 04/01/29)	172	153,261
6.07%, 11/01/27 (Call 08/01/27)	110	112,440
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	185	167,963
2.25%, 05/15/30 (Call 02/15/30)	294	245,472
2.38%, 01/15/25 (Call 12/15/24)	195	186,482
2.55%, 03/15/31 (Call 12/15/30)	220	184,030
2.88%, 09/15/29 (Call 06/15/29)	199	175,534
3.35%, 12/01/24 (Call 10/01/24)	220	214,014
3.65%, 12/01/27 (Call 09/01/27)	460	433,541
4.10%, 03/01/28 (Call 12/01/27)	340	325,618
4.75%, 02/15/33 (Call 11/15/32)	235	227,435
4.90%, 02/08/26 (Call 02/08/24)	250	246,758
5.35%, 10/15/25 (Call 09/15/25)	140	139,749
5.50%, 10/15/32 (Call 07/15/32)	215	219,014
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	210	165,976
3.38%, 03/15/29 (Call 01/15/29)	5	4,458

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 09/01/30 (Call 03/01/30)	$550	$480,365
4.13%, 06/15/29 (Call 03/15/29)	367	338,848
4.50%, 02/15/27 (Call 08/15/26)	372	359,523
5.20%, 06/01/28 (Call 05/01/28)	95	93,569
5.25%, 04/15/25	342	339,086
5.25%, 06/15/26 (Call 12/15/25)	425	419,768
5.38%, 02/01/25	540	536,571
5.38%, 09/01/26 (Call 03/01/26)	280	277,908
5.50%, 06/01/33 (Call 03/01/33)	325	319,732
5.63%, 09/01/28 (Call 03/01/28)	300	299,310
5.88%, 02/15/26 (Call 08/15/25)	410	410,537
5.88%, 02/01/29 (Call 08/01/28)	140	140,848
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	470	413,520
2.15%, 02/03/32 (Call 11/03/31)	210	164,579
3.13%, 08/15/29 (Call 05/15/29)	115	102,237
3.70%, 03/23/29 (Call 02/23/29)	230	212,959
3.85%, 10/01/24 (Call 07/01/24)	245	239,926
3.95%, 03/15/27 (Call 12/15/26)	100	96,011
4.50%, 04/01/25 (Call 03/01/25)	140	137,938
4.88%, 04/01/30 (Call 01/01/30)	240	232,646
5.70%, 03/13/26 (Call 03/13/24)	50	50,010
5.75%, 03/01/28 (Call 02/01/28)	115	117,085
5.88%, 03/01/33 (Call 12/01/32)	175	181,010
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	151	142,544
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	155	139,466
2.30%, 12/01/24 (Call 11/01/24)	180	172,118
2.70%, 06/01/31 (Call 03/01/31)	110	91,777
2.95%, 12/01/29 (Call 09/01/29)	146	128,169
3.25%, 09/01/24 (Call 07/01/24)	193	187,984
3.60%, 02/01/25 (Call 11/01/24)	255	247,319
3.60%, 09/01/27 (Call 06/01/27)	173	163,964
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	10	9,579
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	30	21,667
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	115	93,642
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	100	91,121
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	50	39,237
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	46,623
Series H, 2.75%, 10/01/26 (Call 07/01/26)	90	82,661
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	75	63,640
2.95%, 06/30/30 (Call 03/30/30)	220	190,628
3.45%, 06/01/26 (Call 03/01/26)	147	140,331
3.50%, 03/30/25 (Call 12/30/24)	5	4,837
4.20%, 06/30/29 (Call 03/30/29)	140	133,987
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	36	33,290
SSM Health Care Corp.
4.89%, 06/01/28	100	98,847
Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	23,721
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	15	13,380

Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	$40	$36,625
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,266
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	155	148,799
1.15%, 05/15/26 (Call 04/15/26)	265	239,544
1.25%, 01/15/26	125	114,346
2.00%, 05/15/30	290	241,935
2.30%, 05/15/31 (Call 02/15/31)	455	379,861
2.88%, 08/15/29	244	219,080
2.95%, 10/15/27	158	146,509
3.10%, 03/15/26	305	291,348
3.38%, 04/15/27	145	137,425
3.45%, 01/15/27	270	257,572
3.70%, 12/15/25	65	62,923
3.75%, 07/15/25	641	624,597
3.85%, 06/15/28	225	215,336
3.88%, 12/15/28	213	203,430
4.00%, 05/15/29 (Call 03/15/29)	303	289,259
4.20%, 05/15/32 (Call 02/15/32)	400	377,732
4.25%, 01/15/29 (Call 12/15/28)	360	348,919
4.50%, 04/15/33 (Call 01/15/33)	290	279,273
5.00%, 10/15/24	125	124,634
5.15%, 10/15/25	105	104,945
5.25%, 02/15/28 (Call 01/15/28)	280	285,438
5.30%, 02/15/30 (Call 12/15/29)	240	244,865
5.35%, 02/15/33 (Call 11/15/32)	155	158,999
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	235	208,715
2.65%, 10/15/30 (Call 07/15/30)	100	80,446
2.65%, 01/15/32 (Call 10/15/31)	165	128,205

		21,810,511

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	170	149,513
2.88%, 06/15/27 (Call 05/15/27)(a)	110	96,854
2.88%, 06/15/28 (Call 04/15/28)	345	291,484
3.20%, 11/15/31 (Call 08/15/31)	155	120,629
3.25%, 07/15/25 (Call 06/15/25)	313	293,447
3.88%, 01/15/26 (Call 12/15/25)	310	290,055
4.25%, 03/01/25 (Call 01/01/25)	242	232,831
7.00%, 01/15/27	15	15,028
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	125	108,101
2.95%, 03/10/26 (Call 02/10/26)	20	17,890
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	15	13,247
Blackstone Private Credit Fund
1.75%, 09/15/24	70	66,433
2.35%, 11/22/24	35	33,248
2.63%, 12/15/26 (Call 11/15/26)	279	240,043
2.70%, 01/15/25 (Call 11/15/24)	175	165,534
3.25%, 03/15/27 (Call 02/15/27)	100	87,123
4.00%, 01/15/29 (Call 11/15/28)	175	150,169
4.70%, 03/24/25	130	126,395
7.05%, 09/29/25	65	65,450
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	130	110,352
2.75%, 09/16/26 (Call 08/19/26)	160	141,267
2.85%, 09/30/28 (Call 07/30/28)	218	180,037
3.63%, 01/15/26 (Call 12/15/25)	85	78,761

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	$130	$112,551
2.88%, 06/11/28 (Call 04/11/28)	210	174,149
3.40%, 07/15/26 (Call 06/15/26)	175	157,558
3.75%, 07/22/25 (Call 06/22/25)	145	135,904
4.00%, 03/30/25 (Call 02/28/25)	150	142,700
4.25%, 01/15/26 (Call 12/15/25)	140	131,299
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	170	149,972
4.70%, 02/08/27 (Call 01/08/27)	115	105,320
5.50%, 03/21/25	55	53,299
7.75%, 09/16/27 (Call 08/16/27)	35	34,833
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	90	75,742
FS KKR Capital Corp.
1.65%, 10/12/24	135	127,275
2.63%, 01/15/27 (Call 12/15/26)	95	82,007
3.13%, 10/12/28 (Call 08/12/28)	205	167,555
3.40%, 01/15/26 (Call 12/15/25)	140	128,404
4.13%, 02/01/25 (Call 01/01/25)(a)	90	86,526
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	110	102,135
3.75%, 02/10/25 (Call 01/10/25)(a)	136	131,477
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	215	181,587
2.50%, 08/24/26 (Call 07/24/26)	25	21,972
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	125	110,766
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	20	18,678
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	130	113,016
3.50%, 02/25/25 (Call 01/25/25)	25	23,799
Owl Rock Capital Corp. III, 3.13%, 04/13/27	75	64,376
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	100	86,544
3.44%, 10/15/28 (Call 08/15/28)	50	39,381
3.71%, 01/22/26 (Call 12/22/25)	140	126,952
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	50	44,220
3.88%, 11/01/24 (Call 10/01/24)	50	48,469

		6,052,357

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	210	185,142
1.40%, 10/15/27 (Call 08/15/27)	65	55,798
2.50%, 10/15/24 (Call 09/15/24)	198	190,920
2.60%, 10/15/25 (Call 09/15/25)	132	123,970
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	80	78,542
4.75%, 11/29/27 (Call 05/29/27)	215	208,361
5.00%, 06/15/27 (Call 12/15/26)	150	147,655
5.25%, 06/01/26 (Call 12/01/25)	75	74,629
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	202	156,598
3.85%, 01/15/30 (Call 07/15/29)	55	47,796
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	225	192,634
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	176	173,439
5.50%, 03/01/26 (Call 12/01/25)	100	99,814

Security	Par (000)	Value

Home Builders (continued)
6.38%, 05/15/33	$10	$10,406
7.88%, 06/15/32	30	34,303
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	87	77,586
4.35%, 02/15/28 (Call 11/15/27)	120	112,597
4.88%, 11/15/25 (Call 08/15/25)	110	107,636
4.88%, 03/15/27 (Call 12/15/26)	150	145,730

		2,223,556

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	170	165,492
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	100	92,191
3.80%, 11/15/24 (Call 08/15/24)	50	48,716
4.40%, 03/15/29 (Call 12/15/28)	113	106,791
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	110	89,104
3.70%, 05/01/25	5	4,847
4.70%, 05/14/32 (Call 02/14/32)	100	94,557
4.75%, 02/26/29 (Call 11/26/28)	180	175,117
5.50%, 03/01/33 (Call 12/01/32)	120	119,009

		895,824

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	40	30,952
2.65%, 04/30/30 (Call 02/01/30)	65	54,159
4.88%, 12/06/28 (Call 09/06/28)	90	87,974
5.75%, 03/15/33 (Call 12/15/32)	165	166,510
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	125	102,394
3.15%, 08/01/27 (Call 05/01/27)	115	108,190
5.60%, 11/15/32 (Call 08/15/32)	165	170,659
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	95	77,177
3.10%, 10/01/27 (Call 07/01/27)	160	147,938
3.90%, 05/15/28 (Call 02/15/28)	145	137,659
4.40%, 05/01/29 (Call 03/01/29)	60	58,061
4.60%, 05/01/32 (Call 02/01/32)	165	159,553
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	140	120,889
2.00%, 11/02/31 (Call 08/02/31)	170	139,371
2.75%, 02/15/26	90	85,757
3.05%, 08/15/25	125	120,214
3.10%, 03/26/30 (Call 12/26/29)	190	171,408
3.20%, 04/25/29 (Call 01/25/29)	180	166,851
3.95%, 11/01/28 (Call 08/01/28)	115	111,403
4.50%, 02/16/33 (Call 11/16/32)	95	93,115

		2,310,234

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	10	11,889
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(b)	200	188,070
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	55	49,573
2.88%, 10/15/26 (Call 07/15/26)	264	246,299
3.60%, 04/01/30 (Call 01/01/30)	300	273,129
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	115	106,205
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	130	124,380

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	$135	$121,797
1.45%, 12/15/30 (Call 09/15/30)	135	103,430
3.28%, 12/15/26 (Call 09/15/26)	182	172,005
5.25%, 03/30/33 (Call 12/30/32)	220	215,470
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	160	153,456
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	277	262,180
3.40%, 06/30/30 (Call 03/30/30)	245	215,818
3.90%, 04/01/26 (Call 01/01/26)	235	226,693
4.20%, 04/01/28 (Call 01/01/28)	94	89,822
5.13%, 03/27/33 (Call 12/27/32)	165	159,251
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	60	56,906
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	354	303,782
3.75%, 05/02/29 (Call 02/02/29)	206	191,650
4.50%, 12/15/28 (Call 09/15/28)	77	74,519
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	150	118,536
2.60%, 12/02/31 (Call 09/02/31)	120	98,459
2.85%, 05/28/27 (Call 04/28/27)	105	96,581
3.88%, 12/15/25 (Call 09/15/25)	292	282,574
5.00%, 09/12/32 (Call 06/12/32)	132	128,775
5.35%, 02/28/33 (Call 11/28/32)	130	129,679
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	246	234,699
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	135	107,056
5.50%, 03/02/33 (Call 12/02/32)	10	9,927
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	70	52,991
3.70%, 02/22/30 (Call 11/22/29)	110	95,024
4.90%, 03/27/28 (Call 12/27/27)	105	101,477
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	150	127,446
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	120	100,409
4.13%, 01/12/28 (Call 10/12/27)	245	228,842
6.15%, 04/03/30 (Call 01/03/30)	49	49,479
6.65%, 02/01/33 (Call 11/01/32)	60	61,628
AXA SA, 8.60%, 12/15/30	185	223,452
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	164	148,802
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	200	187,544
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	311	249,780
1.85%, 03/12/30 (Call 12/12/29)	10	8,407
2.30%, 03/15/27 (Call 02/15/27)	245	227,090
2.88%, 03/15/32 (Call 12/15/31)	245	214,027
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	587	562,593
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	70	64,704
5.63%, 05/15/30 (Call 02/15/30)	180	173,830
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	270	215,722
4.20%, 09/15/24 (Call 06/15/24)	80	78,589

Security	Par (000)	Value

Insurance (continued)
4.20%, 03/17/32 (Call 12/17/31)	$70	$62,682
4.50%, 03/15/29 (Call 12/15/28)	50	47,044
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	285	224,252
3.15%, 03/15/25	110	106,426
3.35%, 05/03/26 (Call 02/03/26)	235	225,130
Cincinnati Financial Corp., 6.92%, 05/15/28	94	100,263
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	96,092
3.45%, 08/15/27 (Call 05/15/27)	185	172,762
3.90%, 05/01/29 (Call 02/01/29)	136	126,543
4.50%, 03/01/26 (Call 12/01/25)	185	180,203
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	15	14,699
5.25%, 05/30/29 (Call 02/28/29)	145	138,305
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	165	158,712
3.65%, 04/05/27 (Call 03/05/27)	115	108,116
3.85%, 04/05/29 (Call 02/05/29)	345	316,120
3.90%, 04/05/32 (Call 01/05/32)	350	305,784
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	125	97,348
4.95%, 06/01/29 (Call 03/01/29)	108	101,080
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	370	350,175
5.59%, 01/11/33 (Call 10/11/32)	160	156,794
7.00%, 04/01/28	50	52,714
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(d)	50	50,912
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	54,497
4.63%, 04/29/30 (Call 01/29/30)	125	114,851
4.85%, 04/17/28 (Call 01/17/28)	214	206,041
5.63%, 08/16/32 (Call 05/16/32)	150	144,654
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	125	99,416
3.40%, 06/15/30 (Call 03/15/30)	185	160,734
4.50%, 08/15/28 (Call 05/15/28)	150	140,983
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	140	107,311
4.00%, 05/15/30 (Call 02/15/30)	50	43,485
4.60%, 11/15/24	130	127,656
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	155	123,960
4.55%, 09/15/28 (Call 06/15/28)	155	150,117
4.80%, 06/15/32 (Call 03/15/32)	20	18,970
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	89	70,290
4.50%, 04/15/26 (Call 01/15/26)	145	140,765
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	190	166,197
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	140	109,827
5.17%, 06/08/27 (Call 05/08/27)	110	107,821
5.67%, 06/08/32 (Call 03/08/32)	90	85,939
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	175	134,325
3.80%, 02/23/32 (Call 11/23/31)	110	88,947
4.35%, 02/15/25 (Call 11/15/24)	45	43,708

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	$115	$96,717
3.35%, 03/09/25	107	102,645
3.40%, 01/15/31 (Call 10/15/30)(a)	115	96,991
3.40%, 03/01/32 (Call 12/01/31)	10	8,131
3.63%, 12/12/26 (Call 09/15/26)(a)	15	14,044
3.80%, 03/01/28 (Call 12/01/27)(a)	140	128,379
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	165	145,843
3.75%, 04/01/26 (Call 01/01/26)	105	101,118
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	90	82,426
3.70%, 03/16/32 (Call 12/16/31)	265	237,686
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	150	140,434
4.15%, 03/04/26	362	351,788
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	68	60,891
3.50%, 11/01/27 (Call 08/01/27)	140	130,668
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	200	165,100
2.38%, 12/15/31 (Call 09/15/31)	100	81,369
3.50%, 03/10/25 (Call 12/10/24)	242	235,028
3.75%, 03/14/26 (Call 12/14/25)	240	231,881
4.38%, 03/15/29 (Call 12/15/28)	505	488,739
5.75%, 11/01/32 (Call 08/01/32)	172	178,426
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	100	93,838
MetLife Inc.
3.00%, 03/01/25	133	128,306
3.60%, 11/13/25 (Call 08/13/25)	201	194,411
4.55%, 03/23/30 (Call 12/23/29)	369	358,664
5.38%, 07/15/33 (Call 04/15/33)	230	228,889
6.50%, 12/15/32	30	32,524
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	227	215,732
4.88%, 10/01/24 (Call 09/01/24)	180	177,502
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	160	144,875
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	60	49,330
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	135	110,118
3.10%, 11/15/26 (Call 08/15/26)	85	79,054
3.40%, 05/15/25 (Call 02/15/25)	75	72,220
3.70%, 05/15/29 (Call 02/15/29)	176	161,300
5.38%, 03/15/33 (Call 12/15/32)	85	84,152
Progressive Corp. (The)
2.45%, 01/15/27	90	82,954
2.50%, 03/15/27 (Call 02/15/27)	90	82,782
3.00%, 03/15/32 (Call 12/15/31)	120	104,381
3.20%, 03/26/30 (Call 12/26/29)	200	178,508
4.00%, 03/01/29 (Call 12/01/28)	100	96,140
4.95%, 06/15/33 (Call 03/15/33)	60	58,923
6.25%, 12/01/32	40	42,928
6.63%, 03/01/29	30	32,690
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	282	258,013
2.10%, 03/10/30 (Call 12/10/29)	170	142,414
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(b)	25	21,250
3.88%, 03/27/28 (Call 12/27/27)	202	192,599

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)	$50	$44,922
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	190	169,776
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(b)	200	189,060
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(b)	215	205,695
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(b)	120	118,562
Prudential Funding Asia PLC
3.13%, 04/14/30	196	172,584
3.63%, 03/24/32	100	88,085
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	155	132,387
3.90%, 05/15/29 (Call 02/15/29)	155	141,983
3.95%, 09/15/26 (Call 06/15/26)	150	142,836
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	10	9,683
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	185	165,706
5.75%, 06/05/33	195	189,411
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	100	75,376
Travelers Property Casualty Corp., 6.38%, 03/15/33	15	16,464
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	190	183,574
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	36,674
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	158	136,937
4.50%, 09/15/28 (Call 06/15/28)	135	128,493
4.65%, 06/15/27 (Call 05/15/27)	195	188,900
5.35%, 05/15/33 (Call 02/15/33)	60	57,944

		22,454,949

Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	325	260,474
3.40%, 12/06/27 (Call 09/06/27)	620	575,955
3.60%, 11/28/24 (Call 08/28/24)	935	910,793
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	413	379,002
0.80%, 08/15/27 (Call 06/15/27)	325	281,804
1.10%, 08/15/30 (Call 05/15/30)	510	408,515
2.00%, 08/15/26 (Call 05/15/26)	523	484,036
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	265	246,050
1.00%, 05/12/26 (Call 04/12/26)	685	618,891
1.20%, 06/03/27 (Call 04/03/27)	285	250,874
1.50%, 06/03/30 (Call 03/03/30)	564	458,177
1.65%, 05/12/28 (Call 03/12/28)	697	608,829
2.10%, 05/12/31 (Call 02/12/31)	560	464,621
3.00%, 04/13/25	220	212,982
3.15%, 08/22/27 (Call 05/22/27)	667	627,253
3.30%, 04/13/27 (Call 03/13/27)	355	337,875
3.45%, 04/13/29 (Call 02/13/29)	258	242,621
3.60%, 04/13/32 (Call 01/13/32)	455	418,263
3.80%, 12/05/24 (Call 09/05/24)	294	288,711
4.55%, 12/01/27 (Call 11/01/27)	240	238,939
4.60%, 12/01/25	60	59,578
4.65%, 12/01/29 (Call 10/01/29)	355	353,655
4.70%, 11/29/24	220	218,508

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.70%, 12/01/32 (Call 09/01/32)	$665	$660,551
5.20%, 12/03/25 (Call 09/03/25)	321	322,043
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	43,980
3.63%, 07/06/27	265	248,912
4.13%, 06/30/25	225	218,518
4.38%, 03/29/28 (Call 12/29/27)	55	52,727
4.88%, 11/14/28 (Call 08/14/28)	50	48,774
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	225	212,305
3.60%, 06/01/26 (Call 03/01/26)	188	180,657
3.65%, 03/15/25 (Call 12/15/24)	125	121,931
4.63%, 04/13/30 (Call 01/13/30)	324	316,739
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	160	144,221
1.90%, 03/11/25 (Call 02/11/25)	227	215,008
2.60%, 05/10/31 (Call 02/10/31)	245	202,571
2.70%, 03/11/30 (Call 12/11/29)	250	213,092
3.60%, 06/05/27 (Call 03/05/27)	311	293,481
5.90%, 11/22/25 (Call 10/22/25)	75	75,587
5.95%, 11/22/27 (Call 10/22/27)	25	25,614
6.30%, 11/22/32 (Call 08/22/32)(a)	80	84,304
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	103	86,139
3.25%, 02/15/30 (Call 11/15/29)	340	296,024
3.80%, 02/15/28 (Call 11/15/27)	125	116,560
4.63%, 08/01/27 (Call 05/01/27)	95	92,083
5.00%, 02/15/26 (Call 11/15/25)	225	222,237
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	200	175,990
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	570	543,010
3.85%, 08/15/32 (Call 05/15/32)	715	656,113
4.60%, 05/15/28 (Call 04/15/28)	285	282,315
4.80%, 05/15/30 (Call 03/15/30)	175	174,125
4.95%, 05/15/33 (Call 02/15/33)	275	273,430
Netflix Inc.
4.38%, 11/15/26	25	24,308
4.88%, 04/15/28	65	64,067
5.88%, 02/15/25	90	90,431
5.88%, 11/15/28	395	406,182
6.38%, 05/15/29	93	97,879
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	30	27,482
2.00%, 09/03/30 (Call 06/03/30)	155	120,637
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	215	176,109
4.75%, 07/15/27 (Call 10/02/23)	175	170,454
5.25%, 04/01/25 (Call 01/01/25)	40	39,685
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	230	180,161

		16,942,842

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	190	179,936
4.55%, 03/11/26	190	185,983
6.55%, 11/29/27 (Call 10/29/27)	275	281,650
6.80%, 11/29/32 (Call 08/29/32)	215	221,177
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	195	183,440
2.70%, 06/01/30 (Call 03/01/30)	100	85,705
3.13%, 04/01/32 (Call 01/01/32)	60	51,095

Security	Par (000)	Value

Iron & Steel (continued)
3.95%, 05/23/25	$150	$145,821
3.95%, 05/01/28 (Call 02/01/28)	172	163,512
4.30%, 05/23/27 (Call 04/23/27)	135	130,923
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	135	124,095
2.15%, 08/15/30 (Call 05/15/30)	30	24,236
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	25	21,468
2.40%, 06/15/25 (Call 05/15/25)	64	60,262
2.80%, 12/15/24 (Call 11/15/24)	125	120,426
3.25%, 01/15/31 (Call 10/15/30)	70	60,990
3.45%, 04/15/30 (Call 01/15/30)	202	179,281
5.00%, 12/15/26 (Call 10/02/23)	255	249,561
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	320	280,419
6.13%, 06/12/33 (Call 03/12/33)	5	4,962
6.25%, 08/10/26	10	10,197

		2,765,139

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	175	134,159
4.40%, 09/15/32 (Call 06/15/32)	65	55,796
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	65	62,394

		252,349

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	130	114,888
3.70%, 01/15/31 (Call 10/15/30)	85	72,916
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 09/18/23)	20	19,138
4.38%, 09/15/28 (Call 06/15/28)	200	188,644
4.85%, 03/15/26 (Call 12/15/25)	145	142,070
5.38%, 04/23/25 (Call 03/23/25)	145	143,743
5.75%, 01/30/27 (Call 12/30/26)	10	10,022
5.75%, 04/23/30 (Call 01/23/30)	60	60,060
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	120	116,442
3.75%, 10/01/25 (Call 07/01/25)	63	60,734
4.90%, 04/15/29 (Call 03/15/29)	125	121,633
5.00%, 10/15/27 (Call 09/15/27)	220	217,780
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	167	167,282
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	330	312,526
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	95	80,690
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	245	203,436
Series R, 3.13%, 06/15/26 (Call 03/15/26)	215	201,945
Series X, 4.00%, 04/15/28 (Call 01/15/28)	60	56,354
Sands China Ltd.
3.50%, 08/08/31 (Call 05/08/31)	110	88,045
4.88%, 06/18/30 (Call 03/18/30)	10	8,732
5.38%, 08/08/25 (Call 06/08/25)	50	48,445

		2,435,525

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.60%, 09/13/24	275	261,756
0.80%, 11/13/25	85	77,422
0.90%, 03/02/26	180	162,862
1.10%, 09/14/27	30	25,954
1.15%, 09/14/26	245	219,079
1.45%, 05/15/25	10	9,379

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.70%, 01/08/27	$170	$153,993
2.15%, 11/08/24	255	245,517
3.25%, 12/01/24	40	38,978
3.40%, 05/13/25	175	169,620
3.60%, 08/12/27	255	243,859
3.65%, 08/12/25	320	310,669
4.35%, 05/15/26	275	270,589
4.80%, 01/06/26	115	114,435
4.90%, 01/17/25	90	89,654
5.15%, 08/11/25	250	250,032
5.40%, 03/10/25	180	180,506
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	70	58,747
2.60%, 09/19/29 (Call 06/19/29)	154	137,742
2.60%, 04/09/30 (Call 01/09/30)	235	206,697
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	165	147,602
1.88%, 01/15/26 (Call 12/15/25)	35	32,141
3.95%, 05/23/25	110	106,844
4.55%, 04/10/28 (Call 03/10/28)	95	91,873
5.45%, 10/14/25	155	154,493
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	117	110,468
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	143,521
3.10%, 04/15/30 (Call 01/15/30)	75	67,841
5.38%, 10/16/29	90	92,864
7.13%, 03/03/31	90	104,209
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	100	87,945
3.15%, 11/15/25 (Call 08/15/25)	155	147,534
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	120	95,212
3.50%, 10/01/30 (Call 07/01/30)	125	107,088
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	150	123,564
3.00%, 05/01/30 (Call 02/01/30)	40	34,748
John Deere Capital Corp.
0.63%, 09/10/24	135	128,513
0.70%, 01/15/26	165	149,320
1.05%, 06/17/26	20	17,974
1.25%, 01/10/25	115	109,020
1.30%, 10/13/26	125	111,924
1.45%, 01/15/31	170	134,696
1.50%, 03/06/28	100	86,447
1.70%, 01/11/27	160	144,251
1.75%, 03/09/27	45	40,418
2.00%, 06/17/31	185	150,971
2.05%, 01/09/25	295	282,952
2.13%, 03/07/25	55	52,522
2.25%, 09/14/26	185	171,273
2.35%, 03/08/27	95	87,151
2.45%, 01/09/30	205	178,547
2.65%, 06/10/26	200	187,770
2.80%, 09/08/27	175	161,920
2.80%, 07/18/29	135	121,747
3.05%, 01/06/28	110	102,506
3.35%, 04/18/29	140	129,977
3.40%, 06/06/25	160	155,168
3.40%, 09/11/25	5	4,831
3.45%, 03/13/25	285	277,656

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$125	$116,369
3.90%, 06/07/32	135	125,765
4.05%, 09/08/25	135	132,286
4.15%, 09/15/27	155	151,230
4.35%, 09/15/32	155	150,302
4.55%, 10/11/24	60	59,489
4.70%, 06/10/30	140	138,233
4.75%, 06/08/26	120	119,335
4.75%, 01/20/28	240	239,047
4.80%, 01/09/26	280	278,334
4.85%, 10/11/29	80	80,055
4.95%, 06/06/25	75	74,667
4.95%, 07/14/28	100	100,337
5.05%, 03/03/26	30	30,017
Series MTN, 4.90%, 03/03/28	20	20,038
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	75	59,176
4.55%, 04/15/28 (Call 01/15/28)	138	130,565
5.65%, 05/15/33 (Call 02/15/33)	80	77,414
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	75	65,990
4.60%, 05/15/28 (Call 02/15/28)	100	97,644
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	135	127,948
2.29%, 04/05/27 (Call 02/05/27)	165	149,917
2.57%, 02/15/30 (Call 11/15/29)	394	336,831
5.25%, 08/16/28 (Call 07/16/28)	60	60,409
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	40	31,779
2.88%, 03/01/25 (Call 12/01/24)	155	149,642
3.50%, 03/01/29 (Call 12/01/28)	175	164,022
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	125	119,232
3.45%, 11/15/26 (Call 08/15/26)	220	207,082
4.95%, 09/15/28 (Call 06/15/28)	278	268,103
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	130	114,080
2.25%, 01/30/31 (Call 10/30/30)	125	102,683
3.25%, 11/01/26 (Call 08/01/26)	145	136,449

		12,077,461

Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)	25	25,069

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	128	121,559
2.25%, 09/19/26 (Call 06/19/26)	183	168,426
2.38%, 08/26/29 (Call 05/26/29)	253	217,433
2.65%, 04/15/25 (Call 03/15/25)	150	143,067
2.88%, 10/15/27 (Call 07/15/27)(a)	191	175,888
3.00%, 08/07/25	180	172,665
3.05%, 04/15/30 (Call 01/15/30)(a)	227	202,620
3.38%, 03/01/29 (Call 12/01/28)(a)	121	110,762
3.63%, 09/14/28 (Call 06/14/28)	173	161,834
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	100	78,697
2.75%, 03/01/30 (Call 12/01/29)	200	169,322
3.50%, 12/01/24 (Call 10/01/24)	40	38,766
3.75%, 12/01/27 (Call 09/01/27)	200	188,686

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	$235	$220,336
4.00%, 11/02/32	50	46,715
4.15%, 03/15/33 (Call 12/15/32)	25	23,535
4.35%, 05/18/28 (Call 04/18/28)	40	39,282
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	270	257,475
General Electric Co., 6.75%, 03/15/32	245	273,136
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	285	266,920
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	157	147,718
3.25%, 06/14/29 (Call 03/14/29)	244	220,608
3.30%, 11/21/24 (Call 08/21/24)	190	184,644
4.25%, 09/15/27 (Call 08/15/27)	255	247,574
4.50%, 09/15/29 (Call 07/15/29)	245	236,810
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	105	98,146
5.90%, 07/15/32 (Call 04/15/32)	115	116,344
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	20	18,231
2.25%, 04/01/28 (Call 02/01/28)	165	143,870
2.75%, 04/01/31 (Call 01/01/31)	273	227,597
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	160	131,365
3.00%, 06/01/30 (Call 03/01/30)	105	90,901
3.38%, 03/01/28 (Call 12/01/27)	100	91,451
3.65%, 03/15/27 (Call 12/15/26)	115	108,208
3.88%, 03/01/25 (Call 12/01/24)	30	29,212
3.90%, 09/17/29 (Call 06/17/29)	83	76,328
4.00%, 03/15/26 (Call 12/15/25)	138	133,137

		5,379,268

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	215	178,373
2.30%, 02/01/32 (Call 11/01/31)	200	150,776
2.80%, 04/01/31 (Call 01/01/31)	510	410,596
3.75%, 02/15/28 (Call 11/15/27)	296	270,591
4.20%, 03/15/28 (Call 12/15/27)	345	321,198
4.40%, 04/01/33 (Call 01/01/33)(a)	50	44,009
4.91%, 07/23/25 (Call 04/23/25)	1,051	1,032,198
5.05%, 03/30/29 (Call 12/30/28)	288	273,969
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	475	371,459
1.95%, 01/15/31 (Call 10/15/30)	380	307,234
2.35%, 01/15/27 (Call 10/15/26)	264	242,072
2.65%, 02/01/30 (Call 11/01/29)	295	256,393
3.15%, 03/01/26 (Call 12/01/25)	616	588,268
3.15%, 02/15/28 (Call 11/15/27)	362	335,994
3.30%, 02/01/27 (Call 11/01/26)	330	311,989
3.30%, 04/01/27 (Call 02/01/27)	230	216,970
3.38%, 08/15/25 (Call 05/15/25)	442	427,250
3.40%, 04/01/30 (Call 01/01/30)	338	307,735
3.55%, 05/01/28 (Call 02/01/28)	288	271,863
3.95%, 10/15/25 (Call 08/15/25)	681	663,219
4.15%, 10/15/28 (Call 07/15/28)	856	824,970
4.25%, 10/15/30 (Call 07/15/30)	280	266,302
4.25%, 01/15/33	75	70,397
4.55%, 01/15/29 (Call 12/15/28)	235	230,276
4.65%, 02/15/33 (Call 11/15/32)	285	278,032

Security	Par (000)	Value

Media (continued)
4.80%, 05/15/33 (Call 02/15/33)	$215	$210,210
5.25%, 11/07/25	55	55,096
5.35%, 11/15/27 (Call 10/15/27)	180	182,513
5.50%, 11/15/32 (Call 08/15/32)	155	158,897
7.05%, 03/15/33	65	74,027
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	220	211,697
3.63%, 05/15/30 (Call 02/15/30)	194	170,264
3.90%, 11/15/24 (Call 08/15/24)	190	185,028
3.95%, 06/15/25 (Call 03/15/25)	98	94,790
3.95%, 03/20/28 (Call 12/20/27)	382	355,149
4.13%, 05/15/29 (Call 02/15/29)	182	167,060
4.90%, 03/11/26 (Call 12/11/25)	150	147,363
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	85	78,380
3.45%, 03/01/32 (Call 12/01/31)	85	71,959
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	195	187,491
3.50%, 04/08/30 (Call 01/08/30)	160	142,912
4.71%, 01/25/29 (Call 10/25/28)	320	308,458
Grupo Televisa SAB, 8.50%, 03/11/32	50	58,107
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	208	187,431
3.38%, 02/15/28 (Call 11/15/27)	115	102,043
3.70%, 06/01/28 (Call 03/01/28)	45	40,287
4.00%, 01/15/26 (Call 10/15/25)	255	244,818
4.20%, 06/01/29 (Call 03/01/29)	130	116,148
4.20%, 05/19/32 (Call 02/19/32)(a)	205	170,535
4.75%, 05/15/25 (Call 04/15/25)	225	220,507
4.95%, 01/15/31 (Call 10/15/30)	326	291,170
7.88%, 07/30/30	185	195,726
TCI Communications Inc.
7.13%, 02/15/28	80	85,974
7.88%, 02/15/26	55	58,237
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	108	102,595
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	223	204,235
2.95%, 06/15/27	215	201,618
3.00%, 02/13/26	256	243,722
3.15%, 09/17/25	249	239,018
Series B, 7.00%, 03/01/32	55	61,683
Walt Disney Co. (The)
1.75%, 01/13/26	290	268,328
2.00%, 09/01/29 (Call 06/01/29)	446	378,221
2.20%, 01/13/28	291	261,976
2.65%, 01/13/31	685	586,524
3.35%, 03/24/25	505	490,143
3.38%, 11/15/26 (Call 08/15/26)	120	113,981
3.70%, 09/15/24 (Call 06/15/24)	183	179,604
3.70%, 10/15/25 (Call 07/15/25)	187	181,513
3.70%, 03/23/27	75	72,250
3.80%, 03/22/30	282	263,715
6.55%, 03/15/33	40	44,187

		17,117,723

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	315	305,090
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	65	63,567

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
4.13%, 04/01/32 (Call 01/01/32)	$90	$80,319
4.50%, 12/15/28 (Call 09/15/28)	115	108,968

		557,944

Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	10	8,628
3.75%, 10/01/30 (Call 07/01/30)	200	165,816
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	220	217,947
4.88%, 02/27/26	230	228,280
4.90%, 02/28/33 (Call 11/28/32)	265	261,123
6.42%, 03/01/26	55	56,455
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 10/02/23)	145	134,728
4.25%, 03/01/30 (Call 03/01/25)	120	108,986
4.38%, 08/01/28 (Call 10/02/23)	115	106,825
4.55%, 11/14/24 (Call 08/14/24)	120	117,995
4.63%, 08/01/30 (Call 08/01/25)	58	53,580
5.00%, 09/01/27 (Call 10/02/23)	145	139,570
5.25%, 09/01/29 (Call 09/01/24)	160	155,080
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	161	155,141
6.25%, 07/15/33 (Call 04/15/33)(d)	10	9,864
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	254	206,360
2.60%, 07/15/32 (Call 04/15/32)	245	196,892
2.80%, 10/01/29 (Call 07/01/29)	161	138,900
Rio Tinto Alcan Inc., 7.25%, 03/15/31	115	129,330
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	180	196,457
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	200	198,678
Southern Copper Corp., 3.88%, 04/23/25	210	203,612
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(a)	109	85,944

		3,276,191

Multi-National — 0.3%
African Development Bank, 4.38%, 03/14/28	500	498,810
Asian Development Bank
3.75%, 04/25/28	910	884,838
3.88%, 06/14/33	1,010	978,841
4.00%, 01/12/33	145	141,980
4.25%, 01/09/26	20	19,770
4.63%, 06/13/25	5	4,967
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27	170	164,917
Council Of Europe Development Bank, 3.75%, 05/25/26	20	19,517
European Investment Bank
3.63%, 07/15/30	500	479,525
3.88%, 03/15/28	1,960	1,918,801
Inter-American Development Bank
3.50%, 04/12/33	590	554,494
4.00%, 01/12/28	85	83,575
4.50%, 05/15/26	25	24,878
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,205	1,159,174
3.88%, 02/14/30	665	647,338
4.00%, 07/25/30	660	646,886

		8,228,311

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$292	$265,469
3.25%, 02/15/29 (Call 10/02/23)	215	187,420
3.28%, 12/01/28 (Call 10/01/28)	165	144,654
3.57%, 12/01/31 (Call 09/01/31)	340	287,653
4.13%, 05/01/25 (Call 10/02/23)	180	174,245
4.25%, 04/01/28 (Call 10/02/23)	175	161,770
5.50%, 12/01/24 (Call 06/01/24)	205	203,723

		1,424,934

Oil & Gas — 0.9%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	30	27,371
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	240	194,645
2.72%, 01/12/32 (Call 10/12/31)	410	343,182
3.02%, 01/16/27 (Call 10/16/26)	255	239,279
3.12%, 05/04/26 (Call 02/04/26)	395	375,550
3.41%, 02/11/26 (Call 12/11/25)	208	199,923
3.54%, 04/06/27 (Call 02/06/27)	135	128,778
3.59%, 04/14/27 (Call 01/14/27)	243	231,494
3.63%, 04/06/30 (Call 01/06/30)	299	276,058
3.80%, 09/21/25 (Call 07/21/25)	263	256,028
3.94%, 09/21/28 (Call 06/21/28)	270	257,971
4.23%, 11/06/28 (Call 08/06/28)	141	136,089
4.81%, 02/13/33 (Call 11/13/32)	525	508,048
4.89%, 09/11/33 (Call 06/11/33)	120	116,808
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	275	258,951
3.72%, 11/28/28 (Call 08/28/28)	238	223,689
Burlington Resources LLC, 7.20%, 08/15/31	30	34,014
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	137	128,359
2.95%, 07/15/30 (Call 04/15/30)	115	98,141
3.85%, 06/01/27 (Call 03/01/27)	298	281,994
3.90%, 02/01/25 (Call 11/01/24)	176	171,111
6.45%, 06/30/33	5	5,147
7.20%, 01/15/32	70	76,085
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	135	108,583
4.25%, 04/15/27 (Call 01/15/27)	20	19,216
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	510	479,813
2.00%, 05/11/27 (Call 03/11/27)	345	312,718
2.24%, 05/11/30 (Call 02/11/30)	378	323,908
2.95%, 05/16/26 (Call 02/16/26)	525	500,293
3.33%, 11/17/25 (Call 08/17/25)	234	226,292
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	175	160,975
1.02%, 08/12/27 (Call 06/12/27)	190	164,933
3.25%, 10/15/29 (Call 07/15/29)	200	183,288
3.85%, 01/15/28 (Call 10/15/27)	202	195,187
3.90%, 11/15/24 (Call 08/15/24)	85	83,538
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	250	223,507
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	387,128
4.38%, 05/02/28	200	195,440
Conoco Funding Co., 7.25%, 10/15/31	120	136,378
ConocoPhillips Co.
2.40%, 03/07/25 (Call 09/11/23)	32	30,674
5.05%, 09/15/33 (Call 06/15/33)	160	159,040

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.90%, 10/15/32	$120	$128,303
6.95%, 04/15/29	257	282,643
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	210	197,623
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	170	161,498
4.38%, 03/15/29 (Call 12/15/28)	158	148,605
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	147	137,445
5.25%, 10/15/27 (Call 09/11/23)	185	183,194
5.85%, 12/15/25 (Call 09/15/25)	198	198,901
5.88%, 06/15/28 (Call 09/11/23)	85	85,075
7.88%, 09/30/31	116	130,374
7.95%, 04/15/32	90	102,124
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	250	214,822
3.25%, 12/01/26 (Call 10/01/26)	161	151,390
3.50%, 12/01/29 (Call 09/01/29)	217	196,300
6.25%, 03/15/33 (Call 12/15/32)	105	108,522
Eni USA Inc., 7.30%, 11/15/27	114	122,385
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	70	67,706
4.15%, 01/15/26 (Call 10/15/25)	325	318,185
4.38%, 04/15/30 (Call 01/15/30)	207	201,196
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	255	238,514
5.00%, 01/15/29 (Call 07/15/28)	92	87,401
5.70%, 04/01/28 (Call 03/01/28)	115	114,653
6.13%, 02/01/25 (Call 01/01/25)	142	141,739
7.00%, 02/01/30 (Call 11/01/29)	155	162,589
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	213	182,854
2.88%, 04/06/25 (Call 03/06/25)	450	434,110
3.00%, 04/06/27 (Call 02/06/27)	173	161,949
3.13%, 04/06/30 (Call 01/06/30)(a)	365	331,037
3.25%, 11/10/24	105	102,260
3.63%, 09/10/28 (Call 06/10/28)	285	270,576
7.25%, 09/23/27	150	162,502
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	255	237,543
2.44%, 08/16/29 (Call 05/16/29)	404	356,304
2.61%, 10/15/30 (Call 07/15/30)	475	411,545
2.71%, 03/06/25 (Call 12/06/24)	445	429,229
2.99%, 03/19/25 (Call 02/19/25)	520	503,474
3.04%, 03/01/26 (Call 12/01/25)	500	477,700
3.29%, 03/19/27 (Call 01/19/27)	267	254,625
3.48%, 03/19/30 (Call 12/19/29)	461	426,490
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	155	125,970
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	192	184,706
7.13%, 03/15/33	25	27,279
7.30%, 08/15/31	155	169,003
7.88%, 10/01/29	100	110,443
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	100	89,713
5.88%, 04/01/26 (Call 01/01/26)	175	175,681
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	262	249,804
6.80%, 03/15/32	120	125,092

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	$272	$266,073
3.80%, 04/01/28 (Call 01/01/28)	130	121,494
4.70%, 05/01/25 (Call 04/01/25)	456	448,102
5.13%, 12/15/26 (Call 09/15/26)	207	206,040
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	30	29,721
5.55%, 03/15/26 (Call 12/15/25)	110	109,042
5.88%, 09/01/25 (Call 06/01/25)	10	9,982
6.13%, 01/01/31 (Call 07/01/30)	360	362,938
6.38%, 09/01/28 (Call 03/01/28)	25	25,418
6.63%, 09/01/30 (Call 03/01/30)	15	15,481
7.50%, 05/01/31	495	535,996
7.88%, 09/15/31	35	38,805
8.88%, 07/15/30 (Call 01/15/30)	10	11,466
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	160	158,816
5.65%, 05/15/25	180	179,689
5.65%, 05/15/28 (Call 04/15/28)	140	139,133
6.25%, 07/15/33 (Call 04/15/33)	110	109,762
7.20%, 11/01/31	95	100,169
7.38%, 11/01/31	135	144,663
8.13%, 09/15/30	80	88,766
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	130	117,974
2.15%, 12/15/30 (Call 09/15/30)	190	153,923
3.85%, 04/09/25 (Call 03/09/25)	360	350,352
3.90%, 03/15/28 (Call 12/15/27)	170	161,007
5.30%, 06/30/33 (Call 03/30/33)	160	158,323
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	135	118,927
3.55%, 10/01/26 (Call 07/01/26)	115	108,802
3.61%, 02/15/25 (Call 11/15/24)	70	68,030
3.75%, 03/01/28 (Call 12/01/27)	130	122,366
4.95%, 12/01/27 (Call 11/01/27)	170	168,147
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	5	4,531
1.90%, 08/15/30 (Call 05/15/30)	295	238,015
2.15%, 01/15/31 (Call 10/15/30)	230	186,286
5.10%, 03/29/26	130	128,990
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	325	312,507
2.38%, 11/07/29 (Call 08/07/29)	378	328,452
2.50%, 09/12/26	327	304,097
2.75%, 04/06/30 (Call 01/06/30)	415	365,715
2.88%, 05/10/26	442	419,153
3.25%, 05/11/25	498	482,268
3.88%, 11/13/28 (Call 08/13/28)	332	318,388
Suncor Energy Inc., 7.15%, 02/01/32	155	166,368
Tosco Corp., 8.13%, 02/15/30	50	57,679
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	272	261,623
2.83%, 01/10/30 (Call 10/10/29)	320	284,093
3.45%, 02/19/29 (Call 11/19/28)	335	311,533
TotalEnergies Capital SA, 3.88%, 10/11/28	252	240,317
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	50	44,524
2.80%, 12/01/31 (Call 09/01/31)	185	151,800
3.40%, 09/15/26 (Call 06/15/26)	15	14,183
4.00%, 04/01/29 (Call 01/01/29)	35	32,995

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.35%, 06/01/28 (Call 03/01/28)	$31	$29,649
7.50%, 04/15/32	175	195,876

		27,849,151

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	161	145,579
3.14%, 11/07/29 (Call 08/07/29)	135	120,030
3.34%, 12/15/27 (Call 09/15/27)	319	295,920
4.49%, 05/01/30 (Call 02/01/30)	95	91,424
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	205	178,871
3.80%, 11/15/25 (Call 08/15/25)	208	202,717
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	167	149,635
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	155	143,341
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	295	255,081
4.50%, 05/15/28 (Call 04/15/28)	80	78,542
4.85%, 05/15/33 (Call 02/15/33)	80	78,153

		1,739,293

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	155	146,909
4.50%, 05/15/28 (Call 02/15/28)	60	57,294
5.63%, 05/26/33 (Call 02/26/33)	115	114,309
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	187	153,927
2.69%, 05/25/31 (Call 02/25/31)	145	118,160
4.00%, 05/17/25 (Call 04/17/25)	100	96,998
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	43	36,616
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	322	292,714
1.65%, 01/15/27 (Call 12/15/26)	165	143,106
5.50%, 04/15/28 (Call 03/15/28)(d)	5	4,912
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	142	123,963
3.40%, 12/15/27 (Call 09/15/27)	120	111,822
3.65%, 09/15/24 (Call 06/15/24)	121	118,238
Sonoco Products Co.
1.80%, 02/01/25 (Call 09/11/23)	115	108,361
2.25%, 02/01/27 (Call 01/01/27)	40	35,758
2.85%, 02/01/32 (Call 11/01/31)	120	98,350
3.13%, 05/01/30 (Call 02/01/30)	55	47,476
WestRock MWV LLC
7.95%, 02/15/31	5	5,620
8.20%, 01/15/30	44	49,701
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	25	24,209
3.00%, 06/15/33 (Call 03/15/33)	25	20,243
3.38%, 09/15/27 (Call 06/15/27)	100	92,223
3.75%, 03/15/25 (Call 01/15/25)	218	211,506
3.90%, 06/01/28 (Call 03/01/28)	122	113,229
4.00%, 03/15/28 (Call 12/15/27)	195	181,954
4.20%, 06/01/32 (Call 03/01/32)	5	4,556
4.65%, 03/15/26 (Call 01/15/26)	204	198,455
4.90%, 03/15/29 (Call 12/15/28)	202	194,494

		2,905,103

Security	Par (000)	Value

Pharmaceuticals — 1.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	$697	$672,751
2.95%, 11/21/26 (Call 09/21/26)	875	818,694
3.20%, 05/14/26 (Call 02/14/26)	515	489,631
3.20%, 11/21/29 (Call 08/21/29)	1,011	911,376
3.60%, 05/14/25 (Call 02/14/25)	1,020	989,125
3.80%, 03/15/25 (Call 12/15/24)	970	944,479
4.25%, 11/14/28 (Call 08/14/28)	463	448,119
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	325	293,339
1.75%, 05/28/28 (Call 03/28/28)	335	290,499
2.25%, 05/28/31 (Call 02/28/31)	225	187,243
4.88%, 03/03/28 (Call 02/03/28)	320	318,803
4.88%, 03/03/33 (Call 12/03/32)	230	230,071
4.90%, 03/03/30 (Call 01/03/30)	230	228,735
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	355	317,927
1.38%, 08/06/30 (Call 05/06/30)	272	216,180
3.13%, 06/12/27 (Call 03/12/27)	214	200,482
3.38%, 11/16/25	472	453,460
4.00%, 01/17/29 (Call 10/17/28)	268	256,996
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	295	237,212
2.82%, 05/20/30 (Call 02/20/30)	203	175,394
3.70%, 06/06/27 (Call 03/06/27)	414	392,708
3.73%, 12/15/24 (Call 09/15/24)	106	103,457
4.30%, 08/22/32 (Call 05/22/32)	120	112,064
4.69%, 02/13/28 (Call 01/13/28)	205	201,410
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	225	205,011
1.13%, 11/13/27 (Call 09/13/27)	245	212,645
1.45%, 11/13/30 (Call 08/13/30)	275	218,081
2.95%, 03/15/32 (Call 12/15/31)	355	307,458
3.20%, 06/15/26 (Call 04/15/26)	514	489,796
3.25%, 02/27/27	85	81,233
3.40%, 07/26/29 (Call 04/26/29)	500	462,825
3.45%, 11/15/27 (Call 08/15/27)	85	80,868
3.90%, 02/20/28 (Call 11/20/27)	430	412,624
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	290	271,559
3.50%, 11/15/24 (Call 08/15/24)	85	82,577
3.75%, 09/15/25 (Call 06/15/25)	170	164,152
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	315	264,773
2.80%, 05/15/30 (Call 02/15/30)	15	12,926
3.25%, 03/01/25 (Call 12/01/24)	307	297,056
3.45%, 12/15/27 (Call 09/15/27)	170	159,633
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	115	103,894
2.38%, 03/15/31 (Call 12/15/30)	300	246,747
2.40%, 03/15/30 (Call 12/15/29)	364	306,215
3.05%, 10/15/27 (Call 07/15/27)	140	129,004
3.25%, 04/15/25 (Call 01/15/25)	320	308,214
3.40%, 03/01/27 (Call 12/01/26)	320	300,666
4.13%, 11/15/25 (Call 09/15/25)	534	519,918
4.38%, 10/15/28 (Call 07/15/28)	725	697,588
4.50%, 02/25/26 (Call 11/27/25)	365	357,605
5.40%, 03/15/33 (Call 12/15/32)	155	155,581
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	550	473,363

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.75%, 08/21/30 (Call 05/21/30)	$185	$146,679
1.88%, 02/28/31 (Call 11/28/30)	290	227,375
2.13%, 09/15/31 (Call 06/15/31)	300	236,538
2.88%, 06/01/26 (Call 03/01/26)	415	388,631
3.00%, 08/15/26 (Call 06/15/26)	190	177,895
3.25%, 08/15/29 (Call 05/15/29)	387	345,622
3.63%, 04/01/27 (Call 02/01/27)	270	255,533
3.75%, 04/01/30 (Call 01/01/30)	388	352,867
3.88%, 07/20/25 (Call 04/20/25)	250	242,493
4.10%, 03/25/25 (Call 01/25/25)	325	318,230
4.30%, 03/25/28 (Call 12/25/27)	1,075	1,033,161
5.00%, 02/20/26 (Call 01/20/26)	345	342,413
5.00%, 01/30/29 (Call 12/30/28)	225	221,454
5.13%, 02/21/30 (Call 12/21/29)	260	255,965
5.25%, 01/30/31 (Call 11/30/30)	170	167,809
5.25%, 02/21/33 (Call 11/21/32)	605	591,539
5.30%, 06/01/33 (Call 03/01/33)	220	215,472
6.25%, 06/01/27	80	82,321
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	70	67,247
3.10%, 05/15/27 (Call 02/15/27)	210	199,137
3.38%, 03/15/29 (Call 12/15/28)	270	252,491
4.70%, 02/27/33 (Call 11/27/32)	165	164,616
5.50%, 03/15/27	135	139,080
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	123	119,916
3.88%, 05/15/28	375	361,837
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	200	186,066
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	355	325,176
0.95%, 09/01/27 (Call 07/01/27)	235	204,842
1.30%, 09/01/30 (Call 06/01/30)	395	320,227
2.45%, 03/01/26 (Call 12/01/25)	482	454,945
2.63%, 01/15/25 (Call 11/15/24)	175	169,568
2.90%, 01/15/28 (Call 10/15/27)	632	592,165
2.95%, 03/03/27 (Call 12/03/26)	310	293,458
4.95%, 05/15/33	55	57,122
6.95%, 09/01/29	20	22,868
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	100	90,569
1.30%, 08/15/26 (Call 07/15/26)	295	264,258
3.95%, 02/16/28 (Call 11/16/27)	84	80,171
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	185	180,123
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	325	294,200
1.45%, 06/24/30 (Call 03/24/30)	240	193,490
1.70%, 06/10/27 (Call 05/10/27)	425	381,000
1.90%, 12/10/28 (Call 10/10/28)	380	330,022
2.15%, 12/10/31 (Call 09/10/31)	450	367,794
2.75%, 02/10/25 (Call 11/10/24)	440	425,370
3.40%, 03/07/29 (Call 12/07/28)	385	358,377
4.05%, 05/17/28 (Call 04/17/28)(a)	130	126,823
4.30%, 05/17/30 (Call 03/17/30)	230	222,769
4.50%, 05/17/33 (Call 02/17/33)	100	97,401
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	45	47,400
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	245	230,467
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	190	180,793

Security	Par (000)	Value

Pharmaceuticals (continued)
2.00%, 02/14/27 (Call 12/14/26)	$481	$438,912
2.20%, 08/14/30 (Call 05/14/30)	250	212,995
3.00%, 11/20/25 (Call 08/20/25)	229	218,981
3.10%, 05/17/27 (Call 02/17/27)	343	324,217
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	445	412,818
1.70%, 05/28/30 (Call 02/28/30)	332	273,505
1.75%, 08/18/31 (Call 05/18/31)	215	172,940
2.63%, 04/01/30 (Call 01/01/30)	326	286,296
2.75%, 06/03/26	365	344,275
3.00%, 12/15/26	478	452,618
3.45%, 03/15/29 (Call 12/15/28)	562	526,864
3.60%, 09/15/28 (Call 06/15/28)	270	257,078
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	755	742,671
4.45%, 05/19/28 (Call 04/19/28)	805	789,520
4.75%, 05/19/33 (Call 02/19/33)	955	939,682
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	765	757,488
Pharmacia LLC, 6.60%, 12/01/28	150	161,540
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	215	207,340
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	685	642,900
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	585	481,034
5.00%, 11/26/28 (Call 08/26/28)	472	467,728
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	509	480,827
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	220	203,716
2.30%, 06/22/27 (Call 04/22/27)	225	196,767
2.70%, 06/22/30 (Call 03/22/30)	295	239,428
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	135	111,168
3.00%, 09/12/27 (Call 06/12/27)	200	185,982
3.90%, 08/20/28 (Call 05/20/28)	193	184,491
4.50%, 11/13/25 (Call 08/13/25)	216	212,602
5.40%, 11/14/25 (Call 10/14/25)	35	35,016
5.60%, 11/16/32 (Call 08/16/32)	290	299,068

		41,476,419

Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	110	93,752
3.60%, 09/01/32 (Call 06/01/32)	159	133,791
4.45%, 07/15/27 (Call 04/15/27)	65	61,937
4.80%, 05/03/29 (Call 02/03/29)	155	147,493
4.95%, 12/15/24 (Call 09/15/24)	155	152,763
5.95%, 06/01/26 (Call 03/01/26)	140	140,218
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	350	318,129
5.13%, 06/30/27 (Call 01/01/27)	307	303,819
5.88%, 03/31/25 (Call 10/02/24)	399	397,771
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	265	249,545
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	270	222,739
4.00%, 03/01/31 (Call 03/01/26)	320	282,160
4.50%, 10/01/29 (Call 10/01/24)	75	69,242
5.95%, 06/30/33 (Call 12/30/32)(d)	242	241,591
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	307	299,632

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	$20	$16,678
5.13%, 05/15/29 (Call 02/15/29)	170	166,012
5.38%, 07/15/25 (Call 04/15/25)	290	287,402
5.63%, 07/15/27 (Call 04/15/27)	115	115,116
8.13%, 08/16/30	140	158,907
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	169	146,900
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	90	90,439
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	140	125,492
2.50%, 01/15/25 (Call 12/15/24)	85	81,405
2.50%, 02/14/25	165	157,629
3.13%, 11/15/29 (Call 08/15/29)	280	247,349
3.70%, 07/15/27 (Call 04/15/27)	200	188,586
4.25%, 12/01/26 (Call 09/01/26)	2	1,930
5.70%, 03/08/33 (Call 12/08/32)	540	540,254
5.97%, 03/08/26 (Call 03/08/24)	40	40,008
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	270	256,657
3.75%, 05/15/30 (Call 02/15/30)	295	263,656
3.90%, 07/15/26 (Call 04/15/26)	60	57,310
4.00%, 10/01/27 (Call 07/01/27)	160	150,280
4.05%, 03/15/25 (Call 12/15/24)	256	249,226
4.15%, 09/15/29 (Call 06/15/29)	130	119,701
4.20%, 04/15/27 (Call 01/15/27)	97	92,428
4.40%, 03/15/27 (Call 12/15/26)	187	179,236
4.75%, 01/15/26 (Call 10/15/25)	225	220,365
4.95%, 05/15/28 (Call 02/15/28)	62	60,246
4.95%, 06/15/28 (Call 03/15/28)	179	173,329
5.25%, 04/15/29 (Call 01/15/29)	366	357,421
5.50%, 06/01/27 (Call 03/01/27)	283	281,387
5.55%, 02/15/28 (Call 01/15/28)	220	219,276
5.75%, 02/15/33 (Call 11/15/32)	435	432,016
5.95%, 12/01/25 (Call 09/01/25)	94	94,163
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	335	290,462
3.13%, 07/31/29 (Call 04/30/29)	358	320,657
3.70%, 02/15/26 (Call 11/15/25)	195	188,113
3.75%, 02/15/25 (Call 11/15/24)	434	422,291
3.95%, 02/15/27 (Call 11/15/26)	255	245,160
4.15%, 10/16/28 (Call 07/16/28)	245	234,056
5.05%, 01/10/26	185	184,095
5.35%, 01/31/33 (Call 10/31/32)	295	296,457
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	132	109,701
Series D, 6.88%, 03/01/33	125	138,684
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	100	88,044
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	215	211,566
7.40%, 03/15/31	50	54,144
7.75%, 03/15/32	75	82,935
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	111,860
2.00%, 02/15/31 (Call 11/15/30)	197	154,830
4.30%, 06/01/25 (Call 03/01/25)	459	448,723
4.30%, 03/01/28 (Call 12/01/27)	325	309,745
4.80%, 02/01/33 (Call 11/01/32)	105	97,866

Security	Par (000)	Value

Pipelines (continued)
5.20%, 06/01/33 (Call 03/01/33)	$335	$320,860
7.75%, 01/15/32	225	251,539
7.80%, 08/01/31	40	44,655
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(a)	180	157,090
5.00%, 03/01/26 (Call 12/01/25)	195	192,680
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	356	324,263
2.65%, 08/15/30 (Call 05/15/30)	340	282,118
4.00%, 02/15/25 (Call 11/15/24)	145	141,227
4.00%, 03/15/28 (Call 12/15/27)	260	244,083
4.13%, 03/01/27 (Call 12/01/26)	370	354,475
4.25%, 12/01/27 (Call 09/01/27)	40	38,077
4.80%, 02/15/29 (Call 11/15/28)	60	57,788
4.88%, 12/01/24 (Call 09/01/24)	319	314,930
4.88%, 06/01/25 (Call 03/01/25)	270	265,769
4.95%, 09/01/32 (Call 06/01/32)	257	242,274
5.00%, 03/01/33 (Call 12/01/32)	240	226,522
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	23,790
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	105	97,738
2.75%, 09/01/24 (Call 08/01/24)	105	101,784
3.10%, 03/15/30 (Call 12/15/29)	185	158,804
3.40%, 09/01/29 (Call 06/01/29)	161	142,092
4.00%, 07/13/27 (Call 04/13/27)	111	105,083
4.35%, 03/15/29 (Call 12/15/28)	160	149,670
4.55%, 07/15/28 (Call 04/15/28)	135	128,728
4.90%, 03/15/25 (Call 12/15/24)	156	153,538
5.55%, 11/01/26 (Call 10/01/26)	225	225,106
5.65%, 11/01/28 (Call 10/01/28)	225	225,383
5.80%, 11/01/30 (Call 09/01/30)	175	175,543
5.85%, 01/15/26 (Call 12/15/25)	175	175,898
6.05%, 09/01/33 (Call 06/01/33)	225	226,784
6.10%, 11/15/32 (Call 08/15/32)	200	203,020
6.35%, 01/15/31 (Call 10/15/30)	115	118,050
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	250	220,063
3.60%, 11/01/24 (Call 08/01/24)	160	155,811
3.80%, 09/15/30 (Call 06/15/30)	170	150,503
4.50%, 12/15/26 (Call 09/15/26)	191	184,750
4.65%, 10/15/25 (Call 07/15/25)	312	304,144
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	249	235,955
4.50%, 05/15/30 (Call 11/15/29)	422	397,203
5.00%, 03/15/27 (Call 09/15/26)	429	421,737
5.63%, 03/01/25 (Call 12/01/24)	520	518,523
5.88%, 06/30/26 (Call 12/31/25)	410	411,882
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	161	151,591
3.50%, 03/15/25 (Call 12/15/24)	190	183,475
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	265	229,638
4.20%, 02/01/33 (Call 11/01/32)	90	79,318
4.88%, 02/01/31 (Call 02/01/26)	265	243,715
5.00%, 01/15/28 (Call 10/02/23)	195	187,923
5.20%, 07/01/27 (Call 06/01/27)	110	108,911
5.50%, 03/01/30 (Call 03/01/25)	295	283,368
6.13%, 03/15/33 (Call 12/15/32)	65	66,087
6.50%, 07/15/27 (Call 10/02/23)	245	246,338

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.88%, 01/15/29 (Call 01/15/24)	$135	$136,710
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	155	146,354
4.38%, 03/13/25 (Call 12/13/24)	180	175,478
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	20	20,838
7.00%, 10/15/28	95	100,761
Texas Eastern Transmission LP, 7.00%, 07/15/32	100	110,372
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	60	56,921
2.50%, 10/12/31 (Call 07/12/31)	293	233,442
4.10%, 04/15/30 (Call 01/15/30)	290	265,814
4.25%, 05/15/28 (Call 02/15/28)	338	321,854
4.88%, 01/15/26 (Call 10/15/25)	125	123,418
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	195	172,070
4.00%, 03/15/28 (Call 12/15/27)	130	122,724
7.85%, 02/01/26 (Call 11/01/25)	400	417,996
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	50	48,134
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	260	249,077
3.95%, 06/01/25 (Call 03/01/25)	50	48,279
4.05%, 02/01/30 (Call 11/01/29)	360	320,911
4.50%, 03/01/28 (Call 12/01/27)	40	37,682
4.75%, 08/15/28 (Call 05/15/28)	35	33,145
6.15%, 04/01/33 (Call 01/01/33)	25	24,873
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	335	274,804
3.50%, 11/15/30 (Call 08/15/30)	247	218,714
3.75%, 06/15/27 (Call 03/15/27)	344	323,893
3.90%, 01/15/25 (Call 10/15/24)	293	285,757
4.00%, 09/15/25 (Call 06/15/25)	120	116,185
4.65%, 08/15/32 (Call 05/15/32)	245	230,153
5.30%, 08/15/28 (Call 07/15/28)	400	398,112
5.40%, 03/02/26	140	139,790
5.65%, 03/15/33 (Call 12/15/32)	255	255,941
8.75%, 03/15/32	30	35,122
Series A, 7.50%, 01/15/31	125	136,765

		28,907,160

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	180	175,178
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	134	107,484
4.88%, 03/01/26 (Call 12/01/25)	150	146,693
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	80	59,919

		489,274

Real Estate Investment Trusts — 1.6%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	45	37,764
2.60%, 06/15/33 (Call 03/15/33)	10	7,599
2.90%, 10/01/30 (Call 07/01/30)	166	137,604
4.80%, 10/01/32 (Call 07/01/32)	20	18,418
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	90	66,309
2.00%, 05/18/32 (Call 02/18/32)	180	136,348
2.75%, 12/15/29 (Call 09/15/29)	100	84,744
3.38%, 08/15/31 (Call 05/15/31)	225	193,979

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.45%, 04/30/25 (Call 02/28/25)	$205	$197,815
3.80%, 04/15/26 (Call 02/15/26)	204	195,758
3.95%, 01/15/27 (Call 10/15/26)	145	137,248
3.95%, 01/15/28 (Call 10/15/27)	145	136,090
4.30%, 01/15/26 (Call 10/15/25)	40	38,721
4.50%, 07/30/29 (Call 04/30/29)	70	66,252
4.70%, 07/01/30 (Call 04/01/30)	125	118,334
4.90%, 12/15/30 (Call 09/15/30)	239	231,237
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	120	92,788
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	45	35,608
3.63%, 04/15/32 (Call 01/15/32)	54	46,205
4.25%, 02/15/28 (Call 11/15/27)	180	170,482
4.90%, 02/15/29 (Call 11/15/28)	80	76,920
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	125	114,648
1.45%, 09/15/26 (Call 08/15/26)	190	168,304
1.50%, 01/31/28 (Call 11/30/27)	115	96,540
1.60%, 04/15/26 (Call 03/15/26)	85	76,792
1.88%, 10/15/30 (Call 07/15/30)	257	200,041
2.10%, 06/15/30 (Call 03/15/30)	145	115,843
2.30%, 09/15/31 (Call 06/15/31)	122	95,437
2.40%, 03/15/25 (Call 02/15/25)	185	175,743
2.70%, 04/15/31 (Call 01/15/31)	260	212,420
2.75%, 01/15/27 (Call 11/15/26)	270	246,726
2.90%, 01/15/30 (Call 10/15/29)	178	151,738
2.95%, 01/15/25 (Call 12/15/24)	222	213,480
3.13%, 01/15/27 (Call 10/15/26)	208	191,632
3.38%, 10/15/26 (Call 07/15/26)	261	244,617
3.55%, 07/15/27 (Call 04/15/27)	205	190,047
3.60%, 01/15/28 (Call 10/15/27)	165	152,201
3.65%, 03/15/27 (Call 02/15/27)	120	112,630
3.80%, 08/15/29 (Call 05/15/29)	284	258,170
3.95%, 03/15/29 (Call 12/15/28)	124	114,122
4.00%, 06/01/25 (Call 03/01/25)	660	639,976
4.05%, 03/15/32 (Call 12/15/31)	150	133,827
4.40%, 02/15/26 (Call 11/15/25)	136	132,295
5.25%, 07/15/28 (Call 06/15/28)	205	201,814
5.50%, 03/15/28 (Call 02/15/28)	170	169,218
5.55%, 07/15/33 (Call 04/15/33)	100	98,987
5.65%, 03/15/33 (Call 12/15/32)	170	169,337
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	165	140,996
2.05%, 01/15/32 (Call 10/15/31)	165	132,264
2.30%, 03/01/30 (Call 12/01/29)	170	142,059
2.45%, 01/15/31 (Call 10/17/30)	155	128,828
2.90%, 10/15/26 (Call 07/15/26)	20	18,530
2.95%, 05/11/26 (Call 02/11/26)	75	70,670
3.20%, 01/15/28 (Call 10/15/27)	5	4,618
3.30%, 06/01/29 (Call 03/01/29)	100	90,526
3.35%, 05/15/27 (Call 02/15/27)	97	90,716
3.45%, 06/01/25 (Call 03/03/25)	121	117,129
3.50%, 11/15/25 (Call 08/15/25)	51	48,775
5.00%, 02/15/33 (Call 11/15/32)	40	39,591
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	225	168,536
2.75%, 10/01/26 (Call 07/01/26)	392	353,639
2.90%, 03/15/30 (Call 12/15/29)	202	164,341
3.20%, 01/15/25 (Call 10/15/24)	266	255,150

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 01/30/31 (Call 10/30/30)	$150	$122,128
3.40%, 06/21/29 (Call 03/21/29)	260	222,648
3.65%, 02/01/26 (Call 11/03/25)	160	150,755
4.50%, 12/01/28 (Call 09/01/28)	135	124,594
6.75%, 12/01/27 (Call 11/01/27)	105	107,308
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	130	107,049
4.55%, 10/01/29 (Call 07/01/29)	50	39,264
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	35	29,824
2.50%, 08/16/31 (Call 05/16/31)	135	106,122
3.85%, 02/01/25 (Call 11/01/24)	105	101,273
3.90%, 03/15/27 (Call 12/15/26)	175	162,641
4.05%, 07/01/30 (Call 04/01/30)	75	67,823
4.13%, 06/15/26 (Call 03/15/26)	195	184,768
4.13%, 05/15/29 (Call 02/15/29)	170	154,657
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	120	86,399
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	210	182,278
3.15%, 07/01/29 (Call 04/01/29)	45	40,434
4.10%, 10/15/28 (Call 07/15/28)	138	131,357
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	155	122,207
2.25%, 03/15/26 (Call 02/15/26)	10	9,031
2.75%, 04/15/31 (Call 01/15/31)	45	34,681
Crown Castle Inc.
4.80%, 09/01/28	100	97,086
5.00%, 01/11/28 (Call 12/11/27)	130	127,647
5.10%, 05/01/33	225	216,385
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	248	218,781
1.35%, 07/15/25 (Call 06/15/25)	140	129,272
2.10%, 04/01/31 (Call 01/01/31)	270	212,692
2.25%, 01/15/31 (Call 10/15/30)	250	200,547
2.50%, 07/15/31 (Call 04/15/31)	180	145,127
2.90%, 03/15/27 (Call 02/15/27)	210	192,814
3.10%, 11/15/29 (Call 08/15/29)	145	126,166
3.20%, 09/01/24 (Call 07/01/24)	232	225,880
3.30%, 07/01/30 (Call 04/01/30)	175	152,117
3.65%, 09/01/27 (Call 06/01/27)	318	296,287
3.70%, 06/15/26 (Call 03/15/26)	238	226,676
3.80%, 02/15/28 (Call 11/15/27)	264	245,644
4.00%, 03/01/27 (Call 12/01/26)	159	150,996
4.30%, 02/15/29 (Call 11/15/28)	110	103,377
4.45%, 02/15/26 (Call 11/15/25)	309	301,043
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	25	19,426
2.25%, 12/15/28 (Call 10/15/28)	155	131,533
2.50%, 02/15/32 (Call 11/15/31)	50	39,399
3.00%, 02/15/30 (Call 11/15/29)	85	72,531
3.13%, 09/01/26 (Call 06/01/26)	210	194,668
4.00%, 11/15/25 (Call 08/15/25)	130	124,540
4.38%, 02/15/29 (Call 11/15/28)	140	131,089
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	306	275,476
3.70%, 08/15/27 (Call 05/15/27)	266	248,034
4.45%, 07/15/28 (Call 04/15/28)	231	218,711
5.55%, 01/15/28 (Call 12/15/27)	302	301,484

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	$100	$81,669
4.50%, 04/01/25 (Call 01/01/25)	100	95,910
4.50%, 06/01/27 (Call 03/01/27)	100	90,221
4.75%, 12/15/26 (Call 09/15/26)	100	92,126
4.95%, 04/15/28 (Call 01/15/28)	100	89,656
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	150	136,824
1.25%, 07/15/25 (Call 06/15/25)	70	64,565
1.45%, 05/15/26 (Call 04/15/26)	190	170,730
1.55%, 03/15/28 (Call 01/15/28)	115	97,204
1.80%, 07/15/27 (Call 05/15/27)	125	109,219
2.00%, 05/15/28 (Call 03/15/28)	145	123,852
2.15%, 07/15/30 (Call 04/15/30)	185	149,230
2.50%, 05/15/31 (Call 02/15/31)	145	117,601
2.63%, 11/18/24 (Call 10/18/24)	195	187,955
2.90%, 11/18/26 (Call 09/18/26)	96	88,839
3.20%, 11/18/29 (Call 08/18/29)	318	278,800
3.90%, 04/15/32 (Call 01/15/32)	359	319,435
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	105	81,967
2.50%, 02/15/30 (Call 11/15/29)	155	131,524
2.85%, 11/01/26 (Call 08/01/26)	153	142,513
3.00%, 07/01/29 (Call 04/01/29)	148	131,528
3.25%, 08/01/27 (Call 05/01/27)	140	129,570
3.38%, 06/01/25 (Call 03/01/25)	240	231,336
3.50%, 03/01/28 (Call 12/01/27)	55	51,307
4.15%, 12/01/28 (Call 09/01/28)	104	99,034
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	82,293
1.70%, 03/01/28 (Call 01/01/28)	40	33,936
2.55%, 06/15/31 (Call 03/15/31)	175	140,047
2.65%, 03/15/32 (Call 12/15/31)	25	19,892
3.00%, 01/15/30 (Call 10/15/29)	90	76,736
3.38%, 04/15/26 (Call 01/15/26)	200	189,848
3.50%, 04/01/25 (Call 01/01/25)	190	183,555
3.63%, 05/01/27 (Call 02/01/27)	55	51,304
4.00%, 03/01/29 (Call 12/01/28)	45	41,528
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	75	59,830
2.35%, 03/15/32 (Call 12/15/31)	75	58,283
2.40%, 10/15/31 (Call 07/15/31)	105	82,401
2.55%, 06/01/31 (Call 03/01/31)	155	124,299
3.50%, 07/01/26 (Call 04/01/26)	215	202,266
3.88%, 12/15/27 (Call 09/15/27)	35	32,627
3.90%, 04/01/29 (Call 02/01/29)	80	73,231
4.00%, 06/15/29 (Call 03/15/29)	150	137,110
5.50%, 07/01/30 (Call 05/01/30)	5	4,955
5.70%, 04/01/28 (Call 03/01/28)	40	40,209
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	140	126,116
3.20%, 06/15/29 (Call 03/15/29)	90	77,669
3.25%, 07/15/27 (Call 04/15/27)	120	110,312
3.50%, 06/01/30 (Call 03/01/30)	85	74,327
Federal Realty OP LP, 5.38%, 05/01/28	75	73,919
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	225	181,359
3.35%, 09/01/24 (Call 08/01/24)	35	33,960
4.00%, 01/15/30 (Call 10/15/29)	147	128,452
4.00%, 01/15/31 (Call 10/15/30)	170	145,644

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 06/01/25 (Call 03/01/25)	$144	$141,464
5.30%, 01/15/29 (Call 10/15/28)	167	157,681
5.38%, 04/15/26 (Call 01/15/26)	175	171,358
5.75%, 06/01/28 (Call 03/03/28)	166	161,261
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	167	128,705
3.50%, 08/01/26 (Call 05/01/26)	200	186,694
3.75%, 07/01/27 (Call 04/01/27)	194	180,044
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	110	93,796
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	215	183,655
2.88%, 01/15/31 (Call 10/15/30)	15	12,559
3.00%, 01/15/30 (Call 10/15/29)	185	160,286
3.25%, 07/15/26 (Call 05/15/26)	145	137,138
3.40%, 02/01/25 (Call 11/01/24)	22	21,266
3.50%, 07/15/29 (Call 04/15/29)	80	71,910
4.00%, 06/01/25 (Call 03/01/25)	103	100,229
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	235	227,268
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	75	55,173
3.05%, 02/15/30 (Call 11/15/29)	90	70,370
3.88%, 03/01/27 (Call 12/01/26)	30	27,561
4.13%, 03/15/28 (Call 12/15/27)	30	26,973
4.20%, 04/15/29 (Call 01/15/29)	125	106,584
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	175	168,987
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	57,872
Series H, 3.38%, 12/15/29 (Call 09/15/29)	175	149,284
Series I, 3.50%, 09/15/30 (Call 06/15/30)	205	174,879
Series J, 2.90%, 12/15/31 (Call 09/15/31)	85	66,990
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	105	71,300
3.95%, 11/01/27 (Call 08/01/27)	55	43,623
4.65%, 04/01/29 (Call 01/01/29)(a)	100	76,250
5.95%, 02/15/28 (Call 01/15/28)	20	16,900
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	205	156,839
2.30%, 11/15/28 (Call 09/15/28)	185	157,281
4.15%, 04/15/32 (Call 01/15/32)	160	142,355
5.45%, 08/15/30	360	352,588
5.50%, 08/15/33	620	600,489
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	70	49,344
3.05%, 02/15/30 (Call 11/15/29)	130	103,865
3.45%, 12/15/24 (Call 09/15/24)	90	86,770
4.25%, 08/15/29 (Call 05/15/29)	135	116,843
4.38%, 10/01/25 (Call 07/01/25)	95	90,522
4.75%, 12/15/28 (Call 09/15/28)	5	4,503
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	125	105,881
2.25%, 12/01/31 (Call 09/01/31)	110	85,307
2.70%, 10/01/30 (Call 07/01/30)	85	70,079
2.80%, 10/01/26 (Call 07/01/26)	291	267,662
3.20%, 04/01/32 (Call 01/01/32)	25	20,724
3.30%, 02/01/25 (Call 12/01/24)	185	178,227
3.80%, 04/01/27 (Call 01/01/27)	105	98,268
4.60%, 02/01/33 (Call 11/01/32)	70	64,250
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	15	13,685

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	$30	$28,807
4.75%, 09/15/30 (Call 06/15/30)	55	50,306
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	80	60,510
2.70%, 09/15/30 (Call 06/15/30)	51	40,350
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	155	136,942
1.70%, 02/15/31 (Call 11/15/30)	90	70,939
2.75%, 03/15/30 (Call 12/15/29)	15	12,942
3.60%, 06/01/27 (Call 03/01/27)	178	168,481
3.95%, 03/15/29 (Call 12/15/28)	250	234,672
4.00%, 11/15/25 (Call 08/15/25)	95	92,391
4.20%, 06/15/28 (Call 03/15/28)	50	47,615
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	125	94,771
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	20	16,549
3.50%, 10/15/27 (Call 07/15/27)	180	165,618
3.60%, 12/15/26 (Call 09/15/26)	15	14,007
4.00%, 11/15/25 (Call 08/15/25)	55	52,919
4.30%, 10/15/28 (Call 07/15/28)	172	161,453
5.60%, 10/15/33 (Call 07/15/33)	100	98,123
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	100	97,959
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	25	18,666
3.38%, 02/01/31 (Call 11/01/30)	55	44,342
3.63%, 10/01/29 (Call 07/01/29)	115	97,388
4.50%, 01/15/25 (Call 10/15/24)	115	112,132
4.50%, 04/01/27 (Call 01/01/27)	190	179,708
4.75%, 01/15/28 (Call 10/15/27)	69	64,824
5.25%, 01/15/26 (Call 10/15/25)	85	83,619
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	95	71,196
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	130	100,914
3.95%, 01/15/28 (Call 10/15/27)	65	59,576
4.30%, 03/15/27 (Call 12/15/26)	110	105,260
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	25	16,832
3.15%, 08/15/30 (Call 05/15/30)	84	60,652
9.25%, 07/20/28 (Call 06/20/28)	15	15,338
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	315	242,254
1.63%, 03/15/31 (Call 12/15/30)	70	54,371
1.75%, 07/01/30 (Call 04/01/30)	30	23,973
1.75%, 02/01/31 (Call 11/01/30)	150	118,347
2.13%, 04/15/27 (Call 02/15/27)	206	185,664
2.25%, 04/15/30 (Call 01/15/30)	275	230,785
2.25%, 01/15/32 (Call 10/15/31)	175	140,285
2.88%, 11/15/29 (Call 08/15/29)	135	118,288
3.25%, 06/30/26 (Call 03/30/26)	15	14,224
3.25%, 10/01/26 (Call 07/01/26)	47	44,409
3.38%, 12/15/27 (Call 09/15/27)	170	158,559
3.88%, 09/15/28 (Call 06/15/28)	115	108,681
4.00%, 09/15/28 (Call 06/15/28)	130	123,681
4.38%, 02/01/29 (Call 11/01/28)	59	56,815
4.63%, 01/15/33 (Call 10/15/32)	10	9,591
4.75%, 06/15/33 (Call 03/15/33)	95	91,043

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 06/15/28 (Call 05/15/28)	$85	$84,129
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	180	162,139
1.50%, 11/09/26 (Call 10/09/26)	67	60,292
1.85%, 05/01/28 (Call 03/01/28)	172	149,458
1.95%, 11/09/28 (Call 09/09/28)	180	154,836
2.25%, 11/09/31 (Call 08/09/31)	125	101,191
2.30%, 05/01/31 (Call 02/01/31)	135	110,971
3.09%, 09/15/27 (Call 06/15/27)	80	74,653
3.39%, 05/01/29 (Call 02/01/29)	141	129,411
5.10%, 08/01/33 (Call 05/01/33)	25	24,785
5.13%, 01/15/29 (Call 12/15/28)	100	99,835
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	141	112,670
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	115	102,157
2.20%, 06/15/28 (Call 04/15/28)	85	73,784
2.85%, 12/15/32 (Call 09/15/32)	25	20,260
3.00%, 01/15/27 (Call 10/15/26)	235	218,306
3.10%, 12/15/29 (Call 09/15/29)	210	185,613
3.25%, 06/15/29 (Call 03/15/29)	40	36,058
3.25%, 01/15/31 (Call 10/15/30)	284	245,243
3.40%, 01/15/28 (Call 11/15/27)	60	55,637
3.65%, 01/15/28 (Call 10/15/27)	225	210,571
3.88%, 04/15/25 (Call 02/15/25)	125	121,737
3.95%, 08/15/27 (Call 05/15/27)	140	133,498
4.13%, 10/15/26 (Call 07/15/26)	10	9,661
4.63%, 11/01/25 (Call 09/01/25)	110	108,250
4.70%, 12/15/28 (Call 11/15/28)	100	97,023
4.85%, 03/15/30 (Call 01/15/30)	70	67,937
4.88%, 06/01/26 (Call 03/01/26)	130	128,471
4.90%, 07/15/33 (Call 04/15/33)	140	132,852
5.05%, 01/13/26 (Call 01/13/24)	10	9,941
5.63%, 10/13/32 (Call 07/13/32)	244	243,851
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	105	90,745
3.60%, 02/01/27 (Call 11/01/26)	151	142,379
3.70%, 06/15/30 (Call 03/15/30)	80	71,662
4.13%, 03/15/28 (Call 12/15/27)	15	14,085
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	20	15,611
2.15%, 09/01/31 (Call 06/01/31)	120	92,616
5.00%, 06/15/28 (Call 05/15/28)	75	72,932
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	170	129,693
3.90%, 10/15/29 (Call 07/15/29)	75	63,361
5.13%, 08/15/26 (Call 05/15/26)	225	217,449
Safehold GL Holdings LLC, 2.80%, 06/15/31 (Call 03/15/31)	120	92,465
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	90	79,316
1.75%, 02/01/28 (Call 11/01/27)	150	128,842
2.00%, 09/13/24 (Call 06/13/24)	283	272,294
2.20%, 02/01/31 (Call 11/01/30)	250	199,115
2.25%, 01/15/32 (Call 10/15/31)	255	197,324
2.45%, 09/13/29 (Call 06/13/29)	240	203,172
2.65%, 07/15/30 (Call 04/15/30)	145	122,004
2.65%, 02/01/32 (Call 12/01/31)	125	100,448
3.25%, 11/30/26 (Call 08/30/26)	265	248,567
3.30%, 01/15/26 (Call 10/15/25)	346	329,852
3.38%, 10/01/24 (Call 07/01/24)	248	241,899

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 06/15/27 (Call 03/15/27)	$190	$177,266
3.38%, 12/01/27 (Call 09/01/27)	197	182,314
3.50%, 09/01/25 (Call 06/01/25)	115	110,803
5.50%, 03/08/33 (Call 12/08/32)	145	142,616
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	110	104,666
4.25%, 02/01/26 (Call 11/01/25)	75	70,282
4.70%, 06/01/27 (Call 03/01/27)	125	117,451
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	106,618
2.70%, 02/15/32 (Call 11/15/31)	10	7,823
3.20%, 01/15/27 (Call 11/15/26)	3	2,732
3.20%, 02/15/31 (Call 11/15/30)	40	32,972
3.40%, 01/15/30 (Call 10/15/29)	145	124,567
4.00%, 07/15/29 (Call 04/15/29)	60	53,882
4.45%, 09/15/26 (Call 06/15/26)	136	129,786
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	130	91,187
2.75%, 11/18/30 (Call 08/18/30)	70	51,423
4.50%, 03/15/28 (Call 12/15/27)	110	98,425
4.63%, 03/15/29 (Call 12/15/28)	75	64,460
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	135	113,582
2.70%, 07/15/31 (Call 04/15/31)	165	131,017
4.20%, 04/15/32 (Call 01/15/32)	115	101,097
5.70%, 01/15/33 (Call 10/15/32)	90	87,844
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	125	92,894
3.13%, 09/01/26 (Call 06/01/26)	204	185,658
3.88%, 07/15/27 (Call 04/15/27)	10	8,955
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	10	7,298
2.10%, 08/01/32 (Call 05/01/32)	100	75,011
2.95%, 09/01/26 (Call 06/01/26)	69	63,782
3.00%, 08/15/31 (Call 05/15/31)	70	58,729
3.20%, 01/15/30 (Call 10/15/29)	135	118,826
3.50%, 07/01/27 (Call 04/01/27)	145	135,176
3.50%, 01/15/28 (Call 10/15/27)	105	96,150
4.40%, 01/26/29 (Call 10/26/28)	80	74,868
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	120	94,565
2.65%, 01/15/25 (Call 12/15/24)	80	76,266
3.00%, 01/15/30 (Call 10/15/29)	185	157,618
3.25%, 10/15/26 (Call 07/15/26)	95	87,781
3.50%, 02/01/25 (Call 11/01/24)	152	146,317
3.85%, 04/01/27 (Call 01/01/27)	100	93,874
4.00%, 03/01/28 (Call 12/01/27)	90	83,644
4.13%, 01/15/26 (Call 10/15/25)	55	52,927
4.40%, 01/15/29 (Call 10/15/28)	231	216,932
4.75%, 11/15/30 (Call 08/15/30)	195	182,908
VICI Properties LP
4.38%, 05/15/25	165	160,441
4.75%, 02/15/28 (Call 01/15/28)	330	314,114
4.95%, 02/15/30 (Call 12/15/29)	240	225,689
5.13%, 05/15/32 (Call 02/15/32)	345	319,846
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	10	8,620
3.40%, 06/01/31 (Call 03/01/31)	100	73,548
3.50%, 01/15/25 (Call 11/15/24)	105	99,609

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	$160	$129,285
3.85%, 06/15/32 (Call 03/15/32)	60	52,714
4.00%, 06/01/25 (Call 03/01/25)	366	354,914
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	85	71,218
2.70%, 02/15/27 (Call 12/15/26)	230	210,903
2.75%, 01/15/31 (Call 10/15/30)	110	90,764
2.80%, 06/01/31 (Call 03/01/31)	260	214,232
3.10%, 01/15/30 (Call 10/15/29)	203	176,393
4.13%, 03/15/29 (Call 12/15/28)	145	134,725
4.25%, 04/01/26 (Call 01/01/26)	195	188,799
4.25%, 04/15/28 (Call 01/15/28)	265	250,711
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	345	318,024
4.00%, 04/15/30 (Call 01/15/30)	277	253,145
4.75%, 05/15/26	130	127,936
6.95%, 10/01/27	10	10,606
7.38%, 03/15/32	30	33,759
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	25	19,978
2.45%, 02/01/32 (Call 11/01/31)	75	58,425
3.85%, 07/15/29 (Call 04/15/29)	100	90,081
4.00%, 02/01/25 (Call 11/01/24)	145	141,217
4.25%, 10/01/26 (Call 07/01/26)	110	105,756

		47,610,376

Retail — 0.9%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	50	42,187
3.50%, 03/15/32 (Call 12/15/31)(a)	80	64,338
3.90%, 04/15/30 (Call 01/15/30)	125	108,122
5.90%, 03/09/26(a)	90	89,167
5.95%, 03/09/28 (Call 02/09/28)	75	74,189
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	45,557
2.40%, 08/01/31 (Call 05/01/31)	87	66,920
3.50%, 11/15/24 (Call 09/15/24)	128	123,965
3.80%, 11/15/27 (Call 08/15/27)	80	73,766
3.85%, 03/01/32 (Call 12/01/31)	235	198,758
4.50%, 10/01/25 (Call 07/01/25)	75	72,666
4.75%, 06/01/30 (Call 03/01/30)	117	108,866
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	40	31,081
3.13%, 04/21/26 (Call 01/21/26)	155	146,999
3.25%, 04/15/25 (Call 01/15/25)	125	120,565
3.63%, 04/15/25 (Call 03/15/25)	182	176,518
3.75%, 06/01/27 (Call 03/01/27)	140	133,269
3.75%, 04/18/29 (Call 01/18/29)	84	77,364
4.00%, 04/15/30 (Call 01/15/30)	120	111,079
4.50%, 02/01/28 (Call 01/01/28)	140	136,205
4.75%, 08/01/32 (Call 05/01/32)	140	133,893
4.75%, 02/01/33 (Call 11/01/32)	155	146,831
5.05%, 07/15/26	75	74,507
5.20%, 08/01/33 (Call 05/01/33)	70	68,382
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	150	120,192
4.45%, 10/01/28 (Call 07/01/28)	155	149,910
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	405	358,036
1.60%, 04/20/30 (Call 01/20/30)	162	133,624

Security	Par (000)	Value

Retail (continued)
1.75%, 04/20/32 (Call 01/20/32)	$205	$162,647
3.00%, 05/18/27 (Call 02/18/27)	300	283,386
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	209	198,270
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	170	135,447
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	239	212,258
3.88%, 04/15/27 (Call 01/15/27)	223	212,827
4.13%, 05/01/28 (Call 02/01/28)	125	118,836
4.15%, 11/01/25 (Call 08/01/25)	146	141,984
4.25%, 09/20/24	60	58,972
4.63%, 11/01/27 (Call 10/01/27)	200	194,962
5.00%, 11/01/32 (Call 08/01/32)	95	90,322
5.20%, 07/05/28 (Call 06/05/28)	75	74,272
5.45%, 07/05/33 (Call 04/05/33)(a)	95	92,092
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	140	112,900
4.00%, 05/15/25 (Call 03/15/25)	261	253,285
4.20%, 05/15/28 (Call 02/15/28)	460	436,223
Genuine Parts Co.
1.75%, 02/01/25 (Call 09/11/23)	177	167,300
1.88%, 11/01/30 (Call 08/01/30)	55	43,091
2.75%, 02/01/32 (Call 11/01/31)	35	28,460
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	180	151,852
1.38%, 03/15/31 (Call 12/15/30)	265	207,270
1.50%, 09/15/28 (Call 07/15/28)	270	230,483
1.88%, 09/15/31 (Call 06/15/31)	140	112,575
2.13%, 09/15/26 (Call 06/15/26)	223	205,653
2.50%, 04/15/27 (Call 02/15/27)	285	263,386
2.70%, 04/15/25 (Call 03/15/25)	85	81,661
2.70%, 04/15/30 (Call 01/15/30)	407	357,643
2.80%, 09/14/27 (Call 06/14/27)	348	323,149
2.88%, 04/15/27 (Call 03/15/27)	155	145,319
2.95%, 06/15/29 (Call 03/15/29)	418	379,724
3.00%, 04/01/26 (Call 01/01/26)	301	287,491
3.25%, 04/15/32 (Call 01/15/32)	370	328,630
3.35%, 09/15/25 (Call 06/15/25)	266	256,953
3.90%, 12/06/28 (Call 09/06/28)	252	242,250
4.00%, 09/15/25 (Call 08/15/25)	280	274,246
4.50%, 09/15/32 (Call 06/15/32)(a)	245	239,122
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	265	223,997
1.70%, 09/15/28 (Call 07/15/28)	265	225,661
1.70%, 10/15/30 (Call 07/15/30)	255	202,432
2.50%, 04/15/26 (Call 01/15/26)	398	371,828
2.63%, 04/01/31 (Call 01/01/31)	400	335,184
3.10%, 05/03/27 (Call 02/03/27)	404	376,128
3.13%, 09/15/24 (Call 06/15/24)	5	4,880
3.35%, 04/01/27 (Call 03/01/27)	210	197,583
3.38%, 09/15/25 (Call 06/15/25)	236	226,541
3.65%, 04/05/29 (Call 01/05/29)	405	376,047
3.75%, 04/01/32 (Call 01/01/32)	320	286,755
4.00%, 04/15/25 (Call 03/15/25)	210	205,275
4.40%, 09/08/25	160	157,229
4.50%, 04/15/30 (Call 01/15/30)	308	296,530
4.80%, 04/01/26 (Call 03/01/26)	240	237,142
5.00%, 04/15/33 (Call 01/15/33)(a)	35	34,160
5.15%, 07/01/33 (Call 04/01/33)	155	153,168

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.50%, 03/15/29	$70	$75,019
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	185	171,813
2.13%, 03/01/30 (Call 12/01/29)	92	77,588
2.63%, 09/01/29 (Call 06/01/29)	249	220,300
3.30%, 07/01/25 (Call 06/01/25)	304	293,843
3.38%, 05/26/25 (Call 02/26/25)	150	145,227
3.50%, 03/01/27 (Call 12/01/26)	361	343,546
3.50%, 07/01/27 (Call 05/01/27)	220	208,820
3.60%, 07/01/30 (Call 04/01/30)	287	264,092
3.70%, 01/30/26 (Call 10/30/25)	496	479,706
3.80%, 04/01/28 (Call 01/01/28)	320	305,891
4.60%, 09/09/32 (Call 06/09/32)(a)	115	112,281
4.80%, 08/14/28 (Call 07/14/28)	100	99,495
4.95%, 08/14/33 (Call 05/14/33)	175	173,299
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	62,960
3.55%, 03/15/26 (Call 12/15/25)	192	183,932
3.60%, 09/01/27 (Call 06/01/27)	147	139,234
3.90%, 06/01/29 (Call 03/01/29)	144	135,177
4.20%, 04/01/30 (Call 01/01/30)	90	84,392
4.35%, 06/01/28 (Call 03/01/28)	135	131,116
4.70%, 06/15/32 (Call 03/15/32)	365	348,706
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	35	31,231
1.88%, 04/15/31 (Call 01/15/31)	70	54,956
4.60%, 04/15/25 (Call 03/15/25)	195	191,502
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	220	198,502
2.25%, 03/12/30 (Call 12/12/29)	167	140,806
2.45%, 06/15/26 (Call 03/15/26)	255	237,879
2.55%, 11/15/30 (Call 08/15/30)	220	186,527
3.00%, 02/14/32 (Call 11/14/31)	265	227,304
3.50%, 03/01/28 (Call 12/01/27)	140	131,354
3.55%, 08/15/29 (Call 05/15/29)	256	237,143
3.80%, 08/15/25 (Call 06/15/25)	344	334,526
4.00%, 11/15/28 (Call 08/15/28)	145	138,865
4.75%, 02/15/26	125	123,871
4.80%, 02/15/33 (Call 11/15/32)	225	219,609
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	265	241,452
2.25%, 04/15/25 (Call 03/15/25)	479	457,684
2.35%, 02/15/30 (Call 11/15/29)	166	142,871
2.50%, 04/15/26	338	320,113
2.65%, 09/15/30 (Call 06/15/30)	67	58,241
3.38%, 04/15/29 (Call 01/15/29)	264	246,777
4.40%, 01/15/33 (Call 10/15/32)(a)	220	210,019
4.50%, 09/15/32 (Call 06/15/32)	290	279,543
6.35%, 11/01/32	30	32,625
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	25	20,073
2.25%, 09/15/26 (Call 06/15/26)	300	276,633
3.88%, 04/15/30 (Call 01/15/30)	230	216,998
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	170	132,994
5.25%, 05/15/33 (Call 02/15/33)	110	107,577
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	133,174
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	122	108,900

Security	Par (000)	Value

Retail (continued)
3.05%, 07/08/26 (Call 05/08/26)	$220	$210,221
3.25%, 07/08/29 (Call 04/08/29)	195	181,574
3.55%, 06/26/25 (Call 04/26/25)	165	160,590
3.70%, 06/26/28 (Call 03/26/28)	355	342,131
3.90%, 04/15/28 (Call 03/15/28)	160	155,195
4.00%, 04/15/26 (Call 03/15/26)	150	147,106
4.00%, 04/15/30 (Call 02/15/30)	200	193,128
4.10%, 04/15/33	315	299,930
4.15%, 09/09/32 (Call 06/09/32)	445	431,049
5.88%, 04/05/27	15	15,673
7.55%, 02/15/30	105	121,549

		25,956,769

Semiconductors — 0.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	195	181,687
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	175	150,265
2.10%, 10/01/31 (Call 07/01/31)	270	220,520
2.95%, 04/01/25 (Call 03/01/25)	74	71,404
3.45%, 06/15/27 (Call 03/15/27)(d)	210	198,374
3.50%, 12/05/26 (Call 09/05/26)	220	210,657
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	204	167,878
3.30%, 04/01/27 (Call 01/01/27)	357	339,139
3.90%, 10/01/25 (Call 07/01/25)	262	255,429
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	209	201,679
3.50%, 01/15/28 (Call 10/15/27)	250	230,462
3.88%, 01/15/27 (Call 10/15/26)	1,001	950,870
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	305	264,447
2.45%, 02/15/31 (Call 11/15/30)(d)	465	374,757
2.60%, 02/15/33 (Call 11/15/32)(d)	50	38,608
3.15%, 11/15/25 (Call 10/15/25)	233	221,611
3.42%, 04/15/33 (Call 01/15/33)(d)	490	405,303
3.46%, 09/15/26 (Call 07/15/26)	90	85,188
3.63%, 10/15/24 (Call 09/15/24)	45	44,011
4.00%, 04/15/29 (Call 02/15/29)(d)	226	208,512
4.11%, 09/15/28 (Call 06/15/28)	295	277,492
4.15%, 11/15/30 (Call 08/15/30)	460	420,205
4.15%, 04/15/32 (Call 01/15/32)(d)	385	344,829
4.30%, 11/15/32 (Call 08/15/32)	455	411,156
4.75%, 04/15/29 (Call 01/15/29)	346	333,125
5.00%, 04/15/30 (Call 01/15/30)	186	182,912
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	105	90,238
2.00%, 08/12/31 (Call 05/12/31)	195	157,427
2.45%, 11/15/29 (Call 08/15/29)	486	421,765
2.60%, 05/19/26 (Call 02/19/26)	305	287,377
3.15%, 05/11/27 (Call 02/11/27)	254	237,800
3.40%, 03/25/25 (Call 02/25/25)	718	697,042
3.70%, 07/29/25 (Call 04/29/25)	490	475,981
3.75%, 03/25/27 (Call 01/25/27)	346	332,163
3.75%, 08/05/27 (Call 07/05/27)	130	124,248
3.90%, 03/25/30 (Call 12/25/29)	369	345,129
4.00%, 08/05/29 (Call 06/05/29)	110	104,621
4.15%, 08/05/32 (Call 05/05/32)(a)	255	239,856
4.88%, 02/10/26	280	278,463
4.88%, 02/10/28 (Call 01/10/28)	365	362,642
5.13%, 02/10/30 (Call 12/10/29)	295	295,174

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.20%, 02/10/33 (Call 11/10/32)	$445	$444,230
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	334	321,027
4.65%, 11/01/24 (Call 08/01/24)	90	89,172
4.65%, 07/15/32 (Call 04/15/32)	105	102,955
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	165	136,252
3.75%, 03/15/26 (Call 01/15/26)	257	249,156
3.80%, 03/15/25 (Call 12/15/24)	280	273,473
4.00%, 03/15/29 (Call 12/15/28)	285	273,187
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	90	81,672
2.45%, 04/15/28 (Call 02/15/28)	175	153,730
2.95%, 04/15/31 (Call 01/15/31)	165	137,678
4.88%, 06/22/28 (Call 03/22/28)	145	140,850
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/02/23)	345	335,323
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	175	137,743
4.19%, 02/15/27 (Call 12/15/26)	258	245,686
4.66%, 02/15/30 (Call 11/15/29)	185	173,252
4.98%, 02/06/26 (Call 12/06/25)	168	165,519
5.33%, 02/06/29 (Call 11/06/28)	140	137,159
5.38%, 04/15/28 (Call 03/15/28)	150	147,485
5.88%, 02/09/33 (Call 11/09/32)	245	242,548
6.75%, 11/01/29 (Call 09/01/29)	295	306,768
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	395	343,014
2.00%, 06/15/31 (Call 03/15/31)	265	219,219
2.85%, 04/01/30 (Call 01/01/30)	479	429,577
3.20%, 09/16/26 (Call 06/16/26)	285	272,058
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	95	94,391
5.55%, 12/01/28 (Call 09/01/28)	143	143,340
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	295	238,434
2.65%, 02/15/32 (Call 11/15/31)	220	176,095
2.70%, 05/01/25 (Call 04/01/25)	160	152,352
3.15%, 05/01/27 (Call 03/01/27)	40	37,048
3.40%, 05/01/30 (Call 02/01/30)	200	175,752
3.88%, 06/18/26 (Call 04/18/26)	225	215,777
4.30%, 06/18/29 (Call 03/18/29)	180	168,629
4.40%, 06/01/27 (Call 05/01/27)	135	129,857
5.00%, 01/15/33 (Call 10/15/32)	155	147,033
Qorvo Inc.
1.75%, 12/15/24 (Call 09/11/23)(d)	85	79,917
4.38%, 10/15/29 (Call 10/15/24)	185	167,499
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	303	257,914
1.65%, 05/20/32 (Call 02/20/32)	405	313,903
2.15%, 05/20/30 (Call 02/20/30)	310	263,404
3.25%, 05/20/27 (Call 02/20/27)	413	389,955
3.45%, 05/20/25 (Call 02/20/25)	75	72,852
4.25%, 05/20/32 (Call 02/20/32)	120	115,120
5.40%, 05/20/33 (Call 02/20/33)	25	25,869
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	145	129,994
3.00%, 06/01/31 (Call 03/01/31)	125	101,879
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	120	107,621

Security	Par (000)	Value

Semiconductors (continued)
1.38%, 03/12/25 (Call 02/12/25)	$410	$386,839
1.75%, 05/04/30 (Call 02/04/30)	110	91,515
1.90%, 09/15/31 (Call 06/15/31)	205	166,964
2.25%, 09/04/29 (Call 06/04/29)	140	121,887
2.90%, 11/03/27 (Call 08/03/27)	236	219,487
3.65%, 08/16/32 (Call 05/16/32)	80	73,025
4.60%, 02/15/28 (Call 01/15/28)	120	119,393
4.70%, 11/18/24	100	99,351
4.90%, 03/14/33 (Call 12/14/32)	135	135,477
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	235	211,422
2.50%, 10/25/31 (Call 07/25/31)	290	240,903
3.88%, 04/22/27 (Call 03/22/27)	200	192,362
4.25%, 04/22/32 (Call 01/22/32)	235	222,867
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	192	164,162

		22,949,468

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	30	25,445
3.48%, 12/01/27 (Call 09/01/27)	195	179,687
3.84%, 05/01/25 (Call 04/01/25)	170	164,526
4.20%, 05/01/30 (Call 02/01/30)	130	120,212

		489,870

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	90	71,866
3.40%, 09/15/26 (Call 06/15/26)	221	211,163
3.40%, 06/15/27 (Call 03/15/27)	130	122,870
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	225	215,120
2.15%, 02/01/27 (Call 12/01/26)	360	330,498
2.30%, 02/01/30 (Call 11/01/29)	277	240,267
3.25%, 02/01/25 (Call 11/01/24)	305	296,942
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	210	170,352
2.85%, 01/15/30 (Call 10/15/29)	123	107,182
3.50%, 06/15/27 (Call 03/15/27)	225	212,564
4.38%, 06/15/25 (Call 03/15/25)	200	196,134
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	230	187,678
2.90%, 12/01/29 (Call 09/01/29)	222	191,368
3.40%, 06/27/26 (Call 03/27/26)	222	210,065
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	15	14,798
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	110	107,713
6.65%, 08/02/26 (Call 07/02/26)	110	109,977
6.85%, 08/02/33 (Call 05/02/33)	107	102,441
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	160	127,949
4.80%, 03/01/26 (Call 12/01/25)(a)	124	122,625
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	325	292,526
1.65%, 03/01/28 (Call 01/01/28)	145	124,351
2.25%, 03/01/31 (Call 12/01/30)	400	322,384
3.75%, 05/21/29 (Call 02/21/29)	80	74,077
4.50%, 07/15/25	185	181,357
4.70%, 07/15/27 (Call 06/15/27)	170	166,858
5.10%, 07/15/32 (Call 04/15/32)(a)	30	29,395

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	$231	$207,145
2.65%, 06/01/30 (Call 03/01/30)	282	237,314
3.20%, 07/01/26 (Call 05/01/26)	485	457,505
3.50%, 07/01/29 (Call 04/01/29)	484	441,921
3.85%, 06/01/25 (Call 03/01/25)	353	342,572
4.20%, 10/01/28 (Call 07/01/28)	230	219,468
5.38%, 08/21/28 (Call 07/21/28)	125	125,349
5.45%, 03/02/28 (Call 02/02/28)	245	246,379
5.60%, 03/02/33 (Call 12/02/32)	210	210,918
5.63%, 08/21/33 (Call 05/21/33)	125	125,908
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	260	240,188
1.35%, 07/15/27 (Call 05/15/27)	230	201,738
1.65%, 07/15/30 (Call 04/15/30)	150	120,636
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	984	922,480
2.70%, 02/12/25 (Call 11/12/24)	699	675,968
3.13%, 11/03/25 (Call 08/03/25)	726	700,634
3.30%, 02/06/27 (Call 11/06/26)	908	872,406
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	485	441,903
2.30%, 03/25/28 (Call 01/25/28)	425	373,983
2.50%, 04/01/25 (Call 03/01/25)	873	831,402
2.65%, 07/15/26 (Call 04/15/26)	695	645,363
2.80%, 04/01/27 (Call 02/01/27)	566	519,786
2.88%, 03/25/31 (Call 12/25/30)	660	557,555
2.95%, 11/15/24 (Call 09/15/24)	432	418,444
2.95%, 05/15/25 (Call 02/15/25)	618	591,655
2.95%, 04/01/30 (Call 01/01/30)	570	493,432
3.25%, 11/15/27 (Call 08/15/27)	548	507,717
3.25%, 05/15/30 (Call 02/15/30)	140	123,308
4.50%, 05/06/28 (Call 04/06/28)	140	135,677
4.65%, 05/06/30 (Call 03/06/30)	100	95,944
4.90%, 02/06/33 (Call 11/06/32)	425	405,845
5.80%, 11/10/25	185	186,765
6.15%, 11/09/29 (Call 09/09/29)	270	280,811
6.25%, 11/09/32 (Call 08/09/32)	635	664,470
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	130	119,040
1.40%, 09/15/27 (Call 07/15/27)	130	112,589
1.75%, 02/15/31 (Call 11/15/30)	265	207,834
2.00%, 06/30/30 (Call 03/30/30)	165	134,368
2.35%, 09/15/24 (Call 08/15/24)	195	188,354
2.95%, 09/15/29 (Call 06/15/29)	156	137,824
3.80%, 12/15/26 (Call 09/15/26)	205	195,636
3.85%, 12/15/25 (Call 09/15/25)	10	9,655
4.20%, 09/15/28 (Call 06/15/28)	240	228,641
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	225	193,522
1.95%, 07/15/31 (Call 04/15/31)	265	215,540
3.70%, 04/11/28 (Call 01/11/28)	502	480,680
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	373	293,364
Take-Two Interactive Software Inc.
3.55%, 04/14/25	190	183,675
3.70%, 04/14/27 (Call 03/14/27)	160	151,606
4.00%, 04/14/32 (Call 01/14/32)	125	112,239
4.95%, 03/28/28 (Call 02/28/28)	170	167,436
5.00%, 03/28/26	190	187,739

Security	Par (000)	Value

Software (continued)
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	$70	$62,055
1.80%, 08/15/28 (Call 06/15/28)	155	129,902
2.20%, 08/15/31 (Call 05/15/31)	340	264,588
3.90%, 08/21/27 (Call 05/21/27)	379	356,696
4.50%, 05/15/25 (Call 04/15/25)	231	226,163
4.65%, 05/15/27 (Call 03/15/27)	158	153,522
4.70%, 05/15/30 (Call 02/15/30)	180	169,524
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	125	118,060
3.70%, 04/01/29 (Call 02/01/29)	85	78,516
3.80%, 04/01/32 (Call 01/01/32)	255	226,167

		23,268,044

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	245	211,352
3.63%, 04/22/29 (Call 01/22/29)	65	59,507
4.70%, 07/21/32 (Call 04/21/32)	270	257,102
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	500	427,380
1.70%, 03/25/26 (Call 09/11/23)	695	633,548
2.25%, 02/01/32 (Call 11/01/31)	580	452,354
2.30%, 06/01/27 (Call 04/01/27)	600	537,156
2.75%, 06/01/31 (Call 03/01/31)	629	518,837
2.95%, 07/15/26 (Call 04/15/26)	260	242,601
3.80%, 02/15/27 (Call 11/15/26)	192	182,636
3.88%, 01/15/26 (Call 10/15/25)	110	105,978
4.10%, 02/15/28 (Call 11/15/27)	415	393,731
4.25%, 03/01/27 (Call 12/01/26)	346	333,298
4.30%, 02/15/30 (Call 11/15/29)	778	725,096
4.35%, 03/01/29 (Call 12/01/28)	691	653,624
Bell Telephone Co. of Canada or Bell Canada (The)
5.10%, 05/11/33 (Call 02/11/33)	265	255,598
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	65	51,134
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	235	230,016
9.13%, 12/15/30	555	675,823
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	375	350,996
2.95%, 02/28/26	216	207,209
3.50%, 06/15/25	231	224,721
Deutsche Telekom International Finance BV
8.75%, 06/15/30	807	949,097
9.25%, 06/01/32	60	75,454
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	130	117,580
2.00%, 12/10/30 (Call 09/10/30)	100	77,250
3.75%, 08/15/29 (Call 05/15/29)	125	113,616
Koninklijke KPN NV, 8.38%, 10/01/30	125	142,184
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	225	179,005
2.75%, 05/24/31 (Call 02/24/31)	225	182,299
4.00%, 09/01/24	10	9,782
4.60%, 02/23/28 (Call 11/23/27)	195	189,017
4.60%, 05/23/29 (Call 02/23/29)	208	200,362
5.60%, 06/01/32 (Call 03/01/32)	145	142,815
Nokia OYJ, 4.38%, 06/12/27	30	28,293
Orange SA, 9.00%, 03/01/31	465	563,771
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	260	239,395

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 03/15/25	$420	$400,310
3.20%, 03/15/27 (Call 02/15/27)	195	180,125
3.63%, 12/15/25 (Call 09/15/25)	195	185,560
3.80%, 03/15/32 (Call 12/15/31)	385	329,083
Sprint Capital Corp.
6.88%, 11/15/28	535	565,260
8.75%, 03/15/32	395	470,654
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	30	30,598
7.63%, 03/01/26 (Call 11/01/25)	25	25,923
Telefonica Emisiones SA, 4.10%, 03/08/27	415	395,022
Telefonica Europe BV, 8.25%, 09/15/30	305	347,764
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	220	203,834
3.40%, 05/13/32 (Call 02/13/32)	235	197,619
3.70%, 09/15/27 (Call 06/15/27)	155	145,779
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	150	136,564
2.05%, 02/15/28 (Call 12/15/27)	445	388,498
2.25%, 02/15/26 (Call 09/11/23)	435	402,549
2.25%, 11/15/31 (Call 08/15/31)	225	178,461
2.40%, 03/15/29 (Call 01/15/29)	15	12,901
2.55%, 02/15/31 (Call 11/15/30)	580	477,752
2.63%, 04/15/26 (Call 09/11/23)	345	320,584
2.63%, 02/15/29 (Call 02/15/24)	277	239,976
2.70%, 03/15/32 (Call 12/15/31)	140	113,784
2.88%, 02/15/31 (Call 02/15/26)	270	227,224
3.38%, 04/15/29 (Call 04/15/24)	545	488,794
3.50%, 04/15/25 (Call 03/15/25)	753	727,978
3.50%, 04/15/31 (Call 04/15/26)	635	554,450
3.75%, 04/15/27 (Call 02/15/27)	927	877,869
3.88%, 04/15/30 (Call 01/15/30)	1,503	1,368,857
4.75%, 02/01/28 (Call 09/11/23)	380	369,368
4.80%, 07/15/28 (Call 06/15/28)	180	176,017
4.95%, 03/15/28 (Call 02/15/28)	250	246,347
5.05%, 07/15/33 (Call 04/15/33)	460	443,900
5.20%, 01/15/33 (Call 10/15/32)	345	338,100
5.38%, 04/15/27 (Call 09/11/23)	350	349,216
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	410	371,780
1.45%, 03/20/26 (Call 02/20/26)	515	467,064
1.50%, 09/18/30 (Call 06/18/30)	310	241,943
1.68%, 10/30/30 (Call 07/30/30)	205	160,374
1.75%, 01/20/31 (Call 10/20/30)	462	359,325
2.10%, 03/22/28 (Call 01/22/28)	707	617,861
2.36%, 03/15/32 (Call 12/15/31)	1,020	806,667
2.55%, 03/21/31 (Call 12/21/30)	790	650,123
2.63%, 08/15/26	536	499,177
3.00%, 03/22/27 (Call 01/22/27)	177	164,536
3.15%, 03/22/30 (Call 12/22/29)	533	467,100
3.38%, 02/15/25	635	615,880
3.50%, 11/01/24 (Call 08/01/24)	296	289,180
3.88%, 02/08/29 (Call 11/08/28)	145	135,350
4.02%, 12/03/29 (Call 09/03/29)	881	818,176
4.13%, 03/16/27	778	749,261
4.33%, 09/21/28	950	909,596
4.50%, 08/10/33	15	13,859
5.05%, 05/09/33 (Call 02/09/33)	330	320,047
7.75%, 12/01/30	65	74,296

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
4.13%, 05/30/25	$614	$599,989
4.38%, 05/30/28	140	137,376
7.88%, 02/15/30	45	50,687

		32,375,984

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	205	198,196
3.50%, 09/15/27 (Call 06/15/27)	70	65,365
3.55%, 11/19/26 (Call 09/19/26)	165	155,064
3.90%, 11/19/29 (Call 08/19/29)	265	240,676

		659,301

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	347	335,084
3.25%, 06/15/27 (Call 03/15/27)	211	200,115
3.40%, 09/01/24 (Call 06/01/24)	189	185,048
3.65%, 09/01/25 (Call 06/01/25)	85	82,621
7.00%, 12/15/25	80	83,081
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	305	288,280
2.95%, 11/21/24 (Call 08/21/24)	205	198,725
3.85%, 08/05/32 (Call 05/05/32)	205	188,987
6.90%, 07/15/28	55	59,501
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 10/03/23)	375	355,372
1.75%, 12/02/26 (Call 11/02/26)	235	211,032
2.05%, 03/05/30 (Call 12/05/29)	260	215,714
2.45%, 12/02/31 (Call 09/02/31)	270	239,482
2.88%, 11/15/29	80	70,374
2.90%, 02/01/25 (Call 11/01/24)	280	269,587
4.00%, 06/01/28 (Call 03/01/28)	172	164,638
7.13%, 10/15/31	90	100,205
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	210	199,821
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	145	123,885
2.60%, 11/01/26 (Call 08/01/26)	100	92,638
3.25%, 06/01/27 (Call 03/01/27)	245	230,472
3.35%, 11/01/25 (Call 08/01/25)	225	216,293
3.80%, 03/01/28 (Call 12/01/27)	260	247,468
4.10%, 11/15/32 (Call 08/15/32)	225	211,223
4.25%, 03/15/29 (Call 12/15/28)	200	192,874
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	275	227,048
3.10%, 08/05/29 (Call 05/05/29)	260	232,869
3.25%, 04/01/26 (Call 01/01/26)	230	219,648
3.40%, 02/15/28 (Call 11/15/27)	173	161,234
4.20%, 10/17/28 (Call 07/17/28)	120	115,658
4.25%, 05/15/30 (Call 02/15/30)	80	75,830
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	150	132,791
2.65%, 07/15/31 (Call 04/15/31)	110	86,090
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	210	203,284
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	126	118,322
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	130	107,175
2.55%, 11/01/29 (Call 08/01/29)	119	102,614

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.90%, 06/15/26 (Call 03/15/26)	$149	$140,419
3.00%, 03/15/32 (Call 12/15/31)	115	97,854
3.15%, 06/01/27 (Call 03/01/27)	120	112,043
3.65%, 08/01/25 (Call 06/01/25)	169	163,447
3.80%, 08/01/28 (Call 05/01/28)	185	175,014
4.45%, 03/01/33 (Call 12/01/32)	90	85,308
5.05%, 08/01/30 (Call 06/01/30)	175	173,215
7.80%, 05/15/27	10	10,913
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	70	63,032
2.50%, 09/01/24 (Call 08/01/24)	221	213,614
2.85%, 03/01/27 (Call 02/01/27)	40	36,774
2.90%, 12/01/26 (Call 10/01/26)	212	194,942
3.35%, 09/01/25 (Call 08/01/25)	142	135,823
4.30%, 06/15/27 (Call 05/15/27)	115	110,737
4.63%, 06/01/25 (Call 05/01/25)	164	160,772
5.25%, 06/01/28 (Call 05/01/28)	95	93,759
5.65%, 03/01/28 (Call 02/01/28)	115	115,220
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	200	182,632
2.38%, 05/20/31 (Call 02/20/31)	355	297,912
2.40%, 02/05/30 (Call 11/05/29)	272	233,849
2.75%, 03/01/26 (Call 12/01/25)	260	245,762
2.80%, 02/14/32 (Call 12/15/31)	167	142,591
3.00%, 04/15/27 (Call 01/15/27)	210	196,400
3.25%, 01/15/25 (Call 10/15/24)	190	184,705
3.25%, 08/15/25 (Call 05/15/25)	140	134,852
3.70%, 03/01/29 (Call 12/01/28)	211	199,880
3.75%, 07/15/25 (Call 05/15/25)	127	123,411
3.95%, 09/10/28 (Call 06/10/28)	399	384,085
4.50%, 01/20/33 (Call 10/20/32)	160	154,997
4.75%, 02/21/26 (Call 01/21/26)	320	318,234
6.63%, 02/01/29	65	70,442
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	177	171,446
2.40%, 11/15/26 (Call 08/15/26)	236	219,617
2.50%, 09/01/29 (Call 06/01/29)	112	99,256
2.80%, 11/15/24 (Call 09/15/24)	30	29,111
3.05%, 11/15/27 (Call 08/15/27)	310	290,430
3.40%, 03/15/29 (Call 12/15/28)	209	195,572
3.90%, 04/01/25 (Call 03/01/25)	509	498,937
4.45%, 04/01/30 (Call 01/01/30)	193	190,051
4.88%, 03/03/33 (Call 12/03/32)	175	174,606
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	355	318,041
1.50%, 09/22/28 (Call 07/22/28)	337	291,053
1.80%, 09/22/31 (Call 06/22/31)	510	417,277
3.95%, 09/09/27 (Call 08/09/27)	260	253,877

		14,646,995

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	70	53,222
3.25%, 03/30/25 (Call 12/30/24)	15	14,387
3.25%, 09/15/26 (Call 06/15/26)	47	43,647
3.50%, 03/15/28 (Call 12/15/27)	137	125,400
3.50%, 06/01/32 (Call 03/01/32)	100	84,048
3.85%, 03/30/27 (Call 12/30/26)	97	90,923
4.00%, 06/30/30 (Call 03/30/30)	50	45,423
4.55%, 11/07/28 (Call 08/07/28)	170	161,437
4.70%, 04/01/29 (Call 01/01/29)	143	135,903

Security	Par (000)	Value

Trucking & Leasing (continued)
5.45%, 09/15/33 (Call 06/15/33)	$95	$92,931

		847,321

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	65	56,773
3.38%, 01/20/27 (Call 12/20/26)	65	57,496

		114,269

Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	130	106,666
2.80%, 05/01/30 (Call 02/01/30)	172	149,103
2.95%, 09/01/27 (Call 06/01/27)	164	151,233
3.40%, 03/01/25 (Call 12/01/24)	217	210,180
3.45%, 06/01/29 (Call 03/01/29)	132	121,035
3.75%, 09/01/28 (Call 06/01/28)	177	167,815
4.45%, 06/01/32 (Call 03/01/32)(a)	125	118,770
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	115	91,906
2.70%, 04/15/30 (Call 01/15/30)	96	80,715
3.57%, 05/01/29 (Call 02/01/29)	117	107,164
United Utilities PLC, 6.88%, 08/15/28	50	52,054

		1,356,641

Total Corporate Bonds & Notes — 32.8% (Cost: $1,043,450,661)		980,213,967

Foreign Government Obligations(e)

Canada — 0.4%
Canada Government International Bond
0.75%, 05/19/26	425	383,324
1.63%, 01/22/25	1,080	1,029,704
Export Development Canada, 3.00%, 05/25/27	520	493,366
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	118,181
Province of Alberta Canada
1.00%, 05/20/25	1,030	959,187
1.30%, 07/22/30	215	173,600
1.88%, 11/13/24	280	268,489
3.30%, 03/15/28	465	440,597
Province of British Columbia Canada
0.90%, 07/20/26	715	642,385
1.30%, 01/29/31(a)	130	104,424
2.25%, 06/02/26	460	430,431
Series 10, 1.75%, 09/27/24	220	211,497
Province of Manitoba Canada, 2.13%, 06/22/26	290	269,726
Province of New Brunswick Canada, 3.63%, 02/24/28	210	200,899
Province of Ontario Canada
0.63%, 01/21/26	342	309,527
1.05%, 04/14/26	60	54,503
1.05%, 05/21/27	240	210,665
1.13%, 10/07/30	1,035	821,862
1.60%, 02/25/31	150	122,488
1.80%, 10/14/31	105	85,987
2.00%, 10/02/29(a)	85	73,987
2.30%, 06/15/26	15	14,035
2.50%, 04/27/26	690	650,622
3.10%, 05/19/27	20	18,954
Province of Quebec Canada
0.60%, 07/23/25	960	884,410
1.35%, 05/28/30	125	102,276

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
1.90%, 04/21/31	$65	$54,213
2.50%, 04/20/26	525	495,469
2.75%, 04/12/27(a)	350	327,876
3.63%, 04/13/28	65	62,521
Series PD, 7.50%, 09/15/29	352	405,824
Series QX, 1.50%, 02/11/25	899	852,099

		11,273,128

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(a)	275	233,756
2.55%, 01/27/32 (Call 10/27/31)(a)	430	361,019
2.55%, 07/27/33 (Call 04/27/33)	10	8,046
2.75%, 01/31/27 (Call 12/31/26)	450	417,928
3.13%, 01/21/26	185	176,864
3.24%, 02/06/28 (Call 11/06/27)	535	499,738

		1,697,351

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	15	12,004
2.15%, 07/28/31 (Call 04/28/31)	300	242,577
2.85%, 02/14/30	315	276,869
3.50%, 01/11/28	30	28,023
3.55%, 03/31/32 (Call 12/31/31)	345	306,667
3.85%, 10/15/30	315	291,438
4.10%, 04/24/28	320	306,541
4.15%, 09/20/27 (Call 06/20/27)	425	410,308
4.55%, 01/11/28 (Call 12/11/27)	200	195,824
4.65%, 09/20/32 (Call 06/20/32)	500	482,715
4.75%, 02/11/29	345	338,666
4.85%, 01/11/33 (Call 10/11/32)	200	196,128

		3,087,760

Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	340	296,840
2.88%, 03/16/26	220	206,972
3.25%, 01/17/28	20	18,632
4.50%, 01/17/33	210	201,896
State of Israel, 2.50%, 01/15/30	275	237,196

		961,536

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	660	595,505
2.38%, 10/17/24	425	408,948
2.88%, 10/17/29	350	305,543

		1,309,996

Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	535	491,724
1.25%, 01/21/31	345	271,422
1.88%, 07/21/26	265	243,061
1.88%, 04/15/31	590	483,582
2.00%, 10/17/29	50	42,863
2.13%, 02/10/25	260	248,123
2.13%, 02/16/29	410	358,664
2.25%, 11/04/26	420	386,782
2.38%, 04/20/26	280	261,929
2.50%, 05/28/25	290	276,373
2.75%, 01/21/26(a)	480	455,534
2.75%, 11/16/27	430	397,509

Security	Par (000)	Value

Japan (continued)
2.88%, 06/01/27	$350	$326,676
2.88%, 07/21/27	315	293,794
3.25%, 07/20/28	345	323,006
3.50%, 10/31/28	20	18,872
Japan International Cooperation Agency
1.00%, 07/22/30(a)	200	155,956
2.75%, 04/27/27	150	139,194
3.25%, 05/25/27	200	188,650

		5,363,714

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	575	476,227
3.25%, 04/16/30 (Call 01/16/30)	545	482,554
3.75%, 01/11/28	445	421,758
3.90%, 04/27/25 (Call 03/27/25)	270	265,299
4.13%, 01/21/26	300	295,452
4.15%, 03/28/27	662	648,601
4.50%, 04/22/29	625	603,344
4.75%, 04/27/32 (Call 01/27/32)(a)	500	474,060
4.88%, 05/19/33 (Call 02/19/33)	600	568,542
5.40%, 02/09/28 (Call 01/09/28)	215	217,182
6.35%, 02/09/35 (Call 11/09/34)	255	264,545
7.50%, 04/08/33	115	129,462
8.30%, 08/15/31	142	167,605

		5,014,631

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	480	364,469
3.16%, 01/23/30 (Call 10/23/29)	355	308,903
3.30%, 01/19/33 (Call 10/19/32)	270	222,342
3.75%, 03/16/25 (Call 12/16/24)	480	465,178
3.88%, 03/17/28 (Call 12/17/27)	385	362,050
4.00%, 09/22/24 (Call 06/22/24)	200	196,034
7.13%, 01/29/26	270	278,978
8.88%, 09/30/27	305	342,454
9.38%, 04/01/29	90	106,529

		2,646,937

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	210	158,649
2.39%, 01/23/26 (Call 12/23/25)	173	162,052
2.78%, 01/23/31 (Call 10/23/30)	725	615,351
2.84%, 06/20/30	84	72,701
4.13%, 08/25/27(a)	298	288,604
7.35%, 07/21/25(a)	287	297,473

		1,594,830

Philippines — 0.2%
Philippine Government International Bond
1.65%, 06/10/31	400	314,808
1.95%, 01/06/32	260	206,908
2.46%, 05/05/30	290	247,231
3.00%, 02/01/28	660	608,388
3.23%, 03/29/27	20	18,831
3.75%, 01/14/29	325	306,238
4.63%, 07/17/28	265	261,529
5.00%, 07/17/33	40	40,000
5.50%, 03/30/26	402	407,089
5.61%, 04/13/33	325	339,294
6.38%, 01/15/32	200	217,830

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
7.50%, 09/25/24(a)	$20	$20,203
7.75%, 01/14/31	100	116,413
9.50%, 02/02/30	507	627,372
10.63%, 03/16/25	610	658,940

		4,391,074

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	587	561,871
5.75%, 11/16/32	330	343,226

		905,097

South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	200	189,118
1.25%, 09/21/30	200	156,642
1.38%, 02/09/31	625	487,731
1.63%, 01/18/27	200	179,428
1.88%, 02/12/25	220	209,396
2.13%, 01/18/32	20	16,170
2.63%, 05/26/26	275	256,121
2.88%, 01/21/25	200	193,352
3.25%, 11/10/25	380	363,440
3.25%, 08/12/26	295	278,238
4.25%, 09/15/27	215	209,447
4.50%, 09/15/32	200	193,508
5.00%, 01/11/28	50	50,085
5.13%, 01/11/33	60	60,662
Korea Development Bank (The)
4.25%, 09/08/32	200	189,416
4.38%, 02/15/33	320	305,427
Korea International Bond
2.50%, 06/19/29	200	179,558
2.75%, 01/19/27	250	235,325
3.50%, 09/20/28	275	261,643
5.63%, 11/03/25	150	150,632

		4,165,339

Supranational — 1.6%
African Development Bank
0.88%, 03/23/26	342	310,423
0.88%, 07/22/26	365	327,796
3.38%, 07/07/25	100	97,229
4.38%, 11/03/27	500	498,635
Asian Development Bank
0.38%, 09/03/25	105	96,051
0.50%, 02/04/26	1,000	903,800
0.63%, 10/08/24	350	332,717
0.63%, 04/29/25	905	841,750
0.75%, 10/08/30	70	54,819
1.00%, 04/14/26	470	427,780
1.25%, 06/09/28	265	229,381
1.50%, 10/18/24	620	594,419
1.50%, 01/20/27	805	729,000
1.50%, 03/04/31	700	575,344
1.75%, 09/19/29	568	491,417
1.88%, 03/15/29	155	136,104
1.88%, 01/24/30	532	458,850
2.00%, 01/22/25	490	469,111
2.00%, 04/24/26	210	196,079
2.13%, 03/19/25(a)	26	24,847
2.38%, 08/10/27	35	32,451

Security	Par (000)	Value

Supranational (continued)
2.50%, 11/02/27	$184	$170,789
2.63%, 01/12/27	345	324,510
2.75%, 01/19/28	430	401,629
2.88%, 05/06/25	105	101,309
3.13%, 08/20/27(a)	1,015	966,960
3.13%, 09/26/28	210	198,097
3.13%, 04/27/32	172	157,846
3.88%, 09/28/32	110	106,723
4.13%, 09/27/24	20	19,744
5.82%, 06/16/28	250	263,870
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	665	628,172
0.50%, 05/28/25	425	392,216
0.50%, 01/27/26	325	292,796
3.38%, 06/29/25	195	188,889
Council of Europe Development Bank
1.38%, 02/27/25	160	151,384
3.00%, 06/16/25	147	141,732
European Bank for Reconstruction & Development
0.50%, 05/19/25	642	594,280
0.50%, 11/25/25	10	9,095
0.50%, 01/28/26	80	72,343
1.50%, 02/13/25	207	196,447
4.38%, 03/09/28	510	509,199
European Investment Bank
0.38%, 12/15/25	190	172,081
0.38%, 03/26/26	1,035	928,923
0.63%, 07/25/25	515	475,360
0.63%, 10/21/27	185	158,945
0.75%, 10/26/26	505	449,167
0.75%, 09/23/30	155	122,289
0.88%, 05/17/30	410	329,497
1.25%, 02/14/31	2,225	1,805,699
1.38%, 03/15/27	100	89,862
1.63%, 03/14/25	695	659,604
1.63%, 10/09/29	155	133,376
1.63%, 05/13/31	40	33,228
1.75%, 03/15/29	620	542,326
1.88%, 02/10/25	687	655,961
2.13%, 04/13/26	560	525,207
2.38%, 05/24/27	564	523,747
2.50%, 10/15/24	120	116,317
2.75%, 08/15/25	20	19,206
3.75%, 02/14/33	1,155	1,112,415
Inter-American Development Bank
0.50%, 09/23/24	195	185,219
0.63%, 07/15/25	900	831,042
0.63%, 09/16/27	195	167,883
0.88%, 04/03/25	485	454,038
0.88%, 04/20/26	875	793,039
1.13%, 07/20/28	995	853,272
1.13%, 01/13/31	995	796,935
1.50%, 01/13/27	620	561,156
1.75%, 03/14/25	725	689,142
2.00%, 06/02/26	450	418,995
2.00%, 07/23/26	329	305,641
2.13%, 01/15/25	780	748,324
2.25%, 06/18/29	523	467,159
2.38%, 07/07/27(a)	506	469,679
3.13%, 09/18/28(a)	630	594,285

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.50%, 09/14/29	$675	$646,029
International Bank for Reconstruction & Development
0.38%, 07/28/25	395	362,590
0.50%, 10/28/25	375	342,135
0.63%, 04/22/25	1,765	1,642,209
0.75%, 03/11/25	145	135,798
0.75%, 11/24/27	1,175	1,010,406
0.75%, 08/26/30	995	782,219
0.88%, 07/15/26	45	40,520
0.88%, 05/14/30	1,385	1,107,280
1.13%, 09/13/28	885	756,286
1.25%, 02/10/31	1,168	943,335
1.38%, 04/20/28	965	843,931
1.63%, 01/15/25	923	879,757
1.63%, 11/03/31	1,145	943,045
1.75%, 10/23/29	999	862,237
1.88%, 10/27/26	460	423,803
2.13%, 03/03/25	631	603,735
2.50%, 11/25/24	845	816,819
2.50%, 07/29/25	777	743,014
2.50%, 11/22/27	750	695,153
2.50%, 03/29/32(a)	160	140,402
3.13%, 11/20/25	20	19,284
3.13%, 06/15/27	145	138,120
3.63%, 09/21/29	390	375,843
International Finance Corp.
0.38%, 07/16/25	210	193,110
0.75%, 10/08/26	435	387,254
0.75%, 08/27/30	470	369,495
1.38%, 10/16/24	190	181,828
2.13%, 04/07/26	54	50,650
Nordic Investment Bank
0.38%, 09/11/25	520	475,285
2.63%, 04/04/25	127	122,187
3.38%, 09/08/27	57	54,778

		47,993,589

Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	195	178,396
0.63%, 05/14/25	500	462,925
2.25%, 03/22/27	360	331,150
4.38%, 02/13/26	10	9,866
4.63%, 11/28/25	50	49,590

		1,031,927

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	405	403,440
4.38%, 01/23/31 (Call 10/23/30)	518	509,878

		913,318

Total Foreign Government Obligations — 3.1% (Cost: $99,670,932)		92,350,227

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority, 5.60%, 07/01/27	200	199,791
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	165,631

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	$40	$37,449
State of California GO
1.70%, 02/01/28	100	87,846
2.50%, 10/01/29	550	481,632
3.38%, 04/01/25	200	194,334
6.00%, 03/01/33	20	21,637
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	240,816
Series BD, 3.35%, 07/01/29	190	175,556
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	223,062
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	172,582
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	203,567

		2,203,903

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(a)	340	316,115
2.15%, 07/01/30	300	245,997

		562,112

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,690	1,638,940

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.08%, 06/01/31	205	204,010
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	83	80,526

		284,536

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	250,166
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	307,677

		557,843

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	321,282
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	101,034

		422,316

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	201,618
Series B, 5.68%, 06/30/28 (NPFGC)	255	259,027

		460,645

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	610	613,708

Total Municipal Debt Obligations — 0.2% (Cost: $7,170,202)		6,744,003

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks Funding Corp., 0.25%, 02/26/24	115	112,088
Federal Home Loan Banks
0.38%, 09/04/25	75	68,594
0.50%, 04/14/25	730	678,681

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.00%, 03/23/26 (Call 09/23/23)	$127	$114,780
1.50%, 08/15/24	115	110,843
2.38%, 09/08/23	25	24,985
2.38%, 03/14/25	50	47,959
2.50%, 02/13/24	220	217,034
2.75%, 12/13/24	475	459,933
3.00%, 03/10/28	75	70,306
3.13%, 06/13/25	3,730	3,605,493
3.25%, 06/09/28	300	285,213
3.25%, 11/16/28	2,470	2,348,896
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	74,506
0.25%, 09/08/23	75	74,922
0.25%, 11/06/23	75	74,287
0.25%, 12/04/23	1,774	1,750,264
0.38%, 07/21/25	1,000	918,850
0.38%, 09/23/25	975	889,619
0.41%, 10/28/24 (Call 10/28/23)	150	141,689
1.50%, 02/12/25	4,938	4,691,248
6.25%, 07/15/32	500	570,370
6.75%, 09/15/29	50	56,292
6.75%, 03/15/31	1,075	1,237,647
Federal National Mortgage Association
0.38%, 08/25/25	21	19,227
0.50%, 06/17/25	2,287	2,112,845
0.63%, 04/22/25	270	251,648
0.75%, 10/08/27	1,807	1,562,892
0.88%, 12/18/26 (Call 09/18/23)	60	53,018
0.88%, 08/05/30	2,550	2,023,501
1.63%, 10/15/24	25	23,988
1.63%, 01/07/25	950	905,587
1.75%, 07/02/24	405	392,749
1.88%, 09/24/26	2,591	2,394,084
2.13%, 04/24/26	25	23,431
2.50%, 02/05/24	25	24,689
2.63%, 09/06/24	910	886,294
2.88%, 09/12/23	350	349,723
6.03%, 10/08/27	320	338,160
6.25%, 05/15/29	1,285	1,407,383
6.63%, 11/15/30	1,075	1,223,877
7.13%, 01/15/30	25	28,784
7.25%, 05/15/30	170	198,407

		32,844,786

U.S. Government Obligations — 61.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	6,800	6,265,297
0.25%, 06/30/25(a)	4,000	3,675,781
0.25%, 07/31/25	8,600	7,875,719
0.25%, 08/31/25	11,350	10,360,422
0.25%, 09/30/25	10,250	9,337,910
0.25%, 10/31/25	9,950	9,031,957
0.38%, 08/15/24	8,050	7,675,172
0.38%, 04/30/25	4,000	3,706,250
0.38%, 11/30/25	10,100	9,166,539
0.38%, 12/31/25	11,030	9,992,491
0.38%, 01/31/26	12,700	11,460,758
0.50%, 03/31/25	2,500	2,328,223
0.50%, 02/28/26	13,100	11,827,867
0.50%, 04/30/27	2,000	1,737,344
0.50%, 05/31/27	7,900	6,842,758

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 06/30/27	$4,000	$3,456,250
0.50%, 10/31/27	10,100	8,629,977
0.63%, 10/15/24	3,000	2,848,242
0.63%, 07/31/26	19,200	17,170,500
0.63%, 03/31/27	3,850	3,369,652
0.63%, 11/30/27	5,000	4,285,156
0.63%, 12/31/27	5,200	4,445,188
0.63%, 05/15/30	10,000	7,931,250
0.75%, 11/15/24	11,000	10,424,219
0.75%, 03/31/26	8,700	7,895,930
0.75%, 04/30/26	9,400	8,501,125
0.75%, 05/31/26	13,640	12,301,575
0.75%, 08/31/26	19,000	17,012,422
0.75%, 01/31/28	9,000	7,718,203
0.88%, 06/30/26	14,600	13,197,031
0.88%, 09/30/26	9,000	8,075,391
0.88%, 11/15/30	10,000	8,003,125
1.00%, 12/15/24	10,740	10,178,667
1.00%, 07/31/28	13,000	11,126,172
1.13%, 01/15/25	14,500	13,727,422
1.13%, 10/31/26	16,000	14,423,750
1.13%, 02/28/27	2,800	2,503,375
1.13%, 02/29/28	10,000	8,704,688
1.13%, 08/31/28	28,300	24,322,524
1.13%, 02/15/31	20,500	16,653,047
1.25%, 08/31/24	1,000	959,961
1.25%, 02/28/25	4,000	3,772,031
1.25%, 11/30/26	11,100	10,024,687
1.25%, 12/31/26	23,000	20,743,125
1.25%, 03/31/28	11,500	10,049,023
1.25%, 04/30/28	10,000	8,720,313
1.25%, 05/31/28	11,000	9,575,156
1.25%, 06/30/28	10,500	9,121,875
1.25%, 09/30/28	41,500	35,813,203
1.25%, 08/15/31	28,500	23,013,750
1.38%, 01/31/25	5,000	4,743,945
1.38%, 08/31/26	3,258	2,972,670
1.38%, 10/31/28	11,190	9,699,457
1.38%, 12/31/28	8,500	7,343,867
1.38%, 11/15/31	34,100	27,636,984
1.50%, 09/30/24	3,220	3,091,452
1.50%, 10/31/24	5,000	4,788,086
1.50%, 11/30/24	7,000	6,683,633
1.50%, 02/15/25	9,500	9,017,949
1.50%, 08/15/26	12,000	10,999,688
1.50%, 01/31/27	20,620	18,704,595
1.50%, 11/30/28	16,500	14,371,758
1.50%, 02/15/30	3,200	2,714,250
1.63%, 02/15/26	11,700	10,875,516
1.63%, 05/15/26	12,000	11,098,125
1.63%, 09/30/26	4,000	3,673,125
1.63%, 11/30/26	6,000	5,486,250
1.63%, 05/15/31	23,000	19,262,500
1.75%, 12/31/24	8,850	8,458,664
1.75%, 03/15/25	11,000	10,460,742
1.75%, 12/31/26	8,000	7,335,000
1.75%, 01/31/29	10,750	9,451,602
1.88%, 08/31/24	500	482,988
1.88%, 06/30/26	3,000	2,789,766
1.88%, 07/31/26	6,000	5,566,875

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/28/27	$10,000	$9,174,219
1.88%, 02/28/29	10,000	8,842,969
1.88%, 02/15/32	24,710	20,767,983
2.00%, 02/15/25	10,000	9,563,281
2.00%, 08/15/25	12,700	12,021,344
2.00%, 11/15/26	12,400	11,481,625
2.13%, 09/30/24	3,000	2,899,219
2.13%, 11/30/24	3,000	2,887,148
2.13%, 05/15/25	14,800	14,108,562
2.25%, 10/31/24	7,000	6,760,469
2.25%, 11/15/24	11,000	10,611,133
2.25%, 12/31/24	6,000	5,772,891
2.25%, 11/15/25	10,000	9,472,656
2.25%, 03/31/26	6,000	5,656,875
2.25%, 02/15/27	8,900	8,274,914
2.25%, 08/15/27	8,000	7,385,625
2.25%, 11/15/27	12,710	11,687,242
2.38%, 08/15/24	1,200	1,166,156
2.38%, 05/15/27	11,000	10,237,734
2.38%, 03/31/29	11,000	9,973,906
2.38%, 05/15/29	11,000	9,963,594
2.50%, 01/31/25	3,720	3,585,295
2.50%, 03/31/27	11,000	10,306,484
2.63%, 03/31/25	5,000	4,814,844
2.63%, 04/15/25	13,300	12,801,250
2.63%, 05/31/27	10,041	9,425,298
2.63%, 02/15/29	12,922	11,896,316
2.63%, 07/31/29	9,500	8,699,922
2.75%, 05/15/25	8,972	8,644,250
2.75%, 06/30/25	15,000	14,428,711
2.75%, 08/31/25	6,250	5,998,779
2.75%, 04/30/27	13,400	12,648,344
2.75%, 07/31/27	7,360	6,928,750
2.75%, 02/15/28	8,990	8,421,102
2.75%, 05/31/29	16,000	14,776,250
2.75%, 08/15/32	18,390	16,507,898
2.88%, 04/30/25	12,350	11,927,881
2.88%, 05/31/25	5,900	5,691,887
2.88%, 06/15/25	11,500	11,092,559
2.88%, 07/31/25	2,000	1,926,172
2.88%, 11/30/25	5,500	5,280,430
2.88%, 05/15/28	9,000	8,459,297
2.88%, 08/15/28	25,150	23,580,090
2.88%, 04/30/29	9,000	8,375,625
2.88%, 05/15/32	18,120	16,466,550
3.00%, 07/31/24	1,500	1,467,715
3.00%, 07/15/25	8,400	8,111,906
3.00%, 09/30/25	9,200	8,867,937
3.00%, 10/31/25	5,600	5,393,938
3.13%, 08/15/25	9,000	8,705,742
3.13%, 08/31/29	13,000	12,233,203
3.25%, 08/31/24	2,000	1,958,594
3.25%, 06/30/29	9,200	8,723,469
3.38%, 05/15/33	25,250	23,790,234
3.50%, 09/15/25	8,500	8,278,203
3.50%, 01/31/28	5,000	4,835,938
3.50%, 04/30/28	5,000	4,834,375
3.50%, 01/31/30	9,500	9,111,836
3.50%, 04/30/30	20,500	19,654,375
3.50%, 02/15/33	27,000	25,713,281

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.63%, 05/15/26	$26,800	$26,138,375
3.63%, 03/31/28	11,350	11,033,441
3.63%, 05/31/28	10,000	9,726,562
3.63%, 03/31/30	7,900	7,630,906
3.75%, 04/15/26	17,300	16,925,617
3.75%, 05/31/30	11,000	10,702,656
3.75%, 06/30/30	26,000	25,297,187
3.88%, 03/31/25	13,000	12,764,375
3.88%, 01/15/26	8,000	7,848,750
3.88%, 11/30/27	5,000	4,908,594
3.88%, 12/31/27	3,000	2,945,391
3.88%, 09/30/29	9,500	9,307,773
3.88%, 11/30/29	12,000	11,758,125
3.88%, 12/31/29	8,000	7,838,125
3.88%, 08/15/33	12,000	11,784,375
4.00%, 12/15/25	5,000	4,919,141
4.00%, 02/15/26	16,900	16,633,297
4.00%, 02/29/28	12,000	11,852,813
4.00%, 06/30/28	20,000	19,762,500
4.00%, 10/31/29	8,700	8,583,094
4.00%, 02/28/30	7,200	7,107,750
4.00%, 07/31/30	17,000	16,798,125
4.13%, 01/31/25	30,700	30,267,082
4.13%, 06/15/26	26,700	26,391,281
4.13%, 09/30/27	4,000	3,963,125
4.13%, 10/31/27	9,940	9,848,366
4.13%, 07/31/28(a)	11,000	10,936,406
4.13%, 08/31/30	6,000	5,974,688
4.13%, 11/15/32	22,000	21,989,687
4.25%, 09/30/24(a)	6,490	6,417,241
4.25%, 12/31/24	9,700	9,579,887
4.25%, 05/31/25	14,900	14,716,660
4.25%, 10/15/25	9,000	8,898,750
4.38%, 10/31/24	9,700	9,598,074
4.38%, 08/15/26	10,000	9,953,906
4.38%, 08/31/28	12,000	12,073,125
4.50%, 11/15/25	9,930	9,867,937
4.63%, 02/28/25	10,400	10,327,281
4.63%, 03/15/26	20,000	19,985,938
4.75%, 06/30/25	15,800	15,711,742
4.75%, 07/31/25	13,700	13,662,539
4.75%, 07/15/26	25,300	25,256,516
5.25%, 11/15/28	950	990,598
5.25%, 02/15/29	150	156,621
5.38%, 02/15/31	500	537,188
5.50%, 08/15/28	8,500	8,938,945
6.00%, 02/15/26	500	513,359
6.13%, 08/15/29	1,000	1,096,016
6.50%, 11/15/26	4,000	4,225,938
6.88%, 08/15/25	1,000	1,034,844
7.50%, 11/15/24	550	564,137

		1,846,511,104

Total U.S. Government & Agency Obligations — 62.8% (Cost: $1,996,320,648)		1,879,355,890

Total Long-Term Investments — 98.9% (Cost: $3,146,612,443)		2,958,664,087

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(f)(g)(h)	45,151	$45,151,164

Total Short-Term Securities — 1.5% (Cost: $45,151,164)		45,151,164

Total Investments — 100.4% (Cost: $3,191,763,607)		3,003,815,251

Liabilities in Excess of Other Assets — (0.4)%		(12,381,039)

Net Assets — 100.0%		$2,991,434,212

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$26,209,320	$18,941,844	(a)	$—	$—	$—	$45,151,164	45,151	$316,413	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$980,213,967	$—	$980,213,967
Foreign Government Obligations	—	92,350,227	—	92,350,227
Municipal Debt Obligations	—	6,744,003	—	6,744,003
U.S. Government & Agency Obligations	—	1,879,355,890	—	1,879,355,890

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$45,151,164	$—	$—	$45,151,164

	$45,151,164	$2,958,664,087	$—	$3,003,815,251

See notes to financial statements.

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.8%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$40	$37,668
2.00%, 05/01/28	8	7,600
2.00%, 08/01/28	129	121,774
2.00%, 09/01/28	74	69,637
2.00%, 12/01/28	28	26,068
2.00%, 01/01/30	99	93,192
2.00%, 10/01/37	6,587	5,773,615
2.00%, 06/01/50	8,427	6,757,854
2.00%, 11/01/50	25,423	20,347,717
2.00%, 06/01/52	10,026	7,979,379
2.50%, 12/01/25	127	123,129
2.50%, 03/01/27	19	18,231
2.50%, 06/01/27	22	21,450
2.50%, 07/01/27	204	195,555
2.50%, 08/01/27	379	364,615
2.50%, 09/01/27	442	423,946
2.50%, 11/01/27	203	194,841
2.50%, 12/01/27	4	3,634
2.50%, 01/01/28	7	6,308
2.50%, 02/01/28	2,937	2,819,722
2.50%, 03/01/28	410	394,066
2.50%, 04/01/28	292	280,238
2.50%, 05/01/28	60	57,789
2.50%, 06/01/28	91	87,374
2.50%, 07/01/28	229	219,433
2.50%, 09/01/28	67	64,509
2.50%, 07/01/29	1,210	1,161,844
2.50%, 08/01/29	120	115,621
2.50%, 10/01/29	149	143,080
2.50%, 12/01/29	830	796,080
2.50%, 01/01/30	4,962	4,763,068
2.50%, 02/01/30	581	555,972
2.50%, 03/01/30	2,661	2,492,397
2.50%, 04/01/30	3,310	3,101,431
2.50%, 05/01/30	3,476	3,256,155
2.50%, 06/01/30	9,052	8,480,013
2.50%, 07/01/30	713	668,302
2.50%, 08/01/30	305	285,270
2.50%, 09/01/30	288	269,866
2.50%, 10/01/30	6	5,801
2.50%, 12/01/30	11	10,418
2.50%, 01/01/31	36	33,614
2.50%, 04/01/31	4	3,453
2.50%, 06/01/31	773	714,793
2.50%, 08/01/31	1,045	966,611
2.50%, 09/01/31	835	772,466
2.50%, 10/01/31	4,215	3,897,188
2.50%, 11/01/31	4,774	4,414,635
2.50%, 12/01/31	12,029	11,123,049
2.50%, 01/01/32	15,956	14,754,833
2.50%, 02/01/32	9,399	8,691,324
2.50%, 07/01/32	1,245	1,145,545
2.50%, 08/01/32	1,278	1,175,227
2.50%, 09/01/32	5,825	5,389,224
2.50%, 10/01/32	1,114	1,024,769
2.50%, 11/01/32	10,474	9,634,205
2.50%, 12/01/32	585	537,938

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/33	$5,768	$5,306,383
2.50%, 02/01/33	847	779,276
2.50%, 04/01/33	1,035	944,226
2.50%, 08/01/33	389	346,826
2.50%, 06/01/34	392	354,836
2.50%, 03/01/37	81,694	73,829,159
2.50%, 04/01/37	17,797	16,102,742
2.50%, 01/01/43	57	48,968
2.50%, 02/01/43	638	547,266
2.50%, 03/01/43	89	76,386
2.50%, 04/01/43	342	293,114
2.50%, 06/01/43	271	232,520
2.50%, 07/01/43	1,123	962,160
2.50%, 08/01/43	117	99,960
2.50%, 04/01/45	92	78,270
2.50%, 07/01/45	14	11,750
2.50%, 01/01/46	120	101,623
2.50%, 11/01/46	66	55,817
2.50%, 12/01/46	887	754,267
2.50%, 01/01/47	921	783,146
2.50%, 02/01/47	16	13,986
2.50%, 03/01/47	1,886	1,603,376
2.50%, 03/01/51	5,120	4,267,916
2.50%, 05/01/51	8,115	6,767,574
2.50%, 06/01/51	6,380	5,308,726
2.50%, 10/01/51	8,727	7,308,054
2.50%, 02/01/52	1,648	1,369,096
2.50%, 03/01/52	16,442	13,636,039
2.50%, 04/01/53	18,035	14,957,211
3.00%, 12/01/25	3	3,337
3.00%, 01/01/26	8	7,796
3.00%, 10/01/26	116	112,327
3.00%, 11/01/26	148	142,422
3.00%, 12/01/26	104	99,660
3.00%, 01/01/27	7	6,950
3.00%, 02/01/27	339	328,078
3.00%, 03/01/27	5	5,259
3.00%, 04/01/27	458	444,334
3.00%, 05/01/27	1,952	1,893,842
3.00%, 06/01/27	691	670,769
3.00%, 07/01/27	67	64,595
3.00%, 08/01/27	205	199,230
3.00%, 09/01/27	2,097	2,035,132
3.00%, 11/01/27	372	360,474
3.00%, 12/01/27	162	157,379
3.00%, 01/01/28	57	55,398
3.00%, 04/01/28	21	20,841
3.00%, 05/01/28	196	189,878
3.00%, 06/01/28	543	526,511
3.00%, 07/01/28	7	6,563
3.00%, 09/01/28	1,362	1,321,089
3.00%, 10/01/28	282	274,228
3.00%, 11/01/28	46	45,065
3.00%, 01/01/29	201	195,273
3.00%, 04/01/29	2,127	2,060,554
3.00%, 05/01/29	3,466	3,358,505
3.00%, 06/01/29	265	256,928
3.00%, 07/01/29	350	339,398
3.00%, 09/01/29	31	29,777
3.00%, 10/01/29	93	90,124

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/29	$788	$763,233
3.00%, 12/01/29	947	917,484
3.00%, 01/01/30	157	152,115
3.00%, 02/01/30	1,641	1,589,664
3.00%, 03/01/30	259	246,194
3.00%, 05/01/30	1,854	1,764,556
3.00%, 06/01/30	2,427	2,333,440
3.00%, 07/01/30	1,439	1,365,856
3.00%, 08/01/30	277	262,578
3.00%, 09/01/30	1,799	1,708,762
3.00%, 10/01/30	418	397,179
3.00%, 11/01/30	681	646,433
3.00%, 12/01/30	453	430,106
3.00%, 01/01/31	915	868,797
3.00%, 02/01/31	3,100	2,903,602
3.00%, 03/01/31	1,789	1,675,982
3.00%, 05/01/31	4,578	4,288,386
3.00%, 06/01/31	3,957	3,706,426
3.00%, 07/01/31	361	338,182
3.00%, 09/01/31	897	840,351
3.00%, 10/01/31	132	125,081
3.00%, 12/01/31	518	485,050
3.00%, 01/01/32	1,558	1,459,284
3.00%, 02/01/32	442	412,924
3.00%, 03/01/32	3,439	3,218,592
3.00%, 07/01/32	287	267,595
3.00%, 08/01/32	928	866,277
3.00%, 09/01/32	2,273	2,121,364
3.00%, 10/01/32	380	355,022
3.00%, 11/01/32	4,695	4,382,505
3.00%, 12/01/32	4,210	3,916,806
3.00%, 01/01/33	3,263	3,045,328
3.00%, 02/01/33	2,655	2,462,713
3.00%, 03/01/33	56	52,386
3.00%, 05/01/33	7,324	6,841,480
3.00%, 07/01/33	1,376	1,284,433
3.00%, 08/01/33	467	435,445
3.00%, 11/01/33	319	297,594
3.00%, 03/01/42	19	16,731
3.00%, 08/01/42	6	5,148
3.00%, 10/01/42	602	535,555
3.00%, 11/01/42	12,743	11,327,352
3.00%, 12/01/42	43	37,956
3.00%, 01/01/43	4,512	4,009,916
3.00%, 02/01/43	3,272	2,909,501
3.00%, 03/01/43	1,019	905,486
3.00%, 04/01/43	616	547,249
3.00%, 05/01/43	1,489	1,322,869
3.00%, 06/01/43	879	780,112
3.00%, 07/01/43	1,832	1,627,454
3.00%, 08/01/43	896	796,347
3.00%, 09/01/43	2,180	1,937,747
3.00%, 10/01/43	1,004	892,249
3.00%, 04/01/44	45	39,670
3.00%, 01/01/45	7	6,017
3.00%, 02/01/45	1,264	1,119,165
3.00%, 03/01/45	213	187,916
3.00%, 04/01/45	22,111	19,479,003
3.00%, 05/01/45	6,757	5,954,142
3.00%, 06/01/45	811	714,553

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/45	$2,435		$2,144,760
3.00%, 08/01/45	583		513,897
3.00%, 10/01/45	154		136,098
3.00%, 11/01/45	548		482,812
3.00%, 12/01/45	5,312		4,679,653
3.00%, 01/01/46	1,559		1,373,364
3.00%, 02/01/46	112		98,799
3.00%, 03/01/46	17,794		15,668,438
3.00%, 04/01/46	438		385,301
3.00%, 05/01/46	460		405,111
3.00%, 06/01/46	904		795,804
3.00%, 07/01/46	581		511,696
3.00%, 08/01/46	13,518		11,906,167
3.00%, 09/01/46	10,975		9,714,334
3.00%, 10/01/46	25,721		22,645,252
3.00%, 11/01/46	26,621		23,439,845
3.00%, 12/01/46	43,789		38,557,101
3.00%, 01/01/47	10,331		9,101,315
3.00%, 02/01/47	49,292		43,415,039
3.00%, 03/01/47	874		769,266
3.00%, 04/01/47	1,187		1,037,366
3.00%, 05/01/47	14,791		13,023,942
3.00%, 06/01/47	13,418		11,814,600
3.00%, 07/01/47	12,422		10,937,951
3.00%, 08/01/47	2,222		1,956,367
3.00%, 10/01/47	4,049		3,565,174
3.00%, 11/01/47	434		382,096
3.00%, 12/01/47	720		635,996
3.00%, 01/01/48	2,529		2,225,868
3.00%, 02/01/48	888		781,671
3.00%, 07/01/48	321		280,632
3.00%, 10/01/48	379		331,044
3.00%, 11/01/48	687		599,542
3.00%, 02/01/52	6,933		6,039,003
3.50%, 10/01/23	1		892
3.50%, 10/01/23	0	(a)	112
3.50%, 11/01/23	0	(a)	166
3.50%, 10/01/25	37		35,691
3.50%, 11/01/25	1,294		1,262,423
3.50%, 12/01/25	12		11,272
3.50%, 01/01/26	38		36,824
3.50%, 02/01/26	141		137,370
3.50%, 03/01/26	358		349,183
3.50%, 04/01/26	39		37,710
3.50%, 05/01/26	19		18,514
3.50%, 06/01/26	127		124,314
3.50%, 06/01/26	0	(a)	470
3.50%, 07/01/26	161		156,004
3.50%, 08/01/26	244		237,269
3.50%, 09/01/26	6		5,764
3.50%, 10/01/26	425		414,115
3.50%, 01/01/27	17		16,659
3.50%, 02/01/27	1		1,306
3.50%, 03/01/27	94		92,140
3.50%, 04/01/27	13		12,558
3.50%, 01/01/28	205		197,585
3.50%, 12/01/28	48		47,227
3.50%, 02/01/29	13		13,064
3.50%, 03/01/29	9		9,109
3.50%, 06/01/29	935		913,205

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/29	$89	$87,366
3.50%, 08/01/29	130	126,613
3.50%, 09/01/29	16	15,323
3.50%, 10/01/29	759	742,431
3.50%, 11/01/29	11	10,391
3.50%, 01/01/30	13	13,085
3.50%, 06/01/30	127	121,170
3.50%, 09/01/30	15	14,734
3.50%, 05/01/31	1,770	1,703,498
3.50%, 01/01/32	991	947,345
3.50%, 03/01/32	131	124,238
3.50%, 04/01/32	1,669	1,592,331
3.50%, 05/01/32	1,520	1,451,331
3.50%, 06/01/32	1,303	1,242,261
3.50%, 07/01/32	1,655	1,578,192
3.50%, 09/01/32	955	908,817
3.50%, 01/01/33	757	720,401
3.50%, 02/01/33	325	309,833
3.50%, 03/01/33	1,468	1,395,430
3.50%, 06/01/33	1,243	1,180,139
3.50%, 07/01/33	778	738,875
3.50%, 09/01/33	673	639,516
3.50%, 05/01/35	6,678	6,313,139
3.50%, 03/01/38	5,507	5,155,725
3.50%, 06/01/38	5,603	5,228,206
3.50%, 02/01/41	11	10,161
3.50%, 10/01/41	13	12,379
3.50%, 11/01/41	41	38,093
3.50%, 01/01/42	142	130,817
3.50%, 02/01/42	227	208,844
3.50%, 03/01/42	1,776	1,634,205
3.50%, 04/01/42	1,590	1,462,060
3.50%, 05/01/42	1,129	1,038,862
3.50%, 06/01/42	499	459,655
3.50%, 08/01/42	53	48,339
3.50%, 09/01/42	4,079	3,754,079
3.50%, 10/01/42	1,382	1,271,185
3.50%, 11/01/42	807	742,930
3.50%, 01/01/43	922	848,936
3.50%, 02/01/43	933	858,835
3.50%, 04/01/43	16	14,728
3.50%, 06/01/43	2,686	2,470,468
3.50%, 07/01/43	2,776	2,554,150
3.50%, 08/01/43	14	13,000
3.50%, 09/01/43	14	13,218
3.50%, 01/01/44	186	171,351
3.50%, 08/01/44	406	372,282
3.50%, 09/01/44	1,453	1,336,732
3.50%, 10/01/44	8,575	7,843,444
3.50%, 11/01/44	503	459,870
3.50%, 12/01/44	4,776	4,368,400
3.50%, 02/01/45	1,070	983,872
3.50%, 03/01/45	4,284	3,932,053
3.50%, 04/01/45	3	2,822
3.50%, 05/01/45	46	42,209
3.50%, 06/01/45	544	498,854
3.50%, 08/01/45	12,177	11,180,004
3.50%, 09/01/45	6	5,901
3.50%, 11/01/45	340	311,647
3.50%, 12/01/45	6,232	5,681,819

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/46	$5,433		$4,965,463
3.50%, 03/01/46	5,904		5,362,507
3.50%, 04/01/46	1,817		1,652,131
3.50%, 05/01/46	20,533		18,667,406
3.50%, 06/01/46	5,750		5,271,528
3.50%, 07/01/46	5,493		4,989,850
3.50%, 08/01/46	4,612		4,198,516
3.50%, 09/01/46	5,812		5,311,039
3.50%, 10/01/46	534		484,947
3.50%, 11/01/46	1,025		932,715
3.50%, 12/01/46	6,530		5,953,310
3.50%, 01/01/47	1,623		1,476,105
3.50%, 02/01/47	5,817		5,299,084
3.50%, 03/01/47	7,227		6,572,438
3.50%, 04/01/47	2,600		2,367,048
3.50%, 05/01/47	4,863		4,431,133
3.50%, 06/01/47	152		138,350
3.50%, 07/01/47	5,839		5,306,737
3.50%, 08/01/47	3,286		2,997,696
3.50%, 09/01/47	24,139		21,995,346
3.50%, 10/01/47	726		659,756
3.50%, 11/01/47	1,972		1,791,431
3.50%, 12/01/47	6,338		5,779,769
3.50%, 01/01/48	1,166		1,060,268
3.50%, 02/01/48	2,552		2,292,429
3.50%, 03/01/48	11,978		10,881,183
3.50%, 04/01/48	2,547		2,326,240
3.50%, 05/01/48	14,970		13,613,593
3.50%, 09/01/48	2,661		2,435,542
3.50%, 04/01/49	2,831		2,578,752
3.50%, 05/01/49	1,019		928,400
3.50%, 06/01/49	3,155		2,860,898
3.50%, 05/01/51	24,553		22,202,705
3.50%, 01/01/52	7,243		6,514,556
3.50%, 03/01/52	9,149		8,194,093
3.50%, 05/01/52	6,928		6,216,955
4.00%, 04/01/24	0	(a)	824
4.00%, 05/01/24	3		2,436
4.00%, 05/01/24	0	(a)	78
4.00%, 06/01/24	0	(a)	182
4.00%, 07/01/24	2		1,532
4.00%, 08/01/24	0	(a)	354
4.00%, 09/01/24	2		1,552
4.00%, 11/01/24	2		2,055
4.00%, 12/01/24	0	(a)	251
4.00%, 12/01/24	3		3,428
4.00%, 01/01/25	2		2,149
4.00%, 02/01/25	0	(a)	558
4.00%, 02/01/25	5		4,555
4.00%, 03/01/25	4		3,110
4.00%, 03/01/25	0	(a)	285
4.00%, 04/01/25	4		3,289
4.00%, 05/01/25	203		199,959
4.00%, 06/01/25	0	(a)	616
4.00%, 06/01/25	6		5,853
4.00%, 07/01/25	6		6,464
4.00%, 07/01/25	0	(a)	171
4.00%, 08/01/25	15		14,014
4.00%, 09/01/25	0	(a)	201
4.00%, 10/01/25	185		180,698

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/26	$195		$191,259
4.00%, 03/01/26	0	(a)	447
4.00%, 04/01/26	3		2,866
4.00%, 04/01/26	0	(a)	225
4.00%, 05/01/26	10		9,835
4.00%, 07/01/26	5		4,902
4.00%, 05/01/33	908		878,033
4.00%, 09/01/33	1		769
4.00%, 11/01/33	11		10,743
4.00%, 01/01/34	164		158,892
4.00%, 11/01/34	514		498,803
4.00%, 07/01/37	555		535,144
4.00%, 07/01/38	2,134		2,053,162
4.00%, 04/01/39	15		13,290
4.00%, 06/01/39	26		24,808
4.00%, 07/01/39	59		56,032
4.00%, 08/01/39	8		7,373
4.00%, 09/01/39	9		8,350
4.00%, 10/01/39	73		69,050
4.00%, 11/01/39	14		12,967
4.00%, 12/01/39	22		21,302
4.00%, 01/01/40	42		40,220
4.00%, 02/01/40	8		7,538
4.00%, 03/01/40	3		3,030
4.00%, 05/01/40	18		16,866
4.00%, 06/01/40	6		5,396
4.00%, 09/01/40	9		8,534
4.00%, 10/01/40	100		94,954
4.00%, 12/01/40	832		789,836
4.00%, 01/01/41	195		185,379
4.00%, 02/01/41	214		203,765
4.00%, 04/01/41	39		37,005
4.00%, 06/01/41	32		30,223
4.00%, 07/01/41	19		18,481
4.00%, 08/01/41	35		32,741
4.00%, 09/01/41	2,729		2,593,413
4.00%, 10/01/41	104		97,885
4.00%, 11/01/41	331		314,425
4.00%, 12/01/41	70		66,411
4.00%, 01/01/42	30		28,261
4.00%, 02/01/42	4,898		4,654,353
4.00%, 03/01/42	44		41,832
4.00%, 05/01/42	146		138,840
4.00%, 07/01/42	306		290,137
4.00%, 08/01/42	1,668		1,583,082
4.00%, 04/01/43	1,593		1,509,608
4.00%, 08/01/43	243		231,059
4.00%, 10/01/43	163		154,149
4.00%, 11/01/43	4		3,354
4.00%, 12/01/43	776		735,919
4.00%, 01/01/44	55		52,230
4.00%, 02/01/44	889		842,362
4.00%, 03/01/44	20		18,857
4.00%, 04/01/44	462		438,333
4.00%, 05/01/44	444		419,907
4.00%, 06/01/44	1,382		1,305,891
4.00%, 07/01/44	2,253		2,131,560
4.00%, 08/01/44	24		22,506
4.00%, 09/01/44	564		533,075
4.00%, 10/01/44	337		318,617

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/44	$218	$206,092
4.00%, 12/01/44	869	820,970
4.00%, 01/01/45	1,060	1,002,989
4.00%, 02/01/45	6,531	6,174,758
4.00%, 04/01/45	4,499	4,252,815
4.00%, 06/01/45	12	11,738
4.00%, 07/01/45	1,139	1,075,735
4.00%, 08/01/45	21	19,503
4.00%, 09/01/45	2,230	2,107,897
4.00%, 10/01/45	913	862,313
4.00%, 11/01/45	752	710,676
4.00%, 12/01/45	537	506,918
4.00%, 01/01/46	1,095	1,032,016
4.00%, 02/01/46	970	916,371
4.00%, 03/01/46	982	923,623
4.00%, 04/01/46	917	862,150
4.00%, 05/01/46	3,766	3,539,600
4.00%, 06/01/46	111	103,503
4.00%, 07/01/46	2,015	1,905,045
4.00%, 08/01/46	47	44,198
4.00%, 09/01/46	952	894,544
4.00%, 10/01/46	843	796,771
4.00%, 11/01/46	15,087	14,183,694
4.00%, 12/01/46	31	29,093
4.00%, 01/01/47	202	190,183
4.00%, 02/01/47	4,241	3,986,999
4.00%, 04/01/47	175	163,865
4.00%, 06/01/47	2,891	2,715,509
4.00%, 07/01/47	801	752,092
4.00%, 08/01/47	2,826	2,643,767
4.00%, 09/01/47	96	90,037
4.00%, 10/01/47	849	796,409
4.00%, 11/01/47	3,444	3,231,375
4.00%, 12/01/47	5,459	5,108,462
4.00%, 01/01/48	3,500	3,292,776
4.00%, 02/01/48	8,980	8,457,425
4.00%, 04/01/48	1,153	1,077,557
4.00%, 05/01/48	558	525,489
4.00%, 06/01/48	12,813	12,038,865
4.00%, 07/01/48	69	64,607
4.00%, 08/01/48	1,227	1,151,151
4.00%, 09/01/48	1,111	1,042,150
4.00%, 10/01/48	8,680	8,142,476
4.00%, 11/01/48	2,134	1,997,463
4.00%, 12/01/48	2,630	2,467,776
4.00%, 01/01/49	4,159	3,907,609
4.00%, 02/01/49	18,073	16,953,768
4.00%, 03/01/49	896	839,139
4.00%, 04/01/49	2,634	2,447,122
4.00%, 05/01/49	678	634,650
4.00%, 08/01/51	7,240	6,772,755
4.00%, 02/01/52	3,427	3,167,441
4.00%, 02/01/53	72,242	67,145,838
4.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(b)	6	6,299
4.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(b)	320	320,490
4.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(b)	74	74,009

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(b)	$149		$146,704
4.32%, 11/01/40, (12-mo. LIBOR US + 1.910%)(b)	173		173,844
4.38%, 12/01/33, (1-year CMT + 2.250%)(b)	42		41,643
4.50%, 01/01/24	0	(a)	90
4.50%, 02/01/24	0	(a)	39
4.50%, 04/01/24	2		1,768
4.50%, 07/01/24	34		34,351
4.50%, 07/01/24	0	(a)	86
4.50%, 08/01/24	11		11,234
4.50%, 09/01/24	27		26,528
4.50%, 09/01/24	0	(a)	431
4.50%, 10/01/24	38		37,152
4.50%, 11/01/24	6		6,323
4.50%, 04/01/25	3		2,901
4.50%, 05/01/25	1		1,152
4.50%, 07/01/25	2		1,588
4.50%, 08/01/25	4		4,844
4.50%, 09/01/25	5		4,728
4.50%, 09/01/26	4		3,835
4.50%, 08/01/30	580		573,649
4.50%, 08/01/33	2		1,908
4.50%, 03/01/34	0	(a)	409
4.50%, 04/01/34	2		1,456
4.50%, 05/01/34	0	(a)	305
4.50%, 06/01/34	0	(a)	440
4.50%, 06/01/35	1		1,315
4.50%, 08/01/35	44		42,569
4.50%, 10/01/35	2		2,477
4.50%, 11/01/35	18		17,883
4.50%, 01/01/36	3		3,041
4.50%, 08/01/36	7		6,915
4.50%, 06/01/38	34		33,779
4.50%, 07/01/38	1		1,334
4.50%, 10/01/38	0	(a)	442
4.50%, 02/01/39	35		34,034
4.50%, 02/01/39	0	(a)	260
4.50%, 03/01/39	2,214		2,163,767
4.50%, 03/01/39	0	(a)	625
4.50%, 04/01/39	0	(a)	436
4.50%, 04/01/39	32		30,382
4.50%, 05/01/39	2,171		2,120,217
4.50%, 06/01/39	61		59,215
4.50%, 07/01/39	152		147,800
4.50%, 08/01/39	55		53,037
4.50%, 09/01/39	227		222,336
4.50%, 10/01/39	1,990		1,944,461
4.50%, 11/01/39	52		51,546
4.50%, 12/01/39	69		67,102
4.50%, 01/01/40	55		53,143
4.50%, 02/01/40	278		272,498
4.50%, 03/01/40	8		7,964
4.50%, 04/01/40	75		73,504
4.50%, 05/01/40	54		52,636
4.50%, 06/01/40	17		15,878
4.50%, 07/01/40	49		48,329
4.50%, 08/01/40	168		163,441
4.50%, 09/01/40	1,207		1,178,442
4.50%, 10/01/40	14		13,925

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/40	$1	$1,190
4.50%, 01/01/41	4	3,682
4.50%, 02/01/41	2,479	2,417,075
4.50%, 03/01/41	76	74,193
4.50%, 04/01/41	112	109,209
4.50%, 05/01/41	3,111	3,035,363
4.50%, 06/01/41	4,053	3,950,720
4.50%, 07/01/41	67	65,079
4.50%, 08/01/41	528	514,742
4.50%, 10/01/41	147	143,412
4.50%, 11/01/41	8	7,964
4.50%, 01/01/42	5	4,406
4.50%, 03/01/42	25	24,401
4.50%, 05/01/42	1,786	1,742,772
4.50%, 09/01/43	1,414	1,375,008
4.50%, 10/01/43	881	857,905
4.50%, 11/01/43	162	156,679
4.50%, 12/01/43	146	142,160
4.50%, 01/01/44	116	112,767
4.50%, 02/01/44	445	432,390
4.50%, 03/01/44	1,143	1,112,912
4.50%, 04/01/44	5	5,047
4.50%, 05/01/44	128	125,452
4.50%, 06/01/44	140	136,448
4.50%, 07/01/44	148	144,784
4.50%, 08/01/44	24	23,619
4.50%, 09/01/44	52	50,505
4.50%, 10/01/44	387	376,576
4.50%, 11/01/44	591	575,235
4.50%, 12/01/44	1,122	1,090,052
4.50%, 01/01/45	1,526	1,486,012
4.50%, 03/01/45	323	314,132
4.50%, 06/01/45	195	189,660
4.50%, 07/01/45	1,251	1,219,014
4.50%, 08/01/45	468	455,333
4.50%, 09/01/45	414	402,750
4.50%, 10/01/45	333	324,209
4.50%, 11/01/45	66	64,179
4.50%, 01/01/46	407	395,395
4.50%, 03/01/46	334	325,204
4.50%, 04/01/46	307	297,739
4.50%, 05/01/46	1,054	1,021,457
4.50%, 06/01/46	4,590	4,467,023
4.50%, 07/01/46	1,676	1,623,863
4.50%, 08/01/46	147	142,572
4.50%, 09/01/46	2,712	2,639,176
4.50%, 02/01/47	694	673,084
4.50%, 04/01/47	156	150,795
4.50%, 05/01/47	1,110	1,073,080
4.50%, 06/01/47	1,240	1,198,769
4.50%, 08/01/47	678	655,078
4.50%, 09/01/47	744	722,662
4.50%, 05/01/48	1,143	1,104,291
4.50%, 06/01/48	1,454	1,402,650
4.50%, 07/01/48	818	786,855
4.50%, 08/01/48	1,294	1,249,533
4.50%, 09/01/48	1,044	1,008,271
4.50%, 10/01/48	9,145	8,827,648
4.50%, 11/01/48	3,170	3,062,076
4.50%, 12/01/48	4,814	4,646,413

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/49	$872		$842,213
4.50%, 02/01/49	760		733,757
4.50%, 03/01/49	2,594		2,501,390
4.50%, 06/01/52	23,014		21,852,161
4.50%, 04/01/53	9,839		9,340,926
4.89%, 12/01/38, (12-mo. LIBOR US + 1.767%)(b)	275		274,398
4.93%, 08/01/41, (12-mo. LIBOR US + 1.702%)(b)	49		48,917
4.94%, 05/01/42, (12-mo. LIBOR US + 1.802%)(b)	318		317,655
5.00%, 12/01/23	1		536
5.00%, 01/01/24	0	(a)	15
5.00%, 07/01/24	0	(a)	34
5.00%, 10/01/24	1		521
5.00%, 12/01/24	0	(a)	546
5.00%, 06/01/25	1		623
5.00%, 08/01/25	147		145,299
5.00%, 06/01/26	2		2,120
5.00%, 06/01/26	0	(a)	248
5.00%, 02/01/30	4		3,885
5.00%, 04/01/33	2		1,731
5.00%, 06/01/33	181		179,892
5.00%, 08/01/33	39		38,575
5.00%, 09/01/33	50		48,578
5.00%, 10/01/33	93		92,522
5.00%, 11/01/33	39		38,302
5.00%, 12/01/33	425		424,515
5.00%, 01/01/34	5		4,917
5.00%, 03/01/34	12		11,715
5.00%, 04/01/34	11		11,208
5.00%, 05/01/34	52		50,466
5.00%, 06/01/34	0	(a)	448
5.00%, 06/01/34	17		17,356
5.00%, 11/01/34	5		4,955
5.00%, 12/01/34	8		7,413
5.00%, 01/01/35	4		4,018
5.00%, 02/01/35	4		4,235
5.00%, 04/01/35	3		3,130
5.00%, 05/01/35	12		12,141
5.00%, 06/01/35	9		8,480
5.00%, 07/01/35	2,211		2,212,286
5.00%, 08/01/35	432		433,675
5.00%, 09/01/35	89		89,300
5.00%, 09/01/35	0	(a)	228
5.00%, 10/01/35	7		7,961
5.00%, 10/01/35	0	(a)	362
5.00%, 11/01/35	0	(a)	784
5.00%, 11/01/35	27		26,015
5.00%, 12/01/35	49		49,032
5.00%, 12/01/35	0	(a)	397
5.00%, 01/01/36	306		306,704
5.00%, 03/01/36	1		1,265
5.00%, 04/01/36	8		7,935
5.00%, 06/01/36	35		34,808
5.00%, 07/01/36	0	(a)	347
5.00%, 08/01/36	17		16,591
5.00%, 10/01/36	28		27,635
5.00%, 11/01/36	755		755,082
5.00%, 01/01/37	404		404,530

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/37	$361		$361,613
5.00%, 06/01/37	16		15,438
5.00%, 01/01/38	4		4,322
5.00%, 02/01/38	566		566,909
5.00%, 03/01/38	2,301		2,306,279
5.00%, 04/01/38	37		37,839
5.00%, 05/01/38	2		2,017
5.00%, 06/01/38	7		6,233
5.00%, 09/01/38	10		9,144
5.00%, 09/01/38	0	(a)	475
5.00%, 11/01/38	9		9,192
5.00%, 12/01/38	325		326,039
5.00%, 01/01/39	121		121,536
5.00%, 02/01/39	25		25,217
5.00%, 03/01/39	11		11,120
5.00%, 05/01/39	54		53,886
5.00%, 06/01/39	2		1,834
5.00%, 07/01/39	14		14,452
5.00%, 08/01/39	3,134		3,141,539
5.00%, 09/01/39	29		28,375
5.00%, 10/01/39	387		387,842
5.00%, 12/01/39	18		18,746
5.00%, 01/01/40	220		220,486
5.00%, 02/01/40	57		57,559
5.00%, 03/01/40	1,030		1,031,171
5.00%, 04/01/40	117		116,408
5.00%, 05/01/40	617		616,702
5.00%, 06/01/40	2		2,187
5.00%, 07/01/40	133		132,766
5.00%, 08/01/40	1,482		1,484,970
5.00%, 09/01/40	784		785,428
5.00%, 11/01/40	69		69,041
5.00%, 02/01/41	225		225,132
5.00%, 03/01/41	2		1,978
5.00%, 04/01/41	69		68,968
5.00%, 05/01/41	3		2,875
5.00%, 07/01/41	244		244,760
5.00%, 08/01/41	1,067		1,067,137
5.00%, 09/01/41	127		126,742
5.00%, 10/01/41	89		89,657
5.00%, 04/01/44	59		59,374
5.00%, 03/01/47	2,210		2,183,218
5.00%, 05/01/47	23		22,607
5.00%, 07/01/47	1,360		1,342,993
5.00%, 03/01/48	666		658,561
5.00%, 04/01/48	1,685		1,663,920
5.00%, 05/01/48	816		805,761
5.00%, 06/01/48	318		314,388
5.00%, 07/01/48	628		620,351
5.00%, 08/01/48	3,432		3,389,564
5.00%, 09/01/48	479		472,809
5.00%, 10/01/48	2,034		1,998,881
5.00%, 11/01/48	658		650,190
5.00%, 01/01/49	1,430		1,412,745
5.00%, 02/01/49	768		758,757
5.00%, 04/01/49	176		173,803
5.00%, 02/01/53	58,815		57,334,661
5.00%, 03/01/53	5,685		5,541,620
5.00%, 04/01/53	14,477		14,038,779
5.00%, 05/01/53	9,368		9,109,774

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/53	$12,651		$12,275,909
5.00%, 07/01/53	6,981		6,805,258
5.25%, 06/01/43, (12-mo. LIBOR US + 1.495%)(b)	12		11,761
5.50%, 07/01/24	0	(a)	5
5.50%, 02/01/29	0	(a)	273
5.50%, 04/01/29	2		2,153
5.50%, 07/01/31	0	(a)	131
5.50%, 11/01/31	0	(a)	108
5.50%, 12/01/31	1		935
5.50%, 01/01/32	0	(a)	92
5.50%, 02/01/32	1		627
5.50%, 04/01/32	9		8,670
5.50%, 09/01/32	21		20,340
5.50%, 09/01/32	0	(a)	157
5.50%, 10/01/32	11		10,826
5.50%, 11/01/32	1		575
5.50%, 12/01/32	33		32,920
5.50%, 01/01/33	5		5,247
5.50%, 01/01/33	0	(a)	125
5.50%, 03/01/33	3		2,908
5.50%, 04/01/33	0	(a)	170
5.50%, 04/01/33	11		10,826
5.50%, 05/01/33	5		5,555
5.50%, 06/01/33	16		16,007
5.50%, 07/01/33	16		15,932
5.50%, 08/01/33	1		1,305
5.50%, 10/01/33	121		122,788
5.50%, 10/01/33	0	(a)	192
5.50%, 11/01/33	6		5,795
5.50%, 12/01/33	1		512
5.50%, 01/01/34	0	(a)	433
5.50%, 01/01/34	50		50,203
5.50%, 02/01/34	572		580,244
5.50%, 03/01/34	157		159,626
5.50%, 07/01/34	7		7,502
5.50%, 08/01/34	7		7,464
5.50%, 09/01/34	1		1,276
5.50%, 10/01/34	96		96,361
5.50%, 10/01/34	0	(a)	483
5.50%, 11/01/34	0	(a)	335
5.50%, 11/01/34	1		1,061
5.50%, 12/01/34	180		181,838
5.50%, 12/01/34	0	(a)	435
5.50%, 01/01/35	1,224		1,243,069
5.50%, 01/01/35	0	(a)	462
5.50%, 02/01/35	341		346,405
5.50%, 02/01/35	0	(a)	425
5.50%, 03/01/35	9		9,168
5.50%, 04/01/35	188		191,682
5.50%, 04/01/35	0	(a)	449
5.50%, 05/01/35	569		579,535
5.50%, 05/01/35	0	(a)	157
5.50%, 06/01/35	1,507		1,533,312
5.50%, 07/01/35	10		9,825
5.50%, 08/01/35	86		87,411
5.50%, 09/01/35	5		5,396
5.50%, 10/01/35	89		90,463
5.50%, 11/01/35	0	(a)	406
5.50%, 11/01/35	15		14,722

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/35	$313		$318,774
5.50%, 01/01/36	17		16,636
5.50%, 02/01/36	0	(a)	365
5.50%, 02/01/36	8		7,977
5.50%, 03/01/36	30		29,870
5.50%, 04/01/36	4		3,613
5.50%, 05/01/36	441		450,628
5.50%, 06/01/36	14		14,111
5.50%, 07/01/36	658		672,221
5.50%, 08/01/36	82		83,190
5.50%, 08/01/36	0	(a)	395
5.50%, 09/01/36	0	(a)	159
5.50%, 11/01/36	10		10,988
5.50%, 12/01/36	0	(a)	162
5.50%, 12/01/36	6		6,061
5.50%, 01/01/37	71		71,691
5.50%, 02/01/37	12		13,012
5.50%, 02/01/37	0	(a)	246
5.50%, 03/01/37	4		3,711
5.50%, 04/01/37	13		13,217
5.50%, 05/01/37	41		42,002
5.50%, 05/01/37	0	(a)	119
5.50%, 07/01/37	7		7,184
5.50%, 09/01/37	7		7,353
5.50%, 11/01/37	15		14,968
5.50%, 12/01/37	7		7,941
5.50%, 01/01/38	26		26,418
5.50%, 02/01/38	6		5,256
5.50%, 04/01/38	693		711,058
5.50%, 04/01/38	0	(a)	291
5.50%, 05/01/38	274		280,451
5.50%, 05/01/38	0	(a)	121
5.50%, 06/01/38	34		33,972
5.50%, 06/01/38	0	(a)	360
5.50%, 07/01/38	105		106,703
5.50%, 07/01/38	0	(a)	304
5.50%, 08/01/38	28		28,248
5.50%, 09/01/38	87		88,481
5.50%, 10/01/38	28		29,009
5.50%, 11/01/38	14		14,865
5.50%, 11/01/38	0	(a)	125
5.50%, 12/01/38	98		101,377
5.50%, 12/01/38	0	(a)	408
5.50%, 01/01/39	1,348		1,369,504
5.50%, 02/01/39	58		59,853
5.50%, 03/01/39	1		992
5.50%, 04/01/39	17		17,566
5.50%, 05/01/39	14		14,828
5.50%, 06/01/39	23		23,667
5.50%, 09/01/39	414		424,461
5.50%, 10/01/39	5		4,630
5.50%, 11/01/39	1,072		1,096,596
5.50%, 12/01/39	61		60,595
5.50%, 01/01/40	80		81,702
5.50%, 02/01/40	25		25,642
5.50%, 03/01/40	6		6,058
5.50%, 05/01/40	9		9,601
5.50%, 06/01/40	26		26,890
5.50%, 03/01/41	9		9,617
5.50%, 06/01/41	3,373		3,436,342

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 03/01/53	$47,598		$47,041,714
5.50%, 04/01/53	69,030		68,473,889
5.50%, 05/01/53	85,310		84,312,762
5.50%, 06/01/53	97,081		96,299,226
5.50%, 08/01/53	7,863		7,775,533
5.94%, 07/01/41, (12-mo. LIBOR US + 1.890%)(b)	17		16,640
5.99%, 11/01/41, (12-mo. LIBOR US + 1.900%)(b)	199		199,119
6.00%, 10/01/25	0	(a)	16
6.00%, 11/01/25	0	(a)	30
6.00%, 02/01/26	0	(a)	388
6.00%, 08/01/26	1		574
6.00%, 02/01/28	0	(a)	41
6.00%, 04/01/28	2		1,032
6.00%, 06/01/28	0	(a)	297
6.00%, 06/01/28	1		931
6.00%, 07/01/28	2		2,455
6.00%, 11/01/28	0	(a)	476
6.00%, 12/01/28	0	(a)	244
6.00%, 01/01/29	5		4,386
6.00%, 01/01/29	0	(a)	371
6.00%, 02/01/29	0	(a)	60
6.00%, 03/01/29	3		2,983
6.00%, 03/01/29	0	(a)	130
6.00%, 05/01/29	4		3,743
6.00%, 06/01/29	0	(a)	265
6.00%, 07/01/29	1		650
6.00%, 07/01/29	0	(a)	270
6.00%, 09/01/29	0	(a)	353
6.00%, 12/01/30	4		3,940
6.00%, 03/01/31	1		685
6.00%, 04/01/31	0	(a)	225
6.00%, 06/01/31	1		555
6.00%, 06/01/31	0	(a)	187
6.00%, 10/01/31	0	(a)	269
6.00%, 12/01/31	1		766
6.00%, 01/01/32	18		18,206
6.00%, 02/01/32	3		2,664
6.00%, 02/01/32	0	(a)	444
6.00%, 03/01/32	13		13,082
6.00%, 03/01/32	0	(a)	193
6.00%, 04/01/32	0	(a)	393
6.00%, 09/01/32	1		1,234
6.00%, 10/01/32	4		3,603
6.00%, 11/01/32	3		3,540
6.00%, 11/01/32	0	(a)	199
6.00%, 12/01/32	54		55,776
6.00%, 12/01/32	0	(a)	155
6.00%, 01/01/33	2		2,394
6.00%, 01/01/33	0	(a)	244
6.00%, 02/01/33	5		4,943
6.00%, 03/01/33	4		4,002
6.00%, 03/01/33	0	(a)	352
6.00%, 04/01/33	3		2,390
6.00%, 05/01/33	0	(a)	137
6.00%, 09/01/33	3		3,553
6.00%, 10/01/33	11		11,486
6.00%, 10/01/33	0	(a)	449
6.00%, 11/01/33	13		12,750

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 05/01/34	$8		$8,078
6.00%, 06/01/34	12		11,663
6.00%, 07/01/34	10		10,608
6.00%, 08/01/34	0	(a)	533
6.00%, 08/01/34	3		2,137
6.00%, 10/01/34	7		7,168
6.00%, 12/01/34	2		2,086
6.00%, 05/01/35	9		9,405
6.00%, 05/01/35	0	(a)	435
6.00%, 06/01/35	2		3,038
6.00%, 07/01/35	0	(a)	617
6.00%, 07/01/35	1		1,520
6.00%, 08/01/35	18		18,341
6.00%, 09/01/35	2		1,993
6.00%, 12/01/35	6		5,966
6.00%, 01/01/36	4		3,552
6.00%, 02/01/36	6		5,975
6.00%, 03/01/36	1		1,498
6.00%, 05/01/36	9		9,384
6.00%, 06/01/36	15		15,460
6.00%, 07/01/36	9		9,255
6.00%, 08/01/36	3		2,841
6.00%, 09/01/36	250		263,044
6.00%, 10/01/36	343		353,313
6.00%, 11/01/36	20		20,705
6.00%, 12/01/36	57		58,996
6.00%, 12/01/36	0	(a)	330
6.00%, 01/01/37	0	(a)	444
6.00%, 01/01/37	1		1,385
6.00%, 02/01/37	238		250,013
6.00%, 03/01/37	5		4,371
6.00%, 05/01/37	5		5,709
6.00%, 05/01/37	0	(a)	449
6.00%, 07/01/37	4		5,031
6.00%, 08/01/37	6		6,385
6.00%, 08/01/37	0	(a)	226
6.00%, 09/01/37	6		5,877
6.00%, 10/01/37	17		17,265
6.00%, 10/01/37	0	(a)	507
6.00%, 11/01/37	0	(a)	478
6.00%, 11/01/37	10		9,780
6.00%, 12/01/37	41		43,444
6.00%, 01/01/38	52		54,619
6.00%, 02/01/38	1		1,376
6.00%, 04/01/38	23		24,393
6.00%, 05/01/38	31		32,345
6.00%, 06/01/38	13		14,082
6.00%, 07/01/38	15		15,596
6.00%, 08/01/38	12		13,274
6.00%, 09/01/38	1,161		1,219,400
6.00%, 10/01/38	1		676
6.00%, 11/01/38	5		5,396
6.00%, 12/01/38	2		1,715
6.00%, 01/01/39	6		6,448
6.00%, 02/01/39	2		1,970
6.00%, 11/01/39	3		3,454
6.00%, 12/01/39	1		812
6.00%, 04/01/40	6		6,500
6.00%, 07/01/40	3,297		3,462,227
6.00%, 05/01/53	4,199		4,255,080

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/01/53	$46,244		$46,839,183
6.00%, 08/01/53	53,500		54,223,126
6.50%, 03/01/24	0	(a)	15
6.50%, 04/01/24	0	(a)	22
6.50%, 06/01/24	0	(a)	23
6.50%, 09/01/24	0	(a)	477
6.50%, 01/01/26	0	(a)	19
6.50%, 02/01/26	0	(a)	64
6.50%, 03/01/26	0	(a)	141
6.50%, 04/01/26	1		585
6.50%, 03/01/27	0	(a)	238
6.50%, 04/01/28	0	(a)	138
6.50%, 05/01/28	0	(a)	402
6.50%, 06/01/28	0	(a)	303
6.50%, 07/01/28	1		591
6.50%, 09/01/28	0	(a)	371
6.50%, 10/01/28	0	(a)	488
6.50%, 12/01/28	1		1,306
6.50%, 12/01/28	0	(a)	233
6.50%, 01/01/29	3		2,851
6.50%, 02/01/29	0	(a)	390
6.50%, 02/01/29	2		1,889
6.50%, 03/01/29	1		1,255
6.50%, 04/01/29	0	(a)	839
6.50%, 04/01/29	2		1,861
6.50%, 05/01/29	0	(a)	910
6.50%, 06/01/29	0	(a)	516
6.50%, 07/01/29	0	(a)	427
6.50%, 08/01/29	3		2,852
6.50%, 09/01/29	4		4,112
6.50%, 08/01/30	1		687
6.50%, 01/01/31	0	(a)	117
6.50%, 05/01/31	1		651
6.50%, 05/01/31	0	(a)	53
6.50%, 06/01/31	0	(a)	151
6.50%, 06/01/31	3		3,191
6.50%, 07/01/31	1		1,436
6.50%, 07/01/31	0	(a)	84
6.50%, 08/01/31	0	(a)	312
6.50%, 08/01/31	2		1,986
6.50%, 09/01/31	1		575
6.50%, 09/01/31	0	(a)	504
6.50%, 10/01/31	0	(a)	275
6.50%, 11/01/31	0	(a)	404
6.50%, 12/01/31	6		5,901
6.50%, 01/01/32	0	(a)	42
6.50%, 02/01/32	2		2,438
6.50%, 02/01/32	0	(a)	420
6.50%, 03/01/32	0	(a)	366
6.50%, 03/01/32	2		2,740
6.50%, 04/01/32	2		2,108
6.50%, 04/01/32	0	(a)	77
6.50%, 05/01/32	0	(a)	146
6.50%, 07/01/32	1		615
6.50%, 08/01/32	6		5,960
6.50%, 08/01/32	0	(a)	1,399
6.50%, 09/01/32	1		1,166
6.50%, 10/01/32	2		1,703
6.50%, 11/01/32	1		690
6.50%, 12/01/32	3		2,845

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 12/01/33	$6		$5,868
6.50%, 04/01/34	19		19,463
6.50%, 07/01/34	2		1,914
6.50%, 09/01/34	3		3,467
6.50%, 01/01/35	2		2,373
6.50%, 04/01/35	1		560
6.50%, 08/01/35	5		5,660
6.50%, 02/01/36	0	(a)	464
6.50%, 06/01/36	1		1,267
6.50%, 08/01/36	1		1,195
6.50%, 09/01/36	31		32,416
6.50%, 10/01/36	11		11,029
6.50%, 11/01/36	1		761
6.50%, 08/01/37	3		3,026
6.50%, 10/01/37	9		8,755
6.50%, 11/01/37	3		3,267
6.50%, 12/01/37	0	(a)	179
6.50%, 12/01/37	15		15,426
6.50%, 01/01/38	1		870
6.50%, 02/01/38	13		13,472
6.50%, 02/01/38	0	(a)	219
6.50%, 07/01/38	1		1,260
6.50%, 08/01/38	1		1,082
6.50%, 10/01/38	1		523
6.50%, 12/01/38	2		2,429
6.50%, 01/01/39	10		10,581
6.50%, 09/01/39	16		16,743
6.58%, 05/01/43, (12-mo. LIBOR US + 1.650%)(b)	120		119,463
6.87%, 08/01/43, (12-mo. LIBOR US + 1.600%)(b)	18		18,037
7.00%, 09/01/23	0	(a)	2
7.00%, 02/01/24	0	(a)	1
7.00%, 05/01/24	0	(a)	32
7.00%, 07/01/24	0	(a)	14
7.00%, 12/01/25	0	(a)	3
7.00%, 03/01/26	0	(a)	125
7.00%, 03/01/26	1		575
7.00%, 06/01/26	0	(a)	94
7.00%, 12/01/26	0	(a)	86
7.00%, 01/01/27	0	(a)	77
7.00%, 02/01/27	0	(a)	274
7.00%, 03/01/27	0	(a)	95
7.00%, 04/01/27	0	(a)	24
7.00%, 05/01/27	0	(a)	41
7.00%, 09/01/27	0	(a)	476
7.00%, 10/01/27	0	(a)	206
7.00%, 11/01/27	0	(a)	219
7.00%, 12/01/27	0	(a)	549
7.00%, 05/01/28	0	(a)	404
7.00%, 07/01/28	0	(a)	17
7.00%, 10/01/28	0	(a)	229
7.00%, 11/01/28	0	(a)	432
7.00%, 03/01/29	0	(a)	168
7.00%, 06/01/29	1		1,151
7.00%, 06/01/29	0	(a)	51
7.00%, 07/01/29	0	(a)	154
7.00%, 07/01/29	2		2,266
7.00%, 09/01/29	0	(a)	163
7.00%, 10/01/29	1		946

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 01/01/30	$0	(a)	$14
7.00%, 02/01/30	0	(a)	86
7.00%, 05/01/30	0	(a)	83
7.00%, 12/01/30	0	(a)	438
7.00%, 01/01/31	0	(a)	410
7.00%, 02/01/31	1		555
7.00%, 05/01/31	0	(a)	436
7.00%, 07/01/31	1		1,114
7.00%, 08/01/31	1		1,112
7.00%, 09/01/31	2		1,633
7.00%, 12/01/31	1		877
7.00%, 12/01/31	0	(a)	457
7.00%, 03/01/32	2		2,579
7.00%, 05/01/32	1		982
7.00%, 05/01/32	0	(a)	365
7.00%, 06/01/32	1		1,002
7.00%, 06/01/32	0	(a)	391
7.00%, 07/01/32	3		2,843
7.00%, 08/01/32	2		2,260
7.00%, 09/01/32	0	(a)	511
7.00%, 11/01/32	1		800
7.00%, 10/01/33	8		8,951
7.00%, 11/01/36	2		1,381
7.00%, 12/01/36	5		5,613
7.00%, 09/01/38	2		1,666
7.50%, 01/01/24	0	(a)	2
7.50%, 06/01/24	0	(a)	3
7.50%, 11/01/25	0	(a)	111
7.50%, 01/01/26	0	(a)	272
7.50%, 03/01/26	0	(a)	102
7.50%, 04/01/26	0	(a)	56
7.50%, 05/01/26	0	(a)	74
7.50%, 10/01/26	0	(a)	101
7.50%, 12/01/26	0	(a)	12
7.50%, 04/01/27	0	(a)	69
7.50%, 06/01/27	0	(a)	47
7.50%, 08/01/27	0	(a)	123
7.50%, 09/01/27	0	(a)	34
7.50%, 12/01/27	0	(a)	282
7.50%, 03/01/28	1		565
7.50%, 07/01/28	0	(a)	108
7.50%, 11/01/28	0	(a)	107
7.50%, 07/01/29	5		5,379
7.50%, 12/01/29	0	(a)	54
7.50%, 01/01/30	0	(a)	119
7.50%, 03/01/30	0	(a)	65
7.50%, 05/01/30	0	(a)	74
7.50%, 06/01/30	0	(a)	28
7.50%, 07/01/30	0	(a)	9
7.50%, 08/01/30	0	(a)	547
7.50%, 09/01/30	1		1,135
7.50%, 10/01/30	0	(a)	65
7.50%, 11/01/30	1		874
7.50%, 12/01/30	1		609
7.50%, 01/01/31	0	(a)	27
7.50%, 02/01/31	0	(a)	57
7.50%, 09/01/31	1		1,062
7.50%, 01/01/32	1		1,307
8.00%, 05/01/24	0	(a)	4
8.00%, 05/01/25	0	(a)	27

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 10/01/25	$0	(a)	$8
8.00%, 11/01/25	0	(a)	219
8.00%, 09/01/26	0	(a)	325
8.00%, 10/01/26	0	(a)	72
8.00%, 11/01/26	0	(a)	174
8.00%, 03/01/27	0	(a)	185
8.00%, 05/01/27	0	(a)	159
8.00%, 06/01/27	0	(a)	87
8.00%, 09/01/27	0	(a)	107
8.00%, 11/01/27	0	(a)	43
8.00%, 10/01/29	0	(a)	51
8.00%, 11/01/29	0	(a)	331
8.00%, 12/01/29	0	(a)	123
8.00%, 01/01/30	0	(a)	50
8.00%, 03/01/30	1		601
8.00%, 07/01/30	0	(a)	40
8.00%, 06/01/31	1		1,096
8.50%, 06/01/24	0	(a)	3
8.50%, 11/01/24	0	(a)	10
8.50%, 01/01/25	0	(a)	22
8.50%, 03/01/25	0	(a)	57
8.50%, 06/01/25	0	(a)	17
8.50%, 09/01/25	0	(a)	72
8.50%, 07/01/30	0	(a)	151
9.00%, 04/01/25	0	(a)	24
9.00%, 10/01/25	0	(a)	31
9.50%, 06/01/25	0	(a)	14
10.00%, 04/01/25	0	(a)	14
Federal National Mortgage Association
1.50%, 09/01/52(c)	20,775		15,664,837
2.00%, 09/01/50	9,658		7,814,786
2.00%, 07/01/51	255,614		204,817,637
2.00%, 10/01/51	18,660		14,886,205
2.50%, 12/01/31	285		263,291
2.50%, 05/01/35	15,445		13,954,825
2.50%, 12/01/36	4,197		3,799,575
2.50%, 03/01/37	12,893		11,667,415
2.50%, 09/01/38(c)	8,491		7,635,598
2.50%, 08/01/50	44,569		37,545,714
2.50%, 09/01/50	4,261		3,555,545
2.50%, 07/01/51	20,893		17,457,335
2.50%, 01/01/52	14,290		11,882,177
2.50%, 02/01/52	72,433		60,259,003
2.50%, 07/01/52	34,147		28,360,740
3.00%, 07/01/30	1,139		1,079,827
3.00%, 08/01/31	31		29,137
3.00%, 04/01/37	12,231		11,299,632
3.00%, 09/01/38(c)	36,725		33,933,326
3.00%, 08/01/46	827		721,238
3.00%, 02/01/47	6,254		5,549,727
3.00%, 03/01/47	4,758		4,127,435
3.00%, 01/01/50	90,144		78,519,456
3.00%, 08/01/50	15,569		13,665,787
3.00%, 10/01/50	45,188		39,549,795
3.00%, 05/01/51	7,725		6,717,417
3.00%, 01/01/52	10,471		9,043,464
3.00%, 04/01/52	16,461		14,207,721
3.00%, 07/01/52	12,010		10,442,021
3.50%, 05/01/32	319		301,079
3.50%, 02/01/35	662		631,629

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/38	$24,948	$23,531,241
3.50%, 09/01/38(c)	33,375	31,468,397
3.50%, 08/01/45	4,470	4,078,841
3.50%, 09/01/46	100	92,551
3.50%, 01/01/47	507	467,010
3.50%, 04/01/48	1,921	1,753,197
3.50%, 03/01/51	5,309	4,789,206
3.50%, 11/01/51	5,595	5,040,562
3.50%, 04/01/52	61,597	55,703,266
3.50%, 05/01/52	10,159	9,125,125
4.00%, 08/01/37	1,557	1,500,938
4.00%, 09/01/38(c)	47,900	45,987,742
4.00%, 11/01/40	5,453	5,176,047
4.00%, 05/01/41	940	891,636
4.00%, 10/01/44	215	203,378
4.00%, 06/01/46	432	405,391
4.00%, 09/01/46	4,066	3,838,810
4.00%, 02/01/47	7,518	7,128,156
4.00%, 05/01/47	1,371	1,285,984
4.00%, 02/01/48	529	496,132
4.00%, 11/01/49	46,782	43,562,162
4.00%, 01/01/50	22,386	20,978,034
4.00%, 02/01/50	1,368	1,279,534
4.00%, 11/01/51	3,452	3,225,567
4.00%, 06/01/52	7,469	6,931,471
4.00%, 01/01/57	4,326	4,057,450
4.00%, 02/01/57	4,881	4,578,639
4.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(b)	494	501,935
4.24%, 02/01/42, (12-mo. LIBOR US + 1.805%)(b)	225	221,126
4.50%, 02/01/44	860	834,883
4.50%, 09/01/44	7,760	7,537,199
4.50%, 11/01/44	9,228	8,980,303
4.50%, 10/01/49	544	523,616
4.50%, 11/01/49	21,377	20,647,562
4.50%, 05/01/50	465	443,505
4.50%, 09/01/50	5,526	5,273,465
4.50%, 07/01/52	2,949	2,798,921
4.51%, 12/01/38, (12-mo. LIBOR US + 1.831%)(b)	183	181,883
5.00%, 12/01/52	12,790	12,446,677
5.00%, 05/01/53	98,345	95,360,494
5.00%, 07/01/53	16,645	16,208,361
5.41%, 06/01/43, (12-mo. LIBOR US + 1.535%)(b)	594	584,473
5.49%, 08/01/41, (12-mo. LIBOR US + 1.750%)(b)	59	59,572
5.50%, 08/01/52	2,741	2,713,726
5.50%, 12/01/52	4,240	4,197,246
5.50%, 01/01/53	19,031	18,842,278
5.50%, 05/01/53	43,084	42,610,178
5.50%, 06/01/53	24,073	23,860,489
5.50%, 07/01/53	34,503	34,284,302
5.95%, 08/01/42, (12-mo. LIBOR US + 1.695%)(b)	572	572,905
6.00%, 04/01/53	3,049	3,089,977
6.00%, 06/01/53	7,432	7,511,005
6.00%, 07/01/53	37,334	37,843,910

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 08/01/53	$13,481	$13,722,713
6.07%, 09/01/41, (12-mo. LIBOR US + 1.815%)(b)	29	29,978
Government National Mortgage Association
1.50%, 04/20/51	510	405,584
2.00%, 07/20/50	10,803	8,962,724
2.00%, 08/20/50	68,388	56,719,264
2.00%, 09/20/50	4,666	3,868,426
2.00%, 10/20/50	640	530,423
2.00%, 11/20/50	24,143	20,005,503
2.00%, 12/20/50	56,558	46,851,998
2.00%, 01/20/51	19,232	15,926,894
2.00%, 02/20/51	72,694	60,084,255
2.00%, 03/20/51	11,189	9,256,098
2.00%, 04/20/51	3,607	2,979,566
2.00%, 06/20/51	3,684	3,044,859
2.00%, 07/20/51	5,097	4,211,599
2.00%, 08/20/51	31,567	25,989,681
2.00%, 09/20/51	9,436	7,792,486
2.00%, 10/20/51	287,919	237,693,405
2.00%, 11/20/51	34,935	28,831,996
2.00%, 12/20/51	306,097	252,548,846
2.00%, 01/20/52	159,180	131,293,501
2.00%, 02/20/52	5,787	4,767,884
2.00%, 03/20/52	148,763	122,558,243
2.00%, 04/20/52	89,145	73,442,246
2.00%, 06/20/52	25,859	21,303,535
2.00%, 07/20/52	755	622,266
2.00%, 09/20/52	83	68,685
2.00%, 09/21/53(c)	43,340	35,745,342
2.50%, 03/20/27	22	20,573
2.50%, 08/20/27	33	31,184
2.50%, 09/20/27	44	41,357
2.50%, 01/20/28	149	140,507
2.50%, 04/20/28	84	78,687
2.50%, 11/20/30	77	71,265
2.50%, 04/20/32	246	227,925
2.50%, 12/20/42	420	365,043
2.50%, 03/20/43	156	135,260
2.50%, 01/20/45	29	24,771
2.50%, 10/20/45	9,846	8,554,795
2.50%, 11/20/46	201	173,360
2.50%, 12/20/46	11,340	9,797,165
2.50%, 01/20/47	4,218	3,643,813
2.50%, 11/20/47	98	84,562
2.50%, 10/20/49	2,016	1,734,423
2.50%, 01/20/50	71	61,393
2.50%, 04/20/50	14,008	12,029,804
2.50%, 06/20/50	15,929	13,670,515
2.50%, 08/20/50	14,914	12,682,475
2.50%, 09/20/50	28,426	24,072,721
2.50%, 01/20/51	74,558	63,841,834
2.50%, 02/20/51	75,807	64,843,274
2.50%, 03/20/51	271	231,949
2.50%, 04/20/51	2,446	2,091,555
2.50%, 05/20/51	199,333	170,413,187
2.50%, 06/20/51	4,317	3,683,266
2.50%, 07/20/51	247,442	211,206,629
2.50%, 08/20/51	131,765	112,349,706
2.50%, 09/20/51	51,623	43,972,685

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/20/51	$16,688	$14,222,419
2.50%, 11/20/51	36,242	30,875,087
2.50%, 12/20/51	136,127	115,937,769
2.50%, 01/20/52	29,293	24,942,973
2.50%, 02/20/52	9,457	8,052,472
2.50%, 03/20/52	148,075	126,031,598
2.50%, 04/20/52	152,054	129,405,585
2.50%, 05/20/52	41,257	35,148,003
2.50%, 06/20/52	4,131	3,519,107
2.50%, 07/20/52	9,187	7,826,794
2.50%, 08/20/52	25,060	21,349,376
2.50%, 09/20/52	6,442	5,487,921
2.50%, 10/20/52	10,290	8,763,054
2.50%, 12/20/52	19,964	17,011,543
2.50%, 01/20/53	1,903	1,621,803
2.50%, 02/20/53	7,420	6,339,030
2.50%, 03/20/53	4,834	4,131,702
3.00%, 01/20/27	81	78,044
3.00%, 04/15/27	38	36,266
3.00%, 04/20/27	49	46,278
3.00%, 05/20/27	1,955	1,859,545
3.00%, 07/15/27	941	889,567
3.00%, 09/15/27	16	14,909
3.00%, 09/20/27	80	76,141
3.00%, 10/15/27	260	245,790
3.00%, 11/20/27	13	12,173
3.00%, 01/20/28	12	11,241
3.00%, 09/20/28	39	37,022
3.00%, 10/20/28	50	47,331
3.00%, 11/20/28	122	114,958
3.00%, 01/20/29	39	36,737
3.00%, 05/20/29	106	99,809
3.00%, 10/20/30	13	12,070
3.00%, 12/20/31	160	149,924
3.00%, 01/20/42	14	12,345
3.00%, 04/15/42	244	218,142
3.00%, 06/20/42	111	100,242
3.00%, 07/20/42	155	139,532
3.00%, 08/15/42	328	289,672
3.00%, 08/20/42	153	137,353
3.00%, 09/15/42	5,252	4,705,840
3.00%, 09/20/42	510	458,857
3.00%, 10/15/42	762	680,477
3.00%, 10/20/42	5,229	4,704,894
3.00%, 11/15/42	4,281	3,826,588
3.00%, 11/20/42	335	301,310
3.00%, 12/15/42	302	268,621
3.00%, 12/20/42	5,594	5,033,079
3.00%, 01/20/43	10,535	9,478,337
3.00%, 02/15/43	502	449,559
3.00%, 02/20/43	351	315,990
3.00%, 03/15/43	235	209,005
3.00%, 03/20/43	1,433	1,287,727
3.00%, 04/15/43	319	285,161
3.00%, 04/20/43	4,070	3,656,955
3.00%, 05/15/43	143	126,876
3.00%, 05/20/43	4,878	4,382,127
3.00%, 06/15/43	60	54,406
3.00%, 06/20/43	929	834,970
3.00%, 07/15/43	77	69,012

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/20/43	$2,324	$2,088,106
3.00%, 08/15/43	642	575,568
3.00%, 08/20/43	688	618,228
3.00%, 09/15/43	736	650,720
3.00%, 09/20/43	920	826,314
3.00%, 10/20/43	221	198,745
3.00%, 11/20/43	56	49,962
3.00%, 12/20/43	429	385,707
3.00%, 01/15/44	323	289,505
3.00%, 01/20/44	4,419	3,970,025
3.00%, 02/20/44	903	810,922
3.00%, 03/20/44	984	884,261
3.00%, 04/20/44	74	66,128
3.00%, 06/20/44	175	156,808
3.00%, 07/20/44	645	578,862
3.00%, 08/20/44	31,264	28,087,665
3.00%, 09/20/44	622	557,695
3.00%, 10/15/44	21	18,404
3.00%, 10/20/44	3,262	2,930,397
3.00%, 11/20/44	7,558	6,780,362
3.00%, 12/20/44	17	14,829
3.00%, 01/20/45	3,968	3,559,275
3.00%, 03/20/45	47	41,721
3.00%, 04/20/45	3,958	3,547,451
3.00%, 05/20/45	8,121	7,278,938
3.00%, 06/20/45	1,068	957,228
3.00%, 07/15/45	3	2,628
3.00%, 07/20/45	13,610	12,198,540
3.00%, 08/15/45	1,761	1,563,184
3.00%, 08/20/45	29,277	26,235,556
3.00%, 09/20/45	351	314,526
3.00%, 10/20/45	9,199	8,190,282
3.00%, 11/20/45	4,202	3,726,966
3.00%, 12/20/45	10,753	9,593,657
3.00%, 01/20/46	5,054	4,530,626
3.00%, 02/20/46	10,390	9,312,499
3.00%, 03/20/46	4,510	4,031,607
3.00%, 04/20/46	4,711	4,211,529
3.00%, 05/20/46	16,224	14,534,737
3.00%, 06/20/46	9,993	8,933,150
3.00%, 07/15/46	449	393,657
3.00%, 07/20/46	15,590	13,950,464
3.00%, 08/20/46	31,232	27,918,401
3.00%, 09/20/46	22,813	20,392,633
3.00%, 10/20/46	7,918	7,078,100
3.00%, 11/15/46	134	117,156
3.00%, 11/20/46	15,196	13,577,037
3.00%, 12/15/46	4,967	4,410,349
3.00%, 12/20/46	28,291	25,289,363
3.00%, 01/20/47	20,314	18,159,225
3.00%, 02/15/47	11,359	10,055,795
3.00%, 02/20/47	47,153	42,151,055
3.00%, 03/20/47	16,291	14,562,380
3.00%, 04/20/47	10,485	9,351,423
3.00%, 05/20/47	65	57,537
3.00%, 06/15/47	171	151,471
3.00%, 06/20/47	6,402	5,709,499
3.00%, 07/20/47	2,752	2,454,065
3.00%, 08/20/47	1,125	1,003,276
3.00%, 09/15/47	109	96,129

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/47	$5,873	$5,246,403
3.00%, 11/20/47	12,434	11,089,240
3.00%, 12/15/47	21	18,773
3.00%, 12/20/47	870	775,890
3.00%, 01/20/48	39,672	35,381,517
3.00%, 02/20/48	5,296	4,712,999
3.00%, 03/20/48	2,880	2,568,831
3.00%, 04/20/48	6,430	5,734,622
3.00%, 05/20/48	2,690	2,398,945
3.00%, 07/20/48	94	83,602
3.00%, 08/20/48	2,509	2,238,062
3.00%, 09/20/48	1,457	1,299,118
3.00%, 10/20/48	929	828,390
3.00%, 11/20/48	2,161	1,927,310
3.00%, 12/20/48	1,352	1,205,867
3.00%, 01/20/49	503	448,764
3.00%, 02/20/49	527	470,238
3.00%, 04/20/49	2,218	1,978,478
3.00%, 06/20/49	3,208	2,861,110
3.00%, 07/20/49	9,383	8,347,344
3.00%, 09/20/49	21,081	18,751,483
3.00%, 10/20/49	28,267	25,106,367
3.00%, 11/15/49	393	347,353
3.00%, 11/20/49	4,446	3,946,241
3.00%, 12/20/49	33,733	29,942,772
3.00%, 01/20/50	23,346	20,715,974
3.00%, 02/15/50	2,835	2,507,609
3.00%, 02/20/50	38,366	34,026,340
3.00%, 03/20/50	7,252	6,432,208
3.00%, 04/20/50	1,028	910,299
3.00%, 06/20/50	1,247	1,095,436
3.00%, 07/20/50	17,499	15,509,500
3.00%, 08/20/50	10,391	9,207,795
3.00%, 10/20/50	2,785	2,468,122
3.00%, 01/20/51	4,423	3,916,962
3.00%, 04/20/51	113	99,850
3.00%, 05/20/51	1,748	1,547,043
3.00%, 06/20/51	12,313	10,891,272
3.00%, 07/20/51	1,889	1,670,175
3.00%, 08/20/51	9,626	8,498,492
3.00%, 09/20/51	18,662	16,491,731
3.00%, 10/20/51	1,982	1,748,371
3.00%, 11/20/51	26,950	23,770,381
3.00%, 12/20/51	24,657	21,769,653
3.00%, 01/20/52	214	188,605
3.00%, 02/20/52	4,530	3,996,764
3.00%, 03/20/52	18,894	16,489,000
3.00%, 04/20/52	539	474,096
3.00%, 05/20/52	13,052	11,473,737
3.00%, 06/20/52	2,327	2,045,731
3.00%, 07/20/52	39,536	34,765,988
3.00%, 08/20/52	27,733	24,438,997
3.00%, 09/20/52	54,272	47,840,975
3.00%, 11/20/52	57	50,528
3.00%, 12/20/52	2,058	1,816,300
3.00%, 01/20/53	18,923	16,665,680
3.00%, 02/20/53	7,214	6,388,228
3.00%, 04/20/53	278	246,360
3.00%, 06/20/53	3,056	2,707,841
3.00%, 09/21/53(c)	71,687	63,025,754

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/15/24	$49	$48,437
3.50%, 12/15/25	3	2,583
3.50%, 02/15/26	55	53,408
3.50%, 05/15/26	10	9,343
3.50%, 12/20/26	50	47,998
3.50%, 03/20/27	9	8,731
3.50%, 04/20/27	29	27,648
3.50%, 01/20/29	7	6,946
3.50%, 07/15/29	104	98,548
3.50%, 01/15/41	11	10,369
3.50%, 01/20/41	68	62,997
3.50%, 09/15/41	162	150,537
3.50%, 10/15/41	14	13,102
3.50%, 11/15/41	58	53,499
3.50%, 11/20/41	312	290,368
3.50%, 12/15/41	1,575	1,460,342
3.50%, 12/20/41	594	552,760
3.50%, 01/15/42	166	153,475
3.50%, 01/20/42	113	104,873
3.50%, 02/15/42	353	326,157
3.50%, 02/20/42	68	63,596
3.50%, 03/15/42	163	149,921
3.50%, 03/20/42	9,174	8,530,128
3.50%, 04/15/42	398	367,348
3.50%, 05/15/42	302	278,750
3.50%, 05/20/42	632	587,831
3.50%, 06/15/42	115	106,511
3.50%, 06/20/42	11,454	10,650,856
3.50%, 07/15/42	357	331,597
3.50%, 08/15/42	51	46,782
3.50%, 08/20/42	1,137	1,049,012
3.50%, 09/15/42	1,048	966,631
3.50%, 09/20/42	12,517	11,638,505
3.50%, 10/15/42	1,061	972,782
3.50%, 10/20/42	13,018	12,104,273
3.50%, 11/15/42	390	360,624
3.50%, 11/20/42	13,697	12,754,938
3.50%, 12/20/42	10,248	9,528,903
3.50%, 01/15/43	306	283,944
3.50%, 01/20/43	1,841	1,708,598
3.50%, 02/15/43	79	73,287
3.50%, 03/15/43	624	578,071
3.50%, 03/20/43	33	30,745
3.50%, 04/15/43	107	98,300
3.50%, 04/20/43	6,502	6,036,774
3.50%, 05/15/43	883	817,562
3.50%, 05/20/43	12,917	11,991,814
3.50%, 06/15/43	8,629	7,995,579
3.50%, 07/20/43	224	208,132
3.50%, 08/15/43	220	202,548
3.50%, 08/20/43	659	611,514
3.50%, 09/20/43	6,140	5,700,206
3.50%, 10/15/43	57	52,522
3.50%, 10/20/43	1,209	1,122,432
3.50%, 11/20/43	138	128,040
3.50%, 01/20/44	3	2,464
3.50%, 02/20/44	801	742,488
3.50%, 04/20/44	222	205,870
3.50%, 05/20/44	414	383,648
3.50%, 06/15/44	4	3,861

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/44	$2,883	$2,673,498
3.50%, 07/15/44	46	42,412
3.50%, 07/20/44	65	60,104
3.50%, 09/15/44	405	372,292
3.50%, 09/20/44	6,585	6,106,696
3.50%, 10/20/44	4,115	3,812,241
3.50%, 11/20/44	948	879,105
3.50%, 12/15/44	88	81,324
3.50%, 12/20/44	2,114	1,960,973
3.50%, 01/15/45	123	113,039
3.50%, 01/20/45	917	850,599
3.50%, 02/20/45	28	26,272
3.50%, 03/15/45	46	41,638
3.50%, 03/20/45	699	646,400
3.50%, 04/15/45	425	390,227
3.50%, 04/20/45	8,053	7,443,405
3.50%, 05/20/45	2,390	2,208,015
3.50%, 06/20/45	6,879	6,358,464
3.50%, 07/20/45	160	147,549
3.50%, 08/20/45	213	196,878
3.50%, 09/20/45	4,426	4,065,732
3.50%, 10/20/45	172	158,663
3.50%, 11/20/45	14,153	13,082,279
3.50%, 12/20/45	6,441	5,954,096
3.50%, 01/20/46	1,904	1,759,228
3.50%, 02/20/46	239	220,780
3.50%, 03/20/46	15,912	14,708,165
3.50%, 04/20/46	11,716	10,806,056
3.50%, 05/20/46	3,401	3,130,346
3.50%, 06/15/46	227	207,892
3.50%, 06/20/46	42,996	39,656,530
3.50%, 07/15/46	1,717	1,562,537
3.50%, 07/20/46	2,367	2,183,083
3.50%, 08/15/46	3,106	2,823,477
3.50%, 08/20/46	77	70,588
3.50%, 09/15/46	2,751	2,501,321
3.50%, 09/20/46	5,552	5,118,767
3.50%, 10/15/46	851	779,347
3.50%, 10/20/46	348	321,383
3.50%, 11/20/46	6,117	5,640,965
3.50%, 12/20/46	8,734	8,056,001
3.50%, 01/20/47	25,257	23,295,201
3.50%, 02/20/47	47,250	43,580,462
3.50%, 03/20/47	12,893	11,853,284
3.50%, 04/20/47	8,913	8,188,276
3.50%, 05/20/47	1,752	1,614,483
3.50%, 06/15/47	1,028	930,289
3.50%, 06/20/47	3,911	3,604,234
3.50%, 07/20/47	2,202	2,024,319
3.50%, 08/20/47	14,733	13,525,274
3.50%, 09/15/47	377	344,127
3.50%, 09/20/47	42,027	38,465,325
3.50%, 10/15/47	1,274	1,160,301
3.50%, 10/20/47	16,376	15,085,710
3.50%, 11/15/47	2,610	2,379,850
3.50%, 11/20/47	18,309	16,852,477
3.50%, 12/15/47	3,738	3,399,347
3.50%, 12/20/47	24,065	22,150,875
3.50%, 01/15/48	4,317	3,935,562
3.50%, 01/20/48	19,162	17,616,788

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/15/48	$163	$148,051
3.50%, 02/20/48	16,701	15,336,890
3.50%, 03/20/48	82	74,957
3.50%, 04/15/48	337	306,670
3.50%, 04/20/48	16,082	14,762,149
3.50%, 05/15/48	50	45,026
3.50%, 05/20/48	11,760	10,813,058
3.50%, 09/15/48	1,172	1,065,627
3.50%, 09/20/48	5,004	4,602,695
3.50%, 10/20/48	16,504	15,167,435
3.50%, 11/20/48	13,330	12,250,585
3.50%, 12/20/48	47	43,420
3.50%, 01/20/49	2,510	2,307,986
3.50%, 02/20/49	456	419,340
3.50%, 03/20/49	18,686	17,173,022
3.50%, 04/20/49	329	301,986
3.50%, 05/20/49	330	303,648
3.50%, 06/20/49	1,807	1,658,684
3.50%, 07/20/49	277	254,799
3.50%, 09/20/49	10,648	9,788,294
3.50%, 10/15/49	15	13,688
3.50%, 10/20/49	957	879,400
3.50%, 11/15/49	416	377,751
3.50%, 11/20/49	485	446,043
3.50%, 12/20/49	6,095	5,601,612
3.50%, 01/20/50	31,337	28,799,205
3.50%, 02/20/50	738	678,380
3.50%, 03/20/50	1,120	1,029,285
3.50%, 04/20/50	587	539,571
3.50%, 05/20/50	894	821,039
3.50%, 06/20/50	6,177	5,644,125
3.50%, 07/20/50	392	360,247
3.50%, 08/20/50	1,071	978,749
3.50%, 09/20/50	61	55,279
3.50%, 10/20/50	1,140	1,047,508
3.50%, 11/20/50	851	782,028
3.50%, 12/20/50	234	213,773
3.50%, 03/20/51	1,808	1,660,994
3.50%, 05/20/51	5,238	4,778,687
3.50%, 06/20/51	7,803	7,119,404
3.50%, 07/20/51	682	621,896
3.50%, 09/20/51	80	73,040
3.50%, 12/20/51	885	804,366
3.50%, 01/20/52	11,505	10,458,065
3.50%, 02/20/52	4,407	4,005,962
3.50%, 03/20/52	2,319	2,093,072
3.50%, 01/20/53	31,594	28,685,933
3.50%, 02/20/53	5,806	5,298,645
3.50%, 03/20/53	1,939	1,768,781
3.50%, 06/20/53	154	140,883
3.50%, 09/21/53(c)	108,952	98,929,267
4.00%, 07/15/24	2	2,138
4.00%, 08/15/24	4	3,570
4.00%, 12/15/24	5	4,869
4.00%, 11/15/25	11	11,047
4.00%, 05/15/26	10	9,549
4.00%, 07/20/26	6	6,087
4.00%, 06/15/39	56	53,687
4.00%, 07/20/40	34	32,695
4.00%, 08/15/40	34	32,427

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/40	$155		$148,614
4.00%, 09/20/40	36		34,726
4.00%, 10/15/40	111		105,442
4.00%, 10/20/40	438		418,552
4.00%, 11/15/40	80		76,627
4.00%, 11/20/40	909		869,143
4.00%, 12/15/40	51		48,807
4.00%, 12/20/40	6,651		6,362,112
4.00%, 01/15/41	169		161,372
4.00%, 01/20/41	970		927,521
4.00%, 02/15/41	1,925		1,837,030
4.00%, 02/20/41	107		102,046
4.00%, 03/15/41	265		253,033
4.00%, 04/15/41	1,309		1,247,947
4.00%, 04/20/41	87		82,790
4.00%, 05/15/41	337		321,855
4.00%, 05/20/41	535		511,558
4.00%, 06/15/41	0	(a)	197
4.00%, 07/15/41	614		586,598
4.00%, 07/20/41	237		226,838
4.00%, 08/15/41	41		39,165
4.00%, 08/20/41	1,517		1,451,489
4.00%, 09/15/41	199		189,353
4.00%, 09/20/41	88		84,492
4.00%, 10/15/41	28		27,345
4.00%, 10/20/41	68		64,613
4.00%, 11/15/41	13		12,850
4.00%, 11/20/41	2,748		2,629,748
4.00%, 12/15/41	482		460,147
4.00%, 12/20/41	627		600,397
4.00%, 01/15/42	294		280,733
4.00%, 01/20/42	960		918,991
4.00%, 02/15/42	1,311		1,249,876
4.00%, 02/20/42	1,924		1,841,336
4.00%, 03/15/42	2,406		2,292,318
4.00%, 03/20/42	205		196,088
4.00%, 04/15/42	1,269		1,210,124
4.00%, 04/20/42	735		702,940
4.00%, 05/15/42	481		458,141
4.00%, 05/20/42	1,260		1,204,804
4.00%, 06/20/42	170		163,177
4.00%, 07/20/42	416		397,858
4.00%, 08/15/42	458		436,718
4.00%, 08/20/42	1,822		1,742,151
4.00%, 09/20/42	34		32,074
4.00%, 10/15/42	227		216,597
4.00%, 10/20/42	34		32,733
4.00%, 11/20/42	490		467,699
4.00%, 12/20/42	3,480		3,327,362
4.00%, 01/20/43	343		327,434
4.00%, 03/20/43	210		201,219
4.00%, 04/20/43	186		178,104
4.00%, 05/15/43	6		5,928
4.00%, 05/20/43	1,095		1,043,543
4.00%, 06/20/43	26		24,771
4.00%, 07/20/43	74		70,913
4.00%, 09/15/43	111		105,120
4.00%, 09/20/43	22		20,894
4.00%, 10/20/43	452		431,328
4.00%, 11/20/43	31		29,454

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/20/44	$936	$892,504
4.00%, 02/20/44	288	274,351
4.00%, 03/15/44	90	84,763
4.00%, 03/20/44	215	205,091
4.00%, 04/15/44	15	14,437
4.00%, 04/20/44	1,029	979,608
4.00%, 05/15/44	71	66,359
4.00%, 06/20/44	411	391,546
4.00%, 07/15/44	31	29,269
4.00%, 07/20/44	1,860	1,770,802
4.00%, 08/15/44	14	12,840
4.00%, 08/20/44	2,893	2,754,563
4.00%, 09/15/44	213	200,577
4.00%, 09/20/44	289	275,319
4.00%, 10/20/44	3,990	3,799,225
4.00%, 01/15/45	14	12,842
4.00%, 01/20/45	4,278	4,073,413
4.00%, 02/15/45	2	1,874
4.00%, 02/20/45	75	71,271
4.00%, 03/15/45	25	23,336
4.00%, 03/20/45	940	895,321
4.00%, 04/15/45	35	33,131
4.00%, 04/20/45	558	531,254
4.00%, 05/15/45	34	31,538
4.00%, 05/20/45	12	11,418
4.00%, 06/15/45	159	149,643
4.00%, 06/20/45	1,839	1,747,831
4.00%, 07/15/45	45	42,264
4.00%, 07/20/45	960	911,922
4.00%, 08/15/45	29	27,022
4.00%, 08/20/45	707	672,399
4.00%, 09/15/45	235	220,268
4.00%, 09/20/45	6,296	5,983,693
4.00%, 10/20/45	598	567,872
4.00%, 11/15/45	33	31,081
4.00%, 11/20/45	4,245	4,034,135
4.00%, 12/20/45	241	229,394
4.00%, 01/20/46	1,092	1,038,131
4.00%, 03/20/46	8,371	7,955,179
4.00%, 04/15/46	404	379,785
4.00%, 04/20/46	4,113	3,909,169
4.00%, 05/15/46	5	4,459
4.00%, 05/20/46	2,724	2,589,298
4.00%, 06/20/46	381	360,447
4.00%, 07/20/46	975	923,359
4.00%, 08/15/46	54	50,985
4.00%, 08/20/46	89	84,600
4.00%, 09/20/46	4,075	3,859,550
4.00%, 10/15/46	97	91,330
4.00%, 11/15/46	146	137,469
4.00%, 11/20/46	3,510	3,324,974
4.00%, 12/15/46	1,236	1,167,118
4.00%, 12/20/46	1,807	1,711,930
4.00%, 01/20/47	5,740	5,436,693
4.00%, 02/20/47	138	130,461
4.00%, 03/20/47	538	509,344
4.00%, 04/20/47	11,746	11,108,857
4.00%, 05/20/47	279	264,231
4.00%, 06/20/47	22,299	21,090,037
4.00%, 07/20/47	31,384	29,682,202

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/47	$7,743		$7,323,750
4.00%, 09/20/47	988		934,626
4.00%, 10/15/47	23		21,858
4.00%, 10/20/47	1,002		947,346
4.00%, 11/20/47	29,266		27,679,499
4.00%, 12/20/47	7,770		7,344,979
4.00%, 01/15/48	1,422		1,338,114
4.00%, 01/20/48	6,523		6,169,279
4.00%, 02/20/48	12,481		11,803,952
4.00%, 03/20/48	19,356		18,299,432
4.00%, 04/20/48	12,636		11,927,401
4.00%, 05/15/48	106		99,738
4.00%, 05/20/48	2,011		1,895,525
4.00%, 06/20/48	10,035		9,472,885
4.00%, 07/20/48	4,739		4,473,642
4.00%, 08/20/48	13,430		12,678,335
4.00%, 09/20/48	8,914		8,415,049
4.00%, 10/20/48	4,160		3,927,084
4.00%, 11/20/48	14,686		13,861,431
4.00%, 12/20/48	3,794		3,581,627
4.00%, 02/20/49	1,393		1,314,720
4.00%, 03/20/49	5,057		4,774,397
4.00%, 05/20/49	1,983		1,869,894
4.00%, 06/20/49	1,539		1,446,546
4.00%, 07/20/49	4,498		4,224,794
4.00%, 09/15/49	77		72,899
4.00%, 09/20/49	238		224,724
4.00%, 10/20/49	445		419,712
4.00%, 11/20/49	33		30,907
4.00%, 01/20/50	24,128		22,754,090
4.00%, 02/20/50	11,979		11,296,619
4.00%, 03/20/50	355		334,959
4.00%, 04/20/50	9		8,235
4.00%, 05/20/50	2,048		1,930,988
4.00%, 06/20/50	2,113		1,992,850
4.00%, 07/20/50	4,652		4,391,400
4.00%, 08/20/50	2,779		2,620,296
4.00%, 10/20/50	2,610		2,461,312
4.00%, 11/20/50	504		475,270
4.00%, 01/20/51	56		52,670
4.00%, 04/20/52	438		408,241
4.00%, 06/20/52	2,825		2,631,752
4.00%, 07/20/52	12,004		11,183,074
4.00%, 08/20/52	10,124		9,431,007
4.00%, 09/20/52	47,425		44,180,183
4.00%, 10/20/52	36,234		33,754,985
4.00%, 12/20/52	14,373		13,389,681
4.00%, 02/20/53	495		460,952
4.00%, 09/21/53(c)	39,365		36,677,109
4.50%, 04/20/26	6		5,594
4.50%, 07/15/33	1		1,026
4.50%, 08/15/33	9		8,683
4.50%, 11/20/33	2		1,944
4.50%, 06/15/34	2		1,497
4.50%, 01/15/35	0	(a)	414
4.50%, 06/20/35	12		12,238
4.50%, 08/15/35	7		6,821
4.50%, 03/15/39	74		73,187
4.50%, 03/20/39	31		30,070
4.50%, 04/15/39	244		237,425

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/15/39	$78	$76,009
4.50%, 06/15/39	72	68,957
4.50%, 07/15/39	281	274,779
4.50%, 08/15/39	1,175	1,146,421
4.50%, 09/15/39	33	32,258
4.50%, 10/15/39	6	5,764
4.50%, 11/15/39	40	38,979
4.50%, 11/20/39	419	409,811
4.50%, 12/15/39	59	58,497
4.50%, 12/20/39	40	39,131
4.50%, 01/15/40	138	135,070
4.50%, 01/20/40	449	438,905
4.50%, 02/15/40	109	105,129
4.50%, 03/15/40	74	72,406
4.50%, 04/15/40	31	31,354
4.50%, 05/15/40	26	25,547
4.50%, 05/20/40	64	62,860
4.50%, 06/15/40	2,272	2,217,889
4.50%, 06/20/40	6,943	6,792,701
4.50%, 07/15/40	820	801,049
4.50%, 07/20/40	2,499	2,444,825
4.50%, 08/15/40	2,888	2,818,608
4.50%, 08/20/40	715	699,736
4.50%, 09/15/40	153	149,876
4.50%, 10/15/40	65	63,852
4.50%, 10/20/40	3,763	3,681,536
4.50%, 12/15/40	13	12,376
4.50%, 01/15/41	7	7,067
4.50%, 01/20/41	5,381	5,264,322
4.50%, 02/15/41	5	5,050
4.50%, 02/20/41	4,267	4,184,455
4.50%, 03/15/41	77	75,518
4.50%, 03/20/41	257	252,441
4.50%, 04/15/41	19	18,725
4.50%, 04/20/41	9,566	9,380,344
4.50%, 05/15/41	42	40,651
4.50%, 05/20/41	3,939	3,862,652
4.50%, 06/15/41	43	41,611
4.50%, 06/20/41	7,640	7,491,283
4.50%, 07/15/41	32	31,001
4.50%, 07/20/41	5,361	5,256,767
4.50%, 08/15/41	46	44,170
4.50%, 08/20/41	91	89,171
4.50%, 09/15/41	32	31,223
4.50%, 09/20/41	1,271	1,246,081
4.50%, 11/20/41	1,254	1,229,323
4.50%, 12/20/41	535	524,289
4.50%, 01/20/42	84	82,492
4.50%, 02/20/42	51	50,042
4.50%, 03/20/42	12	11,867
4.50%, 04/20/42	22	21,685
4.50%, 05/20/42	16	15,648
4.50%, 08/20/43	9	8,489
4.50%, 09/20/43	255	248,489
4.50%, 11/20/43	530	517,123
4.50%, 02/20/44	135	131,370
4.50%, 03/20/44	2,686	2,618,789
4.50%, 04/20/44	3	2,549
4.50%, 05/20/44	251	244,819
4.50%, 06/20/44	12	11,464

128	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/44	$18	$17,468
4.50%, 09/20/44	112	108,900
4.50%, 10/20/44	210	204,634
4.50%, 11/20/44	176	171,676
4.50%, 02/20/45	41	39,632
4.50%, 03/20/45	3	2,568
4.50%, 06/20/45	132	128,448
4.50%, 09/15/45	16	15,216
4.50%, 09/20/45	7	7,279
4.50%, 10/15/45	45	43,104
4.50%, 10/20/45	62	60,778
4.50%, 11/20/45	5,829	5,673,377
4.50%, 12/20/45	145	141,395
4.50%, 01/20/46	48	47,058
4.50%, 02/15/46	148	142,470
4.50%, 02/20/46	647	629,827
4.50%, 03/20/46	133	129,797
4.50%, 05/20/46	118	114,756
4.50%, 07/20/46	221	214,847
4.50%, 08/15/46	16	15,419
4.50%, 08/20/46	343	334,075
4.50%, 09/15/46	61	58,976
4.50%, 09/20/46	1,700	1,663,509
4.50%, 10/15/46	20	19,663
4.50%, 10/20/46	1,720	1,676,907
4.50%, 11/20/46	771	751,506
4.50%, 12/20/46	141	137,313
4.50%, 01/20/47	78	76,114
4.50%, 02/20/47	269	261,917
4.50%, 04/20/47	394	381,894
4.50%, 05/20/47	831	806,326
4.50%, 06/15/47	60	58,587
4.50%, 06/20/47	900	873,406
4.50%, 07/20/47	1,814	1,760,515
4.50%, 08/15/47	21	20,561
4.50%, 08/20/47	392	380,800
4.50%, 09/20/47	145	140,265
4.50%, 10/20/47	1,662	1,611,281
4.50%, 11/20/47	163	157,189
4.50%, 12/20/47	269	260,172
4.50%, 01/20/48	1,837	1,776,158
4.50%, 02/20/48	2,098	2,028,696
4.50%, 03/20/48	2,204	2,131,262
4.50%, 04/20/48	9,161	8,857,146
4.50%, 05/20/48	523	505,182
4.50%, 06/20/48	9,978	9,651,787
4.50%, 07/20/48	14,299	13,815,692
4.50%, 08/20/48	14,277	13,794,725
4.50%, 09/20/48	6,339	6,125,250
4.50%, 10/20/48	1,731	1,672,639
4.50%, 11/20/48	4,311	4,164,529
4.50%, 12/20/48	6,918	6,684,579
4.50%, 01/20/49	18,872	18,234,260
4.50%, 02/20/49	1,493	1,441,482
4.50%, 03/20/49	6,545	6,324,383
4.50%, 04/20/49	3,143	3,036,308
4.50%, 05/20/49	10,756	10,392,961
4.50%, 08/20/49	3,833	3,703,518
4.50%, 09/20/49	281	271,229
4.50%, 10/20/49	552	532,926

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 11/20/49	$896		$866,017
4.50%, 12/20/49	174		167,741
4.50%, 02/20/50	8,904		8,603,623
4.50%, 03/20/50	3,674		3,550,249
4.50%, 04/20/50	3,148		3,040,662
4.50%, 05/20/50	2,575		2,488,369
4.50%, 07/20/50	389		376,155
4.50%, 12/20/50	164		158,197
4.50%, 03/20/51	2,030		1,961,647
4.50%, 05/20/51	54		52,035
4.50%, 06/20/51	2,755		2,663,815
4.50%, 12/20/51	3,832		3,702,709
4.50%, 02/20/52	21		19,754
4.50%, 05/20/52	2,794		2,663,141
4.50%, 07/20/52	19,607		18,686,334
4.50%, 08/20/52	45,002		42,889,208
4.50%, 09/20/52	2,589		2,470,021
4.50%, 10/20/52	4,835		4,607,770
4.50%, 11/20/52	4,957		4,724,552
4.50%, 05/20/53	25,177		23,985,524
4.50%, 09/20/53(c)	84,857		80,866,069
5.00%, 11/15/24	70		69,075
5.00%, 03/15/33	3		2,936
5.00%, 05/20/33	140		140,217
5.00%, 06/15/33	4		4,332
5.00%, 07/15/33	14		13,116
5.00%, 07/20/33	1		963
5.00%, 08/15/33	58		58,180
5.00%, 09/15/33	33		33,612
5.00%, 10/15/33	23		22,247
5.00%, 01/15/34	1		708
5.00%, 01/20/34	1		1,232
5.00%, 02/15/34	24		23,723
5.00%, 04/15/34	2		2,080
5.00%, 05/15/34	2		2,161
5.00%, 05/20/34	1		674
5.00%, 06/15/34	20		20,284
5.00%, 07/15/34	14		13,784
5.00%, 12/15/34	2		2,100
5.00%, 01/15/35	5		5,607
5.00%, 03/15/35	1		514
5.00%, 05/15/35	1		1,276
5.00%, 07/20/35	603		605,413
5.00%, 08/15/35	18		18,106
5.00%, 09/15/35	6		6,541
5.00%, 10/15/35	47		47,333
5.00%, 11/15/35	9		9,009
5.00%, 12/15/35	9		8,780
5.00%, 04/20/36	20		19,885
5.00%, 09/15/36	15		15,450
5.00%, 12/15/36	2,331		2,345,390
5.00%, 04/20/37	1		832
5.00%, 12/15/37	2		2,055
5.00%, 01/15/38	0	(a)	140
5.00%, 02/15/38	0	(a)	252
5.00%, 03/15/38	1		524
5.00%, 03/20/38	4		4,263
5.00%, 04/15/38	14		12,206
5.00%, 04/20/38	111		111,607
5.00%, 05/15/38	62		61,855

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 05/20/38	$1		$1,320
5.00%, 06/15/38	28		28,298
5.00%, 06/20/38	11		11,068
5.00%, 07/15/38	2		1,847
5.00%, 07/15/38	0	(a)	283
5.00%, 08/15/38	27		26,845
5.00%, 08/20/38	9		8,735
5.00%, 10/15/38	12		12,411
5.00%, 10/20/38	12		11,952
5.00%, 12/15/38	6		5,895
5.00%, 01/15/39	951		947,754
5.00%, 02/15/39	262		261,561
5.00%, 03/15/39	60		59,326
5.00%, 03/15/39	0	(a)	425
5.00%, 04/15/39	38		38,290
5.00%, 05/15/39	11		12,073
5.00%, 05/20/39	5		5,108
5.00%, 06/15/39	73		72,608
5.00%, 06/20/39	23		22,579
5.00%, 07/15/39	2,280		2,274,054
5.00%, 08/15/39	86		84,852
5.00%, 09/15/39	253		252,845
5.00%, 10/15/39	31		31,100
5.00%, 10/20/39	791		793,338
5.00%, 11/15/39	41		40,599
5.00%, 11/20/39	123		123,625
5.00%, 12/15/39	13		13,019
5.00%, 02/15/40	262		262,117
5.00%, 03/15/40	26		25,939
5.00%, 03/20/40	3		2,959
5.00%, 04/15/40	10		10,118
5.00%, 05/15/40	504		503,541
5.00%, 05/20/40	9		9,249
5.00%, 06/15/40	94		93,301
5.00%, 06/20/40	25		25,218
5.00%, 07/15/40	30		29,913
5.00%, 07/20/40	2,481		2,486,454
5.00%, 08/15/40	10		10,077
5.00%, 08/20/40	769		770,699
5.00%, 12/15/40	61		61,527
5.00%, 01/20/41	51		50,759
5.00%, 02/20/41	21		21,507
5.00%, 04/15/41	10		9,644
5.00%, 04/20/41	1		1,033
5.00%, 05/20/41	32		31,652
5.00%, 06/20/41	6		6,292
5.00%, 07/20/41	8		7,775
5.00%, 09/20/41	11		10,935
5.00%, 10/20/41	6		6,449
5.00%, 11/20/41	2,302		2,306,921
5.00%, 12/20/41	15		15,234
5.00%, 02/20/42	73		72,902
5.00%, 03/20/42	12		12,480
5.00%, 07/20/42	425		426,025
5.00%, 08/20/42	20		20,561
5.00%, 10/20/42	1		1,341
5.00%, 01/20/43	112		112,343
5.00%, 04/20/43	29		28,875
5.00%, 05/20/43	19		18,964
5.00%, 11/20/43	67		66,831

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 01/20/44	$87	$87,325
5.00%, 03/15/44	1,742	1,739,271
5.00%, 05/20/44	201	201,137
5.00%, 06/20/44	28	28,068
5.00%, 07/20/44	155	155,479
5.00%, 08/20/44	73	72,860
5.00%, 12/20/44	447	447,806
5.00%, 04/20/45	105	105,404
5.00%, 06/20/45	498	499,557
5.00%, 07/20/45	3	2,525
5.00%, 08/20/45	13	12,544
5.00%, 09/20/45	10	9,618
5.00%, 10/20/45	210	210,389
5.00%, 11/20/45	5	4,799
5.00%, 02/20/46	532	533,024
5.00%, 03/20/46	7	7,477
5.00%, 04/20/46	90	90,228
5.00%, 05/20/46	64	64,156
5.00%, 07/20/46	173	173,824
5.00%, 08/20/46	1,187	1,189,419
5.00%, 11/20/46	964	965,905
5.00%, 01/20/47	374	374,546
5.00%, 03/20/47	65	64,853
5.00%, 04/20/47	94	94,444
5.00%, 05/20/47	439	435,153
5.00%, 06/20/47	153	153,037
5.00%, 07/15/47	292	294,956
5.00%, 07/20/47	33	32,640
5.00%, 08/15/47	146	147,281
5.00%, 08/20/47	80	79,492
5.00%, 09/20/47	307	303,873
5.00%, 10/20/47	402	398,435
5.00%, 11/20/47	385	381,570
5.00%, 12/20/47	447	442,954
5.00%, 01/20/48	53	52,256
5.00%, 02/20/48	2,624	2,598,366
5.00%, 03/20/48	5,305	5,253,797
5.00%, 04/20/48	2,591	2,565,747
5.00%, 05/20/48	1,820	1,798,981
5.00%, 06/20/48	390	385,767
5.00%, 08/20/48	3,770	3,720,927
5.00%, 09/20/48	1,215	1,198,674
5.00%, 10/20/48	6	5,644
5.00%, 11/20/48	5,791	5,711,296
5.00%, 12/20/48	1,834	1,800,192
5.00%, 01/20/49	12,735	12,569,400
5.00%, 02/20/49	829	818,085
5.00%, 03/20/49	9,144	9,025,559
5.00%, 04/20/49	891	879,306
5.00%, 05/20/49	4	4,389
5.00%, 06/20/49	1,587	1,566,231
5.00%, 07/20/49	1,162	1,147,980
5.00%, 08/20/49	659	650,299
5.00%, 09/20/49	4,625	4,570,533
5.00%, 10/20/49	2,393	2,370,407
5.00%, 11/20/49	5,284	5,218,739
5.00%, 12/20/49	673	665,436
5.00%, 02/20/50	574	568,174
5.00%, 04/20/50	1,022	1,012,464
5.00%, 05/20/50	1,891	1,872,576

130	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 06/20/50	$234		$231,319
5.00%, 07/20/51	56		55,229
5.00%, 08/20/51	1,113		1,098,243
5.00%, 09/20/51	44		43,186
5.00%, 10/20/51	8,832		8,666,854
5.00%, 11/20/51	5,300		5,201,328
5.00%, 01/20/52	197		193,450
5.00%, 07/20/52	4,100		3,988,098
5.00%, 09/20/52	23,187		22,555,021
5.00%, 12/20/52	16,550		16,099,005
5.00%, 01/20/53	3,523		3,426,582
5.00%, 05/20/53	33,705		32,782,452
5.00%, 09/21/53(c)	139,637		135,876,074
5.50%, 01/15/24	0	(a)	251
5.50%, 12/15/31	13		12,624
5.50%, 05/20/32	0	(a)	236
5.50%, 10/15/32	1		1,320
5.50%, 11/15/32	2		1,795
5.50%, 01/15/33	6		5,729
5.50%, 02/15/33	8		7,391
5.50%, 03/15/33	10		10,403
5.50%, 03/15/33	0	(a)	341
5.50%, 04/15/33	24		23,878
5.50%, 05/15/33	17		17,349
5.50%, 06/15/33	0	(a)	68
5.50%, 06/15/33	2		1,507
5.50%, 07/15/33	5		5,768
5.50%, 08/15/33	24		25,093
5.50%, 09/15/33	8		8,493
5.50%, 10/15/33	5		4,853
5.50%, 11/15/33	36		37,233
5.50%, 12/15/33	7		6,543
5.50%, 12/15/33	0	(a)	62
5.50%, 01/15/34	25		24,350
5.50%, 02/15/34	0	(a)	264
5.50%, 03/15/34	12		12,872
5.50%, 04/15/34	14		14,256
5.50%, 05/15/34	31		31,003
5.50%, 05/15/34	0	(a)	479
5.50%, 06/15/34	17		16,643
5.50%, 07/15/34	7		7,643
5.50%, 10/15/34	4		3,895
5.50%, 11/15/34	8		8,629
5.50%, 11/20/34	735		749,416
5.50%, 12/15/34	4		4,368
5.50%, 02/15/35	15		15,365
5.50%, 03/15/35	12		12,169
5.50%, 04/15/35	11		11,523
5.50%, 05/15/35	8		7,639
5.50%, 06/15/35	18		18,129
5.50%, 07/15/35	14		14,138
5.50%, 08/15/35	4		4,197
5.50%, 09/15/35	15		14,547
5.50%, 10/15/35	8		7,964
5.50%, 11/15/35	3		2,956
5.50%, 12/15/35	11		11,628
5.50%, 01/15/36	4		3,951
5.50%, 02/15/36	2		1,632
5.50%, 03/15/36	576		588,798
5.50%, 03/20/36	155		158,262

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 04/15/36	$3		$2,877
5.50%, 07/15/36	1		1,113
5.50%, 07/20/36	212		216,495
5.50%, 11/20/36	0	(a)	417
5.50%, 12/15/36	5		4,790
5.50%, 01/15/37	0	(a)	208
5.50%, 03/15/37	36		36,155
5.50%, 04/15/37	13		13,251
5.50%, 05/15/37	1		1,365
5.50%, 07/15/37	2		2,005
5.50%, 01/15/38	1		962
5.50%, 01/20/38	1		712
5.50%, 02/15/38	10		9,566
5.50%, 03/15/38	2		2,538
5.50%, 05/15/38	9		9,837
5.50%, 05/15/38	0	(a)	645
5.50%, 06/15/38	65		67,792
5.50%, 06/15/38	0	(a)	293
5.50%, 06/20/38	803		822,705
5.50%, 07/15/38	21		21,545
5.50%, 07/15/38	0	(a)	497
5.50%, 07/20/38	9		9,423
5.50%, 08/15/38	37		37,107
5.50%, 09/15/38	10		10,276
5.50%, 09/20/38	6		6,282
5.50%, 10/15/38	526		538,862
5.50%, 10/20/38	26		26,670
5.50%, 11/15/38	16		15,506
5.50%, 11/20/38	1		521
5.50%, 12/15/38	9		9,371
5.50%, 12/20/38	22		22,278
5.50%, 01/15/39	24		25,373
5.50%, 01/15/39	0	(a)	347
5.50%, 01/20/39	10		10,036
5.50%, 02/15/39	4		3,613
5.50%, 02/20/39	39		40,013
5.50%, 03/20/39	621		637,381
5.50%, 04/15/39	7		7,248
5.50%, 05/15/39	1		1,443
5.50%, 11/15/39	3		3,349
5.50%, 12/15/39	143		146,776
5.50%, 01/15/40	1,313		1,352,220
5.50%, 03/15/40	18		18,027
5.50%, 04/15/40	31		31,476
5.50%, 07/20/40	1,315		1,347,973
5.50%, 11/15/40	13		13,278
5.50%, 12/20/40	6		6,574
5.50%, 04/20/41	23		23,287
5.50%, 10/20/41	18		18,346
5.50%, 11/20/41	17		17,268
5.50%, 01/20/42	5		4,806
5.50%, 07/20/42	5		5,037
5.50%, 11/20/42	37		37,608
5.50%, 06/20/43	85		87,140
5.50%, 07/20/43	18		18,117
5.50%, 04/20/44	30		30,776
5.50%, 08/20/44	32		32,525
5.50%, 01/20/47	19		18,925
5.50%, 02/20/47	23		23,575
5.50%, 03/20/48	141		142,452

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 04/20/48	$67		$67,667
5.50%, 05/20/48	251		253,033
5.50%, 06/20/48	193		194,707
5.50%, 11/20/48	601		605,000
5.50%, 12/20/48	94		94,746
5.50%, 01/20/49	2,400		2,415,993
5.50%, 02/20/49	103		103,490
5.50%, 03/20/49	28		28,072
5.50%, 12/20/52	56,539		55,961,913
5.50%, 01/20/53	36,055		35,725,150
5.50%, 07/20/53	22,262		22,142,723
5.50%, 09/21/53(c)	157,458		155,858,817
6.00%, 01/15/24	0	(a)	44
6.00%, 04/15/26	0	(a)	106
6.00%, 04/15/26	1		777
6.00%, 05/15/26	1		1,162
6.00%, 04/15/28	0	(a)	242
6.00%, 05/15/28	1		743
6.00%, 07/20/28	0	(a)	116
6.00%, 09/15/28	0	(a)	146
6.00%, 09/20/28	0	(a)	189
6.00%, 10/15/28	0	(a)	126
6.00%, 12/15/28	0	(a)	236
6.00%, 01/15/29	6		6,370
6.00%, 01/15/29	0	(a)	134
6.00%, 02/15/29	0	(a)	189
6.00%, 02/15/29	21		21,665
6.00%, 03/15/29	0	(a)	470
6.00%, 04/15/29	1		1,366
6.00%, 04/15/29	0	(a)	231
6.00%, 05/15/29	2		2,215
6.00%, 05/20/29	0	(a)	488
6.00%, 06/15/29	1		1,229
6.00%, 07/15/29	0	(a)	118
6.00%, 08/20/29	0	(a)	126
6.00%, 06/15/31	0	(a)	260
6.00%, 10/15/31	2		2,035
6.00%, 11/15/31	0	(a)	418
6.00%, 12/15/31	3		3,069
6.00%, 01/15/32	0	(a)	300
6.00%, 02/15/32	0	(a)	198
6.00%, 02/15/32	3		2,890
6.00%, 03/15/32	1		1,388
6.00%, 03/15/32	0	(a)	336
6.00%, 04/15/32	4		3,749
6.00%, 05/15/32	0	(a)	859
6.00%, 05/15/32	1		637
6.00%, 06/15/32	1		1,085
6.00%, 07/15/32	1		1,305
6.00%, 08/15/32	3		2,692
6.00%, 08/15/32	0	(a)	307
6.00%, 09/15/32	3		2,723
6.00%, 10/15/32	0	(a)	83
6.00%, 10/15/32	9		9,778
6.00%, 12/15/32	0	(a)	336
6.00%, 12/15/32	24		24,813
6.00%, 01/15/33	0	(a)	842
6.00%, 02/15/33	9		9,053
6.00%, 06/15/33	14		14,093
6.00%, 08/15/33	1		1,460

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 09/15/33	$32		$32,855
6.00%, 11/15/33	4		4,015
6.00%, 12/15/33	42		43,792
6.00%, 07/15/34	6		6,084
6.00%, 08/15/34	3		2,988
6.00%, 09/15/34	2		2,240
6.00%, 10/15/34	9		9,481
6.00%, 11/15/34	1		531
6.00%, 09/15/35	3		3,125
6.00%, 11/15/35	1		1,454
6.00%, 12/15/35	10		9,883
6.00%, 01/15/36	1		673
6.00%, 01/20/36	2		2,571
6.00%, 04/15/36	4		3,888
6.00%, 06/15/36	8		7,865
6.00%, 07/15/36	3		3,007
6.00%, 08/15/36	12		12,298
6.00%, 10/15/36	2		2,227
6.00%, 11/15/36	13		13,106
6.00%, 01/15/37	16		16,417
6.00%, 01/20/37	1		1,099
6.00%, 02/15/37	1		1,493
6.00%, 03/15/37	1,193		1,242,529
6.00%, 04/15/37	24		25,290
6.00%, 05/15/37	0	(a)	331
6.00%, 05/15/37	17		17,878
6.00%, 06/15/37	3		2,665
6.00%, 08/15/37	1		1,231
6.00%, 10/20/37	19		19,759
6.00%, 11/15/37	0	(a)	219
6.00%, 11/20/37	18		18,301
6.00%, 12/15/37	4		5,193
6.00%, 01/15/38	14		15,431
6.00%, 02/15/38	0	(a)	482
6.00%, 02/15/38	9		9,364
6.00%, 03/15/38	1		1,067
6.00%, 05/15/38	18		17,699
6.00%, 06/15/38	2		2,303
6.00%, 06/20/38	12		12,486
6.00%, 08/15/38	7		6,875
6.00%, 08/15/38	0	(a)	443
6.00%, 09/20/38	1,246		1,299,899
6.00%, 10/15/38	0	(a)	414
6.00%, 10/15/38	1		765
6.00%, 11/15/38	4		3,745
6.00%, 11/15/38	0	(a)	104
6.00%, 12/15/38	429		450,380
6.00%, 01/15/39	61		64,020
6.00%, 06/15/39	4		4,274
6.00%, 09/15/39	23		23,723
6.00%, 09/20/39	89		92,976
6.00%, 11/15/39	210		220,269
6.00%, 12/15/39	3		3,541
6.00%, 04/20/40	162		168,567
6.00%, 12/15/40	6		6,392
6.00%, 12/20/40	4		3,852
6.00%, 11/20/41	2		1,781
6.00%, 01/20/42	13		13,686
6.00%, 04/20/42	3		3,107
6.00%, 07/20/45	121		125,699

132	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 01/20/46	$327		$340,244
6.00%, 09/15/53(c)	7,000		7,031,445
6.50%, 11/15/23	0	(a)	3
6.50%, 04/15/24	0	(a)	43
6.50%, 05/15/24	0	(a)	28
6.50%, 07/15/24	0	(a)	31
6.50%, 10/15/24	0	(a)	9
6.50%, 03/15/26	0	(a)	302
6.50%, 04/15/26	0	(a)	38
6.50%, 03/15/28	1		564
6.50%, 03/15/28	0	(a)	68
6.50%, 04/15/28	0	(a)	101
6.50%, 06/15/28	0	(a)	99
6.50%, 08/15/28	0	(a)	29
6.50%, 09/15/28	0	(a)	689
6.50%, 09/15/28	1		517
6.50%, 10/15/28	5		4,607
6.50%, 10/15/28	0	(a)	768
6.50%, 10/20/28	0	(a)	299
6.50%, 11/15/28	1		565
6.50%, 12/15/28	0	(a)	497
6.50%, 12/15/28	3		2,828
6.50%, 01/15/29	4		3,852
6.50%, 01/15/29	0	(a)	120
6.50%, 02/15/29	0	(a)	111
6.50%, 03/15/29	2		1,524
6.50%, 03/15/29	0	(a)	134
6.50%, 04/15/29	0	(a)	75
6.50%, 04/15/29	1		518
6.50%, 05/15/29	0	(a)	64
6.50%, 05/20/29	0	(a)	234
6.50%, 06/15/29	0	(a)	162
6.50%, 07/15/29	8		9,161
6.50%, 07/15/29	0	(a)	671
6.50%, 08/15/29	6		5,840
6.50%, 08/15/29	0	(a)	71
6.50%, 09/15/29	1		560
6.50%, 12/15/29	0	(a)	75
6.50%, 05/15/31	2		1,704
6.50%, 06/15/31	0	(a)	263
6.50%, 07/15/31	0	(a)	153
6.50%, 09/15/31	0	(a)	745
6.50%, 09/15/31	4		4,051
6.50%, 11/15/31	0	(a)	17
6.50%, 11/15/31	11		12,016
6.50%, 12/15/31	5		4,906
6.50%, 01/15/32	0	(a)	309
6.50%, 01/15/32	2		1,407
6.50%, 02/20/32	0	(a)	148
6.50%, 03/15/32	5		4,739
6.50%, 04/15/32	5		4,724
6.50%, 05/20/32	7		6,784
6.50%, 06/15/32	0	(a)	206
6.50%, 06/15/32	1		1,065
6.50%, 07/15/32	2		2,120
6.50%, 08/15/32	4		4,302
6.50%, 10/15/32	0	(a)	349
6.50%, 10/15/32	1		1,331
6.50%, 12/15/32	1		893
6.50%, 01/15/33	4		3,990

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 03/15/33	$2		$2,430
6.50%, 04/15/33	1		1,160
6.50%, 05/15/33	3		2,573
6.50%, 07/15/34	1		717
6.50%, 08/15/34	1		1,257
6.50%, 08/20/34	1		674
6.50%, 11/15/34	2		1,877
6.50%, 12/15/35	2		2,150
6.50%, 04/15/36	13		13,920
6.50%, 10/15/36	16		16,416
6.50%, 05/15/37	7		7,327
6.50%, 07/15/37	2		1,797
6.50%, 08/15/37	0	(a)	292
6.50%, 11/15/37	4		4,199
6.50%, 12/15/37	1		1,338
6.50%, 01/15/38	1		1,373
6.50%, 08/20/38	7		6,863
6.50%, 09/15/38	3		3,350
6.50%, 10/20/38	572		605,135
6.50%, 11/15/38	7		7,642
6.50%, 12/15/38	8		7,455
6.50%, 01/15/39	0	(a)	152
7.00%, 11/15/23	0	(a)	34
7.00%, 12/15/23	0	(a)	9
7.00%, 01/15/24	0	(a)	15
7.00%, 04/15/24	0	(a)	33
7.00%, 05/15/24	0	(a)	32
7.00%, 06/15/24	0	(a)	25
7.00%, 09/15/24	0	(a)	66
7.00%, 10/15/24	0	(a)	94
7.00%, 11/15/24	0	(a)	28
7.00%, 01/15/25	0	(a)	11
7.00%, 07/15/25	0	(a)	13
7.00%, 10/15/25	0	(a)	62
7.00%, 12/15/25	0	(a)	333
7.00%, 01/15/26	0	(a)	68
7.00%, 02/15/26	0	(a)	61
7.00%, 04/15/26	0	(a)	299
7.00%, 06/15/26	1		618
7.00%, 11/15/26	0	(a)	164
7.00%, 05/15/27	0	(a)	180
7.00%, 06/15/27	0	(a)	291
7.00%, 10/15/27	0	(a)	319
7.00%, 11/15/27	1		910
7.00%, 11/15/27	0	(a)	39
7.00%, 12/15/27	1		706
7.00%, 12/15/27	0	(a)	114
7.00%, 01/15/28	1		609
7.00%, 02/15/28	0	(a)	25
7.00%, 03/15/28	0	(a)	504
7.00%, 04/15/28	0	(a)	434
7.00%, 06/15/28	0	(a)	1,260
7.00%, 06/15/28	1		743
7.00%, 07/15/28	0	(a)	376
7.00%, 08/15/28	0	(a)	678
7.00%, 09/15/28	3		2,477
7.00%, 09/15/28	0	(a)	118
7.00%, 10/15/28	0	(a)	227
7.00%, 11/15/28	3		2,570
7.00%, 11/15/28	0	(a)	518

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 12/15/28	$0	(a)	$90
7.00%, 12/15/28	1		610
7.00%, 03/15/29	2		2,290
7.00%, 03/15/29	0	(a)	36
7.00%, 04/15/29	0	(a)	76
7.00%, 05/15/29	0	(a)	111
7.00%, 06/15/29	0	(a)	344
7.00%, 07/15/29	0	(a)	300
7.00%, 08/15/29	0	(a)	211
7.00%, 08/15/29	1		727
7.00%, 11/15/29	0	(a)	58
7.00%, 12/15/29	0	(a)	451
7.00%, 12/15/30	1		798
7.00%, 02/15/31	1		524
7.00%, 07/15/31	3		3,155
7.00%, 07/15/31	0	(a)	201
7.00%, 08/15/31	0	(a)	496
7.00%, 08/15/31	1		658
7.00%, 09/15/31	0	(a)	194
7.00%, 09/15/31	1		1,209
7.00%, 10/15/31	0	(a)	119
7.00%, 02/15/32	0	(a)	577
7.00%, 04/15/32	2		2,368
7.00%, 05/15/32	1		1,148
7.00%, 12/15/37	7		7,445
7.50%, 11/15/23	0	(a)	3
7.50%, 12/15/23	0	(a)	3
7.50%, 02/15/24	0	(a)	49
7.50%, 05/15/24	0	(a)	185
7.50%, 06/15/24	0	(a)	84
7.50%, 08/15/25	0	(a)	9
7.50%, 09/15/25	0	(a)	517
7.50%, 11/15/25	0	(a)	23
7.50%, 12/15/25	0	(a)	75
7.50%, 03/15/26	1		639
7.50%, 06/15/26	0	(a)	108
7.50%, 08/15/26	0	(a)	43
7.50%, 01/15/27	0	(a)	31
7.50%, 06/15/27	0	(a)	209
7.50%, 10/15/27	0	(a)	462
7.50%, 12/15/27	0	(a)	219
7.50%, 01/15/28	0	(a)	87
7.50%, 06/15/28	1		1,350
7.50%, 07/15/28	2		1,528
7.50%, 08/15/28	0	(a)	200
7.50%, 09/15/28	0	(a)	82
7.50%, 12/15/28	0	(a)	50
7.50%, 01/15/29	0	(a)	38
7.50%, 03/15/29	1		699
7.50%, 08/15/29	0	(a)	407
7.50%, 09/15/29	0	(a)	85
7.50%, 10/15/29	0	(a)	83
7.50%, 11/15/29	0	(a)	87
7.50%, 12/15/29	2		1,751
7.50%, 08/15/30	3		2,672
7.50%, 11/15/30	0	(a)	18
7.50%, 12/15/30	0	(a)	264
7.50%, 03/15/32	1		709
8.00%, 12/15/23	0	(a)	23
8.00%, 03/15/24	0	(a)	15

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 04/15/24	$0	(a)	$4
8.00%, 06/15/25	0	(a)	28
8.00%, 07/15/25	0	(a)	34
8.00%, 08/15/25	0	(a)	178
8.00%, 09/15/25	0	(a)	45
8.00%, 10/15/25	0	(a)	364
8.00%, 11/15/25	0	(a)	129
8.00%, 05/15/26	0	(a)	211
8.00%, 06/15/26	0	(a)	182
8.00%, 07/15/26	0	(a)	188
8.00%, 08/15/26	0	(a)	50
8.00%, 09/15/26	0	(a)	28
8.00%, 09/15/26	1		491
8.00%, 02/15/27	0	(a)	413
8.00%, 08/15/27	1		1,042
8.00%, 12/15/27	0	(a)	108
8.00%, 04/15/28	0	(a)	37
8.00%, 08/20/29	0	(a)	89
8.00%, 09/15/29	0	(a)	489
8.00%, 10/15/29	0	(a)	206
8.00%, 01/15/30	0	(a)	44
8.00%, 02/15/30	0	(a)	211
8.00%, 06/15/30	0	(a)	47
8.00%, 06/20/30	0	(a)	38
8.00%, 12/15/30	2		2,013
8.00%, 07/15/31	0	(a)	117
8.00%, 03/15/32	1		766
8.50%, 08/15/24	0	(a)	74
8.50%, 03/15/25	0	(a)	342
8.50%, 04/15/25	0	(a)	20
8.50%, 09/15/26	0	(a)	93
8.50%, 01/15/27	0	(a)	46
8.50%, 07/15/27	0	(a)	115
8.50%, 08/15/27	1		512
8.50%, 02/15/30	1		892
8.50%, 07/15/30	0	(a)	225
8.50%, 04/15/31	0	(a)	47
9.00%, 03/15/25	0	(a)	229
9.50%, 01/15/25	0	(a)	46
9.50%, 02/15/25	0	(a)	125
9.50%, 06/15/25	0	(a)	27
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	842		720,689
1.50%, 11/01/35	2,129		1,821,980
1.50%, 12/01/35	6,718		5,744,771
1.50%, 01/01/36	4,659		3,982,061
1.50%, 02/01/36	139		119,166
1.50%, 03/01/36	14,422		12,322,991
1.50%, 06/01/36	1,418		1,211,577
1.50%, 07/01/36	1,013		869,370
1.50%, 08/01/36	2,241		1,926,274
1.50%, 09/01/36	8,561		7,324,614
1.50%, 10/01/36	21,306		18,260,705
1.50%, 11/01/36	15,637		13,421,350
1.50%, 12/01/36	2,864		2,458,668
1.50%, 01/01/37	5,927		5,064,509
1.50%, 02/01/37	113,423		96,917,004
1.50%, 03/01/37	122,073		104,183,718
1.50%, 04/01/37	20,983		17,908,357
1.50%, 07/01/37	23,455		20,017,601

134	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 08/01/37	$6,129	$5,237,286
1.50%, 09/01/37(c)	13,267	11,315,386
1.50%, 11/01/50	55,422	41,973,698
1.50%, 12/01/50	1,633	1,248,599
1.50%, 01/01/51	25,383	19,214,067
1.50%, 02/01/51	1,278	965,718
1.50%, 05/01/51	82,939	62,583,884
1.50%, 07/01/51	69,540	52,544,393
1.50%, 10/01/51	4,684	3,537,046
1.50%, 11/01/51	98,356	74,254,194
2.00%, 05/01/26	194	185,662
2.00%, 08/01/28	149	140,174
2.00%, 11/01/28	31	29,367
2.00%, 01/01/29	5	5,003
2.00%, 05/01/29	206	194,694
2.00%, 01/01/30	30	28,385
2.00%, 04/01/30	52	48,489
2.00%, 07/01/30	1,490	1,378,339
2.00%, 08/01/30	42	39,476
2.00%, 02/01/31	7,845	7,402,621
2.00%, 11/01/31	294	269,685
2.00%, 01/01/32	130	119,093
2.00%, 02/01/32	31	28,592
2.00%, 03/01/32	230	211,111
2.00%, 04/01/32	98	89,642
2.00%, 07/01/32	18	16,568
2.00%, 11/01/32	8	7,022
2.00%, 06/01/35	2,671	2,352,002
2.00%, 08/01/35	21,118	18,603,250
2.00%, 09/01/35	11,149	9,806,674
2.00%, 10/01/35	38,626	34,022,955
2.00%, 11/01/35	53,946	47,469,423
2.00%, 12/01/35	106,694	93,825,036
2.00%, 01/01/36	40,261	35,476,790
2.00%, 02/01/36	216,091	190,433,563
2.00%, 03/01/36	90,971	80,048,641
2.00%, 04/01/36	13,699	12,040,633
2.00%, 05/01/36	115,593	101,702,048
2.00%, 06/01/36	67,768	59,486,164
2.00%, 07/01/36	14,335	12,605,408
2.00%, 08/01/36	18,279	16,056,273
2.00%, 10/01/36	8,059	7,076,521
2.00%, 11/01/36	52,057	45,785,536
2.00%, 12/01/36	75,890	66,743,709
2.00%, 01/01/37	121,824	107,287,181
2.00%, 02/01/37	57,845	50,767,644
2.00%, 03/01/37	7,384	6,502,640
2.00%, 04/01/37	95,575	83,780,909
2.00%, 05/01/37	39,283	34,451,627
2.00%, 06/01/37	72,546	63,643,379
2.00%, 08/01/37	3,496	3,063,867
2.00%, 09/19/37(c)	95,971	84,071,253
2.00%, 07/01/50	74,773	59,974,248
2.00%, 08/01/50	45,510	36,480,181
2.00%, 09/01/50	45,883	36,809,160
2.00%, 10/01/50	184,332	148,235,601
2.00%, 11/01/50	47,041	37,898,297
2.00%, 12/01/50	222,070	178,454,140
2.00%, 01/01/51	52,590	42,316,608
2.00%, 02/01/51	613,870	491,012,965

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/01/51	$403,323	$322,837,997
2.00%, 04/01/51	464,886	371,649,376
2.00%, 05/01/51(d)	420,169	335,602,793
2.00%, 05/01/51	85,592	68,739,098
2.00%, 06/01/51	219,402	175,754,683
2.00%, 07/01/51	209,554	167,878,329
2.00%, 08/01/51	4,592	3,667,215
2.00%, 09/01/51	137,547	109,812,276
2.00%, 10/01/51	430,428	344,159,482
2.00%, 11/01/51	457,153	365,437,641
2.00%, 12/01/51	526,181	420,302,652
2.00%, 01/01/52	138,168	110,242,363
2.00%, 02/01/52	596,654	475,196,679
2.00%, 03/01/52	193,169	153,793,781
2.00%, 04/01/52	6,072	4,834,250
2.00%, 09/14/53(c)	8,745	6,962,712
2.50%, 03/01/25	62	60,039
2.50%, 11/01/26	6	6,090
2.50%, 03/01/27	295	282,101
2.50%, 05/01/27	1,528	1,465,273
2.50%, 07/01/27	20	18,421
2.50%, 09/01/27	487	464,104
2.50%, 10/01/27	1,589	1,523,947
2.50%, 11/01/27	766	733,614
2.50%, 12/01/27	296	284,382
2.50%, 01/01/28	2,456	2,355,100
2.50%, 02/01/28	952	912,601
2.50%, 03/01/28	2,319	2,223,448
2.50%, 04/01/28	1,716	1,645,914
2.50%, 05/01/28	568	544,291
2.50%, 06/01/28	1,381	1,324,633
2.50%, 07/01/28	390	374,075
2.50%, 08/01/28	376	360,915
2.50%, 09/01/28	2,241	2,149,402
2.50%, 10/01/28	221	211,704
2.50%, 12/01/28	90	86,165
2.50%, 05/01/29	13	12,663
2.50%, 06/01/29	262	251,379
2.50%, 09/01/29	191	182,920
2.50%, 11/01/29	12	11,177
2.50%, 12/01/29	885	848,535
2.50%, 01/01/30	1,779	1,704,032
2.50%, 02/01/30	2,913	2,730,322
2.50%, 03/01/30	7	6,087
2.50%, 04/01/30	1,215	1,137,096
2.50%, 05/01/30	11,609	10,861,134
2.50%, 06/01/30	25,103	23,481,177
2.50%, 07/01/30	8,750	8,187,633
2.50%, 08/01/30	4,458	4,230,144
2.50%, 09/01/30	947	886,698
2.50%, 10/01/30	1,621	1,516,900
2.50%, 11/01/30	360	337,329
2.50%, 12/01/30	778	727,867
2.50%, 01/01/31	41	38,064
2.50%, 02/01/31	912	873,817
2.50%, 03/01/31	2,250	2,130,287
2.50%, 04/01/31	2,393	2,209,269
2.50%, 05/01/31	2,823	2,607,004
2.50%, 06/01/31	721	666,581
2.50%, 07/01/31	2,061	1,903,517

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/31	$1,604	$1,476,891
2.50%, 09/01/31	2,151	1,986,910
2.50%, 10/01/31	10,277	9,641,840
2.50%, 11/01/31	7,952	7,346,055
2.50%, 12/01/31	3,724	3,439,276
2.50%, 01/01/32	10,771	9,945,576
2.50%, 02/01/32	10,724	9,902,532
2.50%, 03/01/32	5,342	4,928,089
2.50%, 04/01/32	10,759	9,934,325
2.50%, 05/01/32	13,204	12,192,997
2.50%, 06/01/32	1,324	1,222,310
2.50%, 07/01/32	9,144	8,442,900
2.50%, 08/01/32	12	10,567
2.50%, 09/01/32	868	797,075
2.50%, 10/01/32	2,254	2,069,254
2.50%, 11/01/32	1,527	1,402,246
2.50%, 12/01/32	2,689	2,469,075
2.50%, 01/01/33	19,817	18,675,957
2.50%, 02/01/33	1,135	1,061,407
2.50%, 04/01/33	503	455,196
2.50%, 07/01/33	4,444	4,103,796
2.50%, 06/01/34	380	343,607
2.50%, 07/01/34	99	89,410
2.50%, 08/01/34	191	173,042
2.50%, 09/01/34	5,602	5,070,915
2.50%, 10/01/34	7,588	6,879,911
2.50%, 11/01/34	13,786	12,492,354
2.50%, 12/01/34	4,525	4,098,230
2.50%, 01/01/35	8,961	8,126,703
2.50%, 02/01/35	12,609	11,649,255
2.50%, 03/01/35	19,019	17,184,762
2.50%, 04/01/35	32,765	29,657,375
2.50%, 05/01/35	1,973	1,782,811
2.50%, 06/01/35	10,238	9,258,546
2.50%, 07/01/35	36,452	33,066,027
2.50%, 08/01/35	26,855	24,324,334
2.50%, 09/01/35	21,771	19,725,973
2.50%, 10/01/35	24,454	22,106,047
2.50%, 11/01/35	6,354	5,741,979
2.50%, 12/01/35	54,882	49,592,975
2.50%, 01/01/36	2,406	2,173,925
2.50%, 02/01/36	9,481	8,576,641
2.50%, 03/01/36	7,723	6,978,349
2.50%, 04/01/36	3,493	3,151,825
2.50%, 05/01/36	79	71,052
2.50%, 06/01/36	3,936	3,551,122
2.50%, 07/01/36	2,300	2,078,116
2.50%, 08/01/36	13,841	12,489,171
2.50%, 11/01/36	5,776	5,211,199
2.50%, 12/01/36	812	733,802
2.50%, 02/01/37	6,415	5,799,922
2.50%, 03/01/37	8,744	7,895,008
2.50%, 04/01/37	43,446	39,259,885
2.50%, 05/01/37	59,333	53,465,212
2.50%, 06/01/37	7,673	6,914,055
2.50%, 07/01/37	18,818	16,956,451
2.50%, 08/01/37	10,607	9,558,615
2.50%, 09/01/37	4,515	4,068,682
2.50%, 10/01/42	365	312,038
2.50%, 11/01/42	210	180,128

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/42	$31	$26,135
2.50%, 01/01/43	833	713,295
2.50%, 02/01/43	2,056	1,760,057
2.50%, 03/01/43	921	788,464
2.50%, 04/01/43	4,484	3,836,575
2.50%, 05/01/43	444	380,005
2.50%, 06/01/43	2,555	2,186,369
2.50%, 07/01/43	320	273,023
2.50%, 08/01/43	328	280,688
2.50%, 04/01/45	218	185,515
2.50%, 05/01/45	257	218,281
2.50%, 07/01/45	42	35,515
2.50%, 03/01/46	1,751	1,486,979
2.50%, 05/01/46	102	86,057
2.50%, 06/01/46	311	264,081
2.50%, 07/01/46	153	130,014
2.50%, 08/01/46	440	373,994
2.50%, 09/01/46	213	181,433
2.50%, 10/01/46	145	122,706
2.50%, 11/01/46	6	5,176
2.50%, 12/01/46	271	229,769
2.50%, 01/01/47	1,091	907,373
2.50%, 02/01/47	1,872	1,589,933
2.50%, 04/01/47	3,347	2,841,996
2.50%, 12/01/47	1,544	1,318,270
2.50%, 07/01/49	6,235	5,290,156
2.50%, 09/01/49	131	110,012
2.50%, 10/01/49	31	25,676
2.50%, 03/01/50	32,053	26,885,288
2.50%, 04/01/50	2,515	2,121,074
2.50%, 05/01/50	54,965	46,003,986
2.50%, 06/01/50	47,482	39,674,833
2.50%, 07/01/50	67,080	56,199,471
2.50%, 08/01/50	59,096	49,600,445
2.50%, 09/01/50	238,383	199,929,909
2.50%, 10/01/50	265,203	221,846,396
2.50%, 11/01/50	456,169	381,168,016
2.50%, 12/01/50	116,141	96,946,224
2.50%, 01/01/51	100,310	83,617,090
2.50%, 02/01/51	72,961	60,881,121
2.50%, 03/01/51	56,632	47,011,007
2.50%, 04/01/51	35,162	29,320,638
2.50%, 05/01/51	101,140	84,330,601
2.50%, 06/01/51	41,438	34,702,312
2.50%, 07/01/51	203,197	169,444,619
2.50%, 08/01/51	247,156	206,383,158
2.50%, 09/01/51	229,341	190,917,090
2.50%, 10/01/51	227,009	188,946,527
2.50%, 11/01/51	97,069	81,023,480
2.50%, 12/01/51	308,248	256,581,293
2.50%, 01/01/52	336,928	279,986,131
2.50%, 02/01/52	131,514	109,435,963
2.50%, 03/01/52	112,557	93,564,395
2.50%, 04/01/52	241,104	200,182,745
2.50%, 05/01/52	27,531	22,839,978
2.50%, 07/01/52	59,014	48,943,923
2.50%, 08/01/52	103,724	86,024,350
2.50%, 09/01/52	43,522	36,195,862
2.50%, 09/14/53(c)	32,565	26,975,523
3.00%, 11/01/25	8	7,880

136	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/25	$9	$9,160
3.00%, 01/01/26	144	140,175
3.00%, 02/01/26	174	168,651
3.00%, 07/01/26	2	1,594
3.00%, 09/01/26	23	22,509
3.00%, 10/01/26	5	5,173
3.00%, 11/01/26	675	649,760
3.00%, 12/01/26	1,203	1,160,426
3.00%, 01/01/27	1,071	1,031,995
3.00%, 02/01/27	30	28,539
3.00%, 03/01/27	99	96,760
3.00%, 04/01/27	44	42,499
3.00%, 05/01/27	116	112,429
3.00%, 06/01/27	513	497,020
3.00%, 07/01/27	1,007	975,048
3.00%, 08/01/27	1,776	1,720,251
3.00%, 09/01/27	2	1,887
3.00%, 10/01/27	266	257,437
3.00%, 11/01/27	2,628	2,545,125
3.00%, 01/01/28	807	781,677
3.00%, 03/01/28	154	149,174
3.00%, 04/01/28	380	367,778
3.00%, 05/01/28	336	324,963
3.00%, 08/01/28	1,295	1,254,137
3.00%, 09/01/28	202	195,936
3.00%, 11/01/28	1,732	1,653,650
3.00%, 12/01/28	459	444,910
3.00%, 01/01/29	548	512,229
3.00%, 02/01/29	311	300,322
3.00%, 03/01/29	370	357,457
3.00%, 04/01/29	3,242	3,137,881
3.00%, 05/01/29	1,231	1,191,800
3.00%, 06/01/29	546	527,706
3.00%, 07/01/29	570	550,833
3.00%, 08/01/29	923	892,352
3.00%, 09/01/29	309	299,283
3.00%, 10/01/29	2,357	2,278,160
3.00%, 11/01/29	3,329	3,219,487
3.00%, 12/01/29	228	220,667
3.00%, 01/01/30	431	417,628
3.00%, 02/01/30	1,921	1,858,447
3.00%, 03/01/30	21,147	20,359,749
3.00%, 04/01/30	5,893	5,588,933
3.00%, 05/01/30	3,513	3,330,360
3.00%, 06/01/30	1,510	1,448,655
3.00%, 07/01/30	4,024	3,824,773
3.00%, 08/01/30	435	412,912
3.00%, 09/01/30	2,050	1,944,693
3.00%, 10/01/30	2,166	2,058,121
3.00%, 11/01/30	1,238	1,174,315
3.00%, 01/01/31	3,573	3,388,044
3.00%, 02/01/31	4,427	4,193,997
3.00%, 03/01/31	8,016	7,498,804
3.00%, 04/01/31	1,050	984,096
3.00%, 05/01/31	7,939	7,482,009
3.00%, 06/01/31	4,778	4,497,338
3.00%, 07/01/31	569	532,732
3.00%, 08/01/31	115	106,507
3.00%, 09/01/31	5,859	5,514,835
3.00%, 11/01/31	508	475,115

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/31	$2,578	$2,453,142
3.00%, 01/01/32	5,542	5,184,729
3.00%, 02/01/32	9,179	8,585,220
3.00%, 03/01/32	3,030	2,829,222
3.00%, 04/01/32	3,160	2,969,097
3.00%, 05/01/32	1,041	973,693
3.00%, 06/01/32	5,600	5,281,072
3.00%, 07/01/32	637	593,675
3.00%, 08/01/32	2,685	2,501,943
3.00%, 09/01/32	7,804	7,429,287
3.00%, 10/01/32	701	655,372
3.00%, 11/01/32	3,230	3,010,633
3.00%, 12/01/32	13,739	12,842,419
3.00%, 01/01/33	1,619	1,508,551
3.00%, 02/01/33	2,766	2,577,743
3.00%, 03/01/33	1,162	1,081,217
3.00%, 04/01/33	455	428,262
3.00%, 05/01/33	2,079	1,940,488
3.00%, 06/01/33	514	479,245
3.00%, 07/01/33	9,178	8,542,845
3.00%, 09/01/33	1,650	1,538,079
3.00%, 10/01/33	5,409	5,039,300
3.00%, 11/01/33	107	100,044
3.00%, 02/01/34	4,549	4,255,283
3.00%, 05/01/34	728	677,528
3.00%, 06/01/34	3,058	2,844,507
3.00%, 07/01/34	9,399	8,760,800
3.00%, 08/01/34	2,563	2,384,967
3.00%, 09/01/34	14,586	13,559,659
3.00%, 10/01/34	2,704	2,516,210
3.00%, 11/01/34	5,609	5,218,385
3.00%, 12/01/34	1,420	1,321,400
3.00%, 01/01/35	4,616	4,295,447
3.00%, 02/01/35	10,043	9,342,252
3.00%, 03/01/35	19,277	17,904,978
3.00%, 04/01/35	7,430	6,909,412
3.00%, 05/01/35	26,225	24,393,877
3.00%, 06/01/35	3,538	3,285,341
3.00%, 07/01/35	12,538	11,645,148
3.00%, 08/01/35	724	672,141
3.00%, 09/01/35	540	501,381
3.00%, 10/01/35	5,363	4,980,060
3.00%, 12/01/35	13,146	12,326,425
3.00%, 01/01/36	2,288	2,124,836
3.00%, 04/01/36	805	746,458
3.00%, 05/01/36	1,779	1,649,833
3.00%, 07/01/36	871	805,949
3.00%, 09/01/36	4,361	4,044,050
3.00%, 12/01/36	2,293	2,103,375
3.00%, 01/01/37	5,267	4,829,802
3.00%, 02/01/37	5,611	5,144,605
3.00%, 05/01/37	31,367	29,056,938
3.00%, 06/01/37	483	446,306
3.00%, 07/01/37	5,937	5,499,409
3.00%, 09/01/37	4,531	4,185,691
3.00%, 10/01/37	2,274	2,100,918
3.00%, 11/01/37	28,993	26,783,984
3.00%, 12/01/37	1,024	946,400
3.00%, 05/01/41	593	521,867
3.00%, 04/01/42	22	19,490

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/42	$878	$779,249
3.00%, 09/01/42	3,112	2,762,318
3.00%, 10/01/42	3,724	3,305,253
3.00%, 11/01/42	16,920	15,019,043
3.00%, 12/01/42	28,155	24,993,453
3.00%, 01/01/43	13,779	12,232,637
3.00%, 02/01/43	6,521	5,788,290
3.00%, 03/01/43	10,353	9,169,105
3.00%, 04/01/43	11,042	9,799,432
3.00%, 05/01/43	11,327	10,051,792
3.00%, 06/01/43	4,248	3,768,467
3.00%, 07/01/43	3,275	2,907,258
3.00%, 08/01/43	10,659	9,459,992
3.00%, 09/01/43	17,096	15,172,635
3.00%, 10/01/43	556	493,211
3.00%, 11/01/43	51	45,170
3.00%, 12/01/43	584	518,203
3.00%, 01/01/44	12,885	11,434,928
3.00%, 02/01/44	12,590	11,173,288
3.00%, 07/01/44	42,659	37,857,588
3.00%, 10/01/44	30,492	27,060,439
3.00%, 11/01/44	4,015	3,562,753
3.00%, 12/01/44	118	104,487
3.00%, 01/01/45	3,941	3,498,349
3.00%, 02/01/45	2,880	2,542,907
3.00%, 03/01/45	887	781,593
3.00%, 04/01/45	2,429	2,137,397
3.00%, 05/01/45	15,017	13,255,449
3.00%, 06/01/45	25	21,911
3.00%, 07/01/45	5,457	4,821,870
3.00%, 08/01/45	6,436	5,700,174
3.00%, 09/01/45	822	724,071
3.00%, 10/01/45	415	365,322
3.00%, 12/01/45	700	615,017
3.00%, 01/01/46	3,897	3,428,843
3.00%, 02/01/46	1,426	1,254,880
3.00%, 03/01/46	626	550,526
3.00%, 04/01/46	2,915	2,564,229
3.00%, 05/01/46	3,004	2,636,037
3.00%, 06/01/46	3,510	3,087,477
3.00%, 07/01/46	62,787	55,236,906
3.00%, 08/01/46	13,975	12,283,431
3.00%, 09/01/46	14,080	12,382,242
3.00%, 10/01/46	39,790	34,988,780
3.00%, 11/01/46	56,297	49,494,753
3.00%, 12/01/46	99,575	87,571,048
3.00%, 01/01/47	48,279	42,454,591
3.00%, 02/01/47	65,028	57,209,149
3.00%, 03/01/47	17,605	15,497,588
3.00%, 04/01/47	26,924	23,622,287
3.00%, 05/01/47	860	756,117
3.00%, 07/01/47	15,494	13,624,325
3.00%, 08/01/47	1,038	913,094
3.00%, 09/01/47	399	350,364
3.00%, 10/01/47	342	300,807
3.00%, 11/01/47	155	136,188
3.00%, 12/01/47	16,530	14,532,918
3.00%, 01/01/48	3,756	3,284,893
3.00%, 03/01/48	8,815	7,747,870
3.00%, 04/01/48	27	23,079

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/48	$226	$198,027
3.00%, 07/01/48	2,532	2,226,682
3.00%, 09/01/48	1,806	1,588,232
3.00%, 11/01/48	16,382	14,400,025
3.00%, 02/01/49	2,220	1,951,570
3.00%, 04/01/49	4,886	4,278,637
3.00%, 05/01/49	11,332	9,929,673
3.00%, 06/01/49	2,348	2,051,252
3.00%, 07/01/49	1,789	1,553,137
3.00%, 08/01/49	17,473	15,266,675
3.00%, 09/01/49	18,261	15,865,943
3.00%, 10/01/49	34,644	30,127,958
3.00%, 11/01/49	19,284	16,812,193
3.00%, 12/01/49	19,925	17,406,604
3.00%, 01/01/50	22,991	20,135,729
3.00%, 02/01/50	54,184	47,302,496
3.00%, 03/01/50	73,454	63,950,920
3.00%, 04/01/50	32,761	28,497,480
3.00%, 05/01/50	31,359	27,246,448
3.00%, 06/01/50	31,217	27,159,082
3.00%, 07/01/50	110,640	96,684,818
3.00%, 08/01/50	118,078	102,464,932
3.00%, 09/01/50	12,853	11,162,051
3.00%, 10/01/50	34,831	30,215,204
3.00%, 11/01/50	47,365	41,341,120
3.00%, 12/01/50	7,989	6,921,845
3.00%, 01/01/51	4,360	3,802,174
3.00%, 02/01/51	730	636,641
3.00%, 03/01/51	4,761	4,123,992
3.00%, 04/01/51	8,904	7,757,408
3.00%, 05/01/51	37,965	33,208,324
3.00%, 06/01/51	21,262	18,450,971
3.00%, 07/01/51	38,250	33,166,368
3.00%, 08/01/51	21,389	18,507,688
3.00%, 09/01/51	1,944	1,681,176
3.00%, 10/01/51	214,699	185,545,197
3.00%, 11/01/51	176,411	152,430,623
3.00%, 12/01/51	10,130	8,782,952
3.00%, 01/01/52	22,814	19,720,176
3.00%, 02/01/52	2,155	1,862,196
3.00%, 04/01/52	40,267	34,846,053
3.00%, 05/01/52	22,568	19,488,077
3.00%, 06/01/52	6,605	5,699,831
3.00%, 07/01/52	1,210	1,044,236
3.50%, 08/01/25	12	11,312
3.50%, 09/01/25	131	128,245
3.50%, 10/01/25	86	83,591
3.50%, 11/01/25	25	23,616
3.50%, 12/01/25	354	344,567
3.50%, 01/01/26	51	49,600
3.50%, 02/01/26	43	41,588
3.50%, 03/01/26	34	33,236
3.50%, 04/01/26	129	125,686
3.50%, 05/01/26	19	18,413
3.50%, 06/01/26	17	17,219
3.50%, 07/01/26	2	1,929
3.50%, 08/01/26	59	57,213
3.50%, 09/01/26	2,709	2,627,779
3.50%, 10/01/26	59	56,252
3.50%, 12/01/26	19	18,556

138	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/27	$182	$175,900
3.50%, 02/01/27	9	8,965
3.50%, 03/01/27	266	260,032
3.50%, 04/01/27	390	378,373
3.50%, 07/01/27	182	176,393
3.50%, 01/01/28	229	223,544
3.50%, 07/01/28	256	248,739
3.50%, 08/01/28	362	353,005
3.50%, 10/01/28	325	311,220
3.50%, 11/01/28	63	61,665
3.50%, 12/01/28	113	109,971
3.50%, 01/01/29	1,238	1,208,413
3.50%, 03/01/29	272	264,968
3.50%, 05/01/29	35	33,141
3.50%, 07/01/29	7	6,523
3.50%, 08/01/29	22	20,367
3.50%, 09/01/29	177	172,497
3.50%, 10/01/29	16	15,177
3.50%, 11/01/29	1,462	1,403,229
3.50%, 12/01/29	912	890,933
3.50%, 04/01/30	176	171,952
3.50%, 06/01/30	401	386,563
3.50%, 08/01/30	188	183,644
3.50%, 11/01/30	267	256,424
3.50%, 02/01/31	29	28,024
3.50%, 03/01/31	1,183	1,125,186
3.50%, 04/01/31	353	339,343
3.50%, 05/01/31	183	173,923
3.50%, 06/01/31	4,852	4,678,742
3.50%, 07/01/31	1,665	1,605,195
3.50%, 08/01/31	987	942,694
3.50%, 09/01/31	97	92,534
3.50%, 11/01/31	10	9,361
3.50%, 12/01/31	647	616,172
3.50%, 01/01/32	3,627	3,481,659
3.50%, 02/01/32	700	665,436
3.50%, 03/01/32	422	402,467
3.50%, 04/01/32	1,932	1,837,327
3.50%, 05/01/32	3,604	3,427,031
3.50%, 06/01/32	3,331	3,179,533
3.50%, 07/01/32	2,335	2,222,429
3.50%, 08/01/32	1,062	1,017,590
3.50%, 09/01/32	427	408,399
3.50%, 11/01/32	3,772	3,591,007
3.50%, 12/01/32	1,652	1,570,525
3.50%, 01/01/33	743	711,928
3.50%, 02/01/33	1,624	1,550,279
3.50%, 03/01/33	8,743	8,314,665
3.50%, 04/01/33	1,892	1,798,672
3.50%, 05/01/33	2,578	2,451,352
3.50%, 09/01/33	1,457	1,383,008
3.50%, 10/01/33	245	233,020
3.50%, 11/01/33	319	302,855
3.50%, 12/01/33	533	509,304
3.50%, 01/01/34	2,581	2,450,864
3.50%, 02/01/34	1,228	1,165,133
3.50%, 03/01/34	3,991	3,786,502
3.50%, 04/01/34	9,600	9,130,770
3.50%, 05/01/34	5,928	5,628,700
3.50%, 06/01/34	1,909	1,817,008

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/34	$5,767	$5,555,021
3.50%, 08/01/34	644	610,962
3.50%, 09/01/34	449	426,617
3.50%, 10/01/34	1,640	1,555,682
3.50%, 11/01/34	7,327	6,965,160
3.50%, 12/01/34	6,378	6,057,175
3.50%, 01/01/35	304	288,977
3.50%, 02/01/35	3,295	3,128,034
3.50%, 03/01/35	3,243	3,076,084
3.50%, 04/01/35	866	821,094
3.50%, 05/01/35	6,266	5,947,580
3.50%, 06/01/35	7,803	7,369,114
3.50%, 07/01/35	3,502	3,320,107
3.50%, 10/01/35	756	716,824
3.50%, 11/01/35	2,358	2,237,484
3.50%, 12/01/35	1,918	1,819,923
3.50%, 02/01/36	4,129	3,911,061
3.50%, 06/01/37	794	748,817
3.50%, 07/01/37	344	325,010
3.50%, 08/01/37	888	839,492
3.50%, 12/01/37	1,820	1,716,637
3.50%, 01/01/38	2,927	2,736,685
3.50%, 02/01/38	1,711	1,599,380
3.50%, 10/01/40	16	14,291
3.50%, 11/01/40	266	244,557
3.50%, 12/01/40	577	530,071
3.50%, 01/01/41	46	41,896
3.50%, 02/01/41	14	12,952
3.50%, 03/01/41	36	33,149
3.50%, 06/01/41	22	20,043
3.50%, 10/01/41	10	9,162
3.50%, 11/01/41	159	146,026
3.50%, 12/01/41	237	217,782
3.50%, 01/01/42	903	829,889
3.50%, 02/01/42	868	798,348
3.50%, 03/01/42	12,591	11,572,869
3.50%, 04/01/42	320	294,161
3.50%, 05/01/42	2,476	2,276,541
3.50%, 06/01/42	197	181,183
3.50%, 07/01/42	1,709	1,571,062
3.50%, 08/01/42	12,885	11,843,080
3.50%, 09/01/42	4,188	3,850,180
3.50%, 10/01/42	11,391	10,468,940
3.50%, 11/01/42	1,666	1,531,516
3.50%, 12/01/42	10,300	9,451,213
3.50%, 01/01/43	747	686,689
3.50%, 04/01/43	613	562,720
3.50%, 05/01/43	1,512	1,389,708
3.50%, 06/01/43	7,841	7,203,050
3.50%, 07/01/43	15,258	14,030,114
3.50%, 08/01/43	338	310,514
3.50%, 09/01/43	200	183,618
3.50%, 10/01/43	2,097	1,929,361
3.50%, 11/01/43	195	179,330
3.50%, 12/01/43	176	161,966
3.50%, 01/01/44	291	267,780
3.50%, 02/01/44	359	329,216
3.50%, 04/01/44	7,424	6,825,732
3.50%, 05/01/44	2,086	1,919,068
3.50%, 06/01/44	669	613,026

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/44	$1,370	$1,257,239
3.50%, 10/01/44	4,775	4,371,869
3.50%, 11/01/44	14,465	13,216,631
3.50%, 12/01/44	897	819,796
3.50%, 01/01/45	14,432	13,248,329
3.50%, 02/01/45	10,938	10,037,240
3.50%, 03/01/45	2,064	1,883,156
3.50%, 04/01/45	1,922	1,761,052
3.50%, 05/01/45	885	808,243
3.50%, 06/01/45	5,251	4,808,183
3.50%, 07/01/45	8,618	7,892,844
3.50%, 08/01/45	15,612	14,343,941
3.50%, 09/01/45	5,566	5,089,978
3.50%, 10/01/45	4,791	4,398,422
3.50%, 11/01/45	8,170	7,472,590
3.50%, 12/01/45	6,800	6,203,094
3.50%, 01/01/46	20,012	18,348,596
3.50%, 02/01/46	31,363	28,616,859
3.50%, 03/01/46	9,446	8,597,140
3.50%, 04/01/46	14,387	13,168,000
3.50%, 05/01/46	4,367	3,970,006
3.50%, 06/01/46	8,682	7,885,782
3.50%, 07/01/46	31,617	28,803,454
3.50%, 08/01/46	3,353	3,056,202
3.50%, 09/01/46	9,444	8,570,915
3.50%, 10/01/46	16,013	14,600,996
3.50%, 11/01/46	17,811	16,215,336
3.50%, 12/01/46	49,492	45,250,343
3.50%, 01/01/47	31,361	28,559,239
3.50%, 02/01/47	19,298	17,567,014
3.50%, 03/01/47	2,316	2,121,080
3.50%, 04/01/47	7,723	7,034,926
3.50%, 05/01/47	20,440	18,657,923
3.50%, 06/01/47	9,857	8,978,028
3.50%, 07/01/47	74,196	67,891,851
3.50%, 08/01/47	41,133	37,488,307
3.50%, 09/01/47	43,049	39,239,317
3.50%, 10/01/47	10,018	9,129,050
3.50%, 11/01/47	24,852	22,603,715
3.50%, 12/01/47	35,330	32,211,929
3.50%, 01/01/48	47,358	43,050,090
3.50%, 02/01/48	37,324	33,947,051
3.50%, 03/01/48	35,954	32,777,433
3.50%, 04/01/48	8,312	7,558,482
3.50%, 05/01/48	5,381	4,883,277
3.50%, 06/01/48	7,655	6,972,281
3.50%, 07/01/48	16,399	14,900,257
3.50%, 09/01/48	947	856,179
3.50%, 10/01/48	2,063	1,872,323
3.50%, 11/01/48	22,479	20,541,009
3.50%, 01/01/49	5,531	5,032,622
3.50%, 02/01/49	4,484	4,069,096
3.50%, 03/01/49	3,008	2,727,495
3.50%, 04/01/49	6,458	5,818,385
3.50%, 05/01/49	40,345	36,628,506
3.50%, 06/01/49	31,936	28,928,305
3.50%, 07/01/49	42,615	38,662,775
3.50%, 08/01/49	292	265,500
3.50%, 09/01/49	1,494	1,351,530
3.50%, 11/01/49	12,906	11,739,615

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/49	$17,757		$16,036,681
3.50%, 01/01/50	8,054		7,320,665
3.50%, 02/01/50	9,125		8,282,896
3.50%, 03/01/50	4,204		3,840,371
3.50%, 04/01/50	20,284		18,375,036
3.50%, 05/01/50	4,572		4,161,368
3.50%, 06/01/50	30,384		27,565,822
3.50%, 07/01/50	10,117		9,160,215
3.50%, 08/01/50	47,059		42,778,557
3.50%, 09/01/50	4,839		4,389,428
3.50%, 10/01/50	2,079		1,891,630
3.50%, 12/01/50	210		189,016
3.50%, 01/01/51	32,548		29,532,582
3.50%, 05/01/51	3,883		3,488,827
3.50%, 06/01/51	10,205		9,165,547
3.50%, 08/01/51	6,833		6,134,259
3.50%, 09/01/51	5,833		5,244,913
3.50%, 10/01/51	3,950		3,569,565
3.50%, 12/01/51	1,906		1,709,241
3.50%, 01/01/52	5,954		5,338,015
3.50%, 02/01/52	114,870		102,981,790
3.50%, 03/01/52	19,385		17,361,926
3.50%, 04/01/52	30,266		27,307,939
3.50%, 05/01/52	21,541		19,274,891
3.50%, 06/01/52	23,336		20,916,633
3.50%, 07/01/52	12,207		10,936,034
3.50%, 08/01/52	746		668,175
4.00%, 02/01/24	0	(a)	362
4.00%, 03/01/24	27		26,634
4.00%, 04/01/24	13		13,458
4.00%, 04/01/24	0	(a)	426
4.00%, 05/01/24	1		574
4.00%, 05/01/24	0	(a)	470
4.00%, 06/01/24	2		1,569
4.00%, 06/01/24	0	(a)	354
4.00%, 07/01/24	0	(a)	262
4.00%, 07/01/24	8		8,469
4.00%, 08/01/24	0	(a)	587
4.00%, 08/01/24	1		756
4.00%, 09/01/24	3		2,829
4.00%, 10/01/24	5		4,215
4.00%, 11/01/24	1		522
4.00%, 11/01/24	0	(a)	337
4.00%, 12/01/24	6		5,453
4.00%, 01/01/25	3		2,478
4.00%, 02/01/25	4		3,616
4.00%, 03/01/25	9		9,054
4.00%, 04/01/25	7		6,660
4.00%, 04/01/25	0	(a)	312
4.00%, 05/01/25	11		11,323
4.00%, 05/01/25	0	(a)	62
4.00%, 06/01/25	3		2,838
4.00%, 06/01/25	0	(a)	453
4.00%, 07/01/25	37		36,024
4.00%, 08/01/25	2		1,690
4.00%, 09/01/25	181		177,577
4.00%, 10/01/25	257		252,077
4.00%, 11/01/25	86		84,378
4.00%, 12/01/25	4		3,781
4.00%, 01/01/26	8		7,429

140	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/26	$199	$193,961
4.00%, 05/01/26	6	6,198
4.00%, 06/01/26	1,088	1,061,805
4.00%, 07/01/26	51	49,367
4.00%, 08/01/26	7	7,247
4.00%, 09/01/26	751	732,524
4.00%, 03/01/27	240	234,297
4.00%, 08/01/27	70	68,591
4.00%, 02/01/29	85	83,614
4.00%, 12/01/30	604	588,405
4.00%, 01/01/31	406	395,359
4.00%, 02/01/31	270	263,663
4.00%, 03/01/31	26	25,663
4.00%, 10/01/31	869	847,129
4.00%, 02/01/32	2,200	2,144,309
4.00%, 04/01/32	5	5,195
4.00%, 05/01/32	1,155	1,116,312
4.00%, 06/01/32	6	5,833
4.00%, 07/01/32	518	503,128
4.00%, 10/01/32	13	12,689
4.00%, 05/01/33	105	101,509
4.00%, 07/01/33	673	651,511
4.00%, 08/01/33	1,150	1,111,596
4.00%, 09/01/33	1,780	1,718,557
4.00%, 10/01/33	795	768,784
4.00%, 11/01/33	60	57,485
4.00%, 12/01/33	1,067	1,045,129
4.00%, 01/01/34	324	313,061
4.00%, 05/01/34	433	417,862
4.00%, 06/01/34	1,188	1,147,801
4.00%, 07/01/34	1,081	1,043,731
4.00%, 08/01/34	178	171,890
4.00%, 09/01/34	4,303	4,161,009
4.00%, 10/01/34	1,040	1,005,673
4.00%, 08/01/35	1,498	1,447,572
4.00%, 11/01/35	3,769	3,649,760
4.00%, 01/01/36	13	12,810
4.00%, 08/01/37	4,922	4,736,385
4.00%, 09/01/37	7,048	6,776,066
4.00%, 10/01/37	18,517	17,745,560
4.00%, 11/01/37	6,931	6,668,749
4.00%, 06/01/38	276	264,177
4.00%, 03/01/39	14	13,556
4.00%, 04/01/39	32	29,841
4.00%, 05/01/39	368	348,392
4.00%, 07/01/39	17	16,518
4.00%, 08/01/39	312	295,761
4.00%, 09/01/39	27	25,466
4.00%, 10/01/39	2	1,976
4.00%, 11/01/39	92	87,939
4.00%, 12/01/39	3	2,790
4.00%, 02/01/40	15	14,532
4.00%, 05/01/40	15	14,425
4.00%, 07/01/40	39	36,662
4.00%, 08/01/40	933	885,479
4.00%, 09/01/40	811	769,517
4.00%, 10/01/40	371	351,717
4.00%, 11/01/40	105	99,124
4.00%, 12/01/40	1,929	1,831,468
4.00%, 01/01/41	1,878	1,784,052

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/41	$848	$804,678
4.00%, 03/01/41	731	692,827
4.00%, 04/01/41	34	32,362
4.00%, 05/01/41	303	287,133
4.00%, 08/01/41	2	1,947
4.00%, 09/01/41	2,048	1,943,229
4.00%, 10/01/41	2,738	2,598,054
4.00%, 11/01/41	126	119,977
4.00%, 12/01/41	780	739,792
4.00%, 01/01/42	1,095	1,039,647
4.00%, 02/01/42	197	187,309
4.00%, 03/01/42	5,410	5,129,300
4.00%, 05/01/42	851	806,820
4.00%, 06/01/42	34	32,267
4.00%, 07/01/42	367	347,785
4.00%, 08/01/42	2	2,325
4.00%, 09/01/42	5	4,794
4.00%, 12/01/42	177	167,537
4.00%, 01/01/43	7	7,047
4.00%, 08/01/43	20	19,139
4.00%, 09/01/43	1,203	1,138,406
4.00%, 10/01/43	154	146,814
4.00%, 11/01/43	309	292,196
4.00%, 12/01/43	5	4,553
4.00%, 01/01/44	818	773,314
4.00%, 02/01/44	10	8,916
4.00%, 03/01/44	1,169	1,105,827
4.00%, 04/01/44	1,005	950,039
4.00%, 05/01/44	9,294	8,805,578
4.00%, 06/01/44	2,784	2,640,965
4.00%, 07/01/44	7,564	7,148,419
4.00%, 08/01/44	217	204,354
4.00%, 09/01/44	154	146,071
4.00%, 10/01/44	1,901	1,798,868
4.00%, 11/01/44	4,858	4,587,304
4.00%, 12/01/44	2,487	2,348,287
4.00%, 01/01/45	8,737	8,274,619
4.00%, 02/01/45	7,178	6,780,800
4.00%, 03/01/45	12,168	11,523,146
4.00%, 04/01/45	877	827,951
4.00%, 06/01/45	6,541	6,187,113
4.00%, 07/01/45	12,526	11,826,019
4.00%, 08/01/45	286	269,299
4.00%, 09/01/45	12,406	11,705,446
4.00%, 10/01/45	2,988	2,819,595
4.00%, 11/01/45	7,282	6,871,998
4.00%, 12/01/45	738	695,458
4.00%, 01/01/46	2,073	1,955,352
4.00%, 02/01/46	3,754	3,538,826
4.00%, 03/01/46	10,485	9,873,752
4.00%, 04/01/46	6,685	6,289,772
4.00%, 05/01/46	8,494	7,978,540
4.00%, 06/01/46	14,010	13,215,151
4.00%, 07/01/46	1,413	1,327,466
4.00%, 08/01/46	8,065	7,577,869
4.00%, 09/01/46	9,497	8,952,595
4.00%, 10/01/46	2,816	2,666,089
4.00%, 11/01/46	8,458	7,962,678
4.00%, 01/01/47	3,799	3,570,746
4.00%, 02/01/47	3,033	2,855,203

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/47	$8,097		$7,587,077
4.00%, 04/01/47	9,569		8,975,314
4.00%, 05/01/47	8,589		8,060,282
4.00%, 06/01/47	36,866		34,583,848
4.00%, 07/01/47	14,004		13,148,471
4.00%, 08/01/47	24,020		22,552,787
4.00%, 09/01/47	22,503		21,106,601
4.00%, 10/01/47	27,602		25,890,028
4.00%, 11/01/47	12,942		12,144,963
4.00%, 12/01/47	9,515		8,935,254
4.00%, 01/01/48	9,117		8,551,225
4.00%, 02/01/48	39,004		36,592,997
4.00%, 03/01/48	2,912		2,729,418
4.00%, 04/01/48	12,072		11,296,680
4.00%, 05/01/48	5,815		5,429,752
4.00%, 06/01/48	2,701		2,535,687
4.00%, 07/01/48	10,762		10,081,554
4.00%, 08/01/48	3,647		3,422,778
4.00%, 09/01/48	17,781		16,663,661
4.00%, 10/01/48	8,452		7,926,955
4.00%, 11/01/48	30,170		28,260,296
4.00%, 12/01/48	12,108		11,351,035
4.00%, 01/01/49	18,434		17,273,729
4.00%, 02/01/49	6,299		5,898,026
4.00%, 03/01/49	29,567		27,602,656
4.00%, 04/01/49	17,896		16,706,352
4.00%, 05/01/49	11,998		11,236,080
4.00%, 06/01/49	31,586		29,601,868
4.00%, 07/01/49	25,707		24,151,655
4.00%, 08/01/49	706		660,383
4.00%, 09/01/49	19,763		18,513,816
4.00%, 10/01/49	22,435		21,063,186
4.00%, 11/01/49	1,958		1,836,504
4.00%, 12/01/49	20,750		19,440,386
4.00%, 01/01/50	3,403		3,178,844
4.00%, 03/01/50	3,432		3,206,320
4.00%, 04/01/50	9,229		8,633,837
4.00%, 05/01/50	16,316		15,257,938
4.00%, 06/01/50	1,854		1,734,163
4.00%, 07/01/50	748		698,596
4.00%, 12/01/50	9,240		8,633,960
4.00%, 01/01/51	821		768,147
4.00%, 03/01/51	910		851,112
4.00%, 05/01/51	23,349		21,876,662
4.00%, 08/01/51	1,256		1,175,215
4.00%, 10/01/51	588		549,743
4.00%, 05/01/52	23,688		21,929,299
4.00%, 06/01/52	74,767		69,288,238
4.00%, 07/01/52	13,304		12,291,674
4.00%, 08/01/52	115,718		106,962,968
4.00%, 09/01/52	14,929		13,838,970
4.00%, 10/01/52	15,120		14,033,868
4.00%, 11/01/52	7,364		6,805,455
4.00%, 09/14/53(c)	63,233		58,362,083
4.50%, 01/01/24	0	(a)	42
4.50%, 02/01/24	0	(a)	72
4.50%, 03/01/24	0	(a)	33
4.50%, 04/01/24	0	(a)	46
4.50%, 07/01/24	1		657
4.50%, 08/01/24	0	(a)	748

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/24	$78		$77,396
4.50%, 10/01/24	0	(a)	808
4.50%, 11/01/24	0	(a)	350
4.50%, 11/01/24	1		624
4.50%, 12/01/24	6		5,958
4.50%, 01/01/25	0	(a)	440
4.50%, 02/01/25	119		117,762
4.50%, 04/01/25	188		185,010
4.50%, 04/01/25	0	(a)	173
4.50%, 05/01/25	7		6,691
4.50%, 06/01/25	153		150,917
4.50%, 08/01/25	116		114,304
4.50%, 09/01/25	6		5,926
4.50%, 04/01/26	4		4,373
4.50%, 10/01/26	537		528,683
4.50%, 01/01/27	65		64,038
4.50%, 11/01/28	1		659
4.50%, 08/01/31	1,237		1,221,638
4.50%, 04/01/33	451		440,438
4.50%, 07/01/33	37		35,640
4.50%, 08/01/33	29		29,155
4.50%, 09/01/33	6		5,930
4.50%, 10/01/33	14		14,326
4.50%, 11/01/33	22		21,687
4.50%, 12/01/33	350		341,328
4.50%, 01/01/34	1,336		1,301,810
4.50%, 02/01/34	299		291,130
4.50%, 04/01/34	1		1,461
4.50%, 05/01/34	8		7,634
4.50%, 06/01/34	498		486,029
4.50%, 07/01/34	0	(a)	57
4.50%, 08/01/34	1,169		1,138,893
4.50%, 09/01/34	207		202,874
4.50%, 12/01/34	3		2,930
4.50%, 01/01/35	1,223		1,191,943
4.50%, 02/01/35	0	(a)	381
4.50%, 03/01/35	1		1,372
4.50%, 05/01/35	0	(a)	179
4.50%, 07/01/35	0	(a)	338
4.50%, 08/01/35	1		990
4.50%, 09/01/35	7		7,117
4.50%, 10/01/35	1		1,447
4.50%, 12/01/35	32		31,599
4.50%, 01/01/36	0	(a)	428
4.50%, 03/01/36	2		1,702
4.50%, 07/01/37	3		3,123
4.50%, 03/01/38	3		2,589
4.50%, 04/01/38	0	(a)	514
4.50%, 04/01/38	105		102,836
4.50%, 05/01/38	41		39,535
4.50%, 06/01/38	15		15,126
4.50%, 06/01/38	0	(a)	294
4.50%, 09/01/38	10,658		10,420,739
4.50%, 11/01/38	3		2,765
4.50%, 01/01/39	9		8,449
4.50%, 02/01/39	0	(a)	352
4.50%, 02/01/39	675		658,161
4.50%, 03/01/39	45		42,338
4.50%, 04/01/39	1,386		1,352,143
4.50%, 05/01/39	783		763,813

142	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/39	$144	$140,915
4.50%, 07/01/39	156	151,524
4.50%, 08/01/39	2,293	2,237,700
4.50%, 09/01/39	69	68,390
4.50%, 10/01/39	4,652	4,539,127
4.50%, 11/01/39	27	26,973
4.50%, 12/01/39	316	308,268
4.50%, 01/01/40	1,510	1,472,784
4.50%, 02/01/40	296	289,182
4.50%, 03/01/40	249	242,595
4.50%, 04/01/40	97	95,153
4.50%, 05/01/40	147	143,073
4.50%, 06/01/40	25	24,649
4.50%, 07/01/40	50	47,524
4.50%, 08/01/40	116	112,880
4.50%, 09/01/40	1,919	1,871,169
4.50%, 10/01/40	264	256,400
4.50%, 12/01/40	2,012	1,960,201
4.50%, 01/01/41	2,012	1,960,790
4.50%, 02/01/41	384	373,345
4.50%, 03/01/41	2,215	2,157,139
4.50%, 04/01/41	13,952	13,590,041
4.50%, 05/01/41	12,039	11,726,561
4.50%, 06/01/41	4,720	4,596,734
4.50%, 07/01/41	301	294,136
4.50%, 08/01/41	3,146	3,062,896
4.50%, 09/01/41	5,069	4,936,955
4.50%, 10/01/41	99	96,157
4.50%, 11/01/41	258	251,055
4.50%, 12/01/41	2,748	2,675,935
4.50%, 01/01/42	2,722	2,650,059
4.50%, 04/01/42	101	97,798
4.50%, 07/01/42	2,668	2,598,528
4.50%, 09/01/42	1,396	1,357,579
4.50%, 10/01/42	1,858	1,810,273
4.50%, 01/01/43	141	136,849
4.50%, 09/01/43	2,375	2,307,951
4.50%, 10/01/43	792	770,198
4.50%, 11/01/43	1,863	1,810,328
4.50%, 12/01/43	1,296	1,259,524
4.50%, 01/01/44	266	258,840
4.50%, 02/01/44	424	411,942
4.50%, 03/01/44	6,807	6,611,898
4.50%, 04/01/44	1,398	1,359,412
4.50%, 05/01/44	532	517,460
4.50%, 06/01/44	1,399	1,361,441
4.50%, 07/01/44	221	214,807
4.50%, 08/01/44	946	920,013
4.50%, 09/01/44	37	35,852
4.50%, 10/01/44	190	184,519
4.50%, 11/01/44	57	55,587
4.50%, 12/01/44	7,186	6,988,122
4.50%, 01/01/45	878	853,322
4.50%, 02/01/45	8,628	8,378,805
4.50%, 03/01/45	1,282	1,235,284
4.50%, 04/01/45	5	4,385
4.50%, 08/01/45	2,078	2,020,726
4.50%, 09/01/45	350	340,737
4.50%, 10/01/45	5,327	5,180,170
4.50%, 11/01/45	433	420,491

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/45	$111	$108,311
4.50%, 01/01/46	81	78,741
4.50%, 02/01/46	6,753	6,574,702
4.50%, 03/01/46	20,600	20,070,954
4.50%, 04/01/46	4,873	4,734,362
4.50%, 05/01/46	1,012	980,454
4.50%, 06/01/46	1,174	1,140,196
4.50%, 07/01/46	815	788,888
4.50%, 08/01/46	6,049	5,869,848
4.50%, 09/01/46	183	176,930
4.50%, 10/01/46	719	695,277
4.50%, 11/01/46	94	90,642
4.50%, 12/01/46	712	688,988
4.50%, 01/01/47	659	636,393
4.50%, 02/01/47	448	433,506
4.50%, 03/01/47	1,173	1,134,565
4.50%, 04/01/47	3,056	2,951,358
4.50%, 05/01/47	1,668	1,609,938
4.50%, 06/01/47	8,091	7,805,686
4.50%, 07/01/47	2,072	2,001,454
4.50%, 08/01/47	5,029	4,871,094
4.50%, 09/01/47	3,776	3,646,866
4.50%, 10/01/47	6,213	6,001,890
4.50%, 11/01/47	2,262	2,184,951
4.50%, 12/01/47	650	627,773
4.50%, 01/01/48	1,567	1,513,420
4.50%, 02/01/48	4,737	4,570,363
4.50%, 03/01/48	597	575,029
4.50%, 04/01/48	11,688	11,273,081
4.50%, 05/01/48	4,878	4,705,785
4.50%, 06/01/48	3,638	3,510,008
4.50%, 07/01/48	3,473	3,350,218
4.50%, 08/01/48	28,880	27,856,978
4.50%, 09/01/48	12,033	11,596,698
4.50%, 10/01/48	12,156	11,724,380
4.50%, 11/01/48	7,204	6,947,149
4.50%, 12/01/48	36,992	35,679,001
4.50%, 01/01/49	18,470	17,788,107
4.50%, 02/01/49	14,681	14,153,129
4.50%, 03/01/49	8,643	8,295,847
4.50%, 04/01/49	12,061	11,632,666
4.50%, 05/01/49	11,124	10,722,735
4.50%, 06/01/49	1,864	1,793,260
4.50%, 07/01/49	3,719	3,578,643
4.50%, 08/01/49	2,031	1,953,065
4.50%, 09/01/49	6,676	6,423,796
4.50%, 10/01/49	1,732	1,666,116
4.50%, 11/01/49	954	917,921
4.50%, 12/01/49	11,947	11,494,133
4.50%, 01/01/50	1,993	1,917,425
4.50%, 02/01/50	5,158	4,953,509
4.50%, 03/01/50	8,426	8,082,445
4.50%, 04/01/50	6,027	5,750,812
4.50%, 05/01/50	17,355	16,560,368
4.50%, 06/01/50	554	528,740
4.50%, 08/01/50	614	585,765
4.50%, 09/01/50	30,448	29,359,235
4.50%, 12/01/50	396	380,759
4.50%, 01/01/51	219	210,768
4.50%, 07/01/51	17,779	16,965,465

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/52	$4,224		$4,049,004
4.50%, 06/01/52	4,021		3,814,113
4.50%, 07/01/52	49,488		46,962,100
4.50%, 08/01/52	20,709		19,650,458
4.50%, 09/01/52	38,930		36,927,396
4.50%, 10/01/52	30,279		28,824,420
4.50%, 12/01/52	14,889		14,126,928
4.50%, 03/01/53	5,874		5,571,074
4.50%, 09/14/53(c)	152,455		144,546,397
5.00%, 09/01/23	0	(a)	1
5.00%, 10/01/23	0	(a)	8
5.00%, 11/01/23	0	(a)	43
5.00%, 12/01/23	0	(a)	331
5.00%, 01/01/24	0	(a)	49
5.00%, 12/01/24	0	(a)	225
5.00%, 05/01/25	2		2,052
5.00%, 09/01/25	0	(a)	157
5.00%, 11/01/32	1		1,477
5.00%, 03/01/33	2		2,285
5.00%, 05/01/33	18		18,779
5.00%, 06/01/33	2		2,331
5.00%, 07/01/33	82		81,624
5.00%, 08/01/33	307		306,732
5.00%, 08/01/33	0	(a)	401
5.00%, 09/01/33	40		39,504
5.00%, 10/01/33	1		604
5.00%, 11/01/33	1,364		1,360,479
5.00%, 02/01/34	3		2,674
5.00%, 03/01/34	21		20,742
5.00%, 04/01/34	17		16,539
5.00%, 05/01/34	561		559,655
5.00%, 05/01/34	0	(a)	186
5.00%, 06/01/34	1		571
5.00%, 07/01/34	8		8,414
5.00%, 08/01/34	21		21,036
5.00%, 09/01/34	4		3,721
5.00%, 10/01/34	8		8,147
5.00%, 12/01/34	183		182,662
5.00%, 01/01/35	131		130,226
5.00%, 02/01/35	684		682,418
5.00%, 03/01/35	39		38,717
5.00%, 04/01/35	9		9,811
5.00%, 05/01/35	6		6,623
5.00%, 06/01/35	73		72,609
5.00%, 07/01/35	835		832,286
5.00%, 08/01/35	55		54,866
5.00%, 08/01/35	0	(a)	383
5.00%, 09/01/35	115		114,423
5.00%, 10/01/35	40		40,309
5.00%, 11/01/35	366		365,954
5.00%, 11/01/35	0	(a)	459
5.00%, 12/01/35	3		3,710
5.00%, 01/01/36	14		13,864
5.00%, 02/01/36	7		7,402
5.00%, 03/01/36	477		476,300
5.00%, 03/01/36	0	(a)	243
5.00%, 04/01/36	0	(a)	343
5.00%, 04/01/36	1		510
5.00%, 05/01/36	368		368,272
5.00%, 06/01/36	33		33,240

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/36	$21		$20,508
5.00%, 08/01/36	1		677
5.00%, 11/01/36	2		2,239
5.00%, 12/01/36	2		1,530
5.00%, 02/01/37	14		13,321
5.00%, 03/01/37	8		8,127
5.00%, 04/01/37	2		1,579
5.00%, 05/01/37	9		8,753
5.00%, 06/01/37	6		5,865
5.00%, 07/01/37	369		368,710
5.00%, 01/01/38	5		4,750
5.00%, 02/01/38	603		602,513
5.00%, 02/01/38	0	(a)	266
5.00%, 03/01/38	37		37,223
5.00%, 04/01/38	81		80,775
5.00%, 04/01/38	0	(a)	859
5.00%, 05/01/38	22		20,998
5.00%, 06/01/38	3		2,509
5.00%, 07/01/38	68		68,008
5.00%, 11/01/38	0	(a)	84
5.00%, 12/01/38	4		4,261
5.00%, 01/01/39	170		170,819
5.00%, 02/01/39	15		14,743
5.00%, 03/01/39	397		396,450
5.00%, 04/01/39	3,109		3,110,969
5.00%, 04/01/39	0	(a)	461
5.00%, 05/01/39	783		783,478
5.00%, 06/01/39	659		656,932
5.00%, 07/01/39	29		28,805
5.00%, 08/01/39	547		548,061
5.00%, 09/01/39	351		350,704
5.00%, 10/01/39	337		336,432
5.00%, 11/01/39	55		54,937
5.00%, 12/01/39	1,289		1,291,558
5.00%, 01/01/40	101		100,609
5.00%, 02/01/40	42		42,111
5.00%, 03/01/40	224		224,348
5.00%, 04/01/40	856		855,112
5.00%, 05/01/40	7,828		7,827,796
5.00%, 06/01/40	203		203,549
5.00%, 07/01/40	891		890,192
5.00%, 08/01/40	4,981		4,983,171
5.00%, 09/01/40	654		653,573
5.00%, 10/01/40	124		123,975
5.00%, 11/01/40	16		15,609
5.00%, 12/01/40	1,282		1,282,162
5.00%, 01/01/41	155		154,263
5.00%, 02/01/41	434		433,801
5.00%, 03/01/41	1,423		1,420,693
5.00%, 04/01/41	2,182		2,180,483
5.00%, 05/01/41	6,710		6,705,213
5.00%, 06/01/41	1,002		1,000,451
5.00%, 07/01/41	499		497,648
5.00%, 08/01/41	1,060		1,059,022
5.00%, 11/01/41	105		104,484
5.00%, 04/01/42	372		371,416
5.00%, 08/01/43	23		22,742
5.00%, 09/01/43	411		410,670
5.00%, 10/01/43	994		992,738
5.00%, 11/01/43	42		41,720

144	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 12/01/43	$121		$120,973
5.00%, 01/01/44	1,499		1,496,313
5.00%, 03/01/44	475		473,383
5.00%, 06/01/44	154		153,807
5.00%, 07/01/44	990		990,937
5.00%, 08/01/44	116		115,187
5.00%, 09/01/44	929		926,279
5.00%, 11/01/44	408		407,302
5.00%, 01/01/45	7		6,633
5.00%, 07/01/45	3,051		3,050,713
5.00%, 03/01/47	17		16,490
5.00%, 04/01/47	89		87,332
5.00%, 05/01/47	629		619,549
5.00%, 07/01/47	583		583,019
5.00%, 08/01/47	167		164,410
5.00%, 09/01/47	843		830,514
5.00%, 10/01/47	442		436,134
5.00%, 11/01/47	70		68,700
5.00%, 02/01/48	770		759,786
5.00%, 03/01/48	1,359		1,340,518
5.00%, 04/01/48	1,631		1,609,456
5.00%, 06/01/48	1,746		1,722,791
5.00%, 07/01/48	3,449		3,404,703
5.00%, 08/01/48	4,955		4,889,694
5.00%, 09/01/48	5,290		5,218,815
5.00%, 10/01/48	3,090		3,040,261
5.00%, 11/01/48	5,463		5,388,623
5.00%, 12/01/48	1,258		1,241,145
5.00%, 01/01/49	9,962		9,825,208
5.00%, 02/01/49	6,104		6,012,361
5.00%, 03/01/49	4,835		4,769,945
5.00%, 04/01/49	7,062		6,965,913
5.00%, 05/01/49	1,857		1,831,764
5.00%, 07/01/49	7,878		7,767,245
5.00%, 08/01/49	18,415		18,163,658
5.00%, 09/01/49	1,200		1,182,977
5.00%, 10/01/49	4,038		3,983,815
5.00%, 11/01/49	1,106		1,090,809
5.00%, 03/01/50	1,887		1,861,381
5.00%, 04/01/50	982		960,948
5.00%, 05/01/50	488		477,377
5.00%, 09/01/50	33		32,147
5.00%, 01/01/51	1,141		1,116,545
5.00%, 07/01/52	12,045		11,715,160
5.00%, 08/01/52	38,381		37,402,203
5.00%, 09/01/52	20,823		20,296,795
5.00%, 10/01/52	42,850		41,632,383
5.00%, 11/01/52	136,618		132,684,037
5.00%, 12/01/52	24,607		23,963,076
5.00%, 02/01/53	31,223		30,287,270
5.00%, 09/14/53(c)	215,647		209,097,566
5.50%, 11/01/23	0	(a)	19
5.50%, 12/01/23	0	(a)	6
5.50%, 01/01/25	0	(a)	22
5.50%, 05/01/25	0	(a)	5
5.50%, 03/01/28	146		144,652
5.50%, 10/01/28	0	(a)	235
5.50%, 12/01/28	0	(a)	139
5.50%, 07/01/29	1		1,262
5.50%, 04/01/31	1		1,127

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/31	$11		$10,661
5.50%, 01/01/32	6		5,532
5.50%, 02/01/32	2		1,617
5.50%, 11/01/32	0	(a)	427
5.50%, 11/01/32	2		1,816
5.50%, 12/01/32	5		5,305
5.50%, 01/01/33	23		23,911
5.50%, 02/01/33	5		4,842
5.50%, 02/01/33	0	(a)	483
5.50%, 03/01/33	24		23,065
5.50%, 04/01/33	55		55,249
5.50%, 04/01/33	0	(a)	402
5.50%, 05/01/33	501		508,168
5.50%, 06/01/33	35		35,555
5.50%, 07/01/33	106		107,287
5.50%, 08/01/33	1		1,169
5.50%, 09/01/33	0	(a)	161
5.50%, 09/01/33	4		4,270
5.50%, 10/01/33	389		393,482
5.50%, 10/01/33	0	(a)	540
5.50%, 11/01/33	979		992,238
5.50%, 12/01/33	1		841
5.50%, 01/01/34	32		31,810
5.50%, 02/01/34	20		20,704
5.50%, 02/01/34	0	(a)	473
5.50%, 03/01/34	9		9,293
5.50%, 04/01/34	48		48,752
5.50%, 05/01/34	46		46,334
5.50%, 06/01/34	22		21,640
5.50%, 07/01/34	14		14,932
5.50%, 09/01/34	724		734,852
5.50%, 10/01/34	1		632
5.50%, 11/01/34	20		21,007
5.50%, 12/01/34	0	(a)	478
5.50%, 12/01/34	12		11,937
5.50%, 01/01/35	34		35,074
5.50%, 02/01/35	63		62,703
5.50%, 03/01/35	27		26,423
5.50%, 04/01/35	20		20,904
5.50%, 05/01/35	12		10,972
5.50%, 06/01/35	21		21,840
5.50%, 07/01/35	22		21,927
5.50%, 08/01/35	9		9,125
5.50%, 09/01/35	178		180,357
5.50%, 09/01/35	0	(a)	425
5.50%, 10/01/35	12		11,300
5.50%, 11/01/35	32		32,309
5.50%, 12/01/35	30		30,894
5.50%, 12/01/35	0	(a)	290
5.50%, 01/01/36	16		16,055
5.50%, 02/01/36	59		60,626
5.50%, 03/01/36	1		567
5.50%, 04/01/36	1,187		1,207,681
5.50%, 05/01/36	296		300,519
5.50%, 06/01/36	1		637
5.50%, 07/01/36	11		10,976
5.50%, 08/01/36	23		23,764
5.50%, 09/01/36	1,861		1,886,283
5.50%, 10/01/36	9		9,237
5.50%, 11/01/36	16		15,983

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/36	$0	(a)	$96
5.50%, 12/01/36	0	(a)	672
5.50%, 12/01/36	20		20,313
5.50%, 01/01/37	0	(a)	240
5.50%, 01/01/37	25		24,900
5.50%, 02/01/37	57		57,010
5.50%, 03/01/37	37		37,304
5.50%, 04/01/37	7		7,416
5.50%, 05/01/37	223		228,329
5.50%, 05/01/37	0	(a)	544
5.50%, 06/01/37	132		135,117
5.50%, 06/01/37	0	(a)	394
5.50%, 07/01/37	18		18,217
5.50%, 07/01/37	0	(a)	787
5.50%, 08/01/37	1,542		1,568,748
5.50%, 08/01/37	0	(a)	297
5.50%, 09/01/37	0	(a)	438
5.50%, 10/01/37	2		2,060
5.50%, 10/01/37	0	(a)	716
5.50%, 11/01/37	10		9,264
5.50%, 12/01/37	49		48,960
5.50%, 12/01/37	0	(a)	210
5.50%, 01/01/38	12		12,115
5.50%, 02/01/38	29		29,670
5.50%, 03/01/38	645		660,562
5.50%, 04/01/38	0	(a)	403
5.50%, 04/01/38	64		65,857
5.50%, 05/01/38	200		203,317
5.50%, 06/01/38	220		223,879
5.50%, 06/01/38	0	(a)	953
5.50%, 07/01/38	492		504,018
5.50%, 07/01/38	0	(a)	751
5.50%, 08/01/38	675		687,403
5.50%, 08/01/38	0	(a)	175
5.50%, 09/01/38	6		6,035
5.50%, 10/01/38	3		2,873
5.50%, 11/01/38	819		837,671
5.50%, 12/01/38	30		30,993
5.50%, 01/01/39	34		34,537
5.50%, 02/01/39	35		35,808
5.50%, 03/01/39	10		10,714
5.50%, 04/01/39	18		18,126
5.50%, 06/01/39	137		139,862
5.50%, 07/01/39	15		15,408
5.50%, 08/01/39	1		1,098
5.50%, 09/01/39	24		24,943
5.50%, 10/01/39	6		5,771
5.50%, 11/01/39	28		28,852
5.50%, 12/01/39	66		67,394
5.50%, 01/01/40	32		33,107
5.50%, 03/01/40	28		28,480
5.50%, 05/01/40	122		124,606
5.50%, 06/01/40	65		65,995
5.50%, 07/01/40	1,520		1,552,731
5.50%, 09/01/40	3,750		3,831,019
5.50%, 07/01/41	260		265,682
5.50%, 09/01/41	6,427		6,537,996
5.50%, 05/01/44	4,992		5,114,302
5.50%, 01/01/47	1,648		1,676,556
5.50%, 06/01/48	99		100,177

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/48	$2,130		$2,170,827
5.50%, 12/01/48	2,065		2,104,320
5.50%, 02/01/49	543		553,002
5.50%, 03/01/49	119		121,608
5.50%, 08/01/52	72,163		71,771,991
5.50%, 09/01/52	13,088		13,030,580
5.50%, 10/01/52	1,423		1,414,864
5.50%, 11/01/52	39,423		39,138,377
5.50%, 12/01/52	38,845		38,650,768
5.50%, 01/01/53	8,961		8,918,298
5.50%, 02/01/53	54,386		54,187,850
5.50%, 09/14/53(c)	359,754		355,200,863
6.00%, 05/01/24	0	(a)	2
6.00%, 12/01/24	0	(a)	43
6.00%, 03/01/28	0	(a)	436
6.00%, 04/01/28	0	(a)	65
6.00%, 11/01/28	0	(a)	489
6.00%, 12/01/28	0	(a)	1,108
6.00%, 01/01/29	0	(a)	397
6.00%, 01/01/29	1		1,459
6.00%, 02/01/29	0	(a)	1,497
6.00%, 02/01/29	4		3,729
6.00%, 03/01/29	2		1,740
6.00%, 03/01/29	0	(a)	74
6.00%, 04/01/29	2		2,021
6.00%, 05/01/29	0	(a)	144
6.00%, 06/01/29	0	(a)	31
6.00%, 06/01/29	1		656
6.00%, 07/01/29	1		1,411
6.00%, 04/01/30	1		991
6.00%, 04/01/31	1		873
6.00%, 04/01/31	0	(a)	22
6.00%, 05/01/31	4		4,341
6.00%, 05/01/31	0	(a)	395
6.00%, 11/01/31	6		5,868
6.00%, 02/01/32	2		2,195
6.00%, 03/01/32	2		2,118
6.00%, 04/01/32	4		3,897
6.00%, 06/01/32	1		1,184
6.00%, 09/01/32	2		2,536
6.00%, 11/01/32	29		30,163
6.00%, 12/01/32	20		20,851
6.00%, 12/01/32	0	(a)	762
6.00%, 01/01/33	16		17,433
6.00%, 02/01/33	6		5,701
6.00%, 02/01/33	0	(a)	429
6.00%, 03/01/33	17		17,382
6.00%, 03/01/33	0	(a)	61
6.00%, 05/01/33	2		2,048
6.00%, 10/01/33	2		2,198
6.00%, 11/01/33	1		1,440
6.00%, 12/01/33	16		16,557
6.00%, 02/01/34	4		3,695
6.00%, 03/01/34	1,300		1,338,759
6.00%, 04/01/34	2		2,346
6.00%, 05/01/34	215		221,404
6.00%, 08/01/34	284		292,260
6.00%, 09/01/34	0	(a)	483
6.00%, 09/01/34	10		10,790
6.00%, 10/01/34	14		13,817

146	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 11/01/34	$85		$87,950
6.00%, 11/01/34	0	(a)	489
6.00%, 12/01/34	5		4,971
6.00%, 01/01/35	26		26,288
6.00%, 02/01/35	10		10,494
6.00%, 04/01/35	3		3,010
6.00%, 06/01/35	8		8,238
6.00%, 07/01/35	78		81,303
6.00%, 09/01/35	11		11,150
6.00%, 10/01/35	33		34,271
6.00%, 12/01/35	33		34,193
6.00%, 01/01/36	6		5,689
6.00%, 01/01/36	0	(a)	293
6.00%, 02/01/36	2		1,832
6.00%, 03/01/36	1		819
6.00%, 05/01/36	0	(a)	571
6.00%, 05/01/36	22		22,666
6.00%, 06/01/36	444		461,653
6.00%, 07/01/36	9		9,608
6.00%, 08/01/36	421		441,638
6.00%, 10/01/36	13		14,069
6.00%, 11/01/36	33		34,401
6.00%, 11/01/36	0	(a)	585
6.00%, 12/01/36	10		10,242
6.00%, 01/01/37	3		3,123
6.00%, 02/01/37	69		70,486
6.00%, 03/01/37	27		28,469
6.00%, 04/01/37	0	(a)	333
6.00%, 04/01/37	15		16,319
6.00%, 06/01/37	24		25,071
6.00%, 07/01/37	21		21,189
6.00%, 07/01/37	0	(a)	1,037
6.00%, 08/01/37	16		15,552
6.00%, 09/01/37	12		12,317
6.00%, 10/01/37	7		6,578
6.00%, 11/01/37	31		32,449
6.00%, 12/01/37	25		25,943
6.00%, 12/01/37	0	(a)	53
6.00%, 01/01/38	79		81,305
6.00%, 02/01/38	31		31,982
6.00%, 02/01/38	0	(a)	393
6.00%, 03/01/38	320		335,013
6.00%, 04/01/38	24		24,689
6.00%, 05/01/38	790		828,396
6.00%, 07/01/38	17		16,552
6.00%, 08/01/38	93		97,344
6.00%, 09/01/38	24		24,240
6.00%, 09/01/38	0	(a)	364
6.00%, 10/01/38	15		14,872
6.00%, 11/01/38	10		10,732
6.00%, 12/01/38	6		6,175
6.00%, 06/01/39	2,256		2,324,959
6.00%, 09/01/39	2		1,642
6.00%, 10/01/39	188		196,731
6.00%, 04/01/40	31		31,987
6.00%, 09/01/40	4		4,194
6.00%, 10/01/40	43		45,261
6.00%, 07/01/41	638		668,631
6.00%, 02/01/49	970		1,017,511
6.00%, 09/14/53(c)	222,250		222,831,668

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/01/23	$0	(a)	$2
6.50%, 12/01/23	0	(a)	21
6.50%, 01/01/24	0	(a)	56
6.50%, 03/01/24	0	(a)	4
6.50%, 04/01/24	0	(a)	5
6.50%, 10/01/24	0	(a)	4
6.50%, 11/01/24	0	(a)	50
6.50%, 06/01/25	0	(a)	56
6.50%, 08/01/25	0	(a)	26
6.50%, 12/01/25	0	(a)	101
6.50%, 01/01/26	0	(a)	9
6.50%, 01/01/26	1		1,143
6.50%, 02/01/26	0	(a)	116
6.50%, 03/01/26	0	(a)	189
6.50%, 04/01/26	0	(a)	140
6.50%, 05/01/26	0	(a)	106
6.50%, 06/01/26	0	(a)	50
6.50%, 09/01/26	0	(a)	122
6.50%, 11/01/26	0	(a)	49
6.50%, 03/01/27	0	(a)	194
6.50%, 04/01/27	0	(a)	86
6.50%, 11/01/27	0	(a)	73
6.50%, 12/01/27	0	(a)	285
6.50%, 12/01/27	1		559
6.50%, 01/01/28	1		498
6.50%, 02/01/28	0	(a)	63
6.50%, 04/01/28	0	(a)	157
6.50%, 04/01/28	1		944
6.50%, 05/01/28	1		604
6.50%, 08/01/28	0	(a)	141
6.50%, 08/01/28	5		4,434
6.50%, 09/01/28	0	(a)	203
6.50%, 09/01/28	1		943
6.50%, 10/01/28	0	(a)	196
6.50%, 10/01/28	1		906
6.50%, 11/01/28	0	(a)	361
6.50%, 12/01/28	1		697
6.50%, 12/01/28	0	(a)	346
6.50%, 01/01/29	2		1,587
6.50%, 02/01/29	1		1,478
6.50%, 02/01/29	0	(a)	85
6.50%, 03/01/29	0	(a)	817
6.50%, 03/01/29	3		3,133
6.50%, 04/01/29	1		789
6.50%, 04/01/29	0	(a)	351
6.50%, 05/01/29	0	(a)	451
6.50%, 05/01/29	1		662
6.50%, 06/01/29	12		11,602
6.50%, 06/01/29	0	(a)	745
6.50%, 07/01/29	0	(a)	412
6.50%, 07/01/29	2		2,132
6.50%, 08/01/29	0	(a)	245
6.50%, 09/01/29	1		505
6.50%, 11/01/29	0	(a)	162
6.50%, 05/01/30	0	(a)	115
6.50%, 12/01/30	1		609
6.50%, 01/01/31	0	(a)	97
6.50%, 03/01/31	0	(a)	368
6.50%, 04/01/31	0	(a)	77
6.50%, 04/01/31	2		1,832

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 05/01/31	$0	(a)	$478
6.50%, 05/01/31	4		3,788
6.50%, 06/01/31	0	(a)	89
6.50%, 07/01/31	3		2,205
6.50%, 07/01/31	0	(a)	560
6.50%, 08/01/31	0	(a)	428
6.50%, 08/01/31	1		866
6.50%, 09/01/31	3		3,038
6.50%, 10/01/31	4		4,288
6.50%, 10/01/31	0	(a)	405
6.50%, 11/01/31	2		1,810
6.50%, 12/01/31	3		3,389
6.50%, 12/01/31	0	(a)	173
6.50%, 02/01/32	0	(a)	787
6.50%, 02/01/32	2		2,212
6.50%, 03/01/32	9		9,519
6.50%, 04/01/32	1		618
6.50%, 05/01/32	5		4,519
6.50%, 06/01/32	2		1,742
6.50%, 06/01/32	0	(a)	263
6.50%, 07/01/32	5		5,613
6.50%, 07/01/32	0	(a)	516
6.50%, 08/01/32	13		13,426
6.50%, 08/01/32	0	(a)	558
6.50%, 09/01/32	11		11,570
6.50%, 11/01/32	0	(a)	280
6.50%, 01/01/33	0	(a)	429
6.50%, 03/01/33	5		4,756
6.50%, 05/01/33	1		513
6.50%, 05/01/33	0	(a)	345
6.50%, 06/01/33	5		5,515
6.50%, 07/01/33	0	(a)	73
6.50%, 09/01/33	0	(a)	190
6.50%, 11/01/33	4		4,516
6.50%, 01/01/34	7		7,352
6.50%, 03/01/34	0	(a)	239
6.50%, 05/01/34	12		12,264
6.50%, 08/01/34	8		8,670
6.50%, 09/01/34	17		17,857
6.50%, 10/01/34	2		2,448
6.50%, 11/01/34	1		943
6.50%, 04/01/35	3		2,699
6.50%, 02/01/36	5		5,507
6.50%, 05/01/36	1		928
6.50%, 06/01/36	0	(a)	443
6.50%, 07/01/36	0	(a)	356
6.50%, 07/01/36	1		952
6.50%, 08/01/36	34		36,219
6.50%, 08/01/36	0	(a)	240
6.50%, 09/01/36	137		143,773
6.50%, 10/01/36	28		28,994
6.50%, 11/01/36	0	(a)	344
6.50%, 12/01/36	28		29,536
6.50%, 12/01/36	0	(a)	637
6.50%, 02/01/37	6		6,520
6.50%, 03/01/37	3		2,662
6.50%, 06/01/37	1		627
6.50%, 07/01/37	36		38,200
6.50%, 07/01/37	0	(a)	322
6.50%, 08/01/37	1,179		1,243,179

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 08/01/37	$0	(a)	$107
6.50%, 09/01/37	0	(a)	148
6.50%, 09/01/37	9		8,860
6.50%, 10/01/37	77		81,817
6.50%, 10/01/37	0	(a)	726
6.50%, 11/01/37	18		19,354
6.50%, 11/01/37	0	(a)	270
6.50%, 12/01/37	45		47,689
6.50%, 12/01/37	0	(a)	680
6.50%, 01/01/38	5		4,828
6.50%, 02/01/38	6		6,873
6.50%, 03/01/38	14		14,821
6.50%, 05/01/38	39		40,576
6.50%, 06/01/38	12		12,637
6.50%, 09/01/38	4		4,473
6.50%, 12/01/38	5		5,178
6.50%, 01/01/39	7		8,010
6.50%, 03/01/39	3		3,433
6.50%, 05/01/39	2		2,520
6.50%, 10/01/39	1,097		1,156,566
6.50%, 05/01/40	722		761,138
7.00%, 09/01/23	0	(a)	1
7.00%, 10/01/23	0	(a)	6
7.00%, 12/01/23	0	(a)	12
7.00%, 01/01/24	0	(a)	8
7.00%, 02/01/24	0	(a)	198
7.00%, 03/01/24	0	(a)	75
7.00%, 05/01/24	1		491
7.00%, 10/01/24	0	(a)	3
7.00%, 11/01/24	0	(a)	54
7.00%, 08/01/25	0	(a)	115
7.00%, 09/01/25	0	(a)	69
7.00%, 10/01/25	0	(a)	75
7.00%, 12/01/25	0	(a)	353
7.00%, 12/01/25	1		774
7.00%, 02/01/26	0	(a)	124
7.00%, 03/01/26	0	(a)	263
7.00%, 04/01/26	0	(a)	32
7.00%, 05/01/26	0	(a)	522
7.00%, 08/01/26	0	(a)	84
7.00%, 11/01/26	2		1,565
7.00%, 02/01/27	0	(a)	25
7.00%, 04/01/27	0	(a)	118
7.00%, 07/01/27	0	(a)	240
7.00%, 08/01/27	1		1,270
7.00%, 09/01/27	0	(a)	113
7.00%, 09/01/27	1		529
7.00%, 11/01/27	0	(a)	147
7.00%, 12/01/27	0	(a)	144
7.00%, 03/01/28	0	(a)	461
7.00%, 04/01/28	0	(a)	217
7.00%, 04/01/28	1		1,100
7.00%, 07/01/28	0	(a)	232
7.00%, 07/01/28	1		603
7.00%, 08/01/28	0	(a)	264
7.00%, 01/01/29	0	(a)	305
7.00%, 02/01/29	0	(a)	302
7.00%, 05/01/29	0	(a)	497
7.00%, 06/01/29	0	(a)	504
7.00%, 07/01/29	0	(a)	30

148	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/01/29	$0	(a)	$144
7.00%, 08/01/29	1		993
7.00%, 10/01/29	0	(a)	38
7.00%, 01/01/30	0	(a)	74
7.00%, 02/01/30	0	(a)	191
7.00%, 09/01/30	1		608
7.00%, 12/01/30	0	(a)	105
7.00%, 02/01/31	0	(a)	141
7.00%, 09/01/31	0	(a)	480
7.00%, 11/01/31	0	(a)	47
7.00%, 03/01/32	3		3,661
7.00%, 04/01/32	24		25,361
7.00%, 04/01/32	0	(a)	280
7.00%, 05/01/32	10		9,754
7.00%, 05/01/32	0	(a)	344
7.00%, 07/01/32	0	(a)	425
7.00%, 08/01/32	1		821
7.00%, 10/01/32	0	(a)	716
7.00%, 12/01/32	9		9,165
7.00%, 01/01/36	2		1,804
7.00%, 07/01/36	1		843
7.00%, 08/01/36	1		966
7.00%, 01/01/37	1		1,309
7.00%, 03/01/37	2		2,610
7.00%, 04/01/37	375		403,906
7.00%, 04/01/37	0	(a)	325
7.00%, 05/01/37	6		6,713
7.00%, 06/01/37	0	(a)	232
7.00%, 06/01/37	7		6,930
7.00%, 09/01/37	0	(a)	470
7.00%, 12/01/37	10		10,764
7.00%, 05/01/38	0	(a)	426
7.00%, 12/01/38	3		2,807
7.00%, 01/01/39	0	(a)	406
7.50%, 03/01/24	0	(a)	4
7.50%, 04/01/24	0	(a)	321
7.50%, 05/01/24	0	(a)	29
7.50%, 06/01/24	0	(a)	7
7.50%, 07/01/24	0	(a)	185
7.50%, 08/01/24	0	(a)	84
7.50%, 09/01/24	0	(a)	17
7.50%, 09/01/25	0	(a)	61
7.50%, 10/01/25	0	(a)	110
7.50%, 11/01/25	0	(a)	279
7.50%, 12/01/25	0	(a)	139
7.50%, 05/01/26	0	(a)	82
7.50%, 07/01/26	0	(a)	10
7.50%, 08/01/26	0	(a)	74
7.50%, 01/01/27	0	(a)	19
7.50%, 04/01/27	0	(a)	235
7.50%, 07/01/27	0	(a)	394
7.50%, 09/01/27	0	(a)	50
7.50%, 11/01/27	0	(a)	68
7.50%, 01/01/28	0	(a)	121
7.50%, 07/01/29	0	(a)	467
7.50%, 08/01/29	0	(a)	47
7.50%, 09/01/29	1		570
7.50%, 09/01/29	0	(a)	524
7.50%, 10/01/29	0	(a)	53
7.50%, 05/01/30	0	(a)	47

Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 06/01/30	$0	(a)	$550
7.50%, 12/01/30	0	(a)	52
7.50%, 12/01/30	2		1,481
7.50%, 01/01/31	0	(a)	164
7.50%, 03/01/31	0	(a)	8
7.50%, 05/01/31	2		1,711
7.50%, 05/01/31	0	(a)	316
7.50%, 06/01/31	0	(a)	667
7.50%, 07/01/32	0	(a)	130
7.50%, 10/01/32	0	(a)	47
7.50%, 03/01/33	2		2,186
7.50%, 06/01/33	0	(a)	252
7.50%, 12/01/37	0	(a)	348
8.00%, 10/01/23	0	(a)	1
8.00%, 07/01/24	0	(a)	10
8.00%, 08/01/25	0	(a)	23
8.00%, 10/01/25	0	(a)	74
8.00%, 12/01/25	0	(a)	33
8.00%, 01/01/26	0	(a)	140
8.00%, 09/01/26	1		641
8.00%, 08/01/27	0	(a)	101
8.00%, 06/01/28	0	(a)	70
8.00%, 07/01/29	0	(a)	49
8.00%, 08/01/29	0	(a)	190
8.00%, 08/01/29	1		515
8.00%, 04/01/30	0	(a)	72
8.00%, 06/01/30	0	(a)	205
8.00%, 10/01/30	0	(a)	150
8.50%, 06/01/25	0	(a)	21
8.50%, 09/01/25	0	(a)	18
8.50%, 12/01/25	0	(a)	24
8.50%, 12/01/26	0	(a)	161
8.50%, 04/01/30	1		564
8.50%, 05/01/32	2		1,731
9.00%, 11/01/26	0	(a)	12
9.00%, 06/01/27	0	(a)	226
9.00%, 09/01/30	0	(a)	214
9.00%, 10/01/30	0	(a)	77

			26,840,267,511

U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
4.50%, 04/01/53	18,547		17,609,889
5.00%, 04/01/53	19,118		18,538,733

			36,148,622

Total Long-Term Investments — 100.9% (Cost: $29,824,284,015)			26,876,416,133

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(e)(f)(g)	1,935,055		1,935,635,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	100		100,000

Total Short-Term Securities — 7.3% (Cost: $1,934,573,478)			1,935,735,525

Total Investments Before TBA Sales Commitments — 108.2% (Cost: $31,758,857,493)			28,812,151,658

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(c)

Mortgage-Backed Securities — (1.5)%
Government National Mortgage Association
3.00%, 09/21/53	(17,600)	$(15,473,562)
3.50%, 09/21/53	(48,100)	(43,675,176)
5.00%, 09/21/53	(33,700)	(32,792,338)
5.50%, 09/21/53	(40,825)	(40,410,371)
Uniform Mortgage-Backed Securities
2.50%, 09/14/53	(9,225)	(7,641,615)
4.00%, 09/14/53	(12,800)	(11,814,000)
5.00%, 09/14/53	(104,900)	(101,714,073)
5.50%, 09/14/53	(81,825)	(80,789,402)
6.00%, 09/14/53	(60,925)	(61,084,452)

Total TBA Sales Commitments — (1.5)% (Proceeds: $(393,556,883))		(395,394,989)

Total Investments, Net of TBA Sales Commitments — 106.7% (Cost: $31,365,300,610)		28,416,756,669

Liabilities in Excess of Other Assets — (6.7)%		(1,775,861,571)

Net Assets — 100.0%		$26,640,895,098

(a)	Rounds to less than 1,000.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,327,621,011	$—		$(391,279,670	)(a)	$(131,677)	$(574,139)	$1,935,635,525	1,935,055	$62,478,058	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	2,501	—

						$(131,677)	$(574,139)	$1,935,735,525		$62,480,559	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$26,876,416,133	$—	$26,876,416,133
Short-Term Securities
Money Market Funds	1,935,735,525	—	—	1,935,735,525
Liabilities
Investments
TBA Sales Commitments	—	(395,394,989)	—	(395,394,989)

	$1,935,735,525	$26,481,021,144	$—	$28,416,756,669

See notes to financial statements.

150	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$648,867,174	$177,544,945	$2,958,664,087	$26,876,416,133
Investments, at value — affiliated(c)	7,081,753	4,877,197	45,151,164	1,935,735,525
Cash	8,852	3,713	—	—
Cash pledged as collateral for TBA commitments	—	—	—	739,000
Receivables:
Investments sold	18,556,075	1,642,913	38,148,599	47,611,063
Securities lending income — affiliated	4,592	1,725	15,491	—
TBA sales commitments	—	—	—	393,556,883
Capital shares sold	16,624,444	193,230	1,748,769	—
Dividends — affiliated	3,899	5,055	69,176	9,559,245
Interest — unaffiliated	5,044,055	1,438,714	21,244,457	71,307,535

Total assets	696,190,844	185,707,492	3,065,041,743	29,334,925,384

LIABILITIES
Bank overdraft	—	—	2,156	2,164,591
Cash received as collateral for TBA commitments	—	—	—	703,000
Collateral on securities loaned, at value	5,741,753	3,237,197	25,851,164	—
TBA sales commitments, at value(d)	—	—	—	395,394,989
Payables:
Investments purchased	34,230,457	2,730,763	47,259,781	2,295,026,778
Investment advisory fees	100,148	27,044	494,430	740,928

Total liabilities	40,072,358	5,995,004	73,607,531	2,694,030,286

Commitments and contingent liabilities

NET ASSETS	$656,118,486	$179,712,488	$2,991,434,212	$26,640,895,098

NET ASSETS CONSIST OF
Paid-in capital	$713,873,535	$204,492,532	$3,200,512,170	$30,140,651,062
Accumulated loss	(57,755,049)	(24,780,044)	(209,077,958)	(3,499,755,964)

NET ASSETS	$656,118,486	$179,712,488	$2,991,434,212	$26,640,895,098

NET ASSET VALUE
Shares outstanding	6,150,000	1,750,000	29,150,000	290,000,000

Net asset value	$106.69	$102.69	$102.62	$91.87

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$679,273,496	$196,286,377	$3,146,612,443	$29,824,284,015
(b) Securities loaned, at value	$—	$3,147,146	$24,804,128	$—
(c) Investments, at cost — affiliated	$7,081,753	$4,877,197	$45,151,164	$1,934,573,478
(d) Proceeds from TBA sales commitments	$—	$—	$—	$393,556,883

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	151

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — affiliated	$84,447	$15,158	$237,074	$62,480,559
Interest — unaffiliated	10,703,452	2,314,678	40,270,631	398,046,960
Securities lending income — affiliated — net	169,020	5,676	79,339	—
Other income — unaffiliated	—	220	1,877	—

Total investment income	10,956,919	2,335,732	40,588,921	460,527,519

EXPENSES
Investment advisory	652,109	154,161	2,741,447	4,976,284

Total expenses	652,109	154,161	2,741,447	4,976,284

Less:
Investment advisory fees waived	—	—	—	(747,751)

Total expenses after fees waived	652,109	154,161	2,741,447	4,228,533

Net investment income	10,304,810	2,181,571	37,847,474	456,298,986

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(770,926)	(611,208)	(7,003,298)	(105,637,323)
Investments — affiliated	—	—	—	(131,677)
In-kind redemptions — unaffiliated(a)	(5,816,220)	(1,869,206)	(1,990,280)	—

	(6,587,146)	(2,480,414)	(8,993,578)	(105,769,000)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	9,709,682	2,600,075	10,294,984	(296,674,918)
Investments — affiliated	—	—	—	(574,139)

	9,709,682	2,600,075	10,294,984	(297,249,057)

Net realized and unrealized gain (loss)	3,122,536	119,661	1,301,406	(403,018,057)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,427,346	$2,301,232	$39,148,880	$53,280,929

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

152	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,304,810	$11,576,920	$2,181,571	$4,692,211
Net realized loss	(6,587,146)	(26,520,521)	(2,480,414)	(44,352,719)
Net change in unrealized appreciation (depreciation)	9,709,682	(26,765,131)	2,600,075	(746,066)

Net increase (decrease) in net assets resulting from operations	13,427,346	(41,708,732)	2,301,232	(40,406,574)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,395,216)	(10,556,499)	(2,106,155)	(4,886,139)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(33,087,951)	25,611,737	25,041,954	(227,772,697)

NET ASSETS
Total increase (decrease) in net assets	(30,055,821)	(26,653,494)	25,237,031	(273,065,410)
Beginning of period	686,174,307	712,827,801	154,475,457	427,540,867

End of period	$656,118,486	$686,174,307	$179,712,488	$154,475,457

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	153

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,847,474	$49,031,035	$456,298,986	$562,290,132
Net realized loss	(8,993,578)	(47,014,675)	(105,769,000)	(278,853,955)
Net change in unrealized appreciation (depreciation)	10,294,984	(159,326,127)	(297,249,057)	(2,238,229,523)

Net increase (decrease) in net assets resulting from operations	39,148,880	(157,309,767)	53,280,929	(1,954,793,346)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,764,248)	(47,097,176)	(442,413,518)	(518,398,942)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	527,231,946	98,268,765	2,299,453,297	3,123,142,907

NET ASSETS
Total increase (decrease) in net assets	530,616,578	(106,138,178)	1,910,320,708	649,950,619
Beginning of period	2,460,817,634	2,566,955,812	24,730,574,390	24,080,623,771

End of period	$2,991,434,212	$2,460,817,634	$26,640,895,098	$24,730,574,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

154	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$106.38		$114.97	$118.50	$118.95	$112.08	$111.42

Net investment income(a)	1.70		2.01	0.85	1.25	2.61	2.57
Net realized and unrealized gain (loss)(b)	0.30		(8.76)	(3.24)	0.87	6.89	0.57

Net increase (decrease) from investment operations	2.00		(6.75)	(2.39)	2.12	9.50	3.14

Distributions(c)
From net investment income		(1.69)	(1.84)	(0.84)	(2.11)	(2.63)	(2.48)
From net realized gain	—		—	(0.30)	(0.46)	—	—

Total distributions		(1.69)	(1.84)	(1.14)	(2.57)	(2.63)	(2.48)

Net asset value, end of period	$106.69		$106.38	$114.97	$118.50	$118.95	$112.08

Total Return(d)
Based on net asset value	1.88	%(e)	(5.89)%	(2.02)%	1.77%	8.57%	2.86%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	3.16	%(g)	1.85%	0.73%	1.04%	2.27%	2.31%

Supplemental Data
Net assets, end of period (000)	$656,118		$686,174	$712,828	$788,037	$594,747	$627,634

Portfolio turnover rate(h)		8%	92%	146%	158%	72%	69%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	155

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$102.98		$117.13	$121.96	$122.67	$111.23	$111.13

Net investment income(a)	1.48		2.09	1.52	1.88	2.94	2.87
Net realized and unrealized gain (loss)(b)		(0.34)	(14.00)	(4.87)	(0.63)	11.59	0.13

Net increase (decrease) from investment operations	1.14		(11.91)	(3.35)	1.25	14.53	3.00

Distributions from net investment income(c)		(1.43)	(2.24)	(1.48)	(1.96)	(3.09)	(2.90)

Net asset value, end of period	$102.69		$102.98	$117.13	$121.96	$122.67	$111.23

Total Return(d)
Based on net asset value	1.10	%(e)	(10.22)%	(2.76)%	0.99%	13.24%	2.76%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.83	%(g)	1.94%	1.26%	1.51%	2.52%	2.60%

Supplemental Data
Net assets, end of period (000)	$179,712		$154,475	$427,541	$280,502	$226,938	$100,108

Portfolio turnover rate(h)		8%	17%	21%	24%	16%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

156	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$102.32		$111.36	$116.01	$115.67	$108.94	$108.09

Net investment income(a)	1.43		2.08	1.63	2.04	2.57	2.41
Net realized and unrealized gain (loss)(b)	0.24		(9.12)	(4.64)	0.41	6.73	0.82

Net increase (decrease) from investment operations	1.67		(7.04)	(3.01)	2.45	9.30	3.23

Distributions from net investment income(c)		(1.37)	(2.00)	(1.64)	(2.11)	(2.57)	(2.38)

Net asset value, end of period	$102.62		$102.32	$111.36	$116.01	$115.67	$108.94

Total Return(d)
Based on net asset value	1.63	%(e)	(6.36)%	(2.61)%	2.11%	8.63%	3.04%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.76	%(g)	1.99%	1.42%	1.75%	2.29%	2.24%

Supplemental Data
Net assets, end of period (000)	$2,991,434		$2,460,818	$2,566,956	$2,314,399	$2,186,171	$2,206,040

Portfolio turnover rate(h)		10%	22%	30%	26%	19%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	157

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$93.15		$104.74	$109.29	$109.75	$105.07	$104.27

Net investment income(a)	1.61		2.43	1.21	1.77	2.92	3.04
Net realized and unrealized gain (loss)(b)		(1.32)	(11.80)	(4.65)	0.02	4.71	0.56

Net increase (decrease) from investment operations	0.29		(9.37)	(3.44)	1.79	7.63	3.60

Distributions(c)
From net investment income		(1.57)	(2.22)	(1.11)	(1.98)	(2.95)	(2.80)
Return of capital	—		—	—	(0.27)	—	—

Total distributions		(1.57)	(2.22)	(1.11)	(2.25)	(2.95)	(2.80)

Net asset value, end of period	$91.87		$93.15	$104.74	$109.29	$109.75	$105.07

Total Return(d)
Based on net asset value	0.30	%(e)	(9.01)%	(3.15)%	1.62%	7.35%	3.53%

Ratios to Average Net Assets(f)
Total expenses	0.04	%(g)	0.04%	0.05%	0.06%	0.07%	0.09%

Total expenses after fees waived	0.03	%(g)	0.03%	0.04%	0.05%	0.06%	0.08%

Net investment income	3.43	%(g)	2.52%	1.12%	1.60%	2.72%	2.93%

Supplemental Data
Net assets, end of period (000)	$26,640,895		$24,730,574	$24,080,624	$26,480,590	$23,837,087	$15,592,245

Portfolio turnover rate(h)(i)		133%	249%	349%	405%	253%	343%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

158	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain

N O T E S T O F I N A N C I A L S T A T E M E N T S	159

Notes to Financial Statements (unaudited) (continued)

fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

160	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Agency Bond
Barclays Capital, Inc(b)	$—	$—		$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	161

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Government/Credit Bond
Barclays Bank PLC	$161,567	$(161,567)	$—		$—
Barclays Capital, Inc.	34,585	(34,585)	—		—
BMO Capital Markets	25,956	(25,956)	—		—
BNP Paribas SA	65,873	(65,873)	—		—
BofA Securities, Inc.	127,402	(127,402)	—		—
Citigroup Global Markets, Inc.	697,426	(697,426)	—		—
Deutsche Bank Securities, Inc.	9,518	(9,518)	—		—
Goldman Sachs & Co. LLC	755,345	(755,345)	—		—
HSBC Securities (USA), Inc.	24,156	(24,156)	—		—
J.P. Morgan Securities LLC	680,258	(680,258)	—		—
Jefferies LLC	31,050	(31,050)	—		—
Morgan Stanley	320,949	(320,949)	—		—
Nomura Securities International, Inc.	63,862	(63,862)	—		—
Pershing LLC	9,578	(9,578)	—		—
RBC Capital Markets LLC	44,281	(44,281)	—		—
Toronto-Dominion Bank	44,506	(44,506)	—		—
Wells Fargo Securities LLC	50,834	(50,834)	—		—

	$3,147,146	$(3,147,146)	$—		$—

Intermediate Government/Credit Bond
Barclays Bank PLC	$1,015,817	$(1,015,817)	$—		$—
Barclays Capital, Inc.	9,229,354	(9,229,354)	—		—
BNP Paribas SA	142,223	(142,223)	—		—
BofA Securities, Inc.	515,032	(515,032)	—		—
Citigroup Global Markets, Inc.	640,158	(640,158)	—		—
Deutsche Bank Securities, Inc.	153,929	(153,929)	—		—
Goldman Sachs & Co. LLC	1,236,651	(1,236,651)	—		—
J.P. Morgan Securities LLC	2,085,584	(2,085,584)	—		—
Jefferies LLC	53,681	(53,681)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	104,471	(104,471)	—		—
Morgan Stanley & Co. LLC	1,064,242	(1,064,242)	—		—
Nomura Securities International, Inc.	384,100	(374,498)	—		9,602	(c)
Pershing LLC	286,883	(286,883)	—		—
RBC Capital Markets LLC	295,621	(295,621)	—		—
Scotia Capital (USA), Inc.	436,471	(436,471)	—		—
Toronto-Dominion Bank	464,110	(464,110)	—		—
Wells Fargo Bank, National Association	14,983	(14,983)	—		—
Wells Fargo Securities LLC	6,680,818	(6,680,818)	—		—

	$24,804,128	$(24,794,526)	$—		$9,602

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)	Securities loaned with a value of $5,610,376 have been sold and are pending settlement as of August 31, 2023.
(c)

The market value of the loaned securities is determined as of August 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

162	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.0380
Over $181 billion, up to and including $231 billion	0.0361
Over $231 billion, up to and including $281 billion	0.0343
Over $281 billion	0.0326

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MBS	$747,751

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Agency Bond	$40,854
Government/Credit Bond	1,461
Intermediate Government/Credit Bond	20,941

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	163

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$68,616,924	$49,458,438	$—	$—
Government/Credit Bond	10,005,525	9,150,959	2,743,157	3,824,899
Intermediate Government/Credit Bond	181,172,507	199,541,547	76,733,291	58,688,199
MBS	34,798,353,516	34,787,705,695	121,317,374	120,323,595

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$120,302,402	$133,478,900
Government/Credit Bond	54,678,407	30,046,372
Intermediate Government/Credit Bond	661,865,150	141,693,456
MBS	2,281,829,631	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

Agency Bond	$(22,338,739)
Government/Credit Bond	(3,949,245)
Intermediate Government/Credit Bond	(19,061,143)
MBS	(483,299,459)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$686,370,164	$280,375	$(30,701,612)	$(30,421,237)
Government/Credit Bond	201,196,851	364,051	(19,138,760)	(18,774,709)
Intermediate Government/Credit Bond	3,192,254,588	1,045,110	(189,484,447)	(188,439,337)
MBS	31,801,973,450	31,506,415	(3,023,166,313)	(2,991,659,898)

164	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

N O T E S T O F I N A N C I A L S T A T E M E N T S	165

Notes to Financial Statements (unaudited) (continued)

economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	1,350,000	$144,309,787	1,350,000	$145,437,914
Shares redeemed	(1,650,000)	(177,397,738)	(1,100,000)	(119,826,177)

	(300,000)	$(33,087,951)	250,000	$25,611,737

Government/Credit Bond
Shares sold	550,000	$55,968,770	1,250,000	$136,441,706
Shares redeemed	(300,000)	(30,926,816)	(3,400,000)	(364,214,403)

	250,000	$25,041,954	(2,150,000)	$(227,772,697)

Intermediate Government/Credit Bond
Shares sold	6,500,000	$671,040,663	7,850,000	$816,864,185
Shares redeemed	(1,400,000)	(143,808,717)	(6,850,000)	(718,595,420)

	5,100,000	$527,231,946	1,000,000	$98,268,765

MBS
Shares sold	29,600,000	$2,771,597,736	60,100,000	$5,534,768,968
Shares redeemed	(5,100,000)	(472,144,439)	(24,500,000)	(2,411,626,061)

	24,500,000	$2,299,453,297	35,600,000	$3,123,142,907

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

166	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Agency Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	167

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

168	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	169

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

170	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

iShares MBS ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	171

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

172	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	173

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

174	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest & Principal of Securities

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	175

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-205-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

•  iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.94%	6.45%	2.32%	3.36%	6.45%	12.17%	39.16%
Fund Market	4.07	7.01	2.29	3.31	7.01	11.97	38.44
Index	4.22	7.05	2.81	3.86	7.05	14.89	45.98

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,039.40	$ 2.51		$ 1,000.00	$ 1,022.70	$ 2.49		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.1%
Baa	2.0
Ba	41.9
B	44.0
Caa	10.2
Ca	0.9
Not Rated	0.9

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

0-1 Year	0.2%
1-5 Years	53.1
5-10 Years	44.7
10-15 Years	0.7
More than 20 Years	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.29%	0.65%	1.41%	2.63%	0.65%	7.23%	29.61%
Fund Market	2.25	0.95	1.42	2.63	0.95	7.30	29.69
Index	2.37	0.78	1.52	2.79	0.78	7.84	31.63

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,022.90	$ 0.71		$ 1,000.00	$ 1,024.40	$ 0.71		0.14%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.8%
Aa	4.8
A	47.9
Baa	42.1
Ba	2.0
Not Rated	0.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	19.5%
5-10 Years	36.4
10-15 Years	7.7
15-20 Years	8.9
More than 20 Years	27.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 10/02/23)(a)(b)	$18,951	$16,819,012
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	16,795	12,547,664
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	15,239	11,930,461
9.00%, 09/15/28(a)	3,575	3,565,097
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	8,784	7,362,561
3.75%, 02/15/28 (Call 09/18/23)(b)	9,541	8,689,466
4.00%, 02/15/30 (Call 02/15/25)(b)	8,175	7,167,687
4.88%, 01/15/29 (Call 01/15/24)(b)	6,299	5,882,085
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	8,447	6,965,758
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	8,191	6,681,436
5.00%, 08/15/27 (Call 09/11/23)(a)(b)	10,277	9,300,685
6.25%, 06/15/25 (Call 10/02/23)(a)(b)	6,750	6,642,506
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	17,546	14,727,674
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 09/11/23)(a)(b)	15,104	11,847,578

		130,129,670

Aerospace & Defense — 2.8%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	12,028	11,228,098
7.13%, 06/15/26 (Call 10/03/23)(a)	19,213	18,904,262
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	12,637	12,377,152
7.88%, 04/15/27 (Call 10/03/23)(a)(b)	29,711	29,636,723
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	10,992	9,452,351
5.13%, 10/01/24 (Call 07/01/24)	12,656	12,529,440
6.88%, 05/01/25 (Call 04/01/25)	7,787	7,834,734
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	16,088	15,162,940
5.75%, 10/15/27 (Call 07/15/27)(a)	16,889	16,407,209
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,189	9,077,636
7.50%, 04/15/25 (Call 10/02/23)(a)(b)	18,748	18,513,650
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	15,103	15,750,013
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	19,318	17,304,892
4.88%, 05/01/29 (Call 05/01/24)(b)	12,215	10,985,459
5.50%, 11/15/27 (Call 10/02/23)	43,201	41,040,950
6.25%, 03/15/26 (Call 10/02/23)(a)	67,175	66,640,146
6.38%, 06/15/26 (Call 09/17/23)	10,733	10,731,199
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	33,107	33,198,110
6.88%, 12/15/30(a)	10,975	11,043,594
7.50%, 03/15/27 (Call 10/02/23)	8,857	8,884,801
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 09/17/23)	8,288	8,426,306
Triumph Group Inc.
7.75%, 08/15/25 (Call 10/02/23)(b)	9,020	8,498,734
9.00%, 03/15/28 (Call 03/15/25)(a)	19,600	19,712,126

		413,340,525

Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 09/11/23)(a)(b)	7,663	7,461,367
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	16,243	15,830,822

Security	Par (000)	Value

Agriculture (continued)
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	$13,936	$12,106,900
10.50%, 11/01/26 (Call 10/02/23)(a)(b)	8,306	8,340,913

		43,740,002

Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	19,528	17,990,170
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	8,460	8,105,237
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	12,126	11,913,189
11.75%, 07/15/25(a)	36,123	39,554,685
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	43,414	42,523,956
5.75%, 04/20/29(a)	48,140	46,023,834
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	13,698	13,255,281
3.75%, 10/28/29 (Call 07/28/29)(b)	9,455	8,399,255
4.38%, 04/19/28 (Call 01/19/28)(b)	8,574	8,068,563
7.38%, 01/15/26 (Call 12/15/25)(b)	14,780	15,212,863
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	19,765	18,290,455
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	17,035	17,056,619
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	32,415	30,470,100
4.63%, 04/15/29 (Call 10/15/28)(a)	32,035	28,476,872
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	15,957	12,969,052
7.88%, 05/01/27 (Call 05/01/24)(a)(b)	7,728	6,993,840
9.50%, 06/01/28(a)(b)	7,665	7,070,962

		332,374,933

Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,582	13,599,028
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	10,093	10,119,191

		23,718,219

Auto Manufacturers — 3.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	16,575	13,844,766
4.75%, 10/01/27 (Call 09/11/23)(a)	6,444	6,054,713
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,896	7,627,389
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	16,691	16,962,229
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	31,703	24,747,996
4.35%, 12/08/26 (Call 09/08/26)(b)	19,173	18,505,868
6.10%, 08/19/32 (Call 05/19/32)(b)	22,716	21,686,965
9.63%, 04/22/30 (Call 01/22/30)(b)	5,218	6,037,008
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	16,194	15,212,867
2.70%, 08/10/26 (Call 07/10/26)	17,859	15,988,552
2.90%, 02/16/28 (Call 12/16/27)	9,322	7,937,590
2.90%, 02/10/29 (Call 12/10/28)(b)	8,941	7,382,584
3.38%, 11/13/25 (Call 10/13/25)(b)	26,576	24,748,900
3.63%, 06/17/31 (Call 03/17/31)(b)	12,149	9,859,589
3.66%, 09/08/24	9,610	9,333,328
3.82%, 11/02/27 (Call 08/02/27)	9,374	8,388,558
4.00%, 11/13/30 (Call 08/13/30)(b)	21,292	18,043,905

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.06%, 11/01/24 (Call 10/01/24)	$18,443	$17,832,537
4.13%, 08/04/25	16,748	15,990,823
4.13%, 08/17/27 (Call 06/17/27)	15,498	14,093,777
4.27%, 01/09/27 (Call 11/09/26)	11,101	10,283,411
4.39%, 01/08/26	14,290	13,539,075
4.54%, 08/01/26 (Call 06/01/26)	9,112	8,583,802
4.69%, 06/09/25 (Call 04/09/25)(b)	7,276	7,017,065
4.95%, 05/28/27 (Call 04/28/27)(b)	18,450	17,298,130
5.11%, 05/03/29 (Call 02/03/29)(b)	18,978	17,533,300
5.13%, 06/16/25 (Call 05/16/25)(b)	20,843	20,327,223
6.80%, 05/12/28 (Call 04/12/28)(b)	19,726	19,718,208
6.95%, 03/06/26 (Call 02/06/26)(b)	16,096	16,136,240
6.95%, 06/10/26 (Call 05/10/26)(b)	11,099	11,132,731
7.20%, 06/10/30(b)	11,434	11,615,334
7.35%, 11/04/27 (Call 10/04/27)(b)	19,341	19,712,734
7.35%, 03/06/30 (Call 01/06/30)(b)	14,859	15,119,033
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	8,426	7,394,342
5.50%, 07/15/29 (Call 07/15/24)(a)	7,951	6,904,069
5.88%, 01/15/28 (Call 01/15/24)(a)	11,080	10,185,927
7.75%, 10/15/25 (Call 10/02/23)(a)	10,715	10,753,023
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(a)	378	318,487
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(a)	274	241,808

		504,093,886

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 10/02/23)(a)(b)	13,455	12,944,636
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	8,285	8,367,778
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	8,674	8,893,391
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	10,154	8,362,022
6.50%, 04/01/27 (Call 10/02/23)(b)	7,503	7,118,471
6.88%, 07/01/28 (Call 09/11/23)(b)	6,782	6,216,042
Clarios Global LP, 6.75%, 05/15/25 (Call 10/03/23)(a)(b)	6,666	6,674,332
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 10/02/23)(a)(b)	15,213	15,096,563
6.75%, 05/15/28(a)(b)	12,478	12,484,124
8.50%, 05/15/27 (Call 10/02/23)(a)(b)	28,282	28,611,061
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 10/02/23)(a)	201	196,955
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	6,691	5,541,077
5.38%, 11/15/27 (Call 09/11/23)(b)	6,425	6,114,137
5.63%, 06/15/28 (Call 09/11/23)(b)	6,603	6,188,015
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	11,061	10,435,003
5.00%, 05/31/26 (Call 10/02/23)(b)	14,687	14,150,190
5.00%, 07/15/29 (Call 04/15/29)(b)	14,035	12,472,624
5.25%, 04/30/31 (Call 01/30/31)(b)	8,451	7,400,879
5.25%, 07/15/31 (Call 04/15/31)(b)	9,330	8,035,462
5.63%, 04/30/33 (Call 01/30/33)(b)	6,864	5,889,312
9.50%, 05/31/25 (Call 09/18/23)(b)	12,346	12,617,921
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	27,375	22,481,719
ZF North America Capital Inc.
4.75%, 04/29/25(a)	18,018	17,504,595
6.88%, 04/14/28 (Call 03/14/28)(a)	9,569	9,540,405

Security	Par (000)	Value

Auto Parts & Equipment (continued)
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	$10,070	$10,192,854

		263,529,568

Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	8,942	7,832,338
7.63%, 05/01/26 (Call 10/02/23)(a)	8,329	7,662,680
8.13%, 11/15/24 (Call 10/02/23)(a)	6,232	6,204,241
8.25%, 04/15/25 (Call 10/02/23)(a)(b)	9,012	8,894,159
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)(c)	12,034	9,169,042
5.02%, 06/26/24(a)	658	640,521
5.71%, 01/15/26(a)(b)	24,292	23,307,545
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)(c)	23,304	20,204,822
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(c)	16,358	15,055,259
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	19,381	18,578,161

		117,548,768

Building Materials — 1.2%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	20,471	17,380,288
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	9,006	8,280,116
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,058	10,789,844
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	11,048	11,020,380
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 06/15/26)(a)(b)	37,603	36,944,948
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 10/02/23)(a)(b)	782	756,585
4.88%, 12/15/27 (Call 10/02/23)(a)(b)	742	662,028
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	17,306	16,572,456
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	17,744	14,115,579
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	25,551	21,893,247
4.75%, 01/15/28 (Call 10/02/23)(a)(b)	15,563	14,326,812
5.00%, 02/15/27 (Call 10/02/23)(a)	12,375	11,738,718
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 09/11/23)(a)(b)	11,188	10,454,112

		174,935,113

Chemicals — 1.8%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	12,576	8,488,800
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,997	3,118,440
Avient Corp.
5.75%, 05/15/25 (Call 10/02/23)(a)(b)	11,301	11,159,738
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	11,729	11,703,196
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	11,605	9,835,238
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 10/02/23)(a)(b)	7,957	7,494,499
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,292	7,723,975
5.38%, 05/15/27 (Call 02/15/27)(b)	8,024	7,542,560
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	12,394	11,123,615

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	$11,338	$10,637,425
5.25%, 12/15/29 (Call 09/15/29)	11,417	10,352,755
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	9,039	7,329,782
4.88%, 06/01/24 (Call 03/03/24)(a)	753	739,597
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	7,820	7,425,403
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	16,243	14,438,403
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	8,172	7,468,009
5.13%, 09/15/27 (Call 10/02/23)(b)	7,909	7,546,404
5.63%, 08/01/29 (Call 08/01/24)(b)	10,025	9,616,181
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	11,909	9,829,556
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	5,956	4,725,661
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	25,145	25,155,478
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	17,205	15,456,542
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	11,432	10,060,160
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	17,008	13,946,560
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	8,367	6,679,784
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	6,037	5,933,156
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 10/02/23)(a)(b)	11,893	11,079,257
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	18,881	15,954,445

		272,564,619

Commercial Services — 4.3%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	16,317	14,256,979
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	9,498	8,987,483
Albion Financing 2 Sarl, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	7,246	6,739,988
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	16,113	12,324,431
6.63%, 07/15/26 (Call 10/02/23)(a)	31,735	30,178,398
9.75%, 07/15/27 (Call 10/02/23)(a)(b)	15,525	14,214,379
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	31,689	26,879,052
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	13,141	11,334,112
6.75%, 02/15/27 (Call 10/02/23)(a)(b)	9,086	8,812,936
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	8,042	7,301,332
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	10,142	9,333,175
5.75%, 07/15/27 (Call 09/11/23)(a)(b)	6,038	5,788,744
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	15,365	13,942,751
3.50%, 06/01/31 (Call 03/01/31)(b)	16,686	13,688,527
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/02/23)(a)(b)	10,342	9,584,448
5.50%, 07/15/25 (Call 10/02/23)(a)(b)	5,564	5,477,990
Garda World Security Corp.
4.63%, 02/15/27 (Call 10/02/23)(a)(b)	8,678	8,019,290
6.00%, 06/01/29 (Call 06/01/24)(a)	8,111	6,605,387
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	6,658	6,647,447

Security	Par (000)	Value

Commercial Services (continued)
9.50%, 11/01/27 (Call 10/03/23)(a)	$9,379	$9,079,341
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	10,324	9,059,310
3.75%, 10/01/30 (Call 10/01/25)(a)	12,889	11,135,258
4.50%, 07/01/28 (Call 10/02/23)(a)	12,277	11,453,213
Grand Canyon University
4.13%, 10/01/24	7,519	7,154,329
5.13%, 10/01/28 (Call 08/01/28)(b)	5,942	5,387,441
Herc Holdings Inc., 5.50%, 07/15/27 (Call 10/02/23)(a)(b)	19,838	19,100,274
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(b)	8,174	7,394,936
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	16,294	13,406,573
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	15,967	13,565,180
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	16,305	12,220,777
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	41,898	39,174,630
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 09/18/23)(a)	7,611	7,555,820
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	14,935	13,278,310
5.75%, 04/15/26(a)(b)	22,252	21,847,904
6.25%, 01/15/28 (Call 10/02/23)(a)(b)	20,304	19,339,560
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 10/02/23)(a)(b)	12,678	12,549,635
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	8,573	8,179,328
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	13,309	11,032,229
4.00%, 05/15/31 (Call 05/15/26)(b)	12,773	10,825,117
4.63%, 12/15/27 (Call 10/02/23)(b)	9,256	8,742,303
5.13%, 06/01/29 (Call 06/01/24)(b)	11,607	10,974,102
Sotheby’s, 7.38%, 10/15/27 (Call 09/11/23)(a)(b)	13,052	11,877,320
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	12,348	10,372,320
3.88%, 11/15/27 (Call 09/11/23)(b)	12,247	11,343,784
3.88%, 02/15/31 (Call 08/15/25)(b)	17,500	14,962,500
4.00%, 07/15/30 (Call 07/15/25)(b)	11,907	10,403,741
4.88%, 01/15/28 (Call 09/11/23)(b)	26,767	25,462,109
5.25%, 01/15/30 (Call 01/15/25)(b)	11,871	11,287,118
5.50%, 05/15/27 (Call 10/02/23)(b)	6,959	6,815,055
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 10/02/23)(a)	18,277	18,162,769
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 10/02/23)(a)(b)	8,631	7,875,788

		631,134,923

Computers — 1.4%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	31,720	27,734,572
NCR Corp.
5.00%, 10/01/28 (Call 10/02/23)(a)	10,083	9,257,034
5.13%, 04/15/29 (Call 04/15/24)(a)	19,023	17,337,880
5.25%, 10/01/30 (Call 10/01/25)(a)	6,947	6,227,686
5.75%, 09/01/27 (Call 09/11/23)(a)(b)	7,822	7,875,776
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	6,877	7,058,381
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 10/02/23)(a)(b)	8,740	8,172,424
8.25%, 02/01/28 (Call 10/02/23)(a)(b)	8,372	8,107,759

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	$8,089	$7,098,097
4.75%, 01/01/25(b)	8,860	8,644,702
4.88%, 06/01/27 (Call 03/01/27)(b)	8,202	7,856,450
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	8,470	8,877,793
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	7,880	8,233,182
9.63%, 12/01/32 (Call 12/01/27)(a)	11,627	12,865,656
Vericast Corp., 11.00%, 09/15/26 (Call 10/02/23)(a)	20,509	21,399,949
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	903	729,547
3.10%, 02/01/32 (Call 11/01/31)	171	127,430
4.75%, 02/15/26 (Call 11/15/25)	35,704	33,986,395

		201,590,713

Cosmetics & Personal Care — 0.4%
Coty Inc.
5.00%, 04/15/26 (Call 10/02/23)(a)(b)	14,685	14,129,613
6.50%, 04/15/26 (Call 10/02/23)(a)(b)	5,868	5,853,858
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	7,416	6,804,588
Coty Inc./HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (Call 07/16/26)(a)	11,864	11,870,763
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	7,381	6,391,503
5.50%, 06/01/28 (Call 10/02/23)(a)(b)	11,573	10,932,681

		55,983,006

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	6,199	5,338,889
4.00%, 01/15/28 (Call 10/02/23)(a)	11,515	10,407,449
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	19,843	17,324,489
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	9,099	9,173,046
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	13,176	13,600,706
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 10/02/23)(a)	9,458	416,152
9.00%, 11/15/26 (Call 10/02/23)(a)(b)	13,501	1,235,341

		57,496,072

Diversified Financial Services — 3.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24), (5-year CMT + 4.535%)(b)(c)	11,631	11,281,343
AG Issuer LLC, 6.25%, 03/01/28 (Call 10/02/23)(a)(b)	7,704	7,391,020
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	8,318	8,557,505
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	16,920	16,401,568
6.70%, 02/14/33 (Call 11/16/32)(b)	7,969	7,214,915
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	6,147	5,691,903
9.25%, 07/01/31(a)	7,020	7,098,975
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	15,416	11,281,208
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	14,929	10,067,371
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	10,437	4,209,451

Security	Par (000)	Value

Diversified Financial Services (continued)
GGAM Finance Ltd.
8.00%, 06/15/28 (Call 12/15/27)(a)(b)	$9,987	$10,111,044
7.75%, 05/15/26 (Call 11/15/25)(a)(b)	6,987	7,017,859
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	15,427	13,188,157
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	7,994	5,240,567
6.50%, 11/01/25 (Call 10/02/23)(a)(b)	8,291	6,997,900
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	6,413	5,074,286
6.50%, 05/01/28 (Call 05/01/24)(a)	15,149	13,643,189
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	9,692	8,240,623
5.50%, 08/15/28 (Call 10/02/23)(a)(b)	13,401	12,183,806
5.75%, 11/15/31 (Call 11/15/26)(a)	9,107	7,851,145
6.00%, 01/15/27 (Call 10/02/23)(a)(b)	9,026	8,646,321
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,088	7,019,009
5.00%, 03/15/27 (Call 09/15/26)	10,885	9,914,276
5.50%, 03/15/29 (Call 06/15/28)	11,851	10,159,645
5.88%, 10/25/24	7,529	7,431,984
6.75%, 06/25/25(b)	7,963	7,912,435
6.75%, 06/15/26(b)	8,056	7,912,925
9.38%, 07/25/30 (Call 10/25/29)	8,471	8,508,865
NFP Corp.
4.88%, 08/15/28 (Call 10/02/23)(a)(b)	8,175	7,318,894
6.88%, 08/15/28 (Call 10/02/23)(a)	33,349	29,388,806
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	12,366	10,768,313
3.88%, 09/15/28 (Call 09/15/24)(b)	9,342	7,660,440
4.00%, 09/15/30 (Call 09/15/25)(b)	13,504	10,513,809
5.38%, 11/15/29 (Call 05/15/29)(b)	11,749	10,162,885
6.63%, 01/15/28 (Call 07/15/27)(b)	12,083	11,408,079
6.88%, 03/15/25	20,355	20,253,225
7.13%, 03/15/26	25,631	25,257,923
9.00%, 01/15/29 (Call 07/15/25)(b)	8,633	8,818,610
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	10,292	8,526,922
5.38%, 10/15/25 (Call 10/02/23)(a)(b)	10,396	10,029,749
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	7,697	6,469,867
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	6,927	6,338,205
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	18,365	16,349,809
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	12,060	10,251,259
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	20,201	16,479,370
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	13,466	10,677,135
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	7,336	6,529,040
4.20%, 10/29/25 (Call 09/29/25)(b)	7,601	7,148,436
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)(b)	12,207	11,221,094
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 10/02/23)(a)(b)	12,564	12,069,517
5.50%, 04/15/29 (Call 04/15/24)(a)	10,769	9,342,107
5.75%, 06/15/27 (Call 06/15/24)(a)	7,967	7,355,931

		526,588,720

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 2.7%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	$13,862	$11,540,115
4.50%, 02/15/28 (Call 10/02/23)(a)(b)	19,216	17,802,723
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	10,556	9,155,743
5.00%, 02/01/31 (Call 02/01/26)(a)	13,283	11,217,493
5.13%, 03/15/28 (Call 10/02/23)(a)(b)	22,051	20,079,272
5.25%, 06/01/26 (Call 10/02/23)(a)	6,359	6,229,603
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	14,895	12,247,712
4.75%, 03/15/28 (Call 09/11/23)(a)(b)	14,550	13,436,925
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,701	6,413,695
4.35%, 04/15/29 (Call 01/15/29)(b)	6,867	5,940,573
Edison International, 8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(b)(c)	8,287	8,361,583
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(c)(d)	24,263	25,305,096
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(b)(c)	18,603	17,975,149
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(b)	9,639	8,058,447
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	7,516	5,964,035
Series B, 4.15%, 07/15/27 (Call 04/15/27)	23,140	21,838,375
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	7,933	7,344,471
4.25%, 07/15/24 (Call 04/15/24)(a)	501	490,329
4.25%, 09/15/24 (Call 07/15/24)(a)	218	213,807
4.50%, 09/15/27 (Call 06/15/27)(a)	9,164	8,503,505
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	7,534	6,211,369
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	14,870	11,576,344
3.88%, 02/15/32 (Call 02/15/27)(a)	17,060	13,200,175
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	12,008	10,808,786
5.75%, 01/15/28 (Call 09/18/23)(b)	13,354	12,636,222
PG&E Corp.
5.00%, 07/01/28 (Call 09/11/23)(b)	16,781	15,437,946
5.25%, 07/01/30 (Call 07/01/25)(b)	16,396	14,530,955
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	18,944	19,725,440
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)(b)	20,546	18,132,872
5.00%, 07/31/27 (Call 09/11/23)(a)	20,564	19,355,248
5.50%, 09/01/26 (Call 09/11/23)(a)	15,486	14,937,021
5.63%, 02/15/27 (Call 09/11/23)(a)	19,882	19,136,425

		393,807,454

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 10/02/23)(a)(b)	13,227	11,328,925
4.75%, 06/15/28 (Call 10/02/23)(a)(b)	9,510	8,431,645
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 10/02/23)(a)(b)	22,145	22,268,875
7.25%, 06/15/28 (Call 10/02/23)(a)(b)	21,464	21,787,033

		63,816,478

Electronics — 0.6%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	31,215	27,697,850
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	16,502	14,493,707
5.00%, 10/01/25(a)	11,486	11,225,383
5.63%, 11/01/24(a)(b)	5,166	5,119,076

Security	Par (000)	Value

Electronics (continued)
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	$7,741	$7,292,641
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,264	10,253,930
4.38%, 02/15/30 (Call 11/15/29)(a)	7,133	6,304,599

		82,387,186

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	10,959	9,413,781
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	11,741	10,672,569

		20,086,350

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	9,150	9,435,846

Entertainment — 3.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	14,780	10,068,875
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	19,039	16,684,510
6.25%, 07/01/25 (Call 09/11/23)(a)	53,227	52,871,710
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	31,781	31,943,878
8.13%, 07/01/27 (Call 10/02/23)(a)(b)	27,815	28,266,994
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 09/11/23)(a)	14,402	14,402,000
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)(b)	19,293	17,942,490
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,661	6,894,900
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 10/02/23)(b)	8,276	7,800,130
5.50%, 05/01/25 (Call 10/02/23)(a)	13,652	13,549,610
Churchill Downs Inc.
4.75%, 01/15/28 (Call 10/02/23)(a)(b)	11,538	10,632,267
5.50%, 04/01/27 (Call 10/02/23)(a)(b)	9,192	8,863,058
6.75%, 05/01/31(a)(b)	9,434	9,228,999
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	12,648	11,225,606
5.88%, 03/15/26 (Call 10/02/23)(a)(b)	7,076	6,813,657
International Game Technology PLC
4.13%, 04/15/26 (Call 10/02/23)(a)(b)	12,348	11,684,542
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	12,534	11,842,540
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	11,834	11,739,505
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	7,497	7,519,369
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 10/02/23)(a)(b)	11,555	11,540,787
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	9,131	9,161,991
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	7,185	6,435,856
4.75%, 10/15/27 (Call 10/02/23)(a)(b)	14,655	13,652,598
4.88%, 11/01/24 (Call 10/02/23)(a)(b)	7,435	7,310,592
6.50%, 05/15/27 (Call 10/02/23)(a)(b)	18,014	18,021,566
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 09/18/23)(a)(b)	1,643	1,637,249
8.00%, 02/01/26 (Call 10/02/23)(a)(b)	18,784	17,502,321
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	6,662	6,595,380
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	11,326	9,029,653
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	11,229	8,632,294

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Resorts World Las Vegas LLC / RWLV Capital Inc., 8.45%, 07/27/30 (Call 05/27/30)(a)(b)	$7,015	$6,888,730
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	14,998	12,231,619
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 10/02/23)(a)(b)	8,090	7,623,062
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	13,293	12,744,664
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 10/02/23)(a)(b)	78	78,149
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	12,002	9,767,348
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	8,641	7,533,152
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	8,450	7,328,262
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	12,830	11,457,592
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	9,345	9,186,883

		484,334,388

Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 10/02/23)(a)(b)	8,874	8,471,342
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	7,881	7,836,748
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,137	10,437,062
5.00%, 09/01/30 (Call 09/01/25)(b)	6,521	5,545,458
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	11,555	10,207,629
3.75%, 08/01/25 (Call 10/03/23)(a)	12,581	11,943,143
4.00%, 08/01/28 (Call 09/11/23)(a)(b)	12,205	10,873,142
4.25%, 06/01/25 (Call 10/03/23)(a)(b)	8,190	7,913,822
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,161	7,210,325
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,791	10,674,864
5.13%, 12/15/26 (Call 10/03/23)(a)(b)	7,374	7,135,952
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	11,233	9,936,057
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	16,574	13,927,326
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	949	831,561
5.38%, 07/15/24 (Call 09/18/23)(a)	106	105,515

		123,049,946

Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 10/02/23)(a)(b)	11,648	10,840,211
3.50%, 03/15/29 (Call 10/02/23)(a)(b)	22,187	19,210,503
4.63%, 01/15/27 (Call 10/02/23)(a)	21,810	20,639,021
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,886	14,569,051
5.88%, 02/15/28 (Call 10/02/23)(a)(b)	12,308	11,959,991
6.50%, 02/15/28 (Call 02/15/25)(a)	11,960	11,900,200
7.50%, 03/15/26 (Call 10/02/23)(a)	8,606	8,746,073
B&G Foods Inc.
5.25%, 04/01/25 (Call 10/02/23)(b)	14,107	13,807,226
5.25%, 09/15/27 (Call 10/02/23)(b)	8,311	7,355,235
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	15,874	13,967,215
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	12,015	10,433,225
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	8,028	7,582,446

Security	Par (000)	Value

Food (continued)
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	$16,895	$14,867,600
5.50%, 10/15/27 (Call 10/02/23)(a)	16,683	16,057,388
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	13,442	10,832,370
4.25%, 04/15/31 (Call 04/15/26)	15,576	13,463,505
5.88%, 09/30/27 (Call 10/02/23)(a)(b)	13,351	13,206,676
6.25%, 07/01/33(b)	15,617	15,497,374
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	19,276	16,589,407
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	23,531	20,843,289
5.50%, 12/15/29 (Call 12/15/24)(a)	19,139	17,727,499
5.63%, 01/15/28 (Call 09/18/23)(a)(b)	14,956	14,320,370
5.75%, 03/01/27 (Call 09/18/23)(a)	6,976	6,813,459
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	8,265	7,355,850
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	14,064	12,794,865
6.25%, 04/15/25 (Call 09/11/23)(a)	14,503	14,551,150

		345,931,199

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 10/02/23)(a)(b)	8,260	8,160,192
5.00%, 02/01/28 (Call 10/02/23)(a)(b)	16,747	15,615,238
6.38%, 05/01/25 (Call 10/02/23)(a)	21,605	21,645,384
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	6,925	6,263,039
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	10,078	8,378,975

		60,062,828

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	14,353	11,750,083

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	12,104	11,877,050
5.75%, 05/20/27 (Call 02/20/27)(b)	9,097	8,414,725
5.88%, 08/20/26 (Call 05/20/26)(b)	11,057	10,517,971
9.38%, 06/01/28 (Call 06/01/25)(a)(b)	7,994	8,194,090

		39,003,836

Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	13,391	11,727,360
4.63%, 07/15/28 (Call 10/02/23)(a)(b)	24,566	22,811,619
Hologic Inc.
3.25%, 02/15/29 (Call 10/02/23)(a)(b)	15,962	13,894,793
4.63%, 02/01/28 (Call 10/02/23)(a)(b)	6,673	6,288,190
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)(b)	70,267	61,220,124
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	39,047	34,654,213
Teleflex Inc.
4.25%, 06/01/28 (Call 10/02/23)(a)	8,199	7,517,116
4.63%, 11/15/27 (Call 09/18/23)(b)	8,313	7,845,913

		165,959,328

Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	8,649	7,281,161
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	10,255	8,656,509
5.00%, 07/15/27 (Call 10/02/23)(a)	8,673	8,098,414

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	$8,224	$7,243,124
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	7,286	6,326,525
4.25%, 05/01/28 (Call 09/18/23)(a)(b)	8,272	7,579,220
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	16,634	12,467,637
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	23,108	18,193,159
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	30,055	26,448,400
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	13,612	11,431,145
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	19,855	11,394,908
6.88%, 04/01/28 (Call 09/18/23)(a)(b)	12,248	7,424,475
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	21,668	13,198,250
8.00%, 03/15/26 (Call 10/02/23)(a)(b)	33,306	32,514,982
8.00%, 12/15/27 (Call 09/18/23)(a)(b)	11,303	10,863,652
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	23,413	18,642,601
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	43,191	37,028,940
Encompass Health Corp.
4.50%, 02/01/28 (Call 10/02/23)(b)	13,068	12,136,905
4.63%, 04/01/31 (Call 04/01/26)	5,631	4,939,411
4.75%, 02/01/30 (Call 02/01/25)(b)	12,782	11,662,361
IQVIA Inc.
5.00%, 10/15/26 (Call 10/02/23)(a)(b)	16,399	15,871,808
5.00%, 05/15/27 (Call 10/02/23)(a)	17,242	16,604,563
6.50%, 05/15/30 (Call 05/15/26)(a)	9,626	9,709,960
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 10/02/23)(a)(b)	9,153	7,880,458
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	7,663	5,242,450
LifePoint Health Inc., 9.88%, 08/15/30(a)(b)	11,405	11,262,437
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	7,924	5,841,256
ModivCare Inc., 5.88%, 11/15/25 (Call 10/02/23)(a)(b)	9,374	8,893,583
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	10,548	9,005,179
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	11,186	9,280,912
4.38%, 06/15/28 (Call 10/02/23)(a)	13,329	12,228,478
Radiology Partners Inc., 9.25%, 02/01/28 (Call 10/02/23)(a)(b)	9,583	3,761,328
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 10/02/23)(a)(b)	22,282	20,753,678
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 10/02/23)(a)(b)	10,586	8,151,220
Select Medical Corp., 6.25%, 08/15/26 (Call 10/02/23)(a)(b)	20,832	20,641,283
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	21,155	18,907,281
4.38%, 01/15/30 (Call 12/01/24)(b)	22,692	20,160,142
4.63%, 06/15/28 (Call 09/18/23)	9,642	8,917,128
4.88%, 01/01/26 (Call 09/18/23)	32,719	31,716,981
5.13%, 11/01/27 (Call 09/18/23)	23,799	22,638,799
6.13%, 10/01/28 (Call 10/02/23)(b)	40,211	38,668,506
6.13%, 06/15/30 (Call 06/15/25)(b)	32,118	31,139,901
6.25%, 02/01/27 (Call 09/18/23)	23,406	23,067,996
6.75%, 05/15/31 (Call 05/15/26)(a)	21,697	21,617,444

		655,494,550

Security	Par (000)	Value

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	$14,875	$13,641,665
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	12,177	9,605,096
4.75%, 09/15/24 (Call 06/15/24)	15,734	15,231,456
5.25%, 05/15/27 (Call 11/15/26)(b)	22,777	19,986,817
6.25%, 05/15/26 (Call 10/02/23)(b)	20,909	19,454,779
6.38%, 12/15/25 (Call 10/02/23)(b)	11,640	11,067,661

		88,987,474

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)(b)	6,235	5,345,078
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	7,324	6,097,917
6.25%, 09/15/27 (Call 10/03/23)(a)(b)	8,729	8,047,071
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	7,888	6,773,426
6.75%, 06/01/27 (Call 10/02/23)(b)	8,158	8,132,710
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	9,641	8,516,099
5.25%, 12/15/27 (Call 10/02/23)(a)(b)	7,895	7,443,505
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	6,815	5,944,043
6.00%, 06/01/25 (Call 03/01/25)	6,313	6,305,898
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	7,448	6,861,204
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	6,847	6,627,040
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	7,513	7,381,748

		83,475,739

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	12,402	9,978,575
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	13,197	11,340,446

		21,319,021

Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,784	6,695,018
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	6,263	5,322,861
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 10/02/23)(a)(b)	7,317	6,813,499
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	8,529	7,547,455
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	7,561	6,339,067

		32,717,900

Housewares — 0.5%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	32,036	30,702,021
4.88%, 06/01/25 (Call 05/01/25)(b)	7,917	7,676,284
6.38%, 09/15/27 (Call 06/15/27)(b)	8,010	7,856,849
6.63%, 09/15/29 (Call 06/15/29)(b)	8,561	8,476,931
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	7,467	5,856,965
4.38%, 02/01/32 (Call 08/01/26)(b)	6,378	5,034,857
4.50%, 10/15/29 (Call 10/15/24)	7,026	5,881,916

		71,485,823

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	$11,137	$9,616,344
6.00%, 08/01/29 (Call 08/01/24)(a)	7,780	6,741,908
7.00%, 11/15/25 (Call 10/02/23)(a)(b)	15,136	14,651,715
10.13%, 08/01/26 (Call 10/02/23)(a)(b)	6,427	6,617,132
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	10,419	9,505,788
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	7,435	6,612,317
6.75%, 10/15/27 (Call 10/02/23)(a)(b)	21,064	19,917,328
6.75%, 04/15/28 (Call 04/15/25)(a)	18,892	18,634,935
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	8,864	7,702,816
7.00%, 08/15/25 (Call 10/02/23)(a)	7,961	7,881,390
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(c)	285	224,067
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)(c)	11,649	8,430,964
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 10/02/23)(a)(b)	7,769	7,689,141
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,440	7,458,592
7.00%, 05/01/26 (Call 09/11/23)(a)(b)	26,546	26,491,076
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(a)	34,236	34,848,482
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30 (Call 03/15/26)(a)(b)	11,795	11,970,746
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)(c)	7,482	6,041,715
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	12,211	7,478,383

		218,514,839

Internet — 1.5%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	14,442	12,568,728
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	8,449	7,229,739
Gen Digital Inc., 5.00%, 04/15/25 (Call 09/11/23)(a)	15,516	15,234,748
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	13,011	11,137,676
5.25%, 12/01/27 (Call 10/02/23)(a)	10,026	9,599,895
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	8,499	6,922,521
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	8,256	7,113,768
4.63%, 06/01/28 (Call 10/02/23)(a)(b)	8,005	7,385,573
5.00%, 12/15/27 (Call 10/02/23)(a)	6,709	6,291,844
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	14,818	14,861,061
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	9,467	9,509,642
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(d)	12,153	8,310,866
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(c)(d)	15,476	7,891,279
10.25%, 11/30/24(a)(b)	13,916	14,002,975
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	23,589	21,607,524
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	9,060	8,983,056
7.50%, 05/15/25 (Call 10/02/23)(a)(b)	14,903	15,060,882
7.50%, 09/15/27 (Call 09/21/23)(a)	18,654	19,027,080

Security	Par (000)	Value

Internet (continued)
8.00%, 11/01/26 (Call 10/02/23)(a)	$22,187	$22,603,006

		225,341,863

Iron & Steel — 0.4%
ATI Inc., 7.25%, 08/15/30(b)	2,895	2,920,331
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 10/02/23)(b)	8,963	8,638,315
6.75%, 03/15/26 (Call 10/02/23)(a)(b)	12,555	12,564,416
6.75%, 04/15/30(a)	12,121	11,561,798
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	9,654	9,658,862
8.13%, 05/01/27 (Call 10/02/23)(a)(b)	10,905	10,908,975
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	9,810	9,906,527

		66,159,224

Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)(b)	32,167	35,066,373
Life Time Inc.
5.75%, 01/15/26 (Call 10/02/23)(a)	14,266	13,909,350
8.00%, 04/15/26 (Call 10/02/23)(a)(b)	8,204	8,188,002
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 09/11/23)(a)(b)	10,452	9,981,660
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	22,855	21,512,269
5.88%, 02/15/27 (Call 02/15/24)(a)	15,091	14,614,879
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	10,145	9,637,750
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	8,650	8,926,908
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	8,052	7,251,833
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 10/02/23)(a)	12,559	11,700,503
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	8,037	7,615,057
9.13%, 07/15/31 (Call 07/15/26)(a)(b)	11,067	11,429,859
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 10/02/23)(a)(b)	10,057	9,328,144

		169,162,587

Lodging — 3.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 09/11/23)(b)	16,015	15,028,402
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	14,435	12,679,415
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	23,603	19,766,096
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	12,770	11,251,775
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	16,917	14,675,498
4.88%, 01/15/30 (Call 01/15/25)(b)	16,050	14,963,415
5.38%, 05/01/25 (Call 09/11/23)(a)(b)	4,683	4,641,555
5.75%, 05/01/28 (Call 10/02/23)(a)(b)	7,631	7,487,919
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	8,162	6,882,117
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	13,869	12,291,401
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 09/18/23)	8,604	8,302,860
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	7,994	7,541,899
3.20%, 08/08/24 (Call 07/08/24)	13,318	12,898,616
3.50%, 08/18/26 (Call 06/18/26)	15,519	14,335,676
3.90%, 08/08/29 (Call 05/08/29)(b)	12,077	10,591,529
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 10/02/23)(a)(b)	15,522	14,732,505
5.25%, 04/26/26 (Call 10/02/23)(a)(b)	7,900	7,351,796

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	$18,080	$15,153,049
5.63%, 07/17/27 (Call 10/02/23)(a)(b)	8,753	7,898,291
5.75%, 07/21/28 (Call 10/02/23)(a)(b)	13,688	12,067,454
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	11,867	10,733,702
5.25%, 06/18/25 (Call 09/11/23)(a)	8,577	8,243,782
5.88%, 05/15/26 (Call 09/11/23)(a)(b)	12,018	11,501,995
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	6,288	5,925,380
4.75%, 10/15/28 (Call 07/15/28)(b)	11,961	10,855,804
5.50%, 04/15/27 (Call 01/15/27)	11,143	10,658,976
5.75%, 06/15/25 (Call 03/15/25)	10,908	10,747,012
6.75%, 05/01/25 (Call 10/02/23)(b)	11,263	11,293,615
Station Casinos LLC
4.50%, 02/15/28 (Call 10/02/23)(a)(b)	10,081	9,022,495
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	7,868	6,480,976
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	17,363	13,221,925
6.00%, 07/15/25 (Call 10/02/23)(a)(b)	7,976	7,589,164
6.50%, 01/15/28 (Call 10/02/23)(a)(b)	7,909	6,677,668
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	10,253	8,791,948
6.00%, 04/01/27 (Call 01/01/27)	6,300	6,092,793
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	10,649	10,558,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	15,123	14,310,139
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	10,620	10,500,525
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 09/11/23)(a)(b)	9,429	9,211,583
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	14,842	12,151,516
5.50%, 01/15/26 (Call 10/02/23)(a)(b)	16,482	15,506,266
5.50%, 10/01/27 (Call 10/02/23)(a)(b)	12,188	10,977,122
5.63%, 08/26/28 (Call 09/11/23)(a)(b)	21,370	18,883,600

		470,477,904

Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	23,520	24,115,291
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	7,476	8,040,438
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 10/02/23)(a)	10,194	9,935,965
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 10/02/23)(a)	5,715	5,335,191
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 10/02/23)(a)	23,637	22,130,732

		69,557,617

Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	7,614	6,852,600
12.25%, 11/15/26 (Call 10/02/23)(a)(b)	13,026	11,602,910
Hillenbrand Inc., 5.75%, 06/15/25 (Call 09/11/23)	6,256	6,216,900

		24,672,410

Media — 10.1%
Altice Financing SA
5.00%, 01/15/28 (Call 10/02/23)(a)(b)	18,708	15,175,112
5.75%, 08/15/29 (Call 08/15/24)(a)	32,623	25,576,432
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	15,427	9,927,676
4.75%, 08/01/25 (Call 10/02/23)(b)	13,043	12,211,509

Security	Par (000)	Value

Media (continued)
Audacy Capital Corp.
6.50%, 05/01/27 (Call 09/18/23)(a)	$4,001	$40,010
6.75%, 03/31/29 (Call 03/31/24)(a)	5,123	51,230
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	47,567	39,004,940
4.25%, 01/15/34 (Call 01/15/28)(a)	29,749	22,800,526
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	43,060	36,278,050
4.50%, 05/01/32 (Call 05/01/26)	46,014	37,317,354
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	27,673	21,854,198
4.75%, 03/01/30 (Call 09/01/24)(a)	47,725	41,068,794
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	18,961	15,721,964
5.00%, 02/01/28 (Call 09/18/23)(a)(b)	38,153	35,185,349
5.13%, 05/01/27 (Call 10/02/23)(a)	51,077	48,052,220
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	22,549	20,542,364
5.50%, 05/01/26 (Call 10/02/23)(a)(b)	11,080	10,816,542
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	22,841	21,636,740
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	17,217	17,108,533
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	15,753	10,733,043
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,522	12,440,620
4.50%, 11/15/31 (Call 11/15/26)(a)	23,956	17,008,760
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	37,244	19,448,444
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	8,427	4,535,833
5.38%, 02/01/28 (Call 10/02/23)(a)	16,017	13,180,657
5.50%, 04/15/27 (Call 10/02/23)(a)	20,228	17,396,080
5.75%, 01/15/30 (Call 01/15/25)(a)	35,585	19,639,717
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	27,862	23,035,655
7.50%, 04/01/28 (Call 09/11/23)(a)(b)	16,663	10,545,150
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	15,377	15,146,345
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 10/02/23)(a)(b)	58,875	52,104,375
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)(b)	44,395	37,448,514
5.75%, 12/01/28 (Call 12/01/27)(a)	40,249	31,307,415
5.88%, 11/15/24	30,012	27,877,847
7.38%, 07/01/28 (Call 09/11/23)(b)	16,278	10,173,750
7.75%, 07/01/26	32,405	24,213,016
5.13%, 06/01/29	24,122	13,025,880
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	55,911	56,749,665
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	19,379	13,530,224
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	13,102	9,162,032
5.88%, 07/15/26 (Call 10/02/23)(a)(b)	11,394	10,428,928
7.00%, 05/15/27 (Call 09/11/23)(a)(b)	12,743	11,475,655
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 10/02/23)(a)(b)	7,949	6,120,730
5.25%, 08/15/27 (Call 09/18/23)(a)(b)	11,689	9,248,921
6.38%, 05/01/26 (Call 09/18/23)	12,602	10,995,664
8.38%, 05/01/27 (Call 09/18/23)(b)	16,492	11,379,388
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	13,026	10,985,803
6.75%, 10/15/27 (Call 10/02/23)(a)	18,955	17,841,394
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	14,522	12,960,885
8.00%, 08/01/29 (Call 08/01/24)(a)	10,840	9,635,242

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	$15,818	$13,900,226
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	8,078	7,369,156
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	15,837	13,908,845
5.63%, 07/15/27 (Call 09/11/23)(a)	28,531	26,818,664
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(c)	9,918	7,808,970
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(c)	15,130	12,482,250
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 10/02/23)(a)(b)	14,790	11,506,620
6.50%, 09/15/28 (Call 10/02/23)(a)	15,638	8,522,710
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)(b)	8,443	6,754,484
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 10/02/23)(a)(b)	6,852	5,515,860
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,370	7,855,980
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	7,708	4,123,780
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 10/02/23)(a)(b)	15,238	13,743,152
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	25,049	19,467,770
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	32,576	28,157,880
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	23,875	19,427,684
5.00%, 08/01/27 (Call 10/02/23)(a)(b)	23,090	21,288,980
5.50%, 07/01/29 (Call 07/01/24)(a)	20,042	18,020,965
TEGNA Inc.
4.63%, 03/15/28 (Call 10/02/23)(b)	15,239	13,649,911
4.75%, 03/15/26 (Call 10/02/23)(a)(b)	8,443	8,105,280
5.00%, 09/15/29 (Call 09/15/24)(b)	16,297	14,341,360
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 09/11/23)(a)	15,000	13,700,625
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,088	14,665,776
5.13%, 02/15/25 (Call 09/11/23)(a)(b)	16,820	16,588,725
6.63%, 06/01/27 (Call 09/11/23)(a)(b)	24,606	23,775,547
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	14,429	13,960,058
8.00%, 08/15/28 (Call 08/15/25)(a)(b)	6,220	6,204,450
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	19,945	16,454,625
UPC Holding BV, 5.50%, 01/15/28 (Call 09/11/23)(a)(b)	7,247	6,455,628
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	8,180	7,037,949
5.13%, 04/15/27 (Call 10/03/23)(a)(b)	10,124	9,690,865
5.38%, 06/15/24 (Call 03/15/24)(a)	291	289,485

Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	14,319	11,580,491
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	14,901	12,542,491
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	22,358	20,261,938
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 10/02/23)(a)	8,446	7,461,457
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	24,156	19,670,552
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	8,469	6,563,475
6.00%, 01/15/27 (Call 10/02/23)(a)(b)	10,122	9,413,460

Security	Par (000)	Value

Media (continued)
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	$15,862	$13,345,843

		1,492,579,142

Mining — 0.8%
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,147	6,136,414
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	22,537	18,846,566
4.50%, 09/15/27 (Call 06/15/27)(a)	10,309	9,511,083
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	11,003	10,205,283
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	12,607	11,709,733
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	9,000	7,251,375
4.63%, 03/01/28 (Call 10/02/23)(a)(b)	8,472	7,480,534
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	12,242	11,040,754
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	10,986	9,096,251
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	24,177	21,631,162

		112,909,155

Office & Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	12,098	11,506,408
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	12,781	11,087,517

		22,593,925

Oil & Gas — 5.7%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	9,588	8,968,836
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	6,770	6,923,756
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,623	6,045,474
7.00%, 11/01/26 (Call 10/02/23)(a)(b)	10,554	10,496,164
8.25%, 12/31/28 (Call 02/01/24)(a)(b)	8,571	8,581,714
Baytex Energy Corp.
8.50%, 04/30/30(a)(b)	13,474	13,659,267
8.75%, 04/01/27 (Call 10/03/23)(a)(b)	7,647	7,817,255
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)(b)	10,166	10,055,089
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	10,401	10,534,727
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/02/23)(a)(b)	5,549	5,697,832
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 10/02/23)(a)(b)	7,870	7,691,941
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	7,610	7,286,787
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	14,656	14,540,939
Citgo Holding Inc., 9.25%, 08/01/24 (Call 09/20/23)(a)	15,440	15,443,088
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 10/02/23)(a)	10,064	9,850,140
7.00%, 06/15/25 (Call 10/02/23)(a)(b)	17,640	17,484,988
Civitas Resources Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)(b)	6,026	5,709,635
8.38%, 07/01/28 (Call 07/01/25)(a)	22,199	22,914,918
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	22,034	22,805,190
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	7,936	7,564,992
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	7,962	7,922,190

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	$10,810	$10,418,138
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	15,170	13,392,557
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	19,030	17,778,500
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	11,506	11,759,017
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	6,033	5,594,668
5.63%, 10/15/25 (Call 10/02/23)(a)(b)	18,473	18,149,722
CVR Energy Inc.
5.25%, 02/15/25 (Call 09/18/23)(a)(b)	9,310	9,059,484
5.75%, 02/15/28 (Call 09/18/23)(a)(b)	6,935	6,313,069
Earthstone Energy Holdings LLC
8.00%, 04/15/27 (Call 04/15/24)(a)	8,965	9,144,300
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	7,956	8,721,765
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 10/02/23)(a)(b)	15,983	15,617,788
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	9,884	9,287,989
5.38%, 03/30/28 (Call 09/30/27)(a)	9,904	9,021,270
5.88%, 03/30/31 (Call 09/30/30)(a)	9,660	8,544,891
8.50%, 09/30/33(a)(e)	12,029	12,196,624
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	8,805	8,186,449
6.00%, 04/15/30 (Call 04/15/25)(a)	7,773	7,177,070
6.00%, 02/01/31 (Call 02/01/26)(a)	8,912	8,165,992
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	9,270	8,926,141
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	7,637	6,987,855
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 10/02/23)(a)	10,986	10,849,133
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 10/02/23)(b)	7,579	7,610,031
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	9,430	9,239,043
6.50%, 06/30/27 (Call 12/30/26)(a)	9,961	9,644,539
6.75%, 06/30/30 (Call 12/30/29)(a)	8,171	7,676,205
Matador Resources Co.
5.88%, 09/15/26 (Call 09/18/23)(b)	11,376	11,098,994
6.88%, 04/15/28(a)(b)	8,194	8,179,851
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	10,298	9,843,961
7.13%, 02/01/27 (Call 10/03/23)(a)(b)	7,724	7,818,613
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 10/02/23)(a)(b)	11,098	10,631,884
10.50%, 05/15/27 (Call 10/02/23)(a)(b)	8,202	8,140,485
Murphy Oil Corp.
5.88%, 12/01/27 (Call 09/18/23)(b)	8,869	8,735,332
6.38%, 07/15/28 (Call 07/15/24)	7,082	7,073,006
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	7,974	7,842,429
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	11,970	11,700,675
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 10/02/23)(a)	9,790	9,449,798
Northern Oil and Gas Inc.
8.13%, 03/01/28 (Call 03/01/24)(a)	10,488	10,513,276
8.75%, 06/15/31(a)(b)	7,606	7,776,514
Occidental Petroleum Corp., 8.88%, 07/15/30 (Call 01/15/30)	109	124,963

Security	Par (000)	Value

Oil & Gas (continued)
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	$11,941	$10,561,764
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	12,820	11,295,488
5.88%, 07/15/27 (Call 10/03/23)(a)(b)	7,665	7,414,738
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 10/02/23)	13,132	12,444,540
7.25%, 06/15/25 (Call 09/13/23)(b)	10,425	10,444,171
7.88%, 09/15/30 (Call 09/15/26)(a)	3,410	3,393,121
Puma International Financing SA
5.00%, 01/24/26 (Call 09/11/23)(a)	8,160	7,545,450
5.13%, 10/06/24 (Call 09/11/23)(a)	1,753	1,738,044
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)	7,780	7,029,230
4.88%, 05/15/25 (Call 02/15/25)(b)	11,594	11,323,311
8.25%, 01/15/29 (Call 01/15/24)(b)	9,163	9,494,975
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	6,071	5,961,965
6.63%, 01/15/27 (Call 10/02/23)(b)	5,953	5,899,853
6.75%, 09/15/26 (Call 10/02/23)(b)	6,116	6,069,029
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	18,306	16,207,523
5.38%, 02/01/29 (Call 02/01/24)(b)	9,997	9,485,260
5.38%, 03/15/30 (Call 03/15/25)(b)	18,501	17,321,561
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	12,316	11,119,747
4.50%, 04/30/30 (Call 04/30/25)(b)	12,185	10,836,242
5.88%, 03/15/28 (Call 10/02/23)	6,797	6,623,538
6.00%, 04/15/27 (Call 10/02/23)(b)	9,631	9,531,226
Transocean Inc.
7.50%, 01/15/26 (Call 09/11/23)(a)(b)	8,668	8,559,650
8.00%, 02/01/27 (Call 09/11/23)(a)(b)	9,246	9,014,850
8.75%, 02/15/30 (Call 02/15/26)(a)(b)	15,771	16,148,822
11.50%, 01/30/27 (Call 09/11/23)(a)	11,086	11,670,010
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 10/02/23)(a)(b)	6,103	6,065,658
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	8,344	8,553,643

		848,140,352

Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 10/02/23)(a)(b)	13,122	12,546,895
6.88%, 04/01/27 (Call 10/02/23)(a)(b)	7,702	7,560,765
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 10/02/23)	11,948	11,786,344
6.88%, 09/01/27 (Call 10/02/23)	12,437	12,104,351
Valaris Ltd., 8.38%, 04/30/30(a)(b)	16,440	16,744,962
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	379	380,253
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	25,791	26,382,645

		87,506,215

Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)(b)	8,958	7,582,947
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	16,584	13,482,792
6.00%, 06/15/27 (Call 06/15/24)(a)	9,805	9,559,343

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 09/12/23)(a)	$19,339	$18,012,925
5.25%, 04/30/25 (Call 10/02/23)(a)	12,506	12,224,615
5.25%, 08/15/27 (Call 10/02/23)(a)(b)	27,932	23,946,662
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	20,356	16,590,140
3.13%, 09/15/31 (Call 06/15/31)(b)	14,355	11,657,456
4.88%, 03/15/26 (Call 12/15/25)(b)	12,466	12,099,811
5.25%, 07/01/25	13,878	13,710,848
6.00%, 06/15/29 (Call 05/15/26)(b)	15,708	15,492,015
6.88%, 03/15/28 (Call 11/15/24)(b)	12,270	12,454,050
Berry Global Inc., 5.63%, 07/15/27 (Call 10/02/23)(a)(b)	7,906	7,704,049
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	7,938	7,544,134
8.75%, 04/15/30 (Call 04/15/25)(a)	16,617	15,025,922
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	7,589	7,128,120
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	6,109	5,744,496
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 10/02/23)(b)	14,171	13,639,588
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	7,000	6,265,050
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	5,900	5,046,017
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	7,996	7,278,759
6.75%, 07/15/26 (Call 09/11/23)(a)	11,189	10,937,248
8.25%, 11/01/29 (Call 11/01/24)(a)	7,005	5,849,175
10.50%, 07/15/27 (Call 09/11/23)(a)(b)	11,217	10,689,305
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)(b)	42,150	41,433,450
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	21,354	19,314,236
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	6,250	5,675,563
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 10/02/23)(a)(b)	9,684	9,581,156
7.25%, 05/15/31(a)(b)	10,912	10,991,580
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	15,149	13,555,022
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	8,138	7,264,422
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	6,422	5,886,817
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	6,683	6,190,129
5.13%, 12/01/24 (Call 09/01/24)(a)	6,301	6,233,354
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,026	5,935,610
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/25)(a)(b)	11,685	11,476,189
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 09/18/23)(b)	8,938	8,194,358
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 10/02/23)(a)(b)	16,769	15,815,962
8.50%, 08/15/27 (Call 09/11/23)(a)(b)	11,042	10,514,987

		447,728,302

Security	Par (000)	Value

Pharmaceuticals — 2.8%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	$7,766	$6,330,843
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	9,048	7,480,283
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 10/03/23)(a)(b)	9,116	5,070,775
9.25%, 04/01/26 (Call 10/02/23)(a)(b)	10,777	9,849,878
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	24,951	14,783,467
5.00%, 01/30/28 (Call 09/18/23)(a)(b)	6,493	2,933,213
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	6,816	2,883,168
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	12,018	5,141,451
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	6,973	2,976,164
5.50%, 11/01/25 (Call 10/03/23)(a)	26,305	23,660,295
5.75%, 08/15/27 (Call 09/18/23)(a)	7,755	4,890,497
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	15,296	10,057,120
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	12,728	5,568,500
9.00%, 12/15/25 (Call 10/03/23)(a)(b)	14,815	13,592,762
11.00%, 09/30/28(a)(b)	27,605	19,703,069
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	3	1,808
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 10/02/23)(a)(b)	9,634	9,270,413
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,596	7,128,101
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	25,226	22,607,793
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	34,236	30,987,688
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	31,778	27,074,443
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	8,726	7,395,285
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	9,454	8,622,311
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	11,188	10,812,643
4.38%, 03/15/26 (Call 12/15/25)	12,466	11,853,919
4.65%, 06/15/30 (Call 03/15/30)	12,880	11,398,800
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	9,067	7,546,201
5.13%, 01/15/28 (Call 10/02/23)(a)(b)	6,005	5,693,022
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	52,815	47,734,498
4.75%, 05/09/27 (Call 02/09/27)(b)	14,487	13,541,344
5.13%, 05/09/29 (Call 02/09/29)(b)	15,945	14,749,125
6.00%, 04/15/24 (Call 01/15/24)	288	286,480
6.75%, 03/01/28 (Call 12/01/27)(b)	20,013	20,008,557
7.13%, 01/31/25 (Call 10/31/24)(b)	6,651	6,680,360
7.88%, 09/15/29 (Call 06/15/29)(b)	9,948	10,368,402
8.13%, 09/15/31 (Call 06/15/31)(b)	8,586	9,094,577

		417,777,255

Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	11,879	11,129,647
5.75%, 03/01/27 (Call 09/18/23)(a)(b)	10,409	10,085,488
5.75%, 01/15/28 (Call 09/18/23)(a)	10,614	10,171,927
7.88%, 05/15/26 (Call 09/18/23)(a)(b)	8,925	9,082,973
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	8,758	8,069,446
4.13%, 03/01/25 (Call 02/01/25)(a)	8,240	7,922,183
4.13%, 12/01/27 (Call 09/01/27)(b)	5,788	5,239,240

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/01/28 (Call 12/01/27)(a)	$7,198	$6,532,185
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	21,883	20,028,416
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 09/18/23)(a)	9,936	9,637,920
5.75%, 04/01/25 (Call 10/02/23)(b)	7,381	7,313,107
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	11,818	11,520,157
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	9,367	9,642,468
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	6,535	6,762,543
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	18,009	15,907,890
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	15,791	13,611,605
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(b)	7,907	7,545,694
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	8,907	8,627,667
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	15,946	15,958,119
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	6,609	6,372,398
4.85%, 07/15/26 (Call 04/15/26)(b)	7,948	7,649,288
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	6,790	6,321,490
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	12,732	11,549,356
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	18,005	15,909,562
5.50%, 07/15/28 (Call 04/15/28)(b)	12,949	12,359,432
6.00%, 07/01/25 (Call 04/01/25)(a)	6,513	6,445,699
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	14,004	13,915,215
7.50%, 06/01/27 (Call 06/01/24)(a)	8,365	8,438,194
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	7,458	7,644,605
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/02/23)(b)	8,999	8,882,013
7.75%, 02/01/28 (Call 10/02/23)(b)	10,507	10,236,576
8.00%, 01/15/27 (Call 01/15/24)	15,929	15,743,746
8.88%, 04/15/30 (Call 04/15/26)(b)	8,297	8,261,240
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	11,221	9,832,401
5.13%, 06/15/28 (Call 10/02/23)(a)(b)	8,900	8,386,766
5.50%, 10/15/30 (Call 10/15/25)(a)	6,134	5,731,794
5.63%, 02/15/26 (Call 10/02/23)(a)(b)	12,060	11,769,354
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	18,980	17,129,450
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)(b)	16,114	15,606,570
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 10/02/23)(a)	24,277	22,547,264
6.75%, 09/15/25 (Call 09/21/23)(a)(b)	19,762	19,095,033
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 10/02/23)(a)	31,072	30,955,480
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	9,187	8,902,203
5.75%, 10/01/25 (Call 07/01/25)(b)	8,552	8,383,098
6.00%, 06/01/26 (Call 03/01/26)	7,407	7,286,838
6.38%, 10/01/30 (Call 04/01/30)(b)	9,010	8,701,408
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,491	6,141,297
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	9,548	8,723,912
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26 (Call 10/15/23)(a)(b)(f)	12,463	12,057,953

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 10/02/23)(a)	$11,736	$10,892,220
6.00%, 03/01/27 (Call 10/02/23)(a)(b)	7,192	6,882,960
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	11,506	10,335,034
6.00%, 09/01/31 (Call 09/01/26)(a)	7,462	6,631,529
7.50%, 10/01/25 (Call 10/02/23)(a)(b)	10,124	10,165,171
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	20,399	16,574,188
6.25%, 01/15/30 (Call 10/15/29)(a)(b)	15,648	15,230,959
3.88%, 08/15/29 (Call 02/15/29)(a)	20,290	17,549,535
4.13%, 08/15/31 (Call 02/15/31)(a)	19,828	16,834,854
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)(b)	35,279	35,599,273
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	36,336	36,694,818

		719,158,851

Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	22,326	20,205,211
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 10/02/23)(a)(b)	8,987	8,548,758
Cushman and Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	3,318	3,349,314
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	10,317	8,528,290
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	10,278	8,183,857
5.38%, 08/01/28 (Call 10/02/23)(a)	12,847	11,652,229
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,798	7,839,576
4.75%, 02/01/30 (Call 09/01/24)(b)	9,123	7,024,071
5.00%, 03/01/31 (Call 03/01/26)(b)	9,097	6,942,194
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	744	515,555
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	653	467,711

		83,256,766

Real Estate Investment Trusts — 3.6%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/02/23)(a)	12,552	10,480,920
5.75%, 05/15/26 (Call 09/11/23)(a)(b)	15,320	14,056,100
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	7,767	5,867,968
4.75%, 02/15/28 (Call 08/15/27)(b)	8,204	6,269,907
9.75%, 06/15/25 (Call 09/18/23)(b)	7,499	7,390,800
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	16,324	14,722,207
6.00%, 04/15/25 (Call 10/02/23)(a)(b)	6,054	5,963,190
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	16,766	14,389,587
4.88%, 09/15/27 (Call 09/11/23)(a)(b)	15,209	14,264,141
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	16,129	14,556,003
5.00%, 07/15/28 (Call 09/11/23)(a)(b)	7,542	6,998,750
5.25%, 03/15/28 (Call 09/11/23)(a)(b)	13,179	12,355,312
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	20,694	18,693,395
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	9,096	8,161,504
7.00%, 02/15/29(a)(b)	15,688	15,649,408
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	11,665	10,060,372

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 10/02/23)(a)(b)	$10,403	$9,391,887
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	10,383	8,721,720
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	21,269	13,820,639
4.63%, 08/01/29 (Call 08/01/24)(b)	15,134	10,947,046
5.00%, 10/15/27 (Call 10/02/23)(b)	22,343	17,635,330
5.25%, 08/01/26 (Call 10/02/23)(b)	8,019	6,830,919
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)(b)	6,614	3,278,670
4.50%, 02/01/25 (Call 11/01/24)(b)	10,695	9,536,533
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	11,988	10,442,404
5.88%, 10/01/28 (Call 10/02/23)(a)(b)	11,189	10,355,755
7.50%, 06/01/25 (Call 10/02/23)(a)(b)	10,821	10,884,405
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	9,421	8,269,754
4.75%, 10/15/27 (Call 10/02/23)(b)	11,338	10,518,829
7.25%, 07/15/28(a)(b)	6,625	6,671,784
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 10/02/23)(a)(b)	7,633	7,015,528
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	7,317	6,114,573
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	24,164	20,690,425
3.88%, 02/15/27 (Call 09/11/23)(b)	23,244	21,514,182
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	6,619	5,245,756
4.35%, 10/01/24 (Call 09/01/24)	12,003	11,553,676
4.38%, 02/15/30 (Call 08/15/29)(b)	6,077	4,618,520
4.75%, 10/01/26 (Call 08/01/26)	7,021	6,091,771
4.95%, 02/15/27 (Call 08/15/26)(b)	6,033	5,221,562
4.95%, 10/01/29 (Call 07/01/29)	7,068	5,562,034
5.50%, 12/15/27 (Call 09/15/27)	7,357	6,497,408
7.50%, 09/15/25 (Call 06/15/25)	12,597	12,452,786
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	6,072	5,441,352
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	6,477	6,206,520
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	7,881	7,014,957
4.75%, 03/15/25 (Call 09/15/24)(b)	7,463	7,245,387
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b).	11,386	7,517,948
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	8,320	7,005,232
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	17,843	12,177,847
10.50%, 02/15/28 (Call 09/15/25)(a)	41,710	41,596,132
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,286	6,321,971
6.38%, 08/15/25 (Call 09/11/23)(a)(b)	8,274	8,200,568

		538,491,374

Retail — 4.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,165	10,669,465
3.88%, 01/15/28 (Call 10/02/23)(a)(b)	25,384	23,082,590
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	47,139	39,801,343
4.38%, 01/15/28 (Call 10/03/23)(a)(b)	12,799	11,771,346
5.75%, 04/15/25 (Call 10/03/23)(a)(b)	5,757	5,724,421

Security	Par (000)	Value

Retail (continued)
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 09/11/23)(b)	$6,898	$6,334,520
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	12,616	11,133,278
4.75%, 03/01/30 (Call 03/01/25)(b)	6,900	6,078,037
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	9,824	8,408,263
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,170	7,834,989
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	15,816	15,480,384
7.50%, 06/15/29 (Call 06/15/24)(b)	8,061	8,122,264
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)(b)	9,721	9,607,945
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	14,389	8,666,974
5.50%, 04/15/27 (Call 04/15/24)(a)	10,215	7,546,331
5.63%, 10/01/25 (Call 09/11/23)(a)	8,618	7,529,977
5.88%, 10/01/28 (Call 10/02/23)(a)	9,360	5,637,060
10.25%, 05/01/30 (Call 05/01/27)(a)	60,040	47,261,687
eG Global Finance PLC
6.75%, 02/07/25 (Call 09/11/23)(a)	12,213	11,999,272
8.50%, 10/30/25 (Call 10/02/23)(a)(b)	10,559	10,490,074
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 10/02/23)(a)	9,935	9,348,546
5.88%, 04/01/29 (Call 04/01/24)(a)	13,889	12,239,681
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	15,519	13,429,910
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	20,417	16,847,359
FirstCash Inc.
4.63%, 09/01/28 (Call 10/02/23)(a)	7,337	6,523,327
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	8,482	7,715,180
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	11,460	8,715,330
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	12,051	8,736,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 10/02/23)(a)(b)	10,551	10,193,019
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	8,194	6,032,832
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	13,231	11,643,787
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(a)(b)	16,052	13,945,657
8.25%, 08/01/31 (Call 08/01/26)(a)	8,513	8,523,641
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,286	11,395,801
4.38%, 01/15/31 (Call 10/15/25)(a)	9,112	7,753,932
4.63%, 12/15/27 (Call 10/02/23)(a)(b)	6,621	6,152,013
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	7,578	6,849,148
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,340	5,547,500
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	7,014	6,014,505
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	13,723	11,437,846
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	20,531	14,221,140
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	7,859	6,585,842
4.75%, 09/15/29 (Call 09/15/24)	7,891	7,236,836
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 10/02/23)(a)	17,552	16,729,982

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	$6,967	$5,244,967
4.38%, 04/01/30 (Call 01/01/30)(b)	8,293	6,598,077
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/11/23)(b)	7,597	7,244,246
3.75%, 06/15/29 (Call 06/15/24)(b)	9,008	7,719,685
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	19,121	17,137,196
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	19,120	18,254,820
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	7,633	4,293,881
4.45%, 02/15/25 (Call 11/15/24)(b)	10,375	9,316,024
4.75%, 02/15/27 (Call 11/15/26)(b)	8,819	5,827,217
Rite Aid Corp.
7.50%, 07/01/25 (Call 10/02/23)(a)(b)	358	227,330
8.00%, 11/15/26 (Call 10/02/23)(a)(b)	9,936	6,309,360
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	10,611	9,063,067
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	7,595	6,324,319
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	11,335	10,136,295
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	13,518	11,617,736
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	6,835	5,976,524
Staples Inc.
7.50%, 04/15/26 (Call 10/02/23)(a)	31,954	26,362,050
10.75%, 04/15/27 (Call 10/02/23)(a)(b)	15,923	8,752,343
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	9,885	8,495,540
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	16,946	14,339,197
4.63%, 01/31/32 (Call 10/01/26)(b)	18,618	16,660,503
4.75%, 01/15/30 (Call 10/15/29)(a)	12,522	11,487,965
5.38%, 04/01/32 (Call 04/01/27)(b)	15,497	14,545,019

		728,933,370

Semiconductors — 0.3%
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(a)	25,133	23,349,311
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	13,860	13,266,822
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	5,736	4,918,964
4.38%, 04/15/28 (Call 09/11/23)(a)(b)	6,796	6,219,321

		47,754,418

Software — 2.4%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/11/23)(a)	13,845	12,770,490
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	4,040	4,066,260
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	14,566	12,806,379
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	14,566	12,646,565
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	64,162	57,424,990
9.00%, 09/30/29(a)(b)	61,226	54,636,986
Fair Isaac Corp.
4.00%, 06/15/28 (Call 09/18/23)(a)	14,301	13,067,539
5.25%, 05/15/26 (Call 02/15/26)(a)	7,043	6,862,963
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	37,321	32,415,528

Security	Par (000)	Value

Software (continued)
Open Text Corp.
3.88%, 02/15/28 (Call 10/03/23)(a)(b)	$14,026	$12,483,140
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	13,236	11,216,958
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	14,015	12,132,319
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	10,261	8,516,630
PTC Inc.
3.63%, 02/15/25 (Call 10/02/23)(a)	6,429	6,205,046
4.00%, 02/15/28 (Call 10/02/23)(a)(b)	8,448	7,761,600
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,126	3,366,691
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	6,023	1,788,831
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	16,553	13,738,990
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 10/02/23)(a)	31,103	29,937,882
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	8,708	7,475,295
3.88%, 03/15/31 (Call 03/15/26)(b)	7,994	6,667,396
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 10/02/23)(a)	27,088	22,172,882

		350,161,360

Telecommunications — 5.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 10/02/23)(a)(b)	17,741	7,739,511
10.50%, 05/15/27 (Call 09/11/23)(a)	25,115	13,562,100
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	32,076	23,174,910
Altice France SA/France
5.13%, 01/15/29 (Call 10/02/23)(a)	7,242	5,134,578
5.13%, 07/15/29 (Call 04/15/24)(a)	40,028	28,315,407
5.50%, 01/15/28 (Call 10/02/23)(a)	17,155	12,855,972
8.13%, 02/01/27 (Call 09/11/23)(a)	27,277	23,042,246
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(c)	8,706	7,714,710
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)(c)	7,547	6,187,964
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/11/23)(a)(b)	19,893	18,475,624
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	20,316	15,115,307
6.00%, 03/01/26 (Call 10/02/23)(a)(b)	24,650	22,327,231
7.13%, 07/01/28 (Call 10/02/23)(a)(b)	11,095	6,225,127
8.25%, 03/01/27 (Call 10/02/23)(a)(b)	14,836	9,828,850
CommScope Technologies LLC
5.00%, 03/15/27 (Call 09/11/23)(a)(b)	11,826	6,563,430
6.00%, 06/15/25 (Call 09/11/23)(a)	20,589	18,838,935
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 09/12/23)(a)(b)	34,107	32,422,854
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	6,082	4,492,122
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	12,173	9,342,778
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	23,694	20,316,247
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	16,916	15,393,560
5.88%, 11/01/29 (Call 11/01/24)(b)	11,736	8,659,493
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	15,421	11,400,283
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	15,463	11,990,474
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	11,899	11,459,728

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	$19,398	$18,853,533
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	11,718	10,771,420
6.63%, 08/01/26(b)	12,162	10,550,535
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(a)	18,801	17,907,953
7.00%, 10/15/28 (Call 10/15/24)(a)	15,221	14,155,530
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	48,411	44,550,223
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	10,769	9,936,233
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	13,560	8,068,200
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	14,434	8,573,796
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	11,648	10,340,512
4.25%, 07/01/28 (Call 10/02/23)(a)(b)	19,542	12,752,718
4.63%, 09/15/27 (Call 10/02/23)(a)	15,520	11,678,800
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	14,580	14,798,700
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 10/02/23)(a)(b)	20,424	12,905,415
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	5,890	1,887,745
5.13%, 12/15/26 (Call 10/02/23)(a)(b)	7,230	3,776,258
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	12,674	11,464,774
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	164	161,745
ViaSat Inc.
5.63%, 09/15/25 (Call 09/11/23)(a)(b)	10,489	9,925,216
5.63%, 04/15/27 (Call 09/11/23)(a)(b)	9,358	8,394,126
6.50%, 07/15/28 (Call 10/02/23)(a)(b)	6,125	4,785,156
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	21,935	17,978,867
4.75%, 07/15/31 (Call 07/15/26)(a)	22,390	18,686,965
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(c)	7,688	6,784,660
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(b)(c)	16,066	12,552,526
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	32,521	32,703,931
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 10/02/23)(a)(b)	23,185	18,784,487
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 10/02/23)(a)(b)	23,309	17,430,237
6.13%, 03/01/28 (Call 10/02/23)(a)(b)	17,506	11,353,418

		733,093,120

Transportation — 0.0%
XPO Inc., 7.13%, 06/01/31(a)(b)	7,747	7,778,763

Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)(c)	8,663	8,530,482
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	15,438	14,349,042

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
6.50%, 10/01/25 (Call 10/02/23)(a)(b)	$10,340	$10,209,889
9.75%, 08/01/27 (Call 09/11/23)(a)(b)	7,130	7,429,935

		40,519,348

Total Corporate Bonds & Notes — 97.7% (Cost: $15,909,905,468)		14,424,142,326

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00% Cash + 12.00% PIK), 18.00%, 08/02/27	2,659	2,553,089

Total Fixed Rate Loan Interests — 0.0% (Cost: $2,599,590)		2,553,089

Total Long-Term Investments — 97.7% (Cost: $15,912,505,058)		14,426,695,415

Short-Term Securities

Money Market Funds — 20.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(g)(h)(i)	2,900,470	2,901,339,730
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(g)(h)	117,640	117,640,000

Total Short-Term Securities — 20.5% (Cost: $3,017,719,994)		3,018,979,730

Total Investments — 118.2% (Cost: $18,930,225,052)		17,445,675,145

Liabilities in Excess of Other Assets — (18.2)%		(2,684,723,770)

Net Assets — 100.0%		$14,760,951,375

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,768,669,414	$133,417,131	(a)	$—	$165,671	$(912,486)	$2,901,339,730	2,900,470	$10,614,758	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	93,650,000	23,990,000	(a)	—	—	—	117,640,000	117,640	1,700,448		—

					$165,671	$(912,486)	$3,018,979,730		$12,315,206		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,424,142,326	$—	$14,424,142,326
Fixed Rate Loan Interests	—	2,553,089	—	2,553,089
Short-Term Securities
Money Market Funds	3,018,979,730	—	—	3,018,979,730

	$3,018,979,730	$14,426,695,415	$—	$17,445,675,145

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$1,940	$1,587,675

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	10,714	9,801,056
2.95%, 02/01/30 (Call 11/01/29)	8,550	7,405,522
3.20%, 03/01/29 (Call 12/01/28)	11,535	10,370,108
3.25%, 02/01/28 (Call 12/01/27)	10,589	9,703,110
3.25%, 02/01/35 (Call 11/01/34)	7,891	6,339,289
3.60%, 05/01/34 (Call 02/01/34)(a)	9,438	7,988,435
3.63%, 02/01/31 (Call 11/01/30)	14,021	12,512,276
3.75%, 02/01/50 (Call 08/01/49)(a)	16,638	12,091,264
3.90%, 05/01/49 (Call 11/01/48)(a)	9,507	7,105,896
3.95%, 08/01/59 (Call 02/01/59)(a)	7,236	5,170,356
5.04%, 05/01/27 (Call 03/01/27)(a)	21,489	21,240,359
5.15%, 05/01/30 (Call 02/01/30)	45,154	44,361,534
5.71%, 05/01/40 (Call 11/01/39)(a)	32,403	31,467,195
5.81%, 05/01/50 (Call 11/01/49)	56,344	54,782,280
5.93%, 05/01/60 (Call 11/01/59)	36,092	34,750,583
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	7,703	7,332,729
3.63%, 04/01/30 (Call 01/01/30)	11,851	11,033,586
3.75%, 05/15/28 (Call 02/15/28)	11,478	10,963,348
4.25%, 04/01/40 (Call 10/01/39)	4,391	3,911,740
4.25%, 04/01/50 (Call 10/01/49)	8,496	7,463,778
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	11,460	11,020,296
4.40%, 06/15/28 (Call 03/15/28)(a)	10,849	10,432,739
5.40%, 01/15/27	10,800	10,826,191
5.40%, 07/31/33 (Call 04/30/33)	12,804	12,821,984
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	7,244	4,883,356
3.80%, 03/01/45 (Call 09/01/44)(a)	8,911	7,291,394
3.90%, 06/15/32 (Call 03/15/32)(a)	8,918	8,285,870
4.07%, 12/15/42	15,336	13,295,403
4.09%, 09/15/52 (Call 03/15/52)	14,469	12,146,193
4.15%, 06/15/53 (Call 12/15/52)	8,607	7,252,267
4.70%, 05/15/46 (Call 11/15/45)	13,676	12,801,286
4.75%, 02/15/34 (Call 11/15/33)	10,426	10,282,705
5.10%, 11/15/27 (Call 10/15/27)(a)	9,432	9,530,988
5.25%, 01/15/33 (Call 10/15/32)(a)	8,735	8,955,091
5.70%, 11/15/54 (Call 05/15/54)(a)	9,359	10,032,190
5.90%, 11/15/63 (Call 05/15/63)(a)	7,405	8,121,032
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	6,512	6,150,398
3.25%, 01/15/28 (Call 10/15/27)(a)	22,453	20,926,932
4.03%, 10/15/47 (Call 04/15/47)(a)	21,492	17,671,374
4.40%, 05/01/30 (Call 02/01/30)	9,562	9,204,729
4.70%, 03/15/33 (Call 12/15/32)(a)	8,097	7,848,969
4.75%, 06/01/43	10,771	9,778,279
4.95%, 03/15/53 (Call 09/15/52)(a)	11,196	10,485,858
5.25%, 05/01/50 (Call 11/01/49)(a)	9,621	9,432,055
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	8,450	6,627,537
2.25%, 07/01/30 (Call 04/01/30)	11,526	9,589,189
2.38%, 03/15/32 (Call 12/15/31)	8,870	7,139,434
2.82%, 09/01/51 (Call 03/01/51)	11,843	7,394,825
3.03%, 03/15/52 (Call 09/15/51)(a)	12,268	8,033,365

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 05/04/27 (Call 02/04/27)	$11,176	$10,409,262
3.13%, 07/01/50 (Call 01/01/50)(a)	9,831	6,667,031
3.50%, 03/15/27 (Call 12/15/26)	12,414	11,732,019
3.75%, 11/01/46 (Call 05/01/46)	11,719	8,901,895
4.13%, 11/16/28 (Call 08/16/28)	30,259	28,889,880
4.15%, 05/15/45 (Call 11/16/44)	10,204	8,300,941
4.35%, 04/15/47 (Call 10/15/46)	10,852	9,123,302
4.45%, 11/16/38 (Call 05/16/38)	8,732	7,734,583
4.50%, 06/01/42(a)	37,952	33,085,719
4.63%, 11/16/48 (Call 05/16/48)(a)	17,950	15,763,799
5.15%, 02/27/33 (Call 11/27/32)(a)	13,762	13,606,550
5.38%, 02/27/53 (Call 08/27/52)(a)	13,022	12,663,855

		770,935,209

Agriculture — 1.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	18,018	14,059,946
3.40%, 05/06/30 (Call 02/06/30)	7,139	6,273,396
3.40%, 02/04/41 (Call 08/04/40)	16,319	11,111,824
3.70%, 02/04/51 (Call 08/04/50)	13,063	8,518,966
3.88%, 09/16/46 (Call 03/16/46)	15,980	11,004,287
4.00%, 02/04/61 (Call 08/04/60)(a)	10,145	6,859,092
4.25%, 08/09/42	10,772	8,152,548
4.80%, 02/14/29 (Call 11/14/28)(a)	15,981	15,478,537
5.38%, 01/31/44(a)	18,841	17,492,331
5.80%, 02/14/39 (Call 08/14/38)	21,260	20,668,273
5.95%, 02/14/49 (Call 08/14/48)(a)	25,550	23,764,063
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	1,775	1,148,714
2.90%, 03/01/32 (Call 12/01/31)(a)	7,161	6,180,071
3.25%, 03/27/30 (Call 12/27/29)(a)	9,119	8,295,607
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	22,578	19,420,401
2.73%, 03/25/31 (Call 12/25/30)	11,044	8,744,872
3.22%, 09/06/26 (Call 07/06/26)(a)	8,205	7,674,162
3.56%, 08/15/27 (Call 05/15/27)(a)	11,065	10,264,792
3.73%, 09/25/40 (Call 03/25/40)(a)	7,841	5,400,257
3.98%, 09/25/50 (Call 03/25/50)(a)	9,651	6,371,009
4.39%, 08/15/37 (Call 02/15/37)	25,381	20,083,320
4.54%, 08/15/47 (Call 02/15/47)	25,370	18,460,349
4.70%, 04/02/27 (Call 02/02/27)	12,210	11,834,021
4.74%, 03/16/32 (Call 12/16/31)(a)	8,511	7,704,035
4.76%, 09/06/49 (Call 03/06/49)	9,911	7,342,072
4.91%, 04/02/30 (Call 01/02/30)(a)	6,413	6,043,125
6.34%, 08/02/30 (Call 06/02/30)	3,267	3,288,138
6.42%, 08/02/33 (Call 05/02/33)(a)	13,794	13,771,072
7.08%, 08/02/43 (Call 02/02/43)(a)	2,267	2,253,462
7.08%, 08/02/53 (Call 02/02/53)(a)	8,734	8,559,014
BAT International Finance PLC
4.45%, 03/16/28 (Call 02/16/28)	15,025	14,250,687
5.93%, 02/02/29	3,193	3,180,992
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	9,909	8,280,025
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	6,163	4,832,840
2.10%, 05/01/30 (Call 02/01/30)	9,074	7,438,608
3.38%, 08/15/29 (Call 05/15/29)(a)	8,552	7,691,952
3.88%, 08/21/42(a)	11,706	9,143,774
4.13%, 03/04/43(a)	12,315	9,789,122
4.25%, 11/10/44	4,043	3,270,474
4.38%, 11/15/41	10,548	8,719,414

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 02/15/28 (Call 01/15/28)	$17,712	$17,482,516
4.88%, 11/15/43	2,562	2,247,738
5.13%, 11/17/27 (Call 10/17/27)	16,906	16,862,856
5.13%, 02/15/30 (Call 12/15/29)	21,958	21,719,734
5.38%, 02/15/33 (Call 11/15/32)	22,758	22,479,808
5.63%, 11/17/29 (Call 09/17/29)	12,658	12,845,002
5.75%, 11/17/32 (Call 08/17/32)	14,442	14,655,184
6.38%, 05/16/38(a)	18,176	19,487,304
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	7,826	7,231,719
5.85%, 08/15/45 (Call 02/15/45)(a)	22,196	19,168,088

		546,999,593

Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	22,013	21,739,521

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	6,195	5,747,040
2.75%, 03/27/27 (Call 01/27/27)(a)	8,055	7,530,740
2.85%, 03/27/30 (Call 12/27/29)(a)	18,677	16,664,574
3.25%, 03/27/40 (Call 09/27/39)(a)	4,201	3,381,277
3.38%, 03/27/50 (Call 09/27/49)(a)	11,253	8,689,051
3.88%, 11/01/45 (Call 05/01/45)(a)	5,178	4,427,684
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10,489	8,706,728

		55,147,094

Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.30%, 09/09/26(a)	1,728	1,542,929
2.00%, 03/24/28(a)	1,521	1,330,976
5.13%, 07/07/28	11,710	11,716,006
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	4,615	3,703,064
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	11,913	11,221,033
5.00%, 10/01/28 (Call 07/01/28)(a)	10,359	10,041,695
5.00%, 04/01/35(a)	1,279	1,138,015
5.15%, 04/01/38 (Call 10/01/37)	4,554	3,976,010
5.20%, 04/01/45(a)	13,720	11,264,552
5.40%, 10/15/29 (Call 08/15/29)(a)	17,320	16,730,995
5.40%, 04/01/48 (Call 10/01/47)(a)	7,921	6,580,386
5.60%, 10/15/32 (Call 07/15/32)(a)	18,827	18,086,847
5.95%, 04/01/49 (Call 10/01/48)(a)	10,562	9,452,093
6.25%, 10/02/43	15,101	14,168,251
6.60%, 04/01/36 (Call 10/01/35)	7,158	7,186,145
6.75%, 04/01/46 (Call 10/01/45)(a)	7,592	7,470,145
6.80%, 10/01/27 (Call 08/01/27)	14,113	14,551,141
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)(a)	13,850	12,317,680
2.35%, 01/08/31 (Call 10/08/30)	10,618	8,254,656
2.40%, 04/10/28 (Call 02/10/28)	13,868	11,975,472
2.40%, 10/15/28 (Call 08/15/28)	13,201	11,176,079
2.70%, 08/20/27 (Call 06/20/27)	13,434	11,947,768
2.70%, 06/10/31 (Call 03/10/31)	10,784	8,510,951
3.10%, 01/12/32 (Call 10/12/31)(a)	13,241	10,598,028
3.60%, 06/21/30 (Call 03/21/30)	10,931	9,392,887
4.00%, 10/06/26 (Call 07/06/26)	8,155	7,709,465
4.30%, 04/06/29 (Call 02/06/29)	12,015	10,982,997
4.35%, 01/17/27 (Call 10/17/26)(a)	9,044	8,607,823
5.00%, 04/09/27 (Call 03/09/27)	17,571	17,113,293
5.80%, 06/23/28 (Call 05/23/28)	9,577	9,503,216

Security	Par (000)	Value

Auto Manufacturers (continued)
5.85%, 04/06/30 (Call 02/06/30)	$8,695	$8,512,513
6.00%, 01/09/28 (Call 12/09/27)	13,786	13,824,200
6.40%, 01/09/33 (Call 10/09/32)(a)	9,180	9,206,016
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	18,564	17,059,265
2.97%, 03/10/32 (Call 12/10/31)(a)	12,363	10,805,002
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	23,222	28,283,516
Toyota Motor Credit Corp.
1.90%, 01/13/27(a)	6,773	6,128,979
1.90%, 04/06/28(a)	11,863	10,455,347
2.15%, 02/13/30(a)	14,738	12,524,879
3.05%, 03/22/27(a)	19,719	18,495,744
3.20%, 01/11/27(a)	8,777	8,287,778
3.38%, 04/01/30	8,700	7,930,933
4.45%, 06/29/29(a)	6,351	6,222,509
4.55%, 09/20/27	12,781	12,583,719
4.63%, 01/12/28(a)	13,343	13,211,958

		471,782,956

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	12,398	7,531,904
3.25%, 03/01/32 (Call 12/01/31)(a)	6,555	5,548,874
4.15%, 05/01/52 (Call 11/01/51)	7,665	5,693,815
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	6,347	5,750,582

		24,525,175

Banks — 23.2%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)(b)	1,522	1,528,430
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	20,571	18,078,922
2.75%, 12/03/30	9,977	7,735,562
2.96%, 03/25/31(a)	1,942	1,600,497
3.31%, 06/27/29(a)	3,715	3,287,854
3.49%, 05/28/30	5,207	4,508,907
3.80%, 02/23/28	16,578	15,185,198
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	25,374	23,770,038
4.25%, 04/11/27	15,654	14,804,639
4.38%, 04/12/28	16,657	15,656,451
5.29%, 08/18/27	22,849	22,358,818
5.59%, 08/08/28	17,620	17,476,756
6.92%, 08/08/33	11,242	11,229,453
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	24,577	19,384,364
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	21,640	16,955,156
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	26,301	22,425,340
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	32,809	25,880,733
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	31,225	25,966,292
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	20,424	18,459,836

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	$29,514	$23,639,120
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	27,119	22,536,700
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(b)	43,066	29,655,932
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	40,001	32,708,098
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	8,867	5,661,629
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	17,147	14,698,959
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	33,697	27,680,724
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	17,390	11,395,723
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	22,378	19,619,184
3.25%, 10/21/27 (Call 10/21/26)(a)	22,625	21,073,868
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	32,447	24,263,727
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	52,999	48,583,346
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	18,965	17,644,353
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	18,024	16,867,396
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	22,669	21,375,264
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(b)	10,740	8,411,107
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	23,130	21,591,214
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	26,830	24,716,676
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	12,280	10,301,023
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	47,605	38,269,369
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	10,593	9,184,938
4.25%, 10/22/26	5,300	5,089,014
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	26,539	25,024,730
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)(b)	22,858	19,363,485
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	20,466	19,624,567
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	16,815	14,340,180
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	34,542	31,976,327
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	26,720	26,154,696
5.00%, 01/21/44(a)	18,340	17,358,032
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	44,397	42,668,736
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	31,555	31,043,620
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(b)	42,843	41,777,533

Security	Par (000)	Value

Banks (continued)
5.88%, 02/07/42	$16,311	$16,826,757
6.11%, 01/29/37(a)	18,145	18,686,714
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	19,009	19,438,744
7.75%, 05/14/38	16,525	19,327,010
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	19,615	18,591,111
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	18,366	15,017,403
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)	8,316	5,986,255
Bank of America NA, 6.00%, 10/15/36(a)	12,563	13,192,661
Bank of Montreal
1.25%, 09/15/26(a)	2,076	1,840,055
2.65%, 03/08/27	7,530	6,871,684
5.20%, 02/01/28 (Call 01/01/28)	5,080	5,042,073
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	6,455	6,299,336
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	1,955	1,764,448
3.25%, 05/16/27 (Call 02/16/27)	1,618	1,517,284
3.30%, 08/23/29 (Call 05/23/29)(a)	980	873,793
3.40%, 01/29/28 (Call 10/29/27)(a)	1,770	1,648,722
3.85%, 04/28/28(a)	1,617	1,535,898
Bank of Nova Scotia (The)
1.30%, 09/15/26	1,242	1,100,274
1.95%, 02/02/27	1,565	1,402,643
2.45%, 02/02/32	2,028	1,641,921
4.85%, 02/01/30(a)	14,099	13,677,149
5.25%, 06/12/28	15,520	15,381,734
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	21,996	19,544,766
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(b)	1,963	1,565,567
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	8,108	6,352,712
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(b)	10,095	7,880,929
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(b)	6,322	4,308,666
4.34%, 01/10/28 (Call 01/10/27)(a)	17,760	16,739,546
4.84%, 05/09/28 (Call 05/07/27)	22,620	20,943,906
4.95%, 01/10/47(a)	12,833	11,028,353
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)(b)	19,248	18,289,234
5.25%, 08/17/45(a)	13,961	12,508,073
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(b)	19,507	19,027,565
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)(b)	8,251	7,901,606
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(b)	17,816	17,603,140
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(b)	15,670	15,623,634
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	18,045	18,786,254
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)(b)	18,365	19,692,969
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	3,038	2,837,635
3.60%, 04/07/32 (Call 03/07/32)(a)	2,182	1,943,763

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 04/28/28 (Call 03/28/28)(a)	$8,129	$7,958,150
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	19,112	15,161,844
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	29,418	23,702,212
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	40,227	33,230,861
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	28,712	24,062,132
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)(b)	10,695	7,307,925
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(b)	27,440	23,599,421
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	32,147	26,492,147
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	26,857	24,654,213
3.20%, 10/21/26 (Call 07/21/26)(a)	8,845	8,247,501
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	22,619	20,835,110
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	26,618	24,730,217
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	30,574	26,573,707
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(b)	1,904	1,556,791
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	29,684	28,039,002
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	31,925	29,408,649
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	21,775	20,405,444
4.13%, 07/25/28	22,344	20,810,373
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	8,650	7,189,916
4.30%, 11/20/26	6,468	6,207,017
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	44,238	41,039,062
4.45%, 09/29/27	39,049	37,257,182
4.65%, 07/30/45	9,868	8,456,002
4.65%, 07/23/48 (Call 06/23/48)	26,224	22,572,935
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	16,826	16,366,245
4.75%, 05/18/46	20,585	17,120,555
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)(b)	26,026	24,716,429
5.30%, 05/06/44(a)	10,448	9,372,780
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)(b)	12,419	11,762,707
5.88%, 01/30/42	12,252	12,419,426
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(b)	27,956	29,122,707
6.63%, 06/15/32(a)	12,017	12,486,336
6.68%, 09/13/43	10,035	10,551,623
8.13%, 07/15/39	22,917	28,499,808
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)	2,894	2,699,683
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	1,441	1,206,427

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$27,086	$27,563,686
5.25%, 08/04/45(a)	11,167	10,225,382
5.75%, 12/01/43	6,929	6,753,063
Credit Suisse AG/New York
5.00%, 07/09/27	7,220	7,040,583
7.50%, 02/15/28	21,081	22,548,870
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	22,999	20,162,865
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	19,343	17,092,815
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(b)	2,065	1,642,558
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	8,056	6,753,903
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)	21,518	21,791,619
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	9,849	9,044,840
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	1,929	1,725,717
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	3,126	2,921,871
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)(b)	6,199	6,273,672
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)(b)	3,600	3,629,358
8.25%, 03/01/38	18,961	21,402,286
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	10,583	10,593,127
Goldman Sachs Group Inc.,
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	32,802	28,945,574
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	45,728	40,696,365
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	27,840	21,667,763
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	42,482	33,533,642
2.60%, 02/07/30 (Call 11/07/29)	19,516	16,468,233
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	39,394	31,899,433
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	33,634	30,396,277
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	31,729	25,443,038
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	11,588	7,978,471
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(b)	42,047	34,956,396
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)(b)	21,831	15,663,018
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	18,996	14,008,870
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	35,860	33,525,708
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(b)	28,413	26,594,057
3.80%, 03/15/30 (Call 12/15/29)(a)	24,071	21,886,335
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	26,763	24,755,553

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 01/26/27 (Call 01/26/26)	$18,876	$17,886,433
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(b)	20,213	16,799,663
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	37,348	35,145,021
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(b)	8,343	7,199,252
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	28,906	27,815,154
4.75%, 10/21/45 (Call 04/21/45)	15,651	14,070,764
4.80%, 07/08/44 (Call 01/08/44)	16,415	14,608,316
5.15%, 05/22/45(a)	22,045	20,264,699
5.95%, 01/15/27(a)	7,097	7,159,486
6.13%, 02/15/33(a)	13,689	14,476,870
6.25%, 02/01/41(a)	30,357	31,915,808
6.75%, 10/01/37	70,782	75,103,928
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	24,243	20,823,612
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)(b)	23,571	19,749,999
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	29,039	25,901,827
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	15,566	12,328,588
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	29,747	23,747,351
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	16,462	13,577,830
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	17,730	14,080,148
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	32,422	29,178,266
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	27,718	26,032,776
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	30,975	29,191,525
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)(b)	26,060	24,982,351
4.95%, 03/31/30(a)	28,819	27,711,601
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	23,927	23,345,117
5.25%, 03/14/44(a)	8,931	7,831,107
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)(b)	24,594	23,476,171
6.10%, 01/14/42(a)	10,827	11,282,247
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	22,146	22,298,338
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(b)	22,020	22,247,357
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(b)	29,903	30,141,572
6.50%, 05/02/36(a)	15,829	16,122,709
6.50%, 09/15/37(a)	16,861	17,298,067
6.50%, 09/15/37	3,767	3,672,965
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(b)	8,800	8,621,608
6.80%, 06/01/38(a)	7,641	7,866,578
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	24,649	25,901,036

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc.
2.55%, 02/04/30 (Call 11/04/29)	$3,097	$2,525,320
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(b)	4,464	4,201,876
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(b)	3,118	3,136,281
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)(b)	3,106	2,938,990
5.65%, 01/10/30 (Call 11/10/29)(a)	5,899	5,738,760
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)(b)	1,608	1,312,877
3.95%, 03/29/27	24,920	23,620,434
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	21,752	20,477,985
4.05%, 04/09/29	5,357	4,977,250
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(b)	2,615	2,351,534
4.55%, 10/02/28	6,484	6,214,956
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	31,362	27,705,429
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	15,860	12,387,298
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	32,404	25,508,199
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	20,733	17,783,766
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	17,483	15,529,838
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	26,188	21,959,379
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(b)	17,966	12,085,804
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	28,536	23,000,390
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	34,786	28,480,102
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	38,024	32,617,151
2.95%, 10/01/26 (Call 07/01/26)(a)	5,727	5,348,791
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	19,317	17,724,593
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	35,513	29,461,226
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)(b)	14,426	10,639,090
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)(b)	23,350	15,794,739
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(b)	19,570	14,352,579
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	34,701	24,320,987
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(b)	23,041	21,234,046
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	25,823	24,108,079
3.63%, 12/01/27 (Call 12/01/26)(a)	13,279	12,480,438

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	$27,820	$25,388,894
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	29,259	27,625,189
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	15,694	13,206,041
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	17,885	14,022,725
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	35,674	28,253,034
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	24,290	22,783,541
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	14,961	12,046,099
4.13%, 12/15/26	12,533	12,048,645
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	26,261	24,803,662
4.25%, 10/01/27(a)	17,494	16,909,412
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	19,743	16,529,896
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	30,977	29,784,667
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)(b)	27,190	25,909,791
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)(b)	30,287	28,632,176
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	19,655	18,741,267
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	20,000	18,675,284
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	35,888	35,140,701
4.85%, 02/01/44	11,121	10,207,710
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	44,140	42,423,108
4.95%, 06/01/45(a)	17,405	15,840,310
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	27,935	27,760,627
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(b)	44,277	43,711,445
5.40%, 01/06/42(a)	14,688	14,585,614
5.50%, 10/15/40(a)	14,698	14,784,898
5.60%, 07/15/41	19,179	19,426,426
5.63%, 08/16/43(a)	13,415	13,355,394
6.40%, 05/15/38	25,300	27,652,197
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	6,290	5,468,429
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	4,569	3,768,900
5.85%, 11/15/27 (Call 10/16/27)(a)	9,465	9,158,102
KeyCorp
2.25%, 04/06/27(a)	7,853	6,750,638
2.55%, 10/01/29(a)	4,354	3,444,972
4.10%, 04/30/28(a)	7,487	6,710,543
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	3,867	3,328,756
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)(b)	31,739	28,824,788
3.75%, 01/11/27	9,166	8,621,812

Security	Par (000)	Value

Banks (continued)
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	$20,750	$19,306,945
4.34%, 01/09/48	14,116	10,508,840
4.38%, 03/22/28	17,911	16,957,250
4.55%, 08/16/28(a)	11,640	11,043,689
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(b)	4,310	3,989,200
5.30%, 12/01/45(a)	3,846	3,400,308
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	26,423	26,202,365
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	5,579	5,078,032
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/27/27)	10,663	9,963,462
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	20,404	18,107,401
2.05%, 07/17/30	14,111	11,350,733
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	16,522	13,089,300
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	22,695	20,359,483
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	7,171	5,732,346
2.56%, 02/25/30(a)	11,044	9,283,821
2.76%, 09/13/26(a)	1,058	975,134
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	9,247	7,565,293
3.20%, 07/18/29	16,629	14,692,704
3.29%, 07/25/27(a)	14,346	13,339,477
3.68%, 02/22/27(a)	12,737	12,107,647
3.74%, 03/07/29	14,808	13,716,510
3.75%, 07/18/39	12,912	10,631,217
3.96%, 03/02/28(a)	15,557	14,781,420
4.05%, 09/11/28(a)	9,174	8,714,829
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	12,715	12,079,883
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	19,884	19,452,267
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	12,030	11,680,507
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	19,957	19,776,930
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	8,714	8,583,750
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	16,257	16,169,874
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)	12,210	12,072,694
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(b)	5,758	5,721,532
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)(b)	3,454	2,696,077
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(b)	8,827	7,021,317
2.56%, 09/13/31(a)	7,733	6,019,234
2.84%, 09/13/26(a)	2,346	2,162,020
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)(b)	5,968	5,157,505
3.17%, 09/11/27(a)	14,261	13,063,424

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 03/05/28(a)	$16,366	$15,424,842
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)(b)	8,904	8,318,321
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	12,197	12,097,063
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	15,929	15,897,499
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	4,329	4,294,157
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	6,771	6,755,813
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(b)	14,625	14,480,038
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	17,395	17,417,981
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	33,962	26,092,719
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	31,947	24,635,197
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)(b)	39,709	31,127,504
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	21,696	19,571,352
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	31,164	24,808,959
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	37,604	31,672,499
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	17,139	10,845,228
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	31,061	25,413,352
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(b)	16,299	12,003,390
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	30,614	28,328,050
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)(b)	33,884	30,089,954
3.63%, 01/20/27(a)	14,889	14,058,883
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	31,549	29,260,906
3.95%, 04/23/27	23,082	21,764,348
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(b)	14,670	12,216,319
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	26,829	25,626,154
4.30%, 01/27/45	22,374	18,937,213
4.35%, 09/08/26	3,683	3,544,857
4.38%, 01/22/47	20,576	17,567,931
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	30,155	28,574,399
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	3,069	2,688,495
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	24,369	23,050,596
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	25,503	24,995,411
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	26,730	26,190,776
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	37,508	36,347,863

Security	Par (000)	Value

Banks (continued)
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)(b)	$14,985	$14,716,350
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	10,098	10,035,074
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(b)	18,821	18,921,099
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	21,730	22,261,983
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	33,252	34,754,831
6.38%, 07/24/42(a)	27,077	29,520,705
7.25%, 04/01/32(a)	15,878	18,069,229
National Australia Bank Ltd./New York
3.91%, 06/09/27	5,654	5,407,387
4.90%, 06/13/28(a)	13,959	13,780,470
4.94%, 01/12/28	852	844,707
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	12,580	11,346,869
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	11,470	10,547,810
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	27,102	25,824,260
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)(b)	19,102	18,190,775
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)(b)	16,796	16,496,432
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)(b)	13,376	13,258,983
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(b)	3,508	3,492,270
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	8,564	7,056,479
4.00%, 05/10/27 (Call 04/10/27)(a)	10,659	10,235,003
6.13%, 11/02/32 (Call 08/02/32)(a)	8,576	8,761,254
PNC Bank NA
2.70%, 10/22/29	10,062	8,411,288
3.10%, 10/25/27 (Call 09/25/27)	10,416	9,493,601
4.05%, 07/26/28	15,030	13,884,123
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(b)	4,140	3,333,122
2.55%, 01/22/30 (Call 10/24/29)(a)	22,371	18,768,797
3.15%, 05/19/27 (Call 04/19/27)(a)	8,995	8,331,861
3.45%, 04/23/29 (Call 01/23/29)	17,584	15,899,407
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	12,055	11,420,790
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)(b)	11,975	11,768,814
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(b)	18,400	18,247,606
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)(b)	10,884	11,003,064
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	11,739	11,907,252
Royal Bank of Canada
1.40%, 11/02/26	4,967	4,401,013
2.30%, 11/03/31	13,210	10,626,688
3.63%, 05/04/27	10,930	10,304,796
3.88%, 05/04/32	8,364	7,575,387

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.24%, 08/03/27	$10,991	$10,561,427
4.90%, 01/12/28(a)	6,777	6,678,962
5.00%, 02/01/33	15,638	15,149,872
5.00%, 05/02/33(a)	9,852	9,535,667
5.20%, 08/01/28	14,676	14,596,116
6.00%, 11/01/27	10,871	11,128,629
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	10,653	9,344,681
3.24%, 10/05/26 (Call 08/05/26)	2,762	2,529,031
4.40%, 07/13/27 (Call 04/14/27)(a)	11,286	10,688,049
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	10,679	10,605,705
Santander UK Group Holdings PLC
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	5,291	4,655,683
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(b)	3,623	3,275,088
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(b)	6,023	6,067,436
State Street Corp.
2.20%, 03/03/31(a)	2,492	1,984,209
2.40%, 01/24/30(a)	1,513	1,286,419
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26(a)	5,886	5,206,791
1.90%, 09/17/28	25,628	21,550,690
2.13%, 07/08/30	20,243	16,309,979
2.14%, 09/23/30	2,982	2,358,519
2.22%, 09/17/31(a)	4,037	3,186,331
2.75%, 01/15/30(a)	18,912	16,087,304
2.93%, 09/17/41(a)	1,521	1,051,857
3.01%, 10/19/26	9,885	9,165,420
3.04%, 07/16/29	29,973	26,184,371
3.35%, 10/18/27(a)	5,750	5,290,996
3.36%, 07/12/27(a)	16,732	15,528,805
3.45%, 01/11/27(a)	5,882	5,503,581
3.54%, 01/17/28	5,803	5,355,691
3.94%, 07/19/28(a)	7,813	7,295,803
5.52%, 01/13/28(a)	34,970	34,952,644
5.71%, 01/13/30	18,636	18,731,936
5.77%, 01/13/33	15,432	15,650,739
5.80%, 07/13/28(a)	10,892	11,020,428
6.18%, 07/13/43	11,366	11,443,508
Toronto-Dominion Bank (The)
1.25%, 09/10/26	2,197	1,946,733
1.95%, 01/12/27(a)	5,368	4,824,163
2.00%, 09/10/31	4,279	3,384,870
2.80%, 03/10/27	11,985	10,994,766
3.20%, 03/10/32	12,591	10,717,343
4.11%, 06/08/27	16,506	15,758,471
4.46%, 06/08/32	17,836	16,594,693
4.69%, 09/15/27	15,124	14,744,977
5.16%, 01/10/28	13,170	13,045,079
5.52%, 07/17/28	20,100	20,174,575
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	11,209	8,885,833
3.80%, 10/30/26 (Call 09/30/26)	6,407	5,917,015
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	9,690	8,195,878

Security	Par (000)	Value

Banks (continued)
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)(b)	$15,729	$13,164,780
1.95%, 06/05/30 (Call 03/05/30)(a)	7,674	6,106,398
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(b)	11,562	10,909,525
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	25,878	24,831,605
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(b)	9,227	8,652,475
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)(b)	12,888	12,767,151
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)(b)	2,535	2,552,322
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	10,153	7,692,480
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	17,454	15,582,449
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	10,229	8,145,991
3.00%, 07/30/29 (Call 04/30/29)	1,962	1,680,348
3.90%, 04/26/28 (Call 03/24/28)	12,961	12,166,521
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)(b)	21,399	20,440,862
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(b)	17,542	16,746,993
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(b)	19,684	18,259,522
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	14,987	14,897,448
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	15,331	15,314,030
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)(b)	17,679	17,607,826
Series X, 3.15%, 04/27/27 (Call 03/27/27)	16,153	14,981,885
UBS Group AG, 4.88%, 05/15/45	20,288	17,976,722
Wachovia Corp., 5.50%, 08/01/35	10,477	10,088,606
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)(b)	29,202	25,981,008
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	32,834	27,402,380
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(a)(b)	34,311	29,375,658
3.00%, 10/23/26	6,880	6,374,427
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	38,030	27,194,877
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)(b)	38,660	32,551,565
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	36,677	34,118,126
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	26,556	24,643,092
3.90%, 05/01/45	25,306	19,821,522
4.15%, 01/24/29 (Call 10/24/28)	23,861	22,439,340
4.30%, 07/22/27	22,127	21,192,579
4.40%, 06/14/46	22,357	17,716,279
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	28,011	26,170,890
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	35,195	29,713,509

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.65%, 11/04/44	$22,083	$18,162,839
4.75%, 12/07/46	22,654	18,783,868
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	26,322	25,522,559
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	40,943	38,549,910
4.90%, 11/17/45(a)	21,440	18,285,235
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	57,316	51,512,463
5.38%, 11/02/43	21,383	19,585,793
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	36,793	35,799,383
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	45,745	45,093,756
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	42,899	42,728,481
5.61%, 01/15/44	27,273	25,679,640
Wells Fargo Bank NA
5.85%, 02/01/37(a)	11,080	10,935,355
6.60%, 01/15/38(a)	15,816	16,697,453
Westpac Banking Corp.
1.95%, 11/20/28	17,562	15,095,433
2.15%, 06/03/31	8,072	6,607,411
2.65%, 01/16/30(a)	7,897	6,903,671
2.96%, 11/16/40(a)	10,365	6,713,029
3.13%, 11/18/41	7,603	4,973,499
3.35%, 03/08/27	14,196	13,388,872
3.40%, 01/25/28(a)	12,063	11,331,413
4.04%, 08/26/27(a)	10,780	10,464,414
4.42%, 07/24/39	8,237	6,638,508
5.46%, 11/18/27	19,774	20,052,315

		7,713,907,332

Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	55,761	53,333,071
4.90%, 02/01/46 (Call 08/01/45)	100,947	93,794,259
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	10,719	9,723,684
4.90%, 02/01/46 (Call 08/01/45)	15,719	14,437,375
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	16,604	15,257,387
4.00%, 04/13/28 (Call 01/13/28)	22,947	22,108,764
4.35%, 06/01/40 (Call 12/01/39)	12,342	11,039,937
4.38%, 04/15/38 (Call 10/15/37)	15,502	14,176,182
4.44%, 10/06/48 (Call 04/06/48)	17,364	15,198,589
4.50%, 06/01/50 (Call 12/01/49)(a)	17,657	15,752,461
4.60%, 04/15/48 (Call 10/15/47)	22,493	20,211,967
4.75%, 01/23/29 (Call 10/23/28)	42,851	42,421,072
4.75%, 04/15/58 (Call 10/15/57)	9,422	8,418,022
4.90%, 01/23/31 (Call 10/23/30)(a)	7,303	7,326,378
4.95%, 01/15/42	17,114	16,285,770
5.45%, 01/23/39 (Call 07/23/38)	20,347	20,648,020
5.55%, 01/23/49 (Call 07/23/48)	40,865	41,733,357
5.80%, 01/23/59 (Call 07/23/58)	20,670	21,655,942
8.20%, 01/15/39	11,590	14,780,049
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	15,186	13,003,927
1.38%, 03/15/31	13,587	10,728,673
1.45%, 06/01/27(a)	14,660	13,088,744
1.50%, 03/05/28	8,096	7,097,160

Security	Par (000)	Value

Beverages (continued)
1.65%, 06/01/30	$18,599	$15,333,092
2.00%, 03/05/31	7,254	6,025,721
2.13%, 09/06/29(a)	10,662	9,297,468
2.25%, 01/05/32(a)	20,009	16,787,167
2.50%, 06/01/40	9,844	7,099,727
2.50%, 03/15/51(a)	12,728	8,211,850
2.60%, 06/01/50	15,793	10,467,348
2.75%, 06/01/60(a)	9,153	5,938,130
2.88%, 05/05/41	7,823	5,901,105
3.00%, 03/05/51(a)	15,768	11,370,232
3.38%, 03/25/27(a)	9,108	8,726,251
3.45%, 03/25/30(a)	11,185	10,396,529
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	10,235	8,231,509
3.15%, 08/01/29 (Call 05/01/29)	7,830	6,992,905
4.90%, 05/01/33	6,447	6,211,329
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	10,882	9,077,698
2.13%, 04/29/32 (Call 01/29/32)	8,805	7,073,914
2.38%, 10/24/29 (Call 07/24/29)	9,791	8,454,377
5.30%, 10/24/27 (Call 09/24/27)	6,207	6,277,474
5.50%, 01/24/33 (Call 10/24/32)	8,706	9,048,905
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	5,364	4,721,318
3.80%, 05/01/50 (Call 11/01/49)	5,345	4,043,126
3.95%, 04/15/29 (Call 02/15/29)(a)	11,579	10,904,795
4.05%, 04/15/32 (Call 01/15/32)(a)	9,328	8,548,027
4.50%, 04/15/52 (Call 10/15/51)(a)	11,187	9,524,369
4.60%, 05/25/28 (Call 02/25/28)(a)	11,338	11,068,566
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	14,543	11,496,463
5.00%, 05/01/42(a)	15,914	14,387,354
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	11,001	8,761,955
1.63%, 05/01/30 (Call 02/01/30)	11,872	9,790,012
1.95%, 10/21/31 (Call 07/21/31)	14,431	11,791,863
2.38%, 10/06/26 (Call 07/06/26)(a)	1,234	1,156,213
2.63%, 07/29/29 (Call 04/29/29)(a)	9,692	8,682,434
2.63%, 10/21/41 (Call 04/21/41)	6,059	4,394,735
2.75%, 03/19/30 (Call 12/19/29)	15,659	13,948,442
2.75%, 10/21/51 (Call 04/21/51)	9,487	6,408,925
2.88%, 10/15/49 (Call 04/15/49)	7,067	4,987,137
3.00%, 10/15/27 (Call 07/15/27)(a)	18,500	17,391,182
3.45%, 10/06/46 (Call 04/06/46)(a)	10,331	8,191,122
3.60%, 02/18/28 (Call 01/18/28)	8,966	8,592,464
3.63%, 03/19/50 (Call 09/19/49)	7,684	6,170,911
3.90%, 07/18/32 (Call 04/18/32)(a)	16,388	15,535,121
4.45%, 02/15/33 (Call 11/15/32)(a)	4,747	4,723,466
4.45%, 04/14/46 (Call 10/14/45)(a)	9,214	8,560,157

		892,923,678

Biotechnology — 2.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	13,270	11,320,890
2.00%, 01/15/32 (Call 10/15/31)(a)	12,531	9,835,126
2.20%, 02/21/27 (Call 12/21/26)	13,941	12,687,856
2.30%, 02/25/31 (Call 11/25/30)	13,405	11,070,814
2.45%, 02/21/30 (Call 11/21/29)	11,291	9,601,285
2.77%, 09/01/53 (Call 03/01/53)(a)	8,004	4,781,170
2.80%, 08/15/41 (Call 02/15/41)	13,923	9,596,630
3.00%, 02/22/29 (Call 12/22/28)	9,232	8,354,137

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.00%, 01/15/52 (Call 07/15/51)(a)	$15,782	$10,181,784
3.15%, 02/21/40 (Call 08/21/39)(a)	22,475	16,741,621
3.20%, 11/02/27 (Call 08/02/27)	10,194	9,481,454
3.35%, 02/22/32 (Call 11/22/31)	12,622	11,007,222
3.38%, 02/21/50 (Call 08/21/49)(a)	24,082	16,887,816
4.05%, 08/18/29 (Call 06/18/29)	11,695	11,050,452
4.20%, 03/01/33 (Call 12/01/32)	7,179	6,609,710
4.20%, 02/22/52 (Call 08/22/51)	11,268	8,963,003
4.40%, 05/01/45 (Call 11/01/44)	24,120	20,184,383
4.40%, 02/22/62 (Call 08/22/61)	11,732	9,283,753
4.56%, 06/15/48 (Call 12/15/47)	16,268	13,871,820
4.66%, 06/15/51 (Call 12/15/50)(a)	35,453	30,524,923
4.88%, 03/01/53 (Call 09/01/52)	10,725	9,484,824
5.15%, 03/02/28 (Call 02/02/28)	35,993	35,971,530
5.25%, 03/02/30 (Call 01/02/30)	26,834	26,804,153
5.25%, 03/02/33 (Call 12/02/32)	41,323	41,126,179
5.60%, 03/02/43 (Call 09/02/42)	28,653	28,024,537
5.65%, 03/02/53 (Call 09/02/52)	42,804	42,411,171
5.75%, 03/02/63 (Call 09/02/62)	28,291	27,881,935
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	13,197	10,853,690
3.15%, 05/01/50 (Call 11/01/49)	14,066	9,143,675
5.20%, 09/15/45 (Call 03/15/45)	10,032	9,438,742
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	7,901	6,796,848
1.65%, 10/01/30 (Call 07/01/30)(a)	9,546	7,665,096
2.60%, 10/01/40 (Call 04/01/40)(a)	13,808	9,627,393
2.80%, 10/01/50 (Call 04/01/50)(a)	18,296	11,774,303
2.95%, 03/01/27 (Call 12/01/26)	12,085	11,276,621
4.00%, 09/01/36 (Call 03/01/36)(a)	1,232	1,090,210
4.15%, 03/01/47 (Call 09/01/46)(a)	19,949	16,668,700
4.50%, 02/01/45 (Call 08/01/44)	19,830	17,421,480
4.60%, 09/01/35 (Call 03/01/35)	2,411	2,286,236
4.75%, 03/01/46 (Call 09/01/45)	23,535	21,389,119
4.80%, 04/01/44 (Call 10/01/43)(a)	19,893	18,247,310
5.65%, 12/01/41 (Call 06/01/41)	12,636	12,871,004
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	13,391	10,666,017
2.80%, 09/15/50 (Call 03/15/50)	5,060	3,138,379
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	9,215	7,948,364
2.20%, 09/02/30 (Call 06/02/30)(a)	9,734	7,758,034
3.30%, 09/02/40 (Call 03/02/40)(a)	7,723	5,302,399
3.55%, 09/02/50 (Call 03/02/50)(a)	10,987	7,179,686

		662,283,484

Building Materials — 0.3%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	10,788	9,814,801
2.70%, 02/15/31 (Call 11/15/30)(a)	7,996	6,710,834
2.72%, 02/15/30 (Call 11/15/29)	21,744	18,620,959
3.38%, 04/05/40 (Call 10/05/39)	13,878	10,430,781
3.58%, 04/05/50 (Call 10/05/49)	21,508	15,396,097
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	9,167	7,414,566
3.20%, 07/15/51 (Call 01/15/51)	2,866	1,910,725
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	10,029	9,354,375

Security	Par (000)	Value

Building Materials (continued)
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	$6,968	$6,241,491

		85,894,629

Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	11,594	9,792,759
2.70%, 05/15/40 (Call 11/15/39)(a)	5,160	3,750,231
2.80%, 05/15/50 (Call 11/15/49)(a)	7,744	5,283,445
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	22,225	22,240,202
6.33%, 07/15/29 (Call 05/15/29)	6,988	6,949,904
6.35%, 11/15/28 (Call 10/15/28)(a)	10,414	10,435,112
6.38%, 07/15/32 (Call 04/15/32)	11,545	11,429,125
6.55%, 11/15/30 (Call 09/15/30)	11,880	11,888,533
6.70%, 11/15/33 (Call 08/15/33)	6,851	6,880,224
CF Industries Inc.
4.95%, 06/01/43	8,860	7,480,989
5.15%, 03/15/34	11,598	10,930,781
5.38%, 03/15/44	3,811	3,370,403
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	9,100	7,423,490
3.60%, 11/15/50 (Call 05/15/50)(a)	10,652	7,598,359
4.38%, 11/15/42 (Call 05/15/42)	17,974	14,846,382
5.25%, 11/15/41 (Call 05/15/41)	10,502	9,814,424
5.55%, 11/30/48 (Call 05/30/48)	5,986	5,685,953
6.90%, 05/15/53 (Call 11/15/52)(a)	6,985	7,763,599
7.38%, 11/01/29	14,627	16,064,906
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)(a)	26,870	26,523,667
5.32%, 11/15/38 (Call 05/15/38)(a)	12,109	11,881,934
5.42%, 11/15/48 (Call 05/15/48)(a)	24,162	23,333,640
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	6,729	5,482,904
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	3,809	3,568,530
2.70%, 12/15/51 (Call 06/15/51)(a)	4,396	2,774,185
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	3,781	3,002,419
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	9,308	7,876,854
5.25%, 07/15/43	7,637	6,791,926
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	6,218	4,463,112
3.63%, 04/01/51 (Call 10/01/50)(a)	10,320	6,950,915
4.20%, 10/15/49 (Call 04/15/49)	9,063	6,740,029
4.20%, 05/01/50 (Call 11/01/49)	8,546	6,329,555
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	14,403	11,323,931
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	10,348	9,738,694
4.90%, 03/27/28 (Call 02/27/28)(a)	9,281	9,051,722
5.00%, 04/01/49 (Call 10/01/48)(a)	4,554	3,949,960
5.80%, 03/27/53 (Call 09/27/52)(a)	10,919	10,665,995
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	11,044	9,727,270
3.45%, 06/01/27 (Call 03/01/27)(a)	19,268	18,169,061
4.50%, 06/01/47 (Call 12/01/46)(a)	12,256	10,439,671

		378,414,795

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	$10,652	$8,477,740
1.70%, 05/15/28 (Call 03/15/28)	5,296	4,637,717
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	12,324	9,678,131
5.10%, 12/15/27 (Call 11/15/27)	6,062	5,992,774
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	1,813	1,617,968
2.90%, 05/15/30 (Call 02/15/30)(a)	13,603	11,504,250
2.90%, 11/15/31 (Call 08/15/31)(a)	7,621	6,244,096
3.20%, 08/15/29 (Call 05/15/29)(a)	18,530	16,161,392
4.15%, 08/15/49 (Call 02/15/49)(a)	4,336	3,165,809
5.40%, 08/15/32 (Call 05/15/32)(a)	10,968	10,748,381
5.95%, 08/15/52 (Call 02/15/52)(a)	6,692	6,381,247
Massachusetts Institute of Technology, 5.60%, 07/01/2111(a)	8,299	8,895,461
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	11,637	9,793,734
2.65%, 10/01/26 (Call 08/01/26)	2,400	2,235,771
2.85%, 10/01/29 (Call 07/01/29)(a)	20,329	17,967,408
3.25%, 06/01/50 (Call 12/01/49)(a)	5,438	3,866,278
4.40%, 06/01/32 (Call 03/01/32)(a)	10,473	10,007,500
5.05%, 06/01/52 (Call 12/01/51)(a)	8,296	8,041,387
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	18,027	15,192,379
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	7,653	6,727,643
4.00%, 03/18/29 (Call 12/18/28)(a)	14,088	13,387,684
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	8,670	7,993,423
2.70%, 03/01/29 (Call 01/01/29)(a)	15,604	13,953,527
2.90%, 03/01/32 (Call 12/01/31)(a)	16,191	13,864,439
3.70%, 03/01/52 (Call 09/01/51)	2,538	1,975,218
4.25%, 05/01/29 (Call 02/01/29)(a)	12,567	12,102,598

		230,613,955

Computers — 2.7%
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	13,121	10,555,329
1.40%, 08/05/28 (Call 06/05/28)	27,209	23,381,877
1.65%, 05/11/30 (Call 02/11/30)	17,132	14,302,991
1.65%, 02/08/31 (Call 11/08/30)	28,077	23,017,746
1.70%, 08/05/31 (Call 05/05/31)(a)	8,974	7,312,126
2.05%, 09/11/26 (Call 07/11/26)	1,862	1,720,506
2.20%, 09/11/29 (Call 06/11/29)(a)	17,044	14,908,037
2.38%, 02/08/41 (Call 08/08/40)(a)	19,295	13,760,422
2.40%, 08/20/50 (Call 02/20/50)(a)	14,214	9,137,540
2.55%, 08/20/60 (Call 02/20/60)(a)	18,451	11,577,386
2.65%, 05/11/50 (Call 11/11/49)	28,073	18,634,571
2.65%, 02/08/51 (Call 08/08/50)(a)	32,217	21,363,431
2.70%, 08/05/51 (Call 02/05/51)(a)	20,245	13,474,940
2.80%, 02/08/61 (Call 08/08/60)	18,114	11,617,575
2.85%, 08/05/61 (Call 02/05/61)	13,710	8,906,629
2.90%, 09/12/27 (Call 06/12/27)(a)	22,587	21,144,355
2.95%, 09/11/49 (Call 03/11/49)	17,850	12,723,664
3.00%, 06/20/27 (Call 03/20/27)(a)	14,665	13,822,909
3.00%, 11/13/27 (Call 08/13/27)(a)	16,849	15,825,678
3.20%, 05/11/27 (Call 02/11/27)(a)	15,004	14,260,345
3.25%, 08/08/29 (Call 06/08/29)	10,577	9,847,493
3.35%, 02/09/27 (Call 11/09/26)(a)	5,996	5,731,808
3.35%, 08/08/32 (Call 05/08/32)(a)	13,859	12,716,231

Security	Par (000)	Value

Computers (continued)
3.45%, 02/09/45	$23,477	$18,956,154
3.75%, 09/12/47 (Call 03/12/47)	11,718	9,755,639
3.75%, 11/13/47 (Call 05/13/47)	15,756	13,102,395
3.85%, 05/04/43	32,712	28,311,565
3.85%, 08/04/46 (Call 02/04/46)(a)	21,730	18,387,357
3.95%, 08/08/52 (Call 02/08/52)(a)	19,747	16,678,772
4.00%, 05/10/28 (Call 04/10/28)(a)	12,336	12,041,303
4.10%, 08/08/62 (Call 02/08/62)	13,620	11,397,611
4.25%, 02/09/47 (Call 08/09/46)(a)	12,724	11,604,611
4.30%, 05/10/33 (Call 02/10/33)(a)	9,887	9,700,935
4.38%, 05/13/45	22,132	20,320,967
4.45%, 05/06/44(a)	12,689	12,060,303
4.50%, 02/23/36 (Call 08/23/35)(a)	6,309	6,308,392
4.65%, 02/23/46 (Call 08/23/45)	40,867	38,965,953
4.85%, 05/10/53 (Call 11/10/52)(a)	14,209	14,010,257
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	10,008	7,030,312
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	11,755	7,654,033
4.90%, 10/01/26 (Call 08/01/26)	7,213	7,085,609
5.25%, 02/01/28 (Call 01/01/28)(a)	12,399	12,368,994
5.30%, 10/01/29 (Call 07/01/29)	24,205	23,901,503
5.75%, 02/01/33 (Call 11/01/32)(a)	10,735	10,726,627
6.20%, 07/15/30 (Call 04/15/30)	11,980	12,325,143
8.10%, 07/15/36 (Call 01/15/36)	5,880	6,755,879
8.35%, 07/15/46 (Call 01/15/46)	8,683	10,643,727
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	2,578	2,672,096
6.35%, 10/15/45 (Call 04/15/45)(a)	15,401	15,778,181
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	10,827	8,766,809
3.00%, 06/17/27 (Call 04/17/27)(a)	7,397	6,802,740
4.00%, 04/15/29 (Call 02/15/29)(a)	12,501	11,654,734
4.75%, 01/15/28 (Call 12/15/27)	6,437	6,270,586
5.50%, 01/15/33 (Call 10/15/32)(a)	9,263	8,988,372
6.00%, 09/15/41(a)	16,611	16,341,176
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	16,273	14,404,321
1.95%, 05/15/30 (Call 02/15/30)(a)	15,610	12,876,252
2.95%, 05/15/50 (Call 11/15/49)(a)	7,289	4,707,943
3.50%, 05/15/29	32,563	30,028,869
4.00%, 06/20/42(a)	13,475	11,084,093
4.15%, 07/27/27 (Call 06/27/27)	10,214	9,870,818
4.15%, 05/15/39	18,924	16,204,839
4.25%, 05/15/49	29,098	23,996,972
4.40%, 07/27/32 (Call 04/27/32)(a)	7,090	6,766,069
4.50%, 02/06/28 (Call 01/06/28)(a)	10,697	10,465,588
4.75%, 02/06/33 (Call 11/06/32)(a)	7,908	7,706,316
4.90%, 07/27/52 (Call 01/27/52)(a)	7,570	6,864,349
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	10,786	8,566,978
4.38%, 05/15/30 (Call 02/15/30)	6,256	5,777,333
5.75%, 03/15/33 (Call 12/15/32)(a)	1,002	995,786

		897,428,850

Cosmetics & Personal Care — 0.7%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)(a)	20,299	19,070,176
3.38%, 03/24/29 (Call 01/24/29)(a)	10,086	9,215,853
3.63%, 03/24/32 (Call 12/24/31)	21,880	19,415,583
4.00%, 03/24/52 (Call 09/24/51)(a)	2,789	2,234,085

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)(c)	$13,142	$13,075,082
5.00%, 03/22/30 (Call 01/22/30)(c)	11,017	11,032,467
5.05%, 03/22/28 (Call 02/22/28)(c)	12,120	12,158,070
5.05%, 03/22/53 (Call 09/22/52)(a)(c)	16,432	16,084,075
5.10%, 03/22/43 (Call 09/22/42)(c)	3,560	3,490,063
5.20%, 03/22/63 (Call 09/22/62)(c)	10,204	9,996,162
Procter & Gamble Co. (The)
1.20%, 10/29/30	13,144	10,508,314
1.90%, 02/01/27(a)	10,539	9,637,218
1.95%, 04/23/31	11,344	9,516,800
2.30%, 02/01/32(a)	8,525	7,301,339
2.45%, 11/03/26	3,195	2,990,490
2.85%, 08/11/27(a)	9,208	8,614,123
3.00%, 03/25/30	13,626	12,449,459
4.05%, 01/26/33(a)	9,043	8,780,004
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	2,209	1,767,535
2.13%, 09/06/29 (Call 06/06/29)(a)	8,710	7,585,205
2.90%, 05/05/27 (Call 02/05/27)	9,367	8,747,720
3.50%, 03/22/28 (Call 12/22/27)(a)	13,361	12,700,531
5.90%, 11/15/32(a)	15,316	16,580,849

		232,951,203

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)(a)	19,263	17,333,150
3.00%, 10/29/28 (Call 08/29/28)	37,320	32,340,881
3.30%, 01/30/32 (Call 10/30/31)(a)	33,684	27,376,243
3.40%, 10/29/33 (Call 07/29/33)(a)	22,097	17,540,400
3.65%, 07/21/27 (Call 04/21/27)	12,553	11,550,908
3.85%, 10/29/41 (Call 04/29/41)(a)	18,729	13,894,996
5.75%, 06/06/28 (Call 05/06/28)(a)	12,216	12,100,810
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	5,975	5,340,784
2.88%, 01/15/32 (Call 10/15/31)(a)	3,543	2,838,723
3.13%, 12/01/30 (Call 09/01/30)	2,923	2,435,227
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	2,596	2,096,997
4.75%, 06/09/27 (Call 05/09/27)(a)	2,161	2,026,170
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(b)	1,000	997,490
7.10%, 11/15/27 (Call 10/15/27)(a)	1,489	1,511,973
8.00%, 11/01/31(a)	30,817	31,866,935
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	2,902	2,588,735
2.55%, 03/04/27 (Call 02/01/27)	9,922	9,024,627
3.30%, 05/03/27 (Call 04/03/27)	9,979	9,299,964
4.05%, 05/03/29 (Call 03/03/29)(a)	3,011	2,862,167
4.05%, 12/03/42(a)	15,975	13,604,868
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	11,700	11,583,407
5.85%, 11/05/27 (Call 10/05/27)	8,125	8,301,088
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	7,880	7,709,715
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	6,905	4,502,996
3.90%, 01/25/28 (Call 10/25/27)	11,871	11,096,392
4.35%, 04/15/30 (Call 01/15/30)	10,068	9,264,499
4.70%, 09/20/47 (Call 03/20/47)(a)	8,890	7,305,799

Security	Par (000)	Value

Diversified Financial Services (continued)
4.85%, 03/29/29 (Call 12/29/28)	$13,320	$12,748,232
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	8,202	7,631,192
3.75%, 03/09/27 (Call 02/09/27)(a)	11,087	10,317,971
3.80%, 01/31/28 (Call 12/31/27)	12,200	11,179,857
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(b)	1,485	1,484,658
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(b)	1,680	1,658,389
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	7,215	5,498,439
1.95%, 12/01/31 (Call 09/01/31)(a)	7,712	5,914,132
2.00%, 03/20/28 (Call 01/20/28)(a)	13,948	12,008,673
2.30%, 05/13/31 (Call 02/13/31)(a)	7,605	6,099,186
2.45%, 03/03/27 (Call 02/03/27)(a)	14,205	12,786,466
2.90%, 03/03/32 (Call 12/03/31)(a)	7,178	5,902,767
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(b)	1,465	1,487,978
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5,536	4,641,362
5.30%, 09/15/43 (Call 03/15/43)	7,649	7,769,504
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	7,235	6,716,321
6.70%, 11/29/32 (Call 08/29/32)	2,020	2,009,324
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	11,925	9,082,745
2.10%, 06/15/30 (Call 03/15/30)(a)	14,891	12,294,787
2.65%, 09/15/40 (Call 03/15/40)(a)	11,275	7,853,123
3.00%, 06/15/50 (Call 12/15/49)	13,605	9,113,387
3.00%, 09/15/60 (Call 03/15/60)(a)	13,419	8,308,534
4.00%, 09/15/27 (Call 08/15/27)(a)	16,614	15,919,309
4.25%, 09/21/48 (Call 03/21/48)	11,414	9,585,225
4.35%, 06/15/29 (Call 04/15/29)(a)	14,955	14,349,339
4.60%, 03/15/33 (Call 12/15/32)(a)	14,410	13,762,171
4.95%, 06/15/52 (Call 12/15/51)	18,084	16,826,386
5.20%, 06/15/62 (Call 12/15/61)(a)	10,246	9,687,366
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	8,635	6,725,166
4.15%, 01/23/30	14,811	13,339,832
4.85%, 01/15/27(a)	6,108	5,942,419
5.88%, 07/21/28 (Call 06/21/28)	12,677	12,542,134
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	10,371	8,422,832
2.95%, 11/21/26 (Call 08/21/26)	5,017	4,729,417
2.95%, 06/01/29 (Call 03/01/29)(a)	13,825	12,535,555
3.30%, 03/26/27 (Call 01/26/27)	9,411	8,949,522
3.35%, 03/26/30 (Call 12/26/29)	20,579	18,911,780
3.65%, 06/01/49 (Call 12/01/48)	2,926	2,346,795
3.85%, 03/26/50 (Call 09/26/49)	12,316	10,214,743
4.85%, 03/09/33 (Call 12/09/32)	8,102	8,140,876
4.88%, 03/09/28 (Call 02/09/28)(a)	7,022	7,047,295
Nasdaq Inc.
5.35%, 06/28/28 (Call 05/28/28)	15,026	15,027,726
5.55%, 02/15/34 (Call 11/15/33)	14,123	14,109,969
5.95%, 08/15/53 (Call 02/15/53)	8,449	8,399,883
6.10%, 06/28/63 (Call 12/28/62)	8,682	8,568,673
Nomura Holdings Inc.
2.17%, 07/14/28(a)	13,348	11,232,831
2.33%, 01/22/27(a)	6,262	5,566,163
2.61%, 07/14/31	12,481	9,805,532

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.68%, 07/16/30(a)	$12,933	$10,510,938
3.00%, 01/22/32	8,196	6,548,653
3.10%, 01/16/30(a)	18,087	15,353,929
6.07%, 07/12/28	7,962	7,981,720
6.18%, 01/18/33(a)	5,100	5,174,576
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	8,492	6,137,517
4.95%, 07/15/46	7,827	6,823,957
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	2,475	1,837,870
3.95%, 12/01/27 (Call 09/01/27)(a)	2,353	2,100,893
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	10,932	8,504,490
1.90%, 04/15/27 (Call 02/15/27)(a)	11,557	10,473,468
2.00%, 08/15/50 (Call 02/15/50)(a)	20,318	11,985,157
2.05%, 04/15/30 (Call 01/15/30)	18,641	15,815,707
2.70%, 04/15/40 (Call 10/15/39)	10,723	7,976,498
2.75%, 09/15/27 (Call 06/15/27)	4,418	4,101,046
3.65%, 09/15/47 (Call 03/15/47)(a)	11,019	8,983,136
4.15%, 12/14/35 (Call 06/14/35)	12,376	11,668,853
4.30%, 12/14/45 (Call 06/14/45)	37,623	33,970,958

		889,541,276

Electric — 3.3%
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	19,409	15,402,225
5.45%, 06/01/28 (Call 05/01/28)(a)	11,397	11,193,675
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	3,060	2,701,670
American Electric Power Co. Inc., 5.63%, 03/01/33 (Call 12/01/32)	5,328	5,333,861
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	13,076	11,903,169
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	15,042	9,283,435
3.70%, 07/15/30 (Call 04/15/30)	3,800	3,456,790
3.80%, 07/15/48 (Call 01/15/48)	8,331	6,143,077
4.25%, 10/15/50 (Call 04/15/50)	8,126	6,351,469
4.45%, 01/15/49 (Call 07/15/48)	9,912	8,116,076
4.50%, 02/01/45 (Call 08/01/44)	8,084	6,769,395
4.60%, 05/01/53 (Call 11/01/52)(a)	10,068	8,283,346
5.15%, 11/15/43 (Call 05/15/43)	8,157	7,502,200
6.13%, 04/01/36	19,305	20,198,986
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	7,976	6,404,078
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	3,508	2,864,831
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	3,463	2,872,070
3.60%, 06/15/61 (Call 12/15/60)(a)	14,805	10,230,005
4.45%, 03/15/44 (Call 09/15/43)	1,263	1,075,178
4.63%, 12/01/54 (Call 06/01/54)	2,034	1,715,632
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	14,766	11,637,098
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	6,270	6,316,564
5.60%, 06/15/42 (Call 12/15/41)(a)	8,804	8,298,739
6.25%, 10/01/39(a)	9,868	9,996,962
Dominion Energy Inc.
5.38%, 11/15/32 (Call 08/15/32)(a)	6,340	6,241,621
Series C, 2.25%, 08/15/31 (Call 05/15/31)	17,286	13,768,723
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	13,413	11,836,105
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28)	6,011	5,877,888

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	$7,609	$5,229,086
4.95%, 01/15/33 (Call 10/15/32)	9,058	8,922,281
5.30%, 02/15/40	8,094	7,866,594
5.35%, 01/15/53 (Call 07/15/52)	9,277	8,999,269
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	5,256	4,368,662
2.55%, 06/15/31 (Call 03/15/31)	7,917	6,465,969
2.65%, 09/01/26 (Call 06/01/26)(a)	2,104	1,946,520
3.15%, 08/15/27 (Call 05/15/27)(a)	11,654	10,743,380
3.30%, 06/15/41 (Call 12/15/40)(a)	7,681	5,511,598
3.50%, 06/15/51 (Call 12/15/50)	8,134	5,601,521
3.75%, 09/01/46 (Call 03/01/46)(a)	15,365	11,222,773
4.30%, 03/15/28 (Call 02/15/28)	12,001	11,537,809
4.50%, 08/15/32 (Call 05/15/32)(a)	12,944	12,048,117
5.00%, 08/15/52 (Call 02/15/52)(a)	11,825	10,347,203
Duke Energy Florida LLC, 6.40%, 06/15/38	11,981	12,871,684
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	10,423	8,140,272
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	816	758,229
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	4,540	3,643,751
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	6,121	5,336,712
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	5,024	4,859,153
5.45%, 03/01/28 (Call 02/01/28)	10,426	10,458,113
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)(a)	9,281	8,580,193
4.45%, 04/15/46 (Call 10/15/45)	7,022	5,781,841
4.70%, 04/15/50 (Call 10/15/49)	8,256	7,016,339
5.15%, 03/15/28 (Call 02/15/28)(a)	8,663	8,605,959
5.30%, 03/15/33 (Call 12/15/32)	4,050	4,004,933
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	13,863	11,501,233
2.88%, 12/04/51 (Call 06/04/51)(a)	12,352	8,065,199
3.15%, 10/01/49 (Call 04/01/49)	8,919	6,223,218
3.95%, 03/01/48 (Call 09/01/47)	10,576	8,589,553
4.40%, 05/15/28 (Call 03/15/28)(a)	10,521	10,293,422
4.80%, 05/15/33 (Call 02/15/33)	5,466	5,331,506
5.05%, 04/01/28 (Call 03/01/28)(a)	10,321	10,364,967
5.10%, 04/01/33 (Call 01/01/33)(a)	7,612	7,610,839
5.30%, 04/01/53 (Call 10/01/52)(a)	8,048	7,981,471
Georgia Power Co.
4.30%, 03/15/42(a)	13,443	11,250,706
4.65%, 05/16/28 (Call 03/16/28)	7,788	7,598,439
4.95%, 05/17/33 (Call 11/17/32)	7,454	7,210,742
5.13%, 05/15/52 (Call 11/15/51)(a)	8,213	7,630,911
Series A, 3.25%, 03/15/51 (Call 09/15/50)	6,318	4,305,620
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	11,394	10,609,721
4.25%, 07/15/49 (Call 01/15/49)(a)	10,733	8,809,084
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	3,781	3,787,686
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	8,932	7,987,712
1.90%, 06/15/28 (Call 04/15/28)	25,733	22,099,886
2.25%, 06/01/30 (Call 03/01/30)	18,534	15,237,202
2.44%, 01/15/32 (Call 10/15/31)	9,986	8,007,689
2.75%, 11/01/29 (Call 08/01/29)	5,722	4,953,142
3.55%, 05/01/27 (Call 02/01/27)(a)	19,633	18,519,053
4.63%, 07/15/27 (Call 06/15/27)	15,784	15,379,191

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.90%, 02/28/28 (Call 01/28/28)	$14,121	$13,861,384
5.00%, 07/15/32 (Call 04/15/32)(a)	8,960	8,650,838
5.05%, 02/28/33 (Call 11/28/32)(a)	9,260	8,959,344
5.25%, 02/28/53 (Call 08/28/52)	11,954	11,077,391
Northern States Power Co./MN, 5.10%, 05/15/53 (Call 11/15/52)(a)	7,758	7,325,070
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	10,656	9,207,383
2.50%, 02/01/31 (Call 11/01/30)(a)	19,131	14,915,002
3.00%, 06/15/28 (Call 04/15/28)	8,683	7,558,874
3.25%, 06/01/31 (Call 03/01/31)	8,257	6,705,261
3.30%, 12/01/27 (Call 09/01/27)	11,483	10,283,542
3.30%, 08/01/40 (Call 02/01/40)(a)	11,688	7,826,280
3.50%, 08/01/50 (Call 02/01/50)(a)	19,093	12,013,560
3.75%, 07/01/28	7,626	6,858,451
3.95%, 12/01/47 (Call 06/01/47)(a)	8,645	5,761,060
4.50%, 07/01/40 (Call 01/01/40)	19,330	14,864,374
4.55%, 07/01/30 (Call 01/01/30)	28,637	25,746,367
4.95%, 07/01/50 (Call 01/01/50)	30,500	23,566,029
6.10%, 01/15/29 (Call 12/15/28)	6,090	6,019,403
6.15%, 01/15/33 (Call 10/15/32)	7,098	6,908,322
6.40%, 06/15/33 (Call 03/15/33)	8,657	8,538,770
6.70%, 04/01/53 (Call 10/01/52)	8,976	8,737,588
6.75%, 01/15/53 (Call 07/15/52)	12,540	12,175,575
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	11,342	6,673,371
5.35%, 12/01/53 (Call 06/01/53)	10,124	8,713,668
5.50%, 05/15/54 (Call 11/15/53)	12,438	11,000,292
PPL Electric Utilities Corp., 5.25%, 05/15/53 (Call 11/15/52)	6,804	6,587,150
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	3,387	2,665,112
5.25%, 04/01/53 (Call 10/01/52)	8,518	7,837,839
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	2,053	1,651,710
San Diego Gas & Electric Co.
5.35%, 04/01/53 (Call 10/01/52)	4,338	4,200,445
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	2,381	1,897,010
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	12,236	7,945,710
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5,113	4,730,149
3.40%, 02/01/28 (Call 11/01/27)	9,256	8,565,352
3.80%, 02/01/38 (Call 08/01/37)	12,033	9,793,043
4.00%, 02/01/48 (Call 08/01/47)	2,546	1,948,424
6.00%, 10/15/39	11,608	11,570,333
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	11,782	8,504,719
4.00%, 04/01/47 (Call 10/01/46)	18,349	14,203,855
4.65%, 10/01/43 (Call 04/01/43)	8,315	7,136,061
5.85%, 11/01/27 (Call 10/01/27)(a)	6,269	6,418,666
5.95%, 11/01/32 (Call 08/01/32)	3,785	3,924,923
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	5,123	3,239,892
Series C, 4.13%, 03/01/48 (Call 09/01/47)	13,327	10,487,772
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	22,025	18,130,108
4.85%, 06/15/28 (Call 04/15/28)	6,282	6,154,350
5.20%, 06/15/33 (Call 12/15/32)(a)	6,614	6,434,894
Series A, 3.70%, 04/30/30 (Call 01/30/30)	6,795	6,148,562
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(b)	15,401	14,352,654

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	$9,550	$5,502,534
2.95%, 11/15/51 (Call 05/15/51)(a)	5,665	3,619,826
5.00%, 04/01/33 (Call 01/01/33)(a)	4,414	4,291,548
5.45%, 04/01/53 (Call 10/01/52)(a)	10,737	10,397,681
Series A, 3.50%, 03/15/27 (Call 12/15/26)	5,969	5,647,986
Xcel Energy Inc., 5.45%, 08/15/33 (Call 02/15/33)	759	746,943

		1,110,673,471

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	5,087	4,502,322
2.00%, 12/21/28 (Call 10/21/28)(a)	12,779	11,112,582
2.20%, 12/21/31 (Call 09/21/31)(a)	10,763	8,847,662
2.80%, 12/21/51 (Call 06/21/51)	7,571	4,896,128

		29,358,694

Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	8,023	6,486,525
2.80%, 02/15/30 (Call 11/15/29)	11,393	9,934,933
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	9,668	8,559,783
1.75%, 09/01/31 (Call 06/01/31)(a)	16,443	13,074,775
1.95%, 06/01/30 (Call 03/01/30)	11,033	9,190,905
2.50%, 11/01/26 (Call 08/01/26)(a)	6,838	6,385,658
2.70%, 08/15/29 (Call 05/15/29)(a)	8,497	7,573,395
2.80%, 06/01/50 (Call 12/01/49)(a)	4,516	3,204,856
4.25%, 01/15/29 (Call 12/15/28)	8,565	8,317,912
4.50%, 01/15/34 (Call 10/15/33)	11,963	11,538,286
5.00%, 02/15/33 (Call 11/15/32)(a)	10,449	10,526,783

		94,793,811

Entertainment — 0.6%
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)	32,702	30,666,677
4.05%, 03/15/29 (Call 01/15/29)(a)	17,593	16,148,891
4.28%, 03/15/32 (Call 12/15/31)(a)	47,459	41,822,508
5.05%, 03/15/42 (Call 09/15/41)	43,027	35,318,614
5.14%, 03/15/52 (Call 09/15/51)	73,000	58,209,550
5.39%, 03/15/62 (Call 09/15/61)	25,981	20,603,169

		202,769,409

Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	8,383	6,472,209
3.95%, 05/15/28 (Call 02/15/28)	8,809	8,390,560
5.00%, 04/01/34 (Call 01/01/34)	9,064	8,914,923
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	3,650	2,390,885
4.20%, 01/15/33 (Call 10/15/32)(a)	9,544	8,825,408
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	8,837	6,883,513
3.15%, 11/15/27 (Call 08/15/27)(a)	8,448	7,881,094
4.15%, 04/15/32 (Call 01/15/32)(a)	10,710	10,050,786
4.63%, 02/15/30 (Call 12/15/29)	7,214	7,056,654
4.88%, 02/15/29 (Call 01/15/29)	11,045	10,971,404
4.88%, 02/15/34 (Call 11/15/33)	10,681	10,404,258

		88,241,694

Food — 1.1%
Campbell Soup Co., 4.15%, 03/15/28
(Call 12/15/27)(a)	10,318	9,830,526

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	$10,558	$8,975,439
4.85%, 11/01/28 (Call 08/01/28)(a)	12,296	11,960,752
5.30%, 11/01/38 (Call 05/01/38)	7,618	7,025,713
5.40%, 11/01/48 (Call 05/01/48)(a)	11,346	10,296,383
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	7,885	6,895,763
3.20%, 02/10/27 (Call 11/10/26)(a)	5,398	5,073,749
4.20%, 04/17/28 (Call 01/17/28)	17,976	17,243,485
4.95%, 03/29/33 (Call 12/29/32)(a)	11,461	11,169,015
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	7,700	6,664,598
1.80%, 06/11/30 (Call 03/11/30)(a)	9,752	8,065,720
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	5,392	4,857,194
3.63%, 01/15/32 (Call 01/15/27)(a)	8,920	7,323,498
4.38%, 02/02/52 (Call 08/02/51)	5,454	3,860,778
5.13%, 02/01/28 (Call 01/01/28)	114	110,777
5.75%, 04/01/33 (Call 01/01/33)	10,114	9,687,042
6.50%, 12/01/52 (Call 06/01/52)	10,000	9,496,444
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)	13,855	13,233,049
4.38%, 06/01/46 (Call 12/01/45)	30,486	25,179,366
4.88%, 10/01/49 (Call 04/01/49)(a)	15,752	13,969,521
5.00%, 06/04/42	18,717	17,089,096
5.20%, 07/15/45 (Call 01/15/45)	20,814	19,208,090
5.50%, 06/01/50 (Call 12/01/49)(a)	9,156	8,858,121
6.88%, 01/26/39	11,019	12,118,013
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	1,227	1,136,353
3.95%, 01/15/50 (Call 07/15/49)(a)	4,013	3,102,095
4.45%, 02/01/47 (Call 08/01/46)(a)	6,298	5,243,188
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	6,348	5,953,095
Mondelez International Inc.
2.63%, 03/17/27 (Call 02/17/27)	6,493	5,968,577
2.63%, 09/04/50 (Call 03/04/50)	5,568	3,482,177
2.75%, 04/13/30 (Call 01/13/30)(a)	7,757	6,705,519
3.00%, 03/17/32 (Call 12/17/31)(a)	7,660	6,549,975
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	5,512	3,649,517
3.25%, 07/15/27 (Call 04/15/27)(a)	6,611	6,165,210
5.95%, 04/01/30 (Call 01/01/30)(a)	9,921	10,273,509
6.60%, 04/01/50 (Call 10/01/49)(a)	10,557	11,598,212
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	13,630	12,798,119
4.35%, 03/01/29 (Call 12/01/28)	9,582	9,064,240
4.55%, 06/02/47 (Call 12/02/46)	5,623	4,505,240
5.10%, 09/28/48 (Call 03/28/48)	16,892	14,646,384

		359,033,542

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	4,199	3,432,210
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)(a)	4,592	4,585,907
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	14,016	10,836,041
2.95%, 09/01/29 (Call 06/01/29)(a)	13,049	11,485,145
3.49%, 05/15/27 (Call 02/15/27)	11,425	10,718,952

Security	Par (000)	Value

Gas (continued)
3.60%, 05/01/30 (Call 02/01/30)	$14,967	$13,412,571
3.95%, 03/30/48 (Call 09/30/47)	5,735	4,389,215
4.38%, 05/15/47 (Call 11/15/46)	8,303	6,785,278
4.80%, 02/15/44 (Call 08/15/43)(a)	8,537	7,445,736
5.25%, 03/30/28 (Call 02/29/28)	6,938	6,908,284

		79,999,339

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	14,003	13,849,107
6.30%, 02/15/30 (Call 12/15/29)(c)	12,557	12,482,396
6.40%, 04/15/33 (Call 01/15/33)(a)(c)	11,905	11,802,040
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	11,548	9,562,838
2.75%, 11/15/50 (Call 05/15/50)	4,941	2,874,851

		50,571,232

Health Care - Products — 1.0%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	4,948	4,798,872
4.75%, 11/30/36 (Call 05/30/36)	10,833	10,754,916
4.90%, 11/30/46 (Call 05/30/46)	27,713	26,988,433
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	9,144	8,127,593
2.27%, 12/01/28 (Call 10/01/28)	13,672	11,718,181
2.54%, 02/01/32 (Call 11/01/31)(a)	16,500	13,242,296
3.13%, 12/01/51 (Call 06/01/51)(a)	5,966	3,789,569
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	11,709	10,051,196
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	7,145	4,550,309
2.80%, 12/10/51 (Call 06/10/51)(a)	10,548	6,939,517
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	7,384	6,488,954
3.25%, 11/15/39 (Call 05/15/39)	6,074	4,814,011
3.40%, 11/15/49 (Call 05/15/49)(a)	5,534	4,138,482
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	18,163	18,381,855
5.86%, 03/15/30 (Call 01/15/30)	16,773	16,987,820
5.91%, 11/22/32 (Call 08/22/32)(a)	20,087	20,602,603
6.38%, 11/22/52 (Call 05/22/52)	7,523	8,076,269
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	10,542	9,759,663
3.63%, 03/15/32 (Call 12/15/31)	20,304	17,475,978
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	10,667	10,377,628
4.50%, 03/30/33 (Call 12/30/32)(a)	13,046	12,617,366
Medtronic Inc.
4.38%, 03/15/35	12,359	11,696,753
4.63%, 03/15/45(a)	14,565	13,642,861
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	9,064	8,061,670
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	9,541	7,885,691
4.63%, 03/15/46 (Call 09/15/45)(a)	5,138	4,555,606
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	10,765	8,684,505
2.60%, 10/01/29 (Call 07/01/29)	6,287	5,517,157
2.80%, 10/15/41 (Call 04/15/41)	4,199	3,021,742
4.10%, 08/15/47 (Call 02/15/47)	5,304	4,553,308
4.98%, 08/10/30 (Call 06/10/30)	12,130	12,102,609
5.09%, 08/10/33 (Call 05/10/33)	13,751	13,805,591

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	$8,201	$6,673,885

		330,882,889

Health Care - Services — 3.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	5,918	4,426,112
6.63%, 06/15/36	12,318	13,209,749
Ascension Health
3.95%, 11/15/46(a)	3,518	2,870,614
Series B, 2.53%, 11/15/29 (Call 08/15/29)	8,105	7,010,151
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	23,111	19,804,283
2.50%, 03/01/31 (Call 12/01/30)(a)	20,643	16,474,425
2.63%, 08/01/31 (Call 05/01/31)(a)	10,926	8,710,163
3.00%, 10/15/30 (Call 07/15/30)	19,319	16,095,994
3.38%, 02/15/30 (Call 02/15/25)	19,505	16,702,943
4.25%, 12/15/27 (Call 09/18/23)(a)	24,790	23,229,928
4.63%, 12/15/29 (Call 12/15/24)(a)	35,359	32,512,600
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)(a)	6,324	5,642,629
4.19%, 10/01/49 (Call 04/01/49)	1,560	1,235,840
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)(a)	11,140	9,309,995
2.55%, 03/15/31 (Call 12/15/30)	8,810	7,364,127
2.88%, 09/15/29 (Call 06/15/29)(a)	8,313	7,342,962
3.13%, 05/15/50 (Call 11/15/49)	10,546	7,122,554
3.60%, 03/15/51 (Call 09/15/50)	12,909	9,491,167
3.65%, 12/01/27 (Call 09/01/27)	16,053	15,129,381
3.70%, 09/15/49 (Call 03/15/49)	8,079	6,035,265
4.10%, 03/01/28 (Call 12/01/27)(a)	11,993	11,471,662
4.38%, 12/01/47 (Call 06/01/47)	14,111	11,885,320
4.55%, 03/01/48 (Call 09/01/47)	9,381	8,080,858
4.63%, 05/15/42	10,714	9,507,560
4.65%, 01/15/43	13,479	11,963,999
4.65%, 08/15/44 (Call 02/15/44)	8,506	7,425,661
4.75%, 02/15/33 (Call 11/15/32)(a)	8,723	8,446,987
5.13%, 02/15/53 (Call 08/15/52)	12,187	11,482,304
6.10%, 10/15/52 (Call 04/15/52)(a)	7,008	7,446,388
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	8,621	6,808,273
3.50%, 09/01/30 (Call 03/01/30)	26,714	23,350,347
3.50%, 07/15/51 (Call 01/15/51)(a)	17,077	11,366,569
4.13%, 06/15/29 (Call 03/15/29)	20,725	19,141,090
4.50%, 02/15/27 (Call 08/15/26)	13,551	13,099,380
4.63%, 03/15/52 (Call 09/15/51)	21,174	17,006,745
5.13%, 06/15/39 (Call 12/15/38)	10,433	9,417,483
5.20%, 06/01/28 (Call 05/01/28)	11,253	11,095,375
5.25%, 06/15/49 (Call 12/15/48)	21,789	19,009,009
5.38%, 09/01/26 (Call 03/01/26)	2,203	2,185,728
5.50%, 06/01/33 (Call 03/01/33)(a)	12,330	12,112,393
5.50%, 06/15/47 (Call 12/15/46)	15,922	14,383,024
5.63%, 09/01/28 (Call 03/01/28)(a)	13,712	13,683,068
5.88%, 02/01/29 (Call 08/01/28)	9,816	9,870,386
5.90%, 06/01/53 (Call 12/01/52)	11,652	11,163,208
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	9,512	8,363,721
2.15%, 02/03/32 (Call 11/03/31)	7,918	6,210,299
3.70%, 03/23/29 (Call 02/23/29)	8,900	8,235,589
4.95%, 10/01/44 (Call 04/01/44)	2,029	1,810,069
5.50%, 03/15/53 (Call 09/15/52)	9,890	9,521,301

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 03/01/33 (Call 12/01/32)	$4,961	$5,133,554
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	10,939	9,323,309
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	4,396	3,152,766
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	15,239	10,819,338
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	7,871	5,324,870
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	4,848	4,144,052
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	195	113,959
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	8,284	7,190,248
UnitedHealth Group Inc.
2.00%, 05/15/30	11,657	9,726,991
2.30%, 05/15/31 (Call 02/15/31)	14,498	12,111,503
2.75%, 05/15/40 (Call 11/15/39)(a)	13,365	9,633,039
2.88%, 08/15/29(a)	10,699	9,603,412
2.90%, 05/15/50 (Call 11/15/49)	15,316	10,162,181
2.95%, 10/15/27(a)	8,348	7,743,677
3.05%, 05/15/41 (Call 11/15/40)	16,382	12,223,415
3.13%, 05/15/60 (Call 11/15/59)(a)	8,953	5,893,267
3.25%, 05/15/51 (Call 11/15/50)	24,278	17,225,918
3.45%, 01/15/27	8,535	8,155,512
3.50%, 08/15/39 (Call 02/15/39)(a)	15,606	12,708,581
3.70%, 08/15/49 (Call 02/15/49)	14,669	11,363,975
3.75%, 10/15/47 (Call 04/15/47)(a)	11,991	9,445,469
3.85%, 06/15/28(a)	11,451	10,954,787
3.88%, 12/15/28(a)	8,445	8,079,514
3.88%, 08/15/59 (Call 02/15/59)	13,857	10,709,474
4.00%, 05/15/29 (Call 03/15/29)(a)	7,975	7,618,729
4.20%, 05/15/32 (Call 02/15/32)	15,042	14,203,254
4.20%, 01/15/47 (Call 07/15/46)	9,971	8,446,746
4.25%, 01/15/29 (Call 12/15/28)(a)	12,199	11,828,548
4.25%, 03/15/43 (Call 09/15/42)	9,218	8,072,242
4.25%, 06/15/48 (Call 12/15/47)	15,277	12,904,131
4.45%, 12/15/48 (Call 06/15/48)	12,112	10,590,173
4.50%, 04/15/33 (Call 01/15/33)	12,650	12,178,017
4.63%, 07/15/35(a)	2,062	1,995,016
4.75%, 07/15/45(a)	20,874	19,396,378
4.75%, 05/15/52 (Call 11/15/51)	22,117	20,168,282
4.95%, 05/15/62 (Call 11/15/61)	9,207	8,456,210
5.05%, 04/15/53 (Call 10/15/52)	22,025	21,004,731
5.20%, 04/15/63 (Call 10/15/62)(a)	17,832	17,094,847
5.25%, 02/15/28 (Call 01/15/28)(a)	11,324	11,545,392
5.30%, 02/15/30 (Call 12/15/29)	11,676	11,914,760
5.35%, 02/15/33 (Call 11/15/32)(a)	18,193	18,663,691
5.80%, 03/15/36(a)	9,023	9,540,225
5.88%, 02/15/53 (Call 08/15/52)	21,000	22,395,675
6.05%, 02/15/63 (Call 08/15/62)	14,794	16,060,034
6.88%, 02/15/38	10,021	11,634,668
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)	8,125	6,510,882

		1,038,430,120

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	12,949	10,919,507
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(a)	7,578	6,520,675
3.25%, 03/15/27 (Call 02/15/27)	11,028	9,605,976
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	7,597	6,283,877

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	$9,350	$7,647,458

		40,977,493

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	7,027	6,355,782

Insurance — 1.7%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)(a)	5,842	5,726,181
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	9,378	7,740,455
4.75%, 04/01/48 (Call 10/01/47)	10,971	9,629,875
4.80%, 07/10/45 (Call 01/10/45)	6,706	5,898,598
5.13%, 03/27/33 (Call 12/27/32)(a)	4,808	4,649,657
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	13,387	11,503,301
3.75%, 05/02/29 (Call 02/02/29)	13,137	12,234,124
Aon Global Ltd.
3.90%, 02/28/52 (Call 08/28/51)	7,005	5,364,023
5.35%, 02/28/33 (Call 11/28/32)(a)	4,963	4,952,222
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	3,713	2,678,999
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	12,834	11,980,690
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	5,250	4,224,595
2.30%, 03/15/27 (Call 02/15/27)	4,873	4,514,701
2.50%, 01/15/51 (Call 07/15/50)(a)	9,891	6,141,071
2.85%, 10/15/50 (Call 04/15/50)(a)	20,168	13,521,200
2.88%, 03/15/32 (Call 12/15/31)(a)	7,915	6,909,072
3.85%, 03/15/52 (Call 09/15/51)	28,245	22,457,927
4.20%, 08/15/48 (Call 02/15/48)	23,157	20,146,678
4.25%, 01/15/49 (Call 07/15/48)(a)	21,018	18,465,074
5.75%, 01/15/40(a)	10,923	11,786,909
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	17,828	16,702,461
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	4,162	3,855,107
4.70%, 06/22/47 (Call 12/22/46)(a)	2,922	2,178,626
Chubb Corp. (The), 6.00%, 05/11/37(a)	11,432	12,161,895
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	6,086	4,783,620
3.05%, 12/15/61 (Call 06/15/61)(a)	8,252	5,331,648
4.35%, 11/03/45 (Call 05/03/45)	7,624	6,663,684
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(a)	13,768	12,949,568
3.85%, 04/05/29 (Call 02/05/29)	10,082	9,225,698
3.90%, 04/05/32 (Call 01/05/32)	10,311	9,022,604
4.40%, 04/05/52 (Call 10/05/51)	8,791	6,787,232
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	16,979	16,068,375
5.00%, 04/20/48 (Call 10/20/47)(a)	15,832	13,290,299
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	9,300	5,914,076
3.50%, 10/15/50 (Call 04/15/50)	5,240	3,593,144
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	4,848	4,682,335
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)(a)	2,320	1,690,271

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	$9,985	$8,938,206
5.38%, 03/04/46(a)	3,447	3,312,561
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	4,053	3,345,235
4.38%, 03/15/29 (Call 12/15/28)	17,121	16,559,707
4.90%, 03/15/49 (Call 09/15/48)	11,331	10,392,554
MetLife Inc.
4.05%, 03/01/45	8,549	6,960,391
4.13%, 08/13/42(a)	10,963	9,057,492
4.55%, 03/23/30 (Call 12/23/29)(a)	10,107	9,826,766
4.60%, 05/13/46 (Call 11/13/45)(a)	6,228	5,465,092
4.88%, 11/13/43	8,162	7,433,851
5.00%, 07/15/52 (Call 01/15/52)(a)	9,268	8,453,034
5.25%, 01/15/54 (Call 07/15/53)(a)	11,179	10,623,226
5.38%, 07/15/33 (Call 04/15/33)(a)	8,475	8,436,539
5.70%, 06/15/35(a)	15,718	16,092,731
5.88%, 02/06/41(a)	9,795	10,053,680
6.38%, 06/15/34	13,218	14,193,662
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	3,833	3,191,776
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	15,200	11,357,460
3.91%, 12/07/47 (Call 06/07/47)	8,720	6,759,112
3.94%, 12/07/49 (Call 06/07/49)	10,398	7,986,798
4.35%, 02/25/50 (Call 08/25/49)	9,804	8,145,697
4.60%, 05/15/44	8,697	7,668,449
5.70%, 12/14/36	12,737	13,006,399
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	2,202	1,522,165
5.35%, 11/01/40(a)	7,041	7,000,221
6.25%, 06/15/37(a)	12,987	14,140,885
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	8,203	8,317,794
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	8,824	8,546,551
5.35%, 05/15/33 (Call 02/15/33)	5,168	4,983,690

		577,197,719

Internet — 2.4%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	8,416	7,301,183
1.10%, 08/15/30 (Call 05/15/30)(a)	25,880	20,750,597
1.90%, 08/15/40 (Call 02/15/40)(a)	6,681	4,472,767
2.05%, 08/15/50 (Call 02/15/50)(a)	18,226	10,900,812
2.25%, 08/15/60 (Call 02/15/60)(a)	19,607	11,446,510
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	15,075	13,282,049
1.50%, 06/03/30 (Call 03/03/30)	20,426	16,621,988
1.65%, 05/12/28 (Call 03/12/28)	25,790	22,539,021
2.10%, 05/12/31 (Call 02/12/31)	31,085	25,782,651
2.50%, 06/03/50 (Call 12/03/49)(a)	28,166	17,932,436
2.70%, 06/03/60 (Call 12/03/59)	22,542	13,837,073
2.88%, 05/12/41 (Call 11/12/40)	23,136	17,316,799
3.10%, 05/12/51 (Call 11/12/50)(a)	35,285	25,177,291
3.15%, 08/22/27 (Call 05/22/27)	37,370	35,158,126
3.25%, 05/12/61 (Call 11/12/60)	19,442	13,474,179
3.30%, 04/13/27 (Call 03/13/27)	17,242	16,408,160
3.45%, 04/13/29 (Call 02/13/29)	15,262	14,363,988
3.60%, 04/13/32 (Call 01/13/32)(a)	24,174	22,228,554
3.88%, 08/22/37 (Call 02/22/37)(a)	19,875	17,834,756

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.95%, 04/13/52 (Call 10/13/51)(a)	$27,706	$23,089,781
4.05%, 08/22/47 (Call 02/22/47)	37,158	32,008,837
4.10%, 04/13/62 (Call 10/13/61)(a)	14,389	11,878,853
4.25%, 08/22/57 (Call 02/22/57)(a)	24,568	21,253,025
4.55%, 12/01/27 (Call 11/01/27)	17,665	17,599,802
4.65%, 12/01/29 (Call 10/01/29)	16,895	16,818,155
4.70%, 12/01/32 (Call 09/01/32)(a)	22,041	21,891,648
4.80%, 12/05/34 (Call 06/05/34)(a)	6,230	6,259,504
4.95%, 12/05/44 (Call 06/05/44)	18,163	17,840,035
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)(a)	18,638	18,220,022
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,554	3,766,186
2.70%, 03/11/30 (Call 12/11/29)(a)	13,905	11,882,224
3.60%, 06/05/27 (Call 03/05/27)(a)	3,334	3,143,982
3.65%, 05/10/51 (Call 11/10/50)	1,043	741,137
4.00%, 07/15/42 (Call 01/15/42)(a)	15,335	12,004,707
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	13,894	12,107,564
3.80%, 02/15/28 (Call 11/15/27)(a)	9,186	8,561,325
4.63%, 08/01/27 (Call 05/01/27)	4,741	4,599,217
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	26,348	25,114,924
3.85%, 08/15/32 (Call 05/15/32)	34,012	31,229,852
4.45%, 08/15/52 (Call 02/15/52)	30,386	25,713,399
4.60%, 05/15/28 (Call 04/15/28)	16,416	16,277,981
4.65%, 08/15/62 (Call 02/15/62)	11,709	9,940,268
4.80%, 05/15/30 (Call 03/15/30)(a)	10,948	10,864,821
4.95%, 05/15/33 (Call 02/15/33)	17,611	17,515,899
5.60%, 05/15/53 (Call 11/15/52)	28,045	28,129,668
5.75%, 05/15/63 (Call 11/15/62)	19,419	19,584,446
Netflix Inc.
4.38%, 11/15/26	4,385	4,264,495
4.88%, 04/15/28	11,286	11,122,917
5.88%, 11/15/28	12,359	12,706,288
6.38%, 05/15/29(a)	1,408	1,482,242

		784,442,144

Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	14,167	14,526,342
6.80%, 11/29/32 (Call 08/29/32)	11,405	11,723,884

		26,250,226

Lodging — 0.2%
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)(a)	11,052	10,759,359
5.00%, 10/15/27 (Call 09/15/27)	5,876	5,819,611
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	10,294	9,735,799
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	10,142	8,619,929
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	7,533	6,265,511
Sands China Ltd., 5.65%, 08/08/28 (Call 05/08/28)(a)	18,868	17,817,618

		59,017,827

Machinery — 0.5%
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	8,894	7,688,557
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	10,393	9,139,905
3.25%, 09/19/49 (Call 03/19/49)(a)	3,345	2,520,143
3.25%, 04/09/50 (Call 10/09/49)(a)	5,844	4,422,336

Security	Par (000)	Value

Machinery (continued)
3.80%, 08/15/42(a)	$22,796	$19,301,068
5.20%, 05/27/41	10,594	10,715,366
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	2,122	1,810,722
3.90%, 06/09/42 (Call 12/09/41)(a)	19,534	17,049,574
John Deere Capital Corp.
4.15%, 09/15/27(a)	13,228	12,923,801
4.70%, 06/10/30	9,441	9,323,990
4.75%, 01/20/28	12,627	12,574,637
4.95%, 07/14/28	6,344	6,358,029
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	19,976	17,086,218
3.11%, 02/15/40 (Call 08/15/39)	1,430	1,075,246
5.25%, 08/16/28 (Call 07/16/28)	4,998	5,031,452
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	5,075	4,773,746
4.95%, 09/15/28 (Call 06/15/28)	15,426	14,911,329

		156,706,119

Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	10,598	9,129,237
2.88%, 10/15/27 (Call 07/15/27)(a)	9,421	8,675,454
3.25%, 08/26/49 (Call 02/26/49)(a)	9,071	6,270,889
3.38%, 03/01/29 (Call 12/01/28)(a)	10,322	9,455,189
4.00%, 09/14/48 (Call 03/14/48)(a)	9,607	7,811,925
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)(a)	12,754	12,017,703
4.15%, 11/02/42	7,913	6,856,129
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35(a)	7,668	7,090,028
General Electric Co.
5.88%, 01/14/38(a)	12,308	12,958,293
6.75%, 03/15/32(a)	13,604	15,149,262
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	8,103	7,592,041
3.90%, 09/01/42 (Call 03/01/42)(a)	9,656	8,303,096
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	11,437	10,343,902
4.00%, 06/14/49 (Call 12/14/48)(a)	6,181	5,013,494
4.25%, 09/15/27 (Call 08/15/27)(a)	12,883	12,504,564
4.50%, 09/15/29 (Call 07/15/29)(a)	11,970	11,569,593
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	11,225	9,368,274

		160,109,073

Media — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,784	4,805,809
2.30%, 02/01/32 (Call 11/01/31)	14,153	10,682,812
2.80%, 04/01/31 (Call 01/01/31)	10,762	8,661,429
3.50%, 06/01/41 (Call 12/01/40)(a)	18,445	12,203,015
3.50%, 03/01/42 (Call 09/01/41)	17,397	11,368,670
3.70%, 04/01/51 (Call 10/01/50)(a)	23,379	14,511,130
3.75%, 02/15/28 (Call 11/15/27)	10,567	9,668,946
3.85%, 04/01/61 (Call 10/01/60)(a)	15,466	9,224,993
3.90%, 06/01/52 (Call 12/01/51)(a)	27,398	17,518,289
3.95%, 06/30/62 (Call 12/30/61)	13,133	7,903,551
4.20%, 03/15/28 (Call 12/15/27)(a)	11,883	11,056,909
4.40%, 04/01/33 (Call 01/01/33)(a)	4,887	4,302,839

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.40%, 12/01/61 (Call 06/01/61)	$10,695	$7,030,730
4.80%, 03/01/50 (Call 09/01/49)	30,328	22,376,587
5.05%, 03/30/29 (Call 12/30/28)	17,157	16,337,184
5.13%, 07/01/49 (Call 01/01/49)	14,806	11,389,333
5.25%, 04/01/53 (Call 10/01/52)(a)	17,819	14,064,676
5.38%, 04/01/38 (Call 10/01/37)	3,656	3,093,367
5.38%, 05/01/47 (Call 11/01/46)	26,890	21,402,579
5.50%, 04/01/63 (Call 10/01/62)	8,589	6,741,982
5.75%, 04/01/48 (Call 10/01/47)	26,383	22,225,657
6.38%, 10/23/35 (Call 04/23/35)	18,715	18,152,481
6.48%, 10/23/45 (Call 04/23/45)	36,461	33,477,079
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	13,109	10,250,018
1.95%, 01/15/31 (Call 10/15/30)(a)	12,925	10,458,630
2.35%, 01/15/27 (Call 10/15/26)(a)	7,147	6,557,966
2.45%, 08/15/52 (Call 02/15/52)(a)	17,118	9,992,513
2.65%, 02/01/30 (Call 11/01/29)	11,813	10,274,024
2.65%, 08/15/62 (Call 02/15/62)(a)	1,623	926,631
2.80%, 01/15/51 (Call 07/15/50)	20,451	12,964,637
2.89%, 11/01/51 (Call 05/01/51)(a)	54,068	34,561,861
2.94%, 11/01/56 (Call 05/01/56)	58,570	36,385,699
2.99%, 11/01/63 (Call 05/01/63)(a)	36,605	22,107,041
3.15%, 02/15/28 (Call 11/15/27)	13,758	12,765,891
3.20%, 07/15/36 (Call 01/15/36)(a)	6,445	5,219,057
3.25%, 11/01/39 (Call 05/01/39)	16,866	12,963,843
3.30%, 02/01/27 (Call 11/01/26)	10,203	9,663,650
3.30%, 04/01/27 (Call 02/01/27)	6,395	6,033,890
3.40%, 04/01/30 (Call 01/01/30)	12,924	11,787,944
3.40%, 07/15/46 (Call 01/15/46)(a)	17,746	12,959,980
3.45%, 02/01/50 (Call 08/01/49)(a)	20,235	14,753,780
3.55%, 05/01/28 (Call 02/01/28)(a)	7,047	6,660,558
3.75%, 04/01/40 (Call 10/01/39)	18,568	15,264,677
3.90%, 03/01/38 (Call 09/01/37)	9,015	7,685,883
3.97%, 11/01/47 (Call 05/01/47)	23,040	18,434,716
4.00%, 08/15/47 (Call 02/15/47)	12,113	9,699,388
4.00%, 03/01/48 (Call 09/01/47)(a)	13,524	10,874,916
4.00%, 11/01/49 (Call 05/01/49)(a)	22,201	17,652,655
4.05%, 11/01/52 (Call 05/01/52)	13,135	10,486,872
4.15%, 10/15/28 (Call 07/15/28)	34,383	33,141,567
4.20%, 08/15/34 (Call 02/15/34)	6,051	5,528,968
4.25%, 10/15/30 (Call 07/15/30)	11,577	11,009,098
4.25%, 01/15/33	22,385	20,989,306
4.40%, 08/15/35 (Call 02/15/35)	4,669	4,325,388
4.55%, 01/15/29 (Call 12/15/28)	5,924	5,799,116
4.60%, 10/15/38 (Call 04/15/38)	11,858	10,871,023
4.60%, 08/15/45 (Call 02/15/45)	9,662	8,480,999
4.65%, 02/15/33 (Call 11/15/32)(a)	14,370	14,009,829
4.70%, 10/15/48 (Call 04/15/48)(a)	21,929	19,760,829
4.80%, 05/15/33 (Call 02/15/33)	6,402	6,258,422
4.95%, 10/15/58 (Call 04/15/58)(a)	4,297	3,950,385
5.35%, 11/15/27 (Call 10/15/27)	6,454	6,541,436
5.35%, 05/15/53 (Call 11/15/52)	18,366	17,960,897
5.50%, 11/15/32 (Call 08/15/32)	8,164	8,377,321
5.50%, 05/15/64 (Call 11/15/63)	15,122	14,753,804
5.65%, 06/15/35	9,208	9,538,848
7.05%, 03/15/33	12,651	14,416,544
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	2,337	2,051,990
3.95%, 03/20/28 (Call 12/20/27)(a)	9,481	8,817,833
4.00%, 09/15/55 (Call 03/15/55)	17,731	11,558,016

Security	Par (000)	Value

Media (continued)
4.13%, 05/15/29 (Call 02/15/29)	$461	$423,787
4.65%, 05/15/50 (Call 11/15/49)	7,351	5,488,651
5.20%, 09/20/47 (Call 03/20/47)(a)	14,088	11,396,779
5.30%, 05/15/49 (Call 11/15/48)	4,667	3,796,979
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	23,014	22,206,779
5.48%, 01/25/39 (Call 07/25/38)	8,849	8,008,849
5.58%, 01/25/49 (Call 07/25/48)	14,856	13,228,914
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	10,521	8,780,778
4.38%, 03/15/43	18,283	12,582,423
4.95%, 01/15/31 (Call 10/15/30)(a)	13,489	12,044,118
4.95%, 05/19/50 (Call 11/19/49)(a)	5,680	4,148,538
5.85%, 09/01/43 (Call 03/01/43)(a)	13,071	10,834,905
6.88%, 04/30/36	15,287	14,711,665
7.88%, 07/30/30(a)	14,235	15,016,277
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	11,488	12,785,233
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	13,794	10,082,464
5.50%, 09/01/41 (Call 03/01/41)	14,321	11,696,778
5.88%, 11/15/40 (Call 05/15/40)	13,716	11,917,078
6.55%, 05/01/37	16,542	15,713,444
6.75%, 06/15/39	16,018	15,499,041
7.30%, 07/01/38(a)	15,644	15,813,964
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	10,368	9,716,311
4.13%, 06/01/44(a)	10,770	9,058,623
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	26,208	22,227,964
2.20%, 01/13/28(a)	14,850	13,379,354
2.65%, 01/13/31(a)	27,310	23,417,538
2.75%, 09/01/49 (Call 03/01/49)(a)	21,943	14,065,329
3.50%, 05/13/40 (Call 11/13/39)	17,208	13,739,430
3.60%, 01/13/51 (Call 07/13/50)	29,186	21,923,216
3.80%, 03/22/30(a)	20,787	19,457,308
3.80%, 05/13/60 (Call 11/13/59)(a)	5,974	4,530,875
4.63%, 03/23/40 (Call 09/23/39)(a)	7,002	6,479,965
4.70%, 03/23/50 (Call 09/23/49)(a)	18,178	16,605,367
6.20%, 12/15/34(a)	10,599	11,495,430
6.40%, 12/15/35	11,763	12,847,745
6.65%, 11/15/37(a)	14,039	15,810,368

		1,324,660,653

Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	11,781	11,661,148
5.75%, 05/01/43(a)	7,908	7,896,672

Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	11,590	11,771,093
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	12,503	10,909,268
4.75%, 02/28/28 (Call 01/28/28)	12,487	12,373,590
4.90%, 02/28/33 (Call 11/28/32)(a)	7,924	7,810,802
5.00%, 09/30/43	19,219	18,545,918
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	11,454	10,590,678
5.40%, 11/14/34 (Call 05/14/34)(a)	9,990	9,488,690
5.45%, 03/15/43 (Call 09/15/42)(a)	18,087	16,242,994
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	10,658	8,667,010

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
2.60%, 07/15/32 (Call 04/15/32)	$10,105	$8,123,767
4.88%, 03/15/42 (Call 09/15/41)(a)	13,012	11,671,440
6.25%, 10/01/39	11,461	11,916,781
Rio Tinto Alcan Inc., 6.13%, 12/15/33	10,105	10,733,798
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	7,306	4,543,998
5.20%, 11/02/40	11,958	11,664,125
7.13%, 07/15/28	14,468	15,772,992
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	7,966	6,776,831
5.13%, 03/09/53 (Call 09/09/52)	14,014	13,487,717

		220,649,312

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	2,399	2,178,852
3.57%, 12/01/31 (Call 09/01/31)	11,212	9,472,695

		11,651,547

Oil & Gas — 4.1%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	11,079	8,970,726
2.72%, 01/12/32 (Call 10/12/31)(a)	20,041	16,775,634
2.77%, 11/10/50 (Call 05/10/50)	17,463	10,987,093
2.94%, 06/04/51 (Call 12/04/50)(a)	25,229	16,464,925
3.00%, 02/24/50 (Call 08/24/49)	21,505	14,331,895
3.00%, 03/17/52 (Call 09/17/51)(a)	14,966	9,791,616
3.02%, 01/16/27 (Call 10/16/26)(a)	8,470	7,953,813
3.06%, 06/17/41 (Call 12/17/40)	15,753	11,563,605
3.38%, 02/08/61 (Call 08/08/60)(a)	21,476	14,406,359
3.63%, 04/06/30 (Call 01/06/30)(a)	14,007	12,937,285
3.94%, 09/21/28 (Call 06/21/28)(a)	12,948	12,353,697
4.23%, 11/06/28 (Call 08/06/28)(a)	22,485	21,686,852
4.81%, 02/13/33 (Call 11/13/32)(a)	23,733	22,972,372
4.89%, 09/11/33 (Call 06/11/33)(a)	10,968	10,660,629
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	18,363	17,290,450
3.72%, 11/28/28 (Call 08/28/28)	8,880	8,344,840
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	16,619	15,729,024
4.95%, 06/01/47 (Call 12/01/46)	2,086	1,808,574
6.25%, 03/15/38(a)	22,140	22,321,389
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	2,092	1,476,623
5.40%, 06/15/47 (Call 12/15/46)	4,283	3,840,138
6.75%, 11/15/39(a)	21,491	22,284,802
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	12,143	11,010,010
2.24%, 05/11/30 (Call 02/11/30)	15,416	13,201,035
3.08%, 05/11/50 (Call 11/11/49)	4,180	2,966,156
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	9,073	7,877,892
2.34%, 08/12/50 (Call 02/12/50)(a)	1,930	1,172,730
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	7,363	5,963,644
3.80%, 03/15/52 (Call 09/15/51)(a)	11,538	8,879,367
4.03%, 03/15/62 (Call 09/15/61)	20,370	15,649,420
4.30%, 11/15/44 (Call 05/15/44)	6,607	5,682,259
5.05%, 09/15/33 (Call 06/15/33)	10,696	10,624,867
5.30%, 05/15/53 (Call 11/15/52)	13,745	13,388,455
5.55%, 03/15/54 (Call 09/15/53)	7,641	7,654,858

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/39	$16,221	$18,037,557
6.95%, 04/15/29	16,892	18,574,906
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	13,189	12,408,777
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	15,240	12,704,777
5.00%, 06/15/45 (Call 12/15/44)(a)	2,135	1,819,041
5.60%, 07/15/41 (Call 01/15/41)(a)	18,984	17,606,546
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	12,236	10,517,609
3.25%, 12/01/26 (Call 10/01/26)	5,235	4,925,136
3.50%, 12/01/29 (Call 09/01/29)(a)	12,246	11,069,601
4.25%, 03/15/52 (Call 09/15/51)(a)	6,361	4,766,637
6.25%, 03/15/33 (Call 12/15/32)	13,530	13,977,245
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)(a)	5,807	5,637,264
4.95%, 04/15/50 (Call 10/15/49)(a)	1,927	1,823,389
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	15,787	14,757,111
7.00%, 02/01/30 (Call 11/01/29)(a)	7,401	7,755,145
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	2,435	2,092,282
3.13%, 04/06/30 (Call 01/06/30)(a)	9,149	8,284,335
3.25%, 11/18/49 (Call 05/18/49)	4,895	3,480,489
3.63%, 09/10/28 (Call 06/10/28)(a)	2,631	2,498,914
3.70%, 04/06/50 (Call 10/06/49)	7,508	5,789,676
3.95%, 05/15/43	6,658	5,564,202
4.80%, 11/08/43	2,740	2,527,172
5.10%, 08/17/40(a)	6,683	6,516,520
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	13,480	11,892,079
2.61%, 10/15/30 (Call 07/15/30)	18,381	15,926,252
3.00%, 08/16/39 (Call 02/16/39)(a)	9,611	7,394,687
3.10%, 08/16/49 (Call 02/16/49)	17,279	12,137,400
3.29%, 03/19/27 (Call 01/19/27)	11,616	11,085,623
3.45%, 04/15/51 (Call 10/15/50)(a)	30,113	22,352,398
3.48%, 03/19/30 (Call 12/19/29)	18,202	16,850,622
3.57%, 03/06/45 (Call 09/06/44)(a)	13,218	10,305,445
4.11%, 03/01/46 (Call 09/01/45)	27,572	23,407,382
4.23%, 03/19/40 (Call 09/19/39)	21,597	19,281,873
4.33%, 03/19/50 (Call 09/19/49)	28,825	24,942,532
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	13,963	13,434,354
5.60%, 02/15/41(a)	17,762	16,677,603
6.00%, 01/15/40	10,122	9,920,285
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	13,619	12,986,979
6.60%, 10/01/37(a)	14,278	14,383,420
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)(a)	2,022	1,679,925
6.50%, 03/01/41 (Call 09/01/40)	19,088	19,478,558
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)(a)	13,224	13,361,953
6.45%, 09/15/36(a)	16,152	16,528,752
6.60%, 03/15/46 (Call 09/15/45)(a)	10,055	10,325,873
6.63%, 09/01/30 (Call 03/01/30)(a)	18,309	18,920,828
7.50%, 05/01/31(a)	7,134	7,745,391
8.88%, 07/15/30 (Call 01/15/30)	6,088	6,979,588
Ovintiv Inc., 6.50%, 08/15/34(a)	6,202	6,287,285

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	$6,267	$5,072,875
3.30%, 03/15/52 (Call 09/15/51)(a)	4,234	2,821,771
3.90%, 03/15/28 (Call 12/15/27)(a)	8,043	7,614,205
4.65%, 11/15/34 (Call 05/15/34)	6,983	6,545,970
4.88%, 11/15/44 (Call 05/15/44)	10,240	9,231,824
5.88%, 05/01/42(a)	18,756	19,122,342
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)(a)	11,536	11,391,883
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	9,651	7,784,925
2.15%, 01/15/31 (Call 10/15/30)(a)	7,812	6,334,242
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	16,891	14,676,847
2.50%, 09/12/26	2,814	2,620,140
2.75%, 04/06/30 (Call 01/06/30)	16,547	14,588,406
3.00%, 11/26/51 (Call 05/26/51)	12,688	8,474,535
3.13%, 11/07/49 (Call 05/07/49)	14,803	10,284,090
3.25%, 04/06/50 (Call 10/06/49)(a)	22,616	16,008,770
3.75%, 09/12/46	13,666	10,688,460
3.88%, 11/13/28 (Call 08/13/28)(a)	13,958	13,387,183
4.00%, 05/10/46	23,794	19,472,079
4.13%, 05/11/35(a)	12,304	11,210,483
4.38%, 05/11/45	30,282	26,181,947
4.55%, 08/12/43	14,520	12,991,950
5.50%, 03/25/40	11,391	11,608,886
6.38%, 12/15/38(a)	30,134	33,170,522
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	2,109	1,491,222
4.00%, 11/15/47 (Call 05/15/47)	3,869	2,880,260
6.50%, 06/15/38	17,389	17,777,507
6.80%, 05/15/38(a)	13,633	14,221,704
6.85%, 06/01/39	10,001	10,439,269
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	13,754	12,206,012
2.99%, 06/29/41 (Call 12/29/40)	6,779	4,960,013
3.13%, 05/29/50 (Call 11/29/49)(a)	22,693	15,691,107
3.39%, 06/29/60 (Call 12/29/59)(a)	7,701	5,326,782
3.45%, 02/19/29 (Call 11/19/28)(a)	15,135	14,105,236
3.46%, 07/12/49 (Call 01/12/49)	8,546	6,345,380
TotalEnergies Capital SA, 3.88%, 10/11/28	13,729	13,094,923
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	5,286	3,605,639
6.63%, 06/15/37(a)	19,462	20,662,062
7.50%, 04/15/32(a)	9,238	10,353,654

		1,360,889,557

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	15,642	14,741,196
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	16,762	15,556,765
4.08%, 12/15/47 (Call 06/15/47)	4,760	3,779,554
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	9,146	7,977,985
4.75%, 08/01/43 (Call 02/01/43)(a)	10,467	9,042,522
4.85%, 11/15/35 (Call 05/15/35)	12,659	11,879,978
5.00%, 11/15/45 (Call 05/15/45)(a)	18,200	16,376,282
6.70%, 09/15/38(a)	12,509	13,735,714
7.45%, 09/15/39(a)	13,413	15,639,555

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	$10,174	$8,799,663

		117,529,214

Packaging & Containers — 0.0%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)(a)	8,233	6,702,822
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	11,302	10,881,380

		17,584,202

Pharmaceuticals — 7.5%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	18,516	17,327,249
3.20%, 11/21/29 (Call 08/21/29)	55,408	49,957,958
4.05%, 11/21/39 (Call 05/21/39)	43,073	36,872,538
4.25%, 11/14/28 (Call 08/14/28)	21,729	21,012,145
4.25%, 11/21/49 (Call 05/21/49)(a)	60,086	50,508,490
4.30%, 05/14/36 (Call 11/14/35)(a)	7,043	6,430,308
4.40%, 11/06/42	29,610	25,794,879
4.45%, 05/14/46 (Call 11/14/45)	22,910	19,788,831
4.50%, 05/14/35 (Call 11/14/34)	20,405	19,206,312
4.55%, 03/15/35 (Call 09/15/34)(a)	14,078	13,324,323
4.70%, 05/14/45 (Call 11/14/44)	30,696	27,522,773
4.75%, 03/15/45 (Call 09/15/44)	10,239	9,175,584
4.85%, 06/15/44 (Call 12/15/43)	12,418	11,347,655
4.88%, 11/14/48 (Call 05/14/48)(a)	19,849	18,293,630
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	14,218	12,333,317
2.25%, 05/28/31 (Call 02/28/31)(a)	7,547	6,286,694
4.88%, 03/03/28 (Call 02/03/28)	11,931	11,888,917
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	12,772	10,154,191
3.00%, 05/28/51 (Call 11/28/50)	2,658	1,872,752
3.13%, 06/12/27 (Call 03/12/27)	7,543	7,060,573
4.00%, 01/17/29 (Call 10/17/28)	10,828	10,345,798
4.00%, 09/18/42(a)	13,475	11,568,603
4.38%, 11/16/45	7,971	7,086,614
4.38%, 08/17/48 (Call 02/17/48)	2,177	1,943,847
6.45%, 09/15/37	34,821	39,176,623
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	10,462	8,414,165
2.82%, 05/20/30 (Call 02/20/30)	8,363	7,234,620
3.70%, 06/06/27 (Call 03/06/27)	20,621	19,554,195
4.67%, 06/06/47 (Call 12/06/46)	14,729	13,040,095
4.69%, 02/13/28 (Call 01/13/28)	11,289	11,083,396
4.69%, 12/15/44 (Call 06/15/44)(a)	4,540	4,018,005
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	11,038	9,577,955
1.45%, 11/13/30 (Call 08/13/30)	11,253	8,919,001
2.35%, 11/13/40 (Call 05/13/40)(a)	11,573	7,797,316
2.55%, 11/13/50 (Call 05/13/50)	17,699	10,825,597
2.95%, 03/15/32 (Call 12/15/31)(a)	17,369	15,059,524
3.40%, 07/26/29 (Call 04/26/29)(a)	24,223	22,397,797
3.55%, 03/15/42 (Call 09/15/41)(a)	14,104	11,202,070
3.70%, 03/15/52 (Call 09/15/51)(a)	21,561	16,571,720
3.90%, 02/20/28 (Call 11/20/27)(a)	13,943	13,377,261
3.90%, 03/15/62 (Call 09/15/61)	9,773	7,398,316
4.13%, 06/15/39 (Call 12/15/38)	21,520	19,009,516
4.25%, 10/26/49 (Call 04/26/49)	38,134	32,181,759
4.35%, 11/15/47 (Call 05/15/47)	13,197	11,373,259
4.55%, 02/20/48 (Call 08/20/47)	14,599	12,928,106

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	$11,062	$10,359,431
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	10,292	8,661,226
3.45%, 12/15/27 (Call 09/15/27)(a)	6,293	5,908,629
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	14,978	12,326,916
2.40%, 03/15/30 (Call 12/15/29)	17,332	14,597,780
3.20%, 03/15/40 (Call 09/15/39)(a)	10,093	7,504,926
3.40%, 03/01/27 (Call 12/01/26)	13,466	12,658,435
3.40%, 03/15/50 (Call 09/15/49)	13,941	9,738,964
3.40%, 03/15/51 (Call 09/15/50)(a)	16,907	11,821,253
3.88%, 10/15/47 (Call 04/15/47)	10,658	8,114,145
4.38%, 10/15/28 (Call 07/15/28)	38,036	36,610,704
4.80%, 08/15/38 (Call 02/15/38)	19,460	17,899,843
4.80%, 07/15/46 (Call 01/16/46)	14,324	12,637,514
4.90%, 12/15/48 (Call 06/15/48)(a)	30,570	27,274,844
5.40%, 03/15/33 (Call 12/15/32)	8,123	8,149,110
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	22,539	19,399,829
1.75%, 08/21/30 (Call 05/21/30)	12,241	9,699,803
1.88%, 02/28/31 (Call 11/28/30)(a)	14,360	11,254,630
2.13%, 09/15/31 (Call 06/15/31)(a)	11,432	9,004,139
2.70%, 08/21/40 (Call 02/21/40)	13,171	8,821,916
3.25%, 08/15/29 (Call 05/15/29)	18,720	16,737,528
3.63%, 04/01/27 (Call 02/01/27)	8,527	8,075,289
3.75%, 04/01/30 (Call 01/01/30)	14,164	12,866,527
4.13%, 04/01/40 (Call 10/01/39)(a)	10,819	8,782,810
4.25%, 04/01/50 (Call 10/01/49)	9,880	7,789,510
4.30%, 03/25/28 (Call 12/25/27)	49,906	47,916,907
4.78%, 03/25/38 (Call 09/25/37)	49,248	44,126,050
5.00%, 01/30/29 (Call 12/30/28)	12,549	12,354,902
5.05%, 03/25/48 (Call 09/25/47)	80,302	70,368,329
5.13%, 02/21/30 (Call 12/21/29)	14,068	13,800,445
5.13%, 07/20/45 (Call 01/20/45)	35,390	31,492,510
5.25%, 01/30/31 (Call 11/30/30)(a)	8,358	8,300,787
5.25%, 02/21/33 (Call 11/21/32)(a)	20,155	19,715,595
5.30%, 06/01/33 (Call 03/01/33)(a)	13,625	13,332,507
5.30%, 12/05/43 (Call 06/05/43)	8,773	8,038,144
5.63%, 02/21/53 (Call 08/21/52)	14,014	13,256,326
5.88%, 06/01/53 (Call 12/01/52)	13,728	13,364,828
6.00%, 06/01/63 (Call 12/01/62)	8,924	8,728,918
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	12,576	7,752,137
2.50%, 09/15/60 (Call 03/15/60)	4,891	2,912,247
3.38%, 03/15/29 (Call 12/15/28)	9,900	9,255,905
3.95%, 03/15/49 (Call 09/15/48)	4,910	4,228,971
4.70%, 02/27/33 (Call 11/27/32)	11,284	11,264,623
4.88%, 02/27/53 (Call 08/27/52)(a)	12,529	12,320,241
4.95%, 02/27/63 (Call 08/27/62)	12,168	11,873,286
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	17,271	16,649,360
6.38%, 05/15/38(a)	33,145	37,577,020
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	9,454	8,793,242
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	16,171	14,110,483
1.30%, 09/01/30 (Call 06/01/30)(a)	16,069	13,043,392
2.10%, 09/01/40 (Call 03/01/40)(a)	9,417	6,438,350
2.25%, 09/01/50 (Call 03/01/50)(a)	9,115	5,738,768

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 09/01/60 (Call 03/01/60)(a)	$10,563	$6,476,294
2.90%, 01/15/28 (Call 10/15/27)(a)	16,489	15,457,468
2.95%, 03/03/27 (Call 12/03/26)(a)	10,459	9,908,899
3.40%, 01/15/38 (Call 07/15/37)	7,203	6,107,021
3.50%, 01/15/48 (Call 07/15/47)(a)	6,164	5,006,300
3.55%, 03/01/36 (Call 09/01/35)	6,549	5,768,386
3.63%, 03/03/37 (Call 09/03/36)	14,308	12,660,032
3.70%, 03/01/46 (Call 09/01/45)	17,764	14,740,564
3.75%, 03/03/47 (Call 09/03/46)	9,163	7,740,789
4.38%, 12/05/33 (Call 06/05/33)	6,014	5,938,337
5.95%, 08/15/37	10,443	11,539,710
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	13,695	11,058,514
1.70%, 06/10/27 (Call 05/10/27)	13,440	12,040,106
1.90%, 12/10/28 (Call 10/10/28)(a)	8,872	7,708,507
2.15%, 12/10/31 (Call 09/10/31)(a)	25,191	20,579,014
2.35%, 06/24/40 (Call 12/24/39)	11,648	8,120,930
2.45%, 06/24/50 (Call 12/24/49)	14,039	8,718,905
2.75%, 12/10/51 (Call 06/10/51)(a)	21,308	13,979,375
2.90%, 12/10/61 (Call 06/10/61)(a)	14,156	8,857,258
3.40%, 03/07/29 (Call 12/07/28)	16,904	15,747,548
3.70%, 02/10/45 (Call 08/10/44)	19,042	15,516,332
3.90%, 03/07/39 (Call 09/07/38)(a)	11,709	10,241,154
4.00%, 03/07/49 (Call 09/07/48)	16,309	13,760,883
4.15%, 05/18/43(a)	16,051	14,109,108
4.30%, 05/17/30 (Call 03/17/30)	7,794	7,530,271
4.50%, 05/17/33 (Call 02/17/33)(a)	10,735	10,458,968
4.90%, 05/17/44 (Call 11/17/43)	9,470	9,166,564
5.00%, 05/17/53 (Call 11/17/52)	17,370	16,952,924
5.15%, 05/17/63 (Call 11/17/62)	11,514	11,231,967
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	7,732	7,283,584
5.20%, 04/15/48 (Call 10/15/47)(a)	9,348	7,244,764
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	9,968	9,107,127
2.20%, 08/14/30 (Call 05/14/30)	15,652	13,330,331
2.75%, 08/14/50 (Call 02/14/50)(a)	7,420	5,075,702
3.10%, 05/17/27 (Call 02/17/27)	12,609	11,927,180
4.00%, 11/20/45 (Call 05/20/45)	7,398	6,363,981
4.40%, 05/06/44	16,072	14,827,653
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	14,909	12,266,878
1.75%, 08/18/31 (Call 05/18/31)	12,380	9,944,816
2.55%, 05/28/40 (Call 11/28/39)	17,003	12,200,844
2.63%, 04/01/30 (Call 01/01/30)	11,510	10,099,749
2.70%, 05/28/50 (Call 11/28/49)(a)	19,140	12,960,586
3.00%, 12/15/26(a)	7,692	7,288,707
3.45%, 03/15/29 (Call 12/15/28)	19,399	18,227,489
3.60%, 09/15/28 (Call 06/15/28)(a)	13,373	12,742,315
3.90%, 03/15/39 (Call 09/15/38)	11,968	10,355,643
4.00%, 12/15/36	1,977	1,788,079
4.00%, 03/15/49 (Call 09/15/48)(a)	19,227	16,469,666
4.13%, 12/15/46	15,191	13,140,323
4.20%, 09/15/48 (Call 03/15/48)(a)	13,305	11,741,890
4.30%, 06/15/43	15,007	13,473,104
4.40%, 05/15/44(a)	16,547	15,037,445
7.20%, 03/15/39	34,205	41,217,644
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28 (Call 04/19/28)	39,035	38,284,993
4.65%, 05/19/30 (Call 03/19/30)	764	752,401

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.75%, 05/19/33 (Call 02/19/33)	$53,732	$52,848,318
5.11%, 05/19/43 (Call 11/19/42)	10,369	10,097,704
5.30%, 05/19/53 (Call 11/19/52)	100,616	100,302,631
5.34%, 05/19/63 (Call 11/19/62)	9,943	9,780,465
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,155	2,963,131
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	24,426	20,097,559
3.03%, 07/09/40 (Call 01/09/40)(a)	11,675	8,477,485
3.18%, 07/09/50 (Call 01/09/50)(a)	17,454	11,714,215
3.38%, 07/09/60 (Call 01/09/60)(a)	9,935	6,456,012
5.00%, 11/26/28 (Call 08/26/28)(a)	18,819	18,655,139
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	9,321	7,349,713
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	10,082	8,837,989
2.70%, 06/22/30 (Call 03/22/30)(a)	14,972	12,139,492
3.85%, 06/22/40 (Call 12/22/39)(a)	14,343	9,986,163
4.00%, 06/22/50 (Call 12/22/49)(a)	20,181	13,369,477
Wyeth LLC
5.95%, 04/01/37	28,176	30,226,520
6.50%, 02/01/34	12,246	13,677,894
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	7,913	6,519,089
3.00%, 09/12/27 (Call 06/12/27)(a)	6,543	6,089,151
4.70%, 02/01/43 (Call 08/01/42)	7,998	7,219,367
5.60%, 11/16/32 (Call 08/16/32)(a)	8,161	8,413,140

		2,507,189,927

Pipelines — 3.7%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	13,668	12,445,190
5.13%, 06/30/27 (Call 01/01/27)	18,584	18,388,829
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	17,270	16,257,978
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	11,145	9,174,118
4.00%, 03/01/31 (Call 03/01/26)	13,537	11,958,893
4.50%, 10/01/29 (Call 10/01/24)	12,564	11,604,110
5.95%, 06/30/33 (Call 12/30/32)(a)(c)	13,551	13,538,480
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	9,842	7,642,707
3.13%, 11/15/29 (Call 08/15/29)(a)	9,805	8,666,635
3.40%, 08/01/51 (Call 02/01/51)(a)	9,579	6,414,457
4.25%, 12/01/26 (Call 09/01/26)	5,796	5,588,307
5.50%, 12/01/46 (Call 06/01/46)(a)	2,365	2,193,524
5.70%, 03/08/33 (Call 12/08/32)(a)	22,195	22,200,666
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	14,028	12,541,164
4.00%, 10/01/27 (Call 07/01/27)	9,128	8,575,491
4.95%, 05/15/28 (Call 02/15/28)	8,457	8,218,985
4.95%, 06/15/28 (Call 03/15/28)	10,235	9,915,444
5.00%, 05/15/50 (Call 11/15/49)(a)	21,915	18,009,863
5.15%, 03/15/45 (Call 09/15/44)	11,229	9,419,440
5.25%, 04/15/29 (Call 01/15/29)	13,302	12,990,768
5.30%, 04/15/47 (Call 10/15/46)	9,335	7,925,433
5.35%, 05/15/45 (Call 11/15/44)	9,087	7,766,292
5.40%, 10/01/47 (Call 04/01/47)	15,538	13,354,445
5.50%, 06/01/27 (Call 03/01/27)	11,726	11,661,479
5.55%, 02/15/28 (Call 01/15/28)(a)	11,541	11,501,156
5.75%, 02/15/33 (Call 11/15/32)(a)	15,700	15,614,583

Security	Par (000)	Value

Pipelines (continued)
6.00%, 06/15/48 (Call 12/15/47)	$10,723	$9,896,967
6.13%, 12/15/45 (Call 06/15/45)	10,705	10,037,015
6.25%, 04/15/49 (Call 10/15/48)(a)	17,676	16,875,928
6.50%, 02/01/42 (Call 08/01/41)(a)	10,311	10,253,734
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	10,677	9,262,815
3.13%, 07/31/29 (Call 04/30/29)	12,304	11,034,267
3.20%, 02/15/52 (Call 08/15/51)(a)	10,468	7,043,778
3.30%, 02/15/53 (Call 08/15/52)(a)	12,967	8,843,564
3.70%, 01/31/51 (Call 07/31/50)	10,926	7,998,229
3.95%, 01/31/60 (Call 07/31/59)	11,390	8,407,232
4.15%, 10/16/28 (Call 07/16/28)	10,577	10,107,132
4.20%, 01/31/50 (Call 07/31/49)	13,812	11,019,205
4.25%, 02/15/48 (Call 08/15/47)	14,091	11,475,913
4.45%, 02/15/43 (Call 08/15/42)	12,997	11,013,027
4.80%, 02/01/49 (Call 08/01/48)	13,637	11,938,707
4.85%, 08/15/42 (Call 02/15/42)	9,019	8,087,453
4.85%, 03/15/44 (Call 09/15/43)	15,519	13,838,095
4.90%, 05/15/46 (Call 11/15/45)(a)	10,244	9,094,675
5.10%, 02/15/45 (Call 08/15/44)	12,251	11,256,793
5.35%, 01/31/33 (Call 10/31/32)(a)	8,703	8,731,051
5.95%, 02/01/41(a)	9,363	9,525,476
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	7,682	6,850,774
6.95%, 01/15/38(a)	17,038	18,227,879
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	3,640	2,861,079
3.60%, 02/15/51 (Call 08/15/50)	11,201	7,523,242
4.30%, 03/01/28 (Call 12/01/27)	15,896	15,144,569
4.80%, 02/01/33 (Call 11/01/32)(a)	6,790	6,324,391
5.05%, 02/15/46 (Call 08/15/45)	8,605	7,238,617
5.20%, 06/01/33 (Call 03/01/33)(a)	13,430	12,867,400
5.20%, 03/01/48 (Call 09/01/47)	6,976	6,009,303
5.30%, 12/01/34 (Call 06/01/34)	2,071	1,970,388
5.45%, 08/01/52 (Call 02/01/52)(a)	8,445	7,533,192
5.55%, 06/01/45 (Call 12/01/44)(a)	19,710	17,882,043
7.75%, 01/15/32	14,395	16,057,687
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	6,386	4,501,753
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	14,980	12,427,197
4.00%, 03/15/28 (Call 12/15/27)(a)	14,153	13,291,555
4.13%, 03/01/27 (Call 12/01/26)	13,845	13,272,113
4.50%, 04/15/38 (Call 10/15/37)	14,818	12,518,015
4.70%, 04/15/48 (Call 10/15/47)	15,829	12,692,447
4.80%, 02/15/29 (Call 11/15/28)	7,187	6,933,607
4.95%, 09/01/32 (Call 06/01/32)	11,615	10,968,125
4.95%, 03/14/52 (Call 09/14/51)	15,432	12,710,723
5.00%, 03/01/33 (Call 12/01/32)	10,804	10,200,641
5.20%, 03/01/47 (Call 09/01/46)	10,117	8,698,000
5.50%, 02/15/49 (Call 08/15/48)	15,856	14,113,730
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5,200	4,462,863
3.40%, 09/01/29 (Call 06/01/29)	4,412	3,899,729
4.55%, 07/15/28 (Call 04/15/28)	5,830	5,559,022
5.20%, 07/15/48 (Call 01/15/48)	6,871	5,874,670
5.55%, 11/01/26 (Call 10/01/26)	10,475	10,474,988
5.65%, 11/01/28 (Call 10/01/28)	10,475	10,486,845
6.05%, 09/01/33 (Call 06/01/33)	10,525	10,590,845
6.10%, 11/15/32 (Call 08/15/32)	5,958	6,058,687

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.63%, 09/01/53 (Call 03/01/53)(a)	$15,115	$15,251,667
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	10,404	9,157,759
3.80%, 09/15/30 (Call 06/15/30)	7,038	6,231,725
4.50%, 12/15/26 (Call 09/15/26)	6,255	6,049,988
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15,690	14,845,674
4.50%, 05/15/30 (Call 11/15/29)(a)	19,941	18,760,240
5.00%, 03/15/27 (Call 09/15/26)	16,796	16,511,647
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	11,291	9,772,567
4.20%, 02/01/33 (Call 11/01/32)(a)	9,243	8,157,552
4.88%, 02/01/31 (Call 02/01/26)	10,335	9,512,185
4.95%, 04/15/52 (Call 10/15/51)	6,250	5,070,187
5.20%, 07/01/27 (Call 06/01/27)(a)	7,922	7,848,405
5.50%, 03/01/30 (Call 03/01/25)	8,693	8,349,762
6.13%, 03/15/33 (Call 12/15/32)(a)	10,239	10,416,730
6.50%, 07/15/27 (Call 10/02/23)	12,593	12,665,410
6.50%, 02/15/53 (Call 08/15/52)	6,234	6,225,759
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	10,845	8,636,620
4.10%, 04/15/30 (Call 01/15/30)	12,698	11,634,885
4.25%, 05/15/28 (Call 02/15/28)(a)	18,679	17,796,356
4.63%, 03/01/34 (Call 12/01/33)	8,262	7,472,701
4.88%, 05/15/48 (Call 11/15/47)	3,891	3,303,579
5.10%, 03/15/49 (Call 09/15/48)(a)	5,777	5,065,504
6.10%, 06/01/40(a)	12,745	12,614,085
6.20%, 10/15/37	18,621	18,823,576
7.63%, 01/15/39(a)	17,342	19,682,379
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	13,577	12,128,507
5.25%, 02/01/50 (Call 08/01/49)	11,126	9,034,312
6.15%, 04/01/33 (Call 01/01/33)(a)	6,781	6,761,391
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	17,478	14,354,926
3.50%, 11/15/30 (Call 08/15/30)(a)	12,496	11,073,617
3.75%, 06/15/27 (Call 03/15/27)(a)	18,877	17,775,765
4.65%, 08/15/32 (Call 05/15/32)(a)	9,599	9,020,843
4.85%, 03/01/48 (Call 09/01/47)(a)	4,727	4,030,531
5.10%, 09/15/45 (Call 03/15/45)	6,342	5,569,538
5.30%, 08/15/28 (Call 07/15/28)	570	567,305
5.30%, 08/15/52 (Call 02/15/52)(a)	8,842	7,958,034
5.65%, 03/15/33 (Call 12/15/32)(a)	8,023	8,071,014
6.30%, 04/15/40(a)	15,018	15,361,029

		1,217,099,366

Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	7,908	7,826,066

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	8,504	6,279,177
2.00%, 05/18/32 (Call 02/18/32)(a)	15,806	11,992,829
2.95%, 03/15/34 (Call 12/15/33)(a)	13,668	10,811,708
3.00%, 05/18/51 (Call 11/18/50)(a)	4,192	2,520,918
3.38%, 08/15/31 (Call 05/15/31)	2,912	2,510,347
3.55%, 03/15/52 (Call 09/15/51)	11,485	7,818,181
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5,368	4,183,744
2.10%, 06/15/30 (Call 03/15/30)	5,894	4,708,678

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 01/15/27 (Call 11/15/26)(a)	$9,066	$8,282,914
2.90%, 01/15/30 (Call 10/15/29)	6,312	5,383,528
2.95%, 01/15/51 (Call 07/15/50)(a)	8,694	5,262,727
3.10%, 06/15/50 (Call 12/15/49)(a)	6,531	4,080,903
3.38%, 10/15/26 (Call 07/15/26)(a)	5,705	5,341,726
3.55%, 07/15/27 (Call 04/15/27)	11,351	10,530,429
3.80%, 08/15/29 (Call 05/15/29)(a)	18,447	16,774,872
5.55%, 07/15/33 (Call 04/15/33)	9,192	9,091,886
5.65%, 03/15/33 (Call 12/15/32)(a)	8,228	8,195,591
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	14,237	10,064,150
2.55%, 04/01/32 (Call 01/01/32)(a)	11,628	8,714,269
2.75%, 10/01/26 (Call 07/01/26)	5,331	4,808,620
3.25%, 01/30/31 (Call 10/30/30)	11,834	9,649,050
3.40%, 06/21/29 (Call 03/21/29)	14,813	12,671,698
4.50%, 12/01/28 (Call 09/01/28)	14,469	13,370,739
6.50%, 01/15/34 (Call 10/15/33)(a)	6,491	6,476,606
6.75%, 12/01/27 (Call 11/01/27)	6,834	6,986,024
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	7,609	6,884,562
4.13%, 05/15/29 (Call 02/15/29)	8,048	7,322,576
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)(a)	1,935	1,303,820
3.25%, 01/15/51 (Call 07/15/50)(a)	8,839	5,733,441
5.00%, 01/11/28 (Call 12/11/27)(a)	15,473	15,186,759
5.10%, 05/01/33	7,494	7,203,596
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)(a)	9,263	7,287,311
2.25%, 01/15/31 (Call 10/15/30)(a)	10,990	8,825,512
2.50%, 07/15/31 (Call 04/15/31)(a)	7,534	6,070,602
2.90%, 03/15/27 (Call 02/15/27)	14,720	13,515,651
3.30%, 07/01/30 (Call 04/01/30)(a)	6,630	5,770,659
3.65%, 09/01/27 (Call 06/01/27)	17,535	16,349,476
3.80%, 02/15/28 (Call 11/15/27)	15,537	14,444,095
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	8,331	7,515,168
3.70%, 08/15/27 (Call 05/15/27)	10,304	9,594,687
5.55%, 01/15/28 (Call 12/15/27)(a)	9,822	9,793,855
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	6,399	5,166,256
2.50%, 05/15/31 (Call 02/15/31)	15,370	12,453,017
3.20%, 11/18/29 (Call 08/18/29)(a)	15,832	13,884,833
3.90%, 04/15/32 (Call 01/15/32)	16,043	14,285,998
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	6,156	5,214,533
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	4,322	3,483,414
5.30%, 01/15/29 (Call 10/15/28)	9,589	9,073,570
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	9,970	7,680,127
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	7,225	6,255,294
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)(a)	8,151	7,873,767
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	14,716	11,299,916
2.25%, 04/15/30 (Call 01/15/30)	10,517	8,835,649
4.75%, 06/15/33 (Call 03/15/33)(a)	2,493	2,390,063
4.88%, 06/15/28 (Call 05/15/28)	7,580	7,499,881
5.13%, 01/15/34 (Call 10/15/33)(a)	7,166	7,057,907

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.25%, 06/15/53 (Call 12/15/52)	$9,613	$9,164,970
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	10,625	9,193,474
5.63%, 10/13/32 (Call 07/13/32)(a)	7,969	7,970,948
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	8,332	7,149,484
2.45%, 09/13/29 (Call 06/13/29)(a)	12,913	10,936,829
2.65%, 07/15/30 (Call 04/15/30)(a)	7,359	6,195,777
3.25%, 11/30/26 (Call 08/30/26)(a)	6,340	5,950,564
3.25%, 09/13/49 (Call 03/13/49)(a)	12,009	7,846,505
3.38%, 06/15/27 (Call 03/15/27)	6,022	5,610,738
3.38%, 12/01/27 (Call 09/01/27)(a)	8,141	7,533,147
3.80%, 07/15/50 (Call 01/15/50)(a)	7,228	5,210,204
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	7,494	7,038,850
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	7,610	7,248,411
4.95%, 02/15/30 (Call 12/15/29)(a)	12,041	11,328,742
5.13%, 05/15/32 (Call 02/15/32)(a)	13,857	12,867,339
5.63%, 05/15/52 (Call 11/15/51)	5,198	4,577,249
Welltower OP LLC
2.80%, 06/01/31 (Call 03/01/31)	8,655	7,132,530
3.10%, 01/15/30 (Call 10/15/29)	7,439	6,459,499
4.25%, 04/15/28 (Call 01/15/28)(a)	8,992	8,509,797
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	9,435	8,663,511
4.00%, 04/15/30 (Call 01/15/30)(a)	8,859	8,101,403

		626,457,280

Retail — 3.2%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)(a)	11,139	10,312,249
4.75%, 08/01/32 (Call 05/01/32)(a)	4,952	4,739,665
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10,267	9,079,987
1.60%, 04/20/30 (Call 01/20/30)	21,396	17,646,028
1.75%, 04/20/32 (Call 01/20/32)(a)	6,010	4,769,844
3.00%, 05/18/27 (Call 02/18/27)(a)	8,376	7,916,054
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	13,065	11,607,470
5.45%, 07/05/33 (Call 04/05/33)(a)	10,707	10,405,590
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	4,707	3,797,487
4.20%, 05/15/28 (Call 02/15/28)	8,787	8,351,077
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	10,959	8,575,804
1.50%, 09/15/28 (Call 07/15/28)	12,490	10,683,327
1.88%, 09/15/31 (Call 06/15/31)(a)	9,266	7,453,196
2.13%, 09/15/26 (Call 06/15/26)(a)	2,761	2,542,794
2.38%, 03/15/51 (Call 09/15/50)	12,839	7,624,820
2.50%, 04/15/27 (Call 02/15/27)(a)	6,982	6,455,274
2.70%, 04/15/30 (Call 01/15/30)(a)	15,261	13,407,759
2.75%, 09/15/51 (Call 03/15/51)(a)	12,716	8,184,110
2.80%, 09/14/27 (Call 06/14/27)(a)	10,566	9,823,581
2.88%, 04/15/27 (Call 03/15/27)(a)	7,976	7,497,350
2.95%, 06/15/29 (Call 03/15/29)(a)	18,478	16,782,520
3.13%, 12/15/49 (Call 06/15/49)(a)	15,533	10,855,088
3.25%, 04/15/32 (Call 01/15/32)(a)	11,159	9,897,621
3.30%, 04/15/40 (Call 10/15/39)	14,724	11,588,175
3.35%, 04/15/50 (Call 10/15/49)	16,732	12,210,652
3.50%, 09/15/56 (Call 03/15/56)(a)	2,132	1,558,577

Security	Par (000)	Value

Retail (continued)
3.63%, 04/15/52 (Call 10/15/51)(a)	$16,043	$12,148,940
3.90%, 12/06/28 (Call 09/06/28)(a)	11,762	11,309,168
3.90%, 06/15/47 (Call 12/15/46)	13,922	11,316,984
4.20%, 04/01/43 (Call 10/01/42)(a)	12,846	11,191,911
4.25%, 04/01/46 (Call 10/01/45)	17,222	14,741,169
4.40%, 03/15/45 (Call 09/15/44)(a)	12,255	10,725,523
4.50%, 09/15/32 (Call 06/15/32)(a)	11,578	11,301,129
4.50%, 12/06/48 (Call 06/06/48)	16,660	14,848,237
4.88%, 02/15/44 (Call 08/15/43)	11,937	11,248,454
4.95%, 09/15/52 (Call 03/15/52)(a)	11,062	10,535,855
5.88%, 12/16/36(a)	31,728	34,019,368
5.95%, 04/01/41 (Call 10/01/40)	11,676	12,457,154
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	12,780	10,812,280
1.70%, 09/15/28 (Call 07/15/28)(a)	12,626	10,750,353
1.70%, 10/15/30 (Call 07/15/30)(a)	16,062	12,758,813
2.63%, 04/01/31 (Call 01/01/31)(a)	13,270	11,122,690
2.80%, 09/15/41 (Call 03/15/41)	13,857	9,508,593
3.00%, 10/15/50 (Call 04/15/50)(a)	20,193	12,808,719
3.10%, 05/03/27 (Call 02/03/27)(a)	17,043	15,872,930
3.35%, 04/01/27 (Call 03/01/27)(a)	9,213	8,674,323
3.65%, 04/05/29 (Call 01/05/29)(a)	14,551	13,504,585
3.70%, 04/15/46 (Call 10/15/45)	15,139	11,294,029
3.75%, 04/01/32 (Call 01/01/32)(a)	13,411	12,039,166
4.05%, 05/03/47 (Call 11/03/46)	16,923	13,226,540
4.25%, 04/01/52 (Call 10/01/51)	17,811	14,061,667
4.45%, 04/01/62 (Call 10/01/61)	10,842	8,453,898
4.50%, 04/15/30 (Call 01/15/30)(a)	13,867	13,341,915
5.00%, 04/15/33 (Call 01/15/33)(a)	13,181	12,879,423
5.15%, 07/01/33 (Call 04/01/33)(a)	8,904	8,798,786
5.63%, 04/15/53 (Call 10/15/52)(a)	16,623	16,120,563
5.80%, 09/15/62 (Call 03/15/62)	6,126	5,928,577
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	10,955	9,237,449
2.63%, 09/01/29 (Call 06/01/29)(a)	11,422	10,114,748
3.50%, 03/01/27 (Call 12/01/26)(a)	6,302	5,996,847
3.50%, 07/01/27 (Call 05/01/27)(a)	9,096	8,634,469
3.60%, 07/01/30 (Call 04/01/30)	10,029	9,227,087
3.63%, 09/01/49 (Call 03/01/49)	21,277	15,984,785
3.80%, 04/01/28 (Call 01/01/28)(a)	9,008	8,605,324
4.20%, 04/01/50 (Call 10/01/49)	7,577	6,281,582
4.45%, 03/01/47 (Call 09/01/46)	10,930	9,458,343
4.45%, 09/01/48 (Call 03/01/48)	8,012	6,942,687
4.60%, 09/09/32 (Call 06/09/32)(a)	3,266	3,186,566
4.70%, 12/09/35 (Call 06/09/35)	1,630	1,555,102
4.88%, 12/09/45 (Call 06/09/45)	18,539	17,106,386
5.15%, 09/09/52 (Call 03/09/52)(a)	7,790	7,460,695
5.45%, 08/14/53 (Call 02/14/53)	7,850	7,838,497
6.30%, 10/15/37	11,800	12,786,777
6.30%, 03/01/38	10,444	11,323,330
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)(a)	2,146	2,033,385
4.70%, 06/15/32 (Call 03/15/32)(a)	8,459	8,067,739
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	9,095	7,660,890
2.55%, 11/15/30 (Call 08/15/30)(a)	11,401	9,669,239
3.00%, 02/14/32 (Call 11/14/31)(a)	6,935	5,951,402
3.50%, 11/15/50 (Call 05/15/50)	13,722	9,938,368
3.55%, 08/15/29 (Call 05/15/29)(a)	11,121	10,308,035
4.00%, 11/15/28 (Call 08/15/28)(a)	10,239	9,807,212

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.45%, 08/15/49 (Call 02/15/49)(a)	$10,150	$8,619,510
4.50%, 11/15/48 (Call 05/15/48)	9,012	7,691,308
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	3,918	3,576,076
2.35%, 02/15/30 (Call 11/15/29)(a)	9,604	8,266,551
2.95%, 01/15/52 (Call 07/15/51)	6,691	4,452,552
3.38%, 04/15/29 (Call 01/15/29)(a)	12,529	11,730,017
4.00%, 07/01/42(a)	14,707	12,777,562
4.50%, 09/15/32 (Call 06/15/32)(a)	8,434	8,138,088
4.80%, 01/15/53 (Call 07/15/52)(a)	10,100	9,265,587
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	2,417	2,229,775
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	2,341	1,599,442
4.80%, 11/18/44 (Call 05/18/44)(a)	5,533	4,323,497
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	11,713	8,346,288
2.65%, 09/22/51 (Call 03/22/51)(a)	17,766	11,970,354
3.70%, 06/26/28 (Call 03/26/28)(a)	15,436	14,879,674
3.90%, 04/15/28 (Call 03/15/28)(a)	9,427	9,133,900
4.05%, 06/29/48 (Call 12/29/47)	17,153	15,082,918
4.10%, 04/15/33	11,350	10,794,354
4.15%, 09/09/32 (Call 06/09/32)(a)	5,191	5,030,280
4.50%, 09/09/52 (Call 03/09/52)	10,347	9,623,463
4.50%, 04/15/53	18,120	16,822,059
5.25%, 09/01/35	17,955	18,761,759
6.20%, 04/15/38(a)	9,509	10,706,963
6.50%, 08/15/37	7,233	8,329,775

		1,058,896,537

Semiconductors — 3.5%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	11,005	9,439,947
2.10%, 10/01/31 (Call 07/01/31)	10,539	8,609,093
2.80%, 10/01/41 (Call 04/01/41)	1,710	1,217,865
2.95%, 10/01/51 (Call 04/01/51)	6,050	4,064,515
3.50%, 12/05/26 (Call 09/05/26)(a)	2,210	2,116,321
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	11,520	9,489,201
2.75%, 06/01/50 (Call 12/01/49)(a)	1,767	1,197,763
3.30%, 04/01/27 (Call 01/01/27)	7,014	6,659,214
4.35%, 04/01/47 (Call 10/01/46)	2,473	2,222,461
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	11,850	10,936,611
3.88%, 01/15/27 (Call 10/15/26)	13,642	12,957,573
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	9,659	8,382,934
2.45%, 02/15/31 (Call 11/15/30)(c)	31,028	25,025,633
2.60%, 02/15/33 (Call 11/15/32)(c)	20,894	16,147,633
3.14%, 11/15/35 (Call 08/15/35)(c)	34,042	25,978,727
3.19%, 11/15/36 (Call 08/15/36)(c)	29,660	22,321,861
3.42%, 04/15/33 (Call 01/15/33)(c)	25,162	20,790,455
3.46%, 09/15/26 (Call 07/15/26)	1,118	1,058,980
3.47%, 04/15/34 (Call 01/15/34)(c)	35,444	28,934,064
3.50%, 02/15/41 (Call 08/15/40)(c)	27,594	20,210,351
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	15,802	11,291,287
4.00%, 04/15/29 (Call 02/15/29)(a)(c)	9,773	9,018,758
4.11%, 09/15/28 (Call 06/15/28)(a)	12,188	11,473,795
4.15%, 11/15/30 (Call 08/15/30)	22,181	20,269,406
4.15%, 04/15/32 (Call 01/15/32)(c)	12,542	11,237,413
4.30%, 11/15/32 (Call 08/15/32)(a)	23,441	21,177,797

Security	Par (000)	Value

Semiconductors (continued)
4.75%, 04/15/29 (Call 01/15/29)	$16,707	$16,116,884
4.93%, 05/15/37 (Call 02/15/37)(c)	26,911	24,226,717
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	12,614	10,838,413
2.00%, 08/12/31 (Call 05/12/31)	11,363	9,182,373
2.45%, 11/15/29 (Call 08/15/29)	19,638	17,051,389
2.80%, 08/12/41 (Call 02/12/41)(a)	8,555	5,931,139
3.05%, 08/12/51 (Call 02/12/51)	13,967	9,022,146
3.10%, 02/15/60 (Call 08/15/59)	11,180	6,930,279
3.15%, 05/11/27 (Call 02/11/27)(a)	12,716	11,909,540
3.20%, 08/12/61 (Call 02/12/61)(a)	9,021	5,640,895
3.25%, 11/15/49 (Call 05/15/49)	22,057	14,991,801
3.73%, 12/08/47 (Call 06/08/47)	20,770	15,704,155
3.75%, 03/25/27 (Call 01/25/27)	12,712	12,198,166
3.75%, 08/05/27 (Call 07/05/27)	12,362	11,823,011
3.90%, 03/25/30 (Call 12/25/29)	16,180	15,134,054
4.00%, 08/05/29 (Call 06/05/29)	8,846	8,425,977
4.00%, 12/15/32(a)	8,611	7,968,538
4.10%, 05/19/46 (Call 11/19/45)(a)	13,995	11,394,450
4.10%, 05/11/47 (Call 11/11/46)(a)	11,209	9,136,759
4.15%, 08/05/32 (Call 05/05/32)(a)	13,235	12,434,529
4.60%, 03/25/40 (Call 09/25/39)(a)	9,345	8,479,135
4.75%, 03/25/50 (Call 09/25/49)	24,120	21,153,006
4.80%, 10/01/41(a)	10,279	9,382,485
4.88%, 02/10/28 (Call 01/10/28)	17,783	17,675,038
4.90%, 07/29/45 (Call 01/29/45)(a)	8,442	8,157,957
4.90%, 08/05/52 (Call 02/05/52)	18,792	16,930,374
4.95%, 03/25/60 (Call 09/25/59)(a)	8,404	7,541,321
5.05%, 08/05/62 (Call 02/05/62)	8,469	7,516,780
5.13%, 02/10/30 (Call 12/10/29)	13,400	13,438,017
5.20%, 02/10/33 (Call 11/10/32)(a)	19,773	19,766,311
5.63%, 02/10/43 (Call 08/10/42)	10,815	10,754,198
5.70%, 02/10/53 (Call 08/10/52)(a)	20,466	20,246,140
5.90%, 02/10/63 (Call 08/10/62)(a)	13,214	13,234,302
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	6,436	4,619,281
4.10%, 03/15/29 (Call 12/15/28)(a)	11,506	11,039,963
4.65%, 07/15/32 (Call 04/15/32)(a)	11,171	10,965,002
4.95%, 07/15/52 (Call 01/15/52)	13,432	12,679,498
5.25%, 07/15/62 (Call 01/15/62)(a)	7,514	7,281,393
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	6,583	5,443,206
2.88%, 06/15/50 (Call 12/15/49)(a)	3,074	2,046,597
4.00%, 03/15/29 (Call 12/15/28)	15,167	14,553,084
4.88%, 03/15/49 (Call 09/15/48)(a)	2,058	1,923,946
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	2,071	1,818,440
2.95%, 04/15/31 (Call 01/15/31)	8,911	7,440,764
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	18,794	14,819,464
4.19%, 02/15/27 (Call 12/15/26)	2,745	2,617,711
4.66%, 02/15/30 (Call 11/15/29)(a)	10,325	9,675,553
5.88%, 02/09/33 (Call 11/09/32)	2,384	2,356,798
5.88%, 09/15/33	3,513	3,444,801
6.75%, 11/01/29 (Call 09/01/29)	16,439	17,115,728
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	17,733	15,388,607
2.00%, 06/15/31 (Call 03/15/31)(a)	13,760	11,394,173
2.85%, 04/01/30 (Call 01/01/30)(a)	18,186	16,324,739
3.20%, 09/16/26 (Call 06/16/26)(a)	2,599	2,480,309

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 04/01/40 (Call 10/01/39)	$6,526	$5,416,073
3.50%, 04/01/50 (Call 10/01/49)	13,453	10,588,338
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	14,311	11,580,113
2.65%, 02/15/32 (Call 11/15/31)	12,756	10,223,775
3.25%, 05/11/41 (Call 11/11/40)(a)	5,372	3,819,764
3.40%, 05/01/30 (Call 02/01/30)	13,971	12,274,110
4.30%, 06/18/29 (Call 03/18/29)	12,128	11,351,274
5.00%, 01/15/33 (Call 10/15/32)(a)	9,974	9,483,264
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10,766	9,750,336
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	7,175	6,112,304
1.65%, 05/20/32 (Call 02/20/32)(a)	15,556	12,081,465
2.15%, 05/20/30 (Call 02/20/30)(a)	14,487	12,306,817
3.25%, 05/20/27 (Call 02/20/27)(a)	16,927	15,992,239
3.25%, 05/20/50 (Call 11/20/49)(a)	10,558	7,699,345
4.30%, 05/20/47 (Call 11/20/46)(a)	17,950	15,549,622
4.50%, 05/20/52 (Call 11/20/51)	11,241	9,799,956
4.65%, 05/20/35 (Call 11/20/34)(a)	3,614	3,536,016
4.80%, 05/20/45 (Call 11/20/44)	17,458	16,446,391
6.00%, 05/20/53 (Call 11/20/52)(a)	12,264	13,183,837
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	7,777	6,485,345
2.25%, 09/04/29 (Call 06/04/29)	12,073	10,504,536
3.88%, 03/15/39 (Call 09/15/38)	4,678	4,031,976
4.15%, 05/15/48 (Call 11/15/47)	6,848	5,946,807
4.90%, 03/14/33 (Call 12/14/32)	12,282	12,340,634
5.05%, 05/18/63 (Call 11/18/62)	13,302	12,728,294

		1,157,227,625

Software — 3.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	6,411	4,072,773
3.40%, 09/15/26 (Call 06/15/26)(a)	785	750,156
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	1,709	1,570,419
2.30%, 02/01/30 (Call 11/01/29)	16,038	13,919,661
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	10,760	8,736,990
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	11,198	9,141,624
2.90%, 12/01/29 (Call 09/01/29)(a)	9,611	8,290,199
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	3,069	2,630,599
2.25%, 03/01/31 (Call 12/01/30)(a)	15,422	12,449,750
3.10%, 03/01/41 (Call 09/01/40)	4,359	3,029,572
5.10%, 07/15/32 (Call 04/15/32)(a)	6,312	6,180,301
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	11,824	10,600,772
2.65%, 06/01/30 (Call 03/01/30)	10,970	9,231,743
3.50%, 07/01/29 (Call 04/01/29)	29,486	26,897,014
4.20%, 10/01/28 (Call 07/01/28)	11,774	11,233,915
4.40%, 07/01/49 (Call 01/01/49)(a)	17,425	14,202,912
5.45%, 03/02/28 (Call 02/02/28)	11,198	11,273,562
5.60%, 03/02/33 (Call 12/02/32)	9,267	9,317,155
5.63%, 08/21/33 (Call 05/21/33)	7,141	7,194,615
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	66,952	44,156,036
2.68%, 06/01/60 (Call 12/01/59)(a)	36,350	23,331,109
2.92%, 03/17/52 (Call 09/17/51)	65,976	46,725,510
3.04%, 03/17/62 (Call 09/17/61)	20,595	14,219,964
3.30%, 02/06/27 (Call 11/06/26)	6,974	6,700,736

Security	Par (000)	Value

Software (continued)
3.45%, 08/08/36 (Call 02/08/36)	$17,914	$15,935,986
3.50%, 02/12/35 (Call 08/12/34)(a)	15,265	13,894,070
3.70%, 08/08/46 (Call 02/08/46)	21,735	18,424,823
4.10%, 02/06/37 (Call 08/06/36)	9,522	9,049,733
4.25%, 02/06/47 (Call 08/06/46)	13,842	12,836,923
4.45%, 11/03/45 (Call 05/03/45)(a)	13,627	12,925,667
4.50%, 02/06/57 (Call 08/06/56)	9,516	8,937,199
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	21,574	18,984,766
2.80%, 04/01/27 (Call 02/01/27)	24,325	22,346,473
2.88%, 03/25/31 (Call 12/25/30)	31,402	26,544,933
2.95%, 04/01/30 (Call 01/01/30)	31,906	27,637,290
3.25%, 11/15/27 (Call 08/15/27)	29,413	27,258,468
3.60%, 04/01/40 (Call 10/01/39)(a)	30,289	22,896,621
3.60%, 04/01/50 (Call 10/01/49)(a)	46,131	31,781,879
3.65%, 03/25/41 (Call 09/25/40)(a)	23,253	17,533,532
3.80%, 11/15/37 (Call 05/15/37)	17,000	13,681,867
3.85%, 07/15/36 (Call 01/15/36)	12,771	10,565,247
3.85%, 04/01/60 (Call 10/01/59)	34,263	23,205,703
3.90%, 05/15/35 (Call 11/15/34)	12,948	11,022,720
3.95%, 03/25/51 (Call 09/25/50)	33,904	24,715,307
4.00%, 07/15/46 (Call 01/15/46)	30,729	23,023,356
4.00%, 11/15/47 (Call 05/15/47)	23,908	17,812,856
4.10%, 03/25/61 (Call 09/25/60)(a)	14,937	10,601,274
4.13%, 05/15/45 (Call 11/15/44)	20,478	15,795,843
4.30%, 07/08/34 (Call 01/08/34)	17,558	15,748,529
4.38%, 05/15/55 (Call 11/15/54)(a)	12,655	9,693,668
4.50%, 05/06/28 (Call 04/06/28)(a)	9,935	9,637,813
4.50%, 07/08/44 (Call 01/08/44)	11,251	9,197,975
4.65%, 05/06/30 (Call 03/06/30)	9,178	8,819,973
4.90%, 02/06/33 (Call 11/06/32)	17,301	16,527,834
5.38%, 07/15/40	22,745	21,139,226
5.55%, 02/06/53 (Call 08/06/52)	24,319	22,599,455
6.13%, 07/08/39	13,429	13,498,970
6.15%, 11/09/29 (Call 09/09/29)	12,904	13,424,981
6.25%, 11/09/32 (Call 08/09/32)(a)	22,590	23,666,176
6.50%, 04/15/38	13,607	14,342,148
6.90%, 11/09/52 (Call 05/09/52)	25,229	27,395,957
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	11,109	8,708,769
4.20%, 09/15/28 (Call 06/15/28)	11,637	11,101,022
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	12,222	10,509,589
1.95%, 07/15/31 (Call 04/15/31)	16,330	13,302,495
2.70%, 07/15/41 (Call 01/15/41)(a)	7,255	5,171,885
2.90%, 07/15/51 (Call 01/15/51)(a)	16,298	10,872,047
3.05%, 07/15/61 (Call 01/15/61)(a)	12,846	8,292,133
3.70%, 04/11/28 (Call 01/11/28)	16,577	15,884,615
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	10,404	8,708,200
2.20%, 08/15/31 (Call 05/15/31)	14,152	11,012,980
3.90%, 08/21/27 (Call 05/21/27)	12,471	11,757,207
4.70%, 05/15/30 (Call 02/15/30)	9,458	8,906,535
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	4,118	3,888,617
3.70%, 04/01/29 (Call 02/01/29)	9,958	9,195,869
3.80%, 04/01/32 (Call 01/01/32)(a)	13,284	11,776,277

		1,098,050,568

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 6.7%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	$22,613	$19,320,493
2.25%, 02/01/32 (Call 11/01/31)	21,852	17,043,566
2.30%, 06/01/27 (Call 04/01/27)	23,089	20,670,238
2.55%, 12/01/33 (Call 09/01/33)	39,027	29,717,866
2.75%, 06/01/31 (Call 03/01/31)	26,579	21,945,502
3.30%, 02/01/52 (Call 08/01/51)(a)	10,339	6,701,987
3.50%, 06/01/41 (Call 12/01/40)(a)	25,027	18,353,561
3.50%, 09/15/53 (Call 03/15/53)	80,106	52,714,258
3.55%, 09/15/55 (Call 03/15/55)(a)	76,255	49,764,463
3.65%, 06/01/51 (Call 12/01/50)	31,904	21,853,130
3.65%, 09/15/59 (Call 03/15/59)	68,500	44,283,127
3.80%, 02/15/27 (Call 11/15/26)	8,631	8,201,163
3.80%, 12/01/57 (Call 06/01/57)	59,399	39,999,702
3.85%, 06/01/60 (Call 12/01/59)(a)	13,992	9,542,086
4.10%, 02/15/28 (Call 11/15/27)	14,990	14,224,828
4.25%, 03/01/27 (Call 12/01/26)	13,637	13,143,691
4.30%, 02/15/30 (Call 11/15/29)(a)	29,914	27,865,863
4.30%, 12/15/42 (Call 06/15/42)(a)	14,186	11,453,732
4.35%, 03/01/29 (Call 12/01/28)(a)	27,711	26,224,452
4.35%, 06/15/45 (Call 12/15/44)	12,780	10,044,529
4.50%, 05/15/35 (Call 11/15/34)	26,321	23,372,440
4.50%, 03/09/48 (Call 09/09/47)	17,331	13,809,658
4.55%, 03/09/49 (Call 09/09/48)	9,171	7,354,395
4.75%, 05/15/46 (Call 11/15/45)	18,549	15,479,450
4.85%, 03/01/39 (Call 09/01/38)(a)	9,670	8,586,186
5.25%, 03/01/37 (Call 09/01/36)	9,307	8,804,428
5.40%, 02/15/34 (Call 11/15/33)	27,210	26,417,547
5.65%, 02/15/47 (Call 08/15/46)(a)	8,664	8,307,308
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	8,445	6,023,704
4.46%, 04/01/48 (Call 10/01/47)	6,269	5,148,393
5.10%, 05/11/33 (Call 02/11/33)(a)	12,082	11,641,304
British Telecommunications PLC, 9.13%, 12/15/30(a)	39,028	47,537,372
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	2,349	2,198,692
5.50%, 01/15/40	25,439	26,353,870
5.90%, 02/15/39(a)	23,893	25,840,831
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	6,897	5,580,004
5.45%, 11/15/79 (Call 05/19/79)	11,901	10,601,852
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	53,288	62,837,593
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)(a)	7,765	6,192,167
2.75%, 05/24/31 (Call 02/24/31)	9,776	7,917,163
4.60%, 05/23/29 (Call 02/23/29)(a)	11,423	11,006,604
Orange SA
5.38%, 01/13/42	17,234	16,547,816
5.50%, 02/06/44 (Call 08/06/43)	1,178	1,149,074
9.00%, 03/01/31(a)	39,892	48,348,701
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)	14,693	13,575,762
3.70%, 11/15/49 (Call 05/15/49)(a)	8,960	6,053,925
3.80%, 03/15/32 (Call 12/15/31)	21,722	18,582,339
4.30%, 02/15/48 (Call 08/15/47)(a)	7,697	5,750,336
4.35%, 05/01/49 (Call 11/01/48)(a)	11,195	8,443,968
4.50%, 03/15/42 (Call 09/15/41)(a)	6,799	5,472,019
4.55%, 03/15/52 (Call 09/15/51)(a)	21,119	16,316,121

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 03/15/44 (Call 09/15/43)	$9,428	$8,023,978
Sprint Capital Corp.
6.88%, 11/15/28	20,521	21,669,762
8.75%, 03/15/32	31,557	37,628,703
Telefonica Emisiones SA
4.10%, 03/08/27(a)	8,922	8,496,675
4.67%, 03/06/38	5,776	4,770,383
4.90%, 03/06/48	13,716	10,916,036
5.21%, 03/08/47(a)	22,955	19,151,063
5.52%, 03/01/49 (Call 09/01/48)(a)	11,809	10,281,848
7.05%, 06/20/36(a)	28,626	30,541,057
Telefonica Europe BV, 8.25%, 09/15/30	21,421	24,413,182
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	5,486	4,615,756
4.60%, 11/16/48 (Call 05/16/48)(a)	1,516	1,246,778
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	19,903	17,382,180
2.25%, 11/15/31 (Call 08/15/31)	10,595	8,393,024
2.55%, 02/15/31 (Call 11/15/30)	23,826	19,635,831
2.63%, 02/15/29 (Call 02/15/24)	8,045	6,966,367
2.70%, 03/15/32 (Call 12/15/31)	10,447	8,507,054
2.88%, 02/15/31 (Call 02/15/26)	8,925	7,512,960
3.00%, 02/15/41 (Call 08/15/40)	29,613	20,866,946
3.30%, 02/15/51 (Call 08/15/50)(a)	33,260	22,275,280
3.38%, 04/15/29 (Call 04/15/24)	19,777	17,726,896
3.40%, 10/15/52 (Call 04/15/52)	32,881	22,221,499
3.50%, 04/15/31 (Call 04/15/26)	23,096	20,153,108
3.60%, 11/15/60 (Call 05/15/60)	11,156	7,463,097
3.75%, 04/15/27 (Call 02/15/27)	39,087	37,040,155
3.88%, 04/15/30 (Call 01/15/30)	65,301	59,542,869
4.38%, 04/15/40 (Call 10/15/39)(a)	22,918	19,677,344
4.50%, 04/15/50 (Call 10/15/49)(a)	33,490	27,625,734
4.75%, 02/01/28 (Call 09/11/23)(a)	18,055	17,555,147
4.80%, 07/15/28 (Call 06/15/28)(a)	8,129	7,942,944
4.95%, 03/15/28 (Call 02/15/28)	10,455	10,306,276
5.05%, 07/15/33 (Call 04/15/33)	24,993	24,113,391
5.20%, 01/15/33 (Call 10/15/32)	12,539	12,284,671
5.65%, 01/15/53 (Call 07/15/52)	20,266	19,726,219
5.75%, 01/15/54 (Call 07/15/53)(a)	12,899	12,751,090
5.80%, 09/15/62 (Call 03/15/62)	2,648	2,575,219
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	14,429	11,267,010
1.68%, 10/30/30 (Call 07/30/30)	9,299	7,276,996
1.75%, 01/20/31 (Call 10/20/30)	21,238	16,534,771
2.10%, 03/22/28 (Call 01/22/28)(a)	26,072	22,760,249
2.36%, 03/15/32 (Call 12/15/31)	43,345	34,294,083
2.55%, 03/21/31 (Call 12/21/30)(a)	35,570	29,266,157
2.65%, 11/20/40 (Call 05/20/40)	32,446	21,631,975
2.85%, 09/03/41 (Call 03/03/41)	14,854	10,108,876
2.88%, 11/20/50 (Call 05/20/50)	33,676	20,634,521
2.99%, 10/30/56 (Call 04/30/56)	38,786	23,143,052
3.00%, 03/22/27 (Call 01/22/27)(a)	3,740	3,477,247
3.00%, 11/20/60 (Call 05/20/60)	17,028	9,990,942
3.15%, 03/22/30 (Call 12/22/29)	16,140	14,157,940
3.40%, 03/22/41 (Call 09/22/40)	40,159	29,824,326
3.55%, 03/22/51 (Call 09/22/50)	50,703	35,503,711
3.70%, 03/22/61 (Call 09/22/60)(a)	33,829	22,998,257
3.88%, 02/08/29 (Call 11/08/28)	17,963	16,767,848
3.88%, 03/01/52 (Call 09/01/51)(a)	17,961	13,377,270
4.00%, 03/22/50 (Call 09/22/49)(a)	15,339	11,700,979

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.02%, 12/03/29 (Call 09/03/29)	$40,387	$37,584,417
4.13%, 03/16/27	29,201	28,127,370
4.13%, 08/15/46(a)	11,487	9,125,474
4.33%, 09/21/28(a)	48,398	46,298,621
4.40%, 11/01/34 (Call 05/01/34)(a)	14,594	13,220,119
4.50%, 08/10/33	19,481	18,003,756
4.52%, 09/15/48(a)	15,118	12,667,567
4.81%, 03/15/39	14,047	12,737,484
4.86%, 08/21/46(a)	26,989	23,740,234
5.01%, 08/21/54(a)	1,533	1,356,455
5.05%, 05/09/33 (Call 02/09/33)(a)	15,522	15,070,929
5.25%, 03/16/37	6,245	6,086,689
6.55%, 09/15/43(a)	9,289	10,340,448
Vodafone Group PLC
4.25%, 09/17/50	10,949	8,432,837
4.38%, 05/30/28(a)	2,168	2,129,245
4.38%, 02/19/43	21,365	17,369,341
4.88%, 06/19/49(a)	17,805	15,087,929
5.25%, 05/30/48(a)	7,311	6,615,269
6.15%, 02/27/37	24,775	25,315,739

		2,220,345,914

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	9,313	8,449,937

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	10,070	7,241,248
3.55%, 02/15/50 (Call 08/15/49)	6,704	5,124,329
3.90%, 08/01/46 (Call 02/01/46)	6,957	5,565,367
4.05%, 06/15/48 (Call 12/15/47)	7,938	6,524,736
4.13%, 06/15/47 (Call 12/15/46)	7,359	6,129,075
4.15%, 04/01/45 (Call 10/01/44)	10,303	8,682,309
4.15%, 12/15/48 (Call 06/15/48)	6,811	5,678,959
4.45%, 03/15/43 (Call 09/15/42)	10,735	9,489,595
4.45%, 01/15/53 (Call 07/15/52)	9,931	8,840,549
4.55%, 09/01/44 (Call 03/01/44)	8,118	7,265,009
4.90%, 04/01/44 (Call 10/01/43)(a)	9,160	8,610,870
5.20%, 04/15/54 (Call 10/15/53)	18,025	17,724,291
5.75%, 05/01/40 (Call 11/01/39)	8,109	8,392,319
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)(a)	7,884	7,279,192
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	5,395	4,848,465
2.45%, 12/02/31 (Call 09/02/31)(a)	14,279	12,665,404
3.00%, 12/02/41 (Call 06/02/41)(a)	8,536	7,079,574
3.10%, 12/02/51 (Call 06/02/51)(a)	17,881	12,123,456
6.13%, 09/15/2115 (Call 03/15/2115)(a)	7,466	7,732,504
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	11,215	10,557,989
3.80%, 03/01/28 (Call 12/01/27)	7,912	7,532,548
3.80%, 11/01/46 (Call 05/01/46)(a)	6,706	5,240,806
4.10%, 11/15/32 (Call 08/15/32)(a)	9,884	9,280,609
4.10%, 03/15/44 (Call 09/15/43)(a)	9,020	7,498,632
4.25%, 03/15/29 (Call 12/15/28)(a)	12,864	12,440,162
4.30%, 03/01/48 (Call 09/01/47)	6,904	5,833,542
4.50%, 11/15/52 (Call 05/15/52)(a)	11,303	9,779,458
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	6,950	5,740,038
3.10%, 08/05/29 (Call 05/05/29)(a)	14,759	13,232,809
3.25%, 05/15/41 (Call 11/15/40)(a)	7,831	5,695,039

Security	Par/ Shares (000)	Value

Transportation (continued)
4.05%, 02/15/48 (Call 08/15/47)	$10,257	$7,996,823
4.25%, 05/15/30 (Call 02/15/30)(a)	4,287	4,070,209
4.40%, 01/15/47 (Call 07/15/46)	8,600	7,074,855
4.55%, 04/01/46 (Call 10/01/45)	12,052	10,097,034
4.75%, 11/15/45 (Call 05/15/45)	11,985	10,328,479
4.95%, 10/17/48 (Call 04/17/48)	7,798	6,964,165
5.10%, 01/15/44	6,936	6,317,707
5.25%, 05/15/50 (Call 11/15/49)(a)	11,965	11,115,807
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	5,635	3,755,761
3.16%, 05/15/55 (Call 11/15/54)	2,351	1,543,678
4.55%, 06/01/53 (Call 12/01/52)(a)	8,107	7,001,504
5.35%, 08/01/54(a)	13,372	12,969,820
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	10,379	8,694,873
2.40%, 02/05/30 (Call 11/05/29)(a)	8,873	7,640,943
2.80%, 02/14/32 (Call 12/15/31)(a)	12,704	10,848,967
2.95%, 03/10/52 (Call 09/10/51)	8,025	5,363,989
2.97%, 09/16/62 (Call 03/16/62)	11,644	7,167,790
3.20%, 05/20/41 (Call 11/20/40)	10,716	8,153,316
3.25%, 02/05/50 (Call 08/05/49)	17,752	12,853,428
3.50%, 02/14/53 (Call 08/14/52)(a)	14,556	10,829,804
3.70%, 03/01/29 (Call 12/01/28)(a)	6,516	6,178,686
3.75%, 02/05/70 (Call 08/05/69)(a)	4,569	3,325,128
3.80%, 10/01/51 (Call 04/01/51)	11,502	9,102,943
3.80%, 04/06/71 (Call 10/06/70)	10,316	7,547,975
3.84%, 03/20/60 (Call 09/20/59)	19,642	15,003,082
3.95%, 09/10/28 (Call 06/10/28)(a)	11,861	11,424,697
4.50%, 01/20/33 (Call 10/20/32)(a)	9,367	9,096,389
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	13,746	12,881,892
3.40%, 03/15/29 (Call 12/15/28)(a)	9,156	8,572,754
3.75%, 11/15/47 (Call 05/15/47)(a)	10,928	8,824,965
4.25%, 03/15/49 (Call 09/15/48)	6,557	5,650,634
4.45%, 04/01/30 (Call 01/01/30)(a)	8,651	8,522,219
4.88%, 03/03/33 (Call 12/03/32)	9,305	9,295,650
5.05%, 03/03/53 (Call 09/03/52)	11,708	11,427,295
5.30%, 04/01/50 (Call 10/01/49)(a)	11,346	11,443,401
6.20%, 01/15/38	20,462	22,840,401
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	2,155	1,931,816
1.50%, 09/22/28 (Call 07/22/28)(a)	18,325	15,838,761
1.80%, 09/22/31 (Call 06/22/31)(a)	28,597	23,395,626
3.95%, 09/09/27 (Call 08/09/27)(a)	13,511	13,198,991

		626,121,140

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	8,868	6,914,899
4.45%, 06/01/32 (Call 03/01/32)(a)	11,145	10,592,997
6.59%, 10/15/37(a)	9,080	10,063,094

		27,570,990

Total Long-Term Investments — 98.3% (Cost: $38,171,148,402)		32,680,686,844

Short-Term Securities

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(d)(e)(f)	2,213,214	2,213,877,473

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	171,060	$171,060,000

Total Short-Term Securities — 7.2% (Cost: $2,383,802,903)		2,384,937,473

Total Investments — 105.5% (Cost: $40,554,951,305)		35,065,624,317

Liabilities in Excess of Other Assets — (5.5)%		(1,829,136,526)

Net Assets — 100.0%		$33,236,487,791

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,485,025,395	$—	$(270,425,625	)(a)	$104,648	$(826,945)	$2,213,877,473	2,213,214	$4,692,231	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	722,044,000	—	(550,984,000	)(a)	—	—	171,060,000	171,060	6,237,158		—

					$104,648	$(826,945)	$2,384,937,473		$10,929,389		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,680,686,844	$—	$32,680,686,844
Short-Term Securities
Money Market Funds	2,384,937,473	—	—	2,384,937,473

	$2,384,937,473	$32,680,686,844	$—	$35,065,624,317

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$14,426,695,415	$32,680,686,844
Investments, at value — affiliated(c)	3,018,979,730	2,384,937,473
Cash	507,398	—
Foreign currency, at value(d)	28,767	—
Receivables:
Investments sold	272,372	195,937,242
Securities lending income — affiliated	1,622,505	805,537
Capital shares sold	58,265,580	5,391,622
Dividends — affiliated	396,862	915,850
Interest — unaffiliated	242,353,176	409,982,898

Total assets	17,749,121,805	35,678,657,466

LIABILITIES
Bank overdraft	—	267,321
Collateral on securities loaned, at value	2,900,066,927	2,212,772,953
Payables:
Investments purchased	81,363,568	222,160,751
Capital shares redeemed	919,361	2,928,455
Investment advisory fees	5,820,574	4,040,195

Total liabilities	2,988,170,430	2,442,169,675

Commitments and contingent liabilities

NET ASSETS	$14,760,951,375	$33,236,487,791

NET ASSETS CONSIST OF
Paid-in capital	$18,182,796,372	$40,282,301,745
Accumulated loss	(3,421,844,997)	(7,045,813,954)

NET ASSETS	$14,760,951,375	$33,236,487,791

NET ASSETVALUE
Shares outstanding	196,400,000	313,300,000

Net asset value	$75.16	$106.09

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$15,912,505,058	$38,171,148,402

(b) Securities loaned, at value	$2,794,189,029	$2,140,147,033

(c) Investments, at cost — affiliated	$3,017,719,994	$2,383,802,903

(d) Foreign currency, at cost	$27,828	$—

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$1,700,448	$6,237,158
Interest — unaffiliated	434,569,785	718,729,379
Securities lending income — affiliated — net	10,614,758	4,692,231
Other income — unaffiliated	258,961	48,636

Total investment income	447,143,952	729,707,404

EXPENSES
Investment advisory	35,422,187	24,790,344

Total expenses	35,422,187	24,790,344

Net investment income	411,721,765	704,917,060

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(77,749,057)	(344,412,934)
Investments — affiliated	165,671	104,648
Foreign currency transactions	20	—
In-kind redemptions — unaffiliated(a)	(109,467,937)	(335,980,106)

	(187,051,303)	(680,288,392)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	284,525,372	713,725,593
Investments — affiliated	(912,486)	(826,945)
Foreign currency translations	463	—

	283,613,349	712,898,648

Net realized and unrealized gain	96,562,046	32,610,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$508,283,811	$737,527,316

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$411,721,765	$762,314,046	$704,917,060	$1,174,187,682
Net realized loss	(187,051,303)	(524,650,069)	(680,288,392)	(1,803,697,569)
Net change in unrealized appreciation (depreciation)	283,613,349	(898,098,573)	712,898,648	(3,480,607,272)

Net increase (decrease) in net assets resulting from operations	508,283,811	(660,434,596)	737,527,316	(4,110,117,159)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(429,412,672)	(787,964,633)	(705,742,363)	(1,139,836,897)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,978,868,501	(2,518,162,682)	(147,177,640)	2,779,402,728

NET ASSETS
Total increase (decrease) in net assets	2,057,739,640	(3,966,561,911)	(115,392,687)	(2,470,551,328)
Beginning of period	12,703,211,735	16,669,773,646	33,351,880,478	35,822,431,806

End of period	$14,760,951,375	$12,703,211,735	$33,236,487,791	$33,351,880,478

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$74.51		$83.47	$86.84	$85.71	$85.71	$86.13

Net investment income(a)	2.14		3.88	3.06	3.84	4.19	4.46

Net realized and unrealized gain (loss)(b)	0.74		(8.87)	(2.95)	1.50	0.18	(0.36)

Net increase (decrease) from investment operations	2.88		(4.99)	0.11	5.34	4.37	4.10

Distributions from net investment income(c)		(2.23)	(3.97)	(3.48)	(4.21)	(4.37)	(4.52)

Net asset value, end of period	$75.16		$74.51	$83.47	$86.84	$85.71	$85.71

Total Return(d)
Based on net asset value	3.94	%(e)	(5.99)%	0.11%	6.56%	5.14%	4.95%

Ratios to Average Net Assets(f)
Total expenses	0.49	%(g)	0.49%	0.48%	0.48%	0.49%	0.49%

Net investment income	5.71	%(g)	5.10%	3.52%	4.59%	4.83%	5.25%

Supplemental Data
Net assets, end of period (000)	$14,760,951		$12,703,212	$16,669,774	$22,473,704	$13,456,300	$15,341,864

Portfolio turnover rate(h)		4%	31%	19%	20%	20%	14%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$105.81		$124.51	$132.40	$132.27	$115.89	$117.11

Net investment income(a)	2.15		3.73	2.92	3.55	4.17	4.15

Net realized and unrealized gain (loss)(b)	0.28		(18.85)	(7.79)	0.18	16.40	(1.20)

Net increase (decrease) from investment operations	2.43		(15.12)	(4.87)	3.73	20.57	2.95

Distributions from net investment income(c)		(2.15)	(3.58)	(3.02)	(3.60)	(4.19)	(4.17)

Net asset value, end of period	$106.09		$105.81	$124.51	$132.40	$132.27	$115.89

Total Return(d)
Based on net asset value	2.29	%(e)	(12.23)%	(3.76)%	2.83%	18.03%	2.64%

Ratios to Average Net Assets(f)
Total expenses	0.14	%(g)	0.14%	0.14%	0.14%	0.14%	0.15%

Net investment income	3.99	%(g)	3.40%	2.21%	2.66%	3.35%	3.62%

Supplemental Data
Net assets, end of period (000)	$33,236,488		$33,351,880	$35,822,432	$46,207,378	$33,106,758	$32,519,973

Portfolio turnover rate(h)		7%	27%	14%	14%	13%	10%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$199,042,741	$(199,042,741)	$—		$—
Barclays Capital, Inc.	79,111,147	(79,111,147)	—		—
BMO Capital Markets Corp.	31,498,640	(31,498,640)	—		—
BNP Paribas SA	507,449,423	(507,449,423)	—		—
BofA Securities, Inc.	86,880,049	(86,880,049)	—		—
Citadel Clearing LLC	90,905,037	(90,905,037)	—		—
Citigroup Global Markets, Inc.	51,651,179	(51,651,179)	—		—
Credit Suisse Securities (USA) LLC	3,769,161	(3,769,161)	—		—
Deutsche Bank Securities, Inc.	109,943,743	(109,943,743)	—		—
Goldman Sachs & Co. LLC	453,000,884	(453,000,884)	—		—
J.P. Morgan Securities LLC	397,855,240	(397,855,240)	—		—
Jefferies LLC	32,900,240	(32,900,240)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	24,101,898	(24,101,898)	—		—
Morgan Stanley	176,615,101	(176,615,101)	—		—
Nomura Securities International, Inc.	29,696,297	(29,696,297)	—		—
Pershing LLC	8,049,058	(8,049,058)	—		—
RBC Capital Markets LLC	155,221,111	(155,221,111)	—		—
Scotia Capital (USA), Inc.	64,500,955	(64,500,955)	—		—
State Street Bank & Trust Co.	198,230,881	(198,230,881)	—		—
TD Securities (USA) LLC	310,376	(310,376)	—		—
Toronto-Dominion Bank	51,268,033	(51,268,033)	—		—
UBS AG	1,155,256	(1,155,256)	—		—
Wells Fargo Bank N.A.	8,522,475	(8,522,475)	—		—
Wells Fargo Securities LLC	32,510,104	(32,510,104)	—		—

	$2,794,189,029	$(2,794,189,029)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$261,193,118	$(261,193,118)	$—		$—
Barclays Capital, Inc.	99,123,658	(99,123,658)	—		—
BMO Capital Markets Corp.	27,465,487	(27,465,487)	—		—
BNP Paribas SA	482,209,531	(482,209,531)	—		—
BofA Securities, Inc.	104,188,358	(104,188,358)	—		—
Citadel Clearing LLC	25,358,604	(25,358,604)	—		—
Citigroup Global Markets, Inc.	69,304,656	(69,304,656)	—		—
Credit Suisse Securities (USA) LLC	35,040	(35,040)	—		—
Deutsche Bank Securities, Inc.	70,903,541	(70,903,541)	—		—
Goldman Sachs & Co. LLC	216,828,914	(216,828,914)	—		—
HSBC Securities (USA), Inc.	32,838,875	(32,838,875)	—		—
J.P. Morgan Securities LLC	237,787,154	(237,787,154)	—		—
Jefferies LLC	9,962,185	(9,962,185)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	22,146,835	(22,146,835)	—		—
Morgan Stanley	120,241,274	(120,241,274)	—		—
Nomura Securities International, Inc.	21,410,279	(21,410,279)	—		—
Pershing LLC	46,046,890	(46,046,890)	—		—
RBC Capital Markets LLC	88,180,526	(88,180,526)	—		—
Scotia Capital (USA), Inc.	33,808,973	(33,808,973)	—		—
State Street Bank & Trust Co.	97,861,972	(97,861,972)	—		—
Toronto-Dominion Bank	12,402,594	(12,402,594)	—		—
UBS AG	8,069,155	(8,069,155)	—		—
Wells Fargo Bank N.A.	14,495,517	(14,495,517)	—		—
Wells Fargo Securities LLC	38,283,897	(38,283,897)	—		—

	$2,140,147,033	$(2,140,147,033)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

iBoxx $ High Yield Corporate Bond	$2,923,513
iBoxx $ Investment Grade Corporate Bond	1,535,662

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBoxx $ High Yield Corporate Bond	$923,120,173	$576,172,140
iBoxx $ Investment Grade Corporate Bond	2,690,943,636	2,421,523,820

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $ High Yield Corporate Bond	$27,486,265,391	$25,945,502,763
iBoxx $ Investment Grade Corporate Bond	25,333,617,418	25,377,411,117

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

iBoxx $ High Yield Corporate Bond	$(1,735,059,098)
iBoxx $ Investment Grade Corporate Bond	(973,210,854)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$19,010,933,093	$86,425,696	$(1,651,683,644)	$(1,565,257,948)
iBoxx $ Investment Grade Corporate Bond	40,575,455,629	18,133,206	(5,527,964,518)	(5,509,831,312)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond
Shares sold	381,700,000	$28,411,140,718	592,200,000	$44,736,203,918
Shares redeemed	(355,800,000)	(26,432,272,217)	(621,400,000)	(47,254,366,600)

	25,900,000	$1,978,868,501	(29,200,000)	$(2,518,162,682)

iBoxx $ Investment Grade Corporate Bond
Shares sold	241,100,000	$25,834,626,739	401,600,000	$44,125,796,480
Shares redeemed	(243,000,000)	(25,981,804,379)	(374,100,000)	(41,346,393,752)

	(1,900,000)	$(147,177,640)	27,500,000	$2,779,402,728

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Board Review and Approval of Investment Advisory Contract

iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	67

Board Review and Approval of Investment Advisory Contract  (continued)

iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	69

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	71

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-204-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.12%	(0.90)%	0.44%	0.45%	(0.90)%	2.22%	3.10%
Fund Market	1.25	(0.78)	0.40	0.47	(0.78)	2.02	3.29
Index	1.08	(0.89)	0.55	0.51	(0.89)	2.79	3.54

The inception date of the Fund was November 1, 2016. The first day of secondary market trading was November 3, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,011.20	$0.25	$1,000.00	$1,024.90	$0.25	0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	60.7%
Aa	13.9
A	8.3
Baa	9.7
Ba	2.7
B	2.6
Caa	0.6
Ca	0.1
Not Rated	1.4

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	73.2%
Corporate Bonds & Notes	23.2
Foreign Government Obligations	3.3
Collaterized Mortgage Obligations	0.8
Municipal Debt Obligations	0.1
Fixed Rate Loan Interests	—
TBA Sales Commitments	(0.6)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.18)%	(4.12)%	0.03%	2.78%	(4.12)%	0.14%	31.55%
Fund Market	(0.03)	(3.90)	0.04	2.94	(3.90)	0.21	33.67
Index	(0.12)	(4.05)	0.06	2.86	(4.05)	0.29	32.58

Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 10+ Year Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return.
Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$998.20	$0.30	$1,000.00	$1,024.80	$0.31	0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	43.2%
Aa	6.4
A	21.8
Baa	23.4
Ba	2.1
B	1.2
Caa	0.1
Ca	0.1
Not Rated	1.7

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	49.3%
U.S. Government & Agency Obligations	40.7
Foreign Government Obligations	7.6
Municipal Debt Obligations	2.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	$200	$186,356
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	50	45,361
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	340	292,684
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	110	97,903
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	500	401,855
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	115,256
Wells Fargo Commercial Mortgage Trust 4.01%, 03/15/51 (Call 03/15/28)(a)	250	232,666
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	30	24,871

		1,396,952

Total Collaterized Mortgage Obligations — 0.7% (Cost: $1,574,762)		1,396,952

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)(c)	11	9,585
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	18	13,502
9.00%, 09/15/28(b)	10	10,050
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	10	8,075
4.65%, 10/01/28 (Call 07/01/28)	15	14,351
5.38%, 06/15/33 (Call 03/15/33)	4	3,861
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,193
4.00%, 02/15/30 (Call 02/15/25)	13	11,348
4.88%, 01/15/29 (Call 01/15/24)	3	2,804
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,289
2.60%, 08/01/31 (Call 05/01/31)	20	16,362
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	10	8,238
4.63%, 03/15/30 (Call 03/15/25)(b)	10	8,139
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	13	10,951

		129,748

Aerospace & Defense — 0.3%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	60	53,932
3.63%, 02/01/31 (Call 11/01/30)	60	53,567
5.15%, 05/01/30 (Call 02/01/30)	50	49,179
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(b)	10	9,810
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	27,912
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	15	12,935
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)	15	13,050
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	10	8,292

Security	Par (000)	Value

Aerospace & Defense (continued)
3.90%, 06/15/32 (Call 03/15/32)	$5	$4,644
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	50	48,406
RTX Corp.
2.38%, 03/15/32 (Call 12/15/31)	15	12,059
4.13%, 11/16/28 (Call 08/16/28)	80	76,329
5.15%, 02/27/33 (Call 11/27/32)	50	49,379
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(b)	15	15,644
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	20	17,910
4.88%, 05/01/29 (Call 05/01/24)	10	9,003
6.88%, 12/15/30(b)	25	25,206

		487,257

Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	19,508
3.40%, 05/06/30 (Call 02/06/30)	15	13,192
4.80%, 02/14/29 (Call 11/14/28)	25	24,223
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	25	22,731
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	17,441
4.74%, 03/16/32 (Call 12/16/31)	25	22,567
4.91%, 04/02/30 (Call 01/02/30)	20	18,827
7.75%, 10/19/32 (Call 07/19/32)	10	10,843
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	5	4,183
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	40	31,680
2.13%, 11/10/31 (Call 08/10/31)(b)	5	4,025
3.25%, 05/23/29 (Call 02/23/29)(b)	15	13,803
4.00%, 06/22/32 (Call 03/22/32)(b)	25	23,091
5.13%, 10/11/32 (Call 07/11/32)(b)	5	5,001
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	9,774
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,100
3.38%, 08/15/29 (Call 05/15/29)	30	26,967
5.13%, 02/15/30 (Call 12/15/29)	30	29,656
5.38%, 02/15/33 (Call 11/15/32)	25	24,681
5.63%, 11/17/29 (Call 09/17/29)	10	10,091
5.75%, 11/17/32 (Call 08/17/32)	55	55,730
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	12	10,458

		402,572

Airlines — 0.1%
Air Canada Pass Through Trust, Series 2020-2, Class A,
5.25%, 10/01/30(b)	14	13,263
American Airlines 2017-2 Pass Through Trust, Series
2017-2, Class AA, 3.35%, 04/15/31	22	19,642
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 04/20/29(b)	42	40,145
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(d)	50	43,626
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	5	4,452
4.75%, 10/20/28(b)	25	23,994
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	30	26,712
United Airlines Pass Through Trust, Series 2016-2,
Class AA, 2.88%, 04/07/30	39	34,554

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)	$18	$14,776

		221,164

Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	8	6,344
4.25%, 03/15/29 (Call 03/15/24)(b)	3	2,533
Hanesbrands Inc., 9.00%, 02/15/31 (Call 02/15/26)(b)(c)	10	10,037
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	5	4,249
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)(c)	5	4,066
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	10	7,668
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(c)	35	29,049
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)	10	7,485

		71,431

Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	17	14,219
5.88%, 06/01/29 (Call 06/01/24)(b)	4	3,864
BMW U.S. Capital LLC
2.55%, 04/01/31 (Call 01/01/31)(b)	20	16,738
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,013
4.15%, 04/09/30 (Call 01/09/30)(b)	25	23,737
5.15%, 08/11/33 (Call 05/11/33)(b)	10	9,907
Ford Holdings LLC, 9.30%, 03/01/30	2	2,208
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	33	25,752
6.10%, 08/19/32 (Call 05/19/32)(c)	25	23,848
6.38%, 02/01/29	1	996
6.63%, 10/01/28	3	3,031
7.45%, 07/16/31	40	42,179
9.63%, 04/22/30 (Call 01/22/30)	3	3,468
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	10	8,246
3.63%, 06/17/31 (Call 03/17/31)	33	26,671
4.00%, 11/13/30 (Call 08/13/30)	10	8,462
5.11%, 05/03/29 (Call 02/03/29)	10	9,197
7.20%, 06/10/30	25	25,376
7.35%, 03/06/30 (Call 01/06/30)	20	20,351
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)	65	63,049
5.40%, 10/15/29 (Call 08/15/29)	15	14,500
5.60%, 10/15/32 (Call 07/15/32)	30	28,946
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	10	7,767
2.70%, 06/10/31 (Call 03/10/31)	4	3,156
3.60%, 06/21/30 (Call 03/21/30)	35	30,058
5.65%, 01/17/29 (Call 10/17/28)	45	44,238
6.40%, 01/09/33 (Call 10/09/32)	34	34,260
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	25	21,823
Hyundai Capital America
2.10%, 09/15/28 (Call 07/17/28)(b)	5	4,205
6.38%, 04/08/30 (Call 01/08/30)(b)	40	40,920
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(b)	3	2,597
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	20	24,393
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)(c)	40	32,593

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(b)	$10	$8,818
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/02/23)(b)	10	9,606
Toyota Motor Corp., 2.76%, 07/02/29	14	12,575
Toyota Motor Credit Corp.
1.65%, 01/10/31	10	7,972
3.38%, 04/01/30	35	31,832
4.45%, 06/29/29	10	9,805
4.55%, 05/17/30	20	19,480
4.70%, 01/12/33	10	9,804
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	3	2,565

		742,225

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31 (Call 04/15/26)(b)	15	15,373
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	12	9,876
6.88%, 07/01/28 (Call 09/11/23)	5	4,585
Aptiv PLC, 3.25%, 03/01/32 (Call 12/01/31)	5	4,235
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,128
4.50%, 02/15/32 (Call 02/15/27)	5	4,035
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	13	11,214
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	9	7,988
5.25%, 04/30/31 (Call 01/30/31)	15	13,148
5.25%, 07/15/31 (Call 04/15/31)(c)	14	12,056
5.63%, 04/30/33 (Call 01/30/33)	5	4,287
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	25	19,494
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	5	4,209
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	4,069
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	30	24,706
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	3	1,047
ZF North America Capital Inc., 7.13%, 04/14/30 (Call 02/14/30)(b)	10	10,120

		154,570

Banks — 4.0%
Banco Santander SA, 2.75%, 12/03/30	220	170,392
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(d)	200	170,078
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	60	47,299
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	95	74,419
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	65	51,254
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	70	53,210
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	40	33,243
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	60	48,084
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	40	33,298

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	$50	$40,867
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	10	8,571
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	45	37,025
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	45	39,510
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	75	69,028
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	70	64,821
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	90	86,547
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	50	48,801
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	50	40,989
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	30	23,147
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	30	23,874
1.80%, 07/28/31 (Call 04/28/31)	15	11,802
3.00%, 10/30/28 (Call 07/30/28)	10	8,983
3.30%, 08/23/29 (Call 05/23/29)	30	26,786
3.85%, 04/26/29 (Call 02/26/29)	10	9,431
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	5	4,794
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	30	28,237
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	20	19,201
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	28	28,686
Series J, 1.90%, 01/25/29 (Call 11/25/28)	15	12,695
Bank of Nova Scotia (The)
2.15%, 08/01/31	5	3,976
2.45%, 02/02/32(c)	40	32,428
4.85%, 02/01/30	20	19,349
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	5	4,269
Barclays PLC, 6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	200	197,582
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)	5	3,860
3.13%, 01/20/33 (Call 01/20/32),
(1-day SOFR + 1.561%)(a)(b)	200	162,976
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	36	32,048
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	45	35,640
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	35	28,156
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	115	94,974
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	85	71,159
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	35	30,093
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	75	61,777

Security	Par (000)	Value

Banks (continued)
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	$45	$39,155
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	55	50,619
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	65	60,344
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	50	49,888
6.63%, 06/15/32	10	10,420
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	40	32,128
2.64%, 09/30/32 (Call 07/02/32)	20	14,580
3.25%, 04/30/30 (Call 01/30/30)	35	29,283
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(c)	45	38,727
Commonwealth Bank of Australia, 1.88%, 09/15/31(b)	10	7,956
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	150	125,590
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	10	7,721
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	10	7,490
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	5	4,513
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	25	26,657
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	10	9,345
Goldman Sachs Group Inc.,
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	40	31,154
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	45	35,518
2.60%, 02/07/30 (Call 11/07/29)	40	33,764
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	55	44,523
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	65	52,156
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	105	87,373
3.80%, 03/15/30 (Call 12/15/29)	45	40,950
6.13%, 02/15/33	10	10,611
HSBC Holdings PLC
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	270	215,603
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	200	202,170
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	20	14,754
2.55%, 02/04/30 (Call 11/04/29)	40	32,627
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	25	19,071
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	40	31,262
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	60	50,291
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	70	56,447

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	$75	$61,369
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	40	34,282
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	80	67,930
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	45	37,302
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	45	41,066
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	35	33,196
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	15	14,308
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	75	70,132
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	55	52,818
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	95	93,964
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	50	49,982
KeyCorp
2.55%, 10/01/29	65	51,431
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	5	4,309
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	15	14,041
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	25	21,703
4.13%, 07/15/33	110	108,717
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	95	75,185
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	10	9,098
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)	25	19,645
2.87%, 01/14/33 (Call 01/14/32),
(3-mo. SOFR + 1.532%)(a)(b)	8	6,271
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(a)(b)	28	24,648
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(a)(b)	25	24,042
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)	10	9,726
Mitsubishi UFJ Financial Group Inc.
4.05%, 09/11/28	16	15,189
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	200	198,162
Mizuho Financial Group Inc.
2.56%, 09/13/31	45	35,007
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	70	69,371
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	45	34,592
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	60	46,253
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	50	39,228
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	50	37,671

Security	Par (000)	Value

Banks (continued)
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	$55	$43,823
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	35	29,477
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	75	61,504
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	30	26,665
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	10	9,490
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	25	23,650
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	75	72,801
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	60	58,966
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	50	48,656
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	20	20,954
7.25%, 04/01/32	50	56,854
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	15,569
NatWest Group PLC, 6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	200	198,806
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	50	41,173
3.15%, 05/03/29 (Call 02/03/29)	10	9,086
6.13%, 11/02/32 (Call 08/02/32)	15	15,314
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	15	12,082
3.45%, 04/23/29 (Call 01/23/29)	50	45,074
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	7	6,332
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	25	25,294
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	35	35,566
Royal Bank of Canada
2.30%, 11/03/31	90	72,299
5.00%, 05/02/33	20	19,348
Societe Generale SA, 3.00%, 01/22/30(b)	20	16,719
Standard Chartered PLC, 4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(b)	100	92,371
State Street Corp.
2.20%, 03/03/31	20	15,927
2.40%, 01/24/30	10	8,541
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	15	12,302
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	20	17,204
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	15	14,370
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	20	18,192
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	5	4,648
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	15	14,561
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	35	27,648
3.04%, 07/16/29	40	34,910
4.31%, 10/16/28	15	14,226

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
2.00%, 09/10/31	$45	$35,610
2.45%, 01/12/32	10	8,084
3.20%, 03/10/32	30	25,523
4.46%, 06/08/32	35	32,618
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	15	11,890
3.88%, 03/19/29 (Call 02/16/29)	15	13,410
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	25	22,299
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	25	23,440
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	5	4,958
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	25	25,153
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	50	37,891
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	25	18,415
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	25	19,871
3.00%, 07/30/29 (Call 04/30/29)	25	21,407
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	50	46,375
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	30	27,336
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	15	14,927
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31),
(1-year CMT + 1.000%)(a)(b)	220	169,424
3.13%, 08/13/30 (Call 08/13/29),
(3-mo. LIBOR US + 1.468%)(a)(b)	200	171,458
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)	20	17,375
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)	20	19,247
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(c)	25	21,854
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	35	29,218
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	110	94,107
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	90	75,820
4.15%, 01/24/29 (Call 10/24/28)	66	62,116
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	15	14,030
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	60	56,453
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	60	58,451
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	75	74,023
Westpac Banking Corp.
2.15%, 06/03/31	55	45,131
2.65%, 01/16/30	10	8,737
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	35	26,895

Security	Par (000)	Value

Banks (continued)
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	$5	$3,823
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	51	44,722
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	10	9,412
Wintrust Financial Corp., 4.85%, 06/06/29	15	13,354

		7,611,946

Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	32,190
4.75%, 01/23/29 (Call 10/23/28)	65	64,408
Central American Bottling Corp./CBC Bottling Holdco
SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	60	54,971
Coca-Cola Co. (The)
1.38%, 03/15/31	5	3,945
2.13%, 09/06/29	75	65,473
2.25%, 01/05/32	45	37,741
3.45%, 03/25/30	15	13,940
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	10	8,617
3.15%, 08/01/29 (Call 05/01/29)	30	26,806
4.65%, 11/15/28 (Call 08/15/28)	25	24,293
4.90%, 05/01/33	25	24,097
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,266
3.95%, 04/15/29 (Call 02/15/29)	80	75,344
4.05%, 04/15/32 (Call 01/15/32)(c)	10	9,158
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	12,336
1.95%, 10/21/31 (Call 07/21/31)	30	24,459
2.75%, 03/19/30 (Call 12/19/29)	60	53,375
4.45%, 02/15/33 (Call 11/15/32)(c)	10	9,947
7.00%, 03/01/29	15	16,691
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	6	5,269
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	11	9,426

		585,752

Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	50	39,176
2.45%, 02/21/30 (Call 11/21/29)	25	21,259
3.35%, 02/22/32 (Call 11/22/31)	10	8,713
5.25%, 03/02/30 (Call 01/02/30)	45	45,022
5.25%, 03/02/33 (Call 12/02/32)	55	54,688
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	30	24,675
CSL Finance PLC, 4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,730
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	30	24,105
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	50	39,769
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	30	23,229
2.20%, 09/02/30 (Call 06/02/30)	5	3,986

		303,352

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	8	7,245
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	12,768

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
5.00%, 03/01/30 (Call 03/01/25)(b)	$10	$9,187
6.38%, 06/15/32 (Call 06/15/27)(b)	10	9,765
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	10	9,971
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	5	4,193
2.72%, 02/15/30 (Call 11/15/29)	20	17,141
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 10/02/23)(b)	5	4,058
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,221
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	10	8,080
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 06/15/26)(b)	35	34,490
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	22,021
Fortune Brands Innovations Inc., 5.88%, 06/01/33	11	10,964
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	55	43,340
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,592
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	10	8,084
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	30	23,731
2.00%, 02/15/31 (Call 11/15/30)	35	27,645
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)	5	4,187
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,237
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c).	10	8,987
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	7	6,593
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	23,265
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	7	6,494
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	18	17,281
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	13	10,370
4.38%, 07/15/30 (Call 07/15/25)(b)	27	23,142
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 09/11/23)(b)	5	4,681
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	27,991
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)(c) .	5	3,608

		400,332

Chemicals — 0.5%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	35	29,545
4.80%, 03/03/33 (Call 12/03/32)	10	9,933
Ashland Inc., 3.38%, 09/01/31 (Call 06/01/31)(b)	10	7,995
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	11	7,424
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	8	4,160
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	10	10,007
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	5	4,238
Braskem Netherlands Finance BV, 7.25%, 02/13/33 (Call 11/13/32)(d)	200	189,242
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,608

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
6.35%, 11/15/28 (Call 10/15/28)	$25	$25,081
6.38%, 07/15/32 (Call 04/15/32)	35	34,647
6.55%, 11/15/30 (Call 09/15/30)	25	25,006
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	15	12,474
5.75%, 11/15/28 (Call 11/15/23)(b)	6	5,389
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	166,964
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(b)	4	3,361
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	20	16,310
4.80%, 11/30/28 (Call 08/30/28)	10	9,854
6.30%, 03/15/33 (Call 12/15/32)	50	52,980
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28) .	40	39,465
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	10	9,842
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(c)	25	20,357
Element Solutions Inc., 3.88%, 09/01/28 (Call 10/02/23)(b) .	11	9,668
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	10	8,217
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	2	1,780
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	10	7,983
4.50%, 05/01/29 (Call 02/01/29)	20	18,519
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,247
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(b)	25	19,393
4.45%, 09/26/28 (Call 06/26/28)	5	4,673
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)(c)	5	3,976
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b) .	8	6,673
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	10	9,096
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)(c)	5	4,476
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,407
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	10	9,175
5.63%, 08/01/29 (Call 08/01/24)	10	9,596
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	5	4,134
6.25%, 10/01/29 (Call 10/01/24)(b)	7	5,633
9.75%, 11/15/28 (Call 06/01/25)(b)	25	25,206
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	17,632
Rain Carbon Inc., 12.25%, 09/01/29(b)	10	10,300
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	16,041
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(b)	10	8,818
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	20	15,868
2.95%, 08/15/29 (Call 05/15/29)	10	8,813
SPCM SA, 3.38%, 03/15/30 (Call 03/15/25)(b)	5	4,092
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)(c)	5	2,697
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	18	14,755
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	15	11,974
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,917
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	11	9,071
WR Grace Holdings LLC
5.63%, 08/15/29 (Call 08/15/24)(b)	19	16,039
7.38%, 03/01/31 (Call 03/01/26)(b)	5	4,940

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
YPF SA, 9.00%, 06/30/29(d)(e)	$25	$22,987

		1,019,678

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,269
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(c)	10	8,902
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	3	3,060

		16,231

Commercial Services — 0.4%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	12	10,476
4.88%, 07/15/32(b)	15	13,015
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)	17	13,026
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,294
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,305
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	11	9,481
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.38%, 03/01/29 (Call 03/01/24)(b)	7	6,431
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	25	22,081
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(c)	13	10,669
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	8	6,935
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	5	4,134
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	10	8,506
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	19,611
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	25	24,400
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,077
7.75%, 02/15/28 (Call 02/15/25)(b)	5	4,990
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,392
3.75%, 10/01/30 (Call 10/01/25)(b)	16	13,819
4.50%, 07/01/28 (Call 10/02/23)(b)	6	5,597
GEO Group, Inc. (The), 10.50%, 06/30/28 (Call 09/11/23)	10	10,031
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	16,886
2.90%, 11/15/31 (Call 08/15/31)	10	8,180
3.20%, 08/15/29 (Call 05/15/29)	35	30,492
5.40%, 08/15/32 (Call 05/15/32)	5	4,905
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28).	3	2,705
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	18	14,834
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b) .	10	8,666
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(b)	5	4,593
Moody’s Corp.
4.25%, 02/01/29 (Call 11/01/28)	5	4,815
4.25%, 08/08/32 (Call 05/08/32)	15	14,082
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	15	12,763
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	17	12,740
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(b)	40	37,362
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	12	10,927
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,810
2.85%, 10/01/29 (Call 07/01/29)	20	17,657
4.40%, 06/01/32 (Call 03/01/32)	10	9,546

Security	Par (000)	Value

Commercial Services (continued)
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29 (Call 06/15/24)(b)(c)	$8	$6,774
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	9	5,764
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	5	4,488
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	25	21,050
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	45	39,517
4.00%, 03/18/29 (Call 12/18/28)	5	4,749
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b) .	5	4,541
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	40	34,745
2.90%, 03/01/32 (Call 12/01/31)	45	38,535
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,329
4.00%, 05/15/31 (Call 05/15/26)	10	8,476
5.13%, 06/01/29 (Call 06/01/24)	15	14,166
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	3	1,934
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	5	3,884
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	4,208
TriNet Group Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,310
7.13%, 08/15/31(b)	5	5,020
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	10	7,689
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	11	9,230
3.88%, 02/15/31 (Call 08/15/25)	18	15,430
4.00%, 07/15/30 (Call 07/15/25)	15	13,143
5.25%, 01/15/30 (Call 01/15/25)	5	4,754
6.00%, 12/15/29 (Call 12/15/25)(b)	50	49,692
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	10	9,511
VT Topco Inc., 8.50%, 08/15/30(b)	20	20,279
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	3,462
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	5	4,095
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	5	4,197

		780,205

Computers — 0.4%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	5	4,106
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	35	29,176
1.70%, 08/05/31 (Call 05/05/31)	40	32,537
2.20%, 09/11/29 (Call 06/11/29)	20	17,482
3.25%, 08/08/29 (Call 06/08/29)	5	4,650
3.35%, 08/08/32 (Call 05/08/32)	80	73,382
4.15%, 05/10/30 (Call 03/10/30)	20	19,555
4.30%, 05/10/33(c)	20	19,621
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 10/02/23)(b)	15	13,612
4.00%, 07/01/29 (Call 07/01/24)(b)	30	26,894
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	5	3,883
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	30	26,246
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	9	7,422
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	6	5,156

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
5.75%, 02/01/33 (Call 11/01/32)(c)	$25	$24,971
6.20%, 07/15/30 (Call 04/15/30)	25	25,717
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	10	8,250
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	5	3,931
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	15	12,104
5.50%, 01/15/33 (Call 10/15/32)(c)	45	43,681
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	115	94,760
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	2	1,804
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	20	15,538
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	15	11,883
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	167,164
NCR Corp.
5.00%, 10/01/28 (Call 10/02/23)(b)	7	6,429
5.13%, 04/15/29 (Call 04/15/24)(b)	20	18,241
5.25%, 10/01/30 (Call 10/01/25)(b)	8	7,190
6.13%, 09/01/29 (Call 09/01/24)(b)	10	10,264
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	20,841
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,410
4.13%, 01/15/31 (Call 10/15/30)	5	4,082
8.25%, 12/15/29 (Call 07/15/26)(b)	15	15,737
8.50%, 07/15/31 (Call 07/15/26)(b)	15	15,764
9.63%, 12/01/32 (Call 12/01/27)(b)	13	14,190
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	8	6,549
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	15	12,084
3.10%, 02/01/32 (Call 11/01/31)	15	11,173

		840,479

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	10	9,033
4.60%, 03/01/33 (Call 12/01/32)	4	4,001
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,594
Coty Inc./HFC Prestige Products Inc/HFC Prestige
International U.S. LLC, 6.63%, 07/15/30 (Call 07/16/26)(b)	25	25,018
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(b)	10	8,673
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,282
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(b)	25	24,854
5.00%, 03/22/30 (Call 01/22/30)(b)	10	10,004
Procter & Gamble Co. (The)
1.20%, 10/29/30	5	3,994
1.95%, 04/23/31	5	4,192
2.30%, 02/01/32	50	42,738
3.00%, 03/25/30	50	45,671
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	100	79,988

		267,042

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,298

Security	Par (000)	Value

Distribution & Wholesale (continued)
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	$18	$15,720
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)(c)	7	5,884
Ritchie Bros Holdings Inc., 7.75%, 03/15/31 (Call 03/15/26)(b)	15	15,511
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	15	15,069

		56,482

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28 (Call 08/29/28)	165	143,004
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	5	4,227
Air Lease Corp., 2.10%, 09/01/28 (Call 07/01/28)	70	58,927
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)	10	9,060
8.00%, 11/01/31	55	57,040
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	10	9,499
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	15	13,914
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	25	23,713
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	35	33,632
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33) .	10	9,778
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	10	8,352
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	8	7,185
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,624
Aviation Capital Group LLC, 6.38%, 07/15/30 (Call 05/15/30)(b)	6	5,941
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32 (Call 10/30/31)(b)	10	7,486
2.50%, 01/10/30 (Call 10/10/29)(b)	70	57,441
2.55%, 03/30/32 (Call 12/30/31)(b)	5	3,880
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b) .	20	16,083
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	30	27,697
4.85%, 03/29/29 (Call 12/29/28)	25	23,920
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(b)	5	4,586
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	65	46,298
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	5	3,820
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	35	30,030
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	25	23,747
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	25	24,693
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	40	30,696
2.90%, 03/03/32 (Call 12/03/31)	50	41,255
3.25%, 05/22/29 (Call 02/22/29)	25	22,230
4.00%, 02/01/29 (Call 11/01/28)	10	9,404
4.63%, 03/22/30 (Call 12/22/29)	10	9,714
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	23,092

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	$8	$5,603
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)(c)	17	12,514
3.63%, 10/01/31 (Call 10/01/26)(b)	18	12,125
Credit Suisse USA Inc., 7.13%, 07/15/32	50	55,577
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	35	34,818
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	3	2,604
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10	7,611
2.10%, 06/15/30 (Call 03/15/30)	20	16,481
4.60%, 03/15/33 (Call 12/15/32)	35	33,414
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	10	8,767
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	10	8,575
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	40	31,196
4.15%, 01/23/30	25	22,533
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	10	7,653
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	55	51,625
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	15	13,339
4.38%, 05/15/31 (Call 05/15/26)(b)	3	2,641
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	9,068
3.35%, 03/26/30 (Call 12/26/29)	40	36,775
4.85%, 03/09/33 (Call 12/09/32)	20	20,094
Midcap Financial Issuer Trust, 5.63%, 01/15/30 (Call 01/15/25)(b)	8	6,328
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	10	8,484
5.50%, 08/15/28 (Call 10/02/23)(b)	6	5,460
5.75%, 11/15/31 (Call 11/15/26)(b)	14	12,068
Navient Corp.
5.50%, 03/15/29 (Call 06/15/28)	10	8,570
5.63%, 08/01/33	10	7,584
9.38%, 07/25/30 (Call 10/25/29)	10	10,048
NFP Corp.
4.88%, 08/15/28 (Call 10/02/23)(b)	5	4,479
7.50%, 10/01/30 (Call 10/01/25)(b)	10	9,719
Nomura Holdings Inc., 5.61%, 07/06/29	100	98,162
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	20	18,805
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	10	8,199
4.00%, 09/15/30 (Call 09/15/25)	21	16,354
5.38%, 11/15/29 (Call 05/15/29)	10	8,654
9.00%, 01/15/29 (Call 07/15/25)	10	10,137
ORIX Corp., 5.20%, 09/13/32	25	24,863
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,296
5.75%, 09/15/31 (Call 09/15/26)(b)	10	8,428
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	178,836
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	8	6,033
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	25	24,173
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	10	8,512

Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 03/01/31 (Call 03/01/26)(b)	$20	$16,313
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	30	26,092
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	15	11,117
5.15%, 03/19/29 (Call 12/19/28)	45	41,271
7.25%, 02/02/33 (Call 11/02/32)	15	13,801
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	12	10,408
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5	3,887
2.05%, 04/15/30 (Call 01/15/30)	35	29,683
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30).	15	11,786

		1,842,531

Electric — 1.3%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	10	9,464
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	7,943
Alabama Power Co., 3.94%, 09/01/32 (Call 03/01/32)	5	4,551
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(b)	25	21,524
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,057
American Electric Power Co. Inc.
5.63%, 03/01/33 (Call 12/01/32)	8	8,016
5.95%, 11/01/32 (Call 08/01/32)	20	20,563
Series J, 4.30%, 12/01/28 (Call 09/01/28)	5	4,764
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	18	14,747
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	25	23,227
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	30	23,308
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	50	45,545
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,199
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	12	9,999
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,346
5.00%, 02/01/31 (Call 02/01/26)(b)	16	13,544
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33 (Call 01/01/33)	10	9,820
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	25	20,521
2.95%, 03/01/30 (Call 12/01/29)	20	17,209
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,233
3.75%, 01/15/32 (Call 01/15/27)(b)	5	4,097
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	10	9,331
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	10	8,366
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	15	12,082
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	11	9,122
5.20%, 03/01/33 (Call 12/01/32)	10	9,986
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,558
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	15	13,452
3.80%, 11/15/28 (Call 08/15/28)	10	9,419
4.63%, 05/15/33 (Call 11/15/32)	30	29,082
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	40	35,292

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	$10	$10,038
6.63%, 02/01/32	5	5,442
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	13	11,269
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,243
5.20%, 04/01/33 (Call 01/01/33)	20	20,048
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	8,535
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	10,754
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	15	12,942
Series A, 6.00%, 12/01/28	10	10,390
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	20	16,644
2.55%, 06/15/31 (Call 03/15/31)	40	32,642
4.50%, 08/15/32 (Call 05/15/32)	10	9,294
Duke Energy Florida LLC
2.40%, 12/15/31 (Call 09/15/31)	5	4,076
2.50%, 12/01/29 (Call 09/01/29)	35	30,201
Duke Energy Ohio Inc., 5.25%, 04/01/33 (Call 01/01/33)	10	10,006
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	30	26,303
3.45%, 03/15/29 (Call 12/15/28)	11	10,114
3.70%, 09/01/28 (Call 06/01/28)	70	65,951
5.25%, 03/15/33 (Call 12/15/32)	10	10,005
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	10	7,975
2.78%, 01/07/32 (Call 10/07/31)(b)	10	7,710
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	10	10,537
Enel Finance International NV, 4.88%, 06/14/29(b)	15	14,337
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	3,681
Entergy Arkansas LLC, 5.15%, 01/15/33 (Call 10/15/32)	10	9,909
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	5	3,869
2.35%, 06/15/32 (Call 03/15/32)	5	3,973
3.05%, 06/01/31 (Call 03/01/31)	15	12,868
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	75	58,735
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,040
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	10	8,275
Eversource Energy
5.13%, 05/15/33	10	9,672
Series O, 4.25%, 04/01/29 (Call 01/01/29)	10	9,496
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,168
4.05%, 04/15/30 (Call 01/15/30)	45	41,591
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	10	8,383
Series B, 2.25%, 09/01/30 (Call 06/01/30)	15	12,062
Series C, 7.38%, 11/15/31	10	11,125
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	5	4,388
Florida Power & Light Co., 5.10%, 04/01/33 (Call 01/01/33)	10	10,012
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	18	17,157
Series B, 2.65%, 09/15/29 (Call 06/15/29)	20	17,251

Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(b)	$5	$5,025
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	10	8,209
4.10%, 09/26/28 (Call 06/26/28)	25	23,816
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30) .	10	9,007
ITC Holdings Corp., 2.95%, 05/14/30 (Call 02/14/30)(b)	10	8,547
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	10	8,130
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	8	7,017
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	25	19,852
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	10	10,101
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	5	3,854
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	10	9,462
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29).	25	23,290
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	5	5,014
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	10	7,557
2.40%, 03/15/30 (Call 12/15/29)	10	8,434
2.75%, 04/15/32 (Call 01/15/32)	10	8,193
3.90%, 11/01/28 (Call 08/01/28)	15	14,155
Series C, 8.00%, 03/01/32	10	11,659
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	10	8,383
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	25	19,194
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	20,563
2.44%, 01/15/32 (Call 10/15/31)	5	4,006
2.75%, 11/01/29 (Call 08/01/29)	65	56,220
5.00%, 07/15/32 (Call 04/15/32)	70	67,663
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	20	18,755
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	4	3,297
3.63%, 02/15/31 (Call 02/15/26)(b)	22	17,209
3.88%, 02/15/32 (Call 02/15/27)(b)	13	10,056
4.45%, 06/15/29 (Call 03/15/29)(b)	15	13,329
5.25%, 06/15/29 (Call 06/15/24)(b)	10	9,003
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	10	7,898
3.25%, 05/15/29 (Call 02/15/29)	10	9,161
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	5	3,910
Oklahoma Gas & Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	5	4,411
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	30,224
3.70%, 11/15/28 (Call 08/15/28)	15	14,140
4.55%, 09/15/32 (Call 06/15/32)	20	19,039
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	15	11,698
4.40%, 03/01/32 (Call 12/01/31)	5	4,309
4.55%, 07/01/30 (Call 01/01/30)	125	112,327
5.90%, 06/15/32 (Call 03/15/32)	10	9,574

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.15%, 01/15/33 (Call 10/15/32)	$30	$29,214
PacifiCorp, 7.70%, 11/15/31	10	11,336
PECO Energy Co., 4.90%, 06/15/33	8	7,866
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	18	15,994
Pike Corp., 5.50%, 09/01/28 (Call 10/02/23)(b)	10	9,015
Progress Energy Inc., 7.75%, 03/01/31	30	33,613
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	19,714
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	5	3,970
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	10	8,165
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	20	15,987
3.20%, 05/15/29 (Call 02/15/29)	6	5,452
4.65%, 03/15/33 (Call 12/15/32)	10	9,684
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	5	3,932
2.45%, 11/15/31 (Call 08/15/31)	30	24,123
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	50	42,518
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	5	4,562
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	15	12,465
2.75%, 02/01/32 (Call 11/01/31)	5	4,147
2.85%, 08/01/29 (Call 05/01/29)	10	8,798
5.95%, 11/01/32 (Call 08/01/32)	25	25,917
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,488
Series G, 2.50%, 06/01/31 (Call 03/01/31)	10	8,219
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)	25	24,322
5.70%, 10/15/32 (Call 04/15/32)	15	15,223
Series A, 3.70%, 04/30/30 (Call 01/30/30)	45	40,757
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	50	47,340
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	20	20,828
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	10	10,337
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	5	3,905
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	10	7,909
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	55	44,302
2.40%, 03/30/32 (Call 12/30/31)	25	20,153
5.00%, 04/01/33 (Call 01/01/33)	20	19,453
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	15	13,305
4.38%, 05/01/29 (Call 05/01/24)(b)	19	16,746
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	55	43,140
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,275

		2,409,343

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	20	17,378
2.20%, 12/21/31 (Call 09/21/31)	25	20,553
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 10/02/23)(b)	12	10,274

		48,205

Electronics — 0.2%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	25	20,455

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	$20	$19,474
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	8,087
2.80%, 02/15/30 (Call 11/15/29)	5	4,355
4.35%, 06/01/29 (Call 03/01/29)	5	4,813
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	8	6,911
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	5	4,735
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	25	23,878
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	45	35,736
1.95%, 06/01/30 (Call 03/01/30)	10	8,319
2.70%, 08/15/29 (Call 05/15/29)	5	4,450
5.00%, 02/15/33 (Call 11/15/32)	20	20,155
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)(c)	12	10,655
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	30	26,679
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	10	8,347
3.60%, 01/15/30 (Call 10/15/29)	5	4,468
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	25	21,893
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	17	14,924
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	16	13,378
4.38%, 02/15/30 (Call 11/15/29)(b)	10	8,850
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	15	11,552
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	5	5,053
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	10	8,683
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	32	25,354

		321,204

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30 (Call 01/15/25)(b)	12	10,344

Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	8	7,195
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	20	20,652
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	10	8,934
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	15	13,992
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	3	2,532
7.50%, 04/15/32 (Call 04/15/27)(b)(c)	7	6,099
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	3	2,589
Knife River Holding Co., 7.75%, 05/01/31(b)	5	5,122
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	5	4,783
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	8	6,886
4.13%, 02/15/32 (Call 10/15/26)(b)	10	8,352
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	3	2,735
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 10/02/23)(b)	5	4,414

		94,285

Entertainment — 0.2%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)(c)	17	11,631
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	10	9,000

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	$15	$13,119
7.00%, 02/15/30 (Call 02/15/26)(b)	35	35,143
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,160
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,499
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	3	2,897
Churchill Downs Inc., 6.75%, 05/01/31(b)	10	9,782
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	8	7,135
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(b)	5	4,714
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	14	12,696
Light & Wonder International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	10,024
Light and Wonder International Inc., 7.50%, 09/01/31(b)	10	10,138
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	13	7,919
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	6	5,222
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)	5	5,056
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	8	6,545
Premier Entertainment Sub LLC/Premier Entertainment
Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)(c)	10	7,957
5.88%, 09/01/31 (Call 09/01/26)(b)(c)	11	8,491
Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	16	14,103
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	16	14,471
Six Flags Entertainment Corp., 7.25%, 05/15/31 (Call 05/15/26)(b)	25	23,975
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)	65	59,759
4.28%, 03/15/32 (Call 12/15/31)	40	35,293
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	11	8,968
3.75%, 12/01/29 (Call 12/01/24)(b)	4	3,469
3.88%, 07/15/30 (Call 07/15/25)(b)	7	6,073
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	15	13,442
7.13%, 02/15/31 (Call 11/15/30)(b)	10	9,827

		372,508

Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31 (Call 02/01/26)(b)	10	9,949
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	11	9,513
5.00%, 09/01/30 (Call 09/01/25)	3	2,552
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	5	4,416
4.00%, 08/01/28 (Call 09/11/23)(b)	15	13,382
4.38%, 08/15/29 (Call 08/15/24)(b)	15	13,252
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,538
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	5	4,429
5.88%, 06/30/29 (Call 06/30/24)(b)	13	10,946
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	25	19,340
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	9	7,855

Security	Par (000)	Value

Environmental Control (continued)
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	$15	$11,964
3.20%, 06/01/32 (Call 03/01/32)	15	12,872
3.50%, 05/01/29 (Call 02/01/29)	9	8,300
4.25%, 12/01/28 (Call 09/01/28)	15	14,418
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	40	33,888
4.15%, 04/15/32 (Call 01/15/32)	25	23,427

		205,041

Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 10/02/23)(b)	25	21,647
4.88%, 02/15/30 (Call 02/15/25)(b)	10	9,158
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	3	2,325
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	4,504
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	45	43,784
8.25%, 09/15/30	10	11,414
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	26,175
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	5	4,373
4.50%, 05/04/33	5	4,885
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	8	6,694
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 02/02/29	25	21,470
3.00%, 05/15/32	10	7,794
3.75%, 12/01/31	10	8,306
5.50%, 01/15/30	65	62,828
5.75%, 04/01/33	15	14,363
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	15	11,896
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	5	4,093
5.25%, 03/01/33 (Call 12/01/32)	10	9,872
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	20	18,719
4.63%, 01/30/29 (Call 10/30/28)	2	1,954
6.75%, 03/15/32	5	5,436
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	5	3,882
2.20%, 05/01/30 (Call 02/01/30)	15	12,316
4.50%, 01/15/29 (Call 10/15/28)	5	4,833
7.50%, 04/01/31	10	11,232
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	14,963
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,077
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	10	7,557
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,501
4.75%, 04/20/33 (Call 01/20/33)(b)	50	48,935
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	5	3,935
2.50%, 04/15/30 (Call 01/15/30)	15	12,648
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	21,354
Nestle Holdings Inc., 3.63%, 09/24/28 (Call 06/24/28)(b)	150	142,690

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(b)	$16	$14,086
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	35	28,158
4.25%, 04/15/31 (Call 04/15/26)	15	12,986
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	12,928
4.63%, 04/15/30 (Call 04/15/25)(b)	27	23,909
5.50%, 12/15/29 (Call 12/15/24)(b)	19	17,570
Safeway Inc., 7.25%, 02/01/31	3	3,138
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	3	2,916
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons Feed,
4.63%, 03/01/29 (Call 03/01/24)(b)	11	9,172
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	15	11,084
3.00%, 10/15/30 (Call 07/15/30)(b)	20	15,732
5.20%, 04/01/29 (Call 01/01/29)(b)	25	23,156
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	25,337
5.95%, 04/01/30 (Call 01/01/30)	10	10,347
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/18/23)	5	4,283
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	35	33,116
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,459
4.75%, 02/15/29 (Call 02/15/24)(b)	11	10,048
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)(c)	10	8,346

		867,384

Food Service — 0.0%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(b)(c)	10	8,337

Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	5	4,337
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,597
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	10	7,003
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(c)	12	9,801
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	5	4,266
3.13%, 01/15/32 (Call 10/15/31)	50	39,481
3.75%, 01/15/31 (Call 10/15/30)	35	29,663

		107,148

Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	45	35,101
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	21,539
3.76%, 03/16/32 (Call 12/16/31)(b)	60	52,030
CenterPoint Energy Resources Corp., 5.40%, 03/01/33 (Call 12/01/32)	17	17,004
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	15	11,965
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(b)	5	4,956
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	30	23,180
3.60%, 05/01/30 (Call 02/01/30)	10	8,956
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33	5	4,926
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	15	12,084

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	$5	$4,881
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	5	4,042
4.05%, 03/15/32 (Call 12/15/31)	35	31,359

		232,023

Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(b)	15	14,914
6.40%, 04/15/33 (Call 01/15/33)(b)	35	34,611
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(c)	25	21,017
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	25	20,709

		91,251

Health Care - Products — 0.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	8	7,020
4.63%, 07/15/28 (Call 10/02/23)(b)	21	19,493
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	5	3,852
2.27%, 12/01/28 (Call 10/01/28)	43	36,811
3.95%, 04/01/30 (Call 01/01/30)	15	13,736
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	12,863
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	15	13,208
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	5	4,112
6.75%, 02/15/30 (Call 02/15/27)(b)	7	6,184
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	5	5,337
GE HealthCare Technologies Inc., 5.91%, 11/22/32	150	153,783
HCA Inc., 3.63%, 03/15/32	5	4,301
Hologic Inc., 3.25%, 02/15/29 (Call 10/02/23)(b)	12	10,423
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	20	19,324
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	67	58,357
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	43	38,184
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	26,668
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	20	15,823
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	10	8,253
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	40	32,219
2.60%, 10/01/29 (Call 07/01/29)	15	13,154
5.09%, 08/10/33 (Call 05/10/33)	50	50,237
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	16	13,036

		566,378

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	4	3,687
5.50%, 07/01/28 (Call 10/02/23)(b)	5	4,741
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	5	4,961
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	5	4,348
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	3	2,569
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	3	2,002
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	30	25,417

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	$20	$17,888
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)	4	1,360
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)(c)	6	5,058
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	10	8,441
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	41	32,691
2.63%, 08/01/31 (Call 05/01/31)	28	22,258
3.00%, 10/15/30 (Call 07/15/30)	36	29,962
3.38%, 02/15/30 (Call 02/15/25)	54	46,182
4.63%, 12/15/29 (Call 12/15/24)	70	64,365
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	4	3,534
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	5	4,329
4.25%, 05/01/28 (Call 09/18/23)(b)	5	4,592
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	18	13,519
5.25%, 05/15/30 (Call 05/15/25)(b)	26	20,476
6.00%, 01/15/29 (Call 01/15/24)(b)	14	11,759
6.13%, 04/01/30 (Call 04/01/25)(b)	20	11,513
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	23	14,083
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	21	16,721
4.63%, 06/01/30 (Call 06/01/25)(b)	40	34,312
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	10	8,349
2.55%, 03/15/31 (Call 12/15/30)	10	8,365
2.88%, 09/15/29 (Call 06/15/29)	40	35,283
5.50%, 10/15/32 (Call 07/15/32)	75	76,400
Encompass Health Corp.
4.63%, 04/01/31 (Call 04/01/26)	10	8,757
4.75%, 02/01/30 (Call 02/01/25)	10	9,115
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(b)	15	14,695
Fresenius Medical Care U.S. Finance III Inc., 3.00%, 12/01/31 (Call 09/01/31)(b)	5	3,873
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,855
3.38%, 03/15/29 (Call 01/15/29)	20	17,831
3.50%, 09/01/30 (Call 03/01/30)	65	56,770
4.13%, 06/15/29 (Call 03/15/29)	35	32,315
5.63%, 09/01/28 (Call 03/01/28)	70	69,839
5.88%, 02/01/29 (Call 08/01/28)	35	35,212
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	15	12,295
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	5	4,435
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	45	35,267
3.13%, 08/15/29 (Call 05/15/29)	35	31,116
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(b)	10	10,081
Kedrion SpA, 6.50%, 09/01/29(b)	10	8,668
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	5	4,172
2.95%, 12/01/29 (Call 09/01/29)	15	13,168
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	10	6,856
LifePoint Health Inc., 9.88%, 08/15/30(b)	25	24,693
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	4	2,951
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,531

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 05/15/32 (Call 02/15/32)(b)	$13	$10,787
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	5	4,071
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	3	2,737
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	5	3,924
Providence St Joseph Health Obligated Group, Series
19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,239
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,213
4.20%, 06/30/29 (Call 03/30/29)	5	4,785
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(b)	200	172,892
2.08%, 12/13/31 (Call 09/13/31)(b)	10	8,141
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	15	14,975
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	20	17,862
4.38%, 01/15/30 (Call 12/01/24)	20	17,788
6.13%, 10/01/28 (Call 10/02/23)(c)	40	38,527
6.13%, 06/15/30 (Call 06/15/25)	30	29,114
6.75%, 05/15/31 (Call 05/15/26)(b)	40	39,878
6.88%, 11/15/31	3	3,009
UnitedHealth Group Inc.
2.00%, 05/15/30	25	20,857
2.88%, 08/15/29	30	26,936
4.20%, 05/15/32 (Call 02/15/32)	30	28,330
4.25%, 01/15/29 (Call 12/15/28)	25	24,231
4.50%, 04/15/33 (Call 01/15/33)	45	43,336
5.30%, 02/15/30 (Call 12/15/29)	30	30,608
5.35%, 02/15/33 (Call 11/15/32)	20	20,516
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	20	16,089
UPMC, 5.04%, 05/15/33	5	4,906

		1,571,411

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	25	19,456
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	10	8,581
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	15	12,388
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	8	6,718
5.25%, 04/15/29 (Call 04/15/24)(b)	17	15,603
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	17	13,450
MDGH GMTN RSC Ltd., 3.38%, 03/28/32 (Call 12/28/31)(d)	200	179,236
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	5	3,938

		259,370

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)(c)	10	8,666
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,583
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	5	4,848
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	10	8,342
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,507

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	$5	$4,312
KB Home
4.00%, 06/15/31 (Call 12/15/30)	10	8,420
4.80%, 11/15/29 (Call 05/15/29)	7	6,315
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,494
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,269
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	7,074
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	13,035
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,365
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	12,842
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	2	1,780
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(b)	13	11,973
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	6	5,065

		108,890

Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	45	42,527
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	17	13,666
4.00%, 04/15/29 (Call 04/15/24)(b)	8	6,871
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	5	4,050
4.70%, 05/14/32 (Call 02/14/32)	10	9,456
4.75%, 02/26/29 (Call 11/26/28)(c)	20	19,458

		96,028

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	8,549
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	19,345
2.65%, 04/30/30 (Call 02/01/30)	5	4,166
4.88%, 12/06/28 (Call 09/06/28)	10	9,775
5.75%, 03/15/33 (Call 12/15/32)	5	5,046
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,301
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,250
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	15	15,514
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)	50	48,349
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	20	18,043
3.20%, 04/25/29 (Call 01/25/29)	5	4,635
3.95%, 11/01/28 (Call 08/01/28)	35	33,905
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	9	7,541
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,837
5.50%, 07/15/30 (Call 07/15/25)(b)	7	6,526

		191,782

Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(c)	10	9,905
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	8	6,291
4.38%, 02/01/32 (Call 08/01/26)	4	3,156
4.50%, 10/15/29 (Call 10/15/24)	3	2,504
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	10	6,495

		28,351

Security	Par (000)	Value

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	$10	$8,644
6.00%, 08/01/29 (Call 08/01/24)(b)	10	8,653
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(b)(c)	8	7,048
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	30	26,427
5.13%, 03/27/33 (Call 12/27/32)	20	19,303
Americo Life Inc., 3.45%, 04/15/31(b)	35	25,942
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	25	18,644
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	15	13,469
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	45	38,616
4.50%, 12/15/28 (Call 09/15/28)	10	9,678
Aon Global Ltd., 2.05%, 08/23/31 (Call 05/23/31)	25	19,756
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	40	29,928
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	25	18,925
3.70%, 02/22/30 (Call 11/22/29)	5	4,319
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	16,993
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,347
Athene Global Funding, 2.72%, 01/07/29(b)	10	8,378
Athene Holding Ltd., 6.65%, 02/01/33 (Call 11/01/32)	5	5,136
AXA SA, 8.60%, 12/15/30	15	18,118
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	15	11,992
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	20	17,472
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	25	24,143
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	8	7,040
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	3,995
4.20%, 03/17/32 (Call 12/17/31)	15	13,432
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	25	19,671
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	15	12,012
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	9,538
Constellation Insurance Inc., 6.80%, 01/24/30 (Call 10/24/29)(b)	10	9,191
Corebridge Financial Inc.
3.85%, 04/05/29	15	13,744
3.90%, 04/05/32	35	30,578
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	10	7,793
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(b)	10	7,832
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	15	14,039
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	25	24,499
F&G Global Funding, 2.00%, 09/20/28(b)	20	16,507
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	25	24,109
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	5	4,344
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	15	11,498
4.00%, 05/15/30 (Call 02/15/30)	15	13,045
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	30	22,247

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.40%, 10/15/29 (Call 07/15/29)(b)	$30	$25,197
7.95%, 06/15/33 (Call 03/15/33)(b)	9	8,836
Globe Life Inc.
4.55%, 09/15/28 (Call 06/15/28)	5	4,842
4.80%, 06/15/32 (Call 03/15/32)	15	14,228
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	4,374
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,422
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(b)	40	40,712
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	5	3,922
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	50	42,349
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(b)	10	10,215
10.50%, 12/15/30 (Call 12/15/25)(b)	5	5,099
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	40	30,703
3.80%, 02/23/32 (Call 11/23/31)	5	4,043
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	30	28,943
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	40	33,641
3.40%, 01/15/31 (Call 10/15/30)(c)	20	16,868
3.40%, 03/01/32 (Call 12/01/31)	15	12,196
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	25	22,423
Marsh & McLennan Companies Inc.
4.38%, 03/15/29 (Call 12/15/28)	46	44,519
5.75%, 11/01/32 (Call 08/01/32)	10	10,374
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)	110	106,919
5.38%, 07/15/33	4	3,981
6.50%, 12/15/32	4	4,336
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,505
New York Life Global Funding, 4.55%, 01/28/33(b)	30	28,390
New York Life Insurance Co., 5.88%, 05/15/33(b)	10	10,203
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	4,527
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	30	24,471
Principal Life Global Funding II
1.50%, 08/27/30(b)	10	7,594
2.50%, 09/16/29(b)	5	4,221
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	21,746
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	50	43,207
4.30%, 09/30/28 (Call 06/30/28)(b)	15	14,045
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	40	34,000
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	40	38,269
Prudential Funding Asia PLC, 3.13%, 04/14/30	45	39,624
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	22,900
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	20	19,427
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)(c)	8	7,167
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	20	15,469
4.75%, 04/08/32 (Call 01/08/32)(b)	15	12,464
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,538

Security	Par (000)	Value

Insurance (continued)
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	$10	$9,168
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,334
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(b)(c)(f)	5	4,497

		1,495,953

Internet — 0.5%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	20	16,029
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	70	58,078
3.60%, 04/13/32 (Call 01/13/32)	50	45,963
4.65%, 12/01/29 (Call 10/01/29)	25	24,905
4.70%, 12/01/32 (Call 09/01/32)	30	29,799
Arches Buyer Inc., 6.13%, 12/01/28 (Call 12/01/23)(b)	5	4,292
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	40	39,104
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(b)	8	6,154
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	3	2,774
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	43	36,652
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	17	14,217
3.25%, 02/15/30 (Call 11/15/29)	20	17,413
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
3.50%, 03/01/29 (Call 03/01/24)(b)	10	8,588
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	10	8,156
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,314
5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,841
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	30	27,529
4.80%, 05/15/30	20	19,900
4.95%, 05/15/33	25	24,857
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(b)	17	16,513
5.38%, 11/15/29(b)	32	31,860
5.88%, 11/15/28	29	29,821
6.38%, 05/15/29	16	16,840
Newfold Digital Holdings Group Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	10	7,584
NortonLifeLock Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)(c)	5	5,033
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	151,976
Rakuten Group Inc., 6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(f)	18	9,540
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	184,278
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(b)	26	23,806
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,299

		873,115

Iron & Steel — 0.1%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	5	4,521
5.13%, 10/01/31 (Call 10/01/26)	5	4,432
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	20	20,575
ATI Inc., 7.25%, 08/15/30	10	10,088
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 10/02/23)(b)	10	9,959
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 10/02/23)	8	7,865
7.63%, 03/15/30 (Call 03/15/25)	2	2,017

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	$8	$7,083
4.88%, 03/01/31 (Call 03/01/26)(b)	5	4,335
6.75%, 04/15/30(b)	25	23,817
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,257
4.13%, 01/15/30 (Call 01/15/25)	3	2,648
4.38%, 03/15/32 (Call 03/15/27)	3	2,572
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(b)	15	15,192
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	5	4,258
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	15	13,313
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	3	2,515
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	5	4,969
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	70	61,342
6.13%, 06/12/33	5	4,962

		210,720

Leisure Time — 0.1%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	45	38,628
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	15	13,417
6.00%, 05/01/29 (Call 11/01/24)(b)	30	27,062
7.00%, 08/15/29 (Call 08/15/26)(b)	10	10,147
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	12	12,791
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)(c)	10	8,233
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	10	9,510
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	5	4,508
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (Call 12/15/25)(b)	10	10,159
8.25%, 01/15/29 (Call 04/01/25)(b)	15	15,683
9.25%, 01/15/29 (Call 04/01/25)(b)	15	15,986
Viking Cruises Ltd.
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	4	3,789
9.13%, 07/15/31 (Call 07/15/26)(b)	10	10,334
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,806
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)(c)	10	8,394

		191,447

Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31 (Call 06/15/26)(b)	17	14,978
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	5	4,289
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	26	21,584
3.75%, 05/01/29 (Call 05/01/24)(b)	16	14,074
4.00%, 05/01/31 (Call 05/01/26)(b)	18	15,646
4.88%, 01/15/30 (Call 01/15/25)	10	9,324
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,216
5.00%, 06/01/29 (Call 06/01/24)(b)	16	14,168
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	11,319
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	10	8,812
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	42	39,776
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5	4,247

Security	Par (000)	Value

Lodging (continued)
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	$5	$4,152
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(b)(c)	10	8,490
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)	15	12,543
5.75%, 07/21/28 (Call 10/02/23)(b)	10	8,838
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	6	5,445
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	10	8,327
3.50%, 08/08/31 (Call 05/08/31)	10	8,004
4.88%, 06/18/30 (Call 03/18/30)	15	13,098
5.65%, 08/08/28 (Call 05/08/28)	25	23,593
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(b)	10	8,246
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	17	12,781
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	6,024
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,584
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	13	10,673
5.63%, 08/26/28 (Call 09/11/23)(b)	20	17,574

		312,805

Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	3	2,684
BWX Technologies Inc.
4.13%, 06/30/28 (Call 10/02/23)(b)	3	2,729
4.13%, 04/15/29 (Call 04/15/24)(b)	8	7,120
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	25	21,989
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	20	20,510
9.50%, 01/01/31 (Call 01/01/26)(b)	10	10,789
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	30	27,136
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	10	7,853
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(b)	5	4,874
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	10	8,238
John Deere Capital Corp.
2.00%, 06/17/31	30	24,482
2.45%, 01/09/30	25	21,774
4.35%, 09/15/32	25	24,242
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,430
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)(c)	5	3,296
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	35	29,922
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	5	3,973
3.50%, 03/01/29 (Call 12/01/28)	5	4,686
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	10	9,509
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	10	9,176
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	11	9,872
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	40	38,576
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	5	4,107

		301,967

Machinery - Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	10	10,029

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	$20	$17,188
3.38%, 03/01/29 (Call 12/01/28)	25	22,885
3.63%, 09/14/28 (Call 06/14/28)	15	14,032
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(b)	8	7,052
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	5	3,935
2.75%, 03/01/30 (Call 12/01/29)	40	33,864
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,523
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	7	6,398
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	75	67,810
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	10	9,347
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,842
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	4,105
3.00%, 06/01/30 (Call 03/01/30)	25	21,643

		231,624

Media — 0.8%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	25	19,787
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	9,669
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	91
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	7	5,477
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	72	59,053
4.50%, 08/15/30 (Call 02/15/25)(b)	30	25,270
4.50%, 05/01/32 (Call 05/01/26)	40	32,423
4.50%, 06/01/33 (Call 06/01/27)(b)	20	15,804
4.75%, 03/01/30 (Call 09/01/24)(b)	57	48,995
4.75%, 02/01/32 (Call 02/01/27)(b)	15	12,446
5.38%, 06/01/29 (Call 06/01/24)(b)	21	19,115
6.38%, 09/01/29 (Call 09/01/25)(b)	22	20,833
7.38%, 03/01/31 (Call 03/01/26)(b)	20	19,876
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,296
2.30%, 02/01/32 (Call 11/01/31)	50	37,694
5.05%, 03/30/29 (Call 12/30/28)	55	52,320
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	5	4,043
3.40%, 04/01/30 (Call 01/01/30)	25	22,762
4.15%, 10/15/28 (Call 07/15/28)	35	33,731
4.25%, 10/15/30 (Call 07/15/30)	65	61,820
4.25%, 01/15/33	10	9,386
4.65%, 02/15/33 (Call 11/15/32)	40	39,022
4.80%, 05/15/33 (Call 02/15/33)	50	48,886
5.50%, 11/15/32 (Call 08/15/32)	30	30,754
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	20	15,578
5.45%, 09/15/28 (Call 08/15/28)(b)	6	5,972
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	6,873
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,130
4.50%, 11/15/31 (Call 11/15/26)(b)	20	14,253
4.63%, 12/01/30 (Call 12/01/25)(b)	35	18,302
5.00%, 11/15/31 (Call 11/15/26)(b)	3	1,613
5.75%, 01/15/30 (Call 01/15/25)(b)	65	35,972
6.50%, 02/01/29 (Call 02/01/24)(b)	28	23,150

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	$35	$30,718
4.13%, 05/15/29 (Call 02/15/29)	40	36,716
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	38	29,578
5.13%, 06/01/29	25	13,503
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	75	72,295
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	5	4,338
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	19	13,253
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	16	11,172
Grupo Televisa SAB, 8.50%, 03/11/32	25	29,053
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(b)	10	8,435
Liberty Interactive LLC
8.25%, 02/01/30	10	3,884
8.50%, 07/15/29	2	776
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(b)	12	10,668
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	17	14,936
5.13%, 02/15/32 (Call 02/15/27)(b)	10	9,069
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(b)	12	10,525
Paramount Global
4.20%, 06/01/29 (Call 03/01/29)	5	4,467
4.20%, 05/19/32 (Call 02/19/32)	15	12,478
4.95%, 01/15/31 (Call 10/15/30)	55	49,124
Radiate Holdco LLC/Radiate Finance Inc., 6.50%,
09/15/28 (Call 10/02/23)(b)	13	7,077
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	10	8,034
5.38%, 01/15/31 (Call 01/15/26)(b)	10	7,221
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	15	9,658
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	2,655
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	21	16,342
4.13%, 07/01/30 (Call 07/01/25)(b)	26	21,183
5.50%, 07/01/29 (Call 07/01/24)(b)	15	13,516
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	13	11,454
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	2	2,223
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	10	11,215
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	16	13,774
7.38%, 06/30/30 (Call 06/30/25)(b)	15	14,528
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	30	24,782
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,298
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	20	16,227
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,429
5.50%, 05/15/29 (Call 05/15/24)(b)	20	18,304
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	20	16,308
Walt Disney Co. (The)
2.65%, 01/13/31	55	47,093
3.80%, 03/22/30	25	23,379
6.55%, 03/15/33	5	5,523
Warner Media LLC, 7.63%, 04/15/31	5	5,243
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	9	6,975

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	$15	$12,597

		1,459,422

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(b)	5	4,939
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)	10	8,908

		13,847

Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(b)	10	10,210
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33 (Call 11/28/32)	10	9,854
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	8	7,031
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)	5	4,289
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31 (Call 10/15/30)(d)	200	177,726
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	21	17,599
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	10	9,286
6.13%, 04/15/32 (Call 01/15/32)(b)	11	10,214
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	20	18,165
4.63%, 08/01/30 (Call 08/01/25)	30	27,714
5.25%, 09/01/29 (Call 09/01/24)	35	33,924
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)(c)	85	69,041
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	10	9,401
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 6.53%, 11/15/28(d)	200	203,906
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	15	12,122
Newcastle Coal Infrastructure Group Pty Ltd., 4.70%, 05/12/31 (Call 02/12/31)(b)	10	8,094
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	25	20,091
2.80%, 10/01/29 (Call 07/01/29)	35	30,196
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,299
4.75%, 01/30/30 (Call 01/30/25)(b)	22	19,689
Rio Tinto Alcan Inc., 7.25%, 03/15/31	10	11,246
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	10	9,934
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	25	21,672
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(c)	9	7,096

		756,799

Multi-National — 0.0%
Asian Development Bank, 4.00%, 01/12/33	40	39,167
Inter-American Development Bank, 3.50%, 04/12/33	15	14,097

		53,264

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 10/02/23)	20	17,434
3.57%, 12/01/31 (Call 09/01/31)	15	12,691
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)	8	5,743

		35,868

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	4,295

Security	Par (000)	Value

Office Furnishings (continued)
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	$9	$7,960

		12,255

Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	10	9,359
7.63%, 02/01/29 (Call 02/01/24)(b)	4	4,091
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	10	9,124
4.38%, 10/15/28 (Call 07/15/28)	10	9,216
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	8	7,286
8.25%, 12/31/28 (Call 02/01/24)(b)	2	2,002
Baytex Energy Corp., 8.50%, 04/30/30(b)	10	10,134
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	20	16,741
3.63%, 04/06/30 (Call 01/06/30)	65	60,013
3.94%, 09/21/28 (Call 06/21/28)	25	23,886
4.81%, 02/13/33 (Call 11/13/32)	15	14,516
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	10	9,887
8.00%, 08/01/28 (Call 08/01/24)(b)	5	5,067
Canadian Natural Resources Ltd., 7.20%, 01/15/32	5	5,435
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(b)	5	4,792
6.75%, 04/15/29 (Call 04/15/24)(b)	12	11,917
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	35	29,991
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	10	9,164
Civitas Resources Inc., 8.75%, 07/01/31 (Call 07/01/26)(b)	25	25,894
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	100	117,526
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	4	3,808
7.38%, 01/15/31 (Call 01/15/26)(b)	9	8,986
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,824
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	14	12,366
6.75%, 03/01/29 (Call 03/01/24)(b)	25	23,366
ConocoPhillips Co., 6.95%, 04/15/29	75	82,483
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	7,666
5.75%, 01/15/31 (Call 07/15/30)(b)	25	23,888
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	20	18,811
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	13	12,061
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	80	74,800
7.95%, 04/15/32	5	5,674
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	20	17,186
3.50%, 12/01/29 (Call 09/01/29)	40	36,184
Earthstone Energy Holdings LLC, 9.88%, 07/15/31 (Call 07/15/26)(b)	25	27,399
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)(c)	40	31,600
6.88%, 04/29/30 (Call 01/29/30)	55	51,285
8.63%, 01/19/29 (Call 12/19/28)	20	20,386
8.88%, 01/13/33 (Call 10/13/32)	40	40,465
Energian Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(b)	27	23,827

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)(c)	$5	$4,316
5.00%, 01/15/29 (Call 07/15/28)	20	19,000
7.00%, 02/01/30 (Call 11/01/29)	55	57,693
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	55	47,216
3.63%, 09/10/28 (Call 06/10/28)	40	37,976
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	15	13,229
3.48%, 03/19/30 (Call 12/19/29)	60	55,508
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	10	8,127
Hess Corp.
7.30%, 08/15/31	35	38,162
7.88%, 10/01/29	20	22,089
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	15	13,457
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	10	9,364
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,649
6.00%, 02/01/31 (Call 02/01/26)(b)	15	13,800
6.25%, 11/01/28 (Call 11/01/23)(b)	10	9,612
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,596
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(b)	3	2,703
Leviathan Bond Ltd., 6.75%, 06/30/30 (Call 12/30/29)(b)	35	32,794
Marathon Oil Corp., 6.80%, 03/15/32	5	5,212
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	5	4,778
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	4,986
7.05%, 05/01/29	5	5,060
Noble Finance II LLC, 8.00%, 04/15/30(b)	5	5,169
Northern Oil and Gas Inc., 8.75%, 06/15/31(b)	10	10,281
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	19	19,155
6.38%, 09/01/28 (Call 03/01/28)	5	5,084
6.63%, 09/01/30 (Call 03/01/30)	26	26,834
7.50%, 05/01/31	16	17,325
7.88%, 09/15/31	21	23,283
8.88%, 07/15/30 (Call 01/15/30)	8	9,173
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)	25	24,946
8.13%, 09/15/30	15	16,644
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,297
4.63%, 05/01/30 (Call 05/01/25)(b)	16	14,109
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	3	2,765
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (Call 09/15/26)(b)	10	9,968
Petrobras Global Finance BV, 5.60%, 01/03/31 (Call 10/03/30)(c)	60	57,425
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	60	43,575
6.50%, 01/23/29	15	12,198
6.70%, 02/16/32 (Call 11/16/31)	150	113,445
6.84%, 01/23/30 (Call 10/23/29)	113	89,225
8.75%, 06/02/29 (Call 04/02/29)	10	8,917
10.00%, 02/07/33(d)	30	27,172
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	164,358
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	55	44,557
Phillips 66 Co., 3.15%, 12/15/29	5	4,405

Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	$55	$44,376
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	8	7,646
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	10	9,033
8.25%, 01/15/29 (Call 01/15/24)	14	14,536
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	10	9,172
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	5	4,119
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Call 08/24/30)(d)	200	164,452
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	80	76,720
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	18	15,936
5.38%, 02/01/29 (Call 02/01/24)	15	14,221
5.38%, 03/15/30 (Call 03/15/25)	14	13,105
8.38%, 09/15/28 (Call 09/18/23)	3	3,115

Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	13	11,767
4.50%, 04/30/30 (Call 04/30/25)	11	9,815
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	8	7,459
Tosco Corp., 8.13%, 02/15/30	30	34,607
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	45	39,951
3.45%, 02/19/29 (Call 11/19/28)	25	23,249
TotalEnergies Capital SA, 3.88%, 10/11/28	4	3,815
Transocean Inc.
7.50%, 04/15/31	8	6,975
8.75%, 02/15/30 (Call 02/15/26)(b)	14	14,586
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	20	16,411
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)(c)	8	7,604
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	18,822

		2,654,235

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	4,446
4.49%, 05/01/30 (Call 02/01/30)	10	9,624
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	21,813
Schlumberger Holdings Corp., 4.30%, 05/01/29 (Call 02/01/29)(b)	20	19,118
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	30	25,940
4.85%, 05/15/33	15	14,654
Valaris Ltd., 8.38%, 04/30/30(b)	15	15,277
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)(c)	5	5,015
8.63%, 04/30/30 (Call 10/30/24)(b)	25	25,610

		141,497

Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	30	24,694
2.69%, 05/25/31 (Call 02/25/31)	20	16,298
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	5	4,252
4.00%, 09/01/29 (Call 05/15/24)(b)	20	16,240
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	20	16,315

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
3.13%, 09/15/31 (Call 06/15/31)	$12	$9,718
6.00%, 06/15/29 (Call 05/15/26)	25	24,650
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	10	8,487
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	15	14,283
8.75%, 04/15/30 (Call 04/15/25)(b)	15	13,568
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	9	8,491
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 10/02/23)(b)	6	5,274
Graphic Packaging International LLC
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,289
3.75%, 02/01/30 (Call 08/01/29)(b)	9	7,701
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 10/02/23)(b)	10	9,000
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	10	9,106
8.25%, 11/01/29 (Call 11/01/24)(b)	8	6,705
9.50%, 11/01/28 (Call 11/01/25)(b)	10	10,310
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	3	2,736
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(b)	20	20,184
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	20	17,460
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	10	8,923
Sealed Air Corp.
5.00%, 04/15/29 (Call 04/15/25)(b)	8	7,420
6.88%, 07/15/33(b)	10	10,060
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	25	21,580
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	10	10,427
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,620
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	20	19,257

		330,048

Pharmaceuticals — 0.8%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	6	5,208
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	85	76,624
4.25%, 11/14/28 (Call 08/14/28)	80	77,429
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	7	5,721
5.13%, 03/01/30 (Call 03/01/25)(b)	9	7,462
6.13%, 08/01/28 (Call 09/11/23)(b)	3	2,715
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	10	8,322
4.88%, 03/03/33 (Call 12/03/32)	15	15,005
4.90%, 03/03/30 (Call 01/03/30)	35	34,808
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	80	63,582
4.00%, 01/17/29 (Call 10/17/28)	15	14,384
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(b)	10	4,238
5.25%, 01/30/30 (Call 01/30/25)(b)	10	4,224
5.25%, 02/15/31 (Call 02/15/26)(b)(c)	10	4,237
6.25%, 02/15/29 (Call 02/15/24)(b)(c)	10	4,376
7.25%, 05/30/29 (Call 05/30/24)(b)(c)	5	2,231
11.00%, 09/30/28(b)	25	17,892
14.00%, 10/15/30 (Call 10/15/25)(b)(c)	10	6,026
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	55	44,226
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	11	11,055

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	$75	$59,476
2.95%, 03/15/32 (Call 12/15/31)	15	12,991
3.40%, 07/26/29 (Call 04/26/29)	37	34,249
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	50	42,027
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	65	54,681
4.38%, 10/15/28 (Call 07/15/28)	65	62,542
5.40%, 03/15/33 (Call 12/15/32)	15	15,056
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	11,761
2.13%, 09/15/31 (Call 06/15/31)	46	36,269
3.25%, 08/15/29 (Call 05/15/29)	45	40,189
3.75%, 04/01/30 (Call 01/01/30)	15	13,642
5.00%, 01/30/29 (Call 12/30/28)	20	19,685
5.25%, 01/30/31 (Call 11/30/30)	40	39,484
5.25%, 02/21/33 (Call 11/21/32)	10	9,778
5.30%, 06/01/33 (Call 03/01/33)	20	19,588
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(c)	6	5,945
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	65	60,785
4.70%, 02/27/33 (Call 11/27/32)	10	9,977
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	15	13,955
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	10	8,777
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	10	7,483
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	20	17,953
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	30	24,321
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(b)	15	13,673
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	15	12,093
1.90%, 12/10/28 (Call 10/10/28)	75	65,136
2.15%, 12/10/31 (Call 09/10/31)	40	32,693
3.40%, 03/07/29 (Call 12/07/28)	30	27,926
4.30%, 05/17/30	20	19,371
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,407
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31 (Call 04/30/26)(b)	30	25,533
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	9	7,629
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	10	9,096
Perrigo Finance Unlimited Co., 4.65%, 06/15/30 (Call 03/15/30)	10	8,863
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	60	52,693
3.45%, 03/15/29 (Call 12/15/28)	50	46,874
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	40	39,371
4.75%, 05/19/33 (Call 02/19/33)	65	63,957
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	7	5,822
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	20	16,232
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	10	10,313

		1,492,061

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(b)	$10	$9,375
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	25	21,036
4.80%, 05/03/29 (Call 02/03/29)	10	9,516
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	30	25,614
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	25	22,723
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	39	36,726
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	10	8,250
4.00%, 03/01/31 (Call 03/01/26)	21	18,517
4.50%, 10/01/29 (Call 10/01/24)	11	10,156
5.95%, 06/30/33 (Call 12/30/32)(b)	22	21,963
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	13	11,232
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	10	8,818
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	20	18,249
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	7	6,819
7.38%, 02/01/31 (Call 02/01/26)(b)	10	10,307
8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,174
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3	2,502
5.13%, 05/15/29 (Call 02/15/29)	15	14,648
8.13%, 08/16/30	2	2,270
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	13	11,519
4.38%, 06/15/31 (Call 06/15/26)(b)	17	14,726
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	55	46,104
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	25	22,085
5.70%, 03/08/33 (Call 12/08/32)	35	35,016
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	30	26,812
5.25%, 04/15/29 (Call 01/15/29)	25	24,414
5.75%, 02/15/33 (Call 11/15/32)	10	9,931
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	7	6,675
6.50%, 09/01/30 (Call 03/01/30)(b)	15	15,043
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	70	60,693
3.13%, 07/31/29 (Call 04/30/29)	15	13,435
4.15%, 10/16/28 (Call 07/16/28)	15	14,330
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	17	15,436
4.75%, 01/15/31 (Call 07/15/30)(b)	20	17,674
7.50%, 06/01/30 (Call 12/01/29)(b)	10	10,253
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(b)	5	3,958
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	10	8,272
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, 04/15/30 (Call 04/15/26)	10	9,961
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	4,743

Security	Par (000)	Value

Pipelines (continued)
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 10/02/23)(b)	$6	$6,014
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	15	13,180
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,679
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	19	17,148
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	10	11,058
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	10	9,321
5.20%, 06/01/33 (Call 03/01/33)	5	4,789
7.80%, 08/01/31	10	11,164
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	15	14,526
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	5	4,632
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	35	29,042
4.80%, 02/15/29 (Call 11/15/28)	9	8,668
4.95%, 09/01/32 (Call 06/01/32)	15	14,140
5.00%, 03/01/33 (Call 12/01/32)	35	33,034
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	10	9,655
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	20	17,651
5.80%, 11/01/30	25	25,077
6.10%, 11/15/32 (Call 08/15/32)	25	25,377
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,401
3.80%, 09/15/30 (Call 06/15/30)	30	26,559
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	8	7,056
4.95%, 07/15/29 (Call 04/15/29)(b)	11	10,092
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	15	14,119
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(b)	15	13,483
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,438
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5	4,333
4.88%, 02/01/31 (Call 02/01/26)	35	32,189
5.50%, 03/01/30 (Call 03/01/25)	15	14,409
6.13%, 03/15/33 (Call 12/15/32)	25	25,418
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	5	4,278
7.00%, 10/15/28	15	15,910
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	15	11,951
4.10%, 04/15/30 (Call 01/15/30)	25	22,915
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	25	22,060
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 (Call 10/15/29)(b)	20	19,498
3.88%, 08/15/29 (Call 02/15/29)(b)	19	16,451
4.13%, 08/15/31 (Call 02/15/31)(b)	15	12,742
Venture Global LNG Inc., 8.38%, 06/01/31 (Call 06/01/26)(b)	35	35,315
Western Midstream Operating LP, 4.05%, 02/01/30 (Call 11/01/29)	20	17,828
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	8,203
4.65%, 08/15/32 (Call 05/15/32)	55	51,667

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series A, 7.50%, 01/15/31	$10	$10,941

		1,300,386

Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29 (Call 11/15/28)(b)	5	4,813
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	5	4,506
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	10	9,053

		18,372

Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)	22	20,262
Cushman and Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,090
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	10	8,211
4.38%, 02/01/31 (Call 02/01/26)(b)	10	7,973
5.38%, 08/01/28 (Call 10/02/23)(b)	8	7,224
Hunt Companies Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	10	7,663
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	11	8,840
4.75%, 02/01/30 (Call 09/01/24)	10	7,690
5.00%, 03/01/31 (Call 03/01/26)	12	9,117
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(b)	1	716
Sun Hung Kai Properties Capital Market Ltd., 2.88%, 01/21/30(d)	200	173,440

		261,226

Real Estate Investment Trusts — 1.1%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	5	3,799
4.80%, 10/01/32 (Call 07/01/32)	15	13,813
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,368
3.38%, 08/15/31 (Call 05/15/31)	30	25,864
4.70%, 07/01/30 (Call 04/01/30)	10	9,467
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	15	11,598
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	35	29,947
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	3,892
2.10%, 06/15/30 (Call 03/15/30)	110	87,881
2.30%, 09/15/31 (Call 06/15/31)	20	15,645
2.70%, 04/15/31 (Call 01/15/31)	15	12,255
2.90%, 01/15/30 (Call 10/15/29)	5	4,262
3.80%, 08/15/29 (Call 05/15/29)	5	4,545
5.55%, 07/15/33 (Call 04/15/33)	10	9,899
5.65%, 03/15/33 (Call 12/15/32)	10	9,961
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	6	4,711
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/17/30)	25	20,779
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	30	22,471
2.90%, 03/15/30 (Call 12/15/29)	15	12,204
3.25%, 01/30/31 (Call 10/30/30)	25	20,355
4.50%, 12/01/28 (Call 09/01/28)	15	13,844

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	$10	$7,853
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	15	11,791
4.05%, 07/01/30 (Call 04/01/30)	25	22,607
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	10	7,200
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29)	5	4,493
4.10%, 10/15/28 (Call 07/15/28)	5	4,759
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	20	15,769
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	30	24,066
2.50%, 07/15/31 (Call 04/15/31)	30	24,188
3.10%, 11/15/29 (Call 08/15/29)	15	13,052
3.30%, 07/01/30 (Call 04/01/30)	15	13,039
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	50	39,398
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	25	22,506
Diversified Healthcare Trust, 4.38%, 03/01/31 (Call 09/01/30)	5	3,773
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	25	19,127
3.75%, 08/15/29 (Call 05/15/29)	5	4,083
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	30	24,199
3.20%, 11/18/29 (Call 08/18/29)	15	13,151
3.90%, 04/15/32 (Call 01/15/32)	25	22,245
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	70	62,209
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	10	7,957
3.00%, 01/15/30 (Call 10/15/29)	5	4,263
4.00%, 03/01/29 (Call 12/01/28)	25	23,071
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	5	3,886
2.40%, 10/15/31	30	23,543
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	25	20,151
4.00%, 01/15/30 (Call 10/15/29)	14	12,233
4.00%, 01/15/31 (Call 10/15/30)	30	25,702
5.30%, 01/15/29 (Call 10/15/28)	10	9,442
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	8	6,349
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,790
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	10	8,542
3.00%, 01/15/30 (Call 10/15/29)	15	12,996
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	10	9,671
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	10	7,356
3.05%, 02/15/30 (Call 11/15/29)	15	11,728
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	30	25,591
Series I, 3.50%, 09/15/30 (Call 06/15/30)	5	4,265
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	20	13,581
4.65%, 04/01/29 (Call 01/01/29)	12	9,150

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	$30	$22,952
4.15%, 04/15/32 (Call 01/15/32)	15	13,346
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	11,153
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,329
5.00%, 07/15/28 (Call 09/11/23)(b)	9	8,326
5.25%, 07/15/30 (Call 07/15/25)(b)	14	12,631
5.63%, 07/15/32 (Call 07/15/26)(b)	25	22,429
7.00%, 02/15/29(b)	25	24,935
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	10	8,629
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	5	3,525
3.05%, 02/15/30 (Call 11/15/29)	35	27,964
4.25%, 08/15/29 (Call 05/15/29)	5	4,328
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	20,724
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	8,409
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	50	46,934
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	20	12,959
4.63%, 08/01/29 (Call 08/01/24)	16	11,564
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	15	11,373
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	5	3,828
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	10	5,056
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	15	12,093
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	11	9,573
5.88%, 10/01/28 (Call 10/02/23)(b)	10	9,260
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31 (Call 08/15/31)	10	7,494
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,881
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	20	14,441
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)	15	12,588
2.25%, 01/15/32 (Call 10/15/31)	80	64,130
4.00%, 09/15/28 (Call 06/15/28)	10	9,514
4.75%, 06/15/33 (Call 03/15/33)	10	9,584
Public Storage Operating Co., 2.30%, 05/01/31 (Call 02/01/31)	15	12,330
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	15	11,986
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	5	4,318
4.85%, 03/15/30 (Call 01/15/30)	15	14,558
5.63%, 10/13/32 (Call 07/13/32)	35	34,979
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,321
3.70%, 06/15/30 (Call 03/15/30)	15	13,437
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,806
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	5	4,389

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
7.25%, 07/15/28(b)	$10	$10,069
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	10	8,384
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	15	11,444
Safehold GL Holdings LLC, 2.80%, 06/15/31 (Call 03/15/31)	15	11,558
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)(c)	16	13,697
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(b)	60	55,810
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	8	6,076
4.95%, 10/01/29 (Call 07/01/29)	9	7,052
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	5	3,869
2.45%, 09/13/29 (Call 06/13/29)	55	46,560
2.65%, 02/01/32 (Call 12/01/31)	15	12,054
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	25,772
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	10,522
2.75%, 11/18/30 (Call 08/18/30)	5	3,673
4.63%, 03/15/29 (Call 12/15/28)	5	4,297
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	10	8,414
2.70%, 07/15/31 (Call 04/15/31)	20	15,881
4.20%, 04/15/32 (Call 01/15/32)	15	13,187
5.70%, 01/15/33 (Call 10/15/32)	5	4,880
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	25	20,975
3.20%, 01/15/30 (Call 10/15/29)	5	4,401
4.40%, 01/26/29 (Call 10/26/28)	5	4,679
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
6.00%, 01/15/30 (Call 01/15/25)(b)(c)	13	8,584
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
6.50%, 02/15/29 (Call 02/15/24)(b)	20	13,649
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	5	3,940
3.00%, 01/15/30 (Call 10/15/29)	25	21,300
4.40%, 01/15/29 (Call 10/15/28)	15	14,087
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	10	9,404
5.13%, 05/15/32 (Call 02/15/32)	30	27,813
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,828
4.13%, 08/15/30 (Call 02/15/25)(b)	15	13,118
4.63%, 12/01/29 (Call 12/01/24)(b)	45	40,795
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	5	3,677
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	20,478
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	15	13,178
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	50	43,446
4.13%, 03/15/29 (Call 12/15/28)	5	4,646
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	31,986
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	4,504
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,343

		2,095,441
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	7	6,130
4.00%, 10/15/30 (Call 10/15/25)(b)	51	43,218
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,757

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	$10	$8,650
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,110
Asbury Automotive Group Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	11	9,718
4.75%, 03/01/30 (Call 03/01/25)	8	7,016
5.00%, 02/15/32 (Call 11/15/26)(b)	10	8,597
At Home Group Inc., 7.13%, 07/15/29 (Call 07/15/24)(b)	10	5,035
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	25	19,230
3.85%, 03/01/32 (Call 12/01/31)	5	4,229
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	23,142
4.75%, 02/01/33 (Call 11/01/32)	30	28,419
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	15	14,666
6.95%, 03/01/33	5	4,690
7.50%, 06/15/29 (Call 06/15/24)(c)	15	15,126
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	8	6,903
6.50%, 08/01/30 (Call 08/01/26)(b)	10	9,887
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	15	14,507
Bloomin’ Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(b)(c)	8	7,254
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)(c)	7	6,250
Brinker International Inc., 8.25%, 07/15/30(b)(c)	5	4,912
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	3	2,576
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	8	4,852
5.88%, 10/01/28 (Call 10/02/23)(b)	5	3,092
10.25%, 05/01/30 (Call 05/01/27)(b)	34	26,962
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30) .	50	41,242
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	20	15,935
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	50	44,406
5.00%, 11/01/32 (Call 08/01/32)	5	4,754
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	13	11,470
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	12	10,385
6.75%, 01/15/30 (Call 01/15/25)(b)	19	15,697
FirstCash Inc.
4.63%, 09/01/28 (Call 10/02/23)(b)	13	11,580
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,544
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	5	3,761
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	8	6,780
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	7,609
3.88%, 10/01/31 (Call 10/01/26)(b)	12	8,697
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	3,917
2.75%, 02/01/32 (Call 11/01/31)	25	20,328
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b) .	8	7,048
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	35	27,375
2.70%, 04/15/30 (Call 01/15/30)	5	4,394

Security	Par (000)	Value

Retail (continued)
2.95%, 06/15/29 (Call 03/15/29)	$60	$54,506
4.50%, 09/15/32 (Call 06/15/32)(c)	50	48,800
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 10/02/23)(b)	5	4,367
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	10	7,362
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	11	9,683
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(b)	13	11,295
8.25%, 08/01/31 (Call 08/01/26)(b)	10	10,014
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	15	12,912
4.38%, 01/15/31 (Call 10/15/25)(b)	7	5,971
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	50	41,898
3.65%, 04/05/29 (Call 01/05/29)	20	18,570
3.75%, 04/01/32 (Call 01/01/32)	50	44,806
4.50%, 04/15/30 (Call 01/15/30)	30	28,883
5.00%, 04/15/33 (Call 01/15/33)(c)	5	4,880
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	3	2,717
5.88%, 03/15/30 (Call 03/15/25)(b)	13	11,379
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	5	4,280
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,650
4.60%, 09/09/32 (Call 06/09/32)(c)	50	48,818
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	5	4,167
7.88%, 05/01/29 (Call 05/01/24)(b)	20	13,819
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,205
4.75%, 09/15/29 (Call 09/15/24)	5	4,587
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(c)	9	6,777
4.38%, 04/01/30 (Call 01/01/30)	8	6,382
O’Reilly Automotive Inc.
4.20%, 04/01/30 (Call 01/01/30)	10	9,377
4.70%, 06/15/32 (Call 03/15/32)	5	4,777
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	8	6,739
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	8	6,262
6.75%, 08/01/29 (Call 08/01/24)(b)	8	6,459
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,281
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,284
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(b)	15	14,319
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	9	5,089
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	10	8,550
4.88%, 11/15/31 (Call 11/15/26)(b)(c)	15	12,469
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,476
6.00%, 12/01/29 (Call 12/01/24)(b)	16	13,769
6.13%, 07/01/29 (Call 07/01/24)(b)(c)	10	8,759
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	45	38,153
3.55%, 08/15/29 (Call 05/15/29)	35	32,422
4.00%, 11/15/28 (Call 08/15/28)	20	19,154

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	$10	$8,599
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	10	8,799
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	40	34,427
2.65%, 09/15/30 (Call 06/15/30)	5	4,346
3.38%, 04/15/29 (Call 01/15/29)	15	14,021
4.40%, 01/15/33 (Call 10/15/32)(c)	50	47,731
4.50%, 09/15/32 (Call 06/15/32)	25	24,099
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	23,587
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	50	48,898
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b) .	12	8,694
Walmart Inc.
3.25%, 07/08/29 (Call 04/08/29)	35	32,590
4.10%, 04/15/33	5	4,761
4.15%, 09/09/32 (Call 06/09/32)	10	9,687
7.55%, 02/15/30	15	17,364
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	10	9,156
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	13	11,032
4.63%, 01/31/32 (Call 10/01/26)	23	20,554
4.75%, 01/15/30 (Call 10/15/29)(b)	16	14,745
5.38%, 04/01/32 (Call 04/01/27)	12	11,267

		1,528,274

Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	10	9,317
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	15	12,251
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	85	68,504
2.60%, 02/15/33 (Call 11/15/32)(b)	75	57,911
4.30%, 11/15/32 (Call 08/15/32)	50	45,182
5.00%, 04/15/30 (Call 01/15/30)	25	24,585
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	40	37,213
5.95%, 06/15/30 (Call 06/15/25)(b)	14	13,407
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(b)	8	6,884
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	40	32,293
3.90%, 03/25/30 (Call 12/25/29)	45	42,089
4.15%, 08/05/32 (Call 05/05/32)	10	9,406
5.13%, 02/10/30 (Call 12/10/29)	15	15,009
5.20%, 02/10/33 (Call 11/10/32)	40	39,931
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	5	4,806
4.65%, 07/15/32 (Call 04/15/32)	30	29,416
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	15	12,387
4.00%, 03/15/29 (Call 12/15/28)	85	81,477
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	50	41,721
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	55	43,290
5.33%, 02/06/29 (Call 11/06/28)	25	24,493
5.88%, 02/09/33 (Call 11/09/32)	5	4,950
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	25	20,681
2.85%, 04/01/30 (Call 01/01/30)	10	8,968

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	$40	$32,017
3.40%, 05/01/30 (Call 02/01/30)	15	13,181
4.30%, 06/18/29 (Call 03/18/29)	35	32,789
5.00%, 01/15/33 (Call 10/15/32)	17	16,126
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 10/02/23)(b)	5	4,447
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	40	36,216
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	38,236
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	5	4,075
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	6,811
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	25	20,799
2.25%, 09/04/29 (Call 06/04/29)	75	65,296
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	20	17,100

		973,264

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	10	9,247

Software — 0.5%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	10	7,985
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,674
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	15	12,168
2.85%, 01/15/30 (Call 10/15/29)	5	4,357
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/11/23)(b)	7	6,458
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5	4,080
2.90%, 12/01/29 (Call 09/01/29)	30	25,861
Capstone Borrower Inc., 8.00%, 06/15/30(b)	10	9,880
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	6	5,921
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(b)	15	15,102
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	7	6,187
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	12	10,431
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(b)	60	53,706
9.00%, 09/30/29(b)	60	53,635
Concentrix Corp., 6.85%, 08/02/33	25	23,935
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(b)	9	8,136
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	5	4,488
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	6,037
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	55	44,328
5.10%, 07/15/32 (Call 04/15/32)(c)	10	9,798
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,415
3.50%, 07/01/29 (Call 04/01/29)	45	41,088
5.60%, 03/02/33 (Call 12/02/32)	60	60,262
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	37	32,143
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	13,827
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,238

32	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.88%, 02/15/31 (Call 06/01/25)(b)	$27	$23,559
4.00%, 11/15/29 (Call 11/15/24)(b)	7	6,297
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	15	12,719
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	9	7,771
4.13%, 12/01/31 (Call 12/01/26)(b)	10	8,302
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	85	71,806
2.95%, 04/01/30 (Call 01/01/30)	40	34,627
4.90%, 02/06/33 (Call 11/06/32)	25	23,873
6.15%, 11/09/29 (Call 09/09/29)	20	20,801
6.25%, 11/09/32 (Call 08/09/32)	35	36,624
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	15	12,976
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/23)(b)(c)	5	1,430
RingCentral Inc., 8.50%, 08/15/30(b)	5	4,925
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	16	13,278
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	10	8,117
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10	7,843
2.95%, 09/15/29 (Call 06/15/29)	5	4,417
4.20%, 09/15/28 (Call 06/15/28)	15	14,290
RRD Parent Inc., 10.00%, 10/15/31(b)	6	10,549
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	19,662
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	40	35,916
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	8	6,864
3.88%, 03/15/31 (Call 03/15/26)(c)	9	7,544
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	25	19,455
4.70%, 05/15/30 (Call 02/15/30)	5	4,709
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	15	13,304
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,253

		917,051

Telecommunications — 1.0%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	25	17,965
Altice France SA/France
5.13%, 01/15/29 (Call 10/02/23)(b)	5	3,564
5.13%, 07/15/29 (Call 04/15/24)(b)	40	28,195
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	60	49,492
4.30%, 02/15/30 (Call 11/15/29)	60	55,920
4.35%, 03/01/29 (Call 12/01/28)	80	75,673
Bell Telephone Co. of Canada or Bell Canada (The),
5.10%, 05/11/33	15	14,468
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	5	4,394
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)	5	4,102
9.13%, 12/15/30	75	91,327
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	5	4,310
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(b)	19	14,116
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)(c)	8	5,972
6.50%, 10/01/28 (Call 10/01/23)(b)(c)	11	8,449
Deutsche Telekom International Finance BV
8.75%, 06/15/30	40	47,043
9.25%, 06/01/32	25	31,439

Security	Par (000)	Value

Telecommunications (continued)
Empresa Nacional de Telecomunicaciones SA, 3.05%,
09/14/32 (Call 06/14/32)(d)	$150	$116,604
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)(c)	20	14,827
6.00%, 01/15/30 (Call 10/15/24)(b)	17	12,580
6.75%, 05/01/29 (Call 05/01/24)(b)	17	13,175
8.63%, 03/15/31 (Call 03/15/26)(b)	15	14,421
8.75%, 05/15/30 (Call 05/15/25)(b)	14	13,600
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(b)	12	11,163
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	42	38,564
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	5	3,863
Koninklijke KPN NV, 8.38%, 10/01/30	5	5,687
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	16	9,523
3.75%, 07/15/29 (Call 01/15/24)(b)	12	7,151
3.88%, 11/15/29 (Call 08/15/29)(b)	20	17,684
10.50%, 05/15/30 (Call 05/15/26)(b)	18	18,303
Lumen Technologies Inc., 4.50%, 01/15/29 (Call 01/15/24)(b)	7	2,294
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	37	29,978
Orange SA, 9.00%, 03/01/31	55	66,683
Rogers Communications Inc., 3.80%, 03/15/32	40	34,190
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	100	115,434
Sprint Capital Corp.
6.88%, 11/15/28	28	29,584
8.75%, 03/15/32	49	58,385
Telefonica Europe BV, 8.25%, 09/15/30	35	39,907
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,409
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	25	19,829
2.40%, 03/15/29 (Call 01/15/29)	25	21,502
2.55%, 02/15/31 (Call 11/15/30)	55	45,304
2.63%, 02/15/29 (Call 02/15/24)	47	40,718
2.70%, 03/15/32 (Call 12/15/31)	5	4,064
2.88%, 02/15/31 (Call 02/15/26)	12	10,099
3.38%, 04/15/29 (Call 04/15/24)	32	28,700
3.50%, 04/15/31 (Call 04/15/26)	115	100,412
3.88%, 04/15/30 (Call 01/15/30)	65	59,199
5.20%, 01/15/33 (Call 10/15/32)	15	14,700
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)	10	7,823
1.75%, 01/20/31 (Call 10/20/30)	90	69,998
2.36%, 03/15/32 (Call 12/15/31)	75	59,314
2.55%, 03/21/31 (Call 12/21/30)	55	45,262
3.15%, 03/22/30 (Call 12/22/29)	10	8,764
4.02%, 12/03/29 (Call 09/03/29)	100	92,869
4.33%, 09/21/28	50	47,874
5.05%, 05/09/33	10	9,698
7.75%, 12/01/30	5	5,715
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	5	4,205
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	25	20,482
4.75%, 07/15/31 (Call 07/15/26)(b)	20	16,717
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(a)	17	13,283
6.25%, 11/30/32	25	26,161

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(a)	$35	$35,223

		1,946,353

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	25	22,705
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	10	8,888

		31,593

Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	9,610
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	25	22,174
2.88%, 11/15/29	10	8,797
7.13%, 10/15/31	20	22,268
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	8	6,013
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	30	28,163
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	25	22,391
4.25%, 05/15/30 (Call 02/15/30)	10	9,479
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	13	11,076
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	40	31,306
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	8,244
2.55%, 11/01/29 (Call 08/01/29)	10	8,623
3.00%, 03/15/32 (Call 12/15/31)	20	17,018
4.45%, 03/01/33 (Call 12/01/32)	30	28,436
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(b)(c)	15	14,297
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	15	11,697
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	60	51,584
2.80%, 02/14/32 (Call 12/15/31)	15	12,808
3.95%, 09/10/28 (Call 06/10/28)	35	33,692
United Parcel Service Inc.
4.45%, 04/01/30 (Call 01/01/30)	20	19,694
4.88%, 03/03/33 (Call 12/03/32)	10	9,977
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	40	32,728
XPO Inc., 7.13%, 06/01/31(b)	10	10,067

		430,142

Trucking & Leasing — 0.0%
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	25	22,712
4.90%, 03/15/33 (Call 12/15/32)	5	4,675
Penske Truck Leasing Co. LP/PTL Finance Corp, 6.20%, 06/15/30 (Call 04/15/30)(b)	30	30,095

		57,482

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	15	12,308
2.80%, 05/01/30 (Call 02/01/30)	15	13,003
3.45%, 06/01/29 (Call 03/01/29)	5	4,585
3.75%, 09/01/28 (Call 06/01/28)	5	4,741
4.45%, 06/01/32 (Call 03/01/32)(c)	15	14,252

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	$5	$3,996
3.57%, 05/01/29 (Call 02/01/29)	50	45,796

		98,681

Total Corporate Bonds & Notes — 22.9% (Cost: $46,052,146)		43,766,748

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00% Cash + 12.00% PIK), 18.00%, 08/02/27(g)	3	2,894

Total Fixed Rate Loan Interests — 0.0% (Cost: $2,947)		2,894

Foreign Government Obligations(h)

Angola — 0.1%
Angolan Government International Bond, 8.00%, 11/26/29(d)	200	165,300

Argentina — 0.1%
Argentina Bonar Bonds
0.75%, 07/09/30(e)	195	55,861
1.00%, 07/09/29	35	10,279
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 10/02/23)(e)	216	72,496
1.00%, 07/09/29 (Call 10/02/23)	90	29,117

		167,753

Bahrain — 0.1%
CBB International Sukuk Programme Co., 3.88%, 05/18/29(d)	200	178,174

Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29 (Call 11/15/28)(d)	5	4,831

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31	200	171,934

Canada — 0.1%
Province of Manitoba Canada, 1.50%, 10/25/28	25	21,526
Province of Ontario Canada
1.13%, 10/07/30	10	7,941
2.00%, 10/02/29(c)	60	52,226
2.13%, 01/21/32(c)	50	41,813
Province of Quebec Canada
1.35%, 05/28/30	65	53,183
Series PD, 7.50%, 09/15/29	10	11,529

		188,218

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	158,974

Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%, 02/03/31 (Call 12/03/30)(d)	150	149,185

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	$15	$4,170
6.00%, 07/31/30(d)(e)	55	26,895

		31,065

Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	108,612

El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(d)	18	13,820

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	25	20,988

Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	200	160,116

Hungary — 0.1%
Hungary Government International Bond, 2.13%, 09/22/31(d)	200	153,818

Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 02/11/29	200	196,328

Israel — 0.1%
Israel Government International Bond, 2.75%, 07/03/30	200	174,612

Italy — 0.0%
Republic of Italy Government International Bond, 2.88%, 10/17/29	25	21,824

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	163,926

Lebanon — 0.0%
Lebanon Government International Bond
0.00%, 05/25/29(j)(k)	2	154
0.00%, 02/26/30(d)(j)(k)	56	4,391
0.00%, 03/23/32(d)(j)(k)	16	1,236

		5,781

Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)	200	189,624
8.30%, 08/15/31	100	118,032

		307,656

Nigeria — 0.1%
Nigeria Government International Bond, 6.13%, 09/28/28(d)	200	165,206

Oman — 0.1%
Oman Government International Bond, 6.00%, 08/01/29(d)	200	201,470

Panama — 0.1%
Panama Government International Bond, 2.25%, 09/29/32 (Call 06/29/32)	200	151,862

Security	Par (000)	Value

Peru — 0.0%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	$10	$7,555
2.78%, 01/23/31 (Call 10/23/30)	100	84,876

		92,431

Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	100	108,915
9.50%, 02/02/30	50	61,871

		170,786

Poland — 0.0%
Republic of Poland Government International Bond,
5.75%, 11/16/32 (Call 08/16/32)	21	21,842

Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b) .	150	192,975

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,498
3.63%, 03/27/32(d)	42	35,171

		51,669

Saudi Arabia — 0.3%
Saudi Government International Bond
2.75%, 02/03/32(d)	200	170,960
3.25%, 10/22/30(d)	200	179,780
4.38%, 04/16/29(d)	200	194,376

		545,116

South Africa — 0.0%
Republic of South Africa Government International Bond,
5.88%, 06/22/30	100	90,854

South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	156,642

Supranational — 0.5%

Asian Development Bank
0.75%, 10/08/30	50	39,157
1.75%, 09/19/29	55	47,584
1.88%, 03/15/29	25	21,952
1.88%, 01/24/30	20	17,250
3.13%, 04/27/32	25	22,943

European Investment Bank
0.75%, 09/23/30	30	23,669
3.75%, 02/14/33	205	197,442

Inter-American Development Bank
1.13%, 01/13/31	50	40,047
2.25%, 06/18/29	65	58,060
3.13%, 09/18/28	110	103,764
3.50%, 09/14/29	25	23,927

International Bank for Reconstruction & Development
0.75%, 08/26/30	35	27,515
0.88%, 05/14/30	5	3,997
1.13%, 09/13/28	15	12,818
1.25%, 02/10/31	90	72,688
1.63%, 11/03/31	105	86,480
1.75%, 10/23/29	75	64,733
2.50%, 03/29/32	100	87,751
3.63%, 09/21/29	65	62,641

International Finance Corp., 0.75%, 08/27/30	60	47,170

		1,061,588

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 0.2%
Turkey Government International Bond
5.25%, 03/13/30	$200	$169,444
11.88%, 01/15/30	200	235,606

		405,050

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%,
09/01/27(d)(j)(k)	100	28,607

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%,
04/16/30(d)	200	183,078
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	177,464

		360,542

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31
(Call 10/23/30)	50	49,216

Total Foreign Government Obligations — 3.3% (Cost: $6,621,515)		6,288,771

Municipal Debt Obligations

California — 0.0%
State of California GO
2.50%, 10/01/29	50	43,785
6.00%, 03/01/33	15	16,228
University of California RB, Series BG, 1.32%, 05/15/27
(Call 03/15/27)	10	8,850

		68,863

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	125	121,223

Total Municipal Debt Obligations — 0.1% (Cost: $200,832)		190,086

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 51.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	8	7,276
3.00%, 03/01/46	111	98,106
3.00%, 07/01/46	8	7,284
3.00%, 08/01/46	50	43,900
3.00%, 09/01/46	35	31,150
3.00%, 10/01/46	19	16,758
3.00%, 12/01/46	173	152,506
3.00%, 01/01/47	29	25,230
3.00%, 02/01/47	94	82,650
3.00%, 06/01/47	81	71,506
3.00%, 08/01/47	11	9,708
3.00%, 09/01/47	22	19,774
3.00%, 10/01/47	20	17,205
3.50%, 06/01/34	7	6,504
3.50%, 03/01/38	48	45,412
3.50%, 10/01/42	39	36,280
3.50%, 10/01/44	17	15,697
3.50%, 03/01/46	92	84,747
3.50%, 12/01/46	11	10,224
3.50%, 01/01/47	17	15,643
3.50%, 04/01/47	27	24,875
3.50%, 07/01/47	26	23,985

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/47	$4	$3,793
3.50%, 09/01/47	63	57,349
3.50%, 12/01/47	3	3,101
3.50%, 02/01/48	62	56,177
3.50%, 03/01/48	28	24,843
3.50%, 05/01/48	17	15,253
3.50%, 04/01/49	47	42,743
3.50%, 05/01/49	10	9,044
3.50%, 06/01/49	15	13,362
4.00%, 09/01/45	11	10,313
4.00%, 02/01/46	91	86,008
4.00%, 10/01/46	5	4,917
4.00%, 10/01/47	2	2,191
4.00%, 01/01/48	19	17,780
4.00%, 02/01/48	9	8,106
4.00%, 06/01/48	22	20,487
4.00%, 12/01/48	13	11,893
4.00%, 01/01/49	3	3,128
4.00%, 02/01/53	578	537,167
4.50%, 10/01/48	22	21,059
4.50%, 01/01/49	10	9,236
5.00%, 12/01/41	171	171,253
5.00%, 06/01/53	197	191,787
5.50%, 04/01/53	397	394,979
5.50%, 05/01/53	136	135,133
5.50%, 06/01/53	49	49,098
6.00%, 08/01/53	406	412,192

Federal National Mortgage Association
2.00%, 07/01/51	318	255,116
2.50%, 09/01/38(l)	550	494,592
3.00%, 09/01/38(l)	100	92,398
3.00%, 02/01/47	27	23,982
3.00%, 03/01/52	827	715,455
3.50%, 09/01/38(l)	100	94,287
3.50%, 07/01/50	136	123,037
3.50%, 11/01/51	272	245,127
4.00%, 09/01/38(l)	94	90,247
4.00%, 02/01/47	26	24,504
4.00%, 02/01/57	21	19,554
5.00%, 03/01/53	73	71,830
5.50%, 02/01/53	182	180,600
5.50%, 05/01/53	149	147,665
6.00%, 08/01/53	121	123,330
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	280	260,318
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	199,389

Freddie Mac Multifamily Structured Pass
Through Certificates
2.45%, 04/25/32 (Call 05/25/32)	400	333,276
Series K056, Class A2, 2.53%, 05/25/26 (Call 06/25/26)	35	32,795
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100	93,763
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	175	167,779
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	100	93,414
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	70	61,861

Government National Mortgage Association
2.00%, 08/20/50	159	131,881

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/20/50	$353	$292,825
2.00%, 02/20/51	950	785,627
2.00%, 10/20/51	480	395,978
2.00%, 12/20/51	1,151	949,757
2.00%, 04/20/52	523	430,490
2.00%, 09/21/53(l)	1,625	1,340,244
2.50%, 12/20/46	37	32,249
2.50%, 01/20/47	17	15,126
2.50%, 08/20/50	142	120,092
2.50%, 09/20/50	205	173,560
2.50%, 01/20/51	202	173,023
2.50%, 02/20/51	96	82,026
2.50%, 05/20/51	312	266,776
2.50%, 07/20/51	909	775,572
2.50%, 08/20/51	595	507,479
2.50%, 11/20/51	969	825,487
2.50%, 12/20/51	308	262,608
2.50%, 02/20/52	673	573,120
2.50%, 09/21/53(l)	1,175	999,576
3.00%, 03/20/45	33	29,169
3.00%, 05/20/45	71	63,979
3.00%, 07/20/45	61	54,763
3.00%, 10/20/45	7	5,943
3.00%, 11/20/45	210	187,856
3.00%, 12/20/45	19	17,169
3.00%, 01/20/46	10	9,017
3.00%, 02/20/46	23	20,739
3.00%, 03/20/46	56	50,506
3.00%, 05/20/46	28	24,845
3.00%, 06/20/46	20	17,807
3.00%, 07/20/46	17	14,996
3.00%, 08/20/46	90	80,333
3.00%, 09/20/46	54	47,965
3.00%, 11/20/46	227	203,380
3.00%, 12/20/46	82	73,519
3.00%, 02/20/47	18	15,925
3.00%, 06/20/47	26	23,463
3.00%, 11/20/47	107	95,247
3.00%, 02/20/48	18	15,935
3.00%, 04/20/49	342	304,955
3.00%, 09/20/49	14	12,802
3.00%, 01/20/50	103	91,739
3.00%, 02/20/50	112	99,111
3.00%, 08/20/50	111	98,481
3.00%, 10/20/51	10	8,648
3.00%, 11/20/51	190	167,854
3.00%, 02/20/52	27	23,580
3.00%, 03/20/52	534	465,757
3.00%, 09/20/52	332	293,073
3.00%, 09/21/53(l)	2,375	2,088,052
3.50%, 09/20/42	207	192,107
3.50%, 10/20/42	9	7,963
3.50%, 12/20/42	85	79,359
3.50%, 04/20/43	62	57,449
3.50%, 06/20/45	12	10,668
3.50%, 11/20/45	39	36,484
3.50%, 12/20/45	4	3,544
3.50%, 03/20/46	44	41,044
3.50%, 04/20/46	21	18,981
3.50%, 06/20/46	72	66,718

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/46	$19	$17,194
3.50%, 01/20/47	5	4,545
3.50%, 02/20/47	12	11,407
3.50%, 03/20/47	6	5,132
3.50%, 09/20/47	17	15,923
3.50%, 11/20/47	28	25,512
3.50%, 02/20/48	16	14,818
3.50%, 04/20/48	52	48,498
3.50%, 05/20/48	40	36,408
3.50%, 08/20/48	35	32,190
3.50%, 09/20/48	4	3,346
3.50%, 01/20/49	15	13,767
3.50%, 03/20/49	190	174,350
3.50%, 09/20/49	39	35,650
3.50%, 12/20/49	22	20,098
3.50%, 03/20/50	703	646,058
3.50%, 05/20/50	48	44,473
3.50%, 02/20/52	685	622,841
3.50%, 09/21/53(l)	844	766,359
4.00%, 04/20/47	74	70,349
4.00%, 06/20/47	50	47,558
4.00%, 07/20/47	133	125,968
4.00%, 11/20/47	27	25,731
4.00%, 03/20/48	34	32,554
4.00%, 04/20/48	16	15,372
4.00%, 05/15/48	7	6,417
4.00%, 05/20/48	41	39,049
4.00%, 08/20/48	44	41,925
4.00%, 09/20/48	18	16,899
4.00%, 11/20/48	98	92,115
4.00%, 01/20/50	240	226,303
4.00%, 02/20/50	63	59,039
4.00%, 12/20/52	98	90,944
4.00%, 09/21/53(l)	2,175	2,026,488
4.50%, 07/20/41	46	45,196
4.50%, 10/20/46	41	39,723
4.50%, 06/20/47	4	4,293
4.50%, 04/20/48	11	10,472
4.50%, 06/20/48	5	4,956
4.50%, 08/20/48	41	39,594
4.50%, 10/20/48	79	76,419
4.50%, 12/20/48	15	14,238
4.50%, 03/20/49	150	145,133
4.50%, 06/20/49	72	70,055
4.50%, 07/20/49	19	18,449
4.50%, 08/20/49	5	4,393
4.50%, 07/20/52	673	641,154
4.50%, 08/20/52	169	161,473
4.50%, 09/20/53(l)	573	546,051
5.00%, 04/20/48	12	12,112
5.00%, 05/20/48	23	22,471
5.00%, 11/20/48	4	4,032
5.00%, 12/20/48	25	24,799
5.00%, 01/20/49	34	33,817
5.00%, 05/20/49	3	3,082
5.00%, 06/20/49	103	101,878
5.00%, 07/20/52	29	27,753
5.00%, 12/20/52	777	756,297
5.00%, 01/20/53	196	190,683
5.00%, 09/21/53(l)	771	750,234

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/20/52	$135	$133,419
5.50%, 01/20/53	419	415,389
5.50%, 03/20/53	265	262,327
5.50%, 04/20/53	110	108,502
5.50%, 06/20/53	27	26,415
5.50%, 07/20/53	10	9,604
5.50%, 09/21/53(l)	78	77,208
6.00%, 09/20/53(l)	750	752,432
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	4,102
1.50%, 02/01/37	109	92,612
1.50%, 03/01/37	73	62,485
1.50%, 04/01/37	9	7,338
1.50%, 11/01/50	183	138,478
1.50%, 01/01/51	416	315,087
1.50%, 07/01/51	135	101,920
1.50%, 11/01/51	176	132,576
2.00%, 12/01/35	33	29,175
2.00%, 02/01/36	185	163,541
2.00%, 03/01/36	19	16,849
2.00%, 08/01/36	21	18,072
2.00%, 09/01/36	98	86,233
2.00%, 11/01/36	22	19,111
2.00%, 01/01/37	22	19,329
2.00%, 02/01/37	191	167,608
2.00%, 04/01/37	62	55,026
2.00%, 09/19/37(l)	1,186	1,039,220
2.00%, 05/01/50	227	184,339
2.00%, 07/01/50	231	185,187
2.00%, 09/01/50	855	684,925
2.00%, 10/01/50	295	236,888
2.00%, 12/01/50	1,456	1,170,500
2.00%, 01/01/51	244	196,457
2.00%, 02/01/51	999	799,132
2.00%, 03/01/51	724	580,577
2.00%, 04/01/51	1,131	905,395
2.00%, 05/01/51	84	67,603
2.00%, 06/01/51	237	190,822
2.00%, 08/01/51	215	171,582
2.00%, 10/01/51	2,543	2,037,214
2.00%, 11/01/51	224	179,073
2.00%, 12/01/51	503	400,978
2.00%, 01/01/52	904	721,974
2.00%, 02/01/52	1,340	1,066,303
2.00%, 03/01/52	1,437	1,143,580
2.00%, 04/01/52	2,938	2,338,847
2.00%, 09/14/53(l)	6,792	5,407,933
2.50%, 04/01/32	25	23,484
2.50%, 07/01/35	28	25,697
2.50%, 10/01/35	60	53,878
2.50%, 05/01/36	33	29,709
2.50%, 07/01/36	89	80,579
2.50%, 04/01/47	33	27,701
2.50%, 06/01/50	52	43,020
2.50%, 07/01/50	68	57,346
2.50%, 08/01/50	104	86,825
2.50%, 09/01/50	581	485,442
2.50%, 10/01/50	425	354,966
2.50%, 11/01/50	1,210	1,009,836
2.50%, 12/01/50	46	38,548

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/51	$72	$60,053
2.50%, 02/01/51	515	428,823
2.50%, 04/01/51	45	37,250
2.50%, 07/01/51	88	72,942
2.50%, 08/01/51	43	35,929
2.50%, 09/01/51	731	608,073
2.50%, 11/01/51	116	96,620
2.50%, 12/01/51	2,969	2,467,744
2.50%, 01/01/52	2,744	2,279,172
2.50%, 03/01/52	67	56,161
2.50%, 04/01/52	1,882	1,566,138
2.50%, 05/01/52	1,451	1,203,870
2.50%, 07/01/52	866	718,215
2.50%, 08/01/52	1,149	952,668
2.50%, 09/14/53(l)	2,642	2,188,525
3.00%, 03/01/30	45	42,995
3.00%, 01/01/31	26	24,232
3.00%, 02/01/31	7	6,857
3.00%, 02/01/32	8	7,217
3.00%, 06/01/32	7	6,673
3.00%, 11/01/32	9	8,026
3.00%, 12/01/32	7	6,164
3.00%, 01/01/33	7	6,161
3.00%, 02/01/33	8	7,354
3.00%, 09/01/34	54	50,508
3.00%, 12/01/34	47	43,336
3.00%, 04/01/35	264	245,260
3.00%, 11/01/42	5	4,203
3.00%, 09/01/43	6	5,468
3.00%, 01/01/44	9	7,902
3.00%, 10/01/44	103	91,523
3.00%, 03/01/45	54	47,582
3.00%, 05/01/45	25	22,375
3.00%, 07/01/46	274	241,032
3.00%, 08/01/46	22	19,633
3.00%, 11/01/46	192	169,624
3.00%, 12/01/46	133	117,913
3.00%, 01/01/47	60	52,307
3.00%, 02/01/47	183	161,150
3.00%, 03/01/47	101	88,920
3.00%, 07/01/47	51	44,799
3.00%, 08/01/47	7	6,518
3.00%, 12/01/47	40	34,921
3.00%, 03/01/48	16	13,925
3.00%, 11/01/48	60	52,364
3.00%, 02/01/49	868	763,708
3.00%, 09/01/49	104	91,010
3.00%, 11/01/49	8	6,843
3.00%, 12/01/49	838	730,023
3.00%, 02/01/50	1,001	872,025
3.00%, 06/01/50	98	85,480
3.00%, 07/01/50	84	72,630
3.00%, 08/01/50	30	25,787
3.00%, 05/01/51	334	292,954
3.00%, 06/01/51	1,137	983,418
3.00%, 08/01/51	124	107,450
3.00%, 11/01/51	104	89,893
3.00%, 04/01/52	670	579,124
3.00%, 05/01/52	463	400,297
3.00%, 09/01/53(l)	1,350	1,163,057

38	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/33	$9	$8,570
3.50%, 04/01/33	12	11,671
3.50%, 05/01/33	8	7,715
3.50%, 02/01/34	22	20,862
3.50%, 07/01/34	10	9,326
3.50%, 08/01/34	8	7,439
3.50%, 02/01/45	11	9,787
3.50%, 01/01/46	16	15,122
3.50%, 03/01/46	47	43,459
3.50%, 07/01/46	8	7,000
3.50%, 08/01/46	244	222,731
3.50%, 10/01/46	54	49,087
3.50%, 12/01/46	54	49,846
3.50%, 01/01/47	67	60,631
3.50%, 02/01/47	21	18,773
3.50%, 05/01/47	15	13,954
3.50%, 08/01/47	12	10,487
3.50%, 11/01/47	10	9,187
3.50%, 01/01/48	354	321,588
3.50%, 02/01/48	139	126,915
3.50%, 03/01/48	5	4,269
3.50%, 04/01/48	38	34,904
3.50%, 05/01/48	12	11,424
3.50%, 06/01/48	29	26,133
3.50%, 11/01/48	11	9,665
3.50%, 01/01/49	51	46,762
3.50%, 04/01/49	10	8,690
3.50%, 06/01/49	90	82,060
3.50%, 07/01/49	39	35,215
3.50%, 05/01/50	166	149,622
3.50%, 06/01/50	990	893,449
3.50%, 02/01/51	433	391,547
3.50%, 04/01/52	117	105,613
3.50%, 06/01/52	489	441,359
3.50%, 07/01/52	978	876,180
3.50%, 09/14/53(l)	2,075	1,854,612
4.00%, 07/01/32	5	4,513
4.00%, 05/01/33	5	5,076
4.00%, 06/01/33	5	4,810
4.00%, 07/01/33	3	3,158
4.00%, 12/01/33	10	9,784
4.00%, 06/01/385		4,879
4.00%, 01/01/45	40	38,138
4.00%, 03/01/45	7	6,164
4.00%, 06/01/45	17	16,528
4.00%, 06/01/46	76	71,397
4.00%, 07/01/46	155	145,210
4.00%, 10/01/46	8	7,771
4.00%, 02/01/47	5	4,708
4.00%, 08/01/47	3	3,062
4.00%, 09/01/47	34	32,907
4.00%, 10/01/47	52	48,750
4.00%, 01/01/48	43	40,344
4.00%, 09/01/48	195	182,585
4.00%, 10/01/48	18	17,353
4.00%, 11/01/48	23	21,912
4.00%, 12/01/48	12	11,318
4.00%, 01/01/49	490	459,255
4.00%, 02/01/49	6	5,358
4.00%, 03/01/49	25	23,735

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/49	$43	$39,942
4.00%, 05/01/49	25	23,221
4.00%, 06/01/49	55	51,633
4.00%, 07/01/49	128	119,978
4.00%, 12/01/49	19	18,009
4.00%, 02/01/50	4	4,085
4.00%, 04/01/50	198	184,386
4.00%, 05/01/50	21	19,565
4.00%, 03/01/51	203	189,758
4.00%, 04/01/52	73	67,297
4.00%, 05/01/52	96	89,133
4.00%, 07/01/52	962	888,561
4.00%, 08/01/52	122	112,390
4.00%, 10/01/52	484	448,634
4.00%, 09/14/53(l)	971	896,203
4.50%, 01/01/44	105	102,133
4.50%, 02/01/46	16	15,128
4.50%, 04/01/47	7	6,570
4.50%, 10/01/47	15	14,400
4.50%, 03/01/48	12	11,249
4.50%, 06/01/48	9	9,091
4.50%, 07/01/48	2	2,032
4.50%, 08/01/48	25	24,414
4.50%, 10/01/48	34	32,537
4.50%, 11/01/48	42	40,208
4.50%, 12/01/48	54	51,282
4.50%, 01/01/49	19	18,073
4.50%, 02/01/49	56	54,062
4.50%, 04/01/49	73	70,907
4.50%, 05/01/49	27	26,043
4.50%, 09/01/50	206	198,265
4.50%, 06/01/52	202	191,531
4.50%, 09/01/52	619	587,298
4.50%, 10/01/52	284	270,931
4.50%, 12/01/52	553	526,474
4.50%, 09/14/53(l)	1,374	1,302,724
5.00%, 03/01/48	5	4,596
5.00%, 04/01/48	15	14,626
5.00%, 05/01/48	9	8,806
5.00%, 07/01/48	12	11,552
5.00%, 01/01/49	9	8,651
5.00%, 04/01/49	15	14,801
5.00%, 08/01/52	48	46,276
5.00%, 09/01/52	142	138,914
5.00%, 10/01/52	96	93,740
5.00%, 11/01/52	167	162,250
5.00%, 12/01/52	144	140,783
5.00%, 01/01/53	95	92,071
5.00%, 09/14/53(l)	1,800	1,745,332
5.50%, 01/01/47	13	12,996
5.50%, 09/01/52	72	71,945
5.50%, 11/01/52	95	94,633
5.50%, 12/01/52	287	285,865
5.50%, 01/01/53	290	289,091
5.50%, 02/01/53	193	192,792
5.50%, 03/01/53	248	247,098
5.50%, 04/01/53	379	377,037
5.50%, 09/14/53(l)	1,520	1,500,762
6.00%, 02/01/49	28	29,586

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 09/14/53(l)	$1,975	$1,980,169

		98,011,699
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	57,037
Federal National Mortgage Association, 0.88%, 08/05/30	50	39,677

		96,714
U.S. Government Obligations — 21.1%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	158,625
0.63%, 08/15/30	500	393,984
0.88%, 11/15/30	700	560,219
1.13%, 02/15/31	750	609,258
1.25%, 09/30/28	760	655,856
1.25%, 08/15/31	1,980	1,598,850
1.38%, 10/31/28	700	606,758
1.38%, 12/31/28	500	431,992
1.38%, 11/15/31	1,300	1,053,609
1.50%, 11/30/28	700	609,711
1.50%, 02/15/30	200	169,641
1.63%, 08/15/29	475	411,320
1.63%, 05/15/31	1,100	921,250
1.75%, 01/31/29	830	729,752
1.75%, 11/15/29	50	43,477
1.88%, 02/28/29	320	282,975
1.88%, 02/15/32	1,170	983,348
2.38%, 03/31/29	870	788,845
2.38%, 05/15/29	700	634,047
2.63%, 02/15/29	910	837,769
2.63%, 07/31/29	700	641,047
2.75%, 05/31/29	500	461,758
2.75%, 08/15/32	1,490	1,337,508
2.88%, 04/30/29	700	651,437
2.88%, 05/15/32	1,820	1,653,925
3.13%, 11/15/28	1,176	1,113,433
3.13%, 08/31/29	700	658,711
3.25%, 06/30/29	700	663,742
3.38%, 05/15/33	3,000	2,826,562
3.50%, 01/31/30	900	863,227
3.50%, 04/30/30	1,000	958,750
3.50%, 02/15/33	1,700	1,618,984
3.63%, 03/31/30	400	386,375
3.75%, 05/31/30	1,800	1,751,344
3.75%, 06/30/30	1,800	1,751,344
3.88%, 09/30/29	770	754,420
3.88%, 11/30/29	400	391,937
3.88%, 12/31/29	900	881,789
3.88%, 08/15/33	800	785,625
4.00%, 10/31/29	1,430	1,410,784
4.00%, 02/28/30	1,090	1,076,034
4.00%, 07/31/30	750	741,094
4.13%, 08/31/30	850	846,414
4.13%, 11/15/32	2,050	2,049,039
5.25%, 11/15/28	200	208,547
5.25%, 02/15/29	50	52,207
5.38%, 02/15/31	300	322,313
6.13%, 08/15/29	500	548,008

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.25%, 05/15/30	$300	$334,875

		40,222,519

Total U.S. Government & Agency Obligations — 72.4% (Cost: $147,351,383)		138,330,932

Total Long-Term Investments — 99.4% (Cost: $201,803,585)		189,976,383

Short-Term Securities

Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(m)(n)(o)	29,567	29,575,840
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(m)(n)(p)	1,508	1,508,353

Total Short-Term Securities — 16.3% (Cost: $31,075,180)		31,084,193

Total Investments Before TBA Sales Commitments — 115.7% (Cost: $232,878,765)		221,060,576

TBA Sales Commitments(l)

Mortgage-Backed Securities — (0.6)%
Government National Mortgage Association
3.00%, 09/21/53	(725)	(637,405)
5.50%, 09/21/53	(25)	(24,746)
Uniform Mortgage-Backed Securities, 6.00%, 09/14/53	$(425)	(426,113)

Total TBA Sales Commitments — (0.6)% (Proceeds: $(1,083,586))		(1,088,264)

Total Investments, Net of TBA Sales Commitments — 115.1% (Cost: $231,795,179)		219,972,312

Liabilities in Excess of Other Assets — (15.1)%		(28,910,583)

Net Assets — 100.0%		$191,061,729

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security represents an investment of TBA cash collateral.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,331,527	$1,249,683	(a)	$—	$2,565	$(7,935)	$29,575,840	29,567	$614,271		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,361,336	147,017	(a)	—	—	—	1,508,353	1,508	16,727	(b)	—

					$2,565	$(7,935)	$31,084,193		$630,998		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$1,396,952	$—	$1,396,952
Corporate Bonds & Notes	—	43,766,748	—	43,766,748
Fixed Rate Loan Interests	—	2,894	—	2,894
Foreign Government Obligations	—	6,288,771	—	6,288,771
Municipal Debt Obligations	—	190,086	—	190,086
U.S. Government & Agency Obligations	—	138,330,932	—	138,330,932
Short-Term Securities
Money Market Funds	31,084,193	—	—	31,084,193
Liabilities
Investments
TBA Sales Commitments	—	(1,088,264)	—	(1,088,264)

	$31,084,193	$188,888,119	$—	$219,972,312

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$50	$35,248
5.40%, 10/01/48 (Call 04/01/48)	104	94,632

		129,880

Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	150	131,821
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	50	33,073
5.80%, 10/11/41(a)	50	49,803
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	52	35,706
3.55%, 03/01/38 (Call 09/01/37)	55	42,170
3.63%, 03/01/48 (Call 09/01/47)	100	69,780
3.65%, 03/01/47 (Call 09/01/46)	100	70,156
3.75%, 02/01/50 (Call 08/01/49)	140	102,074
3.83%, 03/01/59 (Call 09/01/58)	5	3,443
3.85%, 11/01/48 (Call 05/01/48)	85	61,898
3.90%, 05/01/49 (Call 11/01/48)	120	89,795
3.95%, 08/01/59 (Call 02/01/59)	55	39,217
5.71%, 05/01/40 (Call 11/01/39)	260	252,572
5.81%, 05/01/50 (Call 11/01/49)	565	549,898
5.88%, 02/15/40	40	39,759
5.93%, 05/01/60 (Call 11/01/59)	405	391,242
6.63%, 02/15/38	60	63,008
6.88%, 03/15/39	85	93,547
Bombardier Inc., 7.45%, 05/01/34(a)	55	62,841
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	31	24,890
4.25%, 04/01/40 (Call 10/01/39)	220	196,218
4.25%, 04/01/50 (Call 10/01/49)	55	48,355
Howmet Aerospace Inc., 5.95%, 02/01/37	70	68,928
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	55	51,848
5.05%, 04/27/45 (Call 10/27/44)	55	50,761
5.60%, 07/31/53	5	5,019
6.15%, 12/15/40	65	66,968
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	70	47,100
3.60%, 03/01/35 (Call 09/01/34)	35	30,796
3.80%, 03/01/45 (Call 09/01/44)	170	139,006
4.07%, 12/15/42	95	82,444
4.09%, 09/15/52 (Call 03/15/52)	122	102,887
4.15%, 06/15/53 (Call 12/15/52)	145	122,290
4.30%, 06/15/62 (Call 12/15/61)	40	33,884
4.50%, 05/15/36 (Call 11/15/35)	156	148,024
4.70%, 05/15/46 (Call 11/15/45)	127	118,779
5.70%, 11/15/54 (Call 05/15/54)	130	139,368
5.72%, 06/01/40	110	115,888
5.90%, 11/15/63 (Call 05/15/63)	70	76,793
Series B, 6.15%, 09/01/36	125	136,331
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	27,730
4.03%, 10/15/47 (Call 04/15/47)	238	195,729
4.75%, 06/01/43	198	179,851
4.95%, 03/15/53 (Call 09/15/52)	120	112,436
5.05%, 11/15/40	55	52,040
5.15%, 05/01/40 (Call 11/01/39)	40	38,358
5.25%, 05/01/50 (Call 11/01/49)	100	98,020

Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	$45	$28,091
3.03%, 03/15/52 (Call 09/15/51)	130	85,238
3.13%, 07/01/50 (Call 01/01/50)	160	108,354
3.75%, 11/01/46 (Call 05/01/46)	80	60,692
4.05%, 05/04/47 (Call 11/04/46)	55	44,242
4.15%, 05/15/45 (Call 11/16/44)	154	125,051
4.35%, 04/15/47 (Call 10/15/46)	100	84,093
4.45%, 11/16/38 (Call 05/16/38)	165	146,152
4.50%, 06/01/42	270	235,567
4.63%, 11/16/48 (Call 05/16/48)	170	149,394
4.70%, 12/15/41	55	48,886
4.80%, 12/15/43 (Call 06/15/43)	115	102,031
4.88%, 10/15/40	36	32,859
5.38%, 02/27/53 (Call 08/27/52)	145	141,118
5.40%, 05/01/35	15	14,990
5.70%, 04/15/40	10	10,015
6.05%, 06/01/36	80	83,586
6.13%, 07/15/38	40	41,837

		6,234,740

Agriculture — 0.7%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	160	108,867
3.70%, 02/04/51 (Call 08/04/50)	110	71,708
3.88%, 09/16/46 (Call 03/16/46)	168	115,572
4.00%, 02/04/61 (Call 08/04/60)	140	94,787
4.25%, 08/09/42	73	55,218
4.45%, 05/06/50 (Call 11/06/49)	75	55,512
4.50%, 05/02/43	100	78,019
5.38%, 01/31/44(b)	160	148,799
5.80%, 02/14/39 (Call 08/14/38)	206	200,176
5.95%, 02/14/49 (Call 08/14/48)	255	237,140
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	120	77,364
3.75%, 09/15/47 (Call 03/15/47)	80	63,775
4.02%, 04/16/43	45	37,210
4.50%, 03/15/49 (Call 09/15/48)	70	62,719
4.54%, 03/26/42	2	1,797
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	115	80,124
3.98%, 09/25/50 (Call 03/25/50)	110	72,675
4.39%, 08/15/37 (Call 02/15/37)	255	201,575
4.54%, 08/15/47 (Call 02/15/47)	295	214,450
4.76%, 09/06/49 (Call 03/06/49)	70	51,861
5.28%, 04/02/50 (Call 10/02/49)	55	44,059
5.65%, 03/16/52 (Call 09/16/51)	35	29,251
7.08%, 08/02/43 (Call 02/02/43)	100	99,423
7.08%, 08/02/53 (Call 02/02/53)	75	73,797
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	85	58,914
3.88%, 05/23/49 (Call 11/23/48)(a)	40	31,510
4.38%, 04/22/52 (Call 10/22/51)(a)	75	64,636
4.76%, 11/23/45(a)	80	72,822
Philip Morris International Inc.
3.88%, 08/21/42	79	61,671
4.13%, 03/04/43	125	99,380
4.25%, 11/10/44	116	93,844
4.38%, 11/15/41	97	80,246
4.50%, 03/20/42	80	67,834
4.88%, 11/15/43	110	96,657

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.38%, 05/16/38	$95	$102,060
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	135	124,620
5.85%, 08/15/45 (Call 02/15/45)	230	199,472
6.15%, 09/15/43	10	9,150
7.25%, 06/15/37	101	105,758

		3,544,452

Airlines — 0.0%
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	52	42,966
British Airways Pass Through Trust, Class A, 2.90%, 09/15/36(a)	96	79,785
United Airlines Pass-Through Trust, 5.80%, 07/15/37	15	14,955

		137,706

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	100	80,712
3.38%, 11/01/46 (Call 05/01/46)	55	42,528
3.38%, 03/27/50 (Call 09/27/49)	205	158,266
3.63%, 05/01/43 (Call 11/01/42)	100	83,287
3.88%, 11/01/45 (Call 05/01/45)	60	51,243

		416,036

Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	15	9,282
4.88%, 10/01/43 (Call 04/01/43)	86	78,782
Ford Motor Co.
4.75%, 01/15/43	215	160,775
5.29%, 12/08/46 (Call 06/08/46)	140	110,141
7.40%, 11/01/46	45	45,923
General Motors Co.
5.00%, 04/01/35	108	96,461
5.15%, 04/01/38 (Call 10/01/37)	135	117,638
5.20%, 04/01/45	100	82,123
5.40%, 04/01/48 (Call 10/01/47)	87	72,521
5.95%, 04/01/49 (Call 10/01/48)(b)	85	76,140
6.25%, 10/02/43	138	129,723
6.60%, 04/01/36 (Call 10/01/35)	113	113,740
6.75%, 04/01/46 (Call 10/01/45)	105	103,526

		1,196,775

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	90	54,790
4.15%, 05/01/52 (Call 11/01/51)	105	77,976
4.40%, 10/01/46 (Call 04/01/46)	25	19,059
5.40%, 03/15/49 (Call 09/15/48)(b)	90	78,898
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	36	28,427
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	9,799
5.25%, 05/15/49 (Call 11/15/48)	20	17,396

		286,345

Banks — 3.8%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(c)	579	398,700
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(c)	165	105,796
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(c)	295	194,668

Security	Par (000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(c)	$160	$119,768
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(c)	115	90,375
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(c)	223	187,362
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(c)	645	518,212
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(c)	251	218,209
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(c)	211	178,601
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(c)	305	260,168
5.00%, 01/21/44	182	173,066
5.88%, 02/07/42	215	222,544
6.11%, 01/29/37	235	243,169
7.75%, 05/14/38	225	263,183
Series L, 4.75%, 04/21/45	50	44,987
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(c)	185	134,706
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(c)	200	136,424
4.95%, 01/10/47	215	185,556
5.25%, 08/17/45	100	89,579
BNP Paribas SA, 2.82%, 01/26/41(a)	100	65,254
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(c)	155	106,665
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(c)	130	106,636
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(c)	95	79,370
4.65%, 07/30/45	137	118,000
4.65%, 07/23/48 (Call 06/23/48)	305	264,493
4.75%, 05/18/46	225	188,174
5.30%, 05/06/44	120	109,460
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(c)	157	149,032
5.88%, 01/30/42	55	55,861
6.13%, 08/25/36	190	194,231
6.68%, 09/13/43	120	126,101
8.13%, 07/15/39	201	250,504
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	136,304
3.74%, 09/12/39(a)	260	193,094
3.90%, 07/12/47(a)	100	83,002
Cooperatieve Rabobank UA
5.25%, 05/24/41	120	122,143
5.25%, 08/04/45	250	228,710
Fifth Third Bancorp., 8.25%, 03/01/38	127	143,396
Goldman Sachs Capital I, 6.35%, 02/15/34	20	20,110
Goldman Sachs Group Inc.,
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(c)	160	110,566
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(c)	215	154,452
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(c)	210	154,776

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(c)	$323	$268,038
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(c)	231	199,448
4.75%, 10/21/45 (Call 04/21/45)	277	248,688
4.80%, 07/08/44 (Call 01/08/44)	241	214,719
5.15%, 05/22/45	280	257,541
6.25%, 02/01/41	301	317,958
6.45%, 05/01/36	95	98,821
6.75%, 10/01/37	473	501,531
HSBC Holdings PLC
5.25%, 03/14/44	340	298,289
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(c)	430	433,165
6.50%, 05/02/36	200	202,928
6.50%, 09/15/37	245	243,663
6.80%, 06/01/38	95	95,239
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	80	53,366
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(c)	252	169,662
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(c)	220	162,292
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(c)	286	193,696
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(c)	140	102,532
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(c)	430	302,045
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(c)	287	242,122
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(c)	260	203,728
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(c)	285	225,808
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(c)	240	193,397
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(c)	145	121,506
4.85%, 02/01/44	25	23,451
4.95%, 06/01/45	220	201,199
5.40%, 01/06/42	115	114,726
5.50%, 10/15/40	96	96,585
5.60%, 07/15/41	234	237,016
5.63%, 08/16/43	180	178,963
6.40%, 05/15/38	243	267,256
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	295	170,141
0.00%, 06/29/37(d)	275	150,186
Lloyds Banking Group PLC
4.34%, 01/09/48	200	149,082
5.30%, 12/01/45	200	175,304
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	50	41,256
4.15%, 03/07/39	136	118,268
4.29%, 07/26/38	95	84,037
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(c)	240	151,970

Security	Par (000)	Value

Banks (continued)
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(c)	$265	$195,143
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(c)	330	275,055
4.30%, 01/27/45	291	247,368
4.38%, 01/22/47	265	226,705
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(c)	142	125,075
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(c)	241	242,244
6.38%, 07/24/42	127	138,506
Regions Financial Corp., 7.38%, 12/10/37	25	26,484
Societe Generale SA
3.63%, 03/01/41(a)	200	128,004
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(c)	65	43,135
7.37%, 01/10/53(a)	55	53,420
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	180,514
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	50	34,647
3.05%, 01/14/42	100	73,026
6.18%, 07/13/43	5	5,029
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(c)	325	225,105
4.88%, 05/15/45	235	208,990
Wachovia Corp., 5.50%, 08/01/35	145	139,916
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(c)	415	297,103
3.90%, 05/01/45	205	160,429
4.40%, 06/14/46	170	134,774
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(c)	360	304,405
4.65%, 11/04/44	225	186,068
4.75%, 12/07/46	205	170,087
4.90%, 11/17/45	228	195,567
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(c)	605	545,716
5.38%, 02/07/35	125	121,990
5.38%, 11/02/43	191	175,764
5.61%, 01/15/44	265	249,537
5.95%, 12/01/86	30	29,301
Wells Fargo Bank NA, 6.60%, 01/15/38	250	263,988
Westpac Banking Corp.
2.96%, 11/16/40	120	77,719
3.13%, 11/18/41	125	81,459
4.42%, 07/24/39	120	96,584

		20,093,886

Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	563	538,797
4.90%, 02/01/46 (Call 08/01/45)	1,050	975,943
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	15	12,594
4.63%, 02/01/44	100	90,813
4.70%, 02/01/36 (Call 08/01/35)	200	191,808
4.90%, 02/01/46 (Call 08/01/45)	160	148,118

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	$40	$35,786
4.38%, 04/15/38 (Call 10/15/37)	195	178,183
4.44%, 10/06/48 (Call 04/06/48)	216	188,959
4.50%, 06/01/50 (Call 12/01/49)	115	102,375
4.60%, 04/15/48 (Call 10/15/47)	263	236,232
4.60%, 06/01/60 (Call 12/01/59)	90	78,410
4.75%, 04/15/58 (Call 10/15/57)	135	120,778
4.95%, 01/15/42	80	76,238
5.45%, 01/23/39 (Call 07/23/38)	240	243,538
5.55%, 01/23/49 (Call 07/23/48)	455	465,902
5.80%, 01/23/59 (Call 07/23/58)	185	193,954
8.20%, 01/15/39	125	159,835
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	65	56,107
4.50%, 07/15/45 (Call 01/15/45)	47	42,120
Coca-Cola Co. (The)
2.50%, 06/01/40	131	94,451
2.50%, 03/15/51	180	116,226
2.60%, 06/01/50	155	102,739
2.75%, 06/01/60	125	81,100
2.88%, 05/05/41	115	86,870
3.00%, 03/05/51	165	118,991
4.20%, 03/25/50	80	71,898
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	85	64,357
4.10%, 02/15/48 (Call 08/15/47)	70	55,565
4.50%, 05/09/47 (Call 11/09/46)	50	41,825
5.25%, 11/15/48 (Call 05/15/48)	40	37,314
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	75	61,750
5.88%, 09/30/36	45	47,516
Diageo Investment Corp.
4.25%, 05/11/42	82	71,756
7.45%, 04/15/35	50	59,791
Heineken NV
4.00%, 10/01/42(a)	15	12,193
4.35%, 03/29/47 (Call 09/29/46)(a)	90	74,395
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	55	37,731
3.80%, 05/01/50 (Call 11/01/49)	110	83,300
4.42%, 12/15/46 (Call 06/15/46)	115	95,451
4.50%, 11/15/45 (Call 05/15/45)	45	38,347
4.50%, 04/15/52 (Call 10/15/51)	105	89,238
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	214	169,443
5.00%, 05/01/42	115	103,870
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	85	61,659
2.75%, 10/21/51 (Call 04/21/51)	65	43,922
2.88%, 10/15/49 (Call 04/15/49)	165	116,797
3.38%, 07/29/49 (Call 01/29/49)	47	36,240
3.45%, 10/06/46 (Call 04/06/46)	139	110,488
3.50%, 03/19/40 (Call 09/19/39)	30	24,624
3.63%, 03/19/50 (Call 09/19/49)	229	184,253
3.88%, 03/19/60 (Call 09/19/59)	95	77,789
4.00%, 03/05/42	90	77,994
4.00%, 05/02/47 (Call 11/02/46)	110	96,999
4.20%, 07/18/52 (Call 01/18/52)	25	22,217
4.25%, 10/22/44 (Call 04/22/44)	5	4,345

Security	Par (000)	Value

Beverages (continued)
4.45%, 04/14/46 (Call 10/14/45)	$35	$32,583
4.88%, 11/01/40	20	19,598

		6,862,115

Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	117	69,970
2.80%, 08/15/41 (Call 02/15/41)	165	113,759
3.00%, 01/15/52 (Call 07/15/51)	130	84,478
3.15%, 02/21/40 (Call 08/21/39)	165	123,057
3.38%, 02/21/50 (Call 08/21/49)	230	161,028
4.20%, 02/22/52 (Call 08/22/51)	110	87,539
4.40%, 05/01/45 (Call 11/01/44)	240	201,458
4.40%, 02/22/62 (Call 08/22/61)	105	83,123
4.56%, 06/15/48 (Call 12/15/47)	110	93,756
4.66%, 06/15/51 (Call 12/15/50)	361	310,168
4.88%, 03/01/53 (Call 09/01/52)	130	115,101
4.95%, 10/01/41	86	78,563
5.15%, 11/15/41 (Call 05/15/41)	111	103,789
5.60%, 03/02/43 (Call 09/02/42)	305	299,373
5.65%, 06/15/42 (Call 12/15/41)	50	49,112
5.65%, 03/02/53 (Call 09/02/52)	435	431,237
5.75%, 03/02/63 (Call 09/02/62)	300	295,923
6.38%, 06/01/37	82	87,329
6.40%, 02/01/39	60	63,955
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	115	75,057
3.25%, 02/15/51 (Call 08/15/50)	104	69,126
5.20%, 09/15/45 (Call 03/15/45)	145	136,097
CSL Finance PLC
4.75%, 04/27/52 (Call 10/27/51)(a)	75	67,373
4.95%, 04/27/62 (Call 10/27/61)(a)	25	22,193
Gilead Sciences Inc.
2.80%, 10/01/50 (Call 04/01/50)	185	118,751
4.00%, 09/01/36 (Call 03/01/36)	190	168,038
4.15%, 03/01/47 (Call 09/01/46)	185	154,553
4.50%, 02/01/45 (Call 08/01/44)	205	180,013
4.60%, 09/01/35 (Call 03/01/35)	125	118,715
4.75%, 03/01/46 (Call 09/01/45)	298	271,943
4.80%, 04/01/44 (Call 10/01/43)	160	147,101
5.65%, 12/01/41 (Call 06/01/41)	10	10,205
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	115	71,415
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	125	85,965
3.35%, 09/02/51 (Call 03/02/51)	55	34,085
3.55%, 09/02/50 (Call 03/02/50)	120	78,254

		4,661,602

Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	120	90,173
3.58%, 04/05/50 (Call 10/05/49)	265	189,427
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	125	111,772
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	75	57,704
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	75	63,275
4.63%, 07/02/44 (Call 01/02/44)	30	25,839
4.95%, 07/02/64 (Call 01/02/64)(e)	68	58,477
5.13%, 09/14/45 (Call 03/14/45)	30	27,767

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
6.00%, 01/15/36	$40	$41,147
Lafarge SA, 7.13%, 07/15/36	25	27,350
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	70	46,859
4.25%, 12/15/47 (Call 06/15/47)	80	64,954
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	18,524
4.50%, 05/15/47 (Call 11/15/46)	77	60,399
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	62	49,813
4.40%, 01/30/48 (Call 07/30/47)	25	20,283
7.00%, 12/01/36	20	21,979
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	25	20,640
5.75%, 06/15/43	110	109,758
Trane Technologies Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	12,836
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	34,030
4.70%, 03/01/48 (Call 09/01/47)	30	26,214

		1,179,220

Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	90	65,501
2.80%, 05/15/50 (Call 11/15/49)	115	78,262
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	50	45,940
5.65%, 06/01/52 (Call 12/01/51)	55	49,867
Ashland Inc., 6.88%, 05/15/43 (Call 02/15/43)	30	29,663
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(f)	200	181,476
CF Industries Inc.
4.95%, 06/01/43	82	69,168
5.15%, 03/15/34	65	61,360
5.38%, 03/15/44	90	79,837
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	40	28,545
4.38%, 11/15/42 (Call 05/15/42)	77	63,464
4.63%, 10/01/44 (Call 04/01/44)	120	100,733
4.80%, 05/15/49 (Call 11/15/48)	95	80,605
5.25%, 11/15/41 (Call 05/15/41)	126	117,612
5.55%, 11/30/48 (Call 05/30/48)	95	90,187
6.90%, 05/15/53 (Call 11/15/52)	140	155,792
9.40%, 05/15/39	38	50,168
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	206	201,637
5.42%, 11/15/48 (Call 05/15/48)	200	193,474
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	74	60,243
4.80%, 09/01/42 (Call 03/01/42)	55	46,620
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	190	119,871
2.75%, 08/18/55 (Call 02/18/55)	92	56,356
3.95%, 12/01/47 (Call 06/01/47)	50	41,055
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	60	44,719
6.38%, 05/18/53 (Call 11/18/52)	60	57,523
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(f)	200	136,540
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	90	90,205

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	$130	$86,502
4.38%, 06/01/47 (Call 12/01/46)	140	100,358
5.00%, 09/26/48 (Call 03/26/48)	70	55,641
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	115	90,607
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	123	104,083
5.25%, 07/15/43	55	48,953
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	125	89,817
3.63%, 04/01/51 (Call 10/01/50)	126	84,819
3.80%, 10/01/60 (Call 04/01/60)	55	35,909
4.20%, 10/15/49 (Call 04/15/49)	85	63,236
4.20%, 05/01/50 (Call 11/01/49)	135	100,119
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	66	51,834
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	30	24,683
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	40	33,482
5.45%, 11/15/33 (Call 05/15/33)	50	48,645
5.63%, 11/15/43 (Call 05/15/43)	70	64,654
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	22,548
4.13%, 03/15/35 (Call 09/15/34)	60	52,080
4.90%, 06/01/43 (Call 12/01/42)	40	34,971
5.00%, 04/01/49 (Call 10/01/48)	25	21,736
5.25%, 01/15/45 (Call 07/15/44)	70	63,026
5.63%, 12/01/40	41	38,934
5.80%, 03/27/53 (Call 09/27/52)	145	141,626
5.88%, 12/01/36	60	59,561
6.13%, 01/15/41 (Call 07/15/40)	25	25,096
OCP SA, 6.88%, 04/25/44(f)	200	179,790
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	174,944
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	40	30,046
5.25%, 06/01/45 (Call 12/01/44)	45	38,898
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	65	40,816
3.30%, 05/15/50 (Call 11/15/49)	30	20,376
3.80%, 08/15/49 (Call 02/15/49)	80	59,917
4.00%, 12/15/42 (Call 06/15/42)	40	31,497
4.50%, 06/01/47 (Call 12/01/46)	95	80,946
4.55%, 08/01/45 (Call 02/01/45)	60	50,039
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(f)	200	132,950
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	100	61,178
4.38%, 11/15/47 (Call 05/15/47)	60	46,298
5.00%, 08/15/46 (Call 02/15/46)	126	106,125

		4,993,163

Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	21,452
5.40%, 02/01/43 (Call 08/01/42)	30	26,300
6.00%, 08/15/40 (Call 02/15/40)	75	70,880
6.13%, 10/01/35	95	93,924
6.25%, 07/15/41 (Call 01/15/41)	16	15,518

		228,074

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.8%
American University (The), Series 2019, 3.67%, 04/01/49	$20	$15,437
California Endowment (The), Series 2021, 2.50%,
04/01/51 (Call 10/01/50)	85	52,850
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	9,690
4.32%, 08/01/45	75	66,243
4.70%, 11/01/2111	70	58,230
Case Western Reserve University, 5.41%, 06/01/2122
(Call 12/01/2121)	5	4,710
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	184,538
6.85%, 07/02/37(a)	200	214,226
Duke University
Series 2020, 2.68%, 10/01/44	90	63,948
Series 2020, 2.76%, 10/01/50	40	26,784
Series 2020, 2.83%, 10/01/55	50	33,015
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	45	30,889
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	70	57,018
4.50%, 02/15/45 (Call 08/15/44)(a)	40	33,873
5.40%, 05/01/53(a)	75	73,300
5.63%, 03/15/42(a)	10	9,818
6.70%, 06/01/34(a)	20	21,759
7.00%, 10/15/37(a)	205	231,539
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	21,974
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	30,008
George Washington University (The)
4.87%, 09/15/45	90	83,942
Series 2014, 4.30%, 09/15/44	75	64,776
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	21,184
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	29,667
Series B, 4.32%, 04/01/49 (Call 10/01/48)	111	94,864
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	65	47,664
5.95%, 08/15/52 (Call 02/15/52)	95	90,261
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	15	12,889
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	55	46,903
Series A, 2.81%, 01/01/60 (Call 07/01/59)	60	38,177
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	20	12,599
3.65%, 05/01/48 (Call 11/01/47)	100	81,887
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	95	68,553
3.89%, 07/01/2116	25	18,657
3.96%, 07/01/38	25	22,259
4.68%, 07/01/2114	30	27,026
5.60%, 07/01/2111	30	32,195
Series F, 2.99%, 07/01/50 (Call 01/01/50)	125	90,052
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	60	36,440
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	95	60,124
3.25%, 05/20/50 (Call 11/20/49)	45	31,046
3.75%, 02/25/52 (Call 08/25/51)	55	41,982
4.88%, 12/17/48 (Call 06/17/48)	25	22,758
5.25%, 07/15/44	51	48,961
Northeastern University, Series 2020, 2.89%, 10/01/50	30	19,814

Security	Par (000)	Value

Commercial Services (continued)
Northwestern University
4.64%, 12/01/44	$90	$84,828
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	39,062
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	32,743
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	149	105,814
5.05%, 06/01/52 (Call 12/01/51)(b)	110	106,314
5.25%, 06/01/62 (Call 12/01/61)	40	38,067
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	70	45,371
3.15%, 07/15/46 (Call 01/15/46)	45	33,317
3.30%, 07/15/56 (Call 01/15/56)	45	32,456
4.88%, 10/15/40(b)	65	64,080
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	5	3,401
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	120	75,199
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	135	73,517
3.25%, 12/01/49 (Call 06/01/49)	86	61,415
3.70%, 03/01/52 (Call 09/01/51)	25	19,451
3.90%, 03/01/62 (Call 09/01/61)	10	7,842
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	25	17,566
Trustees of Boston University, Series CC, 4.06%, 10/01/48
(Call 04/01/48)	85	71,507
Trustees of Princeton University (The)
5.70%, 03/01/39	95	102,069
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	110	72,138
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	10,413
4.67%, 09/01/2112	15	12,786
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	20	13,932
4.00%, 10/01/53 (Call 04/01/53)	140	116,294
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	10	7,497
Series C, 2.55%, 04/01/50 (Call 10/01/49)	10	6,628
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	105	82,540
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	61	47,718
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	105	69,465
3.03%, 10/01/39	145	115,788
5.25%, 10/01/2111(b)	50	47,758
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	85	70,504
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	15	10,214
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	35	24,942
5.50%, 06/15/45 (Call 12/15/44)	55	50,733
Washington University (The), 3.52%, 04/15/54
(Call 10/15/53)	5	3,871
William Marsh Rice University, 3.57%, 05/15/45	135	107,893
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	108	68,177

		4,337,839

Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	120	85,709
2.40%, 08/20/50 (Call 02/20/50)	105	67,461
2.55%, 08/20/60 (Call 02/20/60)	195	122,567
2.65%, 05/11/50 (Call 11/11/49)	228	151,821

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.65%, 02/08/51 (Call 08/08/50)	$375	$248,557
2.70%, 08/05/51 (Call 02/05/51)	180	119,632
2.80%, 02/08/61 (Call 08/08/60)	205	132,065
2.85%, 08/05/61 (Call 02/05/61)	105	67,933
2.95%, 09/11/49 (Call 03/11/49)	260	185,518
3.45%, 02/09/45	160	129,357
3.75%, 09/12/47 (Call 03/12/47)	100	83,286
3.75%, 11/13/47 (Call 05/13/47)	115	95,624
3.85%, 05/04/43	305	263,929
3.85%, 08/04/46 (Call 02/04/46)	175	147,870
3.95%, 08/08/52 (Call 02/08/52)	220	185,819
4.10%, 08/08/62 (Call 02/08/62)	150	125,642
4.25%, 02/09/47 (Call 08/09/46)	80	72,967
4.38%, 05/13/45	221	203,229
4.45%, 05/06/44	50	47,519
4.50%, 02/23/36 (Call 08/23/35)	235	234,763
4.65%, 02/23/46 (Call 08/23/45)	395	377,549
4.85%, 05/10/53	130	128,309
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)	40	27,392
6.55%, 11/15/36	20	20,031
Dell Inc., 6.50%, 04/15/38	50	50,724
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	75	52,712
3.45%, 12/15/51 (Call 06/15/51)(a)	170	111,005
8.10%, 07/15/36 (Call 01/15/36)	129	148,173
8.35%, 07/15/46 (Call 01/15/46)	48	58,827
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	80,859
6.35%, 10/15/45 (Call 04/15/45)	150	153,610
HP Inc., 6.00%, 09/15/41	117	115,204
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	100	71,051
3.43%, 02/09/52 (Call 08/09/51)	100	70,262
4.00%, 06/20/42	180	147,886
4.15%, 05/15/39	150	128,617
4.25%, 05/15/49	130	107,238
4.70%, 02/19/46	195	172,214
4.90%, 07/27/52 (Call 01/27/52)	165	150,132
5.60%, 11/30/39	135	136,064
7.13%, 12/01/96	40	48,988
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	45	30,701
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	50	44,295

		5,203,111

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	70	58,675
4.00%, 08/15/45	90	79,440
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	106	73,438
4.15%, 03/15/47 (Call 09/15/46)	15	12,620
4.38%, 06/15/45 (Call 12/15/44)	40	34,311
6.00%, 05/15/37	45	47,824
GSK Consumer Healthcare Capital U.S. LLC, 4.00%,
03/24/52 (Call 09/24/51)	100	80,063
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)(a)	165	161,474
5.10%, 03/22/43 (Call 09/22/42)(a)	135	132,250
5.20%, 03/22/63 (Call 09/22/62)(a)	45	44,041

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
3.55%, 03/25/40	$55	$47,198
3.60%, 03/25/50	120	98,386
5.55%, 03/05/37	75	81,092

		950,812

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	30	23,824
4.20%, 05/15/47 (Call 11/15/46)	30	25,983
4.60%, 06/15/45 (Call 12/15/44)	125	114,530

		164,337

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	50	39,670
3.85%, 10/29/41 (Call 04/29/41)	150	111,132
American Express Co., 4.05%, 12/03/42	102	87,298
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(a)	5	3,167
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	25	14,419
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	105	62,008
3.20%, 01/30/52 (Call 07/30/51)(a)	15	9,531
3.50%, 09/10/49 (Call 03/10/49)(a)	50	32,951
4.00%, 10/02/47 (Call 04/02/47)(a)	60	43,089
4.45%, 07/15/45(a)	95	74,322
5.00%, 06/15/44(a)	40	34,006
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(a)	15	9,027
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	60	39,961
4.70%, 09/20/47 (Call 03/20/47)	108	89,099
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	90	58,333
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	173,112
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	120	72,608
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	187	189,405
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	25	15,372
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	130	90,670
3.00%, 06/15/50 (Call 12/15/49)	187	124,729
3.00%, 09/15/60 (Call 03/15/60)	95	59,048
4.25%, 09/21/48 (Call 03/21/48)	165	138,968
4.95%, 06/15/52 (Call 12/15/51)	160	149,035
5.20%, 06/15/62 (Call 12/15/61)	125	118,789
Invesco Finance PLC, 5.38%, 11/30/43	50	46,976
Jefferies Financial Group Inc., 6.25%, 01/15/36	100	101,202
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	75	67,513
Legg Mason Inc., 5.63%, 01/15/44	105	101,638
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	30	20,956
3.65%, 06/01/49 (Call 12/01/48)	90	72,035
3.80%, 11/21/46 (Call 05/21/46)	130	107,346
3.85%, 03/26/50 (Call 09/26/49)	190	157,580
3.95%, 02/26/48 (Call 08/26/47)	50	42,460
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	130	85,452
3.25%, 04/28/50 (Call 10/28/49)	115	76,380
3.95%, 03/07/52 (Call 09/07/51)	50	37,432
5.55%, 02/15/34	160	159,374

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.95%, 08/15/53	$5	$4,960
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	90	71,085
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	50	36,371
4.95%, 07/15/46	80	69,810
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
4.00%, 10/15/33 (Call 10/15/27)(a)	95	75,367
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	130	76,888
2.70%, 04/15/40 (Call 10/15/39)	167	124,544
3.65%, 09/15/47 (Call 03/15/47)	115	93,801
4.15%, 12/14/35 (Call 06/14/35)	190	179,244
4.30%, 12/14/45 (Call 06/14/45)	402	363,412
Voya Financial Inc.
4.80%, 06/15/46	15	11,873
5.70%, 07/15/43	85	78,512
Western Union Co. (The), 6.20%, 11/17/36	81	81,206

		4,183,166

Electric — 5.7%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(f)	200	163,954
Adani Transmission Ltd., 4.25%, 05/21/36(f)	163	120,491
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	45	32,570
5.25%, 05/15/52 (Call 11/15/51)	60	54,983
Series H, 3.45%, 01/15/50 (Call 07/15/49)	30	20,717
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	5	3,424
3.75%, 12/01/47 (Call 06/01/47)	47	36,483
3.80%, 06/15/49 (Call 12/15/48)	65	50,197
4.00%, 12/01/46 (Call 06/01/46)	15	12,297
4.50%, 06/15/52 (Call 12/01/51)	30	25,901
5.40%, 03/15/53 (Call 09/15/52)	120	119,328
Series M, 3.65%, 04/01/50 (Call 10/01/49)	130	98,115
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	105	67,987
3.13%, 07/15/51 (Call 01/15/51)	55	36,115
3.45%, 10/01/49 (Call 04/01/49)	65	46,110
3.75%, 03/01/45 (Call 09/01/44)	100	76,314
4.15%, 08/15/44 (Call 02/15/44)	75	60,649
4.30%, 01/02/46 (Call 07/02/45)	30	24,696
6.00%, 03/01/39	110	113,524
Series A, 4.30%, 07/15/48 (Call 01/15/48)	47	38,652
Series B, 3.70%, 12/01/47 (Call 06/01/47)	95	71,394
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	19,256
3.25%, 03/15/50 (Call 09/15/49)	5	3,511
3.70%, 12/01/47 (Call 06/01/47)	40	30,890
4.15%, 03/15/46 (Call 09/15/45)	40	32,693
4.50%, 03/15/49 (Call 09/15/48)	25	21,981
5.90%, 12/01/52 (Call 06/01/52)	25	26,522
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	55	36,026
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(a)	5	4,498
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	30	24,126
4.45%, 06/01/45 (Call 12/01/44)	25	20,385
7.00%, 04/01/38	91	100,843
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	32,404

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	$75	$50,098
3.50%, 12/01/49 (Call 06/01/49)	30	20,333
3.75%, 05/15/46 (Call 11/15/45)	75	54,328
4.20%, 08/15/48 (Call 02/15/48)	35	26,879
4.35%, 11/15/45 (Call 05/15/45)	25	19,916
4.50%, 04/01/42 (Call 10/01/41)	106	87,979
5.05%, 09/01/41 (Call 03/01/41)	30	26,485
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	65	49,633
4.35%, 06/01/48 (Call 12/01/47)	75	61,457
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	5	3,215
3.20%, 09/15/49 (Call 03/15/49)	25	17,061
3.50%, 08/15/46 (Call 02/15/46)	25	18,315
3.75%, 08/15/47 (Call 02/15/47)	45	34,287
4.25%, 09/15/48 (Call 03/15/48)	10	8,202
4.55%, 06/01/52 (Call 12/01/51)	80	69,191
5.40%, 06/01/53 (Call 12/01/52)	45	44,392
6.35%, 10/01/36	100	106,801
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)	30	24,196
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	130	80,544
3.80%, 07/15/48 (Call 01/15/48)	175	129,171
4.25%, 10/15/50 (Call 04/15/50)	125	97,584
4.45%, 01/15/49 (Call 07/15/48)	118	96,697
4.50%, 02/01/45 (Call 08/01/44)	138	116,109
4.60%, 05/01/53 (Call 11/01/52)	90	74,181
5.15%, 11/15/43 (Call 05/15/43)	35	32,200
5.95%, 05/15/37	115	116,837
6.13%, 04/01/36	206	215,443
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	55	39,014
4.20%, 09/15/46 (Call 03/15/46)	55	41,944
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	49,691
3.60%, 03/01/52 (Call 09/01/51)	10	7,448
3.95%, 03/01/48 (Call 09/01/47)	30	24,046
4.50%, 04/01/44 (Call 10/01/43)	150	129,945
5.30%, 04/01/53 (Call 10/01/52)	95	94,154
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	40	33,483
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	9,737
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	40	28,636
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	30	24,160
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36 .	63	62,178
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	40	35,618
Comision Federal de Electricidad, 4.68%, 02/09/51
(Call 08/09/50)(f)	200	134,586
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	75	49,570
3.65%, 06/15/46 (Call 12/15/45)	75	56,396
3.70%, 03/01/45 (Call 09/01/44)	30	23,102
4.00%, 03/01/48 (Call 09/01/47)	100	80,546
4.00%, 03/01/49 (Call 09/01/48)	40	31,896
4.35%, 11/15/45 (Call 05/15/45)	60	50,635
4.70%, 01/15/44 (Call 07/15/43)	45	39,879
5.90%, 03/15/36	85	87,949
6.45%, 01/15/38	30	32,392

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	$65	$49,664
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	240	163,913
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	50	30,751
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	55	42,079
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	35	28,476
4.30%, 04/15/44 (Call 10/15/43)	50	42,214
5.25%, 01/15/53 (Call 07/15/52)	55	53,720
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,461
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	20	13,400
3.60%, 06/15/61 (Call 12/15/60)	50	34,548
3.70%, 11/15/59 (Call 05/15/59)	65	45,929
3.85%, 06/15/46 (Call 12/15/45)	95	72,729
3.95%, 03/01/43 (Call 09/01/42)	140	111,383
4.45%, 03/15/44 (Call 09/15/43)	145	123,398
4.50%, 12/01/45 (Call 06/01/45)	145	122,587
4.50%, 05/15/58 (Call 11/15/57)	110	89,708
4.63%, 12/01/54 (Call 06/01/54)	55	46,641
6.15%, 11/15/52 (Call 05/15/52)	115	123,308
Series 06-A, 5.85%, 03/15/36	100	100,890
Series 08-B, 6.75%, 04/01/38	35	38,638
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	90	69,070
Series A, 4.13%, 05/15/49 (Call 11/15/48)	120	95,015
Series C, 4.00%, 11/15/57 (Call 05/15/57)	55	42,426
Series C, 4.30%, 12/01/56 (Call 06/01/56)	100	78,867
Series E, 4.65%, 12/01/48 (Call 06/01/48)	55	47,346
Consorcio Transmantaro SA, 5.20%, 04/11/38
(Call 01/11/38)(f)	200	184,234
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	85	80,300
6.25%, 10/01/39	83	84,057
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	25	13,795
3.10%, 08/15/50 (Call 02/15/50)	106	72,668
3.50%, 08/01/51 (Call 02/01/51)	75	55,409
3.75%, 02/15/50 (Call 08/15/49)	20	15,474
4.05%, 05/15/48 (Call 11/15/47)	90	73,128
4.20%, 09/01/52 (Call 03/01/52)	90	74,387
4.35%, 04/15/49 (Call 10/15/48)	60	51,505
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	35	26,473
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	15	12,600
7.00%, 06/15/38	35	37,886
Series A, 4.60%, 03/15/49 (Call 09/15/48)	40	33,216
Series B, 5.95%, 06/15/35	120	122,051
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	38,646
Series C, 4.90%, 08/01/41 (Call 02/01/41)	50	43,952
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	65	57,306
5.10%, 06/01/65 (Call 12/01/64)	35	32,578
5.45%, 02/01/41 (Call 08/01/40)	25	24,168
6.05%, 01/15/38	66	68,584
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	40	26,527
3.70%, 03/15/45 (Call 09/15/44)	55	42,011
3.70%, 06/01/46 (Call 12/01/45)	5	3,796
3.75%, 08/15/47 (Call 02/15/47)	100	76,314
3.95%, 03/01/49 (Call 09/01/48)	85	67,382

Security	Par (000)	Value

Electric (continued)
4.30%, 07/01/44 (Call 01/01/44)	$30	$25,165
5.40%, 04/01/53 (Call 10/01/52)	100	99,602
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	20,244
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	32,390
Series B, 3.25%, 04/01/51 (Call 10/01/50)	95	66,138
Series B, 3.65%, 03/01/52 (Call 09/01/51)	10	7,465
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	80	54,894
3.45%, 04/15/51 (Call 10/15/50)	15	10,575
3.55%, 03/15/52 (Call 09/15/51)	35	25,458
3.70%, 12/01/47 (Call 06/01/47)	45	33,997
3.75%, 06/01/45 (Call 12/01/44)	75	57,110
3.88%, 03/15/46 (Call 09/15/45)	80	61,583
3.95%, 03/15/48 (Call 09/15/47)	55	43,305
4.00%, 09/30/42 (Call 03/30/42)	100	80,946
4.25%, 12/15/41 (Call 06/15/41)	40	33,809
5.30%, 02/15/40	65	63,424
5.35%, 01/15/53 (Call 07/15/52)	65	63,292
5.40%, 01/15/54	48	47,135
6.00%, 01/15/38	55	57,110
6.05%, 04/15/38	40	41,519
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	75	53,776
3.50%, 06/15/51 (Call 12/15/50)	65	44,721
3.75%, 09/01/46 (Call 03/01/46)	100	73,355
3.95%, 08/15/47 (Call 02/15/47)	210	156,887
4.20%, 06/15/49 (Call 12/15/48)	40	31,080
4.80%, 12/15/45 (Call 06/15/45)	55	47,563
5.00%, 08/15/52 (Call 02/15/52)	120	105,241
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	29,502
3.40%, 10/01/46 (Call 04/01/46)	50	35,962
3.85%, 11/15/42 (Call 05/15/42)	50	39,330
4.20%, 07/15/48 (Call 01/15/48)	30	24,544
5.65%, 04/01/40	30	29,902
5.95%, 11/15/52 (Call 05/15/52)	40	41,833
6.35%, 09/15/37	150	159,570
6.40%, 06/15/38	150	161,265
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	70	42,744
3.75%, 05/15/46 (Call 11/15/45)	40	29,952
5.40%, 04/01/53 (Call 10/01/52)	90	87,606
6.12%, 10/15/35	35	36,166
6.35%, 08/15/38	40	42,633
6.45%, 04/01/39	30	31,817
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	125	85,157
Duke Energy Ohio Inc.
4.30%, 02/01/49 (Call 08/01/48)	35	28,554
5.65%, 04/01/53 (Call 10/01/52)	35	34,937
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	20	11,816
2.90%, 08/15/51 (Call 02/15/51)	50	31,768
3.60%, 09/15/47 (Call 03/15/47)	90	66,739
3.70%, 10/15/46 (Call 04/15/46)	125	92,842
4.10%, 05/15/42 (Call 11/15/41)	65	53,522
4.10%, 03/15/43 (Call 09/15/42)	50	40,697
4.15%, 12/01/44 (Call 06/01/44)	65	53,131
4.20%, 08/15/45 (Call 02/15/45)	80	64,667
4.38%, 03/30/44 (Call 09/30/43)	55	46,478
5.35%, 03/15/53 (Call 09/15/52)	40	38,770

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.30%, 04/01/38	$50	$52,740
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	57,603
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	15	12,896
6.00%, 05/15/35	26	25,698
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	95	84,131
4.88%, 01/22/44(a)	90	74,310
4.95%, 10/13/45 (Call 04/13/45)(a)	145	118,725
5.00%, 09/21/48 (Call 03/21/48)(a)	90	73,279
5.25%, 10/13/55 (Call 04/13/55)(a)	25	20,032
5.60%, 01/27/40(a)	90	83,849
6.00%, 01/22/2114(a)	65	57,314
6.90%, 05/23/53(a)	15	15,667
6.95%, 01/26/39(a)	355	375,043
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	58,724
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(f)	200	157,632
Enel Finance America LLC, 2.88%, 07/12/41
(Call 01/12/41)(a)	200	125,964
Enel Finance International NV
4.75%, 05/25/47(a)	85	69,431
5.50%, 06/15/52 (Call 12/15/51)(a)	195	170,980
6.00%, 10/07/39(a)	30	28,956
6.80%, 09/15/37(a)	185	193,051
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	55	32,710
3.35%, 06/15/52 (Call 12/15/51)	45	30,767
4.20%, 04/01/49 (Call 10/01/48)	40	32,010
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	115	81,290
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	60	37,552
3.10%, 06/15/41 (Call 12/15/40)	50	36,441
4.20%, 09/01/48 (Call 03/01/48)	160	128,286
4.20%, 04/01/50 (Call 10/01/49)	75	60,062
4.95%, 01/15/45 (Call 01/15/25)	90	79,213
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	17,938
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	75	53,500
4.50%, 03/30/39 (Call 09/30/38)	35	30,645
5.00%, 09/15/52 (Call 03/15/52)	40	35,935
5.80%, 09/01/53	25	25,214
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	25	17,090
3.45%, 04/15/50 (Call 10/15/49)	10	7,068
4.10%, 04/01/43 (Call 10/01/42)	105	83,340
4.13%, 03/01/42 (Call 09/01/41)	61	49,628
4.25%, 12/01/45 (Call 06/01/45)	5	4,057
5.70%, 03/15/53 (Call 09/15/52)	60	59,844
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	55	44,340
5.30%, 10/01/41 (Call 04/01/41)	40	38,600
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	75	58,523
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	85	59,520
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	85	65,468
4.45%, 04/15/46 (Call 10/15/45)	50	41,280
4.70%, 04/15/50 (Call 10/15/49)	140	118,775
5.10%, 06/15/45 (Call 12/15/44)	90	81,909
5.60%, 03/15/53 (Call 09/15/52)	115	111,008
5.63%, 06/15/35	75	74,606

Security	Par (000)	Value

Electric (continued)
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	$40	$38,247
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	95	62,944
Series C, 5.10%, 07/15/47 (Call 01/15/47)	75	65,572
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	75	60,376
5.45%, 07/15/44 (Call 01/15/44)(a)	55	49,681
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	100	65,413
3.70%, 12/01/47 (Call 06/01/47)	155	120,367
3.80%, 12/15/42 (Call 06/15/42)	130	105,999
3.95%, 03/01/48 (Call 09/01/47)	110	89,171
3.99%, 03/01/49 (Call 09/01/48)	30	24,193
4.05%, 06/01/42 (Call 12/01/41)	60	50,569
4.05%, 10/01/44 (Call 04/01/44)	40	33,553
4.13%, 02/01/42 (Call 08/01/41)	105	89,218
4.13%, 06/01/48 (Call 12/01/47)	45	37,553
5.25%, 02/01/41 (Call 08/01/40)	60	58,738
5.30%, 04/01/53 (Call 10/01/52)	135	133,807
5.65%, 02/01/37	115	117,076
5.69%, 03/01/40	75	76,858
5.95%, 02/01/38	30	31,412
5.96%, 04/01/39	25	26,346
Georgia Power Co.
4.30%, 03/15/42	110	92,001
4.30%, 03/15/43	25	20,571
5.13%, 05/15/52 (Call 11/15/51)	60	55,729
Series 10-C, 4.75%, 09/01/40	60	53,335
Series A, 3.25%, 03/15/51 (Call 09/15/50)	85	57,718
Series B, 3.70%, 01/30/50 (Call 07/30/49)	120	88,817
Great River Energy
6.25%, 07/01/38(a)	74	76,838
7.23%, 07/01/38(a)	36	40,536
Iberdrola International BV, 6.75%, 07/15/36	60	65,350
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	90	88,457
Series K, 4.20%, 03/01/48 (Call 09/01/47)	5	4,110
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	8,080
5.63%, 04/01/53 (Call 10/01/52)	160	161,386
Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	61,758
Indianapolis Power & Light Co., 4.05%, 05/01/46
(Call 11/01/45)(a)	36	28,153
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51(f)	200	148,308
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(f)	200	156,338
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	55	34,751
3.50%, 09/30/49 (Call 03/30/49)	25	17,584
6.25%, 07/15/39	40	41,140
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	20	18,405
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,514
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	35	24,108
4.38%, 10/01/45 (Call 04/01/45)	100	82,083
5.13%, 11/01/40 (Call 05/01/40)	100	93,745
Louisville Gas & Electric Co., 4.25%, 04/01/49
(Call 10/01/48)	95	77,006

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	$5	$3,637
5.90%, 11/15/39(a)	30	29,475
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	100	60,672
3.15%, 04/15/50 (Call 10/15/49)	65	43,886
3.65%, 08/01/48 (Call 02/01/48)	65	48,496
3.95%, 08/01/47 (Call 02/01/47)	145	113,844
4.25%, 05/01/46 (Call 11/01/45)	5	4,100
4.25%, 07/15/49 (Call 01/15/49)	95	78,123
4.80%, 09/15/43 (Call 03/15/43)	25	22,466
5.75%, 11/01/35	25	25,680
5.80%, 10/15/36	25	25,605
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	157,276
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	90	73,526
Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	31,700
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(a)	35	32,837
National Grid USA, 5.80%, 04/01/35	55	54,168
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	35	28,427
4.40%, 11/01/48 (Call 05/01/48)	30	24,713
Nevada Power Co., Series R, 6.75%, 07/01/37	40	43,012
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	10	6,225
3.80%, 12/05/47 (Call 06/05/47)(a)	104	79,434
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	35	22,236
5.25%, 02/28/53 (Call 08/28/52)	150	138,912
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	45	28,557
4.12%, 11/28/42(a)	25	19,435
5.78%, 09/16/52 (Call 03/16/52)(a)	85	83,595
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	100	61,074
2.90%, 03/01/50 (Call 09/01/49)	15	9,869
3.20%, 04/01/52 (Call 10/01/51)	130	88,869
3.40%, 08/15/42 (Call 02/15/42)	66	50,176
3.60%, 05/15/46 (Call 11/15/45)	70	52,909
3.60%, 09/15/47 (Call 03/15/47)	65	49,026
4.00%, 08/15/45 (Call 02/15/45)	15	11,948
4.13%, 05/15/44 (Call 11/15/43)	175	144,324
4.50%, 06/01/52 (Call 12/01/51)	39	33,755
5.35%, 11/01/39	40	39,242
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	19,963
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	40	26,850
4.40%, 03/01/44 (Call 09/01/43)	65	55,847
4.55%, 06/01/52 (Call 12/01/51)	100	86,761
4.95%, 09/15/52 (Call 03/15/52)	15	13,995
5.50%, 03/15/40	10	9,833
Oglethorpe Power Corp.
4.50%, 04/01/47	20	15,935
5.38%, 11/01/40	150	135,585
5.95%, 11/01/39	47	46,325
Ohio Edison Co., 6.88%, 07/15/36	35	38,099
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	132,600
4.15%, 04/01/48 (Call 10/01/47)	60	47,954

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	$15	$11,379
4.15%, 04/01/47 (Call 10/01/46)	55	43,701
5.60%, 04/01/53 (Call 10/01/52)	50	49,664
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	50	30,799
3.10%, 09/15/49 (Call 03/15/49)	90	61,257
3.70%, 05/15/50 (Call 11/15/49)	45	34,032
3.75%, 04/01/45 (Call 10/01/44)	90	71,004
3.80%, 09/30/47 (Call 03/30/47)	85	66,358
3.80%, 06/01/49 (Call 12/01/48)	40	30,926
4.10%, 11/15/48 (Call 05/15/48)	100	81,262
4.55%, 12/01/41 (Call 06/01/41)	50	44,641
4.60%, 06/01/52 (Call 12/01/51)	30	26,597
4.95%, 09/15/52 (Call 03/15/52)	50	46,435
5.30%, 06/01/42 (Call 12/01/41)	40	39,458
7.50%, 09/01/38	35	41,741
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	145	97,430
3.50%, 08/01/50 (Call 02/01/50)	190	119,656
3.75%, 08/15/42 (Call 02/15/42)	45	30,277
3.95%, 12/01/47 (Call 06/01/47)	110	73,197
4.00%, 12/01/46 (Call 06/01/46)	5	3,309
4.20%, 06/01/41 (Call 12/01/40)	145	105,328
4.25%, 03/15/46 (Call 09/15/45)	15	10,210
4.30%, 03/15/45 (Call 09/15/44)	35	24,468
4.45%, 04/15/42 (Call 10/15/41)	20	14,811
4.50%, 07/01/40 (Call 01/01/40)	130	100,290
4.60%, 06/15/43 (Call 12/15/42)	25	18,694
4.75%, 02/15/44 (Call 08/15/43)	75	57,460
4.95%, 07/01/50 (Call 01/01/50)	285	220,547
5.25%, 03/01/52 (Call 09/01/51)	65	51,327
6.70%, 04/01/53 (Call 10/01/52)	130	126,455
6.75%, 01/15/53 (Call 07/15/52)	210	204,338
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	40	23,538
3.30%, 03/15/51 (Call 09/15/50)	90	57,495
4.10%, 02/01/42 (Call 08/01/41)	50	37,949
4.13%, 01/15/49 (Call 07/15/48)	60	43,777
4.15%, 02/15/50 (Call 08/15/49)	35	25,719
5.35%, 12/01/53 (Call 06/01/53)	80	69,046
5.50%, 05/15/54	90	79,584
5.75%, 04/01/37	95	93,357
6.00%, 01/15/39	80	79,539
6.10%, 08/01/36	35	35,184
6.25%, 10/15/37	110	112,345
6.35%, 07/15/38	25	25,497
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	26,657
3.70%, 09/15/47 (Call 03/15/47)	85	65,164
3.90%, 03/01/48 (Call 09/01/47)	50	39,810
4.15%, 10/01/44 (Call 04/01/44)	50	41,111
4.60%, 05/15/52 (Call 11/15/51)	40	35,118
5.95%, 10/01/36	65	67,910
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	159,360
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
5.25%, 10/24/42(b)(f)	200	175,030
6.15%, 05/21/48(f)	200	189,242

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	$425	$409,169
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	60	49,954
6.50%, 11/15/37	45	49,134
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	25	20,120
4.13%, 06/15/44 (Call 12/15/43)	40	32,904
4.75%, 07/15/43 (Call 01/15/43)	50	45,179
5.25%, 05/15/53 (Call 11/15/52)	105	102,062
6.25%, 05/15/39	10	10,672
Progress Energy Inc., 6.00%, 12/01/39	65	65,358
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	18,960
4.05%, 09/15/49 (Call 03/15/49)	45	35,014
4.10%, 06/15/48 (Call 12/15/47)	30	23,409
4.30%, 03/15/44 (Call 09/15/43)	25	20,772
4.50%, 06/01/52 (Call 12/01/51)	35	29,012
5.25%, 04/01/53 (Call 10/01/52)	130	119,959
6.50%, 08/01/38	30	31,843
Series 17, 6.25%, 09/01/37	111	115,762
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	20,171
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	25	15,039
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	55	41,308
5.15%, 01/15/53 (Call 07/15/52)	35	34,068
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51 (Call 02/15/51)	10	6,523
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	50	28,084
2.70%, 05/01/50 (Call 11/01/49)	25	16,031
3.20%, 08/01/49 (Call 02/01/49)	35	24,726
3.60%, 12/01/47 (Call 06/01/47)	75	57,244
3.80%, 03/01/46 (Call 09/01/45)	60	47,485
3.85%, 05/01/49 (Call 11/01/48)	40	31,642
3.95%, 05/01/42 (Call 11/01/41)	75	62,554
5.13%, 03/15/53 (Call 09/15/52)	145	141,585
5.80%, 05/01/37	30	30,646
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	75	51,190
4.22%, 06/15/48 (Call 12/15/47)	53	42,980
4.30%, 05/20/45 (Call 11/20/44)	30	24,282
5.64%, 04/15/41 (Call 10/15/40)	36	35,216
5.76%, 10/01/39	35	34,592
6.27%, 03/15/37	45	46,579
Ruwais Power Co. PJSC, 6.00%, 08/31/36(f)	200	203,676
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	25	18,611
4.15%, 05/15/48 (Call 11/15/47)	145	117,435
4.50%, 08/15/40	65	57,616
5.35%, 04/01/53 (Call 10/01/52)	155	150,091
6.00%, 06/01/39	30	30,563
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	11,355
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	45	30,832
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	45	29,306
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	188,012
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	110	89,580
4.00%, 02/01/48 (Call 08/01/47)	76	58,140
6.00%, 10/15/39	90	89,803

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	$35	$23,914
3.65%, 02/01/50 (Call 08/01/49)	135	97,743
4.00%, 04/01/47 (Call 10/01/46)	125	96,756
4.05%, 03/15/42 (Call 09/15/41)	166	131,281
4.50%, 09/01/40 (Call 03/01/40)	40	34,182
4.65%, 10/01/43 (Call 04/01/43)	90	77,233
5.50%, 03/15/40	50	48,266
5.70%, 03/01/53 (Call 09/01/52)	60	58,206
5.88%, 12/01/53 (Call 06/01/53)	60	59,715
6.00%, 01/15/34	70	72,415
6.05%, 03/15/39	60	60,551
Series 05-E, 5.35%, 07/15/35	60	59,426
Series 06-E, 5.55%, 01/15/37	30	29,159
Series 08-A, 5.95%, 02/01/38	96	97,666
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	165	126,347
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	15,867
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	47,581
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	50,552
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	98,554
Series E, 5.45%, 06/01/52 (Call 12/01/51)	10	9,391
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	21,394
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	75	65,341
4.40%, 07/01/46 (Call 01/01/46)	100	82,334
Southern Power Co.
5.15%, 09/15/41	55	49,773
Series F, 4.95%, 12/15/46 (Call 06/15/46)	5	4,254
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	35	22,628
6.20%, 03/15/40	30	30,419
Series J, 3.90%, 04/01/45 (Call 10/01/44)	135	99,469
Series L, 3.85%, 02/01/48 (Call 08/01/47)	35	25,412
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	70	48,121
3.70%, 08/15/47 (Call 02/15/47)	35	25,627
3.75%, 06/15/49 (Call 12/15/48)	40	29,473
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	105	69,284
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	191,992
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	54	37,011
3.63%, 06/15/50 (Call 12/15/49)	50	36,028
4.10%, 06/15/42 (Call 12/15/41)	30	24,481
4.30%, 06/15/48 (Call 12/15/47)	43	34,673
4.35%, 05/15/44 (Call 11/15/43)	29	23,636
4.45%, 06/15/49 (Call 12/15/48)	10	8,227
5.00%, 07/15/52 (Call 01/15/52)	30	26,956
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40(f)	183	154,371
Toledo Edison Co. (The), 6.15%, 05/15/37	26	26,833
TransAlta Corp., 6.50%, 03/15/40	30	28,600
Tri-State Generation & Transmission Association Inc.,
6.00%, 06/15/40(a)	60	55,063
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	13,065
4.00%, 06/15/50 (Call 12/15/49)	45	33,692
4.85%, 12/01/48 (Call 06/01/48)	30	25,602
5.50%, 04/15/53 (Call 10/15/52)	55	53,021
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	75	45,556

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 10/01/49 (Call 04/01/49)	$30	$20,256
3.65%, 04/15/45 (Call 10/15/44)	110	81,925
3.90%, 09/15/42 (Call 03/15/42)	50	39,316
4.00%, 04/01/48 (Call 10/01/47)	60	46,946
5.30%, 08/01/37	35	34,644
5.45%, 03/15/53 (Call 09/15/52)	100	98,549
8.45%, 03/15/39	26	33,002
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	140	80,849
2.95%, 11/15/51 (Call 05/15/51)	50	31,980
3.30%, 12/01/49 (Call 06/01/49)	105	72,846
4.00%, 01/15/43 (Call 07/15/42)	70	56,817
4.45%, 02/15/44 (Call 08/15/43)	115	97,360
4.60%, 12/01/48 (Call 06/01/48)	25	21,433
5.45%, 04/01/53 (Call 10/01/52)	110	106,463
6.35%, 11/30/37	5	5,217
8.88%, 11/15/38	40	51,931
Series A, 6.00%, 05/15/37	50	51,426
Series B, 3.80%, 09/15/47 (Call 03/15/47)	119	89,330
Series B, 4.20%, 05/15/45 (Call 11/15/44)	70	56,386
Series B, 6.00%, 01/15/36	55	56,856
Series C, 4.00%, 11/15/46 (Call 05/15/46)	100	76,832
Series C, 4.63%, 05/15/52 (Call 11/15/51)	90	77,047
Series D, 4.65%, 08/15/43 (Call 02/15/43)	110	95,009
Virginia Electric and Power Co., 5.70%, 08/15/53	50	49,657
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	16,735
5.70%, 12/01/36	30	30,090
Wisconsin Power and Light Co., 6.38%, 08/15/37	85	89,536
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	25	15,849
3.30%, 09/01/49 (Call 03/01/49)	35	24,242
3.67%, 12/01/42	20	14,920
4.75%, 11/01/44 (Call 05/01/44)	100	87,109
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	35	24,321
6.50%, 07/01/36	35	36,825

		30,221,981

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	120	76,553
2.80%, 12/21/51 (Call 06/21/51)	65	42,027
5.25%, 11/15/39	40	39,953

		158,533

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	39,517
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	95	67,674
3.81%, 11/21/47 (Call 05/21/47)	75	60,950
4.50%, 01/15/34 (Call 10/15/33)	60	57,962
5.38%, 03/01/41	30	30,274
5.70%, 03/15/36	75	78,595
5.70%, 03/15/37	81	84,543
Tyco Electronics Group SA, 7.13%, 10/01/37	60	68,230

		487,745

Energy - Alternate Sources — 0.1%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(f)	194	152,572
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	78	73,389

		225,961

Security	Par (000)	Value

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41
(Call 08/11/40)(f)	$200	$158,410
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(d)(f)	134	93,940
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(a)	65	46,166
Mexico City Airport Trust, 5.50%, 10/31/46(f)	200	166,518

		465,034

Entertainment — 0.1%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	325	267,325
5.14%, 03/15/52	375	298,751
5.39%, 03/15/62	180	142,645

		708,721

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	65	44,295
5.00%, 04/01/34 (Call 01/01/34)	145	142,402
5.70%, 05/15/41 (Call 11/15/40)	50	51,158
6.20%, 03/01/40	25	26,518
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	120	78,544
3.05%, 04/01/50 (Call 10/01/49)	80	54,105
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	25	15,282
2.95%, 06/01/41 (Call 12/01/40)	150	108,129
4.10%, 03/01/45 (Call 09/01/44)	50	41,748
4.15%, 07/15/49 (Call 01/15/49)	45	37,865
4.88%, 02/15/34 (Call 11/15/33)	110	107,404

		707,450

Food — 0.9%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	22,909
4.80%, 03/15/48 (Call 09/15/47)	75	64,829
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	123	113,539
5.40%, 11/01/48 (Call 05/01/48)	85	77,070
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	90	60,413
4.70%, 04/17/48 (Call 10/17/47)	5	4,493
5.40%, 06/15/40	145	141,098
Grupo Bimbo SAB de CV, 4.70%, 11/10/47(f)	200	172,032
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	85	54,127
3.13%, 11/15/49 (Call 05/15/49)	56	39,786
3.38%, 08/15/46 (Call 02/15/46)	5	3,683
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	60	41,222
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	10,700
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52	100	70,512
6.50%, 12/01/52	180	171,157
JM Smucker Co. (The)
4.25%, 03/15/35	154	137,825
4.38%, 03/15/45	36	29,706
Kellogg Co., 4.50%, 04/01/46	45	38,671
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	47	46,381
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	250	206,778
4.63%, 10/01/39 (Call 04/01/39)	51	44,905

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.88%, 10/01/49 (Call 04/01/49)	$135	$119,333
5.00%, 07/15/35 (Call 01/15/35)	165	160,217
5.00%, 06/04/42	95	86,463
5.20%, 07/15/45 (Call 01/15/45)	180	165,524
5.50%, 06/01/50 (Call 12/01/49)	105	101,310
6.50%, 02/09/40	100	105,719
6.88%, 01/26/39	85	93,099
7.13%, 08/01/39(a)	100	109,405
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	22,431
3.95%, 01/15/50 (Call 07/15/49)	70	54,079
4.45%, 02/01/47 (Call 08/01/46)	100	83,253
4.65%, 01/15/48 (Call 07/15/47)	95	80,918
5.00%, 04/15/42 (Call 10/15/41)	15	13,309
5.15%, 08/01/43 (Call 02/01/43)	30	27,002
5.40%, 07/15/40 (Call 01/15/40)	15	14,090
5.40%, 01/15/49 (Call 07/15/48)	60	57,187
6.90%, 04/15/38	101	110,528
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	55	48,262
3.88%, 04/01/39 (Call 10/01/38)(a)	205	171,913
3.95%, 04/01/44 (Call 10/01/43)(a)	45	36,424
3.95%, 04/01/49 (Call 10/01/48)(a)	140	113,014
4.13%, 04/01/54 (Call 10/01/53)(a)	48	38,569
4.20%, 04/01/59 (Call 10/01/58)(a)	40	31,828
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)	56	44,942
Mondelez International Inc., 2.63%, 09/04/50
(Call 03/04/50)	155	96,811
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	380	336,205
4.70%, 01/15/53 (Call 07/15/52)(a)	150	143,447
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	155	102,784
4.45%, 03/15/48 (Call 09/15/47)	40	33,038
4.50%, 04/01/46 (Call 10/01/45)	30	24,960
4.85%, 10/01/45 (Call 04/01/45)	53	45,503
6.60%, 04/01/50 (Call 10/01/49)	189	207,603
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	105	83,858
4.88%, 08/15/34 (Call 02/15/34)	10	9,495
5.10%, 09/28/48 (Call 03/28/48)	130	112,652
5.15%, 08/15/44 (Call 02/15/44)	105	93,485

		4,730,496

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)	35	29,303
5.50%, 04/30/49 (Call 10/30/48)(f)	200	165,664
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	102	83,868
4.40%, 08/15/47 (Call 02/15/47)	99	80,611
4.80%, 06/15/44 (Call 12/15/43)	148	127,332
5.00%, 09/15/35 (Call 03/15/35)	25	24,079
6.00%, 11/15/41 (Call 05/15/41)	45	45,576
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(f)	200	200,062

		756,495

Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	50	32,291

Security	Par (000)	Value

Gas (continued)
3.38%, 09/15/49 (Call 03/15/49)	$35	$24,971
4.13%, 10/15/44 (Call 04/15/44)	40	32,860
4.13%, 03/15/49 (Call 09/15/48)	85	69,129
4.15%, 01/15/43 (Call 07/15/42)	30	25,159
4.30%, 10/01/48 (Call 04/01/48)	90	76,027
5.50%, 06/15/41 (Call 12/15/40)	40	39,284
5.75%, 10/15/52 (Call 04/15/52)	65	67,630
Boston Gas Co.
4.49%, 02/15/42(a)	30	24,175
6.12%, 07/20/53 (Call 01/20/53)(a)	90	89,461
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	93	68,570
4.49%, 03/04/49 (Call 09/04/48)(a)	25	18,638
4.50%, 03/10/46 (Call 09/10/45)(a)	50	37,896
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	48,087
5.85%, 01/15/41 (Call 07/15/40)	70	69,904
East Ohio Gas Co. (The), 3.00%, 06/15/50
(Call 12/15/49)(a)	25	15,482
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	75	49,146
5.82%, 04/01/41(a)	60	56,576
Nakilat Inc., 6.07%, 12/31/33(a)	86	88,879
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	55	42,002
4.38%, 05/15/47 (Call 11/15/46)	155	126,981
4.80%, 02/15/44 (Call 08/15/43)	105	91,578
5.00%, 06/15/52 (Call 12/15/51)	65	57,518
5.25%, 02/15/43 (Call 08/15/42)	10	9,289
5.65%, 02/01/45 (Call 08/01/44)	65	62,160
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,244
4.66%, 02/01/44 (Call 08/01/43)	105	90,659
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	50	32,768
3.64%, 11/01/46 (Call 05/01/46)	50	35,021
5.05%, 05/15/52 (Call 11/15/51)	95	83,715
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	80	60,592
5.13%, 11/15/40	5	4,706
5.75%, 06/01/53 (Call 12/01/52)	65	64,312
6.35%, 11/15/52 (Call 05/15/52)	60	64,402
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	115	89,289
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	5	4,067
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	26,555
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	30	22,319
4.40%, 06/01/43 (Call 12/01/42)	34	27,226
4.40%, 05/30/47 (Call 11/30/46)	155	124,899
5.88%, 03/15/41 (Call 09/15/40)	51	50,254
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	18,504
3.80%, 09/29/46 (Call 03/29/46)	20	14,152
4.15%, 06/01/49 (Call 12/01/48)	5	3,746
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	22	15,719
Series K, 3.80%, 09/15/46 (Call 03/15/46)	90	66,396

		2,231,238

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	$20	$14,121
4.10%, 03/01/48 (Call 09/01/47)	90	75,659
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	81	47,141
4.85%, 11/15/48 (Call 05/15/48)	50	42,468
5.20%, 09/01/40	45	41,045

		220,434

Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	184	182,510
4.75%, 04/15/43 (Call 10/15/42)	90	86,188
4.90%, 11/30/46 (Call 05/30/46)	355	345,781
5.30%, 05/27/40	55	56,445
6.00%, 04/01/39	15	16,543
6.15%, 11/30/37	108	119,746
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	50	37,415
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	100	63,596
3.50%, 08/15/46 (Call 02/15/46)	65	43,753
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	89	79,721
6.50%, 11/15/35	27	29,290
7.38%, 01/15/40	60	69,417
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	125	79,747
2.80%, 12/10/51 (Call 06/10/51)	115	75,683
4.38%, 09/15/45 (Call 03/15/45)	20	17,647
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	75,465
3.40%, 11/15/49 (Call 05/15/49)	137	102,221
GE HealthCare Technologies Inc., 6.38%, 11/22/52	155	166,535
HCA Inc., 4.38%, 03/15/42	25	20,035
Koninklijke Philips NV
5.00%, 03/15/42	45	39,913
6.88%, 03/11/38	30	32,445
Medtronic Inc.
4.38%, 03/15/35	360	340,488
4.63%, 03/15/45	134	125,589
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)	50	34,493
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	16,630
4.10%, 04/01/43 (Call 10/01/42)	85	70,211
4.38%, 05/15/44 (Call 11/15/43)	50	42,891
4.63%, 03/15/46 (Call 09/15/45)	115	103,350
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	100	71,987
4.10%, 08/15/47 (Call 02/15/47)	126	108,155
5.30%, 02/01/44 (Call 08/01/43)	60	59,833
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	50	41,501
5.75%, 11/30/39	65	62,571

		2,817,795

Health Care - Services — 2.1%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51
(Call 05/15/51)	30	19,168
Adventist Health System/West, 3.63%, 03/01/49
(Call 09/01/48)	35	24,612

Security	Par (000)	Value

Health Care - Services (continued)
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	$47	$34,009
4.27%, 08/15/48 (Call 02/15/48)	31	26,311
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	65	43,374
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	110	82,347
4.13%, 11/15/42 (Call 05/15/42)	60	47,615
4.50%, 05/15/42 (Call 11/15/41)	90	75,109
4.75%, 03/15/44 (Call 09/15/43)	65	55,882
6.63%, 06/15/36	71	76,174
6.75%, 12/15/37	45	49,026
AHS Hospital Corp.
5.02%, 07/01/45	30	28,203
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	55	34,425
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	5	3,197
Series 2019, 3.89%, 04/15/49	45	35,762
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	95	81,810
Ascension Health
3.95%, 11/15/46	95	77,408
4.85%, 11/15/53	97	89,909
Series B, 3.11%, 11/15/39 (Call 05/15/39)	20	15,161
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	25	17,796
2.91%, 01/01/51 (Call 07/01/50)	40	25,540
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	24,065
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	5	2,894
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	75	53,562
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	39,317
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	5	4,089
4.19%, 11/15/45 (Call 05/15/45)	70	59,191
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	65,935
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	65	43,884
Catholic Health Services of Long Island Obligated Group,
Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	10	6,510
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	60	35,914
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	30	25,306
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	55	33,835
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	50	43,492
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	10	6,294
City of Hope
Series 2013, 5.62%, 11/15/43	25	23,855
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	55	44,503
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	41,159
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	112	83,553
3.91%, 10/01/50 (Call 04/01/50)	40	30,080
4.19%, 10/01/49 (Call 04/01/49)	146	116,412
4.35%, 11/01/42	125	104,665
6.46%, 11/01/52 (Call 05/01/52)	5	5,570

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	$35	$25,372
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	50	35,440
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	45	34,830
Dignity Health, 4.50%, 11/01/42	20	16,977
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	90	72,977
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	100	67,465
3.60%, 03/15/51 (Call 09/15/50)	50	36,651
3.70%, 09/15/49 (Call 03/15/49)	85	63,349
4.38%, 12/01/47 (Call 06/01/47)	118	99,533
4.55%, 03/01/48 (Call 09/01/47)	85	73,136
4.63%, 05/15/42	95	84,348
4.65%, 01/15/43	145	128,835
4.65%, 08/15/44 (Call 02/15/44)	80	69,782
5.10%, 01/15/44	76	70,016
5.13%, 02/15/53 (Call 08/15/52)	145	135,765
5.85%, 01/15/36	50	50,451
6.10%, 10/15/52 (Call 04/15/52)	95	100,678
6.38%, 06/15/37	75	79,272
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	5	4,651
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	55	46,102
4.50%, 07/01/57 (Call 01/01/57)	55	47,115
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	15	10,275
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	53	34,435
Hartford HealthCare Corp., 3.45%, 07/01/54	20	13,782
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	120	79,928
4.63%, 03/15/52 (Call 09/15/51)	185	148,383
5.13%, 06/15/39 (Call 12/15/38)	150	135,790
5.25%, 06/15/49 (Call 12/15/48)	310	270,506
5.50%, 06/15/47 (Call 12/15/46)	225	204,478
Health Care Service Corp. A Mutual Legal Reserve Co.,
3.20%, 06/01/50 (Call 12/01/49)(a)	115	78,228
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	5	3,868
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	65	50,384
4.63%, 12/01/42 (Call 06/01/42)	51	43,985
4.80%, 03/15/47 (Call 09/15/46)	85	75,105
4.95%, 10/01/44 (Call 04/01/44)	25	22,227
5.50%, 03/15/53 (Call 09/15/52)	115	110,973
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	65	55,169
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	80	64,918
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	35	22,484
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	5	4,169
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	65	47,384
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	40	29,104
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	24,078

Security	Par (000)	Value

Health Care - Services (continued)
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	$119	$101,417
4.88%, 04/01/42	95	89,368
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	90	64,551
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	205	145,507
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	125	84,716
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	113	96,742
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	32,389
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	40	31,405
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	50	35,424
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	50	34,268
Mayo Clinic
3.77%, 11/15/43	50	41,120
Series 2013, 4.00%, 11/15/47	50	40,961
Series 2016, 4.13%, 11/15/52	30	25,287
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	15	10,058
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	60	50,114
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	45	32,614
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	45	32,720
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	90	74,902
5.00%, 07/01/42	60	57,425
Series 2015, 4.20%, 07/01/55	5	4,156
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	90	60,588
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	15	9,418
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	50	34,462
Montefiore Obligated Group
4.29%, 09/01/50	50	30,842
Series 18-C, 5.24%, 11/01/48	40	28,870
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	80	62,635
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	35	25,828
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	25	14,702
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	5	4,527
New York and Presbyterian Hospital (The)
2.61%, 08/01/60 (Call 02/01/60)	10	5,582
4.02%, 08/01/45	210	171,553
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	25	17,608
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	40,419
3.98%, 11/01/46 (Call 11/01/45)	55	41,941
4.26%, 11/01/47 (Call 11/01/46)	55	43,521
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	100	74,993
3.17%, 11/01/51 (Call 05/01/51)	80	55,451
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	55	46,198
4.78%, 07/01/44	55	47,933
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	50	35,004
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	10	7,077
4.09%, 10/01/48 (Call 04/01/48)	55	44,562

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	$55	$46,806
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	5	3,218
Piedmont Healthcare Inc., 2.86%, 01/01/52 (Call 07/01/51)	95	59,647
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	30	17,522
Series A, 3.93%, 10/01/48 (Call 04/01/48)	74	55,089
Series I, 3.74%, 10/01/47	20	14,504
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	55	47,804
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	50	33,770
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)	200	129,096
7.00%, 03/01/39(a)	230	275,988
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	30	22,076
3.95%, 07/01/46 (Call 07/01/45)	40	32,102
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	65	41,068
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	5	3,225
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	25	15,492
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	5	3,369
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	88	69,415
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	111	89,620
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	55	38,440
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	5,631
4.33%, 11/15/55	40	34,211
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	65	62,869
6.02%, 11/15/48	40	27,306
Trinity Health Corp.
4.13%, 12/01/45	55	45,583
Series 2019, 3.43%, 12/01/48	60	44,857
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	15	10,360
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	50	35,981
2.90%, 05/15/50 (Call 11/15/49)	95	63,136
3.05%, 05/15/41 (Call 11/15/40)	110	82,068
3.25%, 05/15/51 (Call 11/15/50)	185	131,195
3.70%, 08/15/49 (Call 02/15/49)	145	112,211
3.75%, 10/15/47 (Call 04/15/47)	157	123,721
3.88%, 08/15/59 (Call 02/15/59)	75	57,757
3.95%, 10/15/42 (Call 04/15/42)	130	108,485
4.20%, 01/15/47 (Call 07/15/46)	130	110,044
4.25%, 03/15/43 (Call 09/15/42)	58	50,606
4.25%, 04/15/47 (Call 10/15/46)	135	114,653
4.25%, 06/15/48 (Call 12/15/47)	90	76,192
4.38%, 03/15/42 (Call 09/15/41)	130	115,268
4.45%, 12/15/48 (Call 06/15/48)	100	87,610
4.63%, 07/15/35	190	183,643
4.63%, 11/15/41 (Call 05/15/41)	50	45,814
4.75%, 07/15/45	202	187,779
4.75%, 05/15/52 (Call 11/15/51)	230	209,500
4.95%, 05/15/62 (Call 11/15/61)	120	110,346
5.05%, 04/15/53 (Call 10/15/52)	265	252,924

Security	Par (000)	Value

Health Care - Services (continued)
5.20%, 04/15/63 (Call 10/15/62)	$225	$215,278
5.80%, 03/15/36	40	42,344
5.88%, 02/15/53 (Call 08/15/52)	220	235,000
5.95%, 02/15/41 (Call 08/15/40)	35	36,748
6.05%, 02/15/63 (Call 08/15/62)	190	206,676
6.50%, 06/15/37	95	106,463
6.63%, 11/15/37	95	107,536
6.88%, 02/15/38	55	63,880
UPMC, 5.38%, 05/15/43	20	19,350
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	30	18,713
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	39	33,287
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	40	24,342
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	50	28,599

		11,324,396

Holding Companies - Diversified — 0.3%
Gaci First Investment Co.
4.88%, 02/14/35 (Call 11/14/34)(f)	200	188,274
5.13%, 02/14/53 (Call 08/14/52)(f)	200	172,878
Huarong Finance 2017 Co. Ltd., 4.95%, 11/07/47(f)	200	127,362
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	5	3,268
MDGH GMTN RSC Ltd.
3.40%, 06/07/51 (Call 12/07/50)(f)	200	143,010
3.70%, 11/07/49 (Call 05/07/49)(f)	400	302,312
3.95%, 05/21/50 (Call 11/21/49)(f)	200	157,356
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(f)	200	168,780
Temasek Financial I Ltd.
2.50%, 10/06/70 (Call 04/06/70)(a)	250	150,313
5.38%, 11/23/39(a)	250	271,347

		1,684,900

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	25	14,571
6.00%, 01/15/43 (Call 10/15/42)	90	78,729
PulteGroup Inc., 6.00%, 02/15/35	55	55,281

		148,581

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	25	17,196
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	66	53,384
4.60%, 05/15/50 (Call 11/15/49)	55	45,030

		115,610

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	85	68,945
5.00%, 06/15/52 (Call 12/15/51)	25	23,628
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	75	54,581
3.90%, 05/04/47 (Call 11/04/46)	80	65,949
5.30%, 03/01/41	30	30,374
6.63%, 08/01/37	95	109,174
SC Johnson & Son Inc., 4.80%, 09/01/40(a)	50	44,287

		396,938

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	$45	$40,021
6.00%, 04/01/46 (Call 10/01/45)	70	56,794

		96,815

Insurance — 2.4%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	95	84,620
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	215	155,961
4.50%, 03/16/46 (Call 09/16/45)(a)	105	91,473
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	60	41,857
4.90%, 09/15/44 (Call 03/15/44)	15	13,810
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	7,496
4.20%, 12/15/46 (Call 06/15/46)	100	79,001
4.50%, 06/15/43	60	50,380
5.55%, 05/09/35	50	49,761
5.95%, 04/01/36	75	77,218
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(c)	80	76,497
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	50	39,554
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	5	4,320
4.38%, 06/30/50 (Call 12/30/49)	150	124,113
4.50%, 07/16/44 (Call 01/16/44)	135	114,527
4.75%, 04/01/48 (Call 10/01/47)	180	158,357
4.80%, 07/10/45 (Call 01/10/45)	85	75,032
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	72	42,607
Aon Corp., 6.25%, 09/30/40	30	31,232
Aon Global Ltd.
2.90%, 08/23/51 (Call 02/23/51)	75	47,606
3.90%, 02/28/52 (Call 08/28/51)	85	65,055
4.60%, 06/14/44 (Call 03/14/44)	40	34,252
4.75%, 05/15/45 (Call 11/15/44)	94	81,932
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	40	35,085
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	125	90,122
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	35,508
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	50	31,379
3.50%, 05/20/51 (Call 11/20/50)	50	34,537
5.75%, 03/02/53 (Call 09/02/52)	97	94,911
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(a)(c)	10	8,736
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	50	33,130
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	15	9,498
3.95%, 05/25/51 (Call 11/25/50)	100	69,370
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	70	43,633
2.85%, 10/15/50 (Call 04/15/50)	180	120,758
3.85%, 03/15/52 (Call 09/15/51)	335	266,094
4.20%, 08/15/48 (Call 02/15/48)	178	154,897
4.25%, 01/15/49 (Call 07/15/48)	221	194,513
4.30%, 05/15/43	50	44,761
4.40%, 05/15/42	90	83,287
5.75%, 01/15/40	123	133,085

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc., 4.50%, 02/11/43	$112	$104,933
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	30	18,815
4.70%, 06/22/47 (Call 12/22/46)	104	77,292
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	85	71,704
Chubb Corp. (The)
6.00%, 05/11/37	21	22,340
Series 1, 6.50%, 05/15/38	55	61,260
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	50	33,308
3.05%, 12/15/61 (Call 06/15/61)	125	80,989
4.15%, 03/13/43	25	21,370
4.35%, 11/03/45 (Call 05/03/45)	215	187,852
6.70%, 05/15/36	25	27,988
Cincinnati Financial Corp., 6.13%, 11/01/34	5	5,145
Corebridge Financial Inc.
4.35%, 04/05/42	65	51,486
4.40%, 04/05/52	110	84,967
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	40	25,619
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	150	126,331
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	95	60,561
3.50%, 10/15/50 (Call 04/15/50)	110	75,339
4.87%, 06/01/44	15	13,078
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33), (3-mo. LIBOR US + 3.744%)(a)(c)	65	62,288
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(c)	85	74,638
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37), (3-mo. LIBOR US + 1.374%)(a)(c)	65	50,818
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	50	29,311
Genworth Holdings Inc., 6.50%, 06/15/34	35	30,123
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	85	72,682
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	55	44,049
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	25	16,223
4.85%, 01/24/77(a)	85	68,605
4.88%, 06/19/64(a)	55	46,032
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	15	9,546
3.60%, 08/19/49 (Call 02/19/49)	15	10,942
4.30%, 04/15/43	40	31,788
4.40%, 03/15/48 (Call 09/15/47)	75	62,342
5.95%, 10/15/36	40	40,704
6.10%, 10/01/41	130	131,258
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	110	85,832
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)	75	50,376
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	40	26,629
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	150	107,265
3.95%, 05/15/60 (Call 11/15/59)(a)	70	47,075
4.30%, 02/01/61 (Call 02/01/26)(a)	85	52,006
5.50%, 06/15/52 (Call 12/15/51)(a)	30	27,141
7.80%, 03/07/87(a)	45	46,252

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	$50	$36,228
4.38%, 06/15/50 (Call 12/15/49)(b)	30	21,529
7.00%, 06/15/40	110	115,483
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	75	61,642
Manulife Financial Corp., 5.38%, 03/04/46	115	110,638
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	55	37,207
4.15%, 09/17/50 (Call 03/17/50)	26	19,620
4.30%, 11/01/47 (Call 05/01/47)	30	23,152
5.00%, 04/05/46	110	95,510
5.00%, 05/20/49 (Call 11/20/48)	60	52,624
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	70,337
4.35%, 01/30/47 (Call 07/30/46)	50	42,360
4.75%, 03/15/39 (Call 09/15/38)	75	69,516
4.90%, 03/15/49 (Call 09/15/48)	160	146,925
5.45%, 03/15/53 (Call 09/15/52)	100	98,629
6.25%, 11/01/52 (Call 05/01/52)	25	27,317
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	20,785
3.73%, 10/15/70(a)	81	53,321
4.90%, 04/01/77(a)	125	102,251
5.67%, 12/01/52 (Call 06/01/52)(a)	100	98,749
MetLife Inc.
4.05%, 03/01/45	170	138,970
4.13%, 08/13/42	71	58,838
4.60%, 05/13/46 (Call 11/13/45)	95	83,369
4.72%, 12/15/44	55	48,239
4.88%, 11/13/43	81	73,857
5.00%, 07/15/52 (Call 01/15/52)	90	81,888
5.25%, 01/15/54 (Call 07/15/53)	140	132,552
5.70%, 06/15/35	190	194,480
6.38%, 06/15/34	170	182,580
6.40%, 12/15/66 (Call 12/15/31)	200	199,114
9.25%, 04/08/68 (Call 04/08/33)(a)	5	5,800
10.75%, 08/01/69 (Call 08/01/34)	31	39,766
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	140	103,922
5.30%, 11/18/44(a)(b)	40	33,931
6.75%, 05/15/87	5	4,799
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	170	129,530
9.38%, 08/15/39(a)	115	144,393
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	135	100,628
4.45%, 05/15/69 (Call 11/15/68)(a)	30	23,906
6.75%, 11/15/39(a)	170	187,151
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	100	68,477
3.63%, 09/30/59 (Call 03/30/59)(a)	105	71,072
3.85%, 09/30/47 (Call 03/30/47)(a)	130	97,955
6.06%, 03/30/40(a)	160	163,171
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	95	66,102
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(c)	180	134,726
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)	25	16,993
5.40%, 09/15/52 (Call 03/15/52)(a)	125	118,557

Security	Par (000)	Value

Insurance (continued)
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	$55	$35,557
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	130	112,661
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	7,848
4.35%, 05/15/43	31	24,846
4.63%, 09/15/42	40	33,483
5.50%, 03/15/53 (Call 09/15/52)	30	27,973
6.05%, 10/15/36	35	35,931
Progressive Corp. (The)
3.70%, 03/15/52 (Call 09/15/51)	65	49,615
3.95%, 03/26/50 (Call 09/26/49)	25	20,002
4.13%, 04/15/47 (Call 10/15/46)	77	63,970
4.20%, 03/15/48 (Call 09/15/47)	50	41,897
4.35%, 04/25/44	45	37,795
Provident Financing Trust I, 7.41%, 03/15/38	25	25,035
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	50	36,895
3.70%, 03/13/51 (Call 09/13/50)	250	186,322
3.91%, 12/07/47 (Call 06/07/47)	65	50,491
3.94%, 12/07/49 (Call 06/07/49)	125	96,007
4.35%, 02/25/50 (Call 08/25/49)	105	87,339
4.42%, 03/27/48 (Call 09/27/47)	55	46,139
4.60%, 05/15/44	53	46,726
5.70%, 12/14/36	132	134,633
6.63%, 12/01/37	40	44,199
6.63%, 06/21/40	55	59,595
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	27,120
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	44,932
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	190	128,734
4.27%, 05/15/47 (Call 11/15/46)(a)	205	165,314
4.90%, 09/15/44(a)	90	80,461
6.85%, 12/16/39(a)	167	183,408
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	54,963
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	18,788
3.05%, 06/08/51 (Call 12/08/50)	50	34,477
3.75%, 05/15/46 (Call 11/15/45)	35	27,048
4.00%, 05/30/47 (Call 11/30/46)	45	37,013
4.05%, 03/07/48 (Call 09/07/47)	60	49,714
4.10%, 03/04/49 (Call 09/04/48)	30	24,824
4.30%, 08/25/45 (Call 02/25/45)	40	33,846
4.60%, 08/01/43	30	26,963
5.35%, 11/01/40	20	19,967
6.25%, 06/15/37	210	229,219
6.75%, 06/20/36	161	183,088
Travelers Cos. Inc. (The), 5.45%, 05/25/53	75	75,829
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	5	3,533
4.50%, 12/15/49 (Call 06/15/49)	60	45,169
5.75%, 08/15/42	60	54,778
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	15	8,955
3.55%, 03/30/52 (Call 09/30/51)	15	10,324
4.00%, 05/12/50 (Call 11/12/49)	95	72,202
4.75%, 08/01/44	40	34,092
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	95	61,359
5.15%, 01/15/49 (Call 07/15/48)(a)	25	21,860

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	$70	$49,421
5.05%, 09/15/48 (Call 03/15/48)	30	25,190
XLIT Ltd., 5.25%, 12/15/43	60	56,797

		12,607,203

Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	127,644
3.15%, 02/09/51 (Call 08/09/50)	235	142,330
3.25%, 02/09/61 (Call 08/09/60)	10	5,769
4.00%, 12/06/37 (Call 06/06/37)	55	44,631
4.20%, 12/06/47 (Call 06/06/47)	210	156,435
4.50%, 11/28/34 (Call 05/28/34)	50	44,862
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	235	157,589
2.05%, 08/15/50 (Call 02/15/50)	360	215,402
2.25%, 08/15/60 (Call 02/15/60)(b)	75	43,741
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	335	213,281
2.70%, 06/03/60 (Call 12/03/59)	233	143,377
2.88%, 05/12/41 (Call 11/12/40)	170	127,294
3.10%, 05/12/51 (Call 11/12/50)	355	253,282
3.25%, 05/12/61 (Call 11/12/60)	220	152,603
3.88%, 08/22/37 (Call 02/22/37)	298	268,731
3.95%, 04/13/52 (Call 10/13/51)	295	246,036
4.05%, 08/22/47 (Call 02/22/47)	322	278,063
4.10%, 04/13/62 (Call 10/13/61)	130	107,740
4.25%, 08/22/57 (Call 02/22/57)	250	216,240
4.80%, 12/05/34 (Call 06/05/34)	30	30,105
4.95%, 12/05/44 (Call 06/05/44)	195	192,241
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	70	49,918
4.00%, 07/15/42 (Call 01/15/42)	126	98,555
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	330	279,728
4.65%, 08/15/62 (Call 02/15/62)	140	118,948
5.60%, 05/15/53 (Call 11/15/52)	330	331,125
5.75%, 05/15/63	105	105,894
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(f)	200	113,750
4.03%, 08/03/50 (Call 02/03/50)(f)	200	118,202
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	122,322
3.29%, 06/03/60 (Call 12/03/59)(f)	200	115,374
3.84%, 04/22/51 (Call 10/22/50)(f)	200	136,952
4.53%, 04/11/49 (Call 10/11/48)(f)	200	155,938

		4,914,102

Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	80	79,614
7.00%, 10/15/39	36	37,064
Cliffs Natural Resources Inc., 6.25%, 10/01/40	25	20,762
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	99	60,299
3.85%, 04/01/52 (Call 09/01/51)	55	41,576
6.40%, 12/01/37	90	97,505
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	75	48,455
U.S. Steel Corp., 6.65%, 06/01/37	30	29,457

Security	Par (000)	Value

Iron & Steel (continued)
Vale Overseas Ltd.
6.88%, 11/21/36	$202	$209,951
6.88%, 11/10/39	119	123,999
8.25%, 01/17/34	10	11,386
Vale SA, 5.63%, 09/11/42	80	75,542

		835,610

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	45	33,068
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	22,967

		56,035

Lodging — 0.0%
Marriott International Inc./MD, Series II, 2.75%, 10/15/33 (Call 07/15/33)	40	31,244

Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,552
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	245	184,750
3.25%, 04/09/50 (Call 10/09/49)	75	56,741
3.80%, 08/15/42	125	105,946
4.30%, 05/15/44 (Call 11/15/43)	70	62,884
4.75%, 05/15/64 (Call 11/15/63)	45	41,578
5.20%, 05/27/41	61	61,775
6.05%, 08/15/36	75	82,221
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	140	101,227
3.75%, 04/15/50 (Call 10/15/49)(b)	130	111,049
3.90%, 06/09/42 (Call 12/09/41)	44	38,603
Dover Corp.
5.38%, 10/15/35	40	40,247
5.38%, 03/01/41 (Call 12/01/40)	20	19,092
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	40	30,096
3.36%, 02/15/50 (Call 08/15/49)	140	100,736
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	80	69,252
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	16,211

		1,130,960

Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	60	40,632
3.25%, 08/26/49 (Call 02/26/49)(b)	30	20,762
3.63%, 10/15/47 (Call 04/15/47)	108	80,678
3.70%, 04/15/50 (Call 10/15/49)(b)	55	42,147
3.88%, 06/15/44	85	67,256
4.00%, 09/14/48 (Call 03/14/48)(b)	130	105,434
5.70%, 03/15/37(b)	87	92,270
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,287
4.15%, 11/02/42	100	86,928
4.70%, 08/23/52 (Call 02/23/52)	115	106,933
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	200	185,348
General Electric Co.
4.50%, 03/11/44	30	26,253
5.88%, 01/14/38	30	31,505
6.88%, 01/10/39	100	116,200

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$80	$68,975
4.88%, 09/15/41 (Call 03/15/41)	51	49,453
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	120	97,188
4.10%, 03/01/47 (Call 09/01/46)	20	16,475
4.20%, 11/21/34 (Call 05/21/34)	40	36,207
4.45%, 11/21/44 (Call 05/21/44)	85	73,318
6.25%, 05/15/38	10	10,556
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	183,652
4.20%, 03/16/47(a)	250	217,300

		1,767,757

Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	215	164,638
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	160	105,710
3.50%, 03/01/42 (Call 09/01/41)	130	84,856
3.70%, 04/01/51 (Call 10/01/50)	255	157,995
3.85%, 04/01/61 (Call 10/01/60)	165	98,493
3.90%, 06/01/52 (Call 12/01/51)	220	140,430
3.95%, 06/30/62 (Call 12/30/61)	210	126,420
4.40%, 12/01/61 (Call 06/01/61)	170	111,884
4.80%, 03/01/50 (Call 09/01/49)	245	180,812
5.13%, 07/01/49 (Call 01/01/49)	165	126,890
5.25%, 04/01/53 (Call 10/01/52)	150	118,568
5.38%, 04/01/38 (Call 10/01/37)	185	156,332
5.38%, 05/01/47 (Call 11/01/46)	150	119,658
5.50%, 04/01/63 (Call 10/01/62)	160	125,792
5.75%, 04/01/48 (Call 10/01/47)	248	208,841
6.38%, 10/23/35 (Call 04/23/35)	295	286,026
6.48%, 10/23/45 (Call 04/23/45)	256	235,034
6.83%, 10/23/55 (Call 04/23/55)	90	83,921
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	38,061
2.65%, 08/15/62 (Call 02/15/62)	215	123,002
2.80%, 01/15/51 (Call 07/15/50)	217	137,072
2.89%, 11/01/51 (Call 05/01/51)	462	295,218
2.94%, 11/01/56 (Call 05/01/56)	594	369,082
2.99%, 11/01/63 (Call 05/01/63)	334	201,462
3.20%, 07/15/36 (Call 01/15/36)	200	161,616
3.25%, 11/01/39 (Call 05/01/39)	201	154,776
3.40%, 07/15/46 (Call 01/15/46)	250	182,642
3.45%, 02/01/50 (Call 08/01/49)	180	131,285
3.75%, 04/01/40 (Call 10/01/39)	70	57,569
3.90%, 03/01/38 (Call 09/01/37)	130	110,637
3.97%, 11/01/47 (Call 05/01/47)	169	135,454
4.00%, 08/15/47 (Call 02/15/47)	110	88,166
4.00%, 03/01/48 (Call 09/01/47)	160	128,600
4.00%, 11/01/49 (Call 05/01/49)	216	172,016
4.05%, 11/01/52 (Call 05/01/52)	199	159,095
4.20%, 08/15/34 (Call 02/15/34)	205	187,280
4.40%, 08/15/35 (Call 02/15/35)	109	100,776
4.60%, 10/15/38 (Call 04/15/38)	214	196,655
4.60%, 08/15/45 (Call 02/15/45)	70	61,340
4.65%, 07/15/42	100	89,711
4.70%, 10/15/48 (Call 04/15/48)	75	67,940
4.75%, 03/01/44	130	116,900

Security	Par (000)	Value

Media (continued)
4.95%, 10/15/58 (Call 04/15/58)	$145	$133,591
5.35%, 05/15/53	130	127,189
5.50%, 05/15/64	120	116,918
5.65%, 06/15/35	95	98,347
6.50%, 11/15/35	135	149,338
6.55%, 07/01/39	10	10,996
6.95%, 08/15/37	15	16,942
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	50	29,678
3.60%, 06/15/51 (Call 12/15/50)(a)	80	53,464
4.50%, 06/30/43 (Call 12/30/42)(a)	86	67,784
4.60%, 08/15/47 (Call 02/15/47)(a)	5	3,966
4.70%, 12/15/42(a)	85	70,362
4.80%, 02/01/35 (Call 08/01/34)(a)	80	71,722
8.38%, 03/01/39(a)	70	82,807
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	291	189,598
4.65%, 05/15/50 (Call 11/15/49)	275	205,406
4.88%, 04/01/43	30	23,798
5.00%, 09/20/37 (Call 03/20/37)	55	46,919
5.20%, 09/20/47 (Call 03/20/47)	245	198,239
5.30%, 05/15/49 (Call 11/15/48)	236	192,151
6.35%, 06/01/40	215	205,946
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	100	90,408
5.58%, 01/25/49 (Call 07/25/48)	185	164,789
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	12,474
6.63%, 01/15/40	139	141,998
Historic TW Inc., 8.30%, 01/15/36(e)	15	15,497
NBCUniversal Media LLC
4.45%, 01/15/43	15	13,119
5.95%, 04/01/41	130	135,805
Paramount Global
4.38%, 03/15/43	135	92,993
4.60%, 01/15/45 (Call 07/15/44)	75	51,983
4.85%, 07/01/42 (Call 01/01/42)	69	49,999
4.90%, 08/15/44 (Call 02/15/44)	70	49,892
4.95%, 05/19/50 (Call 11/19/49)(b)	125	91,353
5.25%, 04/01/44 (Call 10/01/43)	20	14,978
5.85%, 09/01/43 (Call 03/01/43)	115	95,135
5.90%, 10/15/40 (Call 04/15/40)	50	41,816
6.88%, 04/30/36	124	119,385
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	25	26,811
Thomson Reuters Corp.
5.50%, 08/15/35	5	4,889
5.65%, 11/23/43 (Call 05/23/43)	15	13,646
5.85%, 04/15/40	70	68,433
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	79	57,740
5.50%, 09/01/41 (Call 03/01/41)	150	123,003
5.88%, 11/15/40 (Call 05/15/40)	125	108,331
6.55%, 05/01/37	135	128,108
6.75%, 06/15/39	170	164,026
7.30%, 07/01/38	170	171,799
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	41,083
3.70%, 12/01/42	70	55,747
4.13%, 06/01/44	86	72,286
4.38%, 08/16/41	50	43,614

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$40	$34,016
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	200	128,332
3.50%, 05/13/40 (Call 11/13/39)	160	128,168
3.60%, 01/13/51 (Call 07/13/50)	295	221,309
4.63%, 03/23/40 (Call 09/23/39)	50	46,377
4.70%, 03/23/50 (Call 09/23/49)(b)	170	154,589
4.75%, 09/15/44 (Call 03/15/44)	120	109,711
4.75%, 11/15/46 (Call 05/15/46)	30	27,224
4.95%, 10/15/45 (Call 04/15/45)	100	92,429
5.40%, 10/01/43	155	154,210
6.15%, 03/01/37	26	27,397
6.15%, 02/15/41	125	133,951
6.20%, 12/15/34	65	70,443
6.40%, 12/15/35	51	55,896
6.65%, 11/15/37	160	180,195
7.75%, 12/01/45	65	82,622

		12,101,825

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	41,171
4.38%, 06/15/45 (Call 12/15/44)	20	17,324
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	75	63,956
5.25%, 10/01/54 (Call 04/01/54)	30	25,650

		148,101

Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	160,346
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	29,177
Barrick Gold Corp.
5.25%, 04/01/42	5	4,715
6.45%, 10/15/35	30	31,400
Barrick North America Finance LLC
5.70%, 05/30/41	144	143,202
5.75%, 05/01/43	79	78,896
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	145	147,337
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	145	126,707
5.00%, 09/30/43	240	232,080
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	400	280,872
4.25%, 07/17/42(a)	200	160,068
4.38%, 02/05/49 (Call 08/05/48)(f)	200	158,462
4.50%, 08/01/47(f)	200	160,834
5.63%, 09/21/35(a)	100	99,803
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	47,351
5.45%, 03/15/43 (Call 09/15/42)	215	192,670
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(f)	200	146,202
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	40,925
6.00%, 11/15/41(a)	25	24,050
6.90%, 11/15/37(a)	99	104,580
Glencore Funding LLC, 3.88%, 04/27/51 (Call 10/27/50)(a)	50	35,369
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(f)	200	171,522
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(f)	200	155,204

Security	Par (000)	Value

Mining (continued)
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	$40	$31,108
5.75%, 11/15/41(a)	20	19,266
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	60	53,935
5.45%, 06/09/44 (Call 12/09/43)	85	80,844
5.88%, 04/01/35	90	90,878
6.25%, 10/01/39	90	93,837
Rio Tinto Alcan Inc.
5.75%, 06/01/35	25	25,308
6.13%, 12/15/33	50	52,853
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	121	78,045
5.20%, 11/02/40	125	122,583
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	46,888
4.75%, 03/22/42 (Call 09/22/41)	55	50,954
5.13%, 03/09/53 (Call 09/09/52)	160	154,571
Southern Copper Corp.
5.25%, 11/08/42	95	87,478
5.88%, 04/23/45	128	125,567
6.75%, 04/16/40	120	130,261
7.50%, 07/27/35	200	226,882

		4,203,030

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	25	16,843
6.75%, 12/15/39	40	31,309

		48,152

Oil & Gas — 3.2%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	55	42,037
5.10%, 09/01/40 (Call 03/01/40)	135	112,610
5.25%, 02/01/42 (Call 08/01/41)	45	36,962
5.35%, 07/01/49 (Call 01/01/49)	50	40,189
6.00%, 01/15/37	45	42,111
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	125	78,830
2.94%, 06/04/51 (Call 12/04/50)	255	166,688
3.00%, 02/24/50 (Call 08/24/49)	225	149,805
3.00%, 03/17/52 (Call 09/17/51)	220	144,437
3.06%, 06/17/41 (Call 12/17/40)	95	69,543
3.38%, 02/08/61 (Call 08/08/60)	260	174,730
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	100	86,817
6.25%, 03/15/38	80	80,653
6.50%, 02/15/37	60	60,767
6.75%, 02/01/39	70	71,938
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	115	80,652
5.25%, 06/15/37 (Call 12/15/36)	70	64,101
5.40%, 06/15/47 (Call 12/15/46)	95	85,366
6.75%, 11/15/39	44	45,643
6.80%, 09/15/37	70	72,157
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	145	102,993
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	55	33,398
5.25%, 11/15/43 (Call 05/15/43)	28	27,556
6.00%, 03/01/41 (Call 09/01/40)	15	16,134

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	$200	$184,084
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	103,252
6.40%, 05/15/37	200	216,326
7.50%, 07/30/39	100	118,755
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	45	36,459
3.80%, 03/15/52 (Call 09/15/51)	125	96,350
4.03%, 03/15/62 (Call 09/15/61)	191	146,197
4.30%, 11/15/44 (Call 05/15/44)	217	186,054
5.30%, 05/15/53	65	63,502
5.55%, 03/15/54 (Call 09/15/53)	50	50,144
5.70%, 09/15/63 (Call 03/15/63)	50	50,352
5.95%, 03/15/46 (Call 09/15/45)	20	20,804
6.50%, 02/01/39	135	150,397
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	90	69,010
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	94	78,405
5.00%, 06/15/45 (Call 12/15/44)	95	81,349
5.60%, 07/15/41 (Call 01/15/41)	120	111,328
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	100	75,068
4.40%, 03/24/51 (Call 09/24/50)	90	69,904
6.25%, 03/15/53 (Call 09/15/52)	25	24,919
Ecopetrol SA
5.88%, 05/28/45	220	155,034
5.88%, 11/02/51 (Call 05/02/51)	100	67,236
7.38%, 09/18/43	50	42,780
Eni SpA, 5.70%, 10/01/40(a)	25	22,577
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	130	114,869
4.95%, 04/15/50 (Call 10/15/49)	35	33,114
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	40	28,351
3.63%, 04/06/40 (Call 10/06/39)	90	72,635
3.70%, 04/06/50 (Call 10/06/49)	100	77,311
3.95%, 05/15/43	77	64,595
4.25%, 11/23/41	60	52,165
4.80%, 11/08/43	110	101,391
5.10%, 08/17/40	15	14,680
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	35	26,943
3.10%, 08/16/49 (Call 02/16/49)	195	136,878
3.45%, 04/15/51 (Call 10/15/50)	275	204,534
3.57%, 03/06/45 (Call 09/06/44)	151	117,704
4.11%, 03/01/46 (Call 09/01/45)	285	241,982
4.23%, 03/19/40 (Call 09/19/39)	200	178,732
4.33%, 03/19/50 (Call 09/19/49)	250	216,407
Hess Corp.
5.60%, 02/15/41	160	150,619
5.80%, 04/01/47 (Call 10/01/46)	55	52,649
6.00%, 01/15/40	50	49,045
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	208,775
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	55	45,405
6.60%, 10/01/37	91	91,592
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	70	54,853
4.75%, 09/15/44 (Call 03/15/44)	100	83,252

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 09/15/54 (Call 03/15/54)	$55	$44,923
6.50%, 03/01/41 (Call 09/01/40)	83	84,764
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	37,573
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	40	33,684
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	30	22,105
4.40%, 04/15/46 (Call 10/15/45)	60	46,103
6.20%, 03/15/40	79	77,900
6.45%, 09/15/36	190	194,321
6.60%, 03/15/46 (Call 09/15/45)	120	123,370
7.95%, 06/15/39	20	22,425
Ovintiv Inc.
6.50%, 08/15/34	55	55,744
6.50%, 02/01/38	45	44,269
6.63%, 08/15/37	65	64,712
7.10%, 07/15/53	50	51,735
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	200	152,550
5.63%, 05/20/43(f)	200	186,490
6.00%, 05/03/42(f)	200	194,060
6.45%, 05/30/44(f)	200	202,418
Petrobras Global Finance BV
5.50%, 06/10/51 (Call 12/10/50)	50	39,085
6.75%, 01/27/41	115	109,643
6.85%, 06/05/2115	200	175,076
6.88%, 01/20/40(b)	40	38,809
6.90%, 03/19/49	50	46,783
7.25%, 03/17/44	110	109,898
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	128,560
Petroleos Mexicanos
5.50%, 06/27/44(b)	50	28,748
5.63%, 01/23/46	100	57,324
6.35%, 02/12/48	150	89,851
6.38%, 01/23/45(b)	130	78,837
6.50%, 06/02/41	155	96,289
6.63%, 06/15/35	275	188,402
6.75%, 09/21/47	580	358,492
6.95%, 01/28/60 (Call 07/28/59)	410	254,270
7.69%, 01/23/50 (Call 07/23/49)	850	568,701
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(f)	200	135,350
4.50%, 03/18/45(f)	200	175,992
4.55%, 04/21/50 (Call 10/21/49)(f)	300	261,750
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	155	103,566
4.65%, 11/15/34 (Call 05/15/34)	10	9,375
4.88%, 11/15/44 (Call 05/15/44)	150	135,354
5.88%, 05/01/42	110	112,254
Phillips 66 Co.
4.68%, 02/15/45	130	109,694
4.90%, 10/01/46	35	30,647
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(f)	400	294,448
3.30%, 07/12/51 (Call 01/12/51)(f)	400	280,160
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	170,455
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	132,892
3.50%, 11/24/70 (Call 05/24/70)(f)	200	125,964
4.25%, 04/16/39(f)	400	341,628
4.38%, 04/16/49(f)	400	326,212

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	$115	$82,445
3.00%, 11/26/51 (Call 05/26/51)	165	110,509
3.13%, 11/07/49 (Call 05/07/49)	121	84,168
3.25%, 04/06/50 (Call 10/06/49)	175	124,260
3.63%, 08/21/42	80	64,246
3.75%, 09/12/46	95	74,552
4.00%, 05/10/46	220	180,572
4.13%, 05/11/35	242	220,748
4.38%, 05/11/45	250	216,740
4.55%, 08/12/43	105	94,329
5.50%, 03/25/40	115	117,489
6.38%, 12/15/38	296	325,559
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)(f)	200	135,330
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	167,310
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	255,012
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	65	46,016
4.00%, 11/15/47 (Call 05/15/47)	119	89,126
6.50%, 06/15/38	150	153,364
6.80%, 05/15/38	100	104,304
6.85%, 06/01/39	40	41,765
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	122,948
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	112	82,019
3.13%, 05/29/50 (Call 11/29/49)	286	197,881
3.39%, 06/29/60 (Call 12/29/59)	20	13,830
3.46%, 07/12/49 (Call 01/12/49)	135	100,452
Transocean Inc.
6.80%, 03/15/38	70	54,498
9.35%, 12/15/41	20	17,332
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	115	78,443
4.00%, 06/01/52 (Call 12/01/51)	25	18,268
4.90%, 03/15/45	100	86,579
6.63%, 06/15/37	135	143,632
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	110	75,888

		16,958,153

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	90	85,099
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	168	133,597
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	42,096
4.75%, 08/01/43 (Call 02/01/43)	183	158,141
4.85%, 11/15/35 (Call 05/15/35)	171	160,205
5.00%, 11/15/45 (Call 05/15/45)	125	112,627
6.70%, 09/15/38	73	80,291
7.45%, 09/15/39	65	75,884
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	119	88,036

		935,976

Packaging & Containers — 0.1%
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(f)	200	193,404
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	25	15,946
4.05%, 12/15/49 (Call 06/15/49)	60	46,582

Security	Par (000)	Value

Packaging & Containers (continued)
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	$20	$19,439
Stora Enso OYJ, 7.25%, 04/15/36(a)	20	20,864

		296,235

Pharmaceuticals — 3.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	435	372,969
4.25%, 11/21/49 (Call 05/21/49)	615	517,818
4.30%, 05/14/36 (Call 11/14/35)	150	137,544
4.40%, 11/06/42	205	178,973
4.45%, 05/14/46 (Call 11/14/45)	161	139,255
4.50%, 05/14/35 (Call 11/14/34)	285	268,091
4.55%, 03/15/35 (Call 09/15/34)	209	197,515
4.63%, 10/01/42 (Call 04/01/42)	85	75,411
4.70%, 05/14/45 (Call 11/14/44)	275	246,870
4.75%, 03/15/45 (Call 09/15/44)	85	76,258
4.85%, 06/15/44 (Call 12/15/43)	95	86,773
4.88%, 11/14/48 (Call 05/14/48)	205	189,014
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	15	8,912
3.00%, 05/28/51 (Call 11/28/50)	50	35,272
4.00%, 09/18/42	76	65,343
4.38%, 11/16/45	123	109,301
4.38%, 08/17/48 (Call 02/17/48)	129	115,379
6.45%, 09/15/37	345	387,952
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	148	106,547
4.40%, 07/15/44 (Call 01/15/44)(a)	180	141,754
4.63%, 06/25/38 (Call 12/25/37)(a)	100	85,859
4.70%, 07/15/64 (Call 01/15/64)(a)	81	61,471
4.88%, 06/25/48 (Call 12/25/47)(a)	5	4,257
5.50%, 07/30/35(a)	20	19,556
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	293	258,986
4.69%, 12/15/44 (Call 06/15/44)	48	42,538
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	90	60,697
2.55%, 11/13/50 (Call 05/13/50)	165	100,893
3.25%, 08/01/42	180	134,303
3.55%, 03/15/42 (Call 09/15/41)	10	7,938
3.70%, 03/15/52 (Call 09/15/51)	155	119,161
3.90%, 03/15/62 (Call 09/15/61)	145	109,884
4.13%, 06/15/39 (Call 12/15/38)	210	185,369
4.25%, 10/26/49 (Call 04/26/49)	450	379,804
4.35%, 11/15/47 (Call 05/15/47)	155	133,584
4.55%, 02/20/48 (Call 08/20/47)	95	84,175
4.63%, 05/15/44 (Call 11/15/43)	130	117,732
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	66	52,776
4.50%, 11/15/44 (Call 05/15/44)	50	40,010
4.60%, 03/15/43	40	32,506
4.90%, 09/15/45 (Call 03/15/45)	35	29,309
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)	35	28,311
4.30%, 12/15/47 (Call 06/15/47)	100	83,188
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	100	74,360
3.40%, 03/15/50 (Call 09/15/49)	150	104,784
3.40%, 03/15/51 (Call 09/15/50)	200	139,520
3.88%, 10/15/47 (Call 04/15/47)	170	129,515
4.80%, 08/15/38 (Call 02/15/38)	129	118,512

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 07/15/46 (Call 01/16/46)	$100	$88,538
4.90%, 12/15/48 (Call 06/15/48)	280	249,057
6.13%, 11/15/41	81	84,125
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	150	100,347
4.13%, 04/01/40 (Call 10/01/39)	30	24,401
4.25%, 04/01/50 (Call 10/01/49)	115	90,830
4.78%, 03/25/38 (Call 09/25/37)	522	467,832
4.88%, 07/20/35 (Call 01/20/35)	255	237,270
5.05%, 03/25/48 (Call 09/25/47)	816	716,530
5.13%, 07/20/45 (Call 01/20/45)	241	214,579
5.30%, 12/05/43 (Call 06/05/43)	132	120,820
5.63%, 02/21/53 (Call 08/21/52)	165	156,197
5.88%, 06/01/53 (Call 12/01/52)	160	156,149
6.00%, 06/01/63 (Call 12/01/62)	75	73,423
6.13%, 09/15/39	20	20,215
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	120	73,909
2.50%, 09/15/60 (Call 03/15/60)	115	68,416
3.95%, 03/15/49 (Call 09/15/48)	20	17,204
4.15%, 03/15/59 (Call 09/15/58)	75	63,695
4.88%, 02/27/53 (Call 08/27/52)	220	216,269
4.95%, 02/27/63 (Call 08/27/62)	110	107,419
5.55%, 03/15/37	95	100,617
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	53	46,619
6.38%, 05/15/38	332	377,896
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	135	92,309
2.45%, 09/01/60 (Call 03/01/60)	125	76,726
3.40%, 01/15/38 (Call 07/15/37)	141	119,624
3.50%, 01/15/48 (Call 07/15/47)	43	34,959
3.55%, 03/01/36 (Call 09/01/35)	210	185,350
3.63%, 03/03/37 (Call 09/03/36)	217	192,099
3.70%, 03/01/46 (Call 09/01/45)	200	166,074
3.75%, 03/03/47 (Call 09/03/46)	170	143,370
4.38%, 12/05/33 (Call 06/05/33)	25	24,675
4.50%, 09/01/40	60	57,271
4.50%, 12/05/43 (Call 06/05/43)	85	81,708
5.85%, 07/15/38	140	153,292
5.95%, 08/15/37	40	44,267
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	45	39,979
5.90%, 11/01/39	20	20,473
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	125	87,295
2.45%, 06/24/50 (Call 12/24/49)	215	133,592
2.75%, 12/10/51 (Call 06/10/51)	245	160,338
2.90%, 12/10/61 (Call 06/10/61)	125	78,411
3.60%, 09/15/42 (Call 03/15/42)	111	90,629
3.70%, 02/10/45 (Call 08/10/44)	215	175,365
4.00%, 03/07/49 (Call 09/07/48)	110	92,936
4.15%, 05/18/43	180	159,091
4.90%, 05/17/44	65	63,031
5.00%, 05/17/53 (Call 11/17/52)	185	180,497
5.15%, 05/17/63 (Call 11/17/62)	45	43,823
6.55%, 09/15/37	110	123,456
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	75	78,919

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	$90	$70,026
5.40%, 11/29/43 (Call 05/29/43)	80	66,619
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	105	71,974
3.70%, 09/21/42	40	33,192
4.00%, 11/20/45 (Call 05/20/45)	130	111,794
4.40%, 05/06/44	242	223,758
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	35	26,641
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	150	107,190
2.70%, 05/28/50 (Call 11/28/49)	75	50,753
3.90%, 03/15/39 (Call 09/15/38)	45	39,014
4.00%, 12/15/36	115	104,299
4.00%, 03/15/49 (Call 09/15/48)	215	184,403
4.10%, 09/15/38 (Call 03/15/38)	95	85,110
4.13%, 12/15/46	157	135,719
4.20%, 09/15/48 (Call 03/15/48)	145	127,987
4.30%, 06/15/43	150	135,063
4.40%, 05/15/44	130	118,305
5.60%, 09/15/40	30	31,066
7.20%, 03/15/39	250	301,932
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	285	277,391
5.30%, 05/19/53 (Call 11/19/52)	685	685,158
5.34%, 05/19/63	370	364,365
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	145,034
3.18%, 07/09/50 (Call 01/09/50)	200	134,326
3.38%, 07/09/60 (Call 01/09/60)	40	26,026
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	59,834
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	162,715
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	110	87,027
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	140	97,923
4.00%, 06/22/50 (Call 12/22/49)	200	132,362
Wyeth LLC
5.95%, 04/01/37	150	160,521
6.00%, 02/15/36	50	53,628
6.50%, 02/01/34	25	27,874
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	30	20,403
3.95%, 09/12/47 (Call 03/12/47)	75	59,939
4.45%, 08/20/48 (Call 02/20/48)	30	25,900
4.70%, 02/01/43 (Call 08/01/42)	145	131,084

		17,644,220

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	178,046
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	30	22,340
5.85%, 11/15/43 (Call 05/15/43)	45	34,924
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	90	74,518
3.40%, 01/15/38 (Call 07/15/37)(a)	70	57,323
3.70%, 01/15/39 (Call 07/15/38)(a)	125	100,585
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)	60	46,450

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)	$5	$3,974
4.25%, 04/15/48 (Call 10/15/47)(a)	10	8,101
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	45	41,685
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(a)	130	131,789
6.54%, 11/15/53(a)	170	173,852
6.71%, 08/15/63(a)	180	184,343
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	27,851
6.45%, 11/03/36(a)	55	56,045
6.75%, 09/15/37(a)	60	63,317
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44 (Call 06/15/44)	20	16,407
4.80%, 11/01/43 (Call 05/01/43)	70	59,343
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(f)	200	151,184
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	19,544
7.38%, 10/15/45 (Call 04/15/45)	105	118,549
Series B, 7.50%, 04/15/38	35	38,604
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	23,510
4.00%, 11/15/49 (Call 05/15/49)	95	71,220
4.50%, 06/10/44 (Call 12/10/43)	90	73,462
5.50%, 12/01/46 (Call 06/01/46)	58	53,832
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	85	77,566
4.95%, 01/15/43 (Call 07/15/42)	35	28,594
5.00%, 05/15/44 (Call 11/15/43)	25	20,410
5.00%, 05/15/50 (Call 11/15/49)	250	205,725
5.15%, 02/01/43 (Call 08/01/42)	65	54,632
5.15%, 03/15/45 (Call 09/15/44)	55	46,298
5.30%, 04/01/44 (Call 10/01/43)	41	34,848
5.30%, 04/15/47 (Call 10/15/46)	155	131,409
5.35%, 05/15/45 (Call 11/15/44)	55	46,996
5.40%, 10/01/47 (Call 04/01/47)	169	145,541
5.95%, 10/01/43 (Call 04/01/43)	70	64,003
6.00%, 06/15/48 (Call 12/15/47)	130	120,059
6.05%, 06/01/41 (Call 12/01/40)	40	37,681
6.10%, 02/15/42	40	37,441
6.13%, 12/15/45 (Call 06/15/45)	145	136,045
6.25%, 04/15/49 (Call 10/15/48)	185	176,834
6.50%, 02/01/42 (Call 08/01/41)	115	114,419
6.63%, 10/15/36	80	81,818
7.50%, 07/01/38	45	48,871
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	49	39,070
5.45%, 06/01/47 (Call 12/01/46)	60	49,540
5.60%, 04/01/44 (Call 10/01/43)	40	34,102
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	125	84,524
3.30%, 02/15/53 (Call 08/15/52)	120	82,110
3.70%, 01/31/51 (Call 07/31/50)	60	43,915
3.95%, 01/31/60 (Call 07/31/59)	10	7,395
4.20%, 01/31/50 (Call 07/31/49)	195	156,058
4.25%, 02/15/48 (Call 08/15/47)	225	183,301
4.45%, 02/15/43 (Call 08/15/42)	94	79,876
4.80%, 02/01/49 (Call 08/01/48)	125	109,832
4.85%, 08/15/42 (Call 02/15/42)	68	61,028

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/15/44 (Call 09/15/43)	$75	$66,933
4.90%, 05/15/46 (Call 11/15/45)	90	79,816
4.95%, 10/15/54 (Call 04/15/54)	40	35,436
5.10%, 02/15/45 (Call 08/15/44)	149	136,596
5.70%, 02/15/42	105	103,341
5.95%, 02/01/41	82	83,779
6.13%, 10/15/39	65	67,555
6.45%, 09/01/40	70	74,373
7.55%, 04/15/38	121	138,799
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	60	54,449
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	35	25,060
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(f)	177	149,329
2.63%, 03/31/36(f)	200	158,302
2.94%, 09/30/40(f)	190	149,765
3.25%, 09/30/40(f)	200	150,092
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(f)	200	200,670
6.51%, 02/23/42(f)	200	202,036
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	44,670
5.00%, 08/15/42 (Call 02/15/42)	85	71,305
5.00%, 03/01/43 (Call 09/01/42)	75	63,511
5.40%, 09/01/44 (Call 03/01/44)	85	74,051
5.50%, 03/01/44 (Call 09/01/43)	120	107,101
5.63%, 09/01/41	5	4,540
6.38%, 03/01/41	85	84,071
6.50%, 02/01/37	5	4,995
6.50%, 09/01/39	50	50,344
6.55%, 09/15/40	80	79,421
6.95%, 01/15/38	43	46,013
7.50%, 11/15/40	45	49,010
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	80	50,379
3.60%, 02/15/51 (Call 08/15/50)	145	97,553
5.05%, 02/15/46 (Call 08/15/45)	110	92,613
5.20%, 03/01/48 (Call 09/01/47)	100	86,145
5.30%, 12/01/34 (Call 06/01/34)	45	42,826
5.45%, 08/01/52 (Call 02/01/52)	105	93,784
5.55%, 06/01/45 (Call 12/01/44)	155	140,216
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	105	73,520
4.20%, 10/03/47 (Call 04/03/47)	90	66,311
4.25%, 09/15/46 (Call 03/15/46)	55	40,534
4.85%, 02/01/49 (Call 08/01/48)	45	36,508
5.15%, 10/15/43 (Call 04/15/43)	20	16,944
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	215	182,144
4.70%, 04/15/48 (Call 10/15/47)	165	132,487
4.90%, 04/15/58 (Call 10/15/57)	65	51,713
4.95%, 03/14/52 (Call 09/14/51)	170	140,031
5.20%, 03/01/47 (Call 09/01/46)	95	81,869
5.20%, 12/01/47 (Call 06/01/47)	65	55,729
5.50%, 02/15/49 (Call 08/15/48)	122	108,652
5.65%, 03/01/53 (Call 09/01/52)	45	40,792
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	58	61,223

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	$65	$42,860
4.30%, 01/15/49 (Call 07/15/48)(a)	80	62,908
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	85	63,741
4.50%, 03/15/50 (Call 09/15/49)	60	45,040
4.95%, 07/13/47 (Call 01/06/47)	65	53,433
5.20%, 07/15/48 (Call 01/15/48)	80	68,418
6.63%, 09/01/53	50	50,441
7.15%, 01/15/51 (Call 07/15/50)	65	68,813
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	60	57,933
6.20%, 09/15/43 (Call 03/15/43)	25	24,240
6.65%, 10/01/36	75	77,041
6.85%, 10/15/37	70	73,311
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	105	82,238
4.90%, 02/15/45 (Call 08/15/44)	100	79,937
5.15%, 06/01/42 (Call 12/01/41)	100	82,672
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	49,754
7.50%, 07/15/38(a)	25	23,625
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	55	49,294
4.83%, 05/01/48 (Call 11/01/47)(a)	20	16,775
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	30	29,934
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	55	44,646
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	44,212
5.95%, 09/25/43 (Call 03/25/43)	55	52,676
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	95	77,103
6.25%, 07/01/52 (Call 01/01/52)	80	76,870
6.50%, 02/15/53 (Call 08/15/52)	40	39,997
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	62,417
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	39	29,870
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	220	199,025
4.75%, 05/15/38 (Call 11/15/37)	70	61,230
4.88%, 05/15/48 (Call 11/15/47)	70	59,482
5.00%, 10/16/43 (Call 04/16/43)	95	82,279
5.10%, 03/15/49 (Call 09/15/48)	111	97,427
5.85%, 03/15/36	35	34,713
6.10%, 06/01/40	70	70,465
6.20%, 10/15/37	135	136,889
7.25%, 08/15/38	50	55,591
7.63%, 01/15/39	144	163,840
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	55	41,262
4.60%, 03/15/48 (Call 09/15/47)	60	50,062
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(a)	135	109,656
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	110	88,889
5.30%, 03/01/48 (Call 09/01/47)	56	45,834
5.45%, 04/01/44 (Call 10/01/43)	80	67,104
5.50%, 08/15/48 (Call 02/15/48)	50	41,491

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	$85	$57,043
4.85%, 03/01/48 (Call 09/01/47)	75	63,924
4.90%, 01/15/45 (Call 07/15/44)	50	42,594
5.10%, 09/15/45 (Call 03/15/45)	130	114,452
5.30%, 08/15/52 (Call 02/15/52)	110	99,131
5.40%, 03/04/44 (Call 09/04/43)	60	54,104
5.75%, 06/24/44 (Call 12/24/43)	95	90,164
5.80%, 11/15/43 (Call 05/15/43)	15	14,394
6.30%, 04/15/40	115	117,927

		12,207,246

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	35	29,758
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	30	25,894
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	75	64,942
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	70	60,471
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	100	67,062
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	50	32,909
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)	30	18,876

		299,912

Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34	10	9,909

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
2.95%, 03/15/34 (Call 12/15/33)	130	102,914
3.00%, 05/18/51 (Call 11/18/50)	95	57,317
3.55%, 03/15/52 (Call 09/15/51)	105	71,662
4.00%, 02/01/50 (Call 08/01/49)	115	85,776
4.75%, 04/15/35 (Call 01/15/35)	25	23,106
4.85%, 04/15/49 (Call 10/15/48)	15	12,299
5.15%, 04/15/53 (Call 10/15/52)	55	49,048
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	45	28,875
4.30%, 04/15/52 (Call 10/15/51)	30	23,128
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	127	76,736
3.10%, 06/15/50 (Call 12/15/49)	145	90,523
3.70%, 10/15/49 (Call 04/15/49)	110	76,630
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	15,189
4.15%, 07/01/47 (Call 01/01/47)	70	55,912
4.35%, 04/15/48 (Call 10/18/47)	35	28,405
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	40	28,334
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	17,684
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	60	43,321
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	125	84,199
3.25%, 01/15/51 (Call 07/15/50)	156	101,416
4.75%, 05/15/47 (Call 11/15/46)	26	21,455
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	95	70,092
5.20%, 02/15/49 (Call 08/15/48)	105	93,018

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	$100	$61,803
3.00%, 07/15/50 (Call 01/15/50)	90	56,503
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	15,210
4.50%, 07/01/44 (Call 01/01/44)	40	33,854
4.50%, 06/01/45 (Call 12/01/44)	80	65,401
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	50	27,992
4.50%, 03/15/48 (Call 09/15/47)	55	43,038
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	60	46,437
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	25	26,118
Kilroy Realty LP, 2.65%, 11/15/33 (Call 08/15/33)	30	20,832
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	10	6,991
4.13%, 12/01/46 (Call 06/01/46)	55	40,224
4.25%, 04/01/45 (Call 10/01/44)	25	19,209
4.45%, 09/01/47 (Call 03/01/47)	50	39,509
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	25	15,689
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	25	15,131
3.10%, 04/15/50 (Call 10/15/49)	70	42,988
3.50%, 04/15/51 (Call 10/15/50)	70	47,137
4.80%, 10/15/48 (Call 04/15/48)	30	24,489
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	65	35,257
3.00%, 04/15/50 (Call 10/15/49)	50	32,864
3.05%, 03/01/50 (Call 09/01/49)	25	16,542
4.38%, 09/15/48 (Call 03/15/48)	25	20,698
5.13%, 01/15/34	50	49,167
5.25%, 06/15/53 (Call 12/15/52)	135	128,582
Public Storage Operating Co., 5.35%, 08/01/53	5	4,871
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	47,795
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	70	54,730
4.65%, 03/15/49 (Call 09/15/48)	20	16,217
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	75	49,003
3.80%, 07/15/50 (Call 01/15/50)	65	46,883
4.25%, 10/01/44 (Call 04/01/44)	40	31,332
4.25%, 11/30/46 (Call 05/30/46)	35	27,015
4.75%, 03/15/42 (Call 09/15/41)	30	25,546
5.85%, 03/08/53 (Call 09/03/52)	164	160,753
6.75%, 02/01/40 (Call 11/01/39)	56	60,148
Trust Fibra Uno, 6.39%, 01/15/50 (Call 07/15/49)(f)	200	160,544
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	50	39,394
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	20	15,347
4.88%, 04/15/49 (Call 10/15/48)	55	45,099
5.70%, 09/30/43 (Call 03/30/43)	55	50,486
VICI Properties LP, 5.63%, 05/15/52 (Call 11/15/51)	100	88,098
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	120	77,908
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	41,033
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	40	30,972

		3,261,878

Security	Par (000)	Value

Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)	$75	$48,400
2.80%, 02/10/51 (Call 08/02/50)(a)	130	79,100
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	120	84,048
3.63%, 05/13/51 (Call 11/13/50)(a)	25	16,482
4.50%, 07/26/47 (Call 01/26/47)(a)	115	89,158
Bath & Body Works Inc.
6.75%, 07/01/36	70	64,532
6.88%, 11/01/35	100	93,495
7.60%, 07/15/37	25	22,692
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)	200	143,592
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)	100	74,213
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	55	44,770
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	80	51,906
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	55	40,655
5.50%, 11/01/52 (Call 05/01/52)	55	49,767
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	6,468
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	115	68,254
2.75%, 09/15/51 (Call 03/15/51)	125	80,374
3.13%, 12/15/49 (Call 06/15/49)	130	91,078
3.30%, 04/15/40 (Call 10/15/39)	75	59,206
3.35%, 04/15/50 (Call 10/15/49)	130	94,857
3.50%, 09/15/56 (Call 03/15/56)	125	91,542
3.63%, 04/15/52 (Call 10/15/51)	150	114,138
3.90%, 06/15/47 (Call 12/15/46)	127	103,124
4.20%, 04/01/43 (Call 10/01/42)	135	117,960
4.25%, 04/01/46 (Call 10/01/45)	190	162,796
4.40%, 03/15/45 (Call 09/15/44)	138	120,779
4.50%, 12/06/48 (Call 06/06/48)	175	156,445
4.88%, 02/15/44 (Call 08/15/43)	114	107,896
4.95%, 09/15/52 (Call 03/15/52)(b)	120	114,581
5.40%, 09/15/40 (Call 03/15/40)	56	56,315
5.88%, 12/16/36	314	336,881
5.95%, 04/01/41 (Call 10/01/40)	112	120,173
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	45	28,479
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	115	78,892
3.00%, 10/15/50 (Call 04/15/50)	125	79,090
3.50%, 04/01/51 (Call 10/01/50)	10	6,926
3.70%, 04/15/46 (Call 10/15/45)	243	181,689
4.05%, 05/03/47 (Call 11/03/46)	95	74,128
4.25%, 04/01/52 (Call 10/01/51)	165	130,157
4.38%, 09/15/45 (Call 03/15/45)	53	43,501
4.45%, 04/01/62 (Call 10/01/61)	80	62,413
4.65%, 04/15/42 (Call 10/15/41)	100	87,474
5.13%, 04/15/50 (Call 10/15/49)	75	68,587
5.50%, 10/15/35	90	90,548
5.63%, 04/15/53 (Call 10/15/52)	140	135,905
5.75%, 07/01/53 (Call 01/01/53)	105	103,857
5.80%, 09/15/62 (Call 03/15/62)	110	106,239
5.85%, 04/01/63 (Call 10/01/62)	100	97,519
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	25	14,890
4.50%, 12/15/34 (Call 06/15/34)	37	26,365

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.13%, 01/15/42 (Call 07/15/41)	$25	$16,611
6.38%, 03/15/37	25	19,371
6.70%, 07/15/34(a)	20	16,491
Marks & Spencer PLC, 7.13%, 12/01/37(a)	30	28,237
McDonald’s Corp.
3.63%, 05/01/43	35	27,278
3.63%, 09/01/49 (Call 03/01/49)	105	79,237
3.70%, 02/15/42	100	79,203
4.20%, 04/01/50 (Call 10/01/49)	95	78,869
4.45%, 03/01/47 (Call 09/01/46)	120	103,826
4.45%, 09/01/48 (Call 03/01/48)	125	108,685
4.60%, 05/26/45 (Call 11/26/44)	35	30,959
4.70%, 12/09/35 (Call 06/09/35)	129	123,199
4.88%, 07/15/40	35	32,458
4.88%, 12/09/45 (Call 06/09/45)	202	186,305
5.15%, 09/09/52 (Call 03/09/52)	60	57,427
5.45%, 08/14/53 (Call 02/14/53)	75	74,993
5.70%, 02/01/39	60	60,923
6.30%, 10/15/37	60	65,174
6.30%, 03/01/38	105	114,417
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	105	66,704
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	45	21,793
5.95%, 03/15/43(b)	30	14,106
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	35	24,595
3.50%, 11/15/50 (Call 05/15/50)	105	75,984
3.75%, 12/01/47 (Call 06/01/47)	105	79,774
4.30%, 06/15/45 (Call 12/15/44)	30	25,090
4.45%, 08/15/49 (Call 02/15/49)	115	97,609
4.50%, 11/15/48 (Call 05/15/48)	145	124,259
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	60	39,962
3.63%, 04/15/46	139	108,975
3.90%, 11/15/47 (Call 05/15/47)	70	57,289
4.00%, 07/01/42	90	78,249
4.80%, 01/15/53 (Call 07/15/52)	125	114,796
7.00%, 01/15/38	100	116,031
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	45	40,469
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	131	89,366
4.50%, 11/18/34 (Call 05/18/34)	40	35,068
4.80%, 11/18/44 (Call 05/18/44)	60	46,833
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	115	82,051
2.65%, 09/22/51 (Call 03/22/51)	155	104,284
2.95%, 09/24/49 (Call 03/24/49)	55	38,983
3.95%, 06/28/38 (Call 12/28/37)	165	148,178
4.00%, 04/11/43 (Call 10/11/42)	95	83,090
4.05%, 06/29/48 (Call 12/29/47)	279	244,859
4.30%, 04/22/44 (Call 10/22/43)(b)	30	27,295
4.50%, 09/09/52 (Call 03/09/52)	135	125,480
4.50%, 04/15/53	80	74,442
5.25%, 09/01/35	15	15,676
5.63%, 04/01/40	75	80,956
5.63%, 04/15/41	5	5,349
6.20%, 04/15/38	75	85,242

Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	$30	$26,394
6.88%, 11/15/37	35	36,870

		8,062,100

Semiconductors — 1.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52 (Call 12/01/51)	85	74,419
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	100	70,943
2.95%, 10/01/51 (Call 04/01/51)	115	77,110
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	60	40,839
4.35%, 04/01/47 (Call 10/01/46)	122	109,717
5.10%, 10/01/35 (Call 04/01/35)	62	62,908
5.85%, 06/15/41	60	64,063
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	400	304,928
3.19%, 11/15/36 (Call 08/15/36)(a)	340	255,544
3.47%, 04/15/34 (Call 01/15/34)(a)	85	69,432
3.50%, 02/15/41 (Call 08/15/40)(a)	360	263,491
3.75%, 02/15/51 (Call 08/15/50)(a)	205	146,417
4.93%, 05/15/37 (Call 02/15/37)(a)	300	269,856
Foundry JV Holdco LLC, 5.88%, 01/25/34(a)	5	4,929
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	95	65,847
3.05%, 08/12/51 (Call 02/12/51)	120	77,616
3.10%, 02/15/60 (Call 08/15/59)	100	62,131
3.20%, 08/12/61 (Call 02/12/61)	135	84,291
3.25%, 11/15/49 (Call 05/15/49)	170	115,485
3.73%, 12/08/47 (Call 06/08/47)	260	196,651
4.10%, 05/19/46 (Call 11/19/45)	131	107,045
4.10%, 05/11/47 (Call 11/11/46)	75	60,952
4.25%, 12/15/42	100	84,381
4.60%, 03/25/40 (Call 09/25/39)	45	40,913
4.75%, 03/25/50 (Call 09/25/49)	95	83,292
4.80%, 10/01/41	150	136,520
4.90%, 07/29/45 (Call 01/29/45)	20	19,366
4.90%, 08/05/52 (Call 02/05/52)	155	139,706
4.95%, 03/25/60 (Call 09/25/59)	60	53,986
5.05%, 08/05/62 (Call 02/05/62)	80	71,128
5.63%, 02/10/43 (Call 08/10/42)	190	189,413
5.70%, 02/10/53 (Call 08/10/52)	255	252,394
5.90%, 02/10/63 (Call 08/10/62)	170	170,340
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	225	161,561
4.95%, 07/15/52 (Call 01/15/52)	25	23,568
5.00%, 03/15/49 (Call 09/15/48)	110	103,740
5.25%, 07/15/62 (Call 01/15/62)	25	24,245
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	110	73,492
4.88%, 03/15/49 (Call 09/15/48)	120	112,567
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	135	93,586
3.48%, 11/01/51 (Call 05/01/51)	60	38,832
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	281	233,590
3.50%, 04/01/50 (Call 10/01/49)	100	78,669
3.70%, 04/01/60 (Call 10/01/59)	70	55,537
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	30	20,537

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.25%, 05/11/41 (Call 11/11/40)	$145	$103,130
3.25%, 11/30/51 (Call 05/30/51)	55	35,452
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(b)	100	72,961
4.30%, 05/20/47 (Call 11/20/46)	127	109,925
4.50%, 05/20/52 (Call 11/20/51)	165	143,756
4.65%, 05/20/35 (Call 11/20/34)	107	104,920
4.80%, 05/20/45 (Call 11/20/44)	130	122,643
6.00%, 05/20/53 (Call 11/20/52)	105	113,047
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	50	32,992
3.88%, 03/15/39 (Call 09/15/38)	210	181,589
4.10%, 08/16/52 (Call 02/16/52)	5	4,226
4.15%, 05/15/48 (Call 11/15/47)	140	121,431
5.00%, 03/14/53 (Call 09/14/52)	110	106,852
5.05%, 05/18/63	80	76,635
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	5	3,845
3.25%, 10/25/51 (Call 04/25/51)	200	144,722

		6,324,103

Software — 1.4%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	100	63,592
4.50%, 06/15/47 (Call 12/15/46)	91	83,568
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	25,782
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	65	45,160
4.50%, 08/15/46 (Call 02/15/46)	30	23,851
5.63%, 07/15/52 (Call 01/15/52)	85	80,623
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	210	171,139
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	654	432,261
2.68%, 06/01/60 (Call 12/01/59)	409	262,799
2.92%, 03/17/52 (Call 09/17/51)	575	407,543
3.04%, 03/17/62 (Call 09/17/61)	242	167,125
3.45%, 08/08/36 (Call 02/08/36)	292	259,582
3.50%, 02/12/35 (Call 08/12/34)	220	199,929
3.50%, 11/15/42	60	50,151
3.70%, 08/08/46 (Call 02/08/46)	300	254,250
3.75%, 02/12/45 (Call 08/12/44)	10	8,518
4.10%, 02/06/37 (Call 08/06/36)	195	185,172
4.20%, 11/03/35 (Call 05/03/35)	75	72,420
4.25%, 02/06/47 (Call 08/06/46)	55	51,051
4.45%, 11/03/45 (Call 05/03/45)	80	76,020
4.50%, 10/01/40	60	58,375
4.50%, 02/06/57 (Call 08/06/56)	125	117,301
5.20%, 06/01/39	20	20,957
5.30%, 02/08/41	30	31,770
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	305	230,736
3.60%, 04/01/50 (Call 10/01/49)	471	324,260
3.65%, 03/25/41 (Call 09/25/40)	180	135,749
3.80%, 11/15/37 (Call 05/15/37)	188	151,235
3.85%, 07/15/36 (Call 01/15/36)	145	119,867
3.85%, 04/01/60 (Call 10/01/59)	375	254,141
3.90%, 05/15/35 (Call 11/15/34)	175	149,215
3.95%, 03/25/51 (Call 09/25/50)	315	229,711
4.00%, 07/15/46 (Call 01/15/46)	289	216,698
4.00%, 11/15/47 (Call 05/15/47)	216	161,108
4.10%, 03/25/61 (Call 09/25/60)	160	113,650

Security	Par (000)	Value

Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$185	$142,872
4.30%, 07/08/34 (Call 01/08/34)	230	206,128
4.38%, 05/15/55 (Call 11/15/54)	150	115,055
4.50%, 07/08/44 (Call 01/08/44)	136	111,417
5.38%, 07/15/40	254	236,713
5.55%, 02/06/53 (Call 08/06/52)	245	227,693
6.13%, 07/08/39	159	161,013
6.50%, 04/15/38	146	153,843
6.90%, 11/09/52 (Call 05/09/52)	255	277,606
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	105	75,076
2.90%, 07/15/51 (Call 01/15/51)	285	190,614
3.05%, 07/15/61 (Call 01/15/61)	105	67,733

		7,201,072

Telecommunications — 2.8%
America Movil SAB de CV
6.13%, 11/15/37	115	119,970
6.13%, 03/30/40	224	232,230
6.38%, 03/01/35	131	141,166
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	200	152,574
3.10%, 02/01/43 (Call 08/01/42)(b)	185	128,989
3.30%, 02/01/52 (Call 08/01/51)	50	32,576
3.50%, 06/01/41 (Call 12/01/40)	225	164,914
3.50%, 09/15/53 (Call 03/15/53)	725	477,130
3.55%, 09/15/55 (Call 03/15/55)	820	535,099
3.65%, 06/01/51 (Call 12/01/50)	290	198,354
3.65%, 09/15/59 (Call 03/15/59)	696	450,402
3.80%, 12/01/57 (Call 06/01/57)	610	410,701
3.85%, 06/01/60 (Call 12/01/59)	130	88,378
4.30%, 12/15/42 (Call 06/15/42)	130	105,346
4.35%, 06/15/45 (Call 12/15/44)	40	31,520
4.50%, 05/15/35 (Call 11/15/34)	305	270,745
4.50%, 03/09/48 (Call 09/09/47)	150	119,692
4.55%, 03/09/49 (Call 09/09/48)	170	136,495
4.65%, 06/01/44 (Call 12/01/43)	135	111,517
4.75%, 05/15/46 (Call 11/15/45)	255	212,055
4.80%, 06/15/44 (Call 12/15/43)	50	42,330
4.85%, 03/01/39 (Call 09/01/38)	215	191,038
4.90%, 08/15/37 (Call 02/14/37)	170	153,819
5.15%, 03/15/42	180	162,864
5.15%, 11/15/46 (Call 05/15/46)	15	13,162
5.15%, 02/15/50 (Call 08/14/49)	140	123,438
5.25%, 03/01/37 (Call 09/01/36)	20	18,934
5.40%, 02/15/34	250	242,747
5.65%, 02/15/47 (Call 08/15/46)	130	124,634
5.70%, 03/01/57 (Call 09/01/56)	5	4,834
6.00%, 08/15/40 (Call 05/15/40)	5	5,002
6.38%, 03/01/41	140	144,066
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	133,960
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	55	39,244
4.30%, 07/29/49 (Call 01/29/49)	135	107,618
4.46%, 04/01/48 (Call 10/01/47)	65	53,307
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	90	59,017
Cisco Systems Inc.
5.50%, 01/15/40	255	264,527
5.90%, 02/15/39	224	242,684

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	$130	$96,885
4.38%, 11/15/57 (Call 05/15/57)	75	60,605
4.70%, 03/15/37	30	27,545
4.75%, 03/15/42	60	53,702
5.35%, 11/15/48 (Call 05/15/48)	25	23,530
5.45%, 11/15/79 (Call 05/19/79)	55	49,294
5.75%, 08/15/40	51	50,341
5.85%, 11/15/68 (Call 05/15/68)	46	43,844
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a) .	150	108,596
Embarq Corp., 8.00%, 06/01/36	162	98,661
Juniper Networks Inc., 5.95%, 03/15/41	36	34,200
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	11,218
Series U, 7.65%, 03/15/42	30	8,849
Motorola Solutions Inc., 5.50%, 09/01/44	51	46,855
Nokia OYJ, 6.63%, 05/15/39	75	71,359
Orange SA
5.38%, 01/13/42	5	4,790
5.50%, 02/06/44 (Call 08/06/43)	30	29,257
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	91	61,683
4.30%, 02/15/48 (Call 08/15/47)	130	96,846
4.35%, 05/01/49 (Call 11/01/48)	158	119,423
4.50%, 03/15/42	70	56,277
4.50%, 03/15/43 (Call 09/15/42)	60	47,845
4.55%, 03/15/52	195	150,922
5.00%, 03/15/44 (Call 09/15/43)	90	76,411
5.45%, 10/01/43 (Call 04/01/43)	25	22,361
7.50%, 08/15/38	100	107,652
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	99	70,841
Telecom Italia Capital SA
6.00%, 09/30/34	110	92,194
6.38%, 11/15/33	105	92,148
7.20%, 07/18/36	105	94,814
7.72%, 06/04/38	108	99,854
Telefonica Emisiones SA
4.90%, 03/06/48	170	135,691
5.21%, 03/08/47	150	125,764
5.52%, 03/01/49 (Call 09/01/48)	190	165,819
7.05%, 06/20/36	175	186,756
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	90	69,985
4.60%, 11/16/48 (Call 05/16/48)	5	4,129
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	170	119,836
3.30%, 02/15/51 (Call 08/15/50)	325	217,727
3.40%, 10/15/52 (Call 04/15/52)	325	219,986
3.60%, 11/15/60 (Call 05/15/60)	190	127,112
4.38%, 04/15/40 (Call 10/15/39)	265	227,418
4.50%, 04/15/50 (Call 10/15/49)	360	297,302
5.65%, 01/15/53 (Call 07/15/52)	200	194,888
5.75%, 01/15/54	65	64,211
5.80%, 09/15/62 (Call 03/15/62)	100	96,951
U.S. Cellular Corp., 6.70%, 12/15/33(b)	60	58,482
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	240	159,766
2.85%, 09/03/41 (Call 03/03/41)	50	34,083
2.88%, 11/20/50 (Call 05/20/50)	260	159,393
2.99%, 10/30/56 (Call 04/30/56)	408	243,678

Security	Par (000)	Value

Telecommunications (continued)
3.00%, 11/20/60 (Call 05/20/60)	$220	$129,162
3.40%, 03/22/41 (Call 09/22/40)	410	304,466
3.55%, 03/22/51 (Call 09/22/50)	500	349,580
3.70%, 03/22/61 (Call 09/22/60)	400	272,024
3.85%, 11/01/42 (Call 05/01/42)	140	108,632
3.88%, 03/01/52 (Call 09/01/51)	90	67,308
4.00%, 03/22/50 (Call 09/22/49)	185	141,429
4.13%, 08/15/46	155	123,222
4.40%, 11/01/34 (Call 05/01/34)	230	208,113
4.67%, 03/15/55	145	122,209
4.75%, 11/01/41	87	78,237
4.81%, 03/15/39	220	199,694
4.86%, 08/21/46	300	263,592
5.01%, 08/21/54	25	22,203
5.25%, 03/16/37	10	9,737
5.50%, 03/16/47	120	116,424
5.85%, 09/15/35	85	85,456
6.55%, 09/15/43	100	111,306
Vodafone Group PLC
4.25%, 09/17/50	180	138,397
4.38%, 02/19/43	128	104,279
4.88%, 06/19/49	235	199,179
5.00%, 05/30/38	25	23,238
5.13%, 06/19/59	65	55,459
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	105	73,257
5.25%, 05/30/48	10	9,023
5.63%, 02/10/53 (Call 08/10/52)	120	113,311
5.75%, 02/10/63 (Call 08/10/62)	90	83,582
6.15%, 02/27/37	165	168,952

		14,846,328

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	21,743
6.35%, 03/15/40	65	65,627
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	30	25,792

		113,162

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	6,824
3.30%, 09/15/51 (Call 03/15/51)	140	100,492
3.55%, 02/15/50 (Call 08/15/49)	50	38,160
3.90%, 08/01/46 (Call 02/01/46)	88	70,433
4.05%, 06/15/48 (Call 12/15/47)	115	94,420
4.13%, 06/15/47 (Call 12/15/46)	90	74,774
4.15%, 04/01/45 (Call 10/01/44)	90	75,991
4.15%, 12/15/48 (Call 06/15/48)	91	76,140
4.38%, 09/01/42 (Call 03/01/42)	80	70,282
4.45%, 03/15/43 (Call 09/15/42)	154	136,444
4.45%, 01/15/53 (Call 07/15/52)	125	111,080
4.55%, 09/01/44 (Call 03/01/44)	135	120,843
4.70%, 09/01/45 (Call 03/01/45)	20	18,088
4.90%, 04/01/44 (Call 10/01/43)	109	102,380
4.95%, 09/15/41 (Call 03/15/41)	55	52,386
5.05%, 03/01/41 (Call 09/01/40)	55	53,165
5.15%, 09/01/43 (Call 03/01/43)	110	106,566
5.20%, 04/15/54	125	123,011
5.40%, 06/01/41 (Call 12/01/40)	55	54,958
5.75%, 05/01/40 (Call 11/01/39)	70	73,058

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.15%, 05/01/37	$70	$76,153
6.20%, 08/15/36	55	60,208
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	90	55,122
3.20%, 08/02/46 (Call 02/02/46)	40	28,828
3.65%, 02/03/48 (Call 08/03/47)	90	70,637
4.40%, 08/05/52 (Call 02/05/52)	110	97,258
4.45%, 01/20/49 (Call 07/20/48)	75	65,798
6.20%, 06/01/36	35	38,071
6.38%, 11/15/37	53	57,907
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	55	45,612
3.10%, 12/02/51 (Call 06/02/51)	215	145,781
3.50%, 05/01/50	45	33,041
4.20%, 11/15/69	74	57,158
4.30%, 05/15/43	45	38,052
4.70%, 05/01/48	55	48,175
4.80%, 09/15/35 (Call 03/15/35)	35	33,674
4.80%, 08/01/45 (Call 02/01/45)	40	35,832
4.95%, 08/15/45	95	86,700
5.95%, 05/15/37	101	104,760
6.13%, 09/15/2115 (Call 03/15/2115)	98	101,583
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	115	81,564
3.80%, 11/01/46 (Call 05/01/46)	47	36,711
3.80%, 04/15/50 (Call 10/15/49)	35	27,107
3.95%, 05/01/50 (Call 11/01/49)	41	32,558
4.10%, 03/15/44 (Call 09/15/43)	148	123,043
4.25%, 11/01/66 (Call 05/01/66)	35	27,991
4.30%, 03/01/48 (Call 09/01/47)	95	80,050
4.40%, 03/01/43 (Call 09/01/42)	96	82,290
4.50%, 03/15/49 (Call 09/15/48)	20	17,309
4.50%, 11/15/52 (Call 05/15/52)	155	134,738
4.50%, 08/01/54 (Call 02/01/54)	85	72,918
4.65%, 03/01/68 (Call 09/01/67)	20	17,197
4.75%, 05/30/42 (Call 11/30/41)	125	113,105
4.75%, 11/15/48 (Call 05/15/48)	5	4,467
5.50%, 04/15/41 (Call 10/15/40)	100	99,550
6.00%, 10/01/36	40	41,887
6.15%, 05/01/37	30	31,991
6.22%, 04/30/40	60	64,357
Empresa de Transporte de Pasajeros Metro SA, 5.00%,
01/25/47 (Call 07/25/46)(f)	200	170,356
FedEx Corp.
3.90%, 02/01/35	40	34,787
4.05%, 02/15/48 (Call 08/15/47)	115	89,571
4.10%, 04/15/43	75	59,554
4.10%, 02/01/45	160	126,323
4.40%, 01/15/47 (Call 07/15/46)	82	67,386
4.55%, 04/01/46 (Call 10/01/45)	116	96,938
4.75%, 11/15/45 (Call 05/15/45)	123	105,786
4.95%, 10/17/48 (Call 04/17/48)	55	49,078
5.10%, 01/15/44	148	134,408
5.25%, 05/15/50 (Call 11/15/49)	170	157,898
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	150,186
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	90	88,124
MV24 Capital BV, 6.75%, 06/01/34(f)	168	151,409
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	50	31,791
3.05%, 05/15/50 (Call 11/15/49)	80	53,210

Security	Par (000)	Value

Transportation (continued)
3.16%, 05/15/55 (Call 11/15/54)	$163	$107,145
3.40%, 11/01/49 (Call 05/01/49)	90	63,692
3.70%, 03/15/53 (Call 09/15/52)	75	55,747
3.94%, 11/01/47 (Call 05/01/47)	94	74,306
3.95%, 10/01/42 (Call 04/01/42)	76	61,030
4.05%, 08/15/52 (Call 02/15/52)	85	67,446
4.10%, 05/15/49 (Call 11/15/48)	65	52,751
4.10%, 05/15/2121 (Call 11/15/2120)	25	17,543
4.15%, 02/28/48 (Call 08/28/47)	10	8,202
4.55%, 06/01/53 (Call 12/01/52)	110	95,073
4.65%, 01/15/46 (Call 07/15/45)	50	43,448
4.84%, 10/01/41	140	127,280
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,199
5.35%, 08/01/54	70	68,088
Polar Tankers Inc., 5.95%, 05/10/37(a)	67	67,773
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	10	7,890
2.95%, 03/10/52 (Call 09/10/51)	30	20,004
2.97%, 09/16/62 (Call 03/16/62)	35	21,533
3.20%, 05/20/41 (Call 11/20/40)	110	83,819
3.25%, 02/05/50 (Call 08/05/49)	265	190,874
3.38%, 02/01/35 (Call 08/01/34)	40	33,778
3.38%, 02/14/42 (Call 08/14/41)	115	89,756
3.50%, 02/14/53 (Call 08/14/52)	100	74,319
3.55%, 08/15/39 (Call 02/15/39)	140	113,453
3.55%, 05/20/61 (Call 11/20/60)	80	56,665
3.60%, 09/15/37 (Call 03/15/37)	176	147,161
3.75%, 02/05/70 (Call 08/05/69)	65	47,341
3.80%, 10/01/51 (Call 04/01/51)	114	89,941
3.80%, 04/06/71 (Call 10/06/70)	50	36,541
3.84%, 03/20/60 (Call 09/20/59)	247	189,192
3.85%, 02/14/72 (Call 08/14/71)	5	3,699
3.88%, 02/01/55 (Call 08/01/54)	65	50,542
3.95%, 08/15/59 (Call 02/15/59)	60	46,355
4.00%, 04/15/47 (Call 10/15/46)	105	84,734
4.05%, 11/15/45 (Call 05/15/45)	60	48,530
4.05%, 03/01/46 (Call 09/01/45)	50	40,721
4.10%, 09/15/67 (Call 03/15/67)	65	51,507
4.30%, 03/01/49 (Call 09/01/48)	160	137,109
4.50%, 09/10/48 (Call 03/10/48)	10	8,771
4.95%, 09/09/52 (Call 03/09/52)	15	14,475
5.15%, 01/20/63 (Call 07/20/62)	55	52,684
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	70	52,331
3.63%, 10/01/42	45	36,544
3.75%, 11/15/47 (Call 05/15/47)	207	167,103
4.25%, 03/15/49 (Call 09/15/48)	120	103,428
4.88%, 11/15/40 (Call 05/15/40)	55	53,040
5.05%, 03/03/53 (Call 09/03/52)	80	78,122
5.20%, 04/01/40 (Call 10/01/39)	80	79,669
5.30%, 04/01/50 (Call 10/01/49)	95	96,078
6.20%, 01/15/38	210	234,583
XPO CNW Inc., 6.70%, 05/01/34	35	35,089

		9,086,587

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	90	55,820
5.20%, 03/15/44 (Call 09/15/43)	60	52,373

		108,193

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	$45	$31,517
3.45%, 05/01/50 (Call 11/01/49)	85	61,654
3.75%, 09/01/47 (Call 03/01/47)	60	46,564
4.00%, 12/01/46 (Call 06/01/46)	30	23,738
4.15%, 06/01/49 (Call 12/01/48)	60	49,682
4.20%, 09/01/48 (Call 03/01/48)	55	45,344
4.30%, 12/01/42 (Call 06/01/42)	45	38,465
4.30%, 09/01/45 (Call 03/01/45)	75	62,180
6.59%, 10/15/37	45	50,041
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	55	36,612
4.28%, 05/01/49 (Call 11/01/48)	105	81,744
5.30%, 05/01/52 (Call 11/01/51)	25	22,652

		550,193

Total Corporate Bonds & Notes — 48.5% (Cost: $301,342,130)		258,051,668

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond
9.13%, 11/26/49(f)	200	148,078
9.38%, 05/08/48(f)	200	152,508

		300,586

Argentina — 0.5%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	16,664
3.63%, 07/09/35(e)	1,385	398,678
4.25%, 01/09/38(e)	305	95,740
Argentine Republic Government International Bond
3.50%, 07/09/41 (Call 10/02/23)(e)	1,407	434,369
3.63%, 07/09/35 (Call 10/02/23)(e)	2,650	782,518
3.63%, 07/09/46 (Call 10/02/23)(e)	300	89,274
4.25%, 01/09/38 (Call 10/02/23)(e)	1,400	490,392
Provincia de Buenos Aires/Government Bonds
5.50%, 09/01/37(e)(f)	60	18,366
6.38%, 09/01/37(e)(f)	650	248,105

		2,574,106

Bahrain — 0.1%
Bahrain Government International Bond
5.63%, 05/18/34(f)	200	175,806
7.50%, 09/20/47(f)	200	184,458

		360,264

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50
(Call 02/20/50)(f)	10	6,646

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	400	293,888
5.00%, 01/27/45(b)	400	311,452
5.63%, 01/07/41(b)	200	175,386
5.63%, 02/21/47	200	167,226
7.13%, 01/20/37	285	298,406
8.25%, 01/20/34	260	293,179

		1,539,537

Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52 (Call 10/19/51)(a)	5	3,932

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada, 7.25%, 09/01/36	$75	$93,589

		97,521

Chile — 0.3%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	145,940
3.10%, 01/22/61 (Call 07/22/60)	200	126,640
3.25%, 09/21/71 (Call 03/21/71)	200	125,478
3.50%, 01/31/34 (Call 10/31/33)	200	173,508
3.50%, 01/25/50 (Call 07/25/49)	200	145,190
3.50%, 04/15/53 (Call 10/15/52)	200	144,380
3.86%, 06/21/47	200	157,676
4.00%, 01/31/52 (Call 07/31/51)(b)	200	158,306
4.34%, 03/07/42 (Call 09/07/41)	200	172,186
5.33%, 01/05/54 (Call 07/05/53)	200	193,148

		1,542,452

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	155,384
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	172,904

		328,288

Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	112,648
4.13%, 02/22/42 (Call 08/22/41)	200	129,422
4.13%, 05/15/51 (Call 11/15/50)	200	120,426
5.00%, 06/15/45 (Call 12/15/44)	600	420,696
5.20%, 05/15/49 (Call 11/15/48)	200	140,588
5.63%, 02/26/44 (Call 08/26/43)	200	151,896
6.13%, 01/18/41	200	165,332
7.38%, 09/18/37	150	145,304
7.50%, 02/02/34 (Call 11/02/33)	200	198,784

		1,585,096

Costa Rica — 0.1%
Costa Rica Government International Bond
7.00%, 04/04/44(f)	200	197,850
7.16%, 03/12/45(f)	200	200,660

		398,510

Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	117,437
5.88%, 01/30/60(f)	300	230,157
6.40%, 06/05/49(f)	150	125,708
6.50%, 02/15/48(f)	150	128,425
6.85%, 01/27/45(f)	150	134,362
7.45%, 04/30/44(f)	200	192,478

		928,567

Ecuador — 0.1%
Ecuador Government International Bond
2.50%, 07/31/40(e)(f)	340	112,717
3.50%, 07/31/35(e)(f)	750	278,632

		391,349

Egypt — 0.1%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	100,416
7.90%, 02/21/48(f)	200	101,486
8.50%, 01/31/47(f)	200	105,622
8.70%, 03/01/49(f)	200	105,594
8.75%, 09/30/51(f)	200	105,686

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
8.88%, 05/29/50(f)	$200	$106,670

		625,474

El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	133,026
7.65%, 06/15/35(f)	215	151,736

		284,762

Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	400	165,880
8.88%, 05/07/42(f)(h)(i)	200	83,200

		249,080

Guatemala — 0.1%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(f)	200	182,194
6.60%, 06/13/36(a)	200	200,276

		382,470

Hong Kong — 0.1%
Airport Authority Hong Kong, 3.25%, 01/12/52
(Call 07/12/51)(a)	200	144,862
Hong Kong Government International Bond, 5.25%, 01/11/53(a)	200	214,466

		359,328

Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	120,678
6.75%, 09/25/52(f)	200	202,900
7.63%, 03/29/41	200	220,766

		544,344

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	141,836
3.20%, 09/23/61 (Call 03/23/61)	200	129,836
3.70%, 10/30/49	200	152,674
4.20%, 10/15/50	200	165,954
4.35%, 01/11/48	200	171,090
4.45%, 04/15/70	200	163,156
4.63%, 04/15/43(f)	200	185,044
4.75%, 07/18/47(f)	200	183,372
5.13%, 01/15/45(f)	200	193,816
5.25%, 01/17/42(f)	200	198,216
5.45%, 09/20/52 (Call 03/20/52)	200	197,640
5.95%, 01/08/46(f)	200	210,908
6.63%, 02/17/37(f)	200	222,840
6.75%, 01/15/44(f)	200	228,606
7.75%, 01/17/38(f)	200	245,678
8.50%, 10/12/35(f)	130	165,233
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	154,018

		3,109,917

Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	42,626
Israel Government International Bond
3.88%, 07/03/50	200	155,568
4.13%, 01/17/48	200	162,398
4.50%, 01/30/43	200	175,980

Security	Par (000)	Value

Israel (continued)
State of Israel
3.38%, 01/15/50	$200	$141,674
3.80%, 05/13/60(f)	600	429,186

		1,107,432

Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	175	123,027
4.00%, 10/17/49	335	242,647

		365,674

Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	200	227,080
8.00%, 03/15/39	100	117,721

		344,801

Jordan — 0.0%
Jordan Government International Bond, 7.38%, 10/10/47(f)	200	175,370

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 6.50%, 07/21/45(f)	200	209,016

Kenya — 0.0%
Republic of Kenya Government International Bond, 6.30%, 01/23/34(f)	200	144,474

Lebanon — 0.0%
Lebanon Government International Bond
0.00%, 11/02/35(f)(h)(i)	100	7,853
0.00%, 03/23/37(f)(h)(i)	50	3,939

		11,792

Mexico — 0.7%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	400	332,156
3.75%, 04/19/71 (Call 10/19/70)	400	256,912
3.77%, 05/24/61 (Call 11/24/60)	200	131,518
4.28%, 08/14/41 (Call 02/14/41)	300	242,298
4.35%, 01/15/47	200	155,902
4.40%, 02/12/52 (Call 08/12/51)	200	153,988
4.50%, 01/31/50 (Call 07/31/49)	200	159,158
4.60%, 01/23/46	200	161,752
4.60%, 02/10/48	200	160,616
4.75%, 03/08/44	350	293,597
5.00%, 04/27/51 (Call 10/27/50)	200	169,548
5.55%, 01/21/45(b)	250	233,208
5.75%, 10/12/2110	200	175,204
6.05%, 01/11/40	350	349,202
6.34%, 05/04/53 (Call 11/04/52)	400	400,428
6.35%, 02/09/35 (Call 11/09/34)	200	207,486
6.75%, 09/27/34	160	171,574

		3,754,547

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	131,190

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	137,814
7.70%, 02/23/38(f)	200	145,774
8.25%, 09/28/51(f)	200	142,512

		426,100

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	$200	$188,254
6.75%, 01/17/48(f)	200	193,702
7.00%, 01/25/51(f)	200	198,226

		580,182

Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	400	255,832
4.30%, 04/29/53	200	144,038
4.50%, 04/16/50 (Call 10/16/49)	200	149,948
4.50%, 04/01/56 (Call 10/01/55)	200	145,050
4.50%, 01/19/63 (Call 07/19/62)	200	142,956
6.40%, 02/14/35 (Call 11/14/34)	200	205,398
6.70%, 01/26/36	225	236,165
6.85%, 03/28/54 (Call 09/28/53)	200	204,640

		1,484,027

Paraguay — 0.0%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	185,194

Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	210	123,320
3.00%, 01/15/34 (Call 10/15/33)	285	231,531
3.23%, 07/28/2121 (Call 01/28/2121)	80	46,239
3.30%, 03/11/41 (Call 09/11/40)	200	148,568
3.55%, 03/10/51 (Call 09/10/50)	200	144,020
3.60%, 01/15/72 (Call 07/15/71)	125	81,963
5.63%, 11/18/50	275	273,752
6.55%, 03/14/37	115	125,306
8.75%, 11/21/33	130	161,702

		1,336,401

Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	129,736
3.20%, 07/06/46	200	142,220
3.70%, 03/01/41	200	160,438
3.70%, 02/02/42	200	160,188
3.95%, 01/20/40	300	253,578
4.20%, 03/29/47	200	167,514
5.00%, 01/13/37	200	194,914
5.50%, 01/17/48(b)	200	201,646
6.38%, 10/23/34	200	219,408

		1,629,642

Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	200	194,084
5.50%, 04/04/53 (Call 10/04/52)	300	291,750

		485,834

Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	600	528,372
4.63%, 06/02/46(f)	200	183,590
4.82%, 03/14/49(f)	600	559,524
5.10%, 04/23/48(f)	700	672,056
5.75%, 01/20/42(a)	200	213,516

		2,157,058

Security	Par (000)	Value

Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	$200	$136,780
5.13%, 06/15/48(f)	154	127,855
6.00%, 05/25/34(f)	80	78,013
6.13%, 01/22/44(f)	140	132,341
7.63%, 01/17/53(f)	130	139,444

		614,433

Saudi Arabia — 0.5%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	132,364
3.45%, 02/02/61(f)	200	132,790
3.75%, 01/21/55(f)	400	286,520
4.50%, 10/26/46(f)	600	506,364
4.50%, 04/22/60(f)	200	164,718
4.63%, 10/04/47(f)	400	339,000
5.00%, 04/17/49(f)	400	357,292
5.00%, 01/18/53(f)	400	355,464
5.25%, 01/16/50(f)	400	370,312

		2,644,824

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	132,112
5.65%, 09/27/47	200	141,466
5.75%, 09/30/49	200	141,214
6.25%, 03/08/41	175	142,037
7.30%, 04/20/52	200	168,386

		725,215

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	142,170
Korea International Bond, 3.88%, 09/20/48	200	170,480

		312,650

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	205	215,498
Inter-American Development Bank
3.20%, 08/07/42	135	110,219
3.88%, 10/28/41	115	103,559
4.38%, 01/24/44	100	95,799
International Bank for Reconstruction & Development,
4.75%, 02/15/35	110	112,517

		637,592

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	132,518
5.75%, 05/11/47	200	142,016
6.00%, 01/14/41	300	231,033
6.63%, 02/17/45	600	480,210
6.75%, 05/30/40	200	166,970
6.88%, 03/17/36	280	245,571
7.25%, 03/05/38	200	180,386
8.00%, 02/14/34	195	191,950

		1,770,654

Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/35(f)(h)(i)	400	106,860
7.38%, 09/25/34(f)(h)(i)	200	53,072

		159,932

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	$200	$117,618
3.00%, 09/15/51(f)	200	135,982
3.13%, 09/30/49(f)	400	280,532
3.88%, 04/16/50(f)	400	322,236
4.13%, 10/11/47(f)	200	168,706
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(f)	200	142,366
UAE International Government Bond
2.88%, 10/19/41(f)	200	145,836
3.25%, 10/19/61(f)	200	136,636

		1,449,912

Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	115	101,490
4.98%, 04/20/55	300	283,716
5.10%, 06/18/50	440	424,974
5.75%, 10/28/34 (Call 07/28/34)	50	53,756
7.63%, 03/21/36	100	120,926

		984,862

Total Foreign Government Obligations — 7.4% (Cost: $45,405,302)		39,437,105

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	142,159

California — 0.8%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	300	340,832
Series S-1, 7.04%, 04/01/50	50	61,197
Series S-3, 6.91%, 10/01/50	170	208,528
California State University RB, Class B, 2.72%, 11/01/52	200	131,593
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	118,496
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	53,828
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	81,867
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	200	240,554
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	103,874
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	58,909
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	200	211,479
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	260	269,113
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/2120 (Call 11/15/2119)	225	145,345
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	43,498
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	173,798
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	137,224

Security	Par (000)	Value

California (continued)
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	$50	$54,637
State of California, 5.20%, 03/01/43 (Call 03/01/33)	205	198,525
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	94,246
State of California GO BAB
7.30%, 10/01/39	400	473,713
7.50%, 04/01/34	250	298,523
7.55%, 04/01/39	250	307,471
7.60%, 11/01/40	145	180,143
University of California RB
Series AQ, 4.77%, 05/15/2115	150	127,806
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	134,987
University of California RB BAB, 5.77%, 05/15/43	50	52,468

		4,302,654

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	21,883

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	50	51,146
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	43,699

		94,845

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	50	44,405

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	91	101,297
Project M, Series 2010-A, 6.66%, 04/01/57	47	51,652

		152,949

Illinois — 0.2%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54(b)	250	229,693
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, 6.90%, 12/01/40	245	275,717
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	57,933
State of Illinois GO BAB, 6.63%, 02/01/35 BAB	185	192,901

		756,244

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.20%, 12/01/39	210	211,626

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	36,605
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	51,990

		88,595

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, 2.51%, 07/01/41 (Call 07/01/30)	215	155,883
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	205,501
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,154

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	$50	$52,743

		440,281

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	78,410
Michigan State University RB, 4.17%, 08/15/2122 (Call 02/15/2122)	100	74,531
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)	200	153,916
Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	143,959

		450,816

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49) .	100	74,410

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	183,718
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	222,142
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	238,881

		644,741

New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	300	309,468
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	150	181,935
Series E, 6.81%, 11/15/40	100	107,849
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	250	253,892
6.01%, 06/15/42	200	216,660
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	51,004
5.57%, 11/01/38	50	51,180
Series C-2, 5.77%, 08/01/36	95	97,715
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	102,859
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	60,502
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	55,993
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	200,326
5.07%, 07/15/53	30	29,630
Series 168, 4.93%, 10/01/51	80	76,723
Series 174, 4.46%, 10/01/62	350	310,117
Series 181, 4.96%, 08/01/46	50	48,107
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	45,610

		2,199,570

Ohio — 0.1%
American Municipal Power Inc. RB BAB
6.45%, 02/15/44	200	218,653
Series B, 8.08%, 02/15/50	50	66,155
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	65,789

Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	$100	$97,870

		448,467

Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	79,961
4.71%, 05/01/52	175	164,789

		244,750

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	106,609

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	132,957

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	45,112

Texas — 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	52,850
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	100	67,077
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	108,982
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	30,827
Dallas Fort Worth International Airport RB 4.51%, 11/01/51 (Call 11/01/32)	200	178,184
Series C, Class C, 2.92%, 11/01/50	100	71,627
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 10/02/23) (PSF)	40	40,105
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	105,678
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	70	84,092
State of Texas GO BAB
5.52%, 04/01/39	250	261,036
Series A, 4.68%, 04/01/40	100	96,893
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	205	204,909
5.17%, 04/01/41	200	200,118
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	80,286
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	33,861
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	147,548

		1,764,073

Virginia — 0.1%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	270	160,409
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	34,671

		195,080

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	$50	$49,502

Total Municipal Debt Obligations — 2.4% (Cost: $14,207,726)		12,611,728

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	288	265,993
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	410,365

		676,358

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 5.50%, 07/15/36	290	319,464
Tennessee Valley Authority
3.50%, 12/15/42	50	40,396
4.65%, 06/15/35	75	73,466
5.25%, 09/15/39	65	66,888
5.38%, 04/01/56	500	524,275
5.88%, 04/01/36	200	222,004
Series B, 4.70%, 07/15/33	40	40,229

		1,286,722

U.S. Government Obligations — 39.7%
U.S. Treasury Note/Bond
1.13%, 05/15/40	3,880	2,400,750
1.13%, 08/15/40	6,730	4,129,486
1.25%, 05/15/50	3,600	1,881,563
1.38%, 11/15/40	6,800	4,339,250
1.38%, 08/15/50	3,890	2,101,816
1.63%, 11/15/50	4,670	2,699,844
1.75%, 08/15/41	5,150	3,459,352
1.88%, 02/15/41	5,510	3,821,702
1.88%, 02/15/51	6,100	3,761,984
1.88%, 11/15/51	4,240	2,604,950
2.00%, 11/15/41	5,300	3,708,344
2.00%, 02/15/50	3,050	1,952,477
2.00%, 08/15/51	5,400	3,427,312
2.25%, 05/15/41	3,350	2,467,484
2.25%, 08/15/46	1,922	1,323,477
2.25%, 08/15/49	2,700	1,836,422
2.25%, 02/15/52	4,950	3,339,703
2.38%, 02/15/42	4,790	3,562,562
2.38%, 11/15/49	2,160	1,509,975
2.38%, 05/15/51	6,400	4,448,000
2.50%, 02/15/45	2,130	1,562,888
2.50%, 02/15/46	895	650,413
2.50%, 05/15/46	1,750	1,270,391
2.75%, 08/15/42	1,450	1,139,609
2.75%, 11/15/42	4,355	3,412,551
2.75%, 08/15/47	7,400	5,606,656
2.75%, 11/15/47	7,800	5,904,844
2.88%, 05/15/43	3,150	2,507,203
2.88%, 08/15/45	500	390,859
2.88%, 11/15/46	850	660,875
2.88%, 05/15/49	2,600	2,015,812
2.88%, 05/15/52	6,500	5,045,625
3.00%, 05/15/42	1,000	820,156
3.00%, 11/15/45	500	399,297

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/47	$1,300	$1,033,297
3.00%, 05/15/47	6,300	5,006,531
3.00%, 02/15/48	11,750	9,324,727
3.00%, 08/15/48	4,640	3,681,550
3.00%, 02/15/49	2,755	2,186,351
3.00%, 08/15/52	7,650	6,097,289
3.13%, 11/15/41	600	506,063
3.13%, 02/15/42	3,100	2,603,031
3.13%, 02/15/43	7,200	5,977,125
3.13%, 08/15/44	1,050	863,297
3.13%, 05/15/48	4,835	3,926,171
3.25%, 05/15/42	3,690	3,150,337
3.38%, 08/15/42	4,840	4,199,456
3.38%, 05/15/44	1,450	1,242,695
3.38%, 11/15/48	6,860	5,828,856
3.50%, 02/15/39	1,060	974,206
3.63%, 08/15/43	1,450	1,295,031
3.63%, 02/15/53	12,569	11,323,883
3.63%, 05/15/53	6,600	5,952,375
3.75%, 11/15/43	2,300	2,090,844
3.88%, 08/15/40	650	616,688
3.88%, 02/15/43	8,975	8,349,555
3.88%, 05/15/43	5,730	5,328,900
4.00%, 11/15/42	6,900	6,545,297
4.00%, 11/15/52	10,340	9,978,100
4.13%, 08/15/53	2,500	2,466,406
4.25%, 05/15/39	1,300	1,303,250
4.38%, 02/15/38	1,000	1,023,750
4.38%, 11/15/39	1,630	1,652,413
4.38%, 05/15/40	1,095	1,107,832
4.38%, 08/15/43	1,000	997,344
4.50%, 02/15/36	10	10,448
4.50%, 05/15/38	1,760	1,822,700
4.63%, 02/15/40	1,000	1,043,750
4.75%, 02/15/37	200	213,563
5.00%, 05/15/37	1,050	1,147,781

		211,034,524

Total U.S. Government & Agency Obligations — 40.1% (Cost: $258,992,351)		212,997,604

Total Long-Term Investments — 98.4% (Cost: $619,947,509)		523,098,105

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(j)(k)(l)	6,434	6,433,824

Total Short-Term Securities — 1.2% (Cost: $6,433,824)		6,433,824

Total Investments — 99.6% (Cost: $626,381,333)		529,531,929

Other Assets Less Liabilities — 0.4%		2,201,650

Net Assets — 100.0%		$531,733,579

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core 10+ Year USD Bond ETF

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,400,248	$33,576	(a)	$—	$—	$—	$6,433,824	6,434	$71,096	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$258,051,668	$—	$258,051,668
Foreign Government Obligations	—	39,437,105	—	39,437,105
Municipal Debt Obligations	—	12,611,728	—	12,611,728
U.S. Government & Agency Obligations	—	212,997,604	—	212,997,604
Short-Term Securities
Money Market Funds	6,433,824	—	—	6,433,824

	$6,433,824	$523,098,105	$—	$529,531,929

See notes to financial statements.

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$189,976,383	$523,098,105
Investments, at value — affiliated(c)	31,084,193	6,433,824
Cash	—	9,774
Cash pledged as collateral for TBA commitments	254,000	—
Foreign currency, at value(d)	16	168
Receivables:
Investments sold	3,013,583	3,166,046
Securities lending income — affiliated	2,349	5,219
TBA sales commitments	1,083,586	—
Dividends — affiliated	129,647	9,215
Interest — unaffiliated	1,116,954	6,062,641

Total assets	226,660,711	538,784,992

LIABILITIES
Bank overdraft	20	—
Collateral on securities loaned, at value	1,408,353	3,553,824
TBA sales commitments, at value(e)	1,088,264	—
Payables:
Investments purchased	33,094,997	3,470,668
Investment advisory fees	7,348	26,921

Total liabilities	35,598,982	7,051,413

Commitments and contingent liabilities

NET ASSETS	$191,061,729	$531,733,579

NET ASSETS CONSIST OF
Paid-in capital	$206,929,605	$637,425,981
Accumulated loss	(15,867,876)	(105,692,402)

NET ASSETS	$191,061,729	$531,733,579

NET ASSETVALUE
Shares outstanding	4,500,000	10,550,000

Net asset value	$42.46	$50.40

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$201,803,585	$619,947,509
(b) Securities loaned, at value	$1,362,655	$3,428,999
(c) Investments, at cost — affiliated	$31,075,180	$6,433,824
(d) Foreign currency, at cost	$16	$164
(e) Proceeds from TBA sales commitments	$1,083,586	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$616,772	$42,294
Interest — unaffiliated	3,051,910	11,638,535
Securities lending income — affiliated — net	14,226	28,802
Other income — unaffiliated	109	833

Total investment income	3,683,017	11,710,464

EXPENSES
Investment advisory	52,327	152,773

Total expenses	52,327	152,773

Less:
Investment advisory fees waived	(10,652)	—

Total expenses after fees waived	41,675	152,773

Net investment income	3,641,342	11,557,691

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,760,740)	(3,582,399)
Investments — affiliated	2,565	—
In-kind redemptions — unaffiliated(a)	—	(2,231,354)

	(1,758,175)	(5,813,753)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(131,869)	(17,669,538)
Investments — affiliated	(7,935)	—

	(139,804)	(17,669,538)

Net realized and unrealized loss	(1,897,979)	(23,483,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,743,363	$(11,925,600)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/23 (unaudited )	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited )	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 3,641,342	$ 3,733,206	$ 11,557,691	$11,323,453
Net realized loss	(1,758,175)	(5,214,370)	(5,813,753)	(11,012,168)
Net change in unrealized appreciation (depreciation)	(139,804)	(8,949,985)	(17,669,538)	(64,254,677)

Net increase (decrease) in net assets resulting from operations	1,743,363	(10,431,149)	(11,925,600)	(63,943,392)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,484,225)	(3,367,572)	(10,656,198)	(10,987,132)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	29,958,793	69,377,536	216,286,467	106,430,125

NET ASSETS
Total increase in net assets	28,217,931	55,578,815	193,704,669	31,499,601
Beginning of period	162,843,798	107,264,983	338,028,910	306,529,309

End of period	$191,061,729	$162,843,798	$531,733,579	$338,028,910

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$42.85		$48.76	$51.55	$51.67	$48.49	$48.16

Net investment income(a)	0.90		1.39	0.91	1.09	1.49	1.54
Net realized and unrealized gain (loss)(b)	(0.41)		(6.00)	(2.46)	0.15	3.15	0.25

Net increase (decrease) from investment operations	0.49		(4.61)	(1.55)	1.24	4.64	1.79

Distributions(c)
From net investment income	(0.88)		(1.30)	(0.86)	(1.36)	(1.46)	(1.46)
From net realized gain	—		—	(0.38)	—	—	—

Total distributions	(0.88)		(1.30)	(1.24)	(1.36)	(1.46)	(1.46)

Net asset value, end of period	$42.46		$42.85	$48.76	$51.55	$51.67	$48.49

Total Return(d)
Based on net asset value	1.12	%(e)	(9.51)%	(3.07)%	2.39%	9.72%	3.81%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived	0.05	%(g)	0.05%	0.05%	0.05%	0.05%	0.04%

Net investment income	4.18	%(g)	3.14%	1.79%	2.09%	2.97%	3.22%

Supplemental Data
Net assets, end of period (000)	$191,062		$162,844	$107,265	$123,730	$118,852	$58,187

Portfolio turnover rate(h)(i)	154%		335%	279%	384%	377%	481%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$51.61		$66.64	$71.04	$73.73	$59.94	$61.20

Net investment income(a)	1.18		2.21	2.17	2.24	2.37	2.39
Net realized and unrealized gain (loss)(b)	(1.25)		(15.04)	(4.38)	(2.40)	13.77	(1.21)

Net increase (decrease) from investment operations	(0.07)		(12.83)	(2.21)	(0.16)	16.14	1.18

Distributions(c)
From net investment income	(1.14)		(2.20)	(2.19)	(2.23)	(2.35)	(2.44)
From net realized gain	—		—	—	(0.30)	—	—

Total distributions	(1.14)		(2.20)	(2.19)	(2.53)	(2.35)	(2.44)

Net asset value, end of period	$50.40		$51.61	$66.64	$71.04	$73.73	$59.94

Total Return(d)
Based on net asset value	(0.18	)%(e)	(19.44)%	(3.23)%	(0.36)%	27.44%	2.04%

Ratios to Average Net Assets(f)
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	4.54	%(g)	4.04%	3.05%	3.00%	3.54%	4.01%

Supplemental Data
Net assets, end of period (000)	$531,734		$338,029	$306,529	$440,428	$357,608	$227,785

Portfolio turnover rate(h)	5%		10%	15%	17%	9%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$141,862	$(141,862)	$—	$—
BMO Capital Markets Corp.	12,858	(12,858)	—	—
BNP Paribas SA	153,999	(153,999)	—	—
Citigroup Global Markets, Inc.	86,112	(86,112)	—	—
Goldman Sachs & Co. LLC	342,436	(342,436)	—	—
J.P. Morgan Securities LLC	281,756	(281,756)	—	—
Jefferies LLC	75,802	(75,802)	—	—
Morgan Stanley	25,585	(25,585)	—	—
Nomura Securities International, Inc.	3,502	(3,502)	—	—
Pershing LLC	30,964	(30,964)	—	—
RBC Capital Markets LLC	75,806	(75,806)	—	—
Scotia Capital (USA), Inc.	35,071	(35,071)	—	—
State Street Bank & Trust Co.	11,985	(11,985)	—	—
Toronto-Dominion Bank	84,917	(84,917)	—	—

	$1,362,655	$(1,362,655)	$—	$—

Core 10+ Year USD Bond
Barclays Bank PLC	$179,526	$(179,526)	$—	$—
BNP Paribas Prime Brokerage International Ltd.	250,730	(250,730)	—	—
BofA Securities, Inc.	13,965	(13,965)	—	—
Citigroup Global Markets, Inc.	281,324	(281,324)	—	—
Goldman Sachs & Co. LLC	551,489	(551,489)	—	—
J.P. Morgan Securities LLC	1,036,520	(1,036,520)	—	—
Morgan Stanley	486,174	(486,174)	—	—
Nomura Securities International, Inc.	227,611	(227,611)	—	—
RBC Capital Markets LLC	62,324	(62,324)	—	—
Scotia Capital (USA), Inc.	91,347	(91,347)	—	—
UBS AG	154,169	(154,169)	—	—
Wells Fargo Securities LLC	93,820	(93,820)	—	—

	$3,428,999	$(3,428,999)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$ 10,652

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Core 5-10 Year USD Bond	$ 3,477
Core 10+ Year USD Bond	7,124

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$275,201,248	$259,700,646	$5,992,278	$6,429,886
Core 10+ Year USD Bond	15,362,329	11,030,135	12,950,416	13,313,197

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$14,052,003	$—
Core 10+ Year USD Bond	254,962,011	44,707,195

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Core 5-10 Year USD Bond	$(2,955,780)
Core 10+ Year USD Bond	(5,098,934)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$233,000,679	$399,199	$(12,343,980)	$(11,944,781)
Core 10+ Year USD Bond	626,453,731	308,638	(97,230,440)	(96,921,802)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	700,000	$29,958,793	2,700,000	$118,398,576
Shares redeemed	—	—	(1,100,000)	(49,021,040)

	700,000	$29,958,793	1,600,000	$69,377,536

Core 10+ Year USD Bond
Shares sold	4,900,000	$261,920,504	2,800,000	$156,142,351
Shares redeemed	(900,000)	(45,634,037)	(850,000)	(49,712,226)

	4,000,000	$216,286,467	1,950,000	$106,430,125

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Board Review and Approval of Investment Advisory Contract

iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	95

Supplemental Information (continued)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	97

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.95%	(1.20)%	0.46%	1.45%	(1.20)%	2.31%	15.46%
Fund Market	1.02	(1.07)	0.48	1.47	(1.07)	2.41	15.68
Index	0.95	(1.19)	0.49	1.48	(1.19)	2.47	15.86

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.50	$0.15		$1,000.00	$1,025.00	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	63.6%
Aa	4.7
A	11.9
Baa	12.1
Ba	0.4
Not Rated	7.3

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	70.8%
Corporate Bonds & Notes	25.9
Foreign Government Obligations	2.1
Collaterized Mortgage Obligations	1.1
Municipal Debt Obligations	0.6
Asset-Backed Securities	0.4
TBA Sales Commitments	(0.9)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,066,003
4.87%, 05/15/28	6,840	6,803,773
Class A, 0.90%, 11/15/26	70,000	66,252,854
Class A, 4.95%, 10/15/27	15,000	14,901,637
Americredit Automobile Receivables Trust
2023-15.62%, 11/18/27	8,210	8,207,231
BA Credit Card Trust Series 2021-A1, Class A1,
0.44%, 09/15/26	23,870	23,107,096
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	11,000	9,316,990
CarMax Auto Owner Trust 4.65%, 01/16/29	8,300	8,157,157
Discover Card Execution Note Trust
3.56%, 07/15/27	18,000	17,428,499
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,565,227
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27	3,261	3,018,597
Exeter Automobile Receivables Trust 2023-15.82%, 02/15/28	11,180	11,081,767
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28	2,940	2,695,478
4.47%, 02/16/28	6,667	6,556,255
4.43%, 10/16/28	13,000	12,713,710
GM Financial Consumer Automobile Receivables Trust 2023-1
4.66%, 02/16/28	18,560	18,324,831
4.59%, 07/17/28	3,500	3,441,437
Hyundai Auto Receivables Trust
5.39%, 06/15/27	11,045	11,023,204
4.58%, 04/15/27	6,600	6,505,811
4.48%, 07/17/28	13,000	12,742,398
5.48%, 04/17/28	30,000	30,144,784
Nissan Auto Lease Trust 2023-A
4.91%, 01/15/26	28,290	28,038,917
5.09%, 05/15/30	17,060	16,674,811
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27	10,688	10,518,171
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27	28,690	27,625,705
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,725,899
5.01%, 01/22/30	6,000	5,953,611

Total Asset-Backed Securities — 0.4% (Cost: $398,930,896)		387,591,853

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	4,736,921
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	13,113,643
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,475,163
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	18,959,858
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,422,033
BANK 2021-BNK35, 2.29%, 06/15/64	7,260	5,784,288
BANK 2021-BNK36, Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,198,865

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$1,598	$1,532,622
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	7,620,901
BBCMS Mortgage Trust
5.45%, 04/15/56	7,710	7,728,523
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	17,187,531
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	8,468,819
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	13,511,531
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,573,467
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,287,385
BBCMS Mortgage Trust 2022-C18, 5.71%, 12/15/55(a)	3,160	3,230,120
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	15,227,530
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	9,710,704
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,495,185
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	5,760,694
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,528,466
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	15,648,259
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	18,507,807
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	17,849,778
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	1,831,921
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,500,302
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	6,763,373
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	19,261,432
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	9,724,960
BMO Mortgage Trust, 5.96%, 09/15/56(a)	30,000	31,128,645
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47	2,207	2,173,933
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	4,965,055
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	2,414	2,373,813
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	16,600,582
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,495,524
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	12,870,324
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	18,709,032
COMM Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 03/10/47	1,916	1,908,919
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	12,623,316
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	16,254,482
Series 2015-PC1, Class A5, 3.90%, 07/10/50	9,650	9,289,703
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	7,635,450
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,809,791
Commission Mortgage Trust
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	9,690,428
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	9,625,531
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	2,866,360
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,635,330
Series 2015-DC1, Class C, 4.44%, 02/10/48(a)	3,000	2,556,217
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	14,853,052
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	9,559,845
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	16,704,117
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	4,814,674
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	25,193,310
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	8,536,878
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	919,710

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 11/25/32(a)	$17,795	$16,408,705
4.20%, 05/25/33	48,000	45,696,944
4.35%, 01/25/33(a)	33,140	31,938,464
Federal National Mortgage Association, 4.19%, 07/25/28(a)	20,000	19,363,066
Freddie Mac Multifamily Structured Pass Through Certificates
3.82%, 12/25/32(a)	21,500	19,881,342
4.25%, 04/25/33	40,000	38,236,427
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,787,631
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47	18,396	18,026,877
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	5,790,948
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	9,499,142
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	11,679,370
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,791,713
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,302,278
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/47	9,660	9,395,967
Series 2014-C24, Class A5, 3.64%, 11/15/47	16,995	16,425,717
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,468,820
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.09%, 07/15/46(a)	1,232	1,201,995
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	4,762,439
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,770,044
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	6,943,216
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	16,187,519
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	15,473,304
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,809,932
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	8,836,734
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,306,500
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,037,353
Series 2018, Class A3, 4.14%, 10/15/51	21,700	20,239,026
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	650,781
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	6,817,638
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	607,635
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	16,832,452
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	8,382,687
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	16,735,119
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54	4,600	3,651,043
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,117,087
Series 2015-LC22, Class A4, 3.84%, 09/15/58	5,000	4,782,580
Series 2015-SG1, Class A4, 3.79%, 09/15/48	10,856	10,379,857
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,372,049
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	13,981,933
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,213,844

		970,222,280

Total Collaterized Mortgage Obligations — 1.0% (Cost: $1,077,317,583)		970,222,280

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$2,678	$2,162,539
3.38%, 03/01/41 (Call 09/01/40)	2,052	1,446,578
4.65%, 10/01/28 (Call 07/01/28)	1,791	1,713,539
4.75%, 03/30/30 (Call 12/30/29)	2,548	2,429,722
5.38%, 06/15/33 (Call 03/15/33)	1,858	1,793,267
5.40%, 10/01/48 (Call 04/01/48)	2,010	1,828,939
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,007	2,492,442
2.60%, 08/01/31 (Call 05/01/31)	4,139	3,386,157
3.60%, 04/15/26 (Call 01/15/26)	6,550	6,265,796
3.65%, 11/01/24 (Call 08/01/24)	3,015	2,944,871
4.20%, 06/01/30 (Call 03/01/30)	2,882	2,660,691
WPP Finance 2010, 3.75%, 09/19/24	3,111	3,024,763

		32,149,304

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	11,840	10,924,176
2.25%, 06/15/26 (Call 03/15/26)	4,484	4,107,165
2.60%, 10/30/25 (Call 07/30/25)	2,998	2,812,514
2.70%, 02/01/27 (Call 12/01/26)	5,705	5,215,910
2.75%, 02/01/26 (Call 01/01/26)	1,735	1,627,586
2.80%, 03/01/27 (Call 12/01/26)	2,868	2,620,176
2.85%, 10/30/24 (Call 07/30/24)	1,631	1,572,904
2.95%, 02/01/30 (Call 11/01/29)	5,649	4,889,379
3.10%, 05/01/26 (Call 03/01/26)	4,941	4,652,347
3.20%, 03/01/29 (Call 12/01/28)	3,861	3,470,498
3.25%, 02/01/28 (Call 12/01/27)	1,600	1,466,400
3.25%, 03/01/28 (Call 12/01/27)	2,654	2,417,741
3.25%, 02/01/35 (Call 11/01/34)	2,804	2,250,518
3.38%, 06/15/46 (Call 12/15/45)	1,278	877,539
3.45%, 11/01/28 (Call 08/01/28)(b)	2,468	2,260,441
3.50%, 03/01/39 (Call 09/01/38)	2,204	1,656,747
3.55%, 03/01/38 (Call 09/01/37)	1,203	922,376
3.60%, 05/01/34 (Call 02/01/34)	3,196	2,707,875
3.63%, 02/01/31 (Call 11/01/30)	1,382	1,233,836
3.63%, 03/01/48 (Call 09/01/47)	1,953	1,362,803
3.65%, 03/01/47 (Call 09/01/46)	1,476	1,035,503
3.75%, 02/01/50 (Call 08/01/49)	4,998	3,644,042
3.83%, 03/01/59 (Call 09/01/58)	2,062	1,419,996
3.85%, 11/01/48 (Call 05/01/48)	2,009	1,462,974
3.90%, 05/01/49 (Call 11/01/48)	3,721	2,784,387
3.95%, 08/01/59 (Call 02/01/59)	4,073	2,904,171
4.88%, 05/01/25 (Call 04/01/25)	11,972	11,804,272
5.04%, 05/01/27 (Call 03/01/27)	7,414	7,328,294
5.15%, 05/01/30 (Call 02/01/30)	13,123	12,907,520
5.71%, 05/01/40 (Call 11/01/39)	8,512	8,268,812
5.81%, 05/01/50 (Call 11/01/49)	19,851	19,320,383
5.88%, 02/15/40	1,858	1,846,796
5.93%, 05/01/60 (Call 11/01/59)	11,580	11,186,627
6.13%, 02/15/33	1,723	1,784,063
6.63%, 02/15/38	1,244	1,306,362
6.88%, 03/15/39	2,601	2,862,531
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,130	2,826,672
2.13%, 08/15/26 (Call 05/15/26)	4,113	3,799,260
2.25%, 06/01/31 (Call 03/01/31)	1,725	1,441,341
2.38%, 11/15/24 (Call 09/15/24)	866	834,400

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.63%, 11/15/27 (Call 08/15/27)	$2,459	$2,244,501
2.85%, 06/01/41 (Call 12/01/40)	2,884	2,105,233
3.25%, 04/01/25 (Call 03/01/25)	4,054	3,928,326
3.50%, 05/15/25 (Call 03/15/25)	2,882	2,798,624
3.50%, 04/01/27 (Call 02/01/27)	2,047	1,948,621
3.60%, 11/15/42 (Call 05/15/42)	933	749,096
3.63%, 04/01/30 (Call 01/01/30)	4,627	4,304,915
3.75%, 05/15/28 (Call 02/15/28)	4,583	4,377,727
4.25%, 04/01/40 (Call 10/01/39)	2,859	2,549,942
4.25%, 04/01/50 (Call 10/01/49)	3,550	3,121,125
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	1,100	1,090,903
5.35%, 08/01/33 (Call 05/01/33)	965	956,016
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,310	1,231,059
4.95%, 08/15/25 (Call 05/15/25)	1,777	1,729,892
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,940	2,314,456
2.90%, 12/15/29 (Call 09/15/29)	3,046	2,649,959
3.83%, 04/27/25 (Call 01/27/25)	3,006	2,925,529
3.85%, 12/15/26 (Call 09/15/26)	4,302	4,107,722
4.40%, 06/15/28 (Call 03/15/28)	6,722	6,460,166
4.85%, 04/27/35 (Call 10/27/34)	1,666	1,570,538
5.05%, 04/27/45 (Call 10/27/44)	1,633	1,507,145
5.40%, 01/15/27	3,715	3,723,805
5.40%, 07/31/33 (Call 04/30/33)	3,925	3,932,143
5.60%, 07/31/53 (Call 01/31/53)	1,070	1,073,991
6.15%, 12/15/40	2,250	2,318,108
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,890	1,567,112
2.80%, 06/15/50 (Call 12/15/49)	4,093	2,754,016
3.55%, 01/15/26 (Call 10/15/25)	4,868	4,710,812
3.60%, 03/01/35 (Call 09/01/34)	2,063	1,815,192
3.80%, 03/01/45 (Call 09/01/44)	4,680	3,826,742
3.90%, 06/15/32 (Call 03/15/32)	3,405	3,162,394
4.07%, 12/15/42	2,458	2,133,126
4.09%, 09/15/52 (Call 03/15/52)	6,301	5,313,885
4.15%, 06/15/53 (Call 12/15/52)	4,415	3,723,523
4.30%, 06/15/62 (Call 12/15/61)	3,825	3,240,158
4.45%, 05/15/28 (Call 04/15/28)	965	949,821
4.50%, 05/15/36 (Call 11/15/35)	1,975	1,874,018
4.70%, 05/15/46 (Call 11/15/45)	4,769	4,460,303
4.75%, 02/15/34 (Call 11/15/33)	2,725	2,688,458
4.95%, 10/15/25 (Call 09/15/25)	915	912,603
5.10%, 11/15/27 (Call 10/15/27)	3,665	3,704,582
5.20%, 02/15/55 (Call 08/15/54)	975	970,106
5.25%, 01/15/33 (Call 10/15/32)	3,985	4,085,820
5.70%, 11/15/54 (Call 05/15/54)	1,915	2,052,995
5.72%, 06/01/40	1,162	1,224,202
5.90%, 11/15/63 (Call 05/15/63)	1,640	1,799,146
Series B, 6.15%, 09/01/36	2,210	2,410,337
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	6,369	6,155,320
3.20%, 02/01/27 (Call 11/01/26)	2,806	2,649,229
3.25%, 01/15/28 (Call 10/15/27)	8,628	8,034,652
3.85%, 04/15/45 (Call 10/15/44)	1,954	1,548,135
4.03%, 10/15/47 (Call 04/15/47)	7,996	6,575,830
4.40%, 05/01/30 (Call 02/01/30)	1,127	1,083,374
4.70%, 03/15/33 (Call 12/15/32)	3,390	3,281,961
4.75%, 06/01/43	4,004	3,636,993

Security	Par (000)	Value

Aerospace & Defense (continued)
4.95%, 03/15/53 (Call 09/15/52)	$2,755	$2,581,352
5.05%, 11/15/40	1,883	1,781,657
5.15%, 05/01/40 (Call 11/01/39)	2,485	2,382,991
5.25%, 05/01/50 (Call 11/01/49)	3,838	3,762,008
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,691	2,889,426
2.25%, 07/01/30 (Call 04/01/30)	4,370	3,625,177
2.38%, 03/15/32 (Call 12/15/31)	4,142	3,329,919
2.65%, 11/01/26 (Call 08/01/26)	2,105	1,952,535
2.82%, 09/01/51 (Call 03/01/51)	3,524	2,199,822
3.03%, 03/15/52 (Call 09/15/51)	5,245	3,439,042
3.13%, 05/04/27 (Call 02/04/27)	5,286	4,926,341
3.13%, 07/01/50 (Call 01/01/50)	4,385	2,969,566
3.50%, 03/15/27 (Call 12/15/26)	6,070	5,730,990
3.75%, 11/01/46 (Call 05/01/46)	4,749	3,602,829
3.95%, 08/16/25 (Call 06/16/25)	6,541	6,360,076
4.05%, 05/04/47 (Call 11/04/46)	3,323	2,673,021
4.13%, 11/16/28 (Call 08/16/28)	8,319	7,937,241
4.15%, 05/15/45 (Call 11/16/44)	3,640	2,955,753
4.35%, 04/15/47 (Call 10/15/46)	4,426	3,721,956
4.45%, 11/16/38 (Call 05/16/38)	3,850	3,410,214
4.50%, 06/01/42	13,617	11,880,424
4.63%, 11/16/48 (Call 05/16/48)	6,298	5,534,619
4.70%, 12/15/41	2,350	2,088,751
4.80%, 12/15/43 (Call 06/15/43)	2,544	2,257,113
4.88%, 10/15/40	969	884,464
5.00%, 02/27/26 (Call 01/27/26)	1,935	1,926,099
5.15%, 02/27/33 (Call 11/27/32)	3,990	3,940,484
5.38%, 02/27/53 (Call 08/27/52)	3,580	3,484,163
5.40%, 05/01/35	150	149,904
5.70%, 04/15/40	515	515,773
6.05%, 06/01/36	220	229,860
6.13%, 07/15/38	970	1,014,542
7.20%, 08/15/27	1,958	2,092,103
7.50%, 09/15/29	998	1,114,477

		427,226,416

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,070	3,855,755
2.45%, 02/04/32 (Call 11/04/31)	7,565	5,903,045
2.63%, 09/16/26 (Call 06/16/26)	3,230	2,994,727
3.40%, 05/06/30 (Call 02/06/30)	3,444	3,028,791
3.40%, 02/04/41 (Call 08/04/40)	5,602	3,811,713
3.70%, 02/04/51 (Call 08/04/50)	4,857	3,166,230
3.88%, 09/16/46 (Call 03/16/46)	5,517	3,795,310
4.00%, 02/04/61 (Call 08/04/60)	3,570	2,417,068
4.25%, 08/09/42	3,674	2,779,050
4.40%, 02/14/26 (Call 12/14/25)	4,316	4,221,307
4.45%, 05/06/50 (Call 11/06/49)	2,878	2,130,180
4.50%, 05/02/43	2,908	2,268,793
4.80%, 02/14/29 (Call 11/14/28)	4,194	4,063,692
5.38%, 01/31/44(b)	6,437	5,986,346
5.80%, 02/14/39 (Call 08/14/38)	7,787	7,566,862
5.95%, 02/14/49 (Call 08/14/48)	7,492	6,967,260
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	6,485	6,087,599
2.70%, 09/15/51 (Call 03/15/51)	1,350	870,345
2.90%, 03/01/32 (Call 12/01/31)	2,495	2,152,287
3.25%, 03/27/30 (Call 12/27/29)	3,856	3,505,952
3.75%, 09/15/47 (Call 03/15/47)	1,629	1,298,623

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.02%, 04/16/43	$1,347	$1,113,807
4.50%, 08/15/33 (Call 05/15/33)(b)	1,465	1,415,688
4.50%, 03/15/49 (Call 09/15/48)	3,564	3,193,308
4.54%, 03/26/42	1,252	1,124,872
5.38%, 09/15/35	666	678,115
5.94%, 10/01/32	802	853,938
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	3,205	2,758,127
2.73%, 03/25/31 (Call 12/25/30)	4,368	3,457,228
2.79%, 09/06/24 (Call 08/06/24)	4,048	3,927,329
3.22%, 09/06/26 (Call 07/06/26)	6,681	6,237,448
3.46%, 09/06/29 (Call 06/06/29)	2,562	2,234,166
3.56%, 08/15/27 (Call 05/15/27)	3,158	2,928,666
3.73%, 09/25/40 (Call 03/25/40)	2,073	1,444,321
3.98%, 09/25/50 (Call 03/25/50)	3,761	2,484,817
4.39%, 08/15/37 (Call 02/15/37)	9,319	7,366,576
4.54%, 08/15/47 (Call 02/15/47)	9,341	6,790,440
4.70%, 04/02/27 (Call 02/02/27)	3,714	3,600,166
4.74%, 03/16/32 (Call 12/16/31)	4,020	3,628,814
4.76%, 09/06/49 (Call 03/06/49)	4,203	3,113,877
4.91%, 04/02/30 (Call 01/02/30)	3,933	3,702,408
5.28%, 04/02/50 (Call 10/02/49)	2,137	1,711,887
5.65%, 03/16/52 (Call 09/16/51)	2,580	2,156,235
6.34%, 08/02/30 (Call 06/02/30)	4,300	4,327,950
6.42%, 08/02/33 (Call 05/02/33)	4,680	4,669,517
7.08%, 08/02/43 (Call 02/02/43)	2,350	2,336,441
7.08%, 08/02/53 (Call 02/02/53)	2,310	2,272,948
7.75%, 10/19/32 (Call 07/19/32)	2,495	2,705,378
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	4,088	3,702,379
4.45%, 03/16/28 (Call 02/16/28)	4,200	3,983,742
5.93%, 02/02/29	4,020	4,004,000
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,065	3,764,434
2.75%, 05/14/31 (Call 02/14/31)	4,965	4,153,719
3.25%, 08/15/26 (Call 05/15/26)	3,648	3,434,300
3.75%, 09/25/27 (Call 06/25/27)	3,011	2,834,284
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,634	2,358,642
1.50%, 05/01/25 (Call 04/01/25)	3,554	3,337,419
1.75%, 11/01/30 (Call 08/01/30)	2,478	1,941,488
2.10%, 05/01/30 (Call 02/01/30)	2,358	1,933,607
2.75%, 02/25/26 (Call 11/25/25)	4,160	3,923,712
3.13%, 08/17/27 (Call 05/17/27)	2,575	2,398,149
3.13%, 03/02/28 (Call 12/02/27)	3,116	2,860,239
3.25%, 11/10/24	3,722	3,624,372
3.38%, 08/11/25 (Call 05/11/25)	3,793	3,658,045
3.38%, 08/15/29 (Call 05/15/29)	4,988	4,483,713
3.88%, 08/21/42	4,286	3,345,823
4.13%, 03/04/43	2,309	1,835,747
4.25%, 11/10/44	2,668	2,158,412
4.38%, 11/15/41	4,107	3,397,639
4.50%, 03/20/42	4,240	3,595,223
4.88%, 02/13/26	5,295	5,243,374
4.88%, 02/15/28 (Call 01/15/28)	4,935	4,865,466
4.88%, 11/15/43	2,930	2,574,591
5.00%, 11/17/25	3,960	3,935,725
5.13%, 11/15/24	4,230	4,209,231
5.13%, 11/17/27 (Call 10/17/27)	5,315	5,301,766
5.13%, 02/15/30 (Call 12/15/29)	5,460	5,397,374

Security	Par (000)	Value

Agriculture (continued)
5.38%, 02/15/33 (Call 11/15/32)	$5,690	$5,617,509
5.63%, 11/17/29 (Call 09/17/29)	4,360	4,399,676
5.75%, 11/17/32 (Call 08/17/32)	2,811	2,848,302
6.38%, 05/16/38	4,843	5,202,932
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	6,562	6,419,408
5.70%, 08/15/35 (Call 02/15/35)	3,214	2,966,876
5.85%, 08/15/45 (Call 02/15/45)	7,918	6,867,044
6.15%, 09/15/43	2,431	2,224,365
7.25%, 06/15/37	1,970	2,062,807

		301,970,936

Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	1,464	1,362,635
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	1,250	1,158,404
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29(b)	2,172	1,965,852
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30(b)	911	814,042
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30(b)	2,112	1,926,574
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	1,895	1,701,042
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33(b)	2,315	2,011,515
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	4,675	3,859,109
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	83	75,689
Series 2015-1, Class A, 3.38%, 11/01/28	192	171,065
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,448	1,413,745
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	5,063	4,465,401
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,559	2,346,669
Series 2019-1, Class AA, 2.75%, 11/15/33	1,728	1,467,192
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,063	1,741,481
3.00%, 11/15/26 (Call 08/15/26)	2,030	1,890,965
3.45%, 11/16/27 (Call 08/16/27)	1,673	1,546,287
5.13%, 06/15/27 (Call 04/15/27)	7,855	7,756,655
5.25%, 05/04/25 (Call 04/04/25)	7,379	7,327,199
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	1,809	1,737,491
Series 2014-1, Class A, 4.00%, 10/11/27	2,889	2,744,816
Series 2014-2, Class A, 3.75%, 03/03/28	2,964	2,779,510
Series 2016-1, Class AA, 3.10%, 01/07/30(b)	2,778	2,508,207
Series 2016-2, Class AA, 2.88%, 04/07/30	2,447	2,167,454
Series 2018-1, Class AA, 3.50%, 09/01/31	3,118	2,794,034
Series 2019, Class AA, 4.15%, 02/25/33	745	686,363
Series 2019-2, Class AA, 2.70%, 11/01/33	2,870	2,415,518
Series 2020-1, Class A, 5.88%, 04/15/29	4,895	4,873,504
Series 2020-1, Class B, 4.88%, 07/15/27	3,329	3,232,059

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust, 5.80%, 07/15/37	$8,166	$8,141,339

		79,081,816

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	3,103	2,874,247
2.40%, 03/27/25 (Call 02/27/25)	6,371	6,100,233
2.75%, 03/27/27 (Call 01/27/27)	7,548	7,051,115
2.85%, 03/27/30 (Call 12/27/29)	6,790	6,052,742
3.25%, 03/27/40 (Call 09/27/39)	4,260	3,438,331
3.38%, 11/01/46 (Call 05/01/46)	4,020	3,108,385
3.38%, 03/27/50 (Call 09/27/49)(b)	4,232	3,267,231
3.63%, 05/01/43 (Call 11/01/42)	1,669	1,390,060
3.88%, 11/01/45 (Call 05/01/45)	4,408	3,764,697
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,928	2,832,079
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,154	1,893,624
3.75%, 09/15/25 (Call 07/15/25)	3,592	3,479,283
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	2,018	1,547,443
4.13%, 07/15/27 (Call 04/15/27)	751	701,239
4.25%, 04/01/25 (Call 01/01/25)	330	320,852
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	4,484	4,231,954
2.80%, 04/23/27 (Call 02/23/27)	3,404	3,091,955
2.95%, 04/23/30 (Call 01/23/30)(b)	3,864	3,206,965

		58,352,435

Auto Manufacturers — 0.4%
American Honda Finance Corp.
1.00%, 09/10/25	904	828,643
1.20%, 07/08/25	1,046	969,569
1.30%, 09/09/26	3,875	3,457,701
1.50%, 01/13/25	3,545	3,362,255
1.80%, 01/13/31	1,942	1,555,794
2.00%, 03/24/28	3,020	2,642,289
2.15%, 09/10/24	2,718	2,623,740
2.25%, 01/12/29	3,535	3,079,374
2.30%, 09/09/26	3,106	2,854,973
2.35%, 01/08/27	2,026	1,854,256
3.50%, 02/15/28	3,346	3,141,426
4.60%, 04/17/30	3,460	3,364,988
4.70%, 01/12/28	2,310	2,280,408
4.75%, 01/12/26	715	707,893
5.00%, 05/23/25	2,005	1,987,236
5.13%, 07/07/28	2,185	2,187,032
5.25%, 07/07/26	1,725	1,727,760
Series A, 4.60%, 04/17/25	3,130	3,089,905
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,005	1,835,858
1.50%, 09/01/30 (Call 06/01/30)	1,999	1,606,676
2.60%, 09/01/50 (Call 03/01/50)(b)	4,370	2,704,112
4.88%, 10/01/43 (Call 04/01/43)	1,471	1,347,539
General Motors Co.
4.00%, 04/01/25	2,409	2,342,752
4.20%, 10/01/27 (Call 07/01/27)	3,519	3,316,165
5.00%, 10/01/28 (Call 07/01/28)	3,595	3,487,114
5.00%, 04/01/35	3,293	2,941,176
5.15%, 04/01/38 (Call 10/01/37)	4,095	3,568,342
5.20%, 04/01/45	5,417	4,448,603

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 10/15/29 (Call 08/15/29)	$2,290	$2,213,606
5.40%, 04/01/48 (Call 10/01/47)	3,456	2,880,818
5.60%, 10/15/32 (Call 07/15/32)(b)	4,525	4,366,082
5.95%, 04/01/49 (Call 10/01/48)(b)	4,072	3,647,575
6.13%, 10/01/25 (Call 09/01/25)	8,821	8,863,164
6.25%, 10/02/43	4,020	3,778,880
6.60%, 04/01/36 (Call 10/01/35)	4,885	4,916,997
6.75%, 04/01/46 (Call 10/01/45)	3,277	3,230,991
6.80%, 10/01/27 (Call 08/01/27)	3,911	4,031,811
General Motors Financial Co. Inc.
1.20%, 10/15/24	3,690	3,500,851
1.25%, 01/08/26 (Call 12/08/25)	2,073	1,862,052
1.50%, 06/10/26 (Call 05/10/26)	5,415	4,806,787
2.35%, 02/26/27 (Call 01/26/27)	4,130	3,672,313
2.35%, 01/08/31 (Call 10/08/30)	2,460	1,910,756
2.40%, 04/10/28 (Call 02/10/28)	3,410	2,943,921
2.40%, 10/15/28 (Call 08/15/28)	4,905	4,149,336
2.70%, 08/20/27 (Call 06/20/27)	2,924	2,600,518
2.70%, 06/10/31 (Call 03/10/31)	5,415	4,272,218
2.75%, 06/20/25 (Call 05/20/25)	6,034	5,700,018
2.90%, 02/26/25 (Call 01/26/25)	5,986	5,718,126
3.10%, 01/12/32 (Call 10/12/31)	3,002	2,399,108
3.50%, 11/07/24 (Call 09/07/24)	4,282	4,159,021
3.60%, 06/21/30 (Call 03/21/30)	3,171	2,723,287
3.80%, 04/07/25	790	763,195
3.85%, 01/05/28 (Call 10/05/27)	2,079	1,916,110
4.00%, 01/15/25 (Call 10/15/24)	3,335	3,242,154
4.00%, 10/06/26 (Call 07/06/26)	3,600	3,401,928
4.30%, 07/13/25 (Call 04/13/25)	3,143	3,052,733
4.30%, 04/06/29 (Call 02/06/29)	785	717,616
4.35%, 04/09/25 (Call 02/09/25)	3,212	3,136,486
4.35%, 01/17/27 (Call 10/17/26)	5,194	4,941,779
5.00%, 04/09/27 (Call 03/09/27)	4,830	4,704,082
5.25%, 03/01/26 (Call 12/01/25)	5,500	5,418,655
5.40%, 04/06/26	2,340	2,311,358
5.65%, 01/17/29 (Call 10/17/28)	2,549	2,505,820
5.80%, 06/23/28 (Call 05/23/28)	2,645	2,622,835
5.85%, 04/06/30 (Call 02/06/30)	2,010	1,964,976
6.00%, 01/09/28 (Call 12/09/27)	3,410	3,417,775
6.05%, 10/10/25	3,637	3,641,801
6.40%, 01/09/33 (Call 10/09/32)(b)	5,253	5,293,238
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,460	1,395,497
2.53%, 03/10/27 (Call 02/10/27)	940	864,198
2.97%, 03/10/32 (Call 12/10/31)	3,690	3,221,001
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,129	7,475,296
PACCAR Financial Corp.
0.90%, 11/08/24	650	616,642
1.10%, 05/11/26	2,314	2,093,082
1.80%, 02/06/25	1,101	1,047,943
2.00%, 02/04/27	1,655	1,500,622
2.85%, 04/07/25	115	110,651
3.55%, 08/11/25	1,718	1,669,466
4.45%, 03/30/26	1,185	1,174,655
4.60%, 01/10/28	1,415	1,403,510
4.95%, 10/03/25	1,830	1,824,126
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	3,125	2,846,219
2.36%, 03/25/31 (Call 12/25/30)(b)	1,925	1,619,041

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.76%, 07/02/29(b)	$1,098	$986,202
3.67%, 07/20/28(b)	1,930	1,838,750
5.12%, 07/13/28 (Call 06/13/28)	1,600	1,615,552
5.12%, 07/13/33 (Call 04/13/33)	1,290	1,303,558
5.28%, 07/13/26 (Call 06/13/26)	1,155	1,161,041
Toyota Motor Credit Corp.
0.63%, 09/13/24	3,720	3,540,584
0.80%, 10/16/25	955	870,979
0.80%, 01/09/26	525	475,724
1.13%, 06/18/26	6,284	5,647,494
1.15%, 08/13/27	2,192	1,896,387
1.45%, 01/13/25	2,880	2,734,301
1.65%, 01/10/31	3,265	2,602,825
1.80%, 02/13/25	4,003	3,805,412
1.90%, 01/13/27	3,435	3,107,232
1.90%, 04/06/28	3,749	3,307,630
1.90%, 09/12/31	3,430	2,742,251
2.00%, 10/07/24	1,983	1,910,065
2.15%, 02/13/30	3,990	3,386,473
2.40%, 01/13/32(b)	635	524,980
3.00%, 04/01/25	7,518	7,256,148
3.05%, 03/22/27	6,475	6,076,528
3.05%, 01/11/28	3,265	3,030,899
3.20%, 01/11/27	4,682	4,419,199
3.38%, 04/01/30	3,589	3,264,160
3.40%, 04/14/25	3,755	3,646,293
3.65%, 08/18/25	3,515	3,411,378
3.65%, 01/08/29	2,365	2,231,780
3.95%, 06/30/25	4,130	4,034,060
4.40%, 09/20/24	1,600	1,582,544
4.45%, 05/18/26	2,950	2,909,555
4.45%, 06/29/29	3,330	3,265,065
4.55%, 09/20/27	1,445	1,422,949
4.55%, 05/17/30	3,030	2,951,159
4.63%, 01/12/28	2,330	2,307,213
4.70%, 01/12/33	1,910	1,872,545
4.80%, 01/10/25	2,485	2,469,121
5.00%, 08/14/26	5,400	5,398,164
5.40%, 11/10/25	3,155	3,171,090
5.45%, 11/10/27	3,900	3,971,604

		351,725,199

Auto Parts & Equipment — 0.0%
Aptiv PLC
2.40%, 02/18/25 (Call 09/11/23)	1,265	1,204,546
3.10%, 12/01/51 (Call 06/01/51)	5,610	3,415,256
3.25%, 03/01/32 (Call 12/01/31)(b)	3,735	3,163,881
4.15%, 05/01/52 (Call 11/01/51)	3,985	2,959,381
4.35%, 03/15/29 (Call 12/15/28)	1,040	1,002,487
4.40%, 10/01/46 (Call 04/01/46)(b)	1,212	924,005
5.40%, 03/15/49 (Call 09/15/48)(b)	1,452	1,272,881
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,433	4,017,007
3.38%, 03/15/25 (Call 12/15/24)	1,014	978,713
4.38%, 03/15/45 (Call 09/15/44)	2,060	1,626,658
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,600	1,247,584
3.50%, 05/30/30 (Call 02/28/30)	1,815	1,584,894
3.55%, 01/15/52 (Call 07/15/51)	1,060	692,434
3.80%, 09/15/27 (Call 06/15/27)	1,959	1,834,701
4.25%, 05/15/29 (Call 02/15/29)	2,205	2,049,261

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.25%, 05/15/49 (Call 11/15/48)	$1,655	$1,439,536
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,243	1,046,370
4.15%, 10/01/25 (Call 07/01/25)	2,984	2,899,612
5.50%, 03/21/33 (Call 12/21/32)	1,200	1,214,892
5.98%, 03/21/26 (Call 03/21/24)	165	165,378

		34,739,477

Banks — 5.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,814	3,688,901
5.09%, 12/08/25	1,535	1,528,108
5.38%, 07/03/25	4,545	4,547,409
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	4,340	3,959,035
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	4,080	4,046,095
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)	600	602,430
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	3,813	3,349,721
1.85%, 03/25/26	5,489	4,960,464
2.75%, 05/28/25	8,289	7,845,290
2.75%, 12/03/30	3,418	2,647,275
2.96%, 03/25/31	3,780	3,108,748
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	4,530	3,551,475
3.31%, 06/27/29	6,337	5,607,801
3.49%, 05/28/30	4,168	3,606,946
3.50%, 03/24/25	1,260	1,215,396
3.80%, 02/23/28	3,134	2,869,584
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	5,223	4,892,906
4.25%, 04/11/27	7,913	7,482,137
4.38%, 04/12/28	4,109	3,859,296
5.15%, 08/18/25	2,785	2,739,716
5.18%, 11/19/25	7,086	6,928,053
5.29%, 08/18/27	4,473	4,380,811
5.59%, 08/08/28	5,250	5,204,167
6.92%, 08/08/33	3,800	3,801,444
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(a)	3,088	2,922,946
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	10,033	9,092,908
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	11,518	10,596,560
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(a)	7,589	7,177,828
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	18,763	16,790,633
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	5,845	4,607,730
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	11,541	9,040,758
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(a)	5,979	5,639,572
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	8,820	7,519,667

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	$10,660	$8,405,730
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(a)	10,061	9,668,822
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	11,680	8,878,552
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	14,110	11,726,398
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	9,915	8,969,208
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(a)	10,625	8,514,875
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	12,974	10,800,206
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	17,387	11,972,688
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(a)	15,114	12,353,126
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	3,684	2,362,144
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	8,103	6,944,757
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	15,675	12,896,920
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	7,695	5,077,854
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(a)	6,104	5,914,654
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	10,104	8,871,312
3.25%, 10/21/27 (Call 10/21/26)	11,600	10,805,748
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	12,510	9,364,360
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(a)	6,954	6,702,891
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)	7,944	7,636,091
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	19,217	17,612,188
3.50%, 04/19/26	11,691	11,124,337
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	8,857	8,391,388
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	8,641	8,037,426
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	8,919	8,346,133
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	11,468	10,809,049
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	1,815	1,536,888
3.88%, 08/01/25	2,188	2,128,968
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	4,660	3,662,154
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	10,175	9,492,868
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	10,503	9,666,751
4.00%, 01/22/25	10,575	10,311,471
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(a)	6,309	5,300,759

Security	Par (000)	Value

Banks (continued)
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	$18,688	$15,014,500
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	8,223	7,148,747
4.25%, 10/22/26	9,973	9,568,595
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	12,644	11,927,717
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	10,886	9,214,455
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	5,796	5,558,190
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(a)	7,981	6,807,873
4.45%, 03/03/26	7,916	7,695,935
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	12,390	11,473,388
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	10,175	9,984,626
4.88%, 04/01/44	1,808	1,693,228
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	9,710	9,503,954
5.00%, 01/21/44	7,200	6,846,552
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	15,900	15,289,917
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	11,010	10,865,329
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	11,400	11,221,476
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	17,795	17,368,098
5.88%, 02/07/42	6,287	6,507,611
6.11%, 01/29/37	8,287	8,575,056
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	7,419	7,593,272
6.22%, 09/15/26	3,429	3,502,724
7.75%, 05/14/38	6,959	8,139,942
Series L, 3.95%, 04/21/25	12,296	11,910,152
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,496	9,012,274
Series L, 4.75%, 04/21/45	2,387	2,147,679
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	11,395	10,292,648
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	10,655	8,734,756
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(a)	4,660	3,393,132
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	6,470	6,503,256
5.65%, 08/18/25 (Call 07/18/25)	6,250	6,274,375
6.00%, 10/15/36	5,628	5,902,140
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	2,635	2,364,807
1.25%, 09/15/26	8,741	7,744,876
1.50%, 01/10/25	4,200	3,973,830
1.85%, 05/01/25	7,302	6,860,083
2.65%, 03/08/27	4,935	4,504,125
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	3,500	2,700,530
3.70%, 06/07/25	1,815	1,753,998
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	5,566	4,915,613

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.20%, 12/12/24	$450	$447,485
5.20%, 02/01/28 (Call 01/01/28)	6,780	6,725,218
5.30%, 06/05/26	3,015	3,003,845
Series H, 4.25%, 09/14/24	348	342,477
Series H, 4.70%, 09/14/27 (Call 08/14/27)	2,285	2,229,589
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	671	605,349
1.05%, 10/15/26 (Call 09/15/26)	2,226	1,958,346
1.60%, 04/24/25 (Call 03/24/25)	2,306	2,165,864
1.65%, 07/14/28 (Call 05/14/28)	2,160	1,844,575
1.65%, 01/28/31 (Call 10/28/30)	1,002	797,382
1.80%, 07/28/31 (Call 04/28/31)(b)	2,490	1,959,057
2.05%, 01/26/27 (Call 12/26/26)	3,355	3,030,639
2.10%, 10/24/24	4,078	3,930,907
2.45%, 08/17/26 (Call 05/17/26)	3,056	2,829,642
2.50%, 01/26/32 (Call 10/26/31)	2,075	1,686,954
2.80%, 05/04/26 (Call 02/04/26)	3,962	3,719,843
3.00%, 10/30/28 (Call 07/30/28)	2,724	2,446,915
3.25%, 09/11/24 (Call 08/11/24)	2,462	2,402,715
3.25%, 05/16/27 (Call 02/16/27)	3,892	3,651,786
3.30%, 08/23/29 (Call 05/23/29)	2,639	2,356,284
3.35%, 04/25/25 (Call 03/25/25)	3,830	3,697,252
3.40%, 01/29/28 (Call 10/29/27)	4,589	4,277,269
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	4,706	4,431,923
3.85%, 04/28/28	4,310	4,102,172
3.85%, 04/26/29 (Call 02/26/29)	2,050	1,933,335
3.95%, 11/18/25 (Call 10/18/25)	2,754	2,662,650
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	2,802	2,677,087
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)	1,967	1,808,912
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	2,438	2,384,778
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	3,225	3,130,895
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)	2,070	1,984,757
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	3,040	2,861,309
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	3,980	3,916,599
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	3,795	3,643,428
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(a)	1,315	1,306,623
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(a)	3,040	3,023,462
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	2,285	2,311,003
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	7,145	7,320,124
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,406	3,281,477
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,327	2,204,227
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,733	1,466,690
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,405	3,949,743
1.30%, 06/11/25	7,137	6,610,718
1.30%, 09/15/26	4,295	3,803,523
1.35%, 06/24/26	4,125	3,685,976
1.45%, 01/10/25	6,280	5,939,373

Security	Par (000)	Value

Banks (continued)
1.95%, 02/02/27	$3,590	$3,210,322
2.15%, 08/01/31	2,261	1,797,879
2.20%, 02/03/25	6,279	5,982,380
2.45%, 02/02/32	2,800	2,269,988
2.70%, 08/03/26	5,266	4,892,851
2.95%, 03/11/27	1,785	1,646,555
3.45%, 04/11/25	4,950	4,781,155
4.50%, 12/16/25	5,512	5,342,230
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	4,512	3,889,118
4.75%, 02/02/26	1,440	1,414,829
4.85%, 02/01/30	3,755	3,632,737
5.25%, 12/06/24	2,075	2,063,899
5.25%, 06/12/28	2,805	2,779,979
5.45%, 06/12/25	2,290	2,278,275
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(b)	1,350	1,039,608
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	2,413	2,277,052
5.13%, 06/11/30 (Call 03/11/30)	1,194	1,019,342
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	7,436	6,605,919
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	3,779	3,008,953
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)	2,115	1,654,332
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	4,913	4,643,866
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	5,318	4,145,647
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(a)	5,370	3,662,984
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	4,445	3,525,907
3.65%, 03/16/25	8,723	8,416,648
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)	1,718	1,200,710
4.34%, 01/10/28 (Call 01/10/27)	5,095	4,803,311
4.38%, 09/11/24	5,168	5,055,028
4.38%, 01/12/26	9,977	9,617,130
4.84%, 05/09/28 (Call 05/07/27)	8,213	7,605,074
4.95%, 01/10/47	6,260	5,402,693
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	7,020	6,667,877
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	5,603	5,129,434
5.20%, 05/12/26	7,478	7,261,661
5.25%, 08/17/45	6,213	5,565,543
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	4,995	4,919,426
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	6,250	6,092,875
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)	2,720	2,607,229
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	5,970	5,918,121
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	5,985	5,912,641

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)	$5,920	$5,908,930
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	2,584	2,642,140
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	2,526	2,630,172
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	6,505	6,954,105
BNP Paribas SA, 4.25%, 10/15/24	4,236	4,146,112
BPCE SA, 3.38%, 12/02/26	2,103	1,960,837
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3-mo. LIBOR US + 2.470%)(a)	645	593,394
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	3,663	3,339,740
1.00%, 10/18/24	4,020	3,813,653
1.25%, 06/22/26	5,655	5,041,206
2.25%, 01/28/25	3,770	3,595,411
3.30%, 04/07/25	2,245	2,163,484
3.45%, 04/07/27	4,505	4,207,670
3.60%, 04/07/32 (Call 03/07/32)(b)	1,705	1,517,808
3.95%, 08/04/25	3,645	3,531,531
5.00%, 04/28/28 (Call 03/28/28)	4,250	4,162,790
5.14%, 04/28/25	2,555	2,534,330
5.61%, 07/17/26	1,170	1,172,843
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1-day SOFR + 0.911%)(a)	2,255	2,131,742
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	10,028	8,984,687
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(a)	1,800	1,702,530
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	11,243	10,011,329
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)	4,600	4,352,704
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(a)	2,815	2,229,508
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	10,810	8,696,104
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	14,185	11,714,824
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	8,897	7,448,301
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)	3,395	2,336,303
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	6,197	5,328,181
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(a)	9,975	8,216,407
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	6,425	5,899,949
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	15,787	15,108,317
3.20%, 10/21/26 (Call 07/21/26)	11,453	10,680,610
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)	4,630	4,448,134
3.30%, 04/27/25	6,062	5,856,256
3.40%, 05/01/26	8,925	8,445,906
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	9,143	8,429,023

Security	Par (000)	Value

Banks (continued)
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	$9,525	$8,859,012
3.70%, 01/12/26	9,007	8,635,281
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	8,150	7,091,478
3.88%, 03/26/25	6,203	6,011,327
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(a)	3,776	3,097,377
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	10,452	9,873,795
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	9,569	8,806,829
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	8,116	7,609,805
4.13%, 07/25/28	8,439	7,870,971
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	3,999	3,341,045
4.30%, 11/20/26	4,858	4,661,300
4.40%, 06/10/25	5,410	5,275,183
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	13,749	12,764,159
4.45%, 09/29/27	14,042	13,422,888
4.60%, 03/09/26	6,865	6,681,567
4.65%, 07/30/45	5,560	4,788,884
4.65%, 07/23/48 (Call 06/23/48)	9,308	8,071,805
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	4,310	4,196,432
4.75%, 05/18/46	8,893	7,437,483
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)	3,480	3,310,072
5.30%, 05/06/44	4,995	4,556,289
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	4,577	4,344,717
5.50%, 09/13/25	7,198	7,158,483
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	10,765	10,715,696
5.88%, 02/22/33	1,782	1,776,226
5.88%, 01/30/42	5,144	5,224,504
6.00%, 10/31/33	5,405	5,440,024
6.13%, 08/25/36	1,983	2,027,161
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(a)	4,460	4,450,010
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	10,550	10,994,999
6.63%, 01/15/28	1,447	1,526,730
6.63%, 06/15/32	4,715	4,913,219
6.68%, 09/13/43	5,014	5,268,912
8.13%, 07/15/39	9,173	11,432,218
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	3,586	3,324,975
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)	2,368	2,207,023
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	2,827	2,629,817
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(a)	2,235	2,162,094
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	831	667,468
2.64%, 09/30/32 (Call 07/02/32)	1,887	1,375,623
2.85%, 07/27/26 (Call 04/27/26)	2,145	1,944,829

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)	$2,793	$2,336,763
4.30%, 12/03/25 (Call 11/03/25)	959	905,891
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	2,110	1,861,822
Comerica Bank
4.00%, 07/27/25(b)	1,110	1,040,603
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(a)	530	461,529
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(b)	2,701	2,324,481
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	4,161	4,148,309
5.32%, 03/13/26	815	818,048
Cooperatieve Rabobank UA
3.75%, 07/21/26	4,928	4,627,441
4.38%, 08/04/25	5,484	5,315,861
5.25%, 05/24/41	5,776	5,879,159
5.25%, 08/04/45	4,565	4,176,245
5.50%, 07/18/25	3,585	3,586,291
5.75%, 12/01/43	5,340	5,221,826
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	3,997	3,856,745
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	5,000	4,731,900
5.00%, 01/13/25	1,431	1,420,511
Credit Suisse AG, 7.95%, 01/09/25	2,935	2,995,755
Credit Suisse AG/New York
1.25%, 08/07/26	4,753	4,172,136
2.95%, 04/09/25	5,309	5,042,435
3.63%, 09/09/24	11,860	11,549,624
3.70%, 02/21/25	7,961	7,679,499
5.00%, 07/09/27	6,570	6,401,217
7.50%, 02/15/28	3,355	3,588,273
Deutsche Bank AG
4.10%, 01/13/26(b)	3,099	2,966,425
4.50%, 04/01/25	2,558	2,462,203
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	2,955	2,936,354
Deutsche Bank AG/New York NY
1.69%, 03/19/26	5,493	4,986,930
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	7,264	6,588,375
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	5,933	5,200,630
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	5,355	4,727,929
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	1,934	1,536,563
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	8,102	6,783,562
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(a)	1,720	1,327,943
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)	4,795	3,591,311
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(a)	5,598	5,402,070
4.10%, 01/13/26	2,978	2,832,346
4.16%, 05/13/25	3,275	3,185,560
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	3,270	2,863,604
5.37%, 09/09/27	1,269	1,257,757

Security	Par (000)	Value

Banks (continued)
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)	$370	$333,969
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	3,655	3,696,119
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)	2,395	2,277,453
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)	4,315	4,377,438
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,108	2,977,713
2.70%, 02/06/30 (Call 11/06/29)	1,728	1,384,249
3.45%, 07/27/26 (Call 04/27/26)	3,848	3,524,114
4.25%, 03/13/26	1,615	1,534,783
4.65%, 09/13/28 (Call 06/13/28)	4,412	4,045,054
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	2,709	2,354,229
2.38%, 01/28/25 (Call 12/28/24)	2,817	2,679,784
2.55%, 05/05/27 (Call 04/05/27)	3,449	3,083,440
3.95%, 03/14/28 (Call 02/14/28)	105	97,346
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	2,143	2,002,848
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(b)	1,246	1,101,128
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	3,125	2,920,156
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)	420	424,939
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	3,675	3,703,812
8.25%, 03/01/38	5,257	5,935,679
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	3,191	2,831,693
3.85%, 03/15/26 (Call 02/15/26)	3,724	3,473,561
3.95%, 07/28/25 (Call 06/28/25)	2,687	2,592,230
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(a)	5,215	5,140,269
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)	1,145	1,054,179
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	1,486	1,378,800
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(b)	1,275	1,205,054
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (3-mo. SOFR + 1.715%)(a)	2,964	2,832,991
6.13%, 03/09/28	1,090	1,095,417
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	260	251,919
Goldman Sachs Capital I, 6.35%, 02/15/34	5,508	5,538,184
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(a)	4,801	4,455,280
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	3,967	3,560,383
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	11,835	10,609,959
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	15,433	13,618,234
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	14,515	12,915,737

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	$10,485	$8,166,347
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	9,122	7,199,903
2.60%, 02/07/30 (Call 11/07/29)	8,346	7,044,942
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	14,430	11,681,085
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	10,040	9,083,288
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	10,555	8,469,332
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	8,250	5,701,080
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	13,050	10,859,166
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	10,683	7,674,454
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(a)	10,327	10,020,908
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	5,750	4,237,923
3.50%, 01/23/25 (Call 10/23/24)	6,112	5,921,978
3.50%, 04/01/25 (Call 03/01/25)	13,390	12,924,162
3.50%, 11/16/26 (Call 11/16/25)	12,126	11,398,561
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	5,165	4,831,238
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)	9,947	9,311,785
3.75%, 05/22/25 (Call 02/22/25)	9,485	9,165,925
3.75%, 02/25/26 (Call 11/25/25)	8,233	7,892,401
3.80%, 03/15/30 (Call 12/15/29)	9,987	9,088,170
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	8,349	7,722,992
3.85%, 01/26/27 (Call 01/26/26)	12,914	12,254,740
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(a)	9,301	7,718,342
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)	10,561	9,940,752
4.25%, 10/21/25	7,929	7,687,721
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	3,996	3,876,080
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(a)	5,568	4,807,467
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	9,850	9,476,980
4.75%, 10/21/45 (Call 04/21/45)	6,469	5,807,804
4.80%, 07/08/44 (Call 01/08/44)	8,529	7,598,913
5.15%, 05/22/45	9,042	8,316,741
5.70%, 11/01/24	5,210	5,200,778
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)	8,105	8,077,443
5.95%, 01/15/27	4,233	4,274,314
6.13%, 02/15/33	4,018	4,263,620
6.25%, 02/01/41	8,906	9,407,764
6.45%, 05/01/36	4,107	4,272,184
6.75%, 10/01/37	21,275	22,558,308
HSBC Bank USA NA/New York
5.63%, 08/15/35	935	888,400
5.88%, 11/01/34	1,190	1,157,739
7.00%, 01/15/39	2,595	2,802,600

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	$5,335	$4,743,028
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)	9,823	9,148,651
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(a)	2,350	2,017,945
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	5,665	5,279,893
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	3,550	2,973,374
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	7,270	6,478,588
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	6,778	5,374,683
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(a)	9,533	9,140,812
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	10,050	8,025,226
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	3,988	3,288,545
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	7,335	5,831,398
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)	5,215	4,977,040
3.90%, 05/25/26	11,119	10,588,735
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)	12,575	11,319,260
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(a)	9,881	9,274,109
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(a)	4,180	4,072,741
4.25%, 08/18/25	7,806	7,526,311
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(a)	10,509	10,134,144
4.30%, 03/08/26	13,392	12,942,163
4.38%, 11/23/26	6,651	6,335,410
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(a)	16,647	15,713,936
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	11,250	10,787,737
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)	6,305	5,596,759
4.95%, 03/31/30	10,540	10,140,639
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	2,700	2,634,282
5.25%, 03/14/44(b)	3,829	3,359,258
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)	8,005	7,634,368
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)	5,415	5,398,484
6.10%, 01/14/42	3,817	3,996,704
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	6,000	6,040,260
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	10,785	10,902,017
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)	9,215	9,282,822
6.50%, 05/02/36	8,397	8,257,483
6.50%, 09/15/37	9,567	9,394,498

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)	$4,275	$4,183,344
6.80%, 06/01/38	7,027	7,051,970
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	8,645	8,894,495
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	8,620	9,054,534
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	9,270	10,072,411
HSBC USA Inc., 5.63%, 03/17/25	1,285	1,281,620
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	2,905	2,142,989
2.55%, 02/04/30 (Call 11/04/29)	2,747	2,240,645
4.00%, 05/15/25 (Call 04/15/25)	2,076	1,999,749
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	2,240	2,106,675
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	1,409	1,304,424
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)	690	694,513
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	2,740	2,592,889
5.65%, 01/10/30 (Call 11/10/29)	1,830	1,784,964
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(a)	2,615	2,565,577
Indonesia Government International Bond, 3.54%, 11/08/27	2,670	2,531,534
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	4,071	3,661,905
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	2,568	2,094,024
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)	785	760,178
3.95%, 03/29/27	8,245	7,821,702
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	2,303	2,167,123
4.05%, 04/09/29	5,330	4,953,329
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	2,715	2,440,866
4.55%, 10/02/28	4,131	3,962,497
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	4,611	4,120,574
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	3,017	2,722,028
1.05%, 06/23/27 (Call 12/23/25)	300	257,139
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	8,198	7,240,392
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(a)	11,840	11,182,643
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	6,961	6,251,048
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	2,760	2,157,050
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	5,925	4,668,959

Security	Par (000)	Value

Banks (continued)
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(a)	$10,065	$9,494,818
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	8,901	7,633,409
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(a)	15,203	14,303,134
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	7,760	6,891,423
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(a)	8,311	7,971,662
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	13,866	11,622,343
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)	3,565	2,400,172
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	8,440	6,805,847
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	7,569	6,193,334
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(a)	3,133	2,991,764
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)	7,791	6,677,199
2.95%, 10/01/26 (Call 07/01/26)	13,016	12,155,382
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	4,159	3,814,344
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)	4,341	3,686,073
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	11,420	9,466,495
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)	8,078	5,959,060
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	10,495	7,107,844
3.13%, 01/23/25 (Call 10/23/24)	8,652	8,371,070
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(a)	4,680	3,427,492
3.20%, 06/15/26 (Call 03/15/26)	6,955	6,589,097
3.30%, 04/01/26 (Call 01/01/26)	12,359	11,739,938
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	11,150	7,832,094
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)	10,453	9,634,426
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	7,420	6,928,796
3.63%, 12/01/27 (Call 12/01/26)	7,616	7,158,735
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(a)	10,776	9,833,854
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	13,011	12,285,377
3.88%, 09/10/24	11,251	11,022,492
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(a)	10,871	9,171,102
3.90%, 07/15/25 (Call 04/15/25)	10,565	10,266,433
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(a)	8,783	6,882,095
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)	9,493	9,130,272
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(a)	11,475	9,091,757

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	$6,449	$6,046,324
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(a)	7,796	6,282,173
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)	11,390	11,105,706
4.13%, 12/15/26	10,366	9,975,927
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	10,087	9,524,246
4.25%, 10/01/27	4,318	4,175,679
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(a)	9,789	8,202,888
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	12,238	11,769,652
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)	10,396	9,907,076
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	12,270	11,637,604
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)	9,076	8,657,324
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	7,980	7,462,098
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	7,320	7,174,039
4.85%, 02/01/44	5,589	5,242,594
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	16,725	16,061,352
4.95%, 06/01/45	5,231	4,783,959
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(a)	10,900	10,837,761
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(a)	11,935	11,804,789
5.40%, 01/06/42	7,134	7,117,021
5.50%, 10/15/40	6,704	6,744,827
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(a)	12,930	12,884,098
5.60%, 07/15/41	9,055	9,171,719
5.63%, 08/16/43	6,698	6,659,420
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	14,220	14,215,023
6.40%, 05/15/38	8,896	9,783,999
7.63%, 10/15/26	4,466	4,747,537
7.75%, 07/15/25	980	1,019,102
8.00%, 04/29/27	7,651	8,391,464
8.75%, 09/01/30	1,354	1,617,231
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	270	257,386
5.00%, 01/26/33 (Call 10/26/32)	2,423	2,107,235
KeyBank NA/Cleveland OH
3.30%, 06/01/25	925	865,597
3.40%, 05/20/26	3,075	2,744,807
3.90%, 04/13/29	1,448	1,185,593
4.15%, 08/08/25	1,650	1,560,669
4.39%, 12/14/27	5	4,558
4.90%, 08/08/32	2,090	1,727,030
5.85%, 11/15/27 (Call 10/16/27)	4,323	4,174,202
6.95%, 02/01/28	60	59,059
KeyCorp
2.25%, 04/06/27	2,694	2,313,015
2.55%, 10/01/29	3,216	2,544,628

Security	Par (000)	Value

Banks (continued)
4.10%, 04/30/28	$3,441	$3,089,674
4.15%, 10/29/25	1,729	1,634,637
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	3,493	3,010,477
Korea Development Bank (The)
0.75%, 01/25/25	2,105	1,974,890
0.80%, 07/19/26	1,965	1,729,514
1.00%, 09/09/26	2,050	1,804,472
1.63%, 01/19/31	2,505	1,992,201
2.00%, 02/24/25	1,075	1,023,916
2.00%, 09/12/26(b)	925	839,465
2.00%, 10/25/31(b)	3,615	2,900,351
2.13%, 10/01/24	1,602	1,544,873
2.25%, 02/24/27	350	320,131
3.00%, 01/13/26	3,563	3,375,729
3.38%, 09/16/25(b)	2,730	2,625,168
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	9,730	5,611,777
0.00%, 06/29/37(c)	13,976	7,632,713
0.38%, 07/18/25	10,345	9,506,020
0.50%, 09/20/24	1,240	1,178,298
0.63%, 01/22/26	6,585	5,977,204
0.75%, 09/30/30	4,289	3,377,244
1.00%, 10/01/26	3,824	3,436,399
1.25%, 01/31/25	11,280	10,680,581
1.75%, 09/14/29	8,877	7,706,301
2.00%, 05/02/25	7,718	7,343,214
2.50%, 11/20/24	26,420	25,544,705
2.88%, 04/03/28	9,132	8,554,036
3.00%, 05/20/27	1,165	1,106,004
3.13%, 06/10/25	1,055	1,021,018
3.63%, 04/01/26	2,840	2,767,466
3.75%, 02/15/28	2,475	2,408,670
3.88%, 06/15/28	1,070	1,045,936
4.13%, 07/15/33	6,270	6,196,892
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	2,985	2,708,201
0.88%, 09/03/30	3,560	2,817,455
1.75%, 07/27/26	4,145	3,819,410
2.00%, 01/13/25	8,882	8,502,561
2.38%, 06/10/25	4,195	4,002,953
3.88%, 09/28/27	985	965,162
3.88%, 06/14/28	470	460,144
Series 37, 2.50%, 11/15/27	2,037	1,888,645
Series 40, 0.50%, 05/27/25	6,240	5,767,507
Lloyds Bank PLC, 3.50%, 05/14/25	220	211,156
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	2,470	2,205,587
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(a)	5,062	4,800,750
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	3,142	2,054,365
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(a)	5,340	5,135,211
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	5,257	4,772,252
3.75%, 01/11/27	6,284	5,905,075
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	6,905	6,422,617

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.34%, 01/09/48	$6,194	$4,617,070
4.38%, 03/22/28	2,438	2,308,079
4.45%, 05/08/25	7,607	7,422,454
4.50%, 11/04/24	2,615	2,556,947
4.55%, 08/16/28	6,188	5,867,276
4.58%, 12/10/25	4,938	4,752,726
4.65%, 03/24/26	5,539	5,346,021
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)	3,178	3,106,304
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	1,935	1,788,443
5.30%, 12/01/45	3,689	3,233,482
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	2,285	2,268,457
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(a)	6,570	6,563,101
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(a)	4,270	4,578,038
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	3,010	2,817,480
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(a)	2,810	2,556,510
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,807	2,666,173
3.40%, 08/17/27	1,875	1,671,431
4.65%, 01/27/26 (Call 12/27/25)	2,185	2,090,280
4.70%, 01/27/28 (Call 12/27/27)	2,525	2,357,769
5.40%, 11/21/25 (Call 10/21/25)	2,155	2,104,271
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(a)	3,770	3,556,656
1.41%, 07/17/25	3,494	3,226,814
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	3,625	3,228,788
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	3,460	3,066,702
2.05%, 07/17/30	2,765	2,219,797
2.19%, 02/25/25	7,534	7,149,766
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	6,294	4,978,050
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	6,290	5,642,759
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	3,199	2,551,714
2.56%, 02/25/30	4,670	3,929,898
2.76%, 09/13/26	3,135	2,890,815
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	3,775	3,078,701
3.20%, 07/18/29	7,344	6,491,141
3.29%, 07/25/27	3,717	3,453,948
3.68%, 02/22/27	3,819	3,634,810
3.74%, 03/07/29	5,024	4,648,858
3.75%, 07/18/39	6,390	5,272,517
3.78%, 03/02/25	5,321	5,165,840
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(a)	3,125	3,022,688
3.85%, 03/01/26	3,284	3,152,706
3.96%, 03/02/28	5,453	5,190,929
4.05%, 09/11/28	4,141	3,931,010

Security	Par (000)	Value

Banks (continued)
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	$3,395	$3,225,114
4.15%, 03/07/39	2,141	1,861,856
4.29%, 07/26/38	2,157	1,908,082
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)	2,755	2,537,741
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	6,150	6,022,203
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(a)	3,615	3,580,874
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	5,860	5,685,665
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,275	2,244,447
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	4,040	4,003,761
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	2,855	2,814,402
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	3,935	3,915,797
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)	2,660	2,628,107
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)	3,280	3,253,924
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)	3,345	3,314,259
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	1,695	1,686,711
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	5,375	5,362,315
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	3,328	2,944,415
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	3,493	3,101,330
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)	2,490	1,939,287
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	2,003	1,548,900
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(a)	3,915	3,110,507
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	2,994	2,799,689
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)	2,685	2,083,238
2.56%, 09/13/25 (Call 09/13/24), (3-mo. SOFR + 1.362%)(a)	2,903	2,795,647
2.56%, 09/13/31	3,985	3,100,091
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	2,058	1,688,857
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	5,330	5,022,139
2.84%, 09/13/26	2,627	2,417,287
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)	2,185	1,855,218
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	3,203	2,770,115
3.17%, 09/11/27	4,468	4,092,509
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)	1,920	1,685,203
3.66%, 02/28/27	2,692	2,535,676
4.02%, 03/05/28	5,305	5,001,448

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	$3,745	$3,496,781
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	2,730	2,703,601
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	2,930	2,922,529
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	3,050	3,022,611
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)	2,760	2,736,181
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	3,240	3,219,458
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)	4,875	4,828,444
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(a)	4,920	4,925,806
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	10,619	9,521,526
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(a)	10,930	10,307,974
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	10,894	9,670,822
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	5,058	4,534,396
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	7,355	5,653,936
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	14,195	10,942,784
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	12,774	12,043,838
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	9,767	7,662,798
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	9,240	8,334,850
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	15,418	11,616,075
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	9,938	7,918,499
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(a)	8,316	7,922,903
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	14,177	11,939,728
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	8,294	5,251,844
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	6,673	5,472,194
3.13%, 07/27/26	11,532	10,794,644
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	5,021	3,697,414
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	12,032	11,126,712
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	5,264	4,678,854
3.63%, 01/20/27	10,735	10,140,818
3.70%, 10/23/24	13,098	12,816,393
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	11,099	10,290,438
3.88%, 01/27/26	12,492	12,021,551
3.95%, 04/23/27	8,380	7,898,820

Security	Par (000)	Value

Banks (continued)
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(a)	$10,855	$9,047,642
4.00%, 07/23/25	8,133	7,891,775
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	6,210	5,931,047
4.30%, 01/27/45	8,569	7,284,164
4.35%, 09/08/26	9,974	9,604,663
4.38%, 01/22/47	9,510	8,135,710
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	11,213	10,640,913
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(a)	5,342	4,705,287
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	7,355	7,200,177
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	7,005	6,626,660
5.00%, 11/24/25	9,021	8,880,814
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	4,120	4,076,781
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	6,225	6,098,321
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	10,570	10,368,113
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	10,150	9,852,402
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	4,910	4,569,982
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)	3,165	3,110,435
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(a)	3,190	3,170,988
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(a)	7,795	7,835,222
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	5,290	5,147,805
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	780	785,320
6.25%, 08/09/26	5,646	5,766,824
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	5,893	6,037,968
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	12,255	12,839,441
6.38%, 07/24/42	7,938	8,657,183
7.25%, 04/01/32	10,434	11,864,293
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	4,503	4,237,278
Morgan Stanley Bank NA
4.75%, 04/21/26	7,603	7,509,331
5.48%, 07/16/25 (Call 06/16/25)	4,390	4,399,000
National Australia Bank Ltd./New York
2.50%, 07/12/26	6,451	5,993,818
3.38%, 01/14/26	3,969	3,804,763
3.50%, 06/09/25	315	305,468
3.91%, 06/09/27	305	291,611
4.90%, 06/13/28	3,685	3,640,706
4.94%, 01/12/28	3,650	3,622,552
4.97%, 01/12/26	2,679	2,661,881
5.13%, 11/22/24	1,085	1,080,389
5.20%, 05/13/25	3,130	3,124,303
National Bank of Canada, 5.25%, 01/17/25	1,435	1,428,643

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	$4,935	$4,383,316
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	5,013	3,870,537
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)	4,067	3,668,068
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)	2,937	2,797,434
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	2,574	2,364,193
4.80%, 04/05/26	6,363	6,196,735
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	7,115	6,778,105
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	8,045	7,664,311
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	2,930	2,877,260
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)	3,410	3,380,947
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	2,095	2,082,849
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(b)	1,480	1,471,164
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	5,535	5,698,504
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	3,656	3,010,570
3.15%, 05/03/29 (Call 02/03/29)	3,372	3,063,799
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	5,361	4,782,602
3.65%, 08/03/28 (Call 05/03/28)	500	471,165
3.95%, 10/30/25	4,461	4,317,088
4.00%, 05/10/27 (Call 04/10/27)	5,920	5,681,661
6.13%, 11/02/32 (Call 08/02/32)	3,526	3,599,729
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,835	2,587,278
0.50%, 09/16/24	456	433,214
0.50%, 02/02/26	1,775	1,601,547
1.50%, 02/12/25	5,880	5,573,064
2.88%, 05/23/25	865	832,338
3.63%, 09/09/27	835	809,416
4.13%, 01/20/26	2,325	2,287,707
4.25%, 03/01/28	1,035	1,026,472
4.63%, 11/03/25	695	690,962
PNC Bank NA
2.70%, 10/22/29	3,622	3,037,735
2.95%, 02/23/25 (Call 01/24/25)	2,736	2,626,068
3.10%, 10/25/27 (Call 09/25/27)	4,528	4,131,936
3.25%, 06/01/25 (Call 05/02/25)	3,872	3,702,484
3.25%, 01/22/28 (Call 12/23/27)	3,454	3,160,375
3.30%, 10/30/24 (Call 09/30/24)	1,976	1,919,842
3.88%, 04/10/25 (Call 03/10/25)	3,161	3,056,434
4.05%, 07/26/28	5,969	5,512,789
4.20%, 11/01/25 (Call 10/02/25)	2,258	2,174,770
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,291	2,919,874
2.20%, 11/01/24 (Call 10/02/24)	2,862	2,746,518
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(b)	3,213	2,588,039

Security	Par (000)	Value

Banks (continued)
2.55%, 01/22/30 (Call 10/24/29)	$8,507	$7,136,012
2.60%, 07/23/26 (Call 05/23/26)	3,126	2,904,179
3.15%, 05/19/27 (Call 04/19/27)	3,112	2,881,183
3.45%, 04/23/29 (Call 01/23/29)	6,415	5,782,930
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	912	825,013
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	5,045	4,950,457
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	8,475	8,033,961
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)	3,570	3,511,916
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)	3,610	3,579,640
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)	860	856,293
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)	3,190	3,186,682
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)	3,915	3,961,001
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	4,100	4,166,256
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,025	1,990,656
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	2,190	1,815,641
2.25%, 05/18/25 (Call 04/18/25)	2,750	2,570,260
7.38%, 12/10/37	1,793	1,899,432
Royal Bank of Canada
0.75%, 10/07/24	5,862	5,556,238
0.88%, 01/20/26	3,689	3,319,916
1.15%, 06/10/25	5,066	4,690,204
1.15%, 07/14/26	4,612	4,100,621
1.20%, 04/27/26	6,865	6,153,511
1.40%, 11/02/26	5,543	4,909,601
1.60%, 01/21/25	1,450	1,374,441
2.05%, 01/21/27	1,205	1,084,765
2.25%, 11/01/24	7,540	7,249,182
2.30%, 11/03/31	5,810	4,667,289
3.38%, 04/14/25	1,930	1,867,024
3.63%, 05/04/27	3,764	3,548,398
3.88%, 05/04/32	2,130	1,932,080
4.24%, 08/03/27	6,279	6,038,577
4.65%, 01/27/26	6,667	6,544,794
4.88%, 01/12/26	4,765	4,706,248
4.90%, 01/12/28	3,645	3,591,163
4.95%, 04/25/25	3,325	3,287,993
5.00%, 02/01/33	6,500	6,300,450
5.00%, 05/02/33	3,520	3,405,318
5.20%, 07/20/26	4,065	4,047,439
5.20%, 08/01/28	3,270	3,249,988
5.66%, 10/25/24	2,615	2,614,503
6.00%, 11/01/27	2,825	2,890,907
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	4,525	3,965,755
3.24%, 10/05/26 (Call 08/05/26)	4,114	3,767,807
3.45%, 06/02/25 (Call 05/02/25)	3,949	3,766,240
4.40%, 07/13/27 (Call 04/14/27)	4,383	4,149,956
4.50%, 07/17/25 (Call 04/17/25)	4,436	4,327,717

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	$2,345	$2,318,713
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	3,255	3,240,353
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(a)	1,385	1,378,726
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	4,512	4,091,256
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	6,542	5,755,259
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	2,793	2,457,281
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)	1,135	907,171
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	5,521	4,980,715
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	3,630	3,658,060
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(a)	2,160	2,186,546
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	1,850	1,658,655
1.75%, 02/06/26 (Call 02/06/25), (1-day SOFR + 0.441%)(a)(b)	1,725	1,628,383
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	2,250	2,042,325
2.20%, 03/03/31	2,875	2,289,506
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	3,534	3,392,923
2.40%, 01/24/30	3,553	3,034,475
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	3,670	3,009,951
2.65%, 05/19/26	3,611	3,396,254
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(a)	2,419	2,315,225
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	2,410	2,073,034
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	2,021	1,774,963
3.30%, 12/16/24	4,302	4,176,382
3.55%, 08/18/25	4,262	4,113,896
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	1,783	1,708,150
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	2,595	2,360,360
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)	1,835	1,705,761
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)	1,995	1,892,617
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(a)	1,175	1,159,807
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(a)	1,745	1,729,557
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)	2,540	2,465,603
5.27%, 08/03/26 (Call 07/03/26)	4,250	4,251,275
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	1,765	1,767,189

Security	Par (000)	Value

Banks (continued)
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	$1,810	$1,837,512
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	3,800	3,655,600
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,730	1,553,869
1.40%, 09/17/26	8,790	7,780,117
1.47%, 07/08/25	2,509	2,324,062
1.71%, 01/12/31	3,680	2,830,509
1.90%, 09/17/28	7,090	5,957,514
2.13%, 07/08/30	5,225	4,207,013
2.14%, 09/23/30	2,746	2,169,203
2.17%, 01/14/27	1,719	1,542,046
2.22%, 09/17/31	2,795	2,209,168
2.30%, 01/12/41	840	542,774
2.35%, 01/15/25	2,519	2,405,166
2.45%, 09/27/24	2,951	2,848,187
2.47%, 01/14/29	1,555	1,333,164
2.63%, 07/14/26	8,863	8,177,713
2.72%, 09/27/29	1,396	1,190,341
2.75%, 01/15/30	5,315	4,519,026
2.93%, 09/17/41(b)	3,730	2,584,666
3.01%, 10/19/26	5,498	5,095,491
3.04%, 07/16/29	8,965	7,824,204
3.05%, 01/14/42	2,185	1,595,618
3.20%, 09/17/29	1,626	1,422,685
3.35%, 10/18/27	4,209	3,871,017
3.36%, 07/12/27	2,806	2,602,481
3.45%, 01/11/27	3,662	3,427,632
3.54%, 01/17/28	4,011	3,701,952
3.78%, 03/09/26	7,141	6,837,936
3.94%, 07/19/28	3,694	3,452,597
4.31%, 10/16/28	4,447	4,217,668
5.46%, 01/13/26	4,470	4,455,651
5.52%, 01/13/28	6,180	6,170,483
5.71%, 01/13/30	4,710	4,730,065
5.77%, 01/13/33	5,130	5,190,329
5.78%, 07/13/33	2,200	2,226,752
5.80%, 07/13/28	2,200	2,226,884
5.85%, 07/13/30	2,530	2,556,616
5.88%, 07/13/26	2,420	2,438,295
6.18%, 07/13/43	280	281,646
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	2,700	2,609,334
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	3,957	3,747,635
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	780	721,157
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(b)	305	295,017
Toronto-Dominion Bank(The)
0.70%, 09/10/24	4,515	4,293,584
0.75%, 09/11/25	3,305	3,013,763
0.75%, 01/06/26	7,395	6,640,414
1.15%, 06/12/25	2,815	2,610,547
1.20%, 06/03/26	6,370	5,680,256
1.25%, 12/13/24	2,763	2,613,411
1.25%, 09/10/26	7,118	6,308,399
1.45%, 01/10/25	3,625	3,435,014
1.95%, 01/12/27	4,175	3,750,069
2.00%, 09/10/31	5,208	4,121,299
2.45%, 01/12/32	3,890	3,144,676
2.80%, 03/10/27	5,525	5,066,756

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 03/10/32	$5,610	$4,772,707
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	6,576	6,137,644
3.77%, 06/06/25	5,315	5,159,324
4.11%, 06/08/27	5,385	5,140,413
4.29%, 09/13/24	4,266	4,202,522
4.46%, 06/08/32	2,560	2,385,792
4.69%, 09/15/27	5,820	5,671,648
5.10%, 01/09/26	900	892,683
5.16%, 01/10/28	4,110	4,071,119
5.52%, 07/17/28	4,375	4,392,850
5.53%, 07/17/26	4,475	4,484,039
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	3,738	3,486,694
2.15%, 12/06/24 (Call 11/05/24)	5,601	5,347,387
2.25%, 03/11/30 (Call 12/11/29)	5,045	4,003,258
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	3,285	3,055,017
3.30%, 05/15/26 (Call 04/15/26)	4,534	4,209,502
3.63%, 09/16/25 (Call 08/16/25)	5,464	5,178,397
3.80%, 10/30/26 (Call 09/30/26)	3,116	2,877,003
4.05%, 11/03/25 (Call 09/03/25)	3,095	2,972,902
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,867	3,269,432
1.20%, 08/05/25 (Call 07/03/25)	2,704	2,480,541
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	3,075	2,743,023
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	4,470	3,731,198
1.95%, 06/05/30 (Call 03/05/30)	2,055	1,628,916
2.85%, 10/26/24 (Call 09/26/24)	4,689	4,524,463
3.70%, 06/05/25 (Call 05/05/25)	3,834	3,694,787
3.88%, 03/19/29 (Call 02/16/29)	3,001	2,682,924
4.00%, 05/01/25 (Call 03/01/25)	3,102	3,006,024
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	3,255	3,070,018
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	4,196	4,052,665
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	3,505	3,360,419
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	5,085	4,535,667
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	2,285	2,142,416
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)	2,600	2,578,082
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	4,375	4,361,613
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(a)	2,630	2,628,369
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)	4,623	4,651,293
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	2,976	2,255,272
1.45%, 05/12/25 (Call 04/11/25)	5,381	5,033,764
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	3,790	3,381,324
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	6,390	4,706,810

Security	Par (000)	Value

Banks (continued)
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	$5,408	$4,298,441
3.00%, 07/30/29 (Call 04/30/29)	2,918	2,498,654
3.10%, 04/27/26 (Call 03/27/26)	3,871	3,632,159
3.60%, 09/11/24 (Call 08/11/24)	3,870	3,786,679
3.90%, 04/26/28 (Call 03/24/28)	4,409	4,138,861
3.95%, 11/17/25 (Call 10/17/25)	2,820	2,730,127
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	6,350	6,063,742
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	4,575	4,365,648
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	4,560	4,229,354
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	7,630	6,952,456
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	5,190	5,186,575
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	2,205	2,199,664
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)	2,170	2,164,662
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	4,985	4,960,623
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,122	4,719,001
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,692	4,346,434
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	3,558	3,384,227
2.80%, 01/27/25 (Call 12/27/24)	3,917	3,760,868
UBS Group AG
3.75%, 03/26/25	9,819	9,481,914
4.55%, 04/17/26	7,409	7,169,986
4.88%, 05/15/45	7,992	7,107,445
Wachovia Corp.
5.50%, 08/01/35	7,896	7,619,166
7.57%, 08/01/26(d)	355	371,291
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(b)	1,655	1,446,718
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(a)	12,293	11,624,630
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(a)	8,951	8,418,863
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	9,346	8,311,959
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(a)	10,925	10,480,899
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(a)	11,198	9,348,090
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(a)	12,536	10,724,799
3.00%, 02/19/25	9,088	8,747,382
3.00%, 04/22/26	13,975	13,089,544
3.00%, 10/23/26	16,843	15,596,618
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	14,225	10,183,820
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(a)	10,008	9,354,978
3.30%, 09/09/24	9,019	8,802,995
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	9,825	8,276,973

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	$12,065	$11,228,775
3.55%, 09/29/25	10,895	10,452,554
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(a)	14,084	13,072,769
3.90%, 05/01/45	8,131	6,363,158
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)	9,630	9,313,654
4.10%, 06/03/26	9,857	9,451,779
4.15%, 01/24/29 (Call 10/24/28)	9,827	9,248,681
4.30%, 07/22/27	7,131	6,828,432
4.40%, 06/14/46	8,082	6,407,329
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(a)	7,402	6,923,535
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	3,990	3,895,637
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	11,540	9,757,878
4.65%, 11/04/44	8,333	6,891,141
4.75%, 12/07/46	8,175	6,782,716
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	8,855	8,591,475
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	14,715	13,845,049
4.90%, 11/17/45	8,513	7,302,026
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(a)	20,911	18,861,931
5.38%, 02/07/35	1,210	1,180,863
5.38%, 11/02/43	7,718	7,102,335
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	10,495	10,224,124
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(a)	12,589	12,425,091
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(a)	10,145	10,099,753
5.61%, 01/15/44	9,713	9,146,246
5.95%, 12/01/86	2,021	1,973,931
6.00%, 10/28/25 (Call 10/28/23)(b)	140	139,327
Series B, 7.95%, 11/15/29	794	865,404
Wells Fargo Bank NA
5.45%, 08/07/26 (Call 07/07/26)	8,100	8,127,621
5.55%, 08/01/25 (Call 07/01/25)	8,140	8,156,199
5.85%, 02/01/37	2,969	2,956,530
5.95%, 08/26/36	2,972	2,957,645
6.60%, 01/15/38	4,211	4,446,605
Westpac Banking Corp.
1.02%, 11/18/24	3,585	3,398,401
1.15%, 06/03/26	8,595	7,724,842
1.95%, 11/20/28	5,275	4,529,748
2.15%, 06/03/31	5,510	4,521,341
2.35%, 02/19/25	4,642	4,453,256
2.65%, 01/16/30	3,409	2,978,477
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	3,929	3,019,201
2.70%, 08/19/26	4,261	3,975,641
2.85%, 05/13/26	7,620	7,180,783
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(a)	6,913	6,529,328
2.96%, 11/16/40	3,406	2,205,930
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	5,555	4,247,297

Security	Par (000)	Value

Banks (continued)
3.13%, 11/18/41	$4,459	$2,905,797
3.35%, 03/08/27	4,495	4,243,640
3.40%, 01/25/28	4,745	4,462,910
3.74%, 08/26/25	70	67,899
4.04%, 08/26/27	1,966	1,908,160
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	4,673	4,097,754
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	6,218	5,804,379
4.42%, 07/24/39	4,306	3,465,770
5.35%, 10/18/24	1,450	1,447,535
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	1,365	1,284,765
5.46%, 11/18/27	6,192	6,282,837
Wintrust Financial Corp., 4.85%, 06/06/29	787	700,635
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	2,016	1,581,431

		5,214,725,248

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	20,653	19,765,128
4.90%, 02/01/46 (Call 08/01/45)	33,851	31,463,489
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	125	104,950
4.63%, 02/01/44	4,778	4,339,045
4.70%, 02/01/36 (Call 08/01/35)	3,766	3,611,745
4.90%, 02/01/46 (Call 08/01/45)	5,334	4,937,897
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	3,911	3,596,986
3.65%, 02/01/26 (Call 11/01/25)	13,759	13,296,010
3.75%, 07/15/42(b)	335	274,415
4.00%, 04/13/28 (Call 01/13/28)	10,595	10,200,972
4.35%, 06/01/40 (Call 12/01/39)	5,369	4,803,376
4.38%, 04/15/38 (Call 10/15/37)	4,443	4,059,836
4.44%, 10/06/48 (Call 04/06/48)	7,120	6,228,647
4.50%, 06/01/50 (Call 12/01/49)	1,595	1,419,901
4.60%, 04/15/48 (Call 10/15/47)	7,005	6,304,010
4.60%, 06/01/60 (Call 12/01/59)	950	827,659
4.75%, 01/23/29 (Call 10/23/28)	14,508	14,375,977
4.75%, 04/15/58 (Call 10/15/57)	1,950	1,744,567
4.90%, 01/23/31 (Call 10/23/30)	3,694	3,706,042
4.95%, 01/15/42	5,210	4,965,026
5.45%, 01/23/39 (Call 07/23/38)	8,240	8,361,458
5.55%, 01/23/49 (Call 07/23/48)	14,915	15,272,363
5.80%, 01/23/59 (Call 07/23/58)	7,531	7,895,500
5.88%, 06/15/35	630	667,567
8.00%, 11/15/39	1,600	1,982,864
8.20%, 01/15/39	4,991	6,381,892
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	550	533,896
4.00%, 04/15/38 (Call 10/15/37)	996	859,727
4.50%, 07/15/45 (Call 01/15/45)	1,510	1,353,202
4.75%, 04/15/33 (Call 01/15/33)	2,180	2,154,908
Coca-Cola Co. (The)
1.00%, 03/15/28	3,899	3,337,973
1.38%, 03/15/31	3,040	2,398,560
1.45%, 06/01/27	3,067	2,738,432
1.50%, 03/05/28	2,807	2,459,297
1.65%, 06/01/30	4,509	3,713,793
1.75%, 09/06/24	4,703	4,533,692

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.00%, 03/05/31	$3,456	$2,872,109
2.13%, 09/06/29	5,618	4,904,345
2.25%, 01/05/32	8,785	7,367,892
2.50%, 06/01/40	3,213	2,316,573
2.50%, 03/15/51	5,620	3,628,834
2.60%, 06/01/50	6,894	4,569,550
2.75%, 06/01/60(b)	4,176	2,709,389
2.88%, 05/05/41	3,975	3,002,675
2.90%, 05/25/27	3,832	3,602,502
3.00%, 03/05/51	3,755	2,707,956
3.38%, 03/25/27	4,122	3,945,661
3.45%, 03/25/30	6,163	5,727,338
4.20%, 03/25/50	3,026	2,719,557
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,279	3,171,744
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	4,208	3,243,821
2.75%, 01/22/30 (Call 10/22/29)	3,008	2,639,670
5.25%, 11/26/43	2,502	2,419,034
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	590	474,189
2.88%, 05/01/30 (Call 02/01/30)	2,815	2,425,601
3.15%, 08/01/29 (Call 05/01/29)	3,692	3,298,876
3.50%, 05/09/27 (Call 02/09/27)	2,300	2,163,633
3.60%, 02/15/28 (Call 11/15/27)	2,255	2,103,081
3.70%, 12/06/26 (Call 09/06/26)	3,645	3,468,254
3.75%, 05/01/50 (Call 11/01/49)	2,370	1,794,422
4.10%, 02/15/48 (Call 08/15/47)	2,361	1,874,115
4.35%, 05/09/27 (Call 04/09/27)	2,505	2,424,364
4.40%, 11/15/25 (Call 09/15/25)	3,004	2,938,873
4.50%, 05/09/47 (Call 11/09/46)	2,010	1,681,365
4.65%, 11/15/28 (Call 08/15/28)	2,752	2,674,173
4.75%, 11/15/24	3,333	3,299,503
4.75%, 12/01/25	2,427	2,390,110
4.75%, 05/09/32 (Call 02/09/32)	695	666,025
4.90%, 05/01/33	3,105	2,992,878
5.00%, 02/02/26 (Call 02/02/24)	620	611,921
5.25%, 11/15/48 (Call 05/15/48)	2,030	1,893,685
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,516	3,246,288
2.00%, 04/29/30 (Call 01/29/30)	4,556	3,799,476
2.13%, 10/24/24 (Call 09/24/24)	3,725	3,584,865
2.13%, 04/29/32 (Call 01/29/32)	3,823	3,073,195
2.38%, 10/24/29 (Call 07/24/29)	2,325	2,008,823
3.88%, 05/18/28 (Call 02/18/28)	2,019	1,942,540
3.88%, 04/29/43 (Call 10/29/42)	2,352	1,936,496
5.20%, 10/24/25	3,730	3,730,932
5.30%, 10/24/27 (Call 09/24/27)	3,855	3,903,766
5.50%, 01/24/33 (Call 10/24/32)	3,410	3,539,375
5.88%, 09/30/36	2,600	2,745,392
Diageo Investment Corp.
4.25%, 05/11/42	972	850,568
7.45%, 04/15/35	1,980	2,367,743
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	180	131,229
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,763	2,253,061
2.55%, 09/15/26 (Call 06/15/26)	2,423	2,236,526
3.20%, 05/01/30 (Call 02/01/30)	1,974	1,745,806
3.35%, 03/15/51 (Call 09/15/50)	3,675	2,521,087

Security	Par (000)	Value

Beverages (continued)
3.40%, 11/15/25 (Call 08/15/25)	$3,244	$3,102,886
3.43%, 06/15/27 (Call 03/15/27)	2,918	2,739,769
3.80%, 05/01/50 (Call 11/01/49)	2,255	1,707,644
3.95%, 04/15/29 (Call 02/15/29)	4,435	4,176,883
4.05%, 04/15/32 (Call 01/15/32)(b)	3,970	3,635,766
4.42%, 05/25/25 (Call 03/25/25)	1,520	1,490,010
4.42%, 12/15/46 (Call 06/15/46)	2,022	1,678,280
4.50%, 11/15/45 (Call 05/15/45)	3,585	3,054,994
4.50%, 04/15/52 (Call 10/15/51)	3,230	2,745,145
4.60%, 05/25/28 (Call 02/25/28)	1,420	1,385,380
5.09%, 05/25/48 (Call 11/25/47)	50	46,108
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	5,721	5,360,520
4.20%, 07/15/46 (Call 01/15/46)	6,992	5,536,196
5.00%, 05/01/42	4,357	3,935,330
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,090	2,456,117
1.63%, 05/01/30 (Call 02/01/30)	4,563	3,752,702
1.95%, 10/21/31 (Call 07/21/31)	5,055	4,121,291
2.25%, 03/19/25 (Call 02/19/25)	9,016	8,629,664
2.38%, 10/06/26 (Call 07/06/26)	5,087	4,763,467
2.63%, 03/19/27 (Call 01/19/27)	3,228	3,008,044
2.63%, 07/29/29 (Call 04/29/29)	4,388	3,929,673
2.63%, 10/21/41 (Call 04/21/41)	5,690	4,127,526
2.75%, 04/30/25 (Call 01/30/25)	3,071	2,953,319
2.75%, 03/19/30 (Call 12/19/29)	6,218	5,531,471
2.75%, 10/21/51 (Call 04/21/51)	4,145	2,800,859
2.85%, 02/24/26 (Call 11/24/25)	3,704	3,527,060
2.88%, 10/15/49 (Call 04/15/49)	4,237	2,999,203
3.00%, 10/15/27 (Call 07/15/27)	5,461	5,130,391
3.38%, 07/29/49 (Call 01/29/49)	2,250	1,734,885
3.45%, 10/06/46 (Call 04/06/46)	4,849	3,854,373
3.50%, 07/17/25 (Call 04/17/25)	3,866	3,756,979
3.50%, 03/19/40 (Call 09/19/39)	435	357,044
3.60%, 02/18/28 (Call 01/18/28)	3,635	3,482,003
3.60%, 08/13/42	1,180	983,152
3.63%, 03/19/50 (Call 09/19/49)	4,649	3,740,585
3.88%, 03/19/60 (Call 09/19/59)	285	233,367
3.90%, 07/18/32 (Call 04/18/32)	5,045	4,782,206
4.00%, 03/05/42	775	671,615
4.00%, 05/02/47 (Call 11/02/46)	1,255	1,106,672
4.20%, 07/18/52 (Call 01/18/52)	2,805	2,492,803
4.25%, 10/22/44 (Call 04/22/44)	350	304,160
4.45%, 05/15/28 (Call 04/15/28)(b)	2,925	2,913,037
4.45%, 02/15/33 (Call 11/15/32)(b)	2,940	2,924,477
4.45%, 04/14/46 (Call 10/14/45)	1,665	1,550,015
4.55%, 02/13/26 (Call 01/13/26)	3,051	3,032,877
4.65%, 02/15/53 (Call 08/15/52)	2,970	2,840,270
4.88%, 11/01/40	1,120	1,097,477
5.50%, 01/15/40	150	157,089
7.00%, 03/01/29	2,425	2,698,297

		494,050,769

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,553	6,442,785
1.90%, 02/21/25 (Call 01/21/25)	3,317	3,154,003
2.00%, 01/15/32 (Call 10/15/31)	5,790	4,536,639
2.20%, 02/21/27 (Call 12/21/26)	2,827	2,568,612
2.30%, 02/25/31 (Call 11/25/30)	6,946	5,730,381
2.45%, 02/21/30 (Call 11/21/29)	3,212	2,731,324

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.60%, 08/19/26 (Call 05/19/26)	$6,795	$6,317,515
2.77%, 09/01/53 (Call 03/01/53)	6,904	4,128,799
2.80%, 08/15/41 (Call 02/15/41)	6,425	4,429,716
3.00%, 02/22/29 (Call 12/22/28)	1,100	994,290
3.00%, 01/15/52 (Call 07/15/51)(b)	6,717	4,364,908
3.13%, 05/01/25 (Call 02/01/25)	5,787	5,565,069
3.15%, 02/21/40 (Call 08/21/39)	7,102	5,296,672
3.20%, 11/02/27 (Call 08/02/27)	3,722	3,458,408
3.35%, 02/22/32 (Call 11/22/31)	2,771	2,414,372
3.38%, 02/21/50 (Call 08/21/49)	7,565	5,296,408
4.05%, 08/18/29 (Call 06/18/29)	6,245	5,897,778
4.20%, 03/01/33 (Call 12/01/32)	4,400	4,044,436
4.20%, 02/22/52 (Call 08/22/51)	3,299	2,625,377
4.40%, 05/01/45 (Call 11/01/44)	8,229	6,907,505
4.40%, 02/22/62 (Call 08/22/61)	3,746	2,965,521
4.56%, 06/15/48 (Call 12/15/47)	6,754	5,756,637
4.66%, 06/15/51 (Call 12/15/50)	11,360	9,760,398
4.88%, 03/01/53 (Call 09/01/52)	2,835	2,510,081
4.95%, 10/01/41	3,837	3,505,176
5.15%, 03/02/28 (Call 02/02/28)	13,200	13,184,028
5.15%, 11/15/41 (Call 05/15/41)	3,480	3,253,939
5.25%, 03/02/25	11,420	11,371,579
5.25%, 03/02/30 (Call 01/02/30)	12,180	12,186,090
5.25%, 03/02/33 (Call 12/02/32)	15,500	15,411,960
5.51%, 03/02/26 (Call 03/02/24)	310	309,923
5.60%, 03/02/43 (Call 09/02/42)	12,210	11,984,725
5.65%, 06/15/42 (Call 12/15/41)	1,160	1,139,410
5.65%, 03/02/53 (Call 09/02/52)	12,910	12,798,328
5.75%, 03/15/40	320	315,437
5.75%, 03/02/63 (Call 09/02/62)	8,385	8,271,048
6.38%, 06/01/37	1,265	1,347,212
6.40%, 02/01/39	2,845	3,032,514
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	3,225	3,136,022
5.25%, 06/23/45 (Call 12/23/44)	1,938	1,830,538
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	7,215	5,934,265
3.15%, 05/01/50 (Call 11/01/49)	7,601	4,960,945
3.25%, 02/15/51 (Call 08/15/50)	4,616	3,068,117
4.05%, 09/15/25 (Call 06/15/25)	7,984	7,744,001
5.20%, 09/15/45 (Call 03/15/45)	922	865,389
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	1,681	1,576,089
3.70%, 03/15/32 (Call 12/15/31)	3,265	2,859,552
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,247	3,651,783
1.65%, 10/01/30 (Call 07/01/30)	3,727	2,994,644
2.60%, 10/01/40 (Call 04/01/40)	4,136	2,879,152
2.80%, 10/01/50 (Call 04/01/50)	6,020	3,864,238
2.95%, 03/01/27 (Call 12/01/26)	6,525	6,080,060
3.50%, 02/01/25 (Call 11/01/24)	3,191	3,105,928
3.65%, 03/01/26 (Call 12/01/25)	8,669	8,337,324
4.00%, 09/01/36 (Call 03/01/36)	3,593	3,177,685
4.15%, 03/01/47 (Call 09/01/46)	7,655	6,395,140
4.50%, 02/01/45 (Call 08/01/44)	5,495	4,825,214
4.60%, 09/01/35 (Call 03/01/35)	4,548	4,319,327
4.75%, 03/01/46 (Call 09/01/45)	8,723	7,960,261
4.80%, 04/01/44 (Call 10/01/43)	4,391	4,036,998
5.65%, 12/01/41 (Call 06/01/41)	3,447	3,517,801

Security	Par (000)	Value

Biotechnology (continued)
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	$645	$516,884
5.75%, 12/13/27 (Call 11/13/27)	2,915	2,909,899
5.80%, 12/12/25 (Call 11/12/25)	4,010	4,011,043
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,462	4,344,366
2.80%, 09/15/50 (Call 03/15/50)	3,513	2,181,573
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	2,679	2,440,355
1.75%, 09/02/27 (Call 07/02/27)	3,916	3,378,646
2.15%, 09/02/31 (Call 06/02/31)	2,489	1,927,233
2.20%, 09/02/30 (Call 06/02/30)	3,259	2,598,042
3.30%, 09/02/40 (Call 03/02/40)	3,417	2,349,939
3.35%, 09/02/51 (Call 03/02/51)	3,070	1,902,571
3.55%, 09/02/50 (Call 03/02/50)(b)	4,052	2,642,390

		334,332,417

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,791	1,703,886
2.49%, 02/15/27 (Call 12/15/26)	1,563	1,421,924
2.70%, 02/15/31 (Call 11/15/30)	3,610	3,027,057
2.72%, 02/15/30 (Call 11/15/29)	9,163	7,853,241
3.38%, 04/05/40 (Call 10/05/39)	6,835	5,136,092
3.58%, 04/05/50 (Call 10/05/49)	6,961	4,975,862
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	2,060	1,664,542
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,452	3,040,694
4.00%, 06/15/25 (Call 03/15/25)	1,610	1,557,546
4.00%, 03/25/32 (Call 12/25/31)	1,855	1,632,326
4.50%, 03/25/52 (Call 09/25/51)	2,231	1,716,487
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	1,824	1,818,108
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	2,466	2,374,906
4.50%, 02/15/47 (Call 08/15/46)	2,092	1,764,958
4.63%, 07/02/44 (Call 01/02/44)	2,390	2,058,483
4.95%, 07/02/64 (Call 01/02/64)(d)	1,987	1,708,721
5.13%, 09/14/45 (Call 03/14/45)	357	330,432
6.00%, 01/15/36	629	647,040
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,755	2,205,956
2.00%, 09/16/31 (Call 06/16/31)	1,985	1,564,180
4.90%, 12/01/32 (Call 09/01/32)	1,620	1,592,719
Lafarge SA, 7.13%, 07/15/36	850	929,891
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,710	1,576,090
1.70%, 08/01/27 (Call 06/01/27)	1,303	1,139,239
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,820	1,471,233
3.20%, 07/15/51 (Call 01/15/51)	2,940	1,968,095
3.45%, 06/01/27 (Call 03/01/27)	1,263	1,185,641
3.50%, 12/15/27 (Call 09/15/27)	4,214	3,942,239
4.25%, 12/15/47 (Call 06/15/47)	3,575	2,902,614
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,816	2,365,243
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,577	2,194,908
2.00%, 10/01/30 (Call 07/01/30)	4,029	3,187,020
2.00%, 02/15/31 (Call 11/15/30)	1,040	821,444

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.13%, 02/15/51 (Call 08/15/50)	$1,281	$790,992
3.50%, 11/15/27 (Call 08/15/27)	1,823	1,694,643
4.50%, 05/15/47 (Call 11/15/46)	1,970	1,545,268
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,527,824
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	4,233	3,998,492
3.88%, 06/01/30 (Call 03/01/30)	1,770	1,610,399
3.95%, 08/15/29 (Call 05/15/29)	2,518	2,343,251
4.20%, 12/01/24 (Call 09/01/24)	2,821	2,764,354
4.30%, 07/15/47 (Call 01/15/47)	2,356	1,892,881
4.40%, 01/30/48 (Call 07/30/47)	1,829	1,483,904
7.00%, 12/01/36	1,310	1,439,638
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	545	544,090
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,378	2,232,514
4.30%, 02/21/48 (Call 08/21/47)	1,103	910,637
5.75%, 06/15/43	2,247	2,242,057
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	2,102	2,012,161
3.55%, 11/01/24 (Call 08/01/24)	3,175	3,104,610
3.80%, 03/21/29 (Call 12/21/28)	3,050	2,845,741
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,195,515
4.65%, 11/01/44 (Call 05/01/44)	1,263	1,080,812
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,775	3,382,060
3.90%, 04/01/27 (Call 01/01/27)	1,230	1,177,307
4.50%, 04/01/25 (Call 01/01/25)	1,592	1,564,697
4.50%, 06/15/47 (Call 12/15/46)	3,224	2,742,786
4.70%, 03/01/48 (Call 09/01/47)	1,593	1,391,963
5.80%, 03/01/26 (Call 03/01/24)	100	100,060

		121,097,473

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,685	3,418,317
1.85%, 05/15/27 (Call 03/15/27)	5,657	5,091,017
2.05%, 05/15/30 (Call 02/15/30)	3,352	2,829,591
2.70%, 05/15/40 (Call 11/15/39)	2,226	1,620,061
2.80%, 05/15/50 (Call 11/15/49)	3,942	2,682,689
4.80%, 03/03/33 (Call 12/03/32)	3,065	3,044,342
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	2,010	1,943,871
5.05%, 06/01/32 (Call 03/01/32)(b)	800	753,312
5.45%, 12/01/44 (Call 06/01/44)	2,445	2,246,466
5.65%, 06/01/52 (Call 12/01/51)	280	253,868
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	560	516,102
5.00%, 06/30/32 (Call 03/30/32)	2,365	2,229,107
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,244	1,959,281
6.05%, 03/15/25	4,045	4,048,034
6.17%, 07/15/27 (Call 06/15/27)	7,980	7,989,257
6.33%, 07/15/29 (Call 05/15/29)	1,705	1,694,395
6.35%, 11/15/28 (Call 10/15/28)	3,240	3,250,465
6.38%, 07/15/32 (Call 04/15/32)(b)	3,270	3,237,038
6.55%, 11/15/30 (Call 09/15/30)	3,675	3,675,882
6.70%, 11/15/33 (Call 08/15/33)	2,055	2,063,919
CF Industries Inc.
4.95%, 06/01/43	3,100	2,614,881

Security	Par (000)	Value

Chemicals (continued)
5.15%, 03/15/34	$3,461	$3,267,184
5.38%, 03/15/44	2,812	2,494,469
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	1,041	848,925
3.60%, 11/15/50 (Call 05/15/50)	1,776	1,267,389
4.25%, 10/01/34 (Call 04/01/34)	2,854	2,572,653
4.38%, 11/15/42 (Call 05/15/42)	5,817	4,794,430
4.63%, 10/01/44 (Call 04/01/44)	2,795	2,346,235
4.80%, 11/30/28 (Call 08/30/28)	2,397	2,361,956
4.80%, 05/15/49 (Call 11/15/48)	3,020	2,562,379
5.25%, 11/15/41 (Call 05/15/41)	4,971	4,640,081
5.55%, 11/30/48 (Call 05/30/48)	3,678	3,491,673
6.30%, 03/15/33 (Call 12/15/32)	855	905,949
6.90%, 05/15/53 (Call 11/15/52)	1,390	1,546,792
7.38%, 11/01/29	3,814	4,183,462
9.40%, 05/15/39	1,992	2,629,858
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	9,878	9,675,699
4.73%, 11/15/28 (Call 08/15/28)	9,067	8,945,684
5.32%, 11/15/38 (Call 05/15/38)	5,850	5,726,097
5.42%, 11/15/48 (Call 05/15/48)	7,504	7,259,144
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	5,084	4,945,003
4.50%, 12/01/28 (Call 09/01/28)	923	882,286
4.65%, 10/15/44 (Call 04/15/44)	3,358	2,733,748
4.80%, 09/01/42 (Call 03/01/42)	2,257	1,913,101
5.75%, 03/08/33 (Call 12/08/32)	1,555	1,530,353
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	4,035	3,145,000
1.65%, 02/01/27 (Call 01/01/27)	1,077	965,412
2.13%, 02/01/32 (Call 11/01/31)(b)	2,850	2,320,726
2.13%, 08/15/50 (Call 02/15/50)	1,068	606,902
2.70%, 11/01/26 (Call 08/01/26)	4,309	4,033,698
2.70%, 12/15/51 (Call 06/15/51)	2,195	1,384,825
2.75%, 08/18/55 (Call 02/18/55)	5,654	3,463,414
3.25%, 12/01/27 (Call 09/01/27)	1,790	1,678,662
3.95%, 12/01/47 (Call 06/01/47)	610	500,865
4.80%, 03/24/30 (Call 12/24/29)	2,493	2,476,970
5.25%, 01/15/28 (Call 12/15/27)	3,070	3,110,463
5.50%, 12/08/41	105	104,731
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	5,000	4,662,650
2.30%, 07/15/30 (Call 04/15/30)	3,312	2,745,681
4.50%, 05/15/26 (Call 04/15/26)	370	362,681
4.80%, 05/15/33 (Call 02/15/33)(b)	190	182,693
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,033	1,881,806
3.45%, 10/01/29 (Call 07/01/29)	2,041	1,778,895
4.50%, 10/01/49 (Call 04/01/49)	3,550	2,645,886
5.15%, 05/18/26 (Call 04/18/26)	1,850	1,833,183
5.65%, 05/18/33 (Call 02/18/33)	1,790	1,704,706
6.38%, 05/18/53 (Call 11/18/52)	1,760	1,687,330
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,520	2,011,615
4.50%, 05/01/29 (Call 02/01/29)	3,510	3,250,120
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,620,058
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,313,029
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,762,227
Linde Inc., 4.80%, 12/05/24	915	909,867

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	$4,672	$3,686,021
2.00%, 08/10/50 (Call 02/10/50)	1,865	1,024,650
2.65%, 02/05/25 (Call 11/05/24)	4,975	4,783,761
3.20%, 01/30/26 (Call 10/30/25)	3,879	3,731,986
3.55%, 11/07/42 (Call 05/07/42)	2,092	1,648,266
4.70%, 12/05/25 (Call 11/05/25)	4,625	4,584,531
Lubrizol Corp. (The), 6.50%, 10/01/34	332	383,702
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	3,960	3,350,952
5.25%, 07/15/43	674	599,894
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	385	362,924
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	2,942	2,684,575
2.25%, 10/01/30 (Call 07/01/30)(b)	1,831	1,487,028
3.38%, 10/01/40 (Call 04/01/40)	3,488	2,506,268
3.63%, 04/01/51 (Call 10/01/50)	4,536	3,053,499
3.80%, 10/01/60 (Call 04/01/60)	3,561	2,324,941
4.20%, 10/15/49 (Call 04/15/49)	3,238	2,408,910
4.20%, 05/01/50 (Call 11/01/49)	4,517	3,349,898
5.63%, 05/15/33 (Call 02/15/33)	2,175	2,153,076
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	3,727	2,927,074
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,106,106
4.88%, 11/15/41 (Call 05/15/41)	1,090	912,385
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,475,889
5.63%, 11/15/43 (Call 05/15/43)	923	852,510
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,751	1,420,656
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,109	955,969
3.00%, 04/01/25 (Call 01/01/25)	3,585	3,434,788
3.95%, 05/13/50 (Call 11/13/49)	1,625	1,221,366
4.00%, 12/15/26 (Call 09/15/26)	2,524	2,411,329
4.13%, 03/15/35 (Call 09/15/34)	2,080	1,805,440
4.20%, 04/01/29 (Call 01/01/29)	2,955	2,779,857
4.90%, 03/27/28 (Call 02/27/28)	1,360	1,329,454
4.90%, 06/01/43 (Call 12/01/42)	2,439	2,132,369
5.00%, 04/01/49 (Call 10/01/48)	2,629	2,285,784
5.25%, 01/15/45 (Call 07/15/44)	1,797	1,617,965
5.63%, 12/01/40	1,021	969,542
5.80%, 03/27/53 (Call 09/27/52)	1,350	1,318,586
5.88%, 12/01/36	1,959	1,944,660
5.90%, 11/07/24	1,852	1,851,481
5.95%, 11/07/25	2,470	2,484,869
6.13%, 01/15/41 (Call 07/15/40)	245	245,943
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,675	4,217,177
2.55%, 06/15/30 (Call 03/15/30)	1,147	970,970
2.80%, 08/15/29 (Call 05/15/29)	1,785	1,573,692
3.75%, 03/15/28 (Call 12/15/27)	4,521	4,260,545
Rohm & Haas Co., 7.85%, 07/15/29	2,314	2,559,006
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,775	1,423,656
3.75%, 03/15/27 (Call 12/15/26)	3,065	2,874,357
4.25%, 01/15/48 (Call 07/15/47)	1,186	890,876
4.55%, 03/01/29 (Call 12/01/28)	1,729	1,622,200
5.25%, 06/01/45 (Call 12/01/44)	1,400	1,210,160

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	$2,802	$2,223,163
2.30%, 05/15/30 (Call 02/15/30)	2,653	2,210,851
2.90%, 03/15/52 (Call 09/15/51)	2,355	1,478,799
2.95%, 08/15/29 (Call 05/15/29)	3,602	3,174,335
3.30%, 05/15/50 (Call 11/15/49)	2,080	1,412,715
3.45%, 08/01/25 (Call 05/01/25)	2,494	2,400,824
3.45%, 06/01/27 (Call 03/01/27)	6,775	6,386,386
3.80%, 08/15/49 (Call 02/15/49)	2,265	1,696,394
3.95%, 01/15/26 (Call 10/15/25)	2,331	2,254,077
4.00%, 12/15/42 (Call 06/15/42)	1,090	858,299
4.25%, 08/08/25	2,460	2,407,085
4.50%, 06/01/47 (Call 12/01/46)	4,898	4,173,390
4.55%, 08/01/45 (Call 02/01/45)	807	673,030
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	968	632,433
3.13%, 08/15/51 (Call 02/15/51)	2,770	1,694,631
3.38%, 06/15/30 (Call 03/15/30)	1,865	1,615,556
3.38%, 08/15/61 (Call 02/15/61)	2,449	1,437,367
3.60%, 08/15/26 (Call 05/15/26)	4,189	3,970,879
4.38%, 11/15/47 (Call 05/15/47)	1,565	1,207,617
5.00%, 08/15/46 (Call 02/15/46)	2,950	2,484,667

		342,434,581

Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(b)	265	235,908
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,010,807
5.40%, 02/01/43 (Call 08/01/42)	473	414,665
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,012,999
6.13%, 10/01/35	1,794	1,773,674
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,664,348

		7,112,401

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,900	1,466,553
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,167	4,913,434
1.70%, 05/15/28 (Call 03/15/28)	4,240	3,711,654
3.38%, 09/15/25 (Call 06/15/25)	5,686	5,500,978
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,978	2,551,878
3.88%, 08/15/30 (Call 05/15/30)	2,263	1,998,795
5.25%, 10/01/25 (Call 07/01/25)	1,109	1,092,709
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A,
2.92%, 09/01/50 (Call 03/01/50)	1,850	1,286,804
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	2,778	1,727,249
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	664	428,944
4.32%, 08/01/45	782	690,694
4.70%, 11/01/2111	1,634	1,359,259
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	1,253	1,180,226
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,915	1,854,294
3.70%, 04/01/27 (Call 01/01/27)	5,682	5,447,333
4.00%, 05/01/32 (Call 02/01/32)(b)	2,240	2,091,757

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	$510	$335,203
Duke University
Series 2020, 2.68%, 10/01/44	1,266	899,531
Series 2020, 2.76%, 10/01/50(b)	1,298	869,154
Series 2020, 2.83%, 10/01/55	2,380	1,571,490
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	358	297,956
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	1,903	1,306,257
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	4,345	3,408,348
2.60%, 12/01/24 (Call 11/01/24)	4,499	4,323,854
2.60%, 12/15/25 (Call 11/15/25)	1,982	1,851,644
3.10%, 05/15/30 (Call 02/15/30)	3,511	2,999,833
5.10%, 12/15/27 (Call 11/15/27)	2,560	2,525,056
5.10%, 06/01/28 (Call 05/01/28)	2,060	2,015,483
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	1,125	706,297
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,902	1,741,664
George Washington University (The)
4.87%, 09/15/45	1,505	1,403,698
Series 2014, 4.30%, 09/15/44	800	690,944
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,126	2,648,879
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,259	830,008
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	876	782,513
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,338	1,143,495
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	2,862	2,558,199
1.50%, 11/15/24 (Call 10/15/24)	944	894,761
2.15%, 01/15/27 (Call 12/15/26)	4,112	3,667,246
2.65%, 02/15/25 (Call 01/15/25)	2,713	2,590,074
2.90%, 05/15/30 (Call 02/15/30)	3,569	3,013,378
2.90%, 11/15/31 (Call 08/15/31)	3,374	2,760,101
3.20%, 08/15/29 (Call 05/15/29)	5,852	5,098,262
4.15%, 08/15/49 (Call 02/15/49)	2,684	1,968,177
4.45%, 06/01/28 (Call 03/01/28)	2,160	2,037,679
4.80%, 04/01/26 (Call 01/01/26)	4,527	4,426,908
4.95%, 08/15/27 (Call 07/15/27)	1,419	1,382,773
5.30%, 08/15/29 (Call 06/15/29)	1,920	1,879,104
5.40%, 08/15/32 (Call 05/15/32)(b)	3,245	3,183,118
5.95%, 08/15/52 (Call 02/15/52)	2,920	2,774,350
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	903	775,930
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,180	1,171,834
Series 2013, 4.08%, 07/01/53	2,298	1,959,711
Series A, 2.81%, 01/01/60 (Call 07/01/59)(b)	1,160	738,096
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,133,146
2.41%, 06/01/50 (Call 12/01/49)(b)	1,725	1,086,664
3.65%, 05/01/48 (Call 11/01/47)	2,731	2,236,334
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,013	730,991
3.89%, 07/01/2116	528	394,041
3.96%, 07/01/38	669	595,644
4.68%, 07/01/2114	2,428	2,187,337
5.60%, 07/01/2111	2,890	3,101,461
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,486	1,790,964
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	1,524	925,586

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	$3,467	$2,788,473
2.75%, 08/19/41 (Call 02/19/41)	2,830	1,954,002
3.10%, 11/29/61 (Call 05/29/61)	2,605	1,648,652
3.25%, 01/15/28 (Call 10/15/27)	2,939	2,739,883
3.25%, 05/20/50 (Call 11/20/49)	1,818	1,254,238
3.75%, 03/24/25 (Call 02/24/25)	1,070	1,041,709
3.75%, 02/25/52 (Call 08/25/51)	1,340	1,022,822
4.25%, 02/01/29 (Call 11/01/28)	2,881	2,774,518
4.25%, 08/08/32 (Call 05/08/32)	2,235	2,098,263
4.88%, 12/17/48 (Call 06/17/48)	2,435	2,216,654
5.25%, 07/15/44	1,481	1,421,775
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,017,769
Northwestern University
4.64%, 12/01/44	1,110	1,046,208
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,419	1,108,580
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	2,479	1,623,373
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,414	5,072,052
2.30%, 06/01/30 (Call 03/01/30)	4,654	3,911,594
2.40%, 10/01/24 (Call 09/01/24)	5,155	4,985,297
2.65%, 10/01/26 (Call 08/01/26)	5,306	4,942,645
2.85%, 10/01/29 (Call 07/01/29)	6,789	5,993,533
3.25%, 06/01/50 (Call 12/01/49)	4,412	3,133,226
3.90%, 06/01/27 (Call 05/01/27)(b)	710	686,676
4.40%, 06/01/32 (Call 03/01/32)(b)	4,045	3,861,438
5.05%, 06/01/52 (Call 12/01/51)(b)	3,965	3,832,133
5.25%, 06/01/62 (Call 12/01/61)	2,775	2,640,912
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	2,114	1,370,189
3.15%, 07/15/46 (Call 01/15/46)	1,440	1,066,133
3.30%, 07/15/56 (Call 01/15/56)	1,846	1,331,427
3.75%, 11/15/52 (Call 05/15/52)	200	163,584
4.88%, 10/15/40	745	734,451
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/02/23)	2,695	2,554,537
2.35%, 01/15/32 (Call 10/15/31)	1,901	1,502,512
2.90%, 10/01/30 (Call 07/01/30)	3,446	2,901,601
3.05%, 10/01/41 (Call 04/01/41)	1,885	1,282,064
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	2,124	1,865,191
4.00%, 03/18/29 (Call 12/18/28)	6,142	5,833,672
4.75%, 05/20/32 (Call 02/20/32)	560	539,554
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	3,944	2,471,547
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	4,993	3,926,994
2.30%, 08/15/60 (Call 02/15/60)	3,285	1,788,912
2.45%, 03/01/27 (Call 02/01/27)	2,550	2,351,661
2.50%, 12/01/29 (Call 09/01/29)	3,857	3,350,267
2.70%, 03/01/29 (Call 01/01/29)	4,165	3,722,094
2.90%, 03/01/32 (Call 12/01/31)	2,811	2,407,144
2.95%, 01/22/27 (Call 10/22/26)	3,566	3,339,167
3.25%, 12/01/49 (Call 06/01/49)	4,383	3,130,032
3.70%, 03/01/52 (Call 09/01/51)	2,110	1,641,643
3.90%, 03/01/62 (Call 09/01/61)	899	705,005
4.25%, 05/01/29 (Call 02/01/29)	4,245	4,088,020
4.75%, 08/01/28 (Call 05/01/28)	4,905	4,854,626

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	$2,201	$1,546,467
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	1,964	1,523,632
Trustees of Boston College, 3.13%, 07/01/52	1,563	1,104,963
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,917	1,612,695
Trustees of Princeton University (The)
4.20%, 03/01/52	1,070	950,599
5.70%, 03/01/39(b)	2,370	2,546,352
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	2,127	1,394,887
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,233	1,550,149
4.67%, 09/01/2112	70	59,666
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,183	730,006
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	885	616,509
4.00%, 10/01/53 (Call 04/01/53)	2,059	1,710,350
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,327	994,839
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	1,851	1,226,880
University of Miami, 4.06%, 04/01/52	533	437,790
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,120	1,666,532
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,999	1,563,738
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,400	926,198
3.03%, 10/01/39	3,189	2,546,544
4.98%, 10/01/53 (Call 04/01/53)	1,125	1,101,937
5.25%, 10/01/2111(b)	748	714,460
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,008	1,665,556
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,675	1,140,591
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,349	795,950
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,306	1,643,348
4.00%, 06/15/25 (Call 03/15/25)	1,018	990,086
4.13%, 03/15/29 (Call 12/15/28)	2,388	2,271,179
5.50%, 06/15/45 (Call 12/15/44)	1,545	1,425,139
5.75%, 04/01/33 (Call 01/01/33)	2,520	2,569,644
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	3,141	2,431,982
4.35%, 04/15/2122 (Call 10/15/21)	1,029	832,924
William Marsh Rice University
3.57%, 05/15/45(b)	985	787,222
3.77%, 05/15/55	1,465	1,181,508
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,967	2,770,407
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,179	965,542
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	1,078	680,509

		299,130,969

Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	2,746	2,255,262
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,478	5,033,679
0.70%, 02/08/26 (Call 01/08/26)	7,560	6,836,508
1.13%, 05/11/25 (Call 04/11/25)	8,281	7,747,124
1.20%, 02/08/28 (Call 12/08/27)	6,317	5,456,182
1.25%, 08/20/30 (Call 05/20/30)	7,657	6,155,539
1.40%, 08/05/28 (Call 06/05/28)	7,485	6,438,223
1.65%, 05/11/30 (Call 02/11/30)	7,713	6,429,480
1.65%, 02/08/31 (Call 11/08/30)	5,140	4,209,300

Security	Par (000)	Value

Computers (continued)
1.70%, 08/05/31 (Call 05/05/31)	$6,170	$5,018,863
1.80%, 09/11/24 (Call 08/11/24)	2,997	2,892,165
2.05%, 09/11/26 (Call 07/11/26)	9,332	8,617,169
2.20%, 09/11/29 (Call 06/11/29)	4,775	4,173,827
2.38%, 02/08/41 (Call 08/08/40)	2,955	2,110,579
2.40%, 08/20/50 (Call 02/20/50)	2,791	1,793,190
2.45%, 08/04/26 (Call 05/04/26)	11,011	10,308,388
2.50%, 02/09/25	6,257	6,031,247
2.55%, 08/20/60 (Call 02/20/60)(b)	11,082	6,965,591
2.65%, 05/11/50 (Call 11/11/49)	8,526	5,677,293
2.65%, 02/08/51 (Call 08/08/50)	7,920	5,249,534
2.70%, 08/05/51 (Call 02/05/51)	8,464	5,625,344
2.75%, 01/13/25 (Call 11/13/24)	2,733	2,647,457
2.80%, 02/08/61 (Call 08/08/60)	3,855	2,483,468
2.85%, 08/05/61 (Call 02/05/61)	3,495	2,261,195
2.90%, 09/12/27 (Call 06/12/27)	7,556	7,068,940
2.95%, 09/11/49 (Call 03/11/49)	8,273	5,903,034
3.00%, 06/20/27 (Call 03/20/27)	5,835	5,505,673
3.00%, 11/13/27 (Call 08/13/27)	7,192	6,749,117
3.20%, 05/13/25	9,845	9,550,733
3.20%, 05/11/27 (Call 02/11/27)	7,317	6,948,150
3.25%, 02/23/26 (Call 11/23/25)	13,293	12,780,954
3.25%, 08/08/29 (Call 06/08/29)	7,285	6,775,196
3.35%, 02/09/27 (Call 11/09/26)	9,915	9,474,179
3.35%, 08/08/32 (Call 05/08/32)(b)	7,160	6,567,725
3.45%, 02/09/45	9,241	7,471,164
3.75%, 09/12/47 (Call 03/12/47)	4,939	4,113,496
3.75%, 11/13/47 (Call 05/13/47)	6,102	5,073,874
3.85%, 05/04/43	10,708	9,266,061
3.85%, 08/04/46 (Call 02/04/46)	8,149	6,885,661
3.95%, 08/08/52 (Call 02/08/52)	7,340	6,199,584
4.00%, 05/10/28 (Call 04/10/28)	2,800	2,734,984
4.10%, 08/08/62 (Call 02/08/62)	4,945	4,141,981
4.15%, 05/10/30 (Call 03/10/30)	2,780	2,718,117
4.25%, 02/09/47 (Call 08/09/46)	3,486	3,179,546
4.30%, 05/10/33 (Call 02/10/33)(b)	3,090	3,031,414
4.38%, 05/13/45	7,574	6,964,975
4.45%, 05/06/44	2,982	2,834,033
4.50%, 02/23/36 (Call 08/23/35)(b)	4,728	4,723,225
4.65%, 02/23/46 (Call 08/23/45)	13,599	12,998,196
4.85%, 05/10/53 (Call 11/10/52)(b)	3,265	3,222,522
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	100	101,109
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,361	2,088,470
2.30%, 09/14/31 (Call 06/14/31)	2,733	2,122,666
Dell Inc.
6.50%, 04/15/38	2,155	2,186,204
7.10%, 04/15/28	2,675	2,854,171
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(e)	4,150	2,916,703
3.45%, 12/15/51 (Call 06/15/51)(e)	4,990	3,258,320
4.90%, 10/01/26 (Call 08/01/26)	7,564	7,424,217
5.25%, 02/01/28 (Call 01/01/28)	1,240	1,237,111
5.30%, 10/01/29 (Call 07/01/29)	6,515	6,432,064
5.75%, 02/01/33 (Call 11/01/32)(b)	1,980	1,977,743
5.85%, 07/15/25 (Call 06/15/25)	5,070	5,078,872
6.02%, 06/15/26 (Call 03/15/26)	5,065	5,116,460
6.10%, 07/15/27 (Call 05/15/27)	3,010	3,080,013
6.20%, 07/15/30 (Call 04/15/30)	2,453	2,523,328

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
8.10%, 07/15/36 (Call 01/15/36)	$3,867	$4,441,752
8.35%, 07/15/46 (Call 01/15/46)	3,160	3,872,770
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,855	3,383,996
2.38%, 09/15/28 (Call 07/15/28)	3,267	2,695,373
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,455	3,085,626
2.20%, 03/15/31 (Call 12/15/30)	3,164	2,487,347
Genpact Luxembourg Sarl
1.75%, 04/10/26 (Call 03/10/26)	675	610,119
3.38%, 12/01/24 (Call 11/01/24)	2,648	2,553,864
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,096	999,804
4.90%, 10/15/25 (Call 07/15/25)	8,886	8,766,483
5.25%, 07/01/28 (Call 06/01/28)	1,910	1,893,861
6.10%, 04/01/26 (Call 04/01/24)	430	430,206
6.20%, 10/15/35 (Call 04/15/35)	3,170	3,286,212
6.35%, 10/15/45 (Call 04/15/45)	5,822	5,962,136
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	131	118,023
2.20%, 06/17/25 (Call 05/17/25)	7,041	6,636,565
2.65%, 06/17/31 (Call 03/17/31)	4,935	3,982,348
3.00%, 06/17/27 (Call 04/17/27)	3,744	3,441,372
4.00%, 04/15/29 (Call 02/15/29)	3,720	3,471,988
4.20%, 04/15/32 (Call 01/15/32)	1,825	1,629,670
4.75%, 01/15/28 (Call 12/15/27)	3,200	3,116,672
5.50%, 01/15/33 (Call 10/15/32)(b)	4,890	4,746,723
6.00%, 09/15/41	4,327	4,260,581
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,324	4,714,562
1.95%, 05/15/30 (Call 02/15/30)	5,710	4,705,040
2.20%, 02/09/27 (Call 01/09/27)	2,660	2,419,509
2.72%, 02/09/32 (Call 11/09/31)	2,355	1,994,214
2.85%, 05/15/40 (Call 11/15/39)	3,818	2,712,727
2.95%, 05/15/50 (Call 11/15/49)	3,629	2,345,677
3.30%, 05/15/26	10,274	9,792,971
3.30%, 01/27/27	2,768	2,615,649
3.43%, 02/09/52 (Call 08/09/51)	2,560	1,798,707
3.45%, 02/19/26	6,146	5,891,556
3.50%, 05/15/29	10,035	9,251,467
4.00%, 07/27/25	985	962,414
4.00%, 06/20/42	4,851	3,985,533
4.15%, 07/27/27 (Call 06/27/27)	3,668	3,543,838
4.15%, 05/15/39	7,444	6,382,858
4.25%, 05/15/49	8,975	7,403,567
4.40%, 07/27/32 (Call 04/27/32)	3,270	3,113,629
4.50%, 02/06/26	3,270	3,216,830
4.50%, 02/06/28 (Call 01/06/28)	3,050	2,986,651
4.70%, 02/19/46	2,919	2,577,915
4.75%, 02/06/33 (Call 11/06/32)(b)	3,260	3,179,934
4.90%, 07/27/52 (Call 01/27/52)	1,855	1,687,846
5.10%, 02/06/53 (Call 08/06/52)	2,495	2,332,725
5.60%, 11/30/39	3,400	3,426,792
5.88%, 11/29/32	2,629	2,788,869
6.22%, 08/01/27	2,042	2,146,448
6.50%, 01/15/28	1,440	1,531,022
7.00%, 10/30/25	2,827	2,926,199
7.13%, 12/01/96(b)	1,679	2,056,271
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	3,290	2,892,436

Security	Par (000)	Value

Computers (continued)
2.70%, 10/15/28 (Call 08/15/28)	$2,637	$2,203,293
3.15%, 10/15/31 (Call 07/15/31)	3,465	2,691,924
4.10%, 10/15/41 (Call 04/15/41)	765	521,914
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,278,124
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,658,218
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,432,565
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,510	4,223,615
2.38%, 06/22/27 (Call 04/22/27)(b)	2,181	1,974,874
2.70%, 06/22/30 (Call 03/22/30)	1,854	1,545,550
3.30%, 09/29/24 (Call 07/29/24)	1,712	1,663,362
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,851	1,527,538
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	1,854	1,493,527
3.10%, 02/01/32 (Call 11/01/31)	3,893	2,899,779
4.75%, 02/15/26 (Call 11/15/25)	9,720	9,261,216

		553,329,438

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,210	1,165,750
3.10%, 08/15/27 (Call 07/15/27)	700	665,588
3.25%, 08/15/32 (Call 05/15/32)	2,100	1,897,014
3.70%, 08/01/47 (Call 02/01/47)	1,965	1,647,102
4.00%, 08/15/45	2,703	2,385,857
4.60%, 03/01/28 (Call 02/01/28)	809	811,799
4.60%, 03/01/33 (Call 12/01/32)(b)	934	934,299
4.80%, 03/02/26	1,284	1,285,323
Conopco Inc., Series E, 7.25%, 12/15/26	1,422	1,515,838
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,425	2,764,557
2.00%, 12/01/24 (Call 11/01/24)	2,261	2,169,497
2.38%, 12/01/29 (Call 09/01/29)	4,028	3,449,740
2.60%, 04/15/30 (Call 01/15/30)	2,204	1,900,575
3.13%, 12/01/49 (Call 06/01/49)	3,012	2,086,744
3.15%, 03/15/27 (Call 12/15/26)	2,797	2,645,459
4.15%, 03/15/47 (Call 09/15/46)	1,955	1,644,742
4.38%, 05/15/28 (Call 04/15/28)	970	946,555
4.38%, 06/15/45 (Call 12/15/44)	2,243	1,924,001
4.65%, 05/15/33 (Call 02/15/33)	20	19,360
6.00%, 05/15/37	2,117	2,249,863
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	5,870	5,518,680
3.38%, 03/24/29 (Call 01/24/29)	4,935	4,511,133
3.63%, 03/24/32 (Call 12/24/31)	5,390	4,780,391
4.00%, 03/24/52 (Call 09/24/51)	4,370	3,498,753
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	7,713	7,415,818
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(e)	6,115	6,079,227
5.00%, 03/22/30 (Call 01/22/30)(e)	3,710	3,711,373
5.05%, 03/22/28 (Call 02/22/28)(e)	3,915	3,924,787
5.05%, 03/22/53 (Call 09/22/52)(e)	5,390	5,274,816
5.10%, 03/22/43 (Call 09/22/42)(e)	2,935	2,875,214
5.20%, 03/22/63 (Call 09/22/62)(e)	2,415	2,363,512
5.35%, 03/22/26 (Call 02/22/26)(e)	670	673,330
5.50%, 03/22/25(e)	750	752,288
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,864	5,342,984

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.00%, 04/23/26	$1,160	$1,054,544
1.20%, 10/29/30	6,910	5,520,330
1.90%, 02/01/27	1,270	1,161,174
1.95%, 04/23/31	1,457	1,221,665
2.30%, 02/01/32	4,880	4,171,229
2.45%, 11/03/26	3,665	3,430,587
2.70%, 02/02/26	3,059	2,915,563
2.80%, 03/25/27	4,557	4,273,965
2.85%, 08/11/27	5,501	5,153,062
3.00%, 03/25/30	7,810	7,133,810
3.50%, 10/25/47	1,035	835,504
3.55%, 03/25/40	1,405	1,205,687
3.60%, 03/25/50	1,052	862,514
3.95%, 01/26/28	2,805	2,753,977
4.05%, 01/26/33	1,115	1,083,590
4.10%, 01/26/26(b)	4,367	4,307,303
5.55%, 03/05/37	640	691,987
5.80%, 08/15/34	305	337,382
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,356	1,875,517
1.75%, 08/12/31 (Call 05/12/31)	3,765	3,011,548
2.00%, 07/28/26	3,432	3,173,811
2.13%, 09/06/29 (Call 06/06/29)	2,199	1,911,789
2.90%, 05/05/27 (Call 02/05/27)	5,285	4,932,808
3.10%, 07/30/25	1,475	1,422,549
3.38%, 03/22/25 (Call 01/22/25)	1,664	1,617,408
3.50%, 03/22/28 (Call 12/22/27)	4,039	3,837,696
5.90%, 11/15/32	4,285	4,655,138
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,880	1,239,465

		166,623,571

Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(e)	250	248,020
6.25%, 06/15/33 (Call 03/15/33)(e)	315	312,581
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	2,175	2,066,946
3.75%, 05/15/46 (Call 11/15/45)	1,646	1,307,154
4.20%, 05/15/47 (Call 11/15/46)	1,880	1,628,268
4.60%, 06/15/45 (Call 12/15/44)	3,475	3,183,934

		8,746,903

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	9,726	9,242,034
1.75%, 01/30/26 (Call 12/30/25)	2,423	2,194,245
2.45%, 10/29/26 (Call 09/29/26)	9,348	8,408,713
3.00%, 10/29/28 (Call 08/29/28)	13,635	11,817,318
3.30%, 01/30/32 (Call 10/30/31)	14,675	11,928,867
3.40%, 10/29/33 (Call 07/29/33)	6,472	5,134,885
3.50%, 01/15/25 (Call 11/15/24)	5,601	5,406,477
3.65%, 07/21/27 (Call 04/21/27)	4,265	3,926,828
3.85%, 10/29/41 (Call 04/29/41)	3,738	2,769,409
3.88%, 01/23/28 (Call 10/23/27)	3,897	3,586,331
4.45%, 10/01/25 (Call 08/01/25)	3,820	3,699,173
4.45%, 04/03/26 (Call 02/03/26)	3,908	3,765,671
4.63%, 10/15/27 (Call 08/15/27)	2,551	2,422,863
5.75%, 06/06/28 (Call 05/06/28)	2,115	2,094,210
6.50%, 07/15/25 (Call 06/15/25)	6,168	6,196,558
Series 3NC1, 1.75%, 10/29/24 (Call 10/02/23)	1,083	1,029,197

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	$1,616	$1,366,328
3.50%, 08/01/25	2,466	2,353,057
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	1,765	1,578,916
2.10%, 09/01/28 (Call 07/01/28)	2,470	2,079,295
2.20%, 01/15/27 (Call 12/15/26)	930	830,825
2.30%, 02/01/25 (Call 01/01/25)	4,286	4,059,399
2.88%, 01/15/26 (Call 12/15/25)	3,381	3,159,849
2.88%, 01/15/32 (Call 10/15/31)	3,098	2,469,633
3.00%, 02/01/30 (Call 11/01/29)	2,646	2,223,672
3.13%, 12/01/30 (Call 09/01/30)	1,863	1,555,568
3.25%, 03/01/25 (Call 01/01/25)	4,168	3,993,444
3.25%, 10/01/29 (Call 07/01/29)	2,352	2,051,297
3.38%, 07/01/25 (Call 06/01/25)	2,582	2,461,137
3.63%, 04/01/27 (Call 01/01/27)	3,233	3,003,942
3.63%, 12/01/27 (Call 09/01/27)	3,419	3,140,796
3.75%, 06/01/26 (Call 04/01/26)	4,613	4,387,378
4.25%, 09/15/24 (Call 06/15/24)	3,822	3,749,650
4.63%, 10/01/28 (Call 07/01/28)	2,534	2,388,548
5.30%, 02/01/28 (Call 01/01/28)	2,075	2,039,185
5.85%, 12/15/27 (Call 11/15/27)	420	420,168
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,407	3,232,391
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	3,430	2,773,395
4.63%, 03/30/25	2,482	2,400,119
4.75%, 06/09/27 (Call 05/09/27)(b)	2,390	2,237,279
5.13%, 09/30/24	2,855	2,811,176
5.80%, 05/01/25 (Call 04/01/25)(b)	2,968	2,923,450
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(a)	985	983,335
7.10%, 11/15/27 (Call 10/15/27)(b)	2,865	2,903,076
8.00%, 11/01/31	10,470	10,850,743
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,834	3,419,506
2.25%, 03/04/25 (Call 02/01/25)	2,460	2,338,894
2.55%, 03/04/27 (Call 02/01/27)	5,375	4,887,380
3.00%, 10/30/24 (Call 09/29/24)	7,518	7,298,925
3.13%, 05/20/26 (Call 04/20/26)	6,820	6,446,741
3.30%, 05/03/27 (Call 04/03/27)	6,600	6,149,484
3.63%, 12/05/24 (Call 11/04/24)	3,492	3,400,440
3.95%, 08/01/25 (Call 07/01/25)	8,140	7,899,463
4.05%, 05/03/29 (Call 03/03/29)	3,220	3,058,775
4.05%, 12/03/42	5,135	4,394,841
4.20%, 11/06/25 (Call 10/06/25)	2,925	2,848,453
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	4,831	4,481,236
4.90%, 02/13/26 (Call 01/13/26)	6,055	5,978,162
4.99%, 05/01/26, (1-day SOFR + 0.999%)(a)	4,730	4,663,070
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	2,315	2,195,847
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	6,415	6,164,238
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	4,860	4,806,832
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	1,700	1,690,378
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(a)	365	359,503
5.85%, 11/05/27 (Call 10/05/27)	5,180	5,289,039

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	$1,107	$1,033,285
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,913	2,724,849
3.00%, 04/02/25 (Call 03/02/25)	2,052	1,972,875
3.70%, 10/15/24	2,909	2,845,933
4.50%, 05/13/32 (Call 02/13/32)	2,280	2,156,584
5.15%, 05/15/33 (Call 02/15/33)	2,185	2,136,427
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	2,990	2,572,686
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,985	2,875,062
8.00%, 05/25/28 (Call 04/25/28)(e)	295	292,516
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(e)	90	90,291
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	835	836,804
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	3,455	2,672,373
2.72%, 04/15/31 (Call 01/15/31)	2,720	2,222,158
3.50%, 03/30/51 (Call 09/30/50)	2,402	1,567,641
3.63%, 02/15/52 (Call 08/15/51)	1,532	1,020,343
3.90%, 01/25/28 (Call 10/25/27)	4,631	4,327,484
4.25%, 06/02/26 (Call 03/02/26)	2,141	2,059,535
4.35%, 04/15/30 (Call 01/15/30)	3,544	3,271,998
4.70%, 09/20/47 (Call 03/20/47)	3,341	2,756,292
4.85%, 03/29/29 (Call 12/29/28)	4,332	4,144,901
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	2,368	1,534,819
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	4,980	4,366,165
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	3,988	2,840,573
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)	1,995	1,524,000
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)	4,975	4,700,629
3.20%, 02/05/25 (Call 01/05/25)	4,367	4,189,263
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	3,540	3,037,285
3.30%, 10/30/24 (Call 09/30/24)	6,465	6,280,554
3.65%, 05/11/27 (Call 04/11/27)	4,147	3,856,586
3.75%, 07/28/26 (Call 06/28/26)	5,747	5,374,365
3.75%, 03/09/27 (Call 02/09/27)	5,289	4,921,467
3.80%, 01/31/28 (Call 12/31/27)	5,685	5,216,954
4.20%, 10/29/25 (Call 09/29/25)	5,653	5,433,777
4.25%, 04/30/25 (Call 03/31/25)(b)	3,349	3,246,286
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	4,100	3,941,371
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	3,575	3,493,776
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(a)	3,065	2,914,049
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(b)	5,170	4,805,722
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	3,250	3,149,087
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	3,070	2,916,101

Security	Par (000)	Value

Diversified Financial Services (continued)
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)	$1,545	$1,544,166
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(a)	1,605	1,585,275
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,575	2,811,237
3.00%, 03/16/32 (Call 12/16/31)	2,305	1,947,909
3.65%, 01/12/27 (Call 10/12/26)	2,664	2,547,983
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,574	5,866,046
1.15%, 05/13/26 (Call 04/13/26)	5,483	4,880,802
1.65%, 03/11/31 (Call 12/11/30)	3,309	2,534,462
1.95%, 12/01/31 (Call 09/01/31)	3,755	2,881,549
2.00%, 03/20/28 (Call 01/20/28)	2,812	2,422,369
2.30%, 05/13/31 (Call 02/13/31)	3,438	2,763,533
2.45%, 03/03/27 (Call 02/03/27)	2,700	2,430,729
2.75%, 10/01/29 (Call 07/01/29)	1,844	1,587,481
2.90%, 03/03/32 (Call 12/03/31)	4,278	3,529,821
3.00%, 03/10/25 (Call 12/10/24)	245	234,872
3.20%, 03/02/27 (Call 12/02/26)	3,182	2,945,641
3.20%, 01/25/28 (Call 10/25/27)	3,948	3,598,602
3.25%, 05/22/29 (Call 02/22/29)	2,655	2,360,799
3.30%, 04/01/27 (Call 01/01/27)	4,300	4,003,085
3.45%, 02/13/26 (Call 11/13/25)	1,728	1,640,356
3.63%, 04/01/25 (Call 01/01/25)	2,249	2,178,201
3.85%, 05/21/25 (Call 03/21/25)	3,966	3,842,975
4.00%, 02/01/29 (Call 11/01/28)	2,808	2,640,587
4.20%, 03/24/25 (Call 02/24/25)	4,099	4,003,903
4.63%, 03/22/30 (Call 12/22/29)(b)	2,428	2,358,486
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(a)	715	713,699
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(a)	1,315	1,316,959
5.88%, 08/24/26 (Call 07/24/26)	1,180	1,186,950
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)	755	768,364
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	3,828	2,946,488
4.10%, 06/15/51 (Call 12/15/50)	3,260	1,972,528
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	2,961	2,482,384
3.00%, 03/15/25 (Call 12/15/24)	8,681	8,387,843
3.75%, 06/15/28 (Call 03/15/28)	5,508	5,301,946
4.15%, 06/15/48 (Call 12/15/47)	2,303	2,024,705
5.30%, 09/15/43 (Call 03/15/43)	3,154	3,194,560
Credit Suisse USA Inc., 7.13%, 07/15/32(b)	2,171	2,413,153
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,057	1,971,922
3.95%, 11/06/24 (Call 08/06/24)	2,159	2,101,830
4.10%, 02/09/27 (Call 11/09/26)	3,130	2,902,918
4.50%, 01/30/26 (Call 11/30/25)(b)	2,536	2,435,625
6.70%, 11/29/32 (Call 08/29/32)	1,915	1,905,023
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	3,074	2,887,224
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,077	1,627,662
2.85%, 03/30/25	1,526	1,463,770
2.95%, 08/12/51 (Call 02/12/51)	1,415	870,041
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	6,203	4,721,041

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.10%, 06/15/30 (Call 03/15/30)	$6,296	$5,188,156
2.65%, 09/15/40 (Call 03/15/40)	3,123	2,178,168
3.00%, 06/15/50 (Call 12/15/49)	5,747	3,833,249
3.00%, 09/15/60 (Call 03/15/60)	3,036	1,887,056
3.10%, 09/15/27 (Call 06/15/27)	4,095	3,791,397
3.65%, 05/23/25	2,784	2,699,506
3.75%, 12/01/25 (Call 09/01/25)	7,641	7,375,246
3.75%, 09/21/28 (Call 06/21/28)(b)	2,805	2,651,903
4.00%, 09/15/27 (Call 08/15/27)	3,385	3,243,236
4.25%, 09/21/48 (Call 03/21/48)	6,030	5,078,647
4.35%, 06/15/29 (Call 04/15/29)	5,837	5,594,881
4.60%, 03/15/33 (Call 12/15/32)	6,065	5,790,195
4.95%, 06/15/52 (Call 12/15/51)	3,720	3,465,068
5.20%, 06/15/62 (Call 12/15/61)	4,205	3,996,054
Invesco Finance PLC
3.75%, 01/15/26	1,873	1,802,294
5.38%, 11/30/43	1,299	1,220,436
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,809	1,772,006
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	2,845	2,218,787
4.15%, 01/23/30	4,675	4,213,718
4.85%, 01/15/27	4,193	4,077,651
5.88%, 07/21/28 (Call 06/21/28)	2,715	2,685,434
6.25%, 01/15/36	2,928	2,963,195
6.45%, 06/08/27	1,541	1,567,598
6.50%, 01/20/43	1,219	1,216,123
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	2,870	2,196,411
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,281	1,187,218
3.75%, 02/13/25	3,197	3,090,444
4.38%, 03/11/29 (Call 12/11/28)	3,457	3,244,878
4.50%, 09/19/28 (Call 06/19/28)	1,278	1,213,691
Legg Mason Inc.
4.75%, 03/15/26	1,528	1,502,253
5.63%, 01/15/44	2,123	2,055,022
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,640	2,983,781
2.00%, 03/03/25 (Call 02/03/25)	4,013	3,833,137
2.00%, 11/18/31 (Call 08/18/31)	3,370	2,737,417
2.95%, 11/21/26 (Call 08/21/26)	3,141	2,961,743
2.95%, 06/01/29 (Call 03/01/29)	5,444	4,936,837
2.95%, 03/15/51 (Call 09/15/50)	4,000	2,794,120
3.30%, 03/26/27 (Call 01/26/27)	4,245	4,037,971
3.35%, 03/26/30 (Call 12/26/29)	5,955	5,474,908
3.50%, 02/26/28 (Call 11/26/27)	3,355	3,188,391
3.65%, 06/01/49 (Call 12/01/48)	3,526	2,822,175
3.80%, 11/21/46 (Call 05/21/46)(b)	2,187	1,805,893
3.85%, 03/26/50 (Call 09/26/49)	3,589	2,976,609
3.95%, 02/26/48 (Call 08/26/47)	2,736	2,323,411
4.85%, 03/09/33 (Call 12/09/32)	2,220	2,230,412
4.88%, 03/09/28 (Call 02/09/28)	2,905	2,914,383
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(b)	5,140	4,020,097
2.50%, 12/21/40 (Call 06/21/40)	1,380	907,102
3.25%, 04/28/50 (Call 10/28/49)	4,058	2,695,202
3.85%, 06/30/26 (Call 03/30/26)	4,781	4,600,804
3.95%, 03/07/52 (Call 09/07/51)	725	542,771
5.35%, 06/28/28 (Call 05/28/28)	2,950	2,949,351

Security	Par (000)	Value

Diversified Financial Services (continued)
5.55%, 02/15/34 (Call 11/15/33)	$3,820	$3,805,064
5.65%, 06/28/25	2,190	2,192,694
5.95%, 08/15/53 (Call 02/15/53)	290	287,666
6.10%, 06/28/63 (Call 12/28/62)	45	44,399
Nomura Holdings Inc.
1.65%, 07/14/26	6,370	5,648,406
1.85%, 07/16/25	4,455	4,117,756
2.17%, 07/14/28	4,612	3,878,277
2.33%, 01/22/27	6,773	6,002,504
2.61%, 07/14/31	4,320	3,395,045
2.65%, 01/16/25	7,488	7,155,233
2.68%, 07/16/30	3,740	3,041,106
2.71%, 01/22/29	2,200	1,867,272
3.00%, 01/22/32	4,610	3,690,950
3.10%, 01/16/30	2,460	2,084,161
5.10%, 07/03/25	3,413	3,354,604
5.39%, 07/06/27	2,865	2,808,961
5.61%, 07/06/29	2,355	2,311,715
5.71%, 01/09/26	2,891	2,870,156
5.84%, 01/18/28	2,475	2,470,025
6.07%, 07/12/28	2,690	2,702,320
6.09%, 07/12/33	2,220	2,224,040
6.18%, 01/18/33(b)	2,220	2,246,884
ORIX Corp.
2.25%, 03/09/31(b)	2,825	2,291,838
3.25%, 12/04/24	3,175	3,068,479
3.70%, 07/18/27	3,440	3,249,080
4.00%, 04/13/32	2,150	1,960,219
5.00%, 09/13/27(b)	1,888	1,866,628
5.20%, 09/13/32	2,305	2,292,392
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	2,126	2,073,722
4.88%, 03/15/27 (Call 09/15/26)	2,875	2,719,606
6.63%, 03/15/25 (Call 09/15/24)	2,315	2,312,893
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,700	1,964,061
4.65%, 04/01/30 (Call 01/01/30)	2,012	1,945,423
4.95%, 07/15/46	3,029	2,643,196
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	1,957	1,702,062
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	2,306	1,709,069
3.70%, 08/04/26 (Call 05/04/26)	3,832	3,490,607
3.95%, 12/01/27 (Call 09/01/27)	4,672	4,169,994
4.50%, 07/23/25 (Call 04/23/25)	4,702	4,485,144
4.88%, 06/13/25 (Call 05/13/25)	1,880	1,811,267
5.15%, 03/19/29 (Call 12/19/28)	2,892	2,652,340
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	2,689	2,324,936
1.10%, 02/15/31 (Call 11/15/30)	5,422	4,215,551
1.90%, 04/15/27 (Call 02/15/27)	6,361	5,765,165
2.00%, 08/15/50 (Call 02/15/50)	6,833	4,041,378
2.05%, 04/15/30 (Call 01/15/30)	8,732	7,405,435
2.70%, 04/15/40 (Call 10/15/39)	4,054	3,023,352
2.75%, 09/15/27 (Call 06/15/27)	2,829	2,623,332
3.15%, 12/14/25 (Call 09/14/25)	16,675	15,994,326
3.65%, 09/15/47 (Call 03/15/47)	4,019	3,278,138
4.15%, 12/14/35 (Call 06/14/35)	8,214	7,749,005
4.30%, 12/14/45 (Call 06/14/45)	13,849	12,519,634

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Voya Financial Inc.
3.65%, 06/15/26	$2,762	$2,608,571
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	2,234	1,803,776
4.80%, 06/15/46	1,634	1,293,360
5.70%, 07/15/43	2,173	2,007,135
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,207	1,973,875
2.75%, 03/15/31 (Call 12/15/30)	2,360	1,854,346
2.85%, 01/10/25 (Call 12/10/24)	3,304	3,165,893
6.20%, 11/17/36	2,237	2,242,682

		859,114,991

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	890	605,974
3.80%, 10/01/47 (Call 04/01/47)	1,761	1,274,559
3.95%, 06/01/28 (Call 03/01/28)	2,002	1,880,579
4.70%, 05/15/32 (Call 02/15/32)	1,570	1,485,613
5.25%, 05/15/52 (Call 11/15/51)	2,250	2,061,855
5.40%, 06/01/33 (Call 03/01/33)	990	979,160
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,756	1,352,120
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,397	1,655,272
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,955	2,395,087
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,913	1,800,477
3.15%, 09/15/49 (Call 03/15/49)	499	341,750
3.75%, 12/01/47 (Call 06/01/47)	2,210	1,715,468
3.80%, 06/15/49 (Call 12/15/48)	1,866	1,441,037
4.00%, 12/01/46 (Call 06/01/46)	1,730	1,418,271
4.25%, 09/15/48 (Call 03/15/48)	1,617	1,341,657
4.50%, 06/15/52 (Call 12/01/51)	1,040	897,905
5.40%, 03/15/53 (Call 09/15/52)	1,495	1,486,628
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,620	1,222,663
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	930,841
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,795	3,411,022
2.45%, 01/15/31 (Call 10/15/30)	3,335	2,648,824
5.45%, 06/01/28 (Call 05/01/28)	2,600	2,551,380
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,660	1,722,350
3.05%, 03/15/32 (Call 12/15/31)	380	326,078
3.13%, 07/15/51 (Call 01/15/51)	2,665	1,749,919
3.45%, 10/01/49 (Call 04/01/49)	2,643	1,874,891
3.75%, 09/01/27 (Call 08/01/27)	1,980	1,889,633
3.75%, 03/01/45 (Call 09/01/44)	3,058	2,333,682
3.85%, 12/01/42	1,437	1,146,209
3.94%, 09/01/32 (Call 03/01/32)	2,260	2,056,849
4.15%, 08/15/44 (Call 02/15/44)	1,540	1,245,336
4.30%, 01/02/46 (Call 07/02/45)	1,442	1,187,054
6.00%, 03/01/39	554	571,750
6.13%, 05/15/38	1,230	1,283,714
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	4,044	3,174,014
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,291	1,884,073
Series B, 3.70%, 12/01/47 (Call 06/01/47)	1,236	928,879
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,291	1,108,969
1.95%, 03/15/27 (Call 02/15/27)	2,025	1,820,779
2.50%, 09/15/24 (Call 08/15/24)	2,582	2,490,804
3.50%, 01/15/31 (Call 10/15/30)	3,325	2,933,647
3.65%, 02/15/26 (Call 11/15/25)	2,133	2,039,852

Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	$1,872	$1,460,853
2.90%, 06/15/51 (Call 12/15/50)	1,494	958,924
3.25%, 03/01/25 (Call 12/01/24)	560	543,071
3.25%, 03/15/50 (Call 09/15/49)	1,152	809,027
3.70%, 12/01/47 (Call 06/01/47)	2,746	2,120,571
3.80%, 05/15/28 (Call 02/15/28)	2,352	2,241,103
3.85%, 09/01/32 (Call 06/01/32)	1,865	1,686,930
4.15%, 03/15/46 (Call 09/15/45)	1,606	1,312,632
4.50%, 03/15/49 (Call 09/15/48)	2,509	2,206,013
4.95%, 06/01/33 (Call 03/01/33)	1,810	1,772,026
5.90%, 12/01/52 (Call 06/01/52)	1,525	1,617,857
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,061	873,203
3.20%, 11/13/27 (Call 08/13/27)	2,378	2,203,074
3.25%, 03/01/50 (Call 09/01/49)	1,037	679,245
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	2,910	2,350,814
5.63%, 03/01/33 (Call 12/01/32)	1,741	1,744,412
5.75%, 11/01/27 (Call 10/01/27)	2,775	2,823,840
5.95%, 11/01/32 (Call 08/01/32)	1,225	1,259,496
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,030	2,886,923
Series N, 1.00%, 11/01/25 (Call 10/01/25)	907	824,037
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	1,236	1,187,672
4.40%, 05/15/44 (Call 11/15/43)	1,154	928,035
4.45%, 06/01/45 (Call 12/01/44)	1,778	1,449,763
4.50%, 08/01/32 (Call 05/01/32)	2,280	2,118,348
7.00%, 04/01/38	2,395	2,654,043
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	362	300,409
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,924	1,789,166
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,000	1,620,200
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	1,650	1,189,007
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,970	1,530,592
2.60%, 08/15/29 (Call 05/15/29)	2,235	1,938,661
2.65%, 09/15/50 (Call 03/15/50)	916	533,323
2.95%, 09/15/27 (Call 06/15/27)(b)	934	857,608
3.15%, 05/15/25 (Call 02/15/25)	1,816	1,748,154
3.35%, 05/15/50 (Call 11/15/49)	2,262	1,510,948
3.50%, 12/01/49 (Call 06/01/49)	1,318	893,288
3.75%, 05/15/46 (Call 11/15/45)	1,336	967,772
4.20%, 08/15/48 (Call 02/15/48)	1,598	1,227,200
4.25%, 03/01/49 (Call 09/01/48)	1,320	1,007,516
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,260,284
4.50%, 04/01/42 (Call 10/01/41)	1,755	1,456,632
5.05%, 09/01/41 (Call 03/01/41)(b)	1,255	1,107,939
5.55%, 08/01/33 (Call 05/01/33)	2,045	2,048,620
6.35%, 12/15/32 (Call 09/15/32)	1,700	1,790,321
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,559	1,274,857
4.00%, 10/15/28 (Call 07/15/28)	1,407	1,334,610
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,715	2,619,758
3.20%, 04/15/25 (Call 03/15/25)	3,685	3,528,093
3.80%, 06/01/29 (Call 03/01/29)	4,024	3,649,647
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	1,785	1,363,008
4.35%, 06/01/48 (Call 12/01/47)	2,070	1,696,220

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	$2,725	$2,233,737
2.40%, 08/15/26 (Call 05/15/26)	978	905,286
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,096,264
3.20%, 09/15/49 (Call 03/15/49)	1,900	1,296,636
3.50%, 08/15/46 (Call 02/15/46)	2,480	1,816,823
3.75%, 08/15/47 (Call 02/15/47)	1,744	1,328,823
4.25%, 09/15/48 (Call 03/15/48)	964	790,673
4.55%, 06/01/52 (Call 12/01/51)	2,002	1,731,510
5.40%, 06/01/53 (Call 12/01/52)	1,370	1,351,505
6.35%, 10/01/36	990	1,057,330
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,866	2,215,991
2.85%, 05/15/51 (Call 11/15/50)	6,280	3,890,900
3.25%, 04/15/28 (Call 01/15/28)	3,417	3,143,708
3.50%, 02/01/25 (Call 11/01/24)	2,257	2,194,188
3.70%, 07/15/30 (Call 04/15/30)	5,205	4,741,234
3.80%, 07/15/48 (Call 01/15/48)	2,916	2,152,358
4.05%, 04/15/25 (Call 03/15/25)	3,429	3,355,414
4.25%, 10/15/50 (Call 04/15/50)	3,247	2,534,835
4.45%, 01/15/49 (Call 07/15/48)	4,031	3,303,284
4.50%, 02/01/45 (Call 08/01/44)	2,504	2,106,790
4.60%, 05/01/53 (Call 11/01/52)	4,025	3,317,526
5.15%, 11/15/43 (Call 05/15/43)	2,808	2,583,360
5.95%, 05/15/37	2,293	2,329,619
6.13%, 04/01/36	4,368	4,568,229
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,457	1,194,551
3.05%, 10/15/29 (Call 07/15/29)	1,982	1,704,461
3.15%, 01/15/27 (Call 07/15/26)	2,134	1,981,803
3.88%, 10/15/49 (Call 04/15/49)	1,949	1,382,523
3.95%, 01/15/26 (Call 07/15/25)	2,409	2,308,400
4.20%, 09/15/46 (Call 03/15/46)	950	724,489
4.35%, 05/01/33 (Call 02/01/33)	835	738,324
5.95%, 03/15/28 (Call 02/15/28)	2,380	2,414,891
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,755	1,341,662
3.60%, 03/01/52 (Call 09/01/51)	590	439,450
3.95%, 03/01/48 (Call 09/01/47)	2,438	1,954,130
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,341,609
4.95%, 04/01/33 (Call 01/01/33)	875	859,233
5.30%, 04/01/53 (Call 10/01/52)	270	267,597
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	825	770,121
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,787	1,495,844
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,525,503
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,065	881,927
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	510	364,783
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	505	431,012
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,385	2,259,549
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	830	765,667
Series K2, 6.95%, 03/15/33	275	308,371
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,868	1,723,361
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,360	2,119,209
2.50%, 09/01/24 (Call 08/01/24)	2,121	2,047,592
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,095,848
2.95%, 03/01/30 (Call 12/01/29)	3,218	2,768,896
3.70%, 09/01/49 (Call 03/01/49)	2,455	1,757,535
5.25%, 08/10/26	1,100	1,096,161

Security	Par (000)	Value

Electric (continued)
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	$2,949	$2,769,760
4.97%, 05/01/46 (Call 11/01/45)	1,599	1,287,723
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,084	1,069,865
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	689	646,888
3.45%, 08/15/27 (Call 05/15/27)	3,128	2,916,641
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(a)	875	660,923
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(a)	2,071	1,806,409
4.88%, 03/01/44 (Call 09/01/43)	1,475	1,313,399
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,675	2,237,985
2.55%, 06/15/26 (Call 03/15/26)	1,565	1,462,164
3.00%, 03/01/50 (Call 09/01/49)	1,030	680,768
3.15%, 03/15/32 (Call 12/15/31)	595	514,455
3.65%, 06/15/46 (Call 12/15/45)	3,424	2,574,677
3.70%, 08/15/28 (Call 05/15/28)	3,275	3,090,912
3.70%, 03/01/45 (Call 09/01/44)	1,770	1,363,006
3.80%, 10/01/42 (Call 04/01/42)	894	711,579
4.00%, 03/01/48 (Call 09/01/47)	3,040	2,448,598
4.00%, 03/01/49 (Call 09/01/48)	2,306	1,838,781
4.35%, 11/15/45 (Call 05/15/45)	2,291	1,933,398
4.60%, 08/15/43 (Call 02/15/43)	1,235	1,096,260
4.70%, 01/15/44 (Call 07/15/43)	1,275	1,129,905
4.90%, 02/01/33 (Call 11/01/32)(b)	840	825,653
5.30%, 02/01/53 (Call 08/01/52)	1,380	1,354,525
5.90%, 03/15/36	1,184	1,225,085
6.45%, 01/15/38	2,092	2,258,774
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,237	2,079,873
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,300	2,521,398
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,718	1,173,342
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,130	2,106,709
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,045	642,696
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	995	761,245
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,451	2,807,699
4.30%, 04/15/44 (Call 10/15/43)	2,300	1,941,844
4.90%, 07/01/33 (Call 04/01/33)	1,175	1,157,058
5.25%, 01/15/53 (Call 07/15/52)	2,315	2,261,130
Series A, 0.75%, 12/01/25 (Call 11/01/25)(b)	575	521,042
Series A, 2.05%, 07/01/31 (Call 04/01/31)	3,735	3,008,430
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,618	2,461,915
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	303,224
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	4,170	3,458,056
3.20%, 12/01/51 (Call 06/01/51)	620	415,412
3.60%, 06/15/61 (Call 12/15/60)	3,238	2,237,328
3.70%, 11/15/59 (Call 05/15/59)	2,763	1,952,336
3.80%, 05/15/28 (Call 02/15/28)	3,091	2,924,024
3.85%, 06/15/46 (Call 12/15/45)	2,819	2,158,142
3.95%, 03/01/43 (Call 09/01/42)	1,406	1,118,600
4.45%, 03/15/44 (Call 09/15/43)	2,878	2,449,236
4.50%, 12/01/45 (Call 06/01/45)	1,607	1,358,606
4.50%, 05/15/58 (Call 11/15/57)	3,079	2,511,017
4.63%, 12/01/54 (Call 06/01/54)	2,347	1,990,303
5.20%, 03/01/33 (Call 12/01/32)	1,890	1,887,411
5.70%, 06/15/40	1,867	1,833,767

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.15%, 11/15/52 (Call 05/15/52)	$3,060	$3,281,054
Series 05-A, 5.30%, 03/01/35	1,140	1,112,287
Series 06-A, 5.85%, 03/15/36	1,723	1,738,335
Series 06-B, 6.20%, 06/15/36	782	813,327
Series 07-A, 6.30%, 08/15/37	893	939,900
Series 08-B, 6.75%, 04/01/38	1,933	2,133,935
Series 09-C, 5.50%, 12/01/39	2,466	2,376,484
Series 12-A, 4.20%, 03/15/42	1,618	1,347,406
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,102	1,613,180
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,374	2,142,108
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,279	3,384,860
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,567	2,032,525
Series B, 3.13%, 11/15/27 (Call 08/15/27)	783	727,023
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,788	1,090,537
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,365	1,052,947
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,379	1,876,246
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,747	1,668,874
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,914	2,508,459
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	4,902	4,691,851
5.60%, 03/01/28 (Call 02/01/28)	1,830	1,840,559
5.60%, 06/15/42 (Call 12/15/41)	2,823	2,666,916
5.80%, 03/01/33 (Call 12/01/32)	2,110	2,149,035
6.25%, 10/01/39	1,062	1,075,519
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	2,095	1,156,000
2.65%, 08/15/52 (Call 02/15/52)	287	177,828
3.10%, 08/15/50 (Call 02/15/50)	2,837	1,944,905
3.25%, 08/15/46 (Call 02/15/46)	1,828	1,312,979
3.50%, 08/01/51 (Call 02/01/51)	2,346	1,733,201
3.60%, 08/15/32 (Call 02/15/32)	980	878,874
3.75%, 02/15/50 (Call 08/15/49)	1,306	1,010,426
3.80%, 11/15/28 (Call 08/15/28)	676	636,751
3.95%, 05/15/43 (Call 11/15/42)	1,016	826,709
3.95%, 07/15/47 (Call 01/15/47)	1,413	1,135,134
4.05%, 05/15/48 (Call 11/15/47)	2,302	1,870,444
4.20%, 09/01/52 (Call 03/01/52)	1,895	1,566,255
4.35%, 04/15/49 (Call 10/15/48)	2,161	1,855,046
4.63%, 05/15/33 (Call 11/15/32)	1,855	1,798,256
4.65%, 03/01/28 (Call 01/01/28)	2,765	2,739,285
4.90%, 02/15/29 (Call 12/15/28)	2,395	2,377,708
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,360	1,785,033
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	1,604	1,280,281
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	1,978	1,911,816
4.25%, 06/01/28 (Call 03/01/28)	2,822	2,691,680
4.35%, 08/15/32 (Call 05/15/32)	1,520	1,404,708
4.70%, 12/01/44 (Call 06/01/44)	1,700	1,428,017
4.85%, 08/15/52 (Call 02/15/52)	1,885	1,606,227
5.38%, 11/15/32 (Call 08/15/32)	1,810	1,781,999
5.75%, 10/01/54 (Call 10/01/24), (3-mo. LIBOR US + 3.057%)(a)	1,944	1,868,203
7.00%, 06/15/38	1,770	1,915,972
Series A, 1.45%, 04/15/26 (Call 03/15/26)	3,050	2,751,100
Series A, 3.30%, 03/15/25 (Call 02/15/25)(b)	1,465	1,414,531
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,185	984,036
Series B, 3.30%, 04/15/41 (Call 10/15/40)	1,895	1,365,423
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,435	1,352,473

Security	Par (000)	Value

Electric (continued)
Series B, 5.95%, 06/15/35	$2,167	$2,204,034
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,773	1,411,929
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,509	4,860,591
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,665	1,286,912
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,130	1,872,355
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,268	2,109,059
Series E, 6.30%, 03/15/33	1,285	1,348,749
Series F, 5.25%, 08/01/33	2,075	2,000,362
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,580	1,392,975
5.10%, 06/01/65 (Call 12/01/64)	2,195	2,043,084
5.30%, 05/15/33	2,120	2,128,098
5.45%, 02/01/41 (Call 08/01/40)	1,445	1,396,896
6.05%, 01/15/38	1,855	1,927,623
6.63%, 02/01/32	375	408,154
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,340	1,878,880
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,477	2,102,106
2.95%, 03/01/50 (Call 09/01/49)	1,590	1,054,456
3.38%, 03/01/25 (Call 12/01/24)	1,232	1,195,557
3.70%, 03/15/45 (Call 09/15/44)	2,560	1,955,430
3.70%, 06/01/46 (Call 12/01/45)	1,540	1,169,291
3.75%, 08/15/47 (Call 02/15/47)	1,927	1,470,571
3.95%, 03/01/49 (Call 09/01/48)	2,484	1,969,141
4.30%, 07/01/44 (Call 01/01/44)	1,646	1,380,731
5.20%, 04/01/33 (Call 01/01/33)	2,195	2,200,224
5.40%, 04/01/53 (Call 10/01/52)	1,955	1,947,219
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,795	2,451,802
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,815	2,402,546
Series A, 4.00%, 04/01/43 (Call 10/01/42)	317	256,694
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,956	1,583,871
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,876	1,306,052
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,085	809,942
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,382	2,026,963
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,980	3,681,978
2.95%, 03/01/30 (Call 12/01/29)	1,658	1,425,316
4.22%, 11/01/24(d)	3,935	3,859,723
4.88%, 06/01/28 (Call 05/01/28)	4,575	4,476,454
Series C, 2.53%, 10/01/24(d)	1,544	1,490,145
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,145	1,922,328
Series F, 1.05%, 06/01/25 (Call 05/01/25)	4,410	4,066,461
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,979	1,707,481
2.45%, 02/01/30 (Call 11/01/29)	2,385	2,046,688
2.55%, 04/15/31 (Call 01/15/31)	3,003	2,543,331
2.85%, 03/15/32 (Call 12/15/31)	2,830	2,387,529
2.95%, 12/01/26 (Call 09/01/26)	4,095	3,858,923
3.20%, 08/15/49 (Call 02/15/49)	2,035	1,396,376
3.45%, 04/15/51 (Call 10/15/50)	2,360	1,663,776
3.55%, 03/15/52 (Call 09/15/51)	1,750	1,272,915
3.70%, 12/01/47 (Call 06/01/47)	3,047	2,301,948
3.75%, 06/01/45 (Call 12/01/44)	2,384	1,815,344
3.88%, 03/15/46 (Call 09/15/45)	2,590	1,993,756
3.95%, 11/15/28 (Call 08/15/28)	2,676	2,548,382
3.95%, 03/15/48 (Call 09/15/47)	1,880	1,480,256
4.00%, 09/30/42 (Call 03/30/42)	1,104	893,644
4.25%, 12/15/41 (Call 06/15/41)	1,109	937,360
4.95%, 01/15/33 (Call 10/15/32)	1,880	1,850,616
5.30%, 02/15/40	2,935	2,863,826

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.35%, 01/15/53 (Call 07/15/52)	$1,395	$1,358,339
5.40%, 01/15/54 (Call 07/15/53)	1,689	1,658,564
6.00%, 01/15/38	1,037	1,076,790
6.05%, 04/15/38	1,785	1,852,794
6.10%, 06/01/37	1,860	1,914,944
6.45%, 10/15/32	990	1,058,528
Series A, 6.00%, 12/01/28	1,534	1,593,811
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,838	3,503,672
2.45%, 06/01/30 (Call 03/01/30)	2,550	2,122,059
2.55%, 06/15/31 (Call 03/15/31)	1,730	1,411,767
2.65%, 09/01/26 (Call 06/01/26)	2,379	2,201,027
3.15%, 08/15/27 (Call 05/15/27)	3,883	3,591,736
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(a)	2,372	1,753,691
3.30%, 06/15/41 (Call 12/15/40)	3,638	2,608,519
3.40%, 06/15/29 (Call 03/15/29)	2,257	2,042,766
3.50%, 06/15/51 (Call 12/15/50)	1,510	1,038,895
3.75%, 09/01/46 (Call 03/01/46)	4,442	3,258,429
3.95%, 08/15/47 (Call 02/15/47)	2,810	2,099,295
4.20%, 06/15/49 (Call 12/15/48)	3,000	2,330,970
4.30%, 03/15/28 (Call 02/15/28)	3,670	3,533,072
4.50%, 08/15/32 (Call 05/15/32)	4,350	4,042,933
4.80%, 12/15/45 (Call 06/15/45)	2,714	2,347,013
5.00%, 12/08/25	1,490	1,475,294
5.00%, 12/08/27 (Call 11/08/27)	3,765	3,738,645
5.00%, 08/15/52 (Call 02/15/52)	3,815	3,345,793
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,400	1,933,848
2.40%, 12/15/31 (Call 09/15/31)	2,855	2,327,282
2.50%, 12/01/29 (Call 09/01/29)	2,543	2,194,304
3.00%, 12/15/51 (Call 06/15/51)	2,752	1,804,184
3.20%, 01/15/27 (Call 10/15/26)	3,707	3,504,931
3.40%, 10/01/46 (Call 04/01/46)	2,993	2,152,655
3.80%, 07/15/28 (Call 04/15/28)	2,690	2,560,988
3.85%, 11/15/42 (Call 05/15/42)	2,101	1,652,647
4.20%, 07/15/48 (Call 01/15/48)	2,115	1,730,345
5.65%, 04/01/40	2,166	2,158,917
5.95%, 11/15/52 (Call 05/15/52)	975	1,019,675
6.35%, 09/15/37	1,281	1,362,728
6.40%, 06/15/38	4,024	4,326,202
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(b)	555	473,232
Series 2035, 3.11%, 09/01/38(b)	715	565,198
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	2,495	1,523,522
3.75%, 05/15/46 (Call 11/15/45)	1,484	1,111,219
5.40%, 04/01/53 (Call 10/01/52)	2,100	2,044,140
6.12%, 10/15/35	1,119	1,156,274
6.35%, 08/15/38	933	994,410
6.45%, 04/01/39	2,043	2,166,765
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	1,094	991,066
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,840	1,934,778
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,038	1,677,254
3.65%, 02/01/29 (Call 11/01/28)	1,771	1,651,458
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,224,355
4.30%, 02/01/49 (Call 08/01/48)	1,422	1,160,124
5.25%, 04/01/33 (Call 01/01/33)	1,530	1,530,857
5.65%, 04/01/53 (Call 10/01/52)	645	643,839

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	$2,350	$1,867,569
2.50%, 08/15/50 (Call 02/15/50)	2,270	1,341,161
2.90%, 08/15/51 (Call 02/15/51)	1,509	958,743
3.25%, 08/15/25 (Call 05/15/25)	2,132	2,055,525
3.40%, 04/01/32 (Call 01/01/32)	2,170	1,902,591
3.45%, 03/15/29 (Call 12/15/28)	2,542	2,337,166
3.60%, 09/15/47 (Call 03/15/47)	2,816	2,088,205
3.70%, 09/01/28 (Call 06/01/28)	2,281	2,149,067
3.70%, 10/15/46 (Call 04/15/46)	2,659	1,974,946
4.00%, 04/01/52 (Call 10/01/51)	1,170	917,327
4.10%, 05/15/42 (Call 11/15/41)	970	798,717
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,317,769
4.15%, 12/01/44 (Call 06/01/44)	2,604	2,128,510
4.20%, 08/15/45 (Call 02/15/45)	1,404	1,134,909
4.38%, 03/30/44 (Call 09/30/43)	1,767	1,493,203
5.25%, 03/15/33 (Call 12/15/32)	1,335	1,335,668
5.35%, 03/15/53 (Call 09/15/52)	1,510	1,463,552
6.30%, 04/01/38	1,735	1,830,078
Edison International
3.55%, 11/15/24 (Call 10/15/24)	2,568	2,493,888
4.13%, 03/15/28 (Call 12/15/27)	2,665	2,492,228
4.70%, 08/15/25	1,985	1,941,509
4.95%, 04/15/25 (Call 03/15/25)	1,898	1,869,473
5.25%, 11/15/28 (Call 10/15/28)	1,285	1,255,933
5.75%, 06/15/27 (Call 04/15/27)	3,228	3,235,554
6.95%, 11/15/29 (Call 09/15/29)	2,065	2,175,829
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	1,281	1,101,289
6.00%, 05/15/35	619	611,820
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	2,180	1,736,326
3.55%, 06/15/26 (Call 03/15/26)	4,225	3,994,399
4.75%, 06/15/46 (Call 12/15/45)	4,471	3,500,748
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,663	3,466,224
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	3,682	3,517,415
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,613	959,299
3.35%, 06/15/52 (Call 12/15/51)	1,740	1,189,673
3.50%, 04/01/26 (Call 01/01/26)	3,608	3,458,196
4.00%, 06/01/28 (Call 03/01/28)	375	358,290
4.20%, 04/01/49 (Call 10/01/48)	2,594	2,075,823
5.15%, 01/15/33 (Call 10/15/32)	1,995	1,976,925
5.30%, 09/15/33 (Call 06/15/33)	1,250	1,247,575
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,028	1,841,992
1.90%, 06/15/28 (Call 04/15/28)	1,920	1,644,614
2.40%, 06/15/31 (Call 03/05/31)	2,860	2,283,081
2.80%, 06/15/30 (Call 03/15/30)	2,812	2,373,159
2.95%, 09/01/26 (Call 06/01/26)	3,232	3,002,205
3.75%, 06/15/50 (Call 12/15/49)	2,964	2,095,163
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 09/11/23)	1,216	1,154,361
1.60%, 12/15/30 (Call 09/15/30)	1,933	1,495,717
2.35%, 06/15/32 (Call 03/15/32)	1,540	1,223,746
2.40%, 10/01/26 (Call 07/01/26)	2,711	2,483,737
2.90%, 03/15/51 (Call 09/15/50)	3,170	1,983,976
3.05%, 06/01/31 (Call 03/01/31)	2,000	1,715,680
3.10%, 06/15/41 (Call 12/15/40)	276	201,157
3.12%, 09/01/27 (Call 06/01/27)	2,145	1,986,570

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 04/01/28 (Call 01/01/28)	$2,744	$2,518,663
4.00%, 03/15/33 (Call 12/15/32)	3,017	2,708,150
4.20%, 09/01/48 (Call 03/01/48)	3,516	2,819,094
4.20%, 04/01/50 (Call 10/01/49)	2,511	2,010,884
4.75%, 09/15/52 (Call 03/15/52)	2,580	2,244,471
4.95%, 01/15/45 (Call 01/15/25)	2,320	2,041,925
5.40%, 11/01/24	336	334,945
5.59%, 10/01/24	102	102,016
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	4,223	3,807,710
3.50%, 06/01/51 (Call 03/01/51)	845	591,120
3.85%, 06/01/49 (Call 12/01/48)	489	365,483
5.00%, 09/01/33 (Call 06/01/33)	860	833,710
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,910	1,495,778
3.55%, 09/30/49 (Call 03/30/49)	2,205	1,572,893
4.00%, 03/30/29 (Call 12/30/28)	532	497,760
4.50%, 03/30/39 (Call 09/30/38)	175	153,223
5.00%, 09/15/52 (Call 03/15/52)	1,985	1,783,264
5.80%, 09/01/53 (Call 03/01/53)	1,300	1,311,128
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,999	3,857,555
2.90%, 09/15/29 (Call 06/15/29)	3,825	3,325,111
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,735	1,615,233
3.10%, 04/01/27 (Call 01/01/27)	1,925	1,799,644
3.25%, 09/01/49 (Call 03/01/49)	1,413	965,899
3.45%, 04/15/50 (Call 10/15/49)	1,435	1,014,258
4.10%, 04/01/43 (Call 10/01/42)	1,920	1,523,923
4.13%, 03/01/42 (Call 09/01/41)	2,072	1,685,717
4.25%, 12/01/45 (Call 06/01/45)	1,329	1,078,377
5.70%, 03/15/53 (Call 09/15/52)	1,215	1,211,841
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	1,625	1,567,345
4.20%, 06/15/47 (Call 12/15/46)	1,210	975,490
4.20%, 03/15/48 (Call 09/15/47)	1,104	898,380
4.95%, 04/15/33 (Call 01/15/33)	1,560	1,515,509
5.30%, 10/01/41 (Call 04/01/41)	1,761	1,699,365
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,853	1,445,914
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,973	1,632,697
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,865	1,530,941
2.90%, 03/01/27 (Call 02/01/27)	2,980	2,744,073
3.38%, 03/01/32 (Call 12/01/31)	2,222	1,905,498
3.45%, 01/15/50 (Call 07/15/49)	2,560	1,792,589
4.60%, 07/01/27 (Call 06/01/27)	3,378	3,286,997
4.75%, 05/15/26	1,525	1,499,929
5.13%, 05/15/33 (Call 02/15/33)	2,195	2,122,916
5.45%, 03/01/28 (Call 02/01/28)	4,560	4,576,462
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,681	1,627,880
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,781	2,697,709
Series M, 3.30%, 01/15/28 (Call 10/15/27)	976	898,027
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,212	2,100,604
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,246	2,049,385
Series R, 1.65%, 08/15/30 (Call 05/15/30)	3,036	2,386,235
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,725	1,535,819
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,305	2,116,359
3.35%, 03/15/32 (Call 12/15/31)	480	412,032
3.40%, 04/15/26 (Call 01/15/26)	3,662	3,481,793

Security	Par (000)	Value

Electric (continued)
3.95%, 06/15/25 (Call 03/15/25)	$3,778	$3,666,209
4.05%, 04/15/30 (Call 01/15/30)	5,665	5,235,876
4.10%, 03/15/52 (Call 09/15/51)	1,470	1,132,209
4.45%, 04/15/46 (Call 10/15/45)	2,358	1,946,765
4.70%, 04/15/50 (Call 10/15/49)	3,182	2,699,577
4.95%, 06/15/35 (Call 12/15/34)	1,659	1,550,402
5.10%, 06/15/45 (Call 12/15/44)	2,505	2,279,800
5.15%, 03/15/28 (Call 02/15/28)	1,420	1,410,642
5.30%, 03/15/33 (Call 12/15/32)	3,005	2,965,033
5.60%, 03/15/53 (Call 09/15/52)	2,615	2,524,233
5.63%, 06/15/35	2,584	2,570,434
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	3,826	3,658,306
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	3,063	2,539,901
2.85%, 04/01/25 (Call 03/01/25)	8,009	7,703,377
2.88%, 12/04/51 (Call 06/04/51)	5,002	3,271,958
3.13%, 12/01/25 (Call 06/01/25)	3,228	3,091,940
3.15%, 10/01/49 (Call 04/01/49)	3,264	2,277,717
3.70%, 12/01/47 (Call 06/01/47)	3,197	2,482,662
3.80%, 12/15/42 (Call 06/15/42)	1,936	1,578,576
3.95%, 03/01/48 (Call 09/01/47)	4,202	3,406,351
3.99%, 03/01/49 (Call 09/01/48)	2,760	2,225,747
4.05%, 06/01/42 (Call 12/01/41)	2,540	2,140,763
4.05%, 10/01/44 (Call 04/01/44)	2,213	1,856,331
4.13%, 02/01/42 (Call 08/01/41)	2,213	1,880,386
4.13%, 06/01/48 (Call 12/01/47)	2,381	1,986,992
4.40%, 05/15/28 (Call 03/15/28)	1,385	1,354,904
4.45%, 05/15/26 (Call 04/15/26)	905	890,764
4.63%, 05/15/30 (Call 03/15/30)	1,875	1,836,844
4.80%, 05/15/33 (Call 02/15/33)	1,075	1,049,877
4.95%, 06/01/35	504	494,001
5.05%, 04/01/28 (Call 03/01/28)	2,000	2,010,940
5.10%, 04/01/33 (Call 01/01/33)	2,800	2,803,500
5.25%, 02/01/41 (Call 08/01/40)	2,269	2,221,260
5.30%, 04/01/53 (Call 10/01/52)	2,235	2,215,243
5.63%, 04/01/34	970	1,010,119
5.65%, 02/01/37	2,475	2,519,674
5.69%, 03/01/40	2,483	2,544,504
5.95%, 02/01/38	1,863	1,950,673
5.96%, 04/01/39	765	806,180
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,105	5,666,844
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	279,982
3.25%, 03/30/27 (Call 12/30/26)	2,210	2,059,079
4.30%, 03/15/42	4,463	3,732,719
4.30%, 03/15/43	1,967	1,618,546
4.65%, 05/16/28 (Call 03/16/28)	4,110	4,009,387
4.70%, 05/15/32 (Call 02/15/32)	1,505	1,434,551
4.95%, 05/17/33 (Call 11/17/32)	4,470	4,325,306
5.13%, 05/15/52 (Call 11/15/51)	3,380	3,139,378
Series 10-C, 4.75%, 09/01/40	2,324	2,065,850
Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,442	2,351,817
Series A, 3.25%, 03/15/51 (Call 09/15/50)	915	621,312
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,612	3,115,567
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,278	1,686,039
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	2,851	2,675,949

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV
5.81%, 03/15/25	$3,630	$3,637,260
6.75%, 07/15/36	1,492	1,625,027
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)(b)	1,060	1,041,832
Series K, 4.20%, 03/01/48 (Call 09/01/47)	941	773,455
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,610	1,769,737
3.85%, 05/15/28 (Call 02/15/28)	2,049	1,943,804
4.25%, 08/15/48 (Call 02/15/48)	1,705	1,377,555
5.63%, 04/01/53 (Call 10/01/52)	1,170	1,180,132
6.05%, 03/15/37	265	271,450
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,228	1,937,981
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,088	818,176
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,102	904,654
3.10%, 11/30/51 (Call 05/30/51)	1,545	976,177
3.25%, 12/01/24 (Call 09/01/24)	3,215	3,122,151
3.50%, 09/30/49 (Call 03/30/49)	1,539	1,082,471
3.60%, 04/01/29 (Call 01/01/29)	927	852,228
3.70%, 09/15/46 (Call 03/15/46)	1,223	885,317
4.10%, 09/26/28 (Call 06/26/28)	2,911	2,773,106
6.25%, 07/15/39	1,010	1,038,775
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	2,463	2,397,730
4.25%, 05/01/30 (Call 02/01/30)	2,860	2,575,888
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,080	1,964,206
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,518,555
5.30%, 07/01/43 (Call 01/01/43)	1,591	1,464,134
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42	353	326,120
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,030	1,398,264
4.38%, 10/01/45 (Call 04/01/45)	2,096	1,720,460
5.13%, 11/01/40 (Call 05/01/40)	2,744	2,572,363
5.45%, 04/15/33 (Call 01/15/33)	1,100	1,110,230
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	925	749,796
5.45%, 04/15/33 (Call 01/15/33)	1,190	1,202,043
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,130,979
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,645	1,604,774
3.10%, 05/01/27 (Call 02/01/27)	2,825	2,631,092
3.15%, 04/15/50 (Call 10/15/49)	2,922	1,972,847
3.50%, 10/15/24 (Call 07/15/24)	4,653	4,546,679
3.65%, 04/15/29 (Call 01/15/29)	4,500	4,192,200
3.65%, 08/01/48 (Call 02/01/48)	3,143	2,344,961
3.95%, 08/01/47 (Call 02/01/47)	2,408	1,890,593
4.25%, 05/01/46 (Call 11/01/45)	1,665	1,365,417
4.25%, 07/15/49 (Call 01/15/49)	3,859	3,173,449
4.40%, 10/15/44 (Call 04/15/44)	2,232	1,903,070
4.80%, 09/15/43 (Call 03/15/43)	1,092	981,326
5.75%, 11/01/35	470	482,779
5.80%, 10/15/36	1,754	1,796,429
6.75%, 12/30/31	1,085	1,189,952
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,965	3,733,047
Series 12-A, 4.25%, 03/15/42	2,406	1,965,606
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,453	921,187

Security	Par (000)	Value

Electric (continued)
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	$250	$250,595
5.81%, 06/12/33 (Call 03/12/33)	742	744,144
National Grid USA, 5.80%, 04/01/35	1,447	1,425,107
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,502	2,235,362
1.35%, 03/15/31 (Call 12/15/30)	2,229	1,684,433
1.65%, 06/15/31 (Call 03/15/31)	1,615	1,237,526
1.88%, 02/07/25	1,421	1,350,362
2.40%, 03/15/30 (Call 12/15/29)	2,560	2,159,002
2.75%, 04/15/32 (Call 01/15/32)	2,200	1,802,350
2.85%, 01/27/25 (Call 10/27/24)	2,002	1,933,111
3.05%, 04/25/27 (Call 01/25/27)	1,661	1,548,982
3.25%, 11/01/25 (Call 08/01/25)	2,490	2,382,905
3.40%, 02/07/28 (Call 11/07/27)	2,605	2,429,162
3.45%, 06/15/25	1,215	1,171,807
3.70%, 03/15/29 (Call 12/15/28)	950	882,170
3.90%, 11/01/28 (Call 08/01/28)	1,445	1,363,560
4.02%, 11/01/32 (Call 05/01/32)	1,559	1,413,483
4.15%, 12/15/32 (Call 09/15/32)	1,810	1,654,014
4.30%, 03/15/49 (Call 09/15/48)	1,839	1,493,636
4.40%, 11/01/48 (Call 05/01/48)	1,260	1,037,950
4.45%, 03/13/26 (Call 02/13/26)	1,555	1,527,959
4.80%, 03/15/28 (Call 02/15/28)	4,295	4,247,454
5.05%, 09/15/28 (Call 08/15/28)	1,614	1,610,966
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	1,050	997,553
5.45%, 10/30/25	2,695	2,702,735
5.80%, 01/15/33 (Call 07/15/32)	2,200	2,270,686
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(a)	55	55,766
Series C, 8.00%, 03/01/32	1,198	1,396,700
Series D, 1.00%, 10/18/24	1,210	1,148,665
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	885	889,328
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,649	2,458,272
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,060	888,609
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,745	1,107,552
Series N, 6.65%, 04/01/36	1,710	1,816,071
Series R, 6.75%, 07/01/37	1,575	1,693,613
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,245	4,689,292
1.90%, 06/15/28 (Call 04/15/28)	3,790	3,257,012
2.25%, 06/01/30 (Call 03/01/30)	4,337	3,567,226
2.44%, 01/15/32 (Call 10/15/31)	5,023	4,023,976
2.75%, 11/01/29 (Call 08/01/29)	4,585	3,965,658
3.00%, 01/15/52 (Call 07/15/51)	2,330	1,480,249
3.50%, 04/01/29 (Call 01/01/29)	4,387	4,008,139
3.55%, 05/01/27 (Call 02/01/27)	6,977	6,575,822
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	910	769,896
4.26%, 09/01/24	2,025	1,991,669
4.45%, 06/20/25	3,275	3,207,404
4.63%, 07/15/27 (Call 06/15/27)	6,695	6,527,558
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	2,848	2,522,872
4.90%, 02/28/28 (Call 01/28/28)	5,415	5,326,194
5.00%, 02/28/30 (Call 12/28/29)	4,670	4,582,297
5.00%, 07/15/32 (Call 04/15/32)	4,907	4,743,204
5.05%, 02/28/33 (Call 11/28/32)	4,890	4,730,635

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 02/28/53 (Call 08/28/52)	$4,540	$4,204,403
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)	796	740,694
6.05%, 03/01/25	1,400	1,405,796
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	2,165	1,789,221
2.60%, 06/01/51 (Call 12/01/50)	2,205	1,346,682
2.90%, 03/01/50 (Call 09/01/49)	2,459	1,617,924
3.20%, 04/01/52 (Call 10/01/51)	1,750	1,196,318
3.40%, 08/15/42 (Call 02/15/42)	1,078	819,539
3.60%, 05/15/46 (Call 11/15/45)	1,311	990,906
3.60%, 09/15/47 (Call 03/15/47)	2,243	1,691,760
4.00%, 08/15/45 (Call 02/15/45)	1,617	1,288,021
4.13%, 05/15/44 (Call 11/15/43)	1,620	1,336,030
4.50%, 06/01/52 (Call 12/01/51)	1,730	1,497,350
5.10%, 05/15/53 (Call 11/15/52)	1,710	1,619,079
5.35%, 11/01/39	2,450	2,403,548
6.20%, 07/01/37	1,463	1,554,920
6.25%, 06/01/36	1,110	1,189,742
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	415	331,390
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	691,830
3.10%, 06/01/51 (Call 12/01/50)	920	617,559
3.20%, 05/15/27 (Call 02/15/27)	2,486	2,329,034
3.25%, 05/15/29 (Call 02/15/29)	2,402	2,200,544
3.95%, 04/01/30 (Call 01/01/30)	2,251	2,096,041
4.40%, 03/01/44 (Call 09/01/43)	1,855	1,593,779
4.55%, 06/01/52 (Call 12/01/51)	2,635	2,286,152
4.95%, 09/15/52 (Call 03/15/52)	20	18,660
5.50%, 03/15/40	255	250,734
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,760	1,251,501
4.50%, 04/01/47 (Call 10/01/46)	2,005	1,597,464
5.05%, 10/01/48 (Call 04/01/48)	1,930	1,664,451
5.25%, 09/01/50	1,217	1,088,144
5.38%, 11/01/40	1,765	1,595,384
5.95%, 11/01/39	1,581	1,558,297
Ohio Edison Co., 6.88%, 07/15/36	1,095	1,191,940
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,627,860
4.15%, 04/01/48 (Call 10/01/47)	1,677	1,340,325
5.00%, 06/01/33 (Call 03/01/33)	595	579,244
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,363	2,001,674
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	2,010,291
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,240	784,387
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,301	2,029,919
3.30%, 03/15/30 (Call 09/15/29)	1,606	1,427,381
3.80%, 08/15/28 (Call 02/15/28)	1,197	1,129,381
3.85%, 08/15/47 (Call 02/15/47)	1,754	1,330,532
4.15%, 04/01/47 (Call 10/01/46)	2,300	1,827,488
5.40%, 01/15/33 (Call 07/15/32)	1,770	1,769,080
5.60%, 04/01/53 (Call 10/01/52)	810	804,565
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,790	3,447,232
2.70%, 11/15/51 (Call 05/15/51)	1,935	1,191,902
2.75%, 05/15/30 (Call 02/15/30)	2,487	2,147,599
2.95%, 04/01/25 (Call 01/01/25)	1,161	1,114,664
3.10%, 09/15/49 (Call 03/15/49)	2,160	1,470,161

Security	Par (000)	Value

Electric (continued)
3.70%, 11/15/28 (Call 08/15/28)	$3,628	$3,420,007
3.70%, 05/15/50 (Call 11/15/49)	2,606	1,970,840
3.75%, 04/01/45 (Call 10/01/44)	2,881	2,272,907
3.80%, 09/30/47 (Call 03/30/47)	2,597	2,027,426
3.80%, 06/01/49 (Call 12/01/48)	2,148	1,660,705
4.10%, 11/15/48 (Call 05/15/48)	1,750	1,422,085
4.15%, 06/01/32 (Call 03/01/32)	1,560	1,454,388
4.30%, 05/15/28 (Call 04/15/28)(e)	390	378,156
4.55%, 09/15/32 (Call 06/15/32)	3,200	3,046,176
4.55%, 12/01/41 (Call 06/01/41)	1,111	991,923
4.60%, 06/01/52 (Call 12/01/51)	350	310,303
4.95%, 09/15/52 (Call 03/15/52)	4,315	4,007,340
5.25%, 09/30/40	1,117	1,102,624
5.30%, 06/01/42 (Call 12/01/41)	1,648	1,625,653
5.35%, 10/01/52 (Call 04/01/52)	220	215,769
5.75%, 03/15/29 (Call 12/15/28)	1,129	1,163,231
7.00%, 05/01/32	969	1,083,148
7.25%, 01/15/33	2,107	2,401,917
7.50%, 09/01/38	594	708,398
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	4,420	3,807,167
2.50%, 02/01/31 (Call 11/01/30)	7,288	5,683,765
2.95%, 03/01/26 (Call 12/01/25)	3,798	3,503,769
3.00%, 06/15/28 (Call 04/15/28)	3,470	3,015,256
3.15%, 01/01/26	3,653	3,401,103
3.25%, 06/01/31 (Call 03/01/31)	2,820	2,286,625
3.30%, 03/15/27 (Call 12/15/26)(b)	1,767	1,613,006
3.30%, 12/01/27 (Call 09/01/27)	3,522	3,140,250
3.30%, 08/01/40 (Call 02/01/40)	2,012	1,351,923
3.45%, 07/01/25	1,837	1,746,087
3.50%, 06/15/25 (Call 03/15/25)	1,320	1,257,445
3.50%, 08/01/50 (Call 02/01/50)	7,655	4,820,889
3.75%, 07/01/28	3,524	3,166,984
3.75%, 08/15/42 (Call 02/15/42)	1,403	943,966
3.95%, 12/01/47 (Call 06/01/47)	3,438	2,287,748
4.00%, 12/01/46 (Call 06/01/46)	3,004	1,987,987
4.20%, 03/01/29 (Call 01/01/29)	1,605	1,442,381
4.20%, 06/01/41 (Call 12/01/40)	2,532	1,839,245
4.25%, 03/15/46 (Call 09/15/45)	2,382	1,621,380
4.30%, 03/15/45 (Call 09/15/44)	2,744	1,918,303
4.40%, 03/01/32 (Call 12/01/31)	2,025	1,745,165
4.45%, 04/15/42 (Call 10/15/41)	2,751	2,037,226
4.50%, 07/01/40 (Call 01/01/40)	7,768	5,992,701
4.55%, 07/01/30 (Call 01/01/30)	11,414	10,256,849
4.60%, 06/15/43 (Call 12/15/42)	2,656	1,986,077
4.65%, 08/01/28 (Call 05/01/28)	1,760	1,642,186
4.75%, 02/15/44 (Call 08/15/43)	2,800	2,145,164
4.95%, 06/08/25	2,730	2,671,223
4.95%, 07/01/50 (Call 01/01/50)	11,167	8,641,583
5.25%, 03/01/52 (Call 09/01/51)	2,670	2,108,366
5.45%, 06/15/27 (Call 05/15/27)	2,529	2,467,798
5.90%, 06/15/32 (Call 03/15/32)	3,175	3,039,808
6.10%, 01/15/29 (Call 12/15/28)	1,155	1,141,313
6.15%, 01/15/33 (Call 10/15/32)	2,995	2,916,501
6.40%, 06/15/33 (Call 03/15/33)	2,140	2,112,223
6.70%, 04/01/53 (Call 10/01/52)	1,715	1,668,232
6.75%, 01/15/53 (Call 07/15/52)	4,280	4,164,611
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,530	1,275,270
2.90%, 06/15/52 (Call 12/15/51)	2,715	1,597,669

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 03/15/51 (Call 09/15/50)	$2,784	$1,778,503
3.50%, 06/15/29 (Call 03/15/29)	1,815	1,642,865
4.10%, 02/01/42 (Call 08/01/41)	1,866	1,416,275
4.13%, 01/15/49 (Call 07/15/48)	2,010	1,466,536
4.15%, 02/15/50 (Call 08/15/49)	2,397	1,761,411
5.25%, 06/15/35	904	836,914
5.35%, 12/01/53 (Call 06/01/53)	3,720	3,210,620
5.50%, 05/15/54 (Call 11/15/53)	2,645	2,338,894
5.75%, 04/01/37	792	778,306
6.00%, 01/15/39	2,508	2,493,554
6.10%, 08/01/36	1,025	1,030,402
6.25%, 10/15/37	2,476	2,528,788
6.35%, 07/15/38	810	826,111
7.70%, 11/15/31	205	232,388
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	224,612
2.85%, 09/15/51 (Call 03/15/51)	1,115	706,063
3.00%, 09/15/49 (Call 03/15/49)	1,640	1,092,929
3.05%, 03/15/51 (Call 09/15/50)	1,070	710,501
3.15%, 10/15/25 (Call 07/15/25)	865	829,561
3.70%, 09/15/47 (Call 03/15/47)	1,841	1,411,366
3.90%, 03/01/48 (Call 09/01/47)	2,587	2,059,769
4.15%, 10/01/44 (Call 04/01/44)	965	793,452
4.38%, 08/15/52 (Call 02/15/52)	1,650	1,407,120
4.60%, 05/15/52 (Call 11/15/51)	1,800	1,580,328
4.90%, 06/15/33 (Call 03/15/33)	2,342	2,302,771
5.95%, 10/01/36	665	694,772
PG&E Recovery Funding LLC, 5.05%, 07/15/34	95	93,980
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,668	2,466,166
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,299	1,914,055
6.50%, 11/15/37	260	283,886
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,919	3,701,378
4.13%, 04/15/30 (Call 01/15/30)	1,710	1,574,192
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,652	1,118,487
3.95%, 06/01/47 (Call 12/01/46)	823	662,342
4.13%, 06/15/44 (Call 12/15/43)	908	746,930
4.15%, 10/01/45 (Call 04/01/45)	1,485	1,229,253
4.15%, 06/15/48 (Call 12/15/47)	1,570	1,293,884
4.75%, 07/15/43 (Call 01/15/43)	1,055	953,277
5.00%, 05/15/33 (Call 02/15/33)	3,770	3,729,963
5.25%, 05/15/53 (Call 11/15/52)	4,365	4,242,867
6.25%, 05/15/39	1,485	1,584,762
Progress Energy Inc.
6.00%, 12/01/39	3,267	3,285,001
7.00%, 10/30/31	1,795	1,944,577
7.75%, 03/01/31	2,584	2,895,165
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	500	394,290
3.60%, 09/15/42 (Call 03/15/42)	1,283	973,027
3.70%, 06/15/28 (Call 12/15/27)	1,940	1,817,993
3.80%, 06/15/47 (Call 12/15/46)	1,894	1,421,258
4.05%, 09/15/49 (Call 03/15/49)	1,876	1,459,678
4.10%, 06/01/32 (Call 03/01/32)	1,125	1,032,424
4.10%, 06/15/48 (Call 12/15/47)	1,560	1,217,252
4.30%, 03/15/44 (Call 09/15/43)	1,576	1,309,451
4.50%, 06/01/52 (Call 12/01/51)	1,750	1,450,610

Security	Par (000)	Value

Electric (continued)
5.25%, 04/01/53 (Call 10/01/52)	$2,775	$2,560,659
6.50%, 08/01/38	110	116,756
Series 17, 6.25%, 09/01/37	1,054	1,099,217
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,599	1,075,136
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,289	1,817,260
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,580	950,433
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,164,128
5.15%, 01/15/53 (Call 07/15/52)	1,650	1,606,044
Series V, 2.20%, 06/15/31 (Call 03/15/31)	230	187,790
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,700	2,648,727
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	874,434
Series K, 3.15%, 08/15/51 (Call 02/15/51)	520	339,170
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,635	1,484,449
1.90%, 08/15/31 (Call 05/15/31)	2,130	1,702,573
2.05%, 08/01/50 (Call 02/01/50)	1,670	937,989
2.25%, 09/15/26 (Call 06/15/26)	1,439	1,326,341
2.45%, 01/15/30 (Call 10/15/29)	3,409	2,923,320
2.70%, 05/01/50 (Call 11/01/49)	765	490,541
3.00%, 05/15/25 (Call 02/15/25)	513	493,665
3.00%, 05/15/27 (Call 02/15/27)	1,944	1,821,509
3.00%, 03/01/51 (Call 09/01/50)	210	141,341
3.10%, 03/15/32 (Call 12/15/31)	414	359,075
3.15%, 01/01/50 (Call 07/01/49)	1,880	1,322,918
3.20%, 05/15/29 (Call 02/15/29)	1,549	1,407,452
3.20%, 08/01/49 (Call 02/01/49)	1,715	1,211,596
3.60%, 12/01/47 (Call 06/01/47)	1,694	1,292,946
3.65%, 09/01/28 (Call 06/01/28)	2,163	2,033,480
3.65%, 09/01/42 (Call 03/01/42)	1,975	1,558,552
3.70%, 05/01/28 (Call 02/01/28)	2,254	2,139,542
3.80%, 01/01/43 (Call 07/01/42)	564	455,842
3.80%, 03/01/46 (Call 09/01/45)	2,758	2,182,709
3.85%, 05/01/49 (Call 11/01/48)	2,392	1,892,216
3.95%, 05/01/42 (Call 11/01/41)	450	375,327
4.05%, 05/01/48 (Call 11/01/47)	1,891	1,555,556
4.65%, 03/15/33 (Call 12/15/32)	1,345	1,302,458
4.90%, 12/15/32 (Call 09/15/32)	2,613	2,579,737
5.13%, 03/15/53 (Call 09/15/52)	595	580,988
5.50%, 03/01/40	247	248,252
5.80%, 05/01/37	243	248,229
Public Service Electric and Gas Co., 5.20%, 08/01/33 (Call 05/01/33)	150	151,406
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,912	1,745,866
1.60%, 08/15/30 (Call 05/15/30)	1,993	1,567,335
2.45%, 11/15/31 (Call 08/15/31)	1,025	824,213
5.85%, 11/15/27 (Call 10/15/27)	1,350	1,375,731
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,815	3,292,917
3.65%, 05/15/25 (Call 02/15/25)	2,623	2,517,765
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,460,159
4.22%, 03/15/32 (Call 12/15/31)	2,314	2,040,439
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	465	292,043
3.25%, 09/15/49 (Call 03/15/49)	3,263	2,227,095
4.22%, 06/15/48 (Call 12/15/47)	3,160	2,562,602
4.30%, 05/20/45 (Call 11/20/44)	1,522	1,231,892
5.64%, 04/15/41 (Call 10/15/40)	60	58,693

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.76%, 10/01/39	$1,320	$1,304,622
5.80%, 03/15/40	1,320	1,307,130
6.27%, 03/15/37	725	750,448
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,225	3,001,733
3.70%, 03/15/52 (Call 09/15/51)	450	334,989
4.15%, 05/15/48 (Call 11/15/47)	2,005	1,623,850
4.50%, 08/15/40	483	428,131
4.95%, 08/15/28 (Call 07/15/28)	5,145	5,102,194
5.35%, 04/01/53 (Call 10/01/52)	3,495	3,384,313
6.00%, 06/01/39	940	957,653
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,590	1,960,708
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,579	2,040,917
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	2,136	1,463,480
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,619	2,877,901
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	2,230	1,452,288
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,310	1,113,985
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,574	3,302,269
3.30%, 04/01/25 (Call 03/01/25)	2,748	2,647,643
3.40%, 02/01/28 (Call 11/01/27)	4,347	4,022,323
3.70%, 04/01/29 (Call 02/01/29)	2,385	2,175,907
3.80%, 02/01/38 (Call 08/01/37)	3,547	2,888,535
4.00%, 02/01/48 (Call 08/01/47)	1,517	1,160,505
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	3,525	2,853,910
5.40%, 08/01/26 (Call 07/01/26)	2,195	2,198,446
5.50%, 08/01/33 (Call 05/01/33)	2,010	1,993,458
6.00%, 10/15/39	3,266	3,258,847
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	3,269	3,042,818
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,307	1,917,094
2.75%, 02/01/32 (Call 11/01/31)	3,320	2,753,376
2.85%, 08/01/29 (Call 05/01/29)	2,423	2,131,852
3.45%, 02/01/52 (Call 08/01/51)	2,210	1,510,027
3.65%, 02/01/50 (Call 08/01/49)	4,964	3,594,035
4.00%, 04/01/47 (Call 10/01/46)	7,614	5,893,617
4.05%, 03/15/42 (Call 09/15/41)	2,112	1,670,275
4.50%, 09/01/40 (Call 03/01/40)	1,585	1,354,478
4.65%, 10/01/43 (Call 04/01/43)	2,168	1,860,448
4.90%, 06/01/26 (Call 05/01/26)	1,365	1,357,001
5.30%, 03/01/28 (Call 02/01/28)	565	567,441
5.50%, 03/15/40	2,483	2,396,890
5.63%, 02/01/36	1,399	1,377,441
5.70%, 03/01/53 (Call 09/01/52)	465	451,097
5.85%, 11/01/27 (Call 10/01/27)	2,030	2,078,923
5.88%, 12/01/53 (Call 06/01/53)	1,790	1,781,498
5.95%, 11/01/32 (Call 08/01/32)	1,185	1,228,466
6.00%, 01/15/34	1,449	1,498,991
6.05%, 03/15/39	2,615	2,639,006
6.65%, 04/01/29	1,305	1,353,977
Series 04-G, 5.75%, 04/01/35	1,184	1,193,697
Series 05-E, 5.35%, 07/15/35	1,156	1,144,949
Series 06-E, 5.55%, 01/15/37	1,630	1,584,279
Series 08-A, 5.95%, 02/01/38	2,127	2,163,903
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	2,144	1,641,747
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,545	1,403,648
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	510	323,687
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,073	1,966,821

Security	Par (000)	Value

Electric (continued)
Series B, 3.65%, 03/01/28 (Call 12/01/27)	$2,072	$1,937,341
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,956	2,557,265
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,390	1,003,816
Series C, 4.13%, 03/01/48 (Call 09/01/47)	4,107	3,238,082
Series C, 4.20%, 06/01/25	1,410	1,378,021
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,157	2,120,676
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,972	3,838,898
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,799	1,689,459
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,997	2,463,174
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,812	1,292,192
Southern California Gas Co., 5.20%, 06/01/33 (Call 03/01/33)	2,150	2,110,655
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	9,208	8,711,228
4.25%, 07/01/36 (Call 01/01/36)	975	849,430
4.40%, 07/01/46 (Call 01/01/46)	6,741	5,550,135
4.85%, 06/15/28 (Call 04/15/28)	2,270	2,223,079
5.11%, 08/01/27	2,180	2,165,568
5.15%, 10/06/25	2,330	2,317,441
5.20%, 06/15/33 (Call 12/15/32)	2,735	2,660,854
5.70%, 10/15/32 (Call 04/15/32)	1,590	1,613,659
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	3,975	3,430,584
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	1,320	1,127,227
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,190	3,794,925
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)	1,450	1,347,195
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,553	1,400,542
4.15%, 12/01/25 (Call 09/01/25)	3,301	3,213,689
5.15%, 09/15/41	2,498	2,260,615
5.25%, 07/15/43	1,515	1,350,910
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,565	1,331,486
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	1,890	1,221,904
5.30%, 04/01/33 (Call 01/01/33)	820	802,739
6.20%, 03/15/40	1,739	1,763,294
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	501,031
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,750	1,615,320
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,273	1,650,334
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,925	1,822,590
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,530	2,302,351
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	1,298	892,297
3.70%, 08/15/47 (Call 02/15/47)	2,000	1,464,400
3.75%, 06/15/49 (Call 12/15/48)	1,328	978,497
4.50%, 08/15/41 (Call 02/15/41)	1,766	1,479,961
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,463	1,188,805
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,043	1,348,074
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	735	721,880
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,369	1,931,019
3.45%, 03/15/51 (Call 09/15/50)	445	304,994
3.63%, 06/15/50 (Call 12/15/49)	1,436	1,034,710
4.10%, 06/15/42 (Call 12/15/41)	2,731	2,228,605
4.30%, 06/15/48 (Call 12/15/47)	1,529	1,232,924
4.35%, 05/15/44 (Call 11/15/43)	2,120	1,727,842
4.45%, 06/15/49 (Call 12/15/48)	2,169	1,784,328
5.00%, 07/15/52 (Call 01/15/52)	1,235	1,109,697

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Toledo Edison Co. (The), 6.15%, 05/15/37	$909	$938,106
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,546	2,769,461
3.05%, 03/15/25 (Call 12/15/24)	580	558,859
3.25%, 05/15/32 (Call 02/15/32)	998	856,454
3.25%, 05/01/51 (Call 11/01/50)	1,540	1,005,990
4.00%, 06/15/50 (Call 12/15/49)	1,252	937,385
4.85%, 12/01/48 (Call 06/01/48)	1,252	1,068,457
5.50%, 04/15/53 (Call 10/15/52)	1,645	1,585,813
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,320	1,834,934
2.63%, 03/15/51 (Call 09/15/50)	1,336	811,513
2.95%, 06/15/27 (Call 03/15/27)	2,583	2,401,699
2.95%, 03/15/30 (Call 12/15/29)	2,134	1,872,350
3.25%, 10/01/49 (Call 04/01/49)	2,171	1,465,881
3.50%, 03/15/29 (Call 12/15/28)	2,389	2,199,361
3.65%, 04/15/45 (Call 10/15/44)	1,910	1,422,511
3.90%, 09/15/42 (Call 03/15/42)	750	589,748
3.90%, 04/01/52 (Call 10/01/51)	750	588,465
4.00%, 04/01/48 (Call 10/01/47)	2,465	1,928,715
5.30%, 08/01/37	115	113,829
5.45%, 03/15/53 (Call 09/15/52)	2,520	2,483,435
8.45%, 03/15/39	523	663,844
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,904	2,339,143
2.40%, 03/30/32 (Call 12/30/31)	1,105	890,763
2.45%, 12/15/50 (Call 06/15/50)	3,562	2,057,019
2.95%, 11/15/51 (Call 05/15/51)	3,100	1,982,760
3.30%, 12/01/49 (Call 06/01/49)	1,995	1,384,071
4.00%, 01/15/43 (Call 07/15/42)	2,120	1,720,740
4.45%, 02/15/44 (Call 08/15/43)	2,380	2,014,932
4.60%, 12/01/48 (Call 06/01/48)	2,150	1,843,238
5.00%, 04/01/33 (Call 01/01/33)	2,820	2,742,901
5.45%, 04/01/53 (Call 10/01/52)	2,635	2,550,285
6.35%, 11/30/37	1,737	1,812,455
8.88%, 11/15/38	2,278	2,957,459
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,691	1,501,659
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,175,663
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,292	4,086,242
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,892	3,677,862
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,935	3,726,248
Series A, 6.00%, 05/15/37	2,032	2,089,953
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,530	2,359,351
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,679	1,602,656
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,162	1,622,949
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,452	1,169,601
Series B, 6.00%, 01/15/36	1,439	1,487,552
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,940	1,490,541
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,375	2,033,190
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,315	1,999,512
Virginia Electric and Power Co.
5.30%, 08/15/33 (Call 05/15/33)	1,900	1,882,311
5.70%, 08/15/53 (Call 02/15/53)	1,850	1,837,309
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	2,609	2,245,436
1.80%, 10/15/30 (Call 07/15/30)	1,447	1,134,983
2.20%, 12/15/28 (Call 10/15/28)	627	541,540
4.75%, 01/09/26 (Call 12/09/25)	4,615	4,553,344
4.75%, 01/15/28 (Call 12/15/27)	3,480	3,408,590
5.00%, 09/27/25 (Call 08/27/25)	1,890	1,872,310

Security	Par (000)	Value

Electric (continued)
5.15%, 10/01/27 (Call 09/01/27)	$3,645	$3,633,773
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	2,075	1,785,102
2.05%, 12/15/24 (Call 11/15/24)	1,690	1,615,184
4.30%, 10/15/48 (Call 04/15/48)	905	757,277
4.75%, 09/30/32 (Call 06/30/32)	1,770	1,729,343
5.63%, 05/15/33	450	462,371
5.70%, 12/01/36	500	501,505
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	840	815,237
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,300	1,813,113
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,737,644
3.05%, 10/15/27 (Call 07/15/27)	1,260	1,178,213
3.65%, 04/01/50 (Call 10/01/49)	1,305	940,540
3.95%, 09/01/32 (Call 06/01/32)	2,125	1,935,025
6.38%, 08/15/37	250	263,340
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,775	1,125,279
3.30%, 09/01/49 (Call 03/01/49)	1,610	1,115,134
3.67%, 12/01/42	1,370	1,022,006
4.75%, 11/01/44 (Call 05/01/44)	1,818	1,583,642
5.35%, 11/10/25 (Call 10/10/25)	1,460	1,461,358
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,750	2,438,095
2.35%, 11/15/31 (Call 05/15/31)	1,700	1,340,739
2.60%, 12/01/29 (Call 06/01/29)	2,586	2,213,047
3.30%, 06/01/25 (Call 12/01/24)	2,834	2,724,268
3.35%, 12/01/26 (Call 06/01/26)	3,492	3,272,458
3.40%, 06/01/30 (Call 12/01/29)	2,880	2,553,898
3.50%, 12/01/49 (Call 06/01/49)	1,975	1,372,408
4.00%, 06/15/28 (Call 12/15/27)	3,226	3,056,732
4.60%, 06/01/32 (Call 12/01/31)	2,770	2,587,180
5.45%, 08/15/33 (Call 02/15/33)	2,575	2,534,006
6.50%, 07/01/36	1,019	1,072,141

		1,905,499,168

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,551	1,241,823
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,599	1,415,451
1.80%, 10/15/27 (Call 08/15/27)	3,116	2,763,861
1.95%, 10/15/30 (Call 07/15/30)	1,306	1,074,864
2.00%, 12/21/28 (Call 10/21/28)	3,060	2,658,773
2.20%, 12/21/31 (Call 09/21/31)	2,706	2,224,657
2.75%, 10/15/50 (Call 04/15/50)	3,168	2,020,994
2.80%, 12/21/51 (Call 06/21/51)	2,575	1,664,918
3.15%, 06/01/25 (Call 03/01/25)	3,115	3,008,903
5.25%, 11/15/39	1,645	1,643,092

		19,717,336

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	999	817,971
2.30%, 03/12/31 (Call 12/12/30)	4,404	3,603,309
2.75%, 09/15/29 (Call 06/15/29)	2,284	1,995,759
3.05%, 09/22/26 (Call 06/22/26)	2,846	2,659,729
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,771	2,471,593
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,971	1,909,150

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.55%, 10/01/27 (Call 07/01/27)	$1,827	$1,691,674
5.41%, 07/01/32 (Call 04/01/32)	1,510	1,470,287
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,166	1,108,586
2.20%, 09/15/31 (Call 06/15/31)	2,735	2,211,795
2.80%, 02/15/30 (Call 11/15/29)	4,562	3,973,639
4.35%, 06/01/29 (Call 03/01/29)	1,506	1,449,615
4.75%, 03/30/26	250	247,078
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,945	2,362,773
3.25%, 09/08/24 (Call 07/08/24)(b)	1,983	1,928,249
3.88%, 01/12/28 (Call 10/12/27)	1,600	1,479,216
4.00%, 04/01/25 (Call 01/01/25)	1,651	1,603,171
6.13%, 03/01/26 (Call 03/01/24)	1,590	1,589,968
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,886	1,504,764
4.63%, 04/15/26 (Call 01/15/26)	3,081	2,982,038
5.50%, 06/01/32 (Call 03/01/32)	1,455	1,378,001
6.25%, 03/15/28 (Call 02/15/28)	2,030	2,045,895
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,825	2,697,621
4.75%, 06/15/25 (Call 03/15/25)	2,952	2,893,108
4.88%, 06/15/29 (Call 03/15/29)	3,621	3,458,526
4.88%, 05/12/30 (Call 02/12/30)	2,254	2,157,596
6.00%, 01/15/28 (Call 12/15/27)	1,500	1,516,290
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,146	4,837,549
4.30%, 06/15/46 (Call 12/15/45)	1,410	1,114,379
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,974	2,631,722
1.35%, 06/01/25 (Call 05/01/25)	3,859	3,615,150
1.75%, 09/01/31 (Call 06/01/31)	4,705	3,736,382
1.95%, 06/01/30 (Call 03/01/30)	3,336	2,775,052
2.50%, 11/01/26 (Call 08/01/26)	7,427	6,930,876
2.70%, 08/15/29 (Call 05/15/29)	4,780	4,254,343
2.80%, 06/01/50 (Call 12/01/49)(b)	3,615	2,575,181
3.81%, 11/21/47 (Call 05/21/47)	2,690	2,186,055
4.25%, 01/15/29 (Call 12/15/28)	1,565	1,520,022
4.50%, 01/15/34 (Call 10/15/33)	2,370	2,289,515
4.85%, 11/01/24	1,100	1,094,467
4.95%, 02/15/28 (Call 01/15/28)	3,250	3,282,207
5.00%, 02/15/33 (Call 11/15/32)	5,005	5,043,789
5.38%, 03/01/41	845	852,723
5.70%, 03/15/36	2,560	2,682,701
5.70%, 03/15/37	2,098	2,189,767
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	570	465,895
3.15%, 08/15/27 (Call 05/15/27)	1,022	948,007
3.35%, 03/01/26 (Call 12/01/25)	1,855	1,768,149
3.50%, 02/15/28 (Call 11/15/27)	2,634	2,471,772
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,075	2,775,864
3.00%, 01/15/31 (Call 10/15/30)	3,761	3,139,344
3.60%, 01/15/30 (Call 10/15/29)	911	814,133
3.95%, 01/12/28 (Call 10/12/27)	2,750	2,575,127
4.25%, 05/15/27 (Call 04/15/27)	1,235	1,180,475
5.45%, 02/01/29 (Call 01/01/29)	845	835,097
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,534	3,094,865
4.55%, 10/30/24 (Call 07/30/24)	3,743	3,683,112

Security	Par (000)	Value

Electronics (continued)
4.60%, 04/06/27 (Call 01/06/27)	$5,183	$5,068,093
Legrand France SA, 8.50%, 02/15/25	3,187	3,319,452
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	3,471	3,059,999
2.38%, 08/09/28 (Call 06/09/28)	2,335	1,938,564
2.65%, 08/09/31 (Call 05/09/31)	3,126	2,407,333
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	2,890	2,844,367
4.90%, 06/15/28 (Call 03/15/28)	2,859	2,779,348
6.10%, 03/15/33 (Call 12/15/32)	290	293,060
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	335	279,176
3.13%, 08/15/27 (Call 05/15/27)	3,220	3,004,518
3.70%, 02/15/26 (Call 11/15/25)	1,734	1,674,056
4.50%, 02/13/26	1,825	1,794,413
7.13%, 10/01/37	1,266	1,439,657
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	2,692	2,420,000
2.40%, 04/01/28 (Call 02/01/28)	2,811	2,373,440
2.95%, 04/01/31 (Call 01/01/31)	2,979	2,360,262

		169,626,859

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	3,865	3,821,673
6.35%, 08/18/28 (Call 07/18/28)	4,100	4,170,110
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	584,682

		8,576,465

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	8,125	7,861,425
3.76%, 03/15/27 (Call 02/15/27)	14,915	13,980,873
3.79%, 03/15/25 (Call 09/11/23)	890	860,372
4.05%, 03/15/29 (Call 01/15/29)	5,515	5,070,326
4.28%, 03/15/32 (Call 12/15/31)	18,432	16,263,107
5.05%, 03/15/42 (Call 09/15/41)	8,403	6,911,804
5.14%, 03/15/52 (Call 09/15/51)	22,440	17,877,275
5.39%, 03/15/62 (Call 09/15/61)	8,950	7,092,606
6.41%, 03/15/26 (Call 03/15/24)	95	95,129

		76,012,917

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	1,453	1,186,592
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,545	1,400,048
1.45%, 02/15/31 (Call 11/15/30)	3,928	3,038,819
1.75%, 02/15/32 (Call 11/15/31)	1,785	1,380,912
2.30%, 03/01/30 (Call 12/01/29)	3,975	3,364,798
2.38%, 03/15/33 (Call 12/15/32)(b)	2,920	2,318,100
2.90%, 07/01/26 (Call 04/01/26)	2,014	1,892,314
3.05%, 03/01/50 (Call 09/01/49)	2,225	1,516,248
3.20%, 03/15/25 (Call 12/15/24)	2,840	2,744,831
3.38%, 11/15/27 (Call 08/15/27)	2,990	2,781,597
3.95%, 05/15/28 (Call 02/15/28)	3,786	3,596,435
4.88%, 04/01/29 (Call 03/01/29)	475	468,274
5.00%, 04/01/34 (Call 01/01/34)	1,745	1,713,730
5.70%, 05/15/41 (Call 11/15/40)	686	701,895
6.20%, 03/01/40	555	588,700
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,608	2,080,141

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
2.60%, 02/01/30 (Call 11/01/29)	$3,172	$2,730,680
2.95%, 01/15/52 (Call 07/15/51)(b)	2,785	1,822,866
3.05%, 04/01/50 (Call 10/01/49)	1,631	1,103,062
3.20%, 06/01/32 (Call 03/01/32)	2,130	1,827,796
3.50%, 05/01/29 (Call 02/01/29)	2,311	2,131,204
4.20%, 01/15/33 (Call 10/15/32)	3,035	2,802,458
4.25%, 12/01/28 (Call 09/01/28)	2,507	2,409,678
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,568	1,425,437
1.15%, 03/15/28 (Call 01/15/28)	1,660	1,402,152
1.50%, 03/15/31 (Call 12/15/30)	1,488	1,158,795
2.00%, 06/01/29 (Call 04/01/29)	1,685	1,427,532
2.50%, 11/15/50 (Call 05/15/50)	1,157	707,239
2.95%, 06/01/41 (Call 12/01/40)	4,045	2,915,879
3.13%, 03/01/25 (Call 12/01/24)	726	703,458
3.15%, 11/15/27 (Call 08/15/27)	3,778	3,521,663
4.10%, 03/01/45 (Call 09/01/44)	180	150,295
4.15%, 04/15/32 (Call 01/15/32)	1,590	1,489,973
4.15%, 07/15/49 (Call 01/15/49)	2,947	2,479,753
4.63%, 02/15/30 (Call 12/15/29)	2,905	2,839,579
4.63%, 02/15/33 (Call 11/15/32)	5,695	5,474,831
4.88%, 02/15/29 (Call 01/15/29)	2,770	2,742,106
4.88%, 02/15/34 (Call 11/15/33)	2,780	2,714,392

		76,754,262

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,566	1,673,616
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,633	3,025,889
3.13%, 04/24/50 (Call 10/24/49)	1,790	1,171,609
3.30%, 03/19/25 (Call 12/19/24)	2,349	2,264,741
3.95%, 03/15/25 (Call 01/15/25)	4,497	4,380,303
4.15%, 03/15/28 (Call 12/15/27)	4,212	4,010,329
4.80%, 03/15/48 (Call 09/15/47)	3,470	2,999,433
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	3,123	2,652,489
4.60%, 11/01/25 (Call 09/01/25)	3,831	3,749,898
4.85%, 11/01/28 (Call 08/01/28)	4,220	4,105,976
5.30%, 10/01/26	2,015	2,006,960
5.30%, 11/01/38 (Call 05/01/38)	4,476	4,131,706
5.40%, 11/01/48 (Call 05/01/48)	3,583	3,248,742
7.00%, 10/01/28	2,529	2,697,356
8.25%, 09/15/30	2,360	2,693,586
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,835	1,485,506
3.50%, 10/01/26 (Call 07/01/26)	1,622	1,523,739
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,612	2,107,492
2.88%, 04/15/30 (Call 01/15/30)	3,414	2,978,749
3.00%, 02/01/51 (Call 08/01/50)	2,554	1,714,372
3.20%, 02/10/27 (Call 11/10/26)	3,402	3,197,540
4.00%, 04/17/25 (Call 02/17/25)	5,672	5,527,421
4.20%, 04/17/28 (Call 01/17/28)	6,623	6,355,232
4.70%, 04/17/48 (Call 10/17/47)	230	206,680
4.95%, 03/29/33 (Call 12/29/32)	3,066	2,987,418
5.24%, 11/18/25 (Call 11/18/23)	400	398,308
5.40%, 06/15/40	987	960,440
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	2,566	2,382,274
1.70%, 06/01/30 (Call 03/01/30)	1,352	1,108,667
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,232,000

Security	Par (000)	Value

Food (continued)
2.30%, 08/15/26 (Call 05/15/26)	$4,127	$3,861,799
2.45%, 11/15/29 (Call 08/15/29)(b)	1,728	1,511,447
2.65%, 06/01/50 (Call 12/01/49)	645	410,730
3.13%, 11/15/49 (Call 05/15/49)	2,019	1,434,439
3.20%, 08/21/25 (Call 05/21/25)	878	847,612
3.38%, 08/15/46 (Call 02/15/46)	775	570,911
4.25%, 05/04/28 (Call 04/04/28)	790	779,264
4.50%, 05/04/33 (Call 02/04/33)(b)	730	713,246
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5,855	5,066,097
1.80%, 06/11/30 (Call 03/11/30)	1,172	968,846
3.05%, 06/03/51 (Call 12/03/50)	3,135	2,153,870
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,404	1,202,680
3.20%, 10/01/26 (Call 07/01/26)	3,010	2,840,206
3.90%, 06/01/50 (Call 12/01/49)	2,140	1,526,505
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	275	247,236
3.00%, 02/02/29 (Call 12/02/28)	365	313,458
3.00%, 05/15/32 (Call 02/15/32)	2,341	1,824,646
3.63%, 01/15/32 (Call 01/15/27)	735	602,502
3.75%, 12/01/31 (Call 12/01/26)	1,155	959,355
4.38%, 02/02/52 (Call 08/02/51)	1,615	1,138,769
5.13%, 02/01/28 (Call 01/01/28)	6,593	6,408,330
5.50%, 01/15/30 (Call 01/15/25)	2,180	2,107,144
5.75%, 04/01/33 (Call 01/01/33)	6,235	5,970,137
6.50%, 12/01/52 (Call 06/01/52)	7,024	6,678,911
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,260	1,792,316
2.38%, 03/15/30 (Call 12/15/29)	2,475	2,085,385
2.75%, 09/15/41 (Call 03/15/41)	1,140	773,000
3.38%, 12/15/27 (Call 09/15/27)	3,035	2,835,206
3.50%, 03/15/25	5,775	5,596,206
3.55%, 03/15/50 (Call 09/15/49)	1,583	1,109,319
4.25%, 03/15/35	4,127	3,693,541
4.38%, 03/15/45	1,886	1,556,271
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,455	1,191,150
3.25%, 04/01/26	4,556	4,335,307
3.40%, 11/15/27 (Call 08/15/27)	2,307	2,144,103
4.30%, 05/15/28 (Call 02/15/28)	3,199	3,075,519
4.50%, 04/01/46	1,924	1,653,409
5.25%, 03/01/33 (Call 12/01/32)(b)	1,800	1,776,960
Series B, 7.45%, 04/01/31	3,457	3,897,284
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,565	1,544,405
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	7,450	7,022,742
3.75%, 04/01/30 (Call 01/01/30)	3,265	2,988,618
3.88%, 05/15/27 (Call 02/15/27)	6,465	6,175,627
4.25%, 03/01/31 (Call 12/01/30)	2,492	2,332,387
4.38%, 06/01/46 (Call 12/01/45)	9,545	7,894,765
4.63%, 01/30/29 (Call 10/30/28)	2,040	1,993,243
4.63%, 10/01/39 (Call 04/01/39)	1,850	1,628,906
4.88%, 10/01/49 (Call 04/01/49)	3,930	3,473,923
5.00%, 07/15/35 (Call 01/15/35)	3,360	3,262,594
5.00%, 06/04/42	5,116	4,656,276
5.20%, 07/15/45 (Call 01/15/45)	6,350	5,839,333
5.50%, 06/01/50 (Call 12/01/49)	3,160	3,048,958
6.50%, 02/09/40	2,840	3,002,420

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.75%, 03/15/32	$2,065	$2,244,923
6.88%, 01/26/39	3,545	3,882,768
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,485	1,929,379
2.20%, 05/01/30 (Call 02/01/30)	3,458	2,839,225
2.65%, 10/15/26 (Call 07/15/26)	3,672	3,395,939
3.50%, 02/01/26 (Call 11/01/25)	3,926	3,749,605
3.70%, 08/01/27 (Call 05/01/27)	3,855	3,660,477
3.88%, 10/15/46 (Call 04/15/46)	2,046	1,529,774
3.95%, 01/15/50 (Call 07/15/49)	3,026	2,337,736
4.45%, 02/01/47 (Call 08/01/46)	2,676	2,227,850
4.50%, 01/15/29 (Call 10/15/28)	2,801	2,707,251
4.65%, 01/15/48 (Call 07/15/47)	1,949	1,660,100
5.00%, 04/15/42 (Call 10/15/41)	1,436	1,274,091
5.15%, 08/01/43 (Call 02/01/43)	1,930	1,737,135
5.40%, 07/15/40 (Call 01/15/40)	1,563	1,468,142
5.40%, 01/15/49 (Call 07/15/48)	2,207	2,103,536
6.90%, 04/15/38	2,535	2,774,152
7.50%, 04/01/31	1,913	2,148,701
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,390	3,051,068
1.85%, 02/15/31 (Call 11/15/30)	2,483	1,954,295
2.50%, 04/15/30 (Call 01/15/30)	3,425	2,887,857
3.40%, 08/15/27 (Call 05/15/27)	4,700	4,401,879
4.20%, 08/15/47 (Call 02/15/47)	1,570	1,259,972
4.95%, 04/15/33	2,260	2,185,397
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	4,623	4,323,799
1.50%, 02/04/31 (Call 11/04/30)	2,986	2,314,956
1.88%, 10/15/32 (Call 07/15/32)	2,129	1,643,120
2.63%, 03/17/27 (Call 02/17/27)	2,210	2,031,388
2.63%, 09/04/50 (Call 03/04/50)	4,030	2,517,098
2.75%, 04/13/30 (Call 01/13/30)	2,683	2,317,173
3.00%, 03/17/32 (Call 12/17/31)	225	192,184
4.13%, 05/07/28 (Call 02/07/28)	865	836,887
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	2,880	2,317,018
4.25%, 04/15/31 (Call 04/15/26)	3,175	2,748,597
6.25%, 07/01/33	3,270	3,244,167
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,194	2,697,557
2.45%, 12/14/31 (Call 09/14/31)	2,620	2,117,484
3.15%, 12/14/51 (Call 06/14/51)	3,635	2,410,441
3.25%, 07/15/27 (Call 04/15/27)	3,701	3,449,924
3.30%, 07/15/26 (Call 04/15/26)	3,875	3,676,716
3.30%, 02/15/50 (Call 08/15/49)	2,249	1,543,399
3.75%, 10/01/25 (Call 07/01/25)	4,870	4,707,926
4.45%, 03/15/48 (Call 09/15/47)	1,943	1,604,821
4.50%, 04/01/46 (Call 10/01/45)	905	752,960
4.85%, 10/01/45 (Call 04/01/45)	2,385	2,047,642
5.38%, 09/21/35	1,904	1,882,599
5.95%, 04/01/30 (Call 01/01/30)	2,573	2,662,232
6.60%, 04/01/40 (Call 10/01/39)	950	1,006,477
6.60%, 04/01/50 (Call 10/01/49)	4,637	5,093,420
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	6,509	6,115,921
4.00%, 03/01/26 (Call 01/01/26)	4,336	4,190,657
4.35%, 03/01/29 (Call 12/01/28)	5,709	5,401,685
4.55%, 06/02/47 (Call 12/02/46)	2,431	1,941,518
4.88%, 08/15/34 (Call 02/15/34)(b)	3,091	2,934,812

Security	Par (000)	Value

Food (continued)
5.10%, 09/28/48 (Call 03/28/48)	$5,655	$4,900,340
5.15%, 08/15/44 (Call 02/15/44)	2,676	2,382,523
Walmart Inc., 3.90%, 09/09/25	4,405	4,310,645

		373,225,122

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,868	2,621,295
5.50%, 11/02/47 (Call 05/02/47)	1,510	1,264,217
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	660	641,863
5.50%, 01/17/27	4,149	4,144,353
Georgia-Pacific LLC
7.75%, 11/15/29	2,003	2,253,595
8.88%, 05/15/31	2,720	3,310,866
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	1,366	1,123,180
4.40%, 08/15/47 (Call 02/15/47)	3,413	2,779,035
4.80%, 06/15/44 (Call 12/15/43)	4,180	3,596,263
5.00%, 09/15/35 (Call 03/15/35)	1,445	1,391,781
5.15%, 05/15/46 (Call 11/15/45)	300	269,466
6.00%, 11/15/41 (Call 05/15/41)	2,841	2,877,336
7.30%, 11/15/39(b)	25	28,110
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	2,125	1,812,859
3.13%, 01/15/32 (Call 10/15/31)	2,317	1,829,573
3.75%, 01/15/31 (Call 10/15/30)	2,181	1,848,441
5.00%, 01/15/30 (Call 10/15/29)	3,841	3,568,904
6.00%, 01/15/29 (Call 10/15/28)	6,572	6,525,667

		41,886,804

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,250	1,755,067
2.63%, 09/15/29 (Call 06/15/29)	1,300	1,143,064
2.85%, 02/15/52 (Call 08/15/51)(b)	773	499,219
3.00%, 06/15/27 (Call 03/15/27)	3,025	2,835,393
3.38%, 09/15/49 (Call 03/15/49)	2,922	2,084,701
4.13%, 10/15/44 (Call 04/15/44)	1,796	1,475,414
4.13%, 03/15/49 (Call 09/15/48)	3,054	2,483,757
4.15%, 01/15/43 (Call 07/15/42)	2,814	2,359,877
4.30%, 10/01/48 (Call 04/01/48)	1,668	1,409,043
5.45%, 10/15/32 (Call 07/15/32)	115	117,645
5.50%, 06/15/41 (Call 12/15/40)	2,016	1,979,914
5.75%, 10/15/52 (Call 04/15/52)	1,665	1,732,366
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	3,285	2,610,557
4.00%, 04/01/28 (Call 01/01/28)	2,204	2,095,585
4.10%, 09/01/47 (Call 03/01/47)	1,088	857,681
4.40%, 07/01/32 (Call 04/01/32)	2,170	2,026,107
5.25%, 03/01/28 (Call 02/01/28)	4,280	4,273,152
5.40%, 03/01/33 (Call 12/01/32)	3,560	3,560,748
5.85%, 01/15/41 (Call 07/15/40)	1,228	1,226,318
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	541	525,582
Series A, 2.50%, 11/15/24 (Call 10/15/24)	5,902	5,678,786
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,590	1,280,459
3.95%, 09/15/27 (Call 06/15/27)	699	646,400
4.75%, 09/01/28 (Call 06/01/28)	1,963	1,859,118
5.20%, 07/15/25 (Call 04/15/25)	1,879	1,847,282

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.50%, 01/15/26 (Call 12/15/25)	$2,047	$2,023,582
5.50%, 10/01/26	1,320	1,308,252
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,433	4,979,019
1.70%, 02/15/31 (Call 11/15/30)	4,010	3,098,447
2.95%, 09/01/29 (Call 06/01/29)	2,714	2,388,239
3.49%, 05/15/27 (Call 02/15/27)	3,404	3,194,450
3.60%, 05/01/30 (Call 02/01/30)	4,144	3,711,532
3.95%, 03/30/48 (Call 09/30/47)	3,021	2,307,077
4.38%, 05/15/47 (Call 11/15/46)	3,101	2,540,432
4.80%, 02/15/44 (Call 08/15/43)	3,199	2,790,072
5.00%, 06/15/52 (Call 12/15/51)	1,750	1,548,557
5.25%, 03/30/28 (Call 02/29/28)	1,603	1,597,005
5.25%, 02/15/43 (Call 08/15/42)	1,540	1,430,475
5.40%, 06/30/33 (Call 03/30/33)	745	738,042
5.65%, 02/01/45 (Call 08/01/44)	2,102	2,010,164
5.95%, 06/15/41 (Call 12/15/40)	1,675	1,685,519
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	597	489,015
4.25%, 09/01/32 (Call 06/01/32)(b)	835	777,727
4.50%, 11/01/48 (Call 05/01/48)	1,880	1,549,797
4.66%, 02/01/44 (Call 08/01/43)	1,548	1,336,574
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,800	2,268,448
3.35%, 06/01/50 (Call 12/01/49)	1,920	1,258,272
3.50%, 06/01/29 (Call 03/01/29)	2,254	2,043,950
3.64%, 11/01/46 (Call 05/01/46)	1,547	1,083,550
4.65%, 08/01/43 (Call 02/01/43)	855	737,566
5.05%, 05/15/52 (Call 11/15/51)	1,658	1,461,046
5.40%, 06/15/33 (Call 03/15/33)	1,329	1,309,344
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	4,430	4,116,046
3.15%, 09/15/24 (Call 06/15/24)	3,675	3,585,146
3.20%, 06/15/25 (Call 03/15/25)	1,866	1,796,044
3.75%, 09/15/42 (Call 03/15/42)	1,580	1,196,692
5.13%, 11/15/40	1,770	1,665,959
5.75%, 06/01/53 (Call 12/01/52)	2,045	2,023,364
6.35%, 11/15/52 (Call 05/15/52)	2,630	2,822,937
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,337	3,114,789
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,804	1,400,680
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,945	1,582,238
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	957	726,085
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,763	2,350,871
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,780	1,679,199
3.95%, 10/01/46 (Call 04/01/46)	2,337	1,738,681
4.40%, 06/01/43 (Call 12/01/42)	2,030	1,625,522
4.40%, 05/30/47 (Call 11/30/46)	2,258	1,819,496
5.15%, 09/15/32 (Call 03/15/32)	1,070	1,044,470
5.88%, 03/15/41 (Call 09/15/40)	2,140	2,108,713
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,859	2,224,788
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,800	1,160,766
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,468	1,186,790
3.18%, 08/15/51 (Call 02/15/51)	1,295	798,769
3.70%, 04/01/28 (Call 01/01/28)	2,033	1,888,738
3.80%, 09/29/46 (Call 03/29/46)	1,401	991,348
4.05%, 03/15/32 (Call 12/15/31)	2,772	2,483,657
4.15%, 06/01/49 (Call 12/01/48)	1,284	961,998
5.45%, 03/23/28 (Call 02/23/28)	1,450	1,445,389

Security	Par (000)	Value

Gas (continued)
5.80%, 12/01/27 (Call 11/01/27)	$2,040	$2,060,502
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	340	229,214
4.80%, 02/15/33 (Call 11/15/32)	750	729,172
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	1,890	1,350,386
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,101	1,549,971

		155,487,808

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,515	1,213,879
4.63%, 06/15/28 (Call 03/15/28)	920	873,282
Regal Rexnord Corp.
6.05%, 02/15/26(e)	3,360	3,340,311
6.05%, 04/15/28 (Call 03/15/28)(e)	4,300	4,256,269
6.30%, 02/15/30 (Call 12/15/29)(e)	1,870	1,859,360
6.40%, 04/15/33 (Call 01/15/33)(e)	2,030	2,007,426
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	1,644	1,160,746
3.25%, 03/01/27 (Call 12/01/26)	1,805	1,705,075
4.10%, 03/01/48 (Call 09/01/47)	945	794,414
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(b)	2,502	2,103,381
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 09/11/23)	355	337,896
2.30%, 03/15/30 (Call 12/15/29)	3,895	3,226,462
2.75%, 11/15/50 (Call 05/15/50)	3,100	1,804,169
3.40%, 03/01/26 (Call 01/01/26)	3,300	3,134,439
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	2,700	2,129,328
4.25%, 11/15/28 (Call 08/15/28)	1,876	1,782,519
4.85%, 11/15/48 (Call 05/15/48)	2,102	1,785,355
5.20%, 09/01/40	1,598	1,457,568
6.00%, 03/06/28 (Call 02/06/28)	6,435	6,572,259

		41,544,138

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,520	3,898,500
1.40%, 06/30/30 (Call 03/30/30)	4,038	3,288,911
2.95%, 03/15/25 (Call 12/15/24)	4,825	4,670,696
3.75%, 11/30/26 (Call 08/30/26)	8,152	7,899,859
3.88%, 09/15/25 (Call 06/15/25)	3,514	3,430,297
4.75%, 11/30/36 (Call 05/30/36)	6,703	6,648,706
4.75%, 04/15/43 (Call 10/15/42)	4,970	4,759,520
4.90%, 11/30/46 (Call 05/30/46)	9,397	9,152,960
5.30%, 05/27/40	3,535	3,627,864
6.00%, 04/01/39	1,200	1,323,432
6.15%, 11/30/37	3,000	3,326,280
Baxter International Inc.
1.32%, 11/29/24	1,466	1,388,742
1.73%, 04/01/31 (Call 01/01/31)	1,850	1,425,370
1.92%, 02/01/27 (Call 01/01/27)	6,603	5,873,633
2.27%, 12/01/28 (Call 10/01/28)	5,945	5,089,277
2.54%, 02/01/32 (Call 11/01/31)(b)	2,605	2,089,731
2.60%, 08/15/26 (Call 05/15/26)	4,112	3,796,733
3.13%, 12/01/51 (Call 06/01/51)(b)	3,130	1,990,555
3.50%, 08/15/46 (Call 02/15/46)	2,058	1,385,302
3.95%, 04/01/30 (Call 01/01/30)	3,925	3,594,358

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	$3,907	$3,676,057
2.65%, 06/01/30 (Call 03/01/30)	2,896	2,483,436
4.55%, 03/01/39 (Call 09/01/38)	1,878	1,693,073
4.70%, 03/01/49 (Call 09/01/48)	2,484	2,225,018
6.50%, 11/15/35	1,228	1,332,134
7.38%, 01/15/40	1,166	1,349,004
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,443	2,834,545
2.80%, 12/10/51 (Call 06/10/51)	4,060	2,671,927
3.35%, 09/15/25 (Call 06/15/25)	2,106	2,032,669
4.38%, 09/15/45 (Call 03/15/45)	1,838	1,621,741
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	2,808	2,408,534
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	3,899	3,749,863
2.60%, 11/15/29 (Call 08/15/29)	3,396	2,990,178
3.25%, 11/15/39 (Call 05/15/39)	3,947	3,135,378
3.40%, 11/15/49 (Call 05/15/49)	2,639	1,969,063
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,396	2,307,060
GE HealthCare Technologies Inc.
5.55%, 11/15/24	5,725	5,709,256
5.60%, 11/15/25 (Call 10/15/25)	6,975	6,975,488
5.65%, 11/15/27 (Call 10/15/27)	7,745	7,837,320
5.86%, 03/15/30 (Call 01/15/30)	3,165	3,215,513
5.91%, 11/22/32 (Call 08/22/32)	1,050	1,076,481
6.38%, 11/22/52 (Call 05/22/52)	4,278	4,596,369
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	3,620	3,326,563
3.63%, 03/15/32 (Call 12/15/31)	5,592	4,810,182
4.38%, 03/15/42 (Call 09/15/41)	2,081	1,667,672
Koninklijke Philips NV
5.00%, 03/15/42	2,457	2,179,261
6.88%, 03/11/38	3,195	3,455,424
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	3,310	3,218,545
4.50%, 03/30/33 (Call 12/30/32)	3,095	2,990,389
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(b)	30	25,476
4.38%, 03/15/35	8,310	7,859,598
4.63%, 03/15/45	7,642	7,162,312
Revvity Inc.
0.85%, 09/15/24 (Call 09/11/23)	1,602	1,518,071
1.90%, 09/15/28 (Call 07/15/28)	2,748	2,326,264
2.25%, 09/15/31 (Call 06/15/31)	2,325	1,833,146
2.55%, 03/15/31 (Call 12/15/30)	1,100	899,338
3.30%, 09/15/29 (Call 06/15/29)	2,376	2,112,121
3.63%, 03/15/51 (Call 09/15/50)	1,180	814,023
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	4,840	3,829,118
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,056	2,524,470
3.75%, 03/15/51 (Call 09/15/50)	3,260	2,382,767
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	1,383	1,284,406
1.95%, 06/15/30 (Call 03/15/30)	4,078	3,365,573
2.90%, 06/15/50 (Call 12/15/49)	2,181	1,450,779
3.38%, 11/01/25 (Call 08/01/25)	3,188	3,058,567
3.50%, 03/15/26 (Call 12/15/25)	5,634	5,404,753

Security	Par (000)	Value

Health Care - Products (continued)
3.65%, 03/07/28 (Call 12/07/27)	$3,932	$3,729,620
4.10%, 04/01/43 (Call 10/01/42)	3,988	3,294,128
4.38%, 05/15/44 (Call 11/15/43)	3,338	2,863,437
4.63%, 03/15/46 (Call 09/15/45)	2,435	2,188,335
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 09/11/23)	2,325	2,216,097
1.75%, 10/15/28 (Call 08/15/28)	3,330	2,866,730
2.00%, 10/15/31 (Call 07/15/31)	4,155	3,346,769
2.60%, 10/01/29 (Call 07/01/29)	3,739	3,278,766
2.80%, 10/15/41 (Call 04/15/41)	1,565	1,126,597
4.10%, 08/15/47 (Call 02/15/47)	3,394	2,913,308
4.80%, 11/21/27 (Call 10/21/27)	2,263	2,265,670
4.95%, 08/10/26 (Call 07/10/26)	3,150	3,137,526
4.95%, 11/21/32 (Call 08/21/32)	1,920	1,915,930
4.98%, 08/10/30 (Call 06/10/30)	2,635	2,627,227
5.09%, 08/10/33 (Call 05/10/33)	3,105	3,119,749
5.30%, 02/01/44 (Call 08/01/43)	2,069	2,063,248
5.40%, 08/10/43 (Call 04/10/43)	2,890	2,920,894
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 09/11/23)	2,245	2,130,730
2.60%, 11/24/31 (Call 08/24/31)	4,005	3,263,114
3.05%, 01/15/26 (Call 12/15/25)	2,823	2,675,329
3.55%, 04/01/25 (Call 01/01/25)	1,875	1,813,444
4.45%, 08/15/45 (Call 02/15/45)	2,674	2,219,473
5.75%, 11/30/39	703	676,729

		274,702,501

Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,234	788,452
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)(b)	395	391,947
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,118	972,190
3.63%, 03/01/49 (Call 09/01/48)	1,881	1,322,719
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,293,073
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,126,641
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,346,118
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	377,168
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,082,344
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	5,255	5,118,475
3.88%, 08/15/47 (Call 02/15/47)	1,950	1,459,790
4.13%, 11/15/42 (Call 05/15/42)	3,741	2,968,820
4.50%, 05/15/42 (Call 11/15/41)	2,336	1,949,509
4.75%, 03/15/44 (Call 09/15/43)	2,209	1,899,121
6.63%, 06/15/36	2,881	3,090,938
6.75%, 12/15/37	3,148	3,429,620
AHS Hospital Corp.
5.02%, 07/01/45	840	789,684
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	966	604,629
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	950	607,449
Series 2019, 3.89%, 04/15/49	2,363	1,877,923
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	2,288	2,107,454
4.55%, 05/15/52 (Call 11/15/51)	2,435	2,096,925
Ascension Health
3.95%, 11/15/46	3,690	3,006,686
4.85%, 11/15/53(b)	3,220	2,984,618

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series B, 2.53%, 11/15/29 (Call 08/15/29)	$2,324	$2,005,868
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,471	1,115,092
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,363	1,090,945
2.34%, 01/01/30 (Call 10/01/29)	2,412	2,043,519
2.91%, 01/01/42 (Call 07/01/41)	185	131,689
2.91%, 01/01/51 (Call 07/01/50)	1,552	990,936
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,102,191
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	510	295,142
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	708	505,625
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,659	2,090,878
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	950	776,882
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,148,298
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,141	909,514
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	5,250	3,461,588
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	730	448,213
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,756	2,464,994
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,445	1,152,821
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	2,025	1,367,159
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,077,322
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(b)	1,150	931,489
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	4,975	4,255,665
2.50%, 03/01/31 (Call 12/01/30)	7,845	6,255,211
2.63%, 08/01/31 (Call 05/01/31)	3,810	3,028,683
3.00%, 10/15/30 (Call 07/15/30)	7,425	6,179,679
3.38%, 02/15/30 (Call 02/15/25)	7,240	6,191,793
4.25%, 12/15/27 (Call 09/18/23)	4,065	3,800,206
4.63%, 12/15/29 (Call 12/15/24)	8,395	7,719,202
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	2,041	1,221,681
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,723	1,453,402
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	515	316,818
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,668	1,450,893
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,628	1,033,015
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	1,136	714,942
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,764	1,692,346
City of Hope
Series 2013, 5.62%, 11/15/43	1,090	1,040,089
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	1,807	1,462,134
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,505	1,317,959
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,678,122
2.76%, 10/01/24 (Call 07/01/24)	264	255,346
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,571,226

Security	Par (000)	Value

Health Care - Services (continued)
3.35%, 10/01/29 (Call 04/01/29)	$3,045	$2,713,247
3.82%, 10/01/49 (Call 04/01/49)	3,052	2,276,823
3.91%, 10/01/50 (Call 04/01/50)	1,304	980,621
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,364,910
4.35%, 11/01/42	2,968	2,485,166
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,794,948
6.46%, 11/01/52 (Call 05/01/52)(b)	915	1,019,337
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,591	1,030,920
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,928	1,397,607
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	2,550	1,807,440
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,117	1,638,558
Dignity Health
4.50%, 11/01/42	1,030	874,305
5.27%, 11/01/64	1,280	1,155,443
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	2,176	1,764,431
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,945	3,581,705
2.25%, 05/15/30 (Call 02/15/30)	3,363	2,807,903
2.38%, 01/15/25 (Call 12/15/24)	3,605	3,447,534
2.55%, 03/15/31 (Call 12/15/30)	4,300	3,596,950
2.88%, 09/15/29 (Call 06/15/29)	3,497	3,084,634
3.13%, 05/15/50 (Call 11/15/49)	1,751	1,181,312
3.35%, 12/01/24 (Call 10/01/24)	6,109	5,942,774
3.60%, 03/15/51 (Call 09/15/50)	5,423	3,975,222
3.65%, 12/01/27 (Call 09/01/27)	5,948	5,605,871
3.70%, 09/15/49 (Call 03/15/49)	4,622	3,444,684
4.10%, 03/01/28 (Call 12/01/27)	5,178	4,958,971
4.38%, 12/01/47 (Call 06/01/47)	5,576	4,703,356
4.55%, 03/01/48 (Call 09/01/47)	4,500	3,871,890
4.63%, 05/15/42	1,814	1,610,596
4.65%, 01/15/43	4,545	4,038,323
4.65%, 08/15/44 (Call 02/15/44)	1,997	1,741,943
4.75%, 02/15/33 (Call 11/15/32)	2,050	1,984,011
4.90%, 02/08/26 (Call 02/08/24)	1,600	1,579,248
5.10%, 01/15/44	4,023	3,706,229
5.13%, 02/15/53 (Call 08/15/52)	2,800	2,621,668
5.35%, 10/15/25 (Call 09/15/25)	2,575	2,570,391
5.50%, 10/15/32 (Call 07/15/32)	3,540	3,606,092
5.85%, 01/15/36	1,119	1,129,105
5.95%, 12/15/34	1,125	1,151,471
6.10%, 10/15/52 (Call 04/15/52)	2,185	2,315,597
6.38%, 06/15/37	2,300	2,431,008
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	205	145,806
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)(b)	667	620,477
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,736	1,455,133
4.50%, 07/01/57 (Call 01/01/57)	1,405	1,203,565
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,001	1,370,705
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,952	1,268,253
Hartford HealthCare Corp., 3.45%, 07/01/54	2,140	1,474,674
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)	4,525	3,576,379

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 03/15/29 (Call 01/15/29)	$1,457	$1,299,017
3.50%, 09/01/30 (Call 03/01/30)	11,900	10,393,341
3.50%, 07/15/51 (Call 01/15/51)	5,910	3,936,474
4.13%, 06/15/29 (Call 03/15/29)	8,150	7,524,813
4.50%, 02/15/27 (Call 08/15/26)	6,093	5,888,641
4.63%, 03/15/52 (Call 09/15/51)	5,490	4,403,364
5.13%, 06/15/39 (Call 12/15/38)	3,775	3,417,394
5.20%, 06/01/28 (Call 05/01/28)	2,195	2,161,943
5.25%, 04/15/25	6,466	6,410,910
5.25%, 06/15/26 (Call 12/15/25)	7,245	7,155,814
5.25%, 06/15/49 (Call 12/15/48)	7,156	6,244,326
5.38%, 02/01/25	11,680	11,605,832
5.38%, 09/01/26 (Call 03/01/26)	5,638	5,595,884
5.50%, 06/01/33 (Call 03/01/33)	3,746	3,685,277
5.50%, 06/15/47 (Call 12/15/46)	7,472	6,790,479
5.63%, 09/01/28 (Call 03/01/28)	6,537	6,521,965
5.88%, 02/15/26 (Call 08/15/25)	7,645	7,655,015
5.88%, 02/01/29 (Call 08/01/28)	4,575	4,602,724
5.90%, 06/01/53 (Call 12/01/52)	3,580	3,431,824
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,647	1,274,020
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,245	4,614,708
2.15%, 02/03/32 (Call 11/03/31)	3,220	2,523,546
3.13%, 08/15/29 (Call 05/15/29)	2,562	2,277,669
3.70%, 03/23/29 (Call 02/23/29)	2,740	2,536,993
3.85%, 10/01/24 (Call 07/01/24)	3,834	3,754,598
3.95%, 03/15/27 (Call 12/15/26)	2,579	2,476,124
3.95%, 08/15/49 (Call 02/15/49)	1,982	1,536,327
4.50%, 04/01/25 (Call 03/01/25)	2,783	2,742,006
4.63%, 12/01/42 (Call 06/01/42)	1,670	1,440,292
4.80%, 03/15/47 (Call 09/15/46)	2,320	2,049,929
4.88%, 04/01/30 (Call 01/01/30)	2,569	2,490,286
4.95%, 10/01/44 (Call 04/01/44)	3,436	3,054,845
5.50%, 03/15/53 (Call 09/15/52)	400	385,992
5.70%, 03/13/26 (Call 03/13/24)	500	500,100
5.75%, 03/01/28 (Call 02/01/28)	966	983,514
5.88%, 03/01/33 (Call 12/01/32)	2,765	2,859,950
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	355	301,306
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,585	2,097,676
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	835	536,396
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	1,189	991,400
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	2,414	1,759,758
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	275	200,090
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(e)	675	673,724
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,956	2,372,486
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,078	3,849,632
4.15%, 05/01/47 (Call 11/01/46)	6,802	5,796,936
4.88%, 04/01/42	2,482	2,334,867
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	4,428	3,175,894
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,502	2,485,685
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	3,052	2,068,432

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$2,595	$2,334,929
2.30%, 12/01/24 (Call 11/01/24)	2,195	2,098,881
2.70%, 06/01/31 (Call 03/01/31)	2,635	2,198,486
2.95%, 12/01/29 (Call 09/01/29)	2,252	1,976,963
3.25%, 09/01/24 (Call 07/01/24)	3,012	2,933,718
3.60%, 02/01/25 (Call 11/01/24)	4,764	4,620,508
3.60%, 09/01/27 (Call 06/01/27)	3,540	3,355,106
4.70%, 02/01/45 (Call 08/01/44)	3,928	3,362,839
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	161,136
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	992,404
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,300,079
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,594,147
Mayo Clinic
3.77%, 11/15/43	245	201,488
Series 2016, 4.13%, 11/15/52	3,711	3,127,965
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,206	1,479,167
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,147	1,793,239
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,852	1,342,237
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,593	1,158,286
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,439,793
5.00%, 07/01/42	690	660,385
Series 2015, 4.20%, 07/01/55	2,084	1,732,408
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	525,769
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	1,321	1,265,439
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	2,156	1,353,666
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	2,003	1,380,548
Montefiore Obligated Group
4.29%, 09/01/50	1,216	750,065
Series 18-C, 5.24%, 11/01/48	1,802	1,300,594
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	730	547,150
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	1,388	1,086,721
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,290	1,689,860
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,706	1,153,836
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	1,413	830,957
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	906	820,329
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,079	704,458
2.61%, 08/01/60 (Call 02/01/60)	1,728	964,621
4.02%, 08/01/45	3,024	2,470,366
4.06%, 08/01/56	553	445,652
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,835	1,292,446
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,700	1,984,230
3.98%, 11/01/46 (Call 11/01/45)	2,810	2,142,822
4.26%, 11/01/47 (Call 11/01/46)	1,830	1,448,061
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	380	239,480

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	$961	$720,683
3.17%, 11/01/51 (Call 05/01/51)	2,904	2,012,879
3.32%, 11/01/61 (Call 05/01/61)	1,386	925,959
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	1,260	746,651
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	2,125	1,534,718
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,794	1,460,818
2.83%, 11/15/41 (Call 05/15/41)	1,570	1,116,097
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,631	1,141,830
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,523	1,077,812
4.09%, 10/01/48 (Call 04/01/48)	1,602	1,297,956
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,642	1,397,358
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,847	1,683,005
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,937	1,246,750
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	1,007	790,233
2.86%, 01/01/52 (Call 07/01/51)	1,516	951,836
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	1,471	975,302
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	1,205	1,139,352
Providence St Joseph Health Obligated Group
5.40%, 10/01/33	1,240	1,222,008
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	3,187	2,701,588
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	2,380	1,390,110
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,480	1,846,236
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,077	989,181
Series I, 3.74%, 10/01/47	2,293	1,662,929
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	1,031	944,932
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,511	2,130,659
2.95%, 06/30/30 (Call 03/30/30)	3,497	3,030,116
3.45%, 06/01/26 (Call 03/01/26)	3,487	3,328,795
3.50%, 03/30/25 (Call 12/30/24)	1,488	1,439,432
4.20%, 06/30/29 (Call 03/30/29)	2,603	2,491,201
4.70%, 03/30/45 (Call 09/30/44)	946	822,225
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	960	648,374
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	673	622,330
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	1,099	808,721
3.95%, 07/01/46 (Call 07/01/45)	2,263	1,816,193
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	2,630	1,661,660
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,249	805,655
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	1,041	645,066
SSM Health Care Corp.
4.89%, 06/01/28	2,085	2,060,960
Series A, 3.82%, 06/01/27 (Call 03/01/27)	135	128,095
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	1,900	1,280,372

Security	Par (000)	Value

Health Care - Services (continued)
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	$2,326	$1,834,772
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	770	686,832
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,595	1,085,302
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	248	251,398
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(b)	2,054	1,929,795
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,161	1,744,770
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,015,434
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,230,778
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	630,358
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,407,605
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,242	1,262,537
4.33%, 11/15/55	829	709,027
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	1,960	1,895,751
Trinity Health Corp.
4.13%, 12/01/45	1,166	966,357
Series 2019, 3.43%, 12/01/48(b)	1,875	1,401,769
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	1,186	819,099
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	458,400
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	2,980	2,860,770
1.15%, 05/15/26 (Call 04/15/26)	3,360	3,037,238
1.25%, 01/15/26	2,903	2,655,577
2.00%, 05/15/30	4,975	4,150,444
2.30%, 05/15/31 (Call 02/15/31)	5,370	4,483,198
2.75%, 05/15/40 (Call 11/15/39)	4,591	3,303,775
2.88%, 08/15/29	4,079	3,662,412
2.90%, 05/15/50 (Call 11/15/49)	5,043	3,351,527
2.95%, 10/15/27	3,504	3,249,154
3.05%, 05/15/41 (Call 11/15/40)	4,102	3,060,379
3.10%, 03/15/26	3,732	3,564,956
3.13%, 05/15/60 (Call 11/15/59)	2,179	1,433,346
3.25%, 05/15/51 (Call 11/15/50)	5,120	3,630,899
3.38%, 04/15/27	3,073	2,912,466
3.45%, 01/15/27	3,558	3,394,225
3.50%, 08/15/39 (Call 02/15/39)	4,654	3,802,783
3.70%, 12/15/25	2,309	2,235,204
3.70%, 08/15/49 (Call 02/15/49)	4,667	3,611,651
3.75%, 07/15/25	8,599	8,378,952
3.75%, 10/15/47 (Call 04/15/47)	3,941	3,105,626
3.85%, 06/15/28	4,936	4,723,999
3.88%, 12/15/28	3,602	3,440,162
3.88%, 08/15/59 (Call 02/15/59)	3,400	2,618,340
3.95%, 10/15/42 (Call 04/15/42)	2,765	2,307,393
4.00%, 05/15/29 (Call 03/15/29)	3,560	3,398,554
4.20%, 05/15/32 (Call 02/15/32)	5,490	5,184,372
4.20%, 01/15/47 (Call 07/15/46)	3,514	2,974,566
4.25%, 01/15/29 (Call 12/15/28)	5,490	5,321,018
4.25%, 03/15/43 (Call 09/15/42)	1,786	1,558,321
4.25%, 04/15/47 (Call 10/15/46)	3,319	2,818,760
4.25%, 06/15/48 (Call 12/15/47)	5,408	4,578,305
4.38%, 03/15/42 (Call 09/15/41)	2,109	1,870,008
4.45%, 12/15/48 (Call 06/15/48)	4,251	3,724,301
4.50%, 04/15/33 (Call 01/15/33)	5,575	5,368,781
4.63%, 07/15/35	4,521	4,369,727
4.63%, 11/15/41 (Call 05/15/41)	3,031	2,777,275
4.75%, 07/15/45	8,040	7,473,984

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 05/15/52 (Call 11/15/51)	$7,260	$6,612,916
4.95%, 05/15/62 (Call 11/15/61)	4,630	4,257,517
5.00%, 10/15/24	3,005	2,996,195
5.05%, 04/15/53 (Call 10/15/52)	6,220	5,936,555
5.15%, 10/15/25	1,430	1,429,256
5.20%, 04/15/63 (Call 10/15/62)	4,695	4,492,129
5.25%, 02/15/28 (Call 01/15/28)	2,605	2,655,589
5.30%, 02/15/30 (Call 12/15/29)	3,505	3,576,046
5.35%, 02/15/33 (Call 11/15/32)	8,665	8,888,557
5.70%, 10/15/40 (Call 04/15/40)	1,839	1,901,949
5.80%, 03/15/36	2,560	2,710,016
5.88%, 02/15/53 (Call 08/15/52)	6,705	7,162,147
5.95%, 02/15/41 (Call 08/15/40)	2,000	2,099,900
6.05%, 02/15/63 (Call 08/15/62)	2,875	3,127,339
6.50%, 06/15/37	2,763	3,096,384
6.63%, 11/15/37	3,268	3,699,245
6.88%, 02/15/38	4,706	5,465,784
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	3,860	3,428,259
2.65%, 10/15/30 (Call 07/15/30)	3,563	2,866,291
2.65%, 01/15/32 (Call 10/15/31)	2,370	1,841,490
UPMC
5.04%, 05/15/33	95	93,205
5.38%, 05/15/43 (Call 11/15/42)	280	270,903
Series D-1, 3.60%, 04/03/25	1,005	968,951
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	785	525,722
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	763	475,929
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,193	1,871,726
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	1,080	657,234
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 (Call 07/01/49)	2,661	1,522,012

		767,727,313

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,360	2,075,596
2.88%, 06/15/27 (Call 05/15/27)(b)	1,344	1,183,379
2.88%, 06/15/28 (Call 04/15/28)	4,990	4,215,951
3.20%, 11/15/31 (Call 08/15/31)	2,760	2,147,970
3.25%, 07/15/25 (Call 06/15/25)	4,498	4,217,010
3.88%, 01/15/26 (Call 12/15/25)	2,666	2,494,470
4.25%, 03/01/25 (Call 01/01/25)	2,783	2,677,552
7.00%, 01/15/27	220	220,405
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	2,000	1,729,620
2.95%, 03/10/26 (Call 02/10/26)	2,095	1,874,019
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	785	693,241
Blackstone Private Credit Fund
1.75%, 09/15/24	1,475	1,399,834
2.35%, 11/22/24	750	712,462
2.63%, 12/15/26 (Call 11/15/26)	2,845	2,447,753
2.70%, 01/15/25 (Call 11/15/24)	1,940	1,835,065
3.25%, 03/15/27 (Call 02/15/27)	6,570	5,723,981
4.00%, 01/15/29 (Call 11/15/28)	2,705	2,321,188
4.70%, 03/24/25	3,329	3,236,687
7.05%, 09/29/25	3,740	3,765,918

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	$1,374	$1,166,334
2.75%, 09/16/26 (Call 08/19/26)	1,840	1,624,573
2.85%, 09/30/28 (Call 07/30/28)	2,730	2,254,598
3.63%, 01/15/26 (Call 12/15/25)	1,687	1,563,174
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,997	2,594,743
2.88%, 06/11/28 (Call 04/11/28)	3,575	2,964,676
3.40%, 07/15/26 (Call 06/15/26)	1,745	1,571,076
3.75%, 07/22/25 (Call 06/22/25)	3,316	3,107,987
4.00%, 03/30/25 (Call 02/28/25)	1,551	1,475,513
4.25%, 01/15/26 (Call 12/15/25)	2,465	2,311,800
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	1,720	1,517,367
4.70%, 02/08/27 (Call 01/08/27)	1,435	1,314,216
5.50%, 03/21/25	410	397,323
7.75%, 09/16/27 (Call 08/16/27)	425	422,968
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,650	1,388,607
FS KKR Capital Corp.
1.65%, 10/12/24	2,517	2,372,977
2.63%, 01/15/27 (Call 12/15/26)	3,005	2,594,006
3.13%, 10/12/28 (Call 08/12/28)	3,240	2,648,182
3.25%, 07/15/27 (Call 06/15/27)	2,030	1,761,289
3.40%, 01/15/26 (Call 12/15/25)	1,565	1,435,371
4.13%, 02/01/25 (Call 01/01/25)(b)	1,268	1,219,055
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,105	1,025,992
3.75%, 02/10/25 (Call 01/10/25)(b)	1,616	1,562,252
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,118	2,633,432
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,568,801
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	2,420	2,144,435
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	375	350,209
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(b)	3,033	2,636,738
3.50%, 02/25/25 (Call 01/25/25)	956	910,074
Owl Rock Capital Corp. III, 3.13%, 04/13/27	3,075	2,639,426
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	2,265	1,960,222
3.44%, 10/15/28 (Call 08/15/28)	2,210	1,740,640
3.71%, 01/22/26 (Call 12/22/25)	2,229	2,021,257
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	530	468,732
3.88%, 11/01/24 (Call 10/01/24)	1,339	1,298,000

		105,638,146

Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,310	3,799,825
1.40%, 10/15/27 (Call 08/15/27)	1,379	1,183,775
2.50%, 10/15/24 (Call 09/15/24)	3,029	2,920,683
2.60%, 10/15/25 (Call 09/15/25)	936	879,063
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	2,855	2,802,982
4.75%, 11/29/27 (Call 05/29/27)	4,273	4,141,050
5.00%, 06/15/27 (Call 12/15/26)	2,583	2,542,628
5.25%, 06/01/26 (Call 12/01/25)	2,281	2,269,709

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	$2,437	$1,889,260
3.85%, 01/15/30 (Call 07/15/29)	2,261	1,964,854
3.97%, 08/06/61 (Call 02/06/61)	1,295	754,765
6.00%, 01/15/43 (Call 10/15/42)	2,897	2,534,209
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,208	1,034,229
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	2,305	2,271,462
5.50%, 03/01/26 (Call 12/01/25)	1,715	1,711,810
6.00%, 02/15/35	1,573	1,581,022
6.38%, 05/15/33	1,786	1,858,476
7.88%, 06/15/32	469	536,269
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	2,540	2,265,147
4.35%, 02/15/28 (Call 11/15/27)	2,245	2,106,506
4.88%, 11/15/25 (Call 08/15/25)	3,142	3,074,478
4.88%, 03/15/27 (Call 12/15/26)	2,720	2,642,561

		46,764,763

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	2,676	2,605,033
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,297	3,039,537
3.50%, 11/15/51 (Call 05/15/51)	2,335	1,606,130
3.80%, 11/15/24 (Call 08/15/24)	1,748	1,703,129
4.40%, 03/15/29 (Call 12/15/28)	2,327	2,199,131
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	2,450	1,984,598
3.70%, 05/01/25	1,826	1,770,197
4.50%, 06/01/46 (Call 12/01/45)	2,188	1,769,742
4.60%, 05/15/50 (Call 11/15/49)(b)	2,120	1,735,708
4.70%, 05/14/32 (Call 02/14/32)	2,114	1,998,935
4.75%, 02/26/29 (Call 11/26/28)(b)	3,726	3,624,914
5.50%, 03/01/33 (Call 12/01/32)	1,980	1,963,645

		26,000,699

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,350	1,818,430
2.65%, 04/30/30 (Call 02/01/30)	1,567	1,305,656
4.88%, 12/06/28 (Call 09/06/28)	4,196	4,101,548
5.75%, 03/15/33 (Call 12/15/32)	1,900	1,917,385
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,594	1,305,725
3.15%, 08/01/27 (Call 05/01/27)	4,056	3,815,804
3.95%, 08/01/47 (Call 02/01/47)	2,500	2,027,800
5.00%, 06/15/52 (Call 12/15/51)	2,190	2,069,813
5.60%, 11/15/32 (Call 08/15/32)	2,880	2,978,784
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	2,574	2,091,092
3.10%, 10/01/27 (Call 07/01/27)	2,913	2,693,389
3.90%, 05/15/28 (Call 02/15/28)	2,438	2,314,564
4.40%, 05/01/29 (Call 03/01/29)(b)	2,115	2,046,643
4.60%, 05/01/32 (Call 02/01/32)	2,924	2,827,479
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,451	2,116,414
2.00%, 11/02/31 (Call 08/02/31)	2,113	1,732,301
2.75%, 02/15/26	1,694	1,614,145
2.88%, 02/07/50 (Call 08/07/49)	2,149	1,486,743
3.05%, 08/15/25	993	954,978

Security	Par (000)	Value

Household Products & Wares (continued)
3.10%, 03/26/30 (Call 12/26/29)	$2,008	$1,811,517
3.20%, 04/25/29 (Call 01/25/29)	1,635	1,515,563
3.20%, 07/30/46 (Call 01/30/46)	2,095	1,524,615
3.90%, 05/04/47 (Call 11/04/46)	1,547	1,275,285
3.95%, 11/01/28 (Call 08/01/28)	2,527	2,447,955
4.50%, 02/16/33 (Call 11/16/32)	2,490	2,440,598
5.30%, 03/01/41	1,720	1,741,448
6.63%, 08/01/37	4,153	4,772,628

		58,748,302

Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(b)	1,590	1,890,335
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	2,910	2,736,418
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	1,775	1,599,843
2.88%, 10/15/26 (Call 07/15/26)	1,937	1,807,124
3.60%, 04/01/30 (Call 01/01/30)	5,318	4,841,667
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,068,203
4.75%, 01/15/49 (Call 07/15/48)	2,828	2,519,013
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	1,190	830,156
3.63%, 05/15/30 (Call 02/15/30)	2,769	2,557,227
4.90%, 09/15/44 (Call 03/15/44)	1,745	1,606,534
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,445	2,339,303
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	2,450	2,210,390
1.45%, 12/15/30 (Call 09/15/30)	1,519	1,163,782
3.28%, 12/15/26 (Call 09/15/26)	2,932	2,770,975
3.85%, 08/10/49 (Call 02/10/49)	2,808	2,104,989
4.20%, 12/15/46 (Call 06/15/46)	3,432	2,711,314
4.50%, 06/15/43	1,918	1,610,487
5.25%, 03/30/33 (Call 12/30/32)	1,650	1,616,026
5.35%, 06/01/33(b)	1,474	1,457,064
5.55%, 05/09/35	2,341	2,329,833
5.95%, 04/01/36	703	723,795
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	2,056	1,965,968
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,076	1,991,092
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	965	763,392
5.25%, 04/02/30 (Call 01/02/30)	442	432,811
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	5,091	4,818,631
3.40%, 06/30/30 (Call 03/30/30)	1,665	1,466,682
3.88%, 01/15/35 (Call 07/15/34)	440	380,142
3.90%, 04/01/26 (Call 01/01/26)	3,809	3,674,352
4.20%, 04/01/28 (Call 01/01/28)	1,760	1,681,768
4.38%, 06/30/50 (Call 12/30/49)	4,574	3,784,619
4.50%, 07/16/44 (Call 01/16/44)	1,550	1,314,942
4.75%, 04/01/48 (Call 10/01/47)	4,923	4,331,058
4.80%, 07/10/45 (Call 01/10/45)	3,855	3,402,924
5.13%, 03/27/33 (Call 12/27/32)	3,015	2,909,957
6.25%, 05/01/36	523	537,780
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	3,318	3,146,891
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,821	2,420,813
3.75%, 05/02/29 (Call 02/02/29)	2,587	2,406,790

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 12/15/28 (Call 09/15/28)	$1,801	$1,742,972
6.25%, 09/30/40	1,424	1,482,498
8.21%, 01/01/27	201	211,426
Aon Global Ltd.
2.05%, 08/23/31 (Call 05/23/31)	3,640	2,876,474
2.60%, 12/02/31 (Call 09/02/31)	1,460	1,197,915
2.85%, 05/28/27 (Call 04/28/27)	2,035	1,871,834
2.90%, 08/23/51 (Call 02/23/51)	2,475	1,571,006
3.88%, 12/15/25 (Call 09/15/25)	1,601	1,549,320
3.90%, 02/28/52 (Call 08/28/51)	3,405	2,606,017
4.60%, 06/14/44 (Call 03/14/44)	2,372	2,031,144
4.75%, 05/15/45 (Call 11/15/44)	2,159	1,881,828
5.00%, 09/12/32 (Call 06/12/32)	1,555	1,517,011
5.35%, 02/28/33 (Call 11/28/32)	1,675	1,670,863
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	2,957	2,821,155
5.03%, 12/15/46 (Call 06/15/46)	1,674	1,468,316
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,387	3,162,939
7.35%, 05/01/34	1,745	1,946,862
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,520	2,236,979
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,190	1,736,692
3.05%, 03/09/52 (Call 09/09/51)	1,690	1,060,610
3.50%, 05/20/51 (Call 11/20/50)	1,877	1,296,519
5.50%, 03/02/33 (Call 12/02/32)	2,015	2,000,230
5.75%, 03/02/53 (Call 09/02/52)	1,188	1,162,410
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,515	1,146,870
3.70%, 02/22/30 (Call 11/22/29)	2,307	1,992,902
4.90%, 03/27/28 (Call 12/27/27)	1,940	1,874,913
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,581	2,192,921
3.60%, 09/15/51 (Call 03/15/51)	700	463,820
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	1,675	1,060,560
3.50%, 01/15/31 (Call 10/15/30)	1,870	1,564,704
3.95%, 05/25/51 (Call 11/25/50)	3,250	2,254,525
4.13%, 01/12/28 (Call 10/12/27)	4,295	4,011,745
6.15%, 04/03/30 (Call 01/03/30)	1,397	1,410,663
6.65%, 02/01/33 (Call 11/01/32)	2,255	2,316,178
AXA SA, 8.60%, 12/15/30	45	54,353
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,474	1,337,404
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	1,471	1,176,020
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,729	2,559,038
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,605	2,895,356
1.85%, 03/12/30 (Call 12/12/29)	2,681	2,254,024
2.30%, 03/15/27 (Call 02/15/27)	4,070	3,772,483
2.50%, 01/15/51 (Call 07/15/50)	4,735	2,951,468
2.85%, 10/15/50 (Call 04/15/50)	5,954	3,994,420
2.88%, 03/15/32 (Call 12/15/31)	3,414	2,982,402
3.85%, 03/15/52 (Call 09/15/51)	4,550	3,614,110
4.20%, 08/15/48 (Call 02/15/48)	8,757	7,620,429
4.25%, 01/15/49 (Call 07/15/48)	6,209	5,464,851
4.30%, 05/15/43	3,462	3,099,286
4.40%, 05/15/42	4,163	3,852,482

Security	Par (000)	Value

Insurance (continued)
5.75%, 01/15/40	$4,663	$5,045,319
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	11,311	10,840,689
4.50%, 02/11/43	4,860	4,553,334
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	134,029
3.85%, 12/22/51 (Call 06/22/51)	1,290	809,036
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,658,391
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,698,222
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3,918	3,130,364
4.20%, 09/15/24 (Call 06/15/24)	4,015	3,944,175
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,155,130
4.50%, 03/15/29 (Call 12/15/28)	2,015	1,895,853
4.95%, 03/17/52 (Call 09/17/51)	2,830	2,387,331
Chubb Corp. (The)
6.00%, 05/11/37	3,784	4,025,533
Series 1, 6.50%, 05/15/38	195	217,195
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,610	1,266,828
2.85%, 12/15/51 (Call 06/15/51)	1,220	812,715
3.05%, 12/15/61 (Call 06/15/61)	3,715	2,406,986
3.15%, 03/15/25	4,665	4,513,434
3.35%, 05/03/26 (Call 02/03/26)	1,957	1,874,806
4.15%, 03/13/43	3,515	3,004,552
4.35%, 11/03/45 (Call 05/03/45)	5,825	5,089,477
6.70%, 05/15/36	305	341,448
Cincinnati Financial Corp.
6.13%, 11/01/34	1,354	1,393,212
6.92%, 05/15/28	899	958,900
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	1,060	848,816
3.45%, 08/15/27 (Call 05/15/27)	2,302	2,149,723
3.90%, 05/01/29 (Call 02/01/29)	2,346	2,182,859
4.50%, 03/01/26 (Call 12/01/25)	2,644	2,575,441
5.50%, 06/15/33 (Call 03/15/33)	725	708,224
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	2,096	2,053,912
5.25%, 05/30/29 (Call 02/28/29)	2,385	2,274,885
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	3,620	3,482,042
3.65%, 04/05/27 (Call 03/05/27)	3,851	3,620,479
3.85%, 04/05/29 (Call 02/05/29)	2,445	2,240,329
3.90%, 04/05/32 (Call 01/05/32)	3,900	3,407,313
4.35%, 04/05/42 (Call 10/05/41)	1,805	1,429,740
4.40%, 04/05/52 (Call 10/05/51)	1,950	1,506,238
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)	440	425,264
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	760	601,783
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)	10	8,738
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,346	1,048,238
4.95%, 06/01/29 (Call 03/01/29)	2,471	2,312,683
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,213	4,933,687
5.00%, 04/20/48 (Call 10/20/47)	5,222	4,398,021
5.59%, 01/11/33 (Call 10/11/32)	4,805	4,708,708

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
7.00%, 04/01/28	$1,009	$1,063,769
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	3,203	2,041,848
3.50%, 10/15/50 (Call 04/15/50)	3,669	2,512,898
4.87%, 06/01/44	1,681	1,465,630
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(e)	2,056	2,093,481
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,807	1,515,025
4.63%, 04/29/30 (Call 01/29/30)	1,657	1,522,468
4.85%, 04/17/28 (Call 01/17/28)	2,889	2,781,558
5.63%, 08/16/32 (Call 05/16/32)	1,125	1,084,905
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,619	2,082,969
3.20%, 09/17/51 (Call 03/17/51)	2,405	1,409,835
3.40%, 06/15/30 (Call 03/15/30)	2,915	2,532,639
4.50%, 08/15/28 (Call 05/15/28)	2,472	2,323,408
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,162	1,657,195
4.00%, 05/15/30 (Call 02/15/30)	1,125	978,413
4.60%, 11/15/24	2,613	2,565,888
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,462	2,768,700
4.55%, 09/15/28 (Call 06/15/28)	2,940	2,847,390
4.80%, 06/15/32 (Call 03/15/32)	460	436,315
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,460	1,942,834
4.50%, 04/15/26 (Call 01/15/26)	2,622	2,545,411
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	3,080	2,694,138
2.90%, 09/15/51 (Call 03/15/51)	2,000	1,272,800
3.60%, 08/19/49 (Call 02/19/49)	3,381	2,466,270
4.30%, 04/15/43	1,544	1,227,001
4.40%, 03/15/48 (Call 09/15/47)	2,193	1,822,887
5.95%, 10/15/36	1,205	1,226,196
6.10%, 10/01/41	1,994	2,013,302
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	3,345	2,624,086
4.00%, 11/23/51 (Call 05/23/51)	985	655,744
5.17%, 06/08/27 (Call 05/08/27)	2,260	2,215,229
5.67%, 06/08/32 (Call 03/08/32)	830	792,550
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	1,775	1,362,437
3.80%, 02/23/32 (Call 11/23/31)	1,250	1,010,762
4.35%, 02/15/25 (Call 11/15/24)	990	961,567
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	2,036	1,712,317
3.35%, 03/09/25(b)	1,478	1,417,845
3.40%, 01/15/31 (Call 10/15/30)(b)	2,314	1,951,628
3.40%, 03/01/32 (Call 12/01/31)	384	312,223
3.63%, 12/12/26 (Call 09/15/26)(b)	1,763	1,650,644
3.80%, 03/01/28 (Call 12/01/27)(b)	2,249	2,062,311
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,331,741
4.38%, 06/15/50 (Call 12/15/49)(b)	1,287	923,590
6.30%, 10/09/37	1,160	1,154,873
7.00%, 06/15/40	1,963	2,060,856
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,740	2,421,886
3.75%, 04/01/26 (Call 01/01/26)	4,402	4,239,258
4.13%, 05/15/43 (Call 11/15/42)	3,407	2,800,179

Security	Par (000)	Value

Insurance (continued)
6.00%, 02/01/35	$297	$306,739
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	3,140	2,875,738
3.70%, 03/16/32 (Call 12/16/31)	2,590	2,323,049
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	3,463	3,242,164
4.15%, 03/04/26	4,561	4,432,334
5.38%, 03/04/46	1,478	1,421,939
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	1,250	1,119,312
3.45%, 05/07/52 (Call 11/07/51)	2,810	1,900,965
3.50%, 11/01/27 (Call 08/01/27)	2,087	1,947,881
4.15%, 09/17/50 (Call 03/17/50)	2,416	1,823,114
4.30%, 11/01/47 (Call 05/01/47)	1,566	1,208,529
5.00%, 04/05/46	2,390	2,075,165
5.00%, 05/20/49 (Call 11/20/48)	1,845	1,618,194
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,410	2,814,955
2.38%, 12/15/31 (Call 09/15/31)	355	288,860
2.90%, 12/15/51 (Call 06/15/51)	755	488,847
3.50%, 03/10/25 (Call 12/10/24)	4,649	4,515,062
3.75%, 03/14/26 (Call 12/14/25)	4,139	3,998,978
4.20%, 03/01/48 (Call 09/01/47)	3,055	2,527,982
4.35%, 01/30/47 (Call 07/30/46)	3,027	2,564,505
4.38%, 03/15/29 (Call 12/15/28)	6,217	6,016,813
4.75%, 03/15/39 (Call 09/15/38)	2,143	1,986,304
4.90%, 03/15/49 (Call 09/15/48)	5,286	4,854,028
5.45%, 03/15/53 (Call 09/15/52)	950	936,976
5.75%, 11/01/32 (Call 08/01/32)	815	845,448
5.88%, 08/01/33	1,255	1,314,437
6.25%, 11/01/52 (Call 05/01/52)	785	857,738
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,460	2,308,415
MetLife Inc.
3.00%, 03/01/25	4,113	3,967,852
3.60%, 11/13/25 (Call 08/13/25)	2,773	2,682,101
4.05%, 03/01/45	4,027	3,291,952
4.13%, 08/13/42	3,658	3,031,421
4.55%, 03/23/30 (Call 12/23/29)	5,112	4,968,813
4.60%, 05/13/46 (Call 11/13/45)	2,389	2,096,515
4.72%, 12/15/44	2,931	2,570,692
4.88%, 11/13/43	3,275	2,986,178
5.00%, 07/15/52 (Call 01/15/52)	2,180	1,983,517
5.25%, 01/15/54 (Call 07/15/53)	3,690	3,493,692
5.38%, 07/15/33 (Call 04/15/33)	2,635	2,622,273
5.70%, 06/15/35	5,763	5,898,892
5.88%, 02/06/41	3,447	3,546,584
6.38%, 06/15/34	1,606	1,724,844
6.40%, 12/15/66 (Call 12/15/31)	3,729	3,712,481
6.50%, 12/15/32(b)	2,095	2,271,231
10.75%, 08/01/69 (Call 08/01/34)	2,152	2,760,521
Munich Re America Corp., Series B, 7.45%, 12/15/26(b)	235	250,759
Nationwide Financial Services Inc., 6.75%, 05/15/87	309	296,550
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,959	1,363,092
3.88%, 08/26/26 (Call 07/26/26)	3,756	3,569,552
4.88%, 10/01/24 (Call 09/01/24)	2,744	2,705,913

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	$2,776	$2,513,585
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(a)	177	149,284
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,338	1,100,050
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,119	2,544,137
3.10%, 11/15/26 (Call 08/15/26)	3,215	2,990,111
3.40%, 05/15/25 (Call 02/15/25)	2,729	2,627,836
3.70%, 05/15/29 (Call 02/15/29)	1,530	1,402,214
4.30%, 11/15/46 (Call 05/15/46)	1,504	1,180,309
4.35%, 05/15/43	1,923	1,541,227
4.63%, 09/15/42	516	431,933
5.38%, 03/15/33 (Call 12/15/32)	855	846,467
5.50%, 03/15/53 (Call 09/15/52)	1,240	1,156,226
6.05%, 10/15/36	1,880	1,929,989
Progressive Corp. (The)
2.45%, 01/15/27	2,421	2,231,460
2.50%, 03/15/27 (Call 02/15/27)	3,265	3,003,147
3.00%, 03/15/32 (Call 12/15/31)	1,290	1,122,094
3.20%, 03/26/30 (Call 12/26/29)	4,426	3,950,382
3.70%, 01/26/45	717	540,453
3.70%, 03/15/52 (Call 09/15/51)	1,435	1,095,350
3.95%, 03/26/50 (Call 09/26/49)	2,004	1,603,320
4.00%, 03/01/29 (Call 12/01/28)	2,852	2,741,913
4.13%, 04/15/47 (Call 10/15/46)	5,866	4,873,355
4.20%, 03/15/48 (Call 09/15/47)	1,925	1,613,054
4.35%, 04/25/44	928	779,427
4.95%, 06/15/33 (Call 03/15/33)	1,420	1,394,511
6.25%, 12/01/32	1,746	1,873,790
6.63%, 03/01/29	391	426,065
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	2,556	2,338,587
2.10%, 03/10/30 (Call 12/10/29)(b)	3,695	3,095,412
3.00%, 03/10/40 (Call 09/10/39)	2,247	1,658,084
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	545	463,250
3.70%, 03/13/51 (Call 09/13/50)	5,634	4,198,964
3.88%, 03/27/28 (Call 12/27/27)	2,642	2,519,041
3.91%, 12/07/47 (Call 06/07/47)	3,626	2,816,641
3.94%, 12/07/49 (Call 06/07/49)	4,156	3,192,057
4.35%, 02/25/50 (Call 08/25/49)	3,977	3,308,069
4.42%, 03/27/48 (Call 09/27/47)	1,873	1,571,260
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	3,210	2,883,992
4.60%, 05/15/44	3,006	2,650,150
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	540	482,522
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	4,192	4,099,902
5.70%, 12/14/36	3,544	3,614,703
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	3,723	3,519,352
5.75%, 07/15/33	567	596,569
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	396	378,861
6.63%, 12/01/37	1,281	1,415,479
6.63%, 06/21/40	1,630	1,766,170
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)	225	222,305

Security	Par (000)	Value

Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30	$2,816	$2,479,572
3.63%, 03/24/32	2,765	2,435,550
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,526	2,157,482
3.90%, 05/15/29 (Call 02/15/29)	3,203	2,934,012
3.95%, 09/15/26 (Call 06/15/26)	3,396	3,233,807
6.00%, 09/15/33 (Call 06/15/33)	1,246	1,252,280
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,563	1,455,763
3.70%, 04/01/25 (Call 01/01/25)	445	430,902
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,425	2,172,097
5.75%, 06/05/33	3,045	2,957,730
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	330	296,555
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	3,725	2,807,756
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,983	2,422,036
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,226	1,394,077
3.05%, 06/08/51 (Call 12/08/50)	3,294	2,271,378
3.75%, 05/15/46 (Call 11/15/45)	1,845	1,425,816
4.00%, 05/30/47 (Call 11/30/46)	3,184	2,618,872
4.05%, 03/07/48 (Call 09/07/47)	2,080	1,723,405
4.10%, 03/04/49 (Call 09/04/48)	2,156	1,784,047
4.30%, 08/25/45 (Call 02/25/45)	2,326	1,968,122
4.60%, 08/01/43	1,000	898,750
5.35%, 11/01/40	2,662	2,657,554
6.25%, 06/15/37	3,388	3,698,070
6.75%, 06/20/36	1,502	1,708,059
Travelers Cos. Inc. (The), 5.45%, 05/25/53 (Call 11/25/52)	1,410	1,425,580
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,173	2,385,085
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,233	2,157,480
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,862,102
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,413,100
4.50%, 12/15/49 (Call 06/15/49)	745	560,851
5.75%, 08/15/42	2,380	2,172,869
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,305	779,059
3.55%, 03/30/52 (Call 09/30/51)	903	621,481
4.00%, 05/12/50 (Call 11/12/49)	2,791	2,121,216
4.75%, 08/01/44	2,463	2,099,240
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,884	2,499,534
3.88%, 09/15/49 (Call 03/15/49)	2,640	1,863,866
4.50%, 09/15/28 (Call 06/15/28)	2,683	2,553,679
4.65%, 06/15/27 (Call 05/15/27)	3,653	3,538,734
5.05%, 09/15/48 (Call 03/15/48)	2,140	1,796,851
5.35%, 05/15/33 (Call 02/15/33)	1,365	1,318,221
XLIT Ltd., 5.25%, 12/15/43	1,675	1,585,572

		692,378,185

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	3,230	2,588,716
2.70%, 02/09/41 (Call 08/09/40)	2,065	1,317,924
3.15%, 02/09/51 (Call 08/09/50)	6,770	4,100,318

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.25%, 02/09/61 (Call 08/09/60)	$4,043	$2,332,568
3.40%, 12/06/27 (Call 09/06/27)	11,209	10,412,713
3.60%, 11/28/24 (Call 08/28/24)	10,174	9,910,595
4.00%, 12/06/37 (Call 06/06/37)	4,555	3,696,291
4.20%, 12/06/47 (Call 06/06/47)	7,255	5,404,467
4.40%, 12/06/57 (Call 06/06/57)	3,865	2,851,326
4.50%, 11/28/34 (Call 05/28/34)	3,652	3,276,720
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	3,553	3,260,517
0.80%, 08/15/27 (Call 06/15/27)	4,640	4,023,298
1.10%, 08/15/30 (Call 05/15/30)	7,924	6,347,203
1.90%, 08/15/40 (Call 02/15/40)	5,548	3,720,433
2.00%, 08/15/26 (Call 05/15/26)	8,666	8,020,383
2.05%, 08/15/50 (Call 02/15/50)	9,838	5,886,469
2.25%, 08/15/60 (Call 02/15/60)(b)	4,560	2,659,438
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,800	2,599,772
1.00%, 05/12/26 (Call 04/12/26)	10,620	9,595,064
1.20%, 06/03/27 (Call 04/03/27)	2,318	2,040,443
1.50%, 06/03/30 (Call 03/03/30)	8,525	6,925,454
1.65%, 05/12/28 (Call 03/12/28)	10,785	9,420,698
2.10%, 05/12/31 (Call 02/12/31)	10,685	8,865,131
2.50%, 06/03/50 (Call 12/03/49)	8,076	5,141,666
2.70%, 06/03/60 (Call 12/03/59)	7,725	4,753,579
2.88%, 05/12/41 (Call 11/12/40)	8,544	6,397,662
3.00%, 04/13/25	830	803,523
3.10%, 05/12/51 (Call 11/12/50)	11,660	8,319,060
3.15%, 08/22/27 (Call 05/22/27)	14,628	13,756,318
3.25%, 05/12/61 (Call 11/12/60)	6,910	4,793,122
3.30%, 04/13/27 (Call 03/13/27)	6,310	6,005,606
3.45%, 04/13/29 (Call 02/13/29)	4,385	4,123,610
3.60%, 04/13/32 (Call 01/13/32)	7,110	6,535,939
3.80%, 12/05/24 (Call 09/05/24)	6,595	6,476,356
3.88%, 08/22/37 (Call 02/22/37)	11,702	10,552,630
3.95%, 04/13/52 (Call 10/13/51)	9,230	7,698,005
4.05%, 08/22/47 (Call 02/22/47)	12,233	10,563,807
4.10%, 04/13/62 (Call 10/13/61)	4,723	3,914,281
4.25%, 08/22/57 (Call 02/22/57)	7,741	6,695,655
4.55%, 12/01/27 (Call 11/01/27)	2,325	2,314,724
4.60%, 12/01/25	4,965	4,930,096
4.65%, 12/01/29 (Call 10/01/29)	4,140	4,124,309
4.70%, 11/29/24	3,750	3,724,575
4.70%, 12/01/32 (Call 09/01/32)	5,975	5,935,027
4.80%, 12/05/34 (Call 06/05/34)	5,157	5,174,998
4.95%, 12/05/44 (Call 06/05/44)	5,398	5,321,618
5.20%, 12/03/25 (Call 09/03/25)	4,390	4,404,268
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,344,473
1.72%, 04/09/26 (Call 03/09/26)	520	471,110
2.38%, 10/09/30 (Call 07/09/30)	69	55,980
2.38%, 08/23/31 (Call 05/23/31)	760	602,505
3.08%, 04/07/25 (Call 03/07/25)(b)	545	522,611
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,253,430
3.63%, 07/06/27	1,964	1,844,766
4.13%, 06/30/25	2,421	2,351,251
4.38%, 03/29/28 (Call 12/29/27)	2,260	2,166,594
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,916,818
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,964	3,740,351
3.60%, 06/01/26 (Call 03/01/26)	4,676	4,493,355

Security	Par (000)	Value

Internet (continued)
3.65%, 03/15/25 (Call 12/15/24)	$3,201	$3,122,415
4.63%, 04/13/30 (Call 01/13/30)	7,014	6,856,816
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	4,400	3,966,072
1.90%, 03/11/25 (Call 02/11/25)	4,092	3,875,820
2.60%, 05/10/31 (Call 02/10/31)	3,385	2,798,786
2.70%, 03/11/30 (Call 12/11/29)	4,031	3,435,903
3.60%, 06/05/27 (Call 03/05/27)	4,805	4,534,334
3.65%, 05/10/51 (Call 11/10/50)	3,595	2,563,666
4.00%, 07/15/42 (Call 01/15/42)	4,791	3,747,424
5.90%, 11/22/25 (Call 10/22/25)	200	201,564
5.95%, 11/22/27 (Call 10/22/27)(b)	1,465	1,500,995
6.30%, 11/22/32 (Call 08/22/32)(b)	2,255	2,376,319
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	2,638	2,206,159
3.25%, 02/15/30 (Call 11/15/29)	4,684	4,078,171
3.80%, 02/15/28 (Call 11/15/27)	2,254	2,101,810
4.63%, 08/01/27 (Call 05/01/27)	1,311	1,270,739
5.00%, 02/15/26 (Call 11/15/25)	4,102	4,051,627
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	1,993,087
3.88%, 04/29/26	885	846,945
4.13%, 01/14/50 (Call 07/14/49)	1,975	1,453,975
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	11,490	10,945,949
3.85%, 08/15/32 (Call 05/15/32)	10,790	9,901,336
4.45%, 08/15/52 (Call 02/15/52)	9,855	8,353,689
4.60%, 05/15/28 (Call 04/15/28)	3,855	3,818,686
4.65%, 08/15/62 (Call 02/15/62)	5,450	4,630,484
4.80%, 05/15/30 (Call 03/15/30)	2,925	2,910,375
4.95%, 05/15/33 (Call 02/15/33)	3,405	3,385,557
5.60%, 05/15/53 (Call 11/15/52)	7,435	7,460,353
5.75%, 05/15/63 (Call 11/15/62)	3,355	3,383,551
Netflix Inc.
4.38%, 11/15/26	490	476,437
4.88%, 04/15/28	845	832,866
5.88%, 02/15/25	525	527,515
5.88%, 11/15/28	655	673,543
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(b)	1,464	1,341,097
2.00%, 09/03/30 (Call 06/03/30)	3,496	2,720,937
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	3,750	3,071,663
4.75%, 07/15/27 (Call 10/02/23)	3,475	3,384,720
5.25%, 04/01/25 (Call 01/01/25)	2,445	2,425,758
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(b)	4,329	3,390,949

		413,097,711

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	3,097	2,932,952
4.55%, 03/11/26	3,160	3,093,198
6.55%, 11/29/27 (Call 10/29/27)	3,880	3,973,818
6.75%, 03/01/41	2,115	2,104,806
6.80%, 11/29/32 (Call 08/29/32)	2,580	2,654,123
7.00%, 10/15/39	2,355	2,424,590
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,887	3,656,579
2.70%, 06/01/30 (Call 03/01/30)	2,979	2,553,152
2.98%, 12/15/55 (Call 06/15/55)	5,727	3,488,201
3.13%, 04/01/32 (Call 01/01/32)	260	221,413

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.85%, 04/01/52 (Call 09/01/51)	$2,490	$1,882,266
3.95%, 05/23/25	3,080	2,994,191
3.95%, 05/01/28 (Call 02/01/28)	1,343	1,276,723
4.30%, 05/23/27 (Call 04/23/27)	3,665	3,554,317
4.40%, 05/01/48 (Call 11/01/47)	274	227,738
5.20%, 08/01/43 (Call 02/01/43)	1,080	1,035,245
6.40%, 12/01/37	508	550,362
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	3,123	2,870,724
2.15%, 08/15/30 (Call 05/15/30)	395	319,101
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,030	884,492
2.40%, 06/15/25 (Call 05/15/25)	2,250	2,118,578
2.80%, 12/15/24 (Call 11/15/24)	3,033	2,922,023
3.25%, 01/15/31 (Call 10/15/30)	2,261	1,969,964
3.25%, 10/15/50 (Call 04/15/50)	1,989	1,285,013
3.45%, 04/15/30 (Call 01/15/30)	2,144	1,902,864
5.00%, 12/15/26 (Call 10/02/23)	2,838	2,777,465
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,764	4,174,741
6.13%, 06/12/33 (Call 03/12/33)	830	823,709
6.25%, 08/10/26(b)	660	673,015
6.88%, 11/21/36	6,067	6,305,797
6.88%, 11/10/39	3,600	3,751,236
8.25%, 01/17/34(b)	530	603,447
Vale SA, 5.63%, 09/11/42(b)	1,176	1,110,473

		73,116,316

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	1,519	1,164,496
4.40%, 09/15/32 (Call 06/15/32)(b)	2,830	2,429,272
5.10%, 04/01/52 (Call 10/01/51)	1,570	1,153,715
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,565	2,462,169
4.63%, 07/28/45 (Call 01/28/45)(b)	1,504	1,151,402

		8,361,054

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,496	2,205,840
3.70%, 01/15/31 (Call 10/15/30)	1,800	1,544,112
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 09/18/23)	2,055	1,966,430
4.38%, 09/15/28 (Call 06/15/28)	2,260	2,131,677
4.85%, 03/15/26 (Call 12/15/25)	2,968	2,908,017
5.38%, 04/23/25 (Call 03/23/25)	2,503	2,481,299
5.75%, 01/30/27 (Call 12/30/26)	1,495	1,498,259
5.75%, 04/23/30 (Call 01/23/30)	2,132	2,134,132
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,726	1,674,824
3.75%, 10/01/25 (Call 07/01/25)	1,470	1,417,124
4.90%, 04/15/29 (Call 03/15/29)	550	535,183
5.00%, 10/15/27 (Call 09/15/27)	2,810	2,781,647
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	2,119	2,039,516
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	4,586	4,593,750
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,317	5,035,465
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,369	2,012,158
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	656	544,710
Series II, 2.75%, 10/15/33 (Call 07/15/33)	3,405	2,659,680
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,108	3,858,562

Security	Par (000)	Value

Lodging (continued)
Series X, 4.00%, 04/15/28 (Call 01/15/28)	$1,734	$1,628,642
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)(b)	2,000	1,741,300
3.35%, 03/08/29 (Call 01/08/29)	2,200	1,831,962
3.50%, 08/08/31 (Call 05/08/31)	2,130	1,704,873
4.30%, 01/08/26 (Call 12/08/25)	335	313,811
4.88%, 06/18/30 (Call 03/18/30)	2,000	1,746,400
5.65%, 08/08/28 (Call 05/08/28)	2,500	2,359,275

		55,348,648

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	800	770,688
4.38%, 05/08/42	260	222,304
Caterpillar Financial Services Corp.
0.60%, 09/13/24	1,544	1,469,641
0.80%, 11/13/25	999	909,939
0.90%, 03/02/26	1,095	990,745
1.10%, 09/14/27	1,706	1,475,912
1.15%, 09/14/26	3,180	2,843,556
1.45%, 05/15/25	1,200	1,125,480
1.70%, 01/08/27	3,145	2,848,867
2.15%, 11/08/24	4,576	4,405,819
2.40%, 08/09/26	2,384	2,219,433
3.25%, 12/01/24	2,870	2,796,700
3.40%, 05/13/25	270	261,700
3.60%, 08/12/27	3,625	3,466,624
3.65%, 08/12/25	3,075	2,985,333
4.35%, 05/15/26	4,110	4,044,076
4.80%, 01/06/26	300	298,527
4.90%, 01/17/25	3,845	3,830,235
5.15%, 08/11/25	4,900	4,900,637
5.40%, 03/10/25	395	396,110
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(b)	525	440,601
2.60%, 09/19/29 (Call 06/19/29)(b)	2,958	2,645,724
2.60%, 04/09/30 (Call 01/09/30)	4,035	3,549,025
3.25%, 09/19/49 (Call 03/19/49)	4,719	3,558,504
3.25%, 04/09/50 (Call 10/09/49)	4,867	3,682,129
3.80%, 08/15/42	6,818	5,778,732
4.30%, 05/15/44 (Call 11/15/43)	2,122	1,906,299
4.75%, 05/15/64 (Call 11/15/63)	2,373	2,192,557
5.20%, 05/27/41	1,751	1,773,238
5.30%, 09/15/35	575	594,222
6.05%, 08/15/36	1,348	1,477,785
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,900	1,699,664
1.88%, 01/15/26 (Call 12/15/25)	1,750	1,607,060
3.95%, 05/23/25	1,985	1,928,050
4.55%, 04/10/28 (Call 03/10/28)	2,805	2,712,659
5.45%, 10/14/25	1,680	1,674,506
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	3,070	2,898,602
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,105	2,990,829
2.88%, 09/07/49 (Call 03/07/49)	2,130	1,540,097
3.10%, 04/15/30 (Call 01/15/30)	3,206	2,899,955
3.75%, 04/15/50 (Call 10/15/49)(b)	3,676	3,140,113
3.90%, 06/09/42 (Call 12/09/41)	4,429	3,885,695
5.38%, 10/16/29	1,660	1,712,821
7.13%, 03/03/31	775	897,357

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	$2,110	$1,855,640
3.15%, 11/15/25 (Call 08/15/25)	2,486	2,366,249
5.38%, 10/15/35	142	142,876
5.38%, 03/01/41 (Call 12/01/40)	1,950	1,861,509
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,355	1,868,528
3.50%, 10/01/30 (Call 07/01/30)	2,218	1,900,161
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,280	1,878,173
3.00%, 05/01/30 (Call 02/01/30)	1,489	1,293,509
John Deere Capital Corp.
0.63%, 09/10/24	1,460	1,389,847
0.70%, 01/15/26	3,690	3,339,339
1.05%, 06/17/26(b)	2,150	1,932,162
1.25%, 01/10/25	2,035	1,929,180
1.30%, 10/13/26	2,070	1,853,457
1.45%, 01/15/31	2,905	2,301,719
1.50%, 03/06/28	1,827	1,579,387
1.70%, 01/11/27	2,470	2,226,878
1.75%, 03/09/27	2,376	2,134,076
2.00%, 06/17/31	3,104	2,533,050
2.05%, 01/09/25	3,275	3,141,249
2.13%, 03/07/25	665	635,035
2.25%, 09/14/26	2,216	2,051,573
2.35%, 03/08/27	1,123	1,030,218
2.45%, 01/09/30	3,251	2,831,491
2.65%, 06/10/26	1,239	1,163,235
2.80%, 09/08/27	2,622	2,426,032
2.80%, 07/18/29	2,801	2,526,026
3.05%, 01/06/28	1,130	1,053,013
3.35%, 04/18/29	2,450	2,274,605
3.40%, 06/06/25	1,670	1,619,566
3.40%, 09/11/25	895	864,677
3.45%, 03/13/25	4,243	4,133,658
3.45%, 03/07/29	2,914	2,712,788
3.90%, 06/07/32	440	409,900
4.05%, 09/08/25	2,315	2,268,469
4.15%, 09/15/27	3,195	3,117,298
4.35%, 09/15/32	2,710	2,627,860
4.55%, 10/11/24	1,370	1,358,341
4.70%, 06/10/30	2,050	2,024,129
4.75%, 06/08/26	2,300	2,287,258
4.75%, 01/20/28	1,265	1,259,978
4.80%, 01/09/26	1,395	1,386,700
4.85%, 10/11/29	1,860	1,861,283
4.95%, 06/06/25	2,120	2,110,587
4.95%, 07/14/28	1,390	1,394,684
5.05%, 03/03/26	175	175,100
5.15%, 03/03/25	305	304,884
Series MTN, 4.90%, 03/03/28	50	50,095
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,593	1,256,893
4.55%, 04/15/28 (Call 01/15/28)	2,704	2,558,309
5.65%, 05/15/33 (Call 02/15/33)	1,435	1,388,606
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,061	933,531
4.60%, 05/15/28 (Call 02/15/28)	1,678	1,638,466
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	5,319	5,041,135

Security	Par (000)	Value

Machinery (continued)
2.29%, 04/05/27 (Call 02/05/27)	$1,778	$1,615,473
2.57%, 02/15/30 (Call 11/15/29)	6,526	5,579,077
3.11%, 02/15/40 (Call 08/15/39)	4,048	3,045,675
3.36%, 02/15/50 (Call 08/15/49)	2,441	1,756,397
5.25%, 08/16/28 (Call 07/16/28)	1,375	1,384,364
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,775	1,410,202
2.80%, 08/15/61 (Call 02/15/61)	2,373	1,464,544
2.88%, 03/01/25 (Call 12/01/24)	1,417	1,368,014
3.50%, 03/01/29 (Call 12/01/28)	2,038	1,910,156
4.20%, 03/01/49 (Call 09/01/48)	2,683	2,322,539
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,454	2,340,772
3.45%, 11/15/26 (Call 08/15/26)	4,493	4,229,171
4.95%, 09/15/28 (Call 06/15/28)	5,785	5,579,054
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,897	2,542,233
2.25%, 01/30/31 (Call 10/30/30)	2,913	2,392,913
3.25%, 11/01/26 (Call 08/01/26)	3,103	2,920,016
4.38%, 11/01/46 (Call 05/01/46)	1,185	960,525

		240,572,087

Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	355	355,987
5.70%, 08/14/33 (Call 05/14/33)	280	283,833

		639,820

Manufacturing — 0.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,503	3,326,729
2.25%, 09/19/26 (Call 06/19/26)(b)	3,270	3,009,577
2.38%, 08/26/29 (Call 05/26/29)(b)	4,565	3,923,252
2.65%, 04/15/25 (Call 03/15/25)(b)	2,730	2,603,819
2.88%, 10/15/27 (Call 07/15/27)(b)	3,688	3,396,205
3.00%, 08/07/25(b)	2,008	1,926,174
3.05%, 04/15/30 (Call 01/15/30)(b)	1,875	1,673,625
3.13%, 09/19/46 (Call 03/19/46)(b)	2,057	1,393,000
3.25%, 08/26/49 (Call 02/26/49)(b)	4,088	2,829,223
3.38%, 03/01/29 (Call 12/01/28)(b)	3,748	3,430,882
3.63%, 09/14/28 (Call 06/14/28)	2,940	2,750,252
3.63%, 10/15/47 (Call 04/15/47)(b)	2,116	1,580,694
3.70%, 04/15/50 (Call 10/15/49)(b)	2,627	2,013,096
3.88%, 06/15/44(b)	1,485	1,175,006
4.00%, 09/14/48 (Call 03/14/48)(b)	4,750	3,852,393
5.70%, 03/15/37(b)	1,932	2,049,021
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,160	912,885
2.75%, 03/01/30 (Call 12/01/29)	4,079	3,453,322
3.50%, 12/01/24 (Call 10/01/24)	2,062	1,998,367
3.75%, 12/01/27 (Call 09/01/27)	1,565	1,476,468
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,062	2,870,931
3.92%, 09/15/47 (Call 03/15/47)	2,509	2,055,172
4.00%, 11/02/32	3,239	3,026,230
4.15%, 03/15/33 (Call 12/15/32)	3,155	2,970,180
4.15%, 11/02/42	2,849	2,476,579
4.35%, 05/18/28 (Call 04/18/28)	715	702,159
4.70%, 08/23/52 (Call 02/23/52)	1,645	1,529,603
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	3,847	3,668,538

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	$430	$409,339
4.42%, 11/15/35	2,921	2,707,008
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	765	635,807
4.50%, 03/11/44	280	245,025
5.88%, 01/14/38	890	934,642
6.75%, 03/15/32	400	445,936
6.88%, 01/10/39	780	906,360
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,694	6,269,333
3.90%, 09/01/42 (Call 03/01/42)	1,842	1,588,154
4.88%, 09/15/41 (Call 03/15/41)	2,130	2,065,397
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,196	3,947,932
3.25%, 06/14/29 (Call 03/14/29)	3,273	2,959,218
3.30%, 11/21/24 (Call 08/21/24)	1,107	1,075,794
4.00%, 06/14/49 (Call 12/14/48)	3,556	2,880,004
4.10%, 03/01/47 (Call 09/01/46)	2,111	1,738,978
4.20%, 11/21/34 (Call 05/21/34)	1,840	1,665,513
4.25%, 09/15/27 (Call 08/15/27)	2,530	2,456,326
4.45%, 11/21/44 (Call 05/21/44)	2,247	1,938,195
4.50%, 09/15/29 (Call 07/15/29)	3,498	3,381,062
6.25%, 05/15/38	1,296	1,368,006
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,273	2,124,619
5.90%, 07/15/32 (Call 04/15/32)	1,110	1,122,976
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	960	875,107
2.25%, 04/01/28 (Call 02/01/28)	1,005	876,300
2.75%, 04/01/31 (Call 01/01/31)	2,455	2,046,709
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,633	2,161,772
3.00%, 06/01/30 (Call 03/01/30)	1,420	1,229,322
3.38%, 03/01/28 (Call 12/01/27)	1,478	1,351,646
3.65%, 03/15/27 (Call 12/15/26)	1,930	1,816,014
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,197,676
3.90%, 09/17/29 (Call 06/17/29)	1,544	1,419,878
4.00%, 03/15/26 (Call 12/15/25)	1,914	1,846,551

		125,759,981

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,191	4,306,661
2.30%, 02/01/32 (Call 11/01/31)	4,290	3,234,145
2.80%, 04/01/31 (Call 01/01/31)	6,654	5,357,069
3.50%, 06/01/41 (Call 12/01/40)	5,572	3,681,365
3.50%, 03/01/42 (Call 09/01/41)	5,165	3,371,402
3.70%, 04/01/51 (Call 10/01/50)	7,704	4,773,321
3.75%, 02/15/28 (Call 11/15/27)	5,336	4,877,958
3.85%, 04/01/61 (Call 10/01/60)	7,130	4,256,111
3.90%, 06/01/52 (Call 12/01/51)	8,970	5,725,730
3.95%, 06/30/62 (Call 12/30/61)	4,680	2,817,360
4.20%, 03/15/28 (Call 12/15/27)	5,443	5,067,487
4.40%, 04/01/33 (Call 01/01/33)(b)	4,120	3,626,342
4.40%, 12/01/61 (Call 06/01/61)	4,078	2,683,895
4.80%, 03/01/50 (Call 09/01/49)	10,211	7,535,820
4.91%, 07/23/25 (Call 04/23/25)	18,067	17,743,781
5.05%, 03/30/29 (Call 12/30/28)	5,413	5,149,279
5.13%, 07/01/49 (Call 01/01/49)	4,945	3,802,853

Security	Par (000)	Value

Media (continued)
5.25%, 04/01/53 (Call 10/01/52)	$5,685	$4,493,708
5.38%, 04/01/38 (Call 10/01/37)	4,223	3,568,604
5.38%, 05/01/47 (Call 11/01/46)	8,973	7,157,942
5.50%, 04/01/63 (Call 10/01/62)	3,450	2,712,390
5.75%, 04/01/48 (Call 10/01/47)	8,936	7,525,006
6.38%, 10/23/35 (Call 04/23/35)	8,140	7,892,381
6.48%, 10/23/45 (Call 04/23/45)	12,659	11,622,228
6.83%, 10/23/55 (Call 04/23/55)	2,023	1,886,367
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,675	5,219,983
1.95%, 01/15/31 (Call 10/15/30)	6,361	5,142,932
2.35%, 01/15/27 (Call 10/15/26)	4,296	3,939,174
2.45%, 08/15/52 (Call 02/15/52)	5,695	3,334,707
2.65%, 02/01/30 (Call 11/01/29)	5,993	5,208,696
2.65%, 08/15/62 (Call 02/15/62)	5,344	3,057,302
2.80%, 01/15/51 (Call 07/15/50)	6,899	4,357,891
2.89%, 11/01/51 (Call 05/01/51)	14,410	9,207,990
2.94%, 11/01/56 (Call 05/01/56)	20,671	12,843,926
2.99%, 11/01/63 (Call 05/01/63)	14,553	8,778,079
3.15%, 03/01/26 (Call 12/01/25)	9,874	9,429,473
3.15%, 02/15/28 (Call 11/15/27)	6,282	5,830,701
3.20%, 07/15/36 (Call 01/15/36)	4,270	3,450,502
3.25%, 11/01/39 (Call 05/01/39)	3,252	2,504,138
3.30%, 02/01/27 (Call 11/01/26)	5,441	5,144,030
3.30%, 04/01/27 (Call 02/01/27)	3,039	2,866,841
3.38%, 08/15/25 (Call 05/15/25)	7,109	6,871,773
3.40%, 04/01/30 (Call 01/01/30)	6,295	5,731,346
3.40%, 07/15/46 (Call 01/15/46)	2,447	1,787,705
3.45%, 02/01/50 (Call 08/01/49)	6,675	4,868,478
3.55%, 05/01/28 (Call 02/01/28)	4,256	4,017,536
3.75%, 04/01/40 (Call 10/01/39)	6,974	5,735,487
3.90%, 03/01/38 (Call 09/01/37)	5,099	4,339,504
3.95%, 10/15/25 (Call 08/15/25)	6,467	6,298,147
3.97%, 11/01/47 (Call 05/01/47)	5,082	4,073,223
4.00%, 08/15/47 (Call 02/15/47)	4,477	3,588,360
4.00%, 03/01/48 (Call 09/01/47)	4,651	3,738,241
4.00%, 11/01/49 (Call 05/01/49)	6,818	5,429,651
4.05%, 11/01/52 (Call 05/01/52)	4,219	3,372,964
4.15%, 10/15/28 (Call 07/15/28)	8,734	8,417,392
4.20%, 08/15/34 (Call 02/15/34)	5,805	5,303,216
4.25%, 10/15/30 (Call 07/15/30)	5,564	5,291,809
4.25%, 01/15/33	7,721	7,247,162
4.40%, 08/15/35 (Call 02/15/35)	5,054	4,672,676
4.55%, 01/15/29 (Call 12/15/28)	3,900	3,821,610
4.60%, 10/15/38 (Call 04/15/38)	4,305	3,956,080
4.60%, 08/15/45 (Call 02/15/45)	3,846	3,370,173
4.65%, 02/15/33 (Call 11/15/32)	5,125	4,999,694
4.65%, 07/15/42	3,517	3,155,136
4.70%, 10/15/48 (Call 04/15/48)	7,633	6,914,506
4.75%, 03/01/44	2,759	2,480,976
4.80%, 05/15/33 (Call 02/15/33)	4,175	4,081,981
4.95%, 10/15/58 (Call 04/15/58)	4,014	3,698,178
5.25%, 11/07/25	1,835	1,838,193
5.35%, 11/15/27 (Call 10/15/27)	2,845	2,884,716
5.35%, 05/15/53 (Call 11/15/52)	4,180	4,089,628
5.50%, 11/15/32 (Call 08/15/32)	3,885	3,982,669
5.50%, 05/15/64 (Call 11/15/63)	4,345	4,233,420
5.65%, 06/15/35	4,361	4,514,638
6.45%, 03/15/37	125	136,381
6.50%, 11/15/35	4,267	4,720,198

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.55%, 07/01/39	$1,675	$1,841,780
6.95%, 08/15/37	1,700	1,920,116
7.05%, 03/15/33	2,752	3,134,170
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,231	2,146,802
3.63%, 05/15/30 (Call 02/15/30)	3,847	3,376,320
3.90%, 11/15/24 (Call 08/15/24)	2,158	2,101,525
3.95%, 06/15/25 (Call 03/15/25)	1,958	1,893,875
3.95%, 03/20/28 (Call 12/20/27)	6,805	6,326,677
4.00%, 09/15/55 (Call 03/15/55)	7,538	4,911,309
4.13%, 05/15/29 (Call 02/15/29)	2,643	2,426,036
4.65%, 05/15/50 (Call 11/15/49)	4,008	2,993,695
4.88%, 04/01/43	661	524,358
4.90%, 03/11/26 (Call 12/11/25)	3,895	3,826,526
5.00%, 09/20/37 (Call 03/20/37)	4,555	3,885,734
5.20%, 09/20/47 (Call 03/20/47)	6,585	5,328,187
5.30%, 05/15/49 (Call 11/15/48)	4,672	3,803,942
6.35%, 06/01/40	1,096	1,049,847
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,520	1,401,622
3.45%, 03/01/32 (Call 12/01/31)	1,905	1,612,735
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	4,109	3,950,762
3.50%, 04/08/30 (Call 01/08/30)	2,608	2,329,466
4.71%, 01/25/29 (Call 10/25/28)	8,637	8,325,463
5.48%, 01/25/39 (Call 07/25/38)	4,816	4,354,049
5.58%, 01/25/49 (Call 07/25/48)	5,798	5,164,568
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)(b)	3,573	3,440,549
6.63%, 01/15/40	2,966	3,029,977
8.50%, 03/11/32	2,090	2,428,852
NBCUniversal Media LLC
4.45%, 01/15/43	3,703	3,238,755
5.95%, 04/01/41	2,791	2,915,618
6.40%, 04/30/40	352	381,135
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	2,252	2,029,300
3.38%, 02/15/28 (Call 11/15/27)	2,584	2,292,861
3.70%, 06/01/28 (Call 03/01/28)	2,505	2,242,651
4.00%, 01/15/26 (Call 10/15/25)	3,372	3,237,356
4.20%, 06/01/29 (Call 03/01/29)	1,940	1,733,293
4.20%, 05/19/32 (Call 02/19/32)(b)	4,650	3,868,242
4.38%, 03/15/43	3,401	2,342,745
4.60%, 01/15/45 (Call 07/15/44)	3,042	2,108,441
4.75%, 05/15/25 (Call 04/15/25)	2,739	2,684,302
4.85%, 07/01/42 (Call 01/01/42)	2,147	1,555,781
4.90%, 08/15/44 (Call 02/15/44)	2,946	2,099,732
4.95%, 01/15/31 (Call 10/15/30)(b)	4,700	4,197,852
4.95%, 05/19/50 (Call 11/19/49)(b)	3,868	2,826,812
5.25%, 04/01/44 (Call 10/01/43)	2,185	1,636,325
5.50%, 05/15/33	2,322	2,101,201
5.85%, 09/01/43 (Call 03/01/43)	3,174	2,625,723
5.90%, 10/15/40 (Call 04/15/40)	1,962	1,640,840
6.88%, 04/30/36	3,496	3,365,879
7.88%, 07/30/30	3,321	3,513,552
TCI Communications Inc.
7.13%, 02/15/28	3,107	3,339,000
7.88%, 02/15/26	3,423	3,624,444
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	3,148	2,990,443

Security	Par (000)	Value

Media (continued)
5.50%, 08/15/35	$1,452	$1,419,664
5.65%, 11/23/43 (Call 05/23/43)	1,366	1,242,678
5.85%, 04/15/40	2,329	2,276,854
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	3,893	4,327,031
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,956	3,622,241
5.50%, 09/01/41 (Call 03/01/41)	4,794	3,931,176
5.88%, 11/15/40 (Call 05/15/40)	4,949	4,289,051
6.55%, 05/01/37	6,632	6,293,436
6.75%, 06/15/39	6,166	5,949,327
7.30%, 07/01/38	6,141	6,205,972
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,668	4,275,188
2.95%, 06/15/27	4,094	3,839,189
3.00%, 02/13/26	5,730	5,455,189
3.00%, 07/30/46	2,404	1,646,067
3.15%, 09/17/25	3,472	3,332,808
3.70%, 12/01/42	2,726	2,170,959
4.13%, 06/01/44	3,582	3,010,778
4.38%, 08/16/41	1,720	1,500,322
Series B, 7.00%, 03/01/32	2,932	3,288,238
Series E, 4.13%, 12/01/41	3,158	2,685,563
Walt Disney Co. (The)
1.75%, 01/13/26	5,897	5,456,317
2.00%, 09/01/29 (Call 06/01/29)	8,962	7,600,045
2.20%, 01/13/28	2,182	1,964,367
2.65%, 01/13/31	9,243	7,914,226
2.75%, 09/01/49 (Call 03/01/49)	7,962	5,108,897
3.35%, 03/24/25	4,783	4,642,284
3.38%, 11/15/26 (Call 08/15/26)	1,784	1,694,515
3.50%, 05/13/40 (Call 11/13/39)	7,037	5,636,989
3.60%, 01/13/51 (Call 07/13/50)	10,147	7,612,279
3.70%, 09/15/24 (Call 06/15/24)	3,423	3,359,469
3.70%, 10/15/25 (Call 07/15/25)	3,282	3,185,706
3.70%, 03/23/27	3,446	3,319,635
3.80%, 03/22/30	4,339	4,057,659
3.80%, 05/13/60 (Call 11/13/59)	4,282	3,227,557
4.63%, 03/23/40 (Call 09/23/39)	1,771	1,642,656
4.70%, 03/23/50 (Call 09/23/49)(b)	5,555	5,051,439
4.75%, 09/15/44 (Call 03/15/44)	2,484	2,271,022
4.75%, 11/15/46 (Call 05/15/46)	1,938	1,758,657
4.95%, 10/15/45 (Call 04/15/45)	1,926	1,780,183
5.40%, 10/01/43	2,972	2,956,843
6.15%, 03/01/37	210	221,281
6.15%, 02/15/41	1,392	1,491,681
6.20%, 12/15/34	4,260	4,616,732
6.40%, 12/15/35	4,689	5,139,144
6.55%, 03/15/33	1,480	1,634,926
6.65%, 11/15/37	4,082	4,597,230
7.75%, 12/01/45	1,235	1,569,808

		701,242,920

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,549	4,405,888
3.90%, 01/15/43 (Call 07/15/42)	2,950	2,429,089
4.38%, 06/15/45 (Call 12/15/44)	1,168	1,011,722
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)(b)	997	975,026
4.13%, 04/01/32 (Call 01/01/32)	1,710	1,526,055

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
4.50%, 12/15/28 (Call 09/15/28)	$2,250	$2,131,987
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,724	1,470,124
5.25%, 10/01/54 (Call 04/01/54)	1,454	1,243,185

		15,193,076

Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	1,690	1,458,216
3.75%, 10/01/30 (Call 07/01/30)	1,108	918,621
Barrick Gold Corp.
5.25%, 04/01/42	225	212,186
6.45%, 10/15/35	1,096	1,147,161
Barrick North America Finance LLC
5.70%, 05/30/41	3,258	3,239,951
5.75%, 05/01/43	3,392	3,387,523
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,313	3,366,406
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,736	2,390,826
4.75%, 02/28/28 (Call 01/28/28)	3,055	3,026,497
4.88%, 02/27/26	2,755	2,734,393
4.90%, 02/28/33 (Call 11/28/32)	1,475	1,453,421
5.00%, 09/30/43	9,878	9,552,026
6.42%, 03/01/26	1,700	1,744,965
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 10/02/23)	2,852	2,649,964
4.25%, 03/01/30 (Call 03/01/25)	3,256	2,957,164
4.38%, 08/01/28 (Call 10/02/23)	3,926	3,646,901
4.55%, 11/14/24 (Call 08/14/24)	4,145	4,075,737
4.63%, 08/01/30 (Call 08/01/25)(b)	3,861	3,566,753
5.00%, 09/01/27 (Call 10/02/23)	3,503	3,371,813
5.25%, 09/01/29 (Call 09/01/24)	3,670	3,557,147
5.40%, 11/14/34 (Call 05/14/34)	3,426	3,244,456
5.45%, 03/15/43 (Call 09/15/42)	6,620	5,932,447
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,759	2,658,600
6.25%, 07/15/33 (Call 04/15/33)(e)	30	29,593
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,943	4,015,891
2.60%, 07/15/32 (Call 04/15/32)	3,895	3,130,178
2.80%, 10/01/29 (Call 07/01/29)	3,132	2,702,070
4.88%, 03/15/42 (Call 09/15/41)	2,543	2,285,928
5.45%, 06/09/44 (Call 12/09/43)	3,067	2,917,054
5.88%, 04/01/35	2,850	2,877,816
6.25%, 10/01/39	2,711	2,826,570
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,858	1,880,909
6.13%, 12/15/33	3,188	3,369,875
7.25%, 03/15/31(b)	2,813	3,163,528
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,565	2,944,425
5.20%, 11/02/40	3,754	3,681,398
7.13%, 07/15/28	3,176	3,466,382
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,864	2,441,589
4.75%, 03/22/42 (Call 09/22/41)	2,425	2,246,593
5.00%, 03/09/33 (Call 12/09/32)	2,420	2,404,004
5.13%, 03/09/53 (Call 09/09/52)	2,810	2,714,657
Southern Copper Corp.
3.88%, 04/23/25	3,594	3,484,670

Security	Par (000)	Value

Mining (continued)
5.25%, 11/08/42	$5,812	$5,351,806
5.88%, 04/23/45	3,593	3,524,697
6.75%, 04/16/40	5,371	5,830,274
7.50%, 07/27/35	4,013	4,552,387
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(b)	1,145	902,810

		143,038,278

Multi-National — 0.1%
African Development Bank, 4.38%, 03/14/28	2,085	2,080,038
Asian Development Bank
3.75%, 04/25/28	5,690	5,532,671
3.88%, 06/14/33	350	339,203
4.00%, 01/12/33	12,945	12,675,356
4.25%, 01/09/26	2,087	2,062,999
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	495	480,200
4.00%, 01/18/28	6,140	5,998,780
Corp. Andina de Fomento, 2.25%, 02/08/27	3,690	3,323,731
Council Of Europe Development Bank, 3.75%, 05/25/26	5,540	5,406,320
European Investment Bank
3.63%, 07/15/30	5,585	5,356,294
3.88%, 03/15/28	2,030	1,987,329
Inter-American Development Bank
3.50%, 04/12/33(b)	7,340	6,898,279
4.00%, 01/12/28	1,821	1,790,480
4.50%, 05/15/26	1,055	1,049,830
International Bank for Reconstruction & Development
3.50%, 07/12/28	11,955	11,500,351
3.88%, 02/14/30	8,850	8,614,944
4.00%, 07/25/30	845	828,210

		75,925,015

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,400	4,909,356
3.25%, 02/15/29 (Call 10/02/23)	3,404	2,967,335
3.28%, 12/01/28 (Call 10/01/28)	2,610	2,288,161
3.57%, 12/01/31 (Call 09/01/31)	4,535	3,836,791
4.13%, 05/01/25 (Call 10/02/23)	4,505	4,360,975
4.25%, 04/01/28 (Call 10/02/23)	3,697	3,417,507
5.50%, 12/01/24 (Call 06/01/24)	5,788	5,751,941

		27,532,066

Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	575	524,613
4.38%, 10/15/28 (Call 07/15/28)	280	258,054
4.75%, 04/15/43 (Call 10/15/42)	655	500,617
5.10%, 09/01/40 (Call 03/01/40)	925	771,589
5.25%, 02/01/42 (Call 08/01/41)	90	73,923
5.35%, 07/01/49 (Call 01/01/49)	485	389,833
6.00%, 01/15/37	1,025	959,205
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,816	3,094,852
2.72%, 01/12/32 (Call 10/12/31)	7,960	6,662,759
2.77%, 11/10/50 (Call 05/10/50)	4,295	2,708,599
2.94%, 06/04/51 (Call 12/04/50)	9,405	6,147,860
3.00%, 02/24/50 (Call 08/24/49)	8,440	5,619,352
3.00%, 03/17/52 (Call 09/17/51)	4,320	2,836,210

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.02%, 01/16/27 (Call 10/16/26)	$4,561	$4,279,814
3.06%, 06/17/41 (Call 12/17/40)	6,120	4,480,024
3.12%, 05/04/26 (Call 02/04/26)	4,514	4,291,731
3.38%, 02/08/61 (Call 08/08/60)	7,435	4,996,617
3.41%, 02/11/26 (Call 12/11/25)	4,619	4,439,644
3.54%, 04/06/27 (Call 02/06/27)	2,439	2,326,586
3.59%, 04/14/27 (Call 01/14/27)	2,598	2,474,985
3.63%, 04/06/30 (Call 01/06/30)	4,317	3,985,757
3.80%, 09/21/25 (Call 07/21/25)	5,059	4,924,886
3.94%, 09/21/28 (Call 06/21/28)	4,493	4,292,837
4.23%, 11/06/28 (Call 08/06/28)	6,255	6,037,138
4.81%, 02/13/33 (Call 11/13/32)	2,755	2,666,041
4.89%, 09/11/33 (Call 06/11/33)	2,905	2,827,727
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	5,577	5,251,526
3.72%, 11/28/28 (Call 08/28/28)	5,612	5,274,550
Burlington Resources LLC
5.95%, 10/15/36	100	104,898
7.20%, 08/15/31	190	215,424
7.40%, 12/01/31	265	305,057
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,566	3,341,092
2.95%, 07/15/30 (Call 04/15/30)	2,360	2,014,024
3.85%, 06/01/27 (Call 03/01/27)	4,681	4,429,584
3.90%, 02/01/25 (Call 11/01/24)	3,060	2,974,993
4.95%, 06/01/47 (Call 12/01/46)	3,158	2,741,681
5.85%, 02/01/35	1,655	1,609,339
6.25%, 03/15/38	3,813	3,844,114
6.45%, 06/30/33	1,895	1,950,524
6.50%, 02/15/37	2,174	2,201,805
6.75%, 02/01/39	1,805	1,854,980
7.20%, 01/15/32	1,645	1,788,000
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	2,136	1,718,028
3.75%, 02/15/52 (Call 08/15/51)(b)	4,105	2,878,919
4.25%, 04/15/27 (Call 01/15/27)(b)	670	643,729
5.25%, 06/15/37 (Call 12/15/36)	2,585	2,367,162
5.40%, 06/15/47 (Call 12/15/46)	2,041	1,834,022
6.75%, 11/15/39	2,610	2,707,457
6.80%, 09/15/37	2,042	2,104,934
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,518	9,895,440
2.00%, 05/11/27 (Call 03/11/27)	4,685	4,246,625
2.24%, 05/11/30 (Call 02/11/30)	5,859	5,020,577
2.95%, 05/16/26 (Call 02/16/26)	9,107	8,678,425
3.08%, 05/11/50 (Call 11/11/49)	4,976	3,534,453
3.33%, 11/17/25 (Call 08/17/25)	3,609	3,490,120
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,236	3,896,527
1.02%, 08/12/27 (Call 06/12/27)	3,934	3,414,987
2.34%, 08/12/50 (Call 02/12/50)	4,198	2,549,152
3.25%, 10/15/29 (Call 07/15/29)	3,051	2,796,058
3.85%, 01/15/28 (Call 10/15/27)	3,561	3,440,887
3.90%, 11/15/24 (Call 08/15/24)	3,301	3,244,223
5.25%, 11/15/43 (Call 05/15/43)	620	610,167
6.00%, 03/01/41 (Call 09/01/40)	665	715,294
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,116,643
3.30%, 09/30/49 (Call 03/30/49)	1,315	916,581
4.25%, 05/09/43	3,599	3,054,111

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	$500	$416,650
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,374,546
4.38%, 05/02/28	4,352	4,252,774
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	1,975,211
6.40%, 05/15/37	3,637	3,933,888
7.50%, 07/30/39	1,006	1,194,675
7.88%, 03/15/32	1,846	2,169,530
Conoco Funding Co., 7.25%, 10/15/31	1,509	1,714,948
ConocoPhillips Co.
2.40%, 03/07/25 (Call 09/11/23)	562	538,711
3.76%, 03/15/42 (Call 09/15/41)	11,930	9,665,567
3.80%, 03/15/52 (Call 09/15/51)	2,210	1,703,468
4.03%, 03/15/62 (Call 09/15/61)	10,302	7,885,460
4.30%, 11/15/44 (Call 05/15/44)	1,985	1,701,919
4.88%, 10/01/47 (Call 04/01/47)	233	213,398
5.05%, 09/15/33 (Call 06/15/33)	2,645	2,629,130
5.30%, 05/15/53 (Call 11/15/52)	2,515	2,457,054
5.55%, 03/15/54 (Call 09/15/53)	1,785	1,790,123
5.70%, 09/15/63 (Call 03/15/63)	1,865	1,878,130
5.90%, 10/15/32	1,881	2,011,146
5.90%, 05/15/38	492	512,984
5.95%, 03/15/46 (Call 09/15/45)	595	618,913
6.50%, 02/01/39	564	628,324
6.95%, 04/15/29	1,240	1,363,727
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	4,580	4,310,055
4.90%, 06/01/44 (Call 12/01/43)	3,380	2,591,716
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,438	3,266,066
4.38%, 03/15/29 (Call 12/15/28)	2,835	2,666,431
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,855	3,604,425
4.75%, 05/15/42 (Call 11/15/41)	3,313	2,763,373
5.00%, 06/15/45 (Call 12/15/44)	3,507	3,003,079
5.25%, 09/15/24 (Call 06/15/24)	1,460	1,451,474
5.25%, 10/15/27 (Call 09/11/23)	3,085	3,054,890
5.60%, 07/15/41 (Call 01/15/41)	4,317	4,005,010
5.85%, 12/15/25 (Call 09/15/25)	3,800	3,817,290
5.88%, 06/15/28 (Call 09/11/23)	2,250	2,251,980
7.88%, 09/30/31	1,377	1,547,624
7.95%, 04/15/32	1,370	1,554,553
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,767	3,236,945
3.25%, 12/01/26 (Call 10/01/26)	5,811	5,464,141
3.50%, 12/01/29 (Call 09/01/29)	2,803	2,535,622
4.25%, 03/15/52 (Call 09/15/51)	3,239	2,431,453
4.40%, 03/24/51 (Call 09/24/50)	2,730	2,120,418
6.25%, 03/15/33 (Call 12/15/32)	3,215	3,322,831
6.25%, 03/15/53 (Call 09/15/52)	2,605	2,596,508
Eni USA Inc., 7.30%, 11/15/27	815	874,943
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,324	1,280,613
3.90%, 04/01/35 (Call 10/01/34)	3,228	2,852,293
4.15%, 01/15/26 (Call 10/15/25)	7,117	6,967,757
4.38%, 04/15/30 (Call 01/15/30)	3,269	3,177,337
4.95%, 04/15/50 (Call 10/15/49)	3,196	3,023,736

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	$6,711	$6,277,134
5.00%, 01/15/29 (Call 07/15/28)(b)	2,195	2,085,272
5.70%, 04/01/28 (Call 03/01/28)	2,180	2,173,416
6.13%, 02/01/25 (Call 01/01/25)	3,590	3,583,394
7.00%, 02/01/30 (Call 11/01/29)	3,115	3,267,510
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	901	835,362
2.38%, 05/22/30 (Call 02/22/30)	4,772	4,096,619
2.88%, 04/06/25 (Call 03/06/25)	4,088	3,943,653
3.00%, 04/06/27 (Call 02/06/27)	2,226	2,083,803
3.13%, 04/06/30 (Call 01/06/30)(b)	5,646	5,120,640
3.25%, 11/10/24	83	80,834
3.25%, 11/18/49 (Call 05/18/49)	3,989	2,827,284
3.63%, 09/10/28 (Call 06/10/28)	4,221	4,007,375
3.63%, 04/06/40 (Call 10/06/39)	2,224	1,794,901
3.70%, 04/06/50 (Call 10/06/49)	3,905	3,018,995
3.95%, 05/15/43	3,552	2,979,737
4.25%, 11/23/41	2,330	2,025,749
4.80%, 11/08/43	3,135	2,889,655
5.10%, 08/17/40	3,102	3,035,896
7.25%, 09/23/27	1,020	1,105,017
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	4,905	4,569,204
2.44%, 08/16/29 (Call 05/16/29)	6,301	5,557,104
2.61%, 10/15/30 (Call 07/15/30)	6,105	5,289,433
2.71%, 03/06/25 (Call 12/06/24)	4,635	4,470,736
2.99%, 03/19/25 (Call 02/19/25)	12,323	11,931,375
3.00%, 08/16/39 (Call 02/16/39)	5,915	4,553,367
3.04%, 03/01/26 (Call 12/01/25)	9,851	9,411,645
3.10%, 08/16/49 (Call 02/16/49)	7,066	4,959,908
3.29%, 03/19/27 (Call 01/19/27)	2,960	2,822,804
3.45%, 04/15/51 (Call 10/15/50)	6,308	4,691,638
3.48%, 03/19/30 (Call 12/19/29)	4,644	4,296,350
3.57%, 03/06/45 (Call 09/06/44)	3,357	2,616,782
4.11%, 03/01/46 (Call 09/01/45)	11,291	9,586,736
4.23%, 03/19/40 (Call 09/19/39)	5,551	4,960,707
4.33%, 03/19/50 (Call 09/19/49)	9,800	8,483,174
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	1,190	967,125
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	5,897	5,672,973
5.60%, 02/15/41	4,958	4,667,312
5.80%, 04/01/47 (Call 10/01/46)	2,049	1,961,426
6.00%, 01/15/40	3,138	3,078,033
7.13%, 03/15/33	2,362	2,577,320
7.30%, 08/15/31	2,589	2,822,890
7.88%, 10/01/29	1,032	1,139,772
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	1,417	1,271,233
5.88%, 04/01/26 (Call 01/01/26)	4,186	4,202,284
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,758	4,536,515
5.20%, 06/01/45 (Call 12/01/44)	2,711	2,238,066
6.60%, 10/01/37	3,538	3,561,032
6.80%, 03/15/32	2,404	2,506,002
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	4,104	4,014,574
3.80%, 04/01/28 (Call 01/01/28)	2,753	2,572,871
4.50%, 04/01/48 (Call 10/01/47)	2,922	2,289,708

Security	Par (000)	Value

Oil & Gas (continued)
4.70%, 05/01/25 (Call 04/01/25)	$6,045	$5,940,301
4.75%, 09/15/44 (Call 03/15/44)	4,016	3,343,400
5.00%, 09/15/54 (Call 03/15/54)	2,923	2,387,477
5.13%, 12/15/26 (Call 09/15/26)	4,409	4,388,542
6.50%, 03/01/41 (Call 09/01/40)	2,226	2,273,303
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	345	254,210
4.40%, 04/15/46 (Call 10/15/45)	1,347	1,035,008
5.50%, 12/01/25 (Call 09/01/25)(b)	350	346,749
5.55%, 03/15/26 (Call 12/15/25)	1,230	1,219,287
5.88%, 09/01/25 (Call 06/01/25)	330	329,416
6.13%, 01/01/31 (Call 07/01/30)	5,090	5,131,534
6.20%, 03/15/40	320	315,546
6.38%, 09/01/28 (Call 03/01/28)	25	25,418
6.45%, 09/15/36	7,320	7,486,457
6.60%, 03/15/46 (Call 09/15/45)	770	791,622
6.63%, 09/01/30 (Call 03/01/30)	7,225	7,456,706
7.50%, 05/01/31	1,535	1,662,129
7.88%, 09/15/31	292	323,743
7.95%, 06/15/39	725	812,899
8.50%, 07/15/27 (Call 01/15/27)	725	783,732
8.88%, 07/15/30 (Call 01/15/30)	3,285	3,766,712
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,174	3,150,512
5.65%, 05/15/25	2,485	2,480,701
5.65%, 05/15/28 (Call 04/15/28)	2,150	2,136,692
6.25%, 07/15/33 (Call 04/15/33)	2,135	2,130,388
6.50%, 08/15/34	2,629	2,664,544
6.50%, 02/01/38	1,915	1,883,881
6.63%, 08/15/37	1,980	1,971,229
7.10%, 07/15/53 (Call 01/15/53)	1,670	1,727,949
7.20%, 11/01/31	1,355	1,428,726
7.38%, 11/01/31	1,695	1,816,328
8.13%, 09/15/30	1,280	1,420,262
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,224	2,925,748
2.15%, 12/15/30 (Call 09/15/30)	3,375	2,734,155
3.30%, 03/15/52 (Call 09/15/51)	4,700	3,140,399
3.85%, 04/09/25 (Call 03/09/25)	4,821	4,691,797
3.90%, 03/15/28 (Call 12/15/27)	2,406	2,278,723
4.65%, 11/15/34 (Call 05/15/34)	5,006	4,693,275
4.88%, 11/15/44 (Call 05/15/44)	4,328	3,905,414
5.30%, 06/30/33 (Call 03/30/33)	2,000	1,979,040
5.88%, 05/01/42	4,814	4,912,639
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,136	2,762,628
3.55%, 10/01/26 (Call 07/01/26)	2,330	2,204,413
3.61%, 02/15/25 (Call 11/15/24)	1,487	1,445,156
3.75%, 03/01/28 (Call 12/01/27)	2,656	2,500,040
4.68%, 02/15/45 (Call 08/15/44)	3,420	2,885,796
4.90%, 10/01/46 (Call 04/01/46)	2,817	2,466,678
4.95%, 12/01/27 (Call 11/01/27)	2,895	2,863,445
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	760	688,697
1.90%, 08/15/30 (Call 05/15/30)	7,015	5,659,912
2.15%, 01/15/31 (Call 10/15/30)	1,110	899,033
5.10%, 03/29/26	2,625	2,604,604
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	6,380	6,134,753
2.38%, 11/07/29 (Call 08/07/29)	5,561	4,832,064

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.50%, 09/12/26	$6,605	$6,142,386
2.75%, 04/06/30 (Call 01/06/30)	2,483	2,188,119
2.88%, 05/10/26	7,862	7,455,613
2.88%, 11/26/41 (Call 05/26/41)	2,765	1,982,256
3.00%, 11/26/51 (Call 05/26/51)	5,160	3,455,910
3.13%, 11/07/49 (Call 05/07/49)	5,268	3,664,421
3.25%, 05/11/25	11,591	11,224,840
3.25%, 04/06/50 (Call 10/06/49)	7,288	5,174,917
3.63%, 08/21/42	2,553	2,050,263
3.75%, 09/12/46	5,291	4,152,165
3.88%, 11/13/28 (Call 08/13/28)	4,095	3,927,105
4.00%, 05/10/46	8,359	6,860,900
4.13%, 05/11/35	7,348	6,702,699
4.38%, 05/11/45	10,458	9,066,668
4.55%, 08/12/43	3,443	3,093,088
5.50%, 03/25/40	3,915	3,999,721
6.38%, 12/15/38	9,111	10,020,824
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	1,488	1,053,415
4.00%, 11/15/47 (Call 05/15/47)	4,182	3,132,151
5.95%, 12/01/34	1,860	1,841,456
6.50%, 06/15/38	3,395	3,471,150
6.80%, 05/15/38	4,272	4,455,867
6.85%, 06/01/39	3,616	3,775,538
7.15%, 02/01/32	1,812	1,944,892
Tosco Corp., 8.13%, 02/15/30	2,040	2,353,303
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	6,421	6,176,039
2.83%, 01/10/30 (Call 10/10/29)	5,979	5,308,096
2.99%, 06/29/41 (Call 12/29/40)	2,778	2,034,357
3.13%, 05/29/50 (Call 11/29/49)	8,416	5,822,946
3.39%, 06/29/60 (Call 12/29/59)	1,045	722,607
3.45%, 02/19/29 (Call 11/19/28)	5,419	5,039,399
3.46%, 07/12/49 (Call 01/12/49)	5,725	4,259,915
TotalEnergies Capital SA, 3.88%, 10/11/28	4,197	4,002,427
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,540	1,371,324
2.80%, 12/01/31 (Call 09/01/31)	1,880	1,542,615
3.40%, 09/15/26 (Call 06/15/26)	115	108,733
3.65%, 12/01/51 (Call 06/01/51)	3,785	2,581,786
4.00%, 04/01/29 (Call 01/01/29)	10	9,427
4.00%, 06/01/52 (Call 12/01/51)(b)	1,500	1,096,095
4.35%, 06/01/28 (Call 03/01/28)	3,061	2,927,632
4.90%, 03/15/45(b)	2,971	2,572,262
6.63%, 06/15/37	5,195	5,527,168
7.50%, 04/15/32	2,763	3,092,598

		837,741,454

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,889	3,677,205
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	3,855	3,485,768
3.14%, 11/07/29 (Call 08/07/29)	1,865	1,658,190
3.34%, 12/15/27 (Call 09/15/27)	5,991	5,557,551
4.08%, 12/15/47 (Call 06/15/47)	5,673	4,511,283
4.49%, 05/01/30 (Call 02/01/30)	1,979	1,904,510
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	1,563	1,363,780
3.80%, 11/15/25 (Call 08/15/25)	1,991	1,940,429
4.50%, 11/15/41 (Call 05/15/41)	2,190	1,843,783

Security	Par (000)	Value

Oil & Gas Services (continued)
4.75%, 08/01/43 (Call 02/01/43)	$4,690	$4,052,910
4.85%, 11/15/35 (Call 05/15/35)	5,472	5,126,553
5.00%, 11/15/45 (Call 05/15/45)	5,681	5,118,695
6.70%, 09/15/38	3,296	3,625,205
7.45%, 09/15/39	4,406	5,143,785
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,972	2,662,971
3.95%, 12/01/42 (Call 06/01/42)	4,911	3,633,158
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,755	3,472,549
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	3,408	2,946,829
4.50%, 05/15/28 (Call 04/15/28)	1,675	1,644,465
4.85%, 05/15/33 (Call 02/15/33)	1,630	1,592,363

		64,961,982

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,439	2,311,684
4.50%, 05/15/28 (Call 02/15/28)	1,410	1,346,409
5.63%, 05/26/33 (Call 02/26/33)	2,295	2,281,207
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,590	2,131,933
2.69%, 05/25/31 (Call 02/25/31)	3,275	2,668,798
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,804,163
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,030	877,086
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	3,846	3,496,206
1.65%, 01/15/27 (Call 12/15/26)	3,020	2,619,276
5.50%, 04/15/28 (Call 03/15/28)(e)	641	629,712
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,144	998,689
3.05%, 10/01/51 (Call 04/01/51)	1,385	883,436
3.40%, 12/15/27 (Call 09/15/27)	1,464	1,364,228
3.65%, 09/15/24 (Call 06/15/24)	1,553	1,517,545
4.05%, 12/15/49 (Call 06/15/49)	2,367	1,837,644
Sonoco Products Co.
1.80%, 02/01/25 (Call 09/11/23)	2,937	2,767,447
2.25%, 02/01/27 (Call 01/01/27)	3,160	2,824,882
2.85%, 02/01/32 (Call 11/01/31)	2,648	2,170,248
3.13%, 05/01/30 (Call 02/01/30)	2,420	2,088,944
5.75%, 11/01/40 (Call 05/01/40)	135	131,211
WestRock MWV LLC
7.95%, 02/15/31	1,653	1,858,022
8.20%, 01/15/30	531	599,796
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,453	3,343,713
3.00%, 06/15/33 (Call 03/15/33)(b)	2,595	2,101,197
3.38%, 09/15/27 (Call 06/15/27)	1,451	1,338,156
3.75%, 03/15/25 (Call 01/15/25)	2,524	2,448,810
3.90%, 06/01/28 (Call 03/01/28)	2,906	2,697,088
4.00%, 03/15/28 (Call 12/15/27)	3,131	2,921,536
4.20%, 06/01/32 (Call 03/01/32)	2,056	1,873,283
4.65%, 03/15/26 (Call 01/15/26)	4,442	4,321,266
4.90%, 03/15/29 (Call 12/15/28)	3,474	3,344,906

		63,598,521

Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	13,865	13,382,637
2.95%, 11/21/26 (Call 09/21/26)	7,602	7,112,811

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 05/14/26 (Call 02/14/26)	$8,453	$8,036,605
3.20%, 11/21/29 (Call 08/21/29)	19,269	17,370,233
3.60%, 05/14/25 (Call 02/14/25)	14,264	13,832,229
3.80%, 03/15/25 (Call 12/15/24)	11,956	11,641,438
4.05%, 11/21/39 (Call 05/21/39)	13,501	11,575,757
4.25%, 11/14/28 (Call 08/14/28)	5,081	4,917,697
4.25%, 11/21/49 (Call 05/21/49)	19,458	16,383,247
4.30%, 05/14/36 (Call 11/14/35)	6,080	5,575,117
4.40%, 11/06/42	9,627	8,404,756
4.45%, 05/14/46 (Call 11/14/45)	7,843	6,783,724
4.50%, 05/14/35 (Call 11/14/34)	7,686	7,229,990
4.55%, 03/15/35 (Call 09/15/34)	7,107	6,716,470
4.63%, 10/01/42 (Call 04/01/42)	2,463	2,185,149
4.70%, 05/14/45 (Call 11/14/44)	9,983	8,961,839
4.75%, 03/15/45 (Call 09/15/44)	3,654	3,278,186
4.85%, 06/15/44 (Call 12/15/43)	4,353	3,976,030
4.88%, 11/14/48 (Call 05/14/48)	6,940	6,398,819
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	5,880	5,307,170
1.75%, 05/28/28 (Call 03/28/28)	5,354	4,642,775
2.25%, 05/28/31 (Call 02/28/31)	2,287	1,903,219
4.88%, 03/03/28 (Call 02/03/28)	4,905	4,886,655
4.88%, 03/03/33 (Call 12/03/32)(b)	3,750	3,751,163
4.90%, 03/03/30 (Call 01/03/30)	4,155	4,132,148
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,285	4,733,087
1.38%, 08/06/30 (Call 05/06/30)	6,536	5,194,682
2.13%, 08/06/50 (Call 02/06/50)	3,529	2,096,579
3.00%, 05/28/51 (Call 11/28/50)	3,540	2,497,222
3.13%, 06/12/27 (Call 03/12/27)	3,836	3,593,680
3.38%, 11/16/25	8,851	8,503,333
4.00%, 01/17/29 (Call 10/17/28)	2,940	2,819,284
4.00%, 09/18/42	3,469	2,982,542
4.38%, 11/16/45	2,529	2,247,345
4.38%, 08/17/48 (Call 02/17/48)	2,557	2,287,006
6.45%, 09/15/37	10,777	12,118,736
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,250	4,221,578
2.82%, 05/20/30 (Call 02/20/30)	3,127	2,701,759
3.70%, 06/06/27 (Call 03/06/27)	6,103	5,789,123
3.73%, 12/15/24 (Call 09/15/24)	2,977	2,905,582
3.79%, 05/20/50 (Call 11/20/49)	2,067	1,598,080
4.30%, 08/22/32 (Call 05/22/32)	2,045	1,909,764
4.67%, 06/06/47 (Call 12/06/46)	3,227	2,852,378
4.69%, 02/13/28 (Call 01/13/28)	3,860	3,792,411
4.69%, 12/15/44 (Call 06/15/44)	5,110	4,528,533
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,796	1,636,443
1.13%, 11/13/27 (Call 09/13/27)	2,251	1,953,733
1.45%, 11/13/30 (Call 08/13/30)	2,635	2,089,608
2.35%, 11/13/40 (Call 05/13/40)	1,014	683,852
2.55%, 11/13/50 (Call 05/13/50)	7,247	4,431,323
2.95%, 03/15/32 (Call 12/15/31)	3,215	2,784,447
3.20%, 06/15/26 (Call 04/15/26)	8,666	8,257,918
3.25%, 02/27/27	505	482,618
3.25%, 08/01/42	3,363	2,509,235
3.40%, 07/26/29 (Call 04/26/29)	7,477	6,921,085
3.45%, 11/15/27 (Call 08/15/27)	2,320	2,207,225
3.55%, 03/15/42 (Call 09/15/41)	3,115	2,472,687
3.70%, 03/15/52 (Call 09/15/51)	7,360	5,658,221

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/20/28 (Call 11/20/27)	$11,313	$10,855,842
3.90%, 03/15/62 (Call 09/15/61)	4,112	3,116,156
4.13%, 06/15/39 (Call 12/15/38)	10,891	9,613,595
4.25%, 10/26/49 (Call 04/26/49)	13,602	11,480,224
4.35%, 11/15/47 (Call 05/15/47)	5,054	4,355,689
4.50%, 03/01/44 (Call 09/01/43)	75	66,627
4.55%, 02/20/48 (Call 08/20/47)	5,456	4,834,289
4.63%, 05/15/44 (Call 11/15/43)	945	855,820
5.00%, 08/15/45 (Call 02/15/45)	120	115,469
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	2,445	2,289,522
3.50%, 11/15/24 (Call 08/15/24)	2,179	2,116,877
3.75%, 09/15/25 (Call 06/15/25)	2,527	2,440,071
4.37%, 06/15/47 (Call 12/15/46)	2,509	2,006,297
4.50%, 11/15/44 (Call 05/15/44)	1,735	1,388,347
4.60%, 03/15/43	1,635	1,328,699
4.90%, 09/15/45 (Call 03/15/45)	2,012	1,684,829
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	3,480	2,925,114
2.80%, 05/15/30 (Call 02/15/30)	1,457	1,255,555
3.25%, 03/01/25 (Call 12/01/24)	2,217	2,145,191
3.45%, 12/15/27 (Call 09/15/27)	4,554	4,276,297
4.25%, 03/01/45 (Call 09/01/44)	2,180	1,763,380
4.30%, 12/15/47 (Call 06/15/47)	2,230	1,855,092
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	3,150	2,845,805
2.38%, 03/15/31 (Call 12/15/30)	2,841	2,336,694
2.40%, 03/15/30 (Call 12/15/29)	8,325	7,003,406
3.05%, 10/15/27 (Call 07/15/27)	3,079	2,837,175
3.20%, 03/15/40 (Call 09/15/39)	2,365	1,758,614
3.25%, 04/15/25 (Call 01/15/25)	4,864	4,684,859
3.40%, 03/01/27 (Call 12/01/26)	6,011	5,647,815
3.40%, 03/15/50 (Call 09/15/49)	5,677	3,965,725
3.40%, 03/15/51 (Call 09/15/50)	3,410	2,378,816
3.88%, 10/15/47 (Call 04/15/47)	4,981	3,794,775
4.13%, 11/15/25 (Call 09/15/25)	9,015	8,777,274
4.38%, 10/15/28 (Call 07/15/28)	10,763	10,356,051
4.50%, 02/25/26 (Call 11/27/25)	5,970	5,849,048
4.80%, 08/15/38 (Call 02/15/38)	9,444	8,676,203
4.80%, 07/15/46 (Call 01/16/46)	3,844	3,403,401
4.90%, 12/15/48 (Call 06/15/48)	10,548	9,382,341
5.40%, 03/15/33 (Call 12/15/32)	3,250	3,262,188
5.69%, 03/15/26 (Call 03/15/24)	75	74,978
6.13%, 11/15/41	2,353	2,443,779
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,211	7,927,539
1.75%, 08/21/30 (Call 05/21/30)	5,295	4,198,194
1.88%, 02/28/31 (Call 11/28/30)	5,650	4,429,882
2.13%, 09/15/31 (Call 06/15/31)	4,580	3,611,147
2.70%, 08/21/40 (Call 02/21/40)	5,389	3,605,133
2.88%, 06/01/26 (Call 03/01/26)	6,685	6,260,235
3.00%, 08/15/26 (Call 06/15/26)	4,060	3,801,337
3.25%, 08/15/29 (Call 05/15/29)	7,563	6,754,364
3.63%, 04/01/27 (Call 02/01/27)	3,748	3,547,182
3.75%, 04/01/30 (Call 01/01/30)	3,938	3,581,414
3.88%, 07/20/25 (Call 04/20/25)	11,838	11,482,505
4.10%, 03/25/25 (Call 01/25/25)	4,653	4,556,078
4.13%, 04/01/40 (Call 10/01/39)	3,836	3,120,126
4.25%, 04/01/50 (Call 10/01/49)	3,378	2,668,046
4.30%, 03/25/28 (Call 12/25/27)	12,420	11,936,614

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.78%, 03/25/38 (Call 09/25/37)	$17,070	$15,298,646
4.88%, 07/20/35 (Call 01/20/35)	3,774	3,511,594
5.00%, 02/20/26 (Call 01/20/26)	3,781	3,752,643
5.00%, 01/30/29 (Call 12/30/28)	3,730	3,671,215
5.05%, 03/25/48 (Call 09/25/47)	28,219	24,779,104
5.13%, 02/21/30 (Call 12/21/29)	4,115	4,051,135
5.13%, 07/20/45 (Call 01/20/45)	11,789	10,496,572
5.25%, 01/30/31 (Call 11/30/30)	2,745	2,709,617
5.25%, 02/21/33 (Call 11/21/32)	4,826	4,718,621
5.30%, 06/01/33 (Call 03/01/33)	4,546	4,452,443
5.30%, 12/05/43 (Call 06/05/43)	3,143	2,876,788
5.63%, 02/21/53 (Call 08/21/52)	4,465	4,226,792
5.88%, 06/01/53 (Call 12/01/52)	5,115	4,991,882
6.00%, 06/01/63 (Call 12/01/62)	1,135	1,111,131
6.13%, 09/15/39	2,573	2,600,711
6.25%, 06/01/27	1,470	1,512,645
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	5,892	3,628,942
2.50%, 09/15/60 (Call 03/15/60)	2,515	1,496,224
2.75%, 06/01/25 (Call 03/01/25)	3,840	3,688,973
3.10%, 05/15/27 (Call 02/15/27)	4,685	4,442,645
3.38%, 03/15/29 (Call 12/15/28)	5,915	5,531,412
3.70%, 03/01/45 (Call 09/01/44)	75	61,976
3.95%, 05/15/47 (Call 11/15/46)	1,458	1,254,857
3.95%, 03/15/49 (Call 09/15/48)	415	356,983
4.15%, 03/15/59 (Call 09/15/58)	1,205	1,023,370
4.70%, 02/27/33 (Call 11/27/32)	2,705	2,698,697
4.88%, 02/27/53 (Call 08/27/52)	2,889	2,840,003
4.95%, 02/27/63 (Call 08/27/62)	1,800	1,757,772
5.00%, 02/27/26 (Call 02/27/24)	125	124,984
5.50%, 03/15/27	130	133,929
5.55%, 03/15/37	1,910	2,022,938
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	5,252	5,120,332
3.88%, 05/15/28	7,658	7,389,204
4.20%, 03/18/43	2,784	2,448,834
5.38%, 04/15/34	2,396	2,537,723
6.38%, 05/15/38	7,673	8,733,716
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	4,358	4,054,378
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	2,637	2,415,466
0.95%, 09/01/27 (Call 07/01/27)	2,906	2,533,073
1.30%, 09/01/30 (Call 06/01/30)	3,243	2,629,100
2.10%, 09/01/40 (Call 03/01/40)	3,896	2,663,968
2.25%, 09/01/50 (Call 03/01/50)(b)	3,211	2,023,636
2.45%, 03/01/26 (Call 12/01/25)	4,555	4,299,328
2.45%, 09/01/60 (Call 03/01/60)	4,003	2,457,081
2.63%, 01/15/25 (Call 11/15/24)	4,719	4,572,522
2.90%, 01/15/28 (Call 10/15/27)	7,356	6,892,351
2.95%, 03/03/27 (Call 12/03/26)	5,275	4,993,526
3.40%, 01/15/38 (Call 07/15/37)	5,745	4,874,058
3.50%, 01/15/48 (Call 07/15/47)	2,785	2,264,205
3.55%, 03/01/36 (Call 09/01/35)	4,291	3,787,322
3.63%, 03/03/37 (Call 09/03/36)	6,796	6,016,159
3.70%, 03/01/46 (Call 09/01/45)	6,774	5,624,926
3.75%, 03/03/47 (Call 09/03/46)	4,406	3,715,800
4.38%, 12/05/33 (Call 06/05/33)	3,833	3,783,171
4.50%, 09/01/40	2,417	2,307,075
4.50%, 12/05/43 (Call 06/05/43)	1,993	1,915,811

Security	Par (000)	Value

Pharmaceuticals (continued)
4.85%, 05/15/41	$1,242	$1,219,160
4.95%, 05/15/33(b)	794	824,640
5.85%, 07/15/38	3,703	4,054,563
5.95%, 08/15/37	3,684	4,077,009
6.95%, 09/01/29	1,243	1,421,234
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,565	2,323,095
1.30%, 08/15/26 (Call 07/15/26)	3,182	2,850,404
3.95%, 02/16/28 (Call 11/16/27)	2,392	2,282,973
4.90%, 07/15/28 (Call 06/15/28)	936	925,667
5.10%, 07/15/33 (Call 04/15/33)	1,130	1,120,994
5.25%, 02/15/26 (Call 02/15/24)	1,300	1,294,904
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	5,016	4,883,778
4.60%, 06/01/44 (Call 12/01/43)	2,848	2,530,220
5.90%, 11/01/39	785	803,565
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	4,617	4,179,447
1.45%, 06/24/30 (Call 03/24/30)	2,184	1,760,763
1.70%, 06/10/27 (Call 05/10/27)	7,295	6,539,749
1.90%, 12/10/28 (Call 10/10/28)	5,584	4,849,592
2.15%, 12/10/31 (Call 09/10/31)	8,070	6,595,772
2.35%, 06/24/40 (Call 12/24/39)	3,886	2,713,827
2.45%, 06/24/50 (Call 12/24/49)	5,305	3,296,315
2.75%, 02/10/25 (Call 11/10/24)	11,096	10,727,058
2.75%, 12/10/51 (Call 06/10/51)	4,490	2,938,436
2.90%, 12/10/61 (Call 06/10/61)	5,591	3,507,178
3.40%, 03/07/29 (Call 12/07/28)	8,716	8,113,289
3.60%, 09/15/42 (Call 03/15/42)(b)	2,665	2,175,919
3.70%, 02/10/45 (Call 08/10/44)	8,249	6,728,297
3.90%, 03/07/39 (Call 09/07/38)	4,865	4,250,550
4.00%, 03/07/49 (Call 09/07/48)	5,858	4,949,248
4.05%, 05/17/28 (Call 04/17/28)(b)	2,160	2,107,210
4.15%, 05/18/43	4,302	3,802,280
4.30%, 05/17/30 (Call 03/17/30)	3,000	2,905,680
4.50%, 05/17/33 (Call 02/17/33)	1,875	1,826,269
4.90%, 05/17/44 (Call 11/17/43)	2,080	2,016,997
5.00%, 05/17/53 (Call 11/17/52)	5,595	5,458,818
5.15%, 05/17/63 (Call 11/17/62)	1,660	1,616,591
6.50%, 12/01/33(b)	1,788	2,004,813
6.55%, 09/15/37	730	819,301
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	855	899,674
5.95%, 12/01/28	1,389	1,463,075
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,910	3,678,059
5.20%, 04/15/48 (Call 10/15/47)	2,755	2,143,583
5.40%, 11/29/43 (Call 05/29/43)	1,869	1,556,391
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	5,240	4,986,070
2.00%, 02/14/27 (Call 12/14/26)	6,876	6,274,350
2.20%, 08/14/30 (Call 05/14/30)	2,118	1,804,494
2.75%, 08/14/50 (Call 02/14/50)(b)	4,868	3,336,868
3.00%, 11/20/25 (Call 08/20/25)	5,866	5,609,362
3.10%, 05/17/27 (Call 02/17/27)	2,265	2,140,969
3.70%, 09/21/42	2,170	1,800,644
4.00%, 11/20/45 (Call 05/20/45)	4,621	3,973,829
4.40%, 05/06/44	7,008	6,479,737
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	5,172	4,797,961

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.70%, 05/28/30 (Call 02/28/30)	$4,266	$3,514,373
1.75%, 08/18/31 (Call 05/18/31)	4,360	3,507,053
2.55%, 05/28/40 (Call 11/28/39)	4,495	3,212,127
2.63%, 04/01/30 (Call 01/01/30)	5,123	4,499,070
2.70%, 05/28/50 (Call 11/28/49)	3,430	2,321,081
2.75%, 06/03/26	5,148	4,855,697
3.00%, 12/15/26	7,910	7,489,979
3.45%, 03/15/29 (Call 12/15/28)	7,133	6,687,045
3.60%, 09/15/28 (Call 06/15/28)(b)	3,063	2,916,405
3.90%, 03/15/39 (Call 09/15/38)	3,608	3,128,064
4.00%, 12/15/36	3,592	3,257,764
4.00%, 03/15/49 (Call 09/15/48)	5,757	4,937,721
4.10%, 09/15/38 (Call 03/15/38)	4,037	3,616,708
4.13%, 12/15/46	2,222	1,920,808
4.20%, 09/15/48 (Call 03/15/48)	2,700	2,383,209
4.30%, 06/15/43	2,688	2,420,329
4.40%, 05/15/44	4,134	3,762,105
5.60%, 09/15/40	2,619	2,712,079
7.20%, 03/15/39	9,183	11,090,585
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	13,115	12,900,832
4.45%, 05/19/28 (Call 04/19/28)	13,190	12,936,356
4.65%, 05/19/30 (Call 03/19/30)	3,500	3,444,945
4.75%, 05/19/33 (Call 02/19/33)	19,726	19,409,595
5.11%, 05/19/43 (Call 11/19/42)	495	481,784
5.30%, 05/19/53 (Call 11/19/52)	27,460	27,466,316
5.34%, 05/19/63 (Call 11/19/62)	95	93,553
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	12,955	12,827,782
Pharmacia LLC, 6.60%, 12/01/28	3,849	4,145,104
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	6,266	6,042,742
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	11,548	10,838,260
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,758	8,023,808
3.03%, 07/09/40 (Call 01/09/40)	6,001	4,351,745
3.18%, 07/09/50 (Call 01/09/50)	7,710	5,178,267
3.38%, 07/09/60 (Call 01/09/60)	2,976	1,936,334
5.00%, 11/26/28 (Call 08/26/28)	7,331	7,264,654
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,302	6,897,834
5.25%, 06/15/46 (Call 12/15/45)	3,927	3,106,846
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,147	3,840,039
2.30%, 06/22/27 (Call 04/22/27)	4,203	3,675,608
2.70%, 06/22/30 (Call 03/22/30)	5,235	4,248,831
3.85%, 06/22/40 (Call 12/22/39)	5,511	3,854,669
4.00%, 06/22/50 (Call 12/22/49)	7,751	5,129,689
Wyeth LLC
5.95%, 04/01/37	10,986	11,756,558
6.00%, 02/15/36	2,374	2,546,234
6.50%, 02/01/34	3,569	3,979,221
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,165	3,429,753
3.00%, 09/12/27 (Call 06/12/27)	4,241	3,943,748
3.00%, 05/15/50 (Call 11/15/49)	570	387,663
3.90%, 08/20/28 (Call 05/20/28)	2,299	2,197,637
3.95%, 09/12/47 (Call 03/12/47)	3,439	2,748,414
4.45%, 08/20/48 (Call 02/20/48)	2,159	1,863,908
4.50%, 11/13/25 (Call 08/13/25)	4,416	4,346,536

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 02/01/43 (Call 08/01/42)	$3,810	$3,444,354
5.40%, 11/14/25 (Call 10/14/25)	1,105	1,105,497
5.60%, 11/16/32 (Call 08/16/32)	905	933,299

		1,245,903,985

Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,687	1,437,813
3.60%, 09/01/32 (Call 06/01/32)	1,060	891,937
4.45%, 07/15/27 (Call 04/15/27)	1,287	1,226,357
4.80%, 05/03/29 (Call 02/03/29)	2,451	2,332,298
4.95%, 12/15/24 (Call 09/15/24)	1,958	1,929,746
5.95%, 06/01/26 (Call 03/01/26)	2,979	2,983,647
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,950	3,057,932
3.70%, 11/15/29 (Call 05/18/29)	5,563	5,056,433
5.13%, 06/30/27 (Call 01/01/27)	3,697	3,658,699
5.88%, 03/31/25 (Call 10/02/24)	6,998	6,976,446
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,237	1,164,858
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	2,272	1,874,309
4.00%, 03/01/31 (Call 03/01/26)	1,905	1,679,734
4.50%, 10/01/29 (Call 10/01/24)	1,900	1,754,137
5.95%, 06/30/33 (Call 12/30/32)(e)	1,166	1,164,029
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,015	5,870,640
5.80%, 06/01/45 (Call 12/01/44)	2,787	2,581,682
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	935	779,715
5.13%, 05/15/29 (Call 02/15/29)	840	820,294
5.38%, 07/15/25 (Call 04/15/25)	1,294	1,282,406
5.60%, 04/01/44 (Call 10/01/43)	465	431,687
5.63%, 07/15/27 (Call 04/15/27)	425	425,429
8.13%, 08/16/30	380	431,319
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	3,457	3,004,928
4.60%, 12/15/44 (Call 06/15/44)	2,051	1,682,497
4.80%, 11/01/43 (Call 05/01/43)	1,923	1,630,242
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,300	2,140,495
5.88%, 10/15/25 (Call 07/15/25)	2,757	2,770,454
7.38%, 10/15/45 (Call 04/15/45)	3,074	3,470,669
Series B, 7.50%, 04/15/38	1,935	2,134,228
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,398	2,149,495
2.50%, 01/15/25 (Call 12/15/24)	2,852	2,731,389
2.50%, 02/14/25	1,504	1,436,816
2.50%, 08/01/33 (Call 05/01/33)	5,025	3,897,139
3.13%, 11/15/29 (Call 08/15/29)	4,365	3,855,997
3.40%, 08/01/51 (Call 02/01/51)	2,690	1,806,873
3.70%, 07/15/27 (Call 04/15/27)	3,162	2,981,545
4.00%, 11/15/49 (Call 05/15/49)	1,808	1,355,421
4.25%, 12/01/26 (Call 09/01/26)	3,716	3,586,572
4.50%, 06/10/44 (Call 12/10/43)	1,583	1,292,108
5.50%, 12/01/46 (Call 06/01/46)	1,106	1,026,523
5.70%, 03/08/33 (Call 12/08/32)(b)	3,970	3,971,866
5.97%, 03/08/26 (Call 03/08/24)	674	674,135
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,360	4,144,529
3.75%, 05/15/30 (Call 02/15/30)	4,306	3,848,487

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.90%, 07/15/26 (Call 04/15/26)	$2,249	$2,148,177
4.00%, 10/01/27 (Call 07/01/27)	2,720	2,554,760
4.05%, 03/15/25 (Call 12/15/24)	4,046	3,938,943
4.15%, 09/15/29 (Call 06/15/29)	2,802	2,580,026
4.20%, 04/15/27 (Call 01/15/27)	2,367	2,255,443
4.40%, 03/15/27 (Call 12/15/26)	3,317	3,179,278
4.75%, 01/15/26 (Call 10/15/25)	4,097	4,012,602
4.90%, 03/15/35 (Call 09/15/34)	1,345	1,227,366
4.95%, 05/15/28 (Call 02/15/28)	1,873	1,820,013
4.95%, 06/15/28 (Call 03/15/28)	4,249	4,114,392
4.95%, 01/15/43 (Call 07/15/42)	1,885	1,539,988
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,547,078
5.00%, 05/15/50 (Call 11/15/49)	7,649	6,294,362
5.15%, 02/01/43 (Call 08/01/42)	2,341	1,967,587
5.15%, 03/15/45 (Call 09/15/44)	1,418	1,193,658
5.25%, 04/15/29 (Call 01/15/29)	5,437	5,309,557
5.30%, 04/01/44 (Call 10/01/43)	3,144	2,672,243
5.30%, 04/15/47 (Call 10/15/46)	3,785	3,208,923
5.35%, 05/15/45 (Call 11/15/44)	3,538	3,023,150
5.40%, 10/01/47 (Call 04/01/47)	6,388	5,501,282
5.50%, 06/01/27 (Call 03/01/27)	3,043	3,025,655
5.55%, 02/15/28 (Call 01/15/28)	2,845	2,835,640
5.75%, 02/15/33 (Call 11/15/32)	3,885	3,858,349
5.95%, 12/01/25 (Call 09/01/25)	1,903	1,906,292
5.95%, 10/01/43 (Call 04/01/43)	1,563	1,429,098
6.00%, 06/15/48 (Call 12/15/47)	4,255	3,929,620
6.05%, 06/01/41 (Call 12/01/40)	2,204	2,076,234
6.10%, 02/15/42	1,715	1,605,291
6.13%, 12/15/45 (Call 06/15/45)	3,953	3,708,863
6.25%, 04/15/49 (Call 10/15/48)	6,784	6,484,554
6.50%, 02/01/42 (Call 08/01/41)	1,137	1,131,258
6.63%, 10/15/36	2,205	2,255,098
7.50%, 07/01/38	2,520	2,736,796
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,746	1,650,564
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,431	3,841,899
3.13%, 07/31/29 (Call 04/30/29)	5,151	4,613,699
3.20%, 02/15/52 (Call 08/15/51)	4,660	3,151,045
3.30%, 02/15/53 (Call 08/15/52)	2,415	1,652,464
3.70%, 02/15/26 (Call 11/15/25)	4,277	4,125,936
3.70%, 01/31/51 (Call 07/31/50)	4,592	3,360,931
3.75%, 02/15/25 (Call 11/15/24)	6,393	6,220,517
3.95%, 02/15/27 (Call 11/15/26)	4,304	4,137,909
3.95%, 01/31/60 (Call 07/31/59)	3,212	2,375,146
4.15%, 10/16/28 (Call 07/16/28)	4,606	4,400,250
4.20%, 01/31/50 (Call 07/31/49)	4,935	3,949,480
4.25%, 02/15/48 (Call 08/15/47)	4,665	3,800,436
4.45%, 02/15/43 (Call 08/15/42)	3,751	3,187,375
4.80%, 02/01/49 (Call 08/01/48)	4,908	4,312,463
4.85%, 08/15/42 (Call 02/15/42)	3,274	2,938,317
4.85%, 03/15/44 (Call 09/15/43)	5,237	4,673,708
4.90%, 05/15/46 (Call 11/15/45)	3,007	2,666,728
4.95%, 10/15/54 (Call 04/15/54)	1,862	1,649,546
5.05%, 01/10/26	3,775	3,756,540
5.10%, 02/15/45 (Call 08/15/44)	4,959	4,546,163
5.35%, 01/31/33 (Call 10/31/32)	4,380	4,401,637
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	3,055	2,538,919
5.70%, 02/15/42	1,177	1,158,403
5.95%, 02/01/41	3,064	3,130,458

Security	Par (000)	Value

Pipelines (continued)
6.13%, 10/15/39	$2,002	$2,080,699
6.45%, 09/01/40	2,315	2,459,618
7.55%, 04/15/38	2,449	2,809,248
Series D, 6.88%, 03/01/33	1,120	1,242,606
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	4,536	3,993,676
Series H, 6.65%, 10/15/34	1,580	1,709,244
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	2,519	2,478,772
4.70%, 11/01/42 (Call 05/01/42)	1,917	1,556,949
5.00%, 08/15/42 (Call 02/15/42)	2,835	2,378,225
5.00%, 03/01/43 (Call 09/01/42)	3,185	2,697,122
5.40%, 09/01/44 (Call 03/01/44)	2,500	2,177,975
5.50%, 03/01/44 (Call 09/01/43)	3,305	2,949,746
5.63%, 09/01/41	2,142	1,945,129
5.80%, 03/15/35	1,561	1,526,877
6.38%, 03/01/41	2,551	2,523,118
6.50%, 02/01/37	1,311	1,309,807
6.50%, 09/01/39	2,262	2,277,563
6.55%, 09/15/40	2,148	2,132,448
6.95%, 01/15/38	4,763	5,096,743
7.30%, 08/15/33	1,175	1,277,413
7.40%, 03/15/31	886	959,423
7.50%, 11/15/40	1,629	1,774,144
7.75%, 03/15/32	1,276	1,411,001
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	2,950	2,639,896
2.00%, 02/15/31 (Call 11/15/30)	1,040	817,378
3.25%, 08/01/50 (Call 02/01/50)	2,502	1,575,609
3.60%, 02/15/51 (Call 08/15/50)	1,500	1,009,170
4.30%, 06/01/25 (Call 03/01/25)	7,245	7,082,784
4.30%, 03/01/28 (Call 12/01/27)	5,396	5,142,712
4.80%, 02/01/33 (Call 11/01/32)	3,525	3,285,512
5.05%, 02/15/46 (Call 08/15/45)	3,093	2,604,120
5.20%, 06/01/33 (Call 03/01/33)	3,070	2,940,415
5.20%, 03/01/48 (Call 09/01/47)	3,253	2,802,297
5.30%, 12/01/34 (Call 06/01/34)	3,668	3,490,762
5.45%, 08/01/52 (Call 02/01/52)(b)	3,070	2,742,063
5.55%, 06/01/45 (Call 12/01/44)	6,750	6,106,185
7.75%, 01/15/32	5,149	5,756,325
7.80%, 08/01/31	1,375	1,535,023
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)(b)	1,737	1,515,915
3.95%, 03/01/50 (Call 09/01/49)	3,349	2,344,936
4.20%, 10/03/47 (Call 04/03/47)	2,278	1,678,408
4.25%, 09/15/46 (Call 03/15/46)	2,268	1,671,471
4.85%, 02/01/49 (Call 08/01/48)	2,098	1,702,065
5.00%, 03/01/26 (Call 12/01/25)	3,639	3,595,696
5.15%, 10/15/43 (Call 04/15/43)	2,366	2,004,523
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,763	6,160,079
2.65%, 08/15/30 (Call 05/15/30)	5,498	4,562,020
4.00%, 02/15/25 (Call 11/15/24)	2,190	2,133,016
4.00%, 03/15/28 (Call 12/15/27)	4,305	4,041,448
4.13%, 03/01/27 (Call 12/01/26)	5,257	5,036,416
4.25%, 12/01/27 (Call 09/01/27)	3,927	3,738,190
4.50%, 04/15/38 (Call 10/15/37)	7,760	6,574,117
4.70%, 04/15/48 (Call 10/15/47)	5,914	4,748,646
4.80%, 02/15/29 (Call 11/15/28)	3,420	3,293,939
4.88%, 12/01/24 (Call 09/01/24)	5,014	4,950,021

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 06/01/25 (Call 03/01/25)	$5,372	$5,287,821
4.90%, 04/15/58 (Call 10/15/57)	1,261	1,003,239
4.95%, 09/01/32 (Call 06/01/32)	3,815	3,596,400
4.95%, 03/14/52 (Call 09/14/51)	5,405	4,452,153
5.00%, 03/01/33 (Call 12/01/32)	2,425	2,288,812
5.20%, 03/01/47 (Call 09/01/46)	3,793	3,268,732
5.20%, 12/01/47 (Call 06/01/47)	2,316	1,985,669
5.50%, 02/15/49 (Call 08/15/48)	5,921	5,273,183
5.65%, 03/01/53 (Call 09/01/52)	1,125	1,019,790
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,274	2,163,916
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,480	1,377,643
2.75%, 09/01/24 (Call 08/01/24)	1,316	1,275,691
3.10%, 03/15/30 (Call 12/15/29)	1,893	1,624,951
3.40%, 09/01/29 (Call 06/01/29)	3,163	2,791,537
4.00%, 07/13/27 (Call 04/13/27)	3,121	2,954,619
4.35%, 03/15/29 (Call 12/15/28)	2,898	2,710,905
4.45%, 09/01/49 (Call 03/01/49)	2,558	1,918,244
4.50%, 03/15/50 (Call 09/15/49)	1,726	1,295,639
4.55%, 07/15/28 (Call 04/15/28)	3,261	3,109,494
4.90%, 03/15/25 (Call 12/15/24)	4,050	3,986,091
4.95%, 07/13/47 (Call 01/06/47)	2,655	2,182,516
5.20%, 07/15/48 (Call 01/15/48)	3,854	3,296,056
5.55%, 11/01/26 (Call 10/01/26)	3,935	3,936,849
5.65%, 11/01/28 (Call 10/01/28)	3,675	3,681,247
5.80%, 11/01/30 (Call 09/01/30)(b)	2,525	2,532,828
5.85%, 01/15/26 (Call 12/15/25)	2,026	2,036,393
6.00%, 06/15/35	1,009	991,110
6.05%, 09/01/33 (Call 06/01/33)	3,825	3,855,332
6.10%, 11/15/32 (Call 08/15/32)	405	411,116
6.35%, 01/15/31 (Call 10/15/30)	2,270	2,330,200
6.63%, 09/01/53 (Call 03/01/53)	1,655	1,669,614
7.15%, 01/15/51 (Call 07/15/50)	1,240	1,312,738
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,620	2,529,741
6.20%, 09/15/43 (Call 03/15/43)	1,322	1,281,811
6.65%, 10/01/36	2,613	2,684,126
6.85%, 10/15/37	2,275	2,382,608
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	3,383	2,977,886
3.60%, 11/01/24 (Call 08/01/24)	3,764	3,665,458
3.80%, 09/15/30 (Call 06/15/30)	2,704	2,393,878
4.30%, 01/31/43 (Call 07/31/42)	1,622	1,209,996
4.50%, 12/15/26 (Call 09/15/26)	4,250	4,110,940
4.65%, 10/15/25 (Call 07/15/25)	5,063	4,935,514
4.70%, 06/15/44 (Call 12/15/43)	2,590	2,028,540
4.90%, 02/15/45 (Call 08/15/44)	2,576	2,059,177
5.15%, 06/01/42 (Call 12/01/41)	2,069	1,710,484
6.65%, 01/15/37	2,907	2,950,285
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	4,843	4,589,275
4.50%, 05/15/30 (Call 11/15/29)	3,047	2,867,958
5.00%, 03/15/27 (Call 09/15/26)	8,618	8,472,097
5.63%, 03/01/25 (Call 12/01/24)	9,032	9,006,349
5.88%, 06/30/26 (Call 12/31/25)	2,757	2,769,655
5.90%, 09/15/37 (Call 03/15/37)	2,600	2,594,254
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,993	2,818,089
3.50%, 03/15/25 (Call 12/15/24)	2,744	2,649,771

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/45 (Call 09/15/44)	$4,042	$3,249,202
5.95%, 09/25/43 (Call 03/25/43)	1,791	1,715,312
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	4,060	3,518,234
4.20%, 02/01/33 (Call 11/01/32)	3,080	2,714,435
4.88%, 02/01/31 (Call 02/01/26)	4,150	3,816,672
4.95%, 04/15/52 (Call 10/15/51)	3,005	2,438,888
5.00%, 01/15/28 (Call 10/02/23)	2,690	2,592,380
5.20%, 07/01/27 (Call 06/01/27)	3,235	3,202,974
5.50%, 03/01/30 (Call 03/01/25)	4,015	3,856,689
6.13%, 03/15/33 (Call 12/15/32)	2,890	2,938,321
6.25%, 07/01/52 (Call 01/01/52)	2,197	2,111,053
6.50%, 07/15/27 (Call 10/02/23)	4,170	4,192,768
6.50%, 02/15/53 (Call 08/15/52)	3,245	3,244,740
6.88%, 01/15/29 (Call 01/15/24)	2,730	2,764,589
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,535	4,282,038
4.38%, 03/13/25 (Call 12/13/24)	3,768	3,673,348
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	1,758	1,831,625
7.00%, 10/15/28	1,215	1,288,678
7.63%, 04/01/37	280	317,761
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,172	1,293,560
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,272	1,206,734
2.50%, 10/12/31 (Call 07/12/31)	4,344	3,460,995
4.10%, 04/15/30 (Call 01/15/30)	1,625	1,489,475
4.25%, 05/15/28 (Call 02/15/28)	6,419	6,112,364
4.63%, 03/01/34 (Call 12/01/33)	5,364	4,852,596
4.75%, 05/15/38 (Call 11/15/37)	2,470	2,160,534
4.88%, 01/15/26 (Call 10/15/25)	3,505	3,460,627
4.88%, 05/15/48 (Call 11/15/47)	4,290	3,645,427
5.00%, 10/16/43 (Call 04/16/43)	2,866	2,482,214
5.10%, 03/15/49 (Call 09/15/48)(b)	4,381	3,845,291
5.60%, 03/31/34	1,291	1,249,959
5.85%, 03/15/36	2,193	2,175,017
6.10%, 06/01/40	3,101	3,121,591
6.20%, 03/09/26 (Call 03/09/24)	425	425,395
6.20%, 10/15/37	4,258	4,317,569
7.25%, 08/15/38	2,811	3,125,354
7.63%, 01/15/39	3,369	3,833,181
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	2,769	2,443,393
3.95%, 05/15/50 (Call 11/15/49)	2,514	1,886,028
4.00%, 03/15/28 (Call 12/15/27)	1,949	1,839,914
4.45%, 08/01/42 (Call 02/01/42)	1,698	1,413,415
4.60%, 03/15/48 (Call 09/15/47)	2,880	2,402,986
5.40%, 08/15/41 (Call 02/15/41)	2,117	1,978,802
7.85%, 02/01/26 (Call 11/01/25)	5,057	5,284,514
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,836	2,730,160
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	695	665,803
3.95%, 06/01/25 (Call 03/01/25)	505	487,613
4.05%, 02/01/30 (Call 11/01/29)	3,340	2,977,343
4.50%, 03/01/28 (Call 12/01/27)	750	706,538
4.65%, 07/01/26 (Call 04/01/26)	265	256,716
4.75%, 08/15/28 (Call 05/15/28)	385	364,595
5.25%, 02/01/50 (Call 08/01/49)	2,645	2,137,372
5.30%, 03/01/48 (Call 09/01/47)	530	433,789

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)	$765	$641,682
5.50%, 08/15/48 (Call 02/15/48)	1,325	1,099,498
6.15%, 04/01/33 (Call 01/01/33)	1,665	1,656,558
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	2,112	1,732,495
3.50%, 11/15/30 (Call 08/15/30)	2,744	2,429,757
3.50%, 10/15/51 (Call 04/15/51)	1,915	1,285,157
3.75%, 06/15/27 (Call 03/15/27)	5,919	5,573,034
3.90%, 01/15/25 (Call 10/15/24)	4,975	4,852,018
4.00%, 09/15/25 (Call 06/15/25)	4,311	4,173,953
4.65%, 08/15/32 (Call 05/15/32)	3,960	3,720,024
4.85%, 03/01/48 (Call 09/01/47)	3,546	3,022,327
4.90%, 01/15/45 (Call 07/15/44)	2,481	2,113,514
5.10%, 09/15/45 (Call 03/15/45)	2,633	2,318,093
5.30%, 08/15/28 (Call 07/15/28)	4,185	4,165,247
5.30%, 08/15/52 (Call 02/15/52)	2,020	1,820,404
5.40%, 03/02/26	1,710	1,707,435
5.40%, 03/04/44 (Call 09/04/43)	2,471	2,228,175
5.65%, 03/15/33 (Call 12/15/32)	4,225	4,240,590
5.75%, 06/24/44 (Call 12/24/43)	2,201	2,088,969
5.80%, 11/15/43 (Call 05/15/43)	1,790	1,717,720
6.30%, 04/15/40	4,924	5,049,316
8.75%, 03/15/32	555	649,761
Series A, 7.50%, 01/15/31	1,200	1,312,944

		796,688,429

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,482	1,442,297
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	3,278	2,629,350
4.88%, 03/01/26 (Call 12/01/25)	3,014	2,947,541
5.95%, 08/15/34 (Call 05/15/34)	1,395	1,382,361
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,962	1,469,519

		9,871,068

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,390	2,005,688
2.60%, 06/15/33 (Call 03/15/33)	1,691	1,284,923
2.90%, 10/01/30 (Call 07/01/30)	1,304	1,080,938
4.80%, 10/01/32 (Call 07/01/32)	515	474,253
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,310	2,438,709
2.00%, 05/18/32 (Call 02/18/32)	2,001	1,515,737
2.75%, 12/15/29 (Call 09/15/29)	1,191	1,009,301
2.95%, 03/15/34 (Call 12/15/33)	2,315	1,832,670
3.00%, 05/18/51 (Call 11/18/50)	3,170	1,912,588
3.38%, 08/15/31 (Call 05/15/31)	2,155	1,857,890
3.45%, 04/30/25 (Call 02/28/25)	2,040	1,968,498
3.55%, 03/15/52 (Call 09/15/51)	3,810	2,600,325
3.80%, 04/15/26 (Call 02/15/26)	1,761	1,689,856
3.95%, 01/15/27 (Call 10/15/26)	411	389,028
3.95%, 01/15/28 (Call 10/15/27)	1,727	1,620,876
4.00%, 02/01/50 (Call 08/01/49)	2,780	2,073,546
4.30%, 01/15/26 (Call 10/15/25)	1,065	1,030,941
4.50%, 07/30/29 (Call 04/30/29)	1,746	1,652,502
4.70%, 07/01/30 (Call 04/01/30)	1,447	1,369,831
4.75%, 04/15/35 (Call 01/15/35)	1,180	1,090,580
4.85%, 04/15/49 (Call 10/15/48)	1,248	1,023,235

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.90%, 12/15/30 (Call 09/15/30)	$3,205	$3,100,902
5.15%, 04/15/53 (Call 10/15/52)	2,020	1,801,396
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	770	595,387
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	410	324,425
3.38%, 07/15/51 (Call 01/15/51)	2,035	1,305,798
3.63%, 04/15/32 (Call 01/15/32)	155	132,624
4.25%, 02/15/28 (Call 11/15/27)	2,720	2,576,166
4.30%, 04/15/52 (Call 10/15/51)	410	316,077
4.90%, 02/15/29 (Call 11/15/28)	2,176	2,092,224
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,975	2,728,610
1.45%, 09/15/26 (Call 08/15/26)	2,552	2,260,587
1.50%, 01/31/28 (Call 11/30/27)	2,358	1,979,494
1.60%, 04/15/26 (Call 03/15/26)	2,881	2,602,782
1.88%, 10/15/30 (Call 07/15/30)	3,481	2,709,506
2.10%, 06/15/30 (Call 03/15/30)	1,912	1,527,535
2.30%, 09/15/31 (Call 06/15/31)	3,495	2,734,034
2.40%, 03/15/25 (Call 02/15/25)	1,582	1,502,837
2.70%, 04/15/31 (Call 01/15/31)	3,522	2,877,474
2.75%, 01/15/27 (Call 11/15/26)	3,103	2,835,521
2.90%, 01/15/30 (Call 10/15/29)	2,990	2,548,855
2.95%, 01/15/25 (Call 12/15/24)	3,065	2,947,365
2.95%, 01/15/51 (Call 07/15/50)	4,420	2,670,652
3.10%, 06/15/50 (Call 12/15/49)	4,320	2,696,976
3.13%, 01/15/27 (Call 10/15/26)	1,893	1,744,040
3.38%, 10/15/26 (Call 07/15/26)	4,377	4,102,256
3.55%, 07/15/27 (Call 04/15/27)	2,426	2,249,048
3.60%, 01/15/28 (Call 10/15/27)	3,126	2,883,516
3.65%, 03/15/27 (Call 02/15/27)	2,620	2,459,080
3.70%, 10/15/49 (Call 04/15/49)	2,691	1,874,658
3.80%, 08/15/29 (Call 05/15/29)	5,836	5,305,216
3.95%, 03/15/29 (Call 12/15/28)	3,093	2,846,612
4.00%, 06/01/25 (Call 03/01/25)	4,081	3,957,182
4.05%, 03/15/32 (Call 12/15/31)	2,450	2,185,841
4.40%, 02/15/26 (Call 11/15/25)	1,994	1,939,683
5.25%, 07/15/28 (Call 06/15/28)	1,820	1,791,717
5.50%, 03/15/28 (Call 02/15/28)	2,510	2,498,454
5.55%, 07/15/33 (Call 04/15/33)	2,111	2,089,616
5.65%, 03/15/33 (Call 12/15/32)	3,375	3,361,837
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,865	1,593,680
2.05%, 01/15/32 (Call 10/15/31)	2,915	2,336,664
2.30%, 03/01/30 (Call 12/01/29)	3,038	2,538,674
2.45%, 01/15/31 (Call 10/17/30)	2,444	2,031,331
2.90%, 10/15/26 (Call 07/15/26)	1,682	1,558,390
2.95%, 05/11/26 (Call 02/11/26)	2,845	2,680,730
3.20%, 01/15/28 (Call 10/15/27)	1,873	1,729,772
3.30%, 06/01/29 (Call 03/01/29)	1,848	1,672,920
3.35%, 05/15/27 (Call 02/15/27)	987	923,062
3.45%, 06/01/25 (Call 03/03/25)	2,492	2,412,281
3.50%, 11/15/24 (Call 08/15/24)	1,030	1,006,495
3.50%, 11/15/25 (Call 08/15/25)	1,420	1,358,060
3.90%, 10/15/46 (Call 04/15/46)	1,015	770,862
4.15%, 07/01/47 (Call 01/01/47)	980	782,765
4.35%, 04/15/48 (Call 10/18/47)	1,305	1,059,112
5.00%, 02/15/33 (Call 11/15/32)	1,535	1,519,312
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,460	3,159,196

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.55%, 04/01/32 (Call 01/01/32)	$4,285	$3,209,679
2.75%, 10/01/26 (Call 07/01/26)	4,581	4,132,703
2.90%, 03/15/30 (Call 12/15/29)	3,442	2,800,308
3.20%, 01/15/25 (Call 10/15/24)	5,007	4,802,764
3.25%, 01/30/31 (Call 10/30/30)	3,772	3,071,125
3.40%, 06/21/29 (Call 03/21/29)	2,020	1,729,807
3.65%, 02/01/26 (Call 11/03/25)	4,258	4,011,973
4.50%, 12/01/28 (Call 09/01/28)	4,062	3,748,901
6.50%, 01/15/34 (Call 10/15/33)	935	930,101
6.75%, 12/01/27 (Call 11/01/27)	715	730,716
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,062	1,697,954
4.10%, 10/01/24 (Call 07/01/24)	2,332	2,233,660
4.55%, 10/01/29 (Call 07/01/29)	1,768	1,388,375
7.55%, 03/15/28 (Call 02/15/28)	1,315	1,234,693
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	598	509,568
2.50%, 08/16/31 (Call 05/16/31)	2,425	1,906,268
3.85%, 02/01/25 (Call 11/01/24)	2,084	2,010,018
3.90%, 03/15/27 (Call 12/15/26)	956	888,487
4.05%, 07/01/30 (Call 04/01/30)	3,512	3,175,902
4.13%, 06/15/26 (Call 03/15/26)	2,303	2,182,162
4.13%, 05/15/29 (Call 02/15/29)	2,104	1,914,114
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	3,032	2,183,010
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,220	2,794,928
3.15%, 07/01/29 (Call 04/01/29)	2,632	2,364,957
3.35%, 11/01/49 (Call 05/01/49)(b)	2,080	1,471,330
4.10%, 10/15/28 (Call 07/15/28)	1,242	1,182,210
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,589	1,252,815
2.25%, 03/15/26 (Call 02/15/26)	610	550,873
2.75%, 04/15/31 (Call 01/15/31)	1,805	1,391,095
2.90%, 12/01/33 (Call 09/01/33)	1,835	1,324,888
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	4,920	3,314,063
3.25%, 01/15/51 (Call 07/15/50)	3,620	2,353,362
4.75%, 05/15/47 (Call 11/15/46)	1,498	1,236,150
4.80%, 09/01/28	2,485	2,412,587
5.00%, 01/11/28 (Call 12/11/27)	2,095	2,057,081
5.10%, 05/01/33	2,375	2,284,061
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,820	4,252,108
1.35%, 07/15/25 (Call 06/15/25)	2,765	2,553,118
2.10%, 04/01/31 (Call 01/01/31)	4,500	3,544,875
2.25%, 01/15/31 (Call 10/15/30)	3,492	2,801,247
2.50%, 07/15/31 (Call 04/15/31)	700	564,382
2.90%, 03/15/27 (Call 02/15/27)	2,735	2,511,168
3.10%, 11/15/29 (Call 08/15/29)	1,253	1,090,248
3.20%, 09/01/24 (Call 07/01/24)	3,876	3,773,751
3.30%, 07/01/30 (Call 04/01/30)	4,060	3,529,114
3.65%, 09/01/27 (Call 06/01/27)	5,505	5,129,119
3.70%, 06/15/26 (Call 03/15/26)	3,984	3,794,441
3.80%, 02/15/28 (Call 11/15/27)	4,641	4,318,311
4.00%, 03/01/27 (Call 12/01/26)	2,675	2,540,341
4.00%, 11/15/49 (Call 05/15/49)	1,453	1,072,038
4.15%, 07/01/50 (Call 01/01/50)	2,013	1,520,640
4.30%, 02/15/29 (Call 11/15/28)	3,470	3,261,071
4.45%, 02/15/26 (Call 11/15/25)	4,105	3,999,296

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.20%, 02/15/49 (Call 08/15/48)	$1,683	$1,490,953
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,545	1,200,527
2.25%, 12/15/28 (Call 10/15/28)	2,632	2,233,515
2.50%, 02/15/32 (Call 11/15/31)	2,595	2,044,782
3.00%, 02/15/30 (Call 11/15/29)(b)	1,010	861,833
3.13%, 09/01/26 (Call 06/01/26)	2,902	2,690,125
4.00%, 11/15/25 (Call 08/15/25)	1,366	1,308,628
4.38%, 02/15/29 (Call 11/15/28)	1,676	1,569,323
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	4,084	3,676,621
3.70%, 08/15/27 (Call 05/15/27)	5,655	5,273,061
4.45%, 07/15/28 (Call 04/15/28)	2,535	2,400,138
5.55%, 01/15/28 (Call 12/15/27)	2,995	2,989,879
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	15	11,476
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,225,035
4.50%, 04/01/25 (Call 01/01/25)	1,000	959,100
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,353,315
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,381,890
4.95%, 04/15/28 (Call 01/15/28)	1,000	896,560
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,394	2,183,711
1.25%, 07/15/25 (Call 06/15/25)	2,618	2,414,738
1.45%, 05/15/26 (Call 04/15/26)	3,267	2,935,661
1.55%, 03/15/28 (Call 01/15/28)	2,073	1,752,203
1.80%, 07/15/27 (Call 05/15/27)	2,993	2,615,134
2.00%, 05/15/28 (Call 03/15/28)	2,888	2,466,785
2.15%, 07/15/30 (Call 04/15/30)	1,940	1,564,901
2.50%, 05/15/31 (Call 02/15/31)	815	660,998
2.63%, 11/18/24 (Call 10/18/24)	4,875	4,698,866
2.90%, 11/18/26 (Call 09/18/26)	3,068	2,839,158
2.95%, 09/15/51 (Call 03/15/51)	2,185	1,350,396
3.00%, 07/15/50 (Call 01/15/50)	2,339	1,468,448
3.20%, 11/18/29 (Call 08/18/29)	5,077	4,451,158
3.40%, 02/15/52 (Call 08/15/51)	2,035	1,374,643
3.90%, 04/15/32 (Call 01/15/32)	2,090	1,859,661
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	795	620,609
2.50%, 02/15/30 (Call 11/15/29)	2,648	2,246,934
2.85%, 11/01/26 (Call 08/01/26)	686	638,982
3.00%, 07/01/29 (Call 04/01/29)	2,733	2,428,817
3.25%, 08/01/27 (Call 05/01/27)	1,349	1,248,500
3.38%, 06/01/25 (Call 03/01/25)	563	542,676
3.50%, 03/01/28 (Call 12/01/27)	2,768	2,582,129
4.00%, 08/01/47 (Call 02/01/47)	1,006	765,073
4.15%, 12/01/28 (Call 09/01/28)	1,725	1,642,631
4.50%, 07/01/44 (Call 01/01/44)	1,095	926,742
4.50%, 06/01/45 (Call 12/01/44)	1,620	1,324,366
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,560	1,177,769
1.70%, 03/01/28 (Call 01/01/28)	830	704,180
2.55%, 06/15/31 (Call 03/15/31)	1,120	896,302
2.65%, 03/15/32 (Call 12/15/31)	3,123	2,484,909
2.65%, 09/01/50 (Call 03/01/50)	780	436,675
3.00%, 01/15/30 (Call 10/15/29)	2,670	2,276,495
3.38%, 04/15/26 (Call 01/15/26)	1,874	1,778,876
3.50%, 04/01/25 (Call 01/01/25)	2,111	2,039,395
3.63%, 05/01/27 (Call 02/01/27)	1,860	1,735,008
4.00%, 03/01/29 (Call 12/01/28)	1,656	1,528,223

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 03/15/48 (Call 09/15/47)	$1,825	$1,428,081
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53 (Call 11/15/52)	415	402,077
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,991	1,588,280
2.35%, 03/15/32 (Call 12/15/31)	1,760	1,367,714
2.40%, 10/15/31 (Call 07/15/31)	2,510	1,969,773
2.55%, 06/01/31 (Call 03/01/31)	1,620	1,299,127
3.50%, 07/01/26 (Call 04/01/26)(b)	1,719	1,617,184
3.88%, 12/15/27 (Call 09/15/27)	921	858,556
3.90%, 04/01/29 (Call 02/01/29)	250	228,848
4.00%, 06/15/29 (Call 03/15/29)	2,373	2,169,088
5.50%, 07/01/30 (Call 05/01/30)	585	579,741
5.70%, 04/01/28 (Call 03/01/28)	880	884,594
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	1,299	1,170,178
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,538,711
3.25%, 07/15/27 (Call 04/15/27)	2,034	1,869,795
3.50%, 06/01/30 (Call 03/01/30)	521	455,583
4.50%, 12/01/44 (Call 06/01/44)	1,406	1,088,174
Federal Realty OP LP, 5.38%, 05/01/28	1,645	1,621,279
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,495	2,817,110
3.35%, 09/01/24 (Call 08/01/24)	2,998	2,908,929
4.00%, 01/15/30 (Call 10/15/29)	3,168	2,768,262
4.00%, 01/15/31 (Call 10/15/30)	3,012	2,580,471
5.25%, 06/01/25 (Call 03/01/25)	3,930	3,860,793
5.30%, 01/15/29 (Call 10/15/28)	3,215	3,035,603
5.38%, 04/15/26 (Call 01/15/26)	5,933	5,809,534
5.75%, 06/01/28 (Call 03/03/28)	2,809	2,728,803
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,551,399
3.50%, 08/01/26 (Call 05/01/26)	2,737	2,554,907
3.75%, 07/01/27 (Call 04/01/27)	2,793	2,592,072
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	1,830	1,560,423
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,495	1,311,698
2.13%, 12/01/28 (Call 10/01/28)	2,665	2,276,470
2.88%, 01/15/31 (Call 10/15/30)	1,778	1,488,648
3.00%, 01/15/30 (Call 10/15/29)	3,419	2,962,256
3.25%, 07/15/26 (Call 05/15/26)	2,562	2,423,088
3.40%, 02/01/25 (Call 11/01/24)	443	428,222
3.50%, 07/15/29 (Call 04/15/29)	2,091	1,879,537
4.00%, 06/01/25 (Call 03/01/25)	2,611	2,540,764
6.75%, 02/01/41 (Call 08/01/40)	1,338	1,397,809
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	3,345	3,234,949
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	841	618,673
3.05%, 02/15/30 (Call 11/15/29)	2,181	1,705,302
3.88%, 03/01/27 (Call 12/01/26)	2,115	1,943,029
4.13%, 03/15/28 (Call 12/15/27)	1,573	1,414,300
4.20%, 04/15/29 (Call 01/15/29)	2,035	1,735,183
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,319	2,239,319
Series F, 4.50%, 02/01/26 (Call 11/01/25)	421	406,067
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,549	2,174,424
Series I, 3.50%, 09/15/30 (Call 06/15/30)	650	554,496
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,710	1,347,685

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	$1,749	$1,187,658
3.95%, 11/01/27 (Call 08/01/27)	2,251	1,785,381
4.65%, 04/01/29 (Call 01/01/29)(b)	2,336	1,781,200
5.95%, 02/15/28 (Call 01/15/28)	130	109,850
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,393	1,065,743
2.30%, 11/15/28 (Call 09/15/28)	2,000	1,700,340
2.70%, 01/15/34 (Call 10/15/33)	1,925	1,465,657
4.15%, 04/15/32 (Call 01/15/32)	2,325	2,068,599
5.45%, 08/15/30	1,615	1,581,747
5.50%, 08/15/33	3,460	3,351,114
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,413	1,700,972
2.65%, 11/15/33 (Call 08/15/33)	2,225	1,545,062
3.05%, 02/15/30 (Call 11/15/29)	2,352	1,879,154
3.45%, 12/15/24 (Call 09/15/24)	2,657	2,561,640
4.25%, 08/15/29 (Call 05/15/29)	1,963	1,698,977
4.38%, 10/01/25 (Call 07/01/25)	1,841	1,754,215
4.75%, 12/15/28 (Call 09/15/28)	1,909	1,719,169
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	803	680,181
2.25%, 12/01/31 (Call 09/01/31)	1,136	880,991
2.70%, 10/01/30 (Call 07/01/30)	935	770,870
2.80%, 10/01/26 (Call 07/01/26)	2,685	2,469,663
3.20%, 04/01/32 (Call 01/01/32)	41	33,987
3.30%, 02/01/25 (Call 12/01/24)	1,932	1,861,269
3.70%, 10/01/49 (Call 04/01/49)	817	571,181
3.80%, 04/01/27 (Call 01/01/27)	2,389	2,235,841
4.13%, 12/01/46 (Call 06/01/46)	891	651,624
4.25%, 04/01/45 (Call 10/01/44)	1,777	1,365,358
4.45%, 09/01/47 (Call 03/01/47)	2,845	2,248,091
4.60%, 02/01/33 (Call 11/01/32)	1,905	1,748,523
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,232	2,036,321
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	1,121	1,076,418
4.75%, 09/15/30 (Call 06/15/30)	2,365	2,163,171
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	605	457,610
2.70%, 09/15/30 (Call 06/15/30)	808	639,265
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,075	1,833,263
1.70%, 02/15/31 (Call 11/15/30)	2,371	1,868,846
2.75%, 03/15/30 (Call 12/15/29)	1,155	996,534
2.88%, 09/15/51 (Call 03/15/51)	1,210	759,323
3.60%, 06/01/27 (Call 03/01/27)	3,000	2,839,560
3.95%, 03/15/29 (Call 12/15/28)	2,350	2,205,922
4.00%, 11/15/25 (Call 08/15/25)	3,152	3,065,446
4.20%, 06/15/28 (Call 03/15/28)	1,463	1,393,215
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,678	2,030,379
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,162	1,788,969
3.00%, 04/15/52 (Call 10/15/51)	655	396,432
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,300,071
3.50%, 10/15/27 (Call 07/15/27)	920	846,492
3.50%, 04/15/51 (Call 10/15/50)	2,407	1,620,826
3.60%, 12/15/26 (Call 09/15/26)	2,107	1,967,580
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,232,211

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 10/15/28 (Call 07/15/28)	$1,120	$1,051,322
4.80%, 10/15/48 (Call 04/15/48)	665	542,833
5.60%, 10/15/33 (Call 07/15/33)	1,575	1,545,437
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	2,850	2,791,831
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,393	2,533,383
3.38%, 02/01/31 (Call 11/01/30)	2,449	1,974,433
3.63%, 10/01/29 (Call 07/01/29)	2,332	1,974,854
4.50%, 01/15/25 (Call 10/15/24)	3,270	3,188,446
4.50%, 04/01/27 (Call 01/01/27)	1,520	1,437,662
4.75%, 01/15/28 (Call 10/15/27)	2,232	2,096,919
5.25%, 01/15/26 (Call 10/15/25)	3,435	3,379,181
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,545	1,907,299
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	3,303	2,563,987
3.95%, 01/15/28 (Call 10/15/27)	2,503	2,294,150
4.30%, 03/15/27 (Call 12/15/26)	396	378,936
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	385	259,217
3.15%, 08/15/30 (Call 05/15/30)	1,958	1,413,774
9.25%, 07/20/28 (Call 06/20/28)	450	460,148
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,028	2,328,714
1.63%, 03/15/31 (Call 12/15/30)	1,604	1,245,875
1.75%, 07/01/30 (Call 04/01/30)	1,672	1,336,078
1.75%, 02/01/31 (Call 11/01/30)	2,040	1,609,519
2.13%, 04/15/27 (Call 02/15/27)	1,816	1,636,724
2.13%, 10/15/50 (Call 04/15/50)	1,962	1,064,228
2.25%, 04/15/30 (Call 01/15/30)	2,947	2,473,181
2.25%, 01/15/32 (Call 10/15/31)	2,017	1,616,888
2.88%, 11/15/29 (Call 08/15/29)	1,700	1,489,557
3.00%, 04/15/50 (Call 10/15/49)	3,143	2,065,831
3.05%, 03/01/50 (Call 09/01/49)	1,676	1,108,959
3.25%, 06/30/26 (Call 03/30/26)	884	838,244
3.25%, 10/01/26 (Call 07/01/26)	1,880	1,776,374
3.38%, 12/15/27 (Call 09/15/27)	2,690	2,508,963
3.88%, 09/15/28 (Call 06/15/28)	1,882	1,778,584
4.00%, 09/15/28 (Call 06/15/28)	1,431	1,361,439
4.38%, 02/01/29 (Call 11/01/28)	1,806	1,739,124
4.38%, 09/15/48 (Call 03/15/48)	494	408,992
4.63%, 01/15/33 (Call 10/15/32)	2,660	2,551,286
4.75%, 06/15/33 (Call 03/15/33)	1,660	1,590,861
4.88%, 06/15/28 (Call 05/15/28)	2,155	2,132,911
5.13%, 01/15/34 (Call 10/15/33)	2,055	2,020,784
5.25%, 06/15/53 (Call 12/15/52)	1,950	1,857,297
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	2,358	2,124,016
1.50%, 11/09/26 (Call 10/09/26)	3,119	2,806,726
1.85%, 05/01/28 (Call 03/01/28)	2,820	2,450,411
1.95%, 11/09/28 (Call 09/09/28)	2,500	2,150,500
2.25%, 11/09/31 (Call 08/09/31)	2,215	1,793,109
2.30%, 05/01/31 (Call 02/01/31)	2,570	2,112,566
3.09%, 09/15/27 (Call 06/15/27)	2,440	2,276,910
3.39%, 05/01/29 (Call 02/01/29)	2,566	2,355,100
5.10%, 08/01/33 (Call 05/01/33)	445	441,177
5.13%, 01/15/29 (Call 12/15/28)	1,330	1,327,806
5.35%, 08/01/53 (Call 02/01/53)	760	740,453
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,997	2,394,843

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	$1,483	$1,317,379
1.80%, 03/15/33 (Call 12/15/32)	1,698	1,238,385
2.20%, 06/15/28 (Call 04/15/28)	1,440	1,249,992
2.85%, 12/15/32 (Call 09/15/32)	666	539,713
3.00%, 01/15/27 (Call 10/15/26)	2,464	2,288,957
3.10%, 12/15/29 (Call 09/15/29)	1,549	1,369,115
3.25%, 06/15/29 (Call 03/15/29)(b)	1,082	975,369
3.25%, 01/15/31 (Call 10/15/30)	4,059	3,505,068
3.40%, 01/15/28 (Call 11/15/27)	1,975	1,831,378
3.65%, 01/15/28 (Call 10/15/27)	2,554	2,390,212
3.88%, 04/15/25 (Call 02/15/25)	3,097	3,016,168
3.95%, 08/15/27 (Call 05/15/27)	3,236	3,085,720
4.13%, 10/15/26 (Call 07/15/26)	2,661	2,570,659
4.63%, 11/01/25 (Call 09/01/25)	2,076	2,042,971
4.65%, 03/15/47 (Call 09/15/46)	2,823	2,453,187
4.70%, 12/15/28 (Call 11/15/28)	1,950	1,891,949
4.85%, 03/15/30 (Call 01/15/30)	755	732,750
4.88%, 06/01/26 (Call 03/01/26)	2,354	2,326,317
4.90%, 07/15/33 (Call 04/15/33)	2,975	2,823,096
5.05%, 01/13/26 (Call 01/13/24)	1,245	1,237,692
5.63%, 10/13/32 (Call 07/13/32)	2,420	2,418,524
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,600	1,382,784
3.60%, 02/01/27 (Call 11/01/26)	526	495,971
3.70%, 06/15/30 (Call 03/15/30)	713	638,691
4.13%, 03/15/28 (Call 12/15/27)	1,531	1,437,640
4.40%, 02/01/47 (Call 08/01/46)	1,813	1,417,512
4.65%, 03/15/49 (Call 09/15/48)	1,401	1,136,015
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,078	1,622,024
2.15%, 09/01/31 (Call 06/01/31)	2,075	1,601,485
5.00%, 06/15/28 (Call 05/15/28)	1,050	1,021,052
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,102	3,129,416
3.90%, 10/15/29 (Call 07/15/29)	2,638	2,228,609
5.13%, 08/15/26 (Call 05/15/26)	3,226	3,117,735
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	2,555	1,968,730
2.85%, 01/15/32 (Call 08/15/31)(b)	785	595,737
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,644	3,211,421
1.75%, 02/01/28 (Call 11/01/27)	2,075	1,782,321
2.00%, 09/13/24 (Call 06/13/24)	3,897	3,749,576
2.20%, 02/01/31 (Call 11/01/30)	1,814	1,444,778
2.25%, 01/15/32 (Call 10/15/31)	4,160	3,219,091
2.45%, 09/13/29 (Call 06/13/29)	5,618	4,755,918
2.65%, 07/15/30 (Call 04/15/30)	1,848	1,554,926
2.65%, 02/01/32 (Call 12/01/31)	2,195	1,763,858
3.25%, 11/30/26 (Call 08/30/26)	3,348	3,140,391
3.25%, 09/13/49 (Call 03/13/49)	4,643	3,033,597
3.30%, 01/15/26 (Call 10/15/25)	3,752	3,576,894
3.38%, 10/01/24 (Call 07/01/24)	5,583	5,445,658
3.38%, 06/15/27 (Call 03/15/27)	1,612	1,503,964
3.38%, 12/01/27 (Call 09/01/27)	4,138	3,829,512
3.50%, 09/01/25 (Call 06/01/25)	6,681	6,437,143
3.80%, 07/15/50 (Call 01/15/50)	2,590	1,868,115
4.25%, 10/01/44 (Call 04/01/44)	1,370	1,073,135
4.25%, 11/30/46 (Call 05/30/46)	2,212	1,707,354
4.75%, 03/15/42 (Call 09/15/41)	2,331	1,984,940

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.50%, 03/08/33 (Call 12/08/32)	$3,145	$3,093,296
5.85%, 03/08/53 (Call 09/03/52)	2,625	2,573,025
6.75%, 02/01/40 (Call 11/01/39)	2,218	2,382,309
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,622	2,494,859
4.25%, 02/01/26 (Call 11/01/25)	2,124	1,990,379
4.70%, 06/01/27 (Call 03/01/27)	2,299	2,160,163
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	100	99,687
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	1,126	960,410
2.70%, 02/15/32 (Call 11/15/31)	755	590,614
3.20%, 01/15/27 (Call 11/15/26)	2,397	2,182,852
3.20%, 02/15/31 (Call 11/15/30)	800	659,448
3.40%, 01/15/30 (Call 10/15/29)	2,080	1,786,886
4.00%, 07/15/29 (Call 04/15/29)	2,682	2,408,543
4.45%, 09/15/26 (Call 06/15/26)	2,026	1,933,432
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,190	1,536,154
2.75%, 11/18/30 (Call 08/18/30)	1,079	792,644
4.50%, 03/15/28 (Call 12/15/27)	1,947	1,742,117
4.63%, 03/15/29 (Call 12/15/28)	2,461	2,115,156
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	893	751,326
2.70%, 07/15/31 (Call 04/15/31)	3,277	2,602,069
4.20%, 04/15/32 (Call 01/15/32)	1,715	1,507,657
5.70%, 01/15/33 (Call 10/15/32)	2,645	2,581,626
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,525	1,133,304
3.13%, 09/01/26 (Call 06/01/26)	1,498	1,363,315
3.88%, 07/15/27 (Call 04/15/27)(b)	1,870	1,674,585
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,815	1,324,514
2.10%, 08/01/32 (Call 05/01/32)	1,375	1,031,401
2.10%, 06/15/33 (Call 03/15/33)	970	712,281
2.95%, 09/01/26 (Call 06/01/26)	965	892,027
3.00%, 08/15/31 (Call 05/15/31)	2,313	1,940,561
3.10%, 11/01/34 (Call 08/01/34)	1,058	833,566
3.20%, 01/15/30 (Call 10/15/29)	2,733	2,405,559
3.50%, 07/01/27 (Call 04/01/27)	1,368	1,275,318
3.50%, 01/15/28 (Call 10/15/27)	1,050	961,496
4.40%, 01/26/29 (Call 10/26/28)	1,980	1,852,983
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,420	1,907,057
2.65%, 01/15/25 (Call 12/15/24)	2,561	2,441,478
3.00%, 01/15/30 (Call 10/15/29)	2,070	1,763,619
3.25%, 10/15/26 (Call 07/15/26)	974	899,986
3.50%, 02/01/25 (Call 11/01/24)	2,753	2,650,065
3.85%, 04/01/27 (Call 01/01/27)	1,410	1,323,623
4.00%, 03/01/28 (Call 12/01/27)	1,328	1,234,217
4.13%, 01/15/26 (Call 10/15/25)	3,599	3,463,318
4.38%, 02/01/45 (Call 08/01/44)	458	351,451
4.40%, 01/15/29 (Call 10/15/28)	1,484	1,393,624
4.75%, 11/15/30 (Call 08/15/30)	1,115	1,045,859
4.88%, 04/15/49 (Call 10/15/48)	1,797	1,473,504
5.70%, 09/30/43 (Call 03/30/43)	1,555	1,427,366
VICI Properties LP
4.38%, 05/15/25	3,225	3,135,893
4.75%, 02/15/28 (Call 01/15/28)	4,490	4,273,851
4.95%, 02/15/30 (Call 12/15/29)	5,100	4,795,887

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.13%, 05/15/32 (Call 02/15/32)	$7,535	$6,985,623
5.63%, 05/15/52 (Call 11/15/51)	3,838	3,381,201
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,537	1,324,848
3.40%, 06/01/31 (Call 03/01/31)	1,110	816,383
3.50%, 01/15/25 (Call 11/15/24)	2,303	2,184,764
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,205	1,781,706
3.85%, 06/15/32 (Call 03/15/32)	1,740	1,528,694
4.00%, 06/01/25 (Call 03/01/25)	6,728	6,524,209
6.50%, 03/15/41 (Call 09/15/40)	2,447	2,510,182
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,208	1,849,995
2.70%, 02/15/27 (Call 12/15/26)	2,769	2,539,090
2.75%, 01/15/31 (Call 10/15/30)	1,501	1,238,520
2.80%, 06/01/31 (Call 03/01/31)	4,635	3,819,101
3.10%, 01/15/30 (Call 10/15/29)	2,990	2,598,101
4.13%, 03/15/29 (Call 12/15/28)	2,506	2,328,425
4.25%, 04/01/26 (Call 01/01/26)	4,067	3,937,669
4.25%, 04/15/28 (Call 01/15/28)	3,073	2,907,304
4.95%, 09/01/48 (Call 03/01/48)	425	369,869
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	720	612,698
4.00%, 11/15/29 (Call 08/15/29)	2,914	2,686,154
4.00%, 04/15/30 (Call 01/15/30)	3,720	3,399,634
4.00%, 03/09/52 (Call 09/09/51)	634	490,906
4.75%, 05/15/26	2,550	2,509,506
6.95%, 10/01/27	2,039	2,162,563
7.38%, 03/15/32	2,898	3,261,148
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	1,310	975,230
2.40%, 02/01/31 (Call 11/01/30)	1,923	1,536,727
2.45%, 02/01/32 (Call 11/01/31)	1,910	1,487,890
3.85%, 07/15/29 (Call 04/15/29)	2,636	2,374,535
4.00%, 02/01/25 (Call 11/01/24)	2,918	2,841,869
4.25%, 10/01/26 (Call 07/01/26)	1,435	1,379,638

		918,915,570

Retail — 0.7%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,605	1,354,203
3.50%, 03/15/32 (Call 12/15/31)(b)	1,615	1,298,815
3.90%, 04/15/30 (Call 01/15/30)(b)	2,625	2,270,572
5.90%, 03/09/26	1,145	1,134,397
5.95%, 03/09/28 (Call 02/09/28)	2,007	1,985,284
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,007	834,098
2.40%, 08/01/31 (Call 05/01/31)	2,670	2,053,737
3.50%, 11/15/24 (Call 09/15/24)	2,459	2,381,492
3.80%, 11/15/27 (Call 08/15/27)	1,847	1,703,082
3.85%, 03/01/32 (Call 12/01/31)	1,985	1,678,873
4.50%, 10/01/25 (Call 07/01/25)	2,029	1,965,858
4.75%, 06/01/30 (Call 03/01/30)	2,853	2,654,659
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	616	478,644
3.13%, 04/21/26 (Call 01/21/26)	3,228	3,061,371
3.25%, 04/15/25 (Call 01/15/25)	3,623	3,494,456
3.63%, 04/15/25 (Call 03/15/25)	915	887,440
3.75%, 06/01/27 (Call 03/01/27)	2,529	2,407,406
3.75%, 04/18/29 (Call 01/18/29)	3,000	2,763,000
4.00%, 04/15/30 (Call 01/15/30)	2,395	2,216,956

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 02/01/28 (Call 01/01/28)	$3,200	$3,113,248
4.75%, 08/01/32 (Call 05/01/32)	2,680	2,563,098
4.75%, 02/01/33 (Call 11/01/32)	3,285	3,111,880
5.05%, 07/15/26	1,310	1,301,380
5.20%, 08/01/33 (Call 05/01/33)	1,085	1,059,926
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,644	2,919,864
4.45%, 10/01/28 (Call 07/01/28)(b)	3,574	3,456,630
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	5,106	4,513,908
1.60%, 04/20/30 (Call 01/20/30)	6,679	5,509,106
1.75%, 04/20/32 (Call 01/20/32)	4,670	3,705,178
3.00%, 05/18/27 (Call 02/18/27)	5,787	5,466,516
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	4,034	3,826,894
4.55%, 02/15/48 (Call 08/15/47)	2,070	1,684,980
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	2,965	2,362,364
4.10%, 01/15/52 (Call 07/15/51)	3,655	2,371,474
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,928	1,712,276
3.88%, 04/15/27 (Call 01/15/27)	3,816	3,641,914
4.13%, 05/01/28 (Call 02/01/28)	2,857	2,716,121
4.13%, 04/03/50 (Call 10/03/49)	4,310	3,185,909
4.15%, 11/01/25 (Call 08/01/25)	2,182	2,121,973
4.25%, 09/20/24	480	471,773
4.63%, 11/01/27 (Call 10/01/27)	2,602	2,536,456
5.00%, 11/01/32 (Call 08/01/32)	3,280	3,118,493
5.20%, 07/05/28 (Call 06/05/28)	1,275	1,262,620
5.45%, 07/05/33 (Call 04/05/33)(b)	1,400	1,357,146
5.50%, 11/01/52 (Call 05/01/52)	991	896,706
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,965	3,197,495
3.38%, 12/01/51 (Call 06/01/51)	3,140	2,031,078
4.00%, 05/15/25 (Call 03/15/25)	4,940	4,793,974
4.20%, 05/15/28 (Call 02/15/28)	5,768	5,469,852
Genuine Parts Co.
1.75%, 02/01/25 (Call 09/11/23)	2,280	2,155,056
1.88%, 11/01/30 (Call 08/01/30)	3,330	2,608,955
2.75%, 02/01/32 (Call 11/01/31)	760	617,979
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	3,697	3,118,863
1.38%, 03/15/31 (Call 12/15/30)	6,960	5,443,764
1.50%, 09/15/28 (Call 07/15/28)	1,730	1,476,797
1.88%, 09/15/31 (Call 06/15/31)	2,400	1,929,864
2.13%, 09/15/26 (Call 06/15/26)	4,525	4,173,000
2.38%, 03/15/51 (Call 09/15/50)	5,780	3,430,488
2.50%, 04/15/27 (Call 02/15/27)	4,534	4,190,141
2.70%, 04/15/25 (Call 03/15/25)	1,935	1,858,993
2.70%, 04/15/30 (Call 01/15/30)	6,816	5,989,424
2.75%, 09/15/51 (Call 03/15/51)	2,430	1,562,466
2.80%, 09/14/27 (Call 06/14/27)	4,084	3,792,362
2.88%, 04/15/27 (Call 03/15/27)	2,780	2,606,361
2.95%, 06/15/29 (Call 03/15/29)	3,261	2,962,390
3.00%, 04/01/26 (Call 01/01/26)	5,972	5,703,977
3.13%, 12/15/49 (Call 06/15/49)	5,589	3,915,653
3.25%, 04/15/32 (Call 01/15/32)	5,945	5,280,290
3.30%, 04/15/40 (Call 10/15/39)	3,407	2,689,554
3.35%, 09/15/25 (Call 06/15/25)	2,815	2,719,262
3.35%, 04/15/50 (Call 10/15/49)	5,386	3,930,003

Security	Par (000)	Value

Retail (continued)
3.50%, 09/15/56 (Call 03/15/56)	$3,425	$2,508,264
3.63%, 04/15/52 (Call 10/15/51)	6,430	4,892,716
3.90%, 12/06/28 (Call 09/06/28)	4,223	4,059,612
3.90%, 06/15/47 (Call 12/15/46)	4,700	3,816,400
4.00%, 09/15/25 (Call 08/15/25)	1,430	1,400,614
4.20%, 04/01/43 (Call 10/01/42)	4,814	4,206,377
4.25%, 04/01/46 (Call 10/01/45)	6,310	5,406,534
4.40%, 03/15/45 (Call 09/15/44)	3,387	2,964,336
4.50%, 09/15/32 (Call 06/15/32)(b)	1,490	1,454,255
4.50%, 12/06/48 (Call 06/06/48)	6,293	5,625,753
4.88%, 02/15/44 (Call 08/15/43)	4,080	3,861,557
4.95%, 09/15/52 (Call 03/15/52)(b)	1,520	1,451,357
5.40%, 09/15/40 (Call 03/15/40)	2,563	2,577,430
5.88%, 12/16/36	10,993	11,794,060
5.95%, 04/01/41 (Call 10/01/40)	4,010	4,302,610
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,667	5,635,415
1.70%, 09/15/28 (Call 07/15/28)	3,728	3,174,578
1.70%, 10/15/30 (Call 07/15/30)	4,578	3,634,245
2.50%, 04/15/26 (Call 01/15/26)	3,787	3,537,967
2.63%, 04/01/31 (Call 01/01/31)	5,947	4,983,348
2.80%, 09/15/41 (Call 03/15/41)	4,146	2,844,239
3.00%, 10/15/50 (Call 04/15/50)	4,573	2,893,429
3.10%, 05/03/27 (Call 02/03/27)	5,486	5,107,521
3.13%, 09/15/24 (Call 06/15/24)	3,330	3,249,880
3.35%, 04/01/27 (Call 03/01/27)	2,823	2,656,076
3.38%, 09/15/25 (Call 06/15/25)	5,292	5,079,897
3.50%, 04/01/51 (Call 10/01/50)	5,022	3,477,986
3.65%, 04/05/29 (Call 01/05/29)	5,028	4,668,548
3.70%, 04/15/46 (Call 10/15/45)	7,811	5,840,207
3.75%, 04/01/32 (Call 01/01/32)	5,770	5,170,555
4.00%, 04/15/25 (Call 03/15/25)	4,002	3,911,955
4.05%, 05/03/47 (Call 11/03/46)	5,724	4,466,380
4.25%, 04/01/52 (Call 10/01/51)	4,260	3,360,416
4.38%, 09/15/45 (Call 03/15/45)	2,215	1,818,028
4.40%, 09/08/25	2,225	2,186,463
4.45%, 04/01/62 (Call 10/01/61)	2,755	2,149,341
4.50%, 04/15/30 (Call 01/15/30)	5,014	4,827,279
4.55%, 04/05/49 (Call 10/05/48)	1,663	1,395,257
4.65%, 04/15/42 (Call 10/15/41)	2,380	2,081,881
4.80%, 04/01/26 (Call 03/01/26)	2,605	2,573,974
5.00%, 04/15/33 (Call 01/15/33)(b)	3,630	3,542,844
5.00%, 04/15/40 (Call 10/15/39)	2,496	2,306,529
5.13%, 04/15/50 (Call 10/15/49)	515	470,962
5.15%, 07/01/33 (Call 04/01/33)	3,585	3,542,625
5.50%, 10/15/35	593	596,611
5.63%, 04/15/53 (Call 10/15/52)	4,270	4,145,102
5.75%, 07/01/53 (Call 01/01/53)	1,115	1,102,858
5.80%, 09/15/62 (Call 03/15/62)	3,355	3,240,293
5.85%, 04/01/63 (Call 10/01/62)	4,020	3,920,264
6.50%, 03/15/29	810	868,077
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,990	1,848,153
2.13%, 03/01/30 (Call 12/01/29)	3,090	2,605,951
2.63%, 09/01/29 (Call 06/01/29)	4,753	4,205,169
3.30%, 07/01/25 (Call 06/01/25)	6,381	6,167,811
3.38%, 05/26/25 (Call 02/26/25)	2,530	2,449,495
3.50%, 03/01/27 (Call 12/01/26)	3,029	2,882,548
3.50%, 07/01/27 (Call 05/01/27)	5,023	4,767,731
3.60%, 07/01/30 (Call 04/01/30)	2,680	2,466,082

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 05/01/43	$1,931	$1,504,983
3.63%, 09/01/49 (Call 03/01/49)	6,397	4,827,432
3.70%, 01/30/26 (Call 10/30/25)	5,465	5,285,475
3.70%, 02/15/42	2,966	2,349,161
3.80%, 04/01/28 (Call 01/01/28)	5,016	4,794,845
4.20%, 04/01/50 (Call 10/01/49)	3,351	2,782,000
4.45%, 03/01/47 (Call 09/01/46)	4,405	3,811,294
4.45%, 09/01/48 (Call 03/01/48)	3,150	2,738,862
4.60%, 09/09/32 (Call 06/09/32)(b)	395	385,662
4.60%, 05/26/45 (Call 11/26/44)	2,744	2,427,178
4.70%, 12/09/35 (Call 06/09/35)	4,736	4,523,022
4.80%, 08/14/28 (Call 07/14/28)	1,850	1,840,658
4.88%, 07/15/40	1,597	1,480,994
4.88%, 12/09/45 (Call 06/09/45)	6,520	6,013,396
4.95%, 08/14/33 (Call 05/14/33)	2,800	2,772,784
5.15%, 09/09/52 (Call 03/09/52)	455	435,490
5.45%, 08/14/53 (Call 02/14/53)	2,750	2,749,752
5.70%, 02/01/39	2,199	2,232,843
6.30%, 10/15/37	3,128	3,397,759
6.30%, 03/01/38	2,633	2,869,154
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	995,555
3.55%, 03/15/26 (Call 12/15/25)	2,803	2,685,218
3.60%, 09/01/27 (Call 06/01/27)	2,511	2,378,344
3.90%, 06/01/29 (Call 03/01/29)	2,487	2,334,622
4.20%, 04/01/30 (Call 01/01/30)	2,961	2,776,500
4.35%, 06/01/28 (Call 03/01/28)	1,840	1,787,063
4.70%, 06/15/32 (Call 03/15/32)	3,895	3,721,127
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,530	3,149,890
1.88%, 04/15/31 (Call 01/15/31)	1,785	1,401,386
4.60%, 04/15/25 (Call 03/15/25)	3,019	2,964,839
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,676	3,316,781
2.25%, 03/12/30 (Call 12/12/29)	3,750	3,161,812
2.45%, 06/15/26 (Call 03/15/26)	1,951	1,820,010
2.55%, 11/15/30 (Call 08/15/30)	5,111	4,333,361
3.00%, 02/14/32 (Call 11/14/31)(b)	3,995	3,426,711
3.35%, 03/12/50 (Call 09/12/49)	3,540	2,487,558
3.50%, 03/01/28 (Call 12/01/27)	2,656	2,491,965
3.50%, 11/15/50 (Call 05/15/50)	2,995	2,167,362
3.55%, 08/15/29 (Call 05/15/29)	3,590	3,325,561
3.75%, 12/01/47 (Call 06/01/47)	3,834	2,912,881
3.80%, 08/15/25 (Call 06/15/25)	4,121	4,007,508
4.00%, 11/15/28 (Call 08/15/28)	4,280	4,098,913
4.30%, 06/15/45 (Call 12/15/44)	2,981	2,493,159
4.45%, 08/15/49 (Call 02/15/49)	2,064	1,751,861
4.50%, 11/15/48 (Call 05/15/48)	5,450	4,670,432
4.75%, 02/15/26	2,025	2,006,714
4.80%, 02/15/33 (Call 11/15/32)	2,325	2,269,293
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	4,035	3,676,450
2.25%, 04/15/25 (Call 03/15/25)	8,408	8,033,844
2.35%, 02/15/30 (Call 11/15/29)	3,671	3,159,520
2.50%, 04/15/26	5,016	4,750,553
2.65%, 09/15/30 (Call 06/15/30)	2,724	2,367,891
2.95%, 01/15/52 (Call 07/15/51)	5,080	3,383,432
3.38%, 04/15/29 (Call 01/15/29)	5,473	5,115,941
3.63%, 04/15/46	3,803	2,981,514
3.90%, 11/15/47 (Call 05/15/47)	3,417	2,796,541

Security	Par (000)	Value

Retail (continued)
4.00%, 07/01/42	$2,356	$2,048,377
4.40%, 01/15/33 (Call 10/15/32)(b)	2,660	2,539,316
4.50%, 09/15/32 (Call 06/15/32)	4,385	4,226,877
4.80%, 01/15/53 (Call 07/15/52)	5,386	4,946,341
6.35%, 11/01/32	141	153,338
6.50%, 10/15/37	1,058	1,176,433
7.00%, 01/15/38	820	951,454
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	976	829,229
1.60%, 05/15/31 (Call 02/15/31)	375	301,099
2.25%, 09/15/26 (Call 06/15/26)	8,205	7,565,913
3.88%, 04/15/30 (Call 01/15/30)	3,360	3,170,059
4.50%, 04/15/50 (Call 10/15/49)	2,740	2,464,137
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	2,885	2,256,993
5.25%, 05/15/33 (Call 02/15/33)	980	958,411
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	2,000	1,695,660
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,127,014
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,262,033
4.50%, 11/18/34 (Call 05/18/34)	25	21,918
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(b)	1,612	1,438,903
2.50%, 09/22/41 (Call 03/22/41)	5,491	3,917,774
2.65%, 12/15/24 (Call 10/15/24)	635	614,972
2.65%, 09/22/51 (Call 03/22/51)	5,885	3,959,428
2.95%, 09/24/49 (Call 03/24/49)	878	622,318
3.05%, 07/08/26 (Call 05/08/26)	780	745,329
3.25%, 07/08/29 (Call 04/08/29)	2,358	2,195,652
3.55%, 06/26/25 (Call 04/26/25)	705	686,155
3.63%, 12/15/47 (Call 06/15/47)	795	642,281
3.70%, 06/26/28 (Call 03/26/28)	4,297	4,141,234
3.90%, 04/15/28 (Call 03/15/28)	2,790	2,706,216
3.95%, 06/28/38 (Call 12/28/37)	1,640	1,472,802
4.00%, 04/15/26 (Call 03/15/26)	2,240	2,196,790
4.00%, 04/15/30 (Call 02/15/30)	4,310	4,161,908
4.00%, 04/11/43 (Call 10/11/42)	185	161,807
4.05%, 06/29/48 (Call 12/29/47)	2,945	2,584,620
4.10%, 04/15/33	3,605	3,432,537
4.15%, 09/09/32 (Call 06/09/32)	3,950	3,826,167
4.50%, 09/09/52 (Call 03/09/52)	2,735	2,542,128
4.50%, 04/15/53	8,690	8,086,306
5.00%, 10/25/40	230	232,594
5.25%, 09/01/35	1,740	1,818,404
5.63%, 04/01/40	1,391	1,501,459
5.63%, 04/15/41	85	90,931
5.88%, 04/05/27	330	344,801
6.20%, 04/15/38	1,034	1,175,203
6.50%, 08/15/37	5,625	6,480,844
7.55%, 02/15/30(b)	2,250	2,604,622

		669,939,705

Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,350	3,121,296
4.39%, 06/01/52 (Call 12/01/51)	2,430	2,127,514
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,860	2,455,768
2.10%, 10/01/31 (Call 07/01/31)	2,795	2,282,788
2.80%, 10/01/41 (Call 04/01/41)	2,695	1,911,914
2.95%, 04/01/25 (Call 03/01/25)	1,806	1,742,646

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.95%, 10/01/51 (Call 04/01/51)	$3,590	$2,407,167
3.45%, 06/15/27 (Call 03/15/27)(e)	2,097	1,980,910
3.50%, 12/05/26 (Call 09/05/26)	5,418	5,187,898
5.30%, 12/15/45 (Call 06/15/45)(b)	200	193,046
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	4,885	4,020,013
2.75%, 06/01/50 (Call 12/01/49)(b)	3,091	2,103,889
3.30%, 04/01/27 (Call 01/01/27)	5,665	5,381,580
3.90%, 10/01/25 (Call 07/01/25)	3,431	3,344,951
4.35%, 04/01/47 (Call 10/01/46)	4,117	3,702,500
5.10%, 10/01/35 (Call 04/01/35)	1,954	1,982,626
5.85%, 06/15/41	2,429	2,593,468
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	877	846,279
3.50%, 01/15/28 (Call 10/15/27)	4,234	3,903,113
3.88%, 01/15/27 (Call 10/15/26)	15,072	14,317,194
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(e)	200	173,408
2.45%, 02/15/31 (Call 11/15/30)(e)	10,685	8,611,362
2.60%, 02/15/33 (Call 11/15/32)(e)	4,970	3,837,586
3.14%, 11/15/35 (Call 08/15/35)(e)	4,070	3,102,642
3.15%, 11/15/25 (Call 10/15/25)	4,003	3,807,333
3.19%, 11/15/36 (Call 08/15/36)(e)	1,865	1,401,734
3.42%, 04/15/33 (Call 01/15/33)(e)	16,496	13,644,666
3.46%, 09/15/26 (Call 07/15/26)	1,485	1,405,597
3.47%, 04/15/34 (Call 01/15/34)(e)	12,625	10,312,731
3.50%, 02/15/41 (Call 08/15/40)(e)	10,085	7,381,413
3.63%, 10/15/24 (Call 09/15/24)	810	792,196
3.75%, 02/15/51 (Call 08/15/50)(e)	5,346	3,818,274
4.00%, 04/15/29 (Call 02/15/29)(e)	4,015	3,704,319
4.11%, 09/15/28 (Call 06/15/28)	380	357,447
4.15%, 11/15/30 (Call 08/15/30)	4,670	4,265,998
4.15%, 04/15/32 (Call 01/15/32)(e)	4,360	3,905,078
4.30%, 11/15/32 (Call 08/15/32)	8,109	7,327,617
4.75%, 04/15/29 (Call 01/15/29)	735	707,651
4.93%, 05/15/37 (Call 02/15/37)(e)	19,590	17,621,597
5.00%, 04/15/30 (Call 01/15/30)	790	776,886
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,553	3,912,894
2.00%, 08/12/31 (Call 05/12/31)	5,065	4,089,076
2.45%, 11/15/29 (Call 08/15/29)	8,237	7,148,316
2.60%, 05/19/26 (Call 02/19/26)	4,781	4,504,754
2.80%, 08/12/41 (Call 02/12/41)	3,125	2,166,031
3.05%, 08/12/51 (Call 02/12/51)	2,490	1,610,532
3.10%, 02/15/60 (Call 08/15/59)	4,890	3,038,206
3.15%, 05/11/27 (Call 02/11/27)	3,548	3,321,709
3.20%, 08/12/61 (Call 02/12/61)	1,990	1,242,516
3.25%, 11/15/49 (Call 05/15/49)	10,673	7,250,382
3.40%, 03/25/25 (Call 02/25/25)	5,887	5,715,158
3.70%, 07/29/25 (Call 04/29/25)	8,578	8,332,583
3.73%, 12/08/47 (Call 06/08/47)	6,930	5,241,505
3.75%, 03/25/27 (Call 01/25/27)	4,850	4,656,048
3.75%, 08/05/27 (Call 07/05/27)	4,255	4,066,716
3.90%, 03/25/30 (Call 12/25/29)	6,209	5,807,340
4.00%, 08/05/29 (Call 06/05/29)	3,120	2,967,432
4.00%, 12/15/32	3,366	3,112,204
4.10%, 05/19/46 (Call 11/19/45)	4,662	3,809,507
4.10%, 05/11/47 (Call 11/11/46)	5,158	4,191,855
4.15%, 08/05/32 (Call 05/05/32)	3,075	2,892,376
4.25%, 12/15/42	3,992	3,368,490

Security	Par (000)	Value

Semiconductors (continued)
4.60%, 03/25/40 (Call 09/25/39)	$6,739	$6,126,897
4.75%, 03/25/50 (Call 09/25/49)	7,079	6,206,584
4.80%, 10/01/41	1,145	1,042,099
4.88%, 02/10/26	6,125	6,091,374
4.88%, 02/10/28 (Call 01/10/28)	5,581	5,544,947
4.90%, 07/29/45 (Call 01/29/45)	2,096	2,029,515
4.90%, 08/05/52 (Call 02/05/52)	3,780	3,407,027
4.95%, 03/25/60 (Call 09/25/59)	3,734	3,359,741
5.05%, 08/05/62 (Call 02/05/62)	3,280	2,916,248
5.13%, 02/10/30 (Call 12/10/29)	5,385	5,388,177
5.20%, 02/10/33 (Call 11/10/32)	7,895	7,881,342
5.63%, 02/10/43 (Call 08/10/42)	4,055	4,042,470
5.70%, 02/10/53 (Call 08/10/52)	6,340	6,275,205
5.90%, 02/10/63 (Call 08/10/62)	5,305	5,315,610
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,473	2,493,788
4.10%, 03/15/29 (Call 12/15/28)	4,573	4,395,385
4.65%, 11/01/24 (Call 08/01/24)	1,906	1,888,465
4.65%, 07/15/32 (Call 04/15/32)(b)	2,125	2,083,605
4.95%, 07/15/52 (Call 01/15/52)	4,565	4,303,517
5.00%, 03/15/49 (Call 09/15/48)	1,769	1,668,326
5.25%, 07/15/62 (Call 01/15/62)	3,925	3,806,426
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,745	3,092,509
2.88%, 06/15/50 (Call 12/15/49)	3,374	2,254,203
3.13%, 06/15/60 (Call 12/15/59)	3,321	2,174,491
3.75%, 03/15/26 (Call 01/15/26)	4,780	4,634,114
3.80%, 03/15/25 (Call 12/15/24)	2,832	2,765,986
4.00%, 03/15/29 (Call 12/15/28)	4,266	4,089,174
4.88%, 03/15/49 (Call 09/15/48)	3,225	3,025,244
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,135	2,844,918
2.45%, 04/15/28 (Call 02/15/28)	3,302	2,900,675
2.95%, 04/15/31 (Call 01/15/31)	3,110	2,595,015
4.88%, 06/22/28 (Call 03/22/28)	325	315,699
Microchip Technology Inc.
0.98%, 09/01/24	587	558,495
4.25%, 09/01/25 (Call 10/02/23)	5,800	5,637,310
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,397	3,460,879
3.37%, 11/01/41 (Call 05/01/41)	1,510	1,046,777
3.48%, 11/01/51 (Call 05/01/51)	3,000	1,941,600
4.19%, 02/15/27 (Call 12/15/26)	3,919	3,731,946
4.66%, 02/15/30 (Call 11/15/29)	3,562	3,335,813
4.98%, 02/06/26 (Call 12/06/25)	3,051	3,005,937
5.33%, 02/06/29 (Call 11/06/28)	3,019	2,957,744
5.38%, 04/15/28 (Call 03/15/28)	3,015	2,964,438
5.88%, 02/09/33 (Call 11/09/32)	2,520	2,494,775
5.88%, 09/15/33	3,785	3,708,013
6.75%, 11/01/29 (Call 09/01/29)	4,530	4,710,702
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	7,040	6,113,466
2.00%, 06/15/31 (Call 03/15/31)	3,818	3,158,402
2.85%, 04/01/30 (Call 01/01/30)	5,307	4,759,424
3.20%, 09/16/26 (Call 06/16/26)	4,152	3,963,458
3.50%, 04/01/40 (Call 10/01/39)	4,283	3,560,372
3.50%, 04/01/50 (Call 10/01/49)	7,837	6,165,290
3.70%, 04/01/60 (Call 10/01/59)	2,760	2,189,756

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$2,275	$2,260,417
5.55%, 12/01/28 (Call 09/01/28)	2,172	2,177,169
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,319	3,490,832
2.65%, 02/15/32 (Call 11/15/31)	4,261	3,410,632
2.70%, 05/01/25 (Call 04/01/25)	2,284	2,174,825
3.13%, 02/15/42 (Call 08/15/41)	2,170	1,485,517
3.15%, 05/01/27 (Call 03/01/27)	3,425	3,172,269
3.25%, 05/11/41 (Call 11/11/40)	3,905	2,777,392
3.25%, 11/30/51 (Call 05/30/51)	2,105	1,356,841
3.40%, 05/01/30 (Call 02/01/30)	4,108	3,609,946
3.88%, 06/18/26 (Call 04/18/26)	3,765	3,610,673
4.30%, 06/18/29 (Call 03/18/29)	5,969	5,591,938
4.40%, 06/01/27 (Call 05/01/27)	785	755,092
5.00%, 01/15/33 (Call 10/15/32)	4,040	3,832,344
Qorvo Inc.
1.75%, 12/15/24 (Call 09/11/23)(e)	2,935	2,759,487
4.38%, 10/15/29 (Call 10/15/24)	4,495	4,069,773
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,395	3,741,024
1.65%, 05/20/32 (Call 02/20/32)	5,013	3,885,426
2.15%, 05/20/30 (Call 02/20/30)	6,095	5,178,861
3.25%, 05/20/27 (Call 02/20/27)	9,242	8,726,296
3.25%, 05/20/50 (Call 11/20/49)(b)	3,884	2,833,805
3.45%, 05/20/25 (Call 02/20/25)	851	826,627
4.25%, 05/20/32 (Call 02/20/32)	1,321	1,267,275
4.30%, 05/20/47 (Call 11/20/46)	6,955	6,019,900
4.50%, 05/20/52 (Call 11/20/51)	4,605	4,012,106
4.65%, 05/20/35 (Call 11/20/34)(b)	5,222	5,120,484
4.80%, 05/20/45 (Call 11/20/44)	3,231	3,048,158
5.40%, 05/20/33 (Call 02/20/33)	4,270	4,418,468
6.00%, 05/20/53 (Call 11/20/52)	4,060	4,371,158
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	3,610	3,236,401
3.00%, 06/01/31 (Call 03/01/31)	3,215	2,620,321
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	790	708,504
1.38%, 03/12/25 (Call 02/12/25)	4,308	4,064,641
1.75%, 05/04/30 (Call 02/04/30)	4,440	3,693,858
1.90%, 09/15/31 (Call 06/15/31)	2,655	2,162,391
2.25%, 09/04/29 (Call 06/04/29)	3,228	2,810,361
2.70%, 09/15/51 (Call 03/15/51)	2,280	1,504,435
2.90%, 11/03/27 (Call 08/03/27)	3,046	2,832,871
3.65%, 08/16/32 (Call 05/16/32)	2,405	2,195,308
3.88%, 03/15/39 (Call 09/15/38)	2,908	2,514,577
4.10%, 08/16/52 (Call 02/16/52)	1,451	1,226,385
4.15%, 05/15/48 (Call 11/15/47)	6,036	5,235,385
4.60%, 02/15/28 (Call 01/15/28)	2,575	2,561,971
4.70%, 11/18/24	1,775	1,763,480
4.90%, 03/14/33 (Call 12/14/32)	2,030	2,037,166
5.00%, 03/14/53 (Call 09/14/52)	2,260	2,195,319
5.05%, 05/18/63 (Call 11/18/62)	2,060	1,973,356
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	6,545	5,888,340
2.50%, 10/25/31 (Call 07/25/31)	5,195	4,315,486
3.13%, 10/25/41 (Call 04/25/41)	5,245	4,033,615
3.25%, 10/25/51 (Call 04/25/51)	4,380	3,169,412
3.88%, 04/22/27 (Call 03/22/27)	1,045	1,005,091
4.13%, 04/22/29 (Call 02/22/29)	855	815,858

Security	Par (000)	Value

Semiconductors (continued)
4.25%, 04/22/32 (Call 01/22/32)	$1,485	$1,408,329
4.50%, 04/22/52 (Call 10/22/51)(b)	1,425	1,298,574
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,366	3,732,974

		612,420,242

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,764	2,344,314
3.48%, 12/01/27 (Call 09/01/27)	2,911	2,682,399
3.84%, 05/01/25 (Call 04/01/25)	2,480	2,400,144
4.20%, 05/01/30 (Call 02/01/30)	1,625	1,502,654

		8,929,511

Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	2,970	2,371,575
2.50%, 09/15/50 (Call 03/15/50)	4,833	3,073,401
3.40%, 09/15/26 (Call 06/15/26)	4,115	3,931,841
3.40%, 06/15/27 (Call 03/15/27)	2,475	2,339,246
4.50%, 06/15/47 (Call 12/15/46)	2,613	2,399,596
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	4,178	3,994,544
2.15%, 02/01/27 (Call 12/01/26)	4,476	4,109,192
2.30%, 02/01/30 (Call 11/01/29)	6,173	5,354,398
3.25%, 02/01/25 (Call 11/01/24)	3,553	3,459,130
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,315	3,500,328
2.85%, 01/15/30 (Call 10/15/29)	2,662	2,319,667
3.50%, 06/15/27 (Call 03/15/27)	4,055	3,830,880
4.38%, 06/15/25 (Call 03/15/25)	3,247	3,184,235
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,786	3,905,328
2.90%, 12/01/29 (Call 09/01/29)	4,343	3,743,753
3.40%, 06/27/26 (Call 03/27/26)	3,334	3,154,764
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,890	1,864,485
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	2,045	2,002,484
6.65%, 08/02/26 (Call 07/02/26)	2,575	2,574,459
6.85%, 08/02/33 (Call 05/02/33)	1,835	1,756,811
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	3,387	2,708,516
2.95%, 02/15/51 (Call 08/15/50)	2,910	1,875,641
4.80%, 03/01/26 (Call 12/01/25)(b)	2,982	2,948,930
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	6,293	5,664,203
1.65%, 03/01/28 (Call 01/01/28)	4,039	3,463,806
2.25%, 03/01/31 (Call 12/01/30)	6,230	5,021,131
3.10%, 03/01/41 (Call 09/01/40)	3,195	2,219,790
3.75%, 05/21/29 (Call 02/21/29)	60	55,558
4.50%, 07/15/25	1,595	1,563,594
4.50%, 08/15/46 (Call 02/15/46)	1,542	1,225,952
4.70%, 07/15/27 (Call 06/15/27)	2,805	2,753,164
5.10%, 07/15/32 (Call 04/15/32)(b)	2,190	2,145,806
5.63%, 07/15/52 (Call 01/15/52)	2,100	1,991,850
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	2,450	2,196,988
2.65%, 06/01/30 (Call 03/01/30)	5,179	4,358,336
3.20%, 07/01/26 (Call 05/01/26)	8,364	7,889,845
3.50%, 07/01/29 (Call 04/01/29)	8,895	8,121,669
3.85%, 06/01/25 (Call 03/01/25)	4,565	4,430,150

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.20%, 10/01/28 (Call 07/01/28)	$2,982	$2,845,454
4.40%, 07/01/49 (Call 01/01/49)	8,050	6,560,347
5.38%, 08/21/28 (Call 07/21/28)	2,200	2,206,138
5.45%, 03/02/28 (Call 02/02/28)	2,990	3,006,834
5.60%, 03/02/33 (Call 12/02/32)	1,250	1,255,463
5.63%, 08/21/33 (Call 05/21/33)	2,300	2,316,698
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,235	3,912,293
1.35%, 07/15/27 (Call 05/15/27)	4,499	3,946,163
1.65%, 07/15/30 (Call 04/15/30)	4,292	3,451,798
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	15,100	14,155,948
2.53%, 06/01/50 (Call 12/01/49)	31,880	21,071,086
2.68%, 06/01/60 (Call 12/01/59)	14,363	9,228,802
2.70%, 02/12/25 (Call 11/12/24)	7,250	7,011,112
2.92%, 03/17/52 (Call 09/17/51)	30,476	21,600,475
3.04%, 03/17/62 (Call 09/17/61)	8,794	6,073,136
3.13%, 11/03/25 (Call 08/03/25)	6,601	6,370,361
3.30%, 02/06/27 (Call 11/06/26)	14,350	13,787,480
3.45%, 08/08/36 (Call 02/08/36)	6,271	5,574,794
3.50%, 02/12/35 (Call 08/12/34)	11,641	10,578,992
3.50%, 11/15/42	2,610	2,181,568
3.70%, 08/08/46 (Call 02/08/46)	2,160	1,830,600
3.75%, 02/12/45 (Call 08/12/44)	1,135	966,838
3.95%, 08/08/56 (Call 02/08/56)	820	702,363
4.00%, 02/12/55 (Call 08/12/54)	585	511,237
4.10%, 02/06/37 (Call 08/06/36)	2,905	2,758,588
4.20%, 11/03/35 (Call 05/03/35)	770	743,512
4.25%, 02/06/47 (Call 08/06/46)	1,237	1,148,183
4.45%, 11/03/45 (Call 05/03/45)	1,456	1,383,564
4.50%, 10/01/40	1,675	1,629,624
4.50%, 02/06/57 (Call 08/06/56)	525	492,665
5.20%, 06/01/39	100	104,786
5.30%, 02/08/41	1,665	1,763,252
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,715	7,029,445
2.30%, 03/25/28 (Call 01/25/28)	9,285	8,170,429
2.50%, 04/01/25 (Call 03/01/25)	10,079	9,598,736
2.65%, 07/15/26 (Call 04/15/26)	13,490	12,526,544
2.80%, 04/01/27 (Call 02/01/27)	8,502	7,807,812
2.88%, 03/25/31 (Call 12/25/30)	9,846	8,317,704
2.95%, 11/15/24 (Call 09/15/24)	4,597	4,452,746
2.95%, 05/15/25 (Call 02/15/25)	8,034	7,691,511
2.95%, 04/01/30 (Call 01/01/30)	12,655	10,955,054
3.25%, 11/15/27 (Call 08/15/27)	8,597	7,965,035
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,245,409
3.60%, 04/01/40 (Call 10/01/39)	12,125	9,172,684
3.60%, 04/01/50 (Call 10/01/49)	17,103	11,774,560
3.65%, 03/25/41 (Call 09/25/40)	7,103	5,356,798
3.80%, 11/15/37 (Call 05/15/37)	6,833	5,496,739
3.85%, 07/15/36 (Call 01/15/36)	5,082	4,201,137
3.85%, 04/01/60 (Call 10/01/59)	12,198	8,266,707
3.90%, 05/15/35 (Call 11/15/34)	4,960	4,229,194
3.95%, 03/25/51 (Call 09/25/50)	11,385	8,302,397
4.00%, 07/15/46 (Call 01/15/46)	10,879	8,157,292
4.00%, 11/15/47 (Call 05/15/47)	7,828	5,838,670
4.10%, 03/25/61 (Call 09/25/60)	6,155	4,371,958
4.13%, 05/15/45 (Call 11/15/44)	8,014	6,189,052
4.30%, 07/08/34 (Call 01/08/34)	6,829	6,120,218
4.38%, 05/15/55 (Call 11/15/54)	5,479	4,202,557

Security	Par (000)	Value

Software (continued)
4.50%, 05/06/28 (Call 04/06/28)	$2,090	$2,025,461
4.50%, 07/08/44 (Call 01/08/44)	3,088	2,529,813
4.65%, 05/06/30 (Call 03/06/30)	1,715	1,645,440
4.90%, 02/06/33 (Call 11/06/32)	4,045	3,862,692
5.38%, 07/15/40	8,134	7,580,400
5.55%, 02/06/53 (Call 08/06/52)	6,200	5,762,032
5.80%, 11/10/25	1,895	1,913,078
6.13%, 07/08/39	4,488	4,544,818
6.15%, 11/09/29 (Call 09/09/29)	4,125	4,290,165
6.25%, 11/09/32 (Call 08/09/32)	6,957	7,279,874
6.50%, 04/15/38	6,010	6,332,857
6.90%, 11/09/52 (Call 05/09/52)	8,455	9,204,536
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,507	2,295,635
1.40%, 09/15/27 (Call 07/15/27)	2,876	2,490,817
1.75%, 02/15/31 (Call 11/15/30)	2,780	2,180,298
2.00%, 06/30/30 (Call 03/30/30)	3,219	2,621,393
2.35%, 09/15/24 (Call 08/15/24)	2,500	2,414,800
2.95%, 09/15/29 (Call 06/15/29)	3,708	3,275,981
3.80%, 12/15/26 (Call 09/15/26)	2,957	2,821,924
3.85%, 12/15/25 (Call 09/15/25)	1,886	1,820,971
4.20%, 09/15/28 (Call 06/15/28)	2,879	2,742,737
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	3,030	2,606,103
1.95%, 07/15/31 (Call 04/15/31)	4,832	3,930,156
2.70%, 07/15/41 (Call 01/15/41)	3,000	2,145,030
2.90%, 07/15/51 (Call 01/15/51)	4,940	3,303,971
3.05%, 07/15/61 (Call 01/15/61)	3,710	2,393,247
3.70%, 04/11/28 (Call 01/11/28)	11,121	10,648,691
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,929	6,236,158
Take-Two Interactive Software Inc.
3.55%, 04/14/25	3,080	2,977,467
3.70%, 04/14/27 (Call 03/14/27)	2,940	2,785,768
4.00%, 04/14/32 (Call 01/14/32)	2,363	2,121,761
4.95%, 03/28/28 (Call 02/28/28)	3,150	3,102,498
5.00%, 03/28/26	4,025	3,977,102
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	3,127	2,772,085
1.80%, 08/15/28 (Call 06/15/28)	1,914	1,604,085
2.20%, 08/15/31 (Call 05/15/31)	1,367	1,063,799
3.90%, 08/21/27 (Call 05/21/27)	4,191	3,944,360
4.50%, 05/15/25 (Call 04/15/25)	2,986	2,923,473
4.65%, 05/15/27 (Call 03/15/27)	5,256	5,107,045
4.70%, 05/15/30 (Call 02/15/30)	2,655	2,500,479
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	3,210	3,031,781
3.70%, 04/01/29 (Call 02/01/29)	2,163	1,998,006
3.80%, 04/01/32 (Call 01/01/32)	3,390	3,006,693

		615,931,068

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,525	3,903,537
3.63%, 04/22/29 (Call 01/22/29)	4,671	4,276,254
4.38%, 07/16/42	5,205	4,412,383
4.38%, 04/22/49 (Call 10/22/48)(b)	4,571	3,859,524
4.70%, 07/21/32 (Call 04/21/32)	3,025	2,880,496
6.13%, 11/15/37	3,980	4,152,016
6.13%, 03/30/40	5,046	5,231,390
6.38%, 03/01/35	4,211	4,537,774

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	$12,166	$10,399,010
1.70%, 03/25/26 (Call 09/11/23)	6,076	5,538,760
2.25%, 02/01/32 (Call 11/01/31)	9,661	7,534,807
2.30%, 06/01/27 (Call 04/01/27)	5,277	4,724,287
2.55%, 12/01/33 (Call 09/01/33)	22,523	17,182,121
2.75%, 06/01/31 (Call 03/01/31)	11,121	9,173,268
2.95%, 07/15/26 (Call 04/15/26)	2,396	2,235,660
3.10%, 02/01/43 (Call 08/01/42)(b)	1,220	850,633
3.30%, 02/01/52 (Call 08/01/51)	2,310	1,505,011
3.50%, 06/01/41 (Call 12/01/40)	11,155	8,176,057
3.50%, 09/15/53 (Call 03/15/53)	30,251	19,908,486
3.50%, 02/01/61 (Call 08/01/60)	590	380,108
3.55%, 09/15/55 (Call 03/15/55)	30,063	19,617,911
3.65%, 06/01/51 (Call 12/01/50)	9,831	6,724,207
3.65%, 09/15/59 (Call 03/15/59)	26,167	16,933,451
3.80%, 02/15/27 (Call 11/15/26)	2,444	2,324,806
3.80%, 12/01/57 (Call 06/01/57)	24,046	16,189,691
3.85%, 06/01/60 (Call 12/01/59)	8,060	5,479,430
3.88%, 01/15/26 (Call 10/15/25)	1,789	1,723,594
4.10%, 02/15/28 (Call 11/15/27)	1,180	1,119,525
4.25%, 03/01/27 (Call 12/01/26)	2,549	2,455,426
4.30%, 02/15/30 (Call 11/15/29)	11,182	10,421,624
4.30%, 12/15/42 (Call 06/15/42)	2,478	2,008,047
4.35%, 03/01/29 (Call 12/01/28)	12,679	11,993,193
4.35%, 06/15/45 (Call 12/15/44)	3,050	2,403,400
4.50%, 05/15/35 (Call 11/15/34)	12,216	10,844,021
4.50%, 03/09/48 (Call 09/09/47)	4,510	3,598,755
4.55%, 03/09/49 (Call 09/09/48)	3,539	2,841,498
4.65%, 06/01/44 (Call 12/01/43)	2,184	1,804,093
4.75%, 05/15/46 (Call 11/15/45)	3,286	2,732,605
4.80%, 06/15/44 (Call 12/15/43)	680	575,681
4.85%, 03/01/39 (Call 09/01/38)	11,647	10,348,942
4.85%, 07/15/45 (Call 01/15/45)	594	502,132
4.90%, 08/15/37 (Call 02/14/37)	4,573	4,137,742
5.15%, 03/15/42	610	551,928
5.15%, 11/15/46 (Call 05/15/46)	1,551	1,360,925
5.15%, 02/15/50 (Call 08/14/49)	1,317	1,161,199
5.25%, 03/01/37 (Call 09/01/36)	2,050	1,940,715
5.35%, 09/01/40	613	570,758
5.40%, 02/15/34 (Call 11/15/33)	7,715	7,491,188
5.45%, 03/01/47 (Call 09/01/46)	1,447	1,339,589
5.54%, 02/20/26 (Call 02/20/24)	860	858,366
5.55%, 08/15/41	237	223,671
5.65%, 02/15/47 (Call 08/15/46)	462	442,929
5.70%, 03/01/57 (Call 09/01/56)	686	663,184
6.00%, 08/15/40 (Call 05/15/40)	1,694	1,694,627
6.30%, 01/15/38	755	772,320
6.38%, 03/01/41	729	750,170
6.55%, 02/15/39	660	686,730
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	2,520	1,798,070
4.30%, 07/29/49 (Call 01/29/49)	3,105	2,475,213
4.46%, 04/01/48 (Call 10/01/47)	4,641	3,806,131
5.10%, 05/11/33 (Call 02/11/33)	3,785	3,650,708
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)(b)	2,269	1,627,055
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(b)	2,255	1,773,941
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,215	796,724

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	$4,253	$4,162,794
9.13%, 12/15/30	7,826	9,529,720
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	3,287	3,076,599
2.95%, 02/28/26	2,410	2,311,913
3.50%, 06/15/25	2,678	2,605,212
5.50%, 01/15/40	7,236	7,506,337
5.90%, 02/15/39	8,480	9,187,317
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,988	1,481,597
4.38%, 11/15/57 (Call 05/15/57)	3,147	2,542,996
4.70%, 03/15/37	1,197	1,099,061
4.75%, 03/15/42	1,330	1,190,390
5.35%, 11/15/48 (Call 05/15/48)	2,064	1,942,637
5.45%, 11/15/79 (Call 05/19/79)	4,303	3,856,564
5.75%, 08/15/40	2,087	2,060,036
5.85%, 11/15/68 (Call 05/15/68)	1,307	1,245,754
Deutsche Telekom International Finance BV
8.75%, 06/15/30	11,835	13,918,907
9.25%, 06/01/32	2,997	3,768,907
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	420	379,873
2.00%, 12/10/30 (Call 09/10/30)	2,711	2,094,248
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,464,109
5.95%, 03/15/41	1,314	1,248,300
Koninklijke KPN NV, 8.38%, 10/01/30	1,282	1,458,237
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	2,281	1,814,718
2.75%, 05/24/31 (Call 02/24/31)	4,130	3,346,209
4.00%, 09/01/24(b)	395	386,397
4.60%, 02/23/28 (Call 11/23/27)	3,975	3,853,047
4.60%, 05/23/29 (Call 02/23/29)	3,081	2,967,866
5.50%, 09/01/44	1,218	1,119,001
5.60%, 06/01/32 (Call 03/01/32)	3,210	3,161,625
Nokia OYJ
4.38%, 06/12/27	2,323	2,190,821
6.63%, 05/15/39	825	784,946
Orange SA
5.38%, 01/13/42	3,523	3,375,034
5.50%, 02/06/44 (Call 08/06/43)	2,394	2,334,701
9.00%, 03/01/31	9,265	11,232,979
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,992	3,675,634
2.95%, 03/15/25	4,375	4,169,900
3.20%, 03/15/27 (Call 02/15/27)	2,760	2,549,467
3.63%, 12/15/25 (Call 09/15/25)	3,708	3,528,496
3.70%, 11/15/49 (Call 05/15/49)	4,373	2,964,194
3.80%, 03/15/32 (Call 12/15/31)	3,370	2,880,541
4.30%, 02/15/48 (Call 08/15/47)	3,287	2,448,716
4.35%, 05/01/49 (Call 11/01/48)	4,663	3,524,482
4.50%, 03/15/42 (Call 09/15/41)	3,450	2,773,628
4.50%, 03/15/43 (Call 09/15/42)	2,263	1,804,539
4.55%, 03/15/52 (Call 09/15/51)	4,700	3,637,612
5.00%, 03/15/44 (Call 09/15/43)	4,643	3,941,953
5.45%, 10/01/43 (Call 04/01/43)	2,868	2,565,225
7.50%, 08/15/38	1,751	1,884,987
Sprint Capital Corp.
6.88%, 11/15/28	680	718,461
8.75%, 03/15/32	5,670	6,755,975

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)	$280	$285,586
7.63%, 03/01/26 (Call 11/01/25)	455	471,790
Telefonica Emisiones SA
4.10%, 03/08/27	5,724	5,448,447
4.67%, 03/06/38	4,626	3,826,581
4.90%, 03/06/48	4,808	3,837,649
5.21%, 03/08/47	9,360	7,847,705
5.52%, 03/01/49 (Call 09/01/48)	4,807	4,195,213
7.05%, 06/20/36	9,230	9,850,071
Telefonica Europe BV, 8.25%, 09/15/30	5,488	6,257,472
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,710	3,437,389
3.40%, 05/13/32 (Call 02/13/32)	4,465	3,754,752
3.70%, 09/15/27 (Call 06/15/27)	2,478	2,330,584
4.30%, 06/15/49 (Call 12/15/48)	2,072	1,611,208
4.60%, 11/16/48 (Call 05/16/48)	3,082	2,545,146
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,761	1,603,267
2.05%, 02/15/28 (Call 12/15/27)	7,740	6,757,252
2.25%, 02/15/26 (Call 09/11/23)	7,516	6,955,306
2.25%, 11/15/31 (Call 08/15/31)	4,744	3,762,751
2.40%, 03/15/29 (Call 01/15/29)	973	836,868
2.55%, 02/15/31 (Call 11/15/30)	10,169	8,376,307
2.63%, 04/15/26 (Call 09/11/23)	5,917	5,498,254
2.63%, 02/15/29 (Call 02/15/24)	7,985	6,917,725
2.70%, 03/15/32 (Call 12/15/31)	3,465	2,816,144
2.88%, 02/15/31 (Call 02/15/26)	7,285	6,130,837
3.00%, 02/15/41 (Call 08/15/40)	10,381	7,317,775
3.30%, 02/15/51 (Call 08/15/50)	10,599	7,100,588
3.38%, 04/15/29 (Call 04/15/24)	4,685	4,201,836
3.40%, 10/15/52 (Call 04/15/52)	9,565	6,474,357
3.50%, 04/15/25 (Call 03/15/25)	11,461	11,080,151
3.50%, 04/15/31 (Call 04/15/26)	7,075	6,177,536
3.60%, 11/15/60 (Call 05/15/60)	7,853	5,253,736
3.75%, 04/15/27 (Call 02/15/27)	13,157	12,459,679
3.88%, 04/15/30 (Call 01/15/30)	25,272	23,016,474
4.38%, 04/15/40 (Call 10/15/39)	8,365	7,178,676
4.50%, 04/15/50 (Call 10/15/49)	11,487	9,486,424
4.75%, 02/01/28 (Call 09/11/23)	6,570	6,386,171
4.80%, 07/15/28 (Call 06/15/28)	4,250	4,155,948
4.95%, 03/15/28 (Call 02/15/28)	3,975	3,916,925
5.05%, 07/15/33 (Call 04/15/33)	11,740	11,329,100
5.20%, 01/15/33 (Call 10/15/32)	1,555	1,523,900
5.38%, 04/15/27 (Call 09/11/23)	5,590	5,577,478
5.65%, 01/15/53 (Call 07/15/52)	7,085	6,903,907
5.75%, 01/15/54 (Call 07/15/53)	5,980	5,907,403
5.80%, 09/15/62 (Call 03/15/62)	1,165	1,129,479
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	6,526	5,917,646
1.45%, 03/20/26 (Call 02/20/26)	6,595	5,981,137
1.50%, 09/18/30 (Call 06/18/30)	3,237	2,526,349
1.68%, 10/30/30 (Call 07/30/30)	3,208	2,509,650
1.75%, 01/20/31 (Call 10/20/30)	9,100	7,077,616
2.10%, 03/22/28 (Call 01/22/28)	11,985	10,473,931
2.36%, 03/15/32 (Call 12/15/31)	19,332	15,288,712
2.55%, 03/21/31 (Call 12/21/30)	11,241	9,250,669
2.63%, 08/15/26	9,379	8,734,663
2.65%, 11/20/40 (Call 05/20/40)	13,193	8,782,448
2.85%, 09/03/41 (Call 03/03/41)	4,272	2,912,052

Security	Par (000)	Value

Telecommunications (continued)
2.88%, 11/20/50 (Call 05/20/50)	$11,994	$7,352,922
2.99%, 10/30/56 (Call 04/30/56)	15,284	9,128,369
3.00%, 03/22/27 (Call 01/22/27)	4,555	4,234,237
3.00%, 11/20/60 (Call 05/20/60)	9,131	5,360,810
3.15%, 03/22/30 (Call 12/22/29)	7,439	6,519,242
3.38%, 02/15/25	8,568	8,310,018
3.40%, 03/22/41 (Call 09/22/40)	10,615	7,882,699
3.50%, 11/01/24 (Call 08/01/24)	4,349	4,248,799
3.55%, 03/22/51 (Call 09/22/50)	17,823	12,461,129
3.70%, 03/22/61 (Call 09/22/60)	9,135	6,212,348
3.85%, 11/01/42 (Call 05/01/42)	4,696	3,643,814
3.88%, 02/08/29 (Call 11/08/28)	5,132	4,790,465
3.88%, 03/01/52 (Call 09/01/51)	5,490	4,105,806
4.00%, 03/22/50 (Call 09/22/49)	4,767	3,644,276
4.02%, 12/03/29 (Call 09/03/29)	12,264	11,389,454
4.13%, 03/16/27	9,668	9,310,864
4.13%, 08/15/46	3,487	2,772,095
4.33%, 09/21/28	16,946	16,225,287
4.40%, 11/01/34 (Call 05/01/34)	6,669	6,034,378
4.50%, 08/10/33	11,187	10,336,117
4.52%, 09/15/48	1,130	948,997
4.67%, 03/15/55	740	623,687
4.75%, 11/01/41	1,923	1,729,315
4.81%, 03/15/39	5,902	5,357,245
4.86%, 08/21/46	9,084	7,981,566
5.01%, 04/15/49(b)	2,015	1,843,524
5.01%, 08/21/54	570	506,234
5.05%, 05/09/33 (Call 02/09/33)	2,155	2,090,005
5.25%, 03/16/37	5,722	5,571,511
5.50%, 03/16/47	3,176	3,081,355
5.85%, 09/15/35	877	881,709
6.40%, 09/15/33	150	157,557
6.55%, 09/15/43	4,083	4,544,624
7.75%, 12/01/30	1,699	1,941,974
Vodafone Group PLC
4.13%, 05/30/25	7,994	7,811,577
4.25%, 09/17/50	6,624	5,092,995
4.38%, 05/30/28	2,870	2,816,216
4.38%, 02/19/43	7,552	6,152,463
4.88%, 06/19/49	4,148	3,515,720
5.00%, 05/30/38	1,063	988,090
5.13%, 06/19/59	1,811	1,545,181
5.25%, 05/30/48	775	699,275
5.63%, 02/10/53 (Call 08/10/52)	3,755	3,545,696
5.75%, 02/10/63 (Call 08/10/62)	1,770	1,643,781
6.15%, 02/27/37	6,720	6,880,944
6.25%, 11/30/32	1,993	2,085,535
7.88%, 02/15/30	3,180	3,581,857

		1,018,568,641

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	3,358	3,246,548
3.50%, 09/15/27 (Call 06/15/27)	2,614	2,440,927
3.55%, 11/19/26 (Call 09/19/26)	3,189	2,996,959
3.90%, 11/19/29 (Call 08/19/29)	3,639	3,304,976
5.10%, 05/15/44 (Call 11/15/43)	1,526	1,327,208
6.35%, 03/15/40	1,994	2,013,222
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	575	494,345

		15,824,185

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	$1,232	$1,203,257
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	2,099	1,383,619
3.00%, 04/01/25 (Call 01/01/25)	4,330	4,181,308
3.05%, 02/15/51 (Call 08/15/50)	2,557	1,744,922
3.25%, 06/15/27 (Call 03/15/27)	4,938	4,683,249
3.30%, 09/15/51 (Call 03/15/51)	3,880	2,785,064
3.40%, 09/01/24 (Call 06/01/24)	2,968	2,905,939
3.55%, 02/15/50 (Call 08/15/49)	3,241	2,473,564
3.65%, 09/01/25 (Call 06/01/25)	2,264	2,200,631
3.90%, 08/01/46 (Call 02/01/46)	3,193	2,555,613
4.05%, 06/15/48 (Call 12/15/47)	3,194	2,622,402
4.13%, 06/15/47 (Call 12/15/46)	3,115	2,588,004
4.15%, 04/01/45 (Call 10/01/44)	3,898	3,291,237
4.15%, 12/15/48 (Call 06/15/48)	3,180	2,660,706
4.38%, 09/01/42 (Call 03/01/42)	1,537	1,350,301
4.40%, 03/15/42 (Call 09/15/41)	2,802	2,471,728
4.45%, 03/15/43 (Call 09/15/42)	3,420	3,030,120
4.45%, 01/15/53 (Call 07/15/52)	1,445	1,284,085
4.55%, 09/01/44 (Call 03/01/44)	3,123	2,795,491
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,242,008
4.90%, 04/01/44 (Call 10/01/43)	2,714	2,549,179
4.95%, 09/15/41 (Call 03/15/41)	1,493	1,422,038
5.05%, 03/01/41 (Call 09/01/40)	1,710	1,652,937
5.15%, 09/01/43 (Call 03/01/43)	2,935	2,843,369
5.20%, 04/15/54 (Call 10/15/53)	4,640	4,566,178
5.40%, 06/01/41 (Call 12/01/40)	1,852	1,850,592
5.75%, 05/01/40 (Call 11/01/39)	3,226	3,366,912
6.15%, 05/01/37	1,532	1,666,663
6.20%, 08/15/36	1,035	1,133,014
7.00%, 12/15/25	1,774	1,842,317
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	2,997	1,835,573
2.75%, 03/01/26 (Call 12/01/25)	4,878	4,610,588
2.95%, 11/21/24 (Call 08/21/24)	2,998	2,906,231
3.20%, 08/02/46 (Call 02/02/46)	2,534	1,826,228
3.65%, 02/03/48 (Call 08/03/47)	2,339	1,835,788
3.85%, 08/05/32 (Call 05/05/32)	2,910	2,682,700
4.40%, 08/05/52 (Call 02/05/52)	2,260	1,998,202
4.45%, 01/20/49 (Call 07/20/48)	2,470	2,166,956
6.20%, 06/01/36	1,198	1,303,124
6.25%, 08/01/34	1,805	1,959,418
6.38%, 11/15/37	1,942	2,121,810
6.90%, 07/15/28	1,765	1,909,448
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 10/03/23)	6,746	6,392,914
1.75%, 12/02/26 (Call 11/02/26)	1,765	1,584,988
2.05%, 03/05/30 (Call 12/05/29)(b)	2,881	2,390,279
2.45%, 12/02/31 (Call 09/02/31)	3,035	2,691,954
2.88%, 11/15/29	2,194	1,929,996
2.90%, 02/01/25 (Call 11/01/24)	4,903	4,720,657
3.00%, 12/02/41 (Call 06/02/41)	4,182	3,468,174
3.10%, 12/02/51 (Call 06/02/51)	4,962	3,364,484
3.50%, 05/01/50	1,711	1,256,302
4.00%, 06/01/28 (Call 03/01/28)	3,455	3,307,126
4.20%, 11/15/69	2,015	1,556,406
4.30%, 05/15/43	1,826	1,544,066
4.70%, 05/01/48	2,280	1,997,075
4.80%, 09/15/35 (Call 03/15/35)	2,448	2,355,270

Security	Par (000)	Value

Transportation (continued)
4.80%, 08/01/45 (Call 02/01/45)	$2,637	$2,362,198
4.95%, 08/15/45	2,322	2,119,127
5.95%, 05/15/37	1,223	1,268,532
6.13%, 09/15/2115 (Call 03/15/15)	2,884	2,989,439
7.13%, 10/15/31	3,620	4,030,472
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,160	3,958,365
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,253	1,924,918
2.50%, 05/15/51 (Call 11/15/50)(b)	986	596,530
2.60%, 11/01/26 (Call 08/01/26)	3,983	3,689,772
3.25%, 06/01/27 (Call 03/01/27)	5,791	5,447,594
3.35%, 11/01/25 (Call 08/01/25)	5,679	5,459,223
3.35%, 09/15/49 (Call 03/15/49)	2,674	1,896,534
3.80%, 03/01/28 (Call 12/01/27)	3,081	2,932,496
3.80%, 11/01/46 (Call 05/01/46)	1,794	1,401,275
3.80%, 04/15/50 (Call 10/15/49)	1,976	1,530,392
3.95%, 05/01/50 (Call 11/01/49)	2,621	2,081,310
4.10%, 11/15/32 (Call 08/15/32)(b)	2,635	2,473,659
4.10%, 03/15/44 (Call 09/15/43)	3,928	3,265,621
4.25%, 03/15/29 (Call 12/15/28)	5,210	5,024,368
4.25%, 11/01/66 (Call 05/01/66)	2,153	1,721,862
4.30%, 03/01/48 (Call 09/01/47)	2,700	2,275,101
4.40%, 03/01/43 (Call 09/01/42)	1,785	1,530,084
4.50%, 03/15/49 (Call 09/15/48)	1,861	1,610,565
4.50%, 11/15/52 (Call 05/15/52)	2,785	2,420,945
4.50%, 08/01/54 (Call 02/01/54)	1,539	1,320,247
4.65%, 03/01/68 (Call 09/01/67)	2,040	1,754,094
4.75%, 05/30/42 (Call 11/30/41)	3,025	2,737,141
4.75%, 11/15/48 (Call 05/15/48)	2,271	2,029,025
5.50%, 04/15/41 (Call 10/15/40)	1,454	1,447,457
6.00%, 10/01/36	1,497	1,567,613
6.15%, 05/01/37	1,515	1,615,535
6.22%, 04/30/40	3,018	3,237,137
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	3,720	3,071,344
3.10%, 08/05/29 (Call 05/05/29)	4,604	4,123,573
3.25%, 04/01/26 (Call 01/01/26)	6,178	5,899,928
3.25%, 05/15/41 (Call 11/15/40)	2,140	1,556,165
3.40%, 02/15/28 (Call 11/15/27)	3,347	3,119,371
3.88%, 08/01/42	1,215	966,678
3.90%, 02/01/35	2,475	2,152,433
4.05%, 02/15/48 (Call 08/15/47)	2,275	1,771,952
4.10%, 04/15/43	2,405	1,909,714
4.10%, 02/01/45	1,775	1,401,398
4.20%, 10/17/28 (Call 07/17/28)	704	678,529
4.25%, 05/15/30 (Call 02/15/30)	610	578,201
4.40%, 01/15/47 (Call 07/15/46)	4,050	3,328,209
4.55%, 04/01/46 (Call 10/01/45)	4,645	3,881,687
4.75%, 11/15/45 (Call 05/15/45)	5,327	4,581,486
4.90%, 01/15/34	2,434	2,352,437
4.95%, 10/17/48 (Call 04/17/48)	1,686	1,504,452
5.10%, 01/15/44	3,157	2,867,061
5.25%, 05/15/50 (Call 11/15/49)	4,556	4,231,658
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	3,030	2,442,707
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	4,474	3,960,698
2.65%, 07/15/31 (Call 04/15/31)	3,092	2,419,923

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	$4,369	$4,229,279
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,947	2,767,410
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,315	1,908,532
2.55%, 11/01/29 (Call 08/01/29)	2,386	2,057,448
2.90%, 06/15/26 (Call 03/15/26)	3,543	3,338,959
2.90%, 08/25/51 (Call 02/25/51)	2,508	1,594,611
3.00%, 03/15/32 (Call 12/15/31)	3,095	2,633,535
3.05%, 05/15/50 (Call 11/15/49)	3,217	2,139,691
3.15%, 06/01/27 (Call 03/01/27)	1,649	1,539,655
3.16%, 05/15/55 (Call 11/15/54)	3,235	2,126,463
3.40%, 11/01/49 (Call 05/01/49)	1,779	1,258,980
3.65%, 08/01/25 (Call 06/01/25)	2,800	2,707,992
3.70%, 03/15/53 (Call 09/15/52)	1,731	1,286,652
3.80%, 08/01/28 (Call 05/01/28)	2,746	2,597,771
3.94%, 11/01/47 (Call 05/01/47)	3,109	2,457,633
3.95%, 10/01/42 (Call 04/01/42)	1,372	1,101,757
4.05%, 08/15/52 (Call 02/15/52)	3,109	2,466,929
4.10%, 05/15/49 (Call 11/15/48)	1,555	1,261,960
4.10%, 05/15/2121 (Call 11/15/20)	2,265	1,589,350
4.15%, 02/28/48 (Call 08/28/47)	2,755	2,259,651
4.45%, 03/01/33 (Call 12/01/32)	2,264	2,145,978
4.45%, 06/15/45 (Call 12/15/44)	2,107	1,782,543
4.55%, 06/01/53 (Call 12/01/52)	2,980	2,575,614
4.65%, 01/15/46 (Call 07/15/45)	2,209	1,919,555
4.84%, 10/01/41	2,397	2,179,209
5.05%, 08/01/30 (Call 06/01/30)	2,620	2,593,276
5.10%, 08/01/2118 (Call 02/01/18)	665	558,434
5.35%, 08/01/54	2,090	2,032,922
7.80%, 05/15/27	715	780,301
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,345	2,111,555
2.50%, 09/01/24 (Call 08/01/24)	2,489	2,405,818
2.85%, 03/01/27 (Call 02/01/27)	1,676	1,540,831
2.90%, 12/01/26 (Call 10/01/26)	2,443	2,246,436
3.35%, 09/01/25 (Call 08/01/25)	1,895	1,812,567
4.30%, 06/15/27 (Call 05/15/27)	1,900	1,829,567
4.63%, 06/01/25 (Call 05/01/25)	3,185	3,122,319
5.25%, 06/01/28 (Call 05/01/28)	1,945	1,919,598
5.65%, 03/01/28 (Call 02/01/28)	2,330	2,334,450
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	2,358	2,153,231
2.38%, 05/20/31 (Call 02/20/31)	3,380	2,836,462
2.40%, 02/05/30 (Call 11/05/29)	3,525	3,030,583
2.75%, 03/01/26 (Call 12/01/25)	4,447	4,203,482
2.80%, 02/14/32 (Call 12/15/31)	5,617	4,796,019
2.89%, 04/06/36 (Call 01/06/36)	2,880	2,272,234
2.95%, 03/10/52 (Call 09/10/51)	2,610	1,740,348
2.97%, 09/16/62 (Call 03/16/62)	2,850	1,753,434
3.00%, 04/15/27 (Call 01/15/27)	3,415	3,193,845
3.20%, 05/20/41 (Call 11/20/40)	5,100	3,886,149
3.25%, 01/15/25 (Call 10/15/24)	3,829	3,722,286
3.25%, 08/15/25 (Call 05/15/25)	2,285	2,200,981
3.25%, 02/05/50 (Call 08/05/49)	6,331	4,560,093
3.35%, 08/15/46 (Call 02/15/46)	2,011	1,433,461
3.38%, 02/01/35 (Call 08/01/34)	1,976	1,668,613
3.38%, 02/14/42 (Call 08/14/41)	2,525	1,970,737
3.50%, 02/14/53 (Call 08/14/52)	4,085	3,035,931
3.55%, 08/15/39 (Call 02/15/39)	2,710	2,196,130

Security	Par (000)	Value

Transportation (continued)
3.55%, 05/20/61 (Call 11/20/60)	$2,299	$1,628,405
3.60%, 09/15/37 (Call 03/15/37)	2,441	2,041,018
3.70%, 03/01/29 (Call 12/01/28)	4,078	3,863,089
3.75%, 07/15/25 (Call 05/15/25)	3,705	3,600,297
3.75%, 02/05/70 (Call 08/05/69)	2,730	1,988,341
3.80%, 10/01/51 (Call 04/01/51)	3,293	2,598,045
3.80%, 04/06/71 (Call 10/06/70)	2,305	1,684,540
3.84%, 03/20/60 (Call 09/20/59)	4,996	3,826,736
3.85%, 02/14/72 (Call 08/14/71)	1,665	1,231,600
3.88%, 02/01/55 (Call 08/01/54)	1,413	1,098,706
3.95%, 09/10/28 (Call 06/10/28)	5,214	5,019,101
3.95%, 08/15/59 (Call 02/15/59)	2,280	1,761,505
4.00%, 04/15/47 (Call 10/15/46)	2,679	2,161,926
4.05%, 11/15/45 (Call 05/15/45)	2,046	1,654,866
4.05%, 03/01/46 (Call 09/01/45)	2,620	2,133,780
4.10%, 09/15/67 (Call 03/15/67)	1,751	1,387,510
4.30%, 03/01/49 (Call 09/01/48)	3,619	3,101,230
4.50%, 01/20/33 (Call 10/20/32)	5,620	5,444,263
4.50%, 09/10/48 (Call 03/10/48)	2,298	2,015,645
4.75%, 02/21/26 (Call 01/21/26)	6,180	6,145,886
4.95%, 09/09/52 (Call 03/09/52)	125	120,629
4.96%, 05/15/53 (Call 11/15/52)	3,030	2,903,649
5.15%, 01/20/63 (Call 07/20/62)	853	817,089
6.63%, 02/01/29	1,815	1,966,952
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,553	2,472,887
2.40%, 11/15/26 (Call 08/15/26)	2,452	2,281,782
2.50%, 09/01/29 (Call 06/01/29)	2,465	2,184,508
2.80%, 11/15/24 (Call 09/15/24)	3,532	3,427,312
3.05%, 11/15/27 (Call 08/15/27)	5,841	5,472,258
3.40%, 03/15/29 (Call 12/15/28)	3,891	3,641,003
3.40%, 11/15/46 (Call 05/15/46)	1,181	882,904
3.40%, 09/01/49 (Call 03/01/49)(b)	2,986	2,273,511
3.63%, 10/01/42	1,300	1,055,717
3.75%, 11/15/47 (Call 05/15/47)	3,587	2,895,642
3.90%, 04/01/25 (Call 03/01/25)	6,158	6,036,256
4.25%, 03/15/49 (Call 09/15/48)	3,793	3,269,187
4.45%, 04/01/30 (Call 01/01/30)	1,677	1,651,375
4.88%, 03/03/33 (Call 12/03/32)	2,705	2,698,914
4.88%, 11/15/40 (Call 05/15/40)	2,678	2,582,556
5.05%, 03/03/53 (Call 09/03/52)	2,830	2,763,580
5.20%, 04/01/40 (Call 10/01/39)	1,814	1,806,490
5.30%, 04/01/50 (Call 10/01/49)	4,807	4,861,559
6.20%, 01/15/38	6,152	6,872,153
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	6,600	5,912,874
1.50%, 09/22/28 (Call 07/22/28)	4,633	4,001,337
1.80%, 09/22/31 (Call 06/22/31)	7,817	6,395,791
3.95%, 09/09/27 (Call 08/09/27)	3,085	3,012,348

		546,096,441

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,041	1,551,813
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,100,890
3.25%, 03/30/25 (Call 12/30/24)	1,175	1,127,001
3.25%, 09/15/26 (Call 06/15/26)	2,496	2,317,910
3.50%, 03/15/28 (Call 12/15/27)	1,913	1,751,026
3.50%, 06/01/32 (Call 03/01/32)	1,183	994,288
3.85%, 03/30/27 (Call 12/30/26)	2,403	2,252,452
4.00%, 06/30/30 (Call 03/30/30)	2,095	1,903,224

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
4.55%, 11/07/28 (Call 08/07/28)	$2,728	$2,590,591
4.70%, 04/01/29 (Call 01/01/29)	1,772	1,684,056
4.90%, 03/15/33 (Call 12/15/32)(b)	1,695	1,584,893
5.20%, 03/15/44 (Call 09/15/43)	1,722	1,503,117
5.45%, 09/15/33 (Call 06/15/33)	2,900	2,836,838

		23,198,099

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(b)	1,334	1,165,156
3.38%, 01/20/27 (Call 12/20/26)	1,517	1,341,877

		2,507,033

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,460	2,018,455
2.80%, 05/01/30 (Call 02/01/30)	2,699	2,339,709
2.95%, 09/01/27 (Call 06/01/27)	2,130	1,964,179
3.25%, 06/01/51 (Call 12/01/50)	2,885	2,020,596
3.40%, 03/01/25 (Call 12/01/24)	5,590	5,414,306
3.45%, 06/01/29 (Call 03/01/29)	3,736	3,425,650
3.45%, 05/01/50 (Call 11/01/49)	2,799	2,030,227
3.75%, 09/01/28 (Call 06/01/28)	2,217	2,101,960
3.75%, 09/01/47 (Call 03/01/47)	3,497	2,713,917
4.00%, 12/01/46 (Call 06/01/46)	1,595	1,262,092
4.15%, 06/01/49 (Call 12/01/48)	2,921	2,418,705
4.20%, 09/01/48 (Call 03/01/48)	1,472	1,213,561
4.30%, 12/01/42 (Call 06/01/42)	1,119	956,488
4.30%, 09/01/45 (Call 03/01/45)	1,906	1,580,207
4.45%, 06/01/32 (Call 03/01/32)(b)	2,830	2,688,953
6.59%, 10/15/37	930	1,034,169
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	3,114	2,488,647
2.70%, 04/15/30 (Call 01/15/30)	2,461	2,069,160
3.35%, 04/15/50 (Call 10/15/49)	2,649	1,763,386
3.57%, 05/01/29 (Call 02/01/29)	2,770	2,537,126
4.28%, 05/01/49 (Call 11/01/48)	2,810	2,187,613
5.30%, 05/01/52 (Call 11/01/51)	2,110	1,911,829
United Utilities PLC, 6.88%, 08/15/28	966	1,005,693

		49,146,628

Total Corporate Bonds & Notes — 25.6% (Cost: $27,117,206,880)		23,906,304,666

Foreign Government Obligations(g)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	3,690	3,328,159
1.63%, 01/22/25	13,120	12,509,002
2.88%, 04/28/25	4,105	3,964,568
Canada Government International Bonds, 3.75%, 04/26/28	50	48,735
Export Development Canada
3.00%, 05/25/27	75	71,158
3.88%, 02/14/28	300	293,370
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,181,810
Series HK, 9.38%, 04/15/30	1,405	1,753,131
Province of Alberta Canada
1.00%, 05/20/25	4,569	4,254,881
1.30%, 07/22/30	5,437	4,390,051

Security	Par (000)	Value

Canada (continued)
1.88%, 11/13/24	$4,269	$4,093,501
3.30%, 03/15/28	8,886	8,419,663
Province of British Columbia, 4.20%, 07/06/33	115	112,139
Province of British Columbia Canada
0.90%, 07/20/26	1,055	947,854
1.30%, 01/29/31(b)	3,875	3,112,632
2.25%, 06/02/26	7,155	6,695,077
6.50%, 01/15/26(b)	188	194,136
7.25%, 09/01/36	338	421,777
Series 10, 1.75%, 09/27/24	36	34,609
Province of Manitoba Canada
1.50%, 10/25/28	260	223,873
2.13%, 06/22/26	115	106,960
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,861,660
Province of Ontario Canada
0.63%, 01/21/26	4,292	3,884,475
1.05%, 04/14/26	665	604,073
1.05%, 05/21/27	615	539,829
1.13%, 10/07/30	9,137	7,255,418
1.60%, 02/25/31	7,385	6,030,517
1.80%, 10/14/31	5,380	4,405,790
2.00%, 10/02/29(b)	5,405	4,704,674
2.13%, 01/21/32(b)	460	384,680
2.30%, 06/15/26(b)	8,465	7,920,616
2.50%, 04/27/26	14,994	14,138,292
3.10%, 05/19/27	6,225	5,899,557
Province of Quebec Canada
0.60%, 07/23/25	2,691	2,479,111
1.35%, 05/28/30	5,483	4,486,245
1.90%, 04/21/31	2,235	1,864,079
2.50%, 04/20/26	7,771	7,333,881
2.75%, 04/12/27(b)	5,787	5,421,204
3.63%, 04/13/28	7,435	7,151,429
Series PD, 7.50%, 09/15/29	5,122	5,905,205
Series QO, 2.88%, 10/16/24	7,763	7,543,152
Series QX, 1.50%, 02/11/25	7,430	7,042,377

		163,013,350

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(b)	9,942	8,450,899
2.55%, 01/27/32 (Call 10/27/31)(b)	9,201	7,724,976
2.55%, 07/27/33 (Call 04/27/33)	6,493	5,224,138
2.75%, 01/31/27 (Call 12/31/26)	2,079	1,930,830
3.10%, 05/07/41 (Call 11/07/40)	9,891	7,217,463
3.10%, 01/22/61 (Call 07/22/60)	8,155	5,163,746
3.13%, 01/21/26	3,750	3,585,075
3.24%, 02/06/28 (Call 11/06/27)	10,060	9,396,945
3.25%, 09/21/71 (Call 03/21/71)	5,198	3,261,173
3.50%, 01/31/34 (Call 10/31/33)	4,938	4,283,912
3.50%, 01/25/50 (Call 07/25/49)	10,345	7,509,953
3.63%, 10/30/42	150	116,248
3.86%, 06/21/47(b)	3,088	2,434,517
4.00%, 01/31/52 (Call 07/31/51)(b)	3,258	2,578,805
4.34%, 03/07/42 (Call 09/07/41)	3,741	3,220,739
4.95%, 01/05/36 (Call 10/05/35)	5,272	5,086,833
5.33%, 01/05/54 (Call 07/05/53)	2,577	2,488,920

		79,675,172

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	$462	$480,730

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)	4,100	3,359,376

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	4,410	4,867,890

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	495	396,139
2.15%, 07/28/31 (Call 04/28/31)	8,110	6,557,665
2.85%, 02/14/30	5,856	5,147,131
3.05%, 03/12/51	2,245	1,592,109
3.20%, 09/23/61 (Call 03/23/61)	825	535,574
3.35%, 03/12/71	3,610	2,334,479
3.40%, 09/18/29	2,825	2,572,078
3.50%, 01/11/28	3,377	3,154,523
3.50%, 02/14/50(b)	4,011	2,952,256
3.55%, 03/31/32 (Call 12/31/31)	1,485	1,320,002
3.70%, 10/30/49	5,141	3,924,485
3.85%, 10/15/30	10,270	9,501,804
4.10%, 04/24/28	4,785	4,583,743
4.15%, 09/20/27 (Call 06/20/27)	5,235	5,054,026
4.20%, 10/15/50(b)	6,555	5,439,142
4.30%, 03/31/52 (Call 09/30/51)	2,390	1,994,861
4.35%, 01/11/48	6,895	5,898,328
4.45%, 04/15/70	4,190	3,418,118
4.55%, 01/11/28 (Call 12/11/27)	1,035	1,013,389
4.65%, 09/20/32 (Call 06/20/32)	5,965	5,758,790
4.75%, 02/11/29	4,083	4,008,036
4.85%, 01/11/33 (Call 10/11/32)(b)	1,665	1,632,766
5.35%, 02/11/49	4,510	4,413,080
5.45%, 09/20/52 (Call 03/20/52)	2,015	1,991,223
5.65%, 01/11/53 (Call 07/11/52)	3,745	3,825,293

		89,019,040

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	24,991,500
Israel Government International Bond
2.75%, 07/03/30	10,080	8,800,445
2.88%, 03/16/26	3,600	3,386,808
3.25%, 01/17/28(b)	3,975	3,703,150
3.88%, 07/03/50	9,045	7,035,563
4.13%, 01/17/48	2,530	2,054,335
4.50%, 01/17/33	7,220	6,941,380
4.50%, 01/30/43	5,403	4,754,100
4.50%, 04/03/2120	3,138	2,417,515
State of Israel
2.50%, 01/15/30	2,905	2,505,649
3.38%, 01/15/50	6,243	4,422,354

		71,012,799

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	11,820	10,664,950
2.38%, 10/17/24	7,354	7,076,239
2.88%, 10/17/29	7,480	6,529,890
3.88%, 05/06/51	9,060	6,369,271

Security	Par (000)	Value

Italy (continued)
4.00%, 10/17/49	$7,800	$5,649,696
5.38%, 06/15/33	7,437	7,303,506

		43,593,552

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	2,783	2,557,883
1.25%, 01/21/31	7,145	5,621,186
1.75%, 10/17/24	6,155	5,899,506
1.88%, 07/21/26	6,215	5,700,460
1.88%, 04/15/31(b)	21,048	17,251,572
2.00%, 10/17/29	4,397	3,769,416
2.13%, 02/10/25(b)	1,755	1,674,832
2.13%, 02/16/29	5,620	4,916,320
2.25%, 11/04/26	7,590	6,989,707
2.38%, 04/20/26	5,730	5,360,186
2.50%, 05/28/25	3,601	3,431,789
2.75%, 01/21/26(b)	5,345	5,072,565
2.75%, 11/16/27	6,330	5,851,705
2.88%, 04/14/25	380	365,393
2.88%, 06/01/27	6,288	5,868,968
2.88%, 07/21/27	5,012	4,674,592
3.25%, 07/20/28	2,080	1,947,400
3.50%, 10/31/28(b)	3,800	3,585,642
4.38%, 10/05/27	400	394,860
Japan International Cooperation Agency
1.00%, 07/22/30(b)	3,396	2,648,133
2.13%, 10/20/26	2,129	1,950,781
2.75%, 04/27/27(b)	2,135	1,981,195
3.25%, 05/25/27	3,565	3,362,686
3.38%, 06/12/28	2,120	1,991,549

		102,868,326

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	6,842	5,666,681
3.25%, 04/16/30 (Call 01/16/30)	11,060	9,792,745
3.50%, 02/12/34 (Call 11/12/33)	9,878	8,202,592
3.75%, 01/11/28	7,985	7,567,943
3.77%, 05/24/61 (Call 11/24/60)	9,551	6,280,642
3.90%, 04/27/25 (Call 03/27/25)	1,680	1,650,751
4.13%, 01/21/26	9,551	9,406,207
4.15%, 03/28/27	9,295	9,106,869
4.28%, 08/14/41 (Call 02/14/41)	11,181	9,030,446
4.35%, 01/15/47(b)	2,932	2,285,523
4.40%, 02/12/52 (Call 08/12/51)(b)	3,577	2,754,075
4.50%, 04/22/29	11,250	10,860,187
4.50%, 01/31/50 (Call 07/31/49)	7,741	6,160,210
4.60%, 01/23/46	8,439	6,825,126
4.60%, 02/10/48	7,086	5,690,625
4.75%, 04/27/32 (Call 01/27/32)	15,032	14,252,140
4.75%, 03/08/44	14,207	11,917,542
4.88%, 05/19/33 (Call 02/19/33)	4,738	4,489,587
5.00%, 04/27/51 (Call 10/27/50)(b)	7,824	6,632,718
5.40%, 02/09/28 (Call 01/09/28)	2,245	2,267,787
5.55%, 01/21/45(b)	10,685	9,967,289
5.75%, 10/12/2110	9,590	8,401,032
6.05%, 01/11/40	10,453	10,429,167
6.34%, 05/04/53 (Call 11/04/52)	13,016	13,029,927
6.35%, 02/09/35 (Call 11/09/34)	7,295	7,568,052
6.75%, 09/27/34	10,087	10,816,694

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
7.50%, 04/08/33	$4,587	$5,163,861
8.30%, 08/15/31	4,986	5,885,076
11.50%, 05/15/26(b)	713	840,984

		212,942,478

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,815	8,211,938
3.16%, 01/23/30 (Call 10/23/29)	5,708	4,966,816
3.30%, 01/19/33 (Call 10/19/32)	8,090	6,662,034
3.75%, 03/16/25 (Call 12/16/24)	5,846	5,665,476
3.87%, 07/23/60 (Call 01/23/60)	10,678	6,829,435
3.88%, 03/17/28 (Call 12/17/27)	5,937	5,583,095
4.00%, 09/22/24 (Call 06/22/24)	1,120	1,097,790
4.30%, 04/29/53	5,794	4,172,781
4.50%, 05/15/47	3,706	2,841,464
4.50%, 04/16/50 (Call 10/16/49)	8,399	6,297,066
4.50%, 04/01/56 (Call 10/01/55)	8,830	6,403,958
4.50%, 01/19/63 (Call 07/19/62)	5,605	4,006,342
6.40%, 02/14/35 (Call 11/14/34)	7,125	7,317,304
6.70%, 01/26/36	6,766	7,101,729
6.85%, 03/28/54 (Call 09/28/53)	3,955	4,046,756
7.13%, 01/29/26	4,967	5,132,153
8.88%, 09/30/27	4,709	5,287,265
9.38%, 04/01/29	3,707	4,387,828

		96,011,230

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	4,180	3,157,865
2.39%, 01/23/26 (Call 12/23/25)	3,071	2,876,667
2.78%, 01/23/31 (Call 10/23/30)	13,214	11,215,515
2.78%, 12/01/60 (Call 06/01/60)	6,998	4,109,505
2.84%, 06/20/30	2,557	2,213,058
3.00%, 01/15/34 (Call 10/15/33)	7,595	6,170,102
3.23%, 07/28/2121 (Call 01/28/21)	3,718	2,148,967
3.30%, 03/11/41 (Call 09/11/40)	5,256	3,904,367
3.55%, 03/10/51 (Call 09/10/50)	6,058	4,362,366
3.60%, 01/15/72 (Call 07/15/71)	3,675	2,409,697
4.13%, 08/25/27(b)	3,123	3,024,532
5.63%, 11/18/50	7,570	7,535,632
6.55%, 03/14/37	4,591	5,002,445
7.35%, 07/21/25(b)	4,194	4,347,039
8.75%, 11/21/33	8,465	10,529,275

		73,007,032

Philippines — 0.1%
Bangko Sentral ng Pilipinas Bond, 8.60%, 06/15/27	200	224,708
Philippine Government International Bond
1.65%, 06/10/31	7,001	5,509,927
1.95%, 01/06/32	1,190	947,002
2.46%, 05/05/30	5,980	5,098,070
2.65%, 12/10/45	3,755	2,435,793
2.95%, 05/05/45	5,782	4,001,607
3.00%, 02/01/28	9,211	8,490,700
3.20%, 07/06/46	7,685	5,464,803
3.23%, 03/29/27	600	564,930
3.56%, 09/29/32	668	597,793
3.70%, 03/01/41	7,969	6,392,652
3.70%, 02/02/42	8,014	6,418,733
3.75%, 01/14/29	6,756	6,365,976
3.95%, 01/20/40	7,915	6,690,233

Security	Par (000)	Value

Philippines (continued)
4.20%, 03/29/47	$4,245	$3,555,485
4.63%, 07/17/28	760	750,044
5.00%, 07/17/33	7,510	7,510,075
5.00%, 01/13/37	5,515	5,374,754
5.17%, 10/13/27	3,084	3,109,659
5.50%, 03/30/26	5,121	5,185,832
5.50%, 01/17/48	4,960	5,000,821
5.61%, 04/13/33	785	819,524
5.95%, 10/13/47	830	879,360
6.38%, 01/15/32	4,502	4,903,353
6.38%, 10/23/34	7,666	8,409,909
7.50%, 09/25/24	770	777,819
7.75%, 01/14/31	6,368	7,413,180
9.50%, 10/21/24(b)	1,114	1,167,394
9.50%, 02/02/30	3,344	4,137,932
10.63%, 03/16/25	6,366	6,876,744

		125,074,812

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	7,305	6,992,273
4.88%, 10/04/33 (Call 07/04/33)	7,425	7,205,369
5.50%, 11/16/27 (Call 08/16/27)	961	977,568
5.50%, 04/04/53 (Call 10/04/52)	8,705	8,465,612
5.75%, 11/16/32	4,800	4,992,384

		28,633,206

South Korea — 0.1%
Export-Import Bank of Korea
0.75%, 09/21/25	705	642,354
1.13%, 12/29/26	1,385	1,209,244
1.25%, 01/18/25	3,900	3,687,801
1.25%, 09/21/30	2,925	2,290,889
1.38%, 02/09/31	1,470	1,147,144
1.63%, 01/18/27	1,730	1,552,052
1.88%, 02/12/25	105	99,939
2.13%, 01/18/32(b)	1,415	1,143,999
2.38%, 04/21/27	1,700	1,554,565
2.50%, 06/29/41(b)	3,983	2,831,316
2.63%, 05/26/26	4,607	4,290,729
2.88%, 01/21/25	5,615	5,428,357
3.25%, 11/10/25	4,450	4,256,069
3.25%, 08/12/26	3,885	3,664,254
4.50%, 09/15/32	2,215	2,143,101
5.00%, 01/11/28	225	225,383
5.13%, 01/11/33	3,670	3,710,517
Korea Development Bank (The)
0.80%, 04/27/26	1,700	1,510,314
1.38%, 04/25/27(b)	1,735	1,529,992
1.75%, 02/18/25	200	189,862
4.00%, 09/08/25	650	632,951
4.25%, 09/08/32	5,830	5,521,476
4.38%, 02/15/28	480	468,725
4.38%, 02/15/33(b)	6,975	6,657,359
Korea International Bond
1.00%, 09/16/30	1,705	1,353,872
1.75%, 10/15/31(b)	2,785	2,281,639
2.50%, 06/19/29	3,725	3,344,268
2.75%, 01/19/27	3,775	3,553,408
3.50%, 09/20/28	1,745	1,660,245
3.88%, 09/20/48	933	795,289

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
4.13%, 06/10/44	$2,111	$1,897,873
5.63%, 11/03/25(b)	200	200,842

		71,475,828

Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	5,620	5,101,105
0.88%, 07/22/26	6,393	5,741,362
3.38%, 07/07/25	280	272,241
4.38%, 11/03/27	3,715	3,704,858
Asian Development Bank
0.38%, 09/03/25	3,880	3,549,308
0.50%, 02/04/26	6,280	5,675,864
0.63%, 10/08/24	13,645	12,971,210
0.63%, 04/29/25	15,005	13,956,301
0.75%, 10/08/30(b)	999	782,347
1.00%, 04/14/26	9,805	8,924,217
1.25%, 06/09/28	1,420	1,229,138
1.50%, 10/18/24	14,079	13,498,100
1.50%, 01/20/27	5,015	4,541,534
1.50%, 03/04/31	1,654	1,359,456
1.75%, 08/14/26	2,360	2,176,085
1.75%, 09/19/29	9,280	8,028,778
1.88%, 03/15/29	1,190	1,044,927
1.88%, 01/24/30	9,046	7,802,175
2.00%, 01/22/25	6,027	5,770,069
2.00%, 04/24/26	7,105	6,634,010
2.13%, 03/19/25(b)	520	496,938
2.38%, 08/10/27	1,340	1,242,421
2.50%, 11/02/27	6,142	5,701,004
2.63%, 01/12/27	5,834	5,487,519
2.75%, 01/19/28	8,095	7,560,892
2.88%, 05/06/25	2,125	2,050,306
3.13%, 08/20/27(b)	2,250	2,143,508
3.13%, 09/26/28	1,024	965,960
3.13%, 04/27/32	825	757,111
3.88%, 09/28/32(b)	2,550	2,474,036
4.13%, 09/27/24(b)	1,660	1,638,769
5.82%, 06/16/28	5,545	5,852,637
6.22%, 08/15/27	900	949,464
6.38%, 10/01/28	615	661,002
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	8,740	8,255,979
0.50%, 05/28/25	10,670	9,846,916
0.50%, 01/27/26	2,795	2,518,043
3.38%, 06/29/25	1,540	1,491,736
Council of Europe Development Bank
0.88%, 09/22/26	60	53,628
3.00%, 06/16/25	545	525,467
European Bank for Reconstruction & Development
0.50%, 05/19/25	8,345	7,724,716
0.50%, 11/25/25	890	809,482
0.50%, 01/28/26	393	355,386
1.50%, 02/13/25	1,650	1,565,883
1.63%, 09/27/24	2,080	1,997,902
European Investment Bank
0.38%, 12/15/25	3,070	2,780,468
0.38%, 03/26/26	3,651	3,276,809
0.63%, 07/25/25	12,292	11,345,885
0.63%, 10/21/27	1,032	886,653
0.75%, 10/26/26	7,425	6,604,092

Security	Par (000)	Value

Supranational (continued)
0.75%, 09/23/30	$1,065	$840,242
0.88%, 05/17/30	5,525	4,440,166
1.25%, 02/14/31	13,139	10,662,955
1.38%, 03/15/27	17,560	15,779,767
1.63%, 03/14/25(b)	19,713	18,709,017
1.63%, 10/09/29	4,370	3,760,341
1.63%, 05/13/31	145	120,452
1.75%, 03/15/29	7,345	6,424,818
1.88%, 02/10/25	11,743	11,212,451
2.13%, 04/13/26	7,185	6,738,596
2.38%, 05/24/27	5,056	4,695,153
2.50%, 10/15/24(b)	6,290	6,096,960
2.75%, 08/15/25	1,780	1,709,352
3.25%, 11/15/27	800	765,024
3.75%, 02/14/33	11,725	11,292,699
4.88%, 02/15/36	7,321	7,695,908
Inter-American Development Bank
0.50%, 09/23/24	2,250	2,137,140
0.63%, 07/15/25	2,400	2,216,112
0.63%, 09/16/27	1,565	1,347,371
0.88%, 04/03/25	10,505	9,834,361
0.88%, 04/20/26	14,870	13,477,127
1.13%, 07/20/28	10,420	8,935,775
1.13%, 01/13/31	5,595	4,481,259
1.50%, 01/13/27	280	253,425
1.75%, 03/14/25	15,184	14,432,999
2.00%, 06/02/26	7,383	6,874,311
2.00%, 07/23/26	4,823	4,480,567
2.13%, 01/15/25	12,531	12,022,116
2.25%, 06/18/29	8,799	7,859,531
2.38%, 07/07/27(b)	5,669	5,262,079
3.13%, 09/18/28(b)	9,085	8,569,971
3.20%, 08/07/42	4,390	3,584,172
3.50%, 09/14/29	1,545	1,478,689
3.88%, 10/28/41	5,920	5,331,019
4.38%, 01/24/44(b)	3,335	3,194,897
7.00%, 06/15/25(b)	10	10,289
Inter-American Investment Corp., 4.13%, 02/15/28	105	102,888
International Bank for Reconstruction & Development
0.38%, 07/28/25	16,110	14,788,175
0.50%, 10/28/25	22,761	20,766,226
0.63%, 04/22/25	31,075	28,913,112
0.65%, 02/10/26 (Call 11/10/23)	29	25,862
0.75%, 03/11/25	13,842	12,963,587
0.75%, 11/24/27	7,885	6,780,469
0.75%, 08/26/30	6,448	5,069,095
0.88%, 07/15/26	9,385	8,450,629
0.88%, 05/14/30	11,620	9,289,958
1.13%, 09/13/28	19,392	16,571,628
1.25%, 02/10/31(b)	13,720	11,080,958
1.38%, 04/20/28	18,915	16,541,924
1.63%, 01/15/25	12,324	11,746,621
1.63%, 11/03/31(b)	22,204	18,287,659
1.75%, 10/23/29	12,877	11,114,139
1.88%, 10/27/26	6,265	5,772,007
2.13%, 03/03/25	7,309	6,993,178
2.50%, 11/25/24	16,774	16,214,587
2.50%, 07/29/25	18,134	17,340,819
2.50%, 11/22/27	17,135	15,881,917

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.50%, 03/29/32	$1,731	$1,518,970
3.13%, 11/20/25	2,626	2,532,015
3.13%, 06/15/27	8,065	7,682,316
3.63%, 09/21/29	5,840	5,628,008
4.75%, 02/15/35(b)	722	738,519
International Finance Corp.
0.38%, 07/16/25	1,987	1,827,186
0.75%, 10/08/26	1,800	1,602,432
0.75%, 08/27/30	2,000	1,572,320
1.38%, 10/16/24	1,455	1,392,420
2.13%, 04/07/26	993	931,394
3.63%, 09/15/25	60	58,561
Nordic Investment Bank
0.38%, 09/11/25	630	575,826
2.63%, 04/04/25	2,172	2,089,681
3.38%, 09/08/27	225	216,227
4.38%, 03/14/28	250	249,698

		720,821,819

Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	5,395	4,935,616
0.63%, 05/14/25	7,840	7,258,664
2.25%, 03/22/27	2,168	1,994,257
4.13%, 06/14/28	170	167,028
4.38%, 02/13/26	2,430	2,397,535
4.63%, 11/28/25	1,835	1,819,953

		18,573,053

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	2,507	2,212,919
4.38%, 10/27/27	14,625	14,568,694
4.38%, 01/23/31 (Call 10/23/30)	14,571	14,342,139
4.98%, 04/20/55	8,796	8,318,553
5.10%, 06/18/50	12,597	12,166,812
5.75%, 10/28/34 (Call 07/28/34)(b)	3,805	4,090,832
7.63%, 03/21/36	5,471	6,616,006

		62,315,955

Total Foreign Government Obligations — 2.1% (Cost: $2,196,917,850)		1,966,745,648

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	888,035

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,776,982

California — 0.2%
Bay Area Toll Authority RB,	470	320,923
3.13%, 04/01/55 (Call 04/01/31)
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,379,471
Series S-1, 7.04%, 04/01/50	4,300	5,262,959
Series S-3, 6.91%, 10/01/50	3,105	3,808,711
California Earthquake Authority, 5.60%, 07/01/27	1,100	1,098,849

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	$325	$291,659
4.35%, 06/01/41 (Call 06/01/32)	1,905	1,694,612
California State University RB
Class B, 2.72%, 11/01/52	910	598,748
2.94%, 11/01/52 (Call 11/01/31)	1,000	670,660
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,255,662
5.18%, 11/01/53 (Call 11/01/33)	2,535	2,453,147
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,346,001
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	455	382,413
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,659,387
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,823,020
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	801,276
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,670,087
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,029,119
Class B, 3.00%, 06/01/46	680	623,828
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	759,206
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,034,482
3.49%, 06/01/36 (Call 12/01/31)	230	180,951
3.71%, 06/01/41 (Call 12/01/31)	830	619,453
3.85%, 06/01/50 (Call 12/01/31)	1,190	1,077,639
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,078,319
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,140,765
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,404,254
Los Angeles Community College District/CA GO
BAB, 6.75%, 08/01/49	1,100	1,323,046
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	2,315	2,404,672
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,354,901
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	2,100	2,220,532
Series A, 6.60%, 07/01/50	385	453,716
Series D, 6.57%, 07/01/45	2,970	3,440,763
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	4,926,838
5.76%, 07/01/29	2,170	2,212,163
Series RY, 6.76%, 07/01/34	5,025	5,552,117
Regents of the University of California Medical Center Pooled Revenue RB	1,400	946,473
3.01%, 05/15/50 (Call 11/15/49)
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,679,545
4.13%, 05/15/32 (Call 02/15/32)	1,550	1,451,169
4.56%, 05/15/53	895	803,566
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,227,991
Regents of the University of California Medical Center Pooled Revenue RB BAB Series H, Class H,
6.55%, 05/15/48	2,575	2,961,232
Series F, 6.58%, 05/15/49	3,015	3,493,336
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,091,288

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	$2,350	$2,567,944
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,188,451
State of California, 5.20%, 03/01/43 (Call 03/01/33)(b)	1,790	1,733,463
State of California GO
1.70%, 02/01/28	140	122,984
2.50%, 10/01/29	6,000	5,254,164
3.38%, 04/01/25	3,000	2,915,013
3.50%, 04/01/28	910	861,106
4.50%, 04/01/33 (Call 04/01/28)(b)	2,750	2,658,387
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,045,143
5.13%, 03/01/38 (Call 03/01/33)	1,000	985,421
Series A, 3.05%, 04/01/29	1,110	1,012,641
State of California GO BAB
7.30%, 10/01/39	5,220	6,181,957
7.35%, 11/01/39(b)	3,130	3,729,395
7.50%, 04/01/34(b)	8,325	9,940,816
7.55%, 04/01/39	12,470	15,336,641
7.60%, 11/01/40	7,575	9,410,900
7.63%, 03/01/40	4,350	5,350,169
University of California RB
Series AD, 4.86%, 05/15/12	3,285	2,876,083
Series AQ, 4.77%, 05/15/15(h)	835	711,453
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,817,547
Series BD, 3.35%, 07/01/29(b)	4,730	4,370,421
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	882,953
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	685,903
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,434,667
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,099,051
University of California RB BAB, 5.95%, 05/15/45	3,255	3,448,438

		179,630,060

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	765,897

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	4,015	4,214,574

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	716,040
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	742,027
4.81%, 10/01/14	1,690	1,477,025
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,602,451

		4,537,543

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	199,774
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	874,785
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	919,637
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	989,778
State Board of Administration Finance Corp. RB 1.26%, 07/01/25(b)	4,385	4,076,963

Security	Par (000)	Value

Florida (continued)
1.71%, 07/01/27	$3,250	$2,867,283
2.15%, 07/01/30	4,902	4,019,586

		13,947,806

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue
RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,032,635
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,789	4,217,733
Project M, Series 2010-A, 6.66%, 04/01/57	3,316	3,644,201
Project P, Series 2010-A, 7.06%, 04/01/57	313	325,910

		9,220,479

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	401,905

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	958,049
Series C, 4.57%, 01/01/54(b)	2,450	2,250,989
Chicago O’Hare International Airport RB BAB,
Series B, 6.40%, 01/01/40	500	557,688
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,430	4,951,398
Series B, 6.90%, 12/01/40	3,750	4,220,168
Illinois State Toll Highway Authority RB BAB,
Series A, 6.18%, 01/01/34	1,820	1,941,292
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,021,629
3.82%, 01/01/48	135	107,349
State of Illinois GO, 5.10%, 06/01/33	30,923	29,988,723
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,343	3,565,745

		52,563,030

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	466,983

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	416,524
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	481,005

		897,529

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
5.05%, 12/01/34	1,705	1,708,007
5.08%, 06/01/31	1,660	1,651,986
5.20%, 12/01/39	3,975	4,005,783
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,390	1,342,094
4.15%, 02/01/33(b)	2,280	2,177,962
4.28%, 02/01/36	1,560	1,464,812
4.48%, 08/01/39	1,710	1,599,094
State of Louisiana Gasoline & Fuels Tax Revenue
RB, 2.95%, 05/01/41	1,185	886,550

		14,836,288

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	$2,500	$1,830,270
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,559,689

		3,389,959

Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	1,951,297
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	391,518
2.90%, 09/01/49	2,675	1,798,825
Series D, 2.66%, 09/01/39	1,964	1,558,401
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	3,700	3,801,772
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,745,427
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,501,247
Massachusetts School Building Authority RB 3.40%, 10/15/40 (Call 10/15/29)	1,755	1,404,116
Series B, 1.75%, 08/15/30	2,050	1,707,146
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,118,151
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	705,317

		18,683,217

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,321,207
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	459,348
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,762,863
3.38%, 12/01/40	845	666,051
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	919,001
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	1,993,702
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	337,171
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)(b)	614	473,396
3.50%, 04/01/52 (Call 10/01/51)	475	365,551
3.60%, 04/01/47	1,800	1,511,183
4.45%, 04/01/22 (Call 10/01/21)	4,080	3,380,096
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,060,056

		15,249,625

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 Call	1,924	1,664,716

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,012,034

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	3,690,251

Security	Par (000)	Value

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB (The), Series A, Class A, 3.04%, 10/01/49	$2,000	$1,449,102

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	998,832

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,290,707
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	8,547,782
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,943,379
Series C, 5.75%, 12/15/28	2,900	2,929,986
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,649,555
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	1,000	789,350
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,009,062
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	925,911

		29,085,732

New York — 0.1%
City of New York NY, 5.26%, 10/01/52	500	512,831
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	2,000	1,996,730
Series C-1, 5.52%, 10/01/37	3,000	3,094,677
Series F1, 6.27%, 12/01/37	2,755	3,023,836
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,880	3,591,483
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	3,265	3,960,128
Series 2010-A, 6.67%, 11/15/39	50	53,595
Series A, 5.87%, 11/15/39	160	160,205
Series B, 6.65%, 11/15/39	220	235,157
Series E, 6.81%, 11/15/40	1,630	1,757,945
New York City Municipal Water Finance Authority RB 5.44%, 06/15/43	1,385	1,406,562
5.72%, 06/15/42(b)	3,145	3,305,081
5.88%, 06/15/44	3,200	3,410,368
6.01%, 06/15/42(b)	1,860	2,014,938
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,279,877
5.57%, 11/01/38	2,100	2,149,545
Series C-2, 5.77%, 08/01/36	1,815	1,866,878
New York State Dormitory Authority RB, Series B, 3.14%, 07/01/43	275	218,162
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,393,443
Series F, 5.63%, 03/15/39	2,725	2,802,921
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	1,652,378
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	810,721
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	266,491
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	6,015	6,123,637

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	$1,145	$836,637
3.29%, 08/01/69(b)	1,300	868,078
4.03%, 09/01/48(b)	1,440	1,221,159
5.07%, 07/15/53(b)	2,820	2,785,201
Series 164, 5.65%, 11/01/40	2,255	2,382,714
Series 165, 5.65%, 11/01/40(b)	1,795	1,893,648
Series 168, 4.93%, 10/01/51	2,500	2,397,583
Series 174, 4.46%, 10/01/62	6,585	5,834,639
Series 181, 4.96%, 08/01/46(b)	2,000	1,924,268
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,005,437
Series 192, 4.81%, 10/15/65	4,235	4,012,823
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	439,810

		74,689,586

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	738,602

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,348,287
Series B, 8.08%, 02/15/50	4,075	5,391,653
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,511,837
4.43%, 01/01/33	310	303,088
Series B, 4.53%, 01/01/35	2,400	2,310,458
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,073,635
Series A, 4.05%, 12/01/56	500	404,521
Series A, 4.80%, 06/01/11	350	307,012
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,905	1,864,426
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)(b)	1,775	1,280,726

		17,795,643

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	659,954
4.62%, 06/01/44	1,655	1,556,884
4.71%, 05/01/52	520	489,659
5.09%, 02/01/52	680	660,061

		3,366,558

Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	50,404
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,015,793
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	768,668
State of Oregon Department of Transportation RB
BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,222,798
State of Oregon GO, 5.89%, 06/01/27	8,020	8,073,525

		12,131,188

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater
Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	726,047
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	822,116
Series A, 4.14%, 06/01/38	50	44,319

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania State University (The) RB
2.79%, 09/01/43	$1,750	$1,283,656
2.84%, 09/01/50	975	648,463
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,006,975
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,307,100

		5,838,676

South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,077,855

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	961,644

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,981,886
Series C, 5.99%, 02/01/39	1,000	1,069,578
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	2,895	1,941,882
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,158,460
Series B, 6.00%, 12/01/44	400	435,929
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	775,957
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,284,470
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	157,646
Class A, 2.99%, 11/01/38	1,200	972,754
4.09%, 11/01/51	1,245	1,045,328
4.51%, 11/01/51 (Call 11/01/32)(b)	3,305	2,944,491
Series A, Class A, 3.14%, 11/01/45	1,405	1,038,317
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,912,428
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	263,469
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 10/02/23) (PSF)	400	401,054
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,385,209
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,949,410
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,631,476
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)(b)	2,125	1,631,464
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,533,974
Series A, 4.63%, 04/01/33	1,255	1,247,605
Series A, 4.68%, 04/01/40	2,250	2,180,097
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	6,495	6,492,116
5.17%, 04/01/41	6,200	6,203,659

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49(h)	$3,350	$2,689,568
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,505	1,696,431
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	2,775	2,595,144
First Class, 5.18%, 04/01/30	5,115	5,146,089
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	488,127
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,360,760

		67,614,778

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	1,657,564
2.58%, 11/01/51 (Call 05/01/51)	1,000	651,650
Series A, 3.23%, 09/01/19 (Call 03/01/19)(h)	790	469,620
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	647,187

		3,426,021

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,222,386
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,143,419

		3,365,805

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	190	191,127
Series C, 3.15%, 05/01/27	2,580	2,412,013

		2,603,140

Total Municipal Debt Obligations — 0.6% (Cost: $635,893,121)		552,980,075

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.1%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/37	9,997	8,763,229
2.00%, 02/01/52	4,874	3,889,328
2.00%, 06/01/52	48,575	38,657,876
2.50%, 10/01/27	83	79,710
2.50%, 02/01/28	1,071	1,028,499
2.50%, 01/01/30	8,964	8,601,989
2.50%, 03/01/31	86	79,329
2.50%, 08/01/31	2,970	2,746,192
2.50%, 10/01/31	6,336	5,858,915
2.50%, 11/01/31	37	34,421
2.50%, 12/01/31	9,488	8,773,377
2.50%, 02/01/32	11,753	10,868,122
2.50%, 08/01/32	137	126,079
2.50%, 01/01/33	10,305	9,479,197
2.50%, 02/01/33	26	24,101
2.50%, 04/01/33	1,217	1,104,180
2.50%, 03/01/37	11,402	10,274,623
2.50%, 03/01/51	10,413	8,680,194
2.50%, 10/01/51	22,056	18,351,409
2.50%, 04/01/53	144,129	119,534,858

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/26	$177	$170,639
3.00%, 01/01/27	82	78,818
3.00%, 02/01/27	201	193,199
3.00%, 04/01/27	135	130,207
3.00%, 05/01/27	1,192	1,156,564
3.00%, 06/01/27	1,092	1,058,754
3.00%, 07/01/27	48	46,715
3.00%, 08/01/27	149	144,082
3.00%, 09/01/27	647	627,440
3.00%, 11/01/27	269	260,693
3.00%, 12/01/27	118	113,816
3.00%, 01/01/28	41	40,063
3.00%, 11/01/28	130	125,783
3.00%, 01/01/29	171	165,827
3.00%, 03/01/29	520	503,838
3.00%, 05/01/29	20,923	20,285,748
3.00%, 05/01/30	3,432	3,258,646
3.00%, 06/01/30	1,928	1,867,517
3.00%, 07/01/30	4,002	3,800,801
3.00%, 12/01/30	9,984	9,481,994
3.00%, 02/01/31	3,006	2,815,793
3.00%, 05/01/31	6,297	5,898,984
3.00%, 06/01/31	4,607	4,315,546
3.00%, 08/01/31	38	35,467
3.00%, 12/01/31	27	25,728
3.00%, 02/01/32	89	83,387
3.00%, 07/01/32	7,104	6,629,734
3.00%, 09/01/32	9	8,587
3.00%, 02/01/33	16	15,144
3.00%, 05/01/33	1,630	1,530,443
3.00%, 06/01/42	453	402,957
3.00%, 10/01/42	186	165,098
3.00%, 01/01/43	482	427,983
3.00%, 02/01/43	11,970	10,639,960
3.00%, 12/01/44	34	29,898
3.00%, 04/01/45	282	248,782
3.00%, 08/01/45	180	158,892
3.00%, 12/01/45	14	12,127
3.00%, 01/01/46	988	870,228
3.00%, 02/01/46	119	104,884
3.00%, 07/01/46	2,295	2,020,402
3.00%, 08/01/46	41,457	36,503,973
3.00%, 09/01/46	16,553	14,654,492
3.00%, 10/01/46	32,548	28,658,420
3.00%, 11/01/46	24,214	21,321,406
3.00%, 12/01/46	55,516	48,883,544
3.00%, 01/01/47	13,021	11,465,635
3.00%, 02/01/47	27,847	24,519,303
3.00%, 03/01/47	139	122,462
3.00%, 04/01/47	360	317,311
3.00%, 05/01/47	21,973	19,347,961
3.00%, 06/01/47	22,281	19,619,341
3.00%, 08/01/47	2,871	2,527,726
3.00%, 09/01/47	641	564,954
3.00%, 10/01/47	7,283	6,413,183
3.00%, 11/01/47	13	11,817
3.00%, 01/01/48	14	12,609
3.00%, 11/01/48	1,081	944,278
3.00%, 03/01/49	184	160,263
3.00%, 05/01/49	223	195,961

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/49	$170	$148,147
3.00%, 12/01/50	8,551	7,431,229
3.00%, 02/01/52	71,819	62,559,403
3.00%, 05/01/52	4,508	3,899,045
3.50%, 11/01/25	483	471,211
3.50%, 03/01/26	534	520,355
3.50%, 06/01/26	125	121,899
3.50%, 03/01/32	634	606,641
3.50%, 05/01/32	1,806	1,719,142
3.50%, 09/01/32	1,507	1,441,990
3.50%, 06/01/33	102	96,832
3.50%, 07/01/33	5,616	5,333,378
3.50%, 11/01/33	16	15,410
3.50%, 06/01/34	4,859	4,614,504
3.50%, 03/01/38	3,459	3,237,954
3.50%, 06/01/38	916	854,927
3.50%, 09/01/38	605	564,631
3.50%, 02/01/42	53	48,824
3.50%, 05/01/42	6	5,082
3.50%, 09/01/42	8	7,671
3.50%, 10/01/42	7,096	6,530,473
3.50%, 11/01/42	538	495,287
3.50%, 01/01/43	10	9,125
3.50%, 04/01/43	3,867	3,556,799
3.50%, 06/01/43	753	692,750
3.50%, 07/01/43	1,279	1,176,463
3.50%, 08/01/43	4,577	4,225,077
3.50%, 10/01/43	1,019	937,384
3.50%, 01/01/44	11,937	10,983,706
3.50%, 02/01/44	6,311	5,805,203
3.50%, 09/01/44	4,932	4,530,385
3.50%, 10/01/44	7,014	6,415,919
3.50%, 11/01/44	86	78,257
3.50%, 12/01/45	9,023	8,211,702
3.50%, 01/01/46	220	200,775
3.50%, 03/01/46	25,147	22,989,202
3.50%, 05/01/46	3,306	3,021,171
3.50%, 06/01/46	96	87,599
3.50%, 07/01/46	4,419	4,031,652
3.50%, 08/01/46	3,033	2,763,462
3.50%, 09/01/46	4,901	4,479,304
3.50%, 10/01/46	1,235	1,123,345
3.50%, 11/01/46	637	579,235
3.50%, 12/01/46	3,657	3,332,047
3.50%, 01/01/47	1,887	1,715,819
3.50%, 02/01/47	4,955	4,510,834
3.50%, 03/01/47	3,230	2,937,508
3.50%, 04/01/47	7,192	6,540,266
3.50%, 05/01/47	1,503	1,373,049
3.50%, 07/01/47	6,227	5,660,034
3.50%, 08/01/47	17,874	16,369,076
3.50%, 09/01/47	23,404	21,336,334
3.50%, 12/01/47	4,006	3,641,368
3.50%, 01/01/48	18,559	16,978,672
3.50%, 02/01/48	19,676	17,845,222
3.50%, 03/01/48	8,203	7,454,977
3.50%, 04/01/48	1,840	1,684,141
3.50%, 05/01/48	37,279	33,845,775
3.50%, 04/01/49	1,251	1,139,035
3.50%, 05/01/49	3,687	3,345,516

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/49	$1,723	$1,569,158
3.50%, 05/01/51	6,632	5,997,110
4.00%, 05/01/25	48	47,380
4.00%, 10/01/25	305	298,811
4.00%, 02/01/26	209	204,912
4.00%, 05/01/26	362	353,845
4.00%, 12/01/32	1,177	1,137,812
4.00%, 05/01/33	1,926	1,861,544
4.00%, 09/01/41	2,721	2,585,623
4.00%, 02/01/42	2,212	2,101,966
4.00%, 03/01/42	482	457,618
4.00%, 06/01/42	3,222	3,061,530
4.00%, 08/01/42	1,379	1,309,057
4.00%, 07/01/44	3,803	3,602,954
4.00%, 01/01/45	1,005	950,461
4.00%, 02/01/45	1,313	1,241,016
4.00%, 06/01/45	2,024	1,912,482
4.00%, 08/01/45	3,448	3,257,582
4.00%, 09/01/45	5,741	5,424,547
4.00%, 01/01/46	1,458	1,377,769
4.00%, 02/01/46	147	138,609
4.00%, 03/01/46	326	306,647
4.00%, 05/01/46	3,377	3,174,828
4.00%, 06/01/46	87	80,654
4.00%, 07/01/46	2,837	2,681,611
4.00%, 08/01/46	87	82,330
4.00%, 10/01/46	2,712	2,562,421
4.00%, 11/01/46	7,801	7,334,145
4.00%, 02/01/47	3,216	3,022,909
4.00%, 08/01/47	235	220,808
4.00%, 10/01/47	721	676,997
4.00%, 11/01/47	1,322	1,241,353
4.00%, 01/01/48	5,361	5,034,012
4.00%, 02/01/48	7,807	7,335,786
4.00%, 04/01/48	165	153,583
4.00%, 06/01/48	14,461	13,588,552
4.00%, 07/01/48	13,438	12,608,520
4.00%, 08/01/48	1,739	1,631,890
4.00%, 09/01/48	3,435	3,223,389
4.00%, 10/01/48	1,854	1,739,476
4.00%, 12/01/48	9,104	8,542,780
4.00%, 01/01/49	1,452	1,362,554
4.00%, 02/01/53	32,148	29,879,898
4.03%, 11/01/40,
(12-mo. LIBOR US + 1.775%)(a)	11	11,228
4.13%, 09/01/41,
(12-mo. LIBOR US + 1.880%)(a)	213	213,660
4.15%, 11/01/40,
(12-mo. LIBOR US + 1.900%)(a)	132	131,929
4.15%, 01/01/42,
(12-mo. LIBOR US + 1.900%)(a)	45	44,874
4.32%, 11/01/40,
(12-mo. LIBOR US + 1.910%)(a)	308	309,896
4.50%, 07/01/24	32	31,436
4.50%, 08/01/24	7	7,326
4.50%, 09/01/24	26	25,614
4.50%, 10/01/24	24	23,901
4.50%, 08/01/30	1,032	1,019,820
4.50%, 03/01/39	964	942,001
4.50%, 05/01/39	1,104	1,078,581

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/39	$669	$653,976
4.50%, 01/01/40	201	196,654
4.50%, 02/01/41	1,417	1,382,063
4.50%, 04/01/41	44	42,688
4.50%, 05/01/41	3,496	3,411,162
4.50%, 05/01/42	3,557	3,470,461
4.50%, 01/01/45	2,539	2,472,321
4.50%, 11/01/45	169	164,740
4.50%, 12/01/45	135	131,799
4.50%, 01/01/46	3,959	3,854,119
4.50%, 03/01/46	191	185,095
4.50%, 04/01/46	553	536,472
4.50%, 05/01/46	357	345,299
4.50%, 07/01/46	107	103,750
4.50%, 08/01/46	296	286,600
4.50%, 09/01/46	2,444	2,377,879
4.50%, 05/01/47	2,087	2,018,066
4.50%, 06/01/47	1,170	1,131,318
4.50%, 11/01/47	139	133,171
4.50%, 05/01/48	6,784	6,551,453
4.50%, 06/01/48	5,377	5,184,330
4.50%, 07/01/48	3,909	3,767,667
4.50%, 09/01/48	183	176,448
4.50%, 10/01/48	7,217	6,970,220
4.50%, 11/01/48	33	31,712
4.50%, 12/01/48	6,741	6,510,042
4.50%, 01/01/49	1,485	1,434,097
4.50%, 05/01/49	14	13,100
4.50%, 06/01/52	34,175	32,449,276
4.89%, 12/01/38,
(12-mo. LIBOR US + 1.767%)(a)	491	489,144
4.93%, 08/01/41,
(12-mo. LIBOR US + 1.702%)(a)	163	163,056
4.94%, 05/01/42,
(12-mo. LIBOR US + 1.802%)(a)	318	317,655
5.00%, 08/01/25	257	254,273
5.00%, 04/01/33	2,619	2,616,717
5.00%, 06/01/33	316	315,978
5.00%, 12/01/33	640	639,577
5.00%, 07/01/35	1,178	1,177,615
5.00%, 01/01/36	557	557,913
5.00%, 01/01/37	66	65,987
5.00%, 02/01/37	67	66,613
5.00%, 02/01/38	350	350,705
5.00%, 03/01/38	2,399	2,405,390
5.00%, 12/01/38	296	297,174
5.00%, 03/01/40	83	82,994
5.00%, 08/01/40	329	329,129
5.00%, 09/01/40	1,454	1,456,080
5.00%, 08/01/41	415	414,998
5.00%, 09/01/47	473	466,649
5.00%, 03/01/48	234	231,363
5.00%, 04/01/48	4,400	4,345,468
5.00%, 05/01/48	1,431	1,413,722
5.00%, 07/01/48	874	863,146
5.00%, 10/01/48	641	632,799
5.00%, 11/01/48	885	873,970
5.00%, 04/01/49	455	449,200
5.00%, 06/01/49	868	857,376
5.00%, 03/01/53	26,872	26,107,175

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/53	$4,826	$4,679,593
5.00%, 05/01/53	5,000	4,852,297
5.00%, 06/01/53	100,611	97,806,456
5.00%, 07/01/53	10,883	10,608,562
5.50%, 02/01/34	1,103	1,120,129
5.50%, 05/01/35	907	923,678
5.50%, 06/01/35	497	506,199
5.50%, 05/01/36	615	629,461
5.50%, 07/01/36	1,081	1,105,413
5.50%, 03/01/38	1,030	1,055,039
5.50%, 04/01/38	219	224,684
5.50%, 01/01/39	522	530,115
5.50%, 11/01/39	536	548,298
5.50%, 03/01/53	4,902	4,844,312
5.50%, 04/01/53	42,512	42,189,801
5.50%, 05/01/53	57,110	56,588,400
5.50%, 06/01/53	36,039	35,781,591
5.50%, 08/01/53	3,268	3,231,547
5.99%, 11/01/41,
(12-mo. LIBOR US + 1.900%)(a)	229	229,217
6.00%, 10/01/36	590	608,954
6.00%, 02/01/37	488	512,386
6.00%, 11/01/37	1,728	1,814,390
6.00%, 09/01/38	25	26,367
6.00%, 05/01/53	3,552	3,599,055
6.00%, 07/01/53	39,113	39,618,108
6.00%, 08/01/53	104,949	106,375,486
Federal National Mortgage Association
1.50%, 09/01/52(i)	19,975	15,061,618
2.00%, 07/01/51	69,331	55,553,359
2.50%, 09/01/38(i)	116,677	104,922,560
2.50%, 09/01/50	8,665	7,230,701
2.50%, 01/01/52	6,949	5,777,729
2.50%, 02/01/52	35,477	29,518,458
2.50%, 07/01/52	13,813	11,472,822
3.00%, 09/01/38(i)	147,245	136,052,204
3.00%, 02/01/47	8,964	7,954,891
3.00%, 03/01/47	7,091	6,151,575
3.00%, 07/01/50	13,079	11,368,249
3.00%, 09/01/50	10,137	8,810,443
3.00%, 11/01/50	8,876	7,715,234
3.00%, 01/01/51	9,804	8,518,749
3.00%, 01/01/52	37,392	32,294,171
3.00%, 03/01/52	19,456	16,834,521
3.50%, 07/01/38	38,942	36,730,545
3.50%, 09/01/38(i)	52,091	49,114,743
3.50%, 07/01/50	8,523	7,688,700
3.50%, 11/01/51	5,807	5,232,268
3.50%, 04/01/52	118,102	106,801,455
4.00%, 09/01/38(i)	82,665	79,364,858
4.00%, 02/01/47	9,767	9,259,996
4.00%, 11/01/49	40,891	38,076,678
4.00%, 01/01/50	20,749	19,443,294
4.00%, 06/01/52	2,369	2,188,925
4.00%, 01/01/57	6,466	6,064,758
4.00%, 02/01/57	7,290	6,837,847
4.07%, 10/01/41,
(12-mo. LIBOR US + 1.815%)(a)	329	334,624
4.24%, 02/01/42,
(12-mo. LIBOR US + 1.805%)(a)	69	67,639

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.43%, 04/01/44,
(12-mo. LIBOR US + 1.590%)(a)	$211	$208,554
4.50%, 09/01/38(i)	4,200	4,091,391
5.00%, 09/01/38(i)	975	963,559
5.00%, 03/01/53	15,954	15,602,441
5.00%, 05/01/53	47,771	46,316,840
5.00%, 07/01/53	20,031	19,509,094
5.49%, 08/01/41,
(12-mo. LIBOR US + 1.750%)(a)	203	203,247
5.50%, 02/01/53	23,537	23,308,126
5.50%, 05/01/53	23,857	23,574,411
5.50%, 06/01/53	3,194	3,184,407
5.50%, 07/01/53	47,858	47,555,266
6.00%, 04/01/53	2,579	2,613,664
6.00%, 06/01/53	13,683	13,828,108
6.00%, 07/01/53	31,529	31,959,751
6.00%, 08/01/53	24,817	25,262,918
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	3,025	2,852,207
Series 2016-M6, Class A2, 2.49%, 05/25/26	8,152	7,626,066
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,755	1,639,933
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	21,115	19,610,682
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,571	13,669,836
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,392	7,877,697
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	3,000	2,822,584
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	12,300	11,435,414
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	7,905	7,413,486
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,832	8,189,809
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,177	4,918,778
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,352	19,757,594
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	13,544,833
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,349,939
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	23,378,001
Freddie Mac Multifamily Structured Pass Through Certificates
2.92%, 06/25/32	25,000	21,599,822
Series K036, Class A2, 3.53%, 10/25/23(a)	4,035	4,014,465
Series K046, Class A2, 3.21%, 03/25/25	5,000	4,833,841
Series K048, Class A2, 3.28%, 06/25/25(a)	21,168	20,447,692
Series K052, Class A2, 3.15%, 11/25/25	19,250	18,443,453
Series K053, Class A2, 3.00%, 12/25/25	15,000	14,307,113
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	13,543,220
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,038,078
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,111,757
Series K067, Class A1, 2.90%, 03/25/27	8,322	7,966,495
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	2,952,016
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,447,072
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,500,642
Series K076, Class A2, 3.90%, 04/25/28	8,000	7,687,297
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,333,226
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,307,370
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,414,055
Series K100, Class A2, 2.67%, 09/25/29	10,000	8,875,577
Series K101, Class A2, 2.52%, 10/25/29	31,000	27,248,454
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,007,750
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,637,254
Series K110, Class A2, 1.48%, 04/25/30	13,200	10,750,119
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,020,203
Series K117, Class A2, 1.41%, 08/25/30	15,000	11,996,418
Series K126, Class A2, 2.07%, 01/25/31	17,440	14,477,124
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	3,839,518

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K1510, Class A3, 3.79%, 01/25/34	$20,000	$18,291,066
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	9,685,679
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	13,716,925
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	12,721,336
Series K729, Class A1, 2.95%, 02/25/24	609	604,178
Series K733, Class A2, 3.75%, 08/25/25	14,933	14,496,281
Series K734, Class A2, 3.21%, 02/25/26	5,700	5,454,512
Series K739, Class A2, 1.34%, 09/25/27	25,490	22,338,428
Government National Mortgage Association
1.50%, 10/20/51	4,462	3,527,649
2.00%, 07/20/50	5,366	4,452,037
2.00%, 08/20/50	73,576	61,021,983
2.00%, 09/20/50	2,054	1,702,652
2.00%, 10/20/50	7,821	6,482,952
2.00%, 11/20/50	42,837	35,495,946
2.00%, 12/20/50	77,609	64,289,726
2.00%, 02/20/51	174,804	144,482,234
2.00%, 06/20/51	7,090	5,860,359
2.00%, 08/20/51	127,996	105,612,277
2.00%, 10/20/51	90,083	74,368,906
2.00%, 11/20/51	65,345	53,929,845
2.00%, 12/20/51	233,565	192,705,700
2.00%, 01/20/52	82,023	67,654,007
2.00%, 03/20/52	198,657	163,663,216
2.00%, 04/20/52	44,113	36,342,388
2.00%, 06/20/52	37,453	30,855,539
2.00%, 09/21/53(i)	100,543	82,924,411
2.50%, 02/15/28	61	58,031
2.50%, 10/20/31	72	66,658
2.50%, 05/20/45	3,073	2,654,958
2.50%, 11/20/46	434	375,047
2.50%, 12/20/46	13,414	11,588,630
2.50%, 01/20/47	6,115	5,283,282
2.50%, 06/20/50	15,805	13,564,405
2.50%, 08/20/50	17,389	14,714,053
2.50%, 09/20/50	37,235	31,497,437
2.50%, 01/20/51	81,911	70,138,106
2.50%, 02/20/51	138,406	118,440,596
2.50%, 05/20/51	281,811	240,924,636
2.50%, 06/20/51	8,716	7,436,334
2.50%, 07/20/51	234,089	199,809,476
2.50%, 08/20/51	143,918	122,724,398
2.50%, 09/20/51	4,726	4,025,512
2.50%, 10/20/51	4,262	3,631,812
2.50%, 11/20/51	34,905	29,735,867
2.50%, 12/20/51	99,064	84,371,440
2.50%, 03/20/52	109,460	93,164,973
2.50%, 04/20/52	40,499	34,466,373
2.50%, 05/20/52	27,764	23,652,840
2.50%, 07/20/52	9,150	7,795,611
2.50%, 08/20/52	18,302	15,592,378
2.50%, 09/21/53(i)	149,398	127,092,919
3.00%, 08/20/42	4,791	4,310,649
3.00%, 09/15/42	9	8,273
3.00%, 10/15/42	32	28,448
3.00%, 03/15/43	166	147,472
3.00%, 06/15/43	29	25,848
3.00%, 07/15/43	66	58,952
3.00%, 09/20/43	5,482	4,925,237
3.00%, 11/15/43	499	447,370

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/15/44	$4,606	$4,128,176
3.00%, 08/20/44	14,430	12,964,381
3.00%, 10/15/44	110	97,602
3.00%, 03/20/45	4,607	4,129,146
3.00%, 05/20/45	18,882	16,923,940
3.00%, 06/20/45	6,188	5,546,060
3.00%, 07/20/45	12,439	11,149,225
3.00%, 10/20/45	4,244	3,803,795
3.00%, 11/20/45	2,693	2,413,745
3.00%, 12/20/45	4,923	4,412,463
3.00%, 02/20/46	14,754	13,224,589
3.00%, 04/20/46	6,757	6,039,962
3.00%, 05/20/46	11,172	10,008,846
3.00%, 06/20/46	13,358	11,940,897
3.00%, 07/20/46	18,698	16,731,901
3.00%, 08/20/46	32,731	29,258,679
3.00%, 09/20/46	24,635	22,021,653
3.00%, 11/20/46	6,651	5,945,169
3.00%, 12/15/46	7,781	6,908,350
3.00%, 12/20/46	38,334	34,267,338
3.00%, 01/20/47	2,014	1,800,513
3.00%, 02/15/47	11,614	10,296,413
3.00%, 02/20/47	12,228	10,930,538
3.00%, 03/20/47	11,249	10,055,410
3.00%, 04/20/47	247	220,287
3.00%, 06/20/47	5,426	4,838,771
3.00%, 09/20/47	320	286,134
3.00%, 10/20/47	6,564	5,853,960
3.00%, 11/20/47	120	107,043
3.00%, 02/20/48	5,163	4,562,556
3.00%, 03/20/48	19	16,578
3.00%, 07/20/49	7,631	6,788,557
3.00%, 09/20/49	27,359	24,335,099
3.00%, 10/15/49	9,847	8,712,086
3.00%, 10/20/49	14,467	12,849,513
3.00%, 11/20/49	161	143,216
3.00%, 12/20/49	85,925	76,270,408
3.00%, 01/20/50	45,738	40,586,493
3.00%, 02/20/50	57,521	51,026,287
3.00%, 07/20/50	2,884	2,556,475
3.00%, 08/20/50	26,776	23,727,833
3.00%, 02/20/51	1,858	1,645,295
3.00%, 06/20/51	694	613,592
3.00%, 08/20/51	75,800	66,925,148
3.00%, 09/20/51	25,078	22,161,784
3.00%, 10/20/51	28,953	25,535,868
3.00%, 11/20/51	49,234	43,424,979
3.00%, 12/20/51	44,205	39,028,125
3.00%, 02/20/52	22,691	20,020,762
3.00%, 03/20/52	36,369	31,721,166
3.00%, 05/20/52	9,401	8,264,389
3.00%, 07/20/52	27,936	24,565,152
3.00%, 08/20/52	13,937	12,281,391
3.00%, 09/20/52	18,997	16,745,491
3.00%, 09/21/53(i)	148,032	130,146,728
3.50%, 11/20/40	60	55,613
3.50%, 12/20/40	44	40,602
3.50%, 05/20/41	84	77,980
3.50%, 09/15/41	153	141,785
3.50%, 10/15/41	204	189,122

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/15/41	$1,549	$1,436,359
3.50%, 04/15/42	101	94,028
3.50%, 08/20/42	8,476	7,881,691
3.50%, 09/15/42	349	321,834
3.50%, 09/20/42	10,144	9,431,938
3.50%, 10/15/42	315	289,674
3.50%, 10/20/42	27,151	25,246,136
3.50%, 11/15/42	361	335,085
3.50%, 11/20/42	23,731	22,098,370
3.50%, 12/15/42	624	578,128
3.50%, 12/20/42	8,386	7,797,425
3.50%, 02/15/43	342	317,444
3.50%, 02/20/43	164	151,351
3.50%, 03/15/43	430	398,391
3.50%, 03/20/43	723	670,542
3.50%, 04/15/43	24	21,752
3.50%, 04/20/43	181	168,028
3.50%, 05/15/43	695	643,989
3.50%, 06/15/43	9,918	9,194,073
3.50%, 08/20/43	131	121,723
3.50%, 09/20/43	64	59,721
3.50%, 10/20/43	177	164,115
3.50%, 01/15/44	148	136,435
3.50%, 01/20/44	5,418	5,029,392
3.50%, 02/20/44	1,760	1,634,353
3.50%, 03/20/44	167	154,949
3.50%, 07/20/44	30	27,626
3.50%, 08/15/44	27	24,235
3.50%, 08/20/44	5,755	5,336,742
3.50%, 09/15/44	69	63,463
3.50%, 09/20/44	10,332	9,581,693
3.50%, 10/15/44	146	134,969
3.50%, 10/20/44	1,580	1,459,149
3.50%, 11/20/44	14	12,516
3.50%, 12/20/44	970	900,054
3.50%, 01/15/45	58	53,274
3.50%, 01/20/45	146	134,431
3.50%, 03/15/45	115	106,477
3.50%, 04/20/45	9,937	9,184,853
3.50%, 05/20/45	3,719	3,413,868
3.50%, 06/15/45	42	38,419
3.50%, 06/20/45	5,622	5,196,235
3.50%, 07/20/45	232	213,586
3.50%, 08/20/45	466	428,742
3.50%, 09/20/45	14,515	13,364,826
3.50%, 10/20/45	1,417	1,310,788
3.50%, 11/20/45	10,286	9,508,092
3.50%, 12/20/45	5,740	5,305,648
3.50%, 03/20/46	21,140	19,540,440
3.50%, 04/20/46	9,300	8,577,733
3.50%, 06/20/46	40,987	37,803,537
3.50%, 07/20/46	308	282,876
3.50%, 08/15/46	47	43,032
3.50%, 11/20/46	419	386,852
3.50%, 12/20/46	11,926	10,999,424
3.50%, 01/15/47	46	42,539
3.50%, 01/20/47	2,803	2,585,768
3.50%, 02/20/47	48,052	44,320,592
3.50%, 03/20/47	17,811	16,377,793
3.50%, 04/20/47	15,809	14,519,656

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/47	$3,534	$3,257,154
3.50%, 07/20/47	445	408,777
3.50%, 08/20/47	23,538	21,636,604
3.50%, 09/15/47	49	44,908
3.50%, 09/20/47	33,621	30,915,048
3.50%, 10/20/47	13,825	12,770,099
3.50%, 11/15/47	21	19,040
3.50%, 11/20/47	20,183	18,577,176
3.50%, 12/15/47	5	4,920
3.50%, 12/20/47	9,760	9,001,867
3.50%, 01/20/48	9,745	8,960,725
3.50%, 02/20/48	3,300	3,034,037
3.50%, 04/20/48	32,251	29,590,074
3.50%, 05/15/48	329	299,603
3.50%, 05/20/48	22,232	20,442,869
3.50%, 08/20/48	4,286	3,938,817
3.50%, 09/20/48	1,989	1,830,483
3.50%, 11/20/48	3,450	3,170,193
3.50%, 01/20/49	2,105	1,935,378
3.50%, 06/20/49	693	637,073
3.50%, 09/20/49	5,519	5,073,192
3.50%, 10/20/49	7,098	6,525,301
3.50%, 01/20/50	28,044	25,772,628
3.50%, 03/20/50	7,912	7,271,414
3.50%, 08/20/50	6,443	5,887,769
3.50%, 10/20/51	2,582	2,347,419
3.50%, 01/20/52	10,238	9,306,191
3.50%, 02/20/52	18,898	17,178,801
3.50%, 01/20/53	40,586	36,849,528
3.50%, 05/20/53	26,857	24,678,071
3.50%, 09/21/53(i)	200,251	181,829,788
4.00%, 06/15/39	6	5,688
4.00%, 09/20/40	2,206	2,109,826
4.00%, 01/15/41	1	1,322
4.00%, 01/20/41	719	687,314
4.00%, 02/15/41	1,736	1,657,369
4.00%, 05/20/41	14	13,392
4.00%, 07/15/41	822	784,777
4.00%, 09/15/41	18	17,404
4.00%, 09/20/41	953	912,318
4.00%, 10/15/41	318	302,301
4.00%, 11/15/41	200	191,132
4.00%, 12/15/41	721	688,003
4.00%, 12/20/41	3,192	3,054,253
4.00%, 01/15/42	66	62,369
4.00%, 01/20/42	1,390	1,330,115
4.00%, 02/15/42	329	313,269
4.00%, 03/15/42	1,742	1,660,031
4.00%, 04/15/42	498	475,400
4.00%, 09/20/42	682	647,742
4.00%, 08/15/43	14	13,113
4.00%, 10/20/43	3,434	3,279,413
4.00%, 03/15/44	74	69,119
4.00%, 04/15/44	30	28,150
4.00%, 06/15/44	107	100,109
4.00%, 08/15/44	9	8,726
4.00%, 08/20/44	244	232,429
4.00%, 09/15/44	2	1,936
4.00%, 10/15/44	10	9,429
4.00%, 10/20/44	4,582	4,362,821

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/20/44	$303	$288,219
4.00%, 01/20/45	7,250	6,902,842
4.00%, 08/20/45	4,018	3,818,880
4.00%, 09/20/45	4,693	4,460,260
4.00%, 10/20/45	559	530,863
4.00%, 01/20/46	2,132	2,026,621
4.00%, 03/20/46	10,508	9,986,809
4.00%, 07/20/46	2,233	2,115,269
4.00%, 08/20/46	28	26,449
4.00%, 09/20/46	516	488,720
4.00%, 11/20/46	2,693	2,550,918
4.00%, 12/15/46	4,164	3,932,965
4.00%, 04/20/47	16,930	16,012,377
4.00%, 06/20/47	6,882	6,509,251
4.00%, 07/20/47	30,053	28,423,413
4.00%, 08/20/47	1,443	1,365,128
4.00%, 11/20/47	18,360	17,364,650
4.00%, 12/20/47	46	43,630
4.00%, 01/20/48	145	137,525
4.00%, 03/15/48	39	36,848
4.00%, 03/20/48	21,028	19,888,052
4.00%, 04/20/48	11,339	10,702,476
4.00%, 05/15/48	1,788	1,681,843
4.00%, 05/20/48	12,103	11,422,934
4.00%, 08/20/48	18,698	17,651,709
4.00%, 09/20/48	6,767	6,388,503
4.00%, 10/20/48	572	539,689
4.00%, 11/20/48	15,892	14,996,828
4.00%, 02/20/49	7,038	6,644,357
4.00%, 03/20/49	286	269,736
4.00%, 05/20/49	679	640,129
4.00%, 06/15/49	701	654,287
4.00%, 06/20/49	1,754	1,651,434
4.00%, 09/15/49	1,902	1,796,313
4.00%, 01/20/50	72,012	67,910,716
4.00%, 02/20/50	29,145	27,485,007
4.00%, 07/20/50	5,265	4,970,210
4.00%, 07/20/52	9,167	8,539,738
4.00%, 09/20/52	42,567	39,654,714
4.00%, 12/20/52	17,225	16,046,155
4.00%, 09/21/53(i)	119,681	111,509,032
4.50%, 04/15/39	288	280,723
4.50%, 08/15/39	1,454	1,419,374
4.50%, 11/20/39	746	729,636
4.50%, 01/20/40	203	198,339
4.50%, 06/15/40	1,375	1,342,361
4.50%, 07/15/40	656	641,115
4.50%, 08/15/40	1,033	1,008,079
4.50%, 08/20/40	1,247	1,220,329
4.50%, 09/15/40	1,243	1,213,411
4.50%, 10/20/40	3,048	2,981,679
4.50%, 06/20/41	2,668	2,615,933
4.50%, 07/20/41	13,826	13,557,090
4.50%, 09/20/41	1,837	1,801,198
4.50%, 12/20/41	378	370,455
4.50%, 11/20/45	3,137	3,053,717
4.50%, 02/15/46	4	3,882
4.50%, 08/20/46	3,942	3,843,469
4.50%, 09/20/46	630	616,831
4.50%, 10/20/46	2,806	2,735,880

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/20/46	$1,073	$1,045,983
4.50%, 12/20/46	451	439,919
4.50%, 02/20/47	457	443,968
4.50%, 04/20/47	551	534,819
4.50%, 05/20/47	519	503,954
4.50%, 06/20/47	1,198	1,161,910
4.50%, 07/20/47	2,701	2,621,115
4.50%, 10/20/47	848	822,981
4.50%, 04/20/48	2,048	1,979,781
4.50%, 05/20/48	5,130	4,959,973
4.50%, 06/20/48	5,636	5,451,531
4.50%, 07/20/48	7,366	7,117,062
4.50%, 08/20/48	11,792	11,393,676
4.50%, 09/20/48	590	570,374
4.50%, 10/20/48	613	592,513
4.50%, 11/20/48	169	163,131
4.50%, 12/20/48	6,152	5,944,306
4.50%, 01/20/49	143	138,062
4.50%, 02/20/49	1,296	1,251,752
4.50%, 03/20/49	2,558	2,471,939
4.50%, 05/20/49	541	522,682
4.50%, 06/20/49	8,120	7,846,146
4.50%, 07/20/49	6,029	5,825,812
4.50%, 08/20/49	2,432	2,349,873
4.50%, 07/20/52	4,809	4,582,760
4.50%, 08/20/52	106,900	101,880,508
4.50%, 05/20/53	38,901	37,060,454
4.50%, 09/15/53(i)	5,500	5,275,703
4.50%, 09/20/53(i)	143,111	136,380,311
5.00%, 12/15/36	415	417,289
5.00%, 01/15/39	1,251	1,248,066
5.00%, 07/15/39	2,265	2,260,604
5.00%, 05/15/40	810	808,696
5.00%, 07/20/40	4,169	4,178,163
5.00%, 08/20/40	1,547	1,550,503
5.00%, 05/15/47	1,042	1,048,811
5.00%, 06/15/47	158	159,061
5.00%, 11/15/47	357	358,549
5.00%, 12/15/47	259	260,365
5.00%, 01/15/48	340	341,865
5.00%, 02/15/48	486	488,812
5.00%, 03/20/48	1,145	1,134,320
5.00%, 04/20/48	3,869	3,831,497
5.00%, 05/20/48	4,187	4,137,545
5.00%, 10/20/48	85	83,611
5.00%, 11/20/48	1,514	1,494,003
5.00%, 12/20/48	2,786	2,749,841
5.00%, 01/20/49	4,623	4,562,676
5.00%, 04/20/49	10,953	10,811,073
5.00%, 05/20/49	1,276	1,259,447
5.00%, 06/20/49	10,232	10,099,328
5.00%, 07/20/52	5,051	4,913,196
5.00%, 09/20/52	6,322	6,149,605
5.00%, 12/20/52	43,715	42,523,977
5.00%, 01/20/53	46,468	45,202,473
5.00%, 05/20/53	39,038	37,969,769
5.00%, 09/21/53(i)	161,730	157,374,031
5.50%, 03/15/36	628	642,325
5.50%, 06/20/38	673	689,598
5.50%, 03/20/39	1,046	1,074,107

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/15/39	$244	$250,850
5.50%, 01/15/40	2,364	2,433,997
5.50%, 04/20/48	235	236,692
5.50%, 12/20/52	62,489	61,851,529
5.50%, 01/20/53	26,858	26,611,690
5.50%, 03/20/53	43,650	43,202,316
5.50%, 04/20/53	111,806	110,659,290
5.50%, 06/20/53	24,434	24,183,631
5.50%, 07/20/53	23,335	23,209,762
5.50%, 09/21/53(i)	165,049	163,372,721
6.00%, 03/15/37	1,991	2,073,680
6.00%, 09/20/38	748	780,856
6.00%, 11/15/39	331	346,217
6.00%, 09/20/53(i)	160,000	160,518,749
6.50%, 10/20/38	1,125	1,189,963
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	18,006	15,386,265
1.50%, 04/01/36	318	271,678
1.50%, 07/01/36	3,263	2,787,969
1.50%, 10/01/36	12,993	11,102,039
1.50%, 02/01/37	156,898	134,066,228
1.50%, 03/01/37	161,271	137,636,365
1.50%, 04/01/37	24,890	21,242,819
1.50%, 08/01/37	12,904	11,026,233
1.50%, 09/01/37(i)	96,063	81,930,731
1.50%, 11/01/50	89,964	68,133,720
1.50%, 01/01/51	25,093	18,994,657
1.50%, 04/01/51	9,124	6,896,025
1.50%, 05/01/51	101,943	76,923,997
1.50%, 06/01/51	47,995	36,205,225
1.50%, 07/01/51	139,372	105,307,690
1.50%, 11/01/51	90,244	68,129,978
1.50%, 04/01/52	9,360	7,069,541
2.00%, 10/01/35	31,200	27,512,071
2.00%, 11/01/35	14,825	13,090,890
2.00%, 12/01/35	69,109	60,749,482
2.00%, 02/01/36	353,263	311,158,921
2.00%, 03/01/36	70,074	61,668,470
2.00%, 04/01/36	543	477,589
2.00%, 05/01/36	55,889	49,219,679
2.00%, 06/01/36	32,441	28,472,317
2.00%, 08/01/36	26,147	23,023,894
2.00%, 09/01/36	21,515	18,882,852
2.00%, 10/01/36	6,870	6,050,149
2.00%, 11/01/36	46,472	40,874,850
2.00%, 12/01/36	88,481	77,847,707
2.00%, 01/01/37	129,724	114,219,752
2.00%, 02/01/37	65,132	57,163,318
2.00%, 03/01/37	7,467	6,575,776
2.00%, 04/01/37	142,931	125,328,729
2.00%, 05/01/37	64,174	56,249,388
2.00%, 06/01/37	94,110	82,539,836
2.00%, 08/01/37	5,305	4,649,984
2.00%, 09/19/37(i)	145,639	127,581,094
2.00%, 07/01/50	59,582	47,778,324
2.00%, 09/01/50	67,062	53,801,034
2.00%, 10/01/50	160,782	128,900,574
2.00%, 11/01/50	2,543	2,035,281
2.00%, 12/01/50	236,477	190,449,484
2.00%, 01/01/51	101,893	82,243,401

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/51	$453,617	$362,930,082
2.00%, 03/01/51	476,662	381,571,491
2.00%, 04/01/51	492,965	394,334,507
2.00%, 05/01/51	110,975	88,983,418
2.00%, 06/01/51	259,868	208,050,754
2.00%, 07/01/51	192,867	154,291,854
2.00%, 08/01/51	82,480	65,907,793
2.00%, 09/01/51	36,613	29,207,934
2.00%, 10/01/51	696,433	556,341,355
2.00%, 11/01/51	388,353	310,461,431
2.00%, 12/01/51	406,233	324,321,383
2.00%, 01/01/52	233,946	186,606,820
2.00%, 02/01/52	528,304	420,820,431
2.00%, 03/01/52	303,940	241,996,342
2.00%, 04/01/52	25,929	20,639,856
2.00%, 06/01/52	14,770	11,768,349
2.00%, 09/14/53(i)	84,681	67,423,864
2.50%, 05/01/27	863	827,285
2.50%, 10/01/27	936	897,743
2.50%, 01/01/28	112	107,771
2.50%, 03/01/28	176	168,861
2.50%, 06/01/28	30	28,665
2.50%, 09/01/28	84	80,682
2.50%, 12/01/28	37	35,058
2.50%, 09/01/29	62	59,409
2.50%, 12/01/29	1,532	1,469,157
2.50%, 02/01/30	1,066	1,006,690
2.50%, 03/01/30	3,424	3,202,913
2.50%, 04/01/30	211	197,361
2.50%, 06/01/30	555	519,267
2.50%, 07/01/30	1,139	1,065,339
2.50%, 08/01/30	3,038	2,841,705
2.50%, 09/01/30	1,149	1,075,415
2.50%, 12/01/30	2,237	2,092,466
2.50%, 01/01/31	1,481	1,385,820
2.50%, 04/01/31	854	788,633
2.50%, 05/01/31	22	20,758
2.50%, 09/01/31	4,451	4,110,099
2.50%, 10/01/31	40,289	37,590,343
2.50%, 12/01/31	7,562	6,982,586
2.50%, 01/01/32	14,730	13,601,868
2.50%, 02/01/32	17,287	15,963,555
2.50%, 03/01/32	6,763	6,245,054
2.50%, 04/01/32	40,923	37,787,041
2.50%, 05/01/32	26,396	24,373,480
2.50%, 06/01/32	737	680,214
2.50%, 07/01/32	11,537	10,653,006
2.50%, 09/01/32	4,359	4,024,895
2.50%, 10/01/32	850	780,658
2.50%, 11/01/32	688	632,179
2.50%, 12/01/32	7,726	7,094,954
2.50%, 01/01/33	23,242	22,034,981
2.50%, 03/01/33	114	103,383
2.50%, 07/01/33	111	100,338
2.50%, 08/01/34	568	531,374
2.50%, 10/01/34	231	209,634
2.50%, 11/01/34	22,942	20,753,049
2.50%, 07/01/35	12,607	11,437,363
2.50%, 09/01/35	24,413	22,058,152
2.50%, 10/01/35	78,202	70,658,859

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/36	$22,930	$20,756,035
2.50%, 04/01/36	1,457	1,314,337
2.50%, 05/01/36	19,334	17,444,420
2.50%, 07/01/36	33,530	30,253,843
2.50%, 08/01/36	9,600	8,661,534
2.50%, 10/01/36	1,363	1,234,197
2.50%, 03/01/37	3,268	2,948,283
2.50%, 04/01/37	27,166	24,498,327
2.50%, 05/01/37	66,944	60,324,307
2.50%, 06/01/37	16,238	14,632,051
2.50%, 05/01/43	215	183,550
2.50%, 02/01/47	740	628,298
2.50%, 04/01/47	9,352	7,942,120
2.50%, 12/01/47	183	155,672
2.50%, 05/01/50	81,597	68,154,571
2.50%, 07/01/50	44,430	37,448,442
2.50%, 08/01/50	48,105	40,360,822
2.50%, 09/01/50	145,234	121,847,682
2.50%, 10/01/50	185,951	155,468,767
2.50%, 11/01/50	213,953	178,886,116
2.50%, 12/01/50	63,085	52,545,903
2.50%, 01/01/51	139,281	115,940,027
2.50%, 02/01/51	60,064	50,061,883
2.50%, 03/01/51	63,836	53,046,545
2.50%, 04/01/51	37,033	30,839,915
2.50%, 05/01/51	39,393	32,855,864
2.50%, 06/01/51	7,207	5,996,255
2.50%, 07/01/51	246,491	205,221,088
2.50%, 08/01/51	282,392	235,667,862
2.50%, 09/01/51	149,851	124,651,972
2.50%, 10/01/51	68,765	57,222,000
2.50%, 11/01/51	99,467	83,016,179
2.50%, 12/01/51	402,259	335,565,015
2.50%, 01/01/52	443,736	368,715,891
2.50%, 02/01/52	189,416	157,831,158
2.50%, 03/01/52	253,003	210,110,268
2.50%, 04/01/52	234,599	194,814,036
2.50%, 05/01/52	116,361	96,515,764
2.50%, 06/01/52	13,620	11,295,688
2.50%, 07/01/52	90,983	75,493,413
2.50%, 08/01/52	11,276	9,351,828
2.50%, 09/14/53(i)	227,177	188,183,782
3.00%, 11/01/25	65	63,041
3.00%, 10/01/26	49	47,539
3.00%, 01/01/27	1,268	1,221,426
3.00%, 02/01/27	15	14,086
3.00%, 10/01/27	1,755	1,699,972
3.00%, 11/01/27	1,142	1,106,422
3.00%, 12/01/27	77	74,458
3.00%, 03/01/29	127	122,490
3.00%, 07/01/29	191	184,545
3.00%, 09/01/29	98	95,098
3.00%, 10/01/29	27	26,114
3.00%, 01/01/30	73	70,954
3.00%, 03/01/30	36,022	34,762,477
3.00%, 04/01/30	3,212	3,046,005
3.00%, 06/01/30	622	601,453
3.00%, 07/01/30	2,532	2,401,052
3.00%, 08/01/30	9,354	8,870,334
3.00%, 09/01/30	12,615	11,962,722

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/30	$5,677	$5,384,428
3.00%, 11/01/30	1,333	1,264,165
3.00%, 12/01/30	3,747	3,553,880
3.00%, 01/01/31	12,938	12,268,743
3.00%, 02/01/31	9,197	8,721,856
3.00%, 03/01/31	6,091	5,697,811
3.00%, 04/01/31	935	865,280
3.00%, 05/01/31	308	288,044
3.00%, 06/01/31	5,393	5,045,494
3.00%, 07/01/31	1,378	1,288,773
3.00%, 09/01/31	5,021	4,729,715
3.00%, 10/01/31	1,067	997,924
3.00%, 12/01/31	9,500	9,191,625
3.00%, 01/01/32	8,992	8,412,842
3.00%, 02/01/32	16,856	15,769,892
3.00%, 03/01/32	2,333	2,174,598
3.00%, 04/01/32	172	162,904
3.00%, 05/01/32	3,314	3,088,887
3.00%, 06/01/32	5,471	5,188,308
3.00%, 08/01/32	3,391	3,160,525
3.00%, 09/01/32	935	874,627
3.00%, 11/01/32	5,503	5,128,408
3.00%, 12/01/32	10,814	10,078,839
3.00%, 02/01/33	5,933	5,529,663
3.00%, 05/01/33	480	449,468
3.00%, 09/01/33	413	384,208
3.00%, 10/01/33	5,009	4,661,867
3.00%, 07/01/34	3,869	3,599,539
3.00%, 08/01/34	379	353,022
3.00%, 09/01/34	5,814	5,409,472
3.00%, 11/01/34	3,851	3,583,017
3.00%, 12/01/34	13,520	12,578,518
3.00%, 03/01/35	3,748	3,487,006
3.00%, 04/01/35	22,389	20,795,172
3.00%, 06/01/35	513	476,268
3.00%, 07/01/35	3,068	2,854,512
3.00%, 10/01/35	9,080	8,433,434
3.00%, 12/01/35	6,137	5,754,272
3.00%, 07/01/37	14,813	13,721,333
3.00%, 08/01/42	224	198,629
3.00%, 09/01/42	81	72,520
3.00%, 10/01/42	3,432	3,046,937
3.00%, 11/01/42	2,681	2,379,929
3.00%, 12/01/42	13,809	12,258,620
3.00%, 01/01/43	7,027	6,237,830
3.00%, 02/01/43	231	204,809
3.00%, 03/01/43	9,830	8,724,180
3.00%, 04/01/43	10,787	9,572,257
3.00%, 05/01/43	4,488	3,983,089
3.00%, 06/01/43	2,188	1,941,572
3.00%, 07/01/43	1,589	1,410,480
3.00%, 08/01/43	2,635	2,337,566
3.00%, 09/01/43	6,384	5,665,250
3.00%, 01/01/44	8,862	7,864,738
3.00%, 10/01/44	28,015	24,862,095
3.00%, 12/01/44	6	5,542
3.00%, 01/01/45	2,838	2,518,405
3.00%, 02/01/45	252	223,026
3.00%, 03/01/45	12,133	10,767,723
3.00%, 04/01/45	100	87,820

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/45	$11,750	$10,405,878
3.00%, 06/01/45	57	50,200
3.00%, 08/01/45	132	116,301
3.00%, 09/01/45	892	784,788
3.00%, 11/01/45	1,968	1,731,817
3.00%, 12/01/45	207	182,388
3.00%, 01/01/46	541	476,195
3.00%, 04/01/46	3,065	2,696,383
3.00%, 06/01/46	59	52,134
3.00%, 07/01/46	73,232	64,429,204
3.00%, 08/01/46	12,967	11,402,850
3.00%, 10/01/46	4,006	3,520,652
3.00%, 11/01/46	49,823	43,819,549
3.00%, 12/01/46	110,592	97,255,717
3.00%, 01/01/47	41,190	36,224,973
3.00%, 02/01/47	67,387	59,257,120
3.00%, 03/01/47	36,621	32,201,991
3.00%, 05/01/47	1,396	1,226,818
3.00%, 07/01/47	16,847	14,814,133
3.00%, 08/01/47	5,229	4,597,802
3.00%, 12/01/47	27,104	23,826,703
3.00%, 03/01/48	4,091	3,596,126
3.00%, 04/01/48	168	145,580
3.00%, 09/01/48	413	363,503
3.00%, 11/01/48	47,070	41,381,301
3.00%, 02/01/49	21,780	19,161,495
3.00%, 09/01/49	10,062	8,804,858
3.00%, 11/01/49	15,918	13,875,698
3.00%, 12/01/49	30,361	26,474,495
3.00%, 02/01/50	8,041	7,003,633
3.00%, 03/01/50	19,812	17,252,591
3.00%, 04/01/50	32,017	27,845,553
3.00%, 05/01/50	9,215	7,987,679
3.00%, 06/01/50	54,976	47,808,213
3.00%, 07/01/50	64,529	56,095,807
3.00%, 08/01/50	68,296	59,518,403
3.00%, 09/01/50	200	173,938
3.00%, 10/01/50	142,397	123,433,303
3.00%, 11/01/50	10,352	8,996,600
3.00%, 12/01/50	588	510,893
3.00%, 01/01/51	19,135	16,627,835
3.00%, 05/01/51	54,870	48,060,651
3.00%, 06/01/51	47,733	41,288,672
3.00%, 07/01/51	3,731	3,229,665
3.00%, 08/01/51	63,408	54,980,990
3.00%, 11/01/51	19,188	16,585,961
3.00%, 01/01/52	44,317	38,368,925
3.00%, 02/01/52	19,240	16,621,857
3.00%, 03/01/52	95,182	82,193,461
3.00%, 04/01/52	187,203	162,041,095
3.00%, 05/01/52	58,473	50,511,041
3.00%, 09/01/53(i)	141,152	121,606,008
3.50%, 10/01/25	114	111,061
3.50%, 01/01/27	173	167,309
3.50%, 11/01/28	101	98,921
3.50%, 01/01/29	203	198,125
3.50%, 11/01/29	93	89,343
3.50%, 12/01/29	790	771,423
3.50%, 07/01/30	4,952	4,834,137
3.50%, 10/01/30	1,342	1,296,018

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/30	$303	$289,807
3.50%, 03/01/31	1,998	1,899,766
3.50%, 06/01/31	6,288	6,063,593
3.50%, 01/01/32	7,560	7,242,961
3.50%, 02/01/32	959	916,601
3.50%, 05/01/32	3,790	3,604,281
3.50%, 06/01/32	3,506	3,360,065
3.50%, 07/01/32	1,292	1,227,578
3.50%, 08/01/32	920	876,589
3.50%, 09/01/32	2,073	1,980,736
3.50%, 10/01/32	868	827,510
3.50%, 11/01/32	1,003	954,771
3.50%, 12/01/32	118	111,798
3.50%, 02/01/33	513	486,455
3.50%, 03/01/33	4,485	4,274,202
3.50%, 04/01/33	5,509	5,250,814
3.50%, 05/01/33	3,941	3,747,781
3.50%, 06/01/33	4,626	4,387,896
3.50%, 10/01/33	627	594,872
3.50%, 01/01/34	1,583	1,504,982
3.50%, 02/01/34	22,625	21,518,810
3.50%, 03/01/34	534	505,981
3.50%, 04/01/34	1,352	1,296,508
3.50%, 05/01/34	1,851	1,755,299
3.50%, 07/01/34	5,957	5,814,497
3.50%, 08/01/34	5,464	5,181,834
3.50%, 01/01/35	3,883	3,682,252
3.50%, 05/01/35	318	302,185
3.50%, 08/01/38	926	862,666
3.50%, 09/01/38	1,585	1,476,190
3.50%, 11/01/40	245	225,564
3.50%, 02/01/41	270	247,884
3.50%, 02/01/42	7,571	6,959,163
3.50%, 03/01/42	56	51,055
3.50%, 04/01/42	25	22,754
3.50%, 05/01/42	2,657	2,442,718
3.50%, 08/01/42	446	409,916
3.50%, 11/01/42	9,485	8,717,764
3.50%, 12/01/42	3,390	3,104,593
3.50%, 01/01/43	85	78,299
3.50%, 02/01/43	520	479,300
3.50%, 04/01/43	89	82,246
3.50%, 05/01/43	125	114,481
3.50%, 06/01/43	3,410	3,133,275
3.50%, 08/01/43	100	91,554
3.50%, 10/01/43	3,734	3,431,672
3.50%, 09/01/44	221	202,286
3.50%, 10/01/44	4,505	4,138,795
3.50%, 01/01/45	106	97,435
3.50%, 02/01/45	5,447	5,004,025
3.50%, 03/01/45	21,158	19,364,504
3.50%, 05/01/45	23,232	21,273,795
3.50%, 06/01/45	93	85,225
3.50%, 07/01/45	9,545	8,738,674
3.50%, 08/01/45	3,735	3,420,302
3.50%, 10/01/45	1,907	1,752,321
3.50%, 11/01/45	268	245,002
3.50%, 12/01/45	35,605	32,523,280
3.50%, 01/01/46	15,915	14,601,373
3.50%, 02/01/46	16,124	14,711,278

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/46	$19,944	$18,205,613
3.50%, 04/01/46	2,905	2,633,966
3.50%, 05/01/46	16,602	15,155,000
3.50%, 06/01/46	3,080	2,793,786
3.50%, 07/01/46	26,461	24,187,715
3.50%, 08/01/46	8,589	7,806,624
3.50%, 09/01/46	6,729	6,094,782
3.50%, 10/01/46	9,469	8,625,661
3.50%, 11/01/46	13,389	12,221,747
3.50%, 12/01/46	59,036	53,939,190
3.50%, 01/01/47	30,822	28,125,305
3.50%, 02/01/47	13,015	11,864,846
3.50%, 04/01/47	12,118	11,054,656
3.50%, 05/01/47	13,803	12,591,688
3.50%, 06/01/47	9,352	8,519,612
3.50%, 07/01/47	61,167	55,626,204
3.50%, 08/01/47	14,720	13,395,069
3.50%, 09/01/47	15,863	14,399,810
3.50%, 10/01/47	12,092	11,026,346
3.50%, 11/01/47	17,090	15,579,588
3.50%, 12/01/47	16,469	14,952,223
3.50%, 01/01/48	36,059	32,779,796
3.50%, 02/01/48	77,040	70,052,195
3.50%, 03/01/48	2,441	2,216,786
3.50%, 04/01/48	11,316	10,296,823
3.50%, 05/01/48	2,278	2,085,283
3.50%, 06/01/48	3,293	2,988,269
3.50%, 07/01/48	2,573	2,336,946
3.50%, 11/01/48	38,599	35,030,709
3.50%, 02/01/49	117	105,744
3.50%, 03/01/49	1,470	1,332,443
3.50%, 04/01/49	2,441	2,211,256
3.50%, 05/01/49	1,631	1,461,045
3.50%, 06/01/49	83,338	75,699,508
3.50%, 07/01/49	13,462	12,173,294
3.50%, 09/01/49	18,252	16,505,544
3.50%, 04/01/50	46,587	42,344,633
3.50%, 05/01/50	10,359	9,346,361
3.50%, 06/01/50	5,304	4,784,203
3.50%, 07/01/50	14,531	13,105,146
3.50%, 02/01/51	29,431	26,607,707
3.50%, 05/01/51	686	623,378
3.50%, 07/01/51	4,166	3,739,211
3.50%, 05/01/52	110,557	98,951,249
3.50%, 06/01/52	68,517	61,464,690
3.50%, 07/01/52	27,038	24,300,634
3.50%, 09/14/53(i)	212,261	189,716,560
4.00%, 10/01/25	479	469,697
4.00%, 11/01/25	23	22,571
4.00%, 03/01/26	201	196,691
4.00%, 06/01/26	295	287,779
4.00%, 09/01/26	106	103,423
4.00%, 12/01/30	1,026	1,000,288
4.00%, 01/01/31	388	378,653
4.00%, 02/01/31	270	263,613
4.00%, 10/01/31	1,159	1,129,505
4.00%, 02/01/32	1,527	1,487,888
4.00%, 07/01/32	3,286	3,209,386
4.00%, 05/01/33	4,627	4,466,410
4.00%, 06/01/33	781	753,607

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/33	$1,369	$1,321,637
4.00%, 12/01/33	6,875	6,733,318
4.00%, 06/01/38	2,811	2,694,043
4.00%, 12/01/40	21	20,151
4.00%, 12/01/41	1,095	1,039,241
4.00%, 03/01/42	2,426	2,299,926
4.00%, 06/01/42	1,794	1,702,739
4.00%, 07/01/42	64	61,102
4.00%, 09/01/43	111	104,683
4.00%, 10/01/43	82	77,703
4.00%, 04/01/44	39	37,233
4.00%, 05/01/44	2,639	2,491,545
4.00%, 06/01/44	4,301	4,081,474
4.00%, 10/01/44	1,234	1,168,112
4.00%, 12/01/44	9,011	8,507,408
4.00%, 01/01/45	11,998	11,365,673
4.00%, 02/01/45	37,241	35,230,254
4.00%, 03/01/45	5,892	5,561,848
4.00%, 05/01/45	10,656	10,054,732
4.00%, 06/01/45	5,903	5,586,002
4.00%, 07/01/45	418	394,745
4.00%, 08/01/45	349	329,522
4.00%, 09/01/45	791	745,061
4.00%, 11/01/45	139	131,170
4.00%, 12/01/45	888	837,772
4.00%, 01/01/46	770	726,417
4.00%, 02/01/46	1,256	1,181,120
4.00%, 03/01/46	1,603	1,506,497
4.00%, 04/01/46	2,489	2,336,977
4.00%, 05/01/46	7,100	6,680,436
4.00%, 06/01/46	18,988	17,926,333
4.00%, 07/01/46	22,124	20,829,113
4.00%, 08/01/46	3,836	3,601,194
4.00%, 09/01/46	141	132,429
4.00%, 10/01/46	4,055	3,830,885
4.00%, 11/01/46	1,408	1,328,425
4.00%, 02/01/47	2,933	2,766,954
4.00%, 03/01/47	2,159	2,001,581
4.00%, 04/01/47	6,477	6,074,269
4.00%, 05/01/47	5,740	5,384,063
4.00%, 06/01/47	11,411	10,720,687
4.00%, 07/01/47	17,902	16,789,687
4.00%, 08/01/47	15,081	14,150,320
4.00%, 09/01/47	15,536	14,583,824
4.00%, 10/01/47	13,862	13,028,095
4.00%, 11/01/47	6,548	6,140,770
4.00%, 12/01/47	10,328	9,688,305
4.00%, 01/01/48	2,061	1,933,296
4.00%, 02/01/48	21,743	20,389,628
4.00%, 04/01/48	23,057	21,606,975
4.00%, 05/01/48	1,872	1,754,011
4.00%, 07/01/48	3,013	2,823,396
4.00%, 09/01/48	11,402	10,685,291
4.00%, 10/01/48	8,132	7,633,691
4.00%, 11/01/48	24,302	22,773,775
4.00%, 01/01/49	3,148	2,949,680
4.00%, 02/01/49	3,449	3,227,111
4.00%, 03/01/49	38,766	36,319,692
4.00%, 04/01/49	11,716	10,979,612
4.00%, 05/01/49	8,702	8,153,692

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/49	$33,393	$31,285,564
4.00%, 07/01/49	59,265	55,539,024
4.00%, 08/01/49	968	907,957
4.00%, 10/01/49	1,720	1,605,554
4.00%, 11/01/49	2,723	2,553,092
4.00%, 12/01/49	3,761	3,518,515
4.00%, 02/01/50	608	568,286
4.00%, 05/01/50	10,779	10,082,773
4.00%, 03/01/51	8,264	7,730,157
4.00%, 05/01/51	21,066	19,740,522
4.00%, 04/01/52	16,958	15,688,113
4.00%, 05/01/52	36,439	33,674,145
4.00%, 06/01/52	48,381	44,715,741
4.00%, 07/01/52	83,536	77,167,698
4.00%, 08/01/52	186,516	172,381,432
4.00%, 09/01/52	21,909	20,250,071
4.00%, 10/01/52	28,061	26,020,789
4.00%, 11/01/52	4,486	4,145,342
4.00%, 09/14/53(i)	132,115	121,938,016
4.50%, 10/01/24	62	60,949
4.50%, 02/01/25	32	31,230
4.50%, 04/01/25	52	51,421
4.50%, 06/01/25	251	246,954
4.50%, 08/01/31	1,019	1,006,055
4.50%, 08/01/34	270	262,654
4.50%, 09/01/40	2,662	2,594,202
4.50%, 12/01/40	1,571	1,530,802
4.50%, 01/01/41	3,194	3,112,500
4.50%, 05/01/41	2,075	2,022,179
4.50%, 06/01/41	11,973	11,751,682
4.50%, 08/01/41	4,212	4,101,827
4.50%, 09/01/41	1,378	1,342,186
4.50%, 01/01/42	1,447	1,408,686
4.50%, 09/01/42	1,297	1,262,516
4.50%, 08/01/43	2,200	2,136,551
4.50%, 12/01/43	75	73,282
4.50%, 03/01/44	13	12,859
4.50%, 04/01/44	3,865	3,758,414
4.50%, 06/01/44	753	733,009
4.50%, 12/01/44	269	261,911
4.50%, 02/01/45	1,524	1,481,418
4.50%, 08/01/45	2,084	2,025,961
4.50%, 10/01/45	385	373,967
4.50%, 11/01/45	187	181,467
4.50%, 12/01/45	610	592,824
4.50%, 01/01/46	73	71,193
4.50%, 02/01/46	7,813	7,613,716
4.50%, 03/01/46	1,350	1,314,795
4.50%, 04/01/46	260	253,271
4.50%, 05/01/46	115	111,411
4.50%, 06/01/46	4	4,236
4.50%, 07/01/46	27	26,274
4.50%, 08/01/46	1,894	1,837,379
4.50%, 09/01/46	702	680,856
4.50%, 10/01/46	928	898,915
4.50%, 01/01/47	405	392,381
4.50%, 02/01/47	148	143,364
4.50%, 03/01/47	1,754	1,693,620
4.50%, 04/01/47	5,249	5,069,850
4.50%, 06/01/47	2,867	2,769,135

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/47	$22		$20,877
4.50%, 08/01/47	231		222,814
4.50%, 10/01/47	6,648		6,421,380
4.50%, 01/01/48	9,893		9,555,795
4.50%, 02/01/48	1,022		986,186
4.50%, 03/01/48	5,547		5,349,231
4.50%, 04/01/48	2,613		2,520,274
4.50%, 05/01/48	5,457		5,271,156
4.50%, 06/01/48	3,498		3,373,792
4.50%, 07/01/48	2,084		2,010,632
4.50%, 08/01/48	9,772		9,425,284
4.50%, 09/01/48	273		263,290
4.50%, 10/01/48	12,833		12,376,155
4.50%, 11/01/48	4,809		4,638,720
4.50%, 12/01/48	17,924		17,288,831
4.50%, 01/01/49	5,696		5,494,144
4.50%, 02/01/49	7,052		6,801,085
4.50%, 03/01/49	810		780,042
4.50%, 04/01/49	12,698		12,247,692
4.50%, 05/01/49	10,933		10,528,084
4.50%, 07/01/49	801		770,574
4.50%, 08/01/49	175		167,947
4.50%, 09/01/50	38,242		36,885,030
4.50%, 05/01/52	10,563		10,121,342
4.50%, 06/01/52	48,170		45,694,289
4.50%, 07/01/52	2,452		2,328,538
4.50%, 08/01/52	5,732		5,442,453
4.50%, 09/01/52	74,602		70,940,290
4.50%, 10/01/52	103,876		98,919,961
4.50%, 11/01/52	1,944		1,845,846
4.50%, 12/01/52	109,903		104,557,844
4.50%, 09/14/53(i)	235,045		222,852,041
5.00%, 12/01/23	0	(j)	7
5.00%, 09/01/33	88		87,648
5.00%, 11/01/33	2,534		2,528,259
5.00%, 06/01/35	125		124,524
5.00%, 10/01/35	45		44,948
5.00%, 12/01/36	36		36,426
5.00%, 05/01/39	28		27,584
5.00%, 06/01/39	515		514,069
5.00%, 12/01/39	79		78,634
5.00%, 01/01/40	2		1,832
5.00%, 03/01/40	1,394		1,393,876
5.00%, 04/01/40	220		220,180
5.00%, 05/01/40	14		13,510
5.00%, 06/01/40	123		122,721
5.00%, 07/01/40	785		784,952
5.00%, 08/01/40	1,133		1,134,519
5.00%, 09/01/40	9		9,443
5.00%, 10/01/40	34		33,889
5.00%, 04/01/41	564		564,586
5.00%, 05/01/41	2,277		2,276,515
5.00%, 06/01/41	581		579,437
5.00%, 08/01/41	1,032		1,030,949
5.00%, 10/01/41	2,710		2,706,786
5.00%, 01/01/42	14,143		14,139,801
5.00%, 05/01/42	5,146		5,144,602
5.00%, 09/01/47	437		430,793
5.00%, 02/01/48	1,554		1,532,668
5.00%, 03/01/48	1,438		1,418,136

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/48	$2,294	$2,262,630
5.00%, 05/01/48	1,922	1,892,822
5.00%, 07/01/48	2,391	2,358,499
5.00%, 09/01/48	1,669	1,645,895
5.00%, 01/01/49	128	126,432
5.00%, 04/01/49	6,666	6,574,874
5.00%, 05/01/49	29	28,613
5.00%, 06/01/49	260	256,947
5.00%, 09/01/49	65	64,516
5.00%, 10/01/49	179	176,719
5.00%, 08/01/52	15,347	14,933,960
5.00%, 09/01/52	25,533	24,889,693
5.00%, 10/01/52	32,304	31,405,445
5.00%, 11/01/52	32,510	31,643,624
5.00%, 12/01/52	25,518	24,875,407
5.00%, 01/01/53	46,904	45,562,805
5.00%, 02/01/53	52,719	51,123,439
5.00%, 03/01/53	13,079	12,688,042
5.00%, 04/01/53	38,136	36,981,805
5.00%, 09/14/53(i)	347,795	337,232,207
5.50%, 05/01/33	940	953,290
5.50%, 11/01/33	1,926	1,952,136
5.50%, 09/01/34	2,860	2,902,952
5.50%, 09/01/36	212	215,413
5.50%, 03/01/38	180	183,693
5.50%, 06/01/38	4,744	4,847,304
5.50%, 11/01/38	355	363,659
5.50%, 07/01/40	1,212	1,238,586
5.50%, 09/01/41	30,277	30,706,947
5.50%, 01/01/47	2,395	2,436,854
5.50%, 12/01/48	218	221,673
5.50%, 09/01/52	13,635	13,675,349
5.50%, 11/01/52	14,926	14,823,391
5.50%, 12/01/52	64,232	63,937,461
5.50%, 01/01/53	83,945	83,647,530
5.50%, 02/01/53	36,864	36,570,247
5.50%, 03/01/53	64,241	63,919,004
5.50%, 04/01/53	15,495	15,313,412
5.50%, 09/14/53(i)	149,530	147,637,511
6.00%, 03/01/34	1,583	1,630,958
6.00%, 05/01/34	135	138,823
6.00%, 08/01/34	265	272,251
6.00%, 11/01/34	85	87,950
6.00%, 09/01/36	352	369,069
6.00%, 08/01/37	872	914,130
6.00%, 03/01/38	291	305,298
6.00%, 05/01/38	144	151,280
6.00%, 09/01/38	118	123,304
6.00%, 06/01/39	2,256	2,324,959
6.00%, 10/01/39	150	156,810
6.00%, 07/01/41	1,255	1,315,545
6.00%, 02/01/49	6,117	6,413,360
6.00%, 09/14/53(i)	404,225	405,282,930
6.50%, 08/01/36	21	21,877
6.50%, 09/01/36	167	175,498
6.50%, 10/01/36	23	24,139
6.50%, 12/01/36	34	35,319
6.50%, 07/01/37	41	42,734
6.50%, 08/01/37	1,868	1,969,531
6.50%, 10/01/37	72	76,308

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.50%, 11/01/37	$18	$19,105
6.50%, 12/01/37	569	599,741
6.50%, 06/01/38	15	16,303
6.50%, 10/01/39	508	535,305
6.50%, 05/01/40	16	16,914
7.00%, 04/01/37	650	700,048

		26,246,684,170

U.S. Government Agency Obligations — 0.4%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,507,900
1.50%, 08/15/24	1,000	963,850
2.13%, 12/14/29	70	60,812
2.50%, 12/08/23	1,000	991,920
2.75%, 12/13/24	250	242,070
2.88%, 09/13/24	1,000	974,140
3.13%, 06/13/25	980	947,288
3.25%, 11/16/28	25,470	24,221,206
5.50%, 07/15/36	7,900	8,702,640
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	83,790,775
6.75%, 03/15/31	21,820	25,121,366
Federal National Mortgage Association
0.38%, 08/25/25	24,991	22,880,510
0.63%, 04/22/25	5,000	4,660,150
0.88%, 08/05/30	17,530	13,910,581
1.63%, 01/07/25	13,020	12,411,315
1.75%, 07/02/24	1,550	1,503,112
1.88%, 09/24/26	1,285	1,187,340
2.50%, 02/05/24(b)	200	197,510
2.63%, 09/06/24	39,730	38,695,033
2.88%, 09/12/23	5,000	4,996,050
4.50%, 04/01/53	17,891	16,986,727
5.00%, 09/01/52	948	920,369
5.00%, 04/01/53	46,181	44,782,309
5.63%, 07/15/37	795	889,359
6.25%, 05/15/29	580	635,239
6.63%, 11/15/30	8,180	9,312,848
7.13%, 01/15/30	10,000	11,513,600
7.25%, 05/15/30	17,396	20,302,872
Tennessee Valley Authority
1.50%, 09/15/31	1,000	790,730
3.50%, 12/15/42	525	424,158
4.63%, 09/15/60	1,000	926,270
4.88%, 01/15/48	8,035	7,826,572
5.25%, 09/15/39	458	471,305
5.50%, 06/15/38	10,000	10,647,600
5.88%, 04/01/36	95	105,452
6.15%, 01/15/38	3,553	4,007,748
7.13%, 05/01/30	3,556	4,065,326
Series B, 4.70%, 07/15/33	1,500	1,508,565
Series E, 6.75%, 11/01/25	7,000	7,258,230

		396,340,847

U.S. Government Obligations — 41.5%
U.S. Treasury Note/Bond
0.25%, 05/31/25	106,410	98,042,683
0.25%, 06/30/25(b)	4,100	3,767,676
0.25%, 07/31/25	184,800	169,236,375
0.25%, 08/31/25	340,050	310,401,891
0.25%, 09/30/25	116,300	105,951,118

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 10/31/25	$194,300	$176,372,790
0.38%, 08/15/24	87,250	83,187,422
0.38%, 09/15/24	5,000	4,750,195
0.38%, 04/30/25	44,000	40,768,750
0.38%, 11/30/25	467,800	424,565,049
0.38%, 12/31/25	210,900	191,062,219
0.38%, 01/31/26	648,200	584,949,863
0.38%, 07/31/27	119,700	102,595,993
0.38%, 09/30/27	5,000	4,261,328
0.50%, 03/31/25	20,000	18,625,781
0.50%, 02/28/26	204,700	184,821,712
0.50%, 04/30/27	93,800	81,481,422
0.50%, 05/31/27	108,400	93,893,032
0.50%, 06/30/27	136,900	118,290,156
0.50%, 08/31/27	155,022	133,198,239
0.50%, 10/31/27	202,200	172,770,423
0.63%, 10/15/24	12,820	12,171,488
0.63%, 07/31/26	76,400	68,324,282
0.63%, 03/31/27	75,600	66,167,719
0.63%, 11/30/27	197,000	168,835,156
0.63%, 12/31/27	187,400	160,197,719
0.63%, 05/15/30	270,400	214,461,000
0.63%, 08/15/30	396,000	312,035,625
0.75%, 11/15/24	113,750	107,795,898
0.75%, 03/31/26	20,500	18,605,352
0.75%, 04/30/26	94,000	85,011,250
0.75%, 05/31/26	71,500	64,484,063
0.75%, 08/31/26	244,200	218,654,392
0.75%, 01/31/28	496,300	425,616,026
0.88%, 06/30/26	170,000	153,664,062
0.88%, 09/30/26	190,610	171,027,802
0.88%, 11/15/30	163,800	131,091,188
1.00%, 12/15/24	165,200	156,565,720
1.00%, 07/31/28	200,000	171,171,876
1.13%, 01/15/25	157,460	149,070,334
1.13%, 10/31/26	171,100	154,243,977
1.13%, 02/28/27	40,300	36,030,719
1.13%, 02/29/28	132,340	115,197,834
1.13%, 08/31/28	273,600	235,146,376
1.13%, 02/15/31	257,200	208,934,812
1.13%, 05/15/40	156,500	96,834,375
1.13%, 08/15/40	58,000	35,588,438
1.25%, 08/31/24	27,850	26,734,912
1.25%, 02/28/25	83,700	78,929,754
1.25%, 11/30/26	164,900	148,925,312
1.25%, 12/31/26	191,230	172,465,556
1.25%, 03/31/28	216,000	188,746,876
1.25%, 04/30/28	169,100	147,460,484
1.25%, 05/31/28	229,110	199,433,095
1.25%, 06/30/28	212,175	184,327,031
1.25%, 09/30/28	317,000	273,561,094
1.25%, 08/15/31	318,900	257,511,750
1.25%, 05/15/50	205,900	107,614,922
1.38%, 08/31/26	42,500	38,777,930
1.38%, 10/31/28	185,000	160,357,423
1.38%, 12/31/28	196,730	169,971,647
1.38%, 11/15/31	400,250	324,390,117
1.38%, 11/15/40	284,800	181,738,000
1.38%, 08/15/50	18,100	9,779,656
1.50%, 09/30/24	103,300	99,176,071

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 10/31/24	$105,100	$100,645,567
1.50%, 11/30/24	290,100	276,988,841
1.50%, 02/15/25	152,720	144,970,653
1.50%, 08/15/26	382,000	350,156,721
1.50%, 01/31/27	325,280	295,064,539
1.50%, 11/30/28	284,200	247,542,642
1.50%, 02/15/30	83,185	70,557,777
1.63%, 02/15/26	207,890	193,240,252
1.63%, 05/15/26	270,000	249,707,812
1.63%, 09/30/26	44,500	40,863,516
1.63%, 10/31/26	76,300	69,874,109
1.63%, 11/30/26	51,200	46,816,000
1.63%, 08/15/29	54,000	46,760,625
1.63%, 05/15/31	340,910	285,512,125
1.63%, 11/15/50	229,500	132,679,688
1.75%, 12/31/24	140,400	134,191,688
1.75%, 03/15/25	101,700	96,714,316
1.75%, 12/31/26	91,870	84,233,306
1.75%, 01/31/29	170,700	150,082,641
1.75%, 08/15/41	271,420	182,317,903
1.88%, 08/31/24	91,100	88,000,465
1.88%, 06/30/26	80,000	74,393,750
1.88%, 07/31/26	49,900	46,297,844
1.88%, 02/28/27	178,100	163,392,837
1.88%, 02/28/29	159,200	140,780,063
1.88%, 02/15/32	422,760	355,316,569
1.88%, 02/15/41	130,200	90,305,906
1.88%, 02/15/51	575,700	355,044,984
1.88%, 11/15/51	233,450	143,425,844
2.00%, 02/15/25	180,068	172,204,094
2.00%, 08/15/25	326,715	309,256,167
2.00%, 11/15/26	181,000	167,594,687
2.00%, 11/15/41	103,260	72,249,731
2.00%, 02/15/50	102,000	65,295,938
2.00%, 08/15/51	466,600	296,145,187
2.13%, 09/30/24	100,000	96,640,625
2.13%, 11/30/24	76,050	73,189,213
2.13%, 05/15/25	218,500	208,291,953
2.13%, 05/31/26	105,300	98,661,165
2.25%, 10/31/24	20,000	19,315,625
2.25%, 11/15/24	214,966	207,366,617
2.25%, 12/31/24	75,300	72,449,778
2.25%, 11/15/25	167,829	158,978,643
2.25%, 03/31/26	88,500	83,438,906
2.25%, 02/15/27	161,206	149,883,705
2.25%, 08/15/27	146,750	135,480,059
2.25%, 11/15/27	153,750	141,377,930
2.25%, 05/15/41	276,900	203,954,156
2.25%, 08/15/46	118,960	81,915,113
2.25%, 08/15/49	106,500	72,436,641
2.25%, 02/15/52	252,900	170,628,469
2.38%, 08/15/24	51,517	50,064,060
2.38%, 04/30/26	124,400	117,489,969
2.38%, 05/15/27	190,870	177,643,306
2.38%, 03/31/29	244,200	221,420,719
2.38%, 05/15/29	191,600	173,547,687
2.38%, 02/15/42	141,000	104,868,750
2.38%, 11/15/49	229,400	160,364,937
2.38%, 05/15/51	136,000	94,520,000
2.50%, 01/31/25	35,340	34,060,305

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/28/26	$92,350	$87,681,997
2.50%, 03/31/27	109,200	102,315,282
2.50%, 02/15/45	50,824	37,292,110
2.50%, 02/15/46	152,800	111,042,625
2.50%, 05/15/46	123,517	89,665,622
2.63%, 03/31/25	5,000	4,814,844
2.63%, 04/15/25	97,100	93,458,750
2.63%, 12/31/25	86,500	82,512,891
2.63%, 01/31/26	86,000	81,948,594
2.63%, 05/31/27	132,700	124,561,758
2.63%, 02/15/29	211,491	194,703,902
2.63%, 07/31/29	145,500	133,246,172
2.75%, 02/28/25	90,500	87,431,484
2.75%, 05/15/25	158,200	152,415,812
2.75%, 06/30/25	141,900	136,495,605
2.75%, 08/31/25	173,108	166,149,870
2.75%, 04/30/27	169,300	159,803,328
2.75%, 07/31/27	119,500	112,498,047
2.75%, 02/15/28	222,702	208,609,139
2.75%, 05/31/29	285,900	264,033,119
2.75%, 08/15/32	414,850	372,392,695
2.75%, 08/15/42	106,523	83,720,420
2.75%, 11/15/42	128,580	100,754,484
2.75%, 08/15/47	219,000	165,926,719
2.75%, 11/15/47	158,550	120,027,305
2.88%, 04/30/25	48,000	46,359,375
2.88%, 05/31/25	116,800	112,680,062
2.88%, 06/15/25	277,400	267,571,804
2.88%, 07/31/25	183,900	177,111,504
2.88%, 11/30/25	110,400	105,992,626
2.88%, 05/15/28	262,994	247,193,815
2.88%, 08/15/28	219,930	206,201,558
2.88%, 04/30/29	176,320	164,087,800
2.88%, 05/15/32	489,500	444,833,125
2.88%, 05/15/43	121,184	96,454,890
2.88%, 08/15/45	153,125	119,700,684
2.88%, 11/15/46	54,000	41,985,000
2.88%, 05/15/49	42,000	32,563,125
2.88%, 05/15/52	205,000	159,131,250
3.00%, 07/15/25	161,030	155,507,175
3.00%, 09/30/25	145,100	139,862,797
3.00%, 10/31/25	127,600	122,904,719
3.00%, 05/15/42	43,150	35,389,742
3.00%, 11/15/44	99,727	80,202,323
3.00%, 05/15/45	121,400	97,214,844
3.00%, 11/15/45	65,100	51,988,453
3.00%, 02/15/47	116,190	92,352,895
3.00%, 05/15/47	152,118	120,886,273
3.00%, 02/15/48	154,550	122,649,914
3.00%, 08/15/48	170,190	135,035,128
3.00%, 02/15/49	32,400	25,712,438
3.00%, 08/15/52	203,680	162,339,325
3.13%, 08/15/25	159,300	154,091,637
3.13%, 08/31/27	9,200	8,779,531
3.13%, 11/15/28	207,515	196,474,555
3.13%, 08/31/29	208,900	196,578,165
3.13%, 11/15/41	53,900	45,461,281
3.13%, 02/15/42	71,800	60,289,563
3.13%, 02/15/43	76,200	63,257,906
3.13%, 08/15/44	60,519	49,757,965

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.13%, 05/15/48	$171,860	$139,555,691
3.25%, 08/31/24	104,180	102,023,149
3.25%, 06/30/29	175,480	166,390,685
3.25%, 05/15/42	155,200	132,502,000
3.38%, 05/15/33	336,063	316,634,358
3.38%, 08/15/42	46,000	39,912,188
3.38%, 05/15/44	84,200	72,162,031
3.38%, 11/15/48	80,750	68,612,266
3.50%, 09/15/25	136,970	133,395,939
3.50%, 01/31/28	187,500	181,347,656
3.50%, 04/30/28	179,300	173,360,687
3.50%, 01/31/30	175,000	167,849,610
3.50%, 04/30/30	195,600	187,531,500
3.50%, 02/15/33	358,206	341,135,245
3.50%, 02/15/39	24,000	22,057,500
3.63%, 05/15/26	317,122	309,293,051
3.63%, 03/31/28	84,921	82,552,501
3.63%, 05/31/28	171,400	166,713,281
3.63%, 03/31/30	194,200	187,585,062
3.63%, 08/15/43	89,600	80,024,000
3.63%, 02/15/44	83,950	74,833,555
3.63%, 02/15/53	249,617	224,889,316
3.63%, 05/15/53	266,165	240,047,559
3.75%, 04/15/26	312,600	305,835,142
3.75%, 05/31/30	173,000	168,323,594
3.75%, 06/30/30	220,137	214,186,422
3.75%, 08/15/41	52,000	48,156,875
3.75%, 11/15/43	36,600	33,271,688
3.88%, 03/31/25	119,300	117,137,688
3.88%, 04/30/25	168,247	165,177,806
3.88%, 01/15/26	281,900	276,570,328
3.88%, 11/30/27(b)	80,000	78,537,500
3.88%, 12/31/27	13,000	12,763,359
3.88%, 09/30/29	233,630	228,902,644
3.88%, 11/30/29	252,900	247,802,484
3.88%, 12/31/29	168,800	165,384,438
3.88%, 08/15/33	140,000	137,484,375
3.88%, 08/15/40	80,516	76,389,555
3.88%, 02/15/43	134,808	125,413,568
3.88%, 05/15/43	174,823	162,585,390
4.00%, 12/15/25	160,600	158,002,798
4.00%, 02/15/26	316,100	311,111,547
4.00%, 02/29/28	173,982	171,848,003
4.00%, 06/30/28	160,756	158,847,022
4.00%, 10/31/29	165,150	162,930,797
4.00%, 02/28/30	212,432	209,710,215
4.00%, 07/31/30	165,690	163,722,431
4.00%, 11/15/42	130,000	123,317,188
4.00%, 11/15/52	187,400	180,841,000
4.13%, 01/31/25	179,600	177,067,360
4.13%, 06/15/26	311,572	307,969,449
4.13%, 09/30/27	267,000	264,538,594
4.13%, 10/31/27	30,000	29,723,438
4.13%, 07/31/28(b)	165,800	164,841,469
4.13%, 08/31/30	104,000	103,561,250
4.13%, 11/15/32	371,400	371,225,906
4.13%, 08/15/53	88,900	87,705,406
4.25%, 09/30/24(b)	165,500	163,644,589
4.25%, 12/31/24	186,000	183,696,797
4.25%, 05/31/25	159,146	157,187,758

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.25%, 10/15/25	$170,620	$168,700,525
4.25%, 05/15/39	17,340	17,383,350
4.25%, 11/15/40	28,889	28,753,583
4.38%, 10/31/24	196,900	194,831,012
4.38%, 08/15/26	120,000	119,446,876
4.38%, 08/31/28	173,000	174,054,219
4.38%, 02/15/38	32,000	32,760,000
4.38%, 11/15/39	50,933	51,633,329
4.38%, 05/15/40	32,403	32,782,723
4.38%, 05/15/41	15,949	16,058,649
4.38%, 08/15/43	40,000	39,893,750
4.50%, 11/30/24	96,800	95,907,625
4.50%, 11/15/25	191,900	190,700,625
4.50%, 02/15/36(b)	27,685	28,926,499
4.50%, 05/15/38	47,000	48,674,375
4.50%, 08/15/39	50,207	51,728,900
4.63%, 02/28/25	154,300	153,221,105
4.63%, 03/15/26	308,080	307,863,383
4.63%, 02/15/40	45,950	47,960,313
4.75%, 06/30/25	116,370	115,719,964
4.75%, 07/31/25	7,400	7,379,766
4.75%, 07/15/26	456,950	456,164,617
4.75%, 02/15/37	21,977	23,467,315
4.75%, 02/15/41	91,158	96,257,151
5.00%, 05/15/37	53,658	58,654,901
5.25%, 11/15/28	29,377	30,632,408
5.25%, 02/15/29(b)	60,090	62,742,410
5.50%, 08/15/28	77,000	80,976,329
6.00%, 02/15/26	9,468	9,720,973
6.13%, 08/15/29	14,600	16,001,828
6.25%, 05/15/30	5,000	5,581,250
6.50%, 11/15/26(b)	26,950	28,472,254
6.63%, 02/15/27	28,800	30,703,500
6.75%, 08/15/26	14,400	15,221,250
6.88%, 08/15/25	6,265	6,483,296

		38,739,826,925

Total U.S. Government & Agency Obligations — 70.0% (Cost: $72,796,962,675) 65,382,851,942

Total Long-Term Investments — 99.7% (Cost: $104,223,229,005)		93,166,696,464

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(k)(l)	4,178,316	4,179,569,760
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(k)(l)(m)	840,082	840,082,394

Total Short-Term Securities — 5.4% (Cost: $5,018,192,170)		5,019,652,154

Total Investments Before TBA Sales Commitments — 105.1% (Cost: $109,241,421,175)		98,186,348,618

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.9)%
Government National Mortgage Association
2.00%, 09/21/53(i)	(20,000)	$(16,495,313)
2.50%, 09/21/53(i)	(92,975)	(79,094,123)
3.00%, 09/21/53(i)	(36,375)	(31,980,161)
3.50%, 09/21/53(i)	(103,400)	(93,888,008)
4.00%, 09/21/53(i)	(4,700)	(4,379,078)
5.00%, 09/21/53(i)	(39,050)	(37,998,243)
5.50%, 09/21/53(i)	(42,825)	(42,390,059)
Uniform Mortgage-Backed Securities
2.00%, 09/19/37(i)	(20,000)	(17,520,175)
2.00%, 09/14/53(i)	(40,175)	(31,987,774)
2.50%, 09/14/53(i)	(86,475)	(71,632,376)
3.50%, 09/14/53(i)	(72,875)	(65,134,878)
4.00%, 09/14/53(i)	(20,325)	(18,759,340)
4.50%, 09/14/53(i)	(5,600)	(5,309,500)
5.00%, 09/14/53(i)	(131,375)	(127,384,998)
5.50%, 09/14/53(i)	(110,375)	(108,978,066)
6.00%, 09/14/53(i)	(118,625)	(118,935,463)

Total TBA Sales Commitments — (0.9)% (Proceeds: $(864,680,164))		(871,867,555)

Total Investments, Net of TBA Sales Commitments — 104.2% (Cost: $108,376,741,011)		97,314,481,063

Liabilities in Excess of Other Assets — (4.2)%		(3,874,405,952)

Net Assets — 100.0%		$93,440,075,111

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,824,049,590	$356,639,693	(a)	$—	$(125,383)	$(994,140)	$4,179,569,760	4,178,316	$106,941,336		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	642,810,889	197,271,505	(a)	—	—	—	840,082,394	840,082	2,346,780	(b)	—

					$(125,383)	$(994,140)	$5,019,652,154		$109,288,116		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$387,591,853	$—	$387,591,853
Collaterized Mortgage Obligations	—	970,222,280	—	970,222,280
Corporate Bonds & Notes	—	23,906,304,666	—	23,906,304,666
Foreign Government Obligations	—	1,966,745,648	—	1,966,745,648
Municipal Debt Obligations	—	552,980,075	—	552,980,075
U.S. Government & Agency Obligations	—	65,382,851,942	—	65,382,851,942
Short-Term Securities
Money Market Funds	5,019,652,154	—	—	5,019,652,154
Liabilities
Investments
TBA Sales Commitments	—	(871,867,555)	—	(871,867,555)

	$5,019,652,154	$92,294,828,909	$—	$97,314,481,063

See notes to financial statements.

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

August 31, 2023

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$93,166,696,464
Investments, at value — affiliated(c)	5,019,652,154
Cash	6,829,071
Cash pledged as collateral for TBA commitments	7,269,000
Foreign currency, at value(d)	47
Receivables:
Investments sold	412,561,887
Securities lending income — affiliated	550,798
TBA sales commitments	864,680,164
Capital shares sold	44,670,470
Dividends — affiliated	20,737,080
Interest — unaffiliated	593,576,992

Total assets	100,137,224,127

LIABILITIES
Cash received as collateral for TBA commitments	3,683,000
Collateral on securities loaned, at value	839,982,394
TBA sales commitments, at value(e)	871,867,555
Payables:
Investments purchased	4,979,599,154
Investment advisory fees	2,016,913

Total liabilities	6,697,149,016

Commitments and contingent liabilities

NET ASSETS	$93,440,075,111

NET ASSETS CONSIST OF
Paid-in capital	$105,667,572,862
Accumulated loss	(12,227,497,751)

NET ASSETS	$93,440,075,111

NET ASSET VALUE

Shares outstanding	965,800,000

Net asset value	$96.75

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$104,223,229,005
(b) Securities loaned, at value	$814,821,576
(c) Investments, at cost — affiliated	$5,018,192,170
(d) Foreign currency, at cost	$47
(e) Proceeds from TBA sales commitments	$864,680,164

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statement of Operations (unaudited)

Six Months Ended August 31, 2023

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$106,943,837
Interest — unaffiliated	1,345,671,588
Securities lending income — affiliated — net	2,344,279
Other income — unaffiliated	65,642

Total investment income	1,455,025,346

EXPENSES
Investment advisory	13,610,132

Total expenses	13,610,132

Less:
Investment advisory fees waived	(1,837,034)

Total expenses after fees waived	11,773,098

Net investment income	1,443,252,248

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(340,667,331)
Investments — affiliated	(125,383)
In-kind redemptions — unaffiliated(a)	(30,153,389)

(370,946,103)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(322,901,171)
Investments — affiliated	(994,140)

(323,895,311)

Net realized and unrealized loss	(694,841,414)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$748,410,834

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,443,252,248	$2,042,450,505
Net realized loss	(370,946,103)	(1,219,119,565)
Net change in unrealized appreciation (depreciation)	(323,895,311)	(9,419,957,653)

Net increase (decrease) in net assets resulting from operations	748,410,834	(8,596,626,713)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,383,825,144)	(1,958,102,477)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,356,133,425	8,351,623,889

NET ASSETS
Total increase (decrease) in net assets	7,720,719,115	(2,203,105,301)
Beginning of period	85,719,355,996	87,922,461,297

End of period	$93,440,075,111	$85,719,355,996

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$97.33		$110.34		$115.40	$116.32	$107.07	$106.72

Net investment income(a)	1.57		2.50		1.99	2.38	3.02	2.96
Net realized and unrealized gain (loss)(b)	(0.64)		(13.11)		(5.06)	(0.82)	9.24	0.31

Net increase (decrease) from investment operations	0.93		(10.61)		(3.07)	1.56	12.26	3.27

Distributions from net investment income(c)	(1.51)		(2.40)		(1.99)	(2.48)	(3.01)	(2.92)

Net asset value, end of period	$96.75		$97.33		$110.34	$115.40	$116.32	$107.07

Total Return(d)
Based on net asset value	0.95	%(e)	(9.67	)%(f)	(2.68)%	1.31%	11.61%	3.13%

Ratios to Average Net Assets(g)
Total expenses	0.03	%(h)	0.03%		0.04%	0.04%	0.05%	0.05%

Total expenses after fees waived	0.03	%(h)	0.03%		0.03%	0.03%	0.05%	0.04%

Net investment income	3.18	%(h)	2.48%		1.74%	2.03%	2.70%	2.80%

Supplemental Data
Net assets, end of period (000)	$93,440,075		$85,719,356		$87,922,461	$85,958,288	$76,413,081	$58,023,694

Portfolio turnover rate(i)(j)	53%		104%		163%	179%	108%	146%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core U.S. Aggregate Bond
Barclays Bank PLC	$45,560,323	$(45,560,323)	$—		$—
Barclays Capital, Inc.	178,081,979	(178,081,979)	—		—
BMO Capital Markets Corp.	8,199,846	(8,199,846)	—		—
BNP Paribas SA	26,432,636	(26,432,636)	—		—
BofA Securities, Inc.	8,645,287	(8,645,287)	—		—
Citigroup Global Markets, Inc.	37,316,176	(37,316,176)	—		—
Deutsche Bank Securities, Inc.	6,316,858	(6,316,858)	—		—
Goldman Sachs & Co. LLC	182,932,288	(182,932,288)	—		—
HSBC Securities (USA), Inc.	437,432	(437,432)	—		—
J.P. Morgan Securities LLC	137,280,544	(137,280,544)	—		—
Jefferies LLC	1,645,622	(1,645,622)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	14,740,910	(14,740,910)	—		—
Morgan Stanley & Co. LLC	30,961,128	(30,961,128)	—		—
Nomura Securities International, Inc.	10,000,722	(10,000,722)	—		—
Pershing LLC	14,434,686	(14,434,686)	—		—
RBC Capital Markets LLC	15,607,826	(15,607,826)	—		—
Scotia Capital (USA), Inc.	2,890,760	(2,890,760)	—		—
State Street Bank & Trust Co.	3,694,008	(3,694,008)	—		—
Toronto-Dominion Bank	5,380,739	(5,380,739)	—		—
Toronto-Dominion Bank	2,477,015	(2,477,015)	—		—
UBS AG	1,014,622	(1,014,622)	—		—
UBS Securities LLC	878,570	(878,570)	—		—
Wells Fargo Bank N.A.	1,981,566	(1,981,566)	—		—
Wells Fargo Securities LLC	77,910,033	(77,910,033)	—		—

	$814,821,576	$(814,821,576)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$1,837,034

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2023, the Fund paid BTC $605,933 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$31,756,660,758	$30,148,575,284	$1,107,598,678	$938,712,188

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$8,487,013,395	$2,402,569,690

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2023, the Fund had non-expiring capital loss carryforwards of $1,047,632,595 available to offset future realized capital gains and qualified late-year losses.

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$109,258,325,601	$45,968,903	$(11,110,758,495)	$(11,064,789,592)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	08/31/23		02/28/23

iShares ETF	Shares	Amount	Shares	Amount

Core U.S. Aggregate Bond
Shares sold	119,200,000	$11,682,906,018	172,600,000	$17,350,936,843
Shares redeemed	(34,100,000)	(3,326,772,593)	(88,700,000)	(8,999,312,954)

	85,100,000	$8,356,133,425	83,900,000	$8,351,623,889

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	123

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	125

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com |  1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-211-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares High Yield Bond Factor ETF | HYDB | Cboe BZX

•  iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX

•  iShares USD Bond Factor ETF | USBF | NASDAQ

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environ-ment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	5.24%	7.37%	3.99%	4.09%	7.37%	21.60%	27.94%
Fund Market	5.45	8.07	3.90	4.12	8.07	21.07	28.11
Index	5.46	7.72	4.36	4.40	7.72	23.81	30.28

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

The Bloomberg U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/23)	(08/31/23)	the Period	(a)	(03/01/23)	(08/31/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,052.40	$ 1.81		$ 1,000.00	$ 1,023.40	$ 1.78		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Baa	1.1%
Ba	40.4
B	46.5
Caa	5.7
Ca	1.4
Not Rated	4.9

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)

1-5 Years	54.5%
5-10 Years	41.9
10-15 Years	1.9
15-20 Years	0.2
More than 20 Years	1.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment-grade corporate bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.46%	2.20%	2.25%	1.84%	2.20%	11.79%	11.88%
Fund Market	2.45	2.50	2.18	1.86	2.50	11.40	11.97
Index	2.55	2.44	2.42	2.01	2.44	12.71	12.97

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

The Bloomberg U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/23)	(08/31/23)	the Period	(a)	(03/01/23)	(08/31/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,024.60	$ 0.92		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Aaa	0.7%
Aa	3.0
A	20.1
Baa	69.6
Ba	6.0
Not Rated	0.6

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)

1-5 Years	17.2%
5-10 Years	56.9
10-15 Years	6.5
15-20 Years	4.3
More than 20 Years	15.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2023	iShares® USD Bond Factor ETF

Investment Objective

The iShares USD Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the BlackRock USD Bond Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.12%	(0.69)%	(6.80)%	(0.69)%	(12.45)%
Fund Market	1.15	(0.60)	(6.74)	(0.60)	(12.34)
Index	1.25	(0.45)	(6.63)	(0.45)	(12.13)

The inception date of the Fund was October 12, 2021. The first day of secondary market trading was October 14, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(03/01/23)	(08/31/23)	the Period	(a)	(03/01/23)	(08/31/23)	the Period	(a)	Ratio

$ 1,000.00	$ 1,011.20	$ 0.86		$ 1,000.00	$ 1,024.30	$ 0.87		0.17%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

	Percent of
Moody’s Credit Rating*	Total Investments	(a)

Aaa	26.4%
Aa	15.3
A	16.9
Baa	30.2
Ba	3.2
B	1.9
Caa	0.2
Not Rated	5.9

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)

0-1 Year	0.8%
1-5 Years	30.0
5-10 Years	23.8
10-15 Years	3.9
15-20 Years	5.6
More than 20 Years	35.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) August 31, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$1,285	$1,120,212

Aerospace & Defense — 1.9%
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	275	257,813
5.75%, 10/15/27 (Call 07/15/27)(a)	1,465	1,422,244
Spirit AeroSystems Inc.
7.50%, 04/15/25 (Call 10/02/23)(a)	1,375	1,357,960
9.38%, 11/30/29 (Call 11/30/25)(a)	430	448,109
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 09/17/23)	225	228,824

		3,714,950

Agriculture — 0.7%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	1,475	1,284,051

Airlines — 2.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	1,555	1,435,920
American Airlines Inc., 11.75%, 07/15/25(a)	1,155	1,264,198
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(b)	575	543,087
7.38%, 01/15/26 (Call 12/15/25)(b)	950	977,405

		4,220,610

Auto Manufacturers — 3.2%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	386	372,809
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	682	692,672
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)(b)	715	561,463
7.45%, 07/16/31(b)	45	47,441
9.63%, 04/22/30 (Call 01/22/30)	270	312,270
Ford Motor Credit Co. LLC
4.13%, 08/04/25	1,510	1,438,163
5.13%, 06/16/25 (Call 05/16/25)	1,145	1,114,671
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	800	698,007
5.50%, 07/15/29 (Call 07/15/24)(a)	690	599,528
5.88%, 01/15/28 (Call 01/15/24)(a)	325	299,335
7.75%, 10/15/25 (Call 10/02/23)(a)	175	175,619

		6,311,978

Banks — 0.8%
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	100	76,210
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(b)(c)	700	466,492
5.71%, 01/15/26(a)(b)	1,065	1,023,690

		1,566,392

Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)(b)	1,040	1,013,933

Chemicals — 2.7%
Avient Corp., 5.75%, 05/15/25 (Call 10/02/23)(a)	65	64,135
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	895	801,267
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	1,210	994,100

Security	Par (000)	Value

Chemicals (continued)
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	$245	$223,180
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)	155	159,879
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 10/02/23)(a)	18	17,683
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	1,450	1,160,515
6.50%, 09/27/28 (Call 06/27/28)	555	499,564
8.75%, 05/03/29 (Call 03/03/29)(a)	275	268,469
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	1,375	1,133,049

		5,321,841

Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	810	689,277
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	345	351,941

		1,041,218

Commercial Services — 7.7%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	762	665,089
4.88%, 07/15/32(a)(b)	1,220	1,052,372
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	428	398,895
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	900	775,344
6.75%, 02/15/27 (Call 10/02/23)(a)	852	827,888
Cimpress PLC, 7.00%, 06/15/26 (Call 09/18/23)(b)	1,175	1,101,562
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	825	696,194
Graham Holdings Co., 5.75%, 06/01/26 (Call 09/11/23)(a)	159	155,196
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)(b)	1,767	1,452,816
Korn Ferry, 4.63%, 12/15/27 (Call 10/02/23)(a)	345	320,871
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	1,750	1,486,160
5.75%, 11/01/28 (Call 11/01/23)(a)	340	254,684
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	1,400	1,269,593
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	1,078	1,057,890
6.25%, 01/15/28 (Call 10/02/23)(a)(b)	1,005	957,163
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	725	658,663
United Rentals North America Inc., 4.88%, 01/15/28 (Call 09/11/23)(b)	640	608,929
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	1,005	695,963
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	945	792,770

		15,228,042

Computers — 0.6%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)(b)	930	767,464
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	406	320,297

		1,087,761

Cosmetics & Personal Care — 0.8%
Coty Inc., 5.00%, 04/15/26 (Call 10/02/23)(a)	960	922,829
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	755	691,768

		1,614,597

Diversified Financial Services — 8.2%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	361	332,301
6.88%, 04/15/30 (Call 04/15/25)(a)	540	495,269
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	2,328	1,712,507

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 10/01/31 (Call 10/01/26)(a)	$53	$35,682
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 09/11/23)(b)	345	335,802
goeasy Ltd., 5.38%, 12/01/24 (Call 10/03/23)(a)(b)	780	769,239
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	960	813,189
5.50%, 08/15/28 (Call 10/02/23)(a)	215	194,829
5.75%, 11/15/31 (Call 11/15/26)(a)	985	850,106
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(b)	25	21,595
6.63%, 01/15/28 (Call 07/15/27)(b)	115	107,525
6.88%, 03/15/25	995	990,002
7.13%, 03/15/26(b)	1,465	1,441,184
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	400	331,106
5.38%, 10/15/25 (Call 10/02/23)(a)	705	682,320
5.75%, 09/15/31 (Call 09/15/26)(a)	820	689,209
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	170	144,693
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	1,800	1,465,137
4.00%, 10/15/33 (Call 10/15/27)(a)	475	375,561
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	810	720,900
4.20%, 10/29/25 (Call 09/29/25)(b)	780	733,559
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)(b)	1,185	1,089,564
United Wholesale Mortgage LLC
5.50%, 04/15/29 (Call 04/15/24)(a)	1,190	1,032,325
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	780	718,635

		16,082,239

Electric — 3.2%
Drax Finco PLC, 6.63%, 11/01/25 (Call 09/11/23)(a)	711	697,309
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)(b)	380	251,513
Series C, 5.10%, 07/15/47 (Call 01/15/47)	459	399,439
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)(b)	345	319,059
NRG Energy Inc.
3.88%, 02/15/32 (Call 02/15/27)(a)	1,325	1,025,183
5.75%, 01/15/28 (Call 09/18/23)(b)	627	593,189
PG&E Corp.
5.00%, 07/01/28 (Call 09/11/23)(b)	1,515	1,393,660
5.25%, 07/01/30 (Call 07/01/25)(b)	360	319,832
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/11/23)(a)	830	800,590
5.63%, 02/15/27 (Call 09/11/23)(a)	480	462,101

		6,261,875

Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 10/02/23)(a)	900	770,841
4.75%, 06/15/28 (Call 10/02/23)(a)	1,010	891,776

		1,662,617

Engineering & Construction — 1.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	1,200	1,151,323
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 10/02/23)(a)	375	360,000
Tutor Perini Corp., 6.88%, 05/01/25 (Call 09/18/23)(a)(b)	860	777,754

		2,289,077

Security	Par (000)	Value

Entertainment — 1.7%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	$633	$432,061
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 10/02/23)(a)	1,195	1,195,926
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	1,990	1,626,737

		3,254,724

Environmental Control — 0.7%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	1,078	952,304
5.13%, 12/15/26 (Call 10/03/23)(a)(b)	486	470,261

		1,422,565

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (Call 02/20/27)(b)	661	611,234
5.88%, 08/20/26 (Call 05/20/26)	130	123,331

		734,565

Health Care - Products — 0.2%
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	445	475,091

Health Care - Services — 1.4%
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	610	485,769
4.63%, 06/01/30 (Call 06/01/25)(a)	1,735	1,488,202
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	840	822,150

		2,796,121

Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	405	371,935

Home Builders — 0.8%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	925	763,950
6.25%, 09/15/27 (Call 10/03/23)(a)(b)	940	862,695

		1,626,645

Housewares — 0.4%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	1,072	869,947

Insurance — 0.2%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	336	338,275

Internet — 0.8%
Gen Digital Inc., 5.00%, 04/15/25 (Call 09/11/23)(a)	855	838,148
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 09/11/23)(a)	1,175	812,219

		1,650,367

Iron & Steel — 1.6%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 10/02/23)(b)	740	712,632
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 10/02/23)(a)	938	935,672
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	785	787,807
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	665	662,440

		3,098,551

Leisure Time — 4.4%
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(a)	726	655,488
7.63%, 03/01/26 (Call 03/01/24)(a)	1,798	1,792,541
9.88%, 08/01/27 (Call 02/01/24)(a)	545	576,075
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	195	207,700
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)(b)	1,545	1,497,179

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	$20	$18,032
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	805	750,541
5.50%, 08/31/26 (Call 02/28/26)(a)	1,805	1,729,582
11.63%, 08/15/27 (Call 08/15/24)(a)	585	637,431
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	895	745,953

		8,610,522

Lodging — 1.5%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	835	744,255
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	66	63,899
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	1,065	916,603
6.63%, 07/31/26 (Call 04/30/26)(a)	885	878,327
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	175	165,641
5.50%, 03/01/25 (Call 12/01/24)(a)	187	184,734

		2,953,459

Machinery — 1.3%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	902	708,070
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	635	619,125
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	1,335	1,198,512

		2,525,707

Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	1,100	1,006,007

Media — 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	1,670	1,278,881
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	1,460	1,152,481
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	200	165,500
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 10/02/23)(a)	1,605	1,422,380
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	971	842,343
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	505	393,047
4.13%, 07/01/30 (Call 07/01/25)(a)	1,080	880,448
5.50%, 07/01/29 (Call 07/01/24)(a)	1,530	1,377,391
TEGNA Inc.
4.63%, 03/15/28 (Call 10/02/23)	1,675	1,496,048
5.00%, 09/15/29 (Call 09/15/24)	520	457,600
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 09/11/23)(a)	1,600	1,460,800
Townsquare Media Inc., 6.88%, 02/01/26 (Call 10/02/23)(a)(b)	790	760,375
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	1,680	1,386,588
UPC Holding BV, 5.50%, 01/15/28 (Call 09/11/23)(a)	255	226,950
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	1,360	1,182,594
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/24)(a)	500	227,574

		14,711,000

Mining — 4.2%
Azul Secured Finance LLP
10.88%, 05/28/30(a)	645	549,430
11.93%, 08/28/28(a)(b)	1,170	1,161,106
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	900	768,843
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)(b)	855	750,262

Security	Par (000)	Value

Mining (continued)
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 09/11/23)(a)(b)	$800	$788,096
7.50%, 04/01/25 (Call 09/11/23)(a)	1,339	1,336,822
Hecla Mining Co., 7.25%, 02/15/28 (Call 09/18/23)	625	613,703
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	835	645,873
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)(b)	980	861,175
4.50%, 11/16/29 (Call 11/16/25)(a)(b)	930	732,375

		8,207,685

Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	750	663,241

Oil & Gas — 10.1%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	546	559,545
Baytex Energy Corp.
8.50%, 04/30/30(a)	950	963,249
8.75%, 04/01/27 (Call 10/03/23)(a)	680	695,913
California Resources Corp., 7.13%, 02/01/26 (Call 10/02/23)(a)(b)	855	857,196
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	396	375,820
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	480	457,136
7.25%, 03/14/27 (Call 10/02/23)(a)	469	468,520
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	725	723,652
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)(b)	695	650,295
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	640	654,701
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	820	836,966
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	710	648,122
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(b)	415	421,445
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	745	695,644
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 10/02/23)(a)	1,055	1,039,301
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 10/02/23)(a)	1,010	967,321
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 09/11/23)(a)	1,045	958,787
7.50%, 03/01/28 (Call 03/01/24)(a)	770	677,677
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 09/11/23)(a)	165	159,843
Matador Resources Co., 5.88%, 09/15/26 (Call 09/18/23)	1,473	1,436,673
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	1,100	1,102,651
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 10/02/23)(a)	365	359,751
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	500	458,735
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 10/02/23)(b)	696	658,353
7.25%, 06/15/25 (Call 09/13/23)(b)	975	975,067
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 10/02/23)	435	430,451
Talos Production Inc., 12.00%, 01/15/26 (Call 09/18/23)(b)	880	917,400
Tullow Oil PLC, 10.25%, 05/15/26 (Call 10/02/23)(a)	950	782,838

		19,933,052

Oil & Gas Services — 2.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 10/02/23)(a)	280	267,301

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
6.88%, 04/01/27 (Call 10/02/23)(a)	$670	$658,711
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	376	351,703
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	840	722,898
USA Compression Partners LP/USA Compression
Finance Corp. 6.88%, 04/01/26 (Call 10/02/23)	1,035	1,023,377
6.88%, 09/01/27 (Call 10/02/23)	595	580,022
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	1,445	1,479,979

		5,083,991

Packaging & Containers — 0.7%
Berry Global Inc., 5.63%, 07/15/27 (Call 10/02/23)(a)(b)	710	695,977
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 10/02/23)(a)	820	715,085

		1,411,062

Pharmaceuticals — 1.5%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 10/03/23)(a)	499	277,569
Bausch Health Companies Inc. 6.13%, 02/01/27 (Call 02/01/24)(a)	622	408,965
6.25%, 02/15/29 (Call 02/15/24)(a)	165	72,187
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	1,080	1,065,150
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	1,275	1,118,596

		2,942,467

Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream
Finance Corp. 5.75%, 03/01/27 (Call 09/18/23)(a)	790	765,679
7.88%, 05/15/26 (Call 09/18/23)(a)	744	756,937
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 10/02/23)	557	552,282
8.00%, 04/01/29 (Call 04/01/24)(a)	635	656,156
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	595	575,853
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	565	512,877
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 09/18/23)(a)	750	703,549
New Fortress Energy Inc. 6.50%, 09/30/26 (Call 10/02/23)(a)	1,570	1,459,351
6.75%, 09/15/25 (Call 09/21/23)(a)	438	423,318

		6,406,002

Real Estate — 0.6%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	260	214,500
Kennedy-Wilson Inc. 4.75%, 03/01/29 (Call 03/01/24)	1,055	847,713
4.75%, 02/01/30 (Call 09/01/24)(b)	245	188,741

		1,250,954

Real Estate Investment Trusts — 5.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	915	717,561
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/27 (Call 10/02/23)(a)(b)	367	306,445
5.75%, 05/15/26 (Call 09/11/23)(a)	1,521	1,395,266

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(a)(b)	$270	$231,943
5.25%, 03/15/28 (Call 09/11/23)(a)	120	112,508
5.63%, 07/15/32 (Call 07/15/26)(a)	315	282,675
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)(b)	1,100	983,483
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer 4.88%, 05/15/29 (Call 05/15/24)(a)	140	121,450
5.88%, 10/01/28 (Call 10/02/23)(a)(b)	1,014	937,927
7.50%, 06/01/25 (Call 10/02/23)(a)	545	545,620
RLJ Lodging Trust LP 3.75%, 07/01/26 (Call 10/02/23)(a)	735	673,444
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	825	689,935
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	765	664,955
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.50%, 02/15/29 (Call 02/15/24)(a)	975	665,438
10.50%, 02/15/28 (Call 09/15/25)(a)	1,415	1,411,653
XHR LP, 6.38%, 08/15/25 (Call 09/11/23)(a)	697	688,631

		10,428,934

Retail — 5.7%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	775	636,500
Bath & Body Works Inc. 6.75%, 07/01/36(b)	690	636,950
6.88%, 11/01/35(b)	1,405	1,313,730
Brinker International Inc., 8.25%, 07/15/30 (Call 06/27/26)(a)	510	501,075
Carvana Co. 5.50%, 04/15/27 (Call 04/15/24)(a)	1,075	784,750
5.63%, 10/01/25 (Call 09/11/23)(a).	675	586,917
5.88%, 10/01/28 (Call 10/02/23)(a)	950	584,250
10.25%, 05/01/30 (Call 05/01/27)(a)	375	290,702
FirstCash Inc. 4.63%, 09/01/28 (Call 10/02/23)(a)	769	683,957
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	860	780,735
Gap Inc. (The) 3.63%, 10/01/29 (Call 10/01/24)(a)(b)	1,590	1,210,440
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	765	554,361
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	650	478,563
Macy’s Retail Holdings LLC, 6.13%, 03/15/32 (Call 03/15/27)(a)(b)	410	351,575
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	382	242,570
QVC Inc. 4.38%, 09/01/28 (Call 06/01/28)	1,140	644,999
4.45%, 02/15/25 (Call 11/15/24)(b)	215	193,292
4.75%, 02/15/27 (Call 11/15/26)(b)	1,300	858,125

		11,333,491

Software — 1.1%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	910	814,654
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	1,759	1,451,181

		2,265,835

Telecommunications — 1.0%
Frontier Communications Holdings LLC 6.75%, 05/01/29 (Call 05/01/24)(a)	1,290	1,001,124
8.63%, 03/15/31 (Call 03/15/26)(a)	200	192,610
8.75%, 05/15/30 (Call 05/15/25)(a)	853	829,060

		2,022,794

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(a)	$1,555	$1,444,462
6.50%, 10/01/25 (Call 10/02/23)(a)	285	281,418

		1,725,880

Total Long-Term Investments — 96.3% (Cost: $193,058,217)		189,942,262

Short-Term Securities

Money Market Funds — 23.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(d)(e)(f)	43,391	43,403,529
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	2,680	2,680,000

Total Short-Term Securities — 23.4% (Cost: $46,072,844)		46,083,529

Security	Par/ Shares (000)	Value

Money Market Funds (continued)

Total Investments — 119.7% (Cost: $239,131,061)		$236,025,791

Liabilities in Excess of Other Assets — (19.7)%		(38,897,444)

NetAssets — 100.0%		$197,128,347

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,449,304	$18,962,419	(a)	$—	$(4,647)	$(3,547)	$43,403,529	43,391	$132,996	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,280,000	1,400,000	(a)	—	—	—	2,680,000	2,680	32,230		—

					$(4,647)	$(3,547)	$46,083,529		$165,226		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$189,942,262	$—	$189,942,262
Short-Term Securities
Money Market Funds	46,083,529	—	—	46,083,529

	$46,083,529	$189,942,262	$—	$236,025,791

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
Boeing Co. (The) 3.25%, 02/01/35 (Call 11/01/34)(a)	$625	$501,770
5.15%, 05/01/30 (Call 02/01/30)	1,223	1,203,230
5.71%, 05/01/40 (Call 11/01/39)	164	159,438
5.93%, 05/01/60 (Call 11/01/59)	770	743,263
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	1,200	1,153,773
Northrop Grumman Corp., 4.75%, 06/01/43	285	258,869
RTX Corp. 4.50%, 06/01/42	905	789,285
4.88%, 10/15/40	290	265,250

		5,074,878

Agriculture — 2.4%
Altria Group Inc. 3.40%, 05/06/30 (Call 02/06/30)	130	114,204
5.38%, 01/31/44(a)	1,023	949,882
5.80%, 02/14/39 (Call 08/14/38)	1,027	1,000,655
BAT Capital Corp. 2.73%, 03/25/31 (Call 12/25/30)	685	542,360
4.74%, 03/16/32 (Call 12/16/31)	110	99,454
4.91%, 04/02/30 (Call 01/02/30)	314	295,708
7.75%, 10/19/32 (Call 07/19/32)	270	292,986
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	226	214,255
Philip Morris International Inc. 5.38%, 02/15/33 (Call 11/15/32)	620	612,227
6.38%, 05/16/38	995	1,068,876
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	397	367,194
5.85%, 08/15/45 (Call 02/15/45)	748	649,764

		6,207,565

Auto Parts & Equipment — 0.4%
Aptiv PLC, 3.25%, 03/01/32 (Call 12/01/31)(a)	1,150	975,172

Banks — 15.2%
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	1,473	1,263,702
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	1,380	1,211,529
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	1,000	936,075
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	300	282,826
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	603	563,512
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	1,410	1,298,175
4.30%, (Call 01/28/25), (3-mo. SOFR + 2.926%)(a)(b)(c)	1,090	988,724
6.10%, (Call 03/17/25), (3-mo. SOFR + 4.160%)(b)(c)	1,215	1,194,269
Bank of New York Mellon Corp. (The), Series F, 4.63%, (Call 09/20/26), (3-mo. SOFR + 3.393%)(b)(c)	1,400	1,256,239
Citigroup Inc. 3.30%, 04/27/25	1,205	1,164,006
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	359	330,618

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc., 3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	$1,278	$1,182,540
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(b)	274	227,842
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	1,323	1,246,471
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	1,502	1,352,111
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	1,320	1,239,721
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	750	708,061
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	365	348,426
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	680	714,423
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	1,545	1,217,729
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	1,470	1,260,154
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	522	414,374
Series HH, 4.60%, (Call 02/01/25), (3-mo. SOFR + 3.125%)(b)(c)	1,396	1,309,727
Manufacturers & Traders Trust Co. 4.70%, 01/27/28 (Call 12/27/27)	1,398	1,306,898
5.40%, 11/21/25 (Call 10/21/25)	294	287,152
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	1,274	1,072,295
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	1,261	1,166,579
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	1,360	1,208,533
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	1,333	1,236,400
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	1,310	1,244,045
PNC Financial Services Group Inc. (The)
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(b)	1,200	1,190,165
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	1,193	1,211,924
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,013	946,548
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	1,445	1,236,556
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	1,165	1,089,114
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	580	542,621
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	1,270	1,194,990
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	595	579,535
5.88%, (Call 06/15/25), (3-mo. LIBOR US + 3.990%)(a)(b)(c)	1,210	1,199,413

		38,424,022

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	$1,145	$1,095,890
Anheuser-Busch InBev Worldwide Inc. 5.45%, 01/23/39 (Call 07/23/38)	100	101,512
8.20%, 01/15/39	412	526,570

		1,723,972

Biotechnology — 2.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	504	424,077
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	1,540	1,267,771
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	580	508,050
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	1,105	1,016,468
5.65%, 12/01/41 (Call 06/01/41)	520	530,311
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	490	393,200
5.75%, 12/13/27 (Call 11/13/27)	195	194,501
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	1,505	1,197,748
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,355	1,234,284
1.75%, 09/02/27 (Call 07/02/27)	105	90,589
2.15%, 09/02/31 (Call 06/02/31)	35	27,160
3.55%, 09/02/50 (Call 03/02/50)(a)	125	81,723

		6,965,882

Building Materials — 0.5%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,155	932,530
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)	395	393,430

		1,325,960

Chemicals — 1.4%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	366	344,525
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	552	526,450
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	501	491,129
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	315	310,680
FMC Corp., 5.65%, 05/18/33 (Call 02/18/33)	300	286,040
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)	1,035	958,467
LYB International Finance BV, 4.88%, 03/15/44
(Call 09/15/43)(a)	499	422,651
LYB International Finance III LLC, 5.63%, 05/15/33
(Call 02/15/33)	150	148,560
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	55	43,172

		3,531,674

Commercial Services — 1.5%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	960	752,374
Global Payments Inc. 2.15%, 01/15/27 (Call 12/15/26)	950	846,664
3.20%, 08/15/29 (Call 05/15/29)	530	461,381
5.30%, 08/15/29 (Call 06/15/29)	325	317,215
Quanta Services Inc. 2.35%, 01/15/32 (Call 10/15/31)	155	122,613
2.90%, 10/01/30 (Call 07/01/30)	1,425	1,201,692

		3,701,939

Computers — 2.2%
Apple Inc., 2.40%, 08/20/50 (Call 02/20/50)(a)	868	558,275

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp. 8.10%, 07/15/36 (Call 01/15/36)	$1,055	$1,212,073
8.35%, 07/15/46 (Call 01/15/46)	590	723,611
HP Inc. 3.40%, 06/17/30 (Call 03/17/30)	180	157,175
5.50%, 01/15/33 (Call 10/15/32)	920	893,134
6.00%, 09/15/41(a)	535	526,849
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	502	397,578
4.38%, 05/15/30 (Call 02/15/30)	977	900,611
5.75%, 03/15/33 (Call 12/15/32)	50	49,687
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	190	156,781

		5,575,774

Distribution & Wholesale — 0.5%
LKQ Corp. 5.75%, 06/15/28 (Call 05/15/28)(d)	925	917,129
6.25%, 06/15/33 (Call 03/15/33)(d)	365	362,381

		1,279,510

Diversified Financial Services — 1.8%
American Express Co., 3.55%, (Call 09/15/26),
(5-year CMT + 2.854%)(b)(c)	1,507	1,254,578
Charles Schwab Corp. (The) 1.15%, 05/13/26 (Call 04/13/26)	545	485,163
2.45%, 03/03/27 (Call 02/03/27)	64	57,596
5.38%, (Call 06/01/25), (5-year CMT + 4.971%)(a)(b)(c)	1,343	1,295,995
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	450	450,350
Raymond James Financial Inc., 4.95%, 07/15/46	585	509,606
Visa Inc., 2.00%, 08/15/50 (Call 02/15/50)(a)	815	481,939

		4,535,227

Electric — 11.7%
Ameren Illinois Co. 3.85%, 09/01/32 (Call 06/01/32)	340	307,243
4.95%, 06/01/33 (Call 03/01/33)	335	328,107
Avangrid Inc. 3.20%, 04/15/25 (Call 03/15/25)	615	588,545
3.80%, 06/01/29 (Call 03/01/29)	950	862,218
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/33 (Call 01/01/33)	300	294,958
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	105	99,548
Commonwealth Edison Co. 3.00%, 03/01/50 (Call 09/01/49)	275	182,080
4.00%, 03/01/48 (Call 09/01/47)	150	120,795
Connecticut Light & Power Co. (The), 4.00%, 04/01/48
(Call 10/01/47)	960	781,547
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	168	115,544
Dominion Energy Inc. 4.35%, (Call 01/15/27), (5-year CMT + 3.195%)(a)(b)(c)	1,435	1,212,211
Series B, 4.65%, (Call 12/15/24),
(5-year CMT + 2.993%)(a)(b)(c)	1,135	1,032,850
DTE Electric Co. 2.95%, 03/01/50 (Call 09/01/49)	165	109,480
5.20%, 04/01/33 (Call 01/01/33)	360	361,343
Series A, 3.00%, 03/01/32 (Call 12/01/31)	245	209,198
Duke Energy Carolinas LLC 2.85%, 03/15/32 (Call 12/15/31)	330	278,467
3.20%, 08/15/49 (Call 02/15/49)	875	601,357
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	165	120,748

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC, 2.40%, 12/15/31
(Call 09/15/31)	$575	$469,265
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	370	225,629
5.40%, 04/01/53 (Call 10/01/52)	285	277,011
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	265	180,501
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	480	382,132
3.40%, 04/01/32 (Call 01/01/32)	335	294,527
3.45%, 03/15/29 (Call 12/15/28)	330	303,143
Edison International
5.25%, 11/15/28 (Call 10/15/28)	380	370,987
6.95%, 11/15/29 (Call 09/15/29)	320	337,339
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,500	1,174,037
Enel Finance International NV, 4.63%, 06/15/27 (Call 05/15/27)(d)	1,005	969,680
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	345	274,484
4.00%, 03/15/33 (Call 12/15/32)	683	612,798
4.20%, 09/01/48 (Call 03/01/48)	308	246,906
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	920	800,429
Evergy Kansas Central Inc., 3.45%, 04/15/50
(Call 10/15/49)	225	158,660
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	1,210	1,118,033
Florida Power & Light Co. 2.45%, 02/03/32 (Call 11/03/31)	1,325	1,098,579
3.15%, 10/01/49 (Call 04/01/49)	145	101,221
3.95%, 03/01/48 (Call 09/01/47)	895	726,719
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,245	1,154,770
Georgia Power Co., 4.30%, 03/15/42	90	75,322
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	238	163,886
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	990	991,943
Oncor Electric Delivery Co. LLC 3.10%, 09/15/49 (Call 03/15/49)	305	207,128
4.55%, 09/15/32 (Call 06/15/32)	440	419,116
Pacific Gas and Electric Co.
5.90%, 06/15/32 (Call 03/15/32)	327	313,003
6.10%, 01/15/29 (Call 12/15/28)	1,070	1,057,434
6.15%, 01/15/33 (Call 10/15/32)	540	525,875
6.40%, 06/15/33 (Call 03/15/33)	305	300,839
Public Service Co. of Colorado, 1.88%, 06/15/31
(Call 12/15/30)	1,198	945,347
Public Service Electric & Gas Co., 3.10%, 03/15/32
(Call 12/15/31)(a)	262	227,339
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	740	482,996
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	75	63,864
Sempra Energy, 4.88%, (Call 10/15/25),
(5-year CMT + 4.550%)(a)(b)(c)	1,144	1,081,984
Southern California Edison Co., 5.95%, 11/01/32
(Call 08/01/32)	875	906,936
Southern California Gas Co., 5.20%, 06/01/33
(Call 03/01/33)	450	441,895
Southern Co. (The) 4.40%, 07/01/46 (Call 01/01/46)	755	621,759
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(b)	1,345	1,247,240

Security	Par (000)	Value

Electric (continued)
Union Electric Co. 2.15%, 03/15/32 (Call 12/15/31)	$385	$304,584
2.63%, 03/15/51 (Call 09/15/50)	405	247,219

		29,508,798
Electronics — 0.8%
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	300	286,616
TD SYNNEX Corp. 1.75%, 08/09/26 (Call 07/09/26)	520	458,370
2.38%, 08/09/28 (Call 06/09/28)	430	356,888
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	985	994,585

		2,096,459

Engineering & Construction — 0.3%
Jacobs Engineering Group Inc. 5.90%, 03/01/33 (Call 12/01/32)	335	331,444
6.35%, 08/18/28 (Call 07/18/28)	330	335,557

		667,001

Food — 1.1%
Conagra Brands Inc. 4.85%, 11/01/28 (Call 08/01/28)	284	276,467
5.30%, 11/01/38 (Call 05/01/38)	1,015	937,530
Sysco Corp. 5.95%, 04/01/30 (Call 01/01/30)	825	854,424
6.60%, 04/01/50 (Call 10/01/49)	607	669,259
		2,737,680

Gas — 0.8%
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	345	277,515
5.50%, 01/15/26 (Call 12/15/25)	145	143,615
NiSource Inc. 3.60%, 05/01/30 (Call 02/01/30)	615	551,176
4.38%, 05/15/47 (Call 11/15/46)	1,180	967,878

		1,940,184

Health Care - Products — 2.3%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30).	1,105	949,270
HCA Inc. 3.13%, 03/15/27 (Call 02/15/27)	70	64,332
3.63%, 03/15/32 (Call 12/15/31)	1,035	890,174
Revvity Inc. 2.25%, 09/15/31 (Call 06/15/31)	375	295,249
3.30%, 09/15/29 (Call 06/15/29)	1,196	1,063,396
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	1,570	1,242,227
STERIS Irish FinCo UnLtd Co. 2.70%, 03/15/31 (Call 12/15/30)(a)	510	422,135
3.75%, 03/15/51 (Call 09/15/50)	495	361,043
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)	780	635,402

		5,923,228

Health Care - Services — 2.0%
Centene Corp. 2.45%, 07/15/28 (Call 05/15/28)	1,423	1,218,327
3.38%, 02/15/30 (Call 02/15/25)	705	603,337
Elevance Health Inc., 4.65%, 01/15/43	300	266,567
HCA Inc. 3.38%, 03/15/29 (Call 01/15/29)	315	280,843
4.13%, 06/15/29 (Call 03/15/29)	1,300	1,200,819
5.13%, 06/15/39 (Call 12/15/38)	40	36,284
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	140	124,449

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.95%, 10/01/44 (Call 04/01/44)	$342	$303,118
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(d)	800	797,030
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	173	148,223

		4,978,997

Holding Companies - Diversified — 2.4%
Ares Capital Corp. 3.20%, 11/15/31 (Call 08/15/31)	391	303,810
3.88%, 01/15/26 (Call 12/15/25)	1,363	1,274,892
Blackstone Secured Lending Fund 2.85%, 09/30/28 (Call 07/30/28)	470	388,207
3.63%, 01/15/26 (Call 12/15/25)	1,065	986,557
Blue Owl Capital Corp. 2.88%, 06/11/28 (Call 04/11/28)	165	136,328
3.40%, 07/15/26 (Call 06/15/26)	1,395	1,256,481
FS KKR Capital Corp. 3.13%, 10/12/28 (Call 08/12/28)(a)	1,140	931,121
3.40%, 01/15/26 (Call 12/15/25)	480	440,142
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	420	369,070

		6,086,608

Home Builders — 0.7%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	765	741,762
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,295	1,108,225

		1,849,987

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	150	146,632

Insurance — 3.7%
American International Group Inc. 5.13%, 03/27/33 (Call 12/27/32)(a)	915	885,038
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	710	670,418
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)	475	379,717
4.20%, 03/17/32 (Call 12/17/31)	380	340,084
CNA Financial Corp. 3.90%, 05/01/29 (Call 02/01/29)	155	144,257
5.50%, 06/15/33 (Call 03/15/33)	300	293,775
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50
(Call 04/15/50)	925	633,837
Fairfax Financial Holdings Ltd. 3.38%, 03/03/31 (Call 12/03/30)	380	318,510
5.63%, 08/16/32 (Call 05/16/32)	1,015	979,621
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)	430	341,947
3.40%, 06/15/30 (Call 03/15/30)(a)	235	204,230
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	475	364,211
Markel Group Inc. 3.45%, 05/07/52 (Call 11/07/51)	400	271,310
5.00%, 05/20/49 (Call 11/20/48)	190	166,294
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)	440	306,738
Prudential Financial Inc. 3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	776	660,373
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	1,200	1,136,208

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc. 4.50%, 09/15/28 (Call 06/15/28)	$178	$169,657
4.65%, 06/15/27 (Call 05/15/27)	915	886,090
5.35%, 05/15/33 (Call 02/15/33)	360	347,510

		9,499,825

Internet — 0.9%
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	2,080	1,245,068
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	1,135	929,235

		2,174,303

Iron & Steel — 0.6%
ArcelorMittal SA 6.55%, 11/29/27 (Call 10/29/27)	188	192,806
6.80%, 11/29/32 (Call 08/29/32)	1,200	1,232,829

		1,425,635

Lodging — 0.4%
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,205	1,141,870

Machinery — 0.6%
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	300	290,351
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	1,259	1,214,361

		1,504,712

Manufacturing — 1.0%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	1,140	964,634
General Electric Co. 5.88%, 01/14/38	285	299,430
6.75%, 03/15/32(a)	1,059	1,180,977
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	225	194,641

		2,639,682

Media — 0.7%
Comcast Corp., 1.95%, 01/15/31 (Call 10/15/30)	330	266,826
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	65	55,081
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	80	77,174
5.48%, 01/25/39 (Call 07/25/38)	1,158	1,050,940
Walt Disney Co. (The), 6.65%, 11/15/37	198	223,126

		1,673,147

Mining — 1.0%
Freeport-McMoRan Inc. 4.63%, 08/01/30 (Call 08/01/25)	220	203,465
5.45%, 03/15/43 (Call 09/15/42)	425	381,456
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	783	702,673
Southern Copper Corp. 5.25%, 11/08/42	65	60,118
5.88%, 04/23/45(a)	678	667,273
6.75%, 04/16/40	535	580,539

		2,595,524

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	108	97,898
3.28%, 12/01/28 (Call 10/01/28)	370	324,461
3.57%, 12/01/31 (Call 09/01/31)	1,230	1,040,053

		1,462,412

Oil & Gas — 3.0%
BP Capital Markets PLC 4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(a)(b)(c)	1,280	1,224,640

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(b)(c)	$1,317	$1,192,694
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	1,315	1,244,026
Diamondback Energy Inc., 6.25%, 03/15/33
(Call 12/15/32)	66	68,202
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	300	298,669
Occidental Petroleum Corp. 7.50%, 05/01/31	560	606,761
8.88%, 07/15/30 (Call 01/15/30)	1,088	1,247,338
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)(a)	585	474,082
Valero Energy Corp., 6.63%, 06/15/37	1,065	1,133,525

		7,489,937

Packaging & Containers — 0.5%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	184	174,416
5.63%, 05/26/33 (Call 02/26/33)	230	228,229
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	1,172	953,565

		1,356,210

Pharmaceuticals — 2.9%
AbbVie Inc. 4.50%, 05/14/35 (Call 11/14/34)	597	561,654
4.70%, 05/14/45 (Call 11/14/44)	455	409,192
4.85%, 06/15/44 (Call 12/15/43)	100	91,420
AstraZeneca PLC, 6.45%, 09/15/37	923	1,038,220
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	1,414	1,189,417
Cigna Group (The) 4.80%, 08/15/38 (Call 02/15/38)	20	18,436
4.80%, 07/15/46 (Call 01/16/46)	1,109	984,647
4.90%, 12/15/48 (Call 06/15/48)	91	81,147
CVS Health Corp. 3.25%, 08/15/29 (Call 05/15/29)	545	487,129
4.78%, 03/25/38 (Call 09/25/37)	1,114	997,651
5.13%, 07/20/45 (Call 01/20/45)	152	135,404
Johnson & Johnson 2.25%, 09/01/50 (Call 03/01/50)(a)	1,905	1,200,508
2.45%, 09/01/60 (Call 03/01/60)	100	61,390
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	200	181,323

		7,437,538

Pipelines — 8.4%
Boardwalk Pipelines LP 3.40%, 02/15/31 (Call 11/15/30)	185	157,726
3.60%, 09/01/32 (Call 06/01/32)	335	281,671
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(a)	265	240,909
5.13%, 06/30/27 (Call 01/01/27)	1,235	1,221,871
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,330	1,251,939
Cheniere Energy Partners LP 4.00%, 03/01/31 (Call 03/01/26)	270	238,371
4.50%, 10/01/29 (Call 10/01/24)	1,345	1,241,027
Enbridge Inc. 5.50%, 07/15/77 (Call 07/15/27), (3-mo. SOFR + 3.680%)(b)	1,245	1,117,833
6.25%, 03/01/78 (Call 03/01/28), (3-mo. SOFR + 3.903%)(b)	885	824,347
Energy Transfer LP 4.95%, 05/15/28 (Call 02/15/28)	746	724,711
5.25%, 04/15/29 (Call 01/15/29)	1,235	1,206,631

Security	Par (000)	Value

Pipelines (continued)
5.75%, 02/15/33 (Call 11/15/32)	$515	$512,030
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	1,445	1,271,369
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	1,124	1,071,441
5.30%, 12/01/34 (Call 06/01/34)	326	310,063
MPLX LP 2.65%, 08/15/30 (Call 05/15/30)	100	82,993
4.50%, 04/15/38 (Call 10/15/37)	1,090	923,463
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	430	369,172
3.40%, 09/01/29 (Call 06/01/29)	345	304,747
4.55%, 07/15/28 (Call 04/15/28)	635	605,490
6.10%, 11/15/32 (Call 08/15/32)	440	446,947
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	320	281,325
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	1,300	1,231,119
4.50%, 05/15/30 (Call 11/15/29)	360	338,779
Targa Resources Corp. 4.88%, 02/01/31 (Call 02/01/26)	1,455	1,336,387
5.50%, 03/01/30 (Call 03/01/25)	185	177,344
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(b)	1,492	1,298,040
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3 mo. LIBOR US + 4.640%)(b)	843	777,375
Western Midstream Operating LP 4.05%, 02/01/30 (Call 11/01/29)	1,360	1,213,128
6.15%, 04/01/33 (Call 01/01/33)	290	288,552

		21,346,800

Real Estate — 0.1%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	140	138,478

Real Estate Investment Trusts — 7.0%
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	435	372,676
American Tower Corp. 2.90%, 01/15/30 (Call 10/15/29)	600	511,124
3.38%, 10/15/26 (Call 07/15/26)	77	72,130
3.55%, 07/15/27 (Call 04/15/27)	180	166,904
3.80%, 08/15/29 (Call 05/15/29)	1,333	1,212,300
3.95%, 03/15/29 (Call 12/15/28)	65	59,804
Brixmor Operating Partnership LP 4.05%, 07/01/30 (Call 04/01/30)	450	406,535
4.13%, 05/15/29 (Call 02/15/29)	1,050	955,114
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	65	60,553
3.80%, 02/15/28 (Call 11/15/27)	245	227,868
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	405	342,967
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	100	90,177
3.70%, 08/15/27 (Call 05/15/27)	1,165	1,085,428
5.55%, 01/15/28 (Call 12/15/27)	80	79,781
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	1,040	839,144
3.20%, 11/18/29 (Call 08/18/29)	516	452,040
Extra Space Storage LP 3.50%, 07/01/26 (Call 04/01/26)	380	356,234
5.70%, 04/01/28 (Call 03/01/28)	300	301,319

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	$70	$56,440
5.25%, 06/01/25 (Call 03/01/25)	495	485,881
5.30%, 01/15/29 (Call 10/15/28)	946	891,986
Healthpeak Properties Inc., 3.50%, 07/15/29
(Call 04/15/29)	220	197,570
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)	1,090	929,886
Invitation Homes Operating Partnership LP 2.00%, 08/15/31 (Call 05/15/31)	480	367,291
2.30%, 11/15/28 (Call 09/15/28)	425	361,123
4.15%, 04/15/32 (Call 01/15/32)(a)	405	360,449
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	340	264,118
Sun Communities Operating LP 2.70%, 07/15/31 (Call 04/15/31)	1,070	849,563
4.20%, 04/15/32 (Call 01/15/32)	520	457,275
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	685	643,137
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	1,307	1,242,875
4.95%, 02/15/30 (Call 12/15/29)	196	184,358
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	185	162,573
Welltower OP LLC 2.80%, 06/01/31 (Call 03/01/31)	145	119,605
3.10%, 01/15/30 (Call 10/15/29)	1,035	899,352
4.25%, 04/15/28 (Call 01/15/28)	501	474,342
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	990	913,590
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)(a)	360	287,736

		17,741,248

Retail — 1.7%
Dollar General Corp., 5.45%, 07/05/33 (Call 04/05/33)	1,270	1,232,266
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	1,172	1,112,164
McDonald’s Corp. 4.70%, 12/09/35 (Call 06/09/35)	279	266,577
4.88%, 12/09/45 (Call 06/09/45)	165	152,394
O’Reilly Automotive Inc., 3.90%, 06/01/29
(Call 03/01/29)(a)	180	168,886
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	1,018	961,636
4.10%, 04/15/50 (Call 10/15/49)	68	46,436
4.80%, 11/18/44 (Call 05/18/44)(a)	517	404,525

		4,344,884

Semiconductors — 3.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	321	305,001
Broadcom Inc. 4.00%, 04/15/29 (Call 02/15/29)(d)	450	415,018
4.15%, 11/15/30 (Call 08/15/30)	1,000	914,337
4.75%, 04/15/29 (Call 01/15/29)	692	667,361
5.00%, 04/15/30 (Call 01/15/30)(a)	372	366,553
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)(a)	1,022	957,976
5.33%, 02/06/29 (Call 11/06/28)	230	225,492
6.75%, 11/01/29 (Call 09/01/29)	343	356,945
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(a)	300	300,554
NXP BV/NXP Funding LLC/NXP USA Inc. 3.40%, 05/01/30 (Call 02/01/30)	87	76,432
4.30%, 06/18/29 (Call 03/18/29)	1,324	1,239,885

Security	Par (000)	Value

Semiconductors (continued)
Qorvo Inc. 1.75%, 12/15/24 (Call 09/11/23)(d)	$235	$220,392
4.38%, 10/15/29 (Call 10/15/24)	1,185	1,073,627
Skyworks Solutions Inc. 1.80%, 06/01/26 (Call 05/01/26)	312	278,883
3.00%, 06/01/31 (Call 03/01/31)	355	288,847

		7,687,303
Shipbuilding — 0.3%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	410	347,722
4.20%, 05/01/30 (Call 02/01/30)(a)	320	295,550

		643,272

Software — 2.7%
Broadridge Financial Solutions Inc. 2.60%, 05/01/31 (Call 02/01/31)	520	424,361
2.90%, 12/01/29 (Call 09/01/29)(a)	930	801,698
Oracle Corp. 2.95%, 04/01/30 (Call 01/01/30)	759	657,909
3.90%, 05/15/35 (Call 11/15/34)	215	183,583
4.30%, 07/08/34 (Call 01/08/34)	1,230	1,102,891
5.38%, 07/15/40	1,315	1,225,715
6.25%, 11/09/32 (Call 08/09/32)	830	868,733
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	1,256	1,183,564
4.70%, 05/15/30 (Call 02/15/30)	370	348,725

		6,797,179

Telecommunications — 5.2%
AT&T Inc. 4.35%, 03/01/29 (Call 12/01/28)	251	237,475
5.54%, 02/20/26 (Call 02/20/24)	46	45,922
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,025	1,206,844
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	165	150,048
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	375	298,834
2.75%, 05/24/31 (Call 02/24/31)	254	206,036
4.60%, 05/23/29 (Call 02/23/29)(a)	935	900,950
Orange SA, 9.00%, 03/01/31	968	1,174,490
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)	1,433	1,225,608
Sprint Capital Corp. 6.88%, 11/15/28	315	332,767
8.75%, 03/15/32	1,030	1,227,616
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	1,318	1,109,789
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	150	128,942
2.55%, 02/15/31 (Call 11/15/30)	725	597,415
2.70%, 03/15/32 (Call 12/15/31)	95	77,357
3.60%, 11/15/60 (Call 05/15/60)	155	103,802
3.75%, 04/15/27 (Call 02/15/27)	930	881,449
3.88%, 04/15/30 (Call 01/15/30)	1,295	1,181,979
4.38%, 04/15/40 (Call 10/15/39)	290	249,223
4.50%, 04/15/50 (Call 10/15/49)	11	9,086
Verizon Communications Inc.
4.27%, 01/15/36	358	317,835
4.40%, 11/01/34 (Call 05/01/34)	366	331,607
4.50%, 08/10/33	77	71,142
5.25%, 03/16/37	1,034	1,007,266

		13,073,482

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 20223	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 0.3%
United Parcel Service Inc., 6.20%, 01/15/38	$800	$894,242

Total Long-Term Investments — 98.1% (Cost: $260,133,046)		248,324,832

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(e)(f)(g)	15,462	15,466,591
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(e)(f)	1,090	1,090,000

Total Short-Term Securities — 6.6% (Cost: $16,552,461)		16,556,591

Total Investments — 104.7% (Cost: $276,685,507)		264,881,423

Liabilities in Excess of Other Assets — (4.7)%		(11,830,846)

Net Assets — 100.0%		$253,050,577

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,118,282	$2,354,331	(a)	$—		$(5,105)	$(917)	$15,466,591	15,462	$25,536	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,043,000	—		(953,000	)(a)	—	—	1,090,000	1,090	34,841		—

						$(5,105)	$(917)	$16,556,591		$60,377		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$248,324,832	$—	$248,324,832
Short-Term Securities
Money Market Funds	16,556,591	—	—	16,556,591

	$16,556,591	$248,324,832	$—	$264,881,423

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Bank, Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$36,803
COMM Mortgage Trust, 2.87%, 08/15/57 (Call 11/15/29)	50	45,418
GS Mortgage Securities Trust, 2.91%, 02/13/53
(Call 01/13/30)	75	64,504
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50	25	23,913
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 12/15/26)	10	9,381

		180,019

Total Collaterized Mortgage Obligations — 1.5% (Cost: $213,110)		180,019

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	5	4,359
Omnicom Group Inc., 3.65%, 11/01/24 (Call 08/01/24)	6	5,858

		10,217

Aerospace & Defense — 1.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 09/11/23)	45	41,513
3.25%, 02/01/35 (Call 11/01/34)	8	6,423
4.88%, 05/01/25 (Call 04/01/25)	10	9,862
5.15%, 05/01/30 (Call 02/01/30)	15	14,758
5.71%, 05/01/40 (Call 11/01/39)	2	1,944
5.93%, 05/01/60 (Call 11/01/59)	9	8,687
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	10	9,689
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	15	14,422
Northrop Grumman Corp., 4.75%, 06/01/43	3	2,725
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	5	4,854
RTX Corp.
3.95%, 08/16/25 (Call 06/16/25)	10	9,722
4.88%, 10/15/40	11	10,061
Spirit AeroSystems Inc.
7.50%, 04/15/25 (Call 10/02/23)(a)	5	4,938
9.38%, 11/30/29 (Call 11/30/25)(a)	2	2,084

		141,682

Agriculture — 1.0%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	10	8,785
5.38%, 01/31/44(b)	10	9,285
5.80%, 02/14/39 (Call 08/14/38)	13	12,666
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	15	11,876
3.22%, 08/15/24 (Call 06/15/24)	3	2,926
3.56%, 08/15/27 (Call 05/15/27)	3	2,783
4.91%, 04/02/30 (Call 01/02/30)	4	3,767
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	10	9,480
Philip Morris International Inc.
3.25%, 11/10/24	10	9,738
3.38%, 08/15/29 (Call 05/15/29)	5	4,498
5.00%, 11/17/25	10	9,941
5.38%, 02/15/33 (Call 11/15/32)	8	7,900
6.38%, 05/16/38(b)	10	10,742

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$5	$4,892
5.70%, 08/15/35 (Call 02/15/35)	5	4,625
5.85%, 08/15/45 (Call 02/15/45)	10	8,687
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	5	4,353

		126,944

Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	3	2,770
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,284
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	3	3,086

		9,140

Auto Manufacturers — 1.1%
American Honda Finance Corp., 5.25%, 07/07/26	18	18,029
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)	2	1,571
7.45%, 07/16/31	5	5,271
Ford Motor Credit Co. LLC, 4.13%, 08/04/25	5	4,762
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	20	19,097
5.40%, 04/06/26	15	14,813
6.05%, 10/10/25	5	5,005
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2	1,745
5.50%, 07/15/29 (Call 07/15/24)(a)	2	1,738
PACCAR Financial Corp., 4.95%, 10/03/25	15	14,955
Toyota Motor Credit Corp.
1.45%, 01/13/25	20	18,988
3.95%, 06/30/25	10	9,769
4.80%, 01/10/25	15	14,894

		130,637

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.25%, 03/01/32 (Call 12/01/31)	15	12,720

Banks — 11.6%
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	10	8,579
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	20	17,558
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(c)	20	19,288
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	10	9,345
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(c)	18	16,572
4.20%, 08/26/24	25	24,555
4.30%, (Call 01/28/25), (3-mo. SOFR + 2.926%)(c)(d)	11	9,978
5.13%, (Call 06/20/24), (3-mo. SOFR + 3.554%)(c)(d)	50	48,719
6.10%, (Call 03/17/25), (3-mo. SOFR + 4.160%)(c)(d)	16	15,727
Series L, 3.95%, 04/21/25	10	9,679
Bank of Montreal
1.50%, 01/10/25	15	14,190
3.70%, 06/07/25	15	14,489
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	14	12,641
3.35%, 04/25/25 (Call 03/25/25)	20	19,280
Series F, 4.63%, (Call 09/20/26), (3-mo. SOFR + 3.393%)(c)(d)	16	14,357
Bank of Nova Scotia (The), 3.45%, 04/11/25	40	38,638

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	$10	$9,484
3.95%, 08/04/25	5	4,845
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(c)	15	14,190
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	15	13,814
4.40%, 06/10/25	55	53,631
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(c)	30	27,828
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	25	20,229
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(c)	10	9,698
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	22	20,357
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(c)	17	16,017
5.70%, 11/01/24	30	29,943
HSBC Holdings PLC, 2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(c)	200	186,418
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	2	1,333
5.71%, 01/15/26(a)	2	1,922
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	42	33,103
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	40	37,735
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(c)	25	23,983
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	8	6,858
5.00%, (Call 08/01/24), (3-mo. SOFR + 3.380%)(c)(d)	10	9,794
Series HH, 4.60%, (Call 02/01/25), (3-mo. SOFR + 3.125%)(c)(d)	25	23,455
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(c)	20	18,707
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	45	43,699
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	15	12,625
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(c)	32	31,054
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	15	13,329
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(c)	60	55,652
4.00%, 07/23/25	10	9,700
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(c)	10	9,497
5.00%, 11/24/25	40	39,394
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	10	9,598
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(c)	41	40,664

Security	Par (000)	Value

Banks (continued)
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	$15	$15,238
Royal Bank of Canada
2.25%, 11/01/24	20	19,230
3.38%, 04/14/25	20	19,348
4.88%, 01/12/26	10	9,879
Toronto-Dominion Bank (The)
0.70%, 09/10/24	5	4,756
1.45%, 01/10/25	30	28,434
3.77%, 06/06/25	5	4,854
4.11%, 06/08/27	14	13,370
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	25	24,213
U.S. Bancorp, 1.45%, 05/12/25 (Call 04/11/25)	20	18,703
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(c)	13	12,291
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(c)	10	9,589
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	15	12,836
3.00%, 04/22/26	20	18,747
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	20	18,697
3.55%, 09/29/25	25	23,985
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	18	17,402
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(c)	16	15,055
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	7	6,818
5.88%, (Call 06/15/25), (3-mo. LIBOR US + 3.990%)(c)(d)	13	12,886
Westpac Banking Corp., 1.02%, 11/18/24	10	9,478

		1,437,960

Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	24	22,971
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	5	6,390
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)	6	5,884
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	20	19,137

		54,382

Biotechnology — 1.1%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	5	4,810
4.40%, 05/01/45 (Call 11/01/44)	7	5,890
5.25%, 03/02/25	9	8,962
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	15	12,348
4.05%, 09/15/25 (Call 06/15/25)	18	17,457
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	10	8,760
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	8	7,697
4.80%, 04/01/44 (Call 10/01/43)	17	15,638
5.65%, 12/01/41 (Call 06/01/41)	7	7,139
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	5	4,012
5.75%, 12/13/27 (Call 11/13/27)	6	5,985
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	15	11,938

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	$20	$18,218
3.55%, 09/02/50 (Call 03/02/50)	3	1,961

		130,815

Building Materials — 0.2%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	2	1,950
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	7	6,659
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	12	9,688
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	5	4,980

		23,277

Chemicals — 0.7%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(b)	5	4,707
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	2	1,790
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	7	6,676
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	5	4,895
5.32%, 11/15/38 (Call 05/15/38)	5	4,901
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	9	8,877
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	3	2,465
FMC Corp., 5.65%, 05/18/33 (Call 02/18/33)	4	3,814
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	15	13,891
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	4,235
LYB International Finance III LLC, 5.63%, 05/15/33 (Call 02/15/33)	3	2,971
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	3,925
Sasol Financing USA LLC, 5.50%, 03/18/31 (Call 03/18/30)	5	4,002
Sherwin-Williams Co. (The), 4.05%, 08/08/24	20	19,677
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	4	3,296

		90,122

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	2	1,702

Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	3	2,618
4.88%, 07/15/32(a)	2	1,725
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	2	1,723
6.75%, 02/15/27 (Call 10/02/23)(a)	5	4,859
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	9,847
Cimpress PLC, 7.00%, 06/15/26 (Call 09/18/23)	3	2,813
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2	1,688
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10	7,837
2.60%, 12/01/24 (Call 11/01/24)	7	6,728
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	24	21,389
3.20%, 08/15/29 (Call 05/15/29)	7	6,094
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	5	4,111
MPH Acquisition Holdings LLC, 5.50%, 09/01/28 (Call 09/01/24)(a)	5	4,246
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	5	4,534
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 10/02/23)(a)(b)	7	6,667

Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	$20	$16,866
United Rentals North America Inc., 4.88%, 01/15/28 (Call 09/11/23)	2	1,903
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10	9,724
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	2	1,385
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	2	1,678

		118,435

Computers — 1.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	20	18,372
2.40%, 08/20/50 (Call 02/20/50)	10	6,432
2.75%, 01/13/25 (Call 11/13/24)	40	38,759
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	2	1,650
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)	12	12,126
8.10%, 07/15/36 (Call 01/15/36)	13	14,935
8.35%, 07/15/46 (Call 01/15/46)	7	8,585
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	5	4,934
5.90%, 10/01/24	12	12,011
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	25	21,830
6.00%, 09/15/41	5	4,924
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	5	3,960
4.38%, 05/15/30 (Call 02/15/30)	11	10,140
5.75%, 03/15/33 (Call 12/15/32)	4	3,975
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	5	4,126
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	6	5,721

		172,480

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.10%, 08/15/25	15	14,458
Coty Inc., 5.00%, 04/15/26 (Call 10/02/23)(a)	2	1,923
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	2	1,832

		18,213

Distribution & Wholesale — 0.1%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(a)	13	12,907

Diversified Financial Services — 2.4%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,527
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	5	4,754
3.55%, (Call 09/15/26), (5-year CMT + 2.854%)(c)(d)	20	16,650
3.95%, 08/01/25 (Call 07/01/25)	21	20,376
4.99%, 05/01/26, (1-day SOFR + 0.999%)(c)	16	15,772
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	10	9,616
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(a)	2	1,834
Capital One Financial Corp., 4.25%, 04/30/25 (Call 03/31/25)	20	19,388
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	16	14,243
3.63%, 04/01/25 (Call 01/01/25)	5	4,844
3.85%, 05/21/25 (Call 03/21/25)	6	5,818
5.38%, (Call 06/01/25), (5-year CMT + 4.971%)(c)(d)	15	14,475
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	7	5,149
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	46,385

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
goeasy Ltd., 5.38%, 12/01/24 (Call 10/03/23)(a)	$2	$1,973
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	25	24,058
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,541
5.75%, 11/15/31 (Call 11/15/26)(a)	5	4,315
OneMain Finance Corp.
6.88%, 03/15/25	2	1,990
7.13%, 03/15/26	7	6,886
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,681
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	20	19,375
Raymond James Financial Inc., 4.95%, 07/15/46	8	6,969
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	8	6,512
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	2	1,780
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	10	9,740
7.25%, 02/02/33 (Call 11/02/32)	2	1,839
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	5	4,338
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	8	4,731
3.15%, 12/14/25 (Call 09/14/25)	10	9,590

		297,149

Electric — 4.4%
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	5	4,785
3.80%, 06/01/29 (Call 03/01/29)	15	13,614
Berkshire Hathaway Energy Co., 4.05%, 04/15/25 (Call 03/15/25)	10	9,784
Commonwealth Edison Co., 3.00%, 03/01/50 (Call 09/01/49)	6	3,973
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	12,212
Dominion Energy Inc.
4.35%, (Call 01/15/27), (5-year CMT + 3.195%)(c)(d)	10	8,447
Series A, 3.30%, 03/15/25 (Call 02/15/25)	15	14,483
Series B, 4.65%, (Call 12/15/24), (5-year CMT + 2.993%)(c)(d)	10	9,100
Series C, 3.38%, 04/01/30 (Call 01/01/30)	19	16,754
DTE Electric Co., 5.20%, 04/01/33 (Call 01/01/33)	16	16,060
DTE Energy Co., 4.22%, 11/01/24(e)	5	4,904
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	10	8,438
3.20%, 08/15/49 (Call 02/15/49)	10	6,873
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	20	18,492
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	10	6,098
5.40%, 04/01/53 (Call 10/01/52)	8	7,776
Edison International
4.70%, 08/15/25	15	14,667
6.95%, 11/15/29 (Call 09/15/29)	4	4,217
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	20	15,654
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	10	8,566
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	20	17,944
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,050
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	15	13,860
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	1,986
Series C, 5.10%, 07/15/47 (Call 01/15/47)	2	1,740

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	$26	$21,557
3.95%, 03/01/48 (Call 09/01/47)	10	8,120
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	20	18,551
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	5	3,443
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	13	13,026
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	15	15,043
NextEra Energy Capital Holdings Inc., 4.45%, 06/20/25	25	24,484
NRG Energy Inc. 3.88%, 02/15/32 (Call 02/15/27)(a)	7	5,416
5.75%, 01/15/28 (Call 09/18/23)	3	2,838
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	10	6,791
Pacific Gas and Electric Co.
3.15%, 01/01/26	20	18,635
4.95%, 06/08/25	10	9,781
5.90%, 06/15/32 (Call 03/15/32)	4	3,829
6.15%, 01/15/33 (Call 10/15/32)	10	9,738
6.75%, 01/15/53 (Call 07/15/52)	2	1,944
PG&E Corp., 5.00%, 07/01/28 (Call 09/11/23)(b)	5	4,600
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	10	7,891
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	5	4,339
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	6,527
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,242
3.40%, 02/01/28 (Call 11/01/27)	15	13,880
4.88%, (Call 10/15/25), (5-year CMT + 4.550%)(c)(d)	15	14,187
Southern California Edison Co., 5.95%, 11/01/32 (Call 08/01/32)	12	12,438
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	5	4,730
4.40%, 07/01/46 (Call 01/01/46)	15	12,353
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(c)	20	18,546
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	10	6,104
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/11/23)(a)	2	1,929
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	10	9,998

		543,437

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 10/02/23)(a)	3	2,569
4.75%, 06/15/28 (Call 10/02/23)(a)	5	4,415

		6,984

Electronics — 0.4%
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	6	5,730
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	20	18,746
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 09/11/23)	8	7,626
1.75%, 08/09/26 (Call 07/09/26)	5	4,407
2.38%, 08/09/28 (Call 06/09/28)	5	4,150
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	14	14,136

		54,795

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	$3	$2,878
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	4	3,958
Tutor Perini Corp., 6.88%, 05/01/25 (Call 09/18/23)(a)	2	1,809

		8,645

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	2	1,365
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 10/02/23)(a)	3	3,003
Resorts World Las Vegas LLC / RWLV Capital Inc., 8.45%, 07/27/30 (Call 05/27/30)(a)	5	4,937

		9,305

Environmental Control — 0.0%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	2	1,767

Food — 0.8%
Campbell Soup Co., 3.95%, 03/15/25 (Call 01/15/25)	10	9,734
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	5	4,895
4.85%, 11/01/28 (Call 08/01/28)	5	4,867
5.30%, 11/01/38 (Call 05/01/38)	10	9,237
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	10	9,747
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	15	14,140
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	20	20,713
6.60%, 04/01/50 (Call 10/01/49)	5	5,513
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	5	4,911
Walmart Inc., 3.90%, 09/09/25	15	14,671

		98,428

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	3	2,774
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	5	4,022
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5	4,583
3.60%, 05/01/30 (Call 02/01/30)	10	8,962
4.38%, 05/15/47 (Call 11/15/46)	12	9,843

		30,184

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 09/11/23)	10	9,520

Health Care - Products — 1.0%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,843
Baxter International Inc., 1.32%, 11/29/24	10	9,474
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	15	12,886
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	5	4,595
3.63%, 03/15/32 (Call 12/15/31)	30	25,802
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	5	3,937
3.30%, 09/15/29 (Call 06/15/29)	15	13,337
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	19	15,033
Thermo Fisher Scientific Inc.,
1.22%, 10/18/24 (Call 09/11/23)	10	9,533

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	$15	$12,219
3.55%, 04/01/25 (Call 01/01/25)	15	14,508

		126,167

Health Care - Services — 1.0%
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	30	27,585
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	2	1,593
4.63%, 06/01/30 (Call 06/01/25)(a)	5	4,289
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5	4,781
4.65%, 01/15/43	4	3,554
5.35%, 10/15/25 (Call 09/15/25)	10	9,986
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)	10	8,916
4.13%, 06/15/29 (Call 03/15/29)	17	15,703
5.38%, 02/01/25	5	4,967
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	5	4,431
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	22	19,795
3.60%, 02/01/25 (Call 11/01/24)	15	14,550
UnitedHealth Group Inc., 3.75%, 07/15/25	10	9,744

		129,894

Holding Companies — Diversified — 1.1%
Ares Capital Corp.
3.88%, 01/15/26 (Call 12/15/25)	30	28,061
4.20%, 06/10/24 (Call 05/10/24)	25	24,562
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)	30	27,790
Blue Owl Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	21	18,915
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	20	16,336
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	10	9,289
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	10	8,787

		133,740

Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential
U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2	1,652
6.25%, 09/15/27 (Call 10/03/23)(a)	2	1,835
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	15	14,544
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	12,837

		30,868

Housewares — 0.0%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	3	2,435

Insurance — 1.3%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	13	12,305
5.13%, 03/27/33 (Call 12/27/32)	12	11,607
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(c)	10	9,443
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	7	6,712
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	3,997
4.20%, 03/17/32 (Call 12/17/31)	5	4,475
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	10	6,852

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	$6	$5,029
5.63%, 08/16/32 (Call 05/16/32)	13	12,547
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	3,976
3.40%, 06/15/30 (Call 03/15/30)	5	4,345
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	5	3,834
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	5	3,391
5.00%, 05/20/49 (Call 11/20/48)	2	1,750
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	5	3,486
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	8	7,326
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(c)	10	8,510
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(c)	15	14,666
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(c)	15	14,203
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	20	19,368
5.35%, 05/15/33 (Call 02/15/33)	5	4,827

		162,649

Internet — 0.4%
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	3	1,796
Amazon.com Inc., 3.00%, 04/13/25	25	24,195
Gen Digital Inc., 5.00%, 04/15/25 (Call 09/11/23)(a)	2	1,961
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 09/11/23)(a)	2	1,382
Netflix Inc., 5.88%, 02/15/25	10	10,048
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	15	12,281

		51,663

Iron & Steel — 0.2%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	20	20,511
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 10/02/23)	3	2,889
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	2	2,007
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	2	1,993

		27,400

Leisure Time — 0.1%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	3	2,991
10.50%, 06/01/30 (Call 06/01/25)(a)	2	2,130
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	3	2,907
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	2	1,865
5.50%, 08/31/26 (Call 02/28/26)(a)	7	6,707
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	2	1,667

		18,267

Lodging — 0.3%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 09/18/23)	8	7,658
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5	5,008
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	15	14,214
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,721
6.63%, 07/31/26 (Call 04/30/26)(a)	3	2,977

		31,578

Security	Par (000)	Value

Machinery — 0.9%
Caterpillar Financial Services Corp.
0.60%, 09/13/24	$20	$19,035
4.90%, 01/17/25	10	9,961
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	2	1,570
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)	2	1,950
John Deere Capital Corp.
1.25%, 01/10/25	20	18,952
2.13%, 03/07/25	10	9,544
4.05%, 09/08/25	15	14,699
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	7	6,775
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	10	9,476
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	2	1,796
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	10	9,539
4.95%, 09/15/28 (Call 06/15/28)	13	12,539

		115,836

Manufacturing — 0.2%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	7	5,923
General Electric Co.
5.88%, 01/14/38	4	4,202
6.75%, 03/15/32	14	15,613
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	5	4,573

		30,311

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/34 (Call 01/15/28)(a)	5	3,829
4.50%, 06/01/33 (Call 06/01/27)(a)	5	3,947
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	12	11,785
Comcast Corp. 2.99%, 11/01/63 (Call 05/01/63)	5	3,023
3.95%, 10/15/25 (Call 08/15/25)	10	9,740
5.25%, 11/07/25	20	20,026
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 10/02/23)(a)	4	3,545
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	10	9,647
5.48%, 01/25/39 (Call 07/25/38)	15	13,613
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	2	1,735
Sirius XM Radio Inc. 3.88%, 09/01/31 (Call 09/01/26)(a)	5	3,891
4.13%, 07/01/30 (Call 07/01/25)(a)	3	2,446
5.50%, 07/01/29 (Call 07/01/24)(a)	2	1,800
TEGNA Inc., 4.63%, 03/15/28 (Call 10/02/23)	5	4,466
Townsquare Media Inc., 6.88%, 02/01/26 (Call 10/02/23)(a)	2	1,925
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	5	4,127
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	2	1,739
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/24)(a)	2	910
Walt Disney Co. (The)
3.35%, 03/24/25	20	19,407
6.65%, 11/15/37	5	5,634

		127,235

Mining — 0.5%
Azul Secured Finance LLP, 11.93%, 08/28/28(a)	5	4,962
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	2	1,708
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	2	1,755

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
First Quantum Minerals Ltd. 6.88%, 03/01/26 (Call 09/11/23)(a)	$2	$1,970
7.50%, 04/01/25 (Call 09/11/23)(a)	4	3,993
Freeport-McMoRan Inc. 4.63%, 08/01/30 (Call 08/01/25)	15	13,873
5.45%, 03/15/43 (Call 09/15/42)	3	2,693
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	2	1,547
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	10	8,974
Southern Copper Corp., 5.88%, 04/23/45	15	14,763
Stillwater Mining Co., 4.50%, 11/16/29 (Call 11/16/25)(a)	4	3,150

		59,388

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp. 3.28%, 12/01/28 (Call 10/01/28)	5	4,385
3.57%, 12/01/31 (Call 09/01/31)	15	12,683

		17,068

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2	1,769

Oil & Gas — 2.0%
Baytex Energy Corp., 8.50%, 04/30/30(a)	7	7,098
BP Capital Markets PLC 4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(c)(d)	25	23,919
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(c)(d)	13	11,773
California Resources Corp., 7.13%, 02/01/26
(Call 10/02/23)(a)	2	2,005
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)(b)	20	18,921
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,703
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	10	9,202
CNX Resources Corp. 7.25%, 03/14/27 (Call 10/02/23)(a)	5	4,995
7.38%, 01/15/31 (Call 01/15/26)(a)	2	1,996
Comstock Resources Inc., 6.75%, 03/01/29
(Call 03/01/24)(a)	5	4,678
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	10	9,508
Crescent Energy Finance LLC, 9.25%, 02/15/28
(Call 02/15/25)(a)	2	2,046
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)	2	2,041
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	2	1,826
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2	1,958
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	2	1,996
Exxon Mobil Corp. 2.99%, 03/19/25 (Call 02/19/25)	10	9,682
3.04%, 03/01/26 (Call 12/01/25)	19	18,153
Gulfport Energy Operating Corp., 8.00%, 05/17/26
(Call 05/17/24)(a)	1	1,016
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	2	1,867
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 10/02/23)(a)	3	2,873
Kosmos Energy Ltd., 7.50%, 03/01/28 (Call 03/01/24)(a)	5	4,400
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	15	14,738
Matador Resources Co., 5.88%, 09/15/26 (Call 09/18/23)	3	2,926
Northern Oil and Gas Inc., 8.13%, 03/01/28
(Call 03/01/24)(a)	2	2,005
Occidental Petroleum Corp. 5.55%, 03/15/26 (Call 12/15/25)	2	1,983
5.88%, 09/01/25 (Call 06/01/25)	8	7,982
7.50%, 05/01/31	6	6,501

Security	Par (000)	Value

Oil & Gas (continued)
8.88%, 07/15/30 (Call 01/15/30)	$14	$16,050
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 10/02/23)	2	1,892
7.25%, 06/15/25 (Call 09/13/23)	2	2,000
Pioneer Natural Resources Co., 2.15%, 01/15/31
(Call 10/15/30)	10	8,104
Shell International Finance BV 2.00%, 11/07/24 (Call 10/07/24)	5	4,808
3.25%, 05/11/25	5	4,840
Talos Production Inc., 12.00%, 01/15/26 (Call 09/18/23)	3	3,127
TotalEnergies Capital International SA, 2.43%, 01/10/25
(Call 10/10/24)	5	4,808
Valero Energy Corp., 6.63%, 06/15/37	21	22,351

		250,771

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 10/02/23)(a)	3	2,949
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2	1,721
USA Compression Partners LP/USA Compression
Finance Corp. 6.88%, 04/01/26 (Call 10/02/23)	2	1,977
6.88%, 09/01/27 (Call 10/02/23)	2	1,950
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)	3	3,073

		11,670

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)	15	14,884
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	15	12,204
Berry Global Inc., 5.63%, 07/15/27 (Call 10/02/23)(a)	2	1,961
Graham Packaging Co. Inc., 7.13%, 08/15/28
(Call 10/02/23)(a)	2	1,744
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	15	14,549

		45,342

Pharmaceuticals — 2.1%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)	10	9,648
3.60%, 05/14/25 (Call 02/14/25)	10	9,698
3.80%, 03/15/25 (Call 12/15/24)	10	9,737
4.50%, 05/14/35 (Call 11/14/34)	7	6,586
4.70%, 05/14/45 (Call 11/14/44)	10	8,993
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	7	6,319
AstraZeneca PLC 3.38%, 11/16/25	5	4,806
6.45%, 09/15/37	10	11,248
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	18	15,141
Cigna Group (The) 4.13%, 11/15/25 (Call 09/15/25)	6	5,846
4.38%, 10/15/28 (Call 07/15/28)	13	12,520
4.80%, 07/15/46 (Call 01/16/46)	15	13,318
CVS Health Corp. 3.88%, 07/20/25 (Call 04/20/25)	10	9,701
4.30%, 03/25/28 (Call 12/25/27)	20	19,209
4.78%, 03/25/38 (Call 09/25/37)	15	13,433
Elanco Animal Health Inc., 6.65%, 08/28/28
(Call 05/28/28)(b)	2	1,973
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	5	4,875
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	4	3,509

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson 2.25%, 09/01/50 (Call 03/01/50)	$24	$15,125
2.45%, 03/01/26 (Call 12/01/25)	5	4,718
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	5	4,834
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	15	14,348
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	10	9,276
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26
(Call 04/19/26)	13	12,790
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26
(Call 06/23/26)	15	14,090
Zoetis Inc., 5.40%, 11/14/25 (Call 10/14/25)	15	15,003

		256,744

Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance
Corp., 5.75%, 03/01/27 (Call 09/18/23)(a)	3	2,908
Boardwalk Pipelines LP 3.40%, 02/15/31 (Call 11/15/30)	7	5,968
3.60%, 09/01/32 (Call 06/01/32)	5	4,204
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)	3	2,727
5.13%, 06/30/27 (Call 01/01/27)	16	15,830
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	15	14,120
Cheniere Energy Partners LP, 4.50%, 10/01/29
(Call 10/01/24)	20	18,454
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	10	9,757
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	2	2,067
Enbridge Inc. 4.25%, 12/01/26 (Call 09/01/26)	7	6,757
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(c)	15	13,468
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(c)	10	9,315
Energy Transfer LP 4.95%, 05/15/28 (Call 02/15/28)	10	9,715
5.25%, 04/15/29 (Call 01/15/29)	16	15,632
5.75%, 02/15/33 (Call 11/15/32)	6	5,965
EnLink Midstream Partners LP, 4.15%, 06/01/25
(Call 03/01/25)	2	1,936
Enterprise Products Operating LLC 3.70%, 02/15/26 (Call 11/15/25)	6	5,786
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(c)	19	16,717
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	2	1,815
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 09/18/23)(a)	2	1,876
Kinder Morgan Inc. 4.30%, 06/01/25 (Call 03/01/25)	5	4,889
4.30%, 03/01/28 (Call 12/01/27)	15	14,299
5.30%, 12/01/34 (Call 06/01/34)	4	3,804
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	14	11,861
4.88%, 12/01/24 (Call 09/01/24)	10	9,870
4.88%, 06/01/25 (Call 03/01/25)	13	12,789
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 10/02/23)(a)	7	6,507
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)	5	4,293
3.40%, 09/01/29 (Call 06/01/29)	3	2,650

Security	Par (000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$13	$12,396
6.10%, 11/15/32 (Call 08/15/32)	7	7,110
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	10	9,752
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	17	16,099
4.50%, 05/15/30 (Call 11/15/29)	10	9,410
5.63%, 03/01/25 (Call 12/01/24)	10	9,967
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	20	18,370
TransCanada PipeLines Ltd., 4.10%, 04/15/30
(Call 01/15/30)	20	18,321
Transcanada Trust, 5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(c)	12	10,440
Western Midstream Operating LP 3.10%, 02/01/25 (Call 01/01/25)	13	12,449
4.05%, 02/01/30 (Call 11/01/29)	16	14,272
6.15%, 04/01/33 (Call 01/01/33)	4	3,980
Williams Companies Inc. (The), 4.00%, 09/15/25
(Call 06/15/25)	15	14,527

		393,072

Real Estate — 0.0%
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	2	1,607

Real Estate Investment Trusts — 2.9%
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	5	4,284
American Tower Corp. 1.50%, 01/31/28 (Call 11/30/27)	5	4,199
2.40%, 03/15/25 (Call 02/15/25)	20	18,981
3.80%, 08/15/29 (Call 05/15/29)	15	13,642
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,568
AvalonBay Communities Inc., 3.50%, 11/15/25
(Call 08/15/25)	15	14,356
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	15	14,384
Brixmor Operating Partnership LP 3.85%, 02/01/25 (Call 11/01/24)	10	9,646
4.13%, 05/15/29 (Call 02/15/29)	14	12,735
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 09/11/23)(a)	5	4,587
Crown Castle International Corp. 3.80%, 02/15/28 (Call 11/15/27)	15	13,951
4.45%, 02/15/26 (Call 11/15/25)	5	4,870
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	5	4,234
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	10	9,018
3.70%, 08/15/27 (Call 05/15/27)	5	4,658
5.55%, 01/15/28 (Call 12/15/27)	24	23,934
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	10	8,069
3.20%, 11/18/29 (Call 08/18/29)	10	8,760
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	10	9,816
5.30%, 01/15/29 (Call 10/15/28)	15	14,144
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)	15	12,797
Invitation Homes Operating Partnership LP 2.30%, 11/15/28 (Call 09/15/28)	10	8,497
4.15%, 04/15/32 (Call 01/15/32)	5	4,450

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	$5	$4,487
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	2	1,788
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28
(Call 10/02/23)(a)	3	2,775
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,884
RLJ Lodging Trust LP 3.75%, 07/01/26 (Call 10/02/23)(a)	5	4,581
4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,673
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	2	1,738
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)	10	9,618
3.38%, 06/15/27 (Call 03/15/27)	10	9,327
Sun Communities Operating LP 2.70%, 07/15/31 (Call 04/15/31)	15	11,910
4.20%, 04/15/32 (Call 01/15/32)	5	4,397
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.50%, 02/15/29 (Call 02/15/24)(a)	2	1,365
10.50%, 02/15/28 (Call 09/15/25)(a)	5	4,988
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	13	12,205
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	20	19,019
4.95%, 02/15/30 (Call 12/15/29)	10	9,406
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	10	8,788
Welltower OP LLC, 3.10%, 01/15/30 (Call 10/15/29)	14	12,165
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	9,228
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	5	3,996
XHR LP, 6.38%, 08/15/25 (Call 09/11/23)(a)	2	1,976

		364,894

Retail — 1.3%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	2	1,643
Bath & Body Works Inc. 6.75%, 07/01/36	2	1,846
6.88%, 11/01/35	5	4,675
Carvana Co., 10.25%, 05/01/30 (Call 05/01/27)(a)	3	2,326
Dollar General Corp., 5.45%, 07/05/33 (Call 04/05/33)	16	15,525
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	5	4,851
4.20%, 05/15/28 (Call 02/15/28)	15	14,234
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	5	4,539
Gap Inc. (The) 3.63%, 10/01/29 (Call 10/01/24)(a)	2	1,523
3.88%, 10/01/31 (Call 10/01/26)(a)	5	3,623
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	10	9,605
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	2	1,472
Lowe’s Companies Inc., 4.00%, 04/15/25 (Call 03/15/25)	10	9,773
McDonald’s Corp. 3.30%, 07/01/25 (Call 06/01/25)	15	14,487
4.70%, 12/09/35 (Call 06/09/35)	5	4,777
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	2	1,270
QVC Inc. 4.38%, 09/01/28 (Call 06/01/28)(b)	5	2,829
4.75%, 02/15/27 (Call 11/15/26)	2	1,320
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	25	24,563
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	10	9,546
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	13	12,280
3.80%, 11/18/24 (Call 08/18/24)	5	4,882
4.80%, 11/18/44 (Call 05/18/44)	5	3,912

Security	Par (000)	Value

Retail (continued)
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	$10	$9,735

		165,236

Semiconductors — 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	10	9,502
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	10	9,517
4.00%, 04/15/29 (Call 02/15/29)(a)	18	16,601
4.15%, 11/15/30 (Call 08/15/30)	10	9,143
4.75%, 04/15/29 (Call 01/15/29)	10	9,644
5.00%, 04/15/30 (Call 01/15/30)	5	4,927
Intel Corp., 3.40%, 03/25/25 (Call 02/25/25)	20	19,421
Marvell Technology Inc. 2.45%, 04/15/28 (Call 02/15/28)	10	8,770
2.95%, 04/15/31 (Call 01/15/31)	10	8,344
Microchip Technology Inc., 4.25%, 09/01/25 (Call 10/02/23)	15	14,598
Micron Technology Inc. 4.66%, 02/15/30 (Call 11/15/29)	15	14,060
6.75%, 11/01/29 (Call 09/01/29)	5	5,203
NXP BV/NXP Funding LLC/NXP USA Inc. 3.40%, 05/01/30 (Call 02/01/30)	15	13,178
4.30%, 06/18/29 (Call 03/18/29)	16	14,984
Qorvo Inc. 1.75%, 12/15/24 (Call 09/11/23)(a)	10	9,379
4.38%, 10/15/29 (Call 10/15/24)	13	11,778
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5	4,857
Skyworks Solutions Inc. 1.80%, 06/01/26 (Call 05/01/26)	5	4,469
3.00%, 06/01/31 (Call 03/01/31)	5	4,068

		192,443

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	10	8,481
3.84%, 05/01/25 (Call 04/01/25)	10	9,675

		18,156

Software — 1.5%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	10	8,620
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	9,706
Microsoft Corp., 2.70%, 02/12/25 (Call 11/12/24)	30	29,014
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	2,686
Oracle Corp. 2.50%, 04/01/25 (Call 03/01/25)	10	9,521
2.88%, 03/25/31 (Call 12/25/30)	15	12,673
2.95%, 11/15/24 (Call 09/15/24)	30	29,052
2.95%, 04/01/30 (Call 01/01/30)	9	7,801
4.30%, 07/08/34 (Call 01/08/34)	15	13,450
5.38%, 07/15/40	15	13,982
6.25%, 11/09/32 (Call 08/09/32)	21	21,980
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	3	2,475
Roper Technologies Inc., 1.00%, 09/15/25 (Call 08/15/25)	10	9,159
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	15	14,135
4.50%, 05/15/25 (Call 04/15/25)	5	4,896

		189,150

Telecommunications — 2.0%
AT&T Inc. 5.25%, 03/01/37 (Call 09/01/36)	10	9,479
5.54%, 02/20/26 (Call 02/20/24)	25	24,958

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	$10	$11,774
Frontier Communications Holdings LLC 6.75%, 05/01/29 (Call 05/01/24)(a)	3	2,328
8.75%, 05/15/30 (Call 05/15/25)(a)	5	4,860
Hughes Satellite Systems Corp., 5.25%, 08/01/26	2	1,839
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	5	3,985
2.75%, 05/24/31 (Call 02/24/31)	15	12,168
4.60%, 05/23/29 (Call 02/23/29)	10	9,636
Orange SA, 9.00%, 03/01/31	10	12,133
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)	18	15,395
Sprint Capital Corp. 6.88%, 11/15/28	10	10,564
8.75%, 03/15/32	12	14,302
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	17	14,314
T-Mobile USA Inc. 2.25%, 02/15/26 (Call 09/11/23)	5	4,623
2.40%, 03/15/29 (Call 01/15/29)	2	1,719
2.55%, 02/15/31 (Call 11/15/30)	15	12,360
3.50%, 04/15/25 (Call 03/15/25)	6	5,800
3.60%, 11/15/60 (Call 05/15/60)	2	1,339
3.75%, 04/15/27 (Call 02/15/27)	10	9,478
3.88%, 04/15/30 (Call 01/15/30)	17	15,516
4.38%, 04/15/40 (Call 10/15/39)	5	4,297
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	10	9,069
1.45%, 03/20/26 (Call 02/20/26)	5	4,536
3.38%, 02/15/25	6	5,821
4.27%, 01/15/36	3	2,663
4.40%, 11/01/34 (Call 05/01/34)	5	4,530
5.25%, 03/16/37	15	14,612
Vodafone Group PLC, 4.13%, 05/30/25	5	4,886

		248,984

Transportation — 0.4%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25
(Call 01/01/25)	7	6,760
Canadian Pacific Railway Co., 1.35%, 12/02/24
(Call 10/03/23)	10	9,479
Ryder System Inc., 3.35%, 09/01/25 (Call 08/01/25)	5	4,784
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	10	9,715
United Parcel Service Inc. 3.90%, 04/01/25 (Call 03/01/25)	10	9,793
6.20%, 01/15/38	10	11,178

		51,709

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	3	2,787

Total Corporate Bonds & Notes — 54.7%
(Cost: $6,946,884)		6,810,680

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.4%
Federal Home Loan Mortgage Corp., 4.00%, 02/01/53	48	44,981
Federal National Mortgage Association 1.50%, 09/01/52(f)	25	18,851
2.50%, 09/01/38(f)	100	89,926

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/38(f)	$50	$46,199
3.50%, 09/01/38(f)	25	23,572
3.50%, 07/01/50	17	15,509
4.00%, 09/01/38(f)	25	24,002
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K081, Class A2, 3.90%, 08/25/28(c)	30	28,812
Series K108, Class A2, 1.52%, 03/25/30	16	13,117
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	47	37,609
Government National Mortgage Association 2.00%, 09/21/53(f)	50	41,238
2.50%, 09/21/53(f)	125	106,338
3.00%, 08/20/51	46	40,684
3.00%, 02/20/52	70	61,977
3.50%, 03/20/49	27	24,521
3.50%, 09/21/53(f)	71	64,469
4.00%, 09/21/53(f)	50	46,586
4.50%, 03/20/49	24	23,386
4.50%, 08/20/52	28	26,426
5.00%, 09/21/53(f)	75	72,980
5.50%, 12/20/52	18	18,251
5.50%, 07/20/53	9	9,202
5.50%, 09/21/53(f)	75	74,238
Uniform Mortgage-Backed Securities 1.50%, 03/01/36	3	2,472
1.50%, 02/01/37	61	52,654
1.50%, 03/01/37	46	39,769
1.50%, 07/01/51	20	15,104
1.50%, 11/01/51	24	18,073
2.00%, 11/01/35	64	56,477
2.00%, 09/19/37(f)	108	94,280
2.00%, 08/01/50	294	235,430
2.00%, 10/01/50	25	20,181
2.00%, 12/01/51	24	18,841
2.00%, 02/01/52	26	20,663
2.00%, 03/01/52	471	375,956
2.00%, 09/14/53(f)	125	99,526
2.50%, 09/01/51	170	141,027
2.50%, 11/01/51	43	35,571
2.50%, 01/01/52	179	148,472
2.50%, 09/14/53(f)	250	207,090
3.00%, 12/01/49	97	84,346
3.00%, 09/01/53(f)	225	193,843
3.50%, 05/01/50	21	18,715
3.50%, 06/01/50	11	9,579
3.50%, 09/14/53(f)	200	178,758
4.00%, 05/01/52	26	23,981
4.00%, 09/14/53(f)	97	89,528
4.50%, 09/14/53(f)	125	118,516
5.00%, 09/14/53(f)	125	121,204
5.50%, 01/01/53	24	24,113
5.50%, 09/14/53(f)	135	133,291
6.00%, 09/14/53(f)	125	125,327

		3,655,661

U.S. Government Obligations — 13.6%
U.S. Treasury Note/Bond 0.63%, 08/15/30	58	45,700
1.13%, 08/15/40	67	41,134
1.38%, 11/15/31	100	81,043
1.38%, 11/15/40	106	67,670

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.38%, 08/15/50	$187	$100,751
1.63%, 11/15/50	177	102,615
1.75%, 08/15/41	145	97,427
1.88%, 02/15/32	159	133,641
1.88%, 02/15/41	136	94,521
1.88%, 02/15/51	79	48,736
1.88%, 11/15/51	101	61,814
2.25%, 08/15/46	39	26,864
2.50%, 02/15/45	130	95,464
2.50%, 02/15/46	38	27,627
2.50%, 05/15/46	38	27,593
2.75%, 08/15/32	149	133,745
2.88%, 08/15/45	88	68,857
3.00%, 11/15/45	45	35,951
3.50%, 02/15/33	70	66,664
3.63%, 05/15/53	70	63,131
4.00%, 11/15/42	109	103,418
4.13%, 11/15/32	140	139,934
4.13%, 08/15/53	35	34,530

		1,698,830

Total U.S. Government & Agency Obligations — 43.0% (Cost: $5,773,407)		5,354,491

Total Long-Term Investments — 99.2% (Cost: $12,933,401)		12,345,190

Short-Term Securities

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(g)(h)	1,893	1,893,436
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(g)(h)(i)	159	158,735

Total Short-Term Securities — 16.5% (Cost: $2,051,593)		2,052,171

Total Investments Before TBA Sales Commitments — 115.7% (Cost: $14,984,994)		14,397,361

Security	Par (000)	Value

TBA Sales Commitments

Mortgage-Backed Securities — (0.7)%
Government National Mortgage Association, 5.50%, 09/21/53(f)	$(25)	$(24,746)
Uniform Mortgage-Backed Securities, 2.00%, 09/14/53(f)	$(75)	(59,716)

Total TBA Sales Commitments — (0.7)% (Proceeds: $(83,535))		(84,462)

Total Investments, Net of TBA Sales Commitments — 115.0% (Cost: $14,901,459)		14,312,899

Liabilities in Excess of Other Assets — (15.0)%		(1,872,280)

Net Assets — 100.0%		$12,440,619

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,172,145	$—		$(278,265	)(a)	$188	$(632)	$1,893,436	1,893	$43,222		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	126,506	32,229	(a)	—		—	—	158,735	159	2,829	(b)	—

						$188	$(632)	$2,052,171		$46,051		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® USD Bond Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$180,019	$—	$180,019
Corporate Bonds & Notes	—	6,810,680	—	6,810,680
U.S. Government & Agency Obligations	—	5,354,491	—	5,354,491
Short-Term Securities
Money Market Funds	2,052,171	—	—	2,052,171

Liabilities
Investments
TBA Sales Commitments	—	(84,462)	—	(84,462)

	$2,052,171	$12,260,728	$—	$14,312,899

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$189,942,262	$248,324,832	$12,345,190
Investments, at value — affiliated(c)	46,083,529	16,556,591	2,052,171
Cash	3,714	8,958	49
Foreign currency, at value(d)	270	—	—
Receivables:
Investments sold	9,859,933	13,941,681	187,244
Securities lending income — affiliated	32,989	3,143	70
TBA sales commitments	—	—	83,535
Dividends — affiliated	10,442	4,625	9,292
Interest — unaffiliated	3,448,130	3,213,127	94,636

Total assets	249,381,269	282,052,957	14,772,187

LIABILITIES
Collateral on securities loaned, at value	43,410,138	15,469,752	58,735
TBA sales commitments, at value(e)	—	—	84,462
Payables:
Investments purchased	8,784,013	13,494,369	2,186,637
Investment advisory fees	58,771	38,259	1,734

Total liabilities	52,252,922	29,002,380	2,331,568

Commitments and contingent liabilities

NET ASSETS	$197,128,347	$253,050,577	$12,440,619

NET ASSETS CONSIST OF
Paid-in capital	$214,675,261	$280,536,103	$15,600,945
Accumulated loss	(17,546,914)	(27,485,526)	(3,160,326)

NET ASSETS	$197,128,347	$253,050,577	$12,440,619

NET ASSETVALUE
Shares outstanding	4,400,000	5,800,000	150,000

Net asset value	$44.80	$43.63	$82.94

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$193,058,217	$260,133,046	$12,933,401
(b) Securities loaned, at value	$39,541,641	$12,883,176	$53,016
(c) Investments, at cost — affiliated	$46,072,844	$16,552,461	$2,051,593
(d) Foreign currency, at cost	$242	$—	$—
(e) Proceeds from TBA sales commitments	$—	$—	$83,535

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

August 31, 2023

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

INVESTMENT INCOME
Dividends — affiliated	$32,230	$34,841	$45,682
Interest — unaffiliated	6,421,943	6,217,402	234,818
Securities lending income — affiliated — net	132,996	25,536	369
Other income — unaffiliated	400	—	—

Total investment income	6,587,569	6,277,779	280,869

EXPENSES
Investment advisory	289,662	224,576	11,412

Total expenses	289,662	224,576	11,412

Less:
Investment advisory fees waived	—	—	(790)

Total expenses after fees waived	289,662	224,576	10,622

Net investment income	6,297,907	6,053,203	270,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,689,459)	(3,993,816)	(423,667)
Investments — affiliated	(4,647)	(5,105)	188
In-kind redemptions — unaffiliated(a)	408,438	137,486	—

	(3,285,668)	(3,861,435)	(423,479)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,409,536	3,745,746	296,078
Investments — affiliated	(3,547)	(917)	(632)
Foreign currency translations	6	—	—

	5,405,995	3,744,829	295,446

Net realized and unrealized gain (loss)	2,120,327	(116,606)	(128,033)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,418,234	$5,936,597	$142,214

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares High Yield Bond Factor ETF		iShares Investment Grade Bond Factor ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,297,907	$7,368,573	$6,053,203	$6,466,133
Net realized loss	(3,285,668)	(11,636,097)	(3,861,435)	(12,729,043)
Net change in unrealized appreciation (depreciation)	5,405,995	(3,713,812)	3,744,829	(10,147,353)

Net increase (decrease) in net assets resulting from operations	8,418,234	(7,981,336)	5,936,597	(16,410,263)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,796,298)	(7,711,884)	(5,872,323)	(6,064,177)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	59,891,172	(24,604,285)	17,526,500	95,924,836

NET ASSETS
Total increase (decrease) in net assets	62,513,108	(40,297,505)	17,590,774	73,450,396
Beginning of period	134,615,239	174,912,744	235,459,803	162,009,407

End of period	$197,128,347	$134,615,239	$253,050,577	$235,459,803

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares USD Bond Factor ETF

	Six Months Ended
	08/31/23	Year Ended 02/28/23
	(unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$270,247	$499,798
Net realized loss	(423,479)	(2,155,687)
Net change in unrealized appreciation (depreciation)	295,446	(289,682)

Net increase (decrease) in net assets resulting from operations	142,214	(1,945,571)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(267,234)	(482,791)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(4,233,961)

NET ASSETS
Total decrease in net assets	(125,020)	(6,662,323)
Beginning of period	12,565,639	19,227,962

End of period	$12,440,619	$12,565,639

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

		iShares High Yield Bond Factor ETF

	Six Months Ended
	08/31/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/23	02/28/22	02/28/21	02/29/20	02/28/19

Net asset value, beginning of period	$44.14		$49.27	$51.32	$49.43	$49.03	$49.99

Net investment income(a)	1.69		2.66	2.23	2.90	2.88	2.92
Net realized and unrealized gain (loss)(b)	0.57		(5.00)	(1.90)	1.97	0.39	(0.98)

Net increase (decrease) from investment operations	2.26		(2.34)	0.33	4.87	3.27	1.94

Distributions from net investment income(c)		(1.60)	(2.79)	(2.38)	(2.98)	(2.87)	(2.90)

Net asset value, end of period	$44.80		$44.14	$49.27	$51.32	$49.43	$49.03

Total Return(d)
Based on net asset value	5.24	%(e)	(4.73)%	0.63%	10.38%	6.78%	4.08%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	7.61	%(g)	5.89%	4.37%	5.97%	5.77%	5.99%

Supplemental Data
Net assets, end of period (000)	$197,128		$134,615	$174,913	$79,541	$39,545	$17,162

Portfolio turnover rate(h)		30%	60%	67%	67%	46%	59%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF

	Six Months Ended
	08/31/23		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/23	02/28/22	02/28/21	02/29/20	02/28/19

Net asset value, beginning of period	$43.60		$49.85	$53.69	$53.44	$48.32	$48.85

Net investment income(a)	1.07		1.70	1.36	1.56	1.88	1.88
Net realized and unrealized gain (loss)(b)	0.01		(6.35)	(3.19)	0.76	6.14	(0.69)

Net increase (decrease) from investment operations	1.08		(4.65)	(1.83)	2.32	8.02	1.19

Distributions(c)
From net investment income		(1.05)	(1.59)	(1.39)	(1.59)	(1.85)	(1.72)
From net realized gain	—		(0.01)	(0.62)	(0.48)	(1.05)	—

Total distributions		(1.05)	(1.60)	(2.01)	(2.07)	(2.90)	(1.72)

Net asset value, end of period	$43.63		$43.60	$49.85	$53.69	$53.44	$48.32

Total Return(d)
Based on net asset value	2.46	%(e)	(9.35)%	(3.57)%	4.41%	16.96%	2.54%

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	4.85	%(g)	3.80%	2.57%	2.90%	3.67%	3.95%

Supplemental Data
Net assets, end of period (000)	$253,051		$235,460	$162,009	$158,379	$93,520	$96,648

Portfolio turnover rate(h)		39%	87%	59%	46%	75%	63%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares USD Bond Factor ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Period From 10/12/21(a) to 02/28/22

Net asset value, beginning of period	$83.77		$96.14	$100.00

Net investment income(b)	1.80		2.62	0.54
Net realized and unrealized loss(c)		(0.85)	(12.51)		(3.96)

Net increase (decrease) from investment operations	0.95		(9.89)		(3.42)

Distributions from net investment income(d)		(1.78)	(2.48)		(0.44)

Net asset value, end of period	$82.94		$83.77	$96.14

Total Return(e)
Based on net asset value	1.12	%(f)	(10.34)%	(3.43	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18	%(h)

Total expenses after fees waived	0.17	%(h)	0.16%	0.16	%(h)

Net investment income	4.26	%(h)	3.02%	1.43	%(h)

Supplemental Data
Net assets, end of period (000)	$12,441		$12,566	$19,228

Portfolio turnover rate(i)(j)		168%	519%		243%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor	Diversified
Investment Grade Bond Factor	Diversified
USD Bond Factor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$2,926,966	$(2,926,966)	$—		$—
BNP Paribas SA	3,395,760	(3,395,760)	—		—
BofA Securities, Inc.	1,833,524	(1,833,524)	—		—
Citigroup Global Markets, Inc.	573,560	(573,560)	—		—
Goldman Sachs & Co. LLC	9,543,556	(9,543,556)	—		—
J.P. Morgan Securities LLC	8,274,582	(8,274,582)	—		—
Jefferies LLC	1,000,322	(1,000,322)	—		—
Morgan Stanley	3,186,206	(3,186,206)	—		—
Pershing LLC	18,115	(18,115)	—		—
RBC Capital Markets LLC	1,223,857	(1,223,857)	—		—
Scotia Capital (USA), Inc.	1,265,040	(1,265,040)	—		—
State Street Bank & Trust Co.	6,300,153	(6,300,153)	—		—

	$39,541,641	$(39,541,641)	$—		$—

Investment Grade Bond Factor
Barclays Bank PLC	$4,161,209	$(4,161,209)	$—		$—
BMO Capital Markets Corp.	366,626	(366,626)	—		—
BNP Paribas SA	487,347	(487,347)	—		—
BofA Securities, Inc.	1,034,826	(1,034,826)	—		—
J.P. Morgan Securities LLC	959,887	(959,887)	—		—
Jefferies LLC	324,314	(324,314)	—		—
Morgan Stanley	2,088,130	(2,088,130)	—		—
Pershing LLC	1,143,265	(1,143,265)	—		—
RBC Capital Markets LLC	797,612	(797,612)	—		—
State Street Bank & Trust Co.	1,491,812	(1,491,812)	—		—
Wells Fargo Securities LLC	28,148	(28,148)	—		—

	$12,883,176	$(12,883,176)	$—		$—

USD Bond Factor
BNP Paribas SA	$2,263	$(2,263)	$—		$—
Goldman Sachs & Co. LLC	42,380	(42,380)	—		—
J.P. Morgan Securities LLC	996	(996)	—		—
Morgan Stanley	2,615	(2,615)	—		—
Wells Fargo Securities LLC	4,762	(4,762)	—		—

	$53,016	$(53,016)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18
USD Bond Factor	0.18

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares USD Bond Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

USD Bond Factor	$790

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
High Yield Bond Factor	$35,698
Investment Grade Bond Factor	8,727
USD Bond Factor	89

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales

High Yield Bond Factor	$—	$—	$48,192,473	$49,124,091
Investment Grade Bond Factor.	—	—	94,388,605	95,037,462
USD Bond Factor	18,485,874	18,968,514	2,409,588	1,987,555

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

High Yield Bond Factor	$75,742,736	$17,098,718
Investment Grade Bond Factor	26,267,010	8,704,509

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

High Yield Bond Factor	$(11,986,708)
Investment Grade Bond Factor	(12,519,533)
USD Bond Factor	(1,966,331)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High Yield Bond Factor	$ 239,442,967	$2,955,798	$(6,372,974)	$(3,417,176)
Investment Grade Bond Factor	277,030,210	531,214	(12,680,001)	(12,148,787)
USD Bond Factor	15,224,443	23,924	(851,933)	(828,009)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

High Yield Bond Factor
Shares sold	1,750,000	$77,576,640	700,000	$31,145,415
Shares redeemed	(400,000)	(17,685,468)	(1,200,000)	(55,749,700)

	1,350,000	$59,891,172	(500,000)	$(24,604,285)

Investment Grade Bond Factor
Shares sold	600,000	$26,350,075	2,150,000	$95,924,836
Shares redeemed	(200,000)	(8,823,575)	—	—

	400,000	$17,526,500	2,150,000	$95,924,836

USD Bond Factor
Shares redeemed	—	$—	(50,000)	$(4,233,961)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares High Yield Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

iShares Investment Grade Bond Factor ETF, iShares USD Bond Factor ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts withsubstantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-208-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
•	iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
•	iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.50%	15.94%

U.S. small cap equities (Russell 2000® Index)	0.99	4.65

International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92

Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.12%	2.12%	1.64%	1.42%	2.12%	8.45%	9.05%
Fund Market	2.14	2.30	1.58	1.43	2.30	8.17	9.11
Index	2.15	2.20	1.84	1.64	2.20	9.56	10.50
The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,021.20	$0.61		$1,000.00	$1,024.50	$0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.1%
Aa	3.1
A	49.4
Baa	43.7
Ba	0.7
Not Rated	1.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-2 Years	24.1%
2-3 Years	26.3
3-4 Years	23.0
4-5 Years	22.3
5-6 Years	3.8
6-7 Years	0.3
8-9 Years	0.1
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.93%	(1.27)%	0.71%	(1.27)%	3.53%
Fund Market	0.97	(1.17)	0.73	(1.17)	3.60
Index	0.96	(1.19)	0.82	(1.19)	4.06

The inception date of the Fund was October 18, 2018. The first day of secondary market trading was October 23, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.30	$0.45		$1,000.00	$1,024.70	$0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	59.3%
Aa	8.4
A	11.6
Baa	12.7
Ba	0.3
Not Rated	7.7

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	69.7%
Corporate Bonds & Notes	26.4
Foreign Government Obligations	3.4
Collaterized Mortgage Obligations	0.9
Asset-Backed Securities	0.4
Municipal Debt Obligations	—	(b)
TBA Sales Commitments	(0.8)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.99%	0.71%	1.26%	1.07%	0.71%	6.48%	6.73%
Fund Market	2.11	1.03	1.23	1.08	1.03	6.29	6.83
Index	2.04	0.90	1.55	1.35	0.90	7.98	8.59

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.90	$0.91		$1,000.00	$1,024.20	$0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.2%
Aa	4.4
A	45.7
Baa	45.6
Ba	1.3
Not Rated	0.8

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	36.9%
5-10 Years	27.1
10-15 Years	7.8
15-20 Years	5.7
More than 20 Years	22.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	$1,020	$958,535
4.95%, 08/15/25 (Call 05/15/25)	10	9,735
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	748	727,976
3.85%, 12/15/26 (Call 09/15/26)	75	71,613
5.40%, 01/15/27	540	541,280
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	15	13,914
3.13%, 05/04/27 (Call 02/04/27)	15	13,979
3.50%, 03/15/27 (Call 12/15/26)	65	61,370
3.95%, 08/16/25 (Call 06/16/25)	63	61,257

		2,459,659

Agriculture — 0.9%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	35	32,855
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,686	4,339,517
3.25%, 08/15/26 (Call 05/15/26)	3,080	2,899,574
3.75%, 09/25/27 (Call 06/25/27)	250	235,327

		7,507,273

Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)	20	19,750

Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	388	371,510
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,007	974,011
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	333	322,550
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	10	9,337
4.25%, 04/01/25 (Call 01/01/25)	70	68,060
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	585	552,117
2.80%, 04/23/27 (Call 02/23/27)(a)	775	703,956

		3,001,541

Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.00%, 09/10/25(a)	270	247,493
1.20%, 07/08/25	204	189,094
1.30%, 09/09/26	35	31,231
2.30%, 09/09/26	55	50,555
2.35%, 01/08/27	45	41,185
4.70%, 01/12/28	2,050	2,023,739
4.75%, 01/12/26	60	59,404
5.00%, 05/23/25	220	218,051
5.13%, 07/07/28	775	775,721
5.25%, 07/07/26	275	275,440
Series A, 4.60%, 04/17/25	385	380,068
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	2,590	2,371,508
General Motors Co.
4.00%, 04/01/25(a)	610	593,225
6.80%, 10/01/27 (Call 08/01/27)	15	15,463
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	75	66,576
2.35%, 02/26/27 (Call 01/26/27)	950	844,721
2.70%, 08/20/27 (Call 06/20/27)	60	53,362
2.75%, 06/20/25 (Call 05/20/25)	165	155,867
2.90%, 02/26/25 (Call 01/26/25)	1,007	961,937

Security	Par (000)	Value

Auto Manufacturers (continued)
4.00%, 01/15/25 (Call 10/15/24)	$320	$311,091
4.00%, 10/06/26 (Call 07/06/26)	75	70,873
4.30%, 07/13/25 (Call 04/13/25)	97	94,214
4.35%, 04/09/25 (Call 02/09/25)	1,127	1,100,504
4.35%, 01/17/27 (Call 10/17/26)	115	109,416
5.00%, 04/09/27 (Call 03/09/27)	1,165	1,134,628
5.80%, 06/23/28 (Call 05/23/28)	135	133,869
6.00%, 01/09/28 (Call 12/09/27)	425	425,969
PACCAR Financial Corp.
1.80%, 02/06/25	30	28,554
4.45%, 03/30/26(a)	60	59,476
Toyota Motor Credit Corp.
1.15%, 08/13/27	560	484,478
1.80%, 02/13/25	318	302,304
1.90%, 01/13/27(a)	170	153,779
2.00%, 10/07/24	27	26,007
3.00%, 04/01/25	698	673,689
3.05%, 03/22/27	165	154,846
3.20%, 01/11/27	170	160,458
3.40%, 04/14/25(a)	167	162,165
4.45%, 05/18/26	475	468,488
4.55%, 09/20/27	870	856,724
5.00%, 08/14/26	200	199,932

		16,466,104

Auto Parts & Equipment — 0.1%
Aptiv PLC, 2.40%, 02/18/25 (Call 09/11/23)	150	142,832
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	640	579,942
3.38%, 03/15/25 (Call 12/15/24)(a)	294	283,769
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	40	37,462

		1,044,005

Banks — 33.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(a)	7,743	7,063,319
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	790	793,199
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	315	276,728
1.85%, 03/25/26	1,612	1,456,781
2.75%, 05/28/25	325	307,603
3.80%, 02/23/28	400	366,252
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	1,195	1,119,476
4.25%, 04/11/27	1,165	1,101,566
5.18%, 11/19/25	442	432,148
5.59%, 08/08/28	400	396,508
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(b)	400	378,620
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	160	145,008
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	400	368,000
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(b)	5	4,729
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	2,406	2,153,081

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(b)	$4,550	$4,291,696
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	800	682,056
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)	865	831,282
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	685	619,658
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(b)	363	351,740
3.25%, 10/21/27 (Call 10/21/26)	40	37,261
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(b)	672	647,734
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	300	288,372
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	2,070	1,897,134
3.50%, 04/19/26(a)	69	65,656
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	345	326,863
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	1,030	958,054
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	2,245	2,100,804
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	1,725	1,625,881
3.88%, 08/01/25	66	64,219
4.00%, 01/22/25	274	267,172
4.25%, 10/22/26(a)	130	124,729
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	500	471,675
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	1,440	1,380,917
4.45%, 03/03/26	180	174,996
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	35	34,345
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	1,000	978,780
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	450	444,087
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	1,500	1,476,510
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	1,340	1,371,477
6.22%, 09/15/26	15	15,323
Series L, 3.95%, 04/21/25	882	854,323
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,360	1,290,722
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	908	820,160
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	2,420	2,171,853
1.25%, 09/15/26	1,375	1,218,305
1.50%, 01/10/25	180	170,307
1.85%, 05/01/25	212	199,170
2.65%, 03/08/27	75	68,452
3.70%, 06/07/25	80	77,311
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	45	39,742
5.20%, 02/01/28 (Call 01/01/28)	1,275	1,264,698

Security	Par (000)	Value

Banks (continued)
5.30%, 06/05/26	$190	$189,297
Series H, 4.70%, 09/14/27 (Call 08/14/27)	40	39,030
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	165	148,856
1.05%, 10/15/26 (Call 09/15/26)(a)	50	43,988
1.60%, 04/24/25 (Call 03/24/25)	1,880	1,765,752
1.65%, 07/14/28 (Call 05/14/28)	1,000	853,970
2.05%, 01/26/27 (Call 12/26/26)(a)	50	45,166
2.10%, 10/24/24	603	581,250
2.45%, 08/17/26 (Call 05/17/26)	20	18,519
2.80%, 05/04/26 (Call 02/04/26)	140	131,443
3.40%, 01/29/28 (Call 10/29/27)(a)	30	27,962
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	45	42,379
3.85%, 04/28/28(a)	1,240	1,180,207
3.95%, 11/18/25 (Call 10/18/25)	110	106,351
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)(b)	20	19,108
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	500	485,410
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	505	496,955
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(b)	165	166,878
Series G, 3.00%, 02/24/25 (Call 01/24/25)	250	240,860
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,625	4,147,006
1.30%, 06/11/25(a)	1,656	1,533,887
1.30%, 09/15/26	3,830	3,391,733
1.35%, 06/24/26	1,855	1,657,572
1.45%, 01/10/25	70	66,203
1.95%, 02/02/27	120	107,309
2.20%, 02/03/25	2,314	2,204,687
2.70%, 08/03/26	1,320	1,226,465
2.95%, 03/11/27	220	202,937
3.45%, 04/11/25	70	67,612
4.50%, 12/16/25	50	48,460
4.75%, 02/02/26	750	736,890
5.25%, 06/12/28	210	208,127
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)(b)	100	77,008
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	2,305	2,047,693
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(b)	800	756,176
3.65%, 03/16/25	305	294,288
4.38%, 01/12/26	1,460	1,407,338
4.84%, 05/09/28 (Call 05/07/27)	400	370,392
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	800	759,872
5.20%, 05/12/26	980	951,649
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	50	49,244
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(b)	905	897,136
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	300	312,372
BNP Paribas SA, 4.25%, 10/15/24	740	724,297
BPCE SA, 3.38%, 12/02/26	175	163,170

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	$775	$706,606
1.00%, 10/18/24	40	37,947
1.25%, 06/22/26	210	187,207
2.25%, 01/28/25	1,788	1,705,198
3.30%, 04/07/25	230	221,649
3.45%, 04/07/27	130	121,420
3.95%, 08/04/25	140	135,642
5.00%, 04/28/28	330	323,228
5.14%, 04/28/25	325	322,371
5.61%, 07/17/26	160	160,389
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	3,155	2,826,754
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)	82	77,560
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	1,465	1,304,509
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(b)	30	28,387
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	1,395	1,281,001
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	1,327	1,269,952
3.20%, 10/21/26 (Call 07/21/26)	55	51,291
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	70	67,250
3.30%, 04/27/25	518	500,419
3.40%, 05/01/26	110	104,095
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	945	871,205
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	190	176,715
3.70%, 01/12/26	2,045	1,960,603
3.88%, 03/26/25	205	198,666
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	1,225	1,157,233
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	500	468,815
4.13%, 07/25/28	400	373,076
4.30%, 11/20/26	50	47,976
4.40%, 06/10/25	833	812,242
4.45%, 09/29/27(a)	1,110	1,061,060
4.60%, 03/09/26	150	145,992
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	715	696,160
5.50%, 09/13/25	417	414,711
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	250	231,803
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)	500	466,010
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/27/26)	2	1,813
Comerica Bank, 4.00%, 07/27/25	265	248,432
Cooperatieve Rabobank UA, 4.38%, 08/04/25	250	242,335
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	30	28,947
Credit Suisse AG/New York
2.95%, 04/09/25	240	227,950
3.70%, 02/21/25	1,920	1,852,109
5.00%, 07/09/27	900	876,879

Security	Par (000)	Value

Banks (continued)
7.50%, 02/15/28	$1,240	$1,326,217
Deutsche Bank AG
4.10%, 01/13/26(a)	560	536,043
4.50%, 04/01/25	45	43,315
Deutsche Bank AG/New York NY
1.69%, 03/19/26	185	167,956
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	1,595	1,446,649
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	710	622,358
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	780	688,662
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(b)	2,210	2,132,650
4.10%, 01/13/26	923	877,856
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)	190	192,138
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)	400	405,788
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	55	50,371
4.25%, 03/13/26	5	4,752
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	5	4,345
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)(b)	10	9,346
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(b)	680	687,997
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	177	167,290
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	70	64,959
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	160	143,600
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	2,372	2,126,474
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	1,545	1,363,323
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	3,220	2,865,220
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	1,720	1,556,101
3.50%, 01/23/25 (Call 10/23/24)	166	160,839
3.50%, 04/01/25 (Call 03/01/25)	164	158,294
3.50%, 11/16/26 (Call 11/16/25)	85	79,901
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	1,180	1,103,748
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(b)	1,035	968,905
3.75%, 05/22/25 (Call 02/22/25)	131	126,593
3.75%, 02/25/26 (Call 11/25/25)	25	23,966
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	700	647,514
3.85%, 01/26/27 (Call 01/26/26)	115	109,129
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	980	922,445
4.25%, 10/21/25	130	126,044
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	215	206,858

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(b)	$500	$498,300
5.95%, 01/15/27	130	131,269
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	2,970	2,640,449
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	695	647,288
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	1,265	1,179,005
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	1,000	837,570
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	490	436,659
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(b)	755	723,939
3.90%, 05/25/26	2,972	2,830,265
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	345	323,810
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(b)	200	194,868
4.25%, 08/18/25	429	413,629
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	1,445	1,393,457
4.30%, 03/08/26	365	352,740
4.38%, 11/23/26(a)	540	514,377
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	1,200	1,132,740
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	550	527,400
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(b)	700	697,865
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	250	251,678
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(b)	270	277,792
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	545	572,473
Huntington Bancshares Inc.
4.00%, 05/15/25 (Call 04/15/25)(a)	595	573,146
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(b)	325	305,656
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(b)	1,925	1,821,647
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	2,390	2,149,829
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(b)	200	193,676
3.95%, 03/29/27	495	469,587
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	310	291,710
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)(b)	685	612,143
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	240	216,535
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	2,645	2,336,038

Security	Par (000)	Value

Banks (continued)
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(b)	$32	$30,223
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	3,015	2,707,500
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	2,605	2,457,427
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	3,672	3,454,654
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	100	88,807
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(b)	249	238,833
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)	15	14,324
2.95%, 10/01/26 (Call 07/01/26)(a)	5	4,669
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	460	421,880
3.13%, 01/23/25 (Call 10/23/24)	239	231,240
3.20%, 06/15/26 (Call 03/15/26)	110	104,213
3.30%, 04/01/26 (Call 01/01/26)	25	23,748
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	195	182,091
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	2,185	2,063,143
3.88%, 09/10/24	6	5,878
3.90%, 07/15/25 (Call 04/15/25)	106	103,004
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)	80	76,943
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	115	112,130
4.13%, 12/15/26	70	67,366
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	3,270	3,144,857
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	1,875	1,837,612
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	1,390	1,382,063
7.63%, 10/15/26(a)	30	31,891
7.75%, 07/15/25	35	36,397
8.00%, 04/29/27(a)	195	213,872
KeyCorp, 4.10%, 04/30/28	740	664,446
Lloyds Bank PLC, 3.50%, 05/14/25	700	671,860
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	560	500,052
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)	2,220	2,105,426
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	20	19,233
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	395	358,577
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	85	79,062
4.45%, 05/08/25	345	336,630
4.55%, 08/16/28	300	284,451
4.58%, 12/10/25	1,452	1,397,521
4.65%, 03/24/26	2,885	2,784,487
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	305	302,792
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(b)	600	599,370

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	$200	$184,706
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	55	48,748
2.19%, 02/25/25	1,500	1,423,500
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	570	511,347
3.29%, 07/25/27(a)	525	487,846
3.78%, 03/02/25	133	129,122
3.85%, 03/01/26	50	48,001
3.96%, 03/02/28	695	661,598
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	960	911,962
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	570	558,155
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	335	330,501
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	410	406,322
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)(b)	430	427,902
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(b)	200	199,022
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	405	404,044
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	650	575,081
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	70	62,151
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(b)	1,375	1,285,762
2.84%, 09/13/26	15	13,803
4.02%, 03/05/28	725	683,515
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	65	64,371
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	295	294,248
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	800	800,944
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	3,522	3,158,001
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	52	49,041
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	2,485	2,205,984
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	3,705	3,321,458
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	1,683	1,586,800
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	1,760	1,587,590
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(b)	405	385,856
3.13%, 07/27/26	1,935	1,811,276
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	230	212,695
3.63%, 01/20/27	55	51,956
3.70%, 10/23/24	2,002	1,958,957

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	$2,020	$1,872,843
3.88%, 01/27/26	2,581	2,483,800
3.95%, 04/23/27(a)	350	329,903
4.00%, 07/23/25	919	891,742
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	770	735,412
4.35%, 09/08/26	330	317,780
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	330	323,054
5.00%, 11/24/25	908	893,890
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	325	318,386
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	635	622,871
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	205	203,778
6.25%, 08/09/26	225	229,815
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	65	66,599
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	658	619,171
Morgan Stanley Bank NA, 4.75%, 04/21/26	350	345,688
National Australia Bank Ltd./New York
3.91%, 06/09/27	250	239,025
4.90%, 06/13/28	500	493,990
National Bank of Canada, 5.25%, 01/17/25	1,950	1,941,361
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	1,970	1,749,774
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	1,300	1,172,483
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(b)	571	543,866
4.80%, 04/05/26	1,160	1,129,689
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	205	201,310
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	435	432,477
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(b)	15	13,382
3.95%, 10/30/25	398	385,161
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	270	259,151
3.10%, 10/25/27 (Call 09/25/27)	495	451,702
3.25%, 06/01/25 (Call 05/02/25)	277	264,873
3.30%, 10/30/24 (Call 09/30/24)	259	251,639
3.88%, 04/10/25 (Call 03/10/25)	2,202	2,129,158
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	45	39,925
2.20%, 11/01/24 (Call 10/02/24)	673	645,844
2.60%, 07/23/26 (Call 05/23/26)	110	102,194
3.15%, 05/19/27 (Call 04/19/27)	530	490,690
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	480	471,005
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)(b)	1,350	1,328,035
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	958	949,943

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(b)	$458	$457,524
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	500	414,530
2.25%, 05/18/25 (Call 04/18/25)	825	771,078
Royal Bank of Canada
0.88%, 01/20/26	160	143,992
1.15%, 06/10/25	1,078	998,034
1.15%, 07/14/26	115	102,249
1.20%, 04/27/26	45	40,336
1.40%, 11/02/26	45	39,858
2.05%, 01/21/27	60	54,013
2.25%, 11/01/24	830	797,987
3.63%, 05/04/27	35	32,995
4.24%, 08/03/27	25	24,043
4.65%, 01/27/26	95	93,259
4.88%, 01/12/26	160	158,027
4.90%, 01/12/28(a)	1,580	1,556,663
4.95%, 04/25/25	765	756,486
5.20%, 07/20/26	460	458,013
5.20%, 08/01/28	975	969,033
6.00%, 11/01/27	130	133,033
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	2,820	2,471,476
3.24%, 10/05/26 (Call 08/05/26)	90	82,427
3.45%, 06/02/25 (Call 05/02/25)	485	462,554
4.50%, 07/17/25 (Call 04/17/25)	300	292,677
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	410	408,155
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(b)	172	171,221
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(b)	200	181,350
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)	200	175,948
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	2,365	2,080,727
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(b)	200	201,546
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	2,537	2,435,723
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(b)	10	9,571
3.30%, 12/16/24	943	915,464
3.55%, 08/18/25	2,650	2,557,912
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	320	317,168
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	45	45,684
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	260	250,120
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	200	177,022
1.47%, 07/08/25	1,650	1,528,378
2.17%, 01/14/27	200	179,412
2.35%, 01/15/25	1,910	1,823,687
2.63%, 07/14/26	55	50,747
3.01%, 10/19/26	40	37,072

Security	Par (000)	Value

Banks (continued)
3.35%, 10/18/27(a)	$545	$501,236
3.36%, 07/12/27	125	115,934
3.45%, 01/11/27	30	28,080
3.54%, 01/17/28	70	64,607
3.94%, 07/19/28	700	654,255
5.52%, 01/13/28	1,575	1,572,574
5.80%, 07/13/28	400	404,888
5.88%, 07/13/26	385	387,911
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	520	492,487
Toronto-Dominion Bank (The)
0.75%, 09/11/25	15	13,678
0.75%, 01/06/26	30	26,939
1.15%, 06/12/25	1,209	1,121,190
1.20%, 06/03/26	495	441,401
1.25%, 09/10/26	3,690	3,270,299
1.45%, 01/10/25	35	33,166
1.95%, 01/12/27	20	17,964
2.80%, 03/10/27	310	284,289
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)(b)	830	774,672
3.77%, 06/06/25	40	38,828
4.11%, 06/08/27	175	167,052
5.52%, 07/17/28	475	476,938
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	50	46,639
2.15%, 12/06/24 (Call 11/05/24)	244	232,952
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(b)	606	563,574
3.63%, 09/16/25 (Call 08/16/25)	250	236,933
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	75	63,410
1.20%, 08/05/25 (Call 07/03/25)	60	55,042
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	615	548,605
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	915	763,769
2.85%, 10/26/24 (Call 09/26/24)	69	66,579
3.70%, 06/05/25 (Call 05/05/25)	94	90,587
4.00%, 05/01/25 (Call 03/01/25)	157	152,142
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	520	498,550
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	260	259,839
U.S. Bancorp
1.45%, 05/12/25 (Call 04/11/25)	50	46,774
3.90%, 04/26/28 (Call 03/24/28)	495	464,671
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	1,045	997,181
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	1,000	997,580
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	142	135,065
2.80%, 01/27/25 (Call 12/27/24)(a)	117	112,336
UBS Group AG
3.75%, 03/26/25	464	448,071
4.55%, 04/17/26	610	590,321
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	4,790	4,260,034
3.00%, 10/23/26	60	55,560

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	$235	$218,712
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	819	760,196
4.30%, 07/22/27	300	287,271
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	2,800	2,716,672
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	460	457,948
Westpac Banking Corp.
1.15%, 06/03/26	135	121,333
2.35%, 02/19/25(a)	345	330,972
2.85%, 05/13/26	120	113,083
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(b)	1,381	1,304,354
3.35%, 03/08/27	110	103,849
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	155	144,689

		284,631,400

Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	245	236,756
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	70	67,950
Coca-Cola Co. (The)
1.45%, 06/01/27	2,540	2,267,890
2.90%, 05/25/27	135	126,915
3.38%, 03/25/27	1,900	1,818,718
Constellation Brands Inc., 4.35%, 05/09/27 (Call 04/09/27)	55	53,230
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,210	4,810,341
2.13%, 10/24/24 (Call 09/24/24)	4,920	4,734,910
5.20%, 10/24/25	500	500,125
5.30%, 10/24/27 (Call 09/24/27)	2,230	2,258,209
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	59,998
3.40%, 11/15/25 (Call 08/15/25)	30	28,695
3.43%, 06/15/27 (Call 03/15/27)(a)	1,710	1,605,553
4.42%, 05/25/25 (Call 03/25/25)	296	290,160
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	6,204	5,813,086
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	290	277,573
2.38%, 10/06/26 (Call 07/06/26)(a)	160	149,824
2.63%, 03/19/27 (Call 01/19/27)	980	913,223
2.75%, 04/30/25 (Call 01/30/25)	296	284,657
2.85%, 02/24/26 (Call 11/24/25)	40	38,089
3.50%, 07/17/25 (Call 04/17/25)	1,626	1,580,147
4.45%, 05/15/28 (Call 04/15/28)(a)	500	497,955
4.55%, 02/13/26 (Call 01/13/26)	385	382,713

		28,796,717

Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	652	619,961
2.20%, 02/21/27 (Call 12/21/26)	25	22,715
2.60%, 08/19/26 (Call 05/19/26)(a)	20	18,595
3.13%, 05/01/25 (Call 02/01/25)	461	443,321
5.15%, 03/02/28 (Call 02/02/28)	1,995	1,992,586
5.25%, 03/02/25	1,090	1,085,378
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	150	145,862

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	$917	$889,435
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	2,590	2,227,011
2.95%, 03/01/27 (Call 12/01/26)	915	852,606
3.50%, 02/01/25 (Call 11/01/24)	394	383,496
3.65%, 03/01/26 (Call 12/01/25)	495	476,061
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	45	44,921

		9,201,948

Building Materials — 2.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	310	294,922
2.49%, 02/15/27 (Call 12/15/26)	1,725	1,569,302
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,978	2,880,977
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	4,297	4,138,269
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	60	55,301
1.70%, 08/01/27 (Call 06/01/27)	1,065	931,151
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	907	856,752
4.20%, 12/01/24 (Call 09/01/24)	419	410,586
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,000	1,877,640
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,255	1,201,361
3.55%, 11/01/24 (Call 08/01/24)(a)	4,923	4,813,857
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	63,885

		19,094,003

Chemicals — 1.8%
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	35	30,559
6.05%, 03/15/25	49	49,037
6.17%, 07/15/27 (Call 06/15/27)	895	896,038
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	45	43,770
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	5,870	5,261,809
2.70%, 11/01/26 (Call 08/01/26)	4,105	3,842,731
3.25%, 12/01/27 (Call 09/01/27)	1,470	1,378,566
5.25%, 01/15/28 (Call 12/15/27)(a)	555	562,315
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	104	96,983
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	635	610,591
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	50	47,133
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	71,857
4.00%, 12/15/26 (Call 09/15/26)	260	248,394
4.90%, 03/27/28 (Call 02/27/28)	770	752,706
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,126	1,015,731
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	165	158,836
3.45%, 06/01/27 (Call 03/01/27)	5	4,713

		15,071,769

Commercial Services — 1.4%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	500	437,695
3.38%, 09/15/25 (Call 06/15/25)	8,097	7,833,524
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	150	128,537

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 10/01/25 (Call 07/01/25)	$337	$332,049
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	75	73,017
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	3,044	2,851,741
2.65%, 10/01/26 (Call 08/01/26)	95	88,494
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/02/23)	50	47,394
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	305	281,277

		12,073,728

Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	1,500	1,295,595
4.00%, 05/10/28	460	449,319
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	325	318,994
6.02%, 06/15/26 (Call 03/15/26)(a)	355	358,607
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(a)	105	92,171
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,057	964,227
4.90%, 10/15/25 (Call 07/15/25)	2,603	2,567,990
5.25%, 07/01/28	100	99,155
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,998	1,883,235
3.00%, 06/17/27 (Call 04/17/27)(a)	195	179,238
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	65	57,559
2.20%, 02/09/27 (Call 01/09/27)	15	13,644
3.30%, 05/15/26(a)	660	629,099
3.30%, 01/27/27	100	94,496
3.45%, 02/19/26	4,680	4,486,248
4.50%, 02/06/26	385	378,740
4.50%, 02/06/28 (Call 01/06/28)	185	181,157
7.00%, 10/30/25	2,270	2,349,654
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	496	477,906
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	715	681,252

		17,558,286

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	2,205	2,096,602
4.60%, 03/01/28 (Call 02/01/28)	24	24,083
4.80%, 03/02/26	124	124,128
Procter & Gamble Co. (The)
2.80%, 03/25/27	10	9,379
2.85%, 08/11/27	20	18,735
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	80	74,669
3.10%, 07/30/25	102	98,373
3.38%, 03/22/25 (Call 01/22/25)	200	194,400
3.50%, 03/22/28 (Call 12/22/27)	1,920	1,824,307

		4,464,676

Distribution & Wholesale — 0.5%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)(c)	1,215	1,205,377
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	3,161	3,003,962

		4,209,339

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,135	1,933,435
2.45%, 10/29/26 (Call 09/29/26)	1,500	1,349,280
3.50%, 01/15/25 (Call 11/15/24)	779	751,945
3.88%, 01/23/28 (Call 10/23/27)	550	506,154

Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 10/01/25 (Call 08/01/25)	$575	$556,813
4.45%, 04/03/26 (Call 02/03/26)	230	221,623
5.75%, 06/06/28 (Call 05/06/28)(a)	310	306,953
6.50%, 07/15/25 (Call 06/15/25)	652	655,019
Affiliated Managers Group Inc., 3.50%, 08/01/25	50	47,710
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	195	174,441
2.20%, 01/15/27 (Call 12/15/26)	750	670,020
2.30%, 02/01/25 (Call 01/01/25)	715	677,198
2.88%, 01/15/26 (Call 12/15/25)(a)	598	558,885
3.25%, 03/01/25 (Call 01/01/25)	679	650,563
3.38%, 07/01/25 (Call 06/01/25)	86	81,974
3.63%, 04/01/27 (Call 01/01/27)	110	102,207
5.30%, 02/01/28 (Call 01/01/28)	1,415	1,390,577
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,270	1,204,912
Ally Financial Inc.
4.63%, 03/30/25	263	254,324
4.75%, 06/09/27 (Call 05/09/27)(a)	675	631,868
5.80%, 05/01/25 (Call 04/01/25)(a)	15	14,775
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	89,189
2.55%, 03/04/27 (Call 02/01/27)	460	418,269
3.00%, 10/30/24 (Call 09/29/24)	1,915	1,859,197
3.13%, 05/20/26 (Call 04/20/26)	868	820,494
3.30%, 05/03/27 (Call 04/03/27)	450	419,283
3.63%, 12/05/24 (Call 11/04/24)	364	354,456
4.20%, 11/06/25 (Call 10/06/25)	352	342,788
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	585	578,600
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(b)	180	178,981
5.85%, 11/05/27 (Call 10/05/27)	950	969,997
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	70	65,339
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	1,054	1,013,358
3.70%, 10/15/24	44	43,046
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	110	102,791
4.25%, 06/02/26 (Call 03/02/26)	157	151,026
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(b)	175	153,430
3.75%, 03/09/27 (Call 02/09/27)	165	153,534
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	1,575	1,514,063
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(b)	1,275	1,235,411
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(b)	270	269,854
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	640	612,128
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	950	818,368
2.45%, 03/03/27 (Call 02/03/27)	55	49,515
3.00%, 03/10/25 (Call 12/10/24)	83	79,569
3.85%, 05/21/25 (Call 03/21/25)	102	98,836
4.20%, 03/24/25 (Call 02/24/25)	354	345,787
5.88%, 08/24/26 (Call 07/24/26)(a)	180	181,060
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	604	583,603

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	$520	$498,493
3.95%, 11/06/24 (Call 08/06/24)	188	183,022
4.10%, 02/09/27 (Call 11/09/26)	260	241,137
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,255	1,178,746
Franklin Resources Inc., 2.85%, 03/30/25	570	546,755
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	5	4,629
4.00%, 09/15/27 (Call 08/15/27)	205	196,415
Invesco Finance PLC, 3.75%, 01/15/26	448	431,088
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	2,435	2,385,204
Legg Mason Inc., 4.75%, 03/15/26	480	471,912
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	340	324,761
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	30	28,869
5.35%, 06/28/28	1,215	1,214,733
5.65%, 06/28/25	85	85,105
Nomura Holdings Inc.
1.65%, 07/14/26	2,015	1,786,741
1.85%, 07/16/25	1,155	1,067,566
2.17%, 07/14/28	500	420,455
2.33%, 01/22/27	2,105	1,865,535
2.65%, 01/16/25	430	410,891
5.71%, 01/09/26	200	198,558
5.84%, 01/18/28	200	199,598
6.07%, 07/12/28	385	386,763
ORIX Corp.
3.25%, 12/04/24	235	227,116
3.70%, 07/18/27	75	70,838
5.00%, 09/13/27	5	4,943
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	35	34,139
4.88%, 03/15/27 (Call 09/15/26)	490	463,516
6.63%, 03/15/25 (Call 09/15/24)	760	759,308
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	210	191,291
3.95%, 12/01/27 (Call 09/01/27)	1,340	1,196,017
4.50%, 07/23/25 (Call 04/23/25)	845	806,029
Voya Financial Inc., 3.65%, 06/15/26(a)	37	34,945
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	1,007	900,631
2.85%, 01/10/25 (Call 12/10/24)	1,776	1,701,763

		46,760,160

Electric — 5.7%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	1,455	1,366,753
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,133	3,988,014
3.20%, 04/15/25 (Call 03/15/25)	7,591	7,267,775
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	5	4,628
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	50	46,715
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	45	40,777
Series A, 3.20%, 03/15/27 (Call 12/15/26)	320	300,922
Edison International
3.55%, 11/15/24 (Call 10/15/24)	104	100,999
4.95%, 04/15/25 (Call 03/15/25)	153	150,700
5.75%, 06/15/27 (Call 04/15/27)	640	641,498

Security	Par (000)	Value

Electric (continued)
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	$1,150	$1,088,222
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,295	2,113,305
4.60%, 07/01/27 (Call 06/01/27)	45	43,788
5.45%, 03/01/28 (Call 02/01/28)	135	135,487
Series H, 3.15%, 01/15/25 (Call 10/15/24)	173	167,533
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	156	142,344
Series U, 1.40%, 08/15/26 (Call 07/15/26)	3,065	2,728,862
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	137	130,258
3.95%, 06/15/25 (Call 03/15/25)	534	518,199
5.15%, 03/15/28 (Call 02/15/28)	730	725,189
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	3,956	3,805,039
3.13%, 12/01/25 (Call 06/01/25)	108	103,448
4.40%, 05/15/28 (Call 03/15/28)(a)	180	176,089
4.45%, 05/15/26 (Call 04/15/26)	145	142,719
5.05%, 04/01/28 (Call 03/01/28)	140	140,766
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,170	2,014,259
Iberdrola International BV, 5.81%, 03/15/25	790	791,580
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	3,225	3,045,464
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	2,290	2,295,450
National Rural Utilities Cooperative Finance Corp. 5.05%, 09/15/28	225	224,577
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)(b)	15	14,251
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,115	1,890,916
1.90%, 06/15/28 (Call 04/15/28)	1,155	992,572
3.55%, 05/01/27 (Call 02/01/27)	105	98,963
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	330	279,193
4.63%, 07/15/27 (Call 06/15/27)	60	58,499
4.90%, 02/28/28 (Call 01/28/28)	595	585,242
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	425	398,166
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,335	2,241,810
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	55	47,374
3.30%, 12/01/27 (Call 09/01/27)	320	285,315
5.45%, 06/15/27 (Call 05/15/27)	965	941,647
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	75	71,927
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	107	97,147
2.25%, 09/15/26 (Call 06/15/26)	45	41,477
3.00%, 05/15/25 (Call 02/15/25)(a)	37	35,606
3.00%, 05/15/27 (Call 02/15/27)	10	9,370
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	520	474,817
5.85%, 11/15/27 (Call 10/15/27)	3,920	3,994,715
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	105	97,731
4.95%, 08/15/28 (Call 07/15/28)	400	396,672
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	27,719
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	505	408,858
5.40%, 08/01/26	275	275,432
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	180	178,945

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.30%, 03/01/28 (Call 02/01/28)	$70	$70,302
Series E, 3.70%, 08/01/25 (Call 06/01/25)	150	144,974

		48,600,999

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	149	143,925

Electronics — 1.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	810	756,986
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	389	376,793
3.55%, 10/01/27 (Call 07/01/27)	365	337,964
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)(a)	225	213,921
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	125	120,985
6.25%, 03/15/28 (Call 02/15/28)	240	241,879
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,405	1,341,649
4.75%, 06/15/25 (Call 03/15/25)	167	163,668
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	60	56,404
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	40	35,396
1.35%, 06/01/25 (Call 05/01/25)	2,995	2,805,746
2.50%, 11/01/26 (Call 08/01/26)	10	9,332
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,276
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	45	43,013
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	824	810,816
4.60%, 04/06/27 (Call 01/06/27)	100	97,783
Legrand France SA, 8.50%, 02/15/25	375	390,585
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	575	565,921
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	843	757,823

		9,135,940

Environmental Control — 0.0%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	213	205,862
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)(a)	60	58,137

		263,999

Food — 3.1%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	218	210,180
3.95%, 03/15/25 (Call 01/15/25)	242	235,720
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	885	751,666
4.60%, 11/01/25 (Call 09/01/25)	45	44,047
5.30%, 10/01/26	240	239,042
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5,210	4,896,879
4.00%, 04/17/25 (Call 02/17/25)	1,008	982,306
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	170	157,828
3.20%, 08/21/25 (Call 05/21/25)	15	14,481
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,875	1,769,231
JM Smucker Co. (The), 3.50%, 03/15/25	242	234,508
Kellogg Co.
3.25%, 04/01/26	8,722	8,299,506
3.40%, 11/15/27 (Call 08/15/27)	2,015	1,872,721
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	107	100,864
3.88%, 05/15/27 (Call 02/15/27)	255	243,586

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	$185	$171,092
3.50%, 02/01/26 (Call 11/01/25)	215	205,340
3.70%, 08/01/27 (Call 05/01/27)	1,735	1,647,452
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	180	162,004
3.40%, 08/15/27 (Call 05/15/27)	2,545	2,383,571
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,689	1,579,688
2.63%, 03/17/27 (Call 02/17/27)	5	4,596

		26,206,308

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	15	14,983

Gas — 0.2%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	115	113,059
5.50%, 01/15/26 (Call 12/15/25)	1,384	1,368,167
5.50%, 10/01/26	150	148,665
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	68	63,181
3.20%, 06/15/25 (Call 03/15/25)(a)	90	86,626
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	345	322,026

		2,101,724

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60
(Call 03/15/25), (5-year CMT + 2.657%)(b)	344	271,292

Health Care - Products — 0.2%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	50	44,477
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	47	45,363
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)	400	384,700
HCA Inc., 3.13%, 03/15/27	1,020	937,319

		1,411,859

Health Care - Services — 2.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	246	239,609
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	980	838,302
4.25%, 12/15/27 (Call 09/18/23)	585	546,893
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,350	1,225,679
2.38%, 01/15/25 (Call 12/15/24)	660	631,171
3.35%, 12/01/24 (Call 10/01/24)	348	338,531
3.65%, 12/01/27 (Call 09/01/27)	1,995	1,880,248
4.10%, 03/01/28 (Call 12/01/27)	700	670,390
4.90%, 02/08/26 (Call 02/08/24)	500	493,515
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	1,040	1,005,118
5.20%, 06/01/28	245	241,310
5.25%, 04/15/25	432	428,319
5.25%, 06/15/26 (Call 12/15/25)	95	93,831
5.38%, 02/01/25	255	253,381
5.38%, 09/01/26 (Call 03/01/26)	372	369,221
5.88%, 02/15/26 (Call 08/15/25)	395	395,517
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	100	87,983
3.95%, 03/15/27 (Call 12/15/26)	95	91,210
4.50%, 04/01/25 (Call 03/01/25)	557	548,795
5.75%, 03/01/28 (Call 02/01/28)	200	203,626

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$117	$105,274
2.30%, 12/01/24 (Call 11/01/24)	113	108,052
3.60%, 02/01/25 (Call 11/01/24)	148	143,542
3.60%, 09/01/27 (Call 06/01/27)	115	108,994
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	375	357,986
3.50%, 03/30/25 (Call 12/30/24)	430	415,965
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	1,010	969,590
1.15%, 05/15/26 (Call 04/15/26)	20	18,079
1.25%, 01/15/26	5	4,574
2.95%, 10/15/27	1,420	1,316,723
3.10%, 03/15/26	95	90,748
3.38%, 04/15/27	55	52,127
3.45%, 01/15/27	60	57,238
3.75%, 07/15/25	308	300,118
3.85%, 06/15/28	1,850	1,770,543
5.25%, 02/15/28 (Call 01/15/28)	1,030	1,050,003

		17,452,205

Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	590	550,995

Home Builders — 0.0%
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	65	63,149

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	25	24,337
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	315	290,402
Whirlpool Corp., 3.70%, 05/01/25	17	16,480

		331,219

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	14,112
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	3,765	3,251,040
2.75%, 02/15/26	190	181,043
3.05%, 08/15/25	455	437,578

		3,883,773

Insurance — 0.6%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(b)	400	376,140
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)	21	19,877
Aon Corp., 8.21%, 01/01/27	435	457,563
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	300	280,215
Chubb INA Holdings Inc., 3.15%, 03/15/25	85	82,238
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	313	306,715
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	300	283,926
First American Financial Corp., 4.60%, 11/15/24(a)	15	14,730
Lincoln National Corp.
3.35%, 03/09/25(a)	25	23,983
3.80%, 03/01/28 (Call 12/01/27)(a)	250	229,247
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	65	59,530

Security	Par (000)	Value

Insurance (continued)
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	$75	$70,217
4.15%, 03/04/26	42	40,815
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	366	355,456
3.75%, 03/14/26 (Call 12/14/25)	50	48,309
MetLife Inc., 3.00%, 03/01/25	407	392,637
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	53,353
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	51	49,109
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	54,896
3.88%, 03/27/28 (Call 12/27/27)	990	943,925
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)	105	94,336
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)	735	718,852

		4,956,069

Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	880	817,485
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,020	947,060
1.20%, 06/03/27 (Call 04/03/27)	50	44,013
3.15%, 08/22/27 (Call 05/22/27)	95	89,339
3.80%, 12/05/24 (Call 09/05/24)	38	37,316
4.55%, 12/01/27 (Call 11/01/27)	1,205	1,199,674
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	28	27,313
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	185	166,755
1.90%, 03/11/25 (Call 02/11/25)	363	343,823
3.60%, 06/05/27 (Call 03/05/27)	180	169,860

		3,842,638

Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	176,855
4.30%, 05/23/27 (Call 04/23/27)	190	184,262
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	153	140,641
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	209	196,792
2.80%, 12/15/24 (Call 11/15/24)	265	255,304
5.00%, 12/15/26 (Call 10/02/23)	1,060	1,037,390

		1,991,244

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	380	364,766

Lodging — 0.3%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	307	300,796
5.38%, 04/23/25 (Call 03/23/25)	240	237,919
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	404	392,021
3.75%, 10/01/25 (Call 07/01/25)	97	93,511
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	456	456,771
Series R, 3.13%, 06/15/26 (Call 03/15/26)	110	103,321

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	$500	$435,325
5.65%, 08/08/28 (Call 05/08/28)	1,000	943,710

		2,963,374

Machinery — 1.7%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	20	17,303
1.45%, 05/15/25	72	67,529
1.70%, 01/08/27	55	49,821
2.15%, 11/08/24	71	68,359
3.25%, 12/01/24	76	74,059
3.60%, 08/12/27	15	14,345
4.35%, 05/15/26	200	196,792
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,885	1,686,245
1.88%, 01/15/26 (Call 12/15/25)	1,860	1,708,075
3.95%, 05/23/25	765	743,052
4.55%, 04/10/28 (Call 03/10/28)	275	265,947
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,830	1,727,831
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	80	77,058
John Deere Capital Corp.
1.70%, 01/11/27(a)	5	4,508
1.75%, 03/09/27	20	17,964
2.05%, 01/09/25	37	35,489
2.35%, 03/08/27	35	32,108
2.80%, 09/08/27(a)	10	9,253
3.40%, 09/11/25	75	72,459
3.45%, 03/13/25	29	28,253
4.15%, 09/15/27	35	34,149
4.75%, 06/08/26	220	218,781
4.95%, 06/06/25	185	184,179
4.95%, 07/14/28	1,305	1,309,398
Series MTN, 4.90%, 03/03/28	1,495	1,497,840
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(a)	870	849,503
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	371	351,619
5.25%, 08/16/28 (Call 07/16/28)	160	161,090
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	80	77,234
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	185	176,464
3.45%, 11/15/26 (Call 08/15/26)	40	37,651
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	577	506,340
3.25%, 11/01/26 (Call 08/01/26)(a)	2,088	1,964,871

		14,265,569

Manufacturing — 1.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,721	2,584,079
2.25%, 09/19/26 (Call 06/19/26)(a)	390	358,940
2.65%, 04/15/25 (Call 03/15/25)(a)	2,876	2,743,071
2.88%, 10/15/27 (Call 07/15/27)(a)	2,505	2,306,805
3.00%, 08/07/25(a)	2,379	2,282,056
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	188	182,198
Parker-Hannifin Corp., 3.30%, 11/21/24 (Call 08/21/24)	63	61,224
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	420	382,860

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	$30	$28,228
3.88%, 03/01/25 (Call 12/01/24)(a)	181	176,243

		11,105,704

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	560	511,930
4.91%, 07/23/25 (Call 04/23/25)	73	71,694
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	15	13,754
3.38%, 08/15/25 (Call 05/15/25)	76	73,464
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	127,981
3.90%, 11/15/24 (Call 08/15/24)	16	15,581
3.95%, 06/15/25 (Call 03/15/25)	50	48,363
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	520	479,502
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	503	483,630
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	1,060	955,177
4.00%, 01/15/26 (Call 10/15/25)	70	67,205
4.75%, 05/15/25 (Call 04/15/25)	274	268,528
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	40	37,510
3.15%, 09/17/25	263	252,456
Walt Disney Co. (The)
2.20%, 01/13/28	50	45,013
3.35%, 03/24/25	781	758,023
3.70%, 03/23/27(a)	40	38,533

		4,248,344

Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	25	24,090

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,725	1,568,267

Oil & Gas — 1.4%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	203	197,618
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	45	42,374
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,296	1,219,290
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	10	8,681
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	625	627,844
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,045	977,441
6.13%, 02/01/25 (Call 01/01/25)(a)	12	11,978
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	436	420,548
2.99%, 03/19/25 (Call 02/19/25)	891	862,684
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,875	2,765,779
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	45	42,905
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	444	436,310
5.13%, 12/15/26 (Call 09/15/26)	145	144,327
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,800	1,786,680
5.65%, 05/15/28 (Call 04/15/28)	1,070	1,063,376

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	$264	$239,577
3.85%, 04/09/25 (Call 03/09/25)	21	20,437
3.90%, 03/15/28 (Call 12/15/27)	600	568,260
Shell International Finance BV
2.50%, 09/12/26	100	92,996
2.88%, 05/10/26	70	66,382
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	233	224,111
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	40	37,820

		11,857,418

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,860	1,681,849
3.34%, 12/15/27 (Call 09/15/27)	15	13,915
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	246	239,751
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	705	651,970

		2,587,485

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,125	1,066,275
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	140	135,797
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	5	4,611
3.75%, 03/15/25 (Call 01/15/25)	180	174,638
4.65%, 03/15/26 (Call 01/15/26)	5	4,864

		1,386,185

Pharmaceuticals — 2.7%
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,680	1,516,335
1.75%, 05/28/28 (Call 03/28/28)	1,300	1,127,308
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	3,637	3,257,188
3.13%, 06/12/27 (Call 03/12/27)	10	9,368
3.38%, 11/16/25	5,035	4,837,225
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	20	18,971
3.73%, 12/15/24 (Call 09/15/24)	125	122,001
4.69%, 02/13/28 (Call 01/13/28)	185	181,761
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	15	14,046
3.75%, 09/15/25 (Call 06/15/25)	505	487,628
Cencora Inc., 3.25%, 03/01/25 (Call 12/01/24)	166	160,623
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	177	159,907
3.05%, 10/15/27 (Call 07/15/27)	1,165	1,073,501
3.25%, 04/15/25 (Call 01/15/25)	260	250,424
3.40%, 03/01/27 (Call 12/01/26)	5	4,698
4.13%, 11/15/25 (Call 09/15/25)	131	127,546
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	5	4,303
3.63%, 04/01/27 (Call 02/01/27)	50	47,321
3.88%, 07/20/25 (Call 04/20/25)	199	193,024
4.10%, 03/25/25 (Call 01/25/25)	741	725,565
4.30%, 03/25/28 (Call 12/25/27)	2,185	2,099,960
5.00%, 02/20/26 (Call 01/20/26)	270	267,975
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	292	280,516

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	$350	$341,226
Johnson & Johnson, 0.95%, 09/01/27 (Call 07/01/27)	15	13,075
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	555	540,370
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	45	40,341
2.75%, 02/10/25 (Call 11/10/24)	235	227,186
4.05%, 05/17/28(a)	245	239,012
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	93	88,493
2.00%, 02/14/27 (Call 12/14/26)	55	50,188
3.10%, 05/17/27 (Call 02/17/27)	60	56,714
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	865	848,366
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	55	51,620
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	47,233
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	665	581,556
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	3,265	3,036,156
4.50%, 11/13/25 (Call 08/13/25)	145	142,719

		23,271,449

Pipelines — 2.3%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	30	30,047
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	2,080	2,058,451
5.88%, 03/31/25 (Call 10/02/24)	744	741,708
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	251	244,976
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	15	15,015
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	155	138,937
2.50%, 01/15/25 (Call 12/15/24)	394	377,338
2.50%, 02/14/25	50	47,767
3.70%, 07/15/27 (Call 04/15/27)	45	42,432
4.25%, 12/01/26 (Call 09/01/26)	135	130,298
Energy Transfer LP
4.40%, 03/15/27 (Call 12/15/26)	110	105,433
5.55%, 02/15/28 (Call 01/15/28)	1,000	996,710
Enterprise Products Operating LLC
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	350	290,875
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	405	356,578
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24 (Call 06/01/24)	5	4,920
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	85	76,065
4.30%, 06/01/25 (Call 03/01/25)	3	2,933
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	286	278,558
4.13%, 03/01/27 (Call 12/01/26)	70	67,063
4.88%, 12/01/24 (Call 09/01/24)	534	527,186
4.88%, 06/01/25 (Call 03/01/25)	68	66,934
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	650	605,046
4.00%, 07/13/27 (Call 04/13/27)(a)	1,210	1,145,495
4.90%, 03/15/25 (Call 12/15/24)	1,306	1,285,391
5.55%, 11/01/26 (Call 10/01/26)	550	550,258

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.65%, 11/01/28 (Call 10/01/28)	$550	$550,935
5.85%, 01/15/26 (Call 12/15/25)	4,968	4,993,486
Sabine Pass Liquefaction LLC 5.00%, 03/15/27 (Call 09/15/26)	80	78,646
5.63%, 03/01/25 (Call 12/01/24)	1,022	1,019,098
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	155	145,942
3.50%, 03/15/25 (Call 12/15/24)	338	326,393
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	351	342,183
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	790	823,085
Western Midstream Operating LP, 4.50%, 03/01/28 (Call 12/01/27)	465	438,053
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	40	37,662
3.90%, 01/15/25 (Call 10/15/24)	462	450,579
4.00%, 09/15/25 (Call 06/15/25)	95	91,980

		19,484,456

Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	280	272,499
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,480	2,425,316

		2,697,815

Real Estate Investment Trusts — 4.8%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)	224	216,149
3.80%, 04/15/26 (Call 02/15/26)	10	9,596
3.95%, 01/15/27 (Call 10/15/26)	5	4,733
American Tower Corp. 1.30%, 09/15/25 (Call 08/15/25)(a)	58	53,196
1.45%, 09/15/26 (Call 08/15/26)	1,340	1,186,985
1.50%, 01/31/28 (Call 11/30/27)	495	415,543
1.60%, 04/15/26 (Call 03/15/26)	75	67,757
2.40%, 03/15/25 (Call 02/15/25)	844	801,766
2.75%, 01/15/27 (Call 11/15/26)	950	868,110
2.95%, 01/15/25 (Call 12/15/24)	210	201,940
3.13%, 01/15/27 (Call 10/15/26)	875	806,146
3.38%, 10/15/26 (Call 07/15/26)	575	538,907
3.55%, 07/15/27 (Call 04/15/27)	100	92,706
3.60%, 01/15/28 (Call 10/15/27)	15	13,836
3.65%, 03/15/27 (Call 02/15/27)	85	79,779
4.00%, 06/01/25 (Call 03/01/25)	145	140,601
4.40%, 02/15/26 (Call 11/15/25)	290	282,100
5.25%, 07/15/28 (Call 06/15/28)	255	251,037
5.50%, 03/15/28 (Call 02/15/28)	370	368,298
AvalonBay Communities Inc. 3.20%, 01/15/28 (Call 10/15/27)	200	184,706
3.35%, 05/15/27 (Call 02/15/27)	5	4,676
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	130	117,278
3.20%, 01/15/25 (Call 10/15/24)	471	451,788
3.65%, 02/01/26 (Call 11/03/25)	45	42,400
6.75%, 12/01/27 (Call 11/01/27)(a)	470	480,331
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	275	226,449
4.10%, 10/01/24 (Call 07/01/24)	273	261,488
7.55%, 03/15/28 (Call 02/15/28)	550	516,412
Brixmor Operating Partnership LP 3.85%, 02/01/25 (Call 11/01/24)	545	525,652
3.90%, 03/15/27 (Call 12/15/26)	85	78,997

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	$315	$284,467
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	270	265,113
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)	85	74,985
1.35%, 07/15/25 (Call 06/15/25)	85	78,486
2.90%, 03/15/27 (Call 02/15/27)	1,675	1,537,918
3.65%, 09/01/27 (Call 06/01/27)	140	130,441
3.70%, 06/15/26 (Call 03/15/26)	60	57,145
3.80%, 02/15/28 (Call 11/15/27)	3,080	2,865,848
4.00%, 03/01/27 (Call 12/01/26)	60	56,980
4.45%, 02/15/26 (Call 11/15/25)	75	73,069
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)	1,095	1,021,044
4.45%, 07/15/28 (Call 04/15/28)(a)	885	837,918
5.55%, 01/15/28 (Call 12/15/27)(a)	290	289,504
EPR Properties 4.50%, 06/01/27 (Call 03/01/27)	385	347,351
4.75%, 12/15/26 (Call 09/15/26)	500	460,630
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	1,603	1,462,192
1.25%, 07/15/25 (Call 06/15/25)	548	505,453
1.45%, 05/15/26 (Call 04/15/26)	944	848,260
1.80%, 07/15/27 (Call 05/15/27)	15	13,106
2.63%, 11/18/24 (Call 10/18/24)	1,457	1,404,359
2.90%, 11/18/26 (Call 09/18/26)	95	87,914
ERP Operating LP 3.38%, 06/01/25 (Call 03/01/25)	46	44,339
3.50%, 03/01/28 (Call 12/01/27)	250	233,213
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	200	169,682
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)(a)	1,200	1,103,124
Federal Realty OP LP, 5.38%, 05/01/28	1,100	1,084,138
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	52	51,084
5.38%, 04/15/26 (Call 01/15/26)	5	4,896
Healthpeak Properties Inc. 1.35%, 02/01/27 (Call 01/01/27)	650	570,303
3.25%, 07/15/26 (Call 05/15/26)	120	113,494
3.40%, 02/01/25 (Call 11/01/24)	144	139,196
4.00%, 06/01/25 (Call 03/01/25)	368	358,101
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	200	179,822
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	470	453,851
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,362	1,313,690
Hudson Pacific Properties LP 3.95%, 11/01/27 (Call 08/01/27)	10	7,932
5.95%, 02/15/28 (Call 01/15/28)(a)	450	380,250
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	454	437,706
4.38%, 10/01/25 (Call 07/01/25)	188	179,138
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	468	450,867
Omega Healthcare Investors Inc. 4.50%, 04/01/27 (Call 01/01/27)	500	472,915
4.75%, 01/15/28 (Call 10/15/27)	180	169,106
Piedmont Operating Partnership LP, 9.25%, 07/20/28	200	204,510
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)	5	4,506
3.38%, 12/15/27 (Call 09/15/27)	600	559,620
4.88%, 06/15/28 (Call 05/15/28)	1,655	1,638,036

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp. 3.40%, 01/15/28 (Call 11/15/27)	$555	$514,640
3.88%, 04/15/25 (Call 02/15/25)(a)	538	523,958
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	140	135,302
Simon Property Group LP 1.75%, 02/01/28 (Call 11/01/27)(a)	710	609,854
3.38%, 12/01/27 (Call 09/01/27)(a)	615	569,152
3.50%, 09/01/25 (Call 06/01/25)	35	33,723
SITE Centers Corp. 3.63%, 02/01/25 (Call 11/01/24)	519	493,834
4.25%, 02/01/26 (Call 11/01/25)	245	229,587
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	200	170,588
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	150	134,216
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	850	810,330
3.25%, 10/15/26 (Call 07/15/26)	305	281,823
3.50%, 02/01/25 (Call 11/01/24)	538	517,884
3.85%, 04/01/27 (Call 01/01/27)	830	779,154
4.13%, 01/15/26 (Call 10/15/25)	85	81,796
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	208	201,700
Welltower OP LLC 2.70%, 02/15/27 (Call 12/15/26)	2,195	2,012,749
4.25%, 04/01/26 (Call 01/01/26)	105	101,661
4.25%, 04/15/28 (Call 01/15/28)	350	331,128
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	160	155,826

		41,003,969

Retail — 3.1%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	331	320,567
AutoZone Inc. 3.63%, 04/15/25 (Call 03/15/25)	1,051	1,019,344
5.05%, 07/15/26	180	178,816
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27) .	100	88,404
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	224	217,379
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	155	142,942
2.50%, 04/15/27 (Call 02/15/27)	2,575	2,379,712
2.70%, 04/15/25 (Call 03/15/25)	62	59,565
2.80%, 09/14/27 (Call 06/14/27)	810	752,158
2.88%, 04/15/27 (Call 03/15/27)	855	801,597
3.00%, 04/01/26 (Call 01/01/26)	220	210,126
3.35%, 09/15/25 (Call 06/15/25)	466	450,151
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	395	369,025
3.10%, 05/03/27 (Call 02/03/27)	820	763,428
3.35%, 04/01/27 (Call 03/01/27)	2,160	2,032,279
3.38%, 09/15/25 (Call 06/15/25)	185	177,585
4.00%, 04/15/25 (Call 03/15/25)	1,116	1,090,890
4.40%, 09/08/25	65	63,874
4.80%, 04/01/26 (Call 03/01/26)	70	69,166
McDonald’s Corp. 3.38%, 05/26/25 (Call 02/26/25)	37	35,823
4.80%, 08/14/28	75	74,621
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	751	737,527
Starbucks Corp. 2.00%, 03/12/27 (Call 01/12/27)	50	45,114
3.80%, 08/15/25 (Call 06/15/25)	8	7,780
4.75%, 02/15/26	50	49,548
Target Corp. 1.95%, 01/15/27 (Call 12/15/26)	1,590	1,448,713
2.25%, 04/15/25 (Call 03/15/25)	5,801	5,542,855

Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/26	$6,882	$6,517,805
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	630	595,035

		26,241,829

Semiconductors — 1.8%
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)	130	123,496
3.90%, 10/01/25 (Call 07/01/25)	1,613	1,572,546
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	65	61,745
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	1,520	1,432,174
3.15%, 05/11/27 (Call 02/11/27)(a)	235	220,012
3.40%, 03/25/25 (Call 02/25/25)	480	465,989
3.70%, 07/29/25 (Call 04/29/25)	382	371,071
3.75%, 03/25/27 (Call 01/25/27)	642	616,326
3.75%, 08/05/27 (Call 07/05/27)	690	659,467
4.88%, 02/10/26	675	671,294
4.88%, 02/10/28 (Call 01/10/28)	465	461,996
Lam Research Corp. 3.75%, 03/15/26 (Call 01/15/26)	72	69,803
3.80%, 03/15/25 (Call 12/15/24)	325	317,424
Marvell Technology Inc., 2.45%, 04/15/28 (Call 02/15/28)	300	263,538
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	25	23,807
5.38%, 04/15/28 (Call 03/15/28)	200	196,646
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,180	1,126,416
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	567	563,366
NXP BV/NXP Funding LLC/NXP USA Inc. 2.70%, 05/01/25 (Call 04/01/25)	151	143,782
3.15%, 05/01/27 (Call 03/01/27)	220	203,766
3.88%, 06/18/26 (Call 04/18/26)	70	67,131
4.40%, 06/01/27 (Call 05/01/27)	390	375,141
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	45	42,489
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	27	24,206
Texas Instruments Inc. 1.13%, 09/15/26 (Call 08/15/26)	325	291,473
1.38%, 03/12/25 (Call 02/12/25)	2,267	2,138,937
2.90%, 11/03/27 (Call 08/03/27)	60	55,802
4.60%, 02/15/28 (Call 01/15/28)	1,570	1,562,056
TSMC Arizona Corp. 1.75%, 10/25/26 (Call 09/25/26)	200	179,934
3.88%, 04/22/27 (Call 03/22/27)(a)	1,260	1,211,881

		15,513,714

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)	500	424,080
3.48%, 12/01/27 (Call 09/01/27)	645	594,348
3.84%, 05/01/25 (Call 04/01/25)	225	217,755

		1,236,183

Software — 4.9%
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	269	257,188
2.15%, 02/01/27 (Call 12/01/26)	9,680	8,886,724
3.25%, 02/01/25 (Call 11/01/24)	877	853,830
Autodesk Inc. 3.50%, 06/15/27 (Call 03/15/27)	55	51,960
4.38%, 06/15/25 (Call 03/15/25)(a)	274	268,704

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	$140	$138,447
Fidelity National Information Services Inc. 1.15%, 03/01/26 (Call 02/01/26)	55	49,504
4.70%, 07/15/27 (Call 06/15/27)	960	942,259
Fiserv Inc. 3.20%, 07/01/26 (Call 05/01/26)	45	42,449
3.85%, 06/01/25 (Call 03/01/25)	32	31,055
5.38%, 08/21/28	325	325,907
5.45%, 03/02/28 (Call 02/02/28)	200	201,126
Intuit Inc. 0.95%, 07/15/25 (Call 06/15/25)	4,626	4,273,499
1.35%, 07/15/27 (Call 05/15/27)	125	109,640
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	4,000	3,749,920
2.70%, 02/12/25 (Call 11/12/24)	2,231	2,157,489
3.13%, 11/03/25 (Call 08/03/25)	3,045	2,938,608
3.30%, 02/06/27 (Call 11/06/26)	7,085	6,807,268
Oracle Corp. 1.65%, 03/25/26 (Call 02/25/26)	40	36,446
2.30%, 03/25/28 (Call 01/25/28)	1,800	1,583,928
2.50%, 04/01/25 (Call 03/01/25)	190	180,946
2.65%, 07/15/26 (Call 04/15/26)	27	25,072
2.80%, 04/01/27 (Call 02/01/27)	1,875	1,721,906
2.95%, 05/15/25 (Call 02/15/25)(a)	182	174,241
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	91	83,328
1.40%, 09/15/27 (Call 07/15/27)	335	290,133
3.80%, 12/15/26 (Call 09/15/26)	5	4,772
Take-Two Interactive Software Inc. 3.70%, 04/14/27 (Call 03/14/27)	350	331,639
4.95%, 03/28/28 (Call 02/28/28)	270	265,928
5.00%, 03/28/26	300	296,430
VMware Inc. 1.40%, 08/15/26 (Call 07/15/26)	3,047	2,701,165
4.50%, 05/15/25 (Call 04/15/25)	1,216	1,190,537
4.65%, 05/15/27 (Call 03/15/27)	30	29,150
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	685	646,969

		41,648,167

Telecommunications — 1.9%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	1,650	1,410,354
2.30%, 06/01/27 (Call 04/01/27)	20	17,905
3.80%, 02/15/27 (Call 11/15/26)	10	9,512
4.25%, 03/01/27 (Call 12/01/26)	15	14,449
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)	90	84,239
2.95%, 02/28/26	75	71,948
3.50%, 06/15/25(a)	2,224	2,163,552
Nokia OYJ, 4.38%, 06/12/27	50	47,155
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	635	584,676
3.20%, 03/15/27	835	771,306
3.63%, 12/15/25 (Call 09/15/25)(a)	1,465	1,394,079
Telefonica Emisiones SA, 4.10%, 03/08/27	20	19,037
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	110	101,917
3.70%, 09/15/27 (Call 06/15/27)	160	150,482
T-Mobile USA Inc. 2.05%, 02/15/28 (Call 12/15/27)	1,350	1,178,591
3.75%, 04/15/27 (Call 02/15/27)	85	80,495

Security	Par (000)	Value

Telecommunications (continued)
4.80%, 07/15/28	$925	$904,530
4.95%, 03/15/28 (Call 02/15/28)	255	251,275
Verizon Communications Inc. 1.45%, 03/20/26 (Call 02/20/26)	58	52,601
2.10%, 03/22/28 (Call 01/22/28)	1,525	1,332,728
2.63%, 08/15/26	770	717,101
3.00%, 03/22/27 (Call 01/22/27)	2,445	2,272,823
3.38%, 02/15/25	146	141,604
3.50%, 11/01/24 (Call 08/01/24)	139	135,798
4.13%, 03/16/27	290	279,287
Vodafone Group PLC, 4.13%, 05/30/25	1,818	1,776,513

		15,963,957

Toys, Games & Hobbies — 0.4%
Hasbro Inc. 3.00%, 11/19/24 (Call 10/19/24)	2,006	1,939,421
3.50%, 09/15/27 (Call 06/15/27)	85	79,372
3.55%, 11/19/26 (Call 09/19/26)	1,815	1,705,701

		3,724,494

Transportation — 1.1%
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	67	63,327
2.95%, 11/21/24 (Call 08/21/24)	219	212,297
Canadian Pacific Railway Co. 1.75%, 12/02/26 (Call 11/02/26)	55	49,391
2.90%, 02/01/25 (Call 11/01/24)	30	28,884
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,400	1,332,142
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,130	1,000,355
Norfolk Southern Corp. 2.90%, 06/15/26 (Call 03/15/26)	40	37,696
3.15%, 06/01/27 (Call 03/01/27)	25	23,342
3.65%, 08/01/25 (Call 06/01/25)	10	9,671
Ryder System Inc. 1.75%, 09/01/26 (Call 08/01/26)	2,920	2,629,314
2.85%, 03/01/27 (Call 02/01/27)	105	96,532
2.90%, 12/01/26 (Call 10/01/26)	900	827,586
3.35%, 09/01/25 (Call 08/01/25)	1,646	1,574,399
4.30%, 06/15/27 (Call 05/15/27)	525	505,538
4.63%, 06/01/25 (Call 05/01/25)	232	227,434
5.25%, 06/01/28 (Call 05/01/28)	255	251,670
5.65%, 03/01/28 (Call 02/01/28)	300	300,573
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)	10	9,132
3.00%, 04/15/27 (Call 01/15/27)	10	9,352
3.25%, 01/15/25 (Call 10/15/24)	37	35,969
3.25%, 08/15/25 (Call 05/15/25)	12	11,559
3.75%, 07/15/25 (Call 05/15/25)(a)	55	53,446
United Parcel Service Inc. 2.40%, 11/15/26 (Call 08/15/26)	130	120,975
2.80%, 11/15/24 (Call 09/15/24)	50	48,518
3.90%, 04/01/25 (Call 03/01/25)	296	290,148

		9,749,250

Trucking & Leasing — 0.1%
GATX Corp. 3.25%, 03/30/25 (Call 12/30/24)	33	31,652
3.50%, 03/15/28 (Call 12/15/27)(a)	600	549,198

		580,850

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc. 2.63%, 09/16/26 (Call 08/16/26)(a)	$55	$48,038
3.38%, 01/20/27 (Call 12/20/26)(a)	330	291,905

		339,943

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	352	340,937

Total Long-Term Investments — 98.8% (Cost: $892,484,823)		845,750,894

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(d)(e)(f)	28,216	28,224,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	460	460,000

Total Short-Term Securities — 3.3% (Cost: $28,666,977)		28,684,883

Total Investments — 102.1% (Cost: $921,151,800)		874,435,777

Liabilities in Excess of Other Assets — (2.1)%		(18,204,961)

Net Assets — 100.0%		$856,230,816

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$38,044,249	$—	$(9,806,550	)(a)	$(1,665)	$(11,151)	$28,224,883	28,216	$80,035	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—	(500,000	)(a)	—	—	460,000	460	45,781		—

					$(1,665)	$(11,151)	$28,684,883		$125,816		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$845,750,894	$—	$845,750,894
Short-Term Securities
Money Market Funds	28,684,883	—	—	28,684,883

	$28,684,883	$845,750,894	$—	$874,435,777

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust 2022-35.07%, 04/15/27 (Call 01/15/26)	$1,780	$1,767,038
American Express Credit Account Master Trust 3.75%, 08/15/27	2,000	1,943,409
Series 2022-2, Class A, 3.39%, 05/15/27	1,000	967,620
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	96,804
Capital One Multi-Asset Execution Trust4.95%, 10/15/27	5,067	5,033,448
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 12/16/24)	850	801,044
Hyundai Auto Receivables Trust5.48%, 04/17/28	1,500	1,507,239
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	1,000	926,521

Total Asset-Backed Securities — 0.4% (Cost: $13,328,081)		13,043,123

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Bank, Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 07/15/27)	850	781,226
BBCMS Mortgage Trust
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	670	543,055
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,601,493
Benchmark Mortgage Trust 3.93%, 03/15/52 (Call 02/15/29)	1,500	1,423,983
4.59%, 05/15/55 (Call 05/15/32)(a)	2,000	1,803,217
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	100	93,178
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	246	236,358
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 10/10/28)	250	240,771
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	100	89,626
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	1,200	942,909
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	800	627,983
CD Mortgage Trust, 3.35%, 11/10/49 (Call 11/10/26)	1,521	1,457,023
COMM Mortgage Trust, Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	720	705,268
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.78%, 11/25/32(a)	4,000	3,688,385
4.43%, 02/25/33(a)	2,400	2,326,773
GS Mortgage Securities Trust, Series 2015-GC30,
Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	238,154
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 09/15/26)	100	91,699
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 06/15/27)	1,145	1,094,972
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	15	15,087

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 10/15/26)	$100	$96,650
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	250	237,702
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	500	455,764
Morgan Stanley Capital I Trust, Series 2019-L3,
Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	69,203
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,037,776
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26).	631	606,353
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 08/15/28)	400	384,092
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	365,104
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	952	916,668
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	478,258
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	913,570
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,752,290
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	107,773
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 08/15/24)	635	617,917

		27,040,280

Total Collaterized Mortgage Obligations — 0.9% (Cost: $30,493,716)		27,040,280

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The) 5.38%, 06/15/33 (Call 03/15/33)	117	112,924
5.40%, 10/01/48 (Call 04/01/48)	230	209,282
WPP Finance 2010, 3.75%, 09/19/24	1,095	1,064,646

		1,386,852

Aerospace & Defense — 0.3%
Hexcel Corp. 4.20%, 02/15/27 (Call 11/15/26)	270	253,730
4.95%, 08/15/25 (Call 05/15/25)	1,105	1,075,706
L3Harris Technologies Inc. 2.90%, 12/15/29 (Call 09/15/29)	467	406,281
3.83%, 04/27/25 (Call 01/27/25)	535	520,678
4.40%, 06/15/28 (Call 03/15/28)	1,052	1,010,877
4.85%, 04/27/35 (Call 10/27/34)	515	485,490
5.05%, 04/27/45 (Call 10/27/44)	169	155,975
5.40%, 01/15/27	125	125,296
5.40%, 07/31/33 (Call 04/30/33)	235	235,428
5.60%, 07/31/53	45	45,168
6.15%, 12/15/40	89	91,694
RTX Corp. 1.90%, 09/01/31 (Call 06/01/31)	100	78,283
2.25%, 07/01/30 (Call 04/01/30)	704	584,010
2.38%, 03/15/32 (Call 12/15/31)	165	132,650
2.65%, 11/01/26 (Call 08/01/26)	70	64,930
3.13%, 05/04/27 (Call 02/04/27)	282	262,813
3.13%, 07/01/50 (Call 01/01/50)	171	115,803

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.75%, 11/01/46 (Call 05/01/46)	$267	$202,559
3.95%, 08/16/25 (Call 06/16/25)	625	607,712
4.05%, 05/04/47 (Call 11/04/46)	237	190,643
4.13%, 11/16/28 (Call 08/16/28)	651	621,126
4.15%, 05/15/45 (Call 11/16/44)	285	231,426
4.35%, 04/15/47 (Call 10/15/46)	257	216,119
4.45%, 11/16/38 (Call 05/16/38)	210	186,012
4.50%, 06/01/42	483	421,403
4.63%, 11/16/48 (Call 05/16/48)	214	188,061
4.70%, 12/15/41	27	23,998
4.80%, 12/15/43 (Call 06/15/43)	145	128,648
4.88%, 10/15/40	130	118,659
5.00%, 02/27/26 (Call 01/27/26)	75	74,655
5.15%, 02/27/33 (Call 11/27/32)	125	123,449
5.38%, 02/27/53 (Call 08/27/52)	95	92,457
5.40%, 05/01/35	10	9,994
6.05%, 06/01/36	20	20,896
6.13%, 07/15/38	140	146,429
7.50%, 09/15/29	5	5,584

		9,254,642

Agriculture — 0.2%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	710	666,491
2.70%, 09/15/51 (Call 03/15/51)	180	116,046
2.90%, 03/01/32 (Call 12/01/31)	50	43,132
3.25%, 03/27/30 (Call 12/27/29)	238	216,394
3.75%, 09/15/47 (Call 03/15/47)	74	58,992
4.02%, 04/16/43	28	23,153
4.50%, 08/15/33 (Call 05/15/33)(b)	100	96,634
4.50%, 03/15/49 (Call 09/15/48)	55	49,280
4.54%, 03/26/42	42	37,735
5.94%, 10/01/32	107	113,929
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	1,410	1,305,745
2.75%, 05/14/31 (Call 02/14/31)	1,365	1,141,959
3.25%, 08/15/26 (Call 05/15/26)	1,276	1,201,252
3.75%, 09/25/27 (Call 06/25/27)	889	836,825

		5,907,567

Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	100	84,415

Apparel — 0.1%
NIKE Inc. 3.25%, 03/27/40 (Call 09/27/39)	60	48,427
3.38%, 11/01/46 (Call 05/01/46)	85	65,725
3.38%, 03/27/50 (Call 09/27/49)(b)	203	156,722
3.88%, 11/01/45 (Call 05/01/45)	257	219,493
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	675	652,887
Tapestry Inc. 4.13%, 07/15/27 (Call 04/15/27)	62	57,892
4.25%, 04/01/25 (Call 01/01/25)	5	4,861
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)	290	273,699
2.80%, 04/23/27 (Call 02/23/27)	71	64,492
2.95%, 04/23/30 (Call 01/23/30)	395	327,834

		1,872,032

Security	Par (000)	Value

Auto Manufacturers — 0.2%
American Honda Finance Corp. 1.80%, 01/13/31	$385	$308,435
2.00%, 03/24/28	300	262,479
2.25%, 01/12/29	270	235,200
2.30%, 09/09/26	155	142,473
2.35%, 01/08/27	140	128,132
3.50%, 02/15/28	195	183,078
4.60%, 04/17/30	140	136,156
4.70%, 01/12/28	100	98,719
4.75%, 01/12/26	60	59,404
5.13%, 07/07/28	100	100,093
5.25%, 07/07/26	100	100,160
Series A, 4.60%, 04/17/25	160	157,950
Cummins Inc. 1.50%, 09/01/30 (Call 06/01/30)	519	417,141
2.60%, 09/01/50 (Call 03/01/50)(b)	280	173,261
4.88%, 10/01/43 (Call 04/01/43)	362	331,617
General Motors Co. 5.00%, 04/01/35	90	80,384
5.15%, 04/01/38 (Call 10/01/37)	95	82,782
5.20%, 04/01/45	239	196,274
5.40%, 04/01/48 (Call 10/01/47)	222	185,053
5.95%, 04/01/49 (Call 10/01/48)	175	156,760
6.25%, 10/02/43	135	126,903
6.60%, 04/01/36 (Call 10/01/35)	161	162,055
6.75%, 04/01/46 (Call 10/01/45)	179	176,487
General Motors Financial Co. Inc. 2.35%, 01/08/31 (Call 10/08/30)	5	3,884
2.40%, 10/15/28 (Call 08/15/28)	35	29,608
2.70%, 06/10/31 (Call 03/10/31)	65	51,282
3.10%, 01/12/32 (Call 10/12/31)	60	47,950
3.60%, 06/21/30 (Call 03/21/30)	20	17,176
4.30%, 04/06/29 (Call 02/06/29)	35	31,996
5.80%, 06/23/28 (Call 05/23/28)	130	128,911
5.85%, 04/06/30 (Call 02/06/30)	25	24,440
6.40%, 01/09/33 (Call 10/09/32)(b)	280	282,145
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31) .	100	87,290
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	317	386,632
Toyota Motor Credit Corp. 2.15%, 02/13/30	107	90,815
3.05%, 01/11/28	57	52,913
3.20%, 01/11/27	95	89,668
3.38%, 04/01/30	180	163,708
3.65%, 01/08/29	111	104,747
4.45%, 05/18/26	180	177,532
4.55%, 09/20/27	50	49,237
4.55%, 05/17/30	180	175,316
4.63%, 01/12/28	65	64,364
4.70%, 01/12/33	80	78,431

		6,139,041

Auto Parts & Equipment — 0.1%
Aptiv PLC 3.10%, 12/01/51 (Call 06/01/51)	409	248,991
4.15%, 05/01/52 (Call 11/01/51)	170	126,247
4.35%, 03/15/29 (Call 12/15/28)	150	144,589
4.40%, 10/01/46 (Call 04/01/46)	54	41,169
5.40%, 03/15/49 (Call 09/15/48)(b)	307	269,128
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	61	48,168

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	$229	$199,967
3.55%, 01/15/52 (Call 07/15/51)	65	42,461
3.80%, 09/15/27 (Call 06/15/27)	136	127,371
4.25%, 05/15/29 (Call 02/15/29)	132	122,677
5.25%, 05/15/49 (Call 11/15/48)	117	101,768
Magna International Inc. 4.15%, 10/01/25 (Call 07/01/25)	65	63,162
5.50%, 03/21/33 (Call 12/21/32)	50	50,620

		1,586,318

Banks — 5.8%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	540	522,288
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,332	6,688,397
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	1,020	1,011,524
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	25	21,963
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	425	333,196
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	325	304,460
4.38%, 04/12/28	215	201,934
5.18%, 11/19/25	175	171,099
5.59%, 08/08/28	200	198,254
6.92%, 08/08/33	400	400,152
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	115	105,800
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	150	134,232
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	45	35,474
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	15	11,750
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(a)	175	165,065
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	10	8,526
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	70	55,197
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(a)	191	183,555
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	385	292,658
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	278	231,037
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	50	45,231
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	299	248,903
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	150	103,290
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	255	208,419
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	304	194,922

Security	Par (000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	$168	$143,986
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	422	347,209
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	377	248,779
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(a)	250	242,245
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	185	162,430
3.25%, 10/21/27 (Call 10/21/26)	260	242,198
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	115	86,083
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(a)	250	240,972
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)	15	14,419
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	280	256,617
3.50%, 04/19/26	207	196,967
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	190	180,012
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	235	218,585
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	282	263,887
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	185	174,370
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	240	203,225
3.88%, 08/01/25	95	92,437
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	216	169,748
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	235	219,246
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	186	171,191
4.00%, 01/22/25	295	287,649
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(a)	180	151,234
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	751	603,376
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	480	417,293
4.25%, 10/22/26	162	155,431
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	265	249,988
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	483	408,835
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	50	47,949
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(a)	485	413,710
4.45%, 03/03/26	135	131,247
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	740	685,255
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	185	181,539
4.88%, 04/01/44	151	141,415

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	$140	$137,029
5.00%, 01/21/44	413	392,726
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	395	379,844
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	555	546,309
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	725	707,607
5.88%, 02/07/42	519	537,212
6.11%, 01/29/37	480	496,685
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	110	112,584
6.22%, 09/15/26	5	5,108
7.75%, 05/14/38	275	321,667
Series L, 3.95%, 04/21/25	275	266,370
Series L, 4.18%, 11/25/27 (Call 11/25/26)	190	180,321
Series L, 4.75%, 04/21/45	157	141,259
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	55	45,088
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(a)	290	211,161
Bank of America NA 5.53%, 08/18/26	250	251,285
6.00%, 10/15/36	352	369,146
Bank of Montreal 1.25%, 09/15/26	150	132,906
1.85%, 05/01/25	595	558,991
2.65%, 03/08/27	200	182,538
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	760	671,194
5.20%, 02/01/28 (Call 01/01/28)	150	148,788
5.30%, 06/05/26	100	99,630
Series H, 4.70%, 09/14/27 (Call 08/14/27)	115	112,211
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	483	453,648
2.05%, 01/26/27 (Call 12/26/26)	190	171,631
2.10%, 10/24/24	302	291,107
2.45%, 08/17/26 (Call 05/17/26)	293	271,297
2.50%, 01/26/32 (Call 10/26/31)	100	81,299
2.80%, 05/04/26 (Call 02/04/26)	276	259,131
3.00%, 10/30/28 (Call 07/30/28)	179	160,792
3.25%, 09/11/24 (Call 08/11/24)	160	156,147
3.25%, 05/16/27 (Call 02/16/27)	97	91,013
3.30%, 08/23/29 (Call 05/23/29)	320	285,718
3.35%, 04/25/25 (Call 03/25/25)	200	193,068
3.40%, 01/29/28 (Call 10/29/27)	345	321,564
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	534	502,900
3.85%, 04/28/28	405	385,471
3.85%, 04/26/29 (Call 02/26/29)	200	188,618
3.95%, 11/18/25 (Call 10/18/25)	324	313,253
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)(b)	100	95,542
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	100	97,082
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	100	94,122
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	200	196,814
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	200	192,012

Security	Par (000)	Value

Banks (continued)
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	$40	$40,455
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	180	184,412
Series G, 3.00%, 02/24/25 (Call 01/24/25)	295	284,215
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	169,266
Bank of Nova Scotia (The) 1.05%, 03/02/26	1,110	995,281
1.30%, 06/11/25	1,322	1,224,516
1.30%, 09/15/26	300	265,671
1.45%, 01/10/25	100	94,576
1.95%, 02/02/27	295	263,801
2.15%, 08/01/31	1,900	1,510,823
2.20%, 02/03/25	965	919,413
2.45%, 02/02/32	200	162,142
2.70%, 08/03/26	1,276	1,185,583
3.45%, 04/11/25	800	772,712
4.50%, 12/16/25	1,256	1,217,315
4.75%, 02/02/26	100	98,252
4.85%, 02/01/30	100	96,744
5.25%, 06/12/28	120	118,930
5.45%, 06/12/25	120	119,386
Barclays PLC 2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	440	390,883
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	40	31,849
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	285	222,172
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	235	186,409
3.65%, 03/16/25	365	352,181
4.34%, 01/10/28 (Call 01/10/27)	150	141,413
4.38%, 09/11/24	35	34,235
4.38%, 01/12/26	440	424,129
4.84%, 05/09/28 (Call 05/07/27)	400	370,392
4.95%, 01/10/47	405	349,535
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	30	28,495
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	315	288,376
5.20%, 05/12/26	330	320,453
5.25%, 08/17/45	60	53,747
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	335	329,931
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	330	321,704
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	400	396,524
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	245	242,038
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)	400	399,252
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	200	204,500
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	200	208,248
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	215	229,844
BNP Paribas SA, 4.25%, 10/15/24	245	239,801

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BPCE SA, 3.38%, 12/02/26	$835	$778,554
Canadian Imperial Bank of Commerce 1.00%, 10/18/24	150	142,301
2.25%, 01/28/25	439	418,670
3.60%, 04/07/32 (Call 03/07/32)(b)	60	53,413
3.95%, 08/04/25	200	193,774
5.00%, 04/28/28	150	146,922
5.14%, 04/28/25	140	138,867
5.61%, 07/17/26	75	75,182
Citigroup Inc. 2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(a)	125	118,280
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	45	36,200
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	175	144,526
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	302	252,825
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	230	197,754
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	20	18,366
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	321	307,200
3.20%, 10/21/26 (Call 07/21/26)	170	158,535
3.30%, 04/27/25	185	178,721
3.40%, 05/01/26	150	141,948
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	180	165,944
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	165	153,463
3.70%, 01/12/26	387	371,029
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	377	328,035
3.88%, 03/26/25	140	135,674
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(a)	345	282,997
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	145	136,979
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	275	253,096
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	141	132,206
4.13%, 07/25/28	246	229,442
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	159	132,840
4.30%, 11/20/26	195	187,104
4.40%, 06/10/25	210	204,767
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	280	259,944
4.45%, 09/29/27	447	427,292
4.60%, 03/09/26	135	131,393
4.65%, 07/30/45	359	309,210
4.65%, 07/23/48 (Call 06/23/48)	530	459,611
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	25	24,341
4.75%, 05/18/46	330	275,989
5.30%, 05/06/44	246	224,394
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	245	232,566

Security	Par (000)	Value

Banks (continued)
5.50%, 09/13/25	$388	$385,870
5.88%, 02/22/33	56	55,819
5.88%, 01/30/42	270	274,225
6.00%, 10/31/33	112	112,726
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	355	354,205
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	10	10,422
6.63%, 01/15/28	118	124,502
6.63%, 06/15/32	322	335,537
6.68%, 09/13/43	186	195,456
8.13%, 07/15/39	484	603,204
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	295	274,424
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 11/06/29)	80	64,257
2.85%, 07/27/26 (Call 04/27/26)	147	133,282
3.25%, 04/30/30 (Call 01/30/30)(b)	120	100,398
4.30%, 12/03/25 (Call 11/03/25)	190	179,478
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	60	52,943
Comerica Bank, 4.00%, 07/27/25	100	93,748
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	239	205,683
Cooperatieve Rabobank UA 3.75%, 07/21/26	290	272,313
4.38%, 08/04/25	165	159,941
5.25%, 05/24/41	231	235,126
5.25%, 08/04/45	117	107,036
5.75%, 12/01/43	212	207,308
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	280	270,175
Credit Suisse AG, 7.95%, 01/09/25	250	255,175
Credit Suisse AG/New York 2.95%, 04/09/25	385	365,669
3.63%, 09/09/24	2,005	1,952,529
3.70%, 02/21/25	55	53,055
7.50%, 02/15/28	250	267,382
Deutsche Bank AG, 4.10%, 01/13/26	265	253,663
Deutsche Bank AG/New York NY 2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	200	181,398
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	330	289,265
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	385	339,916
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	240	190,680
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	615	514,921
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(a)	105	101,325
4.10%, 01/13/26	265	252,039
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	355	310,881
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	150	151,688
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(a)	240	228,221
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	150	152,170

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Discover Bank 2.70%, 02/06/30 (Call 11/06/29)	$130	$104,139
3.45%, 07/27/26 (Call 04/27/26)	150	137,375
4.65%, 09/13/28 (Call 06/13/28)	310	284,217
Fifth Third Bancorp.
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	50	50,392
8.25%, 03/01/38	171	193,076
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	25	23,197
Goldman Sachs Capital I, 6.35%, 02/15/34	185	186,014
Goldman Sachs Group Inc.,
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(a)	80	74,239
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	65	58,338
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	20	17,648
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	85	75,635
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	255	198,609
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	210	165,751
2.60%, 02/07/30 (Call 11/07/29)	212	178,951
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	367	297,086
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	85	76,900
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	125	100,300
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	220	152,029
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	460	382,775
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	257	184,624
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	190	140,036
3.50%, 04/01/25 (Call 03/01/25)	310	299,215
3.50%, 11/16/26 (Call 11/16/25)	428	402,324
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)	237	221,865
3.75%, 05/22/25 (Call 02/22/25)	293	283,143
3.75%, 02/25/26 (Call 11/25/25)	250	239,657
3.80%, 03/15/30 (Call 12/15/29)	143	130,130
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	397	367,233
3.85%, 01/26/27 (Call 01/26/26)	462	438,415
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.645%)(a)	555	460,561
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)	445	418,865
4.25%, 10/21/25	305	295,719
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(a)	430	371,266
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	200	192,426
4.75%, 10/21/45 (Call 04/21/45)	316	283,702
4.80%, 07/08/44 (Call 01/08/44)	515	458,839
5.15%, 05/22/45	129	118,653

Security	Par (000)	Value

Banks (continued)
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(a)	$300	$298,980
5.95%, 01/15/27	100	100,976
6.13%, 02/15/33	405	429,758
6.25%, 02/01/41	455	480,635
6.45%, 05/01/36	184	191,400
6.75%, 10/01/37	841	891,729
HSBC Bank USA NA/New York, 7.00%, 01/15/39	380	410,400
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	300	266,712
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	60	55,881
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	20	18,640
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	75	62,818
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	515	458,937
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	65	51,542
2.63%, 11/07/25 (Call 11/07/24),
(3-mo. SOFR + 1.401%)(a)	492	471,759
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	195	155,713
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	15	11,925
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	80	76,350
3.90%, 05/25/26	5	4,762
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)	435	391,561
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	400	375,432
4.25%, 08/18/25	360	347,101
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)	250	241,082
4.30%, 03/08/26	482	465,810
4.38%, 11/23/26	130	123,832
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	380	358,701
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	70	67,124
4.95%, 03/31/30	330	317,496
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(a)	400	398,780
6.10%, 01/14/42	465	486,892
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	200	201,342
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	370	374,014
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)	225	226,656
6.50%, 05/02/36	585	573,506
6.50%, 09/15/37	635	631,338
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)	200	195,712
6.80%, 06/01/38	345	345,866
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	300	308,658

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	$215	$225,838
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	405	440,057
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	230	169,669
2.55%, 02/04/30 (Call 11/04/29)	494	402,941
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	100	94,048
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)	107	99,058
Huntington National Bank (The),
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	45	42,584
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	380	309,863
3.95%, 03/29/27	755	716,238
4.05%, 04/09/29	50	46,467
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)	110	98,893
4.55%, 10/02/28	210	201,434
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	75	66,239
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	25	19,539
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	65	51,221
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	180	150,874
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	235	189,499
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	112	91,644
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	181	155,124
2.95%, 10/01/26 (Call 07/01/26)	227	211,991
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	50	42,457
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	405	335,721
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	263	194,012
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	523	354,207
3.20%, 06/15/26 (Call 03/15/26)	10	9,474
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	535	375,800
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)	187	172,356
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	175	163,415
3.63%, 12/01/27 (Call 12/01/26)	225	211,491
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	520	474,536
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	365	344,644
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	323	272,492

Security	Par (000)	Value

Banks (continued)
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	$366	$286,787
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(a)	240	230,830
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	446	353,370
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	182	170,636
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	290	233,688
4.13%, 12/15/26	179	172,264
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	190	179,400
4.25%, 10/01/27	95	91,869
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	424	355,299
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)	389	370,705
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	212	201,074
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	422	394,612
4.85%, 02/01/44	236	221,373
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	255	244,882
4.95%, 06/01/45	182	166,446
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	275	273,430
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	515	509,381
5.40%, 01/06/42	345	344,179
5.50%, 10/15/40	315	316,918
5.60%, 07/15/41	410	415,285
5.63%, 08/16/43	284	282,364
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	375	374,869
6.40%, 05/15/38	400	439,928
7.63%, 10/15/26	120	127,565
7.75%, 07/15/25	60	62,394
8.75%, 09/01/30	35	41,804
KeyBank NA/Cleveland OH 3.90%, 04/13/29	32	26,201
6.95%, 02/01/28	30	29,529
KeyCorp
2.25%, 04/06/27	60	51,515
2.55%, 10/01/29	240	189,898
4.10%, 04/30/28	120	107,748
4.15%, 10/29/25	81	76,557
Kreditanstalt fuer Wiederaufbau 0.00%, 04/18/36(c)	948	546,759
0.00%, 06/29/37(c)	725	395,944
0.38%, 07/18/25	1,080	992,412
0.63%, 01/22/26	1,490	1,352,473
0.75%, 09/30/30	585	460,641
1.00%, 10/01/26	680	611,075
1.75%, 09/14/29	881	764,814
2.00%, 05/02/25	2,148	2,043,693
2.50%, 11/20/24	2,040	1,972,415
2.88%, 04/03/28	1,987	1,861,243
3.00%, 05/20/27	45	42,721
3.75%, 02/15/28	1,610	1,566,852

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	$165	$147,337
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	170	161,226
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	355	322,265
3.75%, 01/11/27	345	324,196
4.34%, 01/09/48	295	219,896
4.38%, 03/22/28	355	336,082
4.45%, 05/08/25	560	546,414
4.50%, 11/04/24	557	544,635
4.55%, 08/16/28	100	94,817
4.58%, 12/10/25	280	269,494
4.65%, 03/24/26	295	284,722
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	25	23,107
5.30%, 12/01/45	115	100,800
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	300	297,828
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)	300	299,685
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(a)	395	423,495
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	5	4,432
2.19%, 02/25/25	85	80,665
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	105	83,047
2.76%, 09/13/26	335	308,907
3.20%, 07/18/29	215	190,032
3.29%, 07/25/27	170	157,969
3.68%, 02/22/27	60	57,106
3.74%, 03/07/29	130	120,293
3.75%, 07/18/39	85	70,135
3.78%, 03/02/25	141	136,888
3.85%, 03/01/26	300	288,006
3.96%, 03/02/28	55	52,357
4.05%, 09/11/28	70	66,450
4.15%, 03/07/39	129	112,181
4.29%, 07/26/38	100	88,460
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	197,314
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	10	9,858
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	350	348,292
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	200	199,022
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(a)	400	399,056
Mizuho Financial Group Inc.
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	60	53,272
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	30	23,199
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	115	107,537
2.56%, 09/13/31	310	241,161
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	107	87,807

Security	Par (000)	Value

Banks (continued)
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	$160	$150,758
2.84%, 09/13/26	15	13,803
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(a)	25	21,227
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	227	196,321
3.17%, 09/11/27	10	9,160
3.66%, 02/28/27	45	42,387
4.02%, 03/05/28	170	160,273
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	199	185,810
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	60	59,847
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	220	218,024
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	10	9,937
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	200	198,090
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	225	225,265
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	865	775,602
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	45	39,947
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	810	726,149
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	225	172,962
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	110	84,798
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	662	624,160
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	325	254,982
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	10	9,020
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	380	286,296
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	235	187,246
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	250	238,182
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	352	296,451
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	310	196,295
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	115	94,306
3.13%, 07/27/26	240	224,654
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(a)	427	394,873
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	359	319,094
3.63%, 01/20/27	295	278,672
3.70%, 10/23/24	395	386,507
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	434	402,383

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 01/27/26	$270	$259,832
3.95%, 04/23/27	445	419,448
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(a)	720	600,120
4.00%, 07/23/25	191	185,335
4.30%, 01/27/45	575	488,784
4.35%, 09/08/26	365	351,484
4.38%, 01/22/47	462	395,236
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	192	182,204
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	310	273,051
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	85	83,211
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	45	42,570
5.00%, 11/24/25	321	316,012
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	195	192,954
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	105	102,863
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	335	328,601
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	280	271,790
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	320	297,840
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	300	294,828
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	80	79,523
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.480%)(a)	478	480,466
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	290	282,205
6.25%, 08/09/26	465	474,951
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	285	298,592
6.38%, 07/24/42	451	491,861
7.25%, 04/01/32	574	652,684
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	15	14,115
Morgan Stanley Bank NA 4.75%, 04/21/26	250	246,920
5.48%, 07/16/25	250	250,512
National Australia Bank Ltd./New York 2.50%, 07/12/26	332	308,471
3.38%, 01/14/26	100	95,862
4.90%, 06/13/28	250	246,995
4.94%, 01/12/28	250	248,120
4.97%, 01/12/26	250	248,402
National Bank of Canada, 3.75%, 06/09/25
(Call 06/09/24), (1-day SOFR + 1.009%)(a)	3,000	2,942,070
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	20	17,764
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	390	301,119
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(a)	510	485,765

Security	Par (000)	Value

Banks (continued)
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	$484	$444,549
4.80%, 04/05/26	630	613,538
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	285	271,505
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	600	571,608
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	200	198,296
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	300	298,209
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	300	308,862
Northern Trust Corp. 3.15%, 05/03/29 (Call 02/03/29)	746	677,816
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	1,020	909,952
3.65%, 08/03/28 (Call 05/03/28)	359	338,296
3.95%, 10/30/25	575	556,450
6.13%, 11/02/32 (Call 08/02/32)	130	132,718
PNC Bank NA
2.70%, 10/22/29	250	209,672
2.95%, 02/23/25 (Call 01/24/25)	285	273,549
3.10%, 10/25/27 (Call 09/25/27)	550	501,891
3.25%, 01/22/28 (Call 12/23/27)	95	86,924
3.30%, 10/30/24 (Call 09/30/24)	20	19,432
3.88%, 04/10/25 (Call 03/10/25)	920	889,566
4.05%, 07/26/28	230	212,421
4.20%, 11/01/25 (Call 10/02/25)	15	14,447
PNC Financial Services Group Inc. (The) 1.15%, 08/13/26 (Call 07/13/26)	50	44,362
2.20%, 11/01/24 (Call 10/02/24)	242	232,235
2.55%, 01/22/30 (Call 10/24/29)	305	255,846
2.60%, 07/23/26 (Call 05/23/26)	386	358,609
3.15%, 05/19/27 (Call 04/19/27)	340	314,782
3.45%, 04/23/29 (Call 01/23/29)	563	507,528
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	95	93,220
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	230	218,031
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)	150	147,560
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	206	204,268
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)	166	165,827
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	75	75,881
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	180	182,909
Regions Bank/Birmingham AL, 6.45%, 06/26/37	178	174,981
Regions Financial Corp. 1.80%, 08/12/28 (Call 06/12/28)	135	111,923
7.38%, 12/10/37	178	188,566
Royal Bank of Canada 0.75%, 10/07/24	50	47,392
1.40%, 11/02/26	115	101,859
2.05%, 01/21/27	30	27,007
2.25%, 11/01/24	375	360,536
3.38%, 04/14/25	100	96,737
3.63%, 05/04/27	170	160,262
3.88%, 05/04/32	115	104,314

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.24%, 08/03/27	$220	$211,576
4.65%, 01/27/26	315	309,226
4.88%, 01/12/26	100	98,767
4.90%, 01/12/28	210	206,898
4.95%, 04/25/25	300	296,661
5.00%, 02/01/33	270	261,711
5.00%, 05/02/33	315	304,737
5.20%, 07/20/26	175	174,244
5.20%, 08/01/28	210	208,715
5.66%, 10/25/24	50	49,991
6.00%, 11/01/27	125	127,916
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	245	214,720
3.24%, 10/05/26 (Call 08/05/26)	516	472,579
4.40%, 07/13/27 (Call 04/14/27)	947	896,648
4.50%, 07/17/25 (Call 04/17/25)	692	675,108
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	300	296,637
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	140	139,370
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	62	61,719
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	10	9,068
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	125	109,968
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	305	268,339
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	65	51,953
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	160	144,342
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	200	201,546
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	105	94,140
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	50	45,385
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	420	403,234
2.40%, 01/24/30	405	345,894
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	50	41,008
2.65%, 05/19/26	343	322,602
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	808	695,025
3.55%, 08/18/25	1,238	1,194,979
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	187	179,150
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	25	22,740
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)	135	128,072
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	160	158,584
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	160	155,314
5.27%, 08/03/26 (Call 07/03/26)	200	200,060

Security	Par (000)	Value

Banks (continued)
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	$55	$55,068
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	60	60,912
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	5	4,426
1.90%, 09/17/28	40	33,611
2.14%, 09/23/30	15	11,849
2.35%, 01/15/25	70	66,837
2.45%, 09/27/24	140	135,122
2.63%, 07/14/26	210	193,763
2.72%, 09/27/29	85	72,478
2.75%, 01/15/30	115	97,778
3.01%, 10/19/26	250	231,697
3.04%, 07/16/29	230	200,732
3.20%, 09/17/29	172	150,493
3.35%, 10/18/27	252	231,764
3.36%, 07/12/27	228	211,463
3.45%, 01/11/27	242	226,512
3.54%, 01/17/28	100	92,295
3.78%, 03/09/26	300	287,268
3.94%, 07/19/28	165	154,217
4.31%, 10/16/28	133	126,141
5.52%, 01/13/28	25	24,962
5.77%, 01/13/33	30	30,353
5.78%, 07/13/33	200	202,432
5.80%, 07/13/28	200	202,444
5.85%, 07/13/30	200	202,104
5.88%, 07/13/26	200	201,512
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	10	9,664
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	160	151,534
Toronto-Dominion Bank (The) 1.25%, 12/13/24	50	47,293
1.45%, 01/10/25	200	189,518
1.95%, 01/12/27	200	179,644
2.45%, 01/12/32	160	129,344
2.80%, 03/10/27	100	91,706
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	956	892,273
4.29%, 09/13/24	200	197,024
4.46%, 06/08/32	30	27,959
4.69%, 09/15/27	200	194,902
5.16%, 01/10/28	20	19,811
5.52%, 07/17/28	180	180,734
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	25	23,319
2.25%, 03/11/30 (Call 12/11/29)	370	293,599
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	110	102,299
3.30%, 05/15/26 (Call 04/15/26)	165	153,191
3.63%, 09/16/25 (Call 08/16/25)	35	33,171
4.05%, 11/03/25 (Call 09/03/25)	85	81,647
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	55	49,062
3.70%, 06/05/25 (Call 05/05/25)	110	106,006
3.88%, 03/19/29 (Call 02/16/29)	70	62,581
4.00%, 05/01/25 (Call 03/01/25)	133	128,885
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	65	61,306

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	$50	$48,292
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	130	124,638
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	65	57,978
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	70	65,632
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	75	74,368
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	125	124,923
U.S. Bancorp
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	45	33,147
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	40	37,100
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	30	27,336
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	108	107,734
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	10	9,951
UBS Group AG 3.75%, 03/26/25	935	902,901
4.55%, 04/17/26	345	333,870
4.88%, 05/15/45	235	208,990
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	139	121,507
Wells Fargo & Co. 3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	155	110,966
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	15	12,637
3.90%, 05/01/45	85	66,519
4.40%, 06/14/46	165	130,810
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	710	600,355
4.65%, 11/04/44	35	28,944
4.75%, 12/07/46	175	145,196
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	340	319,899
4.90%, 11/17/45	525	450,319
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	990	892,990
5.38%, 11/02/43	115	105,826
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	405	394,547
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(a)	195	192,461
5.61%, 01/15/44	495	466,117
5.95%, 12/01/86	70	68,370
Westpac Banking Corp. 2.35%, 02/19/25	56	53,723
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	160	122,950
2.70%, 08/19/26	300	279,909
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(a)	490	462,805
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	285	217,908
3.35%, 03/08/27	238	224,691
3.40%, 01/25/28	252	237,019

Security	Par (000)	Value

Banks (continued)
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	$379	$332,345
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	334	311,782
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	75	70,592
Wintrust Financial Corp., 4.85%, 06/06/29	25	22,257

		177,389,043

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70%, 02/01/36 (Call 08/01/35)	647	619,185
4.90%, 02/01/46 (Call 08/01/45)	1,135	1,054,948
Anheuser-Busch InBev Finance Inc. 4.63%, 02/01/44	180	163,463
4.70%, 02/01/36 (Call 08/01/35)	486	466,093
4.90%, 02/01/46 (Call 08/01/45)	188	174,039
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)	380	349,490
3.65%, 02/01/26 (Call 11/01/25)	886	856,186
4.00%, 04/13/28 (Call 01/13/28)	579	557,467
4.35%, 06/01/40 (Call 12/01/39)	180	161,037
4.38%, 04/15/38 (Call 10/15/37)	319	291,489
4.44%, 10/06/48 (Call 04/06/48)	435	380,542
4.50%, 06/01/50 (Call 12/01/49)	25	22,256
4.60%, 04/15/48 (Call 10/15/47)	570	512,960
4.60%, 06/01/60 (Call 12/01/59)	10	8,712
4.75%, 01/23/29 (Call 10/23/28)	542	537,068
4.75%, 04/15/58 (Call 10/15/57)	15	13,420
4.90%, 01/23/31 (Call 10/23/30)	328	329,069
4.95%, 01/15/42	347	330,684
5.45%, 01/23/39 (Call 07/23/38)	403	408,940
5.55%, 01/23/49 (Call 07/23/48)	418	428,015
5.80%, 01/23/59 (Call 07/23/58)	233	244,277
5.88%, 06/15/35	40	42,385
8.00%, 11/15/39	59	73,118
8.20%, 01/15/39	285	364,424
Brown-Forman Corp. 3.50%, 04/15/25 (Call 02/15/25)	237	230,061
4.00%, 04/15/38 (Call 10/15/37)	58	50,064
4.50%, 07/15/45 (Call 01/15/45)	159	142,489
Coca-Cola Co. (The) 1.00%, 03/15/28	75	64,208
1.38%, 03/15/31	460	362,940
1.65%, 06/01/30	436	359,107
2.00%, 03/05/31	175	145,434
2.13%, 09/06/29	605	528,147
2.25%, 01/05/32	65	54,515
2.50%, 06/01/40	322	232,162
2.50%, 03/15/51	230	148,511
2.60%, 06/01/50	378	250,550
2.75%, 06/01/60	89	57,743
2.90%, 05/25/27	175	164,519
3.00%, 03/05/51	270	194,713
3.38%, 03/25/27	485	464,252
3.45%, 03/25/30	707	657,022
4.20%, 03/25/50	285	256,138
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	215	207,871
Constellation Brands Inc. 3.75%, 05/01/50 (Call 11/01/49)	76	57,543

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.10%, 02/15/48 (Call 08/15/47)	$50	$39,689
4.50%, 05/09/47 (Call 11/09/46)	92	76,958
4.90%, 05/01/33	60	57,833
5.25%, 11/15/48 (Call 05/15/48)	86	80,225
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	715	660,152
2.00%, 04/29/30 (Call 01/29/30)	1,935	1,613,693
2.13%, 10/24/24 (Call 09/24/24)	5,465	5,259,407
2.13%, 04/29/32 (Call 01/29/32)	1,485	1,193,747
2.38%, 10/24/29 (Call 07/24/29)	2,130	1,840,341
3.88%, 05/18/28 (Call 02/18/28)	640	615,763
5.20%, 10/24/25	1,000	1,000,250
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,012,650
Diageo Investment Corp. 4.25%, 05/11/42	145	126,885
7.45%, 04/15/35	274	327,657
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	163	150,456
3.20%, 05/01/30 (Call 02/01/30)	149	131,776
3.40%, 11/15/25 (Call 08/15/25)	260	248,690
3.43%, 06/15/27 (Call 03/15/27)	243	228,158
3.80%, 05/01/50 (Call 11/01/49)	177	134,037
3.95%, 04/15/29 (Call 02/15/29)	50	47,090
4.05%, 04/15/32 (Call 01/15/32)	170	155,688
4.42%, 05/25/25 (Call 03/25/25)	281	275,456
4.42%, 12/15/46 (Call 06/15/46)	215	178,452
4.50%, 11/15/45 (Call 05/15/45)	34	28,973
4.50%, 04/15/52 (Call 10/15/51)	300	254,967
4.60%, 05/25/28 (Call 02/25/28)	170	165,855
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	1,475	1,382,060
4.20%, 07/15/46 (Call 01/15/46)	305	241,496
5.00%, 05/01/42	242	218,579
PepsiCo Inc. 1.95%, 10/21/31 (Call 07/21/31)	50	40,765
2.25%, 03/19/25 (Call 02/19/25)	985	942,793
2.38%, 10/06/26 (Call 07/06/26)	624	584,314
2.63%, 03/19/27 (Call 01/19/27)	541	504,136
2.63%, 07/29/29 (Call 04/29/29)	495	443,297
2.63%, 10/21/41 (Call 04/21/41)	25	18,135
2.75%, 04/30/25 (Call 01/30/25)	792	761,651
2.75%, 03/19/30 (Call 12/19/29)	454	403,874
2.85%, 02/24/26 (Call 11/24/25)	430	409,459
2.88%, 10/15/49 (Call 04/15/49)	105	74,325
3.00%, 10/15/27 (Call 07/15/27)	684	642,591
3.38%, 07/29/49 (Call 01/29/49)	95	73,251
3.45%, 10/06/46 (Call 04/06/46)	379	301,260
3.50%, 07/17/25 (Call 04/17/25)	225	218,655
3.50%, 03/19/40 (Call 09/19/39)	70	57,455
3.60%, 02/18/28 (Call 01/18/28)	50	47,896
3.60%, 08/13/42	75	62,489
3.63%, 03/19/50 (Call 09/19/49)	241	193,909
3.88%, 03/19/60 (Call 09/19/59)	35	28,659
3.90%, 07/18/32 (Call 04/18/32)	70	66,354
4.00%, 03/05/42	155	134,323
4.00%, 05/02/47 (Call 11/02/46)	110	96,999
4.20%, 07/18/52 (Call 01/18/52)	25	22,218
4.45%, 05/15/28 (Call 04/15/28)	100	99,591
4.45%, 02/15/33 (Call 11/15/32)(b)	100	99,472
4.45%, 04/14/46 (Call 10/14/45)	135	125,677

Security	Par (000)	Value

Beverages (continued)
4.55%, 02/13/26 (Call 01/13/26)	$100	$99,406
4.65%, 02/15/53 (Call 08/15/52)	100	95,632
4.88%, 11/01/40	150	146,984
7.00%, 03/01/29	175	194,722

		37,754,531

Biotechnology — 0.5%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	721	685,570
2.20%, 02/21/27 (Call 12/21/26)	389	353,445
2.30%, 02/25/31 (Call 11/25/30)	320	263,997
2.45%, 02/21/30 (Call 11/21/29)	581	494,053
2.60%, 08/19/26 (Call 05/19/26)	332	308,670
2.77%, 09/01/53 (Call 03/01/53)	180	107,645
3.00%, 01/15/52 (Call 07/15/51)(b)	255	165,707
3.13%, 05/01/25 (Call 02/01/25)	266	255,799
3.15%, 02/21/40 (Call 08/21/39)	215	160,347
3.20%, 11/02/27 (Call 08/02/27)	347	322,425
3.38%, 02/21/50 (Call 08/21/49)	265	185,532
4.05%, 08/18/29 (Call 06/18/29)	300	283,320
4.20%, 03/01/33 (Call 12/01/32)	310	284,949
4.20%, 02/22/52 (Call 08/22/51)	15	11,937
4.40%, 05/01/45 (Call 11/01/44)	365	306,385
4.40%, 02/22/62 (Call 08/22/61)	55	43,541
4.56%, 06/15/48 (Call 12/15/47)	289	246,323
4.66%, 06/15/51 (Call 12/15/50)	213	183,008
4.88%, 03/01/53 (Call 09/01/52)	140	123,955
4.95%, 10/01/41	115	105,055
5.15%, 03/02/28 (Call 02/02/28)	665	664,195
5.15%, 11/15/41 (Call 05/15/41)	157	146,801
5.25%, 03/02/25	670	667,159
5.25%, 03/02/30 (Call 01/02/30)	690	690,345
5.25%, 03/02/33 (Call 12/02/32)	880	875,002
5.60%, 03/02/43 (Call 09/02/42)	660	647,823
5.65%, 06/15/42 (Call 12/15/41)	50	49,113
5.65%, 03/02/53 (Call 09/02/52)	625	619,594
5.75%, 03/02/63 (Call 09/02/62)	255	251,535
6.38%, 06/01/37	70	74,549
6.40%, 02/01/39	155	165,216
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	236,138
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	425	349,558
3.15%, 05/01/50 (Call 11/01/49)	372	242,793
3.25%, 02/15/51 (Call 08/15/50)	120	79,760
4.05%, 09/15/25 (Call 06/15/25)	922	894,285
5.20%, 09/15/45 (Call 03/15/45)	257	241,220
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	25	21,496
1.65%, 10/01/30 (Call 07/01/30)	410	329,435
2.80%, 10/01/50 (Call 04/01/50)	236	151,488
2.95%, 03/01/27 (Call 12/01/26)	653	608,472
3.50%, 02/01/25 (Call 11/01/24)	724	704,698
3.65%, 03/01/26 (Call 12/01/25)	635	610,705
4.00%, 09/01/36 (Call 03/01/36)	209	184,842
4.15%, 03/01/47 (Call 09/01/46)	350	292,397
4.50%, 02/01/45 (Call 08/01/44)	330	289,776
4.60%, 09/01/35 (Call 03/01/35)	390	370,391
4.75%, 03/01/46 (Call 09/01/45)	356	324,871
4.80%, 04/01/44 (Call 10/01/43)	433	398,092
5.65%, 12/01/41 (Call 06/01/41)	245	250,032
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	170	136,233

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	$174	$108,054

		16,567,731

Building Materials — 0.4%
Carrier Global Corp. 2.70%, 02/15/31 (Call 11/15/30)	280	234,786
2.72%, 02/15/30 (Call 11/15/29)	460	394,248
3.38%, 04/05/40 (Call 10/05/39)	280	210,403
3.58%, 04/05/50 (Call 10/05/49)	300	214,446
Fortune Brands Home & Security Inc. 3.25%, 09/15/29 (Call 06/15/29)	342	301,251
4.00%, 06/15/25 (Call 03/15/25)	892	862,939
4.00%, 03/25/32 (Call 12/25/31)	695	611,572
4.50%, 03/25/52 (Call 09/25/51)	135	103,866
Fortune Brands Innovations Inc., 5.88%, 06/01/33	82	81,735
Johnson Controls International PLC 3.90%, 02/14/26 (Call 11/14/25)	1,005	967,875
4.50%, 02/15/47 (Call 08/15/46)	167	140,893
4.63%, 07/02/44 (Call 01/02/44)	150	129,193
4.95%, 07/02/64 (Call 01/02/64)(d)	50	42,998
5.13%, 09/14/45 (Call 03/14/45)	73	67,567
6.00%, 01/15/36	300	308,604
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	905	724,643
2.00%, 09/16/31 (Call 06/16/31)	380	299,440
Lafarge SA, 7.13%, 07/15/36	48	52,512
Martin Marietta Materials Inc. 3.20%, 07/15/51 (Call 01/15/51)	55	36,818
4.25%, 12/15/47 (Call 06/15/47)	87	70,637
Masco Corp. 3.50%, 11/15/27 (Call 08/15/27)	111	103,184
4.50%, 05/15/47 (Call 11/15/46)	175	137,270
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	50	44,936
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	728	687,669
3.95%, 08/15/29 (Call 05/15/29)	151	140,521
4.20%, 12/01/24 (Call 09/01/24)	820	803,534
4.30%, 07/15/47 (Call 01/15/47)	170	136,583
4.40%, 01/30/48 (Call 07/30/47)	60	48,679
7.00%, 12/01/36	51	56,047
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	690	688,848
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)	1,095	1,028,008
4.30%, 02/21/48 (Call 08/21/47)	80	66,048
5.75%, 06/15/43	144	143,683
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)	592	566,698
3.55%, 11/01/24 (Call 08/01/24)	669	654,168
3.80%, 03/21/29 (Call 12/21/28)	430	401,203
4.50%, 03/21/49 (Call 09/21/48)	150	128,550
4.65%, 11/01/44 (Call 05/01/44)	137	117,238
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	79	67,208
4.70%, 03/01/48 (Call 09/01/47)	55	48,059

		11,924,560

Security	Par (000)	Value

Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	$170	$156,196
Celanese U.S. Holdings LLC 6.17%, 07/15/27 (Call 06/15/27)	70	70,081
6.35%, 11/15/28 (Call 10/15/28)	40	40,129
6.38%, 07/15/32 (Call 04/15/32)	95	94,042
6.55%, 11/15/30 (Call 09/15/30)	75	75,018
6.70%, 11/15/33 (Call 08/15/33)	55	55,239
CF Industries Inc., 5.38%, 03/15/44	165	146,368
Dow Chemical Co. (The) 3.60%, 11/15/50 (Call 05/15/50)	75	53,522
4.25%, 10/01/34 (Call 04/01/34)	119	107,269
4.38%, 11/15/42 (Call 05/15/42)	112	92,312
4.63%, 10/01/44 (Call 04/01/44)	162	135,989
4.80%, 11/30/28 (Call 08/30/28)	100	98,538
4.80%, 05/15/49 (Call 11/15/48)	184	156,118
5.25%, 11/15/41 (Call 05/15/41)	294	274,428
5.55%, 11/30/48 (Call 05/30/48)	95	90,187
6.30%, 03/15/33 (Call 12/15/32)	55	58,277
6.90%, 05/15/53 (Call 11/15/52)	40	44,512
7.38%, 11/01/29	230	252,280
9.40%, 05/15/39	135	178,228
DuPont de Nemours Inc. 4.49%, 11/15/25 (Call 09/15/25)	425	416,296
4.73%, 11/15/28 (Call 08/15/28)	724	714,313
5.32%, 11/15/38 (Call 05/15/38)	424	415,020
5.42%, 11/15/48 (Call 05/15/48)	290	280,537
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	157	127,814
4.80%, 09/01/42 (Call 03/01/42)	118	100,020
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)	355	276,698
2.13%, 02/01/32 (Call 11/01/31)	100	81,429
2.70%, 11/01/26 (Call 08/01/26)	5,310	4,970,744
2.70%, 12/15/51 (Call 06/15/51)	240	151,416
2.75%, 08/18/55 (Call 02/18/55)	180	110,261
3.25%, 12/01/27 (Call 09/01/27)	781	732,422
3.95%, 12/01/47 (Call 06/01/47)	275	225,800
4.80%, 03/24/30 (Call 12/24/29)	911	905,142
5.25%, 01/15/28 (Call 12/15/27)	370	374,877
5.50%, 12/08/41	40	39,898
FMC Corp. 4.50%, 10/01/49 (Call 04/01/49)	32	23,850
5.65%, 05/18/33	100	95,235
6.38%, 05/18/53 (Call 11/18/52)	100	95,871
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	40	28,674
4.45%, 09/26/28 (Call 06/26/28)	555	518,670
5.00%, 09/26/48 (Call 03/26/48)	86	68,359
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	185	156,547
5.25%, 07/15/43	88	78,324
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	700	659,862
LYB International Finance III LLC 3.63%, 04/01/51 (Call 10/01/50)	150	100,975
3.80%, 10/01/60 (Call 04/01/60)	425	277,478
4.20%, 10/15/49 (Call 04/15/49)	122	90,762
4.20%, 05/01/50 (Call 11/01/49)	324	240,285
5.63%, 05/15/33	100	98,992

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	$140	$109,952
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)	10	9,535
4.88%, 11/15/41 (Call 05/15/41)	5	4,185
5.45%, 11/15/33 (Call 05/15/33)	65	63,238
5.63%, 11/15/43 (Call 05/15/43)	125	115,454
Nutrien Ltd. 4.13%, 03/15/35 (Call 09/15/34)	177	153,636
4.90%, 03/27/28 (Call 02/27/28)	60	58,652
4.90%, 06/01/43 (Call 12/01/42)	120	104,914
5.00%, 04/01/49 (Call 10/01/48)	58	50,428
5.25%, 01/15/45 (Call 07/15/44)	83	74,731
5.63%, 12/01/40	158	150,037
5.80%, 03/27/53 (Call 09/27/52)	175	170,928
5.88%, 12/01/36	165	163,792
5.95%, 11/07/25	100	100,602
6.13%, 01/15/41 (Call 07/15/40)	55	55,212
PPG Industries Inc. 2.80%, 08/15/29 (Call 05/15/29)	174	153,402
3.75%, 03/15/28 (Call 12/15/27)	525	494,755
Rohm & Haas Co., 7.85%, 07/15/29	148	163,670
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	35	26,291
5.25%, 06/01/45 (Call 12/01/44)	40	34,576
Sherwin-Williams Co. (The) 2.20%, 03/15/32 (Call 12/15/31)	120	95,210
3.30%, 05/15/50 (Call 11/15/49)	60	40,751
3.45%, 08/01/25 (Call 05/01/25)	120	115,517
3.80%, 08/15/49 (Call 02/15/49)	110	82,386
3.95%, 01/15/26 (Call 10/15/25)	295	285,265
4.00%, 12/15/42 (Call 06/15/42)	48	37,797
4.50%, 06/01/47 (Call 12/01/46)	329	280,328
4.55%, 08/01/45 (Call 02/01/45)	70	58,379

		17,888,927

Commercial Services — 0.5%
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	4,466	3,558,196
1.70%, 05/15/28 (Call 03/15/28)	3,775	3,304,597
3.38%, 09/15/25 (Call 06/15/25)	1,113	1,076,783
Block Financial LLC 3.88%, 08/15/30 (Call 05/15/30)	432	381,564
5.25%, 10/01/25 (Call 07/01/25)	83	81,781
Global Payments Inc. 4.15%, 08/15/49 (Call 02/15/49)	122	89,463
5.95%, 08/15/52 (Call 02/15/52)	70	66,508
Moody’s Corp. 3.10%, 11/29/61 (Call 05/29/61)	160	101,261
3.25%, 01/15/28 (Call 10/15/27)	335	312,304
3.25%, 05/20/50 (Call 11/20/49)	84	57,952
3.75%, 03/24/25 (Call 02/24/25)	400	389,424
3.75%, 02/25/52 (Call 08/25/51)	35	26,716
4.25%, 02/01/29 (Call 11/01/28)	298	286,986
4.25%, 08/08/32 (Call 05/08/32)	125	117,353
4.88%, 12/17/48 (Call 06/17/48)	149	135,639
5.25%, 07/15/44	115	110,401
PayPal Holdings Inc. 2.85%, 10/01/29 (Call 07/01/29)	470	414,930
3.25%, 06/01/50 (Call 12/01/49)(b)	236	167,598
5.05%, 06/01/52 (Call 12/01/51)	35	33,827

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 06/01/62 (Call 12/01/61)	$20	$19,034
Quanta Services Inc. 2.35%, 01/15/32 (Call 10/15/31)	305	241,066
2.90%, 10/01/30 (Call 07/01/30)	460	387,329
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	1,475	1,295,271
4.00%, 03/18/29 (Call 12/18/28)	1,963	1,864,457
4.75%, 05/20/32 (Call 02/20/32)	75	72,262
S&P Global Inc. 2.30%, 08/15/60 (Call 02/15/60)	55	29,951
2.50%, 12/01/29 (Call 09/01/29)	317	275,353
2.70%, 03/01/29 (Call 01/01/29)	50	44,683
2.95%, 01/22/27 (Call 10/22/26)	323	302,454
3.25%, 12/01/49 (Call 06/01/49)	288	205,669
3.90%, 03/01/62 (Call 09/01/61)	45	35,289
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	90	69,820
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	26	23,983

		15,579,904

Computers — 0.5%
Apple Inc. 2.55%, 08/20/60 (Call 02/20/60)(b)	108	67,883
2.65%, 05/11/50 (Call 11/11/49)	333	221,738
2.65%, 02/08/51 (Call 08/08/50)	115	76,224
2.70%, 08/05/51 (Call 02/05/51)	10	6,646
2.80%, 02/08/61 (Call 08/08/60)	175	112,739
2.85%, 08/05/61 (Call 02/05/61)	115	74,403
2.95%, 09/11/49 (Call 03/11/49)	219	156,263
3.45%, 02/09/45	317	256,288
3.75%, 09/12/47 (Call 03/12/47)	130	108,272
3.75%, 11/13/47 (Call 05/13/47)	191	158,818
3.85%, 05/04/43	412	356,520
3.85%, 08/04/46 (Call 02/04/46)	240	202,793
3.95%, 08/08/52 (Call 02/08/52)	40	33,785
4.10%, 08/08/62 (Call 02/08/62)	180	150,770
4.25%, 02/09/47 (Call 08/09/46)	95	86,649
4.30%, 05/10/33(b)	160	156,966
4.38%, 05/13/45	325	298,867
4.45%, 05/06/44	49	46,569
4.65%, 02/23/46 (Call 08/23/45)	512	489,380
4.85%, 05/10/53(b)	160	157,918
Dell International LLC/EMC Corp. 3.45%, 12/15/51 (Call 06/15/51)(e)	225	146,918
8.10%, 07/15/36 (Call 01/15/36)	110	126,349
8.35%, 07/15/46 (Call 01/15/46)	235	288,007
Hewlett Packard Enterprise Co. 1.75%, 04/01/26 (Call 03/01/26)	216	197,042
4.90%, 10/15/25 (Call 07/15/25)	1,311	1,293,367
5.25%, 07/01/28	60	59,493
6.20%, 10/15/35 (Call 04/15/35)	349	361,794
6.35%, 10/15/45 (Call 04/15/45)	530	542,757
HP Inc. 4.20%, 04/15/32 (Call 01/15/32)	115	102,692
4.75%, 01/15/28 (Call 12/15/27)	50	48,698
5.50%, 01/15/33 (Call 10/15/32)(b)	315	305,770
6.00%, 09/15/41	337	331,827
International Business Machines Corp. 3.30%, 05/15/26	1,022	974,150
3.30%, 01/27/27	205	193,717
3.43%, 02/09/52 (Call 08/09/51)	140	98,367

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.45%, 02/19/26	$1,002	$960,517
3.50%, 05/15/29	685	631,515
4.00%, 06/20/42	305	250,585
4.15%, 07/27/27 (Call 06/27/27)	100	96,615
4.15%, 05/15/39	302	258,950
4.25%, 05/15/49	431	355,536
4.40%, 07/27/32 (Call 04/27/32)	100	95,218
4.70%, 02/19/46	165	145,720
5.10%, 02/06/53 (Call 08/06/52)	50	46,748
5.60%, 11/30/39	76	76,599
5.88%, 11/29/32	335	355,371
6.22%, 08/01/27	125	131,394
6.50%, 01/15/28	327	347,670
7.00%, 10/30/25	531	549,633
7.13%, 12/01/96	30	36,741
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	120	95,064
4.38%, 05/15/30 (Call 02/15/30)	781	720,433
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	215	177,429
Western Digital Corp. 2.85%, 02/01/29 (Call 12/01/28)	360	290,005
4.75%, 02/15/26 (Call 11/15/25)	310	295,368

		14,207,550

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	211	176,864
4.00%, 08/15/45	348	307,169
4.60%, 03/01/28 (Call 02/01/28)	36	36,125
4.60%, 03/01/33 (Call 12/01/32)	36	36,012
4.80%, 03/02/26	36	36,037
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,970
Estee Lauder Companies Inc. (The) 3.13%, 12/01/49 (Call 06/01/49)	92	63,739
4.38%, 06/15/45 (Call 12/15/44)	57	48,893
6.00%, 05/15/37	25	26,569
Procter & Gamble Co. (The) 2.45%, 11/03/26	581	543,839
2.80%, 03/25/27	742	695,914
2.85%, 08/11/27	570	533,947
3.60%, 03/25/50	150	122,982
4.10%, 01/26/26	150	147,950
5.55%, 03/05/37	191	206,515
5.80%, 08/15/34	50	55,309
Unilever Capital Corp. 1.75%, 08/12/31 (Call 05/12/31)	360	287,957
2.00%, 07/28/26	250	231,193
2.90%, 05/05/27 (Call 02/05/27)	270	252,007
3.10%, 07/30/25	100	96,444
3.38%, 03/22/25 (Call 01/22/25)	230	223,560
3.50%, 03/22/28 (Call 12/22/27)	240	228,038
5.90%, 11/15/32	235	255,299
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	200	131,858

		4,792,190

Distribution & Wholesale — 0.1%
LKQ Corp. 5.75%, 06/15/28 (Call 05/15/28)(e)	360	357,149
6.25%, 06/15/33 (Call 03/15/33)(e)	510	506,083
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	694	659,522

Security	Par (000)	Value

Distribution & Wholesale (continued)
3.75%, 05/15/46 (Call 11/15/45)	$96	$76,238
4.20%, 05/15/47 (Call 11/15/46)	119	103,066
4.60%, 06/15/45 (Call 12/15/44)	172	157,593

		1,859,651

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/24 (Call 09/29/24)	290	275,570
2.45%, 10/29/26 (Call 09/29/26)	465	418,277
3.00%, 10/29/28 (Call 08/29/28)	192	166,404
3.30%, 01/30/32 (Call 10/30/31)	622	505,605
3.40%, 10/29/33 (Call 07/29/33)	140	111,076
3.50%, 01/15/25 (Call 11/15/24)	492	474,913
3.65%, 07/21/27 (Call 04/21/27)	460	423,527
3.88%, 01/23/28 (Call 10/23/27)	390	358,909
4.45%, 10/01/25 (Call 08/01/25)	395	382,506
4.45%, 04/03/26 (Call 02/03/26)	450	433,611
4.63%, 10/15/27 (Call 08/15/27)	285	270,684
5.75%, 06/06/28 (Call 05/06/28)	150	148,525
6.50%, 07/15/25 (Call 06/15/25)	755	758,496
Affiliated Managers Group Inc. 3.30%, 06/15/30 (Call 03/15/30)	200	169,100
3.50%, 08/01/25	65	62,023
Air Lease Corp. 2.88%, 01/15/32 (Call 10/15/31)	90	71,745
3.00%, 02/01/30 (Call 11/01/29)	172	144,547
3.25%, 10/01/29 (Call 07/01/29)	137	119,485
3.63%, 04/01/27 (Call 01/01/27)	175	162,601
3.63%, 12/01/27 (Call 09/01/27)	164	150,655
4.63%, 10/01/28 (Call 07/01/28)	297	279,952
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	149	141,364
Ally Financial Inc. 4.63%, 03/30/25	360	348,124
5.13%, 09/30/24	53	52,186
5.80%, 05/01/25 (Call 04/01/25)	425	418,621
7.10%, 11/15/27 (Call 10/15/27)(b)	40	40,532
8.00%, 11/01/31	489	507,404
American Express Co. 1.65%, 11/04/26 (Call 10/04/26)	75	66,892
2.55%, 03/04/27 (Call 02/01/27)	95	86,382
3.00%, 10/30/24 (Call 09/29/24)	874	848,532
3.13%, 05/20/26 (Call 04/20/26)	800	756,216
3.30%, 05/03/27 (Call 04/03/27)	85	79,198
3.63%, 12/05/24 (Call 11/04/24)	370	360,299
3.95%, 08/01/25 (Call 07/01/25)	300	291,135
4.05%, 12/03/42	501	428,786
4.20%, 11/06/25 (Call 10/06/25)	336	327,207
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	260	241,176
4.90%, 02/13/26 (Call 01/13/26)	200	197,462
4.99%, 05/01/26, (1-day SOFR + 0.999%)(a)	300	295,755
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	60	56,912
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	300	288,273
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	225	222,538
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	75	74,576
5.85%, 11/05/27 (Call 10/05/27)	95	97,000

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	$370	$345,362
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	45	42,093
3.00%, 04/02/25 (Call 03/02/25)	130	124,987
3.70%, 10/15/24	35	34,241
4.50%, 05/13/32 (Call 02/13/32)	50	47,294
5.15%, 05/15/33 (Call 02/15/33)	130	127,110
Brookfield Finance Inc. 3.50%, 03/30/51 (Call 09/30/50)	80	52,211
3.90%, 01/25/28 (Call 10/25/27)	300	280,338
4.25%, 06/02/26 (Call 03/02/26)	150	144,293
4.35%, 04/15/30 (Call 01/15/30)	187	172,648
4.70%, 09/20/47 (Call 03/20/47)	265	218,622
4.85%, 03/29/29 (Call 12/29/28)	370	354,020
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	135	87,500
Capital One Financial Corp. 2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	65	46,298
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	5	3,820
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	50	48,864
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	280	260,271
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	10	9,690
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	120	113,984
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	95	94,949
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(a)	85	83,955
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	242	231,461
Charles Schwab Corp. (The) 2.90%, 03/03/32 (Call 12/03/31)	20	16,502
3.20%, 03/02/27 (Call 12/02/26)	35	32,400
3.20%, 01/25/28 (Call 10/25/27)	46	41,929
3.25%, 05/22/29 (Call 02/22/29)	85	75,581
4.00%, 02/01/29 (Call 11/01/28)	119	111,905
4.63%, 03/22/30 (Call 12/22/29)	20	19,427
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(a)	55	55,082
CI Financial Corp. 3.20%, 12/17/30 (Call 09/17/30)	189	145,477
4.10%, 06/15/51 (Call 12/15/50)	99	59,902
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)	220	193,415
5.30%, 09/15/43 (Call 03/15/43)	159	161,045
Credit Suisse USA Inc., 7.13%, 07/15/32	186	206,746
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	336	311,623
4.50%, 01/30/26 (Call 11/30/25)(b)	255	244,907
6.70%, 11/29/32 (Call 08/29/32)	65	64,661
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	25	23,481
Intercontinental Exchange Inc. 3.00%, 06/15/50 (Call 12/15/49)	290	193,430
3.00%, 09/15/60 (Call 03/15/60)	180	111,881

Security	Par (000)	Value

Diversified Financial Services (continued)
3.10%, 09/15/27 (Call 06/15/27)	$260	$240,724
3.75%, 09/21/28 (Call 06/21/28)(b)	119	112,505
4.25%, 09/21/48 (Call 03/21/48)	226	190,344
4.60%, 03/15/33 (Call 12/15/32)	155	147,977
4.95%, 06/15/52 (Call 12/15/51)	170	158,350
5.20%, 06/15/62 (Call 12/15/61)	90	85,528
Invesco Finance PLC 3.75%, 01/15/26	75	72,169
5.38%, 11/30/43	148	139,049
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	595	582,832
Jefferies Financial Group Inc. 4.15%, 01/23/30	122	109,962
6.25%, 01/15/36	112	113,346
6.50%, 01/20/43	60	59,858
Legg Mason Inc. 4.75%, 03/15/26	346	340,170
5.63%, 01/15/44	238	230,379
Mastercard Inc. 2.00%, 11/18/31 (Call 08/18/31)	125	101,536
2.95%, 11/21/26 (Call 08/21/26)	385	363,028
2.95%, 06/01/29 (Call 03/01/29)	445	403,544
3.30%, 03/26/27 (Call 01/26/27)	452	429,956
3.35%, 03/26/30 (Call 12/26/29)	374	343,848
3.50%, 02/26/28 (Call 11/26/27)	405	384,888
3.65%, 06/01/49 (Call 12/01/48)	90	72,035
3.80%, 11/21/46 (Call 05/21/46)	130	107,346
3.85%, 03/26/50 (Call 09/26/49)	318	263,740
3.95%, 02/26/48 (Call 08/26/47)	62	52,650
4.85%, 03/09/33 (Call 12/09/32)	200	200,938
4.88%, 03/09/28 (Call 02/09/28)	160	160,517
Nasdaq Inc. 1.65%, 01/15/31 (Call 10/15/30)	85	66,480
3.25%, 04/28/50 (Call 10/28/49)	115	76,380
3.85%, 06/30/26 (Call 03/30/26)	267	256,937
3.95%, 03/07/52 (Call 09/07/51)	169	126,522
5.35%, 06/28/28	380	379,916
5.55%, 02/15/34	335	333,690
5.65%, 06/28/25	35	35,043
Nomura Holdings Inc. 2.17%, 07/14/28	15	12,614
2.33%, 01/22/27	75	66,468
2.61%, 07/14/31	405	318,285
2.65%, 01/16/25	375	358,335
2.68%, 07/16/30	205	166,692
2.71%, 01/22/29	200	169,752
3.00%, 01/22/32	355	284,227
3.10%, 01/16/30	375	317,707
6.07%, 07/12/28	200	200,916
6.09%, 07/12/33	200	200,364
ORIX Corp. 3.25%, 12/04/24	45	43,490
5.20%, 09/13/32	330	328,195
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	20	18,919
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	55	40,009
4.65%, 04/01/30 (Call 01/01/30)	89	86,055
4.95%, 07/15/46	185	161,437
Synchrony Financial 2.88%, 10/28/31 (Call 07/28/31)	310	229,753

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 08/04/26 (Call 05/04/26)	$360	$327,928
3.95%, 12/01/27 (Call 09/01/27)	551	491,795
4.50%, 07/23/25 (Call 04/23/25)	742	707,779
4.88%, 06/13/25 (Call 05/13/25)	155	149,333
5.15%, 03/19/29 (Call 12/19/28)	432	396,200
Visa Inc. 2.00%, 08/15/50 (Call 02/15/50)	20	11,829
2.05%, 04/15/30 (Call 01/15/30)	472	400,294
2.70%, 04/15/40 (Call 10/15/39)	170	126,781
3.65%, 09/15/47 (Call 03/15/47)	286	233,279
4.15%, 12/14/35 (Call 06/14/35)	389	366,979
4.30%, 12/14/45 (Call 06/14/45)	671	606,591
Voya Financial Inc. 3.65%, 06/15/26	180	170,001
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	155	125,150
5.70%, 07/15/43	116	107,146
Western Union Co. (The) 2.85%, 01/10/25 (Call 12/10/24)	1,032	988,862
6.20%, 11/17/36	232	232,589

		32,296,127

Electric — 2.2%
AEP Texas Inc. 3.45%, 05/15/51 (Call 11/15/50)	935	636,613
4.70%, 05/15/32 (Call 02/15/32)	300	283,875
5.25%, 05/15/52 (Call 11/15/51)	290	265,750
5.40%, 06/01/33 (Call 03/01/33)	50	49,453
Series G, 4.15%, 05/01/49 (Call 11/01/48)	110	84,700
Series H, 3.45%, 01/15/50 (Call 07/15/49)	235	162,282
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	3,967	3,827,838
3.20%, 04/15/25 (Call 03/15/25)	2,532	2,424,187
3.80%, 06/01/29 (Call 03/01/29)	2,287	2,074,240
Avista Corp. 4.00%, 04/01/52 (Call 10/01/51)	250	190,897
4.35%, 06/01/48 (Call 12/01/47)	254	208,135
Baltimore Gas & Electric Co. 2.90%, 06/15/50 (Call 12/15/49)	37	23,790
3.20%, 09/15/49 (Call 03/15/49)	222	151,502
3.50%, 08/15/46 (Call 02/15/46)	210	153,844
3.75%, 08/15/47 (Call 02/15/47)	126	96,004
4.25%, 09/15/48 (Call 03/15/48)	95	77,919
5.40%, 06/01/53 (Call 12/01/52)	65	64,123
6.35%, 10/01/36	115	122,821
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	120	91,738
3.60%, 03/01/52 (Call 09/01/51)	35	26,069
3.95%, 03/01/48 (Call 09/01/47)	139	111,413
4.50%, 04/01/44 (Call 10/01/43)	137	118,683
4.95%, 04/01/33 (Call 01/01/33)	30	29,459
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	189	158,206
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	107	69,459
Series K2, 6.95%, 03/15/33	45	50,461
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	120	118,435
Commonwealth Edison Co. 2.20%, 03/01/30 (Call 12/01/29)	379	317,083
3.00%, 03/01/50 (Call 09/01/49)	225	148,711
3.65%, 06/15/46 (Call 12/15/45)	271	203,778
3.70%, 08/15/28 (Call 05/15/28)	435	410,549

Security	Par (000)	Value

Electric (continued)
3.70%, 03/01/45 (Call 09/01/44)	$63	$48,514
4.00%, 03/01/48 (Call 09/01/47)	194	156,259
4.00%, 03/01/49 (Call 09/01/48)	202	161,073
4.35%, 11/15/45 (Call 05/15/45)	71	59,918
4.70%, 01/15/44 (Call 07/15/43)	25	22,155
4.90%, 02/01/33 (Call 11/01/32)(b)	30	29,488
5.90%, 03/15/36	145	150,031
6.45%, 01/15/38	64	69,102
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	115	106,922
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	165	126,070
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	229	156,400
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	500	307,510
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)	420	341,708
4.30%, 04/15/44 (Call 10/15/43)	305	257,505
4.90%, 07/01/33	75	73,855
5.25%, 01/15/53 (Call 07/15/52)	235	229,532
Series A, 2.05%, 07/01/31 (Call 04/01/31)	772	621,823
Series A, 3.20%, 03/15/27 (Call 12/15/26)	560	526,613
Series A, 4.15%, 06/01/45 (Call 12/01/44)	205	170,304
Consolidated Edison Co. of New York Inc. 3.70%, 11/15/59 (Call 05/15/59)	130	91,858
3.80%, 05/15/28 (Call 02/15/28)	134	126,761
3.85%, 06/15/46 (Call 12/15/45)	59	45,169
3.95%, 03/01/43 (Call 09/01/42)	69	54,896
4.45%, 03/15/44 (Call 09/15/43)	155	131,908
4.50%, 12/01/45 (Call 06/01/45)	95	80,316
4.50%, 05/15/58 (Call 11/15/57)	125	101,941
4.63%, 12/01/54 (Call 06/01/54)	39	33,073
5.70%, 06/15/40	97	95,273
Series 05-A, 5.30%, 03/01/35	182	177,576
Series 06-A, 5.85%, 03/15/36	59	59,525
Series 06-B, 6.20%, 06/15/36	85	88,405
Series 08-B, 6.75%, 04/01/38	145	160,073
Series 09-C, 5.50%, 12/01/39	115	110,825
Series 12-A, 4.20%, 03/15/42	122	101,597
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	186	142,746
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	355	320,324
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	187	147,924
Series A, 4.13%, 05/15/49 (Call 11/15/48)	165	130,645
Series C, 3.00%, 12/01/60 (Call 06/01/60)	25	15,248
Series C, 4.00%, 11/15/57 (Call 05/15/57)	79	60,940
Series C, 4.30%, 12/01/56 (Call 06/01/56)	96	75,712
Series D, 4.00%, 12/01/28 (Call 09/01/28)	269	256,970
Series E, 4.65%, 12/01/48 (Call 06/01/48)	145	124,820
Constellation Energy Generation LLC, 6.25%, 10/01/39	62	62,789
Consumers Energy Co. 2.50%, 05/01/60 (Call 11/01/59)	1,050	579,379
2.65%, 08/15/52 (Call 02/15/52)	800	495,688
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	60	47,891
Edison International
4.13%, 03/15/28 (Call 12/15/27)	205	191,710
5.25%, 11/15/28 (Call 10/15/28)	60	58,643
5.75%, 06/15/27 (Call 04/15/27)	65	65,152
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)	50	42,986
6.00%, 05/15/35	117	115,643
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,275	1,206,507

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC 2.90%, 03/15/51 (Call 09/15/50)	$328	$205,282
4.20%, 09/01/48 (Call 03/01/48)	317	254,167
4.20%, 04/01/50 (Call 10/01/49)	320	256,266
4.95%, 01/15/45 (Call 01/15/25)	610	536,885
Eversource Energy 3.38%, 03/01/32 (Call 12/01/31)	665	570,277
3.45%, 01/15/50 (Call 07/15/49)	325	227,575
4.60%, 07/01/27 (Call 06/01/27)	85	82,710
4.75%, 05/15/26	70	68,849
5.13%, 05/15/33	100	96,716
5.45%, 03/01/28 (Call 02/01/28)	155	155,560
Series H, 3.15%, 01/15/25 (Call 10/15/24)	785	760,194
Series L, 2.90%, 10/01/24 (Call 08/01/24)	985	955,499
Series M, 3.30%, 01/15/28 (Call 10/15/27)	665	611,873
Series O, 4.25%, 04/01/29 (Call 01/01/29)	340	322,878
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,155	907,807
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	1,645	1,564,050
4.05%, 04/15/30 (Call 01/15/30)	1,535	1,418,724
4.10%, 03/15/52 (Call 09/15/51)	400	308,084
4.45%, 04/15/46 (Call 10/15/45)	291	240,250
4.70%, 04/15/50 (Call 10/15/49)	345	292,695
4.95%, 06/15/35 (Call 12/15/34)	287	268,213
5.10%, 06/15/45 (Call 12/15/44)	160	145,616
5.15%, 03/15/28 (Call 02/15/28)	70	69,539
5.30%, 03/15/33 (Call 12/15/32)	140	138,138
5.60%, 03/15/53 (Call 09/15/52)	140	135,141
5.63%, 06/15/35	250	248,687
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	5	4,781
Florida Power & Light Co. 3.15%, 10/01/49 (Call 04/01/49)	181	126,307
3.70%, 12/01/47 (Call 06/01/47)	228	177,056
3.95%, 03/01/48 (Call 09/01/47)	274	222,118
3.99%, 03/01/49 (Call 09/01/48)	208	167,737
4.05%, 06/01/42 (Call 12/01/41)	92	77,539
4.05%, 10/01/44 (Call 04/01/44)	160	134,213
4.13%, 02/01/42 (Call 08/01/41)	205	174,188
4.13%, 06/01/48 (Call 12/01/47)	175	146,041
4.40%, 05/15/28 (Call 03/15/28)	80	78,262
4.45%, 05/15/26 (Call 04/15/26)	55	54,135
4.63%, 05/15/30 (Call 03/15/30)	85	83,270
4.80%, 05/15/33 (Call 02/15/33)	55	53,715
4.95%, 06/01/35	40	39,206
5.25%, 02/01/41 (Call 08/01/40)	245	239,845
5.63%, 04/01/34	240	249,926
5.65%, 02/01/37	117	119,112
5.69%, 03/01/40	235	240,821
5.95%, 02/01/38	180	188,471
5.96%, 04/01/39	55	57,961
Iberdrola International BV 5.81%, 03/15/25	1,095	1,097,190
6.75%, 07/15/36	714	777,660
ITC Holdings Corp. 3.25%, 06/30/26 (Call 03/30/26)	690	651,588
3.35%, 11/15/27 (Call 08/15/27)	544	505,256
5.30%, 07/01/43 (Call 01/01/43)	344	316,569
National Grid PLC 5.60%, 06/12/28 (Call 05/12/28)	320	320,762

Security	Par (000)	Value

Electric (continued)
5.81%, 06/12/33 (Call 03/12/33)	$1,075	$1,078,107
National Grid USA, 5.80%, 04/01/35	820	807,593
National Rural Utilities Cooperative Finance Corp. 2.40%, 03/15/30 (Call 12/15/29)	184	155,178
4.02%, 11/01/32 (Call 05/01/32)	55	49,866
4.30%, 03/15/49 (Call 09/15/48)	67	54,417
4.40%, 11/01/48 (Call 05/01/48)	95	78,258
5.05%, 09/15/28	75	74,859
Series C, 8.00%, 03/01/32	80	93,269
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,324	1,089,003
2.75%, 11/01/29 (Call 08/01/29)	707	611,498
3.50%, 04/01/29 (Call 01/01/29)	410	374,592
3.55%, 05/01/27 (Call 02/01/27)	1,034	974,545
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	55	46,532
4.26%, 09/01/24	100	98,354
4.63%, 07/15/27 (Call 06/15/27)	475	463,120
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	275	243,606
4.90%, 02/28/28 (Call 01/28/28)	150	147,540
5.00%, 02/28/30 (Call 12/28/29)	150	147,183
5.00%, 07/15/32 (Call 04/15/32)	300	289,986
5.05%, 02/28/33 (Call 11/28/32)	150	145,111
5.25%, 02/28/53 (Call 08/28/52)	150	138,912
NSTAR Electric Co. 1.95%, 08/15/31 (Call 05/15/31)	394	311,165
3.10%, 06/01/51 (Call 12/01/50)	205	137,608
3.20%, 05/15/27 (Call 02/15/27)	745	697,961
3.25%, 05/15/29 (Call 02/15/29)	30	27,484
3.95%, 04/01/30 (Call 01/01/30)	455	423,678
4.40%, 03/01/44 (Call 09/01/43)	349	299,854
5.50%, 03/15/40	245	240,901
Ohio Edison Co., 6.88%, 07/15/36	165	179,607
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	200	156,000
4.15%, 04/01/48 (Call 10/01/47)	160	127,878
5.00%, 06/01/33	30	29,206
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	345	269,759
Series R, 2.90%, 10/01/51 (Call 04/01/51)	405	256,191
Oncor Electric Delivery Co. LLC 2.70%, 11/15/51 (Call 05/15/51)	190	117,034
3.10%, 09/15/49 (Call 03/15/49)	145	98,691
3.75%, 04/01/45 (Call 10/01/44)	159	125,440
3.80%, 09/30/47 (Call 03/30/47)	78	60,893
3.80%, 06/01/49 (Call 12/01/48)	125	96,643
4.10%, 11/15/48 (Call 05/15/48)	160	130,019
4.55%, 12/01/41 (Call 06/01/41)	40	35,713
4.60%, 06/01/52 (Call 12/01/51)	75	66,494
5.25%, 09/30/40	100	98,713
5.30%, 06/01/42 (Call 12/01/41)	50	49,322
7.00%, 05/01/32	76	84,953
7.25%, 01/15/33	77	87,778
7.50%, 09/01/38	35	41,741
Pacific Gas and Electric Co. 3.50%, 08/01/50 (Call 02/01/50)	110	69,275
4.20%, 06/01/41 (Call 12/01/40)	90	65,376
4.25%, 03/15/46 (Call 09/15/45)	20	13,614
4.30%, 03/15/45 (Call 09/15/44)	125	87,386
4.50%, 07/01/40 (Call 01/01/40)	170	131,148

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.55%, 07/01/30 (Call 01/01/30)	$105	$94,355
4.95%, 07/01/50 (Call 01/01/50)	685	530,087
5.25%, 03/01/52 (Call 09/01/51)	195	153,982
5.90%, 06/15/32 (Call 03/15/32)	180	172,336
6.70%, 04/01/53 (Call 10/01/52)	70	68,091
6.75%, 01/15/53 (Call 07/15/52)	325	316,238
PECO Energy Co. 2.80%, 06/15/50 (Call 12/15/49)	124	78,456
2.85%, 09/15/51 (Call 03/15/51)	25	15,831
3.00%, 09/15/49 (Call 03/15/49)	110	73,306
3.70%, 09/15/47 (Call 03/15/47)	386	295,919
3.90%, 03/01/48 (Call 09/01/47)	194	154,463
4.15%, 10/01/44 (Call 04/01/44)	282	231,869
4.38%, 08/15/52 (Call 02/15/52)	100	85,280
4.60%, 05/15/52 (Call 11/15/51)	100	87,796
4.90%, 06/15/33	120	117,990
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	290	241,442
6.50%, 11/15/37	15	16,378
PPL Electric Utilities Corp. 3.00%, 10/01/49 (Call 04/01/49)	185	125,254
3.95%, 06/01/47 (Call 12/01/46)	59	47,483
4.15%, 10/01/45 (Call 04/01/45)	15	12,417
4.15%, 06/15/48 (Call 12/15/47)	145	119,499
5.00%, 05/15/33 (Call 02/15/33)	100	98,938
5.25%, 05/15/53 (Call 11/15/52)	755	733,875
Public Service Co. of New Hampshire 3.60%, 07/01/49 (Call 01/01/49)	480	360,504
5.15%, 01/15/53 (Call 07/15/52)	275	267,674
Series V, 2.20%, 06/15/31 (Call 03/15/31)	160	130,637
Public Service Electric & Gas Co. 2.45%, 01/15/30 (Call 10/15/29)	425	364,450
2.70%, 05/01/50 (Call 11/01/49)	72	46,169
3.15%, 01/01/50 (Call 07/01/49)	180	126,662
3.20%, 05/15/29 (Call 02/15/29)	275	249,870
3.20%, 08/01/49 (Call 02/01/49)	225	158,956
3.60%, 12/01/47 (Call 06/01/47)	95	72,509
3.65%, 09/01/28 (Call 06/01/28)	350	329,042
3.65%, 09/01/42 (Call 03/01/42)	90	71,023
3.70%, 05/01/28 (Call 02/01/28)	362	343,618
3.80%, 01/01/43 (Call 07/01/42)	15	12,123
3.80%, 03/01/46 (Call 09/01/45)	390	308,650
3.85%, 05/01/49 (Call 11/01/48)	140	110,748
3.95%, 05/01/42 (Call 11/01/41)	25	20,852
4.05%, 05/01/48 (Call 11/01/47)	75	61,696
4.65%, 03/15/33 (Call 12/15/32)	70	67,786
4.90%, 12/15/32 (Call 09/15/32)	100	98,727
5.13%, 03/15/53 (Call 09/15/52)	420	410,109
5.50%, 03/01/40	70	70,355
5.80%, 05/01/37	125	127,690
Public Service Enterprise Group Inc. 1.60%, 08/15/30 (Call 05/15/30)	1,347	1,059,308
2.45%, 11/15/31 (Call 08/15/31)	1,020	820,192
San Diego Gas & Electric Co. 4.15%, 05/15/48 (Call 11/15/47)	200	161,980
4.50%, 08/15/40	72	63,821
4.95%, 08/15/28 (Call 07/15/28)	200	198,336
6.00%, 06/01/39	55	56,033
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	159	120,368
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	264	208,919

Security	Par (000)	Value

Electric (continued)
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	$127	$87,014
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	530	421,467
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	15	9,769
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	307	283,659
3.40%, 02/01/28 (Call 11/01/27)	303	280,369
3.80%, 02/01/38 (Call 08/01/37)	349	284,212
4.00%, 02/01/48 (Call 08/01/47)	364	278,460
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	285	230,742
5.40%, 08/01/26	100	100,157
5.50%, 08/01/33 (Call 05/01/33)	100	99,177
6.00%, 10/15/39	169	168,630
Southern California Edison Co. 2.25%, 06/01/30 (Call 03/01/30)	150	124,648
2.85%, 08/01/29 (Call 05/01/29)	167	146,933
3.65%, 02/01/50 (Call 08/01/49)	298	215,758
4.00%, 04/01/47 (Call 10/01/46)	212	164,099
4.05%, 03/15/42 (Call 09/15/41)	149	117,837
4.50%, 09/01/40 (Call 03/01/40)	30	25,637
4.65%, 10/01/43 (Call 04/01/43)	121	103,835
4.90%, 06/01/26 (Call 05/01/26)	65	64,619
5.50%, 03/15/40	59	56,954
5.63%, 02/01/36	102	100,428
5.88%, 12/01/53 (Call 06/01/53)	100	99,525
6.00%, 01/15/34	220	227,590
6.05%, 03/15/39	111	112,019
6.65%, 04/01/29	180	186,755
Series 04-G, 5.75%, 04/01/35	55	55,450
Series 05-E, 5.35%, 07/15/35	75	74,283
Series 06-E, 5.55%, 01/15/37	15	14,579
Series 08-A, 5.95%, 02/01/38	47	47,815
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	15,315
Series A, 4.20%, 03/01/29 (Call 12/01/28)	122	115,751
Series B, 4.88%, 03/01/49 (Call 09/01/48)	129	111,599
Series C, 3.60%, 02/01/45 (Call 08/01/44)	219	158,155
Series C, 4.13%, 03/01/48 (Call 09/01/47)	171	134,822
Southern California Gas Co., 5.20%, 06/01/33	100	98,170
Toledo Edison Co. (The), 6.15%, 05/15/37	10	10,320

		66,088,814

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	180,148
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	99	63,156
2.80%, 12/21/51 (Call 06/21/51)	15	9,699
5.25%, 11/15/39	50	49,942

		302,945

Electronics — 0.4%
Agilent Technologies Inc. 2.75%, 09/15/29 (Call 06/15/29)	412	360,006
3.05%, 09/22/26 (Call 06/22/26)	280	261,674
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	630	561,929
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	281	272,182
3.55%, 10/01/27 (Call 07/01/27)	165	152,779
5.41%, 07/01/32 (Call 04/01/32)	205	199,609
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	68,342

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Avnet Inc. 3.00%, 05/15/31 (Call 02/15/31)	$170	$135,636
4.63%, 04/15/26 (Call 01/15/26)	597	577,824
5.50%, 06/01/32 (Call 03/01/32)	45	42,619
6.25%, 03/15/28 (Call 02/15/28)	80	80,626
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	300	294,015
4.88%, 06/15/29 (Call 03/15/29)	725	692,469
4.88%, 05/12/30 (Call 02/12/30)	555	531,263
6.00%, 01/15/28 (Call 12/15/27)	100	101,086
Fortive Corp. 3.15%, 06/15/26 (Call 03/15/26)	408	383,545
4.30%, 06/15/46 (Call 12/15/45)	60	47,420
Honeywell International Inc. 1.95%, 06/01/30 (Call 03/01/30)	485	403,447
2.50%, 11/01/26 (Call 08/01/26)	901	840,813
2.70%, 08/15/29 (Call 05/15/29)	370	329,311
3.81%, 11/21/47 (Call 05/21/47)	212	172,284
4.25%, 01/15/29 (Call 12/15/28)	80	77,701
4.50%, 01/15/34 (Call 10/15/33)	80	77,283
4.95%, 02/15/28 (Call 01/15/28)	100	100,991
5.00%, 02/15/33 (Call 11/15/32)	100	100,775
5.38%, 03/01/41	30	30,274
5.70%, 03/15/36	180	188,627
5.70%, 03/15/37	87	90,805
Hubbell Inc. 3.15%, 08/15/27 (Call 05/15/27)	96	89,050
3.35%, 03/01/26 (Call 12/01/25)	125	119,148
3.50%, 02/15/28 (Call 11/15/27)	65	60,997
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	127	118,924
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)	833	729,491
4.55%, 10/30/24 (Call 07/30/24)	938	922,992
4.60%, 04/06/27 (Call 01/06/27)	588	574,964
Legrand France SA, 8.50%, 02/15/25	420	437,455
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)	516	507,852
4.90%, 06/15/28 (Call 03/15/28)	574	558,008
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	235	219,274
3.70%, 02/15/26 (Call 11/15/25)	115	111,024
4.50%, 02/13/26	50	49,162
7.13%, 10/01/37	135	153,518
Vontier Corp. 2.40%, 04/01/28 (Call 02/01/28)	260	219,528
2.95%, 04/01/31 (Call 01/01/31)	55	43,577

		12,090,299

Entertainment — 0.1%
Warnermedia Holdings Inc. 4.28%, 03/15/32 (Call 12/15/31)	165	145,584
5.05%, 03/15/42 (Call 09/15/41)	575	472,961
5.14%, 03/15/52	845	673,186
5.39%, 03/15/62	195	154,532

		1,446,263

Environmental Control — 0.0%
Republic Services Inc. 3.05%, 03/01/50 (Call 09/01/49)	75	51,109
4.88%, 04/01/29 (Call 03/01/29)	30	29,575
5.70%, 05/15/41 (Call 11/15/40)	5	5,116

Security	Par (000)	Value

Environmental Control (continued)
6.20%, 03/01/40	$38	$40,307
Waste Connections Inc. 2.95%, 01/15/52 (Call 07/15/51)	20	13,091
3.05%, 04/01/50 (Call 10/01/49)	57	38,550
Waste Management Inc. 4.10%, 03/01/45 (Call 09/01/44)	5	4,175
4.15%, 07/15/49 (Call 01/15/49)	42	35,341
4.63%, 02/15/30 (Call 12/15/29)	100	97,748
4.63%, 02/15/33 (Call 11/15/32)	100	96,134
4.88%, 02/15/29	40	39,597
4.88%, 02/15/34 (Call 11/15/33)	100	97,640

		548,383

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	135	144,277
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)	393	327,326
3.13%, 04/24/50 (Call 10/24/49)	61	39,926
3.30%, 03/19/25 (Call 12/19/24)	315	303,701
3.95%, 03/15/25 (Call 01/15/25)	745	725,667
4.15%, 03/15/28 (Call 12/15/27)	518	493,198
4.80%, 03/15/48 (Call 09/15/47)	256	221,284
Conagra Brands Inc. 4.60%, 11/01/25 (Call 09/01/25)	402	393,490
4.85%, 11/01/28 (Call 08/01/28)	354	344,435
5.30%, 10/01/26	100	99,601
5.30%, 11/01/38 (Call 05/01/38)	205	189,231
5.40%, 11/01/48 (Call 05/01/48)	176	159,581
7.00%, 10/01/28	55	58,661
8.25%, 09/15/30	345	393,766
General Mills Inc. 2.25%, 10/14/31 (Call 07/14/31)	610	492,178
2.88%, 04/15/30 (Call 01/15/30)	421	367,327
3.00%, 02/01/51 (Call 08/01/50)	100	67,125
3.20%, 02/10/27 (Call 11/10/26)	388	364,681
4.00%, 04/17/25 (Call 02/17/25)	1,028	1,001,796
4.15%, 02/15/43 (Call 08/15/42)	150	124,601
4.20%, 04/17/28 (Call 01/17/28)	698	669,780
4.70%, 04/17/48 (Call 10/17/47)	70	62,903
4.95%, 03/29/33 (Call 12/29/32)	150	146,155
5.24%, 11/18/25 (Call 11/18/23)	50	49,789
5.40%, 06/15/40	155	150,829
Hershey Co. (The) 3.13%, 11/15/49 (Call 05/15/49)	35	24,866
3.38%, 08/15/46 (Call 02/15/46)	100	73,666
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	30	20,611
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)	160	137,058
3.20%, 10/01/26 (Call 07/01/26)	290	273,641
3.90%, 06/01/50 (Call 12/01/49)	174	124,118
JM Smucker Co. (The) 3.55%, 03/15/50 (Call 09/15/49)	53	37,141
4.25%, 03/15/35	207	185,259
4.38%, 03/15/45	40	33,007
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)	575	470,729
3.25%, 04/01/26	1,337	1,272,236
3.40%, 11/15/27 (Call 08/15/27)	753	699,831
4.30%, 05/15/28 (Call 02/15/28)	519	498,967
4.50%, 04/01/46	359	308,510
5.25%, 03/01/33 (Call 12/01/32)	300	296,160

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Series B, 7.45%, 04/01/31	$769	$866,940
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	141	139,144
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	165	136,473
4.88%, 10/01/49 (Call 04/01/49)	285	251,926
5.20%, 07/15/45 (Call 01/15/45)	380	349,440
5.50%, 06/01/50 (Call 12/01/49)	340	328,052
6.50%, 02/09/40	110	116,291
6.88%, 01/26/39	175	191,674
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)	394	364,379
3.50%, 02/01/26 (Call 11/01/25)	405	386,803
3.70%, 08/01/27 (Call 05/01/27)	189	179,463
3.88%, 10/15/46 (Call 04/15/46)	118	88,227
3.95%, 01/15/50 (Call 07/15/49)	80	61,804
4.45%, 02/01/47 (Call 08/01/46)	205	170,669
4.50%, 01/15/29 (Call 10/15/28)	170	164,310
4.65%, 01/15/48 (Call 07/15/47)	115	97,954
5.00%, 04/15/42 (Call 10/15/41)	70	62,108
5.15%, 08/01/43 (Call 02/01/43)	180	162,013
5.40%, 07/15/40 (Call 01/15/40)	57	53,541
5.40%, 01/15/49 (Call 07/15/48)	153	145,827
6.90%, 04/15/38	57	62,377
7.50%, 04/01/31	200	224,642
McCormick & Co. Inc./MD 1.85%, 02/15/31 (Call 11/15/30)	220	173,155
3.40%, 08/15/27 (Call 05/15/27)	445	416,774
4.20%, 08/15/47 (Call 02/15/47)	224	179,767
4.95%, 04/15/33	50	48,350
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	85	53,090
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	155	130,908
3.25%, 07/15/27 (Call 04/15/27)	59	54,997
3.30%, 07/15/26 (Call 04/15/26)	155	147,069
3.30%, 02/15/50 (Call 08/15/49)	68	46,666
4.45%, 03/15/48 (Call 09/15/47)	97	80,117
4.50%, 04/01/46 (Call 10/01/45)	99	82,368
4.85%, 10/01/45 (Call 04/01/45)	40	34,342
5.38%, 09/21/35	57	56,359
5.95%, 04/01/30 (Call 01/01/30)	155	160,375
6.60%, 04/01/40 (Call 10/01/39)	80	84,756
6.60%, 04/01/50 (Call 10/01/49)	140	153,780
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	10	7,987
5.10%, 09/28/48 (Call 03/28/48)	189	163,778
5.15%, 08/15/44 (Call 02/15/44)	97	86,362

		18,612,165

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	127	116,075
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	155	127,447
4.40%, 08/15/47 (Call 02/15/47)	251	204,377
4.80%, 06/15/44 (Call 12/15/43)	296	254,664
5.15%, 05/15/46 (Call 11/15/45)	25	22,456
6.00%, 11/15/41 (Call 05/15/41)	205	207,622
7.30%, 11/15/39	10	11,244

Security	Par (000)	Value

Forest Products & Paper (continued)
Suzano Austria GmbH 5.00%, 01/15/30 (Call 10/15/29)	$40	$37,166
6.00%, 01/15/29 (Call 10/15/28)	60	59,577

		1,040,628

Gas — 0.1%
Atmos Energy Corp. 2.85%, 02/15/52 (Call 08/15/51)	65	41,978
3.38%, 09/15/49 (Call 03/15/49)	167	119,146
4.13%, 10/15/44 (Call 04/15/44)	134	110,081
4.13%, 03/15/49 (Call 09/15/48)	95	77,262
4.15%, 01/15/43 (Call 07/15/42)	20	16,772
4.30%, 10/01/48 (Call 04/01/48)	105	88,699
5.50%, 06/15/41 (Call 12/15/40)	15	14,731
5.75%, 10/15/52 (Call 04/15/52)	20	20,809
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	137	110,329
3.95%, 09/15/27 (Call 06/15/27)	50	46,237
4.75%, 09/01/28 (Call 06/01/28)	145	137,327
5.50%, 10/01/26	60	59,466
ONE Gas Inc. 4.25%, 09/01/32 (Call 06/01/32)	150	139,711
4.50%, 11/01/48 (Call 05/01/48)	195	160,750
4.66%, 02/01/44 (Call 08/01/43)	90	77,708
Piedmont Natural Gas Co. Inc. 3.35%, 06/01/50 (Call 12/01/49)	240	157,284
5.05%, 05/15/52 (Call 11/15/51)	242	213,253
5.40%, 06/15/33	80	78,817
Southern California Gas Co. 2.95%, 04/15/27 (Call 03/15/27)	50	46,456
3.75%, 09/15/42 (Call 03/15/42)	160	121,184
5.13%, 11/15/40	30	28,237
5.75%, 06/01/53 (Call 12/01/52)	100	98,942
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	120,347
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	130	105,754
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	252	191,195
Southwest Gas Corp. 3.70%, 04/01/28 (Call 01/01/28)	65	60,388
3.80%, 09/29/46 (Call 03/29/46)	105	74,298
4.15%, 06/01/49 (Call 12/01/48)	186	139,355
5.45%, 03/23/28 (Call 02/23/28)	35	34,889
5.80%, 12/01/27 (Call 11/01/27)	100	101,005
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	144	102,886
Series K, 3.80%, 09/15/46 (Call 03/15/46)	125	92,216

		2,987,512

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	21	19,934
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(e)	45	44,744
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)	62	43,775
3.25%, 03/01/27 (Call 12/01/26)	45	42,509
4.10%, 03/01/48 (Call 09/01/47)	57	47,917
Stanley Black & Decker Inc. 4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	27	21,293
4.85%, 11/15/48 (Call 05/15/48)	50	42,468

		262,640

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.2%
Abbott Laboratories 4.75%, 04/15/43 (Call 10/15/42)	$162	$155,139
4.90%, 11/30/46 (Call 05/30/46)	400	389,612
5.30%, 05/27/40	190	194,991
6.00%, 04/01/39	175	193,000
6.15%, 11/30/37	175	194,033
Baxter International Inc. 2.54%, 02/01/32 (Call 11/01/31)(b)	80	64,176
3.13%, 12/01/51 (Call 06/01/51)(b)	227	144,363
3.50%, 08/15/46 (Call 02/15/46)	323	217,421
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	111	100,070
4.70%, 03/01/49 (Call 09/01/48)	64	57,327
6.50%, 11/15/35	2	2,170
7.38%, 01/15/40	115	133,049
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)	395	252,002
2.80%, 12/10/51 (Call 06/10/51)	540	355,379
4.38%, 09/15/45 (Call 03/15/45)	86	75,881
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	305	261,611
DH Europe Finance II Sarl 3.25%, 11/15/39 (Call 05/15/39)	220	174,761
3.40%, 11/15/49 (Call 05/15/49)	447	333,525
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	309	297,530
HCA Inc. 3.13%, 03/15/27	80	73,515
3.63%, 03/15/32	317	272,680
Medtronic Inc., 4.63%, 03/15/45	198	185,572
Revvity Inc. 2.25%, 09/15/31 (Call 06/15/31)	30	23,654
3.30%, 09/15/29 (Call 06/15/29)	238	211,568
3.63%, 03/15/51 (Call 09/15/50)	100	68,985
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	115	90,981
STERIS Irish FinCo UnLtd Co. 2.70%, 03/15/31 (Call 12/15/30)	310	256,082
3.75%, 03/15/51 (Call 09/15/50)	410	299,673
Stryker Corp. 2.90%, 06/15/50 (Call 12/15/49)	120	79,823
4.38%, 05/15/44 (Call 11/15/43)	59	50,612
4.63%, 03/15/46 (Call 09/15/45)	104	93,465
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	53	45,494
4.98%, 08/10/30 (Call 06/10/30)	65	64,808
5.09%, 08/10/33 (Call 05/10/33)	80	80,380
5.30%, 02/01/44 (Call 08/01/43)	178	177,505
Zimmer Biomet Holdings Inc. 2.60%, 11/24/31 (Call 08/24/31)	505	411,454
4.45%, 08/15/45 (Call 02/15/45)	139	115,373
5.75%, 11/30/39	75	72,197

		6,269,861

Health Care - Services — 0.6%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	300	224,583
4.13%, 11/15/42 (Call 05/15/42)	185	146,814
4.50%, 05/15/42 (Call 11/15/41)	95	79,282
4.75%, 03/15/44 (Call 09/15/43)	184	158,188
6.63%, 06/15/36	181	194,189
6.75%, 12/15/37	129	140,540

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc. 4.10%, 05/15/32 (Call 02/15/32)	$100	$92,109
4.55%, 05/15/52 (Call 11/15/51)	120	103,339
Centene Corp. 2.50%, 03/01/31 (Call 12/01/30)	260	207,311
2.63%, 08/01/31 (Call 05/01/31)	655	520,679
3.00%, 10/15/30 (Call 07/15/30)	75	62,421
3.38%, 02/15/30 (Call 02/15/25)	70	59,865
Elevance Health Inc. 2.55%, 03/15/31 (Call 12/15/30)	90	75,285
2.88%, 09/15/29 (Call 06/15/29)	141	124,373
3.13%, 05/15/50 (Call 11/15/49)	193	130,207
3.60%, 03/15/51 (Call 09/15/50)	195	142,941
3.65%, 12/01/27 (Call 09/01/27)	55	51,836
3.70%, 09/15/49 (Call 03/15/49)	195	145,330
4.10%, 03/01/28 (Call 12/01/27)	10	9,577
4.38%, 12/01/47 (Call 06/01/47)	191	161,109
4.55%, 03/01/48 (Call 09/01/47)	297	255,545
4.63%, 05/15/42	187	166,032
4.65%, 01/15/43	245	217,687
4.65%, 08/15/44 (Call 02/15/44)	67	58,443
4.75%, 02/15/33 (Call 11/15/32)	200	193,562
5.10%, 01/15/44	156	143,717
5.13%, 02/15/53 (Call 08/15/52)	255	238,759
5.35%, 10/15/25 (Call 09/15/25)	40	39,928
5.50%, 10/15/32 (Call 07/15/32)	345	351,441
5.85%, 01/15/36	60	60,542
5.95%, 12/15/34	55	56,294
6.10%, 10/15/52 (Call 04/15/52)	55	58,287
6.38%, 06/15/37	49	51,791
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)	10	7,904
3.50%, 09/01/30 (Call 03/01/30)	355	310,053
3.50%, 07/15/51 (Call 01/15/51)	274	182,503
4.13%, 06/15/29 (Call 03/15/29)	163	150,496
4.50%, 02/15/27 (Call 08/15/26)	584	564,413
4.63%, 03/15/52 (Call 09/15/51)	222	178,060
5.13%, 06/15/39 (Call 12/15/38)	194	175,622
5.20%, 06/01/28	100	98,494
5.25%, 04/15/25	585	580,016
5.25%, 06/15/26 (Call 12/15/25)	566	559,033
5.25%, 06/15/49 (Call 12/15/48)	379	330,715
5.50%, 06/01/33 (Call 03/01/33)	225	221,353
5.50%, 06/15/47 (Call 12/15/46)	429	389,871
5.88%, 02/01/29 (Call 08/01/28)	310	311,879
5.90%, 06/01/53 (Call 12/01/52)	125	119,826
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	70	62,231
3.95%, 08/15/49 (Call 02/15/49)	111	86,041
4.63%, 12/01/42 (Call 06/01/42)	222	191,464
4.80%, 03/15/47 (Call 09/15/46)	160	141,374
4.88%, 04/01/30 (Call 01/01/30)	129	125,047
4.95%, 10/01/44 (Call 04/01/44)	245	217,822
5.75%, 03/01/28 (Call 02/01/28)	60	61,088
5.88%, 03/01/33 (Call 12/01/32)	100	103,434
Laboratory Corp. of America Holdings 2.70%, 06/01/31 (Call 03/01/31)	155	129,323
2.95%, 12/01/29 (Call 09/01/29)	537	471,416
4.70%, 02/01/45 (Call 08/01/44)	259	221,735

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	$35	$26,056
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	405	343,655
2.95%, 06/30/30 (Call 03/30/30)	426	369,125
3.45%, 06/01/26 (Call 03/01/26)	885	844,848
3.50%, 03/30/25 (Call 12/30/24)	514	497,223
4.20%, 06/30/29 (Call 03/30/29)	251	240,220
4.70%, 03/30/45 (Call 09/30/44)	245	212,944
UnitedHealth Group Inc. 2.75%, 05/15/40 (Call 11/15/39)	40	28,785
2.90%, 05/15/50 (Call 11/15/49)	110	73,105
2.95%, 10/15/27	5	4,636
3.13%, 05/15/60 (Call 11/15/59)	147	96,697
3.25%, 05/15/51 (Call 11/15/50)	170	120,557
3.50%, 08/15/39 (Call 02/15/39)	40	32,684
3.70%, 08/15/49 (Call 02/15/49)	176	136,201
3.75%, 10/15/47 (Call 04/15/47)	175	137,905
3.85%, 06/15/28	115	110,061
3.88%, 12/15/28	100	95,507
3.88%, 08/15/59 (Call 02/15/59)	173	133,227
3.95%, 10/15/42 (Call 04/15/42)	155	129,348
4.20%, 05/15/32 (Call 02/15/32)	170	160,536
4.20%, 01/15/47 (Call 07/15/46)	184	155,754
4.25%, 01/15/29 (Call 12/15/28)	300	290,766
4.25%, 03/15/43 (Call 09/15/42)	90	78,527
4.25%, 04/15/47 (Call 10/15/46)	192	163,062
4.25%, 06/15/48 (Call 12/15/47)	175	148,152
4.38%, 03/15/42 (Call 09/15/41)	115	101,968
4.45%, 12/15/48 (Call 06/15/48)	229	200,627
4.50%, 04/15/33 (Call 01/15/33)	365	351,499
4.63%, 07/15/35	221	213,605
4.63%, 11/15/41 (Call 05/15/41)	96	87,964
4.75%, 07/15/45	347	322,571
4.75%, 05/15/52 (Call 11/15/51)	200	182,174
4.95%, 05/15/62 (Call 11/15/61)	180	165,519
5.05%, 04/15/53 (Call 10/15/52)	300	286,329
5.20%, 04/15/63 (Call 10/15/62)	200	191,358
5.25%, 02/15/28 (Call 01/15/28)	10	10,194
5.35%, 02/15/33 (Call 11/15/32)	310	317,998
5.70%, 10/15/40 (Call 04/15/40)	169	174,785
5.80%, 03/15/36	170	179,962
5.88%, 02/15/53 (Call 08/15/52)	215	229,659
5.95%, 02/15/41 (Call 08/15/40)	105	110,245
6.05%, 02/15/63 (Call 08/15/62)	100	108,777
6.50%, 06/15/37	289	323,871
6.63%, 11/15/37	200	226,392
6.88%, 02/15/38	185	214,868

		19,343,165

Holding Companies - Diversified — 0.0%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	25	23,347

Home Builders — 0.0%
MDC Holdings Inc. 3.97%, 08/06/61 (Call 02/06/61)	85	49,540
6.00%, 01/15/43 (Call 10/15/42)	145	126,842
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	20	18,766

		195,148

Security	Par (000)	Value

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	$117	$107,864
3.50%, 11/15/51 (Call 05/15/51)	100	68,785
3.80%, 11/15/24 (Call 08/15/24)	25	24,358
4.40%, 03/15/29 (Call 12/15/28)	195	184,285
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	67	54,192
4.60%, 05/15/50 (Call 11/15/49)(b)	73	59,767
4.75%, 02/26/29 (Call 11/26/28)	77	74,911

		574,162

Household Products & Wares — 0.1%
Avery Dennison Corp. 2.25%, 02/15/32 (Call 11/15/31)	250	193,450
5.75%, 03/15/33 (Call 12/15/32)	200	201,830
Church & Dwight Co. Inc. 3.95%, 08/01/47 (Call 02/01/47)	15	12,167
5.00%, 06/15/52 (Call 12/15/51)	65	61,433
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	370	300,584
3.10%, 10/01/27 (Call 07/01/27)	871	805,335
3.90%, 05/15/28 (Call 02/15/28)	314	298,102
Kimberly-Clark Corp. 2.00%, 11/02/31 (Call 08/02/31)	100	81,983
2.75%, 02/15/26	234	222,969
2.88%, 02/07/50 (Call 08/07/49)	185	127,989
3.05%, 08/15/25	110	105,788
3.10%, 03/26/30 (Call 12/26/29)	573	516,932
3.20%, 04/25/29 (Call 01/25/29)	325	301,259
3.20%, 07/30/46 (Call 01/30/46)	225	163,742
3.90%, 05/04/47 (Call 11/04/46)	175	144,263
3.95%, 11/01/28 (Call 08/01/28)	225	217,962
4.50%, 02/16/33 (Call 11/16/32)	100	98,016
5.30%, 03/01/41	130	131,621
6.63%, 08/01/37	230	264,316

		4,249,741

Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	62	73,711
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	265	249,193
Aflac Inc. 3.60%, 04/01/30 (Call 01/01/30)	119	108,341
4.00%, 10/15/46 (Call 04/15/46)	25	19,338
4.75%, 01/15/49 (Call 07/15/48)	47	41,865
Allstate Corp. (The) 5.35%, 06/01/33	38	37,563
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	15	14,343
American Financial Group Inc./OH 4.50%, 06/15/47 (Call 12/15/46)	37	29,270
5.25%, 04/02/30 (Call 01/02/30)	65	63,649
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	5	4,320
4.20%, 04/01/28 (Call 01/01/28)	15	14,333
4.50%, 07/16/44 (Call 01/16/44)	155	131,494
4.75%, 04/01/48 (Call 10/01/47)	206	181,231
4.80%, 07/10/45 (Call 01/10/45)	225	198,614
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	95	90,101

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon Corp. 3.75%, 05/02/29 (Call 02/02/29)	$10	$9,303
4.50%, 12/15/28 (Call 09/15/28)	59	57,099
6.25%, 09/30/40	50	52,054
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	92	80,189
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	106	92,976
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	95	68,493
7.35%, 05/01/34	52	58,015
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	53,261
Arthur J Gallagher & Co., 3.05%, 03/09/52
(Call 09/09/51)	30	18,827
Assurant Inc. 3.70%, 02/22/30 (Call 11/22/29)	79	68,244
4.90%, 03/27/28 (Call 12/27/27)	104	100,511
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	81	81,792
AXA SA, 8.60%, 12/15/30	780	942,123
AXIS Specialty Finance LLC 3.90%, 07/15/29 (Call 04/15/29)	45	40,830
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	50	39,974
Berkshire Hathaway Finance Corp. 3.85%, 03/15/52 (Call 09/15/51)	115	91,346
4.20%, 08/15/48 (Call 02/15/48)	237	206,240
4.25%, 01/15/49 (Call 07/15/48)	234	205,955
Brighthouse Financial Inc., 4.70%, 06/22/47
(Call 12/22/46)	43	31,957
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,409
Chubb INA Holdings Inc. 3.05%, 12/15/61 (Call 06/15/61)	10	6,479
4.35%, 11/03/45 (Call 05/03/45)	100	87,373
6.70%, 05/15/36	25	27,988
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	181	172,643
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	14,975
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)	415	392,764
5.00%, 04/20/48 (Call 10/20/47)	412	346,991
7.00%, 04/01/28	60	63,257
Everest Reinsurance Holdings Inc. 3.13%, 10/15/52 (Call 04/15/52)	5	3,187
4.87%, 06/01/44	35	30,516
First American Financial Corp. 4.00%, 05/15/30 (Call 02/15/30)	190	165,243
4.60%, 11/15/24	80	78,558
Hartford Financial Services Group Inc. (The) 3.60%, 08/19/49 (Call 02/19/49)	139	101,394
4.30%, 04/15/43	60	47,681
4.40%, 03/15/48 (Call 09/15/47)	51	42,393
5.95%, 10/15/36	63	64,108
6.10%, 10/01/41	152	153,471
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)(b)	50	42,051
4.35%, 03/01/48 (Call 09/01/47)	124	89,845
6.30%, 10/09/37	52	51,770
7.00%, 06/15/40	165	173,225
Loews Corp., 6.00%, 02/01/35	30	30,984

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	$195	$182,565
4.15%, 03/04/26	566	550,033
5.38%, 03/04/46	225	216,466
Markel Group Inc. 4.15%, 09/17/50 (Call 03/17/50)	75	56,595
5.00%, 05/20/49 (Call 11/20/48)	70	61,395
Marsh & McLennan Companies Inc. 3.50%, 03/10/25 (Call 12/10/24)	170	165,102
3.75%, 03/14/26 (Call 12/14/25)	199	192,268
4.20%, 03/01/48 (Call 09/01/47)	160	132,398
4.35%, 01/30/47 (Call 07/30/46)	192	162,664
4.38%, 03/15/29 (Call 12/15/28)	312	301,954
4.75%, 03/15/39 (Call 09/15/38)	110	101,957
4.90%, 03/15/49 (Call 09/15/48)	442	405,880
5.45%, 03/15/53 (Call 09/15/52)	35	34,520
5.88%, 08/01/33	70	73,315
MetLife Inc. 4.05%, 03/01/45	188	153,684
4.13%, 08/13/42	170	140,881
4.55%, 03/23/30 (Call 12/23/29)	116	112,751
4.60%, 05/13/46 (Call 11/13/45)	55	48,266
4.72%, 12/15/44	127	111,388
4.88%, 11/13/43	82	74,768
5.38%, 07/15/33	25	24,879
5.70%, 06/15/35	85	87,004
5.88%, 02/06/41	15	15,433
6.38%, 06/15/34	105	112,770
6.40%, 12/15/66 (Call 12/15/31)	202	201,105
6.50%, 12/15/32	60	65,047
10.75%, 08/01/69 (Call 08/01/34)	45	57,725
Munich Re America Corp., Series B, 7.45%, 12/15/26(b)	75	80,030
Nationwide Financial Services Inc., 6.75%, 05/15/87	5	4,799
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	18	16,741
3.70%, 05/15/29 (Call 02/15/29)	97	88,899
4.30%, 11/15/46 (Call 05/15/46)	84	65,922
4.35%, 05/15/43	106	84,956
4.63%, 09/15/42	29	24,275
6.05%, 10/15/36	64	65,702
Progressive Corp. (The) 2.45%, 01/15/27	96	88,484
3.20%, 03/26/30 (Call 12/26/29)	175	156,195
3.70%, 01/26/45	39	29,397
3.95%, 03/26/50 (Call 09/26/49)	70	56,004
4.00%, 03/01/29 (Call 12/01/28)	69	66,337
4.13%, 04/15/47 (Call 10/15/46)	91	75,601
4.20%, 03/15/48 (Call 09/15/47)	133	111,447
4.35%, 04/25/44	110	92,389
4.95%, 06/15/33 (Call 03/15/33)	80	78,564
6.25%, 12/01/32	110	118,051
6.63%, 03/01/29	69	75,188
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)	194	177,498
2.10%, 03/10/30 (Call 12/10/29)	50	41,887
3.00%, 03/10/40 (Call 09/10/39)	30	22,137
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	60	51,000

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 03/13/51 (Call 09/13/50)	$365	$272,031
3.88%, 03/27/28 (Call 12/27/27)	64	61,021
3.91%, 12/07/47 (Call 06/07/47)	179	139,045
3.94%, 12/07/49 (Call 06/07/49)	205	157,452
4.35%, 02/25/50 (Call 08/25/49)	245	203,791
4.42%, 03/27/48 (Call 09/27/47)	118	98,990
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)	180	161,719
4.60%, 05/15/44	197	173,679
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	60	53,614
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	298	291,453
5.70%, 12/14/36	480	489,576
5.75%, 07/15/33	115	120,997
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	10	9,567
6.63%, 12/01/37	45	49,724
6.63%, 06/21/40	187	202,622
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)	5	4,940
Prudential Funding Asia PLC 3.13%, 04/14/30	85	74,845
3.63%, 03/24/32 (Call 12/24/31)	215	189,383
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	40	35,946
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,214
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)	45	28,182
3.75%, 05/15/46 (Call 11/15/45)	143	110,510
4.00%, 05/30/47 (Call 11/30/46)	192	157,922
4.05%, 03/07/48 (Call 09/07/47)	60	49,714
4.10%, 03/04/49 (Call 09/04/48)	170	140,672
4.30%, 08/25/45 (Call 02/25/45)	165	139,613
4.60%, 08/01/43	87	78,191
5.35%, 11/01/40	190	189,683
6.25%, 06/15/37	242	264,148
6.75%, 06/20/36	149	169,441
Travelers Cos. Inc. (The), 5.45%, 05/25/53	80	80,884
Travelers Property Casualty Corp., 6.38%, 03/15/33	170	186,592
Unum Group 4.50%, 12/15/49 (Call 06/15/49)	35	26,349
5.75%, 08/15/42	100	91,297
Willis North America Inc. 3.88%, 09/15/49 (Call 03/15/49)	103	72,719
4.50%, 09/15/28 (Call 06/15/28)	59	56,156
5.05%, 09/15/48 (Call 03/15/48)	153	128,467
5.35%, 05/15/33	80	77,258
XLIT Ltd., 5.25%, 12/15/43	469	443,960

		16,561,543

Internet — 0.1%
Alibaba Group Holding Ltd. 3.25%, 02/09/61 (Call 08/09/60)	45	25,962
4.00%, 12/06/37 (Call 06/06/37)	165	133,894
4.20%, 12/06/47 (Call 06/06/47)	120	89,392
4.40%, 12/06/57 (Call 06/06/57)	140	103,282
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)(b)	124	72,318
Amazon.com Inc. 2.50%, 06/03/50 (Call 12/03/49)	290	184,631
2.70%, 06/03/60 (Call 12/03/59)	319	196,297

Security	Par (000)	Value

Internet (continued)
3.10%, 05/12/51 (Call 11/12/50)	$360	$256,849
3.25%, 05/12/61 (Call 11/12/60)	220	152,603
3.95%, 04/13/52 (Call 10/13/51)	145	120,933
4.05%, 08/22/47 (Call 02/22/47)	392	338,512
4.10%, 04/13/62 (Call 10/13/61)	345	285,926
4.25%, 08/22/57 (Call 02/22/57)	361	312,251
4.65%, 12/01/29 (Call 10/01/29)	200	199,242
4.70%, 12/01/32 (Call 09/01/32)	200	198,662
4.95%, 12/05/44 (Call 06/05/44)	194	191,255
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)	94	88,696
3.60%, 06/01/26 (Call 03/01/26)	117	112,430
4.63%, 04/13/30 (Call 01/13/30)	125	122,199
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	236	223,532
3.60%, 06/05/27 (Call 03/05/27)	219	206,664
3.65%, 05/10/51 (Call 11/10/50)	120	85,574
4.00%, 07/15/42 (Call 01/15/42)	232	181,466
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	147,238
Meta Platforms Inc. 4.45%, 08/15/52 (Call 02/15/52)	5	4,238
4.65%, 08/15/62 (Call 02/15/62)	15	12,744
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	125	102,389

		4,149,179

Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	65	66,867
Nucor Corp. 2.98%, 12/15/55 (Call 06/15/55)	350	213,178
4.40%, 05/01/48 (Call 11/01/47)	120	99,739
5.20%, 08/01/43 (Call 02/01/43)	42	40,260
6.40%, 12/01/37	75	81,254
Steel Dynamics Inc. 2.80%, 12/15/24 (Call 11/15/24)	390	375,730
3.25%, 10/15/50 (Call 04/15/50)	60	38,764
3.45%, 04/15/30 (Call 01/15/30)	305	270,697

		1,186,489

Leisure Time — 0.0%
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)	275	263,976
4.63%, 07/28/45 (Call 01/28/45)(b)	145	111,006

		374,982

Lodging — 0.0%
Choice Hotels International Inc. 3.70%, 12/01/29 (Call 09/01/29)	95	83,956
3.70%, 01/15/31 (Call 10/15/30)	122	104,656
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	130	125,124
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	150	142,058
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	100	84,937

		540,731

Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	150	144,504
Caterpillar Financial Services Corp. 2.40%, 08/09/26	345	321,185
4.35%, 05/15/26	200	196,792
Caterpillar Inc. 2.60%, 09/19/29 (Call 06/19/29)	216	193,197
3.25%, 09/19/49 (Call 03/19/49)	211	159,111

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.25%, 04/09/50 (Call 10/09/49)	$167	$126,344
4.30%, 05/15/44 (Call 11/15/43)	35	31,442
4.75%, 05/15/64 (Call 11/15/63)	82	75,765
5.20%, 05/27/41	77	77,978
5.30%, 09/15/35	29	29,969
6.05%, 08/15/36	76	83,317
CNH Industrial Capital LLC 1.45%, 07/15/26 (Call 06/15/26)	820	733,539
1.88%, 01/15/26 (Call 12/15/25)	350	321,412
3.95%, 05/23/25	775	752,765
4.55%, 04/10/28 (Call 03/10/28)	390	377,161
5.45%, 10/14/25	100	99,673
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	967	913,012
Deere & Co. 3.10%, 04/15/30 (Call 01/15/30)	120	108,545
3.75%, 04/15/50 (Call 10/15/49)(b)	120	102,506
5.38%, 10/16/29	65	67,068
7.13%, 03/03/31	5	5,789
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	30	28,639
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	85	72,819
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	41,188
John Deere Capital Corp. 1.75%, 03/09/27	174	156,283
2.25%, 09/14/26	185	171,273
2.45%, 01/09/30	102	88,838
2.65%, 06/10/26	305	286,349
2.80%, 09/08/27	158	146,191
2.80%, 07/18/29	90	81,165
3.05%, 01/06/28	149	138,849
3.35%, 04/18/29	50	46,421
3.45%, 03/07/29	50	46,548
4.05%, 09/08/25	45	44,096
4.15%, 09/15/27	50	48,784
4.35%, 09/15/32	50	48,485
4.70%, 06/10/30	120	118,486
4.75%, 06/08/26	120	119,335
4.75%, 01/20/28	50	49,801
4.80%, 01/09/26	50	49,703
4.85%, 10/11/29	50	50,034
4.95%, 06/06/25	70	69,689
4.95%, 07/14/28	25	25,084
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	100	96,767
Oshkosh Corp. 3.10%, 03/01/30 (Call 12/01/29)	322	283,315
4.60%, 05/15/28 (Call 02/15/28)	708	691,320
Rockwell Automation Inc. 3.50%, 03/01/29 (Call 12/01/28)	364	341,166
4.20%, 03/01/49 (Call 09/01/48)	82	70,983
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	49	47,256
Xylem Inc./NY 1.95%, 01/30/28 (Call 11/30/27)	918	805,582
2.25%, 01/30/31 (Call 10/30/30)	710	583,237
3.25%, 11/01/26 (Call 08/01/26)	450	423,463
4.38%, 11/01/46 (Call 05/01/46)	200	162,114

		10,354,337

Manufacturing — 0.4%
3M Co. 2.00%, 02/14/25 (Call 01/14/25)	2,316	2,199,459
2.25%, 09/19/26 (Call 06/19/26)	1,086	999,511

Security	Par (000)	Value

Manufacturing (continued)
2.38%, 08/26/29 (Call 05/26/29)(b)	$919	$789,807
2.65%, 04/15/25 (Call 03/15/25)	1,014	967,133
2.88%, 10/15/27 (Call 07/15/27)(b)	840	773,539
3.00%, 08/07/25(b)	1,290	1,237,432
3.05%, 04/15/30 (Call 01/15/30)(b)	235	209,761
3.38%, 03/01/29 (Call 12/01/28)(b)	179	163,855
3.63%, 09/14/28 (Call 06/14/28)	640	598,694
3.63%, 10/15/47 (Call 04/15/47)	239	178,538
3.70%, 04/15/50 (Call 10/15/49)	15	11,495
4.00%, 09/14/48 (Call 03/14/48)(b)	267	216,545
5.70%, 03/15/37(b)	215	228,023
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	152	128,685
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	107	100,323
3.92%, 09/15/47 (Call 03/15/47)	65	53,243
4.00%, 11/02/32	102	95,300
4.15%, 03/15/33 (Call 12/15/32)	65	61,192
4.15%, 11/02/42	85	73,889
4.35%, 05/18/28 (Call 04/18/28)	40	39,282
4.70%, 08/23/52 (Call 02/23/52)	60	55,791
General Electric Co., 4.35%, 05/01/50 (Call 11/01/49)	5	4,156
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	66	56,905
4.88%, 09/15/41 (Call 03/15/41)	40	38,787
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	265	239,594
4.00%, 06/14/49 (Call 12/14/48)	93	75,321
4.10%, 03/01/47 (Call 09/01/46)	76	62,606
4.20%, 11/21/34 (Call 05/21/34)	80	72,414
4.45%, 11/21/44 (Call 05/21/44)	93	80,219
6.25%, 05/15/38	40	42,222
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	435	406,603
5.90%, 07/15/32 (Call 04/15/32)	145	146,695
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	535	446,024
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	61,466
3.38%, 03/01/28 (Call 12/01/27)	95	86,878
3.65%, 03/15/27 (Call 12/15/26)	259	243,703
3.90%, 09/17/29 (Call 06/17/29)	117	107,594
4.00%, 03/15/26 (Call 12/15/25)	183	176,551

		11,529,235

Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	132	81,786
3.85%, 04/01/61 (Call 10/01/60)	255	152,217
3.90%, 06/01/52 (Call 12/01/51)	399	254,690
3.95%, 06/30/62 (Call 12/30/61)	195	117,390
4.40%, 04/01/33 (Call 01/01/33)(b)	90	79,216
4.40%, 12/01/61 (Call 06/01/61)	270	177,698
4.80%, 03/01/50 (Call 09/01/49)	270	199,263
5.13%, 07/01/49 (Call 01/01/49)	249	191,488
5.25%, 04/01/53 (Call 10/01/52)	139	109,873
5.38%, 04/01/38 (Call 10/01/37)	80	67,603
5.38%, 05/01/47 (Call 11/01/46)	194	154,758
5.50%, 04/01/63 (Call 10/01/62)	165	129,723
5.75%, 04/01/48 (Call 10/01/47)	252	212,209

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.38%, 10/23/35 (Call 04/23/35)	$250	$242,395
6.48%, 10/23/45 (Call 04/23/45)	375	344,287
6.83%, 10/23/55 (Call 04/23/55)	170	158,518
Comcast Corp. 2.45%, 08/15/52 (Call 02/15/52)	152	89,004
2.65%, 08/15/62 (Call 02/15/62)	109	62,359
2.80%, 01/15/51 (Call 07/15/50)	123	77,695
2.89%, 11/01/51 (Call 05/01/51)	377	240,903
2.94%, 11/01/56 (Call 05/01/56)	507	315,024
2.99%, 11/01/63 (Call 05/01/63)	799	481,941
3.40%, 07/15/46 (Call 01/15/46)	110	80,363
3.45%, 02/01/50 (Call 08/01/49)	275	200,574
3.75%, 04/01/40 (Call 10/01/39)	235	193,266
3.90%, 03/01/38 (Call 09/01/37)	196	166,806
3.97%, 11/01/47 (Call 05/01/47)	313	250,869
4.00%, 08/15/47 (Call 02/15/47)	144	115,417
4.00%, 03/01/48 (Call 09/01/47)	288	231,480
4.00%, 11/01/49 (Call 05/01/49)	286	227,762
4.05%, 11/01/52 (Call 05/01/52)	354	283,012
4.60%, 10/15/38 (Call 04/15/38)	150	137,842
4.60%, 08/15/45 (Call 02/15/45)	141	123,555
4.65%, 02/15/33 (Call 11/15/32)	275	268,276
4.65%, 07/15/42	234	209,924
4.70%, 10/15/48 (Call 04/15/48)	135	122,292
4.75%, 03/01/44	39	35,070
4.80%, 05/15/33 (Call 02/15/33)	50	48,886
4.95%, 10/15/58 (Call 04/15/58)	160	147,411
5.35%, 05/15/53	100	97,838
5.50%, 05/15/64	50	48,716
5.65%, 06/15/35	43	44,515
6.45%, 03/15/37	30	32,732
6.50%, 11/15/35	328	362,837
6.55%, 07/01/39	45	49,481
6.95%, 08/15/37	130	146,832
Discovery Communications LLC 4.00%, 09/15/55 (Call 03/15/55)	202	131,611
4.65%, 05/15/50 (Call 11/15/49)	238	177,769
4.88%, 04/01/43	85	67,429
5.00%, 09/20/37 (Call 03/20/37)	182	155,259
5.20%, 09/20/47 (Call 03/20/47)	212	171,538
5.30%, 05/15/49 (Call 11/15/48)	68	55,366
6.35%, 06/01/40	60	57,473
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	210	177,782
Fox Corp. 5.48%, 01/25/39 (Call 07/25/38)	180	162,734
5.58%, 01/25/49 (Call 07/25/48)	384	342,048
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	130	108,108
6.63%, 01/15/40	195	199,206
NBCUniversal Media LLC 4.45%, 01/15/43	166	145,189
6.40%, 04/30/40	40	43,311
Paramount Global 3.38%, 02/15/28 (Call 11/15/27)	32	28,395
3.70%, 06/01/28 (Call 03/01/28)	55	49,240
4.20%, 06/01/29 (Call 03/01/29)	100	89,345
4.38%, 03/15/43	172	118,480
4.60%, 01/15/45 (Call 07/15/44)	101	70,004
4.85%, 07/01/42 (Call 01/01/42)	110	79,709

Security	Par (000)	Value

Media (continued)
4.90%, 08/15/44 (Call 02/15/44)	$167	$119,028
4.95%, 01/15/31 (Call 10/15/30)	170	151,837
4.95%, 05/19/50 (Call 11/19/49)(b)	190	138,856
5.25%, 04/01/44 (Call 10/01/43)	128	95,858
5.50%, 05/15/33	47	42,531
5.85%, 09/01/43 (Call 03/01/43)	230	190,270
5.90%, 10/15/40 (Call 04/15/40)	77	64,396
6.88%, 04/30/36	162	155,970
7.88%, 07/30/30	65	68,769
Thomson Reuters Corp. 5.50%, 08/15/35	60	58,664
5.85%, 04/15/40	85	83,097
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	122	135,602
Time Warner Cable LLC 5.50%, 09/01/41 (Call 03/01/41)	217	177,944
5.88%, 11/15/40 (Call 05/15/40)	149	129,131
6.55%, 05/01/37	130	123,363
6.75%, 06/15/39	217	209,375
7.30%, 07/01/38	165	166,746
TWDC Enterprises 18 Corp. 3.00%, 07/30/46	140	95,861
3.70%, 12/01/42	100	79,639
4.13%, 06/01/44	136	114,312
4.38%, 08/16/41	105	91,589
Series E, 4.13%, 12/01/41	120	102,048
Walt Disney Co. (The) 2.75%, 09/01/49 (Call 03/01/49)	265	170,040
3.50%, 05/13/40 (Call 11/13/39)	51	40,854
3.60%, 01/13/51 (Call 07/13/50)	490	367,598
3.80%, 05/13/60 (Call 11/13/59)	156	117,585
4.63%, 03/23/40 (Call 09/23/39)	142	131,709
4.70%, 03/23/50 (Call 09/23/49)(b)	231	210,060
4.75%, 09/15/44 (Call 03/15/44)	65	59,427
4.75%, 11/15/46 (Call 05/15/46)	255	231,402
4.95%, 10/15/45 (Call 04/15/45)	42	38,820
5.40%, 10/01/43	142	141,276
6.15%, 03/01/37	40	42,149
6.15%, 02/15/41	29	31,077
6.20%, 12/15/34	115	124,630
6.40%, 12/15/35	154	168,784
6.65%, 11/15/37	250	281,555
7.75%, 12/01/45	200	254,220

		15,001,864

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	64	60,643
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	104	88,685
5.25%, 10/01/54 (Call 04/01/54)	15	12,825

		162,153

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	485	402,104
Freeport-McMoRan Inc. 4.63%, 08/01/30 (Call 08/01/25)	175	161,663
5.45%, 03/15/43 (Call 09/15/42)	15	13,442
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	859	827,741
Newmont Corp. 2.60%, 07/15/32 (Call 04/15/32)	35	28,127
2.80%, 10/01/29 (Call 07/01/29)	560	483,129

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.88%, 03/15/42 (Call 09/15/41)	$345	$310,124
5.45%, 06/09/44 (Call 12/09/43)	105	99,867
6.25%, 10/01/39	218	227,293
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	190	186,325
Rio Tinto Finance USA PLC 4.75%, 03/22/42 (Call 09/22/41)	90	83,379
5.00%, 03/09/33 (Call 12/09/32)	125	124,174
5.13%, 03/09/53 (Call 09/09/52)	175	169,062
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(b)	75	59,136

		3,175,566

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp. 3.25%, 02/15/29 (Call 10/02/23)	165	143,834
3.57%, 12/01/31 (Call 09/01/31)	170	143,827
4.25%, 04/01/28 (Call 10/02/23)	185	171,014

		458,675

Oil & Gas — 0.8%
Apache Corp. 5.10%, 09/01/40 (Call 03/01/40)	5	4,171
6.00%, 01/15/37	35	32,753
BP Capital Markets America Inc. 2.77%, 11/10/50 (Call 05/10/50)	277	174,687
2.94%, 06/04/51 (Call 12/04/50)	265	173,225
3.00%, 02/24/50 (Call 08/24/49)	295	196,411
3.00%, 03/17/52 (Call 09/17/51)	150	98,480
3.02%, 01/16/27 (Call 10/16/26)	60	56,301
3.12%, 05/04/26 (Call 02/04/26)	120	114,091
3.38%, 02/08/61 (Call 08/08/60)	90	60,484
3.41%, 02/11/26 (Call 12/11/25)	87	83,622
3.54%, 04/06/27 (Call 02/06/27)	95	90,621
3.59%, 04/14/27 (Call 01/14/27)	103	98,123
3.63%, 04/06/30 (Call 01/06/30)	121	111,716
3.80%, 09/21/25 (Call 07/21/25)	85	82,747
3.94%, 09/21/28 (Call 06/21/28)	120	114,654
4.23%, 11/06/28 (Call 08/06/28)	228	220,059
4.81%, 02/13/33 (Call 11/13/32)	200	193,542
4.89%, 09/11/33 (Call 06/11/33)	120	116,808
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)	135	127,121
3.72%, 11/28/28 (Call 08/28/28)	95	89,288
Burlington Resources LLC 5.95%, 10/15/36	30	31,469
7.20%, 08/15/31	132	149,663
7.40%, 12/01/31	157	180,732
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	324	230,137
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	70	68,890
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	184,084
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,408
ConocoPhillips Co. 3.76%, 03/15/42 (Call 09/15/41)	317	256,830
3.80%, 03/15/52 (Call 09/15/51)	25	19,270
4.03%, 03/15/62 (Call 09/15/61)	540	413,332
4.30%, 11/15/44 (Call 05/15/44)	144	123,464
5.05%, 09/15/33 (Call 06/15/33)	160	159,040
5.30%, 05/15/53	120	117,235
5.55%, 03/15/54 (Call 09/15/53)	115	115,330
5.70%, 09/15/63 (Call 03/15/63)	100	100,704
5.90%, 10/15/32	182	194,593

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/39	$60	$66,843
6.95%, 04/15/29	110	120,976
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	159	132,622
5.00%, 06/15/45 (Call 12/15/44)	262	224,353
5.60%, 07/15/41 (Call 01/15/41)	190	176,269
7.88%, 09/30/31	20	22,478
Diamondback Energy Inc. 3.50%, 12/01/29 (Call 09/01/29)	293	265,051
4.25%, 03/15/52 (Call 09/15/51)	135	101,342
4.40%, 03/24/51 (Call 09/24/50)	83	64,467
6.25%, 03/15/53 (Call 09/15/52)	75	74,756
Eni USA Inc., 7.30%, 11/15/27	275	295,226
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	100	88,361
4.38%, 04/15/30 (Call 01/15/30)	203	197,308
4.95%, 04/15/50 (Call 10/15/49)	122	115,424
EQT Corp. 3.90%, 10/01/27 (Call 07/01/27)	95	88,858
5.00%, 01/15/29 (Call 07/15/28)	85	80,751
7.00%, 02/01/30 (Call 11/01/29)	380	398,605
Equinor ASA 2.38%, 05/22/30 (Call 02/22/30)	305	261,833
2.88%, 04/06/25 (Call 03/06/25)	420	405,170
3.00%, 04/06/27 (Call 02/06/27)	255	238,711
3.13%, 04/06/30 (Call 01/06/30)(b)	380	344,641
3.25%, 11/10/24	800	779,120
3.25%, 11/18/49 (Call 05/18/49)	165	116,947
3.63%, 09/10/28 (Call 06/10/28)	194	184,182
3.70%, 04/06/50 (Call 10/06/49)	205	158,488
3.95%, 05/15/43	112	93,956
4.25%, 11/23/41	192	166,929
4.80%, 11/08/43	150	138,261
5.10%, 08/17/40	250	244,672
7.25%, 09/23/27	185	200,420
Exxon Mobil Corp. 2.44%, 08/16/29 (Call 05/16/29)	95	83,784
2.61%, 10/15/30 (Call 07/15/30)	314	272,053
3.10%, 08/16/49 (Call 02/16/49)	146	102,483
3.45%, 04/15/51 (Call 10/15/50)	251	186,684
3.48%, 03/19/30 (Call 12/19/29)	314	290,494
3.57%, 03/06/45 (Call 09/06/44)	117	91,202
4.11%, 03/01/46 (Call 09/01/45)	239	202,925
4.23%, 03/19/40 (Call 09/19/39)	371	331,548
4.33%, 03/19/50 (Call 09/19/49)	332	287,389
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	480	461,765
5.60%, 02/15/41	259	243,815
6.00%, 01/15/40	267	261,898
7.13%, 03/15/33	310	338,260
7.30%, 08/15/31	403	439,407
7.88%, 10/01/29	150	165,664
Marathon Oil Corp. 4.40%, 07/15/27 (Call 04/15/27)	255	243,130
6.60%, 10/01/37	251	252,634
6.80%, 03/15/32	236	246,013
Marathon Petroleum Corp. 3.80%, 04/01/28 (Call 01/01/28)	155	144,858
4.50%, 04/01/48 (Call 10/01/47)	95	74,443
4.70%, 05/01/25 (Call 04/01/25)	171	168,038

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.75%, 09/15/44 (Call 03/15/44)	$174	$144,858
5.00%, 09/15/54 (Call 03/15/54)	96	78,412
5.13%, 12/15/26 (Call 09/15/26)	155	154,281
6.50%, 03/01/41 (Call 09/01/40)	113	115,401
Occidental Petroleum Corp. 4.40%, 04/15/46 (Call 10/15/45)	70	53,787
6.20%, 03/15/40	10	9,861
6.60%, 03/15/46 (Call 09/15/45)	205	210,756
6.63%, 09/01/30 (Call 03/01/30)	5	5,160
7.50%, 05/01/31	30	32,485
7.88%, 09/15/31	10	11,087
7.95%, 06/15/39	10	11,212
Ovintiv Inc. 5.38%, 01/01/26 (Call 10/01/25)	75	74,445
5.65%, 05/15/25	140	139,758
5.65%, 05/15/28 (Call 04/15/28)	140	139,133
6.25%, 07/15/33 (Call 04/15/33)	105	104,773
6.50%, 08/15/34	230	233,110
6.50%, 02/01/38	152	149,530
6.63%, 08/15/37	215	214,048
7.10%, 07/15/53	100	103,470
7.20%, 11/01/31	315	332,139
7.38%, 11/01/31	122	130,733
8.13%, 09/15/30	130	144,245
Phillips 66 3.30%, 03/15/52 (Call 09/15/51)	255	170,383
3.90%, 03/15/28 (Call 12/15/27)	210	198,891
4.65%, 11/15/34 (Call 05/15/34)	129	120,941
4.88%, 11/15/44 (Call 05/15/44)	325	293,267
5.30%, 06/30/33 (Call 03/30/33)	5	4,948
5.88%, 05/01/42	52	53,065
Phillips 66 Co. 4.68%, 02/15/45	2	1,688
4.90%, 10/01/46	25	21,891
Shell International Finance BV 3.00%, 11/26/51 (Call 05/26/51)	365	244,459
3.25%, 04/06/50 (Call 10/06/49)	645	457,989
3.75%, 09/12/46	80	62,781
4.00%, 05/10/46	525	430,909
4.13%, 05/11/35	435	396,798
4.38%, 05/11/45	170	147,383
6.38%, 12/15/38	390	428,945
TotalEnergies Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	440	423,214
2.83%, 01/10/30 (Call 10/10/29)	250	221,947
2.99%, 06/29/41 (Call 12/29/40)	140	102,523
3.13%, 05/29/50 (Call 11/29/49)	333	230,399
3.39%, 06/29/60 (Call 12/29/59)	45	31,117
3.45%, 02/19/29 (Call 11/19/28)	225	209,239
3.46%, 07/12/49 (Call 01/12/49)	215	159,979
TotalEnergies Capital SA, 3.88%, 10/11/28	250	238,410
Valero Energy Corp. 3.65%, 12/01/51 (Call 06/01/51)	270	184,170
4.00%, 06/01/52 (Call 12/01/51)	35	25,576
4.35%, 06/01/28 (Call 03/01/28)	238	227,630
4.90%, 03/15/45	71	61,471
6.63%, 06/15/37	305	324,502
7.50%, 04/15/32	126	141,031

		23,532,822

Security	Par (000)	Value

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	$451	$426,439
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	40,690
3.14%, 11/07/29 (Call 08/07/29)	412	366,313
3.34%, 12/15/27 (Call 09/15/27)	911	845,089
4.08%, 12/15/47 (Call 06/15/47)	192	152,682
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)	218	190,214
3.80%, 11/15/25 (Call 08/15/25)	79	76,993
4.50%, 11/15/41 (Call 05/15/41)	85	71,562
4.75%, 08/01/43 (Call 02/01/43)	185	159,870
4.85%, 11/15/35 (Call 05/15/35)	285	267,008
5.00%, 11/15/45 (Call 05/15/45)	229	206,334
6.70%, 09/15/38	183	201,278
7.45%, 09/15/39	184	214,811
NOV Inc. 3.60%, 12/01/29 (Call 09/01/29)	311	278,662
3.95%, 12/01/42 (Call 06/01/42)	120	88,776
Schlumberger Investment SA 2.65%, 06/26/30 (Call 03/26/30)	355	306,961
4.50%, 05/15/28	100	98,177
4.85%, 05/15/33	100	97,691

		4,089,550

Packaging & Containers — 0.0%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	502	475,796
4.50%, 05/15/28 (Call 02/15/28)	181	172,837
5.63%, 05/26/33 (Call 02/26/33)	175	173,948
Amcor Flexibles North America Inc. 2.63%, 06/19/30 (Call 03/19/30)	260	214,016
2.69%, 05/25/31 (Call 02/25/31)	40	32,596
4.00%, 05/17/25 (Call 04/17/25)	100	96,998
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	57	44,253
WestRock MWV LLC, 8.20%, 01/15/30	45	50,830
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	10	9,111

		1,270,385

Pharmaceuticals — 1.1%
AbbVie Inc. 4.05%, 11/21/39 (Call 05/21/39)	408	349,819
4.25%, 11/14/28 (Call 08/14/28)	10	9,679
4.25%, 11/21/49 (Call 05/21/49)	549	462,247
4.30%, 05/14/36 (Call 11/14/35)	238	218,236
4.40%, 11/06/42	312	272,388
4.45%, 05/14/46 (Call 11/14/45)	410	354,625
4.50%, 05/14/35 (Call 11/14/34)	525	493,852
4.63%, 10/01/42 (Call 04/01/42)	112	99,365
4.70%, 05/14/45 (Call 11/14/44)	478	429,105
4.88%, 11/14/48 (Call 05/14/48)	263	242,491
Astrazeneca Finance LLC 4.88%, 03/03/28 (Call 02/03/28)	100	99,626
4.88%, 03/03/33 (Call 12/03/32)	150	150,047
4.90%, 03/03/30 (Call 01/03/30)	100	99,450
AstraZeneca PLC 3.13%, 06/12/27 (Call 03/12/27)	350	327,890
3.38%, 11/16/25	842	808,926
4.00%, 01/17/29 (Call 10/17/28)	444	425,769
4.00%, 09/18/42	269	231,278

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 11/16/45	$225	$199,942
4.38%, 08/17/48 (Call 02/17/48)	159	142,211
6.45%, 09/15/37	625	702,812
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	260	246,628
3.79%, 05/20/50 (Call 11/20/49)	59	45,615
4.67%, 06/06/47 (Call 12/06/46)	187	165,291
4.69%, 12/15/44 (Call 06/15/44)	123	109,004
Bristol-Myers Squibb Co. 2.55%, 11/13/50 (Call 05/13/50)	85	51,975
2.95%, 03/15/32 (Call 12/15/31)	10	8,661
3.25%, 08/01/42	93	69,390
3.55%, 03/15/42 (Call 09/15/41)	10	7,938
3.70%, 03/15/52 (Call 09/15/51)	265	203,727
3.90%, 03/15/62 (Call 09/15/61)	345	261,448
4.25%, 10/26/49 (Call 04/26/49)	383	323,256
4.35%, 11/15/47 (Call 05/15/47)	293	252,516
4.55%, 02/20/48 (Call 08/20/47)	390	345,559
5.00%, 08/15/45 (Call 02/15/45)	120	115,469
Cardinal Health Inc. 3.41%, 06/15/27 (Call 03/15/27)	90	84,277
4.37%, 06/15/47 (Call 12/15/46)	237	189,515
4.50%, 11/15/44 (Call 05/15/44)	86	68,817
4.60%, 03/15/43	105	85,329
4.90%, 09/15/45 (Call 03/15/45)	125	104,674
Cencora Inc. 3.45%, 12/15/27 (Call 09/15/27)	165	154,938
4.25%, 03/01/45 (Call 09/01/44)	132	106,773
4.30%, 12/15/47 (Call 06/15/47)	199	165,544
Cigna Group (The) 2.40%, 03/15/30 (Call 12/15/29)	516	434,085
3.20%, 03/15/40 (Call 09/15/39)	120	89,232
3.40%, 03/15/50 (Call 09/15/49)	334	233,319
3.40%, 03/15/51 (Call 09/15/50)	115	80,224
3.88%, 10/15/47 (Call 04/15/47)	291	221,698
4.13%, 11/15/25 (Call 09/15/25)	581	565,679
4.38%, 10/15/28 (Call 07/15/28)	731	703,361
4.80%, 08/15/38 (Call 02/15/38)	538	494,261
4.80%, 07/15/46 (Call 01/16/46)	180	159,368
4.90%, 12/15/48 (Call 06/15/48)	325	289,084
5.40%, 03/15/33 (Call 12/15/32)	170	170,638
6.13%, 11/15/41	159	165,134
CVS Health Corp. 3.63%, 04/01/27 (Call 02/01/27)	20	18,928
3.75%, 04/01/30 (Call 01/01/30)	15	13,642
4.13%, 04/01/40 (Call 10/01/39)	10	8,134
4.25%, 04/01/50 (Call 10/01/49)	268	211,674
4.30%, 03/25/28 (Call 12/25/27)	623	598,753
4.78%, 03/25/38 (Call 09/25/37)	817	732,220
4.88%, 07/20/35 (Call 01/20/35)	282	262,393
5.05%, 03/25/48 (Call 09/25/47)	891	782,387
5.13%, 07/20/45 (Call 01/20/45)	370	329,437
5.25%, 02/21/33 (Call 11/21/32)	215	210,216
5.30%, 12/05/43 (Call 06/05/43)	280	256,284
5.63%, 02/21/53 (Call 08/21/52)	315	298,195
5.88%, 06/01/53 (Call 12/01/52)	240	234,223
6.00%, 06/01/63 (Call 12/01/62)	205	200,689
6.13%, 09/15/39	80	80,862
6.25%, 06/01/27	35	36,015

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co. 2.50%, 09/15/60 (Call 03/15/60)	$15	$8,924
3.10%, 05/15/27 (Call 02/15/27)	275	260,774
3.38%, 03/15/29 (Call 12/15/28)	535	500,305
3.70%, 03/01/45 (Call 09/01/44)	130	107,426
3.95%, 03/15/49 (Call 09/15/48)	35	30,107
4.70%, 02/27/33 (Call 11/27/32)	95	94,779
4.88%, 02/27/53 (Call 08/27/52)	120	117,965
4.95%, 02/27/63 (Call 08/27/62)	40	39,062
5.50%, 03/15/27	115	118,475
5.55%, 03/15/37	170	180,052
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25	460	448,468
3.88%, 05/15/28	364	351,224
4.20%, 03/18/43	115	101,155
6.38%, 05/15/38	286	325,537
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	164	152,574
Johnson & Johnson 2.45%, 09/01/60 (Call 03/01/60)	35	21,483
3.40%, 01/15/38 (Call 07/15/37)	236	200,222
3.50%, 01/15/48 (Call 07/15/47)	102	82,926
3.70%, 03/01/46 (Call 09/01/45)	195	161,922
3.75%, 03/03/47 (Call 09/03/46)	155	130,719
4.50%, 12/05/43 (Call 06/05/43)	173	166,300
4.85%, 05/15/41	57	55,952
5.85%, 07/15/38	230	251,836
5.95%, 08/15/37	127	140,548
Mead Johnson Nutrition Co. 4.13%, 11/15/25 (Call 08/15/25)	630	613,393
4.60%, 06/01/44 (Call 12/01/43)	132	117,271
5.90%, 11/01/39	183	187,328
Merck & Co. Inc. 1.70%, 06/10/27 (Call 05/10/27)	70	62,753
1.90%, 12/10/28 (Call 10/10/28)	80	69,478
2.15%, 12/10/31 (Call 09/10/31)	65	53,126
2.45%, 06/24/50 (Call 12/24/49)	150	93,204
2.75%, 12/10/51 (Call 06/10/51)	280	183,243
2.90%, 12/10/61 (Call 06/10/61)	365	228,961
3.40%, 03/07/29 (Call 12/07/28)	425	395,611
3.60%, 09/15/42 (Call 03/15/42)	60	48,989
3.70%, 02/10/45 (Call 08/10/44)	290	236,539
3.90%, 03/07/39 (Call 09/07/38)	195	170,372
4.00%, 03/07/49 (Call 09/07/48)	161	136,024
4.05%, 05/17/28(b)	90	87,800
4.15%, 05/18/43	135	119,318
4.30%, 05/17/30	180	174,341
4.50%, 05/17/33 (Call 02/17/33)	200	194,802
4.90%, 05/17/44	120	116,365
5.00%, 05/17/53 (Call 11/17/52)	100	97,566
5.15%, 05/17/63 (Call 11/17/62)	125	121,731
6.50%, 12/01/33	136	152,491
6.55%, 09/15/37	32	35,915
Merck Sharp & Dohme Corp. 5.75%, 11/15/36	87	91,546
5.95%, 12/01/28	70	73,733
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)	25	17,137
4.00%, 11/20/45 (Call 05/20/45)	10	8,600

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc. 2.70%, 05/28/50 (Call 11/28/49)	$115	$77,821
4.00%, 03/15/49 (Call 09/15/48)	175	150,096
4.10%, 09/15/38 (Call 03/15/38)	60	53,753
4.13%, 12/15/46	25	21,611
4.20%, 09/15/48 (Call 03/15/48)	225	198,601
7.20%, 03/15/39	205	247,585
Pfizer Investment Enterprises Pte Ltd. 4.45%, 05/19/26 (Call 04/19/26)	780	767,263
4.45%, 05/19/28 (Call 04/19/28)	780	765,001
4.75%, 05/19/33 (Call 02/19/33)	935	920,003
5.30%, 05/19/53 (Call 11/19/52)	990	990,228
5.34%, 05/19/63	5	4,924
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	780	772,340
Takeda Pharmaceutical Co. Ltd. 3.18%, 07/09/50 (Call 01/09/50)	195	130,968
3.38%, 07/09/60 (Call 01/09/60)	150	97,598
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	860	799,723
3.90%, 08/20/28 (Call 05/20/28)	241	230,374
3.95%, 09/12/47 (Call 03/12/47)	365	291,704
4.45%, 08/20/48 (Call 02/20/48)	136	117,412
4.50%, 11/13/25 (Call 08/13/25)	1,002	986,239
4.70%, 02/01/43 (Call 08/01/42)	450	406,813
5.60%, 11/16/32 (Call 08/16/32)	150	154,691

		33,287,357

Pipelines — 0.8%
Boardwalk Pipelines LP 3.40%, 02/15/31 (Call 11/15/30)	114	97,161
4.80%, 05/03/29 (Call 02/03/29)	115	109,431
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/39 (Call 07/04/39)	60	46,450
3.70%, 11/15/29 (Call 05/18/29)	452	410,841
5.13%, 06/30/27 (Call 01/01/27)	282	279,079
5.88%, 03/31/25 (Call 10/02/24)	660	657,967
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	665	626,217
Cheniere Energy Partners LP 4.00%, 03/01/31 (Call 03/01/26)	35	30,861
5.95%, 06/30/33 (Call 12/30/32)(e)	56	55,905
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	100	92,633
Enbridge Energy Partners LP 7.38%, 10/15/45 (Call 04/15/45)	85	95,968
Series B, 7.50%, 04/15/38	55	60,663
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	252	241,343
2.50%, 08/01/33 (Call 05/01/33)	535	414,919
3.13%, 11/15/29 (Call 08/15/29)	205	181,095
3.40%, 08/01/51 (Call 02/01/51)	200	134,340
3.70%, 07/15/27 (Call 04/15/27)	99	93,350
4.00%, 11/15/49 (Call 05/15/49)	180	134,942
4.25%, 12/01/26 (Call 09/01/26)	165	159,253
4.50%, 06/10/44 (Call 12/10/43)	115	93,868
5.50%, 12/01/46 (Call 06/01/46)	110	102,095
5.70%, 03/08/33 (Call 12/08/32)	320	320,150
Energy Transfer LP 4.15%, 09/15/29 (Call 06/15/29)	175	161,137
5.00%, 05/15/44 (Call 11/15/43)	71	57,964
5.00%, 05/15/50 (Call 11/15/49)	350	288,015

Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)	$10	$8,612
6.00%, 06/15/48 (Call 12/15/47)	70	64,647
6.25%, 04/15/49 (Call 10/15/48)	25	23,897
6.63%, 10/15/36	240	245,453
7.50%, 07/01/38	205	222,636
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	127	110,115
3.13%, 07/31/29 (Call 04/30/29)	80	71,655
3.70%, 01/31/51 (Call 07/31/50)	65	47,574
3.95%, 01/31/60 (Call 07/31/59)	91	67,291
4.15%, 10/16/28 (Call 07/16/28)	80	76,426
4.20%, 01/31/50 (Call 07/31/49)	86	68,826
4.25%, 02/15/48 (Call 08/15/47)	127	103,463
4.45%, 02/15/43 (Call 08/15/42)	68	57,782
4.80%, 02/01/49 (Call 08/01/48)	156	137,071
4.85%, 08/15/42 (Call 02/15/42)	97	87,055
4.85%, 03/15/44 (Call 09/15/43)	65	58,009
4.90%, 05/15/46 (Call 11/15/45)	163	144,555
4.95%, 10/15/54 (Call 04/15/54)	124	109,852
5.10%, 02/15/45 (Call 08/15/44)	209	191,601
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	195	162,059
5.70%, 02/15/42	103	101,373
5.95%, 02/01/41	103	105,234
6.13%, 10/15/39	70	72,752
6.45%, 09/01/40	99	105,185
7.55%, 04/15/38	39	44,737
Series D, 6.88%, 03/01/33	45	49,926
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	25	22,011
Series H, 6.65%, 10/15/34	35	37,863
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	53	43,046
5.00%, 08/15/42 (Call 02/15/42)	75	62,916
5.00%, 03/01/43 (Call 09/01/42)	120	101,618
5.40%, 09/01/44 (Call 03/01/44)	154	134,163
5.50%, 03/01/44 (Call 09/01/43)	216	192,782
5.63%, 09/01/41	65	59,026
5.80%, 03/15/35	60	58,688
6.38%, 03/01/41	134	132,535
6.50%, 02/01/37	117	116,894
6.50%, 09/01/39	103	103,709
6.55%, 09/15/40	69	68,500
6.95%, 01/15/38	265	283,569
7.30%, 08/15/33	82	89,147
7.40%, 03/15/31	45	48,729
7.50%, 11/15/40	31	33,762
7.75%, 03/15/32	90	99,522
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)	122	76,828
3.60%, 02/15/51 (Call 08/15/50)	65	43,731
4.30%, 03/01/28 (Call 12/01/27)	137	130,569
4.80%, 02/01/33 (Call 11/01/32)	100	93,206
5.05%, 02/15/46 (Call 08/15/45)	30	25,258
5.20%, 06/01/33 (Call 03/01/33)	105	100,568
5.20%, 03/01/48 (Call 09/01/47)	184	158,507
5.30%, 12/01/34 (Call 06/01/34)	180	171,302
5.45%, 08/01/52 (Call 02/01/52)	130	116,113
5.55%, 06/01/45 (Call 12/01/44)	226	204,444
7.75%, 01/15/32	122	136,390

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.80%, 08/01/31	$45	$50,237
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	180	126,034
4.20%, 10/03/47 (Call 04/03/47)	75	55,259
4.25%, 09/15/46 (Call 03/15/46)	90	66,328
4.85%, 02/01/49 (Call 08/01/48)	69	55,978
5.15%, 10/15/43 (Call 04/15/43)	72	61,000
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	84	78,858
4.25%, 12/01/27 (Call 09/01/27)	155	147,548
4.50%, 04/15/38 (Call 10/15/37)	181	153,340
4.70%, 04/15/48 (Call 10/15/47)	323	259,353
4.80%, 02/15/29 (Call 11/15/28)	148	142,545
4.90%, 04/15/58 (Call 10/15/57)	87	69,216
4.95%, 03/14/52 (Call 09/14/51)	115	94,727
5.20%, 03/01/47 (Call 09/01/46)	177	152,535
5.50%, 02/15/49 (Call 08/15/48)	271	241,350
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	25,693
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)	1,629	1,516,338
2.75%, 09/01/24 (Call 08/01/24)	170	164,793
3.10%, 03/15/30 (Call 12/15/29)	180	154,512
3.40%, 09/01/29 (Call 06/01/29)	105	92,669
4.00%, 07/13/27 (Call 04/13/27)	404	382,463
4.35%, 03/15/29 (Call 12/15/28)	160	149,670
4.45%, 09/01/49 (Call 03/01/49)	165	123,734
4.50%, 03/15/50 (Call 09/15/49)	128	96,084
4.55%, 07/15/28 (Call 04/15/28)	408	389,044
4.90%, 03/15/25 (Call 12/15/24)	460	452,741
4.95%, 07/13/47 (Call 01/06/47)	332	272,917
5.20%, 07/15/48 (Call 01/15/48)	230	196,703
5.55%, 11/01/26 (Call 10/01/26)	225	225,106
5.65%, 11/01/28 (Call 10/01/28)	225	225,383
5.80%, 11/01/30	175	175,543
5.85%, 01/15/26 (Call 12/15/25)	5	5,026
6.00%, 06/15/35	110	108,050
6.05%, 09/01/33 (Call 06/01/33)	225	226,784
6.10%, 11/15/32 (Call 08/15/32)	120	121,812
6.35%, 01/15/31 (Call 10/15/30)	145	148,845
6.63%, 09/01/53	100	100,883
7.15%, 01/15/51 (Call 07/15/50)	137	145,036
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	136	131,315
6.20%, 09/15/43 (Call 03/15/43)	136	131,866
6.65%, 10/01/36	235	241,397
6.85%, 10/15/37	190	198,987
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	42	36,971
4.70%, 06/15/44 (Call 12/15/43)	102	79,888
5.15%, 06/01/42 (Call 12/01/41)	75	62,004
6.65%, 01/15/37	52	52,774
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	167	158,251
4.50%, 05/15/30 (Call 11/15/29)	226	212,720
5.00%, 03/15/27 (Call 09/15/26)	242	237,903
5.90%, 09/15/37	60	59,867
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	95	89,448
3.50%, 03/15/25 (Call 12/15/24)	130	125,536

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/45 (Call 09/15/44)	$149	$119,775
5.95%, 09/25/43 (Call 03/25/43)	257	246,139
Targa Resources Corp. 4.95%, 04/15/52 (Call 10/15/51)	20	16,232
6.50%, 02/15/53 (Call 08/15/52)	10	9,999
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	115	108,585
Tennessee Gas Pipeline Co. LLC 7.00%, 03/15/27	60	62,513
7.00%, 10/15/28	5	5,303
7.63%, 04/01/37	10	11,349
Texas Eastern Transmission LP, 7.00%, 07/15/32	192	211,914
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	164	150,322
4.25%, 05/15/28 (Call 02/15/28)	145	138,073
4.63%, 03/01/34 (Call 12/01/33)	127	114,892
4.75%, 05/15/38 (Call 11/15/37)	95	83,097
4.88%, 05/15/48 (Call 11/15/47)	144	122,364
5.10%, 03/15/49 (Call 09/15/48)	139	122,003
5.60%, 03/31/34	17	16,460
5.85%, 03/15/36	70	69,426
6.10%, 06/01/40	65	65,432
6.20%, 10/15/37	219	222,064
7.25%, 08/15/38	99	110,071
7.63%, 01/15/39	135	153,600
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	145	108,780
4.00%, 03/15/28 (Call 12/15/27)	15	14,160
4.45%, 08/01/42 (Call 02/01/42)	17	14,151
4.60%, 03/15/48 (Call 09/15/47)	132	110,137
5.40%, 08/15/41 (Call 02/15/41)	58	54,214
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	165	158,842
Western Midstream Operating LP 4.05%, 02/01/30 (Call 11/01/29)	80	71,314
5.25%, 02/01/50 (Call 08/01/49)	250	202,020
5.30%, 03/01/48 (Call 09/01/47)	10	8,185
5.45%, 04/01/44 (Call 10/01/43)	50	41,940
5.50%, 08/15/48 (Call 02/15/48)	105	87,130
6.15%, 04/01/33 (Call 01/01/33)	420	417,871
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	127	119,577
4.85%, 03/01/48 (Call 09/01/47)	115	98,017
4.90%, 01/15/45 (Call 07/15/44)	182	155,042
5.10%, 09/15/45 (Call 03/15/45)	211	185,764
5.40%, 03/04/44 (Call 09/04/43)	83	74,844
5.75%, 06/24/44 (Call 12/24/43)	40	37,964
5.80%, 11/15/43 (Call 05/15/43)	36	34,546
6.30%, 04/15/40	200	205,090
8.75%, 03/15/32	78	91,318
Series A, 7.50%, 01/15/31	52	56,894

		24,009,306

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	170	165,446
CBRE Services Inc. 2.50%, 04/01/31 (Call 01/01/31)	1,070	858,268
4.88%, 03/01/26 (Call 12/01/25)	763	746,176
5.95%, 08/15/34	50	49,547

		1,819,437

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	$400	$294,708
2.75%, 12/15/29 (Call 09/15/29)	100	84,744
3.00%, 05/18/51 (Call 11/18/50)	105	63,351
3.38%, 08/15/31 (Call 05/15/31)	52	44,831
3.55%, 03/15/52 (Call 09/15/51)	55	37,537
3.95%, 01/15/27 (Call 10/15/26)	83	78,563
3.95%, 01/15/28 (Call 10/15/27)	15	14,078
4.00%, 02/01/50 (Call 08/01/49)	120	89,506
4.50%, 07/30/29 (Call 04/30/29)	95	89,913
4.70%, 07/01/30 (Call 04/01/30)	107	101,294
4.85%, 04/15/49 (Call 10/15/48)	77	63,132
4.90%, 12/15/30 (Call 09/15/30)	149	144,160
5.15%, 04/15/53 (Call 10/15/52)	85	75,801
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)	24	22,731
4.90%, 02/15/29 (Call 11/15/28)	43	41,344
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	120	93,404
2.10%, 06/15/30 (Call 03/15/30)	215	171,768
2.30%, 09/15/31 (Call 06/15/31)	70	54,759
2.40%, 03/15/25 (Call 02/15/25)	602	571,876
2.70%, 04/15/31 (Call 01/15/31)	95	77,615
2.75%, 01/15/27 (Call 11/15/26)	375	342,675
2.90%, 01/15/30 (Call 10/15/29)	180	153,443
2.95%, 01/15/25 (Call 12/15/24)	515	495,234
2.95%, 01/15/51 (Call 07/15/50)	250	151,055
3.10%, 06/15/50 (Call 12/15/49)	304	189,787
3.13%, 01/15/27 (Call 10/15/26)	105	96,738
3.38%, 10/15/26 (Call 07/15/26)	290	271,797
3.55%, 07/15/27 (Call 04/15/27)	275	254,941
3.60%, 01/15/28 (Call 10/15/27)	405	373,584
3.70%, 10/15/49 (Call 04/15/49)	137	95,440
3.80%, 08/15/29 (Call 05/15/29)	280	254,534
3.95%, 03/15/29 (Call 12/15/28)	171	157,378
4.00%, 06/01/25 (Call 03/01/25)	592	574,039
4.05%, 03/15/32 (Call 12/15/31)	5	4,461
4.40%, 02/15/26 (Call 11/15/25)	320	311,283
5.25%, 07/15/28 (Call 06/15/28)	90	88,601
5.50%, 03/15/28 (Call 02/15/28)	140	139,356
5.55%, 07/15/33 (Call 04/15/33)	235	232,619
5.65%, 03/15/33 (Call 12/15/32)	140	139,454
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)	37	30,919
3.20%, 01/15/28 (Call 10/15/27)	20	18,471
3.30%, 06/01/29 (Call 03/01/29)	72	65,179
3.90%, 10/15/46 (Call 04/15/46)	39	29,619
4.35%, 04/15/48 (Call 10/18/47)	107	86,839
5.00%, 02/15/33 (Call 11/15/32)	290	287,036
Boston Properties LP 2.45%, 10/01/33 (Call 07/01/33)	125	88,542
2.55%, 04/01/32 (Call 01/01/32)	95	71,160
2.75%, 10/01/26 (Call 07/01/26)	345	311,238
2.90%, 03/15/30 (Call 12/15/29)	125	101,696
3.20%, 01/15/25 (Call 10/15/24)	350	335,723
3.25%, 01/30/31 (Call 10/30/30)	174	141,669
3.40%, 06/21/29 (Call 03/21/29)	221	189,251
3.65%, 02/01/26 (Call 11/03/25)	612	576,639
4.50%, 12/01/28 (Call 09/01/28)	35	32,302

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	$395	$325,263
4.55%, 10/01/29 (Call 07/01/29)	175	137,424
Brixmor Operating Partnership LP 3.85%, 02/01/25 (Call 11/01/24)	10	9,645
3.90%, 03/15/27 (Call 12/15/26)	65	60,410
4.05%, 07/01/30 (Call 04/01/30)	209	188,999
4.13%, 06/15/26 (Call 03/15/26)	35	33,164
4.13%, 05/15/29 (Call 02/15/29)	10	9,098
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)	90	78,119
3.15%, 07/01/29 (Call 04/01/29)	55	49,420
3.35%, 11/01/49 (Call 05/01/49)	30	21,221
4.10%, 10/15/28 (Call 07/15/28)	15	14,278
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	25	22,577
Crown Castle Inc. 3.25%, 01/15/51 (Call 07/15/50)	168	109,217
4.75%, 05/15/47 (Call 11/15/46)	149	122,955
4.80%, 09/01/28	105	101,940
5.00%, 01/11/28 (Call 12/11/27)	85	83,461
5.10%, 05/01/33	265	254,853
Crown Castle International Corp. 2.10%, 04/01/31 (Call 01/01/31)	280	220,570
2.25%, 01/15/31 (Call 10/15/30)	235	188,515
2.50%, 07/15/31 (Call 04/15/31)	115	92,720
2.90%, 03/15/27 (Call 02/15/27)	5	4,591
3.10%, 11/15/29 (Call 08/15/29)	125	108,764
3.30%, 07/01/30 (Call 04/01/30)	315	273,811
3.65%, 09/01/27 (Call 06/01/27)	270	251,564
3.70%, 06/15/26 (Call 03/15/26)	245	233,343
3.80%, 02/15/28 (Call 11/15/27)	202	187,955
4.00%, 03/01/27 (Call 12/01/26)	220	208,925
4.00%, 11/15/49 (Call 05/15/49)	165	121,739
4.15%, 07/01/50 (Call 01/01/50)	90	67,987
4.30%, 02/15/29 (Call 11/15/28)	160	150,366
4.45%, 02/15/26 (Call 11/15/25)	284	276,687
5.20%, 02/15/49 (Call 08/15/48)	216	191,352
CubeSmart LP 3.00%, 02/15/30 (Call 11/15/29)	30	25,599
4.38%, 02/15/29 (Call 11/15/28)	5	4,682
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	139	125,135
3.70%, 08/15/27 (Call 05/15/27)	104	96,976
4.45%, 07/15/28 (Call 04/15/28)	202	191,254
5.55%, 01/15/28 (Call 12/15/27)	145	144,752
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	745	600,954
2.50%, 05/15/31 (Call 02/15/31)	135	109,490
2.63%, 11/18/24 (Call 10/18/24)	845	814,470
2.90%, 11/18/26 (Call 09/18/26)	455	421,062
2.95%, 09/15/51 (Call 03/15/51)	125	77,254
3.00%, 07/15/50 (Call 01/15/50)	312	195,877
3.20%, 11/18/29 (Call 08/18/29)	568	497,983
3.40%, 02/15/52 (Call 08/15/51)	85	57,417
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)	129	109,462
2.85%, 11/01/26 (Call 08/01/26)	17	15,835
3.00%, 07/01/29 (Call 04/01/29)	57	50,656
3.25%, 08/01/27 (Call 05/01/27)	15	13,883

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 03/01/28 (Call 12/01/27)	$44	$41,045
4.00%, 08/01/47 (Call 02/01/47)	5	3,803
4.15%, 12/01/28 (Call 09/01/28)	5	4,761
4.50%, 07/01/44 (Call 01/01/44)	60	50,780
4.50%, 06/01/45 (Call 12/01/44)	36	29,430
Essex Portfolio LP 3.00%, 01/15/30 (Call 10/15/29)	30	25,579
4.00%, 03/01/29 (Call 12/01/28)	60	55,370
4.50%, 03/15/48 (Call 09/15/47)	20	15,650
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)	9	7,767
3.25%, 07/15/27 (Call 04/15/27)	545	501,002
3.50%, 06/01/30 (Call 03/01/30)	800	699,552
4.50%, 12/01/44 (Call 06/01/44)	85	65,786
Federal Realty OP LP, 5.38%, 05/01/28	880	867,310
GLP Capital LP/GLP Financing II Inc. 4.00%, 01/15/30 (Call 10/15/29)	24	20,972
5.30%, 01/15/29 (Call 10/15/28)	52	49,098
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,790
Healthpeak Properties Inc. 3.00%, 01/15/30 (Call 10/15/29)	324	280,717
3.25%, 07/15/26 (Call 05/15/26)	320	302,650
3.40%, 02/01/25 (Call 11/01/24)	155	149,829
3.50%, 07/15/29 (Call 04/15/29)	281	252,582
4.00%, 06/01/25 (Call 03/01/25)	52	50,601
6.75%, 02/01/41 (Call 08/01/40)	115	120,140
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	150	145,065
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	85	66,461
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	96,453
Series H, 3.38%, 12/15/29 (Call 09/15/29)	135	115,162
Series I, 3.50%, 09/15/30 (Call 06/15/30)	170	145,022
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	43,347
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)	55	37,348
3.95%, 11/01/27 (Call 08/01/27)	55	43,623
4.65%, 04/01/29 (Call 01/01/29)	75	57,187
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)	245	172,705
3.05%, 02/15/30 (Call 11/15/29)	300	239,688
3.45%, 12/15/24 (Call 09/15/24)	195	188,001
4.25%, 08/15/29 (Call 05/15/29)	225	194,737
4.38%, 10/01/25 (Call 07/01/25)	100	95,286
4.75%, 12/15/28 (Call 09/15/28)	110	99,062
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	70	64,386
3.70%, 10/01/49 (Call 04/01/49)	52	36,354
3.80%, 04/01/27 (Call 01/01/27)	25	23,397
4.13%, 12/01/46 (Call 06/01/46)	117	85,567
4.25%, 04/01/45 (Call 10/01/44)	80	61,468
4.45%, 09/01/47 (Call 03/01/47)	100	79,019
Mid-America Apartments LP 2.75%, 03/15/30 (Call 12/15/29)	12	10,354
3.95%, 03/15/29 (Call 12/15/28)	22	20,651
4.20%, 06/15/28 (Call 03/15/28)	2	1,905
NNN REIT Inc. 2.50%, 04/15/30 (Call 01/15/30)	15	12,412
3.10%, 04/15/50 (Call 10/15/49)	25	15,353

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 10/15/28 (Call 07/15/28)	$20	$18,774
4.80%, 10/15/48 (Call 04/15/48)	25	20,407
5.60%, 10/15/33	50	49,061
Omega Healthcare Investors Inc. 3.25%, 04/15/33 (Call 01/15/33)	200	149,330
3.63%, 10/01/29 (Call 07/01/29)	122	103,316
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,583
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	155	111,918
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)	210	189,269
2.25%, 04/15/30 (Call 01/15/30)	214	179,593
2.25%, 01/15/32 (Call 10/15/31)	10	8,016
2.88%, 11/15/29 (Call 08/15/29)	30	26,286
3.00%, 04/15/50 (Call 10/15/49)	106	69,672
3.05%, 03/01/50 (Call 09/01/49)	66	43,670
3.25%, 06/30/26 (Call 03/30/26)	27	25,602
3.25%, 10/01/26 (Call 07/01/26)	22	20,787
3.38%, 12/15/27 (Call 09/15/27)	10	9,327
3.88%, 09/15/28 (Call 06/15/28)	200	189,010
4.00%, 09/15/28 (Call 06/15/28)	20	19,028
4.38%, 02/01/29 (Call 11/01/28)	35	33,704
4.38%, 09/15/48 (Call 03/15/48)	125	103,490
4.63%, 01/15/33 (Call 10/15/32)	135	129,483
4.75%, 06/15/33 (Call 03/15/33)	170	162,919
4.88%, 06/15/28 (Call 05/15/28)	85	84,129
5.13%, 01/15/34	100	98,335
5.25%, 06/15/53 (Call 12/15/52)	120	114,295
Realty Income Corp. 3.25%, 06/15/29 (Call 03/15/29)	20	18,029
3.65%, 01/15/28 (Call 10/15/27)	102	95,459
4.65%, 03/15/47 (Call 09/15/46)	83	72,127
4.70%, 12/15/28 (Call 11/15/28)	50	48,511
4.90%, 07/15/33 (Call 04/15/33)	160	151,830
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	95	82,103
3.60%, 02/01/27 (Call 11/01/26)	80	75,433
4.13%, 03/15/28 (Call 12/15/27)	62	58,219
4.40%, 02/01/47 (Call 08/01/46)	70	54,730
4.65%, 03/15/49 (Call 09/15/48)	70	56,760
Sabra Health Care LP 3.20%, 12/01/31 (Call 09/01/31)	110	83,919
3.90%, 10/15/29 (Call 07/15/29)	150	126,721
Simon Property Group LP 2.45%, 09/13/29 (Call 06/13/29)	125	105,819
3.25%, 09/13/49 (Call 03/13/49)	230	150,275
3.38%, 06/15/27 (Call 03/15/27)	15	13,995
3.38%, 12/01/27 (Call 09/01/27)	205	189,717
3.80%, 07/15/50 (Call 01/15/50)	144	103,864
4.25%, 10/01/44 (Call 04/01/44)	50	39,165
4.25%, 11/30/46 (Call 05/30/46)	27	20,840
5.50%, 03/08/33 (Call 12/08/32)	155	152,452
6.75%, 02/01/40 (Call 11/01/39)	34	36,519
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	128,727
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	60	51,545
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	50,709
UDR Inc. 3.00%, 08/15/31 (Call 05/15/31)	95	79,703
3.20%, 01/15/30 (Call 10/15/29)	45	39,609
3.50%, 01/15/28 (Call 10/15/27)	30	27,471

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 01/26/29 (Call 10/26/28)	$30	$28,075
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	55	52,433
3.00%, 01/15/30 (Call 10/15/29)	75	63,899
3.25%, 10/15/26 (Call 07/15/26)	65	60,061
3.50%, 02/01/25 (Call 11/01/24)	80	77,009
3.85%, 04/01/27 (Call 01/01/27)	105	98,568
4.00%, 03/01/28 (Call 12/01/27)	45	41,822
4.13%, 01/15/26 (Call 10/15/25)	155	149,156
4.38%, 02/01/45 (Call 08/01/44)	76	58,319
4.40%, 01/15/29 (Call 10/15/28)	162	152,134
4.75%, 11/15/30 (Call 08/15/30)	65	60,969
4.88%, 04/15/49 (Call 10/15/48)	119	97,578
5.70%, 09/30/43 (Call 03/30/43)	113	103,725
VICI Properties LP 4.95%, 02/15/30 (Call 12/15/29)	15	14,106
5.13%, 05/15/32 (Call 02/15/32)	185	171,512
5.63%, 05/15/52 (Call 11/15/51)	165	145,362
Welltower Inc. 2.75%, 01/15/32 (Call 10/15/31)	600	484,818
3.85%, 06/15/32 (Call 03/15/32)	315	276,746
4.00%, 06/01/25 (Call 03/01/25)	415	402,430
6.50%, 03/15/41 (Call 09/15/40)	190	194,906
Welltower OP LLC 2.70%, 02/15/27 (Call 12/15/26)	215	197,149
2.75%, 01/15/31 (Call 10/15/30)	75	61,885
2.80%, 06/01/31 (Call 03/01/31)	85	70,037
3.10%, 01/15/30 (Call 10/15/29)	130	112,961
4.13%, 03/15/29 (Call 12/15/28)	95	88,268
4.25%, 04/01/26 (Call 01/01/26)	306	296,269
4.25%, 04/15/28 (Call 01/15/28)	144	136,236
4.95%, 09/01/48 (Call 03/01/48)	108	93,990
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	419	386,238
4.00%, 04/15/30 (Call 01/15/30)	527	481,615
4.75%, 05/15/26	140	137,777
6.95%, 10/01/27	220	233,332
7.38%, 03/15/32	235	264,448
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	55	49,545

		31,840,351

Retail — 0.7%
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)	5	4,021
AutoNation Inc. 3.80%, 11/15/27 (Call 08/15/27)	172	158,598
4.75%, 06/01/30 (Call 03/01/30)	296	275,422
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)	1,900	1,522,432
4.45%, 10/01/28 (Call 07/01/28)	1,376	1,330,812
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	163	132,682
Dollar General Corp. 4.13%, 04/03/50 (Call 10/03/49)	124	91,660
5.20%, 07/05/28	65	64,369
5.45%, 07/05/33	80	77,551
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	45	29,108
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	190	175,220
2.50%, 04/15/27 (Call 02/15/27)	352	325,304
2.70%, 04/15/30 (Call 01/15/30)	633	556,236

Security	Par (000)	Value

Retail (continued)
2.80%, 09/14/27 (Call 06/14/27)	$135	$125,360
2.95%, 06/15/29 (Call 03/15/29)	1,105	1,003,815
3.00%, 04/01/26 (Call 01/01/26)	50	47,756
3.13%, 12/15/49 (Call 06/15/49)	155	108,593
3.25%, 04/15/32 (Call 01/15/32)	40	35,528
3.30%, 04/15/40 (Call 10/15/39)	71	56,049
3.35%, 09/15/25 (Call 06/15/25)	540	521,635
3.35%, 04/15/50 (Call 10/15/49)	192	140,097
3.50%, 09/15/56 (Call 03/15/56)	125	91,542
3.63%, 04/15/52 (Call 10/15/51)	170	129,356
3.90%, 12/06/28 (Call 09/06/28)	530	509,494
3.90%, 06/15/47 (Call 12/15/46)	185	150,220
4.00%, 09/15/25 (Call 08/15/25)	65	63,664
4.20%, 04/01/43 (Call 10/01/42)	175	152,911
4.25%, 04/01/46 (Call 10/01/45)	279	239,053
4.40%, 03/15/45 (Call 09/15/44)	215	188,170
4.50%, 09/15/32 (Call 06/15/32)(b)	255	248,883
4.50%, 12/06/48 (Call 06/06/48)	220	196,673
4.88%, 02/15/44 (Call 08/15/43)	150	141,969
4.95%, 09/15/52 (Call 03/15/52)(b)	40	38,194
5.40%, 09/15/40 (Call 03/15/40)	130	130,732
5.88%, 12/16/36	510	547,164
5.95%, 04/01/41 (Call 10/01/40)	271	290,775
Lowe’s Companies Inc. 1.70%, 10/15/30 (Call 07/15/30)	5	3,969
2.50%, 04/15/26 (Call 01/15/26)	204	190,585
2.63%, 04/01/31 (Call 01/01/31)	245	205,300
3.00%, 10/15/50 (Call 04/15/50)	153	96,806
3.10%, 05/03/27 (Call 02/03/27)	185	172,237
3.13%, 09/15/24 (Call 06/15/24)	17	16,591
3.38%, 09/15/25 (Call 06/15/25)	385	369,569
3.65%, 04/05/29 (Call 01/05/29)	310	287,838
3.70%, 04/15/46 (Call 10/15/45)	270	201,876
3.75%, 04/01/32 (Call 01/01/32)	120	107,533
4.00%, 04/15/25 (Call 03/15/25)	325	317,687
4.05%, 05/03/47 (Call 11/03/46)	275	214,580
4.25%, 04/01/52 (Call 10/01/51)	55	43,386
4.38%, 09/15/45 (Call 03/15/45)	199	163,335
4.40%, 09/08/25	60	58,961
4.45%, 04/01/62 (Call 10/01/61)	105	81,917
4.50%, 04/15/30 (Call 01/15/30)	290	279,200
4.55%, 04/05/49 (Call 10/05/48)	220	184,580
4.65%, 04/15/42 (Call 10/15/41)	105	91,848
4.80%, 04/01/26 (Call 03/01/26)	130	128,452
5.00%, 04/15/33 (Call 01/15/33)(b)	270	263,517
5.00%, 04/15/40 (Call 10/15/39)	129	119,208
5.13%, 04/15/50 (Call 10/15/49)	106	96,936
5.15%, 07/01/33 (Call 04/01/33)	170	167,991
5.50%, 10/15/35	73	73,445
5.63%, 04/15/53 (Call 10/15/52)	90	87,367
5.80%, 09/15/62 (Call 03/15/62)	105	101,410
5.85%, 04/01/63 (Call 10/01/62)	100	97,519
6.50%, 03/15/29	120	128,604
McDonald’s Corp. 3.63%, 05/01/43	93	72,482
3.63%, 09/01/49 (Call 03/01/49)	67	50,561
3.70%, 02/15/42	70	55,442
4.20%, 04/01/50 (Call 10/01/49)	112	92,982
4.45%, 03/01/47 (Call 09/01/46)	317	274,275
4.45%, 09/01/48 (Call 03/01/48)	91	79,123

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.60%, 05/26/45 (Call 11/26/44)	$90	$79,609
4.70%, 12/09/35 (Call 06/09/35)	89	84,998
4.88%, 07/15/40	70	64,915
4.88%, 12/09/45 (Call 06/09/45)	185	170,625
4.95%, 08/14/33	45	44,563
5.45%, 08/14/53 (Call 02/14/53)	75	74,993
5.70%, 02/01/39	111	112,708
6.30%, 10/15/37	47	51,053
6.30%, 03/01/38	25	27,242
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	86,267
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	225	203,013
2.25%, 03/12/30 (Call 12/12/29)	185	155,983
3.35%, 03/12/50 (Call 09/12/49)	140	98,378
3.50%, 03/01/28 (Call 12/01/27)	136	127,601
3.50%, 11/15/50 (Call 05/15/50)	230	166,442
3.55%, 08/15/29 (Call 05/15/29)	200	185,268
3.75%, 12/01/47 (Call 06/01/47)	208	158,028
4.00%, 11/15/28 (Call 08/15/28)	127	121,627
4.30%, 06/15/45 (Call 12/15/44)	77	64,399
4.45%, 08/15/49 (Call 02/15/49)	136	115,433
4.50%, 11/15/48 (Call 05/15/48)	175	149,968
4.75%, 02/15/26	50	49,548
4.80%, 02/15/33 (Call 11/15/32)	100	97,604
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	307	293,338
2.35%, 02/15/30 (Call 11/15/29)	241	207,421
2.50%, 04/15/26	305	288,859
2.65%, 09/15/30 (Call 06/15/30)	200	173,854
2.95%, 01/15/52 (Call 07/15/51)	5	3,330
3.38%, 04/15/29 (Call 01/15/29)	465	434,663
3.63%, 04/15/46	181	141,902
3.90%, 11/15/47 (Call 05/15/47)	65	53,197
4.00%, 07/01/42	186	161,714
4.40%, 01/15/33 (Call 10/15/32)(b)	185	176,607
4.80%, 01/15/53 (Call 07/15/52)	180	165,307
6.50%, 10/15/37	185	205,709
7.00%, 01/15/38	160	185,650
TJX Companies Inc. (The)
3.88%, 04/15/30 (Call 01/15/30)	157	148,125
4.50%, 04/15/50 (Call 10/15/49)	66	59,355
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	349	273,030
5.25%, 05/15/33 (Call 02/15/33)	310	303,171
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	23	15,690

		20,659,347

Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	20	19,305
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	105	71,468
3.30%, 04/01/27 (Call 01/01/27)	911	865,423
3.90%, 10/01/25 (Call 07/01/25)	162	157,937
4.35%, 04/01/47 (Call 10/01/46)	261	234,722
5.10%, 10/01/35 (Call 04/01/35)	95	96,392
5.85%, 06/15/41	210	224,219
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	225	171,522
3.19%, 11/15/36 (Call 08/15/36)(e)	89	66,892

Security	Par (000)	Value

Semiconductors (continued)
3.42%, 04/15/33 (Call 01/15/33)(e)	$474	$392,069
3.47%, 04/15/34 (Call 01/15/34)(e)	594	485,209
3.50%, 02/15/41 (Call 08/15/40)(e)	228	166,878
3.75%, 02/15/51 (Call 08/15/50)(e)	134	95,707
4.15%, 04/15/32 (Call 01/15/32)(e)	195	174,654
4.93%, 05/15/37 (Call 02/15/37)(e)	422	379,597
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	20	17,188
2.45%, 11/15/29 (Call 08/15/29)	575	499,002
2.60%, 05/19/26 (Call 02/19/26)	421	396,675
3.05%, 08/12/51 (Call 02/12/51)	65	42,042
3.10%, 02/15/60 (Call 08/15/59)	97	60,267
3.15%, 05/11/27 (Call 02/11/27)	250	234,055
3.20%, 08/12/61 (Call 02/12/61)	105	65,560
3.25%, 11/15/49 (Call 05/15/49)	275	186,813
3.40%, 03/25/25 (Call 02/25/25)	572	555,303
3.70%, 07/29/25 (Call 04/29/25)	454	441,011
3.73%, 12/08/47 (Call 06/08/47)	339	256,403
3.75%, 03/25/27 (Call 01/25/27)	383	367,684
3.90%, 03/25/30 (Call 12/25/29)	267	249,728
4.00%, 12/15/32	246	227,452
4.10%, 05/19/46 (Call 11/19/45)	129	105,411
4.10%, 05/11/47 (Call 11/11/46)	180	146,284
4.15%, 08/05/32 (Call 05/05/32)	5	4,703
4.25%, 12/15/42	300	253,143
4.60%, 03/25/40 (Call 09/25/39)	275	250,022
4.75%, 03/25/50 (Call 09/25/49)	283	248,123
4.80%, 10/01/41	140	127,418
4.88%, 02/10/28 (Call 01/10/28)	135	134,128
4.90%, 07/29/45 (Call 01/29/45)	102	98,765
4.90%, 08/05/52 (Call 02/05/52)	105	94,640
4.95%, 03/25/60 (Call 09/25/59)	160	143,963
5.05%, 08/05/62 (Call 02/05/62)	50	44,455
5.13%, 02/10/30 (Call 12/10/29)	300	300,177
5.20%, 02/10/33 (Call 11/10/32)	385	384,334
5.63%, 02/10/43 (Call 08/10/42)	105	104,676
5.70%, 02/10/53 (Call 08/10/52)	240	237,547
5.90%, 02/10/63 (Call 08/10/62)	245	245,490
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	10	7,180
5.00%, 03/15/49 (Call 09/15/48)	20	18,862
5.25%, 07/15/62 (Call 01/15/62)	45	43,641
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	665	549,137
2.88%, 06/15/50 (Call 12/15/49)	216	144,312
3.13%, 06/15/60 (Call 12/15/59)	105	68,751
3.75%, 03/15/26 (Call 01/15/26)	749	726,140
3.80%, 03/15/25 (Call 12/15/24)	239	233,429
4.00%, 03/15/29 (Call 12/15/28)	336	322,073
4.88%, 03/15/49 (Call 09/15/48)	205	192,302
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	55	43,290
3.48%, 11/01/51 (Call 05/01/51)	205	132,676
4.19%, 02/15/27 (Call 12/15/26)	45	42,852
4.66%, 02/15/30 (Call 11/15/29)	149	139,538
5.88%, 02/09/33 (Call 11/09/32)	115	113,849
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	735	608,021
2.85%, 04/01/30 (Call 01/01/30)	705	632,258
3.20%, 09/16/26 (Call 06/16/26)	1,075	1,026,184

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 04/01/40 (Call 10/01/39)	$295	$245,228
3.50%, 04/01/50 (Call 10/01/49)	442	347,717
3.70%, 04/01/60 (Call 10/01/59)	190	150,744
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	290	288,141
5.55%, 12/01/28 (Call 09/01/28)	240	240,571
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	395	319,259
2.65%, 02/15/32 (Call 11/15/31)	435	348,187
3.13%, 02/15/42 (Call 08/15/41)	15	10,269
3.15%, 05/01/27 (Call 03/01/27)	55	50,942
3.25%, 05/11/41 (Call 11/11/40)	125	88,905
3.25%, 11/30/51 (Call 05/30/51)	294	189,507
3.40%, 05/01/30 (Call 02/01/30)	215	188,933
3.88%, 06/18/26 (Call 04/18/26)	50	47,950
4.30%, 06/18/29 (Call 03/18/29)	495	463,731
4.40%, 06/01/27 (Call 05/01/27)	515	495,378
5.00%, 01/15/33 (Call 10/15/32)	240	227,664
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	185	167,499
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	215	186,093
4.50%, 05/20/52 (Call 11/20/51)	80	69,700
4.65%, 05/20/35 (Call 11/20/34)	40	39,222
4.80%, 05/20/45 (Call 11/20/44)	244	230,192
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	65	58,295
1.38%, 03/12/25 (Call 02/12/25)	928	875,577
1.75%, 05/04/30 (Call 02/04/30)	430	357,738
1.90%, 09/15/31 (Call 06/15/31)	230	187,326
2.25%, 09/04/29 (Call 06/04/29)	484	421,380
2.70%, 09/15/51 (Call 03/15/51)	140	92,378
2.90%, 11/03/27 (Call 08/03/27)	670	623,120
3.65%, 08/16/32 (Call 05/16/32)	355	324,048
3.88%, 03/15/39 (Call 09/15/38)	233	201,477
4.10%, 08/16/52 (Call 02/16/52)	50	42,260
4.15%, 05/15/48 (Call 11/15/47)	300	260,208
4.60%, 02/15/28 (Call 01/15/28)	35	34,823
4.70%, 11/18/24	100	99,351
4.90%, 03/14/33 (Call 12/14/32)	60	60,212
5.00%, 03/14/53 (Call 09/14/52)	60	58,283
5.05%, 05/18/63	90	86,215
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	980	814,086
3.25%, 10/25/51 (Call 04/25/51)	215	155,576
4.25%, 04/22/32 (Call 01/22/32)	360	341,413
4.50%, 04/22/52 (Call 10/22/51)	235	214,151

		24,872,700

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	10	8,482
3.48%, 12/01/27 (Call 09/01/27)	480	442,305
3.84%, 05/01/25 (Call 04/01/25)	700	677,460
4.20%, 05/01/30 (Call 02/01/30)	269	248,747

		1,376,994

Software — 1.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	78,854
3.40%, 06/15/27 (Call 03/15/27)	5	4,726
4.50%, 06/15/47 (Call 12/15/46)	44	40,407

Security	Par (000)	Value

Software (continued)
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	$1,083	$1,035,445
2.15%, 02/01/27 (Call 12/01/26)	694	637,127
2.30%, 02/01/30 (Call 11/01/29)	2,000	1,734,780
3.25%, 02/01/25 (Call 11/01/24)	765	744,789
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	620	502,944
2.85%, 01/15/30 (Call 10/15/29)	445	387,773
3.50%, 06/15/27 (Call 03/15/27)	718	678,316
4.38%, 06/15/25 (Call 03/15/25)	435	426,591
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	282	278,193
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	595	383,507
4.80%, 03/01/26 (Call 12/01/25)(b)	614	607,191
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	177	140,722
5.10%, 07/15/32 (Call 04/15/32)(b)	220	215,560
5.63%, 07/15/52 (Call 01/15/52)	15	14,228
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	245	223,700
3.85%, 06/01/25 (Call 03/01/25)	2	1,941
4.20%, 10/01/28 (Call 07/01/28)	111	105,917
4.40%, 07/01/49 (Call 01/01/49)	203	165,435
5.38%, 08/21/28	50	50,140
5.63%, 08/21/33 (Call 05/21/33)	125	125,907
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	10	8,771
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,224	3,022,436
2.53%, 06/01/50 (Call 12/01/49)	510	337,084
2.70%, 02/12/25 (Call 11/12/24)	2,395	2,316,085
2.92%, 03/17/52 (Call 09/17/51)	1,390	985,190
3.13%, 11/03/25 (Call 08/03/25)	2,632	2,540,038
3.30%, 02/06/27 (Call 11/06/26)	2,364	2,271,331
3.45%, 08/08/36 (Call 02/08/36)	400	355,592
3.50%, 02/12/35 (Call 08/12/34)	670	608,876
3.50%, 11/15/42	50	41,793
3.70%, 08/08/46 (Call 02/08/46)	235	199,162
3.75%, 02/12/45 (Call 08/12/44)	10	8,518
3.95%, 08/08/56 (Call 02/08/56)	25	21,414
4.10%, 02/06/37 (Call 08/06/36)	230	218,408
4.20%, 11/03/35 (Call 05/03/35)	160	154,496
4.25%, 02/06/47 (Call 08/06/46)	70	64,974
4.45%, 11/03/45 (Call 05/03/45)	70	66,517
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	242	183,075
3.60%, 04/01/50 (Call 10/01/49)	492	338,717
3.80%, 11/15/37 (Call 05/15/37)	422	339,474
3.85%, 07/15/36 (Call 01/15/36)	79	65,307
3.85%, 04/01/60 (Call 10/01/59)	468	317,168
3.90%, 05/15/35 (Call 11/15/34)	297	253,240
3.95%, 03/25/51 (Call 09/25/50)	336	245,025
4.00%, 07/15/46 (Call 01/15/46)	247	185,206
4.00%, 11/15/47 (Call 05/15/47)	324	241,662
4.10%, 03/25/61 (Call 09/25/60)	199	141,352
4.13%, 05/15/45 (Call 11/15/44)	292	225,506
4.30%, 07/08/34 (Call 01/08/34)	360	322,636
4.38%, 05/15/55 (Call 11/15/54)	256	196,360
4.50%, 05/06/28 (Call 04/06/28)	25	24,228
4.50%, 07/08/44 (Call 01/08/44)	160	131,078

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.65%, 05/06/30 (Call 03/06/30)	$25	$23,986
4.90%, 02/06/33 (Call 11/06/32)	115	109,817
5.38%, 07/15/40	287	267,467
5.55%, 02/06/53 (Call 08/06/52)	175	162,638
6.13%, 07/08/39	214	216,709
6.25%, 11/09/32 (Call 08/09/32)	140	146,497
6.50%, 04/15/38	201	211,798
6.90%, 11/09/52 (Call 05/09/52)	495	538,882
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	130	114,854
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	425	284,248
3.05%, 07/15/61 (Call 01/15/61)	130	83,860
3.70%, 04/11/28 (Call 01/11/28)	885	847,414
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	180	141,570
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	720	677,628
4.50%, 05/15/25 (Call 04/15/25)	726	710,798
4.65%, 05/15/27 (Call 03/15/27)	475	461,538
4.70%, 05/15/30 (Call 02/15/30)	253	238,275
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	20	18,890
3.70%, 04/01/29 (Call 02/01/29)	150	138,558
3.80%, 04/01/32 (Call 01/01/32)	555	492,246

		30,902,585

Telecommunications — 1.0%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	30	25,331
6.13%, 11/15/37	12	12,519
6.13%, 03/30/40	252	261,258
6.38%, 03/01/35	5	5,388
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	75	48,864
3.50%, 06/01/41 (Call 12/01/40)	305	223,550
3.50%, 09/15/53 (Call 03/15/53)	814	535,702
3.50%, 02/01/61 (Call 08/01/60)	85	54,761
3.55%, 09/15/55 (Call 03/15/55)	1,016	663,001
3.65%, 06/01/51 (Call 12/01/50)	444	303,687
3.65%, 09/15/59 (Call 03/15/59)	578	374,041
3.80%, 12/01/57 (Call 06/01/57)	600	403,968
3.85%, 06/01/60 (Call 12/01/59)	255	173,357
4.30%, 02/15/30 (Call 11/15/29)	451	420,332
4.30%, 12/15/42 (Call 06/15/42)	65	52,673
4.35%, 06/15/45 (Call 12/15/44)	100	78,800
4.50%, 05/15/35 (Call 11/15/34)	449	398,573
4.50%, 03/09/48 (Call 09/09/47)	332	264,919
4.55%, 03/09/49 (Call 09/09/48)	286	229,632
4.65%, 06/01/44 (Call 12/01/43)	85	70,214
4.75%, 05/15/46 (Call 11/15/45)	180	149,686
4.85%, 03/01/39 (Call 09/01/38)	105	93,298
4.85%, 07/15/45 (Call 01/15/45)	55	46,494
4.90%, 08/15/37 (Call 02/14/37)	143	129,389
5.15%, 03/15/42	112	101,338
5.15%, 02/15/50 (Call 08/14/49)	261	230,124
5.25%, 03/01/37 (Call 09/01/36)	217	205,432
5.35%, 09/01/40	14	13,035
5.40%, 02/15/34	290	281,587
5.45%, 03/01/47 (Call 09/01/46)	75	69,433
5.55%, 08/15/41	10	9,438
5.65%, 02/15/47 (Call 08/15/46)	30	28,762

Security	Par (000)	Value

Telecommunications (continued)
5.70%, 03/01/57 (Call 09/01/56)	$76	$73,472
6.00%, 08/15/40 (Call 05/15/40)	150	150,055
6.30%, 01/15/38	25	25,574
6.38%, 03/01/41	35	36,016
6.55%, 02/15/39	28	29,134
Bell Telephone Co. of Canada or Bell Canada (The),
3.65%, 08/15/52 (Call 02/15/52)	10	7,135
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	815	797,714
9.13%, 12/15/30	1,192	1,451,498
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	647	605,586
2.95%, 02/28/26	475	455,667
3.50%, 06/15/25	255	248,069
5.50%, 01/15/40	405	420,131
5.90%, 02/15/39	362	392,194
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	27	20,122
4.38%, 11/15/57 (Call 05/15/57)	106	85,655
5.35%, 11/15/48 (Call 05/15/48)	59	55,531
5.75%, 08/15/40	48	47,380
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	228	268,146
Juniper Networks Inc., 5.95%, 03/15/41	99	94,050
Koninklijke KPN NV, 8.38%, 10/01/30	1,540	1,751,704
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	195	155,138
4.60%, 02/23/28 (Call 11/23/27)	183	177,386
4.60%, 05/23/29 (Call 02/23/29)	277	266,829
5.50%, 09/01/44	45	41,342
5.60%, 06/01/32 (Call 03/01/32)	90	88,644
Nokia OYJ, 4.38%, 06/12/27	1,200	1,131,720
Orange SA
5.38%, 01/13/42	325	311,350
5.50%, 02/06/44 (Call 08/06/43)	105	102,399
9.00%, 03/01/31	815	988,114
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	109	100,362
3.20%, 03/15/27	40	36,949
3.70%, 11/15/49 (Call 05/15/49)	175	118,622
3.80%, 03/15/32	45	38,464
4.30%, 02/15/48 (Call 08/15/47)	200	148,994
4.35%, 05/01/49 (Call 11/01/48)	205	154,947
4.50%, 03/15/42	45	36,178
4.50%, 03/15/43 (Call 09/15/42)	87	69,375
4.55%, 03/15/52	65	50,307
5.00%, 03/15/44 (Call 09/15/43)	170	144,332
5.45%, 10/01/43 (Call 04/01/43)	85	76,027
7.50%, 08/15/38	67	72,127
Sprint Capital Corp., 8.75%, 03/15/32	5	5,958
Telefonica Emisiones SA
4.10%, 03/08/27	105	99,945
4.67%, 03/06/38	125	103,399
5.21%, 03/08/47	200	167,686
7.05%, 06/20/36	338	360,707
Telefonica Europe BV, 8.25%, 09/15/30	240	273,650
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	440	407,669
3.70%, 09/15/27 (Call 06/15/27)	440	413,824
4.30%, 06/15/49 (Call 12/15/48)	191	148,524

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 11/16/48 (Call 05/16/48)	$206	$170,117
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	85	59,918
3.30%, 02/15/51 (Call 08/15/50)	250	167,482
3.40%, 10/15/52 (Call 04/15/52)	305	206,448
3.60%, 11/15/60 (Call 05/15/60)	360	240,844
3.88%, 04/15/30 (Call 01/15/30)	35	31,876
4.38%, 04/15/40 (Call 10/15/39)	229	196,523
4.50%, 04/15/50 (Call 10/15/49)	545	450,083
5.65%, 01/15/53 (Call 07/15/52)	265	258,227
5.75%, 01/15/54	300	296,358
5.80%, 09/15/62 (Call 03/15/62)	70	67,866
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	15	11,863
2.55%, 03/21/31 (Call 12/21/30)	26	21,396
2.88%, 11/20/50 (Call 05/20/50)	275	168,589
2.99%, 10/30/56 (Call 04/30/56)	656	391,796
3.00%, 11/20/60 (Call 05/20/60)	236	138,556
3.55%, 03/22/51 (Call 09/22/50)	480	335,597
3.70%, 03/22/61 (Call 09/22/60)	657	446,799
3.85%, 11/01/42 (Call 05/01/42)	266	206,400
4.13%, 08/15/46	289	229,749
4.40%, 11/01/34 (Call 05/01/34)	471	426,180
4.50%, 08/10/33	439	405,610
4.52%, 09/15/48	175	146,968
4.67%, 03/15/55	220	185,420
4.75%, 11/01/41	299	268,885
4.81%, 03/15/39	287	260,510
4.86%, 08/21/46	643	564,966
5.01%, 04/15/49(b)	60	54,894
5.01%, 08/21/54	155	137,660
5.05%, 05/09/33	110	106,682
5.25%, 03/16/37	325	316,452
5.50%, 03/16/47	72	69,854
5.85%, 09/15/35	50	50,268
6.55%, 09/15/43	40	44,522
7.75%, 12/01/30	105	120,016
Vodafone Group PLC
4.13%, 05/30/25	821	802,265
4.25%, 09/17/50	220	169,151
4.38%, 05/30/28	10	9,813
4.38%, 02/19/43	217	176,786
4.88%, 06/19/49	340	288,174
5.00%, 05/30/38	150	139,429
5.63%, 02/10/53 (Call 08/10/52)	150	141,639
5.75%, 02/10/63 (Call 08/10/62)	150	139,303
6.15%, 02/27/37	340	348,143
6.25%, 11/30/32	70	73,250
7.88%, 02/15/30	285	321,015

		29,128,729

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	890	860,461
3.50%, 09/15/27 (Call 06/15/27)	244	227,845
3.55%, 11/19/26 (Call 09/19/26)	384	360,875
3.90%, 11/19/29 (Call 08/19/29)	1,001	909,118
6.35%, 03/15/40	40	40,386

		2,398,685

Security	Par (000)	Value

Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	$15	$9,888
3.05%, 02/15/51 (Call 08/15/50)	67	45,721
3.30%, 09/15/51 (Call 03/15/51)	15	10,767
3.55%, 02/15/50 (Call 08/15/49)	53	40,450
3.90%, 08/01/46 (Call 02/01/46)	82	65,631
4.05%, 06/15/48 (Call 12/15/47)	162	133,008
4.13%, 06/15/47 (Call 12/15/46)	82	68,127
4.15%, 04/01/45 (Call 10/01/44)	87	73,458
4.15%, 12/15/48 (Call 06/15/48)	53	44,345
4.55%, 09/01/44 (Call 03/01/44)	35	31,330
4.70%, 09/01/45 (Call 03/01/45)	30	27,132
4.90%, 04/01/44 (Call 10/01/43)	75	70,445
5.15%, 09/01/43 (Call 03/01/43)	92	89,128
5.20%, 04/15/54	260	255,863
5.40%, 06/01/41 (Call 12/01/40)	70	69,947
5.75%, 05/01/40 (Call 11/01/39)	40	41,747
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	185	113,307
3.20%, 08/02/46 (Call 02/02/46)	169	121,797
3.65%, 02/03/48 (Call 08/03/47)	67	52,586
3.85%, 08/05/32 (Call 05/05/32)	50	46,095
4.40%, 08/05/52 (Call 02/05/52)	90	79,574
4.45%, 01/20/49 (Call 07/20/48)	50	43,866
6.20%, 06/01/36	135	146,846
6.25%, 08/01/34	40	43,422
6.38%, 11/15/37	51	55,722
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	62,088
2.88%, 11/15/29	380	334,275
3.10%, 12/02/51 (Call 06/02/51)	250	169,512
3.50%, 05/01/50	100	73,425
4.20%, 11/15/69	195	150,620
4.30%, 05/15/43	157	132,759
4.70%, 05/01/48	126	110,365
4.80%, 09/15/35 (Call 03/15/35)	60	57,727
4.80%, 08/01/45 (Call 02/01/45)	50	44,790
4.95%, 08/15/45	230	209,905
5.95%, 05/15/37	65	67,420
6.13%, 09/15/2115 (Call 03/15/15)	145	150,301
7.13%, 10/15/31	105	116,906
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,355	1,289,323
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	119	101,671
2.50%, 05/15/51 (Call 11/15/50)	40	24,200
3.35%, 09/15/49 (Call 03/15/49)	125	88,656
3.80%, 11/01/46 (Call 05/01/46)	154	120,288
3.80%, 04/15/50 (Call 10/15/49)	80	61,959
3.95%, 05/01/50 (Call 11/01/49)	88	69,880
4.10%, 11/15/32 (Call 08/15/32)(b)	50	46,939
4.10%, 03/15/44 (Call 09/15/43)	69	57,365
4.25%, 11/01/66 (Call 05/01/66)	60	47,985
4.30%, 03/01/48 (Call 09/01/47)	160	134,821
4.40%, 03/01/43 (Call 09/01/42)	78	66,861
4.50%, 03/15/49 (Call 09/15/48)	133	115,102
4.50%, 11/15/52 (Call 05/15/52)	25	21,732
4.50%, 08/01/54 (Call 02/01/54)	125	107,232
4.65%, 03/01/68 (Call 09/01/67)	98	84,265
4.75%, 05/30/42 (Call 11/30/41)	210	190,016

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.75%, 11/15/48 (Call 05/15/48)	$103	$92,025
5.50%, 04/15/41 (Call 10/15/40)	160	159,280
6.00%, 10/01/36	82	85,868
6.15%, 05/01/37	59	62,915
6.22%, 04/30/40	110	117,987
FedEx Corp.
3.88%, 08/01/42	40	31,825
3.90%, 02/01/35	64	55,659
4.05%, 02/15/48 (Call 08/15/47)	175	136,304
4.10%, 04/15/43	58	46,055
4.10%, 02/01/45	155	122,376
4.40%, 01/15/47 (Call 07/15/46)	145	119,158
4.55%, 04/01/46 (Call 10/01/45)	218	182,176
4.75%, 11/15/45 (Call 05/15/45)	188	161,689
4.90%, 01/15/34	42	40,593
4.95%, 10/17/48 (Call 04/17/48)	76	67,816
5.10%, 01/15/44	145	131,683
5.25%, 05/15/50 (Call 11/15/49)	276	256,352
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	685	606,410
2.65%, 07/15/31 (Call 04/15/31)	744	582,284
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	132	113,824
2.90%, 08/25/51 (Call 02/25/51)	311	197,737
3.16%, 05/15/55 (Call 11/15/54)	170	111,746
3.40%, 11/01/49 (Call 05/01/49)	91	64,400
3.94%, 11/01/47 (Call 05/01/47)	145	114,621
3.95%, 10/01/42 (Call 04/01/42)	137	110,015
4.05%, 08/15/52 (Call 02/15/52)	224	177,740
4.10%, 05/15/49 (Call 11/15/48)	290	235,349
4.10%, 05/15/2121 (Call 11/15/20)	10	7,017
4.15%, 02/28/48 (Call 08/28/47)	249	204,230
4.45%, 03/01/33 (Call 12/01/32)	50	47,394
4.45%, 06/15/45 (Call 12/15/44)	81	68,527
4.55%, 06/01/53 (Call 12/01/52)	40	34,572
4.65%, 01/15/46 (Call 07/15/45)	100	86,897
4.84%, 10/01/41	210	190,919
5.05%, 08/01/30 (Call 06/01/30)	175	173,215
5.35%, 08/01/54	140	136,177
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	121,561
2.50%, 09/01/24 (Call 08/01/24)	460	444,627
2.85%, 03/01/27 (Call 02/01/27)	45	41,371
4.30%, 06/15/27 (Call 05/15/27)	40	38,517
4.63%, 06/01/25 (Call 05/01/25)	538	527,412
5.25%, 06/01/28 (Call 05/01/28)	180	177,649
5.65%, 03/01/28 (Call 02/01/28)	90	90,172
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)	30	18,457
3.25%, 02/05/50 (Call 08/05/49)	260	187,273
3.35%, 08/15/46 (Call 02/15/46)	59	42,056
3.38%, 02/01/35 (Call 08/01/34)	60	50,666
3.55%, 08/15/39 (Call 02/15/39)	140	113,453
3.55%, 05/20/61 (Call 11/20/60)	110	77,914
3.60%, 09/15/37 (Call 03/15/37)	75	62,710
3.75%, 02/05/70 (Call 08/05/69)	127	92,498
3.80%, 10/01/51 (Call 04/01/51)	129	101,776
3.80%, 04/06/71 (Call 10/06/70)	100	73,082
3.84%, 03/20/60 (Call 09/20/59)	157	120,256
3.85%, 02/14/72 (Call 08/14/71)	45	33,287

Security	Par (000)	Value

Transportation (continued)
3.88%, 02/01/55 (Call 08/01/54)	$150	$116,635
3.95%, 08/15/59 (Call 02/15/59)	105	81,122
4.00%, 04/15/47 (Call 10/15/46)	90	72,629
4.05%, 11/15/45 (Call 05/15/45)	64	51,765
4.05%, 03/01/46 (Call 09/01/45)	197	160,441
4.10%, 09/15/67 (Call 03/15/67)	100	79,241
4.30%, 03/01/49 (Call 09/01/48)	45	38,562
4.50%, 09/10/48 (Call 03/10/48)	280	245,596
4.75%, 02/21/26 (Call 01/21/26)	200	198,896
4.96%, 05/15/53 (Call 11/15/52)	200	191,660
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	161	120,362
3.40%, 09/01/49 (Call 03/01/49)	120	91,367
3.63%, 10/01/42	160	129,934
3.75%, 11/15/47 (Call 05/15/47)	220	177,597
4.25%, 03/15/49 (Call 09/15/48)	115	99,118
4.88%, 03/03/33 (Call 12/03/32)	200	199,550
4.88%, 11/15/40 (Call 05/15/40)	295	284,486
5.05%, 03/03/53 (Call 09/03/52)	100	97,653
5.20%, 04/01/40 (Call 10/01/39)	150	149,379
5.30%, 04/01/50 (Call 10/01/49)	188	190,134
6.20%, 01/15/38	346	386,503

		16,798,792

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	21,708
3.25%, 03/30/25 (Call 12/30/24)	135	129,485
3.25%, 09/15/26 (Call 06/15/26)	165	153,227
3.50%, 03/15/28 (Call 12/15/27)	85	77,803
3.50%, 06/01/32 (Call 03/01/32)	50	42,024
3.85%, 03/30/27 (Call 12/30/26)	140	131,229
4.55%, 11/07/28 (Call 08/07/28)	164	155,739
4.70%, 04/01/29 (Call 01/01/29)	30	28,511
5.20%, 03/15/44 (Call 09/15/43)	87	75,942
5.45%, 09/15/33	300	293,466

		1,109,134

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,423

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	139	120,496
3.25%, 06/01/51 (Call 12/01/50)	20	14,008
3.45%, 06/01/29 (Call 03/01/29)	217	198,974
3.45%, 05/01/50 (Call 11/01/49)	245	177,708
3.75%, 09/01/47 (Call 03/01/47)	247	191,689
4.00%, 12/01/46 (Call 06/01/46)	86	68,050
4.15%, 06/01/49 (Call 12/01/48)	198	163,952
4.20%, 09/01/48 (Call 03/01/48)	126	103,878
4.30%, 12/01/42 (Call 06/01/42)	50	42,738
4.30%, 09/01/45 (Call 03/01/45)	20	16,581
6.59%, 10/15/37	80	88,961
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	132	110,983
3.35%, 04/15/50 (Call 10/15/49)	223	148,447
3.57%, 05/01/29 (Call 02/01/29)	160	146,549
4.28%, 05/01/49 (Call 11/01/48)	183	142,467
5.30%, 05/01/52 (Call 11/01/51)	135	122,321

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$40	$41,644

		1,899,446
Total Corporate Bonds & Notes — 26.1% (Cost: $890,743,496)		803,020,951

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	212,726
Series HK, 9.38%, 04/15/30	1,880	2,345,826
Series HQ, 9.50%, 11/15/30	950	1,207,516
Province of Alberta Canada
1.30%, 07/22/30	361	291,486
1.88%, 11/13/24	430	412,323
3.30%, 03/15/28	584	553,352
Province of British Columbia, 4.20%, 07/06/33	2,060	2,008,747
Province of Manitoba Canada, 1.50%, 10/25/28	75	64,579
Province of Ontario Canada
1.13%, 10/07/30	135	107,199
1.60%, 02/25/31	210	171,484
1.80%, 10/14/31	180	147,406
Province of Quebec Canada
1.35%, 05/28/30	305	249,554
1.90%, 04/21/31	55	45,872
2.75%, 04/12/27	25	23,420
3.63%, 04/13/28	10	9,619
Series PD, 7.50%, 09/15/29	419	483,069

		8,334,178

Chile — 0.0%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	310	226,207
3.10%, 01/22/61 (Call 07/22/60)	270	170,964
3.25%, 09/21/71 (Call 03/21/71)	165	103,519
3.50%, 01/25/50 (Call 07/25/49)	392	284,573
3.86%, 06/21/47	280	220,746
4.95%, 01/05/36	90	86,842

		1,092,851

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	187	206,416

Indonesia — 0.0%
Indonesia Government International Bond
3.05%, 03/12/51	25	17,730
3.20%, 09/23/61 (Call 03/23/61)	55	35,705
3.35%, 03/12/71	70	45,267
3.50%, 01/11/28	97	90,610
3.50%, 02/14/50	125	92,005
3.70%, 10/30/49	20	15,267
4.20%, 10/15/50	40	33,191
4.35%, 01/11/48	25	21,386
4.45%, 04/15/70	532	433,995
5.35%, 02/11/49	130	127,206
5.65%, 01/11/53 (Call 07/11/52)	505	515,827

		1,428,189

Israel — 0.0%
Israel Government International Bond 3.88%, 07/03/50	445	346,139

Security	Par (000)	Value

Israel (continued)
4.13%, 01/17/48	$260	$211,117
4.50%, 01/17/33	200	192,282
4.50%, 01/30/43	100	87,990
4.50%, 04/03/2120	170	130,968
State of Israel, 3.38%, 01/15/50	75	53,128

		1,021,624

Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	955	833,696
3.88%, 05/06/51	1,165	819,007
4.00%, 10/17/49	517	374,473
5.38%, 06/15/33	946	929,019

		2,956,195

Japan — 0.0%
Japan Bank for International Cooperation, 1.88%, 04/15/31	85	69,669

Mexico — 0.2%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	30	24,912
3.77%, 05/24/61 (Call 11/24/60)	250	164,398
4.28%, 08/14/41 (Call 02/14/41)	450	363,447
4.35%, 01/15/47	207	161,359
4.40%, 02/12/52 (Call 08/12/51)	200	153,988
4.50%, 04/22/29	490	473,021
4.50%, 01/31/50 (Call 07/31/49)	337	268,181
4.60%, 01/23/46	337	272,552
4.60%, 02/10/48	327	262,607
4.75%, 03/08/44	915	767,548
5.00%, 04/27/51 (Call 10/27/50)	335	283,993
5.55%, 01/21/45(b)	340	317,162
5.75%, 10/12/2110	314	275,070
6.05%, 01/11/40	373	372,150
6.34%, 05/04/53 (Call 11/04/52)	450	450,481
6.35%, 02/09/35 (Call 11/09/34)	35	36,310
6.75%, 09/27/34	371	397,838
7.50%, 04/08/33	505	568,509
8.30%, 08/15/31	365	430,817

		6,044,343

Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	175	111,926
4.30%, 04/29/53	105	75,620
4.50%, 05/15/47	40	30,669
4.50%, 04/16/50 (Call 10/16/49)	250	187,435
4.50%, 04/01/56 (Call 10/01/55)	522	378,580
4.50%, 01/19/63 (Call 07/19/62)	255	182,269
6.40%, 02/14/35 (Call 11/14/34)	60	61,619
6.70%, 01/26/36	567	595,135
9.38%, 04/01/29	157	185,835

		1,809,088

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	190	111,576
3.00%, 01/15/34 (Call 10/15/33)	230	186,850
3.23%, 07/28/2121 (Call 01/28/21)	195	112,708
3.30%, 03/11/41 (Call 09/11/40)	40	29,714
3.55%, 03/10/51 (Call 09/10/50)	125	90,012
3.60%, 01/15/72 (Call 07/15/71)	65	42,620

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
5.63%, 11/18/50	$322	$320,538
6.55%, 03/14/37	321	349,768
8.75%, 11/21/33	527	655,514

		1,899,300

Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	20	13,842
3.20%, 07/06/46	45	32,000
3.70%, 03/01/41	327	262,316
3.70%, 02/02/42	237	189,823
3.95%, 01/20/40	122	103,122
5.00%, 01/13/37	257	250,464
5.50%, 01/17/48	115	115,946
5.95%, 10/13/47	10	10,595
6.38%, 01/15/32	135	147,035
6.38%, 10/23/34	297	325,821
7.75%, 01/14/31	195	227,005
9.50%, 02/02/30	167	206,649

		1,884,618

Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	285	276,570
5.50%, 04/04/53 (Call 10/04/52)	315	306,337
5.75%, 11/16/32 (Call 08/16/32)	50	52,004

		634,911

South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	283	241,229
4.13%, 06/10/44	545	489,977

		731,206

Supranational — 2.4%
Asian Development Bank
6.22%, 08/15/27	870	917,815
6.38%, 10/01/28	66	70,937
Council of Europe Development Bank
0.88%, 09/22/26	2,420	2,162,996
1.38%, 02/27/25	395	373,729
3.63%, 01/26/28	1,000	968,940
European Investment Bank
2.38%, 05/24/27	1,135	1,053,995
4.88%, 02/15/36	1,393	1,464,335
Inter-American Development Bank
0.50%, 09/23/24	415	394,184
0.63%, 07/15/25	1,180	1,089,588
0.63%, 09/16/27	1,039	894,517
0.88%, 04/03/25	1,480	1,385,517
0.88%, 04/20/26	2,620	2,374,585
1.13%, 07/20/28	898	770,089
1.13%, 01/13/31	1,640	1,313,542
1.50%, 01/13/27	1,300	1,176,617
1.75%, 03/14/25	1,370	1,302,240
2.00%, 06/02/26	485	451,583
2.00%, 07/23/26	605	562,045
2.13%, 01/15/25	1,670	1,602,181
2.25%, 06/18/29	1,075	960,222
2.38%, 07/07/27	1,172	1,087,874
3.13%, 09/18/28	1,200	1,131,972
3.20%, 08/07/42	875	714,385
3.50%, 09/14/29	1,050	1,004,934

Security	Par (000)	Value

Supranational (continued)
3.88%, 10/28/41	$780	$702,398
4.38%, 01/24/44	670	641,853
7.00%, 06/15/25	95	97,741
International Bank for Reconstruction & Development
0.38%, 07/28/25	755	693,052
0.50%, 10/28/25	1,175	1,072,023
0.63%, 04/22/25	1,955	1,818,991
0.65%, 02/10/26 (Call 11/10/23)(b)	345	307,671
0.75%, 03/11/25	1,220	1,142,579
0.75%, 11/24/27	3,375	2,902,230
0.75%, 08/26/30	3,330	2,617,879
0.85%, 02/10/27 (Call 11/10/23)(b)	155	132,418
0.88%, 05/14/30(b)	2,020	1,614,950
1.13%, 09/13/28	160	136,730
1.25%, 02/10/31	245	197,874
1.50%, 08/28/24(b)	1,850	1,782,382
1.63%, 01/15/25	2,448	2,333,311
1.63%, 11/03/31	2,710	2,232,010
1.75%, 10/23/29	2,382	2,055,904
1.88%, 10/27/26	2,739	2,523,468
2.13%, 03/03/25	1,710	1,636,111
2.50%, 11/25/24	1,858	1,796,036
2.50%, 07/29/25	2,756	2,635,453
2.50%, 11/22/27	2,775	2,572,064
2.50%, 03/29/32	1,060	930,161
3.13%, 11/20/25	905	872,610
4.75%, 02/15/35(b)	694	709,879
International Finance Corp.
0.38%, 07/16/25	425	390,817
0.75%, 10/08/26	420	373,901
0.75%, 08/27/30	1,220	959,115
1.38%, 10/16/24	1,801	1,723,539
2.13%, 04/07/26	675	633,123
3.63%, 09/15/25	2,520	2,459,545
Nordic Investment Bank
0.38%, 09/11/25	3,070	2,806,011
2.63%, 04/04/25	2,570	2,472,597
3.38%, 09/08/27	1,030	989,840

		74,195,088

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	180	158,853
4.98%, 04/20/55	514	486,100
5.10%, 06/18/50	547	528,320
5.75%, 10/28/34 (Call 07/28/34)	5	5,376
7.63%, 03/21/36	438	529,656

		1,708,305

Total Foreign Government Obligations — 3.4% (Cost: $113,347,842)		104,015,981

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	43,046

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	92,130

Total Municipal Debt Obligations — 0.0% (Cost: $139,573)		135,176

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	$91	$83,908
3.00%, 05/01/29	3,334	3,233,204
3.00%, 03/01/46	355	312,421
3.00%, 09/01/46	332	294,598
3.00%, 12/01/46	428	376,867
3.00%, 12/01/50	474	411,607
3.00%, 02/01/52	1,466	1,277,139
3.50%, 05/01/33	19	18,184
3.50%, 06/01/34	14	13,008
3.50%, 03/01/38	29	26,698
3.50%, 10/01/42	10	8,997
3.50%, 10/01/44	11	10,062
3.50%, 07/01/47	14	12,591
3.50%, 09/01/47	13	11,925
3.50%, 02/01/48	7	6,295
3.50%, 03/01/48	5	4,741
4.00%, 09/01/45	6	5,194
4.00%, 01/01/48	355	332,865
4.00%, 02/01/48	4	4,053
4.00%, 01/01/49	8	7,331
4.00%, 02/01/53	4,503	4,185,424
4.50%, 10/01/48	15	14,039
4.50%, 01/01/49	3	2,527
5.00%, 04/01/53	724	701,939
5.00%, 06/01/53	1,404	1,366,479
5.50%, 04/01/53	745	741,075
5.50%, 05/01/53	1,882	1,860,488
6.00%, 08/01/53	3,240	3,289,336
Federal National Mortgage Association
1.50%, 09/01/52(g)	1,000	754,023
2.50%, 09/01/38(g)	11,538	10,375,637
2.50%, 07/01/52	882	732,376
3.00%, 09/01/38(g)	10,168	9,395,073
3.00%, 07/01/50	646	561,745
3.00%, 09/01/50	565	490,808
3.00%, 11/01/50	492	427,924
3.00%, 01/01/51	545	473,204
3.00%, 01/01/52	3,680	3,178,456
3.00%, 03/01/52	729	630,965
3.50%, 09/01/38(g)	5,947	5,607,268
3.50%, 07/01/50	512	461,465
4.00%, 09/01/38(g)	4,750	4,560,371
4.00%, 11/01/49	285	265,051
4.00%, 01/01/50	90	84,592
4.50%, 09/01/38(g)	25	24,354
5.00%, 03/01/53	635	620,612
5.50%, 02/01/53	641	634,540
5.50%, 05/01/53	996	984,435
5.50%, 06/01/53	551	549,036
5.50%, 07/01/53	2,073	2,059,997
6.00%, 08/01/53	865	880,932
Series 2017-M11, Class A2, 2.98%, 08/25/29	149	135,970
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,583	1,485,861
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	600	476,651
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	797,558

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
2.58%, 05/25/32 (Call 06/25/32)	$5,000	$4,203,898
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	193,426
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	225	217,341
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	100	95,167
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	1,917,541
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	887,558
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	263,695
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,920	1,539,685
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	2,000	1,616,950
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	2,954	2,792,567
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	788,724
Government National Mortgage Association
1.50%, 10/20/51	239	189,288
2.00%, 07/20/50	75	62,590
2.00%, 08/20/50	3,434	2,847,768
2.00%, 09/20/50	4,124	3,418,926
2.00%, 11/20/50	1,711	1,418,119
2.00%, 12/20/50	1,767	1,464,125
2.00%, 02/20/51	1,846	1,525,930
2.00%, 08/20/51	4,269	3,522,119
2.00%, 10/20/51	3,258	2,689,795
2.00%, 11/20/51	897	739,894
2.00%, 12/20/51	3,321	2,739,684
2.00%, 01/20/52	2,791	2,302,454
2.00%, 03/20/52	1,420	1,169,452
2.00%, 04/20/52	4,130	3,402,379
2.00%, 09/21/53(g)	14,644	12,077,868
2.50%, 12/20/46	112	96,747
2.50%, 06/20/50	3,956	3,395,522
2.50%, 08/20/50	329	278,272
2.50%, 09/20/50	457	386,492
2.50%, 01/20/51	1,228	1,051,446
2.50%, 02/20/51	7,304	6,250,353
2.50%, 05/20/51	871	744,906
2.50%, 07/20/51	2,926	2,497,919
2.50%, 08/20/51	7,631	6,506,933
2.50%, 11/20/51	3,079	2,623,213
2.50%, 12/20/51	2,860	2,435,413
2.50%, 02/20/52	2,266	1,929,503
2.50%, 03/20/52	3,907	3,325,176
2.50%, 04/20/52	1,105	940,506
2.50%, 05/20/52	2,088	1,778,850
2.50%, 07/20/52	692	589,543
2.50%, 08/20/52	1,670	1,422,804
2.50%, 09/21/53(g)	10,260	8,728,214
3.00%, 07/20/45	55	49,312
3.00%, 11/20/45	256	229,540
3.00%, 12/20/45	44	39,517

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/46	$23	$20,754
3.00%, 03/20/46	408	364,305
3.00%, 04/20/46	11	9,638
3.00%, 05/20/46	28	24,725
3.00%, 08/20/46	335	299,634
3.00%, 09/20/46	806	720,693
3.00%, 11/20/46	21	18,611
3.00%, 02/15/47	24	21,707
3.00%, 03/20/47	8	7,517
3.00%, 06/20/47	27	23,693
3.00%, 10/20/47	475	423,964
3.00%, 02/20/48	18	16,142
3.00%, 04/20/49	851	759,392
3.00%, 10/15/49	145	128,674
3.00%, 01/20/50	874	775,787
3.00%, 02/20/50	184	163,172
3.00%, 07/20/50	1,356	1,202,154
3.00%, 08/20/50	476	421,499
3.00%, 09/20/50	0	—
3.00%, 12/20/50	1,195	1,058,498
3.00%, 08/20/51	2,266	2,000,866
3.00%, 09/20/51	1,691	1,494,131
3.00%, 10/20/51	3,215	2,835,157
3.00%, 11/20/51	1,438	1,268,231
3.00%, 12/20/51	1,810	1,598,421
3.00%, 02/20/52	2,591	2,286,448
3.00%, 03/20/52	2,798	2,440,425
3.00%, 05/20/52	940	826,439
3.00%, 07/20/52	927	815,110
3.00%, 09/20/52	594	523,580
3.00%, 09/21/53(g)	11,388	10,012,098
3.50%, 09/20/42	34	32,018
3.50%, 12/20/42	31	28,858
3.50%, 09/20/45	2,627	2,428,440
3.50%, 11/20/46	8	7,447
3.50%, 01/20/47	8	7,087
3.50%, 06/20/47	7	6,325
3.50%, 08/20/47	124	114,206
3.50%, 09/20/47	4,663	4,287,954
3.50%, 11/20/47	30	27,458
3.50%, 02/20/48	16	14,637
3.50%, 08/20/48	30	27,190
3.50%, 01/20/49	13	11,776
3.50%, 03/20/49	1,326	1,218,756
3.50%, 09/20/49	887	815,735
3.50%, 10/20/49	630	578,961
3.50%, 12/20/49	254	233,133
3.50%, 01/20/50	580	532,654
3.50%, 03/20/50	400	367,630
3.50%, 08/20/50	196	179,190
3.50%, 01/20/52	2,612	2,374,499
3.50%, 02/20/52	567	515,765
3.50%, 05/20/53	1,605	1,475,011
3.50%, 09/21/53(g)	12,725	11,553,945
4.00%, 04/20/47	59	56,172
4.00%, 07/20/47	68	64,262
4.00%, 11/20/47	14	13,286
4.00%, 04/20/48	3	2,562
4.00%, 05/15/48	4	3,850
4.00%, 05/20/48	10	9,715

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/48	$22	$21,141
4.00%, 09/20/48	58	54,923
4.00%, 11/20/48	655	618,517
4.00%, 12/20/48	1,161	1,095,948
4.00%, 02/20/49	812	766,373
4.00%, 01/20/50	2,400	2,263,731
4.00%, 02/20/50	1,981	1,868,174
4.00%, 07/20/52	268	249,555
4.00%, 09/20/52	2,922	2,722,500
4.00%, 12/20/52	708	659,344
4.00%, 09/21/53(g)	6,131	5,712,368
4.50%, 07/20/41	922	903,806
4.50%, 06/20/48	20	19,731
4.50%, 08/20/48	3	3,267
4.50%, 09/20/48	248	239,351
4.50%, 10/20/48	124	119,404
4.50%, 12/20/48	48	47,047
4.50%, 01/20/49	181	174,804
4.50%, 03/20/49	1,420	1,371,739
4.50%, 06/20/49	35	33,359
4.50%, 07/20/49	14	13,770
4.50%, 08/20/49	4	3,514
4.50%, 07/20/52	961	916,191
4.50%, 08/20/52	4,301	4,099,215
4.50%, 09/20/53(g)	5,199	4,954,485
5.00%, 04/20/48	6	6,294
5.00%, 05/20/48	3	2,799
5.00%, 11/20/48	2	2,094
5.00%, 12/20/48	5	4,463
5.00%, 01/20/49	23	22,352
5.00%, 06/20/49	342	337,806
5.00%, 07/20/52	245	238,676
5.00%, 09/20/52	1,784	1,735,641
5.00%, 09/21/53(g)	9,577	9,319,057
5.50%, 12/20/52	2,878	2,848,823
5.50%, 01/20/53	122	121,317
5.50%, 03/20/53	2,549	2,522,397
5.50%, 04/20/53	2,745	2,716,761
5.50%, 06/20/53	602	595,493
5.50%, 07/20/53	699	695,312
5.50%, 09/21/53(g)	7,447	7,371,366
6.00%, 09/20/53(g)	5,825	5,843,886
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	482	411,887
1.50%, 10/01/36	404	346,377
1.50%, 11/01/36	270	231,747
1.50%, 02/01/37	2,635	2,251,853
1.50%, 03/01/37	3,761	3,209,839
1.50%, 04/01/37	630	537,491
1.50%, 08/01/37	355	303,297
1.50%, 09/01/37(g)	3,031	2,584,694
1.50%, 11/01/50	447	338,502
1.50%, 02/01/51	3,414	2,576,003
1.50%, 04/01/51	1,194	902,284
1.50%, 05/01/51	2,279	1,719,516
1.50%, 07/01/51	4,575	3,456,972
1.50%, 11/01/51	1,525	1,151,005
1.50%, 04/01/52	468	353,477
2.00%, 12/01/35	1,650	1,451,963
2.00%, 02/01/36	4,766	4,193,566

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/01/36	$724	$637,764
2.00%, 05/01/36	1,561	1,374,855
2.00%, 06/01/36	1,419	1,248,300
2.00%, 08/01/36	1,237	1,089,047
2.00%, 09/01/36	2,083	1,828,129
2.00%, 10/01/36	598	526,649
2.00%, 11/01/36	1,223	1,076,510
2.00%, 12/01/36	1,657	1,458,149
2.00%, 01/01/37	3,487	3,067,847
2.00%, 02/01/37	5,366	4,709,054
2.00%, 03/01/37	226	198,800
2.00%, 04/01/37(h)	6,163	5,401,918
2.00%, 04/01/37	2,231	1,955,487
2.00%, 05/01/37	3,227	2,827,834
2.00%, 06/01/37	2,334	2,047,525
2.00%, 09/19/37(g)	11,136	9,755,641
2.00%, 07/01/50	1,293	1,037,049
2.00%, 08/01/50	827	664,235
2.00%, 09/01/50	3,944	3,160,022
2.00%, 10/01/50	2,734	2,190,921
2.00%, 11/01/50	4,245	3,397,236
2.00%, 12/01/50	8,349	6,717,191
2.00%, 01/01/51	3,877	3,108,432
2.00%, 02/01/51	3,118	2,496,514
2.00%, 03/01/51	4,602	3,683,139
2.00%, 04/01/51	8,625	6,897,686
2.00%, 05/01/51	6,069	4,857,091
2.00%, 05/01/51(h)	6,573	5,250,311
2.00%, 06/01/51	4,143	3,317,345
2.00%, 07/01/51	2,922	2,337,622
2.00%, 08/01/51	5,730	4,573,301
2.00%, 09/01/51	1,831	1,460,796
2.00%, 10/01/51	14,476	11,582,464
2.00%, 11/01/51	12,909	10,314,481
2.00%, 12/01/51	8,215	6,559,311
2.00%, 01/01/52	13,057	10,423,904
2.00%, 02/01/52	16,780	13,363,491
2.00%, 03/01/52	5,026	3,999,805
2.00%, 09/14/53(g)	32,485	25,864,922
2.50%, 01/01/32	75	69,343
2.50%, 04/01/32	343	317,027
2.50%, 06/01/32	132	122,044
2.50%, 01/01/33	66	63,562
2.50%, 11/01/34	403	364,694
2.50%, 07/01/35	552	501,088
2.50%, 10/01/35	2,254	2,036,124
2.50%, 03/01/36	918	830,967
2.50%, 05/01/36	1,868	1,684,812
2.50%, 06/01/36	477	430,629
2.50%, 07/01/36	1,815	1,637,523
2.50%, 08/01/36	334	301,536
2.50%, 03/01/37	1,063	958,729
2.50%, 04/01/37	1,239	1,116,934
2.50%, 05/01/37	2,161	1,946,866
2.50%, 06/01/37	907	817,002
2.50%, 04/01/47	13	11,152
2.50%, 05/01/50	2,347	1,960,342
2.50%, 06/01/50	86	71,888
2.50%, 07/01/50	235	197,841
2.50%, 08/01/50	256	214,668

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/50	$1,567	$1,311,821
2.50%, 10/01/50	613	511,741
2.50%, 11/01/50	7,527	6,302,280
2.50%, 12/01/50	6,836	5,683,183
2.50%, 01/01/51	1,056	879,891
2.50%, 02/01/51	1,693	1,411,045
2.50%, 03/01/51	1,890	1,579,046
2.50%, 04/01/51	292	242,122
2.50%, 07/01/51	1,251	1,041,185
2.50%, 08/01/51	5,529	4,635,068
2.50%, 09/01/51	3,025	2,515,578
2.50%, 09/01/51(h)	9,515	7,911,938
2.50%, 10/01/51	5,436	4,521,183
2.50%, 11/01/51	6,313	5,253,724
2.50%, 12/01/51	11,079	9,238,590
2.50%, 12/01/51(h)	8,213	6,824,769
2.50%, 01/01/52	8,465	7,034,425
2.50%, 02/01/52	10,124	8,425,307
2.50%, 03/01/52	8,857	7,356,978
2.50%, 04/01/52	8,721	7,243,780
2.50%, 05/01/52	2,095	1,739,431
2.50%, 07/01/52	2,893	2,399,258
2.50%, 09/14/53(g)	27,129	22,472,561
3.00%, 03/01/30	983	950,681
3.00%, 01/01/31	43	40,493
3.00%, 08/01/32	79	73,745
3.00%, 10/01/33	33	30,515
3.00%, 07/01/34	8	7,561
3.00%, 09/01/34	55	50,760
3.00%, 11/01/34	26	23,805
3.00%, 12/01/34	62	57,923
3.00%, 03/01/35	197	183,139
3.00%, 07/01/35	160	148,901
3.00%, 10/01/35	488	453,648
3.00%, 07/01/37	803	744,105
3.00%, 07/01/46	421	370,132
3.00%, 11/01/46	885	778,073
3.00%, 12/01/46	419	368,171
3.00%, 12/01/47	185	162,584
3.00%, 01/01/48	66	58,370
3.00%, 03/01/48	1,178	1,035,178
3.00%, 11/01/48	126	111,058
3.00%, 02/01/49	4,356	3,832,299
3.00%, 09/01/49	10	9,101
3.00%, 11/01/49	8	6,843
3.00%, 12/01/49	95	82,349
3.00%, 02/01/50	1,803	1,569,734
3.00%, 03/01/50	155	134,960
3.00%, 04/01/50	264	229,185
3.00%, 05/01/50	40	35,067
3.00%, 06/01/50	3,562	3,089,563
3.00%, 07/01/50	2,049	1,781,143
3.00%, 08/01/50	2,072	1,810,160
3.00%, 10/01/50	4,218	3,657,564
3.00%, 11/01/50	478	415,201
3.00%, 01/01/51	715	621,223
3.00%, 04/01/51(h)	7,631	6,601,115
3.00%, 05/01/51	316	276,678
3.00%, 06/01/51	8,940	7,733,245
3.00%, 08/01/51	1,011	881,055

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/51	$568	$491,002
3.00%, 03/01/52	4,472	3,861,961
3.00%, 04/01/52	9,530	8,236,614
3.00%, 05/01/52	2,900	2,505,142
3.00%, 09/01/53(g)	10,690	9,209,686
3.50%, 06/01/33	20	19,307
3.50%, 11/01/33	16	15,081
3.50%, 02/01/34	412	391,647
3.50%, 07/01/34	24	23,040
3.50%, 08/01/34	12	10,940
3.50%, 01/01/35	17	15,756
3.50%, 07/01/45	4,289	3,911,141
3.50%, 08/01/45	43	39,051
3.50%, 01/01/46	98	90,169
3.50%, 09/01/46	403	368,900
3.50%, 01/01/47	58	52,721
3.50%, 07/01/47	1,903	1,744,697
3.50%, 08/01/47	12	10,487
3.50%, 09/01/47	159	144,567
3.50%, 10/01/47	1,137	1,032,255
3.50%, 11/01/47	277	251,200
3.50%, 01/01/48	2,055	1,865,324
3.50%, 02/01/48	835	757,156
3.50%, 04/01/48	64	58,485
3.50%, 07/01/48	175	159,282
3.50%, 11/01/48	10	9,479
3.50%, 01/01/49	115	104,039
3.50%, 02/01/49	302	276,303
3.50%, 03/01/49	822	746,576
3.50%, 06/01/49	2,717	2,466,567
3.50%, 08/01/49	1,012	918,520
3.50%, 09/01/49	2,245	2,030,094
3.50%, 04/01/50	162	146,952
3.50%, 05/01/50	5,539	5,015,430
3.50%, 06/01/50	318	287,082
3.50%, 02/01/51	4,604	4,163,449
3.50%, 10/01/51	864	784,407
3.50%, 05/01/52	7,555	6,762,533
3.50%, 06/01/52	5,960	5,358,360
3.50%, 07/01/52	1,956	1,751,506
3.50%, 09/14/53(g)	16,603	14,839,580
4.00%, 07/01/33	12	11,345
4.00%, 01/01/46	277	261,248
4.00%, 10/01/46	8	7,771
4.00%, 07/01/47	1,799	1,686,792
4.00%, 08/01/47	337	318,325
4.00%, 09/01/47	399	374,117
4.00%, 05/01/48	2,398	2,246,799
4.00%, 09/01/48	2,657	2,489,722
4.00%, 10/01/48	5	4,944
4.00%, 12/01/48	3	2,536
4.00%, 01/01/49	1,442	1,351,387
4.00%, 03/01/49	1,632	1,529,402
4.00%, 05/01/49	15	14,513
4.00%, 06/01/49	16	14,918
4.00%, 07/01/49	2,190	2,051,533
4.00%, 12/01/49	10	9,181
4.00%, 04/01/50	1,968	1,840,294
4.00%, 05/01/50	1,137	1,062,882
4.00%, 05/01/51	283	264,720

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/52	$654	$604,770
4.00%, 05/01/52	1,540	1,422,704
4.00%, 06/01/52	1,737	1,605,199
4.00%, 07/01/52	3,811	3,520,829
4.00%, 08/01/52	3,955	3,655,564
4.00%, 09/01/52	577	533,369
4.00%, 10/01/52	726	672,951
4.00%, 09/14/53(g)	11,225	10,360,324
4.50%, 10/01/47	9	8,818
4.50%, 08/01/48	23	22,000
4.50%, 10/01/48	441	425,432
4.50%, 11/01/48	19	18,508
4.50%, 12/01/48	24	23,548
4.50%, 01/01/49	67	64,506
4.50%, 02/01/49	91	87,898
4.50%, 04/01/49	167	160,996
4.50%, 05/01/49	12	11,629
4.50%, 09/01/50	1,345	1,297,490
4.50%, 05/01/52	473	453,499
4.50%, 06/01/52	2,129	2,019,884
4.50%, 07/01/52	242	229,983
4.50%, 08/01/52	712	675,670
4.50%, 09/01/52	4,209	4,004,345
4.50%, 10/01/52(h)	7,116	6,770,700
4.50%, 10/01/52	2,011	1,911,079
4.50%, 12/01/52	2,269	2,163,326
4.50%, 09/14/53(g)	9,520	9,026,150
5.00%, 06/01/48	136	134,258
5.00%, 04/01/49	11	10,652
5.00%, 12/01/49	399	393,817
5.00%, 08/01/52	427	415,311
5.00%, 09/01/52	904	881,641
5.00%, 10/01/52	889	864,276
5.00%, 11/01/52	1,203	1,171,187
5.00%, 12/01/52	1,230	1,199,471
5.00%, 01/01/53	8,227	7,986,692
5.00%, 04/01/53	1,522	1,475,475
5.00%, 09/14/53(g)	7,725	7,490,383
5.50%, 09/01/52	500	501,698
5.50%, 11/01/52	645	641,291
5.50%, 12/01/52	2,561	2,549,216
5.50%, 01/01/53	2,489	2,481,611
5.50%, 02/01/53	2,415	2,390,733
5.50%, 03/01/53	1,623	1,615,262
5.50%, 04/01/53	2,981	2,967,727
5.50%, 09/14/53(g)	4,701	4,641,503
6.00%, 09/14/53(g)	12,925	12,958,827

		861,593,176

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	510	484,995
Federal Home Loan Mortgage Corp.
3.00%, 05/01/51	1,425	1,239,590
Series 1, 0.00%, 11/15/38(c)	20	9,779
Federal National Mortgage Association
1.63%, 01/07/25	300	285,975
5.63%, 07/15/37	2,142	2,396,234
6.21%, 08/06/38	110	126,954
6.25%, 05/15/29	378	414,001
6.63%, 11/15/30	440	500,935

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
7.13%, 01/15/30	$750	$863,520

		6,321,983

U.S. Government Obligations — 40.6%
U.S. Treasury Note/Bond
0.25%, 05/31/25	5,830	5,371,571
0.25%, 06/30/25(b)	4,120	3,786,055
0.25%, 07/31/25	3,850	3,525,758
0.25%, 08/31/25	5,100	4,655,344
0.25%, 09/30/25	3,300	3,006,352
0.25%, 10/31/25	8,390	7,615,891
0.38%, 08/15/24	2,050	1,954,547
0.38%, 09/15/24	5,600	5,320,219
0.38%, 04/30/25	3,400	3,150,312
0.38%, 11/30/25	7,650	6,942,973
0.38%, 12/31/25	10,500	9,512,344
0.38%, 01/31/26	10,250	9,249,824
0.38%, 09/30/27	5,400	4,602,234
0.50%, 03/31/25	3,400	3,166,383
0.50%, 02/28/26	4,850	4,379,020
0.50%, 04/30/27	2,350	2,041,379
0.50%, 05/31/27	1,100	952,789
0.50%, 06/30/27	1,900	1,641,719
0.50%, 08/31/27	6,300	5,413,078
0.50%, 10/31/27	9,250	7,903,691
0.63%, 10/15/24	7,000	6,645,898
0.63%, 07/31/26	3,000	2,682,891
0.63%, 03/31/27	1,000	875,234
0.63%, 11/30/27	7,450	6,384,883
0.63%, 12/31/27	10,300	8,804,891
0.63%, 05/15/30	1,800	1,427,625
0.63%, 08/15/30	7,300	5,752,172
0.75%, 11/15/24	8,230	7,799,211
0.75%, 04/30/26	3,240	2,930,175
0.75%, 05/31/26	1,350	1,217,531
0.75%, 08/31/26	7,000	6,267,734
0.75%, 01/31/28	6,300	5,402,742
0.88%, 06/30/26	7,590	6,860,648
0.88%, 09/30/26	5,700	5,114,414
0.88%, 11/15/30	5,090	4,073,591
1.00%, 12/15/24	5,750	5,449,473
1.00%, 07/31/28	5,000	4,279,297
1.13%, 01/15/25	8,000	7,573,750
1.13%, 10/31/26	1,500	1,352,227
1.13%, 02/28/27	2,850	2,548,078
1.13%, 02/29/28	4,000	3,481,875
1.13%, 08/31/28	8,750	7,520,215
1.13%, 02/15/31	10,700	8,692,078
1.13%, 05/15/40	6,100	3,774,375
1.13%, 08/15/40	8,500	5,215,547
1.25%, 08/31/24	2,300	2,207,910
1.25%, 11/30/26	7,200	6,502,500
1.25%, 12/31/26	8,600	7,756,125
1.25%, 03/31/28	7,100	6,204,180
1.25%, 04/30/28	5,100	4,447,359
1.25%, 05/31/28	4,700	4,091,203
1.25%, 06/30/28	7,770	6,750,187
1.25%, 09/30/28	12,200	10,528,219
1.25%, 08/15/31	12,400	10,013,000
1.25%, 05/15/50	8,550	4,468,711
1.38%, 01/31/25	5,150	4,886,264

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 08/31/26	$375	$342,158
1.38%, 10/31/28	5,000	4,333,984
1.38%, 12/31/28	5,750	4,967,910
1.38%, 11/15/31	10,500	8,509,922
1.38%, 11/15/40	7,650	4,881,656
1.38%, 08/15/50	4,720	2,550,275
1.50%, 10/31/24	2,800	2,681,328
1.50%, 11/30/24	2,500	2,387,012
1.50%, 02/15/25	6,100	5,790,473
1.50%, 08/15/26	3,550	3,254,074
1.50%, 01/31/27	13,900	12,608,820
1.50%, 11/30/28	5,300	4,616,383
1.50%, 02/15/30	4,200	3,562,453
1.63%, 02/15/26	3,975	3,694,887
1.63%, 05/15/26	6,500	6,011,484
1.63%, 10/31/26	2,500	2,289,453
1.63%, 11/30/26	1,600	1,463,000
1.63%, 08/15/29	665	575,848
1.63%, 05/15/31	8,500	7,118,750
1.63%, 11/15/50	6,100	3,526,562
1.75%, 12/31/24	2,950	2,819,555
1.75%, 03/15/25	4,670	4,441,061
1.75%, 12/31/26	4,750	4,355,156
1.75%, 01/31/29	7,200	6,330,375
1.75%, 11/15/29	550	478,242
1.75%, 08/15/41	8,400	5,642,437
1.88%, 08/31/24	3,010	2,907,589
1.88%, 06/30/26	1,175	1,092,658
1.88%, 02/28/27	1,800	1,651,359
1.88%, 02/28/29	4,400	3,890,906
1.88%, 02/15/32	10,600	8,908,969
1.88%, 02/15/41	6,500	4,508,359
1.88%, 02/15/51	7,800	4,810,406
1.88%, 11/15/51	7,750	4,761,406
2.00%, 02/15/25	1,425	1,362,768
2.00%, 08/15/25	5,520	5,225,025
2.00%, 11/15/26	4,150	3,842,641
2.00%, 11/15/41	6,900	4,827,844
2.00%, 02/15/50	4,450	2,848,695
2.00%, 08/15/51	7,000	4,442,812
2.13%, 09/30/24	3,000	2,899,219
2.13%, 05/15/25	480	457,575
2.13%, 05/31/26	800	749,563
2.25%, 11/15/24	375	361,743
2.25%, 12/31/24	2,100	2,020,512
2.25%, 11/15/25	10,600	10,041,016
2.25%, 03/31/26	275	259,273
2.25%, 02/15/27	4,300	3,997,992
2.25%, 08/15/27	2,100	1,938,727
2.25%, 11/15/27	5,070	4,662,023
2.25%, 05/15/41	5,300	3,903,781
2.25%, 08/15/46	6,855	4,720,310
2.25%, 08/15/49	400	272,063
2.25%, 02/15/52	7,850	5,296,297
2.38%, 08/15/24	675	655,963
2.38%, 05/15/27	4,650	4,327,770
2.38%, 03/31/29	6,200	5,621,656
2.38%, 05/15/29	6,090	5,516,208
2.38%, 02/15/42	7,250	5,392,336
2.38%, 11/15/49	1,690	1,181,416

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 05/15/51	$6,000	$4,170,000
2.50%, 01/31/25	3,230	3,113,039
2.50%, 02/28/26	5,400	5,127,047
2.50%, 03/31/27	3,400	3,185,641
2.50%, 02/15/45	2,250	1,650,938
2.50%, 02/15/46	6,050	4,396,648
2.50%, 05/15/46	4,950	3,593,391
2.63%, 03/31/25	600	577,781
2.63%, 04/15/25	3,130	3,012,625
2.63%, 12/31/25	10,800	10,302,187
2.63%, 01/31/26	350	333,512
2.63%, 05/31/27	4,300	4,036,289
2.63%, 02/15/29	5,215	4,801,059
2.75%, 02/28/25	2,280	2,202,694
2.75%, 05/15/25	3,500	3,372,031
2.75%, 06/30/25	3,900	3,751,465
2.75%, 08/31/25	3,900	3,743,238
2.75%, 04/30/27	4,000	3,775,625
2.75%, 07/31/27	7,000	6,589,844
2.75%, 02/15/28	4,225	3,957,637
2.75%, 05/31/29	6,700	6,187,555
2.75%, 08/15/32	11,000	9,874,219
2.75%, 08/15/42	1,475	1,159,258
2.75%, 11/15/42	3,425	2,683,809
2.75%, 08/15/47	4,300	3,257,922
2.75%, 11/15/47	5,500	4,163,672
2.88%, 04/30/25	2,160	2,086,172
2.88%, 05/31/25	3,975	3,834,788
2.88%, 06/15/25	7,000	6,751,992
2.88%, 07/31/25	1,500	1,444,629
2.88%, 11/30/25	5,800	5,568,453
2.88%, 05/15/28	7,057	6,633,593
2.88%, 08/15/28	6,900	6,469,289
2.88%, 04/30/29	5,440	5,062,600
2.88%, 05/15/32	10,100	9,178,375
2.88%, 05/15/43	1,600	1,273,500
2.88%, 08/15/45	3,395	2,653,935
2.88%, 11/15/46	3,800	2,954,500
2.88%, 05/15/49	1,435	1,112,573
2.88%, 05/15/52	7,610	5,907,262
3.00%, 07/15/25	5,250	5,069,941
3.00%, 09/30/25	3,300	3,180,891
3.00%, 10/31/25	1,200	1,155,844
3.00%, 05/15/42	170	139,427
3.00%, 11/15/44	1,600	1,286,750
3.00%, 05/15/45	1,285	1,029,004
3.00%, 11/15/45	4,400	3,513,812
3.00%, 02/15/47	4,475	3,556,926
3.00%, 05/15/47	3,900	3,099,281
3.00%, 02/15/48	13,400	10,634,156
3.00%, 08/15/48	2,555	2,027,233
3.00%, 02/15/49	375	297,598
3.00%, 08/15/52	8,700	6,934,172
3.13%, 08/15/25	4,100	3,965,949
3.13%, 08/31/27	3,000	2,862,891
3.13%, 11/15/28	275	260,369
3.13%, 08/31/29	6,900	6,493,008
3.13%, 11/15/41	825	695,836
3.13%, 02/15/42	1,000	839,688
3.13%, 02/15/43	2,500	2,075,391

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.13%, 08/15/44	$1,600	$1,315,500
3.13%, 05/15/48	10,450	8,485,727
3.25%, 06/30/27	4,700	4,512,367
3.25%, 06/30/29	5,500	5,215,117
3.25%, 05/15/42	6,629	5,659,167
3.38%, 05/15/33	11,940	11,249,719
3.38%, 08/15/42	3,100	2,689,734
3.38%, 05/15/44	1,020	874,172
3.38%, 11/15/48	6,400	5,438,000
3.50%, 09/15/25	7,000	6,817,344
3.50%, 01/31/28	7,000	6,770,312
3.50%, 04/30/28	5,400	5,221,125
3.50%, 01/31/30	8,400	8,056,781
3.50%, 04/30/30	9,000	8,628,750
3.50%, 02/15/33	22,000	20,951,562
3.50%, 02/15/39	1,350	1,240,734
3.63%, 05/15/26	16,700	16,287,719
3.63%, 03/31/28	8,500	8,262,930
3.63%, 05/31/28	9,000	8,753,906
3.63%, 03/31/30	5,180	5,003,556
3.63%, 08/15/43	1,225	1,094,078
3.63%, 02/15/44	720	641,813
3.63%, 02/15/53	15,000	13,514,062
3.63%, 05/15/53	12,200	11,002,875
3.75%, 04/15/26	12,500	12,229,492
3.75%, 05/31/30	10,000	9,729,687
3.75%, 06/30/30	10,000	9,729,687
3.75%, 11/15/43	300	272,719
3.88%, 01/15/26	13,900	13,637,203
3.88%, 11/30/27	4,000	3,926,875
3.88%, 12/31/27	3,000	2,945,391
3.88%, 09/30/29	5,000	4,898,828
3.88%, 11/30/29	3,800	3,723,406
3.88%, 12/31/29	8,000	7,838,125
3.88%, 08/15/33	3,000	2,946,094
3.88%, 08/15/40	300	284,625
3.88%, 02/15/43	8,000	7,442,500
3.88%, 05/15/43	8,900	8,277,000
4.00%, 12/15/25	11,900	11,707,555
4.00%, 02/15/26	20,600	20,274,906
4.00%, 02/29/28	8,000	7,901,875
4.00%, 06/30/28	9,500	9,387,187
4.00%, 10/31/29	4,900	4,834,156
4.00%, 02/28/30	15,400	15,202,687
4.00%, 07/31/30	6,500	6,422,812
4.00%, 11/15/42	5,300	5,027,547
4.00%, 11/15/52	6,800	6,562,000
4.13%, 01/31/25	4,100	4,042,184
4.13%, 06/15/26	18,873	18,654,781
4.13%, 09/30/27	3,000	2,972,344
4.13%, 10/31/27	4,800	4,755,750
4.13%, 07/31/28(b)	13,400	13,322,531
4.13%, 08/31/30	3,000	2,987,344
4.13%, 11/15/32	12,200	12,194,281
4.13%, 08/15/53	2,000	1,973,125
4.25%, 12/31/24	6,500	6,419,512
4.25%, 05/31/25	4,100	4,049,551
4.25%, 10/15/25	13,140	12,992,175
4.25%, 05/15/39	1,200	1,203,000
4.25%, 11/15/40	250	248,828

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 08/15/26	$12,000	$11,944,688
4.38%, 08/31/28	5,000	5,030,469
4.38%, 02/15/38	2,400	2,457,000
4.38%, 11/15/39	150	152,063
4.38%, 05/15/40	250	252,930
4.38%, 05/15/41	500	503,438
4.38%, 08/15/43	600	598,406
4.50%, 11/15/25	6,000	5,962,500
4.50%, 02/15/36	900	940,359
4.50%, 05/15/38	3,900	4,038,937
4.50%, 08/15/39	2,000	2,060,625
4.63%, 02/28/25	4,200	4,170,633
4.63%, 03/15/26	20,560	20,545,544
4.63%, 02/15/40	250	260,938
4.75%, 06/30/25	1,500	1,491,621
4.75%, 07/31/25	1,000	997,266
4.75%, 07/15/26	18,100	18,068,891
4.75%, 02/15/37	500	533,906
5.00%, 05/15/37	2,400	2,623,500
5.38%, 02/15/31	1,000	1,074,375
6.13%, 08/15/29	1,000	1,096,016
6.25%, 05/15/30	100	111,625
6.38%, 08/15/27	800	855,063

		1,250,308,394

Total U.S. Government & Agency Obligations — 68.8% (Cost: $2,319,392,316)		2,118,223,553

Total Long-Term Investments — 99.6% (Cost: $3,367,445,024)		3,065,479,064

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(i)(j)	276,231	276,314,247
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(i)(j)(k)	26,869	26,868,970

Total Short-Term Securities — 9.8% (Cost: $303,122,578)		303,183,217

Total Investments Before TBA Sales Commitments — 109.4% (Cost: $3,670,567,602)		3,368,662,281

Security	Par (000)	Value

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.8)%
Government National Mortgage Association
2.50%, 09/21/53	(5,775)	$(4,912,811)
3.00%, 09/21/53	(2,800)	(2,461,703)
3.50%, 09/21/53	(3,275)	(2,973,726)
5.50%, 09/21/53	(1,950)	(1,930,195)
Uniform Mortgage-Backed Securities
2.50%, 09/14/53	(6,475)	(5,363,627)
3.50%, 09/14/53	(4,725)	(4,223,153)
6.00%, 09/14/53	(3,250)	(3,258,506)

Total TBA Sales Commitments — (0.8)% (Proceeds: $(24,859,598))		(25,123,721)

Total Investments, Net of TBA Sales Commitments — 108.6% (Cost: $3,645,708,004)		3,343,538,560

Liabilities in Excess of Other Assets — (8.6)%		(264,410,155)

Net Assets — 100.0%		$3,079,128,405

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$156,530,457	$119,827,485	(a)	$—	$(10,279)	$(33,416)	$276,314,247	276,231	$5,266,895		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,722,824	12,146,146	(a)	—	—	—	26,868,970	26,869	79,210	(b)	—

					$(10,279)	$(33,416)	$303,183,217		$5,346,105		$—

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware U.S. Aggregate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$13,043,123	$—	$13,043,123
Collaterized Mortgage Obligations	—	27,040,280	—	27,040,280
Corporate Bonds & Notes	—	803,020,951	—	803,020,951
Foreign Government Obligations	—	104,015,981	—	104,015,981
Municipal Debt Obligations	—	135,176	—	135,176
U.S. Government & Agency Obligations	—	2,118,223,553	—	2,118,223,553
Short-Term Securities
Money Market Funds	303,183,217	—	—	303,183,217

Liabilities
Investments
TBA Sales Commitments	—	(25,123,721)	—	(25,123,721)

	$303,183,217	$3,040,355,343	$—	$3,343,538,560

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$94	$89,934
4.75%, 03/30/30 (Call 12/30/29)	59	56,261
5.38%, 06/15/33 (Call 03/15/33)	47	45,363
5.40%, 10/01/48 (Call 04/01/48)	333	303,003
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	12	9,947
4.20%, 06/01/30 (Call 03/01/30)	17	15,695
WPP Finance 2010, 3.75%, 09/19/24	1,579	1,535,230

		2,055,433

Aerospace & Defense — 1.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	915	859,862
4.95%, 08/15/25 (Call 05/15/25)	885	861,539
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	214	168,467
2.90%, 12/15/29 (Call 09/15/29)	1,023	889,989
3.83%, 04/27/25 (Call 01/27/25)	327	318,246
4.40%, 06/15/28 (Call 03/15/28)	1,228	1,180,330
4.85%, 04/27/35 (Call 10/27/34)	348	328,060
5.05%, 04/27/45 (Call 10/27/44)	244	225,195
5.40%, 01/15/27	300	300,711
5.40%, 07/31/33 (Call 04/30/33)	310	310,564
5.60%, 07/31/53	60	60,224
6.15%, 12/15/40	440	453,319
RTX Corp.
2.25%, 07/01/30 (Call 04/01/30)	892	739,967
2.82%, 09/01/51 (Call 03/01/51)	176	109,866
3.03%, 03/15/52 (Call 09/15/51)(a)	125	81,960
3.13%, 07/01/50 (Call 01/01/50)	319	216,030
3.75%, 11/01/46 (Call 05/01/46)	222	168,420
4.05%, 05/04/47 (Call 11/04/46)	232	186,621
4.13%, 11/16/28 (Call 08/16/28)	880	839,617
4.15%, 05/15/45 (Call 11/16/44)	245	198,945
4.35%, 04/15/47 (Call 10/15/46)	135	113,526
4.45%, 11/16/38 (Call 05/16/38)	109	96,549
4.50%, 06/01/42	839	732,002
4.63%, 11/16/48 (Call 05/16/48)	502	441,153
4.70%, 12/15/41	102	90,661
4.88%, 10/15/40(a)	124	113,182
5.40%, 05/01/35	265	264,830
5.70%, 04/15/40	250	250,375
6.05%, 06/01/36	225	235,084
6.13%, 07/15/38	290	303,317
7.50%, 09/15/29	530	591,856

		11,730,467

Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	403	378,304
2.70%, 09/15/51 (Call 03/15/51)	285	183,740
3.25%, 03/27/30 (Call 12/27/29)	120	109,106
3.75%, 09/15/47 (Call 03/15/47)	169	134,725
4.02%, 04/16/43	128	105,841
4.50%, 08/15/33 (Call 05/15/33)(a)	110	106,297
4.50%, 03/15/49 (Call 09/15/48)	135	120,959
4.54%, 03/26/42	5	4,492
5.38%, 09/15/35	134	136,437
5.94%, 10/01/32(a)	312	332,205

Security	Par (000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	$4,050	$3,750,543
2.75%, 05/14/31 (Call 02/14/31)	263	220,026
3.25%, 08/15/26 (Call 05/15/26)	1,533	1,443,197
3.75%, 09/25/27 (Call 06/25/27)	1,697	1,597,403

		8,623,275

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	265	223,700
3.00%, 11/15/26 (Call 08/15/26)	92	85,699
3.45%, 11/16/27 (Call 08/16/27)(a)	144	133,093
5.13%, 06/15/27 (Call 04/15/27)	402	396,967

		839,459

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	605	560,399
2.75%, 03/27/27 (Call 01/27/27)	135	126,113
2.85%, 03/27/30 (Call 12/27/29)	154	137,279
3.25%, 03/27/40 (Call 09/27/39)	53	42,777
3.38%, 11/01/46 (Call 05/01/46)	191	147,687
3.38%, 03/27/50 (Call 09/27/49)(a)	218	168,303
3.88%, 11/01/45 (Call 05/01/45)(a)	248	211,807
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	760	735,103
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	39,560
3.75%, 09/15/25 (Call 07/15/25)	98	94,925
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	20	18,675
4.25%, 04/01/25 (Call 01/01/25)	162	157,509
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	180	169,882
2.80%, 04/23/27 (Call 02/23/27)(a)	348	316,099
2.95%, 04/23/30 (Call 01/23/30)(a)	318	263,927

		3,190,045

Auto Manufacturers — 0.8%
American Honda Finance Corp.
2.30%, 09/09/26	1,227	1,127,834
2.35%, 01/08/27	370	338,635
3.50%, 02/15/28	598	561,438
4.60%, 04/17/30	150	145,881
5.00%, 05/23/25	250	247,785
5.13%, 07/07/28	125	125,116
5.25%, 07/07/26	125	125,200
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	1,431	1,150,152
2.60%, 09/01/50 (Call 03/01/50)(a)	140	86,631
4.88%, 10/01/43 (Call 04/01/43)	245	224,437
General Motors Co.
5.00%, 04/01/35	126	112,538
5.15%, 04/01/38 (Call 10/01/37)	167	145,522
5.20%, 04/01/45	200	164,246
5.40%, 04/01/48 (Call 10/01/47)	176	146,708
5.60%, 10/15/32 (Call 07/15/32)(a)	115	110,961
5.95%, 04/01/49 (Call 10/01/48)(a)	241	215,881
6.25%, 10/02/43	261	245,345
6.60%, 04/01/36 (Call 10/01/35)	333	335,181
6.75%, 04/01/46 (Call 10/01/45)	183	180,431
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	35	27,186

76	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 06/10/31 (Call 03/10/31)	$230	$181,461
3.10%, 01/12/32 (Call 10/12/31)	150	119,876
3.60%, 06/21/30 (Call 03/21/30)	225	193,232
4.30%, 04/06/29 (Call 02/06/29)	200	182,832
5.65%, 01/17/29 (Call 10/17/28)	104	102,238
5.80%, 06/23/28 (Call 05/23/28)	130	128,911
6.40%, 01/09/33 (Call 10/09/32)(a)	235	236,800
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	270	235,683
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	538	656,177
Toyota Motor Corp., 3.67%, 07/20/28(a)	28	26,676
Toyota Motor Credit Corp.
1.90%, 09/12/31	20	15,990
2.15%, 02/13/30	90	76,387
3.38%, 04/01/30	73	66,393
3.65%, 01/08/29	23	21,704
4.70%, 01/12/33(a)	380	372,548
5.00%, 08/14/26	50	49,983

		8,483,999

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	392	238,642
3.25%, 03/01/32 (Call 12/01/31)(a)	365	309,188
4.15%, 05/01/52 (Call 11/01/51)	300	222,789
4.35%, 03/15/29 (Call 12/15/28)(a)	122	117,599
4.40%, 10/01/46 (Call 04/01/46)(a)	36	27,446
5.40%, 03/15/49 (Call 09/15/48)(a)	108	94,677
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	31	29,921
4.38%, 03/15/45 (Call 09/15/44)	103	81,333
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	107	93,434
3.55%, 01/15/52 (Call 07/15/51)	62	40,501
3.80%, 09/15/27 (Call 06/15/27)	65	60,876
4.25%, 05/15/29 (Call 02/15/29)	165	153,346
5.25%, 05/15/49 (Call 11/15/48)	163	141,779
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	50	48,586

		1,660,117

Banks — 21.9%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	2,587	2,502,146
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25(a)	6,310	5,756,108
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)	465	461,136
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	310	311,255
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	635	557,847
2.96%, 03/25/31(a)	435	357,753
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(b)	260	203,837
3.49%, 05/28/30	180	155,770
3.80%, 02/23/28	200	183,126
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	265	248,252
4.25%, 04/11/27	545	515,325

Security	Par (000)	Value

Banks (continued)
4.38%, 04/12/28	$260	$244,200
5.18%, 11/19/25	200	195,542
5.59%, 08/08/28	200	198,254
6.92%, 08/08/33	600	600,228
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	85	67,007
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	80	62,669
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	170	144,937
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	425	335,125
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	476	361,831
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	485	403,069
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	150	135,692
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	235	188,329
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	118	98,229
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(b)	344	236,878
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	902	737,232
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	285	182,739
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	298	255,404
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	330	271,514
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	725	478,420
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	272	238,816
3.25%, 10/21/27 (Call 10/21/26)	2,803	2,611,079
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	315	235,793
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	180	173,023
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	715	655,290
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	133	123,710
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	287	268,566
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	288	271,452
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(b)	490	414,917
3.88%, 08/01/25	143	139,142
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(b)	226	177,607
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	277	258,430
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	143	131,614

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	$120	$100,823
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	1,190	956,082
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	752	653,759
4.25%, 10/22/26	433	415,442
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	497	468,845
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	653	552,732
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	35	33,564
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	662	564,693
4.45%, 03/03/26	254	246,939
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	855	791,747
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	85	83,410
4.88%, 04/01/44	293	274,400
5.00%, 01/21/44	686	652,324
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	1,152	1,107,798
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	170	167,766
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	715	703,803
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	1,045	1,019,930
5.88%, 02/07/42	681	704,896
6.11%, 01/29/37	697	721,228
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	205	209,815
6.22%, 09/15/26	185	188,978
7.75%, 05/14/38	427	499,462
Series L, 4.18%, 11/25/27 (Call 11/25/26)	444	421,383
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	385	315,615
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)	385	280,334
Bank of America NA
5.53%, 08/18/26	250	251,285
5.65%, 08/18/25	250	250,975
6.00%, 10/15/36	284	297,834
Bank of Montreal
1.85%, 05/01/25	177	166,288
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(b)	125	96,448
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	961	848,707
5.20%, 02/01/28 (Call 01/01/28)	245	243,020
5.30%, 06/05/26	120	119,556
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	2,690	2,526,529
2.45%, 08/17/26 (Call 05/17/26)	2,611	2,417,603
2.80%, 05/04/26 (Call 02/04/26)	1,720	1,614,874
3.25%, 09/11/24 (Call 08/11/24)	296	288,872
3.25%, 05/16/27 (Call 02/16/27)	583	547,017
3.30%, 08/23/29 (Call 05/23/29)	411	366,970
3.40%, 01/29/28 (Call 10/29/27)(a)	991	923,681

Security	Par (000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	$1,070	$1,007,683
3.85%, 04/28/28	1,238	1,178,304
3.95%, 11/18/25 (Call 10/18/25)	370	357,727
Series G, 3.00%, 02/24/25 (Call 01/24/25)	419	403,681
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,723	1,544,928
1.30%, 06/11/25	5,603	5,189,835
1.35%, 06/24/26	368	328,834
1.95%, 02/02/27	443	396,148
2.15%, 08/01/31	813	646,473
2.20%, 02/03/25(a)	3,166	3,016,438
2.45%, 02/02/32	3	2,432
2.70%, 08/03/26(a)	529	491,515
4.50%, 12/16/25	1,880	1,822,096
5.25%, 06/12/28	135	133,796
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(b)	30	23,102
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	50	42,686
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	408	319,134
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(b)	740	576,867
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(b)	278	220,518
3.65%, 03/16/25	15	14,473
4.34%, 01/10/28 (Call 01/10/27)	370	348,817
4.38%, 01/12/26	180	173,507
4.84%, 05/09/28 (Call 05/07/27)	736	681,521
4.95%, 01/10/47	217	187,282
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	487	462,572
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(b)	463	423,867
5.20%, 05/12/26	20	19,421
5.25%, 08/17/45	475	425,500
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	460	453,040
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(b)	400	396,524
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(b)	200	197,582
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(b)	365	364,317
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	375	390,465
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(b)	25	26,726
BNP Paribas SA, 4.25%, 10/15/24	375	367,042
BPCE SA, 3.38%, 12/02/26	2,645	2,466,198
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3-mo. LIBOR US + 2.470%)(b)	7	6,440
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	172	164,035
3.60%, 04/07/32 (Call 03/07/32)(a)	245	218,101
5.00%, 04/28/28	60	58,769
5.61%, 07/17/26	100	100,243

78	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(b)	$115	$108,818
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	204	164,108
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	415	342,732
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	45	37,673
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	333	286,313
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	335	275,939
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	168	160,778
3.20%, 10/21/26 (Call 07/21/26)	151	140,817
3.30%, 04/27/25	78	75,353
3.40%, 05/01/26	129	122,075
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	359	330,966
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	423	393,424
3.70%, 01/12/26	147	140,933
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	773	672,603
3.88%, 03/26/25	20	19,382
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(b)	201	164,876
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	486	459,114
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	282	259,539
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	238	223,156
4.13%, 07/25/28	277	258,355
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	403	336,694
4.30%, 11/20/26	86	82,518
4.40%, 06/10/25	76	74,106
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	666	618,294
4.45%, 09/29/27	1,060	1,013,265
4.60%, 03/09/26	94	91,488
4.65%, 07/30/45	376	323,853
4.65%, 07/23/48 (Call 06/23/48)	620	537,658
4.75%, 05/18/46	250	209,083
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	280	266,328
5.30%, 05/06/44	253	230,779
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	265	251,551
5.50%, 09/13/25	117	116,358
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	55	54,748
5.88%, 02/22/33(a)	167	166,459
5.88%, 01/30/42	400	406,260
6.00%, 10/31/33(a)	314	316,035
6.13%, 08/25/36	270	276,013
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	300	299,328

Security	Par (000)	Value

Banks (continued)
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	$317	$330,371
6.63%, 01/15/28	469	494,842
6.63%, 06/15/32	289	301,150
6.68%, 09/13/43	331	347,828
8.13%, 07/15/39	648	807,596
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	160	148,840
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	72	57,831
2.85%, 07/27/26 (Call 04/27/26)	7	6,347
3.25%, 04/30/30 (Call 01/30/30)(a)	154	128,844
4.30%, 12/03/25 (Call 11/03/25)	45	42,508
Comerica Bank, 4.00%, 07/27/25(a)	1,260	1,181,225
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	321	276,253
Cooperatieve Rabobank UA
3.75%, 07/21/26	120	112,681
4.38%, 08/04/25	30	29,080
5.25%, 05/24/41	185	188,304
5.75%, 12/01/43	212	207,308
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	278	268,245
Credit Suisse AG, 7.95%, 01/09/25	425	433,797
Credit Suisse AG/New York
1.25%, 08/07/26	30	26,334
2.95%, 04/09/25	330	313,431
3.63%, 09/09/24	1,510	1,470,483
3.70%, 02/21/25	950	916,408
5.00%, 07/09/27	300	292,293
7.50%, 02/15/28	525	561,503
Deutsche Bank AG, 4.10%, 01/13/26(a)	459	439,364
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	655	594,078
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	695	609,209
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	855	754,879
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(b)	342	271,719
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	837	700,795
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(b)	185	178,525
4.10%, 01/13/26(a)	422	401,360
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(b)	20	17,514
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(b)	200	190,184
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)	150	152,171
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	300	240,321
4.65%, 09/13/28 (Call 06/13/28)	90	82,515
Fifth Third Bancorp., 8.25%, 03/01/38	308	347,763
Goldman Sachs Capital I, 6.35%, 02/15/34	456	458,499
Goldman Sachs Group Inc.,
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	170	151,269
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	554	431,488

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	$684	$539,874
2.60%, 02/07/30 (Call 11/07/29)	128	108,046
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	589	476,795
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	440	398,072
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	269	215,846
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	225	155,484
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)(b)	549	456,834
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	440	316,087
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(b)	98	95,095
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	185	136,351
3.50%, 01/23/25 (Call 10/23/24)	129	124,989
3.50%, 04/01/25 (Call 03/01/25)	45	43,434
3.50%, 11/16/26 (Call 11/16/25)	755	709,708
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(b)	164	153,527
3.75%, 05/22/25 (Call 02/22/25)	125	120,795
3.75%, 02/25/26 (Call 11/25/25)	454	435,218
3.80%, 03/15/30 (Call 12/15/29)	119	108,290
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	304	281,206
3.85%, 01/26/27 (Call 01/26/26)	842	799,016
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.645%)(b)	436	361,810
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	802	754,899
4.25%, 10/21/25	316	306,384
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(b)	250	215,853
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	50	48,107
4.75%, 10/21/45 (Call 04/21/45)	702	630,249
4.80%, 07/08/44 (Call 01/08/44)	607	540,807
5.15%, 05/22/45	208	191,316
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(b)	250	249,150
5.95%, 01/15/27	313	316,055
6.13%, 02/15/33(a)	716	759,769
6.25%, 02/01/41	853	901,058
6.45%, 05/01/36	270	280,859
6.75%, 10/01/37	1,108	1,174,835
HSBC Bank USA NA/New York
5.63%, 08/15/35(a)	308	292,649
5.88%, 11/01/34	250	243,222
7.00%, 01/15/39	265	286,200
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	1,791	1,592,271
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	500	465,675
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	301	252,109

Security	Par (000)	Value

Banks (continued)
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	$955	$851,039
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	110	87,226
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(b)	500	479,430
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	1,327	1,059,649
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	255	210,276
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	470	373,655
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(b)	630	601,253
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	1,100	990,154
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	468	439,255
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	645	621,993
4.30%, 03/08/26	475	459,045
4.38%, 11/23/26	361	343,871
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	1,096	1,034,569
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	50	47,946
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(b)	70	62,137
4.95%, 03/31/30	931	895,724
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	290	276,573
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(b)	400	398,780
6.10%, 01/14/42(a)	569	595,789
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	165	166,790
6.50%, 05/02/36	310	314,538
6.50%, 09/15/37	405	414,031
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(b)	470	459,923
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(b)	347	377,036
Huntington Bancshares Inc.
2.55%, 02/04/30 (Call 11/04/29)	784	639,485
4.00%, 05/15/25 (Call 04/15/25)(a)	133	128,115
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(b)	200	185,156
Huntington National Bank (The),
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	465	440,034
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	680	611,667
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	738	601,787
3.95%, 03/29/27	981	930,635
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	175	164,675
4.05%, 04/09/29	297	276,011
4.55%, 10/02/28	390	374,092

80	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	$20	$17,143
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	240	189,122
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	186	155,903
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(b)	200	134,652
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	80	64,510
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	714	584,230
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	596	510,796
2.95%, 10/01/26 (Call 07/01/26)	129	120,471
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	450	382,108
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	623	516,430
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	177	130,571
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	719	486,950
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(b)	254	186,022
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	974	684,167
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	152	141,938
3.63%, 12/01/27 (Call 12/01/26)	318	298,907
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	606	553,017
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	253	238,890
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	333	280,929
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(b)	359	281,302
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	695	550,655
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	494	463,155
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	355	286,066
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	40	39,002
4.13%, 12/15/26	437	420,556
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	399	376,740
4.25%, 10/01/27	308	297,848
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	501	419,823
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(b)	542	516,510
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	207	196,331
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	815	762,106
4.85%, 02/01/44	335	314,237

Security	Par (000)	Value

Banks (continued)
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	$1,250	$1,200,400
4.95%, 06/01/45	179	163,703
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	380	377,830
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	655	647,854
5.40%, 01/06/42	476	474,867
5.50%, 10/15/40	396	398,412
5.60%, 07/15/41	503	509,484
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)(b)	485	484,830
6.40%, 05/15/38	863	949,145
7.63%, 10/15/26	164	174,339
7.75%, 07/15/25	63	65,514
8.00%, 04/29/27	571	626,261
8.75%, 09/01/30	14	16,722
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	250	233,945
3.40%, 05/20/26	250	223,155
6.95%, 02/01/28(a)	5	4,922
KeyCorp
2.25%, 04/06/27	125	107,323
2.55%, 10/01/29	393	310,957
4.10%, 04/30/28	20	17,958
4.15%, 10/29/25(a)	12	11,342
Lloyds Bank PLC, 3.50%, 05/14/25	210	201,558
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	1,337	1,193,874
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	410	388,840
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	405	367,655
3.75%, 01/11/27	30	28,191
4.34%, 01/09/48	270	201,261
4.38%, 03/22/28	296	280,226
4.45%, 05/08/25	300	292,722
4.55%, 08/16/28	65	61,631
4.58%, 12/10/25	291	280,082
4.65%, 03/24/26	280	270,245
5.30%, 12/01/45(a)	277	242,796
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	200	199,790
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(b)	330	353,806
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	175	140,494
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	384	303,713
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	235	187,450
2.76%, 09/13/26	20	18,442
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	230	187,577
3.29%, 07/25/27	27	25,089
3.68%, 02/22/27	70	66,624
3.74%, 03/07/29	1,137	1,052,100
3.75%, 07/18/39	528	435,663
3.85%, 03/01/26	75	72,002
3.96%, 03/02/28	48	45,693
4.05%, 09/11/28(a)	225	213,590

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 03/07/39(a)	$183	$159,140
4.29%, 07/26/38	168	148,613
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	227	220,247
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	15	14,787
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(b)	230	228,172
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(b)	215	166,257
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	200	158,902
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(a)(b)	200	187,020
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	20	15,518
2.56%, 09/13/31	5	3,890
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(b)	30	24,619
2.84%, 09/13/26	50	46,009
3.17%, 09/11/27	30	27,479
4.02%, 03/05/28	235	221,553
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	358	334,272
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	40	39,898
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	395	391,453
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	370	367,654
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	400	396,180
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	400	400,472
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	1,020	905,474
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(b)	405	363,074
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	765	588,071
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	510	393,154
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	313	295,109
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	715	560,960
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	902	679,576
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	325	258,957
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	362	304,873
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(b)	515	326,103
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	15	12,301
3.13%, 07/27/26	985	922,019
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(b)	728	673,225

Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	$327	$290,651
3.63%, 01/20/27	875	826,569
3.70%, 10/23/24	170	166,345
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	821	761,190
3.88%, 01/27/26	633	609,161
3.95%, 04/23/27	740	697,509
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(b)	497	414,249
4.00%, 07/23/25	369	358,055
4.30%, 01/27/45	795	675,798
4.35%, 09/08/26	654	629,782
4.38%, 01/22/47	735	628,785
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	539	511,500
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	216	190,255
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	15	14,190
5.00%, 11/24/25	522	513,888
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	160	156,744
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	130	127,517
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	320	310,618
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	280	260,610
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	290	285,000
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	110	109,344
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.480%)(b)	440	442,270
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	385	374,651
6.25%, 08/09/26	525	536,235
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	75	76,845
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	555	581,468
6.38%, 07/24/42	834	909,560
7.25%, 04/01/32(a)	717	815,286
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,296	1,204,152
3.38%, 01/14/26	1,015	972,999
4.90%, 06/13/28	250	246,995
National Bank of Canada
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(a)(b)	980	961,076
5.25%, 01/17/25	1,185	1,179,750
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(b)	541	515,292
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	379	348,108
4.80%, 04/05/26	376	366,175
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	538	512,526

82	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	$1,010	$962,207
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	200	198,296
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	1,147	1,042,164
3.65%, 08/03/28 (Call 05/03/28)(a)	869	818,885
3.95%, 10/30/25	3,326	3,218,703
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	401	365,925
3.25%, 06/01/25 (Call 05/02/25)	250	239,055
3.30%, 10/30/24 (Call 09/30/24)	25	24,290
3.88%, 04/10/25 (Call 03/10/25)	3,134	3,030,327
4.20%, 11/01/25 (Call 10/02/25)	105	101,130
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	236	197,966
2.60%, 07/23/26 (Call 05/23/26)	146	135,640
3.15%, 05/19/27 (Call 04/19/27)	502	464,767
3.45%, 04/23/29 (Call 01/23/29)	678	611,197
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(b)	80	72,370
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(b)	410	388,664
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	263	260,788
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	218	217,773
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	175	177,056
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	600	609,696
Regions Bank/Birmingham AL, 6.45%, 06/26/37	260	255,590
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	5	4,145
7.38%, 12/10/37	108	114,411
Royal Bank of Canada
2.25%, 11/01/24	319	306,696
2.30%, 11/03/31	295	236,979
3.88%, 05/04/32	30	27,212
4.24%, 08/03/27	265	254,853
4.65%, 01/27/26	437	428,990
4.90%, 01/12/28(a)	400	394,092
5.00%, 02/01/33	440	426,492
5.00%, 05/02/33(a)	430	415,991
5.20%, 07/20/26	225	224,028
5.20%, 08/01/28	270	268,348
6.00%, 11/01/27	220	225,133
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	860	753,713
3.24%, 10/05/26 (Call 08/05/26)	28	25,644
4.40%, 07/13/27 (Call 04/14/27)	1,042	986,597
4.50%, 07/17/25 (Call 04/17/25)	1,716	1,674,112
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(b)	82	81,629
Santander UK Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	390	343,099
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	470	413,506
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(b)	242	193,423

Security	Par (000)	Value

Banks (continued)
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	$80	$72,171
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	1,378	1,322,990
2.65%, 05/19/26(a)	1,958	1,841,558
3.30%, 12/16/24	1,913	1,857,140
3.55%, 08/18/25	2,609	2,518,337
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)(b)	638	611,217
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	200	198,230
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	120	116,485
5.27%, 08/03/26 (Call 07/03/26)	100	100,030
Sumitomo Mitsui Financial Group Inc.
2.22%, 09/17/31	10	7,904
2.63%, 07/14/26	149	137,479
2.75%, 01/15/30	790	671,690
3.01%, 10/19/26	173	160,335
3.04%, 07/16/29	607	529,759
3.20%, 09/17/29	349	305,361
3.35%, 10/18/27(a)	249	229,005
3.36%, 07/12/27	205	190,131
3.45%, 01/11/27	199	186,264
3.54%, 01/17/28	486	448,554
3.78%, 03/09/26(a)	234	224,069
3.94%, 07/19/28	71	66,360
4.31%, 10/16/28	118	111,915
5.77%, 01/13/33	510	515,998
5.78%, 07/13/33	200	202,432
5.80%, 07/13/28	200	202,444
5.85%, 07/13/30	200	202,104
5.88%, 07/13/26	200	201,512
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	400	386,568
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	640	606,138
Toronto-Dominion Bank (The)
2.00%, 09/10/31	596	471,639
3.20%, 03/10/32	70	59,553
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)(b)	1,317	1,229,209
4.46%, 06/08/32	90	83,876
5.52%, 07/17/28	235	235,959
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	5	4,664
2.15%, 12/06/24 (Call 11/05/24)	25	23,868
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(b)	60	55,799
3.63%, 09/16/25 (Call 08/16/25)	254	240,723
3.80%, 10/30/26 (Call 09/30/26)	10	9,233
4.05%, 11/03/25 (Call 09/03/25)	48	46,106
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	415	328,954
2.85%, 10/26/24 (Call 09/26/24)	82	79,123
3.70%, 06/05/25 (Call 05/05/25)	59	56,858
3.88%, 03/19/29 (Call 02/16/29)(a)	76	67,945
4.00%, 05/01/25 (Call 03/01/25)	60	58,144
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(b)	440	392,467
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	100	93,760

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	$455	$451,164
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	180	179,888
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	40	30,313
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	15	11,049
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	700	556,381
3.00%, 07/30/29 (Call 04/30/29)	57	48,809
3.90%, 04/26/28 (Call 03/24/28)	91	85,424
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	685	654,120
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	20	19,085
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	225	205,020
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	140	139,656
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	235	233,851
UBS Group AG
3.75%, 03/26/25	2,935	2,834,241
4.55%, 04/17/26	455	440,322
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	402	351,408
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	170	141,916
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(b)	390	279,205
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	470	395,947
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	1,160	1,079,600
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	50	46,410
3.90%, 05/01/45	107	83,736
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	270	261,130
4.30%, 07/22/27	605	579,330
4.40%, 06/14/46	220	174,414
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	85	82,990
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	879	743,256
4.65%, 11/04/44	237	195,992
4.75%, 12/07/46	317	263,012
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	80	77,619
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	1,185	1,114,943
4.90%, 11/17/45	532	456,323
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	1,475	1,330,465
5.38%, 11/02/43	227	208,892
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	10	9,742
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	290	286,224
5.61%, 01/15/44	535	503,783
5.95%, 12/01/86	335	327,198

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank NA, 5.45%, 08/07/26	$250	$250,852
Westpac Banking Corp.
2.35%, 02/19/25	170	163,088
2.65%, 01/16/30	136	118,825
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	371	285,091
2.70%, 08/19/26	711	663,384
2.85%, 05/13/26	1,292	1,217,529
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(b)	176	166,232
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(b)	577	441,168
3.35%, 03/08/27(a)	1,003	946,912
3.40%, 01/25/28	415	390,328
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(b)	278	243,778
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	235	219,368
Wintrust Financial Corp., 4.85%, 06/06/29	99	88,136

		239,775,103

Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	1,332	1,274,737
4.90%, 02/01/46 (Call 08/01/45)	2,018	1,875,670
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	25	20,990
4.63%, 02/01/44	201	182,534
4.70%, 02/01/36 (Call 08/01/35)	490	469,930
4.90%, 02/01/46 (Call 08/01/45)	255	236,064
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	467	429,505
3.65%, 02/01/26 (Call 11/01/25)	703	679,344
3.75%, 07/15/42(a)	15	12,287
4.00%, 04/13/28 (Call 01/13/28)	341	328,318
4.35%, 06/01/40 (Call 12/01/39)	92	82,308
4.38%, 04/15/38 (Call 10/15/37)	276	252,198
4.44%, 10/06/48 (Call 04/06/48)	438	383,167
4.50%, 06/01/50 (Call 12/01/49)	280	249,262
4.60%, 04/15/48 (Call 10/15/47)	495	445,465
4.60%, 06/01/60 (Call 12/01/59)	85	74,054
4.75%, 01/23/29 (Call 10/23/28)	846	838,301
4.75%, 04/15/58 (Call 10/15/57)	320	286,288
4.90%, 01/23/31 (Call 10/23/30)	244	244,795
4.95%, 01/15/42	454	432,653
5.45%, 01/23/39 (Call 07/23/38)	329	333,849
5.55%, 01/23/49 (Call 07/23/48)	784	802,785
5.80%, 01/23/59 (Call 07/23/58)	379	397,344
5.88%, 06/15/35(a)	65	68,876
8.00%, 11/15/39	109	135,083
8.20%, 01/15/39	274	350,358
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	132	128,135
4.00%, 04/15/38 (Call 10/15/37)	34	29,348
4.50%, 07/15/45 (Call 01/15/45)	114	102,162
Coca-Cola Co. (The)
1.38%, 03/15/31	1,040	820,560
1.65%, 06/01/30	611	503,244
1.75%, 09/06/24	443	427,052
2.00%, 03/05/31	385	319,954

84	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.13%, 09/06/29	$385	$336,093
2.25%, 01/05/32	1,530	1,283,196
2.50%, 06/01/40	208	149,968
2.50%, 03/15/51	466	300,896
2.60%, 06/01/50	405	268,446
2.75%, 06/01/60(a)	360	233,568
2.90%, 05/25/27	310	291,434
3.00%, 03/05/51(a)	468	337,503
3.38%, 03/25/27	500	478,610
3.45%, 03/25/30	428	397,745
4.20%, 03/25/50	202	181,543
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	60	46,252
2.75%, 01/22/30 (Call 10/22/29)	20	17,551
5.25%, 11/26/43	200	193,368
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	43,084
3.15%, 08/01/29 (Call 05/01/29)	45	40,208
3.50%, 05/09/27 (Call 02/09/27)	88	82,782
3.60%, 02/15/28 (Call 11/15/27)	60	55,958
3.70%, 12/06/26 (Call 09/06/26)	20	19,030
3.75%, 05/01/50 (Call 11/01/49)	132	99,942
4.10%, 02/15/48 (Call 08/15/47)	110	87,316
4.50%, 05/09/47 (Call 11/09/46)	127	106,236
4.65%, 11/15/28 (Call 08/15/28)	30	29,152
5.25%, 11/15/48 (Call 05/15/48)	45	41,978
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,861	1,718,243
2.00%, 04/29/30 (Call 01/29/30)	2,017	1,682,077
2.13%, 10/24/24 (Call 09/24/24)	4,028	3,876,467
2.13%, 04/29/32 (Call 01/29/32)	1,035	832,005
2.38%, 10/24/29 (Call 07/24/29)	1,730	1,494,737
3.88%, 05/18/28 (Call 02/18/28)(a)	2,195	2,111,875
5.20%, 10/24/25	590	590,148
Diageo Investment Corp.
4.25%, 05/11/42	80	70,006
7.45%, 04/15/35	550	657,707
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)(a)	150	109,358
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	55	50,767
3.20%, 05/01/30 (Call 02/01/30)(a)	75	66,330
3.35%, 03/15/51 (Call 09/15/50)	145	99,471
3.40%, 11/15/25 (Call 08/15/25)	278	265,907
3.43%, 06/15/27 (Call 03/15/27)	122	114,548
3.80%, 05/01/50 (Call 11/01/49)	184	139,338
4.05%, 04/15/32 (Call 01/15/32)(a)	253	231,700
4.42%, 05/25/25 (Call 03/25/25)	112	109,790
4.42%, 12/15/46 (Call 06/15/46)	163	135,292
4.50%, 11/15/45 (Call 05/15/45)	166	141,459
4.50%, 04/15/52 (Call 10/15/51)	240	203,974
4.60%, 05/25/28 (Call 02/25/28)	295	287,808
5.09%, 05/25/48 (Call 11/25/47)(a)	75	69,161
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,079	1,011,012
4.20%, 07/15/46 (Call 01/15/46)	562	444,986
5.00%, 05/01/42	472	426,320
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	244	200,671
2.25%, 03/19/25 (Call 02/19/25)	556	532,175

Security	Par (000)	Value

Beverages (continued)
2.38%, 10/06/26 (Call 07/06/26)(a)	$780	$730,392
2.63%, 03/19/27 (Call 01/19/27)	529	492,954
2.63%, 07/29/29 (Call 04/29/29)(a)	1,038	929,581
2.75%, 04/30/25 (Call 01/30/25)	2,155	2,072,420
2.75%, 03/19/30 (Call 12/19/29)	188	167,243
2.75%, 10/21/51 (Call 04/21/51)	100	67,572
2.85%, 02/24/26 (Call 11/24/25)	1,051	1,000,794
2.88%, 10/15/49 (Call 04/15/49)	319	225,807
3.00%, 10/15/27 (Call 07/15/27)	1,393	1,308,668
3.38%, 07/29/49 (Call 01/29/49)	168	129,538
3.45%, 10/06/46 (Call 04/06/46)	393	312,388
3.50%, 07/17/25 (Call 04/17/25)	1,006	977,631
3.50%, 03/19/40 (Call 09/19/39)	35	28,728
3.63%, 03/19/50 (Call 09/19/49)	269	216,437
3.88%, 03/19/60 (Call 09/19/59)	135	110,542
4.00%, 03/05/42	125	108,325
4.00%, 05/02/47 (Call 11/02/46)	55	48,500
4.45%, 04/14/46 (Call 10/14/45)	527	490,605
4.88%, 11/01/40	115	112,687
5.50%, 01/15/40	55	57,599
7.00%, 03/01/29	207	230,329

		45,830,551

Biotechnology — 1.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	195	185,418
2.20%, 02/21/27 (Call 12/21/26)	1,087	987,648
2.30%, 02/25/31 (Call 11/25/30)	124	102,299
2.45%, 02/21/30 (Call 11/21/29)	825	701,539
2.60%, 08/19/26 (Call 05/19/26)	449	417,449
2.77%, 09/01/53 (Call 03/01/53)	235	140,537
3.00%, 01/15/52 (Call 07/15/51)(a)	250	162,457
3.13%, 05/01/25 (Call 02/01/25)	952	915,491
3.15%, 02/21/40 (Call 08/21/39)	70	52,206
3.20%, 11/02/27 (Call 08/02/27)	623	578,879
3.38%, 02/21/50 (Call 08/21/49)(a)	235	164,528
4.20%, 03/01/33 (Call 12/01/32)	305	280,353
4.20%, 02/22/52 (Call 08/22/51)	190	151,204
4.40%, 05/01/45 (Call 11/01/44)	551	462,515
4.40%, 02/22/62 (Call 08/22/61)	260	205,829
4.56%, 06/15/48 (Call 12/15/47)	377	321,328
4.66%, 06/15/51 (Call 12/15/50)	948	814,512
4.88%, 03/01/53 (Call 09/01/52)	55	48,696
4.95%, 10/01/41	157	143,423
5.15%, 03/02/28 (Call 02/02/28)	330	329,601
5.15%, 11/15/41 (Call 05/15/41)	295	275,837
5.25%, 03/02/33 (Call 12/02/32)	1,085	1,078,837
5.65%, 06/15/42 (Call 12/15/41)	143	140,462
5.65%, 03/02/53 (Call 09/02/52)	685	679,075
5.75%, 03/15/40	105	103,503
5.75%, 03/02/63 (Call 09/02/62)	540	532,661
6.38%, 06/01/37	70	74,549
6.40%, 02/01/39	110	117,250
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	359	349,095
5.25%, 06/23/45 (Call 12/23/44)	170	160,574
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	215	176,835
3.15%, 05/01/50 (Call 11/01/49)	508	331,556
3.25%, 02/15/51 (Call 08/15/50)(a)	85	56,497
4.05%, 09/15/25 (Call 06/15/25)	415	402,525

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
5.20%, 09/15/45 (Call 03/15/45)(a)	$500	$469,300
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	235	202,065
1.65%, 10/01/30 (Call 07/01/30)	1,075	863,762
2.80%, 10/01/50 (Call 04/01/50)	120	77,028
2.95%, 03/01/27 (Call 12/01/26)	1,312	1,222,535
3.50%, 02/01/25 (Call 11/01/24)	1,033	1,005,460
3.65%, 03/01/26 (Call 12/01/25)	1,256	1,207,945
4.00%, 09/01/36 (Call 03/01/36)	230	203,414
4.15%, 03/01/47 (Call 09/01/46)	535	446,950
4.50%, 02/01/45 (Call 08/01/44)	396	347,732
4.60%, 09/01/35 (Call 03/01/35)	360	341,899
4.75%, 03/01/46 (Call 09/01/45)	539	491,870
4.80%, 04/01/44 (Call 10/01/43)	511	469,803
5.65%, 12/01/41 (Call 06/01/41)	357	364,333
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	165	132,226
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	235	145,935
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	92	57,015
3.55%, 09/02/50 (Call 03/02/50)(a)	139	90,645

		19,785,085

Building Materials — 1.7%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	390	327,023
2.72%, 02/15/30 (Call 11/15/29)	450	385,677
3.38%, 04/05/40 (Call 10/05/39)	138	103,699
3.58%, 04/05/50 (Call 10/05/49)	516	368,847
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	378	332,961
4.00%, 06/15/25 (Call 03/15/25)	2,216	2,143,803
4.00%, 03/25/32 (Call 12/25/31)	225	197,991
4.50%, 03/25/52 (Call 09/25/51)	180	138,488
Fortune Brands Innovations Inc., 5.88%, 06/01/33(a)	458	456,521
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	2,126	2,047,466
6.00%, 01/15/36(a)	500	514,340
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	2,438	1,952,131
2.00%, 09/16/31 (Call 06/16/31)	1,169	921,172
Lafarge SA, 7.13%, 07/15/36	55	60,169
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	182	121,834
3.45%, 06/01/27 (Call 03/01/27)	41	38,489
3.50%, 12/15/27 (Call 09/15/27)	70	65,486
4.25%, 12/15/47 (Call 06/15/47)	71	57,646
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	101	84,833
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	40	24,699
3.50%, 11/15/27 (Call 08/15/27)	238	221,242
4.50%, 05/15/47 (Call 11/15/46)(a)	110	86,284
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	5	4,494
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	463	437,350
3.95%, 08/15/29 (Call 05/15/29)	384	357,350
4.20%, 12/01/24 (Call 09/01/24)	565	553,655
4.30%, 07/15/47 (Call 01/15/47)	137	110,070
4.40%, 01/30/48 (Call 07/30/47)	82	66,528

Security	Par (000)	Value

Building Materials (continued)
7.00%, 12/01/36	$167	$183,526
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	905	903,489
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	1,206	1,132,217
4.30%, 02/21/48 (Call 08/21/47)	71	58,618
5.75%, 06/15/43	221	220,514
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	1,370	1,311,446
3.55%, 11/01/24 (Call 08/01/24)	1,961	1,917,525
3.80%, 03/21/29 (Call 12/21/28)	1,065	993,677
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	102	86,775
4.70%, 03/01/48 (Call 09/01/47)	9	7,864

		18,995,899

Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(a)	120	110,256
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	60	55,297
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)	145	144,098
6.35%, 11/15/28 (Call 10/15/28)(a)	90	90,291
6.38%, 07/15/32 (Call 04/15/32)	250	247,480
6.55%, 11/15/30 (Call 09/15/30)	150	150,036
6.70%, 11/15/33 (Call 08/15/33)(a)	110	110,477
CF Industries Inc.
4.95%, 06/01/43	107	90,256
5.38%, 03/15/44	151	133,949
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	167	119,175
4.25%, 10/01/34 (Call 04/01/34)	106	95,551
4.38%, 11/15/42 (Call 05/15/42)	258	212,646
4.63%, 10/01/44 (Call 04/01/44)	138	115,843
4.80%, 11/30/28 (Call 08/30/28)	52	51,240
4.80%, 05/15/49 (Call 11/15/48)	152	128,967
5.25%, 11/15/41 (Call 05/15/41)	213	198,821
5.55%, 11/30/48 (Call 05/30/48)	253	240,183
6.30%, 03/15/33 (Call 12/15/32)	210	222,514
6.90%, 05/15/53 (Call 11/15/52)	105	116,844
7.38%, 11/01/29	108	118,462
9.40%, 05/15/39	174	229,717
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	138	135,174
4.73%, 11/15/28 (Call 08/15/28)	409	403,528
5.32%, 11/15/38 (Call 05/15/38)	475	464,939
5.42%, 11/15/48 (Call 05/15/48)	439	424,675
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	52	49,706
4.65%, 10/15/44 (Call 04/15/44)	205	166,890
4.80%, 09/01/42 (Call 03/01/42)	169	143,249
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	562	438,040
2.13%, 02/01/32 (Call 11/01/31)(a)	170	138,429
2.13%, 08/15/50 (Call 02/15/50)	65	36,937
2.70%, 11/01/26 (Call 08/01/26)	4,614	4,319,212
2.70%, 12/15/51 (Call 06/15/51)	108	68,137
3.25%, 12/01/27 (Call 09/01/27)(a)	2,037	1,910,299
4.80%, 03/24/30 (Call 12/24/29)	935	928,988
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	102	94,414
3.45%, 10/01/29 (Call 07/01/29)	53	46,194

86	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.50%, 10/01/49 (Call 04/01/49)	$66	$49,191
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	266	190,679
4.45%, 09/26/28 (Call 06/26/28)	206	192,515
5.00%, 09/26/48 (Call 03/26/48)	43	34,179
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	58	55,770
3.20%, 01/30/26 (Call 10/30/25)	12	11,545
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	255	215,781
5.25%, 07/15/43	206	183,350
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	47	44,305
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	229	154,156
3.80%, 10/01/60 (Call 04/01/60)	466	304,247
4.20%, 10/15/49 (Call 04/15/49)	187	139,119
4.20%, 05/01/50 (Call 11/01/49)	250	185,405
5.63%, 05/15/33	350	346,472
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	246	193,201
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	57,212
4.88%, 11/15/41 (Call 05/15/41)	15	12,556
5.45%, 11/15/33 (Call 05/15/33)(a)	417	405,699
5.63%, 11/15/43 (Call 05/15/43)	50	46,182
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(a)	138	132,218
3.95%, 05/13/50 (Call 11/13/49)	85	63,887
4.00%, 12/15/26 (Call 09/15/26)	10	9,554
4.13%, 03/15/35 (Call 09/15/34)	332	288,176
4.20%, 04/01/29 (Call 01/01/29)	51	47,977
4.90%, 06/01/43 (Call 12/01/42)	72	62,948
5.00%, 04/01/49 (Call 10/01/48)	176	153,023
5.25%, 01/15/45 (Call 07/15/44)	182	163,867
5.63%, 12/01/40	87	82,615
5.80%, 03/27/53 (Call 09/27/52)	160	156,277
5.88%, 12/01/36	83	82,392
6.13%, 01/15/41 (Call 07/15/40)	35	35,135
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	57	50,252
3.75%, 03/15/28 (Call 12/15/27)	111	104,605
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	19	14,272
4.55%, 03/01/29 (Call 12/01/28)(a)	26	24,394
5.25%, 06/01/45 (Call 12/01/44)	62	53,593
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	100,001
2.95%, 08/15/29 (Call 05/15/29)	27	23,794
3.30%, 05/15/50 (Call 11/15/49)	51	34,639
3.45%, 08/01/25 (Call 05/01/25)	78	75,086
3.45%, 06/01/27 (Call 03/01/27)	125	117,830
3.80%, 08/15/49 (Call 02/15/49)	56	41,942
3.95%, 01/15/26 (Call 10/15/25)	34	32,878
4.00%, 12/15/42 (Call 06/15/42)	65	51,183
4.50%, 06/01/47 (Call 12/01/46)	423	360,421
4.55%, 08/01/45 (Call 02/01/45)	142	118,427
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)	125	73,365
4.38%, 11/15/47 (Call 05/15/47)	15	11,575

Security	Par (000)	Value

Chemicals (continued)
5.00%, 08/15/46 (Call 02/15/46)	$28	$23,583

		18,162,387

Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,256	3,390,883
1.70%, 05/15/28 (Call 03/15/28)	3,878	3,394,762
3.38%, 09/15/25 (Call 06/15/25)	2,336	2,259,987
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	219	193,432
5.25%, 10/01/25 (Call 07/01/25)	80	78,825
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	74	70,944
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	96	70,397
5.40%, 08/15/32 (Call 05/15/32)(a)	30	29,428
5.95%, 08/15/52 (Call 02/15/52)	238	226,129
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)(a)	160	101,261
3.25%, 01/15/28 (Call 10/15/27)	142	132,379
3.25%, 05/20/50 (Call 11/20/49)(a)	89	61,401
4.25%, 02/01/29 (Call 11/01/28)	78	75,117
4.25%, 08/08/32 (Call 05/08/32)	125	117,352
4.88%, 12/17/48 (Call 06/17/48)	188	171,142
5.25%, 07/15/44	180	172,802
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	262	220,206
2.85%, 10/01/29 (Call 07/01/29)	83	73,275
3.25%, 06/01/50 (Call 12/01/49)(a)	300	213,048
5.05%, 06/01/52 (Call 12/01/51)	60	57,989
5.25%, 06/01/62 (Call 12/01/61)(a)	155	147,510
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	450	355,671
2.90%, 10/01/30 (Call 07/01/30)	554	466,479
3.05%, 10/01/41 (Call 04/01/41)	127	86,378
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,986	1,744,006
4.00%, 03/18/29 (Call 12/18/28)	2,052	1,948,990
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	280	152,480
2.50%, 12/01/29 (Call 09/01/29)	66	57,329
3.25%, 12/01/49 (Call 06/01/49)	255	182,103
3.90%, 03/01/62 (Call 09/01/61)	35	27,447
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	450	349,101
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	72	51,310
5.50%, 06/15/45 (Call 12/15/44)	27	24,905

		16,704,468

Computers — 1.8%
Apple Inc.
2.40%, 08/20/50 (Call 02/20/50)	325	208,809
2.55%, 08/20/60 (Call 02/20/60)(a)	1,105	694,548
2.65%, 05/11/50 (Call 11/11/49)	341	227,065
2.65%, 02/08/51 (Call 08/08/50)	370	245,243
2.70%, 08/05/51 (Call 02/05/51)	312	207,361
2.80%, 02/08/61 (Call 08/08/60)	284	182,958
2.85%, 08/05/61 (Call 02/05/61)	272	175,979
2.95%, 09/11/49 (Call 03/11/49)	171	122,014
3.35%, 08/08/32 (Call 05/08/32)(a)	200	183,456
3.45%, 02/09/45	463	374,326

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.75%, 09/12/47 (Call 03/12/47)	$194	$161,575
3.75%, 11/13/47 (Call 05/13/47)	112	93,129
3.85%, 05/04/43	296	256,141
3.85%, 08/04/46 (Call 02/04/46)	623	526,416
3.95%, 08/08/52 (Call 02/08/52)	495	418,092
4.10%, 08/08/62 (Call 02/08/62)	315	263,847
4.25%, 02/09/47 (Call 08/09/46)	302	275,451
4.30%, 05/10/33(a)	220	215,829
4.38%, 05/13/45	573	526,925
4.45%, 05/06/44	228	216,687
4.50%, 02/23/36 (Call 08/23/35)(a)	15	14,985
4.65%, 02/23/46 (Call 08/23/45)	960	917,587
Dell Inc., 6.50%, 04/15/38	145	147,100
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	300	195,891
8.10%, 07/15/36 (Call 01/15/36)	192	220,537
8.35%, 07/15/46 (Call 01/15/46)	300	367,668
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	155	141,396
4.90%, 10/15/25 (Call 07/15/25)	2,428	2,395,343
5.25%, 07/01/28	420	416,451
6.20%, 10/15/35 (Call 04/15/35)	431	446,800
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	180	160,735
5.50%, 01/15/33 (Call 10/15/32)(a)	375	364,012
6.00%, 09/15/41(a)	500	492,325
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	195	126,042
3.30%, 05/15/26	411	391,757
3.30%, 01/27/27(a)	994	939,290
3.45%, 02/19/26(a)	1,230	1,179,078
3.50%, 05/15/29	1,265	1,166,229
4.00%, 06/20/42	220	180,750
4.15%, 05/15/39	180	154,341
4.25%, 05/15/49	645	532,067
4.70%, 02/19/46	105	92,731
4.75%, 02/06/33 (Call 11/06/32)	245	238,983
4.90%, 07/27/52 (Call 01/27/52)	50	45,495
5.10%, 02/06/53 (Call 08/06/52)	45	42,073
5.60%, 11/30/39	151	152,190
5.88%, 11/29/32	132	140,027
6.22%, 08/01/27	345	362,647
6.50%, 01/15/28(a)	67	71,235
7.00%, 10/30/25(a)	473	489,598
7.13%, 12/01/96(a)	85	104,099
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(a)	55	42,729
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	142,596
4.38%, 05/15/30 (Call 02/15/30)	776	715,821
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	145	119,661
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	192	154,669
3.10%, 02/01/32 (Call 11/01/31)	417	310,611
4.75%, 02/15/26 (Call 11/15/25)	207	197,230

		19,948,630

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	492	412,404
4.00%, 08/15/45	262	231,260

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Conopco Inc., Series E, 7.25%, 12/15/26	$70	$74,619
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)(a)	78	66,802
2.60%, 04/15/30 (Call 01/15/30)(a)	41	35,356
3.13%, 12/01/49 (Call 06/01/49)	168	116,392
4.15%, 03/15/47 (Call 09/15/46)(a)	133	111,893
4.38%, 06/15/45 (Call 12/15/44)	124	106,365
6.00%, 05/15/37	64	68,017
Procter & Gamble Co. (The)
2.45%, 11/03/26	346	323,870
2.70%, 02/02/26	66	62,905
2.80%, 03/25/27	584	547,728
2.85%, 08/11/27	956	895,533
3.00%, 03/25/30	266	242,970
3.60%, 03/25/50	55	45,093
5.55%, 03/05/37	690	746,049
5.80%, 08/15/34	45	49,778
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	100	79,606
1.75%, 08/12/31 (Call 05/12/31)	780	623,906
2.00%, 07/28/26(a)	207	191,427
2.13%, 09/06/29 (Call 06/06/29)	192	166,923
2.90%, 05/05/27 (Call 02/05/27)	334	311,742
3.10%, 07/30/25	370	356,843
3.38%, 03/22/25 (Call 01/22/25)(a)	380	369,360
3.50%, 03/22/28 (Call 12/22/27)	156	148,225
5.90%, 11/15/32	342	371,542
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	160	105,486

		6,862,094

Distribution & Wholesale — 0.2%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(c)	880	873,030
6.25%, 06/15/33 (Call 03/15/33)(c)	375	372,120
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	667	633,863
3.75%, 05/15/46 (Call 11/15/45)(a)	178	141,357
4.20%, 05/15/47 (Call 11/15/46)	88	76,217
4.60%, 06/15/45 (Call 12/15/44)	344	315,187

		2,411,774

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	20	17,990
3.00%, 10/29/28 (Call 08/29/28)	555	481,013
3.30%, 01/30/32 (Call 10/30/31)	945	768,162
3.40%, 10/29/33 (Call 07/29/33)	407	322,914
3.50%, 01/15/25 (Call 11/15/24)	251	242,283
3.65%, 07/21/27 (Call 04/21/27)	335	308,438
3.85%, 10/29/41 (Call 04/29/41)	202	149,658
3.88%, 01/23/28 (Call 10/23/27)	262	241,113
4.45%, 10/01/25 (Call 08/01/25)	320	309,878
4.45%, 04/03/26 (Call 02/03/26)	469	451,919
4.63%, 10/15/27 (Call 08/15/27)	181	171,908
5.75%, 06/06/28 (Call 05/06/28)	150	148,525
6.50%, 07/15/25 (Call 06/15/25)	1,684	1,691,797
Affiliated Managers Group Inc., 3.50%, 08/01/25	86	82,061
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	260	207,264
3.00%, 02/01/30 (Call 11/01/29)	214	179,843

88	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 12/01/30 (Call 09/01/30)	$60	$50,099
3.25%, 03/01/25 (Call 01/01/25)	124	118,807
3.25%, 10/01/29 (Call 07/01/29)(a)	217	189,257
3.63%, 04/01/27 (Call 01/01/27)	376	349,360
3.63%, 12/01/27 (Call 09/01/27)(a)	128	117,585
3.75%, 06/01/26 (Call 04/01/26)	349	331,930
4.63%, 10/01/28 (Call 07/01/28)	338	318,599
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)(a)	809	767,539
Ally Financial Inc.
4.63%, 03/30/25	80	77,361
5.13%, 09/30/24	161	158,529
5.80%, 05/01/25 (Call 04/01/25)(a)	201	197,983
8.00%, 11/01/31	817	846,948
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	996	966,977
3.13%, 05/20/26 (Call 04/20/26)	1,012	956,613
3.63%, 12/05/24 (Call 11/04/24)	846	823,818
4.05%, 12/03/42	365	312,389
4.20%, 11/06/25 (Call 10/06/25)	1,477	1,438,347
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	162	150,271
4.99%, 05/01/26, (1-day SOFR + 0.999%)(b)	290	285,896
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(b)	115	109,081
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	470	451,628
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	325	321,444
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	100	99,434
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	430	401,366
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	23	21,514
3.00%, 04/02/25 (Call 03/02/25)	15	14,422
3.70%, 10/15/24	35	34,241
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)(a)	55	55,119
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)(a)	210	162,431
3.50%, 03/30/51 (Call 09/30/50)	98	63,959
3.63%, 02/15/52 (Call 08/15/51)	155	103,233
3.90%, 01/25/28 (Call 10/25/27)	206	192,499
4.25%, 06/02/26 (Call 03/02/26)	237	227,982
4.35%, 04/15/30 (Call 01/15/30)	79	72,937
4.70%, 09/20/47 (Call 03/20/47)	278	229,347
4.85%, 03/29/29 (Call 12/29/28)	287	274,604
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	191	123,797
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	275	195,877
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(b)	130	122,830
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	122	104,675
3.80%, 01/31/28 (Call 12/31/27)	80	73,414
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	55	52,872
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)(b)	365	356,707

Security	Par (000)	Value

Diversified Financial Services (continued)
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(b)	$120	$114,090
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	400	371,816
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	110	104,486
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	135	134,927
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(b)	105	103,710
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	137	131,034
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	300	230,217
2.00%, 03/20/28 (Call 01/20/28)(a)	45	38,765
2.30%, 05/13/31 (Call 02/13/31)(a)	75	60,286
2.90%, 03/03/32 (Call 12/03/31)	460	379,551
3.20%, 01/25/28 (Call 10/25/27)(a)	44	40,106
3.25%, 05/22/29 (Call 02/22/29)	122	108,481
4.00%, 02/01/29 (Call 11/01/28)	45	42,317
4.63%, 03/22/30 (Call 12/22/29)(a)	65	63,139
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	295	227,067
4.10%, 06/15/51 (Call 12/15/50)	64	38,724
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	16,767
3.75%, 06/15/28 (Call 03/15/28)	89	85,671
4.15%, 06/15/48 (Call 12/15/47)(a)	88	77,366
5.30%, 09/15/43 (Call 03/15/43)	65	65,836
Credit Suisse USA Inc., 7.13%, 07/15/32	255	283,443
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	274	254,121
4.50%, 01/30/26 (Call 11/30/25)(a)	50	48,021
6.70%, 11/29/32 (Call 08/29/32)	210	208,906
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	125	117,405
Franklin Resources Inc.
2.85%, 03/30/25	51	48,920
2.95%, 08/12/51 (Call 02/12/51)	30	18,446
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	145	110,358
2.65%, 09/15/40 (Call 03/15/40)	107	74,628
3.00%, 06/15/50 (Call 12/15/49)	382	254,794
3.00%, 09/15/60 (Call 03/15/60)	385	239,301
4.25%, 09/21/48 (Call 03/21/48)	275	231,613
4.60%, 03/15/33 (Call 12/15/32)(a)	320	305,501
4.95%, 06/15/52 (Call 12/15/51)	260	242,182
5.20%, 06/15/62 (Call 12/15/61)	295	280,341
Invesco Finance PLC
3.75%, 01/15/26	135	129,904
5.38%, 11/30/43	181	170,053
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,457	1,427,204
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	35	27,296
4.15%, 01/23/30	87	78,416
6.25%, 01/15/36	53	53,637
6.50%, 01/20/43	65	64,847
Legg Mason Inc.
4.75%, 03/15/26	385	378,513
5.63%, 01/15/44	271	262,323

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	$89	$80,709
2.95%, 03/15/51 (Call 09/15/50)(a)	75	52,390
3.35%, 03/26/30 (Call 12/26/29)	30	27,581
3.65%, 06/01/49 (Call 12/01/48)	260	208,101
3.80%, 11/21/46 (Call 05/21/46)(a)	131	108,172
3.85%, 03/26/50 (Call 09/26/49)	246	204,025
3.95%, 02/26/48 (Call 08/26/47)	108	91,714
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	360	281,563
3.25%, 04/28/50 (Call 10/28/49)(a)	168	111,581
3.85%, 06/30/26 (Call 03/30/26)	155	149,158
3.95%, 03/07/52 (Call 09/07/51)	219	163,954
5.35%, 06/28/28	315	314,931
5.55%, 02/15/34	345	343,651
5.65%, 06/28/25	50	50,061
Nomura Holdings Inc.
2.17%, 07/14/28	225	189,205
2.33%, 01/22/27	45	39,881
2.61%, 07/14/31	457	359,152
2.65%, 01/16/25	262	250,357
2.68%, 07/16/30	333	270,772
2.71%, 01/22/29	206	174,845
3.00%, 01/22/32	231	184,948
3.10%, 01/16/30	451	382,096
5.39%, 07/06/27	320	313,741
6.07%, 07/12/28	200	200,916
6.09%, 07/12/33	200	200,364
ORIX Corp.
3.25%, 12/04/24	7	6,765
3.70%, 07/18/27	56	52,892
4.00%, 04/13/32	125	113,966
5.20%, 09/13/32(a)	145	144,207
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	65	61,487
6.63%, 03/15/25 (Call 09/15/24)(a)	590	589,463
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	167	121,481
4.65%, 04/01/30 (Call 01/01/30)(a)	24	23,206
4.95%, 07/15/46	190	165,800
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	149	110,430
3.70%, 08/04/26 (Call 05/04/26)	195	177,627
3.95%, 12/01/27 (Call 09/01/27)	317	282,938
4.50%, 07/23/25 (Call 04/23/25)	255	243,239
5.15%, 03/19/29 (Call 12/19/28)(a)	506	464,068
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	276	163,240
2.05%, 04/15/30 (Call 01/15/30)	131	111,098
3.65%, 09/15/47 (Call 03/15/47)	263	214,519
4.15%, 12/14/35 (Call 06/14/35)	533	502,827
4.30%, 12/14/45 (Call 06/14/45)	658	594,839
Voya Financial Inc.
3.65%, 06/15/26(a)	80	75,556
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	245	197,818
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	156	149,479
6.20%, 11/17/36(a)	308	308,782

		35,472,611

Security	Par (000)	Value

Electric — 8.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	$480	$326,818
4.70%, 05/15/32 (Call 02/15/32)	395	373,769
5.25%, 05/15/52 (Call 11/15/51)	345	316,151
5.40%, 06/01/33 (Call 03/01/33)	360	356,058
Series G, 4.15%, 05/01/49 (Call 11/01/48)	85	65,450
Series H, 3.45%, 01/15/50 (Call 07/15/49)	180	124,301
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,936	2,833,005
3.20%, 04/15/25 (Call 03/15/25)	441	422,222
3.80%, 06/01/29 (Call 03/01/29)	4,422	4,010,621
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	258	197,006
4.35%, 06/01/48 (Call 12/01/47)	547	448,228
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	899	832,159
3.20%, 09/15/49 (Call 03/15/49)	454	309,828
3.50%, 08/15/46 (Call 02/15/46)	249	182,415
3.75%, 08/15/47 (Call 02/15/47)	254	193,533
4.25%, 09/15/48 (Call 03/15/48)	220	180,444
6.35%, 10/01/36	185	197,582
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	337	257,630
3.60%, 03/01/52 (Call 09/01/51)	610	454,346
3.95%, 03/01/48 (Call 09/01/47)	249	199,581
4.50%, 04/01/44 (Call 10/01/43)	192	166,330
5.30%, 04/01/53 (Call 10/01/52)(a)	40	39,644
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	124	115,752
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	272	227,683
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	123	79,845
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	132	94,414
Series K2, 6.95%, 03/15/33	50	56,068
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	52	47,974
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	220	217,131
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(b)	200	151,068
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	55	47,973
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,002	838,303
2.55%, 06/15/26 (Call 03/15/26)	759	709,126
3.00%, 03/01/50 (Call 09/01/49)	285	188,368
3.65%, 06/15/46 (Call 12/15/45)	284	213,554
3.70%, 08/15/28 (Call 05/15/28)	468	441,694
3.70%, 03/01/45 (Call 09/01/44)	194	149,392
3.80%, 10/01/42 (Call 04/01/42)	90	71,636
4.00%, 03/01/48 (Call 09/01/47)	272	219,085
4.00%, 03/01/49 (Call 09/01/48)	230	183,400
4.35%, 11/15/45 (Call 05/15/45)	104	87,767
4.60%, 08/15/43 (Call 02/15/43)	35	31,068
4.70%, 01/15/44 (Call 07/15/43)	113	100,141
5.90%, 03/15/36	278	287,647
6.45%, 01/15/38	199	214,864
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	61	56,715
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	239	182,610
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	282	192,598
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	633	515,002

90	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 04/15/44 (Call 10/15/43)	$355	$299,719
4.90%, 07/01/33(a)	100	98,473
Series A, 2.05%, 07/01/31 (Call 04/01/31)	485	390,653
Series A, 3.20%, 03/15/27 (Call 12/15/26)	240	225,691
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	409	339,777
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	189	133,547
3.80%, 05/15/28 (Call 02/15/28)	74	70,003
3.85%, 06/15/46 (Call 12/15/45)	235	179,909
3.95%, 03/01/43 (Call 09/01/42)	190	151,162
4.45%, 03/15/44 (Call 09/15/43)	271	230,626
4.50%, 12/01/45 (Call 06/01/45)	198	167,395
4.50%, 05/15/58 (Call 11/15/57)	109	88,893
4.63%, 12/01/54 (Call 06/01/54)	166	140,771
5.70%, 06/15/40	115	112,953
Series 05-A, 5.30%, 03/01/35	300	292,707
Series 06-A, 5.85%, 03/15/36	134	135,193
Series 06-B, 6.20%, 06/15/36	50	52,003
Series 07-A, 6.30%, 08/15/37	93	97,884
Series 08-B, 6.75%, 04/01/38(a)	238	262,740
Series 09-C, 5.50%, 12/01/39	187	180,212
Series 12-A, 4.20%, 03/15/42	139	115,754
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	168	128,932
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	758	683,959
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	236	186,685
Series A, 4.13%, 05/15/49 (Call 11/15/48)	213	168,651
Series B, 3.13%, 11/15/27 (Call 08/15/27)	86	79,852
Series C, 3.00%, 12/01/60 (Call 06/01/60)	215	131,133
Series C, 4.00%, 11/15/57 (Call 05/15/57)	55	42,426
Series C, 4.30%, 12/01/56 (Call 06/01/56)	165	130,131
Series D, 4.00%, 12/01/28 (Call 09/01/28)	209	199,654
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	97,274
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	146	137,928
5.80%, 03/01/33 (Call 12/01/32)	505	514,342
6.25%, 10/01/39	140	141,782
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,330	733,881
4.20%, 09/01/52 (Call 03/01/52)	575	475,249
4.63%, 05/15/33 (Call 11/15/32)	105	101,788
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	134	106,956
Edison International
3.55%, 11/15/24 (Call 10/15/24)	26	25,250
4.13%, 03/15/28 (Call 12/15/27)	208	194,515
4.95%, 04/15/25 (Call 03/15/25)(a)	77	75,843
5.75%, 06/15/27 (Call 04/15/27)	227	227,531
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	105	90,270
6.00%, 05/15/35	65	64,246
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,005	951,011
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	520	325,447
4.20%, 09/01/48 (Call 03/01/48)	250	200,447
4.20%, 04/01/50 (Call 10/01/49)	318	254,664
4.95%, 01/15/45 (Call 01/15/25)	510	448,871
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	335	274,995
3.45%, 01/15/50 (Call 07/15/49)	576	403,332
5.13%, 05/15/33	100	96,716

Security	Par (000)	Value

Electric (continued)
5.45%, 03/01/28 (Call 02/01/28)	$135	$135,487
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,012	980,021
Series L, 2.90%, 10/01/24 (Call 08/01/24)	519	503,456
Series M, 3.30%, 01/15/28 (Call 10/15/27)	208	191,383
Series O, 4.25%, 04/01/29 (Call 01/01/29)	322	305,784
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,242	1,762,167
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	586	557,163
3.95%, 06/15/25 (Call 03/15/25)	680	659,879
4.05%, 04/15/30 (Call 01/15/30)	1,108	1,024,069
4.10%, 03/15/52 (Call 09/15/51)	135	103,978
4.45%, 04/15/46 (Call 10/15/45)	351	289,786
4.70%, 04/15/50 (Call 10/15/49)	384	325,782
4.95%, 06/15/35 (Call 12/15/34)	263	245,784
5.10%, 06/15/45 (Call 12/15/44)	255	232,075
5.60%, 03/15/53 (Call 09/15/52)	205	197,884
5.63%, 06/15/35	255	253,661
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	77	73,625
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	509	355,195
3.70%, 12/01/47 (Call 06/01/47)	199	154,535
3.95%, 03/01/48 (Call 09/01/47)	316	256,165
3.99%, 03/01/49 (Call 09/01/48)	253	204,027
4.05%, 06/01/42 (Call 12/01/41)	206	173,621
4.05%, 10/01/44 (Call 04/01/44)	95	79,689
4.13%, 02/01/42 (Call 08/01/41)	264	224,321
4.13%, 06/01/48 (Call 12/01/47)	159	132,689
4.95%, 06/01/35	261	255,822
5.25%, 02/01/41 (Call 08/01/40)	115	112,580
5.63%, 04/01/34	276	287,415
5.65%, 02/01/37	142	144,563
5.69%, 03/01/40	160	163,963
5.95%, 02/01/38	201	210,459
5.96%, 04/01/39	204	214,981
Iberdrola International BV
5.81%, 03/15/25	1,173	1,175,346
6.75%, 07/15/36(a)	991	1,079,358
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(a)	227	214,363
3.35%, 11/15/27 (Call 08/15/27)	244	226,622
5.30%, 07/01/43 (Call 01/01/43)	478	439,884
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	650	651,547
5.81%, 06/12/33 (Call 03/12/33)(a)	1,535	1,539,436
National Grid USA, 5.80%, 04/01/35	895	881,459
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	51	43,011
3.70%, 03/15/29 (Call 12/15/28)(a)	40	37,144
3.90%, 11/01/28 (Call 08/01/28)(a)	57	53,787
4.02%, 11/01/32 (Call 05/01/32)	161	145,972
4.30%, 03/15/49 (Call 09/15/48)	359	291,580
4.40%, 11/01/48 (Call 05/01/48)	200	164,754
5.05%, 09/15/28	40	39,925
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)(b)	20	19,001
Series C, 8.00%, 03/01/32	258	300,792
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	645	648,154
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	115	72,991

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	$3,053	$2,511,123
2.75%, 11/01/29 (Call 08/01/29)	3,256	2,816,180
3.50%, 04/01/29 (Call 01/01/29)	1,020	931,913
3.55%, 05/01/27 (Call 02/01/27)(a)	2,513	2,368,502
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	5	4,230
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(b)	26	23,032
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	322	254,303
3.10%, 06/01/51 (Call 12/01/50)	338	226,886
3.20%, 05/15/27 (Call 02/15/27)(a)	1,740	1,630,136
3.25%, 05/15/29 (Call 02/15/29)	240	219,871
3.95%, 04/01/30 (Call 01/01/30)	1,318	1,227,269
4.40%, 03/01/44 (Call 09/01/43)	416	357,419
4.55%, 06/01/52 (Call 12/01/51)	40	34,704
5.50%, 03/15/40	185	181,905
Ohio Edison Co., 6.88%, 07/15/36	70	76,197
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	303	236,340
4.15%, 04/01/48 (Call 10/01/47)	170	135,871
5.00%, 06/01/33	90	87,617
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	680	531,699
Series R, 2.90%, 10/01/51 (Call 04/01/51)	545	344,751
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	590	363,422
3.10%, 09/15/49 (Call 03/15/49)	498	338,954
3.75%, 04/01/45 (Call 10/01/44)	368	290,326
3.80%, 09/30/47 (Call 03/30/47)(a)	262	204,538
3.80%, 06/01/49 (Call 12/01/48)	286	221,118
4.10%, 11/15/48 (Call 05/15/48)	225	182,839
4.55%, 12/01/41 (Call 06/01/41)	115	102,674
4.95%, 09/15/52 (Call 03/15/52)	10	9,287
5.25%, 09/30/40	95	93,777
5.30%, 06/01/42 (Call 12/01/41)	20	19,729
5.75%, 03/15/29 (Call 12/15/28)	47	48,425
7.00%, 05/01/32	35	39,123
7.25%, 01/15/33	47	53,579
7.50%, 09/01/38	10	11,926
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	702	442,099
3.95%, 12/01/47 (Call 06/01/47)	120	79,852
4.20%, 06/01/41 (Call 12/01/40)	5	3,632
4.25%, 03/15/46 (Call 09/15/45)	57	38,799
4.30%, 03/15/45 (Call 09/15/44)	115	80,395
4.40%, 03/01/32 (Call 12/01/31)	155	133,581
4.45%, 04/15/42 (Call 10/15/41)	145	107,378
4.50%, 07/01/40 (Call 01/01/40)	395	304,727
4.55%, 07/01/30 (Call 01/01/30)	87	78,180
4.60%, 06/15/43 (Call 12/15/42)	167	124,878
4.75%, 02/15/44 (Call 08/15/43)(a)	275	210,686
4.95%, 07/01/50 (Call 01/01/50)	710	549,433
5.25%, 03/01/52 (Call 09/01/51)	510	402,721
5.90%, 06/15/32 (Call 03/15/32)	599	573,495
6.15%, 01/15/33 (Call 10/15/32)	370	360,302
6.70%, 04/01/53 (Call 10/01/52)	60	58,364
6.75%, 01/15/53 (Call 07/15/52)	540	525,442
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	90	56,992

Security	Par (000)	Value

Electric (continued)
3.00%, 09/15/49 (Call 03/15/49)	$491	$327,212
3.05%, 03/15/51 (Call 09/15/50)	55	36,521
3.15%, 10/15/25 (Call 07/15/25)	448	429,645
3.70%, 09/15/47 (Call 03/15/47)	375	287,486
3.90%, 03/01/48 (Call 09/01/47)	344	273,893
4.15%, 10/01/44 (Call 04/01/44)(a)	283	232,691
4.90%, 06/15/33	123	120,940
5.95%, 10/01/36	51	53,283
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	590	491,210
6.50%, 11/15/37	137	149,586
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	175	118,484
3.95%, 06/01/47 (Call 12/01/46)	115	92,551
4.15%, 10/01/45 (Call 04/01/45)	35	28,972
4.15%, 06/15/48 (Call 12/15/47)	199	164,002
5.00%, 05/15/33 (Call 02/15/33)(a)	285	281,973
5.25%, 05/15/53 (Call 11/15/52)	590	573,492
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	835	627,127
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	437	356,802
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	22	20,278
2.45%, 01/15/30 (Call 10/15/29)	202	173,221
3.00%, 05/15/25 (Call 02/15/25)(a)	41	39,455
3.00%, 05/15/27 (Call 02/15/27)	105	98,384
3.15%, 01/01/50 (Call 07/01/49)(a)	395	277,954
3.20%, 05/15/29 (Call 02/15/29)	100	90,862
3.20%, 08/01/49 (Call 02/01/49)	282	199,225
3.60%, 12/01/47 (Call 06/01/47)	216	164,862
3.65%, 09/01/28 (Call 06/01/28)	55	51,707
3.65%, 09/01/42 (Call 03/01/42)(a)	250	197,285
3.70%, 05/01/28 (Call 02/01/28)	93	88,277
3.80%, 01/01/43 (Call 07/01/42)	130	105,070
3.80%, 03/01/46 (Call 09/01/45)	407	322,104
3.85%, 05/01/49 (Call 11/01/48)	263	208,049
3.95%, 05/01/42 (Call 11/01/41)	96	80,070
4.05%, 05/01/48 (Call 11/01/47)	161	132,440
5.50%, 03/01/40	115	115,583
5.80%, 05/01/37	158	161,400
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	2,227	1,751,357
2.45%, 11/15/31 (Call 08/15/31)	1,325	1,065,446
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,281	1,192,316
4.15%, 05/15/48 (Call 11/15/47)	174	140,923
4.50%, 08/15/40	217	192,349
4.95%, 08/15/28 (Call 07/15/28)	200	198,336
6.00%, 06/01/39	107	109,009
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	208	157,462
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	227	179,639
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	399	273,375
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	130	84,662
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	180	166,556
3.80%, 02/01/38 (Call 08/01/37)	316	257,338
4.00%, 02/01/48 (Call 08/01/47)	397	303,705
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	377	305,227
5.40%, 08/01/26	150	150,235

92	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.50%, 08/01/33 (Call 05/01/33)(a)	$125	$123,971
6.00%, 10/15/39	250	249,452
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	162	134,620
2.85%, 08/01/29 (Call 05/01/29)	65	57,190
3.45%, 02/01/52 (Call 08/01/51)	510	348,468
3.65%, 02/01/50 (Call 08/01/49)	313	226,618
4.00%, 04/01/47 (Call 10/01/46)	322	249,244
4.05%, 03/15/42 (Call 09/15/41)	181	143,144
4.50%, 09/01/40 (Call 03/01/40)	193	164,930
4.65%, 10/01/43 (Call 04/01/43)	217	186,216
4.90%, 06/01/26 (Call 05/01/26)	65	64,619
5.50%, 03/15/40	131	126,457
5.63%, 02/01/36	162	159,504
5.70%, 03/01/53 (Call 09/01/52)	55	53,356
5.88%, 12/01/53 (Call 06/01/53)	90	89,572
6.00%, 01/15/34	325	336,212
6.05%, 03/15/39	54	54,496
6.65%, 04/01/29	186	192,981
Series 04-G, 5.75%, 04/01/35	112	112,917
Series 05-E, 5.35%, 07/15/35(a)	109	107,958
Series 06-E, 5.55%, 01/15/37	15	14,579
Series 08-A, 5.95%, 02/01/38	60	61,041
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	208	159,274
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	20	12,694
Series A, 4.20%, 03/01/29 (Call 12/01/28)	59	55,978
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	67,321
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	121	104,678
Series C, 3.60%, 02/01/45 (Call 08/01/44)	158	114,103
Series C, 4.13%, 03/01/48 (Call 09/01/47)	319	251,509
Series E, 3.70%, 08/01/25 (Call 06/01/25)	20	19,330
Southern California Gas Co., 5.20%, 06/01/33	140	137,438
Toledo Edison Co. (The), 6.15%, 05/15/37	210	216,724

		86,912,206

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	469	375,509
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	145	93,753
5.25%, 11/15/39	15	14,983

		484,245

Electronics — 0.9%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)(a)	70	57,273
2.75%, 09/15/29 (Call 06/15/29)	683	596,806
3.05%, 09/22/26 (Call 06/22/26)(a)	481	449,519
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	500	445,975
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	106	102,674
3.55%, 10/01/27 (Call 07/01/27)	472	437,039
5.41%, 07/01/32 (Call 04/01/32)	358	348,585
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	41	35,712
4.35%, 06/01/29 (Call 03/01/29)	4	3,850
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	370	295,208
5.50%, 06/01/32 (Call 03/01/32)	40	37,883
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	136	133,287

Security	Par (000)	Value

Electronics (continued)
4.88%, 06/15/29 (Call 03/15/29)(a)	$428	$408,796
4.88%, 05/12/30 (Call 02/12/30)	614	587,739
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	150	141,009
4.30%, 06/15/46 (Call 12/15/45)	82	64,808
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	1,875	1,749,750
2.70%, 08/15/29 (Call 05/15/29)	308	274,129
3.81%, 11/21/47 (Call 05/21/47)	222	180,411
4.25%, 01/15/29 (Call 12/15/28)	100	97,126
5.38%, 03/01/41	115	116,051
5.70%, 03/15/36	153	160,333
5.70%, 03/15/37	228	237,973
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	28	25,973
3.35%, 03/01/26 (Call 12/01/25)	85	81,020
3.50%, 02/15/28 (Call 11/15/27)(a)	42	39,413
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	187	163,763
4.55%, 10/30/24 (Call 07/30/24)	404	397,536
4.60%, 04/06/27 (Call 01/06/27)	667	652,213
Legrand France SA, 8.50%, 02/15/25	295	307,260
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	576	566,905
4.90%, 06/15/28 (Call 03/15/28)	420	408,299
Tyco Electronics Group SA, 7.13%, 10/01/37	114	129,637
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	182	153,670
2.95%, 04/01/31 (Call 01/01/31)	204	161,629

		10,049,254

Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	745	612,792
5.14%, 03/15/52	1,265	1,007,788
5.39%, 03/15/62	540	427,934

		2,048,514

Environmental Control — 0.1%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	25	19,847
3.05%, 03/01/50 (Call 09/01/49)	140	95,404
5.70%, 05/15/41 (Call 11/15/40)	80	81,854
6.20%, 03/01/40	80	84,858
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	250	163,632
3.05%, 04/01/50 (Call 10/01/49)	77	52,076
3.50%, 05/01/29 (Call 02/01/29)(a)	71	65,476
4.25%, 12/01/28 (Call 09/01/28)	5	4,806
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	310	189,494
4.10%, 03/01/45 (Call 09/01/44)(a)	47	39,243
4.15%, 07/15/49 (Call 01/15/49)	161	135,473
4.88%, 02/15/29	105	103,943
4.88%, 02/15/34 (Call 11/15/33)	155	151,342

		1,187,448

Food — 2.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	141	150,690
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	170	141,591
3.13%, 04/24/50 (Call 10/24/49)	144	94,252

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.30%, 03/19/25 (Call 12/19/24)	$1,330	$1,282,293
3.95%, 03/15/25 (Call 01/15/25)	393	382,802
4.15%, 03/15/28 (Call 12/15/27)	679	646,490
4.80%, 03/15/48 (Call 09/15/47)	244	210,911
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	228	223,173
4.85%, 11/01/28 (Call 08/01/28)	145	141,082
5.30%, 10/01/26	150	149,402
5.30%, 11/01/38 (Call 05/01/38)	256	236,308
5.40%, 11/01/48 (Call 05/01/48)	358	324,602
7.00%, 10/01/28	78	83,192
8.25%, 09/15/30	194	221,422
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	5	4,697
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	808	651,935
2.88%, 04/15/30 (Call 01/15/30)	1,070	933,586
3.00%, 02/01/51 (Call 08/01/50)	263	176,539
3.20%, 02/10/27 (Call 11/10/26)	682	641,012
4.00%, 04/17/25 (Call 02/17/25)	696	678,259
4.20%, 04/17/28 (Call 01/17/28)	1,027	985,478
5.40%, 06/15/40	87	84,659
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	41,985
3.13%, 11/15/49 (Call 05/15/49)(a)	17	12,078
3.38%, 08/15/46 (Call 02/15/46)	35	25,783
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	335	230,158
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	954	817,206
3.20%, 10/01/26 (Call 07/01/26)	60	56,615
3.90%, 06/01/50 (Call 12/01/49)(a)	253	180,470
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	46	38,759
3.38%, 12/15/27 (Call 09/15/27)	69	64,458
3.50%, 03/15/25	490	474,830
3.55%, 03/15/50 (Call 09/15/49)	121	84,793
4.25%, 03/15/35	216	193,314
4.38%, 03/15/45	87	71,790
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,477	1,209,161
3.25%, 04/01/26	2,006	1,908,829
3.40%, 11/15/27 (Call 08/15/27)	1,289	1,197,984
4.30%, 05/15/28 (Call 02/15/28)	1,074	1,032,544
Series B, 7.45%, 04/01/31	231	260,420
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	193	190,460
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	385	318,437
4.88%, 10/01/49 (Call 04/01/49)	432	381,866
5.00%, 06/04/42	116	105,576
5.20%, 07/15/45 (Call 01/15/45)	445	409,213
5.50%, 06/01/50 (Call 12/01/49)	390	376,295
6.50%, 02/09/40	179	189,237
6.88%, 01/26/39	240	262,867
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	47	38,590
2.65%, 10/15/26 (Call 07/15/26)	163	150,746
3.50%, 02/01/26 (Call 11/01/25)	364	347,646
3.70%, 08/01/27 (Call 05/01/27)	89	84,509
3.88%, 10/15/46 (Call 04/15/46)	172	128,603
3.95%, 01/15/50 (Call 07/15/49)	213	164,553
4.45%, 02/01/47 (Call 08/01/46)	283	235,606

Security	Par (000)	Value

Food (continued)
4.50%, 01/15/29 (Call 10/15/28)	$75	$72,490
4.65%, 01/15/48 (Call 07/15/47)	118	100,509
5.00%, 04/15/42 (Call 10/15/41)	69	61,220
5.15%, 08/01/43 (Call 02/01/43)	131	117,909
5.40%, 07/15/40 (Call 01/15/40)	120	112,717
5.40%, 01/15/49 (Call 07/15/48)(a)	95	90,546
6.90%, 04/15/38	136	148,830
7.50%, 04/01/31	181	203,301
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	295	232,186
2.50%, 04/15/30 (Call 01/15/30)	426	359,190
3.40%, 08/15/27 (Call 05/15/27)	442	413,964
4.20%, 08/15/47 (Call 02/15/47)(a)	228	182,977
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	89,316
2.75%, 04/13/30 (Call 01/13/30)	148	127,820
4.13%, 05/07/28 (Call 02/07/28)	25	24,188
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	114	96,281
3.25%, 07/15/27 (Call 04/15/27)	45	41,947
3.30%, 07/15/26 (Call 04/15/26)	105	99,627
3.30%, 02/15/50 (Call 08/15/49)	170	116,664
4.45%, 03/15/48 (Call 09/15/47)	104	85,899
4.50%, 04/01/46 (Call 10/01/45)	92	76,544
4.85%, 10/01/45 (Call 04/01/45)	118	101,309
5.38%, 09/21/35	30	29,663
5.95%, 04/01/30 (Call 01/01/30)	312	322,820
6.60%, 04/01/40 (Call 10/01/39)	37	39,200
6.60%, 04/01/50 (Call 10/01/49)	360	395,435
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	128	120,270
4.35%, 03/01/29 (Call 12/01/28)	59	55,824
4.55%, 06/02/47 (Call 12/02/46)	113	90,247
4.88%, 08/15/34 (Call 02/15/34)	52	49,372
5.10%, 09/28/48 (Call 03/28/48)	212	183,709
5.15%, 08/15/44 (Call 02/15/44)(a)	75	66,775

		24,038,505

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	200	167,446
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	138	113,469
4.40%, 08/15/47 (Call 02/15/47)	254	206,819
4.80%, 06/15/44 (Call 12/15/43)	150	129,052
5.00%, 09/15/35 (Call 03/15/35)	290	279,319
5.15%, 05/15/46 (Call 11/15/45)(a)	10	8,982
6.00%, 11/15/41 (Call 05/15/41)	284	287,632
7.30%, 11/15/39(a)	25	28,111
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	277	218,728
3.75%, 01/15/31 (Call 10/15/30)	205	173,742
5.00%, 01/15/30 (Call 10/15/29)	542	503,605
6.00%, 01/15/29 (Call 10/15/28)	322	319,730

		2,436,635

Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	40	35,171
2.85%, 02/15/52 (Call 08/15/51)(a)	135	87,186
3.00%, 06/15/27 (Call 03/15/27)	40	37,493

94	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.38%, 09/15/49 (Call 03/15/49)	$308	$219,743
4.13%, 10/15/44 (Call 04/15/44)	174	142,941
4.13%, 03/15/49 (Call 09/15/48)	137	111,419
4.15%, 01/15/43 (Call 07/15/42)	16	13,418
4.30%, 10/01/48 (Call 04/01/48)	50	42,238
5.50%, 06/15/41 (Call 12/15/40)(a)	43	42,230
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	35	28,186
3.95%, 09/15/27 (Call 06/15/27)	420	388,395
4.75%, 09/01/28 (Call 06/01/28)(a)	77	72,925
5.20%, 07/15/25 (Call 04/15/25)	82	80,616
5.50%, 10/01/26	80	79,288
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	280	229,354
4.25%, 09/01/32 (Call 06/01/32)(a)	60	55,885
4.50%, 11/01/48 (Call 05/01/48)	225	185,481
4.66%, 02/01/44 (Call 08/01/43)	169	145,918
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	585	473,944
3.35%, 06/01/50 (Call 12/01/49)(a)	220	144,177
5.05%, 05/15/52 (Call 11/15/51)	237	208,847
5.40%, 06/15/33(a)	100	98,521
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)(a)	259	249,290
5.13%, 11/15/40	70	65,885
5.75%, 06/01/53 (Call 12/01/52)	115	113,783
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	724	675,789
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	193	149,851
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	221	179,781
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	220	166,916
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	72	61,260
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)(a)	80	49,345
3.70%, 04/01/28 (Call 01/01/28)(a)	35	32,516
3.80%, 09/29/46 (Call 03/29/46)	184	130,198
4.15%, 06/01/49 (Call 12/01/48)	186	139,355
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(a)	390	278,651
Series K, 3.80%, 09/15/46 (Call 03/15/46)	90	66,396

		5,282,392

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(c)	110	109,374
6.40%, 04/15/33 (Call 01/15/33)(c)	305	301,609
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	10	7,061
3.25%, 03/01/27 (Call 12/01/26)	30	28,339
4.10%, 03/01/48 (Call 09/01/47)	15	12,610
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	214	177,269
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(b)	272	214,510
4.25%, 11/15/28 (Call 08/15/28)	136	129,223
4.85%, 11/15/48 (Call 05/15/48)(a)	15	12,740
5.20%, 09/01/40	43	39,221

		1,031,956

Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	485	481,071

Security	Par (000)	Value

Health Care - Products (continued)
4.75%, 04/15/43 (Call 10/15/42)	$115	$110,130
4.90%, 11/30/46 (Call 05/30/46)	796	775,328
5.30%, 05/27/40	63	64,655
6.00%, 04/01/39	173	190,795
6.15%, 11/30/37	151	167,423
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	305	244,671
2.60%, 08/15/26 (Call 05/15/26)	180	166,199
3.13%, 12/01/51 (Call 06/01/51)(a)	445	283,002
3.50%, 08/15/46 (Call 02/15/46)	218	146,742
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	8	7,212
4.70%, 03/01/49 (Call 09/01/48)	256	229,309
6.50%, 11/15/35	110	119,328
7.38%, 01/15/40	113	130,735
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	360	229,673
2.80%, 12/10/51 (Call 06/10/51)	438	288,252
4.38%, 09/15/45 (Call 03/15/45)	132	116,469
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	534	458,033
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	21	18,491
3.25%, 11/15/39 (Call 05/15/39)	263	208,919
3.40%, 11/15/49 (Call 05/15/49)(a)	423	315,617
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,754	1,688,892
GE HealthCare Technologies Inc., 6.38%, 11/22/52	150	161,163
HCA Inc., 3.63%, 03/15/32	514	442,138
Medtronic Inc., 4.63%, 03/15/45	402	376,766
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)(a)	195	153,748
3.30%, 09/15/29 (Call 06/15/29)	61	54,225
3.63%, 03/15/51 (Call 09/15/50)(a)	135	93,130
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	320	253,165
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	886	731,898
3.75%, 03/15/51 (Call 09/15/50)(a)	365	266,782
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	78	51,885
4.10%, 04/01/43 (Call 10/01/42)	112	92,513
4.38%, 05/15/44 (Call 11/15/43)	152	130,390
4.63%, 03/15/46 (Call 09/15/45)	261	234,561
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	267	229,185
4.95%, 08/10/26 (Call 07/10/26)	100	99,604
4.98%, 08/10/30 (Call 06/10/30)	65	64,808
5.09%, 08/10/33 (Call 05/10/33)	80	80,380
5.30%, 02/01/44 (Call 08/01/43)	116	115,678
5.40%, 08/10/43	90	90,962
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	650	529,594
4.45%, 08/15/45 (Call 02/15/45)	125	103,753
5.75%, 11/30/39	100	96,263

		10,893,537

Health Care - Services — 2.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	352	263,511
4.13%, 11/15/42 (Call 05/15/42)	96	76,185
4.50%, 05/15/42 (Call 11/15/41)	209	174,421

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 03/15/44 (Call 09/15/43)	$154	$132,397
6.63%, 06/15/36	176	188,825
6.75%, 12/15/37	167	181,940
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	380	350,014
4.55%, 05/15/52 (Call 11/15/51)	100	86,116
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	110	94,095
2.50%, 03/01/31 (Call 12/01/30)	550	438,542
2.63%, 08/01/31 (Call 05/01/31)	607	482,522
3.00%, 10/15/30 (Call 07/15/30)	495	411,979
3.38%, 02/15/30 (Call 02/15/25)	360	307,879
4.63%, 12/15/29 (Call 12/15/24)	380	349,410
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	20	16,730
2.88%, 09/15/29 (Call 06/15/29)	38	33,519
3.13%, 05/15/50 (Call 11/15/49)	165	111,317
3.60%, 03/15/51 (Call 09/15/50)	195	142,941
3.65%, 12/01/27 (Call 09/01/27)	217	204,518
3.70%, 09/15/49 (Call 03/15/49)	245	182,594
4.10%, 03/01/28 (Call 12/01/27)	204	195,371
4.38%, 12/01/47 (Call 06/01/47)	306	258,111
4.55%, 03/01/48 (Call 09/01/47)	212	182,409
4.63%, 05/15/42	248	220,192
4.65%, 01/15/43	276	245,231
4.65%, 08/15/44 (Call 02/15/44)	263	229,410
4.75%, 02/15/33 (Call 11/15/32)	180	174,206
5.10%, 01/15/44	214	197,150
5.13%, 02/15/53 (Call 08/15/52)	120	112,357
5.50%, 10/15/32 (Call 07/15/32)	360	366,721
5.85%, 01/15/36	194	195,752
5.95%, 12/15/34	180	184,235
6.10%, 10/15/52 (Call 04/15/52)	60	63,586
6.38%, 06/15/37	205	216,677
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	95	75,084
3.50%, 09/01/30 (Call 03/01/30)	537	469,010
3.50%, 07/15/51 (Call 01/15/51)	414	275,753
4.13%, 06/15/29 (Call 03/15/29)	786	725,706
4.50%, 02/15/27 (Call 08/15/26)	682	659,126
4.63%, 03/15/52 (Call 09/15/51)	366	293,558
5.13%, 06/15/39 (Call 12/15/38)	262	237,181
5.20%, 06/01/28	35	34,473
5.25%, 04/15/25	212	210,194
5.25%, 06/15/26 (Call 12/15/25)	610	602,491
5.25%, 06/15/49 (Call 12/15/48)	571	498,255
5.50%, 06/01/33 (Call 03/01/33)	185	182,001
5.50%, 06/15/47 (Call 12/15/46)	434	394,415
5.88%, 02/01/29 (Call 08/01/28)	250	251,515
5.90%, 06/01/53 (Call 12/01/52)	85	81,482
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	47	41,784
3.85%, 10/01/24 (Call 07/01/24)	26	25,461
3.95%, 03/15/27 (Call 12/15/26)	187	179,541
3.95%, 08/15/49 (Call 02/15/49)	166	128,673
4.50%, 04/01/25 (Call 03/01/25)	2	1,970
4.63%, 12/01/42 (Call 06/01/42)	284	244,936
4.80%, 03/15/47 (Call 09/15/46)(a)	252	222,665
4.88%, 04/01/30 (Call 01/01/30)	74	71,733
4.95%, 10/01/44 (Call 04/01/44)	271	240,938

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 03/01/33 (Call 12/01/32)	$155	$160,323
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	420	350,423
2.95%, 12/01/29 (Call 09/01/29)	90	79,008
3.60%, 02/01/25 (Call 11/01/24)	335	324,910
3.60%, 09/01/27 (Call 06/01/27)	78	73,926
4.70%, 02/01/45 (Call 08/01/44)	496	424,635
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	210	122,657
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	160	119,112
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	718	609,244
2.95%, 06/30/30 (Call 03/30/30)	868	752,113
3.45%, 06/01/26 (Call 03/01/26)	684	652,967
3.50%, 03/30/25 (Call 12/30/24)	402	388,879
4.20%, 06/30/29 (Call 03/30/29)	429	410,574
4.70%, 03/30/45 (Call 09/30/44)	231	200,776
UnitedHealth Group Inc.
2.00%, 05/15/30	10	8,343
2.30%, 05/15/31 (Call 02/15/31)	100	83,486
2.88%, 08/15/29	131	117,621
2.90%, 05/15/50 (Call 11/15/49)	163	108,328
3.13%, 05/15/60 (Call 11/15/59)	230	151,294
3.25%, 05/15/51 (Call 11/15/50)	275	195,019
3.50%, 08/15/39 (Call 02/15/39)	79	64,551
3.70%, 08/15/49 (Call 02/15/49)	354	273,950
3.75%, 10/15/47 (Call 04/15/47)	290	228,529
3.85%, 06/15/28	20	19,141
3.88%, 12/15/28	130	124,159
3.88%, 08/15/59 (Call 02/15/59)	268	206,387
3.95%, 10/15/42 (Call 04/15/42)	215	179,417
4.00%, 05/15/29 (Call 03/15/29)	210	200,476
4.20%, 05/15/32 (Call 02/15/32)	600	566,598
4.20%, 01/15/47 (Call 07/15/46)	276	233,631
4.25%, 01/15/29 (Call 12/15/28)	410	397,380
4.25%, 03/15/43 (Call 09/15/42)	182	158,799
4.25%, 04/15/47 (Call 10/15/46)	164	139,282
4.25%, 06/15/48 (Call 12/15/47)	305	258,207
4.38%, 03/15/42 (Call 09/15/41)	140	124,135
4.45%, 12/15/48 (Call 06/15/48)	319	279,476
4.50%, 04/15/33 (Call 01/15/33)	335	322,608
4.63%, 07/15/35	343	331,523
4.63%, 11/15/41 (Call 05/15/41)	95	87,048
4.75%, 07/15/45	545	506,632
4.75%, 05/15/52 (Call 11/15/51)	315	286,924
4.95%, 05/15/62 (Call 11/15/61)	240	220,692
5.20%, 04/15/63 (Call 10/15/62)	110	105,247
5.35%, 02/15/33 (Call 11/15/32)	835	856,543
5.70%, 10/15/40 (Call 04/15/40)	78	80,670
5.80%, 03/15/36	189	200,075
5.88%, 02/15/53 (Call 08/15/52)	295	315,113
5.95%, 02/15/41 (Call 08/15/40)	75	78,746
6.05%, 02/15/63 (Call 08/15/62)	300	326,331
6.50%, 06/15/37	126	141,203
6.63%, 11/15/37	209	236,580
6.88%, 02/15/38	253	293,847

		26,396,346

Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	997	931,088

96	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	$80	$62,019
3.85%, 01/15/30 (Call 07/15/29)	49	42,582
3.97%, 08/06/61 (Call 02/06/61)	97	56,535
6.00%, 01/15/43 (Call 10/15/42)	92	80,479
PulteGroup Inc.
6.00%, 02/15/35(a)	127	127,648
6.38%, 05/15/33(a)	135	140,478
7.88%, 06/15/32	57	65,175
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	332	311,519

		886,435

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	160	147,506
3.50%, 11/15/51 (Call 05/15/51)	167	114,871
3.80%, 11/15/24 (Call 08/15/24)	14	13,641
4.40%, 03/15/29 (Call 12/15/28)(a)	180	170,109
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	112	90,590
4.60%, 05/15/50 (Call 11/15/49)(a)	130	106,435
4.75%, 02/26/29 (Call 11/26/28)(a)	11	10,701

		653,853

Household Products & Wares — 0.5%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	135	104,463
2.65%, 04/30/30 (Call 02/01/30)	108	89,988
4.88%, 12/06/28 (Call 09/06/28)	232	226,778
5.75%, 03/15/33 (Call 12/15/32)(a)	325	327,974
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	43	40,453
3.95%, 08/01/47 (Call 02/01/47)	40	32,445
5.00%, 06/15/52 (Call 12/15/51)	90	85,061
5.60%, 11/15/32 (Call 08/15/32)	25	25,857
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	903	733,588
3.10%, 10/01/27 (Call 07/01/27)	221	204,339
3.90%, 05/15/28 (Call 02/15/28)	287	272,469
Kimberly-Clark Corp.
2.75%, 02/15/26	482	459,278
2.88%, 02/07/50 (Call 08/07/49)(a)	169	116,919
3.05%, 08/15/25	1,120	1,077,115
3.10%, 03/26/30 (Call 12/26/29)	151	136,225
3.20%, 04/25/29 (Call 01/25/29)(a)	849	786,981
3.90%, 05/04/47 (Call 11/04/46)	175	144,263
3.95%, 11/01/28 (Call 08/01/28)	386	373,926
5.30%, 03/01/41	93	94,160
6.63%, 08/01/37	429	493,007

		5,825,289

Insurance — 2.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	15	17,833
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(b)	345	324,421
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	61	55,536
4.00%, 10/15/46 (Call 04/15/46)	10	7,735
4.75%, 01/15/49 (Call 07/15/48)	42	37,411
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	9	8,286

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	$56	$52,924
5.35%, 06/01/33(a)	88	86,989
5.55%, 05/09/35	56	55,733
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(b)	156	149,169
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	74	58,540
5.25%, 04/02/30 (Call 01/02/30)(a)	23	22,522
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	155	133,914
4.20%, 04/01/28 (Call 01/01/28)	44	42,044
4.38%, 06/30/50 (Call 12/30/49)	110	91,016
4.50%, 07/16/44 (Call 01/16/44)	255	216,329
4.75%, 04/01/48 (Call 10/01/47)	71	62,463
4.80%, 07/10/45 (Call 01/10/45)	206	181,842
5.13%, 03/27/33 (Call 12/27/32)	165	159,251
6.25%, 05/01/36	55	56,554
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	71	67,339
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	20	17,163
3.75%, 05/02/29 (Call 02/02/29)	55	51,169
4.50%, 12/15/28 (Call 09/15/28)	49	47,421
6.25%, 09/30/40	23	23,945
Aon Global Ltd.
2.60%, 12/02/31 (Call 09/02/31)	15	12,307
4.75%, 05/15/45 (Call 11/15/44)	12	10,459
5.00%, 09/12/32 (Call 06/12/32)	450	439,007
5.35%, 02/28/33 (Call 11/28/32)	65	64,839
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	154	135,078
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	162	116,799
7.35%, 05/01/34	34	37,933
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	28,406
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	5	3,965
3.05%, 03/09/52 (Call 09/09/51)	85	53,344
3.50%, 05/20/51 (Call 11/20/50)	87	60,094
5.50%, 03/02/33 (Call 12/02/32)	100	99,267
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	185	140,047
3.70%, 02/22/30 (Call 11/22/29)	134	115,756
4.90%, 03/27/28 (Call 12/27/27)	20	19,329
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	84	53,186
3.95%, 05/25/51 (Call 11/25/50)	21	14,568
4.13%, 01/12/28 (Call 10/12/27)	71	66,318
6.15%, 04/03/30 (Call 01/03/30)	127	128,242
6.65%, 02/01/33 (Call 11/01/32)	5	5,136
AXA SA, 8.60%, 12/15/30(a)	885	1,068,947
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	27	24,498
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)(b)	85	67,955
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	172	161,288
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	15	12,047

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.88%, 03/15/32 (Call 12/15/31)(a)	$15	$13,104
3.85%, 03/15/52 (Call 09/15/51)	220	174,748
4.20%, 08/15/48 (Call 02/15/48)	426	370,709
4.25%, 01/15/49 (Call 07/15/48)	440	387,266
5.75%, 01/15/40(a)	262	283,481
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,136
4.70%, 06/22/47 (Call 12/22/46)	198	147,152
Brown & Brown Inc.
4.20%, 03/17/32 (Call 12/17/31)	145	129,840
4.50%, 03/15/29 (Call 12/15/28)	15	14,113
4.95%, 03/17/52 (Call 09/17/51)	15	12,654
Chubb Corp. (The)
6.00%, 05/11/37	100	106,383
Series 1, 6.50%, 05/15/38	85	94,675
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	65	43,300
3.05%, 12/15/61 (Call 06/15/61)	85	55,072
3.35%, 05/03/26 (Call 02/03/26)	245	234,710
4.15%, 03/13/43	45	38,465
4.35%, 11/03/45 (Call 05/03/45)	470	410,653
6.70%, 05/15/36	10	11,195
Cincinnati Financial Corp.
6.13%, 11/01/34	55	56,593
6.92%, 05/15/28(a)	56	59,731
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	342	326,210
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(b)	10	7,918
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	15	11,682
4.95%, 06/01/29 (Call 03/01/29)	52	48,668
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	372	352,068
5.00%, 04/20/48 (Call 10/20/47)	247	208,026
7.00%, 04/01/28	304	320,501
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	207	131,958
3.50%, 10/15/50 (Call 04/15/50)	25	17,123
4.87%, 06/01/44	25	21,797
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	105	101,258
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	159	138,282
4.60%, 11/15/24	60	58,918
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	32	31,065
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	102	89,221
2.90%, 09/15/51 (Call 03/15/51)	30	19,092
3.60%, 08/19/49 (Call 02/19/49)(a)	98	71,486
4.30%, 04/15/43	32	25,430
4.40%, 03/15/48 (Call 09/15/47)	58	48,211
5.95%, 10/15/36	90	91,583
6.10%, 10/01/41	133	134,287
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	100	78,448
4.00%, 11/23/51 (Call 05/23/51)(a)	75	49,930
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)(a)	5	4,043
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	51	42,892

Security	Par (000)	Value

Insurance (continued)
3.40%, 01/15/31 (Call 10/15/30)(a)	$25	$21,085
3.63%, 12/12/26 (Call 09/15/26)(a)	56	52,431
3.80%, 03/01/28 (Call 12/01/27)(a)	90	82,529
4.35%, 03/01/48 (Call 09/01/47)	98	71,007
4.38%, 06/15/50 (Call 12/15/49)(a)	88	63,151
6.30%, 10/09/37	55	54,757
7.00%, 06/15/40	48	50,393
Loews Corp., 6.00%, 02/01/35	35	36,148
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	308	288,359
4.15%, 03/04/26	310	301,255
5.38%, 03/04/46	232	223,200
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	17	15,223
4.15%, 09/17/50 (Call 03/17/50)	104	78,478
5.00%, 05/20/49 (Call 11/20/48)	32	28,066
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	292	241,046
3.50%, 03/10/25 (Call 12/10/24)	294	285,530
3.75%, 03/14/26 (Call 12/14/25)	425	410,622
4.20%, 03/01/48 (Call 09/01/47)	219	181,220
4.35%, 01/30/47 (Call 07/30/46)	221	187,233
4.38%, 03/15/29 (Call 12/15/28)	803	777,143
4.75%, 03/15/39 (Call 09/15/38)	27	25,026
4.90%, 03/15/49 (Call 09/15/48)	323	296,604
5.88%, 08/01/33	382	400,092
MetLife Inc.
4.05%, 03/01/45	231	188,836
4.13%, 08/13/42	171	141,709
4.55%, 03/23/30 (Call 12/23/29)(a)	64	62,207
4.60%, 05/13/46 (Call 11/13/45)	119	104,431
4.72%, 12/15/44	115	100,863
4.88%, 11/13/43	250	227,953
5.38%, 07/15/33	35	34,831
5.70%, 06/15/35	127	129,995
5.88%, 02/06/41	232	238,702
6.38%, 06/15/34	135	144,990
6.40%, 12/15/66 (Call 12/15/31)	289	287,720
6.50%, 12/15/32(a)	60	65,047
10.75%, 08/01/69 (Call 08/01/34)	215	275,796
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	1,341	1,430,927
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	36,469
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	103	95,795
3.40%, 05/15/25 (Call 02/15/25)	29	27,925
3.70%, 05/15/29 (Call 02/15/29)	42	38,492
4.30%, 11/15/46 (Call 05/15/46)	77	60,428
4.35%, 05/15/43	113	90,566
4.63%, 09/15/42	137	114,680
6.05%, 10/15/36	123	126,271
Progressive Corp. (The)
2.45%, 01/15/27	59	54,381
3.20%, 03/26/30 (Call 12/26/29)	85	75,866
3.70%, 01/26/45	70	52,764
3.95%, 03/26/50 (Call 09/26/49)	96	76,806
4.00%, 03/01/29 (Call 12/01/28)(a)	129	124,021
4.13%, 04/15/47 (Call 10/15/46)	167	138,740
4.20%, 03/15/48 (Call 09/15/47)	152	127,368
4.35%, 04/25/44	112	94,069

98	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.95%, 06/15/33 (Call 03/15/33)	$100	$98,205
6.25%, 12/01/32	52	55,806
6.63%, 03/01/29(a)	80	87,174
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	300	274,482
2.10%, 03/10/30 (Call 12/10/29)(a)	42	35,185
3.00%, 03/10/40 (Call 09/10/39)	37	27,303
3.70%, 03/13/51 (Call 09/13/50)	371	276,503
3.88%, 03/27/28 (Call 12/27/27)	110	104,881
3.91%, 12/07/47 (Call 06/07/47)	155	120,402
3.94%, 12/07/49 (Call 06/07/49)	280	215,057
4.35%, 02/25/50 (Call 08/25/49)	236	196,305
4.42%, 03/27/48 (Call 09/27/47)	62	52,012
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)	152	136,563
4.60%, 05/15/44	121	106,676
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	105	93,824
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)(b)	263	257,222
5.70%, 12/14/36	243	247,848
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(b)	143	135,178
5.75%, 07/15/33(a)	126	132,571
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(b)	250	239,180
6.63%, 12/01/37	208	229,836
6.63%, 06/21/40	131	141,944
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(b)	125	123,503
Prudential Funding Asia PLC
3.13%, 04/14/30	287	252,712
3.63%, 03/24/32 (Call 12/24/31)	325	286,276
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	41	37,557
3.95%, 09/15/26 (Call 06/15/26)	45	42,851
6.00%, 09/15/33(a)	50	50,252
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	7	6,270
5.75%, 06/05/33	5	4,857
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	10	8,987
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	250	188,440
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,214
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	49	30,687
3.75%, 05/15/46 (Call 11/15/45)(a)	157	121,330
4.00%, 05/30/47 (Call 11/30/46)	238	195,757
4.05%, 03/07/48 (Call 09/07/47)	197	163,226
4.10%, 03/04/49 (Call 09/04/48)	169	139,844
4.30%, 08/25/45 (Call 02/25/45)	154	130,306
4.60%, 08/01/43	185	166,269
5.35%, 11/01/40	300	299,499
6.25%, 06/15/37	223	243,409
6.75%, 06/20/36(a)	204	231,987
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	200	219,520
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	91	87,922
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	13,753

Security	Par (000)	Value

Insurance (continued)
4.13%, 06/15/51 (Call 12/15/50)	$60	$42,393
4.50%, 12/15/49 (Call 06/15/49)	60	45,169
5.75%, 08/15/42	90	82,167
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	2	1,520
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	146	126,537
3.88%, 09/15/49 (Call 03/15/49)	109	76,955
4.50%, 09/15/28 (Call 06/15/28)	63	59,963
5.05%, 09/15/48 (Call 03/15/48)	101	84,805
5.35%, 05/15/33	75	72,430
XLIT Ltd., 5.25%, 12/15/43	370	350,246

		26,246,457

Internet — 0.8%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	230	184,336
2.70%, 02/09/41 (Call 08/09/40)	10	6,382
3.15%, 02/09/51 (Call 08/09/50)	280	169,585
3.25%, 02/09/61 (Call 08/09/60)	302	174,236
4.00%, 12/06/37 (Call 06/06/37)	234	189,886
4.20%, 12/06/47 (Call 06/06/47)	255	189,957
4.40%, 12/06/57 (Call 06/06/57)	268	197,712
4.50%, 11/28/34 (Call 05/28/34)	246	220,721
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	232	138,815
2.25%, 08/15/60 (Call 02/15/60)(a)	352	205,290
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	556	353,983
2.70%, 06/03/60 (Call 12/03/59)	1,050	646,117
3.10%, 05/12/51 (Call 11/12/50)	625	445,919
3.15%, 08/22/27 (Call 05/22/27)	135	126,955
3.25%, 05/12/61 (Call 11/12/60)	352	244,165
3.88%, 08/22/37 (Call 02/22/37)	548	494,175
3.95%, 04/13/52 (Call 10/13/51)	505	421,180
4.05%, 08/22/47 (Call 02/22/47)	621	536,265
4.10%, 04/13/62 (Call 10/13/61)(a)	280	232,056
4.25%, 08/22/57 (Call 02/22/57)	668	577,793
4.70%, 12/01/32 (Call 09/01/32)	150	148,997
4.80%, 12/05/34 (Call 06/05/34)	280	280,977
4.95%, 12/05/44 (Call 06/05/44)	420	414,057
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	200	158,554
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	118	111,342
3.60%, 06/01/26 (Call 03/01/26)	55	52,852
4.63%, 04/13/30 (Call 01/13/30)	36	35,193
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	159	150,600
2.70%, 03/11/30 (Call 12/11/29)	110	93,761
3.60%, 06/05/27 (Call 03/05/27)	118	111,353
3.65%, 05/10/51 (Call 11/10/50)	325	231,764
4.00%, 07/15/42 (Call 01/15/42)	291	227,614
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)(a)	230	200,252
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	250	211,915
4.65%, 08/15/62 (Call 02/15/62)	260	220,904

		8,405,663

Iron & Steel — 0.1%
ArcelorMittal SA
6.75%, 03/01/41	25	24,880
6.80%, 11/29/32 (Call 08/29/32)	137	140,936

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
7.00%, 10/15/39(a)	$69	$71,039
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	390	237,541
3.95%, 05/01/28 (Call 02/01/28)	101	96,016
4.40%, 05/01/48 (Call 11/01/47)	125	103,895
5.20%, 08/01/43 (Call 02/01/43)	215	206,090
6.40%, 12/01/37	225	243,763
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	65	62,622
3.25%, 10/15/50 (Call 04/15/50)(a)	121	78,173
3.45%, 04/15/30 (Call 01/15/30)	31	27,513

		1,292,468

Leisure Time — 0.1%
Brunswick Corp.
4.40%, 09/15/32 (Call 06/15/32)(a)	67	57,513
5.10%, 04/01/52 (Call 10/01/51)(a)	112	82,303
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,022	981,028

		1,120,844

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	77	68,049
3.70%, 01/15/31 (Call 10/15/30)	52	44,608
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)(a)	81	81,081
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	90	86,763
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	57,749
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	252	238,656
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	242	205,547
Series R, 3.13%, 06/15/26 (Call 03/15/26)	306	287,420
Series X, 4.00%, 04/15/28 (Call 01/15/28)	87	81,714
Sands China Ltd., 5.65%, 08/08/28 (Call 05/08/28)	500	471,855

		1,623,442

Machinery — 1.6%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	25	24,084
4.38%, 05/08/42(a)	185	158,179
Caterpillar Financial Services Corp.
2.15%, 11/08/24	223	214,707
2.40%, 08/09/26	519	483,173
3.25%, 12/01/24	108	105,242
4.35%, 05/15/26	100	98,396
5.15%, 08/11/25	100	100,013
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	99	88,549
2.60%, 04/09/30 (Call 01/09/30)	73	64,208
3.25%, 09/19/49 (Call 03/19/49)	255	192,290
3.25%, 04/09/50 (Call 10/09/49)	110	83,221
3.80%, 08/15/42	346	293,259
4.30%, 05/15/44 (Call 11/15/43)	121	108,700
4.75%, 05/15/64 (Call 11/15/63)	107	98,864
5.20%, 05/27/41	86	87,092
5.30%, 09/15/35(a)	104	107,477
6.05%, 08/15/36	170	186,368
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	755	675,393
1.88%, 01/15/26 (Call 12/15/25)	60	55,099
3.95%, 05/23/25	1,122	1,089,810
4.55%, 04/10/28 (Call 03/10/28)	90	87,037
5.45%, 10/14/25(a)	2,117	2,110,077

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	$1,769	$1,670,237
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	89	85,727
2.88%, 09/07/49 (Call 03/07/49)	173	125,088
3.10%, 04/15/30 (Call 01/15/30)	84	75,981
3.75%, 04/15/50 (Call 10/15/49)(a)	78	66,629
3.90%, 06/09/42 (Call 12/09/41)	46	40,357
5.38%, 10/16/29	85	87,705
7.13%, 03/03/31	20	23,158
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	50	43,973
3.15%, 11/15/25 (Call 08/15/25)	95	90,424
5.38%, 10/15/35(a)	25	25,154
5.38%, 03/01/41 (Call 12/01/40)	15	14,319
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	72	57,127
3.50%, 10/01/30 (Call 07/01/30)	204	174,767
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	285	234,772
John Deere Capital Corp.
1.75%, 03/09/27	49	44,011
2.05%, 01/09/25	78	74,814
2.25%, 09/14/26	167	154,609
2.45%, 01/09/30	142	123,676
2.65%, 06/10/26	145	136,133
2.80%, 09/08/27	129	119,359
2.80%, 07/18/29	56	50,502
3.05%, 01/06/28	140	130,462
3.40%, 09/11/25	125	120,765
3.45%, 03/13/25	91	88,655
3.45%, 03/07/29	110	102,404
3.90%, 06/07/32	85	79,185
4.35%, 09/15/32(a)	65	63,030
4.70%, 06/10/30	125	123,422
4.75%, 06/08/26	125	124,307
4.95%, 06/06/25	80	79,645
4.95%, 07/14/28	40	40,135
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	57	53,929
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)(a)	554	487,442
4.60%, 05/15/28 (Call 02/15/28)(a)	908	886,608
Otis Worldwide Corp.
3.36%, 02/15/50 (Call 08/15/49)(a)	89	64,039
5.25%, 08/16/28 (Call 07/16/28)	60	60,409
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	45	27,773
2.88%, 03/01/25 (Call 12/01/24)	84	81,096
3.50%, 03/01/29 (Call 12/01/28)	158	148,089
4.20%, 03/01/49 (Call 09/01/48)	76	65,789
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	21	20,252
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,871	1,641,877
2.25%, 01/30/31 (Call 10/30/30)	1,640	1,347,194
3.25%, 11/01/26 (Call 08/01/26)(a)	1,780	1,675,033

		17,541,300

Manufacturing — 1.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,077	1,022,805
2.25%, 09/19/26 (Call 06/19/26)(a)	1,095	1,007,794
2.38%, 08/26/29 (Call 05/26/29)(a)	798	685,817

100	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.65%, 04/15/25 (Call 03/15/25)(a)	$971	$926,120
2.88%, 10/15/27 (Call 07/15/27)(a)	2,745	2,527,816
3.00%, 08/07/25(a)	2,044	1,960,707
3.05%, 04/15/30 (Call 01/15/30)(a)	1,205	1,075,583
3.63%, 09/14/28 (Call 06/14/28)	1,040	972,878
Carlisle Companies Inc. 2.75%, 03/01/30 (Call 12/01/29)	182	154,083
3.75%, 12/01/27 (Call 09/01/27)	16	15,095
Eaton Corp. 3.10%, 09/15/27 (Call 06/15/27)	61	57,194
3.92%, 09/15/47 (Call 03/15/47)(a)	70	57,338
4.00%, 11/02/32	189	176,585
4.15%, 11/02/42	116	100,836
4.70%, 08/23/52 (Call 02/23/52)	50	46,493
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	665	616,282
General Electric Co. 4.35%, 05/01/50 (Call 11/01/49)	55	45,712
5.88%, 01/14/38	95	99,765
6.75%, 03/15/32	525	585,291
6.88%, 01/10/39	107	124,334
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	40	37,462
3.90%, 09/01/42 (Call 03/01/42)	99	85,357
4.88%, 09/15/41 (Call 03/15/41)	15	14,545
Parker-Hannifin Corp. 3.25%, 06/14/29 (Call 03/14/29)	13	11,754
4.00%, 06/14/49 (Call 12/14/48)	172	139,303
4.10%, 03/01/47 (Call 09/01/46)	53	43,660
4.20%, 11/21/34 (Call 05/21/34)	171	154,784
4.45%, 11/21/44 (Call 05/21/44)	16	13,801
6.25%, 05/15/38	87	91,834
Pentair Finance Sarl 4.50%, 07/01/29 (Call 04/01/29)(a)	651	608,503
5.90%, 07/15/32 (Call 04/15/32)	215	217,513
Teledyne Technologies Inc. 2.25%, 04/01/28 (Call 02/01/28)	202	176,132
2.75%, 04/01/31 (Call 01/01/31)	1,836	1,530,655
Textron Inc. 3.00%, 06/01/30 (Call 03/01/30)	27	23,374
3.65%, 03/15/27 (Call 12/15/26)	5	4,705
3.90%, 09/17/29 (Call 06/17/29)	4	3,678
4.00%, 03/15/26 (Call 12/15/25)	58	55,956

		15,471,544

Media — 2.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital 2.80%, 04/01/31 (Call 01/01/31)	27	21,737
3.70%, 04/01/51 (Call 10/01/50)	315	195,171
3.85%, 04/01/61 (Call 10/01/60)(a)	400	238,772
3.90%, 06/01/52 (Call 12/01/51)	444	283,414
3.95%, 06/30/62 (Call 12/30/61)	304	183,008
4.40%, 04/01/33 (Call 01/01/33)(a)	200	176,036
4.40%, 12/01/61 (Call 06/01/61)	287	188,886
4.80%, 03/01/50 (Call 09/01/49)	423	312,178
5.13%, 07/01/49 (Call 01/01/49)	256	196,872
5.25%, 04/01/53 (Call 10/01/52)	224	177,061
5.38%, 04/01/38 (Call 10/01/37)	97	81,969
5.38%, 05/01/47 (Call 11/01/46)	526	419,601
5.50%, 04/01/63 (Call 10/01/62)	222	174,536

Security	Par (000)	Value

Media (continued)
5.75%, 04/01/48 (Call 10/01/47)	$506	$426,103
6.38%, 10/23/35 (Call 04/23/35)	464	449,885
6.48%, 10/23/45 (Call 04/23/45)	715	656,442
6.83%, 10/23/55 (Call 04/23/55)	224	208,871
Comcast Corp. 2.45%, 08/15/52 (Call 02/15/52)(a)	677	396,417
2.65%, 02/01/30 (Call 11/01/29)	59	51,279
2.65%, 08/15/62 (Call 02/15/62)	172	98,401
2.80%, 01/15/51 (Call 07/15/50)	65	41,059
2.89%, 11/01/51 (Call 05/01/51)	696	444,744
2.94%, 11/01/56 (Call 05/01/56)	962	597,739
2.99%, 11/01/63 (Call 05/01/63)	755	455,401
3.20%, 07/15/36 (Call 01/15/36)	159	128,485
3.25%, 11/01/39 (Call 05/01/39)	76	58,522
3.40%, 04/01/30 (Call 01/01/30)	89	81,031
3.40%, 07/15/46 (Call 01/15/46)	261	190,679
3.45%, 02/01/50 (Call 08/01/49)	286	208,597
3.75%, 04/01/40 (Call 10/01/39)	116	95,400
3.90%, 03/01/38 (Call 09/01/37)	83	70,637
3.97%, 11/01/47 (Call 05/01/47)	360	288,540
4.00%, 08/15/47 (Call 02/15/47)	196	157,096
4.00%, 03/01/48 (Call 09/01/47)	246	197,723
4.00%, 11/01/49 (Call 05/01/49)	412	328,104
4.05%, 11/01/52 (Call 05/01/52)	439	350,967
4.15%, 10/15/28 (Call 07/15/28)	80	77,100
4.20%, 08/15/34 (Call 02/15/34)	315	287,771
4.25%, 10/15/30 (Call 07/15/30)	37	35,190
4.25%, 01/15/33	75	70,397
4.40%, 08/15/35 (Call 02/15/35)	43	39,756
4.60%, 10/15/38 (Call 04/15/38)	185	170,006
4.60%, 08/15/45 (Call 02/15/45)	186	162,988
4.65%, 07/15/42	622	558,002
4.70%, 10/15/48 (Call 04/15/48)	521	471,958
4.75%, 03/01/44	175	157,365
4.95%, 10/15/58 (Call 04/15/58)(a)	373	343,652
5.35%, 05/15/53	100	97,838
5.50%, 05/15/64	150	146,148
5.65%, 06/15/35	102	105,593
6.45%, 03/15/37	408	445,148
6.50%, 11/15/35	130	143,807
6.55%, 07/01/39	70	76,970
6.95%, 08/15/37	75	84,711
7.05%, 03/15/33	18	20,500
Discovery Communications LLC 3.95%, 06/15/25 (Call 03/15/25)	49	47,395
3.95%, 03/20/28 (Call 12/20/27)	208	193,380
4.00%, 09/15/55 (Call 03/15/55)	370	241,070
4.13%, 05/15/29 (Call 02/15/29)	29	26,619
4.65%, 05/15/50 (Call 11/15/49)	162	121,003
4.88%, 04/01/43	67	53,150
4.90%, 03/11/26 (Call 12/11/25)	67	65,822
5.00%, 09/20/37 (Call 03/20/37)	177	150,993
5.20%, 09/20/47 (Call 03/20/47)	303	245,169
5.30%, 05/15/49 (Call 11/15/48)	149	121,316
6.35%, 06/01/40	190	181,999
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	120	101,590
Fox Corp. 3.50%, 04/08/30 (Call 01/08/30)(a)	9	8,039
4.71%, 01/25/29 (Call 10/25/28)	146	140,734

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.48%, 01/25/39 (Call 07/25/38)	$188	$169,967
5.58%, 01/25/49 (Call 07/25/48)	424	377,678
Grupo Televisa SAB 5.25%, 05/24/49 (Call 11/24/48)	152	132,106
6.13%, 01/31/46 (Call 07/31/45)(a)	210	202,215
6.63%, 01/15/40(a)	169	172,645
NBCUniversal Media LLC 4.45%, 01/15/43	150	131,195
5.95%, 04/01/41	105	109,688
6.40%, 04/30/40	45	48,725
Paramount Global 2.90%, 01/15/27 (Call 10/15/26)	28	25,231
3.38%, 02/15/28 (Call 11/15/27)	70	62,113
3.70%, 06/01/28 (Call 03/01/28)	36	32,230
4.20%, 06/01/29 (Call 03/01/29)(a)	97	86,665
4.20%, 05/19/32 (Call 02/19/32)	187	155,562
4.38%, 03/15/43	246	169,455
4.60%, 01/15/45 (Call 07/15/44)	158	109,511
4.85%, 07/01/42 (Call 01/01/42)	140	101,448
4.90%, 08/15/44 (Call 02/15/44)	99	70,561
4.95%, 01/15/31 (Call 10/15/30)(a)	264	235,794
4.95%, 05/19/50 (Call 11/19/49)(a)	230	168,089
5.25%, 04/01/44 (Call 10/01/43)	109	81,629
5.50%, 05/15/33	93	84,157
5.85%, 09/01/43 (Call 03/01/43)	321	265,550
5.90%, 10/15/40 (Call 04/15/40)	97	81,122
6.88%, 04/30/36	238	229,142
7.88%, 07/30/30	69	73,001
Thomson Reuters Corp. 5.50%, 08/15/35(a)	30	29,332
5.65%, 11/23/43 (Call 05/23/43)	97	88,243
5.85%, 04/15/40(a)	26	25,418
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	213	236,747
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	71	51,892
5.50%, 09/01/41 (Call 03/01/41)	243	199,265
5.88%, 11/15/40 (Call 05/15/40)	220	190,663
6.55%, 05/01/37	306	290,379
6.75%, 06/15/39	291	280,774
7.30%, 07/01/38	325	328,439
TWDC Enterprises 18 Corp. 1.85%, 07/30/26(a)	51	46,708
2.95%, 06/15/27(a)	46	43,137
3.00%, 02/13/26	44	41,890
3.00%, 07/30/46	107	73,265
3.15%, 09/17/25	83	79,673
4.13%, 06/01/44(a)	336	282,418
4.38%, 08/16/41	193	168,350
Series B, 7.00%, 03/01/32	20	22,430
Series E, 4.13%, 12/01/41	113	96,095
Walt Disney Co. (The) 2.00%, 09/01/29 (Call 06/01/29)	169	143,317
2.75%, 09/01/49 (Call 03/01/49)	716	459,429
3.35%, 03/24/25	150	145,587
3.38%, 11/15/26 (Call 08/15/26)	42	39,893
3.60%, 01/13/51 (Call 07/13/50)	625	468,875
3.70%, 10/15/25 (Call 07/15/25)	35	33,973
3.70%, 03/23/27	104	100,186
3.80%, 03/22/30	19	17,768
3.80%, 05/13/60 (Call 11/13/59)(a)	387	291,701

Security	Par (000)	Value

Media (continued)
4.63%, 03/23/40 (Call 09/23/39)	$47	$43,594
4.70%, 03/23/50 (Call 09/23/49)(a)	445	404,661
4.75%, 09/15/44 (Call 03/15/44)	105	95,997
4.75%, 11/15/46 (Call 05/15/46)	193	175,140
4.95%, 10/15/45 (Call 04/15/45)	252	232,921
5.40%, 10/01/43	244	242,756
6.15%, 03/01/37	10	10,537
6.15%, 02/15/41	125	133,951
6.20%, 12/15/34	65	70,443
6.40%, 12/15/35	125	137,000
6.55%, 03/15/33	26	28,722
6.65%, 11/15/37	183	206,098
7.75%, 12/01/45	70	88,977

		23,346,665

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	35	33,164
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	25	21,319
5.25%, 10/01/54 (Call 04/01/54)	30	25,650

		80,133

Mining — 0.4%
AngloGold Ashanti Holdings PLC 3.38%, 11/01/28 (Call 09/01/28)	215	185,513
3.75%, 10/01/30 (Call 07/01/30)	155	128,507
Freeport-McMoRan Inc. 5.40%, 11/14/34 (Call 05/14/34)	245	232,017
5.45%, 03/15/43 (Call 09/15/42)	325	291,245
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	195	187,904
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	47	38,185
2.60%, 07/15/32 (Call 04/15/32)	180	144,655
2.80%, 10/01/29 (Call 07/01/29)	96	82,822
4.88%, 03/15/42 (Call 09/15/41)	419	376,643
5.45%, 06/09/44 (Call 12/09/43)	23	21,876
5.88%, 04/01/35	102	102,996
6.25%, 10/01/39	321	334,684
Rio Tinto Alcan Inc. 5.75%, 06/01/35	91	92,122
6.13%, 12/15/33	295	311,830
7.25%, 03/15/31	92	103,464
Rio Tinto Finance USA Ltd. 2.75%, 11/02/51 (Call 05/02/51)	95	61,275
5.20%, 11/02/40	161	157,886
7.13%, 07/15/28	58	63,303
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	75	63,938
4.75%, 03/22/42 (Call 09/22/41)	172	159,346
5.13%, 03/09/53 (Call 09/09/52)(a)	175	169,062
Southern Copper Corp. 5.88%, 04/23/45(a)	225	220,723
6.75%, 04/16/40	150	162,827
7.50%, 07/27/35	200	226,882

		3,919,705

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp. 3.28%, 12/01/28 (Call 10/01/28)	267	234,076
3.57%, 12/01/31 (Call 09/01/31)	278	235,199
4.25%, 04/01/28 (Call 10/02/23)	80	73,952

		543,227

102	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 2.6%
Apache Corp. 5.10%, 09/01/40 (Call 03/01/40)	$50	$41,708
5.25%, 02/01/42 (Call 08/01/41)	280	229,984
5.35%, 07/01/49 (Call 01/01/49)	10	8,038
6.00%, 01/15/37	60	56,149
BP Capital Markets America Inc. 2.77%, 11/10/50 (Call 05/10/50)	371	233,967
2.94%, 06/04/51 (Call 12/04/50)	398	260,165
3.00%, 02/24/50 (Call 08/24/49)	582	387,496
3.00%, 03/17/52 (Call 09/17/51)	150	98,479
3.02%, 01/16/27 (Call 10/16/26)	10	9,384
3.12%, 05/04/26 (Call 02/04/26)	68	64,652
3.38%, 02/08/61 (Call 08/08/60)	409	274,864
3.41%, 02/11/26 (Call 12/11/25)	70	67,282
3.54%, 04/06/27 (Call 02/06/27)	1	954
3.63%, 04/06/30 (Call 01/06/30)	201	185,577
3.80%, 09/21/25 (Call 07/21/25)	53	51,595
3.94%, 09/21/28 (Call 06/21/28)	153	146,184
4.23%, 11/06/28 (Call 08/06/28)	215	207,512
4.89%, 09/11/33 (Call 06/11/33)	155	150,877
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)	3	2,825
3.72%, 11/28/28 (Call 08/28/28)	159	149,439
Burlington Resources LLC 5.95%, 10/15/36	40	41,959
7.20%, 08/15/31	240	272,114
7.40%, 12/01/31	132	151,953
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	311	220,903
Chevron USA Inc. 2.34%, 08/12/50 (Call 02/12/50)(a)	159	96,550
5.25%, 11/15/43 (Call 05/15/43)	85	83,652
Conoco Funding Co., 7.25%, 10/15/31(a)	325	369,356
ConocoPhillips Co. 4.03%, 03/15/62 (Call 09/15/61)	340	260,246
4.30%, 11/15/44 (Call 05/15/44)	282	241,784
4.88%, 10/01/47 (Call 04/01/47)(a)	40	36,635
5.05%, 09/15/33 (Call 06/15/33)	205	203,770
5.30%, 05/15/53	160	156,314
5.55%, 03/15/54 (Call 09/15/53)	150	150,430
5.70%, 09/15/63 (Call 03/15/63)	150	151,056
5.90%, 10/15/32(a)	296	316,480
5.90%, 05/15/38(a)	305	318,008
5.95%, 03/15/46 (Call 09/15/45)	270	280,851
6.50%, 02/01/39	172	191,617
6.95%, 04/15/29(a)	679	746,751
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	160	133,456
5.00%, 06/15/45 (Call 12/15/44)	145	124,165
5.60%, 07/15/41 (Call 01/15/41)	241	223,583
7.88%, 09/30/31	49	55,072
7.95%, 04/15/32	61	69,217
Diamondback Energy Inc. 3.50%, 12/01/29 (Call 09/01/29)	479	433,308
4.25%, 03/15/52 (Call 09/15/51)	40	30,027
4.40%, 03/24/51 (Call 09/24/50)(a)	153	118,837
6.25%, 03/15/53 (Call 09/15/52)	85	84,723
Eni USA Inc., 7.30%, 11/15/27	170	182,503
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	102	90,128
4.38%, 04/15/30 (Call 01/15/30)	72	69,981

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)	$203	$192,058
EQT Corp. 5.00%, 01/15/29 (Call 07/15/28)	120	114,001
7.00%, 02/01/30 (Call 11/01/29)	405	424,829
Exxon Mobil Corp. 3.10%, 08/16/49 (Call 02/16/49)	231	162,148
3.45%, 04/15/51 (Call 10/15/50)	608	452,206
3.48%, 03/19/30 (Call 12/19/29)	294	271,991
3.57%, 03/06/45 (Call 09/06/44)	103	80,289
4.11%, 03/01/46 (Call 09/01/45)	543	461,040
4.23%, 03/19/40 (Call 09/19/39)	347	310,100
4.33%, 03/19/50 (Call 09/19/49)	515	445,799
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	1,593	1,532,482
5.60%, 02/15/41	85	80,016
6.00%, 01/15/40	76	74,548
7.13%, 03/15/33	493	537,942
7.30%, 08/15/31	722	787,225
7.88%, 10/01/29	526	580,930
Marathon Oil Corp. 4.40%, 07/15/27 (Call 04/15/27)	319	304,151
6.60%, 10/01/37	254	255,654
6.80%, 03/15/32	326	339,832
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	42	41,085
3.80%, 04/01/28 (Call 01/01/28)	205	191,587
4.50%, 04/01/48 (Call 10/01/47)	112	87,764
4.70%, 05/01/25 (Call 04/01/25)	100	98,268
4.75%, 09/15/44 (Call 03/15/44)	143	119,050
5.00%, 09/15/54 (Call 03/15/54)(a)	35	28,588
5.13%, 12/15/26 (Call 09/15/26)	176	175,183
6.50%, 03/01/41 (Call 09/01/40)	261	266,546
Occidental Petroleum Corp. 4.40%, 04/15/46 (Call 10/15/45)	40	30,735
6.13%, 01/01/31 (Call 07/01/30)	5	5,041
6.20%, 03/15/40	165	162,703
6.45%, 09/15/36	425	434,664
6.60%, 03/15/46 (Call 09/15/45)	260	267,301
6.63%, 09/01/30 (Call 03/01/30)	10	10,321
7.50%, 05/01/31	320	346,502
7.88%, 09/15/31	20	22,174
7.95%, 06/15/39	85	95,305
8.88%, 07/15/30 (Call 01/15/30)	10	11,466
Ovintiv Inc. 5.38%, 01/01/26 (Call 10/01/25)	540	536,004
5.65%, 05/15/25	180	179,689
5.65%, 05/15/28 (Call 04/15/28)	180	178,886
6.25%, 07/15/33 (Call 04/15/33)(a)	140	139,698
6.50%, 08/15/34(a)	493	499,665
6.50%, 02/01/38	185	181,994
6.63%, 08/15/37	165	164,269
7.10%, 07/15/53	110	113,817
7.20%, 11/01/31	318	335,302
7.38%, 11/01/31	225	241,105
8.13%, 09/15/30	170	188,629
Phillips 66 3.30%, 03/15/52 (Call 09/15/51)(a)	150	100,225
3.85%, 04/09/25 (Call 03/09/25)	147	143,060
3.90%, 03/15/28 (Call 12/15/27)	106	100,393
4.65%, 11/15/34 (Call 05/15/34)(a)	313	293,447

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, 11/15/44 (Call 05/15/44)	$372	$335,678
5.30%, 06/30/33 (Call 03/30/33)(a)	55	54,424
5.88%, 05/01/42	257	262,266
Shell International Finance BV 3.00%, 11/26/51 (Call 05/26/51)	515	344,921
3.13%, 11/07/49 (Call 05/07/49)	135	93,906
3.25%, 04/06/50 (Call 10/06/49)(a)	345	244,971
3.75%, 09/12/46	130	102,019
4.00%, 05/10/46	375	307,792
4.13%, 05/11/35	557	508,084
4.38%, 05/11/45	480	416,141
4.55%, 08/12/43	105	94,329
6.38%, 12/15/38	750	824,895
Tosco Corp., 8.13%, 02/15/30	510	588,326
TotalEnergies Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	264	253,928
2.83%, 01/10/30 (Call 10/10/29)	360	319,604
2.99%, 06/29/41 (Call 12/29/40)	72	52,726
3.13%, 05/29/50 (Call 11/29/49)	585	404,756
3.39%, 06/29/60 (Call 12/29/59)	142	98,192
3.45%, 02/19/29 (Call 11/19/28)	109	101,365
3.46%, 07/12/49 (Call 01/12/49)	231	171,885
TotalEnergies Capital SA, 3.88%, 10/11/28	248	236,503
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	35	33,093
3.65%, 12/01/51 (Call 06/01/51)	234	159,614
4.00%, 04/01/29 (Call 01/01/29)(a)	40	37,709
4.00%, 06/01/52 (Call 12/01/51)(a)	49	35,806
4.35%, 06/01/28 (Call 03/01/28)	31	29,649
4.90%, 03/15/45	98	84,847
6.63%, 06/15/37	481	511,755
7.50%, 04/15/32	300	335,787

		28,775,238

Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	436	412,256
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc. 3.14%, 11/07/29 (Call 08/07/29)	720	640,159
3.34%, 12/15/27 (Call 09/15/27)	1,512	1,402,607
4.08%, 12/15/47 (Call 06/15/47)	209	166,201
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)	436	380,427
3.80%, 11/15/25 (Call 08/15/25)	70	68,222
4.50%, 11/15/41 (Call 05/15/41)	107	90,084
4.75%, 08/01/43 (Call 02/01/43)	115	99,378
4.85%, 11/15/35 (Call 05/15/35)	307	287,619
5.00%, 11/15/45 (Call 05/15/45)(a)	275	247,781
6.70%, 09/15/38	98	107,788
7.45%, 09/15/39	254	296,532
NOV Inc. 3.60%, 12/01/29 (Call 09/01/29)	302	270,598
3.95%, 12/01/42 (Call 06/01/42)	172	127,246
Schlumberger Investment SA 2.65%, 06/26/30 (Call 03/26/30)(a)	479	414,182
4.50%, 05/15/28	100	98,177
4.85%, 05/15/33	90	87,922

		5,197,179

Security	Par (000)	Value

Packaging & Containers — 0.1%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	$60	$56,868
4.50%, 05/15/28 (Call 02/15/28)(a)	88	84,031
5.63%, 05/26/33 (Call 02/26/33)	230	228,618
Amcor Flexibles North America Inc. 2.63%, 06/19/30 (Call 03/19/30)	377	310,324
2.69%, 05/25/31 (Call 02/25/31)	210	171,129
Packaging Corp. of America 3.00%, 12/15/29 (Call 09/15/29)	26	22,697
4.05%, 12/15/49 (Call 06/15/49)	14	10,869
Sonoco Products Co. 3.13%, 05/01/30 (Call 02/01/30)	14	12,085
5.75%, 11/01/40 (Call 05/01/40)(a)	105	102,053
WestRock MWV LLC 7.95%, 02/15/31(a)	18	20,233
8.20%, 01/15/30(a)	63	71,162
WRKCo Inc. 3.00%, 06/15/33 (Call 03/15/33)(a)	35	28,340
3.38%, 09/15/27 (Call 06/15/27)	24	22,133
3.90%, 06/01/28 (Call 03/01/28)	4	3,712
4.00%, 03/15/28 (Call 12/15/27)	60	55,986
4.20%, 06/01/32 (Call 03/01/32)	40	36,445
4.90%, 03/15/29 (Call 12/15/28)	34	32,737

		1,269,422

Pharmaceuticals — 4.1%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	237	225,325
4.05%, 11/21/39 (Call 05/21/39)	575	493,005
4.25%, 11/14/28 (Call 08/14/28)	7	6,775
4.25%, 11/21/49 (Call 05/21/49)	1,112	936,282
4.30%, 05/14/36 (Call 11/14/35)	412	377,788
4.40%, 11/06/42	600	523,824
4.45%, 05/14/46 (Call 11/14/45)	427	369,329
4.50%, 05/14/35 (Call 11/14/34)	772	726,197
4.70%, 05/14/45 (Call 11/14/44)	682	612,238
4.85%, 06/15/44 (Call 12/15/43)	63	57,544
4.88%, 11/14/48 (Call 05/14/48)	478	440,726
Astrazeneca Finance LLC, 4.88%, 03/03/33 (Call 12/03/32)(a)	295	295,091
AstraZeneca PLC 3.13%, 06/12/27 (Call 03/12/27)	617	578,024
3.38%, 11/16/25	1,050	1,008,756
4.00%, 01/17/29 (Call 10/17/28)	581	557,144
4.00%, 09/18/42	160	137,563
4.38%, 11/16/45	309	274,587
4.38%, 08/17/48 (Call 02/17/48)	191	170,832
6.45%, 09/15/37	933	1,049,159
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	1,032	978,924
4.67%, 06/06/47 (Call 12/06/46)	488	431,348
4.69%, 12/15/44 (Call 06/15/44)	342	303,084
Bristol-Myers Squibb Co. 2.55%, 11/13/50 (Call 05/13/50)	474	289,837
3.25%, 02/27/27(a)	155	148,130
3.25%, 08/01/42	283	211,155
3.70%, 03/15/52 (Call 09/15/51)	315	242,166
3.90%, 03/15/62 (Call 09/15/61)	340	257,659
4.25%, 10/26/49 (Call 04/26/49)	793	669,300
4.35%, 11/15/47 (Call 05/15/47)	415	357,659
4.50%, 03/01/44 (Call 09/01/43)	30	26,651

104	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.55%, 02/20/48 (Call 08/20/47)	$377	$334,041
4.63%, 05/15/44 (Call 11/15/43)	95	86,035
5.00%, 08/15/45 (Call 02/15/45)	124	119,318
Cardinal Health Inc. 3.41%, 06/15/27 (Call 03/15/27)	1,179	1,104,027
3.50%, 11/15/24 (Call 08/15/24)	122	118,522
3.75%, 09/15/25 (Call 06/15/25)	395	381,412
4.37%, 06/15/47 (Call 12/15/46)	112	89,560
4.60%, 03/15/43	127	103,208
4.90%, 09/15/45 (Call 03/15/45)	176	147,381
Cencora Inc. 3.25%, 03/01/25 (Call 12/01/24)	115	111,275
3.45%, 12/15/27 (Call 09/15/27)	78	73,244
4.25%, 03/01/45 (Call 09/01/44)	242	195,751
4.30%, 12/15/47 (Call 06/15/47)	166	138,092
Cigna Group (The) 2.40%, 03/15/30 (Call 12/15/29)	413	347,436
3.20%, 03/15/40 (Call 09/15/39)	55	40,898
3.40%, 03/15/50 (Call 09/15/49)	287	200,487
3.40%, 03/15/51 (Call 09/15/50)	280	195,328
3.88%, 10/15/47 (Call 04/15/47)	341	259,791
4.13%, 11/15/25 (Call 09/15/25)	483	470,263
4.38%, 10/15/28 (Call 07/15/28)	1,096	1,054,560
4.80%, 08/15/38 (Call 02/15/38)	432	396,878
4.80%, 07/15/46 (Call 01/16/46)	304	269,156
4.90%, 12/15/48 (Call 06/15/48)	713	634,206
5.40%, 03/15/33 (Call 12/15/32)	200	200,750
6.13%, 11/15/41	159	165,134
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	133	124,549
3.25%, 08/15/29 (Call 05/15/29)	94	83,950
3.63%, 04/01/27 (Call 02/01/27)	5	4,732
3.75%, 04/01/30 (Call 01/01/30)	58	52,748
3.88%, 07/20/25 (Call 04/20/25)	37	35,889
4.13%, 04/01/40 (Call 10/01/39)	48	39,042
4.25%, 04/01/50 (Call 10/01/49)	111	87,671
4.30%, 03/25/28 (Call 12/25/27)	824	791,930
4.78%, 03/25/38 (Call 09/25/37)	876	785,098
4.88%, 07/20/35 (Call 01/20/35)	260	241,922
5.05%, 03/25/48 (Call 09/25/47)	1,582	1,389,154
5.13%, 07/20/45 (Call 01/20/45)	718	639,286
5.25%, 02/21/33 (Call 11/21/32)	320	312,880
5.30%, 06/01/33 (Call 03/01/33)	200	195,884
5.30%, 12/05/43 (Call 06/05/43)	255	233,402
5.63%, 02/21/53 (Call 08/21/52)	420	397,593
5.88%, 06/01/53 (Call 12/01/52)	280	273,260
6.00%, 06/01/63 (Call 12/01/62)	325	318,165
6.13%, 09/15/39	161	162,734
6.25%, 06/01/27	99	101,872
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)(a)	342	210,641
2.50%, 09/15/60 (Call 03/15/60)(a)	200	118,984
3.10%, 05/15/27 (Call 02/15/27)(a)	73	69,224
3.38%, 03/15/29 (Call 12/15/28)	147	137,467
3.70%, 03/01/45 (Call 09/01/44)(a)	91	75,198
3.95%, 05/15/47 (Call 11/15/46)(a)	150	129,101
3.95%, 03/15/49 (Call 09/15/48)	160	137,632
4.15%, 03/15/59 (Call 09/15/58)	350	297,245
5.50%, 03/15/27(a)	20	20,604
5.55%, 03/15/37	250	264,783

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25	$365	$355,849
3.88%, 05/15/28	123	118,683
4.20%, 03/18/43(a)	94	82,683
5.38%, 04/15/34(a)	54	57,194
6.38%, 05/15/38(a)	447	508,793
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	103	95,824
Johnson & Johnson 2.45%, 09/01/60 (Call 03/01/60)(a)	361	221,585
3.50%, 01/15/48 (Call 07/15/47)	80	65,040
3.70%, 03/01/46 (Call 09/01/45)	483	401,069
3.75%, 03/03/47 (Call 09/03/46)	417	351,677
4.38%, 12/05/33 (Call 06/05/33)	2	1,974
4.50%, 09/01/40	41	39,135
4.50%, 12/05/43 (Call 06/05/43)	132	126,888
4.85%, 05/15/41(a)	153	150,186
4.95%, 05/15/33(a)	25	25,965
5.85%, 07/15/38	312	341,621
5.95%, 08/15/37	213	235,723
McKesson Corp. 3.95%, 02/16/28 (Call 11/16/27)	89	84,943
4.90%, 07/15/28 (Call 06/15/28)	72	71,205
5.10%, 07/15/33	52	51,586
Mead Johnson Nutrition Co. 4.13%, 11/15/25 (Call 08/15/25)	460	447,874
4.60%, 06/01/44 (Call 12/01/43)	120	106,610
5.90%, 11/01/39	216	221,108
Merck & Co. Inc. 2.45%, 06/24/50 (Call 12/24/49)	100	62,136
2.75%, 12/10/51 (Call 06/10/51)(a)	295	193,060
2.90%, 12/10/61 (Call 06/10/61)	540	338,737
3.40%, 03/07/29 (Call 12/07/28)	34	31,649
3.60%, 09/15/42 (Call 03/15/42)	303	247,393
3.70%, 02/10/45 (Call 08/10/44)	590	481,234
3.90%, 03/07/39 (Call 09/07/38)	12	10,484
4.00%, 03/07/49 (Call 09/07/48)	287	242,478
4.05%, 05/17/28(a)	115	112,189
4.15%, 05/18/43	437	386,238
4.30%, 05/17/30	200	193,712
4.50%, 05/17/33 (Call 02/17/33)(a)	205	199,672
4.90%, 05/17/44	110	106,668
5.00%, 05/17/53 (Call 11/17/52)	85	82,931
5.15%, 05/17/63 (Call 11/17/62)	345	335,978
6.50%, 12/01/33	372	417,109
6.55%, 09/15/37	132	148,148
Merck Sharp & Dohme Corp. 5.75%, 11/15/36	175	184,144
5.95%, 12/01/28	108	113,760
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	109	84,810
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)(a)	135	92,538
4.00%, 11/20/45 (Call 05/20/45)	125	107,494
4.40%, 05/06/44	161	148,864
Pfizer Inc. 2.70%, 05/28/50 (Call 11/28/49)(a)	560	378,952
4.00%, 12/15/36	15	13,604
4.00%, 03/15/49 (Call 09/15/48)(a)	328	281,322
4.13%, 12/15/46	176	152,143
4.20%, 09/15/48 (Call 03/15/48)(a)	291	256,857

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 05/15/44	$50	$45,502
7.20%, 03/15/39	292	352,657
Pfizer Investment Enterprises Pte Ltd. 4.75%, 05/19/33 (Call 02/19/33)	1,076	1,058,741
5.30%, 05/19/53 (Call 11/19/52)	1,260	1,260,290
5.34%, 05/19/63	600	590,862
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	153	143,597
Takeda Pharmaceutical Co. Ltd. 3.18%, 07/09/50 (Call 01/09/50)	472	317,009
3.38%, 07/09/60 (Call 01/09/60)	247	160,711
5.00%, 11/26/28 (Call 08/26/28)	50	49,548
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	135	106,805
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	509	336,861
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	115	94,699
3.00%, 09/12/27 (Call 06/12/27)	522	485,413
3.00%, 05/15/50 (Call 11/15/49)	35	23,804
3.90%, 08/20/28 (Call 05/20/28)	372	355,599
3.95%, 09/12/47 (Call 03/12/47)	243	194,203
4.45%, 08/20/48 (Call 02/20/48)	54	46,619
4.50%, 11/13/25 (Call 08/13/25)(a)	783	770,683
4.70%, 02/01/43 (Call 08/01/42)	633	572,251
5.60%, 11/16/32 (Call 08/16/32)	310	319,694

		44,578,562

Pipelines — 3.4%
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)	610	581,257
4.80%, 05/03/29 (Call 02/03/29)	174	165,573
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/39 (Call 07/04/39)	90	69,674
3.70%, 11/15/29 (Call 05/18/29)	699	635,349
5.13%, 06/30/27 (Call 01/01/27)	128	126,674
5.88%, 03/31/25 (Call 10/02/24)	297	296,085
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	265	249,545
Cheniere Energy Partners LP 3.25%, 01/31/32 (Call 01/31/27)	207	170,767
4.00%, 03/01/31 (Call 03/01/26)	5	4,409
5.95%, 06/30/33 (Call 12/30/32)(c)	88	87,851
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	31	28,716
DCP Midstream Operating LP 5.60%, 04/01/44 (Call 10/01/43)	75	69,627
8.13%, 08/16/30	50	56,753
Enbridge Energy Partners LP 7.38%, 10/15/45 (Call 04/15/45)	144	162,582
Series B, 7.50%, 04/15/38	162	178,680
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	75	71,828
2.50%, 08/01/33 (Call 05/01/33)	645	500,230
3.13%, 11/15/29 (Call 08/15/29)(a)	445	393,109
3.40%, 08/01/51 (Call 02/01/51)(a)	170	114,189
3.70%, 07/15/27 (Call 04/15/27)	59	55,633
4.00%, 11/15/49 (Call 05/15/49)(a)	133	99,707
4.25%, 12/01/26 (Call 09/01/26)	71	68,527
4.50%, 06/10/44 (Call 12/10/43)	94	76,727
5.50%, 12/01/46 (Call 06/01/46)	162	150,359
5.70%, 03/08/33 (Call 12/08/32)(a)	520	520,244

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP 4.15%, 09/15/29 (Call 06/15/29)	$115	$105,890
4.40%, 03/15/27 (Call 12/15/26)	274	262,624
4.95%, 05/15/28 (Call 02/15/28)	341	331,353
5.00%, 05/15/44 (Call 11/15/43)	1,145	934,778
5.00%, 05/15/50 (Call 11/15/49)	395	325,045
5.40%, 10/01/47 (Call 04/01/47)	25	21,530
5.75%, 02/15/33 (Call 11/15/32)	70	69,520
6.00%, 06/15/48 (Call 12/15/47)	100	92,353
6.25%, 04/15/49 (Call 10/15/48)	310	296,317
6.63%, 10/15/36	100	102,272
7.50%, 07/01/38	120	130,324
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	110	95,376
3.30%, 02/15/53 (Call 08/15/52)(a)	5	3,421
3.70%, 01/31/51 (Call 07/31/50)	135	98,808
3.95%, 01/31/60 (Call 07/31/59)	139	102,785
4.15%, 10/16/28 (Call 07/16/28)	129	123,238
4.20%, 01/31/50 (Call 07/31/49)	234	187,270
4.25%, 02/15/48 (Call 08/15/47)	68	55,398
4.45%, 02/15/43 (Call 08/15/42)	160	135,958
4.80%, 02/01/49 (Call 08/01/48)	168	147,615
4.85%, 08/15/42 (Call 02/15/42)	176	157,955
4.85%, 03/15/44 (Call 09/15/43)	227	202,584
4.90%, 05/15/46 (Call 11/15/45)	142	125,931
4.95%, 10/15/54 (Call 04/15/54)	135	119,596
5.10%, 02/15/45 (Call 08/15/44)	307	281,442
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	362	300,847
5.70%, 02/15/42	100	98,420
5.95%, 02/01/41	161	164,492
6.13%, 10/15/39	130	135,110
6.45%, 09/01/40	224	237,993
7.55%, 04/15/38	110	126,181
Series D, 6.88%, 03/01/33	18	19,970
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	184	162,001
Series H, 6.65%, 10/15/34	14	15,145
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	49	39,797
5.00%, 08/15/42 (Call 02/15/42)	142	119,121
5.00%, 03/01/43 (Call 09/01/42)	98	82,988
5.40%, 09/01/44 (Call 03/01/44)	143	124,580
5.50%, 03/01/44 (Call 09/01/43)	200	178,502
5.63%, 09/01/41	100	90,809
5.80%, 03/15/35	193	188,781
6.38%, 03/01/41	128	126,601
6.50%, 02/01/37	178	177,838
6.50%, 09/01/39	118	118,812
6.55%, 09/15/40	90	89,348
6.95%, 01/15/38	391	418,397
7.30%, 08/15/33	156	169,597
7.40%, 03/15/31	54	58,475
7.50%, 11/15/40	59	64,257
7.75%, 03/15/32	161	178,034
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)	140	88,164
3.60%, 02/15/51 (Call 08/15/50)	67	45,076
4.30%, 06/01/25 (Call 03/01/25)	314	306,970
4.30%, 03/01/28 (Call 12/01/27)	284	270,669

106	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.05%, 02/15/46 (Call 08/15/45)	$210	$176,807
5.20%, 06/01/33 (Call 03/01/33)	5	4,789
5.20%, 03/01/48 (Call 09/01/47)	140	120,603
5.30%, 12/01/34 (Call 06/01/34)	341	324,523
5.45%, 08/01/52 (Call 02/01/52)	50	44,659
5.55%, 06/01/45 (Call 12/01/44)	412	372,703
7.75%, 01/15/32	288	321,970
7.80%, 08/01/31	153	170,806
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	150	105,029
4.20%, 10/03/47 (Call 04/03/47)	109	80,310
4.25%, 09/15/46 (Call 03/15/46)	27	19,898
4.85%, 02/01/49 (Call 08/01/48)	88	71,393
5.15%, 10/15/43 (Call 04/15/43)	43	36,430
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	204	191,511
4.13%, 03/01/27 (Call 12/01/26)	506	484,768
4.25%, 12/01/27 (Call 09/01/27)	121	115,182
4.50%, 04/15/38 (Call 10/15/37)	189	160,117
4.70%, 04/15/48 (Call 10/15/47)	358	287,456
4.80%, 02/15/29 (Call 11/15/28)	207	199,370
4.90%, 04/15/58 (Call 10/15/57)	207	164,687
4.95%, 03/14/52 (Call 09/14/51)	120	98,845
5.20%, 03/01/47 (Call 09/01/46)	377	324,891
5.50%, 02/15/49 (Call 08/15/48)	351	312,597
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	43	40,918
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)	434	403,985
2.75%, 09/01/24 (Call 08/01/24)	984	953,860
3.10%, 03/15/30 (Call 12/15/29)	233	200,007
3.40%, 09/01/29 (Call 06/01/29)	342	301,836
4.00%, 07/13/27 (Call 04/13/27)	469	443,998
4.35%, 03/15/29 (Call 12/15/28)	330	308,695
4.45%, 09/01/49 (Call 03/01/49)	98	73,490
4.50%, 03/15/50 (Call 09/15/49)	97	72,814
4.55%, 07/15/28 (Call 04/15/28)	438	417,651
4.90%, 03/15/25 (Call 12/15/24)	2,672	2,629,836
4.95%, 07/13/47 (Call 01/06/47)	80	65,763
5.55%, 11/01/26 (Call 10/01/26)	300	300,141
5.65%, 11/01/28 (Call 10/01/28)	300	300,510
5.80%, 11/01/30(a)	250	250,775
5.85%, 01/15/26 (Call 12/15/25)	447	449,293
6.05%, 09/01/33 (Call 06/01/33)	300	302,379
6.10%, 11/15/32 (Call 08/15/32)	400	406,040
6.35%, 01/15/31 (Call 10/15/30)	145	148,845
6.63%, 09/01/53	125	126,104
7.15%, 01/15/51 (Call 07/15/50)	104	110,101
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	206	198,903
6.20%, 09/15/43 (Call 03/15/43)	156	151,258
6.65%, 10/01/36	242	248,587
6.85%, 10/15/37	213	223,075
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	234	205,978
4.70%, 06/15/44 (Call 12/15/43)	81	63,441
4.90%, 02/15/45 (Call 08/15/44)	114	91,128
5.15%, 06/01/42 (Call 12/01/41)	74	61,177
6.65%, 01/15/37	211	214,142

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	$399	$378,096
4.50%, 05/15/30 (Call 11/15/29)	87	81,888
5.00%, 03/15/27 (Call 09/15/26)	814	800,219
5.63%, 03/01/25 (Call 12/01/24)	379	377,924
5.88%, 06/30/26 (Call 12/31/25)	647	649,970
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	293	275,877
3.50%, 03/15/25 (Call 12/15/24)	68	65,665
4.50%, 03/15/45 (Call 09/15/44)	256	205,788
5.95%, 09/25/43 (Call 03/25/43)	231	221,238
Targa Resources Corp. 4.95%, 04/15/52 (Call 10/15/51)	140	113,625
6.25%, 07/01/52 (Call 01/01/52)	25	24,022
6.50%, 02/15/53 (Call 08/15/52)	100	99,992
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	261	246,441
4.38%, 03/13/25 (Call 12/13/24)	39	38,020
Tennessee Gas Pipeline Co. LLC 7.00%, 03/15/27	222	231,297
7.00%, 10/15/28	171	181,369
7.63%, 04/01/37	15	17,023
Texas Eastern Transmission LP, 7.00%, 07/15/32	508	560,690
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	88	80,661
4.25%, 05/15/28 (Call 02/15/28)	87	82,844
4.63%, 03/01/34 (Call 12/01/33)	400	361,864
4.75%, 05/15/38 (Call 11/15/37)	101	88,346
4.88%, 05/15/48 (Call 11/15/47)	161	136,810
5.10%, 03/15/49 (Call 09/15/48)(a)	218	191,343
5.60%, 03/31/34	87	84,234
5.85%, 03/15/36	133	131,909
6.10%, 06/01/40	126	126,837
6.20%, 10/15/37	220	223,078
7.25%, 08/15/38	138	153,433
7.63%, 01/15/39	226	257,138
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	163	122,284
4.00%, 03/15/28 (Call 12/15/27)	33	31,153
4.45%, 08/01/42 (Call 02/01/42)	100	83,240
4.60%, 03/15/48 (Call 09/15/47)	208	173,549
5.40%, 08/15/41 (Call 02/15/41)	118	110,297
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	167	160,768
Western Midstream Operating LP 4.05%, 02/01/30 (Call 11/01/29)	270	240,683
4.50%, 03/01/28 (Call 12/01/27)	10	9,421
5.25%, 02/01/50 (Call 08/01/49)	245	197,980
5.30%, 03/01/48 (Call 09/01/47)	130	106,401
5.45%, 04/01/44 (Call 10/01/43)	90	75,492
5.50%, 08/15/48 (Call 02/15/48)	65	53,938
6.15%, 04/01/33 (Call 01/01/33)	405	402,947
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	128	120,518
4.85%, 03/01/48 (Call 09/01/47)	148	126,143
4.90%, 01/15/45 (Call 07/15/44)	112	95,411
5.10%, 09/15/45 (Call 03/15/45)	270	237,708
5.40%, 03/04/44 (Call 09/04/43)	182	164,115
5.75%, 06/24/44 (Call 12/24/43)	107	101,554
5.80%, 11/15/43 (Call 05/15/43)	107	102,679

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.30%, 04/15/40	$293	$300,457
8.75%, 03/15/32	86	100,684
Series A, 7.50%, 01/15/31	50	54,706

		37,254,296

Real Estate — 0.4%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	371	361,061
CBRE Services Inc. 2.50%, 04/01/31 (Call 01/01/31)	563	451,594
4.88%, 03/01/26 (Call 12/01/25)(a)	3,157	3,087,388
5.95%, 08/15/34	75	74,320

		3,974,363

Real Estate Investment Trusts — 3.7%
Agree LP 2.60%, 06/15/33 (Call 03/15/33)	15	11,398
4.80%, 10/01/32 (Call 07/01/32)	10	9,209
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	415	305,760
2.00%, 05/18/32 (Call 02/18/32)	55	41,662
2.75%, 12/15/29 (Call 09/15/29)	13	11,017
2.95%, 03/15/34 (Call 12/15/33)(a)	120	94,998
3.00%, 05/18/51 (Call 11/18/50)	220	132,735
3.38%, 08/15/31 (Call 05/15/31)	10	8,621
3.55%, 03/15/52 (Call 09/15/51)	150	102,375
3.95%, 01/15/27 (Call 10/15/26)	61	57,739
3.95%, 01/15/28 (Call 10/15/27)	43	40,358
4.00%, 02/01/50 (Call 08/01/49)	259	193,183
4.30%, 01/15/26 (Call 10/15/25)	120	116,162
4.50%, 07/30/29 (Call 04/30/29)	123	116,413
4.70%, 07/01/30 (Call 04/01/30)	43	40,707
4.85%, 04/15/49 (Call 10/15/48)	100	81,990
4.90%, 12/15/30 (Call 09/15/30)	149	144,160
American Homes 4 Rent LP 3.38%, 07/15/51 (Call 01/15/51)	25	16,042
3.63%, 04/15/32 (Call 01/15/32)	150	128,346
4.25%, 02/15/28 (Call 11/15/27)	60	56,827
4.30%, 04/15/52 (Call 10/15/51)	22	16,960
4.90%, 02/15/29 (Call 11/15/28)	36	34,614
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	200	155,674
2.10%, 06/15/30 (Call 03/15/30)	180	143,806
2.30%, 09/15/31 (Call 06/15/31)	175	136,897
2.40%, 03/15/25 (Call 02/15/25)	76	72,197
2.70%, 04/15/31 (Call 01/15/31)	280	228,760
2.75%, 01/15/27 (Call 11/15/26)	67	61,225
2.90%, 01/15/30 (Call 10/15/29)	281	239,541
2.95%, 01/15/25 (Call 12/15/24)	33	31,733
2.95%, 01/15/51 (Call 07/15/50)(a)	155	93,654
3.10%, 06/15/50 (Call 12/15/49)	315	196,654
3.13%, 01/15/27 (Call 10/15/26)	518	477,239
3.38%, 10/15/26 (Call 07/15/26)	389	364,582
3.55%, 07/15/27 (Call 04/15/27)	385	356,918
3.60%, 01/15/28 (Call 10/15/27)	330	304,402
3.70%, 10/15/49 (Call 04/15/49)	254	176,947
3.80%, 08/15/29 (Call 05/15/29)	327	297,259
3.95%, 03/15/29 (Call 12/15/28)	127	116,883
4.00%, 06/01/25 (Call 03/01/25)(a)	305	295,746
4.40%, 02/15/26 (Call 11/15/25)	229	222,762
5.25%, 07/15/28 (Call 06/15/28)	130	127,980

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.55%, 07/15/33 (Call 04/15/33)	$285	$282,113
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)	67	55,988
3.20%, 01/15/28 (Call 10/15/27)	13	12,006
3.30%, 06/01/29 (Call 03/01/29)	7	6,337
3.90%, 10/15/46 (Call 04/15/46)	121	91,896
4.15%, 07/01/47 (Call 01/01/47)	35	27,956
4.35%, 04/15/48 (Call 10/18/47)(a)	25	20,289
5.00%, 02/15/33 (Call 11/15/32)(a)	490	484,992
Boston Properties LP 2.45%, 10/01/33 (Call 07/01/33)(a)	260	184,168
2.55%, 04/01/32 (Call 01/01/32)	240	179,772
2.75%, 10/01/26 (Call 07/01/26)	612	552,110
2.90%, 03/15/30 (Call 12/15/29)	76	61,831
3.20%, 01/15/25 (Call 10/15/24)(a)	112	107,432
3.25%, 01/30/31 (Call 10/30/30)	341	277,639
3.40%, 06/21/29 (Call 03/21/29)	149	127,595
3.65%, 02/01/26 (Call 11/03/25)	523	492,781
4.50%, 12/01/28 (Call 09/01/28)	163	150,436
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	411	338,438
4.55%, 10/01/29 (Call 07/01/29)(a)	92	72,246
Brixmor Operating Partnership LP 2.50%, 08/16/31 (Call 05/16/31)	35	27,513
3.85%, 02/01/25 (Call 11/01/24)	63	60,763
3.90%, 03/15/27 (Call 12/15/26)	86	79,927
4.05%, 07/01/30 (Call 04/01/30)(a)	55	49,736
4.13%, 06/15/26 (Call 03/15/26)	159	150,657
4.13%, 05/15/29 (Call 02/15/29)	93	84,607
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)(a)	19	16,492
3.15%, 07/01/29 (Call 04/01/29)	52	46,724
3.35%, 11/01/49 (Call 05/01/49)(a)	19	13,440
4.10%, 10/15/28 (Call 07/15/28)	31	29,508
Corporate Office Properties LP 2.00%, 01/15/29 (Call 11/15/28)	385	303,546
2.25%, 03/15/26 (Call 02/15/26)	995	898,555
2.75%, 04/15/31 (Call 01/15/31)	132	101,731
2.90%, 12/01/33 (Call 09/01/33)	100	72,201
Crown Castle Inc. 3.25%, 01/15/51 (Call 07/15/50)(a)	339	220,384
4.75%, 05/15/47 (Call 11/15/46)	153	126,256
5.10%, 05/01/33(a)	380	365,450
Crown Castle International Corp. 2.10%, 04/01/31 (Call 01/01/31)	402	316,675
2.25%, 01/15/31 (Call 10/15/30)	155	124,339
2.50%, 07/15/31 (Call 04/15/31)	252	203,178
3.10%, 11/15/29 (Call 08/15/29)	230	200,125
3.30%, 07/01/30 (Call 04/01/30)	275	239,041
3.65%, 09/01/27 (Call 06/01/27)	57	53,108
3.70%, 06/15/26 (Call 03/15/26)(a)	97	92,385
3.80%, 02/15/28 (Call 11/15/27)	1,362	1,267,300
4.00%, 03/01/27 (Call 12/01/26)	103	97,815
4.00%, 11/15/49 (Call 05/15/49)	137	101,080
4.15%, 07/01/50 (Call 01/01/50)	225	169,967
4.30%, 02/15/29 (Call 11/15/28)	1,019	957,646
4.45%, 02/15/26 (Call 11/15/25)	212	206,541
5.20%, 02/15/49 (Call 08/15/48)	174	154,145
CubeSmart LP 2.50%, 02/15/32 (Call 11/15/31)	120	94,556

108	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 02/15/30 (Call 11/15/29)(a)	$20	$17,066
4.38%, 02/15/29 (Call 11/15/28)	15	14,045
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	235	211,559
3.70%, 08/15/27 (Call 05/15/27)	112	104,436
4.45%, 07/15/28 (Call 04/15/28)	125	118,350
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	50	38,253
Equinix Inc. 1.80%, 07/15/27 (Call 05/15/27)	176	153,780
2.15%, 07/15/30 (Call 04/15/30)	467	376,706
2.50%, 05/15/31 (Call 02/15/31)	325	263,588
2.63%, 11/18/24 (Call 10/18/24)	142	136,870
2.90%, 11/18/26 (Call 09/18/26)	199	184,157
2.95%, 09/15/51 (Call 03/15/51)	179	110,627
3.00%, 07/15/50 (Call 01/15/50)	189	118,656
3.20%, 11/18/29 (Call 08/18/29)	825	723,302
3.40%, 02/15/52 (Call 08/15/51)	150	101,325
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)	160	135,766
2.85%, 11/01/26 (Call 08/01/26)(a)	30	27,944
3.00%, 07/01/29 (Call 04/01/29)	69	61,320
3.25%, 08/01/27 (Call 05/01/27)	53	49,051
3.50%, 03/01/28 (Call 12/01/27)	57	53,172
4.00%, 08/01/47 (Call 02/01/47)	27	20,534
4.15%, 12/01/28 (Call 09/01/28)	28	26,663
4.50%, 06/01/45 (Call 12/01/44)	35	28,613
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	220	175,050
2.65%, 09/01/50 (Call 03/01/50)(a)	30	16,795
3.00%, 01/15/30 (Call 10/15/29)	10	8,526
4.00%, 03/01/29 (Call 12/01/28)	20	18,457
Extra Space Storage LP 2.35%, 03/15/32 (Call 12/15/31)	105	81,597
2.40%, 10/15/31	100	78,477
3.88%, 12/15/27	9	8,390
4.00%, 06/15/29(a)	9	8,227
5.50%, 07/01/30(a)	25	24,775
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)	181	156,201
3.25%, 07/15/27 (Call 04/15/27)	120	110,312
3.50%, 06/01/30 (Call 03/01/30)	715	625,225
4.50%, 12/01/44 (Call 06/01/44)	193	149,372
Federal Realty OP LP, 5.38%, 05/01/28	610	601,204
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	75	60,453
4.00%, 01/15/30 (Call 10/15/29)	143	124,956
4.00%, 01/15/31 (Call 10/15/30)	112	95,954
5.30%, 01/15/29 (Call 10/15/28)(a)	191	180,342
5.75%, 06/01/28 (Call 03/03/28)	158	153,489
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	10	8,527
Healthpeak Properties Inc. 3.00%, 01/15/30 (Call 10/15/29)	343	297,179
3.25%, 07/15/26 (Call 05/15/26)	100	94,578
3.40%, 02/01/25 (Call 11/01/24)(a)	184	177,862
3.50%, 07/15/29 (Call 04/15/29)	224	201,347
4.00%, 06/01/25 (Call 03/01/25)	208	202,405
6.75%, 02/01/41 (Call 08/01/40)	146	152,526

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP 3.05%, 02/15/30 (Call 11/15/29)	$72	$56,296
4.20%, 04/15/29 (Call 01/15/29)	72	61,392
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	177	170,918
Series F, 4.50%, 02/01/26 (Call 11/01/25)	496	478,407
Series H, 3.38%, 12/15/29 (Call 09/15/29)	117	99,807
Series I, 3.50%, 09/15/30 (Call 06/15/30)	240	204,737
Series J, 2.90%, 12/15/31 (Call 09/15/31)	90	70,931
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)	116	78,770
3.95%, 11/01/27 (Call 08/01/27)	119	94,385
4.65%, 04/01/29 (Call 01/01/29)(a)	17	12,963
5.95%, 02/15/28 (Call 01/15/28)(a)	40	33,800
Invitation Homes Operating Partnership LP 2.00%, 08/15/31 (Call 05/15/31)	5	3,825
4.15%, 04/15/32 (Call 01/15/32)	105	93,421
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)	305	215,001
3.05%, 02/15/30 (Call 11/15/29)	115	91,880
3.45%, 12/15/24 (Call 09/15/24)	41	39,529
4.25%, 08/15/29 (Call 05/15/29)	252	218,106
4.38%, 10/01/25 (Call 07/01/25)	188	179,138
4.75%, 12/15/28 (Call 09/15/28)	97	87,354
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	31	28,514
3.30%, 02/01/25 (Call 12/01/24)	59	56,840
3.70%, 10/01/49 (Call 04/01/49)(a)	88	61,523
3.80%, 04/01/27 (Call 01/01/27)	56	52,410
4.13%, 12/01/46 (Call 06/01/46)	120	87,761
4.25%, 04/01/45 (Call 10/01/44)(a)	120	92,202
4.45%, 09/01/47 (Call 03/01/47)(a)	63	49,782
4.60%, 02/01/33 (Call 11/01/32)(a)	290	266,179
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	70	63,863
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	25	22,866
Mid-America Apartments LP 1.70%, 02/15/31 (Call 11/15/30)	200	157,642
2.75%, 03/15/30 (Call 12/15/29)	30	25,884
3.95%, 03/15/29 (Call 12/15/28)	20	18,774
NNN REIT Inc. 2.50%, 04/15/30 (Call 01/15/30)(a)	7	5,792
3.00%, 04/15/52 (Call 10/15/51)(a)	25	15,131
3.10%, 04/15/50 (Call 10/15/49)	98	60,183
3.50%, 04/15/51 (Call 10/15/50)	90	60,604
4.30%, 10/15/28 (Call 07/15/28)	2	1,877
4.80%, 10/15/48 (Call 04/15/48)	31	25,305
5.60%, 10/15/33	25	24,531
Omega Healthcare Investors Inc. 3.25%, 04/15/33 (Call 01/15/33)	160	119,464
3.38%, 02/01/31 (Call 11/01/30)	112	90,297
3.63%, 10/01/29 (Call 07/01/29)	190	160,901
Physicians Realty LP 2.63%, 11/01/31 (Call 08/01/31)	30	23,288
3.95%, 01/15/28 (Call 10/15/27)	24	21,997
4.30%, 03/15/27 (Call 12/15/26)	107	102,389
Piedmont Operating Partnership LP 2.75%, 04/01/32 (Call 01/01/32)	5	3,366
3.15%, 08/15/30 (Call 05/15/30)(a)	52	37,547
9.25%, 07/20/28(a)	10	10,226

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)	$73	$65,793
2.13%, 10/15/50 (Call 04/15/50)	95	51,530
2.25%, 04/15/30 (Call 01/15/30)	78	65,459
3.00%, 04/15/50 (Call 10/15/49)	253	166,292
3.25%, 10/01/26 (Call 07/01/26)	32	30,236
3.88%, 09/15/28 (Call 06/15/28)(a)	116	109,626
4.38%, 02/01/29 (Call 11/01/28)	81	78,001
4.38%, 09/15/48 (Call 03/15/48)	55	45,536
4.63%, 01/15/33 (Call 10/15/32)	70	67,139
4.75%, 06/15/33 (Call 03/15/33)	625	598,969
4.88%, 06/15/28 (Call 05/15/28)	125	123,719
5.13%, 01/15/34	150	147,502
5.25%, 06/15/53 (Call 12/15/52)	90	85,721
Public Storage Operating Co. 2.25%, 11/09/31 (Call 08/09/31)(a)	200	161,906
2.30%, 05/01/31 (Call 02/01/31)	15	12,330
5.35%, 08/01/53	35	34,100
Realty Income Corp. 1.80%, 03/15/33 (Call 12/15/32)	125	91,165
2.85%, 12/15/32 (Call 09/15/32)	300	243,114
3.25%, 06/15/29 (Call 03/15/29)(a)	11	9,916
3.25%, 01/15/31 (Call 10/15/30)	45	38,859
3.65%, 01/15/28 (Call 10/15/27)	87	81,421
4.65%, 03/15/47 (Call 09/15/46)	68	59,092
4.90%, 07/15/33 (Call 04/15/33)(a)	200	189,788
5.63%, 10/13/32 (Call 07/13/32)(a)	345	344,790
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	99	85,560
3.60%, 02/01/27 (Call 11/01/26)	98	92,405
4.13%, 03/15/28 (Call 12/15/27)(a)	40	37,561
4.40%, 02/01/47 (Call 08/01/46)	127	99,296
4.65%, 03/15/49 (Call 09/15/48)	111	90,005
Sabra Health Care LP 3.20%, 12/01/31 (Call 09/01/31)	96	73,238
3.90%, 10/15/29 (Call 07/15/29)(a)	67	56,602
5.13%, 08/15/26 (Call 05/15/26)	419	404,938
Simon Property Group LP 2.25%, 01/15/32 (Call 10/15/31)(a)	530	410,125
2.45%, 09/13/29 (Call 06/13/29)	230	194,706
2.65%, 02/01/32 (Call 12/01/31)(a)	30	24,107
3.25%, 09/13/49 (Call 03/13/49)(a)	337	220,186
3.80%, 07/15/50 (Call 01/15/50)(a)	101	72,849
4.25%, 10/01/44 (Call 04/01/44)	80	62,665
4.25%, 11/30/46 (Call 05/30/46)	146	112,692
4.75%, 03/15/42 (Call 09/15/41)	85	72,381
5.50%, 03/08/33 (Call 12/08/32)	380	373,753
6.75%, 02/01/40 (Call 11/01/39)	111	119,223
SITE Centers Corp. 4.25%, 02/01/26 (Call 11/01/25)	25	23,427
4.70%, 06/01/27 (Call 03/01/27)	50	46,980
Spirit Realty LP 3.40%, 01/15/30 (Call 10/15/29)	38	32,645
4.00%, 07/15/29 (Call 04/15/29)	34	30,533
STORE Capital Corp. 2.70%, 12/01/31 (Call 09/01/31)	10	7,014
4.50%, 03/15/28 (Call 12/15/27)	35	31,317
4.63%, 03/15/29 (Call 12/15/28)	43	36,957

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP 4.20%, 04/15/32 (Call 01/15/32)	$35	$30,768
5.70%, 01/15/33 (Call 10/15/32)	105	102,484
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	14	12,741
3.88%, 07/15/27 (Call 04/15/27)	15	13,432
UDR Inc. 1.90%, 03/15/33 (Call 12/15/32)	260	189,738
2.10%, 08/01/32 (Call 05/01/32)	10	7,501
2.10%, 06/15/33 (Call 03/15/33)(a)	60	44,059
3.00%, 08/15/31 (Call 05/15/31)(a)	19	15,941
3.20%, 01/15/30 (Call 10/15/29)	41	36,088
4.40%, 01/26/29 (Call 10/26/28)	26	24,332
Ventas Realty LP 2.50%, 09/01/31 (Call 06/01/31)	58	45,706
2.65%, 01/15/25 (Call 12/15/24)(a)	55	52,433
3.00%, 01/15/30 (Call 10/15/29)	157	133,762
3.25%, 10/15/26 (Call 07/15/26)	69	63,757
3.50%, 02/01/25 (Call 11/01/24)	169	162,681
3.85%, 04/01/27 (Call 01/01/27)	43	40,366
4.00%, 03/01/28 (Call 12/01/27)	101	93,867
4.13%, 01/15/26 (Call 10/15/25)	130	125,099
4.38%, 02/01/45 (Call 08/01/44)	96	73,667
4.40%, 01/15/29 (Call 10/15/28)	246	231,019
4.75%, 11/15/30 (Call 08/15/30)	255	239,187
4.88%, 04/15/49 (Call 10/15/48)	90	73,798
5.70%, 09/30/43 (Call 03/30/43)	116	106,479
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	277	263,665
4.95%, 02/15/30 (Call 12/15/29)	249	234,152
5.13%, 05/15/32 (Call 02/15/32)	384	356,003
5.63%, 05/15/52 (Call 11/15/51)	167	147,124
Welltower Inc. 2.75%, 01/15/32 (Call 10/15/31)	470	379,774
4.00%, 06/01/25 (Call 03/01/25)	213	206,548
6.50%, 03/15/41 (Call 09/15/40)	202	207,216
Welltower OP LLC 2.05%, 01/15/29 (Call 11/15/28)	85	71,218
2.70%, 02/15/27 (Call 12/15/26)	87	79,776
2.75%, 01/15/31 (Call 10/15/30)	235	193,906
2.80%, 06/01/31 (Call 03/01/31)	250	205,992
3.10%, 01/15/30 (Call 10/15/29)	215	186,820
4.13%, 03/15/29 (Call 12/15/28)	235	218,348
4.25%, 04/01/26 (Call 01/01/26)	164	158,785
4.25%, 04/15/28 (Call 01/15/28)	194	183,540
4.95%, 09/01/48 (Call 03/01/48)	140	121,839
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	171	157,630
4.00%, 04/15/30 (Call 01/15/30)	255	233,039
4.75%, 05/15/26	180	177,142
6.95%, 10/01/27	214	226,968
7.38%, 03/15/32	750	843,982
WP Carey Inc. 2.25%, 04/01/33 (Call 01/01/33)	115	85,612
3.85%, 07/15/29 (Call 04/15/29)	102	91,883

		39,902,394

Retail — 2.4%
Advance Auto Parts Inc. 3.50%, 03/15/32 (Call 12/15/31)(a)	55	44,232
3.90%, 04/15/30 (Call 01/15/30)(a)	115	99,473

110	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
AutoNation Inc. 3.80%, 11/15/27 (Call 08/15/27)	$171	$157,676
3.85%, 03/01/32 (Call 12/01/31)	65	54,976
4.50%, 10/01/25 (Call 07/01/25)	122	118,203
4.75%, 06/01/30 (Call 03/01/30)	231	214,941
AutoZone Inc. 3.75%, 04/18/29 (Call 01/18/29)	74	68,154
4.00%, 04/15/30 (Call 01/15/30)	4	3,703
5.05%, 07/15/26	20	19,868
5.20%, 08/01/33 (Call 05/01/33)	45	43,960
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)(a)	2,460	1,971,149
4.45%, 10/01/28 (Call 07/01/28)(a)	2,249	2,175,143
Costco Wholesale Corp. 1.60%, 04/20/30 (Call 01/20/30)	73	60,213
1.75%, 04/20/32 (Call 01/20/32)	51	40,463
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)(a)	61	49,654
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	77	56,918
Dollar Tree Inc. 3.38%, 12/01/51 (Call 06/01/51)	90	58,216
4.20%, 05/15/28 (Call 02/15/28)	88	83,451
Home Depot Inc. (The) 1.88%, 09/15/31 (Call 06/15/31)	105	84,432
2.13%, 09/15/26 (Call 06/15/26)	144	132,798
2.38%, 03/15/51 (Call 09/15/50)	130	77,156
2.50%, 04/15/27 (Call 02/15/27)	175	161,728
2.70%, 04/15/30 (Call 01/15/30)	512	449,910
2.75%, 09/15/51 (Call 03/15/51)	115	73,944
2.80%, 09/14/27 (Call 06/14/27)(a)	560	520,010
2.95%, 06/15/29 (Call 03/15/29)	1,226	1,113,735
3.00%, 04/01/26 (Call 01/01/26)	305	291,312
3.13%, 12/15/49 (Call 06/15/49)	167	117,000
3.25%, 04/15/32 (Call 01/15/32)	410	364,158
3.30%, 04/15/40 (Call 10/15/39)	106	83,679
3.35%, 09/15/25 (Call 06/15/25)	383	369,974
3.35%, 04/15/50 (Call 10/15/49)	237	172,932
3.50%, 09/15/56 (Call 03/15/56)	274	200,661
3.63%, 04/15/52 (Call 10/15/51)	205	155,989
3.90%, 12/06/28 (Call 09/06/28)	568	546,024
3.90%, 06/15/47 (Call 12/15/46)	231	187,572
4.20%, 04/01/43 (Call 10/01/42)	195	170,387
4.25%, 04/01/46 (Call 10/01/45)	423	362,435
4.40%, 03/15/45 (Call 09/15/44)	318	278,317
4.50%, 09/15/32 (Call 06/15/32)(a)	400	390,404
4.50%, 12/06/48 (Call 06/06/48)	296	264,615
4.88%, 02/15/44 (Call 08/15/43)	337	318,957
4.95%, 09/15/52 (Call 03/15/52)(a)	60	57,290
5.40%, 09/15/40 (Call 03/15/40)	252	253,419
5.88%, 12/16/36	811	870,098
5.95%, 04/01/41 (Call 10/01/40)	155	166,310
Lowe’s Companies Inc. 1.70%, 10/15/30 (Call 07/15/30)(a)	175	138,924
2.50%, 04/15/26 (Call 01/15/26)	118	110,240
2.63%, 04/01/31 (Call 01/01/31)(a)	362	303,341
3.00%, 10/15/50 (Call 04/15/50)	300	189,816
3.10%, 05/03/27 (Call 02/03/27)	152	141,514
3.13%, 09/15/24 (Call 06/15/24)	216	210,803
3.38%, 09/15/25 (Call 06/15/25)	107	102,711
3.65%, 04/05/29 (Call 01/05/29)	100	92,851

Security	Par (000)	Value

Retail (continued)
3.70%, 04/15/46 (Call 10/15/45)	$327	$244,495
3.75%, 04/01/32 (Call 01/01/32)(a)	415	371,886
4.00%, 04/15/25 (Call 03/15/25)	45	43,987
4.05%, 05/03/47 (Call 11/03/46)	357	278,564
4.25%, 04/01/52 (Call 10/01/51)	260	205,096
4.38%, 09/15/45 (Call 03/15/45)	200	164,156
4.45%, 04/01/62 (Call 10/01/61)	340	265,254
4.50%, 04/15/30 (Call 01/15/30)	302	290,754
4.55%, 04/05/49 (Call 10/05/48)	107	89,773
4.65%, 04/15/42 (Call 10/15/41)	266	232,681
5.00%, 04/15/33 (Call 01/15/33)(a)	310	302,557
5.00%, 04/15/40 (Call 10/15/39)	84	77,624
5.13%, 04/15/50 (Call 10/15/49)	190	173,753
5.50%, 10/15/35	303	304,845
5.63%, 04/15/53 (Call 10/15/52)	75	72,806
5.80%, 09/15/62 (Call 03/15/62)	200	193,162
5.85%, 04/01/63 (Call 10/01/62)	110	107,271
6.50%, 03/15/29	57	61,087
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	68	57,348
2.63%, 09/01/29 (Call 06/01/29)	11	9,732
3.50%, 07/01/27 (Call 05/01/27)	123	116,749
3.63%, 09/01/49 (Call 03/01/49)	340	256,578
3.70%, 02/15/42	54	42,770
4.20%, 04/01/50 (Call 10/01/49)	57	47,321
4.45%, 03/01/47 (Call 09/01/46)	183	158,335
4.45%, 09/01/48 (Call 03/01/48)	90	78,253
4.60%, 05/26/45 (Call 11/26/44)	144	127,374
4.70%, 12/09/35 (Call 06/09/35)	92	87,863
4.88%, 07/15/40	118	109,428
4.88%, 12/09/45 (Call 06/09/45)	474	437,170
4.95%, 08/14/33	50	49,514
5.15%, 09/09/52 (Call 03/09/52)	40	38,285
5.45%, 08/14/53 (Call 02/14/53)	100	99,991
5.70%, 02/01/39	117	118,801
6.30%, 10/15/37	202	219,420
6.30%, 03/01/38	197	214,669
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	72	67,589
4.20%, 04/01/30 (Call 01/01/30)	44	41,258
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)	26	21,922
3.35%, 03/12/50 (Call 09/12/49)	192	134,918
3.50%, 03/01/28 (Call 12/01/27)	84	78,812
3.50%, 11/15/50 (Call 05/15/50)	309	223,611
3.55%, 08/15/29 (Call 05/15/29)	47	43,538
3.75%, 12/01/47 (Call 06/01/47)	153	116,242
4.00%, 11/15/28 (Call 08/15/28)	40	38,308
4.30%, 06/15/45 (Call 12/15/44)	107	89,489
4.45%, 08/15/49 (Call 02/15/49)	223	189,276
4.50%, 11/15/48 (Call 05/15/48)	252	215,954
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)	568	542,724
2.35%, 02/15/30 (Call 11/15/29)(a)	136	117,051
2.50%, 04/15/26	305	288,859
2.65%, 09/15/30 (Call 06/15/30)	170	147,776
3.38%, 04/15/29 (Call 01/15/29)(a)	172	160,779
3.63%, 04/15/46(a)	381	298,700
3.90%, 11/15/47 (Call 05/15/47)	126	103,121
4.00%, 07/01/42	315	273,870

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 09/15/32 (Call 06/15/32)(a)	$135	$130,132
6.35%, 11/01/32	355	386,062
6.50%, 10/15/37	275	305,783
7.00%, 01/15/38	145	168,245
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	166	153,070
3.88%, 04/15/30 (Call 01/15/30)	102	96,234
4.50%, 04/15/50 (Call 10/15/49)	214	192,454
Tractor Supply Co. 1.75%, 11/01/30 (Call 08/01/30)	621	485,821
5.25%, 05/15/33 (Call 02/15/33)	140	136,916
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (Call 10/15/49)	206	140,529
4.80%, 11/18/44 (Call 05/18/44)	255	199,040

		26,183,274

Semiconductors — 3.1%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)(a)	12	11,583
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	130	106,981
2.75%, 06/01/50 (Call 12/01/49)(a)	182	123,878
3.30%, 04/01/27 (Call 01/01/27)	462	438,886
3.90%, 10/01/25 (Call 07/01/25)	208	202,783
4.35%, 04/01/47 (Call 10/01/46)	301	270,695
5.10%, 10/01/35 (Call 04/01/35)	211	214,091
5.85%, 06/15/41	227	242,370
Broadcom Inc. 2.60%, 02/15/33 (Call 11/15/32)(c)	125	96,519
3.14%, 11/15/35 (Call 08/15/35)(c)	462	352,192
3.19%, 11/15/36 (Call 08/15/36)(c)	229	172,116
3.42%, 04/15/33 (Call 01/15/33)(c)	486	401,995
3.47%, 04/15/34 (Call 01/15/34)(c)	492	401,890
3.50%, 02/15/41 (Call 08/15/40)(c)	525	384,258
3.75%, 02/15/51 (Call 08/15/50)(c)	707	504,961
4.15%, 11/15/30 (Call 08/15/30)	53	48,415
4.15%, 04/15/32 (Call 01/15/32)(c)	55	49,261
4.30%, 11/15/32 (Call 08/15/32)	230	207,837
4.93%, 05/15/37 (Call 02/15/37)(a)(c)	665	598,181
5.00%, 04/15/30 (Call 01/15/30)(a)	172	169,145
Intel Corp. 1.60%, 08/12/28 (Call 06/12/28)	45	38,673
2.45%, 11/15/29 (Call 08/15/29)	139	120,628
2.60%, 05/19/26 (Call 02/19/26)	641	603,963
3.05%, 08/12/51 (Call 02/12/51)	190	122,892
3.10%, 02/15/60 (Call 08/15/59)	137	85,119
3.15%, 05/11/27 (Call 02/11/27)	488	456,875
3.20%, 08/12/61 (Call 02/12/61)	133	83,043
3.25%, 11/15/49 (Call 05/15/49)	398	270,369
3.40%, 03/25/25 (Call 02/25/25)	727	705,779
3.70%, 07/29/25 (Call 04/29/25)	943	916,021
3.73%, 12/08/47 (Call 06/08/47)	288	217,829
3.75%, 03/25/27 (Call 01/25/27)	397	381,124
3.90%, 03/25/30 (Call 12/25/29)	45	42,089
4.00%, 12/15/32(a)	385	355,971
4.10%, 05/19/46 (Call 11/19/45)	121	98,874
4.10%, 05/11/47 (Call 11/11/46)	175	142,221
4.15%, 08/05/32 (Call 05/05/32)(a)	100	94,061
4.25%, 12/15/42(a)	247	208,421
4.60%, 03/25/40 (Call 09/25/39)	91	82,734
4.75%, 03/25/50 (Call 09/25/49)	469	411,200
4.80%, 10/01/41	255	232,083

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 02/10/26	$125	$124,314
4.90%, 07/29/45 (Call 01/29/45)(a)	390	377,629
4.90%, 08/05/52 (Call 02/05/52)	270	243,359
4.95%, 03/25/60 (Call 09/25/59)	309	278,029
5.05%, 08/05/62 (Call 02/05/62)	137	121,807
5.20%, 02/10/33 (Call 11/10/32)	780	778,651
5.70%, 02/10/53 (Call 08/10/52)(a)	350	346,423
5.90%, 02/10/63 (Call 08/10/62)	205	205,410
KLA Corp. 4.95%, 07/15/52 (Call 01/15/52)	40	37,709
5.00%, 03/15/49 (Call 09/15/48)	10	9,431
5.25%, 07/15/62 (Call 01/15/62)	155	150,317
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	775	639,972
2.88%, 06/15/50 (Call 12/15/49)	226	150,993
3.13%, 06/15/60 (Call 12/15/59)	202	132,264
3.75%, 03/15/26 (Call 01/15/26)	614	595,261
3.80%, 03/15/25 (Call 12/15/24)	374	365,282
4.00%, 03/15/29 (Call 12/15/28)	623	597,177
4.88%, 03/15/49 (Call 09/15/48)	261	244,834
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	75	62,581
Micron Technology Inc. 2.70%, 04/15/32 (Call 01/15/32)	90	70,839
3.48%, 11/01/51 (Call 05/01/51)	215	139,148
4.66%, 02/15/30 (Call 11/15/29)	10	9,365
5.33%, 02/06/29 (Call 11/06/28)	131	128,342
5.88%, 02/09/33 (Call 11/09/32)	180	178,198
NVIDIA Corp. 2.00%, 06/15/31 (Call 03/15/31)(a)	1,778	1,470,833
2.85%, 04/01/30 (Call 01/01/30)	1,964	1,761,354
3.20%, 09/16/26 (Call 06/16/26)	5,685	5,426,844
NXP BV/NXP Funding LLC 5.35%, 03/01/26 (Call 01/01/26)	20	19,872
5.55%, 12/01/28 (Call 09/01/28)(a)	415	415,988
NXP BV/NXP Funding LLC/NXP USA Inc. 2.50%, 05/11/31 (Call 02/11/31)	353	285,312
2.65%, 02/15/32 (Call 11/15/31)	225	180,097
2.70%, 05/01/25 (Call 04/01/25)	80	76,176
3.13%, 02/15/42 (Call 08/15/41)	65	44,497
3.15%, 05/01/27 (Call 03/01/27)	87	80,580
3.25%, 05/11/41 (Call 11/11/40)	185	131,579
3.25%, 11/30/51 (Call 05/30/51)	240	154,699
3.40%, 05/01/30 (Call 02/01/30)	125	109,845
4.30%, 06/18/29 (Call 03/18/29)	252	236,081
5.00%, 01/15/33 (Call 10/15/32)	245	232,407
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	45	40,743
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	265	229,371
4.50%, 05/20/52 (Call 11/20/51)	175	152,469
4.65%, 05/20/35 (Call 11/20/34)(a)	60	58,834
4.80%, 05/20/45 (Call 11/20/44)	222	209,437
6.00%, 05/20/53 (Call 11/20/52)	180	193,795
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	1,008	951,058
1.75%, 05/04/30 (Call 02/04/30)	830	690,519
1.90%, 09/15/31 (Call 06/15/31)	300	244,338
2.25%, 09/04/29 (Call 06/04/29)	823	716,520
2.70%, 09/15/51 (Call 03/15/51)	293	193,333
2.90%, 11/03/27 (Call 08/03/27)	518	481,756

112	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.65%, 08/16/32 (Call 05/16/32)	$500	$456,405
3.88%, 03/15/39 (Call 09/15/38)	147	127,112
4.15%, 05/15/48 (Call 11/15/47)	469	406,792
4.60%, 02/15/28 (Call 01/15/28)	695	691,483
5.05%, 05/18/63	85	81,425
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	370	307,359
3.25%, 10/25/51 (Call 04/25/51)	355	256,882
4.13%, 04/22/29 (Call 02/22/29)	50	47,711
4.25%, 04/22/32 (Call 01/22/32)	315	298,737
4.50%, 04/22/52 (Call 10/22/51)	290	264,271

		34,381,855

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	210	178,113
3.48%, 12/01/27 (Call 09/01/27)	234	215,624
3.84%, 05/01/25 (Call 04/01/25)	137	132,589
4.20%, 05/01/30 (Call 02/01/30)	270	249,672

		775,998

Software — 3.9%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	287	182,509
3.40%, 06/15/27 (Call 03/15/27)	45	42,532
4.50%, 06/15/47 (Call 12/15/46)	82	75,303
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	379	362,358
2.15%, 02/01/27 (Call 12/01/26)	1,090	1,000,674
2.30%, 02/01/30 (Call 11/01/29)	3,064	2,657,683
3.25%, 02/01/25 (Call 11/01/24)	2,841	2,765,941
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	1,280	1,038,336
2.85%, 01/15/30 (Call 10/15/29)	272	237,021
3.50%, 06/15/27 (Call 03/15/27)	1,013	957,011
4.38%, 06/15/25 (Call 03/15/25)	753	738,445
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	20	16,320
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	671	661,942
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	345	275,890
2.95%, 02/15/51 (Call 08/15/50)	355	228,815
4.80%, 03/01/26 (Call 12/01/25)(a)	64	63,290
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	47	37,367
5.10%, 07/15/32 (Call 04/15/32)(a)	510	499,708
5.63%, 07/15/52 (Call 01/15/52)	140	132,790
Fiserv Inc.
4.40%, 07/01/49 (Call 01/01/49)	377	307,236
5.38%, 08/21/28	100	100,279
5.63%, 08/21/33 (Call 05/21/33)	175	176,271
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)(a)	135	108,572
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,391	2,241,515
2.53%, 06/01/50 (Call 12/01/49)	326	215,470
2.68%, 06/01/60 (Call 12/01/59)	462	296,853
2.70%, 02/12/25 (Call 11/12/24)	2,616	2,529,803
2.92%, 03/17/52 (Call 09/17/51)	703	498,209
3.04%, 03/17/62 (Call 09/17/61)	265	183,009
3.13%, 11/03/25 (Call 08/03/25)	2,419	2,334,480

Security	Par (000)	Value

Software (continued)
3.30%, 02/06/27 (Call 11/06/26)	$2,306	$2,215,605
3.45%, 08/08/36 (Call 02/08/36)	543	482,716
3.50%, 02/12/35 (Call 08/12/34)	1,552	1,410,411
3.50%, 11/15/42	120	100,302
3.95%, 08/08/56 (Call 02/08/56)	310	265,527
4.00%, 02/12/55 (Call 08/12/54)	495	432,585
4.10%, 02/06/37 (Call 08/06/36)	470	446,312
4.20%, 11/03/35 (Call 05/03/35)	255	246,228
4.25%, 02/06/47 (Call 08/06/46)	460	426,972
4.45%, 11/03/45 (Call 05/03/45)(a)	120	114,030
4.50%, 10/01/40(a)	15	14,671
4.50%, 02/06/57 (Call 08/06/56)	170	159,530
5.30%, 02/08/41(a)	130	137,671
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	120	103,880
3.25%, 05/15/30 (Call 02/15/30)	77	67,819
3.60%, 04/01/40 (Call 10/01/39)	220	166,432
3.60%, 04/01/50 (Call 10/01/49)	759	522,534
3.80%, 11/15/37 (Call 05/15/37)	62	49,875
3.85%, 07/15/36 (Call 01/15/36)	339	280,241
3.85%, 04/01/60 (Call 10/01/59)	742	502,861
3.90%, 05/15/35 (Call 11/15/34)	364	310,368
3.95%, 03/25/51 (Call 09/25/50)	624	455,046
4.00%, 07/15/46 (Call 01/15/46)	761	570,613
4.00%, 11/15/47 (Call 05/15/47)	503	375,173
4.10%, 03/25/61 (Call 09/25/60)	372	264,235
4.13%, 05/15/45 (Call 11/15/44)	501	386,912
4.30%, 07/08/34 (Call 01/08/34)	535	479,472
4.38%, 05/15/55 (Call 11/15/54)	422	323,687
4.50%, 07/08/44 (Call 01/08/44)	232	190,064
4.90%, 02/06/33 (Call 11/06/32)	75	71,620
5.38%, 07/15/40	476	443,603
5.55%, 02/06/53 (Call 08/06/52)	415	385,684
6.13%, 07/08/39	356	360,507
6.25%, 11/09/32 (Call 08/09/32)	620	648,774
6.50%, 04/15/38	359	378,285
6.90%, 11/09/52 (Call 05/09/52)	415	451,790
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	54	52,160
2.95%, 09/15/29 (Call 06/15/29)	6	5,301
3.80%, 12/15/26 (Call 09/15/26)	64	61,076
3.85%, 12/15/25 (Call 09/15/25)	112	108,138
4.20%, 09/15/28 (Call 06/15/28)	4	3,811
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	388	259,502
3.70%, 04/11/28 (Call 01/11/28)	4,709	4,509,009
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	350	275,275
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	737	693,628
4.50%, 05/15/25 (Call 04/15/25)	90	88,115
4.65%, 05/15/27 (Call 03/15/27)	177	171,984
4.70%, 05/15/30 (Call 02/15/30)	732	689,398
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	60	56,669
3.70%, 04/01/29 (Call 02/01/29)	455	420,293
3.80%, 04/01/32 (Call 01/01/32)	591	524,176

		43,126,202

Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	50	43,133

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 07/16/42	$85	$72,056
4.38%, 04/22/49 (Call 10/22/48)(a)	230	194,200
4.70%, 07/21/32 (Call 04/21/32)	240	228,535
6.13%, 11/15/37	85	88,674
6.13%, 03/30/40	395	409,512
6.38%, 03/01/35	210	226,296
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)(a)	330	215,002
3.50%, 09/15/53 (Call 03/15/53)	1,195	786,441
3.50%, 02/01/61 (Call 08/01/60)	280	180,390
3.55%, 09/15/55 (Call 03/15/55)	1,285	838,540
3.65%, 06/01/51 (Call 12/01/50)	530	362,509
3.65%, 09/15/59 (Call 03/15/59)	1,033	668,485
3.80%, 12/01/57 (Call 06/01/57)	1,078	725,796
3.85%, 06/01/60 (Call 12/01/59)	382	259,695
4.30%, 02/15/30 (Call 11/15/29)	57	53,124
4.30%, 12/15/42 (Call 06/15/42)	305	247,157
4.35%, 06/15/45 (Call 12/15/44)	227	178,876
4.50%, 05/15/35 (Call 11/15/34)	594	527,288
4.50%, 03/09/48 (Call 09/09/47)	316	252,152
4.55%, 03/09/49 (Call 09/09/48)	286	229,632
4.65%, 06/01/44 (Call 12/01/43)	27	22,303
4.75%, 05/15/46 (Call 11/15/45)	353	293,551
4.80%, 06/15/44 (Call 12/15/43)	177	149,846
4.85%, 03/01/39 (Call 09/01/38)	242	215,029
4.85%, 07/15/45 (Call 01/15/45)	25	21,134
4.90%, 08/15/37 (Call 02/14/37)	83	75,100
5.15%, 03/15/42(a)	102	92,290
5.15%, 11/15/46 (Call 05/15/46)(a)	180	157,941
5.15%, 02/15/50 (Call 08/14/49)	186	163,996
5.25%, 03/01/37 (Call 09/01/36)	368	348,382
5.35%, 09/01/40(a)	202	188,080
5.40%, 02/15/34	345	334,992
5.45%, 03/01/47 (Call 09/01/46)	135	124,979
5.55%, 08/15/41	162	152,889
5.65%, 02/15/47 (Call 08/15/46)(a)	290	278,029
5.70%, 03/01/57 (Call 09/01/56)(a)	149	144,044
6.00%, 08/15/40 (Call 05/15/40)(a)	193	193,071
6.30%, 01/15/38	65	66,491
6.38%, 03/01/41	40	41,162
6.55%, 02/15/39	5	5,203
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	70	49,946
4.30%, 07/29/49 (Call 01/29/49)	28	22,321
4.46%, 04/01/48 (Call 10/01/47)	96	78,731
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	70	45,902
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	357	349,428
9.13%, 12/15/30	1,416	1,724,263
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	694	649,577
2.95%, 02/28/26(a)	298	285,871
3.50%, 06/15/25	276	268,498
5.50%, 01/15/40	544	564,324
5.90%, 02/15/39	657	711,800
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	54	40,245
4.38%, 11/15/57 (Call 05/15/57)(a)	225	181,816
4.70%, 03/15/37(a)	25	22,955
5.35%, 11/15/48 (Call 05/15/48)	56	52,707

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 11/15/79 (Call 05/19/79)	$212	$190,005
5.75%, 08/15/40(a)	70	69,096
5.85%, 11/15/68 (Call 05/15/68)(a)	28	26,688
Deutsche Telekom International Finance BV
8.75%, 06/15/30	335	393,987
9.25%, 06/01/32	10	12,576
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)(a)	22	19,996
5.95%, 03/15/41	75	71,250
Koninklijke KPN NV, 8.38%, 10/01/30	1,024	1,164,769
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	115	91,492
4.00%, 09/01/24	92	89,996
4.60%, 02/23/28 (Call 11/23/27)	206	199,680
4.60%, 05/23/29 (Call 02/23/29)	117	112,704
5.50%, 09/01/44	115	105,653
5.60%, 06/01/32 (Call 03/01/32)	120	118,192
Nokia OYJ, 4.38%, 06/12/27	910	858,221
Orange SA
5.38%, 01/13/42	180	172,440
5.50%, 02/06/44 (Call 08/06/43)	170	165,789
9.00%, 03/01/31	852	1,032,973
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	56	51,562
3.63%, 12/15/25 (Call 09/15/25)	209	198,882
3.70%, 11/15/49 (Call 05/15/49)(a)	265	179,628
4.30%, 02/15/48 (Call 08/15/47)	178	132,605
4.35%, 05/01/49 (Call 11/01/48)	293	221,461
4.50%, 03/15/43 (Call 09/15/42)(a)	90	71,767
4.55%, 03/15/52	145	112,224
5.00%, 03/15/44 (Call 09/15/43)	262	222,441
5.45%, 10/01/43 (Call 04/01/43)	165	147,581
7.50%, 08/15/38	252	271,283
Sprint Capital Corp., 8.75%, 03/15/32	150	178,729
Telefonica Emisiones SA
4.10%, 03/08/27	634	603,479
4.90%, 03/06/48	215	171,609
5.21%, 03/08/47	508	425,922
5.52%, 03/01/49 (Call 09/01/48)	190	165,819
7.05%, 06/20/36	571	609,360
Telefonica Europe BV, 8.25%, 09/15/30	259	295,314
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	987	914,475
3.70%, 09/15/27 (Call 06/15/27)	731	687,513
4.30%, 06/15/49 (Call 12/15/48)	87	67,652
4.60%, 11/16/48 (Call 05/16/48)	289	238,659
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	5	4,332
2.88%, 02/15/31 (Call 02/15/26)	420	353,459
3.00%, 02/15/41 (Call 08/15/40)	230	162,132
3.30%, 02/15/51 (Call 08/15/50)	666	446,173
3.38%, 04/15/29 (Call 04/15/24)	60	53,812
3.40%, 10/15/52 (Call 04/15/52)	505	341,824
3.50%, 04/15/31 (Call 04/15/26)	840	733,446
3.60%, 11/15/60 (Call 05/15/60)	536	358,589
3.88%, 04/15/30 (Call 01/15/30)	512	466,304
4.38%, 04/15/40 (Call 10/15/39)	285	244,581
4.50%, 04/15/50 (Call 10/15/49)	720	594,605
5.20%, 01/15/33 (Call 10/15/32)	57	55,860
5.65%, 01/15/53 (Call 07/15/52)	265	258,227

114	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.75%, 01/15/54	$120	$118,543
5.80%, 09/15/62 (Call 03/15/62)	235	227,835
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	80	63,268
2.55%, 03/21/31 (Call 12/21/30)	360	296,258
2.63%, 08/15/26	41	38,183
2.88%, 11/20/50 (Call 05/20/50)(a)	521	319,399
2.99%, 10/30/56 (Call 04/30/56)	883	527,372
3.00%, 03/22/27 (Call 01/22/27)	115	106,902
3.00%, 11/20/60 (Call 05/20/60)	507	297,660
3.15%, 03/22/30 (Call 12/22/29)	98	85,883
3.38%, 02/15/25	369	357,889
3.55%, 03/22/51 (Call 09/22/50)	740	517,378
3.70%, 03/22/61 (Call 09/22/60)(a)	823	559,689
3.85%, 11/01/42 (Call 05/01/42)	188	145,877
3.88%, 02/08/29 (Call 11/08/28)	17	15,869
4.00%, 03/22/50 (Call 09/22/49)	56	42,811
4.02%, 12/03/29 (Call 09/03/29)	24	22,289
4.13%, 03/16/27	204	196,464
4.13%, 08/15/46	215	170,921
4.27%, 01/15/36	700	621,236
4.33%, 09/21/28	96	91,917
4.40%, 11/01/34 (Call 05/01/34)	708	640,627
4.50%, 08/10/33	548	506,319
4.52%, 09/15/48	260	218,353
4.67%, 03/15/55	265	223,347
4.75%, 11/01/41	226	203,237
4.81%, 03/15/39	363	329,495
4.86%, 08/21/46	692	608,019
5.01%, 04/15/49(a)	95	86,916
5.01%, 08/21/54	215	190,948
5.05%, 05/09/33	125	121,230
5.25%, 03/16/37	827	805,250
5.50%, 03/16/47(a)	362	351,212
5.85%, 09/15/35	65	65,349
6.40%, 09/15/33(a)	75	78,779
6.55%, 09/15/43	195	217,047
7.75%, 12/01/30(a)	60	68,581
Vodafone Group PLC
4.13%, 05/30/25	491	479,795
4.25%, 09/17/50	381	292,939
4.38%, 05/30/28(a)	235	230,596
4.38%, 02/19/43	367	298,988
4.88%, 06/19/49	431	365,303
5.00%, 05/30/38(a)	95	88,305
5.13%, 06/19/59	30	25,597
5.25%, 05/30/48	285	257,153
6.15%, 02/27/37	458	468,969
6.25%, 11/30/32(a)	153	160,104
7.88%, 02/15/30	417	469,696

		42,517,002

Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	963	931,038
3.50%, 09/15/27 (Call 06/15/27)	547	510,783
3.55%, 11/19/26 (Call 09/19/26)	897	842,983
3.90%, 11/19/29 (Call 08/19/29)	590	535,844
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	10	8,597

		2,829,245

Security	Par (000)	Value

Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	$189	$128,975
3.55%, 02/15/50 (Call 08/15/49)	298	227,437
3.90%, 08/01/46 (Call 02/01/46)	145	116,055
4.05%, 06/15/48 (Call 12/15/47)	235	192,944
4.13%, 06/15/47 (Call 12/15/46)	185	153,702
4.15%, 04/01/45 (Call 10/01/44)	18	15,198
4.15%, 12/15/48 (Call 06/15/48)	184	153,953
4.40%, 03/15/42 (Call 09/15/41)	10	8,821
4.70%, 09/01/45 (Call 03/01/45)	63	56,977
4.95%, 09/15/41 (Call 03/15/41)	63	60,006
5.05%, 03/01/41 (Call 09/01/40)	40	38,665
5.20%, 04/15/54	250	246,022
5.40%, 06/01/41 (Call 12/01/40)	10	9,992
5.75%, 05/01/40 (Call 11/01/39)	41	42,791
6.15%, 05/01/37	10	10,879
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	185	113,307
3.20%, 08/02/46 (Call 02/02/46)	355	255,845
3.65%, 02/03/48 (Call 08/03/47)	421	330,426
4.45%, 01/20/49 (Call 07/20/48)	300	263,193
6.20%, 06/01/36	208	226,252
6.25%, 08/01/34	207	224,709
6.38%, 11/15/37(a)	182	198,851
6.90%, 07/15/28	32	34,619
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	122	101,220
2.90%, 02/01/25 (Call 11/01/24)	77	74,136
3.10%, 12/02/51 (Call 06/02/51)(a)	605	410,220
4.00%, 06/01/28 (Call 03/01/28)	69	66,047
4.20%, 11/15/69	180	139,034
4.80%, 09/15/35 (Call 03/15/35)	73	70,235
4.80%, 08/01/45 (Call 02/01/45)	215	192,595
5.95%, 05/15/37	66	68,457
6.13%, 09/15/2115 (Call 03/15/2115)	139	144,082
7.13%, 10/15/31	37	41,195
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,900	1,807,907
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	191	163,187
2.60%, 11/01/26 (Call 08/01/26)	90	83,374
3.25%, 06/01/27 (Call 03/01/27)	79	74,315
3.35%, 11/01/25 (Call 08/01/25)	209	200,912
3.35%, 09/15/49 (Call 03/15/49)	201	142,559
3.80%, 03/01/28 (Call 12/01/27)	143	136,107
3.80%, 11/01/46 (Call 05/01/46)	243	189,805
3.80%, 04/15/50 (Call 10/15/49)	91	70,479
3.95%, 05/01/50 (Call 11/01/49)	239	189,788
4.10%, 03/15/44 (Call 09/15/43)	181	150,478
4.25%, 03/15/29 (Call 12/15/28)	468	451,325
4.25%, 11/01/66 (Call 05/01/66)(a)	227	181,543
4.30%, 03/01/48 (Call 09/01/47)	310	261,215
4.40%, 03/01/43 (Call 09/01/42)	129	110,578
4.50%, 03/15/49 (Call 09/15/48)	138	119,429
4.50%, 08/01/54 (Call 02/01/54)(a)	115	98,654
4.65%, 03/01/68 (Call 09/01/67)	90	77,387
4.75%, 05/30/42 (Call 11/30/41)	124	112,200
4.75%, 11/15/48 (Call 05/15/48)	119	106,321
5.50%, 04/15/41 (Call 10/15/40)	153	152,312
6.00%, 10/01/36	96	100,528

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.15%, 05/01/37	$165	$175,949
6.22%, 04/30/40	155	166,255
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	14	12,539
3.40%, 02/15/28 (Call 11/15/27)	15	13,980
3.88%, 08/01/42	77	61,263
4.05%, 02/15/48 (Call 08/15/47)	222	172,911
4.10%, 04/15/43	162	128,638
4.10%, 02/01/45	177	139,745
4.20%, 10/17/28 (Call 07/17/28)(a)	26	25,059
4.25%, 05/15/30 (Call 02/15/30)(a)	44	41,706
4.40%, 01/15/47 (Call 07/15/46)	203	166,821
4.55%, 04/01/46 (Call 10/01/45)	324	270,757
4.75%, 11/15/45 (Call 05/15/45)	343	294,997
4.90%, 01/15/34	54	52,190
4.95%, 10/17/48 (Call 04/17/48)	182	162,402
5.10%, 01/15/44	143	129,867
5.25%, 05/15/50 (Call 11/15/49)	243	225,701
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,270	1,124,293
2.65%, 07/15/31 (Call 04/15/31)(a)	480	375,667
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	168	144,866
2.90%, 08/25/51 (Call 02/25/51)	265	168,490
3.16%, 05/15/55 (Call 11/15/54)	165	108,459
3.40%, 11/01/49 (Call 05/01/49)	194	137,292
3.65%, 08/01/25 (Call 06/01/25)	58	56,094
3.70%, 03/15/53 (Call 09/15/52)(a)	95	70,614
3.80%, 08/01/28 (Call 05/01/28)	275	260,155
3.94%, 11/01/47 (Call 05/01/47)(a)	239	188,927
3.95%, 10/01/42 (Call 04/01/42)(a)	178	142,939
4.05%, 08/15/52 (Call 02/15/52)	345	273,751
4.10%, 05/15/49 (Call 11/15/48)	129	104,690
4.10%, 05/15/2121 (Call 11/15/2120)	125	87,713
4.15%, 02/28/48 (Call 08/28/47)	373	305,935
4.45%, 06/15/45 (Call 12/15/44)	143	120,979
4.65%, 01/15/46 (Call 07/15/45)	123	106,883
4.84%, 10/01/41	268	243,650
5.05%, 08/01/30 (Call 06/01/30)	90	89,082
5.35%, 08/01/54	70	68,088
7.80%, 05/15/27	20	21,827
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	192	185,583
2.90%, 12/01/26 (Call 10/01/26)	249	228,965
4.63%, 06/01/25 (Call 05/01/25)	170	166,654
5.25%, 06/01/28 (Call 05/01/28)	260	256,604
5.65%, 03/01/28 (Call 02/01/28)(a)	25	25,048
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	150	100,020
2.97%, 09/16/62 (Call 03/16/62)	245	150,734
3.25%, 02/05/50 (Call 08/05/49)	457	329,168
3.35%, 08/15/46 (Call 02/15/46)	88	62,727
3.38%, 02/01/35 (Call 08/01/34)	65	54,889
3.50%, 02/14/53 (Call 08/14/52)	305	226,673
3.55%, 08/15/39 (Call 02/15/39)	52	42,140
3.55%, 05/20/61 (Call 11/20/60)	130	92,080
3.60%, 09/15/37 (Call 03/15/37)(a)	62	51,841
3.75%, 02/05/70 (Call 08/05/69)	193	140,568
3.80%, 10/01/51 (Call 04/01/51)	411	324,263
3.80%, 04/06/71 (Call 10/06/70)	225	164,434

Security	Par (000)	Value

Transportation (continued)
3.84%, 03/20/60 (Call 09/20/59)	$255	$195,320
3.85%, 02/14/72 (Call 08/14/71)	107	79,148
3.88%, 02/01/55 (Call 08/01/54)	203	157,847
3.95%, 09/10/28 (Call 06/10/28)	53	51,019
3.95%, 08/15/59 (Call 02/15/59)	203	156,836
4.00%, 04/15/47 (Call 10/15/46)	148	119,435
4.05%, 11/15/45 (Call 05/15/45)	67	54,192
4.05%, 03/01/46 (Call 09/01/45)	195	158,812
4.10%, 09/15/67 (Call 03/15/67)	176	139,464
4.30%, 03/01/49 (Call 09/01/48)	248	212,519
4.50%, 09/10/48 (Call 03/10/48)(a)	233	204,371
6.63%, 02/01/29(a)	13	14,088
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	20	17,724
3.40%, 03/15/29 (Call 12/15/28)	122	114,162
3.40%, 11/15/46 (Call 05/15/46)(a)	100	74,759
3.40%, 09/01/49 (Call 03/01/49)(a)	287	218,519
3.63%, 10/01/42	86	69,840
3.75%, 11/15/47 (Call 05/15/47)	376	303,530
4.25%, 03/15/49 (Call 09/15/48)	231	199,099
4.45%, 04/01/30 (Call 01/01/30)(a)	117	115,212
4.88%, 11/15/40 (Call 05/15/40)	303	292,201
5.20%, 04/01/40 (Call 10/01/39)	190	189,213
5.30%, 04/01/50 (Call 10/01/49)	250	252,837
6.20%, 01/15/38	777	867,956

		22,698,911

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	75	46,517
3.25%, 03/30/25 (Call 12/30/24)	68	65,222
3.25%, 09/15/26 (Call 06/15/26)	20	18,573
3.50%, 03/15/28 (Call 12/15/27)(a)	19	17,391
3.50%, 06/01/32 (Call 03/01/32)	50	42,024
3.85%, 03/30/27 (Call 12/30/26)	43	40,306
4.55%, 11/07/28 (Call 08/07/28)	38	36,086
4.70%, 04/01/29 (Call 01/01/29)(a)	43	40,866
4.90%, 03/15/33 (Call 12/15/32)(a)	200	187,008
5.20%, 03/15/44 (Call 09/15/43)	92	80,306
5.45%, 09/15/33(a)	100	97,822

		672,121

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)(a)	120	106,147

Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	106	91,889
2.95%, 09/01/27 (Call 06/01/27)	53	48,874
3.45%, 06/01/29 (Call 03/01/29)	127	116,450
3.45%, 05/01/50 (Call 11/01/49)	388	281,432
3.75%, 09/01/28 (Call 06/01/28)(a)	9	8,533
3.75%, 09/01/47 (Call 03/01/47)	86	66,742
4.00%, 12/01/46 (Call 06/01/46)(a)	175	138,474
4.15%, 06/01/49 (Call 12/01/48)	238	197,073
4.20%, 09/01/48 (Call 03/01/48)	277	228,367
4.30%, 12/01/42 (Call 06/01/42)	87	74,365
4.30%, 09/01/45 (Call 03/01/45)	145	120,215
6.59%, 10/15/37	192	213,506
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	89	74,829
3.35%, 04/15/50 (Call 10/15/49)	209	139,127

116	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
3.57%, 05/01/29 (Call 02/01/29)	$89	$81,518
4.28%, 05/01/49 (Call 11/01/48)(a)	366	284,935
5.30%, 05/01/52 (Call 11/01/51)	182	164,907
United Utilities PLC, 6.88%, 08/15/28	55	57,260

		2,388,496

Total Long-Term Investments — 98.4% (Cost: $1,207,320,567)		1,075,811,253

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(d)(e)(f)	75,311	75,334,079
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	5,170	5,170,000

Total Short-Term Securities — 7.4% (Cost: $80,484,003)		80,504,079

Total Investments — 105.8% (Cost: $1,287,804,570)		1,156,315,332

Liabilities in Excess of Other Assets — (5.8)%		(63,416,333)

Net Assets — 100.0%		$1,092,898,999

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$85,290,166	$—	$(9,933,583	)(a)	$(7,980)	$(14,524)	$75,334,079	75,311	$196,887	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,040,000	—	(7,870,000	)(a)	—	—	5,170,000	5,170	84,727		—

					$(7,980)	$(14,524)	$80,504,079		$281,614		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,075,811,253	$—	$1,075,811,253

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$80,504,079	$—	$—	$80,504,079

	$80,504,079	$1,075,811,253	$—	$1,156,315,332

See notes to financial statements.

118	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$845,750,894	$3,065,479,064	$1,075,811,253
Investments, at value — affiliated(c)	28,684,883	303,183,217	80,504,079
Cash	6,940	—	3,202
Receivables:
Investments sold	15,006,673	10,605,147	8,680,181
Securities lending income — affiliated	22,832	21,638	40,590
TBA sales commitments	—	24,859,598	—
Capital shares sold	—	925,705	—
Dividends — affiliated	5,036	1,231,843	13,928
Interest — unaffiliated	7,433,113	19,746,829	13,022,292

Total assets	896,910,371	3,426,053,041	1,178,075,525

LIABILITIES
Bank overdraft	—	1,591	—
Collateral on securities loaned, at value	28,235,492	26,768,970	75,360,591
TBA sales commitments, at value(d)	—	25,123,721	—
Payables:
Investments purchased	12,356,848	294,795,405	9,651,279
Investment advisory fees	87,215	234,949	164,656

Total liabilities	40,679,555	346,924,636	85,176,526

Commitments and contingent liabilities

NET ASSETS	$856,230,816	$3,079,128,405	$1,092,898,999

NET ASSETS CONSIST OF
Paid-in capital	$923,329,980	$3,424,803,383	$1,265,170,075
Accumulated loss	(67,099,164)	(345,674,978)	(172,271,076)

NET ASSETS	$856,230,816	$3,079,128,405	$1,092,898,999

NET ASSET VALUE
Shares outstanding	35,750,000	66,100,000	48,750,000

Net asset value	$23.95	$46.58	$22.42

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$892,484,823	$3,367,445,024	$1,207,320,567
(b) Securities loaned, at value	$26,790,981	$26,076,244	$72,885,916
(c) Investments, at cost — affiliated	$28,666,977	$303,122,578	$80,484,003
(d) Proceeds from TBA sales commitments	$—	$24,859,598	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$45,781	$5,269,396	$84,727
Interest — unaffiliated	12,662,555	42,456,243	21,066,823
Securities lending income — affiliated — net	80,035	76,709	196,887
Other income — unaffiliated	—	2,156	1,785

Total investment income	12,788,371	47,804,504	21,350,222

EXPENSES
Investment advisory	537,696	1,404,635	942,756

Total expenses	537,696	1,404,635	942,756

Less:
Investment advisory fees waived	—	(90,110)	—

Total expenses after fees waived	537,696	1,314,525	942,756

Net investment income	12,250,675	46,489,979	20,407,466

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,328,901)	(15,665,966)	(10,614,067)
Investments — affiliated	(1,665)	(10,279)	(7,980)
In-kind redemptions — unaffiliated(a)	(2,110,725)	—	(10,552,041)

	(8,441,291)	(15,676,245)	(21,174,088)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	15,096,121	(14,280,240)	22,952,607
Investments — affiliated	(11,151)	(33,416)	(14,524)

	15,084,970	(14,313,656)	22,938,083

Net realized and unrealized gain (loss)	6,643,679	(29,989,901)	1,763,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,894,354	$16,500,078	$22,171,461

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

120	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,250,675	$17,407,822	$46,489,979	$48,605,484
Net realized loss	(8,441,291)	(21,180,421)	(15,676,245)	(40,146,317)
Net change in unrealized appreciation (depreciation)	15,084,970	(31,818,122)	(14,313,656)	(217,929,876)

Net increase (decrease) in net assets resulting from operations	18,894,354	(35,590,721)	16,500,078	(209,470,709)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,239,709)	(17,369,925)	(43,268,022)	(44,953,799)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(53,915,281)	(75,635,527)	705,445,944	669,010,992

NET ASSETS
Total increase (decrease) in net assets	(47,260,636)	(128,596,173)	678,678,000	414,586,484
Beginning of period	903,491,452	1,032,087,625	2,400,450,405	1,985,863,921

End of period	$856,230,816	$903,491,452	$3,079,128,405	$2,400,450,405

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	121

Statements of Changes in Net Assets (continued)

	iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,407,466	$28,089,619
Net realized loss	(21,174,088)	(46,232,160)
Net change in unrealized appreciation (depreciation)	22,938,083	(98,756,993)

Net increase (decrease) in net assets resulting from operations	22,171,461	(116,899,534)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,328,075)	(26,535,411)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(48,847,303)	385,322,539

NET ASSETS
Total increase (decrease) in net assets	(47,003,917)	241,887,594
Beginning of period	1,139,902,916	898,015,322

End of period	$1,092,898,999	$1,139,902,916

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

122	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$23.78		$25.11	$26.05	$25.74	$24.72	$24.60

Net investment income(a)	0.33		0.44	0.27	0.44	0.70	0.72
Net realized and unrealized gain (loss)(b)	0.17		(1.33)	(0.88)	0.35	1.02	0.06

Net increase (decrease) from investment operations	0.50		(0.89)	(0.61)	0.79	1.72	0.78

Distributions(c)

From net investment income		(0.33)	(0.44)	(0.29)	(0.47)	(0.70)	(0.66)
From net realized gain	—		—	(0.04)	(0.01)	—	—

Total distributions		(0.33)	(0.44)	(0.33)	(0.48)	(0.70)	(0.66)

Net asset value, end of period	$23.95		$23.78	$25.11	$26.05	$25.74	$24.72

Total Return(d)
Based on net asset value	2.12	%(e)	(3.58)%	(2.33)%	3.07%	7.07%	3.23%

Ratios to Average Net Assets(f)
Total expenses	0.12	%(g)	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	2.73	%(g)	1.83%	1.06%	1.68%	2.75%	2.93%

Supplemental Data
Net assets, end of period (000)	$856,231		$903,491	$1,032,088	$652,486	$271,577	$70,453

Portfolio turnover rate(h)		14%	30%	37%	38%	24%	29%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Period From 10/18/18 to 02/28/19	(a)

Net asset value, beginning of period	$46.88		$53.10	$55.22	$55.42	$51.25	$50.00

Net investment income(b)	0.79		1.12	0.62	0.74	1.44	0.60
Net realized and unrealized gain (loss)(c)		(0.35)	(6.31)	(2.15)	0.04	4.38	1.12

Net increase (decrease) from investment operations	0.44		(5.19)	(1.53)	0.78	5.82	1.72

Distributions(d)

From net investment income		(0.74)	(1.03)	(0.59)	(0.87)	(1.48)	(0.47)
From net realized gain	—		—	—	(0.11)	(0.17)	—

Total distributions		(0.74)	(1.03)	(0.59)	(0.98)	(1.65)	(0.47)

Net asset value, end of period	$46.58		$46.88	$53.10	$55.22	$55.42	$51.25

Total Return(e)
Based on net asset value	0.93	%(f)	(9.81)%	(2.78)%	1.39%	11.52%	3.46	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10	%(h)	0.10%	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.09	%(h)	0.09%	0.09%	0.08%	0.09%	0.09	%(h)

Net investment income	3.31	%(h)	2.31%	1.13%	1.32%	2.69%	3.21	%(h)

Supplemental Data
Net assets, end of period (000)	$3,079,128		$2,400,450	$1,985,864	$1,121,045	$221,686	$56,371

Portfolio turnover rate(i)(j)		79%	158%	234%	384%	266%	99	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

124	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/23 (unaudited)		Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19

Net asset value, beginning of period	$22.42		$25.84	$27.42	$27.30	$24.31	$24.56

Net investment income(a)	0.44		0.71	0.54	0.58	0.82	0.84
Net realized and unrealized gain (loss)(b)	0.00		(3.46)	(1.51)	0.14	2.97	(0.28)

Net increase (decrease) from investment operations	0.44		(2.75)	(0.97)	0.72	3.79	0.56

Distributions(c)

From net investment income		(0.44)	(0.67)	(0.56)	(0.60)	(0.80)	(0.81)
From net realized gain	—		—	(0.05)	—	—	—

Total distributions		(0.44)	(0.67)	(0.61)	(0.60)	(0.80)	(0.81)

Net asset value, end of period	$22.42		$22.42	$25.84	$27.42	$27.30	$24.31

Total Return(d)
Based on net asset value	1.99	%(e)	(10.71)%	(3.60)%	2.64%	15.85%	2.35%

Ratios to Average Net Assets(f)
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	3.90	%(g)	3.05%	2.00%	2.08%	3.14%	3.48%

Supplemental Data
Net assets, end of period (000)	$1,092,899		$1,139,903	$898,015	$827,938	$126,955	$25,524

Portfolio turnover rate(h)		12%	23%	17%	25%	11%	20%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows

126	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements (unaudited) (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

128	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$10,466,782	$(10,466,782)	$—		$—
BMO Capital Markets Corp.	1,534,248	(1,534,248)	—		—
BNP Paribas SA	152,855	(152,855)	—		—
BofA Securities, Inc.	3,902,990	(3,902,990)	—		—
J.P. Morgan Securities LLC	5,647,965	(5,647,965)	—		—
Morgan Stanley	3,200,417	(3,200,417)	—		—
Pershing LLC	1,062,624	(1,062,624)	—		—
RBC Capital Markets LLC	3,744	(3,744)	—		—
Scotia Capital (USA), Inc.	272,110	(272,110)	—		—
Toronto-Dominion Bank	185,252	(185,252)	—		—
Wells Fargo Securities LLC	361,994	(361,994)	—		—

	$26,790,981	$(26,790,981)	$—		$—

ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$8,431,362	$(8,431,362)	$—		$—
BMO Capital Markets Corp.	540,189	(540,189)	—		—
BNP Paribas SA	1,128,149	(1,128,149)	—		—
BofA Securities, Inc.	730,030	(730,030)	—		—
Citigroup Global Markets, Inc.	5,187,416	(5,187,416)	—		—
Goldman Sachs & Co. LLC	2,995,044	(2,995,044)	—		—
J.P. Morgan Securities LLC	1,207,808	(1,207,808)	—		—
Jefferies LLC	72,225	(72,225)	—		—
Morgan Stanley	4,695,518	(4,695,518)	—		—
RBC Capital Markets LLC	627,520	(627,520)	—		—
Scotia Capital (USA), Inc.	55,851	(55,851)	—		—
State Street Bank & Trust Co.	155,944	(155,944)	—		—
Toronto-Dominion Bank	85,431	(85,431)	—		—
UBS Securities LLC	163,757	(163,757)	—		—

	$26,076,244	$(26,076,244)	$—		$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$21,849,023	$(21,849,023)	$—		$—
BMO Capital Markets Corp.	2,291,507	(2,291,507)	—		—
BNP Paribas SA	983,225	(983,225)	—		—
BofA Securities, Inc.	6,123,891	(6,123,891)	—		—
Citadel Clearing LLC	298,556	(298,556)	—		—
Citigroup Global Markets, Inc.	2,403,916	(2,403,916)	—		—
J.P. Morgan Securities LLC	18,239,274	(18,239,274)	—		—
Jefferies LLC	734,088	(734,088)	—		—
Morgan Stanley	8,131,519	(8,131,519)	—		—
Pershing LLC	5,252,657	(5,252,657)	—		—
RBC Capital Markets LLC	973,403	(973,403)	—		—
Scotia Capital (USA), Inc.	300,505	(300,505)	—		—
State Street Bank & Trust Co.	2,677,508	(2,677,508)	—		—
Toronto-Dominion Bank	879,525	(879,525)	—		—
UBS Securities LLC	126,890	(126,890)	—		—
Wells Fargo Bank N.A	294,928	(294,928)	—		—
Wells Fargo Securities LLC	1,325,501	(1,325,501)	—		—

	$72,885,916	$(72,885,916)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
ESG Aware U.S. Aggregate Bond	$90,110

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
ESG Aware 1-5 Year USD Corporate Bond	$24,719
ESG Aware U.S. Aggregate Bond	19,364
ESG Aware USD Corporate Bond	57,526

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

130	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$126,331,030	$127,576,873
ESG Aware U.S. Aggregate Bond	2,310,698,225	2,140,702,914	80,940,429	61,219,796
ESG Aware USD Corporate Bond	—	—	126,342,805	124,199,371

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware 1-5 Year USD Corporate Bond	$11,734,479	$64,639,849
ESG Aware U.S. Aggregate Bond	504,291,297	—
ESG Aware USD Corporate Bond	194,462,258	241,924,874

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

ESG Aware 1-5 Year USD Corporate Bond	$(13,015,455)
ESG Aware U.S. Aggregate Bond	(36,336,783)
ESG Aware USD Corporate Bond	(22,413,546)

(a)	Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware 1-5 Year USD Corporate Bond	$921,900,419	$1,278,261	$(48,742,903)	$(47,464,642)
ESG Aware U.S. Aggregate Bond	3,671,373,746	1,849,967	(304,825,555)	(302,975,588)
ESG Aware USD Corporate Bond	1,288,649,952	969,751	(133,304,371)	(132,334,620)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

132	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Financials Sector Risk: Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware 1-5 Year USD Corporate Bond
Shares sold	500,000	$11,912,002	6,700,000	$159,782,463
Shares redeemed	(2,750,000)	(65,827,283)	(9,800,000)	(235,417,990)

	(2,250,000)	$(53,915,281)	(3,100,000)	$(75,635,527)

ESG Aware U.S. Aggregate Bond
Shares sold	14,900,000	$705,445,944	17,500,000	$847,365,803
Shares redeemed	—	—	(3,700,000)	(178,354,811)

	14,900,000	$705,445,944	13,800,000	$669,010,992

ESG Aware USD Corporate Bond
Shares sold	8,800,000	$198,455,590	24,550,000	$572,972,570
Shares redeemed	(10,900,000)	(247,302,893)	(8,450,000)	(187,650,031)

	(2,100,000)	$(48,847,303)	16,100,000	$385,322,539

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Board Review and Approval of Investment Advisory Contract

iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF, iShares ESG Aware USD Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

134	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	135

Board Review and Approval of Investment Advisory Contract (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

136	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	137

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

138	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	139

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-209-0823

AUGUST 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca
•	iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.

Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.50%	15.94%
U.S. small cap equities (Russell 2000® Index)	0.99	4.65
International equities (MSCI Europe, Australasia, Far East Index)	4.75	17.92
Emerging market equities (MSCI Emerging Markets Index)	3.62	1.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.47	4.25
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.11	(4.71)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	0.95	(1.19)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	1.04	1.70
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	4.55	7.19

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Investment Objective

The iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds that applies extensive climate-based screens and other extensive screens for involvement in controversial activities, and reflects the performance of issuers with a favorable environmental, social and governance rating as identified by the index provider, as represented by the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.11%	0.37%	(9.29)%	0.37%	(16.20)%
Fund Market	2.11	0.80	(9.19)	0.80	(16.04)
Index	2.33	0.63	(9.09)	0.63	(15.86)

The inception date of the Fund was November 8, 2021. The first day of secondary market trading was November 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.10	$ 0.91		$ 1,000.00	$ 1,024.20	$ 0.92		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	4.8%
Aa	2.5
A	47.8
Baa	43.5
Ba	1.1
Not Rated	0.3

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	22.5%
5-10 Years	37.1
10-15 Years	7.1
15-20 Years	7.7
More than 20 Years	25.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.06%	(0.79)%	(3.59)%	(0.79)%	(11.02)%
Fund Market	0.90	(0.96)	(3.63)	(0.96)	(11.12)
Index	1.13	(0.66)	(3.46)	(0.66)	(10.61)

The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/23)	Ending Account Value (08/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,010.60	$ 0.61		$ 1,000.00	$ 1,024.50	$ 0.61		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	53.8%
Aa	6.5
A	11.9
Baa	14.2
Ba	2.8
B	1.5
Caa	0.3
Ca	0.1
Not Rated	8.9

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	60.5%
Corporate Bonds & Notes	32.0
Foreign Government Obligations	6.4
Collaterized Mortgage Obligations	0.9
Asset-Backed Securities	0.3
TBA Sales Commitments	(0.1)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.3%
NIKE Inc. 2.85%, 03/27/30 (Call 12/27/29)	$15	$13,384
3.38%, 03/27/50 (Call 09/27/49)(a)	15	11,582
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10	8,301

		33,267

Auto Manufacturers — 1.3%
American Honda Finance Corp., 1.30%, 09/09/26	10	8,929
General Motors Co. 5.15%, 04/01/38 (Call 10/01/37)	25	21,827
5.20%, 04/01/45	10	8,210
6.80%, 10/01/27 (Call 08/01/27)	25	25,776
General Motors Financial Co. Inc. 2.40%, 04/10/28 (Call 02/10/28)	15	12,953
2.70%, 06/10/31 (Call 03/10/31)	85	67,084
3.10%, 01/12/32 (Call 10/12/31)	15	12,006

		156,785

Auto Parts & Equipment — 0.2%
Aptiv PLC 3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,465
4.15%, 05/01/52 (Call 11/01/51)	10	7,428
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	13	11,779

		27,672

Banks — 29.8%
Banco Santander SA, 4.25%, 04/11/27	200	189,148
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	60	47,330
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	25	20,776
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)(b)	10	6,886
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	85	69,503
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	10	6,385
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	20	16,429
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	52	34,076
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	15	11,217
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	15	13,750
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	10	9,212
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	45	37,748
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	5	4,019
4.25%, 10/22/26	5	4,801
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	5	4,805
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	25	24,595
Bank of Montreal, 2.65%, 03/08/27	45	41,066
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	15	13,374
Bank of Nova Scotia (The), 2.45%, 02/02/32	25	20,241
Barclays PLC, 5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	200	195,085
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	10	8,908
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	10	8,057
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	30	20,499
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	10	8,241
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	15	13,770
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	5	4,346
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	15	13,818
4.13%, 07/25/28	15	13,970
4.30%, 11/20/26	20	19,193

Security	Par (000)	Value

Banks (continued)
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	$95	$88,130
4.45%, 09/29/27	20	19,082
4.65%, 07/23/48 (Call 06/23/48)	25	21,519
4.75%, 05/18/46	55	45,744
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	10	9,497
6.63%, 06/15/32	15	15,586
Citizens Financial Group Inc., 3.25%, 04/30/30
(Call 01/30/30)(a)	10	8,372
Cooperatieve Rabobank UA, 5.25%, 05/24/41	40	40,705
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	10	9,347
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(b)	10	10,120
8.25%, 03/01/38	6	6,773
Goldman Sachs Group Inc.,
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	20	15,787
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	100	80,975
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	15	12,471
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	15	14,024
5.15%, 05/22/45	45	41,366
5.95%, 01/15/27	50	50,440
6.75%, 10/01/37	75	79,580
HSBC Holdings PLC
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	200	178,393
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	200	159,662
Huntington Bancshares Inc., 2.55%, 02/04/30 (Call 11/04/29)	5	4,077
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	135	110,528
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	15	12,867
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	10	7,009
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	15	12,078
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	10	9,535
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	30	29,375
5.40%, 01/06/42	15	14,895
6.40%, 05/15/38	95	103,832
KeyCorp 2.55%, 10/01/29	20	15,824
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	10	8,608
Lloyds Banking Group PLC, 3.75%, 01/11/27	200	188,126
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	160,878
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	200	184,315
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	140	109,745
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	30	24,545
4.30%, 01/27/45	60	50,784
4.35%, 09/08/26	15	14,437
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	10	9,691
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(b)	30	30,160
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	75	76,836
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)	10	10,216
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	50	41,949
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(b)	15	14,876
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	16	16,229
Royal Bank of Canada 2.30%, 11/03/31	10	8,044
5.00%, 02/01/33	10	9,688
6.00%, 11/01/27	25	25,593
Santander Holdings USA Inc., 6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	20	19,863
State Street Corp., 2.20%, 03/03/31	5	3,981

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	$200	$184,035
Toronto-Dominion Bank (The) 2.00%, 09/10/31	15	11,866
4.46%, 06/08/32	35	32,564
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	20	16,916
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(b)	25	23,443
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(b)	10	9,906
U.S. Bancorp 1.38%, 07/22/30 (Call 04/22/30)	65	49,248
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	10	9,276
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	25	24,851
Westpac Banking Corp. 2.15%, 06/03/31	75	61,392
2.96%, 11/16/40	10	6,477

		3,547,379

Beverages — 0.1%
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	20	15,129

Biotechnology — 3.1%
Amgen Inc. 1.65%, 08/15/28 (Call 06/15/28)	50	42,656
2.00%, 01/15/32 (Call 10/15/31)	25	19,622
4.40%, 05/01/45 (Call 11/01/44)	15	12,552
4.40%, 02/22/62 (Call 08/22/61)	15	11,870
4.66%, 06/15/51 (Call 12/15/50)	75	64,575
5.25%, 03/02/30 (Call 01/02/30)	27	26,970
5.25%, 03/02/33 (Call 12/02/32)	27	26,871
5.60%, 03/02/43 (Call 09/02/42)	28	27,386
5.75%, 03/02/63 (Call 09/02/62)	12	11,826
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	20	16,449
3.15%, 05/01/50 (Call 11/01/49)	5	3,250
Gilead Sciences Inc. 1.65%, 10/01/30 (Call 07/01/30)	25	20,074
4.00%, 09/01/36 (Call 03/01/36)	20	17,698
4.75%, 03/01/46 (Call 09/01/45)	50	45,441
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	15	11,948
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)	15	10,299

		369,487

Building Materials — 0.4%
Carrier Global Corp. 2.72%, 02/15/30 (Call 11/15/29)	15	12,845
3.58%, 04/05/50 (Call 10/05/49)	20	14,317
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	20	16,177

		43,339

Chemicals — 0.9%
Air Products and Chemicals Inc. 2.05%, 05/15/30 (Call 02/15/30)	10	8,446
2.70%, 05/15/40 (Call 11/15/39)	10	7,268
Celanese U.S. Holdings LLC 6.17%, 07/15/27 (Call 06/15/27)	13	13,009
6.70%, 11/15/33 (Call 08/15/33)	19	19,081
CF Industries Inc., 5.15%, 03/15/34	15	14,137
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	30	29,437
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	8,674

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	$15	$12,777

		112,829

Commercial Services — 0.9%
Automatic Data Processing Inc., 1.25%, 09/01/30
(Call 06/01/30)	15	11,938
Global Payments Inc. 3.20%, 08/15/29 (Call 05/15/29)	15	13,083
5.95%, 08/15/52 (Call 02/15/52)	10	9,536
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)	20	16,832
2.65%, 10/01/26 (Call 08/01/26)	40	37,263
4.40%, 06/01/32 (Call 03/01/32)(a)	15	14,333
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)	10	8,563

		111,548

Computers — 5.0%
Apple Inc. 1.40%, 08/05/28 (Call 06/05/28)	200	171,869
2.65%, 05/11/50 (Call 11/11/49)	35	23,233
2.65%, 02/08/51 (Call 08/08/50)	10	6,631
2.70%, 08/05/51 (Call 02/05/51)	40	26,624
2.80%, 02/08/61 (Call 08/08/60)	10	6,414
3.35%, 08/08/32 (Call 05/08/32)(a)	15	13,763
4.65%, 02/23/46 (Call 08/23/45)	125	119,185
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(c)	5	3,512
4.90%, 10/01/26 (Call 08/01/26)	10	9,823
5.30%, 10/01/29 (Call 07/01/29)	40	39,499
5.75%, 02/01/33 (Call 11/01/32)(a)	10	9,992
6.20%, 07/15/30 (Call 04/15/30)	10	10,288
8.35%, 07/15/46 (Call 01/15/46)	3	3,677
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	15	15,548
6.35%, 10/15/45 (Call 04/15/45)	5	5,122
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	50	40,486
International Business Machines Corp., 4.15%, 05/15/39	100	85,631

		591,297

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	129,988
Air Lease Corp., 2.20%, 01/15/27 (Call 12/15/26)	10	8,939
Ally Financial Inc., 8.00%, 11/01/31	15	15,511
American Express Co. 4.05%, 05/03/29 (Call 03/03/29)	25	23,764
4.05%, 12/03/42(a)	10	8,516
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	25	22,910
Charles Schwab Corp. (The) 2.30%, 05/13/31 (Call 02/13/31)	20	16,040
2.45%, 03/03/27 (Call 02/03/27)	15	13,502
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	5	4,192
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	32,491
Intercontinental Exchange Inc. 1.85%, 09/15/32 (Call 06/15/32)	10	7,617
3.00%, 09/15/60 (Call 03/15/60)	30	18,575
4.25%, 09/21/48 (Call 03/21/48)	10	8,398
4.95%, 06/15/52 (Call 12/15/51)	15	13,957
Mastercard Inc. 3.35%, 03/26/30 (Call 12/26/29)	40	36,759
3.85%, 03/26/50 (Call 09/26/49)	10	8,294
Nasdaq Inc., 5.55%, 02/15/34 (Call 11/15/33)	30	29,972

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	$10	$7,227
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	5	4,464
Visa Inc. 1.10%, 02/15/31 (Call 11/15/30)(a)	10	7,779
2.05%, 04/15/30 (Call 01/15/30)	15	12,727
4.30%, 12/14/45 (Call 06/14/45)	25	22,573

		454,195

Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	8,029

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	10	8,085

Entertainment — 0.7%
Warnermedia Holdings Inc. 4.28%, 03/15/32 (Call 12/15/31)	35	30,843
5.05%, 03/15/42 (Call 09/15/41)	10	8,208
5.14%, 03/15/52 (Call 09/15/51)	55	43,857

		82,908

Environmental Control — 0.4%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	19,050
Waste Connections Inc., 4.20%, 01/15/33 (Call 10/15/32)	12	11,096
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	15,579

		45,725

Food — 1.2%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	15	13,834
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	35	32,898
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	20,677
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	60	49,556
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	10	10,986
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	20	17,341

		145,292

Hand & Machine Tools — 0.2%
Regal Rexnord Corp., 6.40%, 04/15/33 (Call 01/15/33)(c)	10	9,914
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	22	18,218

		28,132

Health Care - Products — 1.4%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	15	14,892
4.90%, 11/30/46 (Call 05/30/46)	15	14,608
Baxter International Inc. 2.54%, 02/01/32 (Call 11/01/31)(a)	15	12,038
3.13%, 12/01/51 (Call 06/01/51)(a)	10	6,352
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	80	70,303
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	15	14,507
Medtronic Inc., 4.38%, 03/15/35	15	14,196
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	30	21,589

		168,485

Health Care - Services — 4.2%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	11,218
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	95	87,352
Elevance Health Inc. 2.55%, 03/15/31 (Call 12/15/30)	40	33,435
3.60%, 03/15/51 (Call 09/15/50)	35	25,733
4.65%, 01/15/43	20	17,752
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)	15	11,846

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 09/01/30 (Call 03/01/30)	$10	$8,741
3.50%, 07/15/51 (Call 01/15/51)	45	29,952
4.13%, 06/15/29 (Call 03/15/29)	10	9,236
4.50%, 02/15/27 (Call 08/15/26)	10	9,667
5.25%, 06/15/49 (Call 12/15/48)	10	8,724
5.38%, 09/01/26 (Call 03/01/26)	10	9,922
5.50%, 06/01/33 (Call 03/01/33)	20	19,647
5.63%, 09/01/28 (Call 03/01/28)	10	9,979
Humana Inc. 2.15%, 02/03/32 (Call 11/03/31)	15	11,765
5.50%, 03/15/53 (Call 09/15/52)	5	4,814
UnitedHealth Group Inc. 4.20%, 05/15/32 (Call 02/15/32)	51	48,156
4.20%, 01/15/47 (Call 07/15/46)	5	4,236
4.75%, 05/15/52 (Call 11/15/51)	92	83,894
5.20%, 04/15/63 (Call 10/15/62)	15	14,380
5.35%, 02/15/33 (Call 11/15/32)	15	15,388
6.05%, 02/15/63 (Call 08/15/62)	15	16,284
6.88%, 02/15/38	10	11,610

		503,731

Insurance — 1.4%
American International Group Inc. 4.38%, 06/30/50 (Call 12/30/49)	5	4,127
4.80%, 07/10/45 (Call 01/10/45)	10	8,796
Chubb INA Holdings Inc. 3.05%, 12/15/61 (Call 06/15/61)	15	9,691
4.35%, 11/03/45 (Call 05/03/45)	15	13,111
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	8,394
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	11	6,995
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	7,286
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	10	9,172
MetLife Inc. 4.05%, 03/01/45	27	21,983
4.55%, 03/23/30 (Call 12/23/29)(a)	15	14,584
5.00%, 07/15/52 (Call 01/15/52)	10	9,121
5.70%, 06/15/35	15	15,358
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10	8,327
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	25	20,771
Travelers Companies Inc. (The), 3.05%, 06/08/51
(Call 12/08/50)(a)	15	10,369

		168,085

Internet — 0.4%
Alphabet Inc. 1.10%, 08/15/30 (Call 05/15/30)	15	12,027
2.05%, 08/15/50 (Call 02/15/50)	10	5,981
2.25%, 08/15/60 (Call 02/15/60)	10	5,838
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	10	9,776
eBay Inc. 2.70%, 03/11/30 (Call 12/11/29)	10	8,545
3.65%, 05/10/51 (Call 11/10/50)	10	7,106

		49,273

Lodging — 0.1%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	16,998

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.5%
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	$30	$22,602
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	15	13,092
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	22	18,818

		54,512

Manufacturing — 0.7%
3M Co. 2.88%, 10/15/27 (Call 07/15/27)(a)	20	18,417
3.25%, 08/26/49 (Call 02/26/49)(a)	10	6,913
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	15	14,134
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	8,599
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	36,177

		84,240

Media — 4.9%
Comcast Corp. 2.94%, 11/01/56 (Call 05/01/56)	15	9,318
2.99%, 11/01/63 (Call 05/01/63)	130	78,512
3.75%, 04/01/40 (Call 10/01/39)	15	12,331
4.15%, 10/15/28 (Call 07/15/28)	155	149,404
4.25%, 01/15/33	15	14,065
5.35%, 05/15/53 (Call 11/15/52)	26	25,426
7.05%, 03/15/33	35	39,884
Discovery Communications LLC 3.95%, 03/20/28 (Call 12/20/27)	55	51,153
4.00%, 09/15/55 (Call 03/15/55)	8	5,215
5.20%, 09/20/47 (Call 03/20/47)	30	24,269
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	15	14,474
5.48%, 01/25/39 (Call 07/25/38)	10	9,051
5.58%, 01/25/49 (Call 07/25/48)	10	8,905
Paramount Global 4.38%, 03/15/43	30	20,646
4.95%, 01/15/31 (Call 10/15/30)(a)	15	13,393
Walt Disney Co. (The) 2.65%, 01/13/31	50	42,874
3.60%, 01/13/51 (Call 07/13/50)	65	48,825
3.80%, 03/22/30	15	14,040

		581,785

Mining — 0.2%
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	10	8,132
6.25%, 10/01/39	10	10,398

		18,530

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	11	9,294

Pharmaceuticals — 12.3%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)	65	60,827
4.05%, 11/21/39 (Call 05/21/39)	70	59,923
4.25%, 11/21/49 (Call 05/21/49)	55	46,233
4.70%, 05/14/45 (Call 11/14/44)	25	22,416
AstraZeneca PLC, 6.45%, 09/15/37	40	45,003
Becton Dickinson and Co. 2.82%, 05/20/30 (Call 02/20/30)	30	25,952
4.67%, 06/06/47 (Call 12/06/46)	10	8,853
Bristol-Myers Squibb Co. 1.45%, 11/13/30 (Call 08/13/30)	25	19,815
2.95%, 03/15/32 (Call 12/15/31)	25	21,676

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 07/26/29 (Call 04/26/29)	$26	$24,041
3.90%, 02/20/28 (Call 11/20/27)	15	14,391
4.25%, 10/26/49 (Call 04/26/49)	60	50,635
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	25	23,473
Cigna Group (The), 4.90%, 12/15/48 (Call 06/15/48)	65	57,994
CVS Health Corp. 1.88%, 02/28/31 (Call 11/28/30)	15	11,756
2.13%, 09/15/31 (Call 06/15/31)	70	55,134
4.78%, 03/25/38 (Call 09/25/37)	35	31,360
5.05%, 03/25/48 (Call 09/25/47)	65	56,959
5.13%, 07/20/45 (Call 01/20/45)	15	13,348
5.88%, 06/01/53 (Call 12/01/52)	15	14,603
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)	15	9,246
4.95%, 02/27/63 (Call 08/27/62)	10	9,758
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	38,560
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29).	25	23,253
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	80	66,384
Merck & Co. Inc. 1.45%, 06/24/30 (Call 03/24/30)	35	28,262
2.90%, 12/10/61 (Call 06/10/61)	10	6,257
3.70%, 02/10/45 (Call 08/10/44)	60	48,891
5.00%, 05/17/53 (Call 11/17/52)	25	24,400
Novartis Capital Corp. 2.20%, 08/14/30 (Call 05/14/30)	30	25,550
2.75%, 08/14/50 (Call 02/14/50)	25	17,101
Pfizer Inc. 2.70%, 05/28/50 (Call 11/28/49)	30	20,314
3.45%, 03/15/29 (Call 12/15/28)	15	14,094
4.13%, 12/15/46	15	12,975
7.20%, 03/15/39	35	42,176
Pfizer Investment Enterprises Pte Ltd. 4.65%, 05/19/30 (Call 03/19/30)	30	29,545
4.75%, 05/19/33 (Call 02/19/33)	75	73,767
5.30%, 05/19/53 (Call 11/19/52)	60	59,813
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	245	230,101
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	15	15,463

		1,460,302

Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	5	4,948

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc. 2.00%, 05/18/32 (Call 02/18/32)	20	15,175
3.55%, 03/15/52 (Call 09/15/51)	15	10,211
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)	10	7,794
2.10%, 06/15/30 (Call 03/15/30)	10	7,989
3.10%, 06/15/50 (Call 12/15/49)	15	9,373
5.55%, 07/15/33 (Call 04/15/33)	10	9,891
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	30	21,207
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	10	9,099
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	30	20,214
Crown Castle International Corp., 2.10%, 04/01/31 (Call 01/01/31)	15	11,801
Digital Realty Trust LP, 5.55%, 01/15/28 (Call 12/15/27)	20	19,943
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	25	20,255
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	20	19,174

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp., 5.63%, 10/13/32 (Call 07/13/32)	$10	$10,002
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	50	42,097
VICI Properties LP 4.75%, 02/15/28 (Call 01/15/28)	25	23,812
5.63%, 05/15/52 (Call 11/15/51)	5	4,403

		262,440

Retail — 3.8%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	10	9,258
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	15	13,326
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,008
Home Depot Inc. (The) 2.75%, 09/15/51 (Call 03/15/51)	115	74,015
2.95%, 06/15/29 (Call 03/15/29)	45	40,871
5.88%, 12/16/36	15	16,083
Lowe’s Companies Inc. 1.70%, 09/15/28 (Call 07/15/28)	95	80,887
2.80%, 09/15/41 (Call 03/15/41)	35	24,017
4.45%, 04/01/62 (Call 10/01/61)	20	15,595
5.63%, 04/15/53 (Call 10/15/52)	15	14,547
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	25	21,080
3.63%, 09/01/49 (Call 03/01/49)	30	22,538
4.60%, 09/09/32 (Call 06/09/32)(a)	15	14,635
4.88%, 12/09/45 (Call 06/09/45)	15	13,841
5.45%, 08/14/53 (Call 02/14/53)	5	4,993
Starbucks Corp. 3.50%, 11/15/50 (Call 05/15/50)	15	10,864
3.55%, 08/15/29 (Call 05/15/29)	42	38,930
Target Corp. 2.35%, 02/15/30 (Call 11/15/29)	10	8,607
2.95%, 01/15/52 (Call 07/15/51)	5	3,327
4.80%, 01/15/53 (Call 07/15/52)	10	9,174

		455,596

Semiconductors — 5.3%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	5	3,359
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	10	8,987
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	30	28,495
Broadcom Inc. 2.45%, 02/15/31 (Call 11/15/30)(c)	20	16,131
3.46%, 09/15/26 (Call 07/15/26)	80	75,777
3.47%, 04/15/34 (Call 01/15/34)(c)	15	12,245
3.75%, 02/15/51 (Call 08/15/50)(c)	5	3,573
4.30%, 11/15/32 (Call 08/15/32)	14	12,648
4.93%, 05/15/37 (Call 02/15/37)(c)	75	67,519
Intel Corp. 1.60%, 08/12/28 (Call 06/12/28)	90	77,331
2.80%, 08/12/41 (Call 02/12/41)	85	58,930
3.05%, 08/12/51 (Call 02/12/51)	35	22,609
3.73%, 12/08/47 (Call 06/08/47)	10	7,561
4.60%, 03/25/40 (Call 09/25/39)	10	9,073
5.90%, 02/10/63 (Call 08/10/62)	21	21,032
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)	15	14,160
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	4,674
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	15	12,525
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	25	23,428
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	20	16,598
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	25	17,776

Security	Par (000)	Value

Semiconductors (continued)
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	$5	$4,528
QUALCOMM Inc. 1.65%, 05/20/32 (Call 02/20/32)	10	7,766
3.25%, 05/20/27 (Call 02/20/27)	50	47,239
4.50%, 05/20/52 (Call 11/20/51)	10	8,718
4.80%, 05/20/45 (Call 11/20/44)	10	9,421
6.00%, 05/20/53 (Call 11/20/52)	10	10,750
Texas Instruments Inc. 3.88%, 03/15/39 (Call 09/15/38)	15	12,929
4.15%, 05/15/48 (Call 11/15/47)	20	17,368

		633,150

Software — 4.6%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	5	3,176
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,679
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	10	8,120
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	17,252
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	20	16,145
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	20	16,302
Microsoft Corp. 2.53%, 06/01/50 (Call 12/01/49)	165	108,820
3.30%, 02/06/27 (Call 11/06/26)	25	24,020
Oracle Corp. 2.88%, 03/25/31 (Call 12/25/30)	75	63,400
2.95%, 04/01/30 (Call 01/01/30)	45	38,979
3.60%, 04/01/40 (Call 10/01/39)	38	28,726
3.80%, 11/15/37 (Call 05/15/37)	15	12,072
3.85%, 07/15/36 (Call 01/15/36)	15	12,409
3.95%, 03/25/51 (Call 09/25/50)	40	29,159
4.00%, 07/15/46 (Call 01/15/46)	135	101,147
6.25%, 11/09/32 (Call 08/09/32)	15	15,715
salesforce.com Inc. 1.95%, 07/15/31 (Call 04/15/31)	15	12,219
2.90%, 07/15/51 (Call 01/15/51)	20	13,342
Workday Inc. 3.50%, 04/01/27 (Call 03/01/27)	15	14,165
3.80%, 04/01/32 (Call 01/01/32)(a)	11	9,752

		553,599

Telecommunications — 6.6%
AT&T Inc. 2.55%, 12/01/33 (Call 09/01/33)	125	95,184
3.50%, 06/01/41 (Call 12/01/40)	65	47,668
3.55%, 09/15/55 (Call 03/15/55)	95	61,998
3.65%, 06/01/51 (Call 12/01/50)	85	58,222
3.65%, 09/15/59 (Call 03/15/59)	15	9,697
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	12,319
British Telecommunications PLC, 9.13%, 12/15/30	15	18,270
Cisco Systems Inc., 5.90%, 02/15/39	25	27,038
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	15	12,136
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	17,688
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	10	7,974
4.60%, 05/23/29 (Call 02/23/29)	15	14,453
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	20	19,509
Rogers Communications Inc. 3.80%, 03/15/32 (Call 12/15/31)	10	8,555
4.35%, 05/01/49 (Call 11/01/48)	20	15,085

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.55%, 03/15/52 (Call 09/15/51)	$10	$7,726
Telefonica Emisiones SA, 7.05%, 06/20/36(a)	55	58,679
Verizon Communications Inc. 2.55%, 03/21/31 (Call 12/21/30)	63	51,835
2.99%, 10/30/56 (Call 04/30/56)	110	65,635
3.15%, 03/22/30 (Call 12/22/29)	20	17,544
3.40%, 03/22/41 (Call 09/22/40)	125	92,832
3.88%, 02/08/29 (Call 11/08/28)	20	18,669
4.50%, 08/10/33	15	13,863
4.86%, 08/21/46	5	4,398
Vodafone Group PLC, 4.88%, 06/19/49	37	31,354

		788,331

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	9,073

Transportation — 0.8%
FedEx Corp. 2.40%, 05/15/31 (Call 02/15/31)(a)	31	25,603
4.55%, 04/01/46 (Call 10/01/45)	37	30,998
United Parcel Service Inc. 3.75%, 11/15/47 (Call 05/15/47)	27	21,804
6.20%, 01/15/38	15	16,744

		95,149

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	10	7,798

Total Long-Term Investments — 98.2% (Cost: $13,920,346)		11,706,417

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.52%(d)(e)(f)	511	$511,304
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(d)(e)	120	120,000

Total Short-Term Securities — 5.3% (Cost: $631,196)		631,304

Total Investments — 103.5% (Cost: $14,551,542)		12,337,721

Liabilities in Excess of Other Assets — (3.5)%		(415,311)

Net Assets — 100.0%		$11,922,410

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$580,588	$—		$(69,084	)(a)	$(168)	$(32)	$511,304	511	$971	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	120,000	0	(a)	—		—	—	120,000	120	3,190		—

						$(168)	$(32)	$631,304		$4,161		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,706,417	$—	$11,706,417
Short-Term Securities
Money Market Funds	631,304	—	—	631,304

	$631,304	$11,706,417	$—	$12,337,721

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$967,620
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	387,216
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 03/15/25)	132	130,327
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	75	69,489
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	96,290

Total Asset-Backed Securities — 0.3% (Cost: $1,707,236)		1,650,942

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 05/15/29)	100	90,597
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	160,149
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	376,797
Benchmark Mortgage Trust 4.59%, 05/15/55 (Call 05/15/32)(a)	1,000	901,608
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	985	945,433
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	100	85,026
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	100	78,576
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 08/15/27)	124	117,455
Commission Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	955,829
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	155	149,413
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	572	544,600
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 07/15/24)	75	73,208
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 03/15/26)	172	163,659
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	100	93,384
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 10/15/28)	100	96,105
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 03/15/27)	150	139,680
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	486,213

		5,457,732

Total Collaterized Mortgage Obligations — 0.9% (Cost: $6,396,032)		5,457,732

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 09/11/23)(b)	$20	$19,821
Clear Channel Outdoor Holdings Inc. 5.13%, 08/15/27 (Call 10/02/23)(b)	70	62,700
7.50%, 06/01/29 (Call 06/01/24)(b)(c)	60	45,008
7.75%, 04/15/28 (Call 04/15/24)(b)	60	46,966
9.00%, 09/15/28(b)	25	25,125
Interpublic Group of Companies Inc. (The) 2.40%, 03/01/31 (Call 12/01/30)	50	40,376
3.38%, 03/01/41 (Call 09/01/40)	43	30,313
4.75%, 03/30/30 (Call 12/30/29)	68	64,843
5.40%, 10/01/48 (Call 04/01/48)	30	27,298
Omnicom Group Inc. 3.60%, 04/15/26 (Call 01/15/26)	80	76,529
3.65%, 11/01/24 (Call 08/01/24)	25	24,419
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/29 (Call 01/15/24)(b)	27	22,242
4.63%, 03/15/30 (Call 03/15/25)(b)	30	24,416
5.00%, 08/15/27 (Call 09/11/23)(b)	40	36,200
6.25%, 06/15/25 (Call 10/02/23)(b)	25	24,562
WPP Finance 2010, 3.75%, 09/19/24	5	4,861

		575,679

Aerospace & Defense — 0.1%
Hexcel Corp. 4.20%, 02/15/27 (Call 11/15/26)	30	28,192
4.95%, 08/15/25 (Call 05/15/25)	39	37,966
Howmet Aerospace Inc. 3.00%, 01/15/29 (Call 11/15/28)	36	31,044
5.13%, 10/01/24 (Call 07/01/24)	51	50,478
5.90%, 02/01/27	36	35,742
5.95%, 02/01/37	35	34,464
6.75%, 01/15/28	20	20,461
6.88%, 05/01/25 (Call 04/01/25)	39	39,306
Spirit AeroSystems Inc. 4.60%, 06/15/28 (Call 03/15/28)(c)	40	32,369
7.50%, 04/15/25 (Call 10/02/23)(b)	70	69,124
9.38%, 11/30/29 (Call 11/30/25)(b)	55	57,361
Triumph Group Inc. 7.75%, 08/15/25 (Call 10/02/23)(c)	30	28,284
9.00%, 03/15/28 (Call 03/15/25)(b)	70	70,579

		535,370

Agriculture — 0.0%
Darling Ingredients Inc. 5.25%, 04/15/27 (Call 09/11/23)(b)	35	34,060
6.00%, 06/15/30 (Call 06/15/25)(b)	60	58,645

		92,705

Airlines — 0.0%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	10	9,234
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	70	64,717

		73,951

Apparel — 0.0%
Crocs Inc. 4.13%, 08/15/31 (Call 08/15/26)(b)(c)	20	15,860
4.25%, 03/15/29 (Call 03/15/24)(b)	20	16,890
Hanesbrands Inc. 4.88%, 05/15/26 (Call 02/15/26)(b)(c)	53	49,550

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	$35	$35,131
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	25	21,245
Tapestry Inc. 3.05%, 03/15/32 (Call 12/15/31)	30	23,004
4.13%, 07/15/27 (Call 04/15/27)	68	63,494
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	35	32,109
Wolverine World Wide Inc., 4.00%, 08/15/29
(Call 08/15/24)(b)(c)	30	22,454

		279,737

Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	70	71,119
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	95	83,679
BMW U.S. Capital LLC 1.25%, 08/12/26 (Call 07/12/26)(b)	40	35,813
2.55%, 04/01/31 (Call 01/01/31)(b)	60	50,215
2.80%, 04/11/26 (Call 01/11/26)(b)	215	203,003
3.30%, 04/06/27 (Call 01/06/27)(b)	25	23,534
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,013
3.90%, 04/09/25 (Call 03/09/25)(b)	125	122,442
3.95%, 08/14/28 (Call 05/14/28)(b)(c)	50	47,791
4.15%, 04/09/30 (Call 01/09/30)(b)	75	71,212
Cummins Inc. 0.75%, 09/01/25 (Call 08/01/25)	22	20,144
1.50%, 09/01/30 (Call 06/01/30)	70	56,262
2.60%, 09/01/50 (Call 03/01/50)(c)	55	34,033
4.88%, 10/01/43 (Call 04/01/43)	50	45,804
Daimler Trucks Finance North America LLC 2.50%, 12/14/31(b)	75	60,188
3.65%, 04/07/27(b)	10	9,458
5.40%, 09/20/28(b)	150	149,505
PACCAR Financial Corp. 1.10%, 05/11/26	55	49,749
1.80%, 02/06/25	85	80,904
Wabash National Corp., 4.50%, 10/15/28
(Call 10/15/24)(b)	25	21,378

		1,245,246

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc. 5.00%, 10/01/29 (Call 10/01/24)(c)	30	24,689
6.25%, 03/15/26 (Call 09/11/23)	16	15,580
6.50%, 04/01/27 (Call 10/02/23)(c)	35	33,201
6.88%, 07/01/28 (Call 09/11/23)	20	18,338
Aptiv PLC 3.10%, 12/01/51 (Call 06/01/51)	85	51,746
3.25%, 03/01/32 (Call 12/01/31)	55	46,590
4.15%, 05/01/52 (Call 11/01/51)	65	48,271
4.35%, 03/15/29 (Call 12/15/28)	12	11,567
4.40%, 10/01/46 (Call 04/01/46)	2	1,525
5.40%, 03/15/49 (Call 09/15/48)	40	35,066
BorgWarner Inc. 2.65%, 07/01/27 (Call 05/01/27)	150	135,924
4.38%, 03/15/45 (Call 09/15/44)	15	11,845
5.00%, 10/01/25(b)	110	108,159
Cooper-Standard Automotive Inc., 5.63%, 05/15/27
(Call 01/31/25), (10.63% PIK)(b)(d)	21	14,056
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 10/02/23)(b)	12	11,775

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Inc. 4.25%, 09/01/30 (Call 05/01/26)	$20	$16,511
4.50%, 02/15/32 (Call 02/15/27)	21	16,947
5.38%, 11/15/27 (Call 09/11/23)	25	23,780
5.63%, 06/15/28 (Call 09/11/23)(c)	25	23,523
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	10	8,732
3.55%, 01/15/52 (Call 07/15/51)	35	22,863
3.80%, 09/15/27 (Call 06/15/27)	20	18,731
4.25%, 05/15/29 (Call 02/15/29)	40	37,175
5.25%, 05/15/49 (Call 11/15/48)	50	43,491
Magna International Inc. 2.45%, 06/15/30 (Call 03/15/30)	45	37,881
4.15%, 10/01/25 (Call 07/01/25)	57	55,388
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	100	82,353

		955,707

Banks — 6.9%
ABN AMRO Bank NV 2.47%, 12/13/29 (Call 12/13/28),
(1-year CMT + 1.100%)(a)(b)	50	42,139
3.32%, 03/13/37 (Call 12/13/31),
(5-year CMT + 1.900%)(a)(b)	50	38,588
4.80%, 04/18/26(b)	200	192,824
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(e)	200	181,728
Banco de Credito del Peru SA, 3.13%, 07/01/30
(Call 07/01/25), (5-year CMT + 3.000%)(a)(e)	100	92,954
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(e)	200	195,476
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	200	185,278
Bank of China Ltd. 3.50%, 04/20/27(e)	200	190,676
5.00%, 11/13/24(e)	200	197,574
Bank of Montreal 0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	50	44,873
1.25%, 09/15/26	200	177,208
1.85%, 05/01/25	135	126,830
2.65%, 03/08/27	100	91,269
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	35	27,005
3.70%, 06/07/25	50	48,320
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	75	66,236
5.20%, 02/01/28 (Call 01/01/28)	125	123,990
Series H, 4.70%, 09/14/27 (Call 08/14/27)	85	82,939
Bank of New York Mellon Corp. (The) 1.05%, 10/15/26 (Call 09/15/26)	5	4,399
1.60%, 04/24/25 (Call 03/24/25)	112	105,194
1.65%, 07/14/28 (Call 05/14/28)	20	17,079
1.65%, 01/28/31 (Call 10/28/30)	75	59,684
1.80%, 07/28/31 (Call 04/28/31)	50	39,339
2.05%, 01/26/27 (Call 12/26/26)	10	9,033
2.10%, 10/24/24	50	48,197
2.45%, 08/17/26 (Call 05/17/26)	96	88,889
2.80%, 05/04/26 (Call 02/04/26)	95	89,194
3.00%, 10/30/28 (Call 07/30/28)	90	80,845
3.25%, 09/11/24 (Call 08/11/24)	60	58,555
3.25%, 05/16/27 (Call 02/16/27)	100	93,828
3.30%, 08/23/29 (Call 05/23/29)	115	102,680

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 04/25/25 (Call 03/25/25)	$20	$19,307
3.40%, 01/29/28 (Call 10/29/27)	128	119,305
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	142	133,730
3.85%, 04/28/28	112	106,599
3.95%, 11/18/25 (Call 10/18/25)	60	58,010
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	150	144,009
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	30	30,735
Series G, 3.00%, 02/24/25 (Call 01/24/25)	95	91,527
Series J, 0.85%, 10/25/24 (Call 09/25/24)	10	9,472
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	16,927
Bank of Nova Scotia (The) 1.05%, 03/02/26	60	53,799
1.30%, 06/11/25	65	60,207
1.30%, 09/15/26	70	61,990
1.35%, 06/24/26	270	241,264
1.45%, 01/10/25	10	9,458
1.95%, 02/02/27	70	62,597
2.15%, 08/01/31	155	123,251
2.20%, 02/03/25	250	238,190
2.45%, 02/02/32	25	20,268
2.70%, 08/03/26	10	9,291
3.45%, 04/11/25	30	28,977
4.50%, 12/16/25	125	121,150
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	105	90,505
Banque Federative du Credit Mutuel SA 1.00%, 02/04/25(b)	55	51,244
1.60%, 10/04/26(b)	40	35,430
4.94%, 01/26/26(b)	205	200,670
BDO Unibank Inc., 2.13%, 01/13/26(e)	200	185,134
BPCE SA 1.00%, 01/20/26(b)	100	89,574
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)	165	149,893
2.38%, 01/14/25(b)	310	293,375
2.70%, 10/01/29(b)	80	68,646
3.12%, 10/19/32 (Call 10/19/31),
(1-day SOFR + 1.730%)(a)(b)	60	46,375
3.38%, 12/02/26	35	32,634
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)	55	35,891
4.50%, 03/15/25(b)	220	212,872
4.88%, 04/01/26(b)	240	231,386
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	125	107,575
Cooperatieve Rabobank UA 1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(a)(b)	55	49,012
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)	295	271,813
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(b)	285	251,447
3.75%, 07/21/26	55	51,646
3.76%, 04/06/33 (Call 04/06/32),
(1-year CMT + 1.420%)(a)(b)	80	68,843
5.25%, 05/24/41	156	158,786
5.25%, 08/04/45	20	18,297
5.75%, 12/01/43	55	53,783
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	305	294,298

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	$90	$85,174
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(a)(b)	255	228,648
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)	290	259,741
Credit Agricole SA/London, 1.91%, 06/16/26
(Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	250	232,745
DBS Group Holdings Ltd., 1.82%, 03/10/31
(Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	200	181,190
DIB Sukuk Ltd.
2.95%, 02/20/25(e)	200	191,342
2.95%, 01/16/26(e)	200	188,446
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	260	238,376
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24),
(1-year CMT + 0.330%)(a)(b)	125	118,387
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)	230	204,254
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)	15	13,013
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(b)	60	63,976
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27)(a)(e)(f)	200	178,618
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(b)	245	231,758
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26),
(5-year CMT + 4.138%)(a)(e)(f)	200	189,000
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	18,557
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(c)	145	137,045
Hana Bank, 1.25%, 12/16/26(e)	200	174,616
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	70	51,638
2.55%, 02/04/30 (Call 11/04/29)	155	126,429
4.00%, 05/15/25 (Call 04/15/25)	145	139,674
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(e)	200	196,828
Industrial & Commercial Bank of China Ltd./Hong Kong,
2.95%, 06/01/25(e)	200	191,778
Industrial & Commercial Bank of China Ltd./Singapore,
1.20%, 09/09/25(e)	200	184,022
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	225	202,390
3.95%, 03/29/27	255	241,908
4.55%, 10/02/28	200	191,842
Intesa Sanpaolo SpA
8.25%, 11/21/33 (Call 11/21/32),
(1-year CMT + 4.400%)(a)(b)	200	209,320
Series XR, 4.00%, 09/23/29(b)	200	173,720
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	200	179,420
KeyCorp
2.25%, 04/06/27	166	142,524
2.55%, 10/01/29	124	98,114
4.10%, 04/30/28	85	76,322
4.15%, 10/29/25	165	155,950
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	40	34,474

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kookmin Bank, 4.50%, 02/01/29(e)	$200	$187,392
Korea Development Bank (The), 2.00%, 10/25/31	200	160,462
Kreditanstalt fuer Wiederaufbau 0.00%, 04/18/36(g)	85	49,024
0.38%, 07/18/25	310	284,859
0.50%, 09/20/24	187	177,695
0.63%, 01/22/26	259	235,094
0.75%, 09/30/30	235	185,044
1.00%, 10/01/26	150	134,796
1.75%, 09/14/29	310	269,117
2.00%, 05/02/25	194	184,579
2.50%, 11/20/24	390	377,079
2.88%, 04/03/28	189	177,038
4.13%, 07/15/33	200	197,668
Landwirtschaftliche Rentenbank 0.88%, 03/30/26	150	136,090
1.75%, 07/27/26	215	198,112
1.75%, 01/14/27(e)	150	136,767
2.00%, 01/13/25	34	32,548
2.38%, 06/10/25	115	109,735
Series 37, 2.50%, 11/15/27	125	115,896
Series 40, 0.50%, 05/27/25	236	218,130
Lloyds Banking Group PLC 2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(a)	290	275,033
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(a)	55	35,961
3.75%, 01/11/27	245	230,226
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	100	93,014
4.34%, 01/09/48	255	190,080
4.45%, 05/08/25	240	234,178
4.58%, 12/10/25	230	221,370
4.65%, 03/24/26	200	193,032
Macquarie Bank Ltd. 3.05%, 03/03/36 (Call 03/03/31),
(5-year CMT + 1.700%)(a)(b)	105	80,507
3.62%, 06/03/30(b)	75	62,774
4.88%, 06/10/25(b)	35	34,098
5.21%, 06/15/26(b)	200	198,510
Mitsubishi UFJ Financial Group Inc. 2.19%, 02/25/25	225	213,525
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	210	166,093
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	130	103,696
2.56%, 02/25/30	200	168,304
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(a)	200	163,110
3.29%, 07/25/27	10	9,292
3.74%, 03/07/29	115	106,413
3.75%, 07/18/39	225	185,652
3.78%, 03/02/25	20	19,417
4.05%, 09/11/28	25	23,732
4.29%, 07/26/38	35	30,961
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	210	203,752
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	230	228,878

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)	$220	$170,694
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	220	180,539
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)	490	461,698
4.02%, 03/05/28	295	278,120
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	200	199,490
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	50	49,523
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	290	260,028
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(a)	140	132,033
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	259	229,919
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	274	245,636
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	185	142,213
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	150	115,633
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	125	117,855
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	220	172,603
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	70	63,143
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	225	169,517
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	151	120,315
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(a)	70	66,691
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	240	202,126
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)	165	104,480
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	140	114,807
3.13%, 07/27/26	85	79,565
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	290	213,553
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(a)	129	119,294
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	200	177,768
3.63%, 01/20/27	260	245,609
3.70%, 10/23/24	330	322,905
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	230	213,244
3.88%, 01/27/26	170	163,598
3.95%, 04/23/27	205	193,229
4.00%, 07/23/25	155	150,403
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	40	38,203
4.30%, 01/27/45	160	136,010

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.35%, 09/08/26	$100	$96,297
4.38%, 01/22/47	155	132,601
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	245	232,500
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	170	166,421
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	100	94,599
5.00%, 11/24/25	180	177,203
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	100	98,090
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	197	191,224
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	120	111,690
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)	70	68,793
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.480%)(a)	135	135,697
6.25%, 08/09/26	55	56,177
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	215	225,253
6.38%, 07/24/42	118	128,691
7.25%, 04/01/32	86	97,789
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(a)	70	65,869
Nordea Bank Abp 0.75%, 08/28/25(b)	250	227,085
1.50%, 09/30/26(b)	105	92,610
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)	90	81,812
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	90	74,111
3.15%, 05/03/29 (Call 02/03/29)	90	81,774
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	42	37,469
3.65%, 08/03/28 (Call 05/03/28)	100	94,233
3.95%, 10/30/25	65	62,903
4.00%, 05/10/27 (Call 04/10/27)	28	26,873
NRW Bank 0.63%, 05/19/25(e)	125	115,715
0.88%, 03/09/26(e)	30	27,199
Oesterreichische Kontrollbank AG 0.38%, 09/17/25	220	200,776
0.50%, 09/16/24	130	123,504
1.50%, 02/12/25	205	194,299
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)	163	150,087
PNC Bank NA, 2.95%, 02/23/25 (Call 01/24/25)	250	239,955
PNC Financial Services Group Inc. (The) 1.15%, 08/13/26 (Call 07/13/26)	45	39,925
2.20%, 11/01/24 (Call 10/02/24)	165	158,342
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(c)	135	108,741
2.55%, 01/22/30 (Call 10/24/29)	275	230,681
2.60%, 07/23/26 (Call 05/23/26)	200	185,808
3.15%, 05/19/27 (Call 04/19/27)	65	60,179
3.45%, 04/23/29 (Call 01/23/29)	221	199,225
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	25	22,616

Security	Par (000)	Value

Banks (continued)
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	$190	$180,112
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(a)	60	59,741
QNB Finance Ltd. , 2.63%, 05/12/25(e)	200	189,404
Regions Financial Corp. 1.80%, 08/12/28 (Call 06/12/28)	60	49,744
2.25%, 05/18/25 (Call 04/18/25)	155	144,869
7.38%, 12/10/37	26	27,543
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(e)	200	189,106
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30 (Call 02/05/25), (5-year CMT + 1.500%)(a)(e)	200	191,546
Skandinaviska Enskilda Banken AB 0.65%, 09/09/24(b)	200	189,976
0.85%, 09/02/25(b)	225	204,266
Standard Chartered PLC 2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	315	281,333
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(b)	205	161,105
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(b)	200	157,436
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(a)(b)	205	197,626
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	200	184,742
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	300	300,960
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	260	261,921
State Street Corp. 2.20%, 03/03/31	115	91,580
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(a)	130	124,810
2.40%, 01/24/30	95	81,136
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	25	20,504
2.65%, 05/19/26	75	70,540
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(a)	105	100,496
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	25	21,505
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	5	4,391
3.30%, 12/16/24	69	66,985
3.55%, 08/18/25	94	90,734
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	65	62,271
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	150	145,606
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	35	33,670
Sumitomo Mitsui Financial Group Inc. 1.47%, 07/08/25	260	240,835
1.71%, 01/12/31	115	88,453
1.90%, 09/17/28	235	197,463
2.13%, 07/08/30	90	72,465
2.14%, 09/23/30	97	76,625
2.63%, 07/14/26	75	69,201
2.93%, 09/17/41	160	110,870
3.01%, 10/19/26	140	129,751
3.20%, 09/17/29	120	104,995

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 10/18/27	$103	$94,729
3.36%, 07/12/27	145	134,483
3.45%, 01/11/27	55	51,480
3.54%, 01/17/28	35	32,303
3.78%, 03/09/26	125	119,695
3.94%, 07/19/28	20	18,693
4.31%, 10/16/28	45	42,679
5.71%, 01/13/30	200	200,852
5.77%, 01/13/33	200	202,352
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 03/09/26(b)	200	200,266
Svenska Handelsbanken AB, 1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	250	220,757
Toronto-Dominion Bank (The) 0.70%, 09/10/24	50	47,548
0.75%, 09/11/25	130	118,544
0.75%, 01/06/26	204	183,184
1.15%, 06/12/25	60	55,642
1.20%, 06/03/26	172	153,376
1.25%, 09/10/26	105	93,057
1.45%, 01/10/25	15	14,214
2.00%, 09/10/31	85	67,264
2.80%, 03/10/27	55	50,438
3.20%, 03/10/32	190	161,642
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	165	154,001
4.46%, 06/08/32	105	97,855
4.69%, 09/15/27	185	180,284
Truist Bank 1.50%, 03/10/25 (Call 02/10/25)	45	41,975
2.15%, 12/06/24 (Call 11/05/24)	35	33,415
2.25%, 03/11/30 (Call 12/11/29)	75	59,513
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)	60	55,799
3.30%, 05/15/26 (Call 04/15/26)	80	74,274
3.63%, 09/16/25 (Call 08/16/25)	25	23,693
3.80%, 10/30/26 (Call 09/30/26)	15	13,850
4.05%, 11/03/25 (Call 09/03/25)	10	9,606
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	70	59,183
1.20%, 08/05/25 (Call 07/03/25)	110	100,910
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	190	169,488
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	90	75,125
1.95%, 06/05/30 (Call 03/05/30)	65	51,523
2.85%, 10/26/24 (Call 09/26/24)	95	91,666
3.70%, 06/05/25 (Call 05/05/25)	195	187,920
3.88%, 03/19/29 (Call 02/16/29)	45	40,230
4.00%, 05/01/25 (Call 03/01/25)	50	48,453
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	140	132,044
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	55	49,058
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	230	228,061
U.S. Bancorp 1.38%, 07/22/30 (Call 04/22/30)	35	26,524
1.45%, 05/12/25 (Call 04/11/25)	15	14,032
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	75	66,913

Security	Par (000)	Value

Banks (continued)
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	$150	$110,489
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	75	59,612
3.00%, 07/30/29 (Call 04/30/29)	120	102,755
3.10%, 04/27/26 (Call 03/27/26)	55	51,607
3.60%, 09/11/24 (Call 08/11/24)	85	83,170
3.95%, 11/17/25 (Call 10/17/25)	10	9,681
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	195	180,861
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	100	91,120
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	70	69,831
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)	50	49,877
Series V, 2.38%, 07/22/26 (Call 06/22/26)	240	221,117
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	157,479
United Overseas Bank Ltd., 1.25%, 04/14/26(b)	30	27,109
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)(c)	25	19,952
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	70	61,191
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	35	27,529
Woori Bank, 0.75%, 02/01/26(e)	200	178,646
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	11,767

		41,685,949

Beverages — 0.1%
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(e)	200	179,718
Keurig Dr Pepper Inc. 2.25%, 03/15/31 (Call 12/15/30)	20	16,309
2.55%, 09/15/26 (Call 06/15/26)	65	59,998
3.20%, 05/01/30 (Call 02/01/30)	80	70,752
3.35%, 03/15/51 (Call 09/15/50)	55	37,730
3.43%, 06/15/27 (Call 03/15/27)	30	28,168
3.80%, 05/01/50 (Call 11/01/49)	45	34,077
3.95%, 04/15/29 (Call 02/15/29)	55	51,799
4.05%, 04/15/32 (Call 01/15/32)	40	36,632
4.42%, 12/15/46 (Call 06/15/46)	46	38,180
4.50%, 11/15/45 (Call 05/15/45)	35	29,826
4.50%, 04/15/52 (Call 10/15/51)	75	63,742
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	10	8,781

		655,712

Biotechnology — 0.6%
Amgen Inc. 1.65%, 08/15/28 (Call 06/15/28)	55	46,916
2.00%, 01/15/32 (Call 10/15/31)	155	121,447
2.20%, 02/21/27 (Call 12/21/26)	173	157,188
2.30%, 02/25/31 (Call 11/25/30)	71	58,574
2.45%, 02/21/30 (Call 11/21/29)	100	85,035
2.60%, 08/19/26 (Call 05/19/26)	102	94,832
2.77%, 09/01/53 (Call 03/01/53)	75	44,852
2.80%, 08/15/41 (Call 02/15/41)	85	58,603
3.00%, 02/22/29 (Call 12/22/28)	40	36,156
3.00%, 01/15/52 (Call 07/15/51)(c)	10	6,498
3.13%, 05/01/25 (Call 02/01/25)	72	69,239
3.15%, 02/21/40 (Call 08/21/39)	117	87,259
3.20%, 11/02/27 (Call 08/02/27)	70	65,043

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.35%, 02/22/32 (Call 11/22/31)	$20	$17,426
3.38%, 02/21/50 (Call 08/21/49)	142	99,417
4.05%, 08/18/29 (Call 06/18/29)	150	141,660
4.20%, 02/22/52 (Call 08/22/51)	75	59,686
4.40%, 05/01/45 (Call 11/01/44)	147	123,393
4.40%, 02/22/62 (Call 08/22/61)	60	47,499
4.56%, 06/15/48 (Call 12/15/47)	85	72,448
4.66%, 06/15/51 (Call 12/15/50)	207	177,852
4.88%, 03/01/53 (Call 09/01/52)	25	22,135
5.15%, 03/02/28 (Call 02/02/28)	250	249,697
5.15%, 11/15/41 (Call 05/15/41)	47	43,947
5.25%, 03/02/33 (Call 12/02/32)	305	303,268
5.60%, 03/02/43 (Call 09/02/42)	165	161,956
5.65%, 03/02/53 (Call 09/02/52)	300	297,405
5.75%, 03/02/63 (Call 09/02/62)	155	152,894
6.38%, 06/01/37	35	37,275
6.40%, 02/01/39	45	47,966
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	134	110,214
3.15%, 05/01/50 (Call 11/01/49)	115	75,057
3.25%, 02/15/51 (Call 08/15/50)	50	33,233
4.05%, 09/15/25 (Call 06/15/25)	180	174,589
5.20%, 09/15/45 (Call 03/15/45)	50	46,930
CSL Finance PLC 4.05%, 04/27/29 (Call 02/27/29)(b)	10	9,472
4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,730
4.63%, 04/27/42 (Call 10/27/41)(b)	10	9,023
4.75%, 04/27/52 (Call 10/27/51)(b)	90	80,848
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	90	72,123
Regeneron Pharmaceuticals Inc. 1.75%, 09/15/30 (Call 06/15/30)	94	74,766
2.80%, 09/15/50 (Call 03/15/50)	76	47,196
Royalty Pharma PLC, 3.35%, 09/02/51 (Call 03/02/51)	100	61,973

		3,801,720

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	25	22,640
Builders FirstSource Inc. 4.25%, 02/01/32 (Call 08/01/26)(b)	80	68,098
5.00%, 03/01/30 (Call 03/01/25)(b)	30	27,562
6.38%, 06/15/32 (Call 06/15/27)(b)	40	39,058
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	45	44,869
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)	80	76,109
2.49%, 02/15/27 (Call 12/15/26)	29	26,382
2.70%, 02/15/31 (Call 11/15/30)	80	67,082
2.72%, 02/15/30 (Call 11/15/29)	169	144,843
3.38%, 04/05/40 (Call 10/05/39)	112	84,161
3.58%, 04/05/50 (Call 10/05/49)	105	75,056
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 10/02/23)(b)	20	16,233
CRH America Finance Inc. 3.95%, 04/04/28 (Call 01/04/28)(b)	55	51,966
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,030
4.50%, 04/04/48 (Call 10/04/47)(b)	11	9,069
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	45	40,238
Fortune Brands Home & Security Inc. 3.25%, 09/15/29 (Call 06/15/29)	72	63,421
4.00%, 06/15/25 (Call 03/15/25)	122	118,025
Fortune Brands Innovations Inc., 5.88%, 06/01/33	40	39,871

Security	Par (000)	Value

Building Materials (continued)
Griffon Corp., 5.75%, 03/01/28 (Call 10/02/23)	$55	$51,288
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 10/02/23)(b)	25	23,637
Jeld-Wen Inc. 4.63%, 12/15/25 (Call 10/02/23)(b)(c)	12	11,624
4.88%, 12/15/27 (Call 10/02/23)(b)	25	22,294
Lennox International Inc. 1.35%, 08/01/25 (Call 07/01/25)	189	174,199
1.70%, 08/01/27 (Call 06/01/27)	62	54,208
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	25	21,599
Martin Marietta Materials Inc. 2.40%, 07/15/31 (Call 04/15/31)	42	33,952
3.20%, 07/15/51 (Call 01/15/51)	82	54,892
3.45%, 06/01/27 (Call 03/01/27)	35	32,856
3.50%, 12/15/27 (Call 09/15/27)	65	60,808
4.25%, 12/15/47 (Call 06/15/47)	45	36,536
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	43,676
Masco Corp. 2.00%, 10/01/30 (Call 07/01/30)	80	63,282
2.00%, 02/15/31 (Call 11/15/30)	20	15,797
3.13%, 02/15/51 (Call 08/15/50)	5	3,087
3.50%, 11/15/27 (Call 08/15/27)	35	32,536
4.50%, 05/15/47 (Call 11/15/46)	55	43,142
Masonite International Corp. 3.50%, 02/15/30 (Call 08/15/29)(b)	25	20,936
5.38%, 02/01/28 (Call 10/02/23)(b)	30	28,381
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	84	79,346
3.88%, 06/01/30 (Call 03/01/30)	50	45,492
3.95%, 08/15/29 (Call 05/15/29)	5	4,653
4.20%, 12/01/24 (Call 09/01/24)	39	38,217
4.30%, 07/15/47 (Call 01/15/47)	50	40,172
4.40%, 01/30/48 (Call 07/30/47)	20	16,226
7.00%, 12/01/36	25	27,474
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	10	9,278
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	15	14,826
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/29 (Call 09/11/23)(b)	46	43,068
6.50%, 03/15/27 (Call 09/11/23)(b)	15	14,866
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)	32	30,042
4.30%, 02/21/48 (Call 08/21/47)	17	14,035
5.75%, 06/15/43	25	24,945
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)	40	38,290
3.55%, 11/01/24 (Call 08/01/24)	35	34,224
3.80%, 03/21/29 (Call 12/21/28)	63	58,781
4.50%, 03/21/49 (Call 09/21/48)	29	24,853
4.65%, 11/01/44 (Call 05/01/44)	40	34,230
Vulcan Materials Co. 3.50%, 06/01/30 (Call 03/01/30)	85	76,152
4.50%, 04/01/25 (Call 01/01/25)	50	49,143
4.50%, 06/15/47 (Call 12/15/46)	27	22,970
4.70%, 03/01/48 (Call 09/01/47)	40	34,952
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	33	32,234

		2,659,912

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b).	$15	$11,482
Air Products and Chemicals Inc. 1.50%, 10/15/25 (Call 09/15/25)(c)	40	37,105
1.85%, 05/15/27 (Call 03/15/27)	43	38,698
2.05%, 05/15/30 (Call 02/15/30)	44	37,143
2.70%, 05/15/40 (Call 11/15/39)	70	50,945
2.80%, 05/15/50 (Call 11/15/49)	50	34,027
Albemarle Corp. 5.45%, 12/01/44 (Call 06/01/44)	65	59,722
5.65%, 06/01/52 (Call 12/01/51)	10	9,067
Avient Corp. 5.75%, 05/15/25 (Call 10/02/23)(b)	35	34,539
7.13%, 08/01/30 (Call 08/01/25)(b)	45	45,033
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	40	33,907
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 10/02/23)(b) .	30	28,231
Celanese U.S. Holdings LLC 1.40%, 08/05/26 (Call 07/05/26)	40	34,925
6.17%, 07/15/27 (Call 06/15/27)	125	125,145
6.38%, 07/15/32 (Call 04/15/32)	105	103,942
6.70%, 11/15/33 (Call 08/15/33)	65	65,282
CF Industries Inc. 4.95%, 06/01/43	35	29,523
5.15%, 03/15/34	65	61,360
5.38%, 03/15/44	70	62,096
Element Solutions Inc., 3.88%, 09/01/28 (Call 10/02/23)(b) .	45	39,549
FMC Corp. 3.45%, 10/01/29 (Call 07/01/29)	10	8,716
4.50%, 10/01/49 (Call 04/01/49)	30	22,360
6.38%, 05/18/53 (Call 11/18/52)	42	40,266
HB Fuller Co. 4.00%, 02/15/27 (Call 11/15/26)	20	18,640
4.25%, 10/15/28 (Call 10/15/23)	15	13,350
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	30	25,485
International Flavors & Fragrances Inc. 1.23%, 10/01/25 (Call 09/01/25)(b)	100	89,601
1.83%, 10/15/27 (Call 08/15/27)(b)	75	63,064
2.30%, 11/01/30 (Call 08/01/30)(b)	50	38,785
3.27%, 11/15/40 (Call 05/15/40)(b)	42	27,947
3.47%, 12/01/50 (Call 06/01/50)(b)	81	50,320
4.38%, 06/01/47 (Call 12/01/46)	40	28,674
4.45%, 09/26/28 (Call 06/26/28)	15	14,018
5.00%, 09/26/48 (Call 03/26/48)	55	43,718
Linde Inc./CT 1.10%, 08/10/30 (Call 05/10/30)	34	26,825
2.00%, 08/10/50 (Call 02/10/50)	40	21,976
2.65%, 02/05/25 (Call 11/05/24)	35	33,655
3.20%, 01/30/26 (Call 10/30/25)	95	91,399
3.55%, 11/07/42 (Call 05/07/42)	25	19,697
Methanex Corp. 4.25%, 12/01/24 (Call 09/01/24)	20	19,548
5.13%, 10/15/27 (Call 04/15/27)	40	37,514
5.25%, 12/15/29 (Call 09/15/29)	40	36,385
5.65%, 12/01/44 (Call 06/01/44)	20	16,455
Mosaic Co. (The), 5.63%, 11/15/43 (Call 05/15/43)	15	13,854
Nutrien Ltd. 2.95%, 05/13/30 (Call 02/13/30)	94	81,029
3.00%, 04/01/25 (Call 01/01/25)	20	19,162
3.95%, 05/13/50 (Call 11/13/49)	60	45,097

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/26 (Call 09/15/26)	$20	$19,107
4.13%, 03/15/35 (Call 09/15/34)	25	21,700
4.20%, 04/01/29 (Call 01/01/29)	65	61,147
4.90%, 06/01/43 (Call 12/01/42)	30	26,228
5.00%, 04/01/49 (Call 10/01/48)	56	48,689
5.25%, 01/15/45 (Call 07/15/44)	35	31,513
5.63%, 12/01/40	10	9,496
5.80%, 03/27/53 (Call 09/27/52)	30	29,302
5.88%, 12/01/36	35	34,744
OCI NV, 4.63%, 10/15/25 (Call 10/02/23)(b)	90	86,690
PPG Industries Inc. 1.20%, 03/15/26 (Call 02/15/26)	40	36,083
2.55%, 06/15/30 (Call 03/15/30)	75	63,490
3.75%, 03/15/28 (Call 12/15/27)	139	130,992
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(b)	30	24,447
SABIC Capital II BV, 4.50%, 10/10/28(e)	200	193,072
Sherwin-Williams Co. (The) 2.20%, 03/15/32 (Call 12/15/31)	25	19,835
2.30%, 05/15/30 (Call 02/15/30)	75	62,500
2.90%, 03/15/52 (Call 09/15/51)	25	15,698
2.95%, 08/15/29 (Call 05/15/29)	125	110,159
3.30%, 05/15/50 (Call 11/15/49)	35	23,772
3.45%, 08/01/25 (Call 05/01/25)	25	24,066
3.45%, 06/01/27 (Call 03/01/27)	129	121,601
3.80%, 08/15/49 (Call 02/15/49)	40	29,958
3.95%, 01/15/26 (Call 10/15/25)	15	14,505
4.50%, 06/01/47 (Call 12/01/46)	85	72,425
4.55%, 08/01/45 (Call 02/01/45)	16	13,344
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc. 5.13%, 04/01/29 (Call 04/01/24)(b)	25	13,487
5.38%, 09/01/25 (Call 10/02/23)(b)	30	28,259
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	65	53,282
Westlake Corp., 4.38%, 11/15/47 (Call 05/15/47)	90	69,448
Yara International ASA 3.15%, 06/04/30 (Call 03/04/30)(b)	80	66,729
3.80%, 06/06/26 (Call 03/06/26)(b)	25	23,746
4.75%, 06/01/28 (Call 03/01/28)(b)	77	73,105
7.38%, 11/14/32 (Call 08/14/32)(e)	100	106,910

		3,648,790

Commercial Services — 1.0%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(b)	60	52,378
4.88%, 07/15/32(b)	40	34,707
AMN Healthcare Inc. 4.00%, 04/15/29 (Call 04/15/24)(b)	20	17,177
4.63%, 10/01/27 (Call 10/02/23)(b)	35	32,265
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	20	18,087
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	21	18,080
APX Group Inc. 5.75%, 07/15/29 (Call 07/15/24)(b)	45	38,788
6.75%, 02/15/27 (Call 10/02/23)(b)	35	34,027
ASGN Inc., 4.63%, 05/15/28 (Call 10/02/23)(b)	35	31,602
Ashtead Capital Inc. 1.50%, 08/12/26 (Call 07/12/26)(b)	15	13,299
2.45%, 08/12/31 (Call 05/12/31)(b)	30	23,468
4.00%, 05/01/28 (Call 09/11/23)(b)	30	27,730
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	131	104,372

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
1.70%, 05/15/28 (Call 03/15/28)	$67	$58,651
3.38%, 09/15/25 (Call 06/15/25)	227	219,613
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 4.75%, 04/01/28 (Call 04/01/24)(b)(c)	30	27,221
5.38%, 03/01/29 (Call 03/01/24)(b)	35	32,155
5.75%, 07/15/27 (Call 09/11/23)(b)	25	24,015
5.75%, 07/15/27 (Call 10/02/23)(b)	25	23,881
Block Financial LLC 2.50%, 07/15/28 (Call 05/15/28)	25	21,423
3.88%, 08/15/30 (Call 05/15/30)	30	26,498
5.25%, 10/01/25 (Call 07/01/25)	25	24,633
Block Inc. 2.75%, 06/01/26 (Call 05/01/26)	55	50,055
3.50%, 06/01/31 (Call 03/01/31)(c)	60	49,240
Carriage Services Inc., 4.25%, 05/15/29
(Call 05/15/24)(b)(c)	30	26,006
Cintas Corp. No. 2 3.70%, 04/01/27 (Call 01/01/27)	135	129,424
4.00%, 05/01/32 (Call 02/01/32)	5	4,669
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	30	25,519
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	47	44,925
ERAC USA Finance LLC 3.30%, 12/01/26 (Call 09/01/26)(b)	185	172,572
3.80%, 11/01/25 (Call 08/01/25)(b)	82	79,009
3.85%, 11/15/24 (Call 08/15/24)(b)	80	78,237
4.20%, 11/01/46 (Call 05/01/46)(b)	47	38,283
4.50%, 02/15/45 (Call 08/15/44)(b)	70	59,277
5.40%, 05/01/53(b)	60	58,640
6.70%, 06/01/34(b)	25	27,199
7.00%, 10/15/37(b)	30	33,884
Gartner Inc. 3.63%, 06/15/29 (Call 06/15/24)(b)	35	30,743
3.75%, 10/01/30 (Call 10/01/25)(b)	45	38,866
4.50%, 07/01/28 (Call 10/02/23)(b)	45	41,978
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	55	49,162
2.15%, 01/15/27 (Call 12/15/26)	75	66,888
2.65%, 02/15/25 (Call 01/15/25)	55	52,508
2.90%, 05/15/30 (Call 02/15/30)	60	50,659
2.90%, 11/15/31 (Call 08/15/31)	55	44,993
3.20%, 08/15/29 (Call 05/15/29)	110	95,832
4.80%, 04/01/26 (Call 01/01/26)	45	44,005
5.95%, 08/15/52 (Call 02/15/52)	75	71,259
Herc Holdings Inc., 5.50%, 07/15/27 (Call 10/02/23)(b)	71	68,235
Hertz Corp. (The) 4.63%, 12/01/26 (Call 12/01/23)(b)	25	22,615
5.00%, 12/01/29 (Call 12/01/24)(b)	60	49,447
Korn Ferry, 4.63%, 12/15/27 (Call 10/02/23)(b)	30	28,076
Matthews International Corp., 5.25%, 12/01/25
(Call 10/02/23)(b)	21	20,260
Mobius Merger Sub Inc., 9.00%, 06/01/30
(Call 06/01/26)(b)	30	27,557
Moody’s Corp. 2.00%, 08/19/31 (Call 05/19/31)	40	32,172
3.10%, 11/29/61 (Call 05/29/61)	35	22,151
3.25%, 01/15/28 (Call 10/15/27)	12	11,187
3.25%, 05/20/50 (Call 11/20/49)	36	24,836
3.75%, 03/24/25 (Call 02/24/25)	40	38,942
3.75%, 02/25/52 (Call 08/25/51)	35	26,716

Security	Par (000)	Value

Commercial Services (continued)
4.25%, 02/01/29 (Call 11/01/28)	$32	$30,817
4.88%, 12/17/48 (Call 06/17/48)	24	21,848
5.25%, 07/15/44	50	48,000
PayPal Holdings Inc. 1.65%, 06/01/25 (Call 05/01/25)	79	74,010
2.30%, 06/01/30 (Call 03/01/30)	70	58,834
2.40%, 10/01/24 (Call 09/01/24)	91	88,004
2.65%, 10/01/26 (Call 08/01/26)	125	116,440
2.85%, 10/01/29 (Call 07/01/29)	134	118,299
3.25%, 06/01/50 (Call 12/01/49)	67	47,581
4.40%, 06/01/32 (Call 03/01/32)(c)	60	57,277
5.05%, 06/01/52 (Call 12/01/51)	40	38,660
5.25%, 06/01/62 (Call 12/01/61)	35	33,309
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 09/18/23)(b)	33	32,742
Prime Security Services Borrower LLC/Prime Finance Inc. 3.38%, 08/31/27 (Call 08/31/26)(b)	60	53,327
5.75%, 04/15/26(b)	75	73,624
6.25%, 01/15/28 (Call 10/02/23)(b)(c)	70	66,675
Quanta Services Inc. 2.35%, 01/15/32 (Call 10/15/31)	85	67,182
2.90%, 10/01/30 (Call 07/01/30)	51	42,943
3.05%, 10/01/41 (Call 04/01/41)	50	34,007
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	80	70,252
4.00%, 03/18/29 (Call 12/18/28)	55	52,239
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	18,623
S&P Global Inc. 1.25%, 08/15/30 (Call 05/15/30)	44	34,606
2.30%, 08/15/60 (Call 02/15/60)	65	35,397
2.45%, 03/01/27 (Call 02/01/27)	75	69,166
2.50%, 12/01/29 (Call 09/01/29)	20	17,372
2.70%, 03/01/29 (Call 01/01/29)	120	107,239
2.90%, 03/01/32 (Call 12/01/31)	65	55,661
2.95%, 01/22/27 (Call 10/22/26)	22	20,601
3.25%, 12/01/49 (Call 06/01/49)	65	46,418
3.70%, 03/01/52 (Call 09/01/51)	50	38,901
3.90%, 03/01/62 (Call 09/01/61)	15	11,763
4.25%, 05/01/29 (Call 02/01/29)	100	96,302
4.75%, 08/01/28 (Call 05/01/28)	70	69,281
Service Corp. International/U.S. 3.38%, 08/15/30 (Call 08/15/25)	45	37,481
4.00%, 05/15/31 (Call 05/15/26)	45	38,143
4.63%, 12/15/27 (Call 10/02/23)	30	28,274
5.13%, 06/01/29 (Call 06/01/24)	40	37,775
7.50%, 04/01/27(c)	15	15,371
Sodexo Inc. 1.63%, 04/16/26 (Call 03/16/26)(b)	140	126,694
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,211
Sotheby’s, 7.38%, 10/15/27 (Call 09/11/23)(b)	40	36,423
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29
(Call 06/01/24)(b)	20	15,536
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/31 (Call 12/16/30)(b)	47	38,033
3.38%, 03/22/27 (Call 12/22/26)(b)	50	46,498
4.13%, 02/02/26 (Call 11/02/25)(b)	37	35,673
TriNet Group Inc. 3.50%, 03/01/29 (Call 03/01/24)(b)	30	25,858
7.13%, 08/15/31(b)	25	25,101

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd. 2.05%, 04/15/26 (Call 03/15/26)(b)	$57	$50,784
3.15%, 06/15/31 (Call 03/15/31)(b)	50	38,447
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	25	19,395
United Rentals North America Inc. 3.75%, 01/15/32 (Call 07/15/26)	45	37,758
3.88%, 11/15/27 (Call 09/11/23)	41	37,988
3.88%, 02/15/31 (Call 08/15/25)	65	55,720
4.00%, 07/15/30 (Call 07/15/25)	40	35,048
4.88%, 01/15/28 (Call 09/11/23)	95	90,350
5.25%, 01/15/30 (Call 01/15/25)	45	42,783
5.50%, 05/15/27 (Call 10/02/23)	34	33,327
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	49	34,919
4.00%, 06/15/25 (Call 03/15/25)	90	87,532
4.13%, 03/15/29 (Call 12/15/28)	50	47,554
5.50%, 06/15/45 (Call 12/15/44)	17	15,681
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 10/02/23)(b)	30	27,378
WW International Inc., 4.50%, 04/15/29
(Call 04/15/24)(b)(c)	30	20,774

		5,778,005

Computers — 0.5%
Booz Allen Hamilton Inc. 3.88%, 09/01/28 (Call 10/02/23)(b)	40	36,298
4.00%, 07/01/29 (Call 07/01/24)(b)	35	31,376
CGI Inc. 1.45%, 09/14/26 (Call 08/14/26)	65	57,497
2.30%, 09/14/31 (Call 06/14/31)	50	38,834
Crowdstrike Holdings Inc., 3.00%, 02/15/29
(Call 02/15/24)	40	34,372
Dell Inc. 6.50%, 04/15/38	45	45,652
7.10%, 04/15/28	30	32,009
Dell International LLC/EMC Corp. 3.38%, 12/15/41 (Call 06/15/41)(b)	45	31,627
3.45%, 12/15/51 (Call 06/15/51)(b)	65	42,443
4.90%, 10/01/26 (Call 08/01/26)	77	75,577
5.30%, 10/01/29 (Call 07/01/29)	115	113,536
5.85%, 07/15/25 (Call 06/15/25)	82	82,143
6.02%, 06/15/26 (Call 03/15/26)	94	94,955
6.10%, 07/15/27 (Call 05/15/27)	42	42,977
6.20%, 07/15/30 (Call 04/15/30)	55	56,577
8.10%, 07/15/36 (Call 01/15/36)	80	91,890
8.35%, 07/15/46 (Call 01/15/46)	55	67,406
DXC Technology Co. 1.80%, 09/15/26 (Call 08/15/26)	40	35,113
2.38%, 09/15/28 (Call 07/15/28)	60	49,502
Fortinet Inc. 1.00%, 03/15/26 (Call 02/15/26)	42	37,510
2.20%, 03/15/31 (Call 12/15/30)	37	29,087
Hewlett Packard Enterprise Co. 1.75%, 04/01/26 (Call 03/01/26)	110	100,345
4.90%, 10/15/25 (Call 07/15/25)	94	92,736
6.20%, 10/15/35 (Call 04/15/35)	50	51,833
6.35%, 10/15/45 (Call 04/15/45)	60	61,444
HP Inc. 2.20%, 06/17/25 (Call 05/17/25)	115	108,394
2.65%, 06/17/31 (Call 03/17/31)	57	45,997

Security	Par (000)	Value

Computers (continued)
3.00%, 06/17/27 (Call 04/17/27)	$70	$64,342
4.00%, 04/15/29 (Call 02/15/29)	65	60,666
4.75%, 01/15/28 (Call 12/15/27)	80	77,917
5.50%, 01/15/33 (Call 10/15/32)(c)	75	72,803
6.00%, 09/15/41(c)	61	60,064
NCR Corp. 5.00%, 10/01/28 (Call 10/02/23)(b)	40	36,734
5.13%, 04/15/29 (Call 04/15/24)(b)	65	59,283
5.25%, 10/01/30 (Call 10/01/25)(b)	27	24,266
5.75%, 09/01/27 (Call 09/11/23)(b)	30	30,270
6.13%, 09/01/29 (Call 09/01/24)(b)	30	30,791
NetApp Inc. 1.88%, 06/22/25 (Call 05/22/25)	61	57,127
2.70%, 06/22/30 (Call 03/22/30)	92	76,694
3.30%, 09/29/24 (Call 07/29/24)	20	19,432
Seagate HDD Cayman 4.09%, 06/01/29 (Call 03/01/29)	30	26,457
4.13%, 01/15/31 (Call 10/15/30)	15	12,247
4.75%, 01/01/25	30	29,394
4.88%, 06/01/27 (Call 03/01/27)	30	28,742
5.75%, 12/01/34 (Call 06/01/34)	30	26,577
8.25%, 12/15/29 (Call 07/15/26)(b)	30	31,474
8.50%, 07/15/31 (Call 07/15/26)(b)	30	31,529
9.63%, 12/01/32 (Call 12/01/27)(b)	46	51,217
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	52	42,913
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	25	19,740
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	21	17,191
Western Digital Corp. 2.85%, 02/01/29 (Call 12/01/28)	55	44,306
3.10%, 02/01/32 (Call 11/01/31)	50	37,244
4.75%, 02/15/26 (Call 11/15/25)	105	100,044

		2,756,594

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. 4.13%, 04/01/29 (Call 04/01/24)(b)	30	26,018
5.50%, 06/01/28 (Call 10/02/23)(b)	40	37,830
Estee Lauder Companies Inc. (The) 1.95%, 03/15/31 (Call 12/15/30)	15	12,108
2.38%, 12/01/29 (Call 09/01/29)	74	63,377
2.60%, 04/15/30 (Call 01/15/30)	85	73,298
3.13%, 12/01/49 (Call 06/01/49)	25	17,320
3.15%, 03/15/27 (Call 12/15/26)	68	64,316
4.15%, 03/15/47 (Call 09/15/46)	35	29,445
4.38%, 06/15/45 (Call 12/15/44)	35	30,022
6.00%, 05/15/37	15	15,941
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(e)	200	174,390

		544,065

Distribution & Wholesale — 0.1%
Ferguson Finance PLC 3.25%, 06/02/30 (Call 03/02/30)(b)	30	25,962
4.50%, 10/24/28 (Call 07/24/28)(b)	45	42,705
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(b)	60	52,400
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(b)	40	39,693
OPENLANE Inc., 5.13%, 06/01/25 (Call 10/02/23)(b)	12	11,714
Resideo Funding Inc., 4.00%, 09/01/29
(Call 09/01/24)(b)(c)	20	16,813

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
Ritchie Bros Holdings Inc. 6.75%, 03/15/28 (Call 03/15/25)(b)	$30	$30,375
7.75%, 03/15/31 (Call 03/15/26)(b)	45	46,533
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	215	204,319
3.75%, 05/15/46 (Call 11/15/45)	65	51,619
4.20%, 05/15/47 (Call 11/15/46)	35	30,313
4.60%, 06/15/45 (Call 12/15/44)	37	33,901

		586,347

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/28 (Call 08/29/28)	175	151,671
3.30%, 01/30/32 (Call 10/30/31)	345	280,440
3.65%, 07/21/27 (Call 04/21/27)	130	119,692
3.85%, 10/29/41 (Call 04/29/41)	150	111,132
3.88%, 01/23/28 (Call 10/23/27)	155	142,643
4.45%, 10/01/25 (Call 08/01/25)	185	179,148
Affiliated Managers Group Inc. 3.30%, 06/15/30 (Call 03/15/30)	55	46,503
3.50%, 08/01/25	35	33,397
Air Lease Corp. 1.88%, 08/15/26 (Call 07/15/26)	110	98,403
2.10%, 09/01/28 (Call 07/01/28)	35	29,464
2.88%, 01/15/26 (Call 12/15/25)	125	116,824
2.88%, 01/15/32 (Call 10/15/31)	95	75,731
3.00%, 02/01/30 (Call 11/01/29)	75	63,029
3.13%, 12/01/30 (Call 09/01/30)	90	75,148
3.25%, 03/01/25 (Call 01/01/25)	55	52,697
3.25%, 10/01/29 (Call 07/01/29)	50	43,608
3.38%, 07/01/25 (Call 06/01/25)	80	76,255
3.75%, 06/01/26 (Call 04/01/26)	30	28,533
4.63%, 10/01/28 (Call 07/01/28)	50	47,130
Aircastle Ltd., 6.50%, 07/18/28 (Call 06/18/28)(b)	10	9,933
Ally Financial Inc. 2.20%, 11/02/28 (Call 09/02/28)	45	36,386
4.75%, 06/09/27 (Call 05/09/27)	35	32,764
5.75%, 11/20/25 (Call 10/21/25)(c)	65	63,116
6.70%, 02/14/33 (Call 11/16/32)	30	27,179
8.00%, 11/01/31	230	238,406
American Express Co. 1.65%, 11/04/26 (Call 10/04/26)	70	62,432
2.25%, 03/04/25 (Call 02/01/25)	25	23,769
2.55%, 03/04/27 (Call 02/01/27)	120	109,114
3.00%, 10/30/24 (Call 09/29/24)	170	165,046
3.13%, 05/20/26 (Call 04/20/26)	115	108,706
3.30%, 05/03/27 (Call 04/03/27)	139	129,512
3.63%, 12/05/24 (Call 11/04/24)	49	47,715
4.05%, 05/03/29 (Call 03/03/29)	130	123,491
4.05%, 12/03/42	105	89,865
4.20%, 11/06/25 (Call 10/06/25)	135	131,467
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	130	120,588
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	60	56,912
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	10	9,609
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	180	178,031
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	30	28,002

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	$95	$88,864
3.00%, 04/02/25 (Call 03/02/25)	82	78,838
3.70%, 10/15/24	45	44,024
4.50%, 05/13/32 (Call 02/13/32)	25	23,647
Aviation Capital Group LLC 1.95%, 01/30/26 (Call 12/30/25)(b)	60	54,089
1.95%, 09/20/26 (Call 08/20/26)(b)	50	43,988
3.50%, 11/01/27 (Call 07/01/27)(b)	70	62,644
4.13%, 08/01/25 (Call 06/01/25)(b)	85	80,957
4.88%, 10/01/25 (Call 07/01/25)(b)	51	49,122
Avolon Holdings Funding Ltd. 2.53%, 11/18/27 (Call 10/18/27)(b)	10	8,536
4.25%, 04/15/26 (Call 03/15/26)(b)	70	66,004
6.38%, 05/04/28 (Call 04/04/28)(b)	205	203,417
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(e)	200	182,726
Capital One Financial Corp. 1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	45	39,453
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	115	81,912
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	115	108,658
3.20%, 02/05/25 (Call 01/05/25)	15	14,390
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	115	98,669
3.75%, 07/28/26 (Call 06/28/26)	10	9,352
3.80%, 01/31/28 (Call 12/31/27)	50	45,884
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	200	192,262
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	195	190,570
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(c)	135	125,488
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	150	145,342
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	90	89,951
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	115	113,587
Cboe Global Markets Inc. 3.00%, 03/16/32 (Call 12/16/31)	15	12,676
3.65%, 01/12/27 (Call 10/12/26)	60	57,387
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26
(Call 08/15/26)(e)	200	178,044
CDBL Funding 1, 3.50%, 10/24/27(e)	200	187,282
CDBL Funding 2, 2.75%, 03/02/25(e)	200	191,556
Charles Schwab Corp. (The) 0.90%, 03/11/26 (Call 02/11/26)	105	93,693
1.15%, 05/13/26 (Call 04/13/26)	55	48,959
1.65%, 03/11/31 (Call 12/11/30)	100	76,593
1.95%, 12/01/31 (Call 09/01/31)	65	49,880
2.00%, 03/20/28 (Call 01/20/28)	75	64,608
2.30%, 05/13/31 (Call 02/13/31)	35	28,134
2.75%, 10/01/29 (Call 07/01/29)	75	64,567
2.90%, 03/03/32 (Call 12/03/31)	25	20,628
3.20%, 03/02/27 (Call 12/02/26)	55	50,915
3.20%, 01/25/28 (Call 10/25/27)	100	91,150
3.25%, 05/22/29 (Call 02/22/29)	40	35,568
3.30%, 04/01/27 (Call 01/01/27)	20	18,619

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.45%, 02/13/26 (Call 11/13/25)	$35	$33,225
3.85%, 05/21/25 (Call 03/21/25)	80	77,518
4.00%, 02/01/29 (Call 11/01/28)	20	18,808
4.20%, 03/24/25 (Call 02/24/25)	90	87,912
4.63%, 03/22/30 (Call 12/22/29)	85	82,566
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25),
(5-year CMT + 2.750%)(a)(e)	200	186,136
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(e)	200	184,326
CME Group Inc. 3.00%, 03/15/25 (Call 12/15/24)	140	135,272
3.75%, 06/15/28 (Call 03/15/28)	70	67,381
4.15%, 06/15/48 (Call 12/15/47)	15	13,187
5.30%, 09/15/43 (Call 03/15/43)	75	75,964
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	135	125,206
4.50%, 01/30/26 (Call 11/30/25)	65	62,427
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	18,785
Franklin Resources Inc. 1.60%, 10/30/30 (Call 07/30/30)	50	39,183
2.85%, 03/30/25	50	47,961
2.95%, 08/12/51 (Call 02/12/51)	50	30,744
goeasy Ltd., 4.38%, 05/01/26 (Call 09/11/23)(b)	20	18,438
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)	200	185,290
Intercontinental Exchange Inc. 1.85%, 09/15/32 (Call 06/15/32)	115	87,525
2.10%, 06/15/30 (Call 03/15/30)	160	131,846
2.65%, 09/15/40 (Call 03/15/40)	117	81,603
3.00%, 06/15/50 (Call 12/15/49)	55	36,685
3.00%, 09/15/60 (Call 03/15/60)	105	65,264
3.10%, 09/15/27 (Call 06/15/27)	99	91,660
3.65%, 05/23/25	55	53,331
3.75%, 12/01/25 (Call 09/01/25)	135	130,305
3.75%, 09/21/28 (Call 06/21/28)(c)	35	33,090
4.00%, 09/15/27 (Call 08/15/27)	75	71,859
4.25%, 09/21/48 (Call 03/21/48)	12	10,107
4.60%, 03/15/33 (Call 12/15/32)	105	100,242
4.95%, 06/15/52 (Call 12/15/51)	45	41,916
5.20%, 06/15/62 (Call 12/15/61)	70	66,522
Legg Mason Inc. 4.75%, 03/15/26	80	78,652
5.63%, 01/15/44	34	32,911
LPL Holdings Inc. 4.00%, 03/15/29 (Call 03/15/24)(b)	55	48,909
4.38%, 05/15/31 (Call 05/15/26)(b)	30	26,414
4.63%, 11/15/27 (Call 10/02/23)(b)	30	28,100
LSEGA Financing PLC 1.38%, 04/06/26 (Call 03/06/26)(b)	30	26,956
2.00%, 04/06/28 (Call 02/06/28)(b)	245	211,523
2.50%, 04/06/31 (Call 01/06/31)(b)	25	20,666
3.20%, 04/06/41 (Call 10/06/40)(b)	20	14,720
Mastercard Inc. 1.90%, 03/15/31 (Call 12/15/30)	37	30,330
2.00%, 03/03/25 (Call 02/03/25)	65	62,087
2.00%, 11/18/31 (Call 08/18/31)	25	20,307
2.95%, 11/21/26 (Call 08/21/26)	69	65,062
2.95%, 06/01/29 (Call 03/01/29)	84	76,175
2.95%, 03/15/51 (Call 09/15/50)	25	17,463
3.30%, 03/26/27 (Call 01/26/27)	77	73,245

Security	Par (000)	Value

Diversified Financial Services (continued)
3.35%, 03/26/30 (Call 12/26/29)	$59	$54,243
3.50%, 02/26/28 (Call 11/26/27)	40	38,014
3.65%, 06/01/49 (Call 12/01/48)	55	44,021
3.80%, 11/21/46 (Call 05/21/46)	44	36,333
3.85%, 03/26/50 (Call 09/26/49)	64	53,080
3.95%, 02/26/48 (Call 08/26/47)	52	44,158
Mitsubishi HC Capital Inc. 3.64%, 04/13/25 (Call 03/13/25)(b)(c)	10	9,632
3.97%, 04/13/30 (Call 01/13/30)(b)	10	9,043
Nasdaq Inc. 1.65%, 01/15/31 (Call 10/15/30)	45	35,195
2.50%, 12/21/40 (Call 06/21/40)	65	42,726
3.25%, 04/28/50 (Call 10/28/49)	35	23,246
3.85%, 06/30/26 (Call 03/30/26)	80	76,985
3.95%, 03/07/52 (Call 09/07/51)	115	86,095
5.55%, 02/15/34	100	99,609
OneMain Finance Corp. 3.50%, 01/15/27 (Call 01/15/24)	45	39,171
3.88%, 09/15/28 (Call 09/15/24)	35	28,695
4.00%, 09/15/30 (Call 09/15/25)	45	35,045
5.38%, 11/15/29 (Call 05/15/29)	40	34,617
6.63%, 01/15/28 (Call 07/15/27)	45	42,365
6.88%, 03/15/25	70	69,650
7.13%, 03/15/26	90	88,736
9.00%, 01/15/29 (Call 07/15/25)	30	30,411
PennyMac Financial Services Inc. 4.25%, 02/15/29 (Call 02/15/24)(b)	40	33,184
5.38%, 10/15/25 (Call 10/02/23)(b)	35	33,856
5.75%, 09/15/31 (Call 09/15/26)(b)	30	25,283
PRA Group Inc. 5.00%, 10/01/29 (Call 10/01/24)(b)(c)	20	15,081
7.38%, 09/01/25 (Call 10/02/23)(b)	20	19,651
8.38%, 02/01/28 (Call 02/01/25)(b)	20	18,303
Radian Group Inc. 4.50%, 10/01/24 (Call 07/01/24)	71	69,254
4.88%, 03/15/27 (Call 09/15/26)	37	35,000
6.63%, 03/15/25 (Call 09/15/24)	60	59,945
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	46	33,462
4.65%, 04/01/30 (Call 01/01/30)	50	48,345
4.95%, 07/15/46	55	47,995
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 2.88%, 10/15/26 (Call 10/15/23)(b)	65	57,838
3.63%, 03/01/29 (Call 03/01/24)(b)	45	38,304
3.88%, 03/01/31 (Call 03/01/26)(b)	70	57,096
4.00%, 10/15/33 (Call 10/15/27)(b)	50	39,667
Shinhan Card Co. Ltd., 1.38%, 10/19/25(e)	200	182,068
SLM Corp. 3.13%, 11/02/26 (Call 10/02/26)	30	26,696
4.20%, 10/29/25 (Call 09/29/25)	30	28,236
State Elite Global Ltd., 1.50%, 09/29/26(e)	200	178,794
Synchrony Financial 2.88%, 10/28/31 (Call 07/28/31)	80	59,291
3.70%, 08/04/26 (Call 05/04/26)	15	13,664
3.95%, 12/01/27 (Call 09/01/27)	105	93,718
4.50%, 07/23/25 (Call 04/23/25)	45	42,925
5.15%, 03/19/29 (Call 12/19/28)	69	63,282
7.25%, 02/02/33 (Call 11/02/32)	45	41,403
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)	110	95,107

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.10%, 02/15/31 (Call 11/15/30)	$105	$81,636
1.90%, 04/15/27 (Call 02/15/27)	42	38,066
2.00%, 08/15/50 (Call 02/15/50)(c)	122	72,157
2.05%, 04/15/30 (Call 01/15/30)	67	56,821
2.70%, 04/15/40 (Call 10/15/39)	89	66,374
2.75%, 09/15/27 (Call 06/15/27)	25	23,183
3.15%, 12/14/25 (Call 09/14/25)	330	316,529
3.65%, 09/15/47 (Call 03/15/47)	72	58,728
4.15%, 12/14/35 (Call 06/14/35)	60	56,603
4.30%, 12/14/45 (Call 06/14/45)	205	185,322
Voya Financial Inc. 3.65%, 06/15/26	39	36,834
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	50	40,371
4.80%, 06/15/46	25	19,788
5.70%, 07/15/43	30	27,710
Western Union Co. (The) 1.35%, 03/15/26 (Call 02/15/26)	55	49,190
2.75%, 03/15/31 (Call 12/15/30)	30	23,572
2.85%, 01/10/25 (Call 12/10/24)	97	92,945
6.20%, 11/17/36	35	35,089

		14,161,364

Electric — 0.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(e)	200	186,046
AEP Texas Inc. 3.45%, 05/15/51 (Call 11/15/50)	35	23,830
3.80%, 10/01/47 (Call 04/01/47)	60	43,426
4.70%, 05/15/32 (Call 02/15/32)	50	47,312
American Transmission Systems Inc. 2.65%, 01/15/32 (Call 10/15/31)(b)	70	57,350
5.00%, 09/01/44 (Call 03/01/44)(b)	50	44,975
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	55	42,046
3.95%, 03/01/48 (Call 09/01/47)	45	36,069
4.50%, 04/01/44 (Call 10/01/43)	60	51,978
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	14,002
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	55	46,039
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	29,212
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	70	57,967
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	30	25,605
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	10	9,474
Series K2, 6.95%, 03/15/33	10	11,214
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	25	23,327
Commonwealth Edison Co. 4.00%, 03/01/48 (Call 09/01/47)	190	153,037
5.90%, 03/15/36	180	186,246
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	45	30,288
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	60	45,904
Consorcio Transmantaro SA, 4.70%, 04/16/34(e)	200	182,880
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	19,762
FirstEnergy Transmission LLC 2.87%, 09/15/28 (Call 07/15/28)(b)	40	35,102
4.35%, 01/15/25 (Call 10/15/24)(b)	50	48,630
4.55%, 04/01/49 (Call 10/01/48)(b)	35	28,176
5.45%, 07/15/44 (Call 01/15/44)(b)	35	31,615
ITC Holdings Corp. 2.95%, 05/14/30 (Call 02/14/30)(b)	56	47,865
3.25%, 06/30/26 (Call 03/30/26)	55	51,938

Security	Par (000)	Value

Electric (continued)
3.35%, 11/15/27 (Call 08/15/27)	$65	$60,371
5.30%, 07/01/43 (Call 01/01/43)	25	23,007
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	20	16,261
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	30	28,385
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	55	52,098
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/28 (Call 11/07/27)	50	46,625
4.02%, 11/01/32 (Call 05/01/32)	50	45,333
4.30%, 03/15/49 (Call 09/15/48)	31	25,178
4.40%, 11/01/48 (Call 05/01/48)	25	20,594
5.25%, 04/20/46 (Call 04/20/26) , (3-mo. LIBOR US + 3.630%)(a)	50	47,502
5.80%, 01/15/33 (Call 07/15/32)	60	61,928
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	60	46,800
4.15%, 04/01/48 (Call 10/01/47)	50	39,962
Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	38,119
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	39,095
Series R, 2.90%, 10/01/51 (Call 04/01/51)	25	15,814
Oncor Electric Delivery Co. LLC 2.70%, 11/15/51 (Call 05/15/51)	5	3,080
2.75%, 05/15/30 (Call 02/15/30)	120	103,624
2.95%, 04/01/25 (Call 01/01/25)	20	19,202
3.10%, 09/15/49 (Call 03/15/49)	76	51,728
3.70%, 11/15/28 (Call 08/15/28)	6	5,656
3.70%, 05/15/50 (Call 11/15/49)	25	18,907
3.75%, 04/01/45 (Call 10/01/44)	60	47,336
3.80%, 09/30/47 (Call 03/30/47)	45	35,131
3.80%, 06/01/49 (Call 12/01/48)	55	42,523
4.10%, 11/15/48 (Call 05/15/48)	35	28,442
4.55%, 09/15/32 (Call 06/15/32)	50	47,596
4.55%, 12/01/41 (Call 06/01/41)	5	4,464
4.60%, 06/01/52 (Call 12/01/51)	20	17,732
5.25%, 09/30/40	35	34,550
5.35%, 10/01/52 (Call 04/01/52)	30	29,423
7.00%, 05/01/32	45	50,301
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	15	13,630
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	127	105,735
PPL Electric Utilities Corp. 3.00%, 10/01/49 (Call 04/01/49)	30	20,312
3.95%, 06/01/47 (Call 12/01/46)	40	32,192
4.13%, 06/15/44 (Call 12/15/43)	25	20,565
4.15%, 06/15/48 (Call 12/15/47)	40	32,965
5.25%, 05/15/53 (Call 11/15/52)	65	63,181
6.25%, 05/15/39	25	26,680
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	9,663

		3,083,005

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	36,030
Energizer Holdings Inc. 4.38%, 03/31/29 (Call 10/02/23)(b)	45	38,528
4.75%, 06/15/28 (Call 10/02/23)(b)	35	31,043
6.50%, 12/31/27 (Call 08/31/24)(b)(c)	20	19,322

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	$20	$18,329
WESCO Distribution Inc. 7.13%, 06/15/25 (Call 10/02/23)(b)	85	85,613
7.25%, 06/15/28 (Call 10/02/23)(b)	75	76,439

		305,304

Electronics — 0.3%
Agilent Technologies Inc. 2.10%, 06/04/30 (Call 03/04/30)	50	40,940
2.30%, 03/12/31 (Call 12/12/30)	80	65,455
2.75%, 09/15/29 (Call 06/15/29)	50	43,690
3.05%, 09/22/26 (Call 06/22/26)	79	73,829
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	28,542
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	20	18,519
Amphenol Corp. 2.05%, 03/01/25 (Call 02/01/25)	27	25,671
2.20%, 09/15/31 (Call 06/15/31)	55	44,479
2.80%, 02/15/30 (Call 11/15/29)	75	65,327
4.35%, 06/01/29 (Call 03/01/29)	40	38,502
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	25,918
Avnet Inc. 3.00%, 05/15/31 (Call 02/15/31)	50	39,893
4.63%, 04/15/26 (Call 01/15/26)	75	72,591
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	55	52,520
4.88%, 06/15/29 (Call 03/15/29)	41	39,160
4.88%, 05/12/30 (Call 02/12/30)	50	47,862
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	57	45,049
Hubbell Inc. 2.30%, 03/15/31 (Call 12/15/30)	7	5,722
3.15%, 08/15/27 (Call 05/15/27)	15	13,914
3.35%, 03/01/26 (Call 12/01/25)	20	19,064
3.50%, 02/15/28 (Call 11/15/27)	22	20,645
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)(c)	60	53,276
Jabil Inc. 1.70%, 04/15/26 (Call 03/15/26)	82	74,023
3.00%, 01/15/31 (Call 10/15/30)	40	33,388
3.60%, 01/15/30 (Call 10/15/29)	35	31,278
3.95%, 01/12/28 (Call 10/12/27)	27	25,283
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)	52	45,538
4.55%, 10/30/24 (Call 07/30/24)	97	95,448
4.60%, 04/06/27 (Call 01/06/27)	50	48,891
Sensata Technologies BV 4.00%, 04/15/29 (Call 04/15/24)(b)	55	48,285
5.00%, 10/01/25(b)	46	44,878
5.63%, 11/01/24(b)	30	29,746
5.88%, 09/01/30 (Call 09/01/25)(b)	30	28,386
Sensata Technologies Inc. 3.75%, 02/15/31 (Call 02/15/26)(b)	45	37,625
4.38%, 02/15/30 (Call 11/15/29)(b)	25	22,126
Trimble Inc. 4.75%, 12/01/24 (Call 09/01/24)	40	39,368
4.90%, 06/15/28 (Call 03/15/28)	77	74,855
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	30	26,048
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	55	51,319
7.13%, 10/01/37	15	17,058
Vontier Corp. 1.80%, 04/01/26 (Call 03/01/26)	29	26,070

Security	Par (000)	Value

Electronics (continued)
2.40%, 04/01/28 (Call 02/01/28)	$45	$37,995
2.95%, 04/01/31 (Call 01/01/31)	33	26,146

		1,744,322

Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(e)	200	185,570
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 10/02/23)(b)	45	38,376

		223,946

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	55	52,834
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	30	26,982
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	35	24,859
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	30	26,803
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	20	17,257
INNOVATE Corp., 8.50%, 02/01/26 (Call 09/11/23)(b)	20	15,334
Knife River Holding Co., 7.75%, 05/01/31(b)	30	30,729
Sydney Airport Finance Co. Pty Ltd. 3.38%, 04/30/25 (Call 01/30/25)(b)	27	25,955
3.63%, 04/28/26 (Call 01/28/26)(b)	80	76,081
TopBuild Corp. 3.63%, 03/15/29 (Call 03/15/24)(b)	25	21,520
4.13%, 02/15/32 (Call 10/15/26)(b)	30	25,057
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	27	24,611

		368,022

Entertainment — 0.3%
AMC Entertainment Holdings Inc. 7.50%, 02/15/29 (Call 02/15/25)(b)(c)	55	37,630
10.00%, 06/15/26 (Call 09/11/23), (12.00% PIK)(b)(c)(d)	80	55,490
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	30	26,995
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 04/15/27 (Call 10/02/23)	30	28,319
5.50%, 05/01/25 (Call 10/02/23)(b)	55	54,581
6.50%, 10/01/28 (Call 10/01/23)	15	14,484
Cinemark USA Inc. 5.25%, 07/15/28 (Call 07/15/24)(b)	45	39,955
5.88%, 03/15/26 (Call 10/02/23)(b)	20	19,267
8.75%, 05/01/25 (Call 10/02/23)(b)	11	11,149
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	50	30,458
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	25	24,215
Motion Bondco DAC, 6.63%, 11/15/27 (Call 10/02/23)(b)	25	23,316
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	25	24,745
SeaWorld Parks & Entertainment Inc. 5.25%, 08/15/29 (Call 08/15/24)(b)(c)	45	40,699
8.75%, 05/01/25 (Call 10/02/23)(b)(c)	20	20,352
Six Flags Entertainment Corp. 5.50%, 04/15/27 (Call 10/02/23)(b)	30	28,256
7.25%, 05/15/31 (Call 05/15/26)(b)	45	43,155
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 10/02/23)(b)	25	25,011
Vail Resorts Inc., 6.25%, 05/15/25 (Call 10/02/23)(b)	40	39,836
Warnermedia Holdings Inc. 3.76%, 03/15/27 (Call 02/15/27)	285	267,150
4.05%, 03/15/29 (Call 01/15/29)	140	128,712

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
4.28%, 03/15/32 (Call 12/15/31)	$305	$269,111
5.05%, 03/15/42 (Call 09/15/41)	265	217,973
5.14%, 03/15/52	405	322,651
5.39%, 03/15/62	65	51,511
WMG Acquisition Corp. 3.00%, 02/15/31 (Call 02/15/26)(b)	45	36,688
3.75%, 12/01/29 (Call 12/01/24)(b)	30	26,021
3.88%, 07/15/30 (Call 07/15/25)(b)	35	30,365

		1,938,095

Environmental Control — 0.2%
Covanta Holding Corp. 4.88%, 12/01/29 (Call 12/01/24)(b)	45	38,915
5.00%, 09/01/30 (Call 09/01/25)	25	21,271
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)	2	1,812
1.45%, 02/15/31 (Call 11/15/30)	55	42,550
1.75%, 02/15/32 (Call 11/15/31)	82	63,437
2.30%, 03/01/30 (Call 12/01/29)	59	49,943
2.90%, 07/01/26 (Call 04/01/26)	95	89,260
3.05%, 03/01/50 (Call 09/01/49)	35	23,851
3.20%, 03/15/25 (Call 12/15/24)	62	59,922
3.38%, 11/15/27 (Call 08/15/27)	73	67,912
3.95%, 05/15/28 (Call 02/15/28)	33	31,348
6.20%, 03/01/40	35	37,125
Waste Connections Inc. 2.20%, 01/15/32 (Call 10/15/31)	25	19,940
2.60%, 02/01/30 (Call 11/01/29)	60	51,652
2.95%, 01/15/52 (Call 07/15/51)	85	55,635
3.05%, 04/01/50 (Call 10/01/49)	50	33,816
3.50%, 05/01/29 (Call 02/01/29)	50	46,110
4.25%, 12/01/28 (Call 09/01/28)	25	24,030
Waste Management Inc. 0.75%, 11/15/25 (Call 10/15/25)	47	42,727
1.15%, 03/15/28 (Call 01/15/28)	95	80,244
1.50%, 03/15/31 (Call 12/15/30)	12	9,345
2.50%, 11/15/50 (Call 05/15/50)	22	13,448
3.13%, 03/01/25 (Call 12/01/24)	50	48,447
3.15%, 11/15/27 (Call 08/15/27)	64	59,658
4.10%, 03/01/45 (Call 09/01/44)	60	50,098
4.15%, 04/15/32 (Call 01/15/32)	50	46,854
4.15%, 07/15/49 (Call 01/15/49)	35	29,451

		1,138,801

Food — 0.6%
B&G Foods Inc. 5.25%, 04/01/25 (Call 10/02/23)	50	48,827
5.25%, 09/15/27 (Call 10/02/23)(c)	35	30,995
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)	70	58,302
4.15%, 03/15/28 (Call 12/15/27)	70	66,648
4.80%, 03/15/48 (Call 09/15/47)	80	69,151
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30 (Call 03/17/30)(e)	200	167,698
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	87	73,893
4.60%, 11/01/25 (Call 09/01/25)	95	92,989
4.85%, 11/01/28 (Call 08/01/28)	111	108,001
5.30%, 11/01/38 (Call 05/01/38)	68	62,769
5.40%, 11/01/48 (Call 05/01/48)	50	45,336
8.25%, 09/15/30	45	51,361

Security	Par (000)	Value

Food (continued)
Flowers Foods Inc. 2.40%, 03/15/31 (Call 12/15/30)	$30	$24,286
3.50%, 10/01/26 (Call 07/01/26)	15	14,091
General Mills Inc. 2.25%, 10/14/31 (Call 07/14/31)	20	16,137
2.88%, 04/15/30 (Call 01/15/30)	65	56,713
3.00%, 02/01/51 (Call 08/01/50)	72	48,330
3.20%, 02/10/27 (Call 11/10/26)	75	70,492
4.00%, 04/17/25 (Call 02/17/25)	90	87,706
4.15%, 02/15/43 (Call 08/15/42)	5	4,153
4.20%, 04/17/28 (Call 01/17/28)	81	77,725
4.70%, 04/17/48 (Call 10/17/47)	45	40,437
5.40%, 06/15/40	22	21,408
Hormel Foods Corp. 1.70%, 06/03/28 (Call 04/03/28)	30	25,958
1.80%, 06/11/30 (Call 03/11/30)	55	45,466
3.05%, 06/03/51 (Call 12/03/50)	75	51,528
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)	55	47,114
3.20%, 10/01/26 (Call 07/01/26)	52	49,067
3.90%, 06/01/50 (Call 12/01/49)	25	17,833
JM Smucker Co. (The) 2.13%, 03/15/32 (Call 12/15/31)	10	7,931
2.38%, 03/15/30 (Call 12/15/29)	60	50,555
2.75%, 09/15/41 (Call 03/15/41)	10	6,781
3.38%, 12/15/27 (Call 09/15/27)	35	32,696
3.55%, 03/15/50 (Call 09/15/49)	30	21,023
4.25%, 03/15/35	60	53,698
4.38%, 03/15/45	45	37,133
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	145	136,684
3.75%, 04/01/30 (Call 01/01/30)	75	68,651
3.88%, 05/15/27 (Call 02/15/27)	120	114,629
4.25%, 03/01/31 (Call 12/01/30)	46	43,054
4.38%, 06/01/46 (Call 12/01/45)	110	90,982
4.63%, 01/30/29 (Call 10/30/28)	61	59,602
4.63%, 10/01/39 (Call 04/01/39)	50	44,025
4.88%, 10/01/49 (Call 04/01/49)	90	79,555
5.00%, 07/15/35 (Call 01/15/35)	70	67,971
5.00%, 06/04/42	60	54,608
5.20%, 07/15/45 (Call 01/15/45)	85	78,164
5.50%, 06/01/50 (Call 12/01/49)	35	33,770
6.50%, 02/09/40	60	63,431
6.75%, 03/15/32	25	27,178
6.88%, 01/26/39	45	49,288
7.13%, 08/01/39(b)	55	60,173
Lamb Weston Holdings Inc. 4.13%, 01/31/30 (Call 01/31/25)(b)	55	48,409
4.38%, 01/31/32 (Call 01/31/27)(b)	40	34,726
4.88%, 05/15/28 (Call 11/15/27)(b)	30	28,340
McCormick & Co. Inc./MD 0.90%, 02/15/26 (Call 01/15/26)	45	40,501
1.85%, 02/15/31 (Call 11/15/30)	25	19,677
2.50%, 04/15/30 (Call 01/15/30)	50	42,159
3.40%, 08/15/27 (Call 05/15/27)	55	51,511
4.20%, 08/15/47 (Call 02/15/47)	27	21,668
Post Holdings Inc. 4.50%, 09/15/31 (Call 09/15/26)(b)	65	56,020
4.63%, 04/15/30 (Call 04/15/25)(b)	90	79,698
5.50%, 12/15/29 (Call 12/15/24)(b)	75	69,357

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.63%, 01/15/28 (Call 09/18/23)(b)	$50	$47,959
Smithfield Foods Inc. 2.63%, 09/13/31 (Call 06/13/31)(b)	50	36,947
3.00%, 10/15/30 (Call 07/15/30)(b)	15	11,799
4.25%, 02/01/27 (Call 11/01/26)(b)	70	65,108
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/18/23)	27	23,127
U.S. Foods Inc. 4.63%, 06/01/30 (Call 06/01/25)(b)	30	26,754
4.75%, 02/15/29 (Call 02/15/24)(b)	55	50,241
6.25%, 04/15/25 (Call 09/11/23)(b)	55	55,155
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)(c)	30	25,037

		3,690,189

Food Service — 0.0%
Aramark Services Inc. 5.00%, 04/01/25 (Call 10/02/23)(b)	25	24,686
5.00%, 02/01/28 (Call 10/02/23)(b)	65	60,619
6.38%, 05/01/25 (Call 10/02/23)(b)	85	85,199

		170,504

Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	40	34,697
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	30	21,009
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	49	40,290
4.40%, 08/15/47 (Call 02/15/47)	39	31,756
4.80%, 06/15/44 (Call 12/15/43)	33	28,392
5.00%, 09/15/35 (Call 03/15/35)	30	28,895
5.15%, 05/15/46 (Call 11/15/45)	25	22,456
6.00%, 11/15/41 (Call 05/15/41)	67	67,857
Inversiones CMPC SA, 6.13%, 06/23/33(b)	200	199,944
Mercer International Inc. 5.13%, 02/01/29 (Call 02/01/24)	50	40,837
5.50%, 01/15/26 (Call 10/02/23)	16	15,260

		531,393

Hand & Machine Tools — 0.1%
Regal Rexnord Corp. 6.30%, 02/15/30 (Call 12/15/29)(b)	105	104,403
6.40%, 04/15/33 (Call 01/15/33)(b)	80	79,110
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)	39	27,536
3.25%, 03/01/27 (Call 12/01/26)	7	6,612
4.10%, 03/01/48 (Call 09/01/47)	35	29,423
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)	70	57,985
2.75%, 11/15/50 (Call 05/15/50)	65	37,829
3.40%, 03/01/26 (Call 01/01/26)	37	35,144
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	65	51,262
4.25%, 11/15/28 (Call 08/15/28)	20	19,003
4.85%, 11/15/48 (Call 05/15/48)	50	42,468
5.20%, 09/01/40	31	28,276

		519,051

Health Care - Products — 0.4%
Alcon Finance Corp. 2.60%, 05/27/30 (Call 02/27/30)(b)	50	42,092
3.00%, 09/23/29 (Call 06/23/29)(b)	65	57,006
3.80%, 09/23/49 (Call 03/23/49)(b)	65	48,640

Security	Par (000)	Value

Health Care - Products (continued)
Avantor Funding Inc. 3.88%, 11/01/29 (Call 11/01/24)(b)	$45	$39,485
4.63%, 07/15/28 (Call 10/02/23)(b)	90	83,542
Baxter International Inc. 1.92%, 02/01/27 (Call 01/01/27)	180	160,117
2.54%, 02/01/32 (Call 11/01/31)	105	84,231
3.13%, 12/01/51 (Call 06/01/51)(c)	75	47,697
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)	50	31,899
2.80%, 12/10/51 (Call 06/10/51)	40	26,324
3.35%, 09/15/25 (Call 06/15/25)	15	14,478
4.38%, 09/15/45 (Call 03/15/45)	50	44,117
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30).	80	68,619
DH Europe Finance II Sarl 2.60%, 11/15/29 (Call 08/15/29)	65	57,233
3.25%, 11/15/39 (Call 05/15/39)	35	27,803
3.40%, 11/15/49 (Call 05/15/49)	102	76,106
Embecta Corp. 5.00%, 02/15/30 (Call 02/15/27)(b)	30	24,670
6.75%, 02/15/30 (Call 02/15/27)(b)	15	13,251
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)(c)	20	21,349
GE HealthCare Technologies Inc. 5.65%, 11/15/27	100	101,192
5.91%, 11/22/32	115	117,900
6.38%, 11/22/52	100	107,442
HCA Inc. 3.13%, 03/15/27	30	27,568
3.63%, 03/15/32	125	107,524
4.38%, 03/15/42	15	12,021
Hologic Inc. 3.25%, 02/15/29 (Call 10/02/23)(b)	55	47,774
4.63%, 02/01/28 (Call 10/02/23)(b)	20	18,807
Revvity Inc. 1.90%, 09/15/28 (Call 07/15/28)	20	16,931
2.25%, 09/15/31 (Call 06/15/31)	50	39,423
2.55%, 03/15/31 (Call 12/15/30)	17	13,899
3.30%, 09/15/29 (Call 06/15/29)	28	24,890
3.63%, 03/15/51 (Call 09/15/50)	53	36,562
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	85	70,216
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)	150	123,795
3.50%, 03/15/26 (Call 12/15/25)	110	105,524
4.63%, 03/15/46 (Call 09/15/45)	110	98,857
Teleflex Inc. 4.25%, 06/01/28 (Call 10/02/23)(b)	30	27,635
4.63%, 11/15/27 (Call 09/18/23)	30	28,282
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)(c)	19	18,905
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	95	77,402

		2,191,208

Health Care - Services — 0.9%
Acadia Healthcare Co. Inc. 5.00%, 04/15/29 (Call 10/15/23)(b)	30	27,655
5.50%, 07/01/28 (Call 10/02/23)(b)	30	28,444
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	20	17,126
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	15	13,816

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Catalent Pharma Solutions Inc. 3.13%, 02/15/29 (Call 02/15/24)(b)(c)	$35	$29,503
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	35	29,544
5.00%, 07/15/27 (Call 10/02/23)(b)	30	28,017
Charles River Laboratories International Inc. 3.75%, 03/15/29 (Call 03/15/24)(b)	30	26,507
4.00%, 03/15/31 (Call 03/15/26)(b)(c)	30	25,973
4.25%, 05/01/28 (Call 09/18/23)(b)	30	27,553
CHS/Community Health Systems Inc. 4.75%, 02/15/31 (Call 02/15/26)(b)	50	37,553
5.25%, 05/15/30 (Call 05/15/25)(b)	85	66,941
5.63%, 03/15/27 (Call 12/15/23)(b)	100	88,022
6.00%, 01/15/29 (Call 01/15/24)(b)	50	41,994
6.13%, 04/01/30 (Call 04/01/25)(b)	75	43,173
6.88%, 04/01/28 (Call 09/18/23)(b)(c)	50	30,209
6.88%, 04/15/29 (Call 04/15/24)(b)	75	45,921
8.00%, 03/15/26 (Call 10/02/23)(b)	100	97,616
8.00%, 12/15/27 (Call 09/18/23)(b)	50	48,060
DaVita Inc. 3.75%, 02/15/31 (Call 02/15/26)(b)	85	67,681
4.63%, 06/01/30 (Call 06/01/25)(b)	150	128,671
Elevance Health Inc. 2.25%, 05/15/30 (Call 02/15/30)	120	100,193
2.38%, 01/15/25 (Call 12/15/24)	80	76,506
2.55%, 03/15/31 (Call 12/15/30)	125	104,562
2.88%, 09/15/29 (Call 06/15/29)	75	66,156
3.13%, 05/15/50 (Call 11/15/49)	85	57,345
3.35%, 12/01/24 (Call 10/01/24)	35	34,048
3.60%, 03/15/51 (Call 09/15/50)	110	80,633
3.65%, 12/01/27 (Call 09/01/27)	116	109,328
3.70%, 09/15/49 (Call 03/15/49)	15	11,179
4.10%, 03/01/28 (Call 12/01/27)	150	143,655
4.38%, 12/01/47 (Call 06/01/47)	90	75,915
4.55%, 03/01/48 (Call 09/01/47)	75	64,531
4.63%, 05/15/42	35	31,075
4.65%, 01/15/43	65	57,754
4.75%, 02/15/33 (Call 11/15/32)	145	140,332
5.13%, 02/15/53 (Call 08/15/52)	85	79,586
6.10%, 10/15/52 (Call 04/15/52)	65	68,885
6.38%, 06/15/37	15	15,854
Encompass Health Corp. 4.50%, 02/01/28 (Call 10/02/23)	47	43,734
4.63%, 04/01/31 (Call 04/01/26)	25	21,893
4.75%, 02/01/30 (Call 02/01/25)	45	41,016
5.75%, 09/15/25 (Call 10/02/23)	20	19,890
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(b)	25	24,492
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)	80	63,229
3.38%, 03/15/29 (Call 01/15/29)	60	53,494
3.50%, 09/01/30 (Call 03/01/30)	155	135,375
3.50%, 07/15/51 (Call 01/15/51)	95	63,277
4.13%, 06/15/29 (Call 03/15/29)	136	125,567
4.50%, 02/15/27 (Call 08/15/26)	143	138,204
4.63%, 03/15/52 (Call 09/15/51)	110	88,228
5.25%, 04/15/25	185	183,424
5.25%, 06/15/26 (Call 12/15/25)	140	138,277
5.25%, 06/15/49 (Call 12/15/48)	115	100,349
5.38%, 02/01/25	225	223,571
5.38%, 09/01/26 (Call 03/01/26)	120	119,104
5.50%, 06/01/33 (Call 03/01/33)	70	68,865

Security	Par (000)	Value

Health Care - Services (continued)
5.50%, 06/15/47 (Call 12/15/46)	$92	$83,609
5.63%, 09/01/28 (Call 03/01/28)	80	79,816
5.88%, 02/15/26 (Call 08/15/25)	145	145,190
5.88%, 02/01/29 (Call 08/01/28)	60	60,364
5.90%, 06/01/53 (Call 12/01/52)	70	67,103
Humana Inc. 1.35%, 02/03/27 (Call 01/03/27)	143	125,816
2.15%, 02/03/32 (Call 11/03/31)	50	39,185
3.13%, 08/15/29 (Call 05/15/29)	40	35,561
3.70%, 03/23/29 (Call 02/23/29)	35	32,407
3.85%, 10/01/24 (Call 07/01/24)	50	48,964
3.95%, 03/15/27 (Call 12/15/26)	68	65,287
3.95%, 08/15/49 (Call 02/15/49)	35	27,130
4.50%, 04/01/25 (Call 03/01/25)	20	19,705
4.63%, 12/01/42 (Call 06/01/42)	17	14,662
4.80%, 03/15/47 (Call 09/15/46)	30	26,508
4.88%, 04/01/30 (Call 01/01/30)	47	45,560
4.95%, 10/01/44 (Call 04/01/44)	50	44,453
5.50%, 03/15/53 (Call 09/15/52)	50	48,249
IQVIA Inc. 5.00%, 10/15/26 (Call 10/02/23)(b)	60	57,961
5.00%, 05/15/27 (Call 10/02/23)(b)	50	48,174
6.50%, 05/15/30 (Call 05/15/26)(b)	35	35,285
ModivCare Inc., 5.88%, 11/15/25 (Call 10/02/23)(b)	35	33,214
Molina Healthcare Inc. 3.88%, 11/15/30 (Call 08/17/30)(b)	40	34,125
3.88%, 05/15/32 (Call 02/15/32)(b)	45	37,341
4.38%, 06/15/28 (Call 10/02/23)(b)	45	41,322
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	25	22,808
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	20	16,971
2.95%, 06/30/30 (Call 03/30/30)	91	78,851
3.45%, 06/01/26 (Call 03/01/26)	75	71,597
3.50%, 03/30/25 (Call 12/30/24)	37	35,792
4.20%, 06/30/29 (Call 03/30/29)	50	47,852
4.70%, 03/30/45 (Call 09/30/44)	37	32,159
Select Medical Corp., 6.25%, 08/15/26 (Call 10/02/23)(b)	72	71,321
Surgery Center Holdings Inc. 6.75%, 07/01/25 (Call 10/02/23)(b)(c)	15	14,964
10.00%, 04/15/27 (Call 10/02/23)(b)(c)	19	19,346
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	40	39,933

		5,668,090

Holding Companies—Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	45	42,025
Temasek Financial I Ltd. 2.38%, 08/02/41 (Call 02/02/41)(b)(c)	250	183,003
3.38%, 07/23/42(b)(c)	250	211,842

		436,870

Home Builders — 0.2%
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 09/18/23)	20	18,868
6.75%, 03/15/25 (Call 09/18/23)(c)	20	19,962
7.25%, 10/15/29 (Call 10/15/24)	20	19,391
Century Communities Inc. 3.88%, 08/15/29 (Call 02/15/29)(b)	30	25,871
6.75%, 06/01/27 (Call 10/02/23)	30	29,918

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
DR Horton Inc. 1.40%, 10/15/27 (Call 08/15/27)	$5	$4,292
2.50%, 10/15/24 (Call 09/15/24)	80	77,139
2.60%, 10/15/25 (Call 09/15/25)	10	9,392
Installed Building Products Inc., 5.75%, 02/01/28 (Call 09/18/23)(b)	20	18,823
K Hovnanian Enterprises Inc., 7.75%, 02/15/26 (Call 09/11/23)(b)	4	3,962
KB Home 4.00%, 06/15/31 (Call 12/15/30)	25	21,051
4.80%, 11/15/29 (Call 05/15/29)	20	18,042
6.88%, 06/15/27 (Call 12/15/26)	20	20,242
7.25%, 07/15/30 (Call 07/15/25)	20	20,110
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	16,629
M/I Homes Inc. 3.95%, 02/15/30 (Call 08/15/29)	15	12,806
4.95%, 02/01/28 (Call 09/18/23)	20	18,580
MDC Holdings Inc. 2.50%, 01/15/31 (Call 07/15/30)	35	27,133
3.85%, 01/15/30 (Call 07/15/29)	30	26,071
3.97%, 08/06/61 (Call 02/06/61)	35	20,399
6.00%, 01/15/43 (Call 10/15/42)	30	26,243
Meritage Homes Corp. 3.88%, 04/15/29 (Call 10/15/28)(b)	30	26,193
5.13%, 06/06/27 (Call 12/06/26)	15	14,410
6.00%, 06/01/25 (Call 03/01/25)	30	29,932
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	84	71,917
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)	25	24,636
5.50%, 03/01/26 (Call 12/01/25)	39	38,927
6.00%, 02/15/35	41	41,209
6.38%, 05/15/33	30	31,217
7.88%, 06/15/32	25	28,586
Taylor Morrison Communities Inc. 5.13%, 08/01/30 (Call 02/01/30)(b)	25	23,025
5.75%, 01/15/28 (Call 10/15/27)(b)	30	29,072
5.88%, 06/15/27 (Call 03/15/27)(b)	30	29,480
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	29,544
Tri Pointe Homes Inc. 5.25%, 06/01/27 (Call 12/01/26)	20	19,096
5.70%, 06/15/28 (Call 12/15/27)	20	18,955
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 10/02/23)(b)	20	19,476

		930,599

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.50%, 11/15/51 (Call 05/15/51)	30	20,635
4.40%, 03/15/29 (Call 12/15/28)	27	25,516
Tempur Sealy International Inc. 3.88%, 10/15/31 (Call 10/15/26)(b)	50	40,195
4.00%, 04/15/29 (Call 04/15/24)(b)	45	38,649
Whirlpool Corp. 2.40%, 05/15/31 (Call 02/15/31)	65	52,653
4.50%, 06/01/46 (Call 12/01/45)	45	36,398
4.60%, 05/15/50 (Call 11/15/49)	50	40,936
4.75%, 02/26/29 (Call 11/26/28)	10	9,729

		264,711

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	30	25,646

Security	Par (000)	Value

Household Products & Wares (continued)
Avery Dennison Corp. 2.25%, 02/15/32 (Call 11/15/31)	$60	$46,428
2.65%, 04/30/30 (Call 02/01/30)	18	14,998
4.88%, 12/06/28 (Call 09/06/28)	25	24,437
Church & Dwight Co. Inc. 2.30%, 12/15/31 (Call 09/15/31)	10	8,192
3.15%, 08/01/27 (Call 05/01/27)	65	61,151
3.95%, 08/01/47 (Call 02/01/47)	60	48,667
5.00%, 06/15/52 (Call 12/15/51)	5	4,726
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	65	52,805
3.90%, 05/15/28 (Call 02/15/28)	45	42,722
4.60%, 05/01/32 (Call 02/01/32)	10	9,670
Kimberly-Clark Corp. 1.05%, 09/15/27 (Call 07/15/27)	64	55,263
2.00%, 11/02/31 (Call 08/02/31)	15	12,297
2.75%, 02/15/26	20	19,057
2.88%, 02/07/50 (Call 08/07/49)	50	34,592
3.05%, 08/15/25	45	43,277
3.10%, 03/26/30 (Call 12/26/29)	20	18,043
3.20%, 04/25/29 (Call 01/25/29)	50	46,347
3.20%, 07/30/46 (Call 01/30/46)	40	29,110
3.90%, 05/04/47 (Call 11/04/46)	25	20,609
3.95%, 11/01/28 (Call 08/01/28)	35	33,905
5.30%, 03/01/41	37	37,461
6.63%, 08/01/37	25	28,730
SC Johnson & Son Inc. 4.00%, 05/15/43 (Call 02/15/43)(b)	10	8,011
4.75%, 10/15/46 (Call 04/16/46)(b)	35	31,280
4.80%, 09/01/40(b)	10	8,857

		766,281

Housewares — 0.0%
Newell Brands Inc. 4.00%, 12/01/24 (Call 09/01/24)	10	9,765
4.70%, 04/01/26 (Call 01/01/26)	115	110,171
4.88%, 06/01/25 (Call 05/01/25)	26	25,246
5.88%, 04/01/36 (Call 10/01/35)	25	22,234
6.00%, 04/01/46 (Call 10/01/45)	35	28,397
6.38%, 09/15/27 (Call 06/15/27)(c)	30	29,453
6.63%, 09/15/29 (Call 06/15/29)(c)	30	29,714

		254,980

Insurance — 1.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	40	47,556
Aflac Inc. 1.13%, 03/15/26 (Call 02/15/26)	15	13,520
2.88%, 10/15/26 (Call 07/15/26)	45	41,983
3.60%, 04/01/30 (Call 01/01/30)	83	75,566
4.00%, 10/15/46 (Call 04/15/46)	25	19,338
4.75%, 01/15/49 (Call 07/15/48)	50	44,537
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(b)	235	170,469
AIG Global Funding, 0.90%, 09/22/25(b)	95	86,333
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	175	165,637
3.90%, 04/01/26 (Call 01/01/26)	28	27,010
4.20%, 04/01/28 (Call 01/01/28)	10	9,556
4.38%, 06/30/50 (Call 12/30/49)	75	62,056
4.50%, 07/16/44 (Call 01/16/44)	5	4,242
4.75%, 04/01/48 (Call 10/01/47)	100	87,976
4.80%, 07/10/45 (Call 01/10/45)	60	52,964

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.25%, 05/01/36	$50	$51,413
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	90	85,359
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	20	19,081
5.03%, 12/15/46 (Call 06/15/46)	34	29,822
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	65	46,864
7.35%, 05/01/34	15	16,735
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	35,508
Arthur J Gallagher & Co. 2.40%, 11/09/31 (Call 08/09/31)	10	7,930
3.50%, 05/20/51 (Call 11/20/50)	15	10,361
5.75%, 03/02/53 (Call 09/02/52)	75	73,384
Assurant Inc. 4.90%, 03/27/28 (Call 12/27/27)	60	57,987
7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(a)	25	24,261
AXA SA, 6.38%, (Call 12/14/36),
(3-mo. LIBOR US + 2.256%)(a)(b)(f)	30	32,132
AXIS Specialty Finance LLC, 4.90%, 01/15/40
(Call 01/15/30), (5-year CMT + 3.186%)(a)	5	3,997
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	20	18,754
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)	10	7,990
4.95%, 03/17/52 (Call 09/17/51)	60	50,615
Chubb Corp. (The) 6.00%, 05/11/37	10	10,638
Series 1, 6.50%, 05/15/38	30	33,415
Chubb INA Holdings Inc. 2.85%, 12/15/51 (Call 06/15/51)	55	36,639
3.05%, 12/15/61 (Call 06/15/61)	90	58,312
3.15%, 03/15/25	25	24,188
3.35%, 05/03/26 (Call 02/03/26)	215	205,970
4.15%, 03/13/43	25	21,370
4.35%, 11/03/45 (Call 05/03/45)	50	43,686
6.70%, 05/15/36	30	33,585
Dai-Ichi Life Insurance Co. Ltd. (The) 4.00%, (Call 07/24/26), (3-mo. SOFR + 3.922%)(a)(b)(f)	30	28,360
5.10%, 10/29/49 (Call 10/28/24), (3-mo. LIBOR US + 3.680%)(a)(b)(f)	220	215,994
Empower Finance 2020 LP 1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,211
1.78%, 03/17/31 (Call 12/17/30)(b)	90	70,492
3.08%, 09/17/51 (Call 03/17/51)(b)	30	19,214
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	110	70,123
Great-West Lifeco Finance 2018 LP 4.05%, 05/17/28 (Call 02/17/28)(b)(c)	45	42,649
4.58%, 05/17/48 (Call 11/17/47)(b)	5	4,275
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	65	52,058
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	162	146,372
Hanover Insurance Group Inc. (The) 2.50%, 09/01/30 (Call 06/01/30)	50	39,488
4.50%, 04/15/26 (Call 01/15/26)	60	58,247
Hartford Financial Services Group Inc. (The) 2.90%, 09/15/51 (Call 03/15/51)	30	19,092

Security	Par (000)	Value

Insurance (continued)
3.60%, 08/19/49 (Call 02/19/49)	$61	$44,496
4.30%, 04/15/43	20	15,894
4.40%, 03/15/48 (Call 09/15/47)	45	37,405
5.95%, 10/15/36	15	15,264
6.10%, 10/01/41	25	25,242
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	115	90,215
Liberty Mutual Group Inc. 3.95%, 05/15/60 (Call 11/15/59)(b)	45	30,263
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)	25	20,134
4.30%, 02/01/61 (Call 02/01/26)(b)	50	30,592
5.50%, 06/15/52 (Call 12/15/51)(b)	135	122,136
7.80%, 03/07/87(b)	25	25,696
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)(c)	50	42,051
3.35%, 03/09/25	35	33,576
3.40%, 01/15/31 (Call 10/15/30)(c)	50	42,170
3.63%, 12/12/26 (Call 09/15/26)	45	42,132
3.80%, 03/01/28 (Call 12/01/27)(c)	26	23,842
4.35%, 03/01/48 (Call 09/01/47)	25	18,114
4.38%, 06/15/50 (Call 12/15/49)	24	17,223
6.30%, 10/09/37	5	4,978
7.00%, 06/15/40	50	52,492
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)	76	62,738
3.50%, 03/10/25 (Call 12/10/24)	82	79,638
3.75%, 03/14/26 (Call 12/14/25)	76	73,429
4.20%, 03/01/48 (Call 09/01/47)	65	53,787
4.35%, 01/30/47 (Call 07/30/46)	30	25,416
4.38%, 03/15/29 (Call 12/15/28)	182	176,140
4.75%, 03/15/39 (Call 09/15/38)	65	60,247
4.90%, 03/15/49 (Call 09/15/48)	72	66,116
5.75%, 11/01/32 (Call 08/01/32)	10	10,374
5.88%, 08/01/33	70	73,315
Massachusetts Mutual Life Insurance Co., 3.20%, 12/01/61(b)	200	123,146
MassMutual Global Funding II 2.15%, 03/09/31(b)	100	80,685
4.50%, 04/10/26(b)	200	196,340
5.05%, 06/14/28(b)	210	208,322
Meiji Yasuda Life Insurance Co. 5.10%, 04/26/48 (Call 04/26/28),
(5-year USD ICE Swap + 3.150%)(a)(b)	35	34,055
5.20%, 10/20/45 (Call 10/20/25),
(5-year USD Swap + 4.230%)(a)(b)	35	34,119
Metropolitan Life Global Funding I 0.95%, 07/02/25(b)	10	9,194
1.55%, 01/07/31(b)	50	38,767
1.88%, 01/11/27(b)	160	142,822
2.95%, 04/09/30(b)	155	133,887
3.45%, 12/18/26(b)	105	98,956
5.15%, 03/28/33(b)	165	161,144
MGIC Investment Corp., 5.25%, 08/15/28 (Call 09/18/23)	40	38,207
Munich Re America Corp., Series B, 7.45%, 12/15/26(c)	103	109,907
New York Life Global Funding 0.85%, 01/15/26(b)	200	180,186
4.55%, 01/28/33(b)	190	179,803
4.90%, 06/13/28(b)	160	157,651
New York Life Insurance Co., 3.75%, 05/15/50 (Call 11/15/49)(b)	175	130,443

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nippon Life Insurance Co. 2.75%, 01/21/51 (Call 01/21/31),
(5-year CMT + 2.653%)(a)(b)	$95	$77,005
2.90%, 09/16/51 (Call 09/16/31),
(5-year CMT + 2.600%)(a)(b)	30	24,225
3.40%, 01/23/50 (Call 01/23/30),
(5-year CMT + 2.612%)(a)(b)	30	25,883
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(a)(b)(c)	15	13,901
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)	240	230,995
5.10%, 10/16/44 (Call 10/16/24),
(5-year USD Swap + 3.650%)(a)(b)	280	274,568
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	35	28,776
Principal Financial Group Inc. 2.13%, 06/15/30 (Call 03/15/30)	60	48,941
3.10%, 11/15/26 (Call 08/15/26)	35	32,552
3.40%, 05/15/25 (Call 02/15/25)	20	19,259
3.70%, 05/15/29 (Call 02/15/29)	25	22,912
4.30%, 11/15/46 (Call 05/15/46)	30	23,543
4.35%, 05/15/43	22	17,632
4.63%, 09/15/42	20	16,742
6.05%, 10/15/36	51	52,356
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	18,866
Principal Life Global Funding II 0.88%, 01/12/26(b)	45	40,346
1.25%, 06/23/25(b)	63	58,016
1.50%, 08/27/30(b)	40	30,378
1.63%, 11/19/30(b)	15	11,500
2.25%, 11/21/24(b)	80	76,406
2.50%, 09/16/29(b)	21	17,726
3.00%, 04/18/26(b)	80	74,558
Progressive Corp. (The) 2.45%, 01/15/27(c)	30	27,651
3.20%, 03/26/30 (Call 12/26/29)	65	58,015
3.70%, 01/26/45	25	18,844
3.95%, 03/26/50 (Call 09/26/49)	30	24,002
4.00%, 03/01/29 (Call 12/01/28)	27	25,958
4.13%, 04/15/47 (Call 10/15/46)	62	51,508
4.20%, 03/15/48 (Call 09/15/47)	40	33,518
4.35%, 04/25/44	15	12,599
6.25%, 12/01/32	73	78,343
Protective Life Corp. 3.40%, 01/15/30 (Call 10/15/29)(b)	105	90,735
4.30%, 09/30/28 (Call 06/30/28)(b)	65	60,862
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)	55	50,322
2.10%, 03/10/30 (Call 12/10/29)(c)	79	66,181
3.00%, 03/10/40 (Call 09/10/39)	35	25,827
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	75	63,750
3.70%, 03/13/51 (Call 09/13/50)	100	74,529
3.88%, 03/27/28 (Call 12/27/27)	77	73,416
3.91%, 12/07/47 (Call 06/07/47)	80	62,143
3.94%, 12/07/49 (Call 06/07/49)	82	62,981
4.35%, 02/25/50 (Call 08/25/49)	65	54,067
4.42%, 03/27/48 (Call 09/27/47)	40	33,556
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	20	17,871
5.70%, 12/14/36	67	68,337

Security	Par (000)	Value

Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	$105	$99,256
5.75%, 07/15/33	18	18,939
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	95	90,888
6.63%, 12/01/37	25	27,625
Reinsurance Group of America Inc. 3.15%, 06/15/30 (Call 03/15/30)	82	70,037
3.90%, 05/15/29 (Call 02/15/29)	78	71,450
3.95%, 09/15/26 (Call 06/15/26)	25	23,806
Reliance Standard Life Global Funding II 1.51%, 09/28/26(b)	75	65,361
2.50%, 10/30/24(b)	15	14,314
2.75%, 05/07/25(b)	15	14,106
2.75%, 01/21/27(b)	40	35,866
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	13,480
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	200	189,734
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)	55	34,445
3.75%, 05/15/46 (Call 11/15/45)	39	30,139
4.00%, 05/30/47 (Call 11/30/46)	55	45,238
4.05%, 03/07/48 (Call 09/07/47)	30	24,857
4.10%, 03/04/49 (Call 09/04/48)	27	22,342
4.30%, 08/25/45 (Call 02/25/45)	40	33,846
4.60%, 08/01/43	25	22,469
5.35%, 11/01/40	30	29,950
6.25%, 06/15/37	70	76,406
6.75%, 06/20/36	45	51,174
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	80	77,294
Willis North America Inc. 2.95%, 09/15/29 (Call 06/15/29)	73	63,268
3.88%, 09/15/49 (Call 03/15/49)	34	24,004
4.50%, 09/15/28 (Call 06/15/28)	47	44,735
4.65%, 06/15/27 (Call 05/15/27)	20	19,374
5.05%, 09/15/48 (Call 03/15/48)	20	16,793
XLIT Ltd., 5.25%, 12/15/43	30	28,398
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31), (5-year CMT + 2.777%)(a)(e)	200	155,618

		10,125,376

Internet — 0.5%
Alibaba Group Holding Ltd. 2.13%, 02/09/31 (Call 11/09/30)(c)	50	40,073
3.60%, 11/28/24 (Call 08/28/24)	345	336,068
4.00%, 12/06/37 (Call 06/06/37)	15	12,172
4.20%, 12/06/47 (Call 06/06/47)	245	182,508
4.50%, 11/28/34 (Call 05/28/34)	295	264,686
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	205	162,518
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)	100	94,358
3.60%, 06/01/26 (Call 03/01/26)	76	73,031
3.65%, 03/15/25 (Call 12/15/24)	105	102,422
4.63%, 04/13/30 (Call 01/13/30)	105	102,647
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	25	23,119
Cogent Communications Group Inc. 3.50%, 05/01/26 (Call 02/01/26)(b)(c)	35	32,673
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,259
eBay Inc. 1.40%, 05/10/26 (Call 04/10/26)	65	58,590

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.90%, 03/11/25 (Call 02/11/25)	$148	$140,181
2.60%, 05/10/31 (Call 02/10/31)	45	37,207
2.70%, 03/11/30 (Call 12/11/29)	70	59,666
3.60%, 06/05/27 (Call 03/05/27)	72	67,944
3.65%, 05/10/51 (Call 11/10/50)	60	42,787
4.00%, 07/15/42 (Call 01/15/42)	75	58,663
Gen Digital Inc., 5.00%, 04/15/25 (Call 09/11/23)(b)	60	58,841
Go Daddy Operating Co. LLC/GD Finance Co. Inc. 3.50%, 03/01/29 (Call 03/01/24)(b)	45	38,646
5.25%, 12/01/27 (Call 10/02/23)(b)	40	38,287
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 09/11/23)(b)	30	20,768
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(e)	200	184,154
NortonLifeLock Inc. 6.75%, 09/30/27 (Call 09/30/24)(b)	50	50,085
7.13%, 09/30/30 (Call 09/30/25)(b)(c)	35	35,231
Prosus NV 3.68%, 01/21/30 (Call 10/21/29)(e)	200	164,246
4.99%, 01/19/52(e)	200	134,054
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(f)	45	31,046
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(f)	55	29,150
10.25%, 11/30/24(b)	50	50,349
VeriSign Inc. 2.70%, 06/15/31 (Call 03/15/31)	80	65,529
4.75%, 07/15/27 (Call 10/02/23)	40	38,961
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	30	25,793

		2,880,712

Iron & Steel — 0.1%
Allegheny Technologies Inc. 4.88%, 10/01/29 (Call 10/01/24)	20	18,083
5.13%, 10/01/31 (Call 10/01/26)	20	17,728
5.88%, 12/01/27 (Call 10/02/23)	25	24,305
ATI Inc., 7.25%, 08/15/30	25	25,221
Carpenter Technology Corp. 6.38%, 07/15/28 (Call 10/02/23)	20	19,662
7.63%, 03/15/30 (Call 03/15/25)	10	10,086
Cleveland-Cliffs Inc. 4.63%, 03/01/29 (Call 03/01/24)(b)	25	22,135
4.88%, 03/01/31 (Call 03/01/26)(b)	15	13,006
5.88%, 06/01/27 (Call 10/02/23)(c)	31	29,876
6.75%, 03/15/26 (Call 10/02/23)(b)	45	45,097
6.75%, 04/15/30(b)	45	42,871
Cliffs Natural Resources Inc., 6.25%, 10/01/40(c)	15	12,457
Commercial Metals Co. 3.88%, 02/15/31 (Call 02/15/26)	20	17,026
4.13%, 01/15/30 (Call 01/15/25)	15	13,242
4.38%, 03/15/32 (Call 03/15/27)	20	17,149
Mineral Resources Ltd. 8.00%, 11/01/27 (Call 11/01/24)(b)	30	29,899
8.13%, 05/01/27 (Call 10/02/23)(b)	46	45,930
8.50%, 05/01/30 (Call 05/01/25)(b)	40	40,513
Reliance Steel & Aluminum Co. 1.30%, 08/15/25 (Call 07/15/25)	115	105,710
2.15%, 08/15/30 (Call 05/15/30)	70	56,549
Steel Dynamics Inc. 1.65%, 10/15/27 (Call 08/15/27)	60	51,524
2.40%, 06/15/25 (Call 05/15/25)	52	48,963
2.80%, 12/15/24 (Call 11/15/24)	45	43,353
3.25%, 01/15/31 (Call 10/15/30)	20	17,426
3.25%, 10/15/50 (Call 04/15/50)	15	9,691

Security	Par (000)	Value

Iron & Steel (continued)
3.45%, 04/15/30 (Call 01/15/30)	$30	$26,626
5.00%, 12/15/26 (Call 10/02/23)	40	39,147

		843,275

Leisure Time — 0.1%
Brunswick Corp. 2.40%, 08/18/31 (Call 05/18/31)	25	19,166
5.10%, 04/01/52 (Call 10/01/51)	20	14,697
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(c)	48	36,747
NCL Corp. Ltd. 3.63%, 12/15/24 (Call 09/11/23)(b)	35	33,460
5.88%, 03/15/26 (Call 12/15/25)(b)	80	75,355
5.88%, 02/15/27 (Call 02/15/24)(b)	60	58,141
7.75%, 02/15/29 (Call 11/15/28)(b)	35	33,286
8.38%, 02/01/28 (Call 02/01/25)(b)	30	30,913
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	30	27,045

		328,810

Lodging — 0.1%
Hilton Domestic Operating Co. Inc. 3.63%, 02/15/32 (Call 08/15/26)(b)	85	70,563
3.75%, 05/01/29 (Call 05/01/24)(b)	45	39,582
4.00%, 05/01/31 (Call 05/01/26)(b)	61	53,022
4.88%, 01/15/30 (Call 01/15/25)	60	55,947
5.38%, 05/01/25 (Call 09/11/23)(b)	26	25,767
5.75%, 05/01/28 (Call 10/02/23)(b)	35	34,325
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc 4.88%, 07/01/31 (Call 07/01/26)(b)	30	25,299
5.00%, 06/01/29 (Call 06/01/24)(b)	50	44,276
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.88%, 04/01/27 (Call 09/18/23)	35	33,756
Hyatt Hotels Corp. 1.80%, 10/01/24 (Call 09/18/23)	20	19,138
5.75%, 04/23/30 (Call 01/23/30)(c)	30	30,030
Marriott Ownership Resorts Inc. 4.50%, 06/15/29 (Call 06/15/24)(b)(c)	30	25,470
4.75%, 01/15/28 (Call 10/02/23)	25	22,346
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)	50	47,242
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	80	60,147
Travel + Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(b)	35	30,119
4.63%, 03/01/30 (Call 12/01/29)(b)	20	17,225
6.00%, 04/01/27 (Call 01/01/27)	30	29,124
6.60%, 10/01/25 (Call 07/01/25)	25	24,892
6.63%, 07/31/26 (Call 04/30/26)(b)	35	34,669

		722,939

Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,550
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	25	22,368
Caterpillar Financial Services Corp. 0.80%, 11/13/25	25	22,771
0.90%, 03/02/26	90	81,431
1.10%, 09/14/27	174	150,533
1.15%, 09/14/26	10	8,942
1.45%, 05/15/25	90	84,411
1.70%, 01/08/27	30	27,175
2.15%, 11/08/24	140	134,793
2.40%, 08/09/26	50	46,548

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.25%, 12/01/24	$72	$70,161
Caterpillar Inc. 1.90%, 03/12/31 (Call 12/12/30)	25	20,981
2.60%, 09/19/29 (Call 06/19/29)(c)	121	108,226
2.60%, 04/09/30 (Call 01/09/30)	59	51,894
3.25%, 09/19/49 (Call 03/19/49)	70	52,786
3.25%, 04/09/50 (Call 10/09/49)	72	54,472
3.80%, 08/15/42	55	46,616
4.30%, 05/15/44 (Call 11/15/43)	50	44,917
4.75%, 05/15/64 (Call 11/15/63)	40	36,958
5.20%, 05/27/41	55	55,698
6.05%, 08/15/36	45	49,333
Chart Industries Inc. 7.50%, 01/01/30 (Call 01/01/26)(b)	85	87,167
9.50%, 01/01/31 (Call 01/01/26)(b)	31	33,447
CNH Industrial Capital LLC 1.45%, 07/15/26 (Call 06/15/26)	12	10,735
1.88%, 01/15/26 (Call 12/15/25)	65	59,691
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	109	102,915
Deere & Co. 2.75%, 04/15/25 (Call 03/15/25)	117	112,698
2.88%, 09/07/49 (Call 03/07/49)	35	25,307
3.10%, 04/15/30 (Call 01/15/30)	76	68,745
3.75%, 04/15/50 (Call 10/15/49)	77	65,775
3.90%, 06/09/42 (Call 12/09/41)	118	103,525
5.38%, 10/16/29	25	25,796
7.13%, 03/03/31	25	28,947
Dover Corp. 2.95%, 11/04/29 (Call 08/04/29)	50	43,972
3.15%, 11/15/25 (Call 08/15/25)	77	73,291
5.38%, 10/15/35	5	5,031
5.38%, 03/01/41 (Call 12/01/40)	32	30,548
Flowserve Corp. 2.80%, 01/15/32 (Call 10/15/31)	25	19,836
3.50%, 10/01/30 (Call 07/01/30)	54	46,262
IDEX Corp. 2.63%, 06/15/31 (Call 03/15/31)	50	41,188
3.00%, 05/01/30 (Call 02/01/30)	74	64,285
John Deere Capital Corp. 0.63%, 09/10/24	10	9,520
0.70%, 01/15/26	52	47,058
1.05%, 06/17/26	57	51,225
1.25%, 01/10/25	100	94,800
1.30%, 10/13/26	35	31,339
1.45%, 01/15/31	17	13,470
1.50%, 03/06/28	12	10,374
1.75%, 03/09/27	75	67,363
2.00%, 06/17/31	12	9,793
2.05%, 01/09/25	90	86,324
2.25%, 09/14/26	80	74,064
2.45%, 01/09/30	66	57,483
2.65%, 06/10/26	72	67,597
2.80%, 09/08/27	90	83,273
2.80%, 07/18/29	50	45,091
3.05%, 01/06/28	43	40,070
3.40%, 06/06/25	79	76,614
3.40%, 09/11/25	53	51,204
3.45%, 03/13/25	96	93,526
3.45%, 03/07/29	72	67,028
4.15%, 09/15/27	40	39,027

Security	Par (000)	Value

Machinery (continued)
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 09/18/23)(b)	$16	$16,084
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	26	23,038
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	60	47,341
Otis Worldwide Corp. 2.06%, 04/05/25 (Call 03/05/25)	171	162,067
2.29%, 04/05/27 (Call 02/05/27)	70	63,601
2.57%, 02/15/30 (Call 11/15/29)	115	98,313
3.11%, 02/15/40 (Call 08/15/39)	75	56,429
3.36%, 02/15/50 (Call 08/15/49)	25	17,989
Rockwell Automation Inc. 2.80%, 08/15/61 (Call 02/15/61)	25	15,429
3.50%, 03/01/29 (Call 12/01/28)	110	103,100
4.20%, 03/01/49 (Call 09/01/48)	55	47,611
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	30	28,527
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	35	32,117
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	44,873
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	55	49,690
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)	40	37,651
4.95%, 09/15/28 (Call 06/15/28)	45	43,398
Xylem Inc./NY 1.95%, 01/30/28 (Call 11/30/27)	55	48,265
2.25%, 01/30/31 (Call 10/30/30)	50	41,073
3.25%, 11/01/26 (Call 08/01/26)	60	56,462
4.38%, 11/01/46 (Call 05/01/46)	22	17,833

		4,395,859

Manufacturing — 0.4%
Carlisle Companies Inc. 2.75%, 03/01/30 (Call 12/01/29)	41	34,711
3.50%, 12/01/24 (Call 10/01/24)	55	53,303
3.75%, 12/01/27 (Call 09/01/27)	54	50,945
Eaton Corp. 3.10%, 09/15/27 (Call 06/15/27)	115	107,824
3.92%, 09/15/47 (Call 03/15/47)	20	16,382
4.00%, 11/02/32	25	23,358
4.15%, 11/02/42	60	52,157
4.70%, 08/23/52 (Call 02/23/52)	65	60,440
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/02/23)	25	24,331
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 10/02/23)(b)	30	29,831
Hillenbrand Inc. 3.75%, 03/01/31 (Call 03/01/26)	25	21,024
5.00%, 09/15/26 (Call 07/15/26)	21	20,406
5.75%, 06/15/25 (Call 09/11/23)	20	19,878
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	140	131,118
3.90%, 09/01/42 (Call 03/01/42)	43	37,074
4.88%, 09/15/41 (Call 03/15/41)	62	60,120
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	5	4,704
3.25%, 06/14/29 (Call 03/14/29)	71	64,193
3.30%, 11/21/24 (Call 08/21/24)	55	53,450
4.00%, 06/14/49 (Call 12/14/48)	58	46,974
4.10%, 03/01/47 (Call 09/01/46)	45	37,070
4.20%, 11/21/34 (Call 05/21/34)	56	50,690
4.45%, 11/21/44 (Call 05/21/44)	37	31,915
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	45	42,062

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV 1.70%, 03/11/28(b)	$250	$216,535
2.15%, 03/11/31(b)	265	218,455
3.30%, 09/15/46(b)	250	185,652
6.13%, 08/17/26(b)	245	251,958
Teledyne Technologies Inc. 1.60%, 04/01/26 (Call 03/01/26)	80	72,926
2.25%, 04/01/28 (Call 02/01/28)	130	113,352
Trinity Industries Inc. 4.55%, 10/01/24 (Call 07/01/24)	26	25,488
7.75%, 07/15/28 (Call 07/15/25)(b)	20	20,407

		2,178,733

Media — 1.1%
Belo Corp. 7.25%, 09/15/27	15	14,679
7.75%, 06/01/27	10	9,978
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	35	27,383
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	200	156,404
1.95%, 01/15/31 (Call 10/15/30)	205	165,745
2.45%, 08/15/52 (Call 02/15/52)	105	61,483
2.65%, 02/01/30 (Call 11/01/29)	225	195,554
2.65%, 08/15/62 (Call 02/15/62)	100	57,210
2.80%, 01/15/51 (Call 07/15/50)	180	113,701
2.89%, 11/01/51 (Call 05/01/51)	345	220,455
2.94%, 11/01/56 (Call 05/01/56)	385	239,220
2.99%, 11/01/63 (Call 05/01/63)	265	159,843
3.15%, 03/01/26 (Call 12/01/25)	50	47,749
3.15%, 02/15/28 (Call 11/15/27)	30	27,845
3.20%, 07/15/36 (Call 01/15/36)	5	4,040
3.25%, 11/01/39 (Call 05/01/39)	75	57,752
3.30%, 02/01/27 (Call 11/01/26)	110	103,996
3.30%, 04/01/27 (Call 02/01/27)	40	37,734
3.40%, 04/01/30 (Call 01/01/30)	210	191,197
3.40%, 07/15/46 (Call 01/15/46)	50	36,528
3.45%, 02/01/50 (Call 08/01/49)	110	80,230
3.55%, 05/01/28 (Call 02/01/28)	30	28,319
3.75%, 04/01/40 (Call 10/01/39)	100	82,241
3.90%, 03/01/38 (Call 09/01/37)	95	80,850
3.95%, 10/15/25 (Call 08/15/25)	200	194,778
3.97%, 11/01/47 (Call 05/01/47)	145	116,217
4.00%, 03/01/48 (Call 09/01/47)	120	96,450
4.00%, 11/01/49 (Call 05/01/49)	145	115,474
4.05%, 11/01/52 (Call 05/01/52)	80	63,958
4.15%, 10/15/28 (Call 07/15/28)	310	298,762
4.20%, 08/15/34 (Call 02/15/34)	55	50,246
4.25%, 10/15/30 (Call 07/15/30)	200	190,216
4.25%, 01/15/33	195	183,033
4.40%, 08/15/35 (Call 02/15/35)	30	27,736
4.60%, 10/15/38 (Call 04/15/38)	30	27,568
4.70%, 10/15/48 (Call 04/15/48)	105	95,116
4.95%, 10/15/58 (Call 04/15/58)	60	55,279
5.25%, 11/07/25	250	250,435
6.50%, 11/15/35	130	143,807
Discovery Communications LLC 3.45%, 03/15/25 (Call 12/15/24)	40	38,490
3.63%, 05/15/30 (Call 02/15/30)	99	86,887
3.95%, 06/15/25 (Call 03/15/25)	40	38,690
3.95%, 03/20/28 (Call 12/20/27)	105	97,620
4.00%, 09/15/55 (Call 03/15/55)	76	49,517

Security	Par (000)	Value

Media (continued)
4.13%, 05/15/29 (Call 02/15/29)	$50	$45,895
4.65%, 05/15/50 (Call 11/15/49)	77	57,514
4.88%, 04/01/43	49	38,871
4.90%, 03/11/26 (Call 12/11/25)	55	54,033
5.00%, 09/20/37 (Call 03/20/37)	57	48,625
5.20%, 09/20/47 (Call 03/20/47)	67	54,212
5.30%, 05/15/49 (Call 11/15/48)	48	39,082
6.35%, 06/01/40	54	51,726
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	73	50,921
Gray Television Inc. 4.75%, 10/15/30 (Call 10/15/25)(b)	45	31,421
5.88%, 07/15/26 (Call 10/02/23)(b)	40	36,479
7.00%, 05/15/27 (Call 09/11/23)(b)(c)	45	40,337
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 07/31/45)(c)	200	192,586
iHeartCommunications Inc. 4.75%, 01/15/28 (Call 10/02/23)(b)(c)	25	19,248
5.25%, 08/15/27 (Call 09/18/23)(b)	40	31,627
6.38%, 05/01/26 (Call 09/18/23)	45	39,260
8.38%, 05/01/27 (Call 09/18/23)(c)	60	41,500
NBCUniversal Media LLC, 4.45%, 01/15/43	120	104,956
Nexstar Media Inc. 4.75%, 11/01/28 (Call 11/01/23)(b)	55	48,238
5.63%, 07/15/27 (Call 09/11/23)(b)	100	94,013
Scripps Escrow II Inc. 3.88%, 01/15/29 (Call 01/15/24)(b)	30	24,100
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	20	14,442
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 10/02/23)(b)	25	20,211
Sirius XM Radio Inc. 3.13%, 09/01/26 (Call 10/02/23)(b)	55	49,586
3.88%, 09/01/31 (Call 09/01/26)(b)	80	62,254
4.00%, 07/15/28 (Call 07/15/24)(b)	115	99,613
4.13%, 07/01/30 (Call 07/01/25)(b)	85	69,253
5.00%, 08/01/27 (Call 10/02/23)(b)	85	78,551
5.50%, 07/01/29 (Call 07/01/24)(b)	70	63,075
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	35	37,535
Sky Ltd., 3.75%, 09/16/24(b)	10	9,798
TEGNA Inc. 4.63%, 03/15/28 (Call 10/02/23)	55	49,466
4.75%, 03/15/26 (Call 10/02/23)(b)	31	29,771
5.00%, 09/15/29 (Call 09/15/24)	65	57,270
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	21	19,949
5.50%, 08/15/35	25	24,443
5.65%, 11/23/43 (Call 05/23/43)	39	35,479
5.85%, 04/15/40	22	21,507
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	85	69,308
Ziggo Bond Co. BV 5.13%, 02/28/30 (Call 02/15/25)(b)	30	23,248
6.00%, 01/15/27 (Call 10/02/23)(b)	25	23,196
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	60	50,389

		6,473,403

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc. 5.00%, 09/30/27 (Call 09/18/23)(b)	25	23,929
6.38%, 06/15/30 (Call 07/15/25)(b)	30	29,636
Timken Co. (The) 3.88%, 09/01/24 (Call 06/01/24)	23	22,493
4.50%, 12/15/28 (Call 09/15/28)	30	28,426

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	$42	$35,815

		140,299

Mining — 0.3%
Anglo American Capital PLC, 2.88%, 03/17/31 (Call 12/17/30)(e)	200	163,248
Antofagasta PLC, 5.63%, 05/13/32(e)	200	195,682
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	15	14,207
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	20	17,578
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 09/11/23)(b)	35	33,932
Constellium SE 3.75%, 04/15/29 (Call 04/15/24)(b)	30	25,735
5.63%, 06/15/28 (Call 09/11/23)(b)	20	18,926
5.88%, 02/15/26 (Call 10/02/23)(b)	20	19,666
First Quantum Minerals Ltd., 6.88%, 03/01/26(e)	200	196,632
FMG Resources August 2006 Pty Ltd. 4.38%, 04/01/31 (Call 01/01/31)(b)	80	67,044
4.50%, 09/15/27 (Call 06/15/27)(b)	40	36,866
FMG Resources August Pty. Ltd. 5.88%, 04/15/30 (Call 01/15/30)(b)	40	37,146
6.13%, 04/15/32 (Call 01/15/32)(b)	45	41,786
Hecla Mining Co., 7.25%, 02/15/28 (Call 09/18/23)	10	9,804
Kaiser Aluminum Corp. 4.50%, 06/01/31 (Call 06/01/26)(b)	30	24,244
4.63%, 03/01/28 (Call 10/02/23)(b)	35	30,994
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	115	110,815
New Gold Inc., 7.50%, 07/15/27 (Call 10/03/23)(b)	25	23,865
Newcrest Finance Pty Ltd. 3.25%, 05/13/30 (Call 02/13/30)(b)	95	82,743
4.20%, 05/13/50 (Call 11/13/49)(b)	15	11,666
5.75%, 11/15/41(b)	27	26,010
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	50	40,622
2.60%, 07/15/32 (Call 04/15/32)	85	68,309
2.80%, 10/01/29 (Call 07/01/29)	50	43,136
4.88%, 03/15/42 (Call 09/15/41)	85	76,407
5.45%, 06/09/44 (Call 12/09/43)	42	39,947
5.88%, 04/01/35	47	47,459
6.25%, 10/01/39	23	23,980
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/03/23)(b)	30	29,364
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 10/03/23)(b)(c)	25	23,097
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(c)	45	35,482

		1,616,392

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	69	62,731
3.25%, 02/15/29 (Call 10/02/23)	50	43,586
3.28%, 12/01/28 (Call 10/01/28)	60	52,601
3.57%, 12/01/31 (Call 09/01/31)	15	12,691
4.13%, 05/01/25 (Call 10/02/23)	30	29,041
4.25%, 04/01/28 (Call 10/02/23)	50	46,220
5.50%, 12/01/24 (Call 06/01/24)	80	79,501
Pitney Bowes Inc. 6.88%, 03/15/27 (Call 03/15/24)(b)(c)	25	18,876
7.25%, 03/15/29 (Call 03/15/24)(b)	20	14,356
Xerox Corp. 4.80%, 03/01/35	15	10,106
6.75%, 12/15/39	20	15,654

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp. 5.00%, 08/15/25 (Call 07/15/25)(b)	$40	$38,085
5.50%, 08/15/28 (Call 07/15/28)(b)	45	39,157

		462,605

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	27	23,880

Oil & Gas — 0.1%
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(e)	200	164,538
Qatar Petroleum 3.13%, 07/12/41 (Call 01/12/41)(e)	200	147,224
3.30%, 07/12/51 (Call 01/12/51)(e)	200	140,080

		451,842

Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,515
Ball Corp. 2.88%, 08/15/30 (Call 05/15/30)	75	61,181
3.13%, 09/15/31 (Call 06/15/31)	40	32,395
4.88%, 03/15/26 (Call 12/15/25)	45	43,702
5.25%, 07/01/25	55	54,274
6.00%, 06/15/29 (Call 05/15/26)	65	64,089
6.88%, 03/15/28 (Call 11/15/24)	40	40,594
Berry Global Inc. 1.57%, 01/15/26 (Call 12/15/25)	120	109,086
4.50%, 02/15/26 (Call 10/02/23)(b)(c)	20	19,057
5.63%, 07/15/27 (Call 10/02/23)(b)(c)	30	29,423
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	50	48,310
Cascades Inc./Cascades USA Inc. 5.13%, 01/15/26 (Call 10/02/23)(b)(c)	15	14,528
5.38%, 01/15/28 (Call 10/02/23)(b)	27	25,345
Clearwater Paper Corp. 4.75%, 08/15/28 (Call 09/18/23)(b)	20	17,482
5.38%, 02/01/25(b)	16	15,561
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b).	25	22,798
Owens-Brockway Glass Container Inc. 6.63%, 05/13/27 (Call 10/02/23)(b)	35	34,629
7.25%, 05/15/31(b)	40	40,369
Sealed Air Corp. 1.57%, 10/15/26 (Call 09/15/26)(b)	115	101,128
4.00%, 12/01/27 (Call 09/01/27)(b)(c)	25	22,904
5.00%, 04/15/29 (Call 04/15/25)(b)	25	23,187
5.13%, 12/01/24 (Call 09/01/24)(b)	25	24,705
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	25	24,739
6.88%, 07/15/33(b)	25	25,149
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/25)(b)	45	44,323
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 09/18/23)	30	27,484
Sonoco Products Co. 1.80%, 02/01/25 (Call 09/11/23)	175	164,897
3.13%, 05/01/30 (Call 02/01/30)	80	69,056
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	21,835
Trivium Packaging Finance BV 5.50%, 08/15/26 (Call 10/02/23)(b)	60	56,681
8.50%, 08/15/27 (Call 09/11/23)(b)	45	42,805
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	20	19,367
3.00%, 06/15/33 (Call 03/15/33)(c)	50	40,486
3.38%, 09/15/27 (Call 06/15/27)	10	9,222
3.75%, 03/15/25 (Call 01/15/25)	30	29,106
3.90%, 06/01/28 (Call 03/01/28)	20	18,562

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.00%, 03/15/28 (Call 12/15/27)	$50	$46,655
4.20%, 06/01/32 (Call 03/01/32)	20	18,223
4.65%, 03/15/26 (Call 01/15/26)	165	160,515
4.90%, 03/15/29 (Call 12/15/28)	40	38,514

		1,710,881

Pharmaceuticals — 0.4%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	30,378
AdaptHealth LLC 4.63%, 08/01/29 (Call 02/01/24)(b)	20	16,346
5.13%, 03/01/30 (Call 03/01/25)(b)	35	29,020
6.13%, 08/01/28 (Call 09/11/23)(b)(c)	25	22,623
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 10/03/23)(b)	50	27,813
9.25%, 04/01/26 (Call 10/02/23)(b)(c)	40	36,196
Bausch Health Companies Inc. 4.88%, 06/01/28 (Call 06/01/24)(b)	95	56,405
5.00%, 01/30/28 (Call 09/18/23)(b)	25	11,145
5.00%, 02/15/29 (Call 02/15/24)(b)(c)	25	10,595
5.25%, 01/30/30 (Call 01/30/25)(b)	50	21,120
5.25%, 02/15/31 (Call 02/15/26)(b)	45	19,067
5.50%, 11/01/25 (Call 10/03/23)(b)	100	89,954
6.13%, 02/01/27 (Call 02/01/24)(b)	70	46,039
6.25%, 02/15/29 (Call 02/15/24)(b)	50	21,882
9.00%, 12/15/25 (Call 10/03/23)(b)(c)	55	50,371
11.00%, 09/30/28(b)	100	71,569
14.00%, 10/15/30 (Call 10/15/25)(b)	10	6,026
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(c)	45	44,584
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)	50	30,796
2.50%, 09/15/60 (Call 03/15/60)	5	2,975
2.75%, 06/01/25 (Call 03/01/25)	120	115,280
3.38%, 03/15/29 (Call 12/15/28)	106	99,126
3.95%, 05/15/47 (Call 11/15/46)	65	55,944
3.95%, 03/15/49 (Call 09/15/48)	35	30,107
4.15%, 03/15/59 (Call 09/15/58)	50	42,464
4.88%, 02/27/53 (Call 08/27/52)	110	108,134
4.95%, 02/27/63 (Call 08/27/62)	15	14,648
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	170	163,800
Grifols Escrow Issuer SA, 4.75%, 10/15/28
(Call 10/15/24)(b)	45	39,498
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 10/02/23)(b)	10	9,619
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	35	26,190
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 10/18/23)(b)	35	35,814
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	85	76,299
Option Care Health Inc., 4.38%, 10/31/29
(Call 10/31/24)(b)	30	26,443
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 04/30/28 (Call 04/30/24)(b)	120	108,560
5.13%, 04/30/31 (Call 04/30/26)(b)	115	97,878
Owens & Minor Inc. 4.38%, 12/15/24 (Call 09/15/24)	15	14,698
4.50%, 03/31/29 (Call 03/31/24)(b)	30	25,430
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	35	31,835
Perrigo Finance Unlimited Co. 3.90%, 12/15/24 (Call 09/15/24)	45	43,478
4.38%, 03/15/26 (Call 12/15/25)	40	38,070

Security	Par (000)	Value

Pharmaceuticals (continued)
4.65%, 06/15/30 (Call 03/15/30)	$40	$35,452
4.90%, 12/15/44 (Call 06/15/44)	20	15,224
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	30	27,897
3.00%, 05/15/50 (Call 11/15/49)	50	34,006
3.90%, 08/20/28 (Call 05/20/28)	30	28,677
3.95%, 09/12/47 (Call 03/12/47)	33	26,373
4.45%, 08/20/48 (Call 02/20/48)	20	17,266
4.50%, 11/13/25 (Call 08/13/25)	60	59,056
4.70%, 02/01/43 (Call 08/01/42)	79	71,418

		2,163,588

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	35	30,210
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	40	36,050
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	35	30,306

		96,566

Real Estate — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)	79	71,641
CBRE Services Inc. 2.50%, 04/01/31 (Call 01/01/31)	25	20,053
4.88%, 03/01/26 (Call 12/01/25)	55	53,787
China Resources Land Ltd., 3.75%, (Call 12/09/24),
(5-year CMT + 5.139%)(a)(e)(f)	200	190,856
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(e)	200	164,394
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 10/02/23)(b)	40	38,103
Cushman and Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	7	7,063
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(e)	200	172,592
Howard Hughes Corp. (The) 4.13%, 02/01/29 (Call 02/01/24)(b)	40	32,842
4.38%, 02/01/31 (Call 02/01/26)(b)	35	27,907
5.38%, 08/01/28 (Call 10/02/23)(b)	40	36,118
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(e)	200	181,038
Kennedy-Wilson Inc. 4.75%, 03/01/29 (Call 03/01/24)	40	32,146
4.75%, 02/01/30 (Call 09/01/24)	30	23,070
5.00%, 03/01/31 (Call 03/01/26)	35	26,592
MAF Sukuk Ltd., 3.93%, 02/28/30(e)	200	185,138
Realogy Group LLC/Realogy Co-Issuer Corp. 5.25%, 04/15/30 (Call 04/15/25)(b)	3	2,095
5.75%, 01/15/29 (Call 01/15/24)(b)	3	2,148
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(e)	200	171,142
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(e)	200	186,242
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(e)	200	134,220
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(e)	200	188,552

		1,947,739

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc. 2.00%, 05/18/32 (Call 02/18/32)	50	37,874
2.75%, 12/15/29 (Call 09/15/29)	15	12,712
2.95%, 03/15/34 (Call 12/15/33)	115	91,040
3.00%, 05/18/51 (Call 11/18/50)	82	49,474

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 08/15/31 (Call 05/15/31)	$105	$90,524
3.45%, 04/30/25 (Call 02/28/25)	150	144,742
3.55%, 03/15/52 (Call 09/15/51)	20	13,650
3.80%, 04/15/26 (Call 02/15/26)	90	86,364
3.95%, 01/15/27 (Call 10/15/26)	28	26,503
4.00%, 02/01/50 (Call 08/01/49)	40	29,835
4.30%, 01/15/26 (Call 10/15/25)	110	106,482
4.50%, 07/30/29 (Call 04/30/29)	50	47,322
4.70%, 07/01/30 (Call 04/01/30)	40	37,867
4.85%, 04/15/49 (Call 10/15/48)	15	12,299
4.90%, 12/15/30 (Call 09/15/30)	81	78,369
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	100	85,564
American Tower Corp. 1.30%, 09/15/25 (Call 08/15/25)	10	9,172
1.45%, 09/15/26 (Call 08/15/26)	35	31,003
1.50%, 01/31/28 (Call 11/30/27)	90	75,553
1.60%, 04/15/26 (Call 03/15/26)	30	27,103
1.88%, 10/15/30 (Call 07/15/30)	60	46,702
2.10%, 06/15/30 (Call 03/15/30)	59	47,136
2.30%, 09/15/31 (Call 06/15/31)	60	46,936
2.40%, 03/15/25 (Call 02/15/25)	85	80,747
2.70%, 04/15/31 (Call 01/15/31)	45	36,765
2.75%, 01/15/27 (Call 11/15/26)	49	44,776
2.90%, 01/15/30 (Call 10/15/29)	55	46,885
2.95%, 01/15/25 (Call 12/15/24)	35	33,657
2.95%, 01/15/51 (Call 07/15/50)	80	48,338
3.10%, 06/15/50 (Call 12/15/49)	40	24,972
3.13%, 01/15/27 (Call 10/15/26)	44	40,538
3.38%, 10/15/26 (Call 07/15/26)	84	78,727
3.55%, 07/15/27 (Call 04/15/27)	64	59,332
3.60%, 01/15/28 (Call 10/15/27)	54	49,811
3.70%, 10/15/49 (Call 04/15/49)	47	32,742
3.80%, 08/15/29 (Call 05/15/29)	86	78,178
3.95%, 03/15/29 (Call 12/15/28)	71	65,344
4.00%, 06/01/25 (Call 03/01/25)	39	37,817
4.40%, 02/15/26 (Call 11/15/25)	55	53,502
5.65%, 03/15/33 (Call 12/15/32)	85	84,668
AvalonBay Communities Inc. 2.05%, 01/15/32 (Call 10/15/31)	75	60,120
2.45%, 01/15/31 (Call 10/17/30)	100	83,115
3.35%, 05/15/27 (Call 02/15/27)	50	46,761
3.90%, 10/15/46 (Call 04/15/46)	40	30,379
4.15%, 07/01/47 (Call 01/01/47)	25	19,969
Boston Properties LP 2.45%, 10/01/33 (Call 07/01/33)	50	35,417
2.55%, 04/01/32 (Call 01/01/32)	60	44,943
2.75%, 10/01/26 (Call 07/01/26)	115	103,746
2.90%, 03/15/30 (Call 12/15/29)	50	40,678
3.25%, 01/30/31 (Call 10/30/30)	90	73,277
3.40%, 06/21/29 (Call 03/21/29)	70	59,944
3.65%, 02/01/26 (Call 11/03/25)	181	170,542
4.50%, 12/01/28 (Call 09/01/28)	45	41,531
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	75	61,759
4.55%, 10/01/29 (Call 07/01/29)	30	23,558
Brixmor Operating Partnership LP 2.25%, 04/01/28 (Call 02/01/28)	48	40,902
2.50%, 08/16/31 (Call 05/16/31)	20	15,722
3.85%, 02/01/25 (Call 11/01/24)	40	38,580

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$60	$55,763
4.05%, 07/01/30 (Call 04/01/30)	55	49,736
4.13%, 06/15/26 (Call 03/15/26)	57	54,009
4.13%, 05/15/29 (Call 02/15/29)	25	22,744
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/27 (Call 10/02/23)(b)	45	37,566
5.75%, 05/15/26 (Call 09/11/23)(b)	55	50,473
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)	31	26,908
3.15%, 07/01/29 (Call 04/01/29)	29	26,058
3.35%, 11/01/49 (Call 05/01/49)	25	17,684
4.10%, 10/15/28 (Call 07/15/28)	20	19,037
Corporate Office Properties LP 2.00%, 01/15/29 (Call 11/15/28)	30	23,653
2.25%, 03/15/26 (Call 02/15/26)	93	83,986
2.75%, 04/15/31 (Call 01/15/31)	35	26,974
2.90%, 12/01/33 (Call 09/01/33)	20	14,440
Crown Castle Inc. 2.90%, 04/01/41 (Call 10/01/40)	132	88,914
3.25%, 01/15/51 (Call 07/15/50)	53	34,455
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)	50	44,109
1.35%, 07/15/25 (Call 06/15/25)	70	64,636
2.10%, 04/01/31 (Call 01/01/31)	101	79,563
2.25%, 01/15/31 (Call 10/15/30)	67	53,747
2.50%, 07/15/31 (Call 04/15/31)	81	65,307
2.90%, 03/15/27 (Call 02/15/27)	10	9,182
3.10%, 11/15/29 (Call 08/15/29)	55	47,856
3.20%, 09/01/24 (Call 07/01/24)	50	48,681
3.30%, 07/01/30 (Call 04/01/30)	77	66,931
3.65%, 09/01/27 (Call 06/01/27)	99	92,240
3.70%, 06/15/26 (Call 03/15/26)	115	109,528
3.80%, 02/15/28 (Call 11/15/27)	55	51,176
4.00%, 03/01/27 (Call 12/01/26)	25	23,742
4.00%, 11/15/49 (Call 05/15/49)	28	20,659
4.15%, 07/01/50 (Call 01/01/50)	40	30,216
4.30%, 02/15/29 (Call 11/15/28)	52	48,869
4.45%, 02/15/26 (Call 11/15/25)	72	70,146
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	85	76,521
3.70%, 08/15/27 (Call 05/15/27)	230	214,466
4.45%, 07/15/28 (Call 04/15/28)	65	61,542
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)	40	36,486
1.25%, 07/15/25 (Call 06/15/25)	84	77,478
1.55%, 03/15/28 (Call 01/15/28)	55	46,489
1.80%, 07/15/27 (Call 05/15/27)	60	52,425
2.00%, 05/15/28 (Call 03/15/28)	35	29,895
2.15%, 07/15/30 (Call 04/15/30)	114	91,958
2.50%, 05/15/31 (Call 02/15/31)	20	16,221
2.90%, 11/18/26 (Call 09/18/26)	69	63,853
2.95%, 09/15/51 (Call 03/15/51)	45	27,811
3.00%, 07/15/50 (Call 01/15/50)	55	34,530
3.20%, 11/18/29 (Call 08/18/29)	55	48,220
3.40%, 02/15/52 (Call 08/15/51)	15	10,133
3.90%, 04/15/32 (Call 01/15/32)	5	4,449
Federal Realty Investment Trust 1.25%, 02/15/26 (Call 01/15/26)	25	22,521
3.20%, 06/15/29 (Call 03/15/29)	50	43,149

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 07/15/27 (Call 04/15/27)	$15	$13,789
3.50%, 06/01/30 (Call 03/01/30)	50	43,722
4.50%, 12/01/44 (Call 06/01/44)	20	15,479
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)(c)	45	40,893
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/26 (Call 03/15/26)(b)	60	53,945
3.75%, 09/15/30(b)(c)	25	19,840
6.00%, 04/15/25 (Call 10/02/23)(b)(c)	25	24,612
Healthpeak Properties Inc. 1.35%, 02/01/27 (Call 01/01/27)	35	30,709
2.88%, 01/15/31 (Call 10/15/30)	61	51,073
3.00%, 01/15/30 (Call 10/15/29)	50	43,320
3.25%, 07/15/26 (Call 05/15/26)	40	37,831
4.00%, 06/01/25 (Call 03/01/25)	25	24,328
6.75%, 02/01/41 (Call 08/01/40)	39	40,743
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	30	29,013
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	97	93,559
Series H, 3.38%, 12/15/29 (Call 09/15/29)	82	69,950
Series I, 3.50%, 09/15/30 (Call 06/15/30)	52	44,360
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	11,822
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)	45	30,557
4.65%, 04/01/29 (Call 01/01/29)(c)	30	22,875
Invitation Homes Operating Partnership LP 4.15%, 04/15/32 (Call 01/15/32)	160	142,355
5.50%, 08/15/33	10	9,685
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(b)	65	55,763
4.88%, 09/15/27 (Call 09/11/23)(b)	57	53,646
4.88%, 09/15/29 (Call 09/15/24)(b)	55	49,732
5.00%, 07/15/28 (Call 09/11/23)(b)	30	27,754
5.25%, 03/15/28 (Call 09/11/23)(b)	45	42,196
5.25%, 07/15/30 (Call 07/15/25)(b)	75	67,667
5.63%, 07/15/32 (Call 07/15/26)(b)	30	26,915
7.00%, 02/15/29(b)	60	59,844
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	40	34,517
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)	40	28,197
2.65%, 11/15/33 (Call 08/15/33)	20	13,888
3.05%, 02/15/30 (Call 11/15/29)	15	11,984
4.25%, 08/15/29 (Call 05/15/29)	50	43,275
4.38%, 10/01/25 (Call 07/01/25)	40	38,114
4.75%, 12/15/28 (Call 09/15/28)	30	27,017
Kimco Realty Corp. 1.90%, 03/01/28 (Call 01/01/28)	20	16,941
2.70%, 10/01/30 (Call 07/01/30)	75	61,834
2.80%, 10/01/26 (Call 07/01/26)	19	17,476
3.80%, 04/01/27 (Call 01/01/27)	25	23,397
4.13%, 12/01/46 (Call 06/01/46)	30	21,940
4.25%, 04/01/45 (Call 10/01/44)	30	23,051
4.60%, 02/01/33 (Call 11/01/32)	145	133,090
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/31 (Call 03/15/26)	70	45,357
4.63%, 08/01/29 (Call 08/01/24)(c)	55	39,750
5.00%, 10/15/27 (Call 10/02/23)	80	63,267
5.25%, 08/01/26 (Call 10/02/23)(c)	30	25,509

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
NNN REIT Inc., 3.50%, 04/15/51 (Call 10/15/50)	$75	$50,503
Omega Healthcare Investors Inc. 3.25%, 04/15/33 (Call 01/15/33)	50	37,333
3.38%, 02/01/31 (Call 11/01/30)	62	49,986
4.75%, 01/15/28 (Call 10/15/27)	50	46,974
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer 4.88%, 05/15/29 (Call 05/15/24)(b)	45	39,163
5.88%, 10/01/28 (Call 10/02/23)(b)	40	37,041
7.50%, 06/01/25 (Call 10/02/23)(b)	35	35,132
Physicians Realty LP 2.63%, 11/01/31 (Call 08/01/31)	30	23,288
3.95%, 01/15/28 (Call 10/15/27)	10	9,166
4.30%, 03/15/27 (Call 12/15/26)	20	19,138
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)	15	10,831
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)	35	26,917
1.63%, 03/15/31 (Call 12/15/30)	80	62,138
1.75%, 07/01/30 (Call 04/01/30)	44	35,160
2.13%, 04/15/27 (Call 02/15/27)	51	45,965
2.13%, 10/15/50 (Call 04/15/50)	42	22,782
2.25%, 04/15/30 (Call 01/15/30)	119	99,867
2.88%, 11/15/29 (Call 08/15/29)	24	21,029
3.00%, 04/15/50 (Call 10/15/49)	27	17,747
3.05%, 03/01/50 (Call 09/01/49)	27	17,865
3.25%, 06/30/26 (Call 03/30/26)	95	90,083
3.25%, 10/01/26 (Call 07/01/26)	55	51,968
3.38%, 12/15/27 (Call 09/15/27)	15	13,991
3.88%, 09/15/28 (Call 06/15/28)	50	47,252
4.00%, 09/15/28 (Call 06/15/28)	26	24,736
4.38%, 09/15/48 (Call 03/15/48)	35	28,977
4.63%, 01/15/33 (Call 10/15/32)	35	33,570
4.75%, 06/15/33 (Call 03/15/33)	50	47,917
5.13%, 01/15/34	45	44,251
5.25%, 06/15/53 (Call 12/15/52)	40	38,098
Public Storage Operating Co. 2.30%, 05/01/31 (Call 02/01/31)	150	123,301
5.35%, 08/01/53	65	63,328
Realty Income Corp. 0.75%, 03/15/26 (Call 02/15/26)	10	8,883
2.20%, 06/15/28 (Call 04/15/28)	50	43,402
3.00%, 01/15/27 (Call 10/15/26)	30	27,869
3.10%, 12/15/29 (Call 09/15/29)	110	97,226
3.25%, 01/15/31 (Call 10/15/30)	142	122,621
3.65%, 01/15/28 (Call 10/15/27)	45	42,114
3.88%, 04/15/25 (Call 02/15/25)	15	14,609
3.95%, 08/15/27 (Call 05/15/27)	45	42,910
4.13%, 10/15/26 (Call 07/15/26)	35	33,812
4.63%, 11/01/25 (Call 09/01/25)	30	29,523
4.65%, 03/15/47 (Call 09/15/46)	75	65,175
5.63%, 10/13/32 (Call 07/13/32)	60	59,963
Regency Centers LP 3.60%, 02/01/27 (Call 11/01/26)	95	89,576
3.70%, 06/15/30 (Call 03/15/30)	40	35,831
4.40%, 02/01/47 (Call 08/01/46)	25	19,547
4.65%, 03/15/49 (Call 09/15/48)	35	28,380
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 02/15/29 (Call 02/15/24)(b)	35	30,725
4.75%, 10/15/27 (Call 10/02/23)	40	37,220

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
7.25%, 07/15/28(b)	$25	$25,172
SBA Communications Corp. 3.13%, 02/01/29 (Call 02/01/24)	85	72,766
3.88%, 02/15/27 (Call 09/11/23)	85	78,630
Scentre Group Trust 1/Scentre Group Trust 2 3.25%, 10/28/25 (Call 07/30/25)(b)	45	42,609
3.50%, 02/12/25 (Call 11/14/24)(b)	125	120,727
3.63%, 01/28/26 (Call 12/28/25)(b)	90	85,873
3.75%, 03/23/27 (Call 12/23/26)(b)	30	28,207
4.38%, 05/28/30 (Call 02/28/30)(b)	60	55,810
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30),
(5-year CMT + 4.685%)(a)(b)	35	29,476
Simon Property Group LP 1.75%, 02/01/28 (Call 11/01/27)	65	55,832
2.45%, 09/13/29 (Call 06/13/29)	282	238,727
2.65%, 07/15/30 (Call 04/15/30)	55	46,278
3.25%, 11/30/26 (Call 08/30/26)	25	23,450
3.25%, 09/13/49 (Call 03/13/49)	70	45,736
3.30%, 01/15/26 (Call 10/15/25)	405	386,099
3.38%, 12/01/27 (Call 09/01/27)	45	41,645
3.80%, 07/15/50 (Call 01/15/50)	105	75,734
6.75%, 02/01/40 (Call 11/01/39)	80	85,926
Starwood Property Trust Inc. 3.63%, 07/15/26 (Call 01/15/26)(b)	25	22,370
3.75%, 12/31/24 (Call 09/30/24)(b)	25	23,995
4.38%, 01/15/27 (Call 07/15/26)(b)	30	26,782
4.75%, 03/15/25 (Call 09/15/24)	30	29,150
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	50	35,072
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	40	26,412
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 4.75%, 04/15/28 (Call 04/15/24)(b)	35	29,481
6.50%, 02/15/29 (Call 02/15/24)(b)	60	40,948
10.50%, 02/15/28 (Call 09/15/25)(b)	145	144,796
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	25	21,300
3.25%, 10/15/26 (Call 07/15/26)	35	32,340
3.85%, 04/01/27 (Call 01/01/27)	47	44,121
4.00%, 03/01/28 (Call 12/01/27)	27	25,093
4.13%, 01/15/26 (Call 10/15/25)	60	57,738
4.38%, 02/01/45 (Call 08/01/44)	45	34,531
4.40%, 01/15/29 (Call 10/15/28)	37	34,747
4.75%, 11/15/30 (Call 08/15/30)	12	11,256
4.88%, 04/15/49 (Call 10/15/48)	37	30,339
5.70%, 09/30/43 (Call 03/30/43)	30	27,538
VICI Properties LP 4.38%, 05/15/25	30	29,171
4.75%, 02/15/28 (Call 01/15/28)	140	133,260
4.95%, 02/15/30 (Call 12/15/29)	10	9,404
5.13%, 05/15/32 (Call 02/15/32)	115	106,615
5.63%, 05/15/52 (Call 11/15/51)	40	35,239
VICI Properties LP/VICI Note Co. Inc. 3.50%, 02/15/25 (Call 10/02/23)(b)	55	52,785
3.75%, 02/15/27 (Call 10/02/23)(b)	115	105,675
4.13%, 08/15/30 (Call 02/15/25)(b)	45	39,354
4.25%, 12/01/26 (Call 10/02/23)(b)	110	103,674
4.50%, 01/15/28 (Call 10/15/27)(b)	30	27,894
4.63%, 12/01/29 (Call 12/01/24)(b)	130	117,853
WEA Finance LLC 2.88%, 01/15/27 (Call 11/15/26)(b)	85	73,810

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 06/15/29 (Call 03/15/29)(b)	$55	$45,052
4.13%, 09/20/28 (Call 06/20/28)(b)	40	34,404
4.63%, 09/20/48 (Call 03/20/48)(b)	45	29,215
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	10	6,829
Welltower Inc. 2.75%, 01/15/32 (Call 10/15/31)	30	24,241
4.00%, 06/01/25 (Call 03/01/25)	205	198,791
6.50%, 03/15/41 (Call 09/15/40)	55	56,420
Welltower OP LLC 2.05%, 01/15/29 (Call 11/15/28)	50	41,893
2.75%, 01/15/31 (Call 10/15/30)	60	49,508
2.80%, 06/01/31 (Call 03/01/31)	40	32,959
4.13%, 03/15/29 (Call 12/15/28)	60	55,748
4.25%, 04/15/28 (Call 01/15/28)	35	33,113
4.95%, 09/01/48 (Call 03/01/48)	25	21,757
WP Carey Inc. 2.25%, 04/01/33 (Call 01/01/33)	90	67,000
2.40%, 02/01/31 (Call 11/01/30)	30	23,974
3.85%, 07/15/29 (Call 04/15/29)	20	18,016
4.00%, 02/01/25 (Call 11/01/24)	25	24,348
4.25%, 10/01/26 (Call 07/01/26)	70	67,299
XHR LP 4.88%, 06/01/29 (Call 06/01/24)(b)	30	26,060
6.38%, 08/15/25 (Call 09/11/23)(b)	30	29,675

		13,688,309

Retail — 1.2%
Advance Auto Parts Inc. 1.75%, 10/01/27 (Call 08/01/27)	92	77,624
3.50%, 03/15/32 (Call 12/15/31)(c)	20	16,084
3.90%, 04/15/30 (Call 01/15/30)(c)	62	53,629
Asbury Automotive Group Inc. 4.50%, 03/01/28 (Call 09/11/23)	20	18,305
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	47	41,522
4.75%, 03/01/30 (Call 03/01/25)	25	21,926
5.00%, 02/15/32 (Call 11/15/26)(b)	35	30,088
AutoNation Inc. 2.40%, 08/01/31 (Call 05/01/31)	80	61,535
3.50%, 11/15/24 (Call 09/15/24)	72	69,731
3.80%, 11/15/27 (Call 08/15/27)	45	41,494
4.50%, 10/01/25 (Call 07/01/25)	15	14,533
4.75%, 06/01/30 (Call 03/01/30)	55	51,176
AutoZone Inc. 4.00%, 04/15/30 (Call 01/15/30)	20	18,513
4.75%, 08/01/32 (Call 05/01/32)	100	95,638
4.75%, 02/01/33 (Call 11/01/32)	30	28,419
Bath & Body Works Inc. 5.25%, 02/01/28	50	47,962
6.63%, 10/01/30 (Call 10/01/25)(b)	50	48,888
6.75%, 07/01/36	50	46,094
6.88%, 11/01/35	60	56,097
Beacon Roofing Supply Inc. 4.13%, 05/15/29 (Call 05/15/24)(b)	20	17,258
4.50%, 11/15/26 (Call 10/02/23)(b)	15	14,117
6.50%, 08/01/30 (Call 08/01/26)(b)	35	34,604
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(c)	45	43,522
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)(c)	15	13,601
BlueLinx Holdings Inc., 6.00%, 11/15/29
(Call 11/15/24)(b)(c)	20	17,857

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Brinker International Inc. 5.00%, 10/01/24 (Call 07/01/24)(b)	$25	$24,607
8.25%, 07/15/30(b)(c)	20	19,650
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 10/02/23)(b)	31	31,332
Dollar General Corp. 3.50%, 04/03/30 (Call 01/03/30)(c)	30	26,643
3.88%, 04/15/27 (Call 01/15/27)	45	42,947
4.13%, 05/01/28 (Call 02/01/28)	35	33,274
4.13%, 04/03/50 (Call 10/03/49)	85	62,831
4.15%, 11/01/25 (Call 08/01/25)	25	24,312
4.63%, 11/01/27 (Call 10/01/27)	45	43,866
Dollar Tree Inc. 2.65%, 12/01/31 (Call 09/01/31)	15	12,096
3.38%, 12/01/51 (Call 06/01/51)	40	25,874
4.00%, 05/15/25 (Call 03/15/25)	25	24,261
4.20%, 05/15/28 (Call 02/15/28)	80	75,865
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(e)	200	176,778
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	25	18,807
Genuine Parts Co. 1.75%, 02/01/25 (Call 09/11/23)	25	23,630
1.88%, 11/01/30 (Call 08/01/30)	25	19,587
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 10/02/23)(b)	42	37,284
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(b)(c)	20	17,619
Home Depot Inc. (The) 0.90%, 03/15/28 (Call 01/15/28)	140	118,107
1.38%, 03/15/31 (Call 12/15/30)	95	74,304
1.50%, 09/15/28 (Call 07/15/28)	75	64,023
1.88%, 09/15/31 (Call 06/15/31)	20	16,082
2.38%, 03/15/51 (Call 09/15/50)	135	80,124
2.70%, 04/15/30 (Call 01/15/30)	114	100,175
2.75%, 09/15/51 (Call 03/15/51)	45	28,935
2.88%, 04/15/27 (Call 03/15/27)	60	56,252
2.95%, 06/15/29 (Call 03/15/29)	110	99,927
3.13%, 12/15/49 (Call 06/15/49)	117	81,970
3.25%, 04/15/32 (Call 01/15/32)	30	26,646
3.30%, 04/15/40 (Call 10/15/39)	135	106,572
3.35%, 09/15/25 (Call 06/15/25)	90	86,939
3.35%, 04/15/50 (Call 10/15/49)	122	89,020
3.50%, 09/15/56 (Call 03/15/56)	45	32,955
3.63%, 04/15/52 (Call 10/15/51)	25	19,023
3.90%, 12/06/28 (Call 09/06/28)	115	110,551
3.90%, 06/15/47 (Call 12/15/46)	110	89,320
4.20%, 04/01/43 (Call 10/01/42)	15	13,107
4.40%, 03/15/45 (Call 09/15/44)	82	71,767
4.50%, 12/06/48 (Call 06/06/48)	105	93,867
4.88%, 02/15/44 (Call 08/15/43)	100	94,646
5.40%, 09/15/40 (Call 03/15/40)	74	74,417
5.88%, 12/16/36	204	218,866
5.95%, 04/01/41 (Call 10/01/40)	50	53,649
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 10/02/23)(b)	45	43,451
Lithia Motors Inc. 3.88%, 06/01/29 (Call 06/01/24)(b)	45	38,737
4.38%, 01/15/31 (Call 10/15/25)(b)	35	29,855
4.63%, 12/15/27 (Call 10/02/23)(b)	25	23,190
Lowe’s Companies Inc. 1.30%, 04/15/28 (Call 02/15/28)	20	16,905
1.70%, 09/15/28 (Call 07/15/28)	125	106,444

Security	Par (000)	Value

Retail (continued)
1.70%, 10/15/30 (Call 07/15/30)	$100	$79,385
2.50%, 04/15/26 (Call 01/15/26)	60	56,054
2.63%, 04/01/31 (Call 01/01/31)	120	100,555
2.80%, 09/15/41 (Call 03/15/41)	15	10,290
3.00%, 10/15/50 (Call 04/15/50)	125	79,090
3.10%, 05/03/27 (Call 02/03/27)	140	130,341
3.13%, 09/15/24 (Call 06/15/24)	50	48,797
3.35%, 04/01/27 (Call 03/01/27)	30	28,226
3.38%, 09/15/25 (Call 06/15/25)	95	91,192
3.50%, 04/01/51 (Call 10/01/50)	80	55,404
3.65%, 04/05/29 (Call 01/05/29)	85	78,923
3.70%, 04/15/46 (Call 10/15/45)	55	41,123
3.75%, 04/01/32 (Call 01/01/32)	160	143,378
4.00%, 04/15/25 (Call 03/15/25)	210	205,275
4.05%, 05/03/47 (Call 11/03/46)	125	97,536
4.25%, 04/01/52 (Call 10/01/51)	75	59,162
4.38%, 09/15/45 (Call 03/15/45)	5	4,104
4.45%, 04/01/62 (Call 10/01/61)	100	78,016
4.50%, 04/15/30 (Call 01/15/30)	55	52,952
4.55%, 04/05/49 (Call 10/05/48)	10	8,390
4.65%, 04/15/42 (Call 10/15/41)	50	43,737
5.00%, 04/15/40 (Call 10/15/39)	30	27,723
5.13%, 04/15/50 (Call 10/15/49)	60	54,869
5.50%, 10/15/35	56	56,341
5.63%, 04/15/53 (Call 10/15/52)	55	53,391
5.80%, 09/15/62 (Call 03/15/62)	70	67,607
Macy’s Retail Holdings LLC 4.30%, 02/15/43 (Call 08/15/42)	15	8,934
4.50%, 12/15/34 (Call 06/15/34)	20	14,251
5.13%, 01/15/42 (Call 07/15/41)	15	9,967
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	25	22,645
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	25	21,883
6.13%, 03/15/32 (Call 03/15/27)(b)	25	21,402
6.38%, 03/15/37	15	11,622
6.70%, 07/15/34(b)	10	8,245
Nordstrom Inc. 4.00%, 03/15/27 (Call 12/15/26)(c)	20	17,602
4.25%, 08/01/31 (Call 05/01/31)(c)	25	18,825
4.38%, 04/01/30 (Call 01/01/30)	30	23,934
5.00%, 01/15/44 (Call 07/15/43)	55	34,940
6.95%, 03/15/28(c)	15	14,625
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	10	8,424
Rite Aid Corp. 7.50%, 07/01/25 (Call 10/02/23)(b)(c)	30	19,055
8.00%, 11/15/26 (Call 10/02/23)(b)	45	28,577
Ross Stores Inc. 0.88%, 04/15/26 (Call 03/15/26)	115	102,617
4.60%, 04/15/25 (Call 03/15/25)	30	29,462
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 10/02/23)	45	44,680
Target Corp. 1.95%, 01/15/27 (Call 12/15/26)(c)	90	82,003
2.25%, 04/15/25 (Call 03/15/25)	135	128,993
2.35%, 02/15/30 (Call 11/15/29)	70	60,247
2.50%, 04/15/26	45	42,619
2.65%, 09/15/30 (Call 06/15/30)	105	91,273
2.95%, 01/15/52 (Call 07/15/51)	25	16,651
3.38%, 04/15/29 (Call 01/15/29)	65	60,759
3.63%, 04/15/46	65	50,959

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.90%, 11/15/47 (Call 05/15/47)	$65	$53,197
4.00%, 07/01/42	45	39,124
6.50%, 10/15/37	135	150,112
TJX Companies Inc. (The) 1.15%, 05/15/28 (Call 03/15/28)	15	12,744
2.25%, 09/15/26 (Call 06/15/26)	105	96,822
4.50%, 04/15/50 (Call 10/15/49)	40	35,973
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	3,912
Yum! Brands Inc. 3.63%, 03/15/31 (Call 12/15/30)	57	48,369
4.63%, 01/31/32 (Call 10/01/26)	60	53,620
4.75%, 01/15/30 (Call 10/15/29)(b)	45	41,471
5.35%, 11/01/43 (Call 05/01/43)	15	13,197
5.38%, 04/01/32 (Call 04/01/27)	55	51,639
6.88%, 11/15/37	20	21,069

		7,249,610

Savings & Loans — 0.1%
Nationwide Building Society 1.00%, 08/28/25(b)	88	80,157
3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(a)(b)	20	17,814
4.00%, 09/14/26(b)	30	27,971
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)	240	222,627

		348,569

Semiconductors — 1.5%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 10/02/23)(b)	30	27,536
Analog Devices Inc. 1.70%, 10/01/28 (Call 08/01/28)	35	30,053
2.10%, 10/01/31 (Call 07/01/31)	60	49,004
2.80%, 10/01/41 (Call 04/01/41)	105	74,490
2.95%, 04/01/25 (Call 03/01/25)	27	26,053
2.95%, 10/01/51 (Call 04/01/51)	58	38,890
3.50%, 12/05/26 (Call 09/05/26)	80	76,602
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	60	49,376
2.75%, 06/01/50 (Call 12/01/49)	60	40,839
3.30%, 04/01/27 (Call 01/01/27)	92	87,397
3.90%, 10/01/25 (Call 07/01/25)	154	150,138
4.35%, 04/01/47 (Call 10/01/46)	57	51,261
5.10%, 10/01/35 (Call 04/01/35)	40	40,586
5.85%, 06/15/41	39	41,641
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)	20	18,437
3.88%, 01/15/27 (Call 10/15/26)	75	71,244
Broadcom Inc. 2.45%, 02/15/31 (Call 11/15/30)(b)	200	161,186
2.60%, 02/15/33 (Call 11/15/32)(b)	80	61,772
3.14%, 11/15/35 (Call 08/15/35)(b)	210	160,087
3.15%, 11/15/25 (Call 10/15/25)	30	28,534
3.19%, 11/15/36 (Call 08/15/36)(b)	195	146,562
3.42%, 04/15/33 (Call 01/15/33)(b)	183	151,368
3.46%, 09/15/26 (Call 07/15/26)	25	23,663
3.47%, 04/15/34 (Call 01/15/34)(b)	220	179,707
3.50%, 02/15/41 (Call 08/15/40)(b)	130	95,150
4.00%, 04/15/29 (Call 02/15/29)(b)	40	36,905
4.15%, 11/15/30 (Call 08/15/30)	190	173,563
4.15%, 04/15/32 (Call 01/15/32)(b)	70	62,696
4.30%, 11/15/32 (Call 08/15/32)	200	180,728

Security	Par (000)	Value

Semiconductors (continued)
4.93%, 05/15/37 (Call 02/15/37)(b)	$120	$107,942
5.00%, 04/15/30 (Call 01/15/30)	20	19,668
Entegris Escrow Corp. 4.75%, 04/15/29 (Call 01/15/29)(b)	50	46,516
5.95%, 06/15/30 (Call 06/15/25)(b)	55	52,669
Entegris Inc. 3.63%, 05/01/29 (Call 05/01/24)(b)	30	25,814
4.38%, 04/15/28 (Call 09/11/23)(b)	20	18,318
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)	300	226,905
4.88%, 02/10/28 (Call 01/10/28)	350	347,739
5.13%, 02/10/30 (Call 12/10/29)	300	300,177
5.63%, 02/10/43 (Call 08/10/42)	220	219,320
5.70%, 02/10/53 (Call 08/10/52)	420	415,708
5.90%, 02/10/63 (Call 08/10/62)	220	220,440
KLA Corp. 4.10%, 03/15/29 (Call 12/15/28)	20	19,223
4.65%, 11/01/24 (Call 08/01/24)	10	9,908
4.65%, 07/15/32 (Call 04/15/32)(c)	50	49,026
4.95%, 07/15/52 (Call 01/15/52)	110	103,699
5.25%, 07/15/62 (Call 01/15/62)	75	72,734
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)	65	53,675
2.88%, 06/15/50 (Call 12/15/49)	50	33,406
3.13%, 06/15/60 (Call 12/15/59)	39	25,536
3.75%, 03/15/26 (Call 01/15/26)	133	128,941
3.80%, 03/15/25 (Call 12/15/24)	27	26,371
4.00%, 03/15/29 (Call 12/15/28)	83	79,560
4.88%, 03/15/49 (Call 09/15/48)	30	28,142
Marvell Technology Inc. 1.65%, 04/15/26 (Call 03/15/26)	50	45,373
2.45%, 04/15/28 (Call 02/15/28)	17	14,934
2.95%, 04/15/31 (Call 01/15/31)	80	66,753
4.88%, 06/22/28 (Call 03/22/28)	50	48,569
Microchip Technology Inc. 0.98%, 09/01/24	60	57,086
4.25%, 09/01/25 (Call 10/02/23)	30	29,159
Micron Technology Inc. 2.70%, 04/15/32 (Call 01/15/32)	40	31,484
3.37%, 11/01/41 (Call 05/01/41)	40	27,729
3.48%, 11/01/51 (Call 05/01/51)	60	38,832
4.19%, 02/15/27 (Call 12/15/26)	112	106,654
4.66%, 02/15/30 (Call 11/15/29)	65	60,872
4.98%, 02/06/26 (Call 12/06/25)	75	73,892
5.33%, 02/06/29 (Call 11/06/28)	71	69,559
NVIDIA Corp. 2.00%, 06/15/31 (Call 03/15/31)	65	53,771
2.85%, 04/01/30 (Call 01/01/30)	151	135,420
3.20%, 09/16/26 (Call 06/16/26)	131	125,051
3.50%, 04/01/40 (Call 10/01/39)	84	69,828
3.50%, 04/01/50 (Call 10/01/49)	60	47,201
3.70%, 04/01/60 (Call 10/01/59)	42	33,322
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	40	39,744
NXP BV/NXP Funding LLC/NXP USA Inc. 2.50%, 05/11/31 (Call 02/11/31)	130	105,072
2.65%, 02/15/32 (Call 11/15/31)	70	56,030
2.70%, 05/01/25 (Call 04/01/25)	17	16,187
3.13%, 02/15/42 (Call 08/15/41)	30	20,537
3.15%, 05/01/27 (Call 03/01/27)	77	71,318

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.25%, 05/11/41 (Call 11/11/40)	$100	$71,124
3.25%, 11/30/51 (Call 05/30/51)	50	32,229
3.40%, 05/01/30 (Call 02/01/30)	89	78,210
3.88%, 06/18/26 (Call 04/18/26)	30	28,770
4.30%, 06/18/29 (Call 03/18/29)	35	32,789
4.40%, 06/01/27 (Call 05/01/27)	10	9,619
5.00%, 01/15/33 (Call 10/15/32)	15	14,229
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 10/02/23)(b)	40	35,578
Qorvo Inc. 1.75%, 12/15/24 (Call 09/11/23)(b)	10	9,402
3.38%, 04/01/31 (Call 04/01/26)(b)	65	52,924
4.38%, 10/15/29 (Call 10/15/24)	84	76,054
QUALCOMM Inc. 1.30%, 05/20/28 (Call 02/20/28)	30	25,536
1.65%, 05/20/32 (Call 02/20/32)	195	151,139
2.15%, 05/20/30 (Call 02/20/30)	10	8,497
3.25%, 05/20/27 (Call 02/20/27)	210	198,282
3.25%, 05/20/50 (Call 11/20/49)(c)	25	18,240
3.45%, 05/20/25 (Call 02/20/25)	35	33,998
4.30%, 05/20/47 (Call 11/20/46)	110	95,210
4.50%, 05/20/52 (Call 11/20/51)	75	65,344
4.65%, 05/20/35 (Call 11/20/34)	55	53,931
5.40%, 05/20/33 (Call 02/20/33)	45	46,565
6.00%, 05/20/53 (Call 11/20/52)	80	86,131
Renesas Electronics Corp. 1.54%, 11/26/24 (Call 10/26/24)(b)	15	14,125
2.17%, 11/25/26 (Call 10/25/26)(b)	35	31,071
SK Hynix Inc. 1.50%, 01/19/26(e)	200	179,926
2.38%, 01/19/31(e)	200	155,204
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	47	38,306
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	30	25,542
Texas Instruments Inc. 1.13%, 09/15/26 (Call 08/15/26)	20	17,937
1.38%, 03/12/25 (Call 02/12/25)	137	129,261
1.75%, 05/04/30 (Call 02/04/30)	60	49,917
1.90%, 09/15/31 (Call 06/15/31)	60	48,868
2.25%, 09/04/29 (Call 06/04/29)	95	82,709
2.70%, 09/15/51 (Call 03/15/51)	50	32,992
2.90%, 11/03/27 (Call 08/03/27)	52	48,362
3.88%, 03/15/39 (Call 09/15/38)	70	60,530
4.15%, 05/15/48 (Call 11/15/47)	94	81,532
5.05%, 05/18/63	75	71,845
TSMC Arizona Corp. 2.50%, 10/25/31 (Call 07/25/31)	200	166,140
3.13%, 10/25/41 (Call 04/25/41)	200	153,808
TSMC Global Ltd. 1.00%, 09/28/27 (Call 07/28/27)(e)	200	170,274
1.38%, 09/28/30 (Call 06/28/30)(e)	200	156,506
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	71	60,706

		9,410,644

Software — 1.1%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 10/02/23)(b)	25	24,466
Adobe Inc. 1.90%, 02/01/25 (Call 01/01/25)	70	66,926
2.15%, 02/01/27 (Call 12/01/26)	105	96,395
2.30%, 02/01/30 (Call 11/01/29)	101	87,606
3.25%, 02/01/25 (Call 11/01/24)	112	109,041
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(b)(c)	25	24,119

Security	Par (000)	Value

Software (continued)
Autodesk Inc. 2.40%, 12/15/31 (Call 09/15/31)	$75	$60,840
2.85%, 01/15/30 (Call 10/15/29)	50	43,570
3.50%, 06/15/27 (Call 03/15/27)	27	25,508
4.38%, 06/15/25 (Call 03/15/25)	42	41,188
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/11/23)(b)	60	55,355
Broadridge Financial Solutions Inc. 2.60%, 05/01/31 (Call 02/01/31)	65	53,039
2.90%, 12/01/29 (Call 09/01/29)	100	86,202
3.40%, 06/27/26 (Call 03/27/26)	40	37,850
Camelot Finance SA, 4.50%, 11/01/26 (Call 10/02/23)(b)	40	37,524
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	45	44,406
Clarivate Science Holdings Corp. 3.88%, 07/01/28 (Call 06/30/24)(b)	50	44,193
4.88%, 07/01/29 (Call 06/30/24)(b)(c)	55	47,810
Consensus Cloud Solutions Inc. 6.00%, 10/15/26 (Call 10/15/23)(b)(c)	20	18,701
6.50%, 10/15/28 (Call 10/15/26)(b)	30	27,119
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	35	30,184
Electronic Arts Inc. 1.85%, 02/15/31 (Call 11/15/30)	80	63,974
2.95%, 02/15/51 (Call 08/15/50)	50	32,228
4.80%, 03/01/26 (Call 12/01/25)	37	36,590
Fair Isaac Corp. 4.00%, 06/15/28 (Call 09/18/23)(b)	55	50,271
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,269
Fidelity National Information Services Inc. 1.15%, 03/01/26 (Call 02/01/26)	100	90,008
1.65%, 03/01/28 (Call 01/01/28)	25	21,440
2.25%, 03/01/31 (Call 12/01/30)	80	64,477
3.10%, 03/01/41 (Call 09/01/40)	41	28,486
4.50%, 08/15/46 (Call 02/15/46)	40	31,802
5.10%, 07/15/32 (Call 04/15/32)(c)	65	63,688
5.63%, 07/15/52 (Call 01/15/52)	25	23,713
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)	130	116,575
2.65%, 06/01/30 (Call 03/01/30)	74	62,274
3.20%, 07/01/26 (Call 05/01/26)	174	164,136
3.50%, 07/01/29 (Call 04/01/29)	135	123,263
3.85%, 06/01/25 (Call 03/01/25)	82	79,578
4.20%, 10/01/28 (Call 07/01/28)	40	38,168
4.40%, 07/01/49 (Call 01/01/49)	157	127,947
Intuit Inc. 0.95%, 07/15/25 (Call 06/15/25)	42	38,800
1.35%, 07/15/27 (Call 05/15/27)	27	23,682
1.65%, 07/15/30 (Call 04/15/30)	97	78,011
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	495	464,053
2.53%, 06/01/50 (Call 12/01/49)	410	270,989
2.68%, 06/01/60 (Call 12/01/59)	270	173,486
2.70%, 02/12/25 (Call 11/12/24)	65	62,858
2.92%, 03/17/52 (Call 09/17/51)	315	223,263
3.04%, 03/17/62 (Call 09/17/61)	155	107,043
3.13%, 11/03/25 (Call 08/03/25)	345	332,946
3.30%, 02/06/27 (Call 11/06/26)	305	293,044
3.45%, 08/08/36 (Call 02/08/36)	175	155,571
3.50%, 02/12/35 (Call 08/12/34)	176	159,944
3.50%, 11/15/42	45	37,613

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.70%, 08/08/46 (Call 02/08/46)	$70	$59,325
3.95%, 08/08/56 (Call 02/08/56)	60	51,392
4.10%, 02/06/37 (Call 08/06/36)	25	23,740
4.20%, 11/03/35 (Call 05/03/35)	45	43,452
4.50%, 10/01/40	25	24,323
4.50%, 02/06/57 (Call 08/06/56)	5	4,692
4.75%, 11/03/55 (Call 05/03/55)	1	246
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	30	27,060
Open Text Corp. 3.88%, 02/15/28 (Call 10/03/23)(b)	50	44,505
3.88%, 12/01/29 (Call 12/01/24)(b)	50	42,396
Open Text Holdings Inc. 4.13%, 02/15/30 (Call 02/15/25)(b)	50	43,171
4.13%, 12/01/31 (Call 12/01/26)(b)	37	30,717
PTC Inc. 3.63%, 02/15/25 (Call 10/02/23)(b)	27	26,057
4.00%, 02/15/28 (Call 10/02/23)(b)	35	32,159
Rackspace Technology Global Inc. 3.50%, 02/15/28 (Call 02/15/24)(b)	30	14,354
5.38%, 12/01/28 (Call 12/01/23)(b)(c)	30	8,577
RingCentral Inc., 8.50%, 08/15/30(b)	25	24,625
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	95	86,991
1.40%, 09/15/27 (Call 07/15/27)	65	56,295
1.75%, 02/15/31 (Call 11/15/30)	101	79,212
2.00%, 06/30/30 (Call 03/30/30)	65	52,933
2.35%, 09/15/24 (Call 08/15/24)	97	93,694
2.95%, 09/15/29 (Call 06/15/29)	55	48,592
3.80%, 12/15/26 (Call 09/15/26)	79	75,391
3.85%, 12/15/25 (Call 09/15/25)	37	35,724
4.20%, 09/15/28 (Call 06/15/28)	20	19,053
salesforce.com Inc. 1.50%, 07/15/28 (Call 05/15/28)	50	43,005
1.95%, 07/15/31 (Call 04/15/31)	50	40,668
2.70%, 07/15/41 (Call 01/15/41)	57	40,756
2.90%, 07/15/51 (Call 01/15/51)	105	70,226
3.05%, 07/15/61 (Call 01/15/61)	105	67,733
3.70%, 04/11/28 (Call 01/11/28)	120	114,904
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	125	98,312
Twilio Inc. 3.63%, 03/15/29 (Call 03/15/24)	30	25,742
3.88%, 03/15/31 (Call 03/15/26)(c)	30	25,145
VMware Inc. 1.40%, 08/15/26 (Call 07/15/26)	40	35,460
2.20%, 08/15/31 (Call 05/15/31)	125	97,275
3.90%, 08/21/27 (Call 05/21/27)	107	100,703
4.50%, 05/15/25 (Call 04/15/25)	108	105,738
4.65%, 05/15/27 (Call 03/15/27)	82	79,676
4.70%, 05/15/30 (Call 02/15/30)	77	72,519
Workday Inc. 3.50%, 04/01/27 (Call 03/01/27)	50	47,224
3.70%, 04/01/29 (Call 02/01/29)	5	4,619
3.80%, 04/01/32 (Call 01/01/32)	65	57,650
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	40	34,021

		6,941,284

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(e)	200	112,948

Security	Par (000)	Value

Telecommunications — 1.8%
America Movil SAB de CV, 6.13%, 03/30/40	$200	$207,348
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(e)	200	166,334
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	40	28,541
4.30%, 07/29/49 (Call 01/29/49)	62	49,425
4.46%, 04/01/48 (Call 10/01/47)	74	60,688
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	40	28,683
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	50	32,787
Bharti Airtel Ltd., 4.38%, 06/10/25(e)	200	195,530
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	20	17,239
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)	110	102,959
2.95%, 02/28/26	82	78,663
3.50%, 06/15/25	37	35,994
5.50%, 01/15/40	110	114,110
5.90%, 02/15/39	139	150,594
CommScope Inc. 4.75%, 09/01/29 (Call 09/01/24)(b)	70	52,007
6.00%, 03/01/26 (Call 10/02/23)(b)	85	77,304
7.13%, 07/01/28 (Call 10/02/23)(b)(c)	40	22,484
8.25%, 03/01/27 (Call 10/02/23)(b)(c)	55	36,442
CommScope Technologies LLC 5.00%, 03/15/27 (Call 09/11/23)(b)	35	19,501
6.00%, 06/15/25 (Call 09/11/23)(b)(c)	74	67,734
Consolidated Communications Inc. 5.00%, 10/01/28 (Call 10/01/23)(b)(c)	25	18,662
6.50%, 10/01/28 (Call 10/01/23)(b)(c)	45	34,563
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	62	46,207
4.38%, 11/15/57 (Call 05/15/57)	37	29,899
4.70%, 03/15/37	14	12,855
4.75%, 03/15/42	30	26,851
5.35%, 11/15/48 (Call 05/15/48)	31	29,177
5.45%, 11/15/79 (Call 05/19/79)	55	49,294
5.75%, 08/15/40	11	10,858
5.85%, 11/15/68 (Call 05/15/68)	30	28,594
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(e)	200	193,814
Frontier Communications Holdings LLC 5.00%, 05/01/28 (Call 05/01/24)(b)	85	72,846
5.88%, 10/15/27 (Call 10/15/23)(b)	75	68,291
5.88%, 11/01/29 (Call 11/01/24)	50	37,067
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	55	40,701
6.75%, 05/01/29 (Call 05/01/24)(b)	50	38,750
8.63%, 03/15/31 (Call 03/15/26)(b)	50	48,070
8.75%, 05/15/30 (Call 05/15/25)(b)	75	72,858
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	200	176,292
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	170	156,094
Juniper Networks Inc. 1.20%, 12/10/25 (Call 11/10/25)	47	42,510
2.00%, 12/10/30 (Call 09/10/30)	22	16,995
3.75%, 08/15/29 (Call 05/15/29)	45	40,902
5.95%, 03/15/41	25	23,750
Level 3 Financing Inc. 3.40%, 03/01/27 (Call 01/01/27)(b)	40	36,898
3.63%, 01/15/29 (Call 01/15/24)(b)	45	26,783
3.75%, 07/15/29 (Call 01/15/24)(b)	55	32,773
3.88%, 11/15/29 (Call 08/15/29)(b)	45	39,789
4.25%, 07/01/28 (Call 10/02/23)(b)	70	45,844

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.63%, 09/15/27 (Call 10/02/23)(b)	$60	$45,028
10.50%, 05/15/30 (Call 05/15/26)(b)	67	68,129
Lumen Technologies Inc. 4.00%, 02/15/27 (Call 10/02/23)(b)	70	44,085
4.50%, 01/15/29 (Call 01/15/24)(b)	25	8,194
5.38%, 06/15/29 (Call 06/15/24)(b)	15	4,588
Series G, 6.88%, 01/15/28(c)	12	5,217
Series P, 7.60%, 09/15/39	20	5,904
Series U, 7.65%, 03/15/42	25	7,374
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(e)	200	196,172
Nokia OYJ
4.38%, 06/12/27	25	23,578
6.63%, 05/15/39	30	28,544
NTT Finance Corp. 1.16%, 04/03/26 (Call 03/03/26)(b)	15	13,524
2.07%, 04/03/31 (Call 01/03/31)(b)	245	199,589
Ooredoo International Finance Ltd., 2.63%, 04/08/31(e)	200	169,914
Qwest Corp., 7.25%, 09/15/25.	15	14,396
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	74	68,136
3.63%, 12/15/25 (Call 09/15/25)	142	135,126
3.80%, 03/15/32	180	153,857
4.30%, 02/15/48 (Call 08/15/47)	90	67,047
4.35%, 05/01/49 (Call 11/01/48)	66	49,885
4.50%, 03/15/42	50	40,198
4.50%, 03/15/43 (Call 09/15/42)	60	47,845
5.00%, 03/15/44 (Call 09/15/43)	70	59,431
5.25%, 03/15/82 (Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)	45	40,779
5.45%, 10/01/43 (Call 04/01/43)	85	76,027
7.50%, 08/15/38	52	55,979
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	38	27,192
Telecom Italia Capital SA 6.00%, 09/30/34	60	50,288
6.38%, 11/15/33	60	52,656
7.20%, 07/18/36	60	54,179
7.72%, 06/04/38	50	46,229
Telefonica Emisiones SA 4.67%, 03/06/38	60	49,631
4.90%, 03/06/48	95	75,827
5.21%, 03/08/47	210	176,070
5.52%, 03/01/49 (Call 09/01/48)	20	17,455
7.05%, 06/20/36	135	144,069
Telefonica Europe BV, 8.25%, 09/15/30	91	103,759
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	35	33,716
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	42	38,914
3.40%, 05/13/32 (Call 02/13/32)	55	46,251
3.70%, 09/15/27 (Call 06/15/27)	65	61,133
4.30%, 06/15/49 (Call 12/15/48)	54	41,991
4.60%, 11/16/48 (Call 05/16/48)	75	61,936
U.S. Cellular Corp., 6.70%, 12/15/33(c)	30	29,241
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	76	68,915
1.45%, 03/20/26 (Call 02/20/26)	15	13,604
1.50%, 09/18/30 (Call 06/18/30)	67	52,291
1.68%, 10/30/30 (Call 07/30/30)	60	46,939
1.75%, 01/20/31 (Call 10/20/30)	153	118,997
2.10%, 03/22/28 (Call 01/22/28)	209	182,649
2.36%, 03/15/32 (Call 12/15/31)	271	214,320

Security	Par (000)	Value

Telecommunications (continued)
2.55%, 03/21/31 (Call 12/21/30)	$194	$159,650
2.63%, 08/15/26	165	153,664
2.65%, 11/20/40 (Call 05/20/40)	139	92,531
2.85%, 09/03/41 (Call 03/03/41)	50	34,083
2.88%, 11/20/50 (Call 05/20/50)	168	102,992
2.99%, 10/30/56 (Call 04/30/56)	250	149,312
3.00%, 03/22/27 (Call 01/22/27)	197	183,127
3.00%, 11/20/60 (Call 05/20/60)(c)	112	65,755
3.15%, 03/22/30 (Call 12/22/29)	54	47,323
3.38%, 02/15/25	50	48,495
3.40%, 03/22/41 (Call 09/22/40)	177	131,440
3.50%, 11/01/24 (Call 08/01/24)	80	78,157
3.55%, 03/22/51 (Call 09/22/50)	214	149,620
3.70%, 03/22/61 (Call 09/22/60)	205	139,412
3.85%, 11/01/42 (Call 05/01/42)	67	51,988
3.88%, 02/08/29 (Call 11/08/28)	94	87,744
3.88%, 03/01/52 (Call 09/01/51)	85	63,569
4.00%, 03/22/50 (Call 09/22/49)	69	52,749
4.02%, 12/03/29 (Call 09/03/29)	238	221,028
4.13%, 03/16/27	254	244,617
4.13%, 08/15/46	75	59,624
4.33%, 09/21/28	256	245,112
4.40%, 11/01/34 (Call 05/01/34)	132	119,439
4.50%, 08/10/33	151	139,515
4.52%, 09/15/48	80	67,186
4.67%, 03/15/55	15	12,642
4.75%, 11/01/41	47	42,266
4.81%, 03/15/39	79	71,708
4.86%, 08/21/46	149	130,917
5.01%, 04/15/49(c)	50	45,745
5.25%, 03/16/37	50	48,685
5.50%, 03/16/47	27	26,195
5.85%, 09/15/35	22	22,118
6.40%, 09/15/33	7	7,353
6.55%, 09/15/43	42	46,749
7.75%, 12/01/30	25	28,575
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	25	21,026
Vodafone Group PLC 3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(a)	30	26,447
4.13%, 05/30/25	142	138,760
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(a)	55	42,974
4.25%, 09/17/50	99	76,118
4.38%, 02/19/43	124	101,020
4.88%, 06/19/49	141	119,507
5.00%, 05/30/38(c)	15	13,943
5.13%, 06/19/59	68	58,019
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(a)	55	38,373
5.63%, 02/10/53 (Call 08/10/52)	75	70,819
6.15%, 02/27/37	50	51,198
6.25%, 11/30/32	47	49,182
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(a)	115	115,734
Windstream Escrow LLC/Windstream Escrow Finance
Corp., 7.75%, 08/15/28 (Call 10/02/23)(b)	80	64,839

		10,838,196

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.50%, 09/15/27 (Call 06/15/27)	$15	$14,007
3.55%, 11/19/26 (Call 09/19/26)	55	51,688
3.90%, 11/19/29 (Call 08/19/29)	100	90,821
5.10%, 05/15/44 (Call 11/15/43)	28	24,352
6.35%, 03/15/40	31	31,299

		212,167

Transportation — 0.1%
AP Moller — Maersk A/S 3.88%, 09/28/25 (Call 06/28/25)(b)	32	30,903
4.50%, 06/20/29 (Call 03/20/29)(b)	50	48,052
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 09/18/23)(b)	10	9,040
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	50	47,577
GXO Logistics Inc. 1.65%, 07/15/26 (Call 06/15/26)	55	48,690
2.65%, 07/15/31 (Call 04/15/31)	45	35,219
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	60	58,081
Ryder System Inc. 2.50%, 09/01/24 (Call 08/01/24)	45	43,496
2.85%, 03/01/27 (Call 02/01/27)	40	36,774
2.90%, 12/01/26 (Call 10/01/26)	50	45,977
3.35%, 09/01/25 (Call 08/01/25)	55	52,607
4.63%, 06/01/25 (Call 05/01/25)	57	55,878
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(e)	200	167,922

		680,216

Trucking & Leasing — 0.0%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	30	29,504
GATX Corp. 1.90%, 06/01/31 (Call 03/01/31)	50	38,016
3.10%, 06/01/51 (Call 12/01/50)	45	27,910
3.25%, 03/30/25 (Call 12/30/24)	15	14,387
3.25%, 09/15/26 (Call 06/15/26)	35	32,503
3.50%, 03/15/28 (Call 12/15/27)	30	27,460
3.85%, 03/30/27 (Call 12/30/26)	25	23,434
4.00%, 06/30/30 (Call 03/30/30)	60	54,507
4.55%, 11/07/28 (Call 08/07/28)(c)	20	18,993
4.70%, 04/01/29 (Call 01/01/29)	30	28,511
5.20%, 03/15/44 (Call 09/15/43)	25	21,822

		317,047

Water — 0.1%
American Water Capital Corp. 2.80%, 05/01/30 (Call 02/01/30)	65	56,347
2.95%, 09/01/27 (Call 06/01/27)	5	4,611
3.40%, 03/01/25 (Call 12/01/24)	35	33,900
3.45%, 06/01/29 (Call 03/01/29)	52	47,680
3.45%, 05/01/50 (Call 11/01/49)	34	24,662
3.75%, 09/01/28 (Call 06/01/28)	45	42,665
3.75%, 09/01/47 (Call 03/01/47)	61	47,340
4.00%, 12/01/46 (Call 06/01/46)	20	15,826
4.15%, 06/01/49 (Call 12/01/48)	32	26,497
4.20%, 09/01/48 (Call 03/01/48)	60	49,466
4.30%, 12/01/42 (Call 06/01/42)	52	44,448
4.30%, 09/01/45 (Call 03/01/45)	20	16,581
4.45%, 06/01/32 (Call 03/01/32)(c)	45	42,757

Security	Par (000)	Value

Water (continued)
6.59%, 10/15/37	$55	$61,161

		513,941

Total Corporate Bonds & Notes — 31.5% (Cost: $215,368,147)		191,138,054

Foreign Government Obligations

Argentina — 0.1%
Argentina Bonar Bonds 0.75%, 07/09/30(h)	355	101,696
1.00%, 07/09/29	60	17,707
3.50%, 07/09/41(h)	50	14,374
3.63%, 07/09/35(h)	470	135,291
4.25%, 01/09/38(h)	190	59,641
Argentine Republic Government International Bond 0.75%, 07/09/30 (Call 10/02/23)(h)	420	140,965
1.00%, 07/09/29 (Call 10/02/23)	100	32,352
3.50%, 07/09/41 (Call 10/02/23)(h)	375	115,770
3.63%, 07/09/35 (Call 10/02/23)(h)	520	153,551
3.63%, 07/09/46 (Call 10/02/23)(h)	55	16,367
4.25%, 01/09/38 (Call 10/02/23)(h)	285	99,830

		887,544

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30(e)	150	122,973

Brazil — 0.2%
Brazilian Government International Bond 5.63%, 01/07/41(c)	300	263,079
7.13%, 01/20/37	225	235,584
8.25%, 01/20/34	110	124,037
8.75%, 02/04/25	100	104,964
10.13%, 05/15/27	200	233,536

		961,200

Canada — 0.7%
Canada Government International Bond 0.75%, 05/19/26	140	126,272
1.63%, 01/22/25	470	448,112
2.88%, 04/28/25	330	318,711
CDP Financial Inc. 0.88%, 06/10/25(b)	60	55,616
1.00%, 05/26/26(b)	50	45,020
4.25%, 07/25/28(b)	250	245,735
Export Development Canada, 3.88%, 02/14/28	400	391,160
Ontario Teachers’ Finance Trust, 2.00%, 04/16/31(b)	250	205,143
Province of Alberta Canada 1.00%, 05/20/25	145	135,031
1.30%, 07/22/30	105	84,781
1.88%, 11/13/24	52	49,862
2.05%, 08/17/26(b)	100	92,527
3.30%, 03/15/28	130	123,178
Province of British Columbia Canada 0.90%, 07/20/26	155	139,258
1.30%, 01/29/31(c)	70	56,228
2.25%, 06/02/26	30	28,072
7.25%, 09/01/36	20	24,957
Series 10, 1.75%, 09/27/24	20	19,227
Province of Manitoba Canada, 2.13%, 06/22/26	210	195,319
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,133

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada 0.63%, 01/21/26	$106	$95,935
1.05%, 04/14/26	10	9,084
1.05%, 05/21/27	170	149,221
1.13%, 10/07/30	90	71,466
1.60%, 02/25/31	70	57,161
1.80%, 10/14/31	105	85,987
2.00%, 10/02/29	25	21,761
2.30%, 06/15/26	60	56,141
2.50%, 04/27/26	215	202,730
Province of Quebec Canada 0.60%, 07/23/25	195	179,646
2.50%, 04/20/26	175	165,156
2.75%, 04/12/27	58	54,334
Series PD, 7.50%, 09/15/29	110	126,820
Series QO, 2.88%, 10/16/24	190	184,619
Series QX, 1.50%, 02/11/25	202	191,462

		4,454,865

Chile — 0.1%
Chile Government International Bond 3.24%, 02/06/28 (Call 11/06/27)	200	186,818
3.50%, 01/25/50 (Call 07/25/49)	200	145,190
3.63%, 10/30/42	200	154,998
3.86%, 06/21/47	200	157,676
4.00%, 01/31/52 (Call 07/31/51)	200	158,306

		802,988

Colombia — 0.1%
Colombia Government International Bond 4.13%, 02/22/42 (Call 08/22/41)	200	129,422
4.50%, 03/15/29 (Call 12/15/28)	200	178,422
6.13%, 01/18/41	200	165,332
7.38%, 09/18/37	300	290,607

		763,783

Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34 (Call 01/03/34)(e)	200	201,682

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	95	98,851

France — 0.2%
Caisse d’Amortissement de la Dette Sociale 0.38%, 09/23/25(b)	340	309,866
1.38%, 01/20/31(b)	320	257,936
2.13%, 01/26/32(b)	235	197,287
3.00%, 05/17/25(b)	305	294,294

		1,059,383

Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(e)	100	90,644

Hong Kong — 0.1%
Airport Authority 1.75%, 01/12/27 (Call 12/12/26)(b)	200	181,496
2.63%, 02/04/51 (Call 08/04/50)(b)	200	131,028
Hong Kong Government International Bond 1.38%, 02/02/31(b)	200	162,146
5.25%, 01/11/53(b)	200	214,466

		689,136

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond 2.13%, 09/22/31(e)	$200	$153,818
6.25%, 09/22/32(e)	200	201,670
7.63%, 03/29/41	166	183,236

		538,724

Indonesia — 0.4%
Indonesia Government International Bond 2.85%, 02/14/30	200	175,790
3.05%, 03/12/51	200	141,836
3.20%, 09/23/61 (Call 03/23/61)	200	129,836
3.55%, 03/31/32 (Call 12/31/31)	200	177,778
4.35%, 01/11/48	200	171,090
4.55%, 01/11/28 (Call 12/11/27)	200	195,824
4.65%, 09/20/32 (Call 06/20/32)	200	193,086
4.85%, 01/11/33 (Call 10/11/32)	200	196,128
5.25%, 01/17/42(e)	200	198,216
6.75%, 01/15/44(e)	200	228,606
Perusahaan Penerbit SBSN Indonesia III 2.55%, 06/09/31(e)	200	167,724
4.15%, 03/29/27(e)	200	194,140
4.40%, 06/06/27(e)	200	195,506

		2,365,560

Israel — 0.1%
Israel Government International Bond, 2.88%, 03/16/26	200	188,156
State of Israel 3.38%, 01/15/50	400	283,348
3.80%, 05/13/60(e)	200	143,062

		614,566

Italy — 0.1%
Republic of Italy Government International Bond 2.38%, 10/17/24	200	192,446
2.88%, 10/17/29	200	174,596
5.38%, 06/15/33	170	166,949

		533,991

Japan — 0.3%
Development Bank of Japan Inc. 1.75%, 02/18/25(b)	200	189,582
1.88%, 10/02/24(e)	200	192,126
Japan Bank for International Cooperation 0.63%, 07/15/25	200	183,822
1.25%, 01/21/31	105	82,607
1.63%, 01/20/27	200	180,032
1.88%, 04/15/31	200	163,926
2.13%, 02/16/29	100	87,479
2.25%, 11/04/26	15	13,814
2.50%, 05/28/25	35	33,355
2.75%, 11/16/27	15	13,867
2.88%, 04/14/25	215	206,735
2.88%, 06/01/27	75	70,002
3.25%, 07/20/28	20	18,725
Japan International Cooperation Agency 1.00%, 07/22/30(c)	20	15,596
2.13%, 10/20/26	46	42,149
4.00%, 05/23/28	200	193,588

		1,687,405

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 4.88%, 10/14/44(e)	200	177,980

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(e)	$200	$182,882

Netherlands — 0.1%
BNG Bank NV, 3.50%, 05/19/28(b)	300	287,520
Nederlandse Waterschapsbank NV, 1.00%, 05/28/30(b)	45	35,998

		323,518

Norway — 0.1%
Kommunalbanken AS 0.88%, 03/12/25(b)(c)	365	341,698
1.13%, 06/14/30(b)	200	160,956

		502,654

Panama — 0.2%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	200	174,030
3.75%, 04/17/26(e)	100	94,898
4.50%, 05/15/47	400	306,688
4.50%, 04/16/50 (Call 10/16/49)	200	149,948
6.70%, 01/26/36	160	167,939
8.88%, 09/30/27	35	39,298
9.38%, 04/01/29	100	118,366

		1,051,167

Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33 (Call 03/28/33)(e)	200	170,034

Peru — 0.1%
Peruvian Government International Bond 1.86%, 12/01/32 (Call 09/01/32)	100	75,547
2.39%, 01/23/26 (Call 12/23/25)	70	65,570
2.78%, 01/23/31 (Call 10/23/30)	145	123,070
2.78%, 12/01/60 (Call 06/01/60)	60	35,234
3.00%, 01/15/34 (Call 10/15/33)	100	81,239
3.30%, 03/11/41 (Call 09/11/40)	60	44,570
3.55%, 03/10/51 (Call 09/10/50)	75	54,008
3.60%, 01/15/72 (Call 07/15/71)	35	22,950
5.63%, 11/18/50	90	89,592
6.55%, 03/14/37	50	54,481
8.75%, 11/21/33	100	124,386

		770,647

Poland — 0.1%
Republic of Poland Government International Bond 3.25%, 04/06/26	90	86,147
4.88%, 10/04/33 (Call 07/04/33)	90	87,338
5.50%, 11/16/27 (Call 08/16/27)	50	50,862
5.50%, 04/04/53 (Call 10/04/52)	155	150,737
5.75%, 11/16/32 (Call 08/16/32)	50	52,004

		427,088

Qatar — 0.2%
Qatar Government International Bond 3.75%, 04/16/30(e)	200	189,692
4.00%, 03/14/29(e)	200	193,240
4.40%, 04/16/50(e)	200	176,124
4.50%, 04/23/28(e)	200	198,154
4.63%, 06/02/46(e)	200	183,590
4.82%, 03/14/49(e)	200	186,508
5.10%, 04/23/48(e)	200	192,016

		1,319,324

Security	Par (000)	Value

Romania — 0.1%
Romanian Government International Bond 3.00%, 02/27/27(e)	$50	$45,763
3.00%, 02/14/31(e)	100	82,487
3.63%, 03/27/32(e)	66	55,269
4.00%, 02/14/51(e)	120	82,068
5.13%, 06/15/48(e)	50	41,512
5.25%, 11/25/27(e)	50	49,046
6.00%, 05/25/34(e)	50	48,758
6.13%, 01/22/44(e)	50	47,264
7.13%, 01/17/33(e)	40	41,973

		494,140

South Africa — 0.1%
Republic of South Africa Government International Bond 4.88%, 04/14/26	200	192,356
5.65%, 09/27/47	200	141,466
6.25%, 03/08/41	225	182,619

		516,441

South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(e)	200	186,366
Korea International Bond, 1.75%, 10/15/31	200	163,852

		350,218

Supranational — 2.2%
African Development Bank 0.88%, 03/23/26	195	176,996
0.88%, 07/22/26	245	220,027
Asian Development Bank 0.38%, 09/03/25	220	201,249
0.50%, 02/04/26	330	298,254
0.63%, 10/08/24	140	133,087
0.63%, 04/29/25	321	298,565
0.75%, 10/08/30	160	125,301
1.00%, 04/14/26	254	231,183
1.25%, 06/09/28	35	30,296
1.50%, 10/18/24	291	278,993
1.50%, 01/20/27	70	63,391
1.50%, 03/04/31	60	49,315
1.75%, 08/14/26	15	13,831
1.75%, 09/19/29	230	198,989
1.88%, 01/24/30	70	60,375
2.00%, 01/22/25	120	114,884
2.00%, 04/24/26	114	106,443
2.13%, 03/19/25(c)	79	75,496
2.38%, 08/10/27	115	106,626
2.50%, 11/02/27	40	37,128
2.63%, 01/12/27	15	14,109
2.75%, 01/19/28	30	28,021
2.88%, 05/06/25	40	38,594
3.13%, 09/26/28	20	18,866
5.82%, 06/16/28	105	110,825
6.22%, 08/15/27	77	81,232
6.38%, 10/01/28	35	37,618
Council of Europe Development Bank 0.88%, 09/22/26	210	187,698
1.38%, 02/27/25	110	104,077
European Bank for Reconstruction & Development 0.50%, 05/19/25	224	207,350
0.50%, 11/25/25	60	54,572
1.50%, 02/13/25	205	194,549
1.63%, 09/27/24	125	120,066

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank 0.00%, 11/06/26(g)	$10	$8,656
0.38%, 12/15/25	155	140,382
0.38%, 03/26/26	260	233,353
0.63%, 07/25/25	110	101,533
0.63%, 10/21/27	45	38,662
0.75%, 10/26/26	255	226,807
0.75%, 09/23/30	55	43,393
0.88%, 05/17/30	89	71,525
1.25%, 02/14/31	65	52,751
1.38%, 03/15/27	75	67,397
1.63%, 03/14/25	277	262,892
1.63%, 10/09/29	45	38,722
1.63%, 05/13/31	5	4,154
1.88%, 02/10/25	571	545,202
2.13%, 04/13/26	155	145,370
2.38%, 05/24/27	235	218,228
2.50%, 10/15/24	174	168,660
4.88%, 02/15/36	105	110,377
European Stability Mechanism, 0.38%, 09/10/25(b)	215	196,508
Inter-American Development Bank 0.50%, 09/23/24	95	90,235
0.63%, 07/15/25	100	92,338
0.63%, 09/16/27	90	77,485
0.88%, 04/03/25	115	107,658
0.88%, 04/20/26	315	285,494
1.13%, 01/13/31	150	120,141
1.75%, 03/14/25	125	118,818
2.00%, 06/02/26	75	69,833
2.00%, 07/23/26	185	171,865
2.13%, 01/15/25	206	197,634
2.25%, 06/18/29	116	103,615
2.38%, 07/07/27(c)	40	37,129
3.13%, 09/18/28	204	192,435
3.20%, 08/07/42	5	4,082
3.50%, 09/14/29	200	191,416
3.88%, 10/28/41	75	67,538
4.38%, 01/24/44	29	27,782
International Bank for Reconstruction & Development 0.38%, 07/28/25	195	179,000
0.50%, 10/28/25	230	209,843
0.63%, 04/22/25	487	453,119
0.65%, 02/10/26 (Call 11/10/23)	5	4,459
0.75%, 03/11/25	240	224,770
0.75%, 11/24/27	194	166,824
0.75%, 08/26/30	126	99,055
0.85%, 02/10/27 (Call 11/10/23)	30	25,629
0.88%, 07/15/26	50	45,022
0.88%, 05/14/30	149	119,123
1.13%, 09/13/28	375	320,460
1.25%, 02/10/31(c)	171	138,108
1.38%, 04/20/28	70	61,218
1.63%, 01/15/25	195	185,864
1.63%, 11/03/31(c)	175	144,133
1.75%, 10/23/29	255	220,090
1.88%, 10/27/26	258	237,698
2.13%, 03/03/25	35	33,488
2.50%, 11/25/24	222	214,596
2.50%, 07/29/25	372	355,729
2.50%, 11/22/27	75	69,515

Security	Par (000)	Value

Supranational (continued)
3.13%, 11/20/25	$50	$48,211
4.75%, 02/15/35	25	25,572
International Finance Corp. 0.38%, 07/16/25	340	312,654
0.75%, 10/08/26	90	80,122
1.38%, 10/16/24	290	277,527
2.13%, 04/07/26	195	182,902
Nordic Investment Bank, 0.38%, 09/11/25	325	297,053

		13,379,860

Sweden — 0.1%
Svensk Exportkredit AB 0.50%, 08/26/25	210	192,119
0.63%, 05/14/25	220	203,687

		395,806

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond 1.70%, 03/02/31(e)	400	326,896
1.88%, 09/15/31(e)	200	164,040
2.50%, 09/30/29(e)	200	178,024
3.13%, 10/11/27(e)	200	188,392
3.13%, 09/30/49(e)	200	140,266
4.13%, 10/11/47(e)	200	168,706
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(e)	200	174,112
Finance Department Government of Sharjah, 3.63%, 03/10/33(e)	200	162,896
UAE International Government Bond, 2.88%, 10/19/41(e)	200	145,836

		1,649,168

Uruguay — 0.1%
Uruguay Government International Bond 4.13%, 11/20/45	50	44,126
4.38%, 01/23/31 (Call 10/23/30)	60	59,059
4.98%, 04/20/55	88	83,224
5.10%, 06/18/50	154	148,741
7.63%, 03/21/36	100	120,926
7.88%, 01/15/33(c)	70	84,543

		540,619

Total Foreign Government Obligations — 6.3% (Cost: $42,428,070)		38,124,841

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.8%
Federal Home Loan Mortgage Corp. 3.00%, 05/01/29	451	437,226
4.00%, 01/01/48	36	34,209
5.00%, 06/01/53	197	191,787
5.50%, 05/01/53	204	202,928
5.50%, 06/01/53	46	45,995
Federal National Mortgage Association 2.50%, 09/01/38(i)	1,164	1,046,736
3.00%, 09/01/38(i)	1,200	1,108,781
3.50%, 09/01/38(i)	775	730,727
4.00%, 09/01/38(i)	625	600,049
5.00%, 03/01/53	98	95,773
5.50%, 02/01/53	36	36,120
5.50%, 05/01/53	249	246,109
6.00%, 08/01/53	67	68,272
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	149	138,267
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	50	46,485

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	$340	$270,102
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	199,389
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	386,088
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K043, Class A2, 3.06%, 12/25/24
(Call 01/25/25)	75	72,691
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	100	96,596
Series K058, Class A2, 2.65%, 08/25/26
(Call 09/25/26)	75	70,138
Series K064, Class A2, 3.22%, 03/25/27
(Call 05/25/27)	100	94,411
Series K070, Class A2, 3.30%, 11/25/27
(Call 12/25/27)(a)	200	188,163
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	50	40,096
Series K131, Class A2, 1.85%, 07/25/31
(Call 09/25/31)	1,000	808,475
Series K735, Class A2, 2.86%, 05/25/26
(Call 06/25/26)	689	651,599
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	180	157,745
Government National Mortgage Association 2.00%, 08/20/50	161	133,850
2.00%, 11/20/50	432	358,111
2.00%, 12/20/50	3,111	2,576,860
2.00%, 01/20/51	4,246	3,516,129
2.00%, 02/20/51	1,645	1,359,740
2.00%, 10/20/51	2,037	1,681,657
2.00%, 12/20/51	398	328,762
2.50%, 10/20/50	525	449,417
2.50%, 01/20/51	187	159,713
2.50%, 02/20/51	192	164,051
2.50%, 05/20/51	2,063	1,763,753
2.50%, 07/20/51	1,413	1,205,987
2.50%, 08/20/51	123	104,996
2.50%, 11/20/51	3,488	2,971,752
2.50%, 12/20/51	879	748,381
2.50%, 02/20/52	1,817	1,547,423
2.50%, 08/20/52	366	311,848
3.00%, 03/20/45	33	29,169
3.00%, 12/20/45	4	3,437
3.00%, 01/20/46	4	3,457
3.00%, 03/20/46	261	232,874
3.00%, 05/20/46	2	2,131
3.00%, 08/20/46	10	9,158
3.00%, 09/20/46	93	83,524
3.00%, 04/20/49	48	42,753
3.00%, 10/15/49	32	28,594
3.00%, 12/20/49	1,041	924,027
3.00%, 01/20/50	146	129,758
3.00%, 02/20/50	365	323,844
3.00%, 07/20/50	121	107,276
3.00%, 12/20/50	168	148,964
3.00%, 08/20/51	1,084	957,408
3.00%, 09/20/51	924	816,560
3.00%, 10/20/51	609	536,907
3.00%, 11/20/51	140	123,839
3.00%, 12/20/51	453	399,605
3.00%, 02/20/52	924	815,073

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/20/42	$759	$705,396
3.50%, 05/20/47	429	395,024
3.50%, 09/20/47	821	755,237
3.50%, 02/20/48	149	137,059
3.50%, 03/20/49	366	336,004
3.50%, 09/20/49	227	208,925
3.50%, 10/20/49	152	139,942
3.50%, 12/20/49	64	58,685
3.50%, 01/20/50	338	310,728
3.50%, 01/20/52	941	855,435
3.50%, 02/20/52	331	300,795
3.50%, 09/21/53(i)	325	295,103
4.00%, 02/20/49	812	766,373
4.00%, 01/20/50	46	43,520
4.00%, 07/20/52	92	85,840
4.00%, 08/20/52	337	314,070
4.00%, 09/20/52	778	725,078
4.00%, 12/20/52	220	204,624
4.00%, 09/21/53(i)	978	911,221
4.50%, 07/20/41	184	180,783
4.50%, 09/20/48	91	88,267
4.50%, 01/20/49	181	174,804
4.50%, 09/20/53(i)	1,625	1,548,574
5.00%, 07/20/52	49	48,105
5.00%, 09/20/52	502	487,976
5.00%, 12/20/52	389	378,622
5.00%, 01/20/53	245	238,354
5.00%, 09/21/53(i)	540	525,456
5.50%, 12/20/52	723	716,045
5.50%, 01/20/53	73	72,790
5.50%, 04/20/53	285	282,271
5.50%, 06/20/53	194	192,343
5.50%, 07/20/53	260	258,571
5.50%, 09/21/53(i)	1,850	1,831,211
6.00%, 09/20/53(i)	750	752,432
Uniform Mortgage-Backed Securities 1.50%, 03/01/36	166	141,934
1.50%, 10/01/36	65	55,208
1.50%, 02/01/37	1,319	1,127,204
1.50%, 03/01/37	1,658	1,414,663
1.50%, 04/01/37	129	110,067
1.50%, 08/01/37	113	96,715
1.50%, 09/01/37(i)	807	687,851
1.50%, 11/01/50	447	338,502
1.50%, 03/01/51	635	480,140
1.50%, 04/01/51	469	354,469
1.50%, 05/01/51	903	681,318
1.50%, 07/01/51	1,616	1,220,696
2.00%, 12/01/35	47	41,235
2.00%, 02/01/36	783	691,043
2.00%, 03/01/36	152	133,822
2.00%, 04/01/36	56	49,009
2.00%, 05/01/36	33	29,041
2.00%, 06/01/36	614	539,209
2.00%, 08/01/36	419	369,042
2.00%, 09/01/36	747	655,367
2.00%, 10/01/36	248	218,225
2.00%, 11/01/36	217	190,579
2.00%, 12/01/36	469	412,466
2.00%, 01/01/37	642	565,178

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/37	$792	$695,214
2.00%, 04/01/37	2,043	1,792,902
2.00%, 05/01/37	307	269,332
2.00%, 06/01/37	653	573,197
2.00%, 09/19/37(i)	250	219,002
2.00%, 07/01/50	262	209,879
2.00%, 08/01/50	827	664,235
2.00%, 09/01/50	345	276,915
2.00%, 10/01/50	778	623,551
2.00%, 11/01/50	1,721	1,377,258
2.00%, 12/01/50	59	47,142
2.00%, 01/01/51	719	575,849
2.00%, 02/01/51	401	319,869
2.00%, 03/01/51	2,190	1,751,493
2.00%, 04/01/51	1,651	1,320,214
2.00%, 05/01/51	1,091	872,557
2.00%, 06/01/51	838	671,385
2.00%, 07/01/51	630	503,383
2.00%, 08/01/51	2,017	1,609,837
2.00%, 10/01/51	2,851	2,281,067
2.00%, 11/01/51	3,279	2,621,168
2.00%, 12/01/51	2,754	2,206,066
2.00%, 01/01/52	2,721	2,172,477
2.00%, 02/01/52	445	354,101
2.00%, 03/01/52	46	36,338
2.00%, 09/14/53(i)	850	676,779
2.50%, 07/01/32	377	348,270
2.50%, 11/01/34	40	36,469
2.50%, 10/01/35	112	101,658
2.50%, 03/01/36	90	81,467
2.50%, 05/01/36	481	433,495
2.50%, 06/01/36	88	79,746
2.50%, 07/01/36	345	311,026
2.50%, 08/01/36	94	84,587
2.50%, 04/01/37	341	307,778
2.50%, 05/01/37	373	336,516
2.50%, 06/01/37	373	336,506
2.50%, 10/01/50	100	84,540
2.50%, 11/01/50	1,322	1,105,748
2.50%, 12/01/50	300	249,790
2.50%, 01/01/51	298	247,959
2.50%, 03/01/51	530	443,044
2.50%, 04/01/51	137	113,431
2.50%, 07/01/51	397	331,829
2.50%, 08/01/51	1,524	1,277,430
2.50%, 09/01/51	1,650	1,373,029
2.50%, 10/01/51	1,122	933,442
2.50%, 11/01/51	2,443	2,033,245
2.50%, 12/01/51	3,445	2,876,749
2.50%, 01/01/52	3,077	2,556,406
2.50%, 02/01/52	463	386,787
2.50%, 03/01/52	1,380	1,144,543
2.50%, 04/01/52	1,809	1,507,642
2.50%, 09/14/53(i)	200	165,672
3.00%, 03/01/30	95	91,861
3.00%, 09/01/34	417	387,510
3.00%, 03/01/35	38	34,884
3.00%, 07/01/35	28	26,277
3.00%, 11/01/46	93	82,036
3.00%, 12/01/46	84	74,126

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/48	$605	$536,582
3.00%, 11/01/48	123	107,807
3.00%, 02/01/49	868	763,708
3.00%, 12/01/49	1,212	1,059,960
3.00%, 04/01/50	19	16,172
3.00%, 07/01/50	31	27,353
3.00%, 08/01/50	176	154,272
3.00%, 10/01/50	256	222,008
3.00%, 01/01/51	75	65,530
3.00%, 04/01/51	80	69,303
3.00%, 07/01/51	1,119	968,900
3.00%, 08/01/51	429	372,053
3.00%, 11/01/51	69	59,273
3.00%, 01/01/52	1,285	1,112,699
3.00%, 02/01/52	481	415,707
3.00%, 04/01/52	4,549	3,931,644
3.00%, 05/01/52	927	800,595
3.00%, 09/01/53(i)	525	452,300
3.50%, 02/01/34	115	109,425
3.50%, 07/01/45	1,716	1,564,457
3.50%, 07/01/47	60	54,130
3.50%, 09/01/47	624	566,483
3.50%, 10/01/47	323	293,501
3.50%, 11/01/47	79	71,347
3.50%, 02/01/48	378	342,903
3.50%, 02/01/49	62	56,454
3.50%, 03/01/49	243	220,856
3.50%, 06/01/49	357	323,047
3.50%, 08/01/49	69	62,781
3.50%, 12/01/49	313	282,827
3.50%, 02/01/51	1,717	1,553,136
3.50%, 10/01/51	761	690,278
3.50%, 06/01/52	938	842,941
3.50%, 07/01/52	324	291,924
3.50%, 09/14/53(i)	1,377	1,230,748
4.00%, 09/01/47	40	37,298
4.00%, 05/01/48	1,192	1,117,124
4.00%, 09/01/48	356	333,360
4.00%, 03/01/49	181	169,223
4.00%, 07/01/49	726	680,337
4.00%, 08/01/49	262	245,150
4.00%, 04/01/50	546	510,361
4.00%, 05/01/50	254	237,167
4.00%, 03/01/51	1,281	1,198,474
4.00%, 05/01/52	536	495,375
4.00%, 06/01/52	682	630,850
4.00%, 08/01/52	619	572,311
4.00%, 09/14/53(i)	675	623,004
4.50%, 04/01/49	83	80,014
4.50%, 09/01/50	410	395,651
4.50%, 10/01/50	147	140,587
4.50%, 05/01/52	162	155,049
4.50%, 06/01/52	754	715,490
4.50%, 09/01/52	1,080	1,025,372
4.50%, 10/01/52	1,950	1,853,371
4.50%, 12/01/52	338	322,978
4.50%, 09/14/53(i)	375	355,547
5.00%, 09/01/49	28	27,390
5.00%, 08/01/52	119	115,690
5.00%, 09/01/52	285	277,828

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 10/01/52	$410	$398,535
5.00%, 11/01/52	360	350,020
5.00%, 12/01/52	314	305,968
5.00%, 01/01/53	848	823,373
5.00%, 04/01/53	242	234,948
5.00%, 09/14/53(i)	1,546	1,499,046
5.50%, 09/01/52	120	119,909
5.50%, 11/01/52	167	166,487
5.50%, 12/01/52	665	661,468
5.50%, 01/01/53	750	747,519
5.50%, 02/01/53	294	290,699
5.50%, 03/01/53	195	194,652
5.50%, 04/01/53	160	159,338
5.50%, 09/14/53(i)	1,155	1,140,382
6.00%, 09/14/53(i)	1,100	1,102,879

		144,004,427

U.S. Government Obligations — 35.9%
U.S. Treasury Note/Bond
0.25%, 05/31/25	1,250	1,151,709
0.25%, 06/30/25(c)	1,150	1,056,787
0.25%, 07/31/25	1,200	1,098,937
0.25%, 08/31/25	300	273,844
0.25%, 09/30/25	1,280	1,166,100
0.25%, 10/31/25	1,300	1,180,055
0.38%, 08/15/24	400	381,375
0.38%, 09/15/24	6,140	5,833,240
0.38%, 04/30/25	2,590	2,399,797
0.38%, 11/30/25	1,400	1,270,609
0.38%, 12/31/25	1,560	1,413,262
0.38%, 01/31/26	3,370	3,041,162
0.38%, 09/30/27	1,100	937,492
0.50%, 02/28/26	800	722,312
0.50%, 05/31/27	1,000	866,172
0.50%, 08/31/27	780	670,191
0.50%, 10/31/27	230	196,524
0.63%, 10/15/24	4,040	3,835,633
0.63%, 07/31/26	2,000	1,788,594
0.63%, 11/30/27	700	599,922
0.63%, 12/31/27	1,445	1,235,249
0.63%, 05/15/30	115	91,209
0.63%, 08/15/30	2,050	1,615,336
0.75%, 11/15/24	2,150	2,037,461
0.75%, 03/31/26	300	272,273
0.75%, 04/30/26	1,400	1,266,125
0.75%, 08/31/26	600	537,234
0.75%, 01/31/28	1,700	1,457,883
0.88%, 06/30/26	2,300	2,078,984
0.88%, 09/30/26	1,900	1,704,805
0.88%, 11/15/30	1,190	952,372
1.00%, 12/15/24	1,770	1,677,490
1.00%, 07/31/28	2,100	1,797,305
1.13%, 01/15/25	390	369,220
1.13%, 10/31/26	1,100	991,633
1.13%, 02/28/27	700	625,844
1.13%, 02/29/28	2,130	1,854,098
1.13%, 08/31/28	2,400	2,062,688
1.13%, 02/15/31	1,015	824,529
1.13%, 05/15/40	1,950	1,206,562
1.13%, 08/15/40	1,390	852,895
1.25%, 11/30/26	1,900	1,715,937

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 12/31/26	$1,700	$1,533,187
1.25%, 03/31/28	2,550	2,228,262
1.25%, 04/30/28	1,400	1,220,844
1.25%, 05/31/28	1,600	1,392,750
1.25%, 06/30/28	1,660	1,442,125
1.25%, 09/30/28	1,700	1,467,047
1.25%, 08/15/31	1,550	1,251,625
1.25%, 05/15/50	1,055	551,402
1.38%, 10/31/28	1,970	1,707,590
1.38%, 12/31/28	1,400	1,209,578
1.38%, 11/15/31	2,950	2,390,883
1.38%, 11/15/40	1,480	944,425
1.38%, 08/15/50	1,440	778,050
1.50%, 02/15/25	760	721,436
1.50%, 08/15/26	1,400	1,283,297
1.50%, 01/31/27	2,000	1,814,219
1.50%, 11/30/28	2,300	2,003,336
1.63%, 05/15/26	1,650	1,525,992
1.63%, 10/31/26	600	549,469
1.63%, 05/15/31	1,800	1,507,500
1.63%, 11/15/50	1,600	925,000
1.75%, 03/15/25	910	865,389
1.75%, 01/31/29	2,300	2,022,203
1.75%, 08/15/41	1,820	1,222,528
1.88%, 08/31/24	400	386,391
1.88%, 02/28/27	1,000	917,422
1.88%, 02/28/29	1,050	928,512
1.88%, 02/15/32	2,150	1,807,008
1.88%, 02/15/41	1,350	936,352
1.88%, 02/15/51	1,770	1,091,592
1.88%, 11/15/51	1,570	964,569
2.00%, 08/15/25	1,100	1,041,219
2.00%, 11/15/26	2,000	1,851,875
2.00%, 11/15/41	1,800	1,259,437
2.00%, 02/15/50	900	576,141
2.00%, 08/15/51	1,850	1,174,172
2.13%, 11/30/24	450	433,072
2.25%, 11/15/24	1,600	1,543,437
2.25%, 11/15/25	1,550	1,468,262
2.25%, 03/31/26	600	565,688
2.25%, 02/15/27	570	529,966
2.25%, 08/15/27	700	646,242
2.25%, 11/15/27	1,000	919,531
2.25%, 05/15/41	1,550	1,141,672
2.25%, 08/15/46	1,300	895,172
2.25%, 02/15/52	1,320	890,587
2.38%, 08/15/24	1,000	971,797
2.38%, 05/15/27	600	558,422
2.38%, 03/31/29	680	616,569
2.38%, 05/15/29	1,000	905,781
2.38%, 02/15/42	1,300	966,875
2.38%, 05/15/51	2,000	1,390,000
2.50%, 03/31/27	700	655,867
2.50%, 02/15/45	1,375	1,008,906
2.50%, 02/15/46	760	552,306
2.50%, 05/15/46	900	653,344
2.63%, 01/31/26	560	533,619
2.63%, 05/31/27	1,400	1,314,141
2.63%, 02/15/29	1,000	920,625
2.63%, 07/31/29	1,000	915,781

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 05/15/25	$1,800	$1,734,187
2.75%, 04/30/27	3,000	2,831,719
2.75%, 02/15/28	1,400	1,311,406
2.75%, 05/31/29	900	831,164
2.75%, 08/15/32	2,300	2,064,609
2.75%, 08/15/42	690	542,297
2.75%, 11/15/42	400	313,438
2.75%, 08/15/47	550	416,711
2.75%, 11/15/47	600	454,219
2.88%, 05/31/25	600	578,836
2.88%, 06/15/25	650	626,971
2.88%, 05/15/28	1,000	939,922
2.88%, 08/15/28	600	562,547
2.88%, 04/30/29	800	744,500
2.88%, 05/15/32	2,000	1,817,500
2.88%, 05/15/43	200	159,188
2.88%, 08/15/45	960	750,450
2.88%, 11/15/46	600	466,500
2.88%, 05/15/49	200	155,063
2.88%, 05/15/52	1,300	1,009,125
3.00%, 07/15/25	1,300	1,255,414
3.00%, 09/30/25	480	462,675
3.00%, 10/31/25	250	240,801
3.00%, 05/15/42	250	205,039
3.00%, 11/15/44	500	402,109
3.00%, 05/15/45	990	792,773
3.00%, 11/15/45	400	319,438
3.00%, 02/15/47	500	397,422
3.00%, 05/15/47	600	476,813
3.00%, 02/15/48	800	634,875
3.00%, 08/15/48	1,000	793,437
3.00%, 08/15/52	1,900	1,514,359
3.13%, 08/15/25	1,130	1,093,054
3.13%, 11/15/28	700	662,758
3.13%, 08/31/29	700	658,711
3.13%, 02/15/43	500	415,078
3.13%, 08/15/44	500	411,094
3.13%, 05/15/48	1,250	1,015,039
3.25%, 06/30/27	900	864,070
3.25%, 06/30/29	700	663,742
3.25%, 05/15/42	700	597,625
3.38%, 05/15/33	2,700	2,543,906
3.38%, 08/15/42	400	347,063
3.38%, 05/15/44	100	85,703
3.38%, 11/15/48	500	424,844
3.50%, 09/15/25	1,000	973,906
3.50%, 01/31/28	1,900	1,837,656
3.50%, 04/30/28	1,000	966,875
3.50%, 01/31/30	1,000	959,141
3.50%, 04/30/30	600	575,250
3.50%, 02/15/33	2,700	2,571,328
3.63%, 05/15/26	2,300	2,243,219
3.63%, 03/31/28	800	777,687
3.63%, 05/31/28	1,400	1,361,719
3.63%, 03/31/30	600	579,563
3.63%, 02/15/53	1,400	1,261,312
3.63%, 05/15/53	1,350	1,217,531
3.75%, 04/15/26	1,500	1,467,539
3.75%, 05/31/30	400	389,188
3.75%, 06/30/30	1,700	1,654,047

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.88%, 03/31/25	$700	$687,313
3.88%, 01/15/26	100	98,109
3.88%, 11/30/27	800	785,375
3.88%, 12/31/27	800	785,437
3.88%, 09/30/29	900	881,789
3.88%, 11/30/29	900	881,859
3.88%, 12/31/29	800	783,812
3.88%, 08/15/33	800	785,625
3.88%, 02/15/43	600	558,188
3.88%, 05/15/43	500	465,000
4.00%, 02/15/26	1,900	1,870,016
4.00%, 02/29/28	1,000	987,734
4.00%, 06/30/28	3,200	3,162,000
4.00%, 02/28/30	900	888,469
4.00%, 07/31/30	300	296,438
4.00%, 11/15/42	500	474,297
4.00%, 11/15/52	900	868,500
4.13%, 01/31/25	600	591,539
4.13%, 06/15/26	2,900	2,866,469
4.13%, 09/30/27	900	891,703
4.13%, 07/31/28(c)	1,500	1,491,328
4.13%, 08/31/30	300	298,734
4.13%, 11/15/32	3,800	3,798,219
4.13%, 08/15/53	400	394,625
4.25%, 12/31/24	1,000	987,617
4.25%, 05/31/25	1,000	987,695
4.25%, 10/15/25	620	613,025
4.25%, 05/15/39	400	401,000
4.38%, 08/15/26	500	497,695
4.38%, 08/15/43	300	299,203
4.50%, 11/30/24	500	495,391
4.50%, 11/15/25	1,000	993,750
4.50%, 02/15/36	100	104,484
4.63%, 02/28/25	1,500	1,489,512
4.63%, 03/15/26	2,000	1,998,594
4.75%, 06/30/25	700	696,090
4.75%, 07/31/25	860	857,648
4.75%, 07/15/26	2,400	2,395,875
4.75%, 02/15/37	600	640,688
5.00%, 05/15/37	400	437,250

		217,513,588

Total U.S. Government & Agency Obligations — 59.7% (Cost: $406,998,039)		361,518,015

Total Long-Term Investments — 98.7% (Cost: $672,897,524)		597,889,584

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(j)(k)(l)	30,589	30,588,842

Total Short-Term Securities — 5.0% (Cost: $30,588,842)		30,588,842

Total Investments Before TBA Sales Commitments — 103.7% (Cost: $703,486,366)		628,478,426

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2023	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments(i)

Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 5.50%, 09/21/53	$(500)	$(494,922)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(489,199))		(494,922)

Total Investments, Net of TBA Sales Commitments — 103.6% (Cost: $702,997,167)		627,983,504

Liabilities in Excess of Other Assets — (3.6)%		(21,910,725)

Net Assets — 100.0%		$606,072,779

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2023 for purposes of Section2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$18,430,070	$12,158,772	(a)	$—	$—	$—	$30,588,842	30,589	$390,511	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,650,942	$—	$1,650,942
Collaterized Mortgage Obligations	—	5,457,732	—	5,457,732
Corporate Bonds & Notes	—	191,138,054	—	191,138,054
Foreign Government Obligations	—	38,124,841	—	38,124,841
U.S. Government & Agency Obligations	—	361,518,015	—	361,518,015
Short-Term Securities
Money Market Funds	30,588,842	—	—	30,588,842
Liabilities
Investments
TBA Sales Commitments	—	(494,922)	—	(494,922)

	$30,588,842	$597,394,662	$—	$627,983,504

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Statements of Assets and Liabilities (unaudited)

August 31, 2023

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,706,417	$597,889,584
Investments, at value — affiliated(c)	631,304	30,588,842
Cash	3,058	9,878
Foreign currency, at value(d)	—	544
Receivables:
Investments sold	47,807	6,109,760
Securities lending income — affiliated	214	6,439
TBA sales commitments	—	489,199
Capital shares sold	—	115,067
Dividends — affiliated	279	93,431
Interest — unaffiliated	141,943	4,062,768

Total assets	12,531,022	639,365,512

LIABILITIES
Collateral on securities loaned, at value	511,204	7,708,842
TBA sales commitments, at value(e)	—	494,922
Payables:
Investments purchased	95,607	25,029,016
Investment advisory fees	1,801	59,953

Total liabilities	608,612	33,292,733

Commitments and contingent liabilities

NET ASSETS	$11,922,410	$606,072,779

NET ASSETS CONSIST OF
Paid-in capital	$15,158,203	$704,732,480
Accumulated loss	(3,235,793)	(98,659,701)

NET ASSETS	$11,922,410	$606,072,779

NET ASSETVALUE
Shares outstanding	150,000	14,400,000

Net asset value	$79.48	$42.09

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$13,920,346	$672,897,524
(b) Securities loaned, at value	$493,190	$7,482,118
(c) Investments, at cost — affiliated	$631,196	$30,588,842
(d) Foreign currency, at cost	$—	$537
(e) Proceeds from TBA sales commitments	$—	$489,199

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2023

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — affiliated	$3,190	$349,825
Interest — unaffiliated	232,678	8,978,917
Securities lending income — affiliated — net	971	40,686
Other income — unaffiliated	—	153

Total investment income	236,839	9,369,581

EXPENSES
Investment advisory	10,903	356,305

Total expenses	10,903	356,305

Less:
Investment advisory fees waived	—	(6,362)

Total expenses after fees waived	10,903	349,943

Net investment income.	225,936	9,019,638

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(199,901)	(3,444,914)
Investments — affiliated	(168)	—
Foreign currency transactions	—	(1)
In-kind redemptions — unaffiliated(a)	—	(623,916)

	(200,069)	(4,068,831)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	226,001	876,539
Investments — affiliated	(32)	—
Foreign currency translations	—	12

	225,969	876,551

Net realized and unrealized gain (loss)	25,900	(3,192,280)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$251,836	$5,827,358

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	iShares ESG Advanced Investment Grade Corporate Bond ETF		iShares ESG Advanced Total USD Bond Market ETF
	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23	Six Months Ended 08/31/23 (unaudited)	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$225,936	$457,695	$9,019,638	$17,739,911
Net realized loss	(200,069)	(1,752,499)	(4,068,831)	(41,430,926)
Net change in unrealized appreciation (depreciation)	225,969	(1,000,276)	876,551	(50,521,134)

Net increase (decrease) in net assets resulting from operations	251,836	(2,295,080)	5,827,358	(74,212,149)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(222,028)	(457,951)	(8,782,493)	(17,304,554)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(3,953,019)	38,334,513	52,415,316

NET ASSETS
Total increase (decrease) in net assets	29,808	(6,706,050)	35,379,378	(39,101,387)
Beginning of period	11,892,602	18,598,652	570,693,401	609,794,788

End of period	$11,922,410	$11,892,602	$606,072,779	$570,693,401

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/23 (unaudited	)	Year Ended 02/28/23	Period From 11/08/21 to 02/28/22	(a)

Net asset value, beginning of period	$79.28		$92.99	$100.00

Net investment income(b)	1.51		2.45	0.64
Net realized and unrealized gain (loss)(c)	0.17		(13.69)	(7.19)

Net increase (decrease) from investment operations	1.68		(11.24)	(6.55)

Distributions from net investment income(d)	(1.48)		(2.47)	(0.46)

Net asset value, end of period	$79.48		$79.28	$92.99

Total Return(e)
Based on net asset value	2.11	%(f)	(12.17)%	(6.56	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18	%(h)

Net investment income	3.73	%(h)	2.97%	2.16	%(h)

Supplemental Data
Net assets, end of period (000)	$11,922		$11,893	$18,599

Portfolio turnover rate(i)	14%		35%	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF
	Six Months Ended 08/31/23 (unaudited	)	Year Ended 02/28/23	Year Ended 02/28/22	Period From 06/23/20 to 02/28/21	(a)

Net asset value, beginning of period	$42.27		$47.64	$49.61	$50.00

Net investment income(b)	0.65		1.01	0.60	0.35
Net realized and unrealized loss(c)	(0.19)		(5.38)	(2.01)	(0.42)

Net increase (decrease) from investment operations	0.46		(4.37)	(1.41)	(0.07)

Distributions from net investment income(d)	(0.64)		(1.00)	(0.56)	(0.32)

Net asset value, end of period	$42.09		$42.27	$47.64	$49.61

Total Return(e)
Based on net asset value	1.06	%(f)	(9.22)%	(2.85)%	(0.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12	%(h)	0.12%	0.12%	0.12	%(h)

Total expenses after fees waived	0.12	%(h)	0.11%	0.11%	0.11	%(h)

Net investment income	3.04	%(h)	2.32%	1.23%	1.03	%(h)

Supplemental Data
Net assets, end of period (000)	$606,073		$570,693	$609,795	$188,521

Portfolio turnover rate(i)(j)	26%		167%	243%	216	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

60	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Advanced Investment Grade Corporate Bond	Non-diversified
ESG Advanced Total USD Bond Market	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security

62	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Advanced Investment Grade Corporate Bond
Barclays Capital, Inc.	$82,933	$(82,933)	$—		$—
BofA Securities, Inc.	56,546	(56,546)	—		—
J.P. Morgan Securities LLC	107,704	(107,704)	—		—
Jefferies LLC	332	(332)	—		—
Nomura Securities International, Inc.	200,331	(200,331)	—		—
RBC Capital Markets LLC	13,053	(13,053)	—		—
Wells Fargo Bank, National Association	7,994	(7,994)	—		—
Wells Fargo Securities LLC	24,297	(24,297)	—		—

	$493,190	$(493,190)	$—		$—

ESG Advanced Total USD Bond Market
Barclays Bank PLC	$574,213	$(574,213)	$—		$—
Barclays Capital, Inc.	155,419	(155,419)	—		—
BMO Capital Markets Corp.	94,532	(94,532)	—		—
BNP Paribas SA	278,462	(278,462)	—		—
BofA Securities, Inc.	132,127	(132,127)	—		—
Citigroup Global Markets, Inc.	1,617,748	(1,617,748)	—		—
Credit Suisse Securities (USA) LLC	24,492	(24,492)	—		—
Goldman Sachs & Co. LLC	916,639	(916,639)	—		—
J.P. Morgan Securities LLC	1,366,347	(1,366,347)	—		—
Jefferies LLC	142,652	(142,652)	—		—
Morgan Stanley	1,093,918	(1,093,918)	—		—
Pershing LLC	205,405	(205,405)	—		—
RBC Capital Markets LLC	359,784	(359,784)	—		—
Scotia Capital (USA), Inc.	27,817	(27,817)	—		—
State Street Bank & Trust Co.	9,597	(9,597)	—		—
Toronto Dominion Bank	54,436	(54,436)	—		—
UBS AG	84,236	(84,236)	—		—
UBS Securities LLC	1,949	(1,949)	—		—
Wells Fargo Securities LLC	342,345	(342,345)	—		—

	$7,482,118	$(7,482,118)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Advanced Investment Grade Corporate Bond	0.18%
ESG Advanced Total USD Bond Market	0.12

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
ESG Advanced Total USD Bond Market	$6,362

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Advanced Investment Grade Corporate Bond	$317
ESG Advanced Total USD Bond Market	10,140

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

6. PURCHASES AND SALES

For the six months ended August 31, 2023, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Investment Grade Corporate Bond	$—	$—	$1,842,480	$1,649,645
ESG Advanced Total USD Bond Market	146,768,808	131,345,452	16,380,239	18,558,230

For the six months ended August 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$39,929,441	$12,542,730

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
ESG Advanced Investment Grade Corporate Bond	$(857,986)
ESG Advanced Total USD Bond Market	(21,003,615)

(a)   Amounts available to offset future realized capital gains.

As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Investment Grade Corporate Bond	$14,555,213	$7,793	$(2,225,285)	$(2,217,492)
ESG Advanced Total USD Bond Market	703,760,755	544,600	(75,832,652)	(75,288,052)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

66	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/23		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Investment Grade Corporate Bond
Shares redeemed	—	$—	(50,000)	$(3,953,019)

ESG Advanced Total USD Bond Market
Shares sold	1,300,000	$55,186,627	7,800,000	$359,712,060
Shares redeemed	(400,000)	(16,852,114)	(7,100,000)	(307,296,744)

	900,000	$38,334,513	700,000	$52,415,316

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

68	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares ESG Advanced Investment Grade Corporate Bond ETF, iShares ESG Advanced Total USD Bond Market ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	69

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately

70	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	71

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

72	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	73

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

74	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-213-0823

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: October 23, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: October 23, 2023